UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2018

Date of reporting period: June 30, 2017

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® ASIA 50 ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.35%

CHINA — 31.14%
Bank of China Ltd. Class H	18,200,000	$8,929,283
China Construction Bank Corp. Class H	22,330,960	17,306,498
China Life Insurance Co. Ltd. Class H	1,750,000	5,346,540
China Mobile Ltd.	1,330,000	14,115,315
China Petroleum & Chemical Corp. Class H	6,161,600	4,806,813
CNOOC Ltd.	3,780,000	4,140,038
Industrial & Commercial Bank of China Ltd. Class H	18,620,115	12,570,119
PetroChina Co. Ltd. Class H	5,040,000	3,086,063
Ping An Insurance Group Co. of China Ltd. Class H	1,225,000	8,073,612
Tencent Holdings Ltd.	1,288,000	46,065,702

		124,439,983
HONG KONG — 19.25%
AIA Group Ltd.	2,884,000	21,076,443
Cheung Kong Property Holdings Ltd.	665,148	5,210,281
CK Hutchison Holdings Ltd.	665,148	8,350,083
CLP Holdings Ltd.	460,000	4,867,257
Galaxy Entertainment Group Ltd.	630,000	3,825,298
Hang Seng Bank Ltd.	175,000	3,660,755
Hong Kong & China Gas Co. Ltd.[a]	2,000,548	3,762,023
Hong Kong Exchanges & Clearing Ltd.	273,000	7,057,164
Jardine Matheson Holdings Ltd.	70,000	4,494,000
Link REIT	525,000	3,994,774
Power Assets Holdings Ltd.	315,000	2,782,219
Sands China Ltd.	588,000	2,692,773
Sun Hung Kai Properties Ltd.	350,000	5,142,543

		76,915,613
SINGAPORE — 6.12%
DBS Group Holdings Ltd.	427,000	6,432,059
Oversea-Chinese Banking Corp. Ltd.[a]	889,074	6,967,432
Singapore Telecommunications Ltd.	1,918,000	5,418,905
United Overseas Bank Ltd.	336,000	5,642,096

		24,460,492

Security	Shares	Value
SOUTH KOREA — 24.63%
Hyundai Mobis Co. Ltd.	16,450	$3,594,371
Hyundai Motor Co.	35,700	4,976,751
KB Financial Group Inc.	96,900	4,886,711
Korea Electric Power Corp.	60,970	2,174,170
KT&G Corp.	30,170	3,085,164
LG Chem Ltd.	11,130	2,830,774
NAVER Corp.	6,930	5,075,681
POSCO	19,110	4,793,576
Samsung C&T Corp.	22,190	2,870,358
Samsung Electronics Co. Ltd.	24,570	51,044,784
Shinhan Financial Group Co. Ltd.	113,540	4,892,297
SK Hynix Inc.	139,090	8,193,564

		98,418,201
TAIWAN — 18.21%
Cathay Financial Holding Co. Ltd.	2,030,866	3,344,720
Chunghwa Telecom Co. Ltd.	910,551	3,232,726
CTBC Financial Holding Co. Ltd.	4,620,359	3,030,117
Formosa Chemicals & Fibre Corp.	840,804	2,639,605
Formosa Plastics Corp.	1,120,071	3,413,234
Fubon Financial Holding Co. Ltd.[b]	1,750,000	2,787,229
Hon Hai Precision Industry Co. Ltd.	3,570,066	13,731,023
Largan Precision Co. Ltd.	23,000	3,666,995
MediaTek Inc.	360,112	3,083,799
Nan Ya Plastics Corp.	1,260,510	3,128,485
Taiwan Semiconductor Manufacturing Co. Ltd.	4,480,343	30,708,465

		72,766,398

TOTAL COMMON STOCKS
(Cost: $293,862,014)		397,000,687

SHORT-TERM INVESTMENTS — 0.22%

MONEY MARKET FUNDS — 0.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	708,056	708,269
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	160,944	160,944

		869,213

TOTAL SHORT-TERM INVESTMENTS
(Cost: $869,077)		869,213

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® ASIA 50 ETF

June 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.57%
(Cost: $294,731,091)[f]	$397,869,900
Other Assets, Less Liabilities — 0.43%	1,721,078

NET ASSETS — 100.00%	$399,590,978

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $301,882,911. Net unrealized appreciation was $95,986,989, of which $113,298,134 represented gross unrealized appreciation on securities and $17,311,145 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$397,000,687	$—	$—	$397,000,687
Money market funds	869,213	—	—	869,213

Total	$397,869,900	$—	$—	$397,869,900

2

Schedule of Investments (Unaudited)

iSHARES® CORE S&P 500 ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 2.33%
Arconic Inc.	2,422,455	$54,868,606
Boeing Co. (The)	3,123,366	617,645,627
General Dynamics Corp.	1,577,940	312,589,914
L3 Technologies Inc.	434,708	72,631,013
Lockheed Martin Corp.	1,385,081	384,512,336
Northrop Grumman Corp.	971,362	249,358,339
Raytheon Co.	1,619,299	261,484,403
Rockwell Collins Inc.	901,112	94,688,849
Textron Inc.	1,490,073	70,182,438
TransDigm Group Inc.[a]	272,438	73,250,405
United Technologies Corp.	4,146,167	506,288,452

		2,697,500,382
AIR FREIGHT & LOGISTICS — 0.72%
CH Robinson Worldwide Inc.	773,001	53,089,709
Expeditors International of Washington Inc.	999,856	56,471,867
FedEx Corp.	1,368,729	297,465,873
United Parcel Service Inc. Class B	3,832,498	423,835,954

		830,863,403
AIRLINES — 0.65%
Alaska Air Group Inc.	680,760	61,105,018
American Airlines Group Inc.	2,744,879	138,122,311
Delta Air Lines Inc.	4,105,552	220,632,364
Southwest Airlines Co.	3,372,463	209,564,851
United Continental Holdings Inc.[b]	1,569,646	118,115,862

		747,540,406
AUTO COMPONENTS — 0.20%
BorgWarner Inc.	1,113,775	47,179,509
Delphi Automotive PLC	1,490,630	130,653,719
Goodyear Tire & Rubber Co. (The)	1,401,030	48,980,009

		226,813,237
AUTOMOBILES — 0.49%
Ford Motor Co.	21,820,694	244,173,566
General Motors Co.	7,662,443	267,649,134
Harley-Davidson Inc.	973,403	52,583,230

		564,405,930

Security	Shares	Value
BANKS — 6.48%
Bank of America Corp.	55,374,829	$1,343,393,352
BB&T Corp.	4,525,101	205,484,836
Citigroup Inc.	15,319,801	1,024,588,291
Citizens Financial Group Inc.	2,813,291	100,378,223
Comerica Inc.	979,748	71,756,743
Fifth Third Bancorp.	4,189,565	108,761,107
Huntington Bancshares Inc./OH	5,993,389	81,030,619
JPMorgan Chase & Co.	19,768,696	1,806,858,814
KeyCorp	6,104,138	114,391,546
M&T Bank Corp.	852,947	138,134,767
People’s United Financial Inc.	1,905,116	33,644,349
PNC Financial Services Group Inc. (The)[c]	2,690,025	335,903,422
Regions Financial Corp.	6,639,777	97,206,335
SunTrust Banks Inc.	2,694,875	152,853,310
U.S. Bancorp.	8,814,668	457,657,563
Wells Fargo & Co.	25,025,669	1,386,672,319
Zions BanCorp.	1,108,838	48,689,077

		7,507,404,673
BEVERAGES — 2.08%
Brown-Forman Corp. Class B	983,516	47,798,878
Coca-Cola Co. (The)	21,396,230	959,620,915
Constellation Brands Inc. Class A	956,139	185,232,808
Dr Pepper Snapple Group Inc.	1,027,142	93,582,908
Molson Coors Brewing Co. Class B	1,030,820	89,000,999
Monster Beverage Corp.[a,b]	2,242,866	111,425,583
PepsiCo Inc.	7,948,511	917,973,535

		2,404,635,626
BIOTECHNOLOGY — 2.94%
AbbVie Inc.	8,855,742	642,129,852
Alexion Pharmaceuticals Inc.[b]	1,247,890	151,830,776
Amgen Inc.	4,094,654	705,222,258
Biogen Inc.[b]	1,188,091	322,400,374
Celgene Corp.[b]	4,344,718	564,248,527
Gilead Sciences Inc.	7,270,947	514,637,629
Incyte Corp.[b]	949,712	119,578,238
Regeneron Pharmaceuticals Inc.[b]	424,001	208,243,851

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2017

Security	Shares	Value
Vertex Pharmaceuticals Inc.[b]	1,383,122	$178,242,932

		3,406,534,437
BUILDING PRODUCTS — 0.34%
Allegion PLC	530,127	43,003,902
Fortune Brands Home & Security Inc.	867,557	56,599,419
Johnson Controls International PLC	5,219,892	226,334,517
Masco Corp.	1,786,396	68,258,191

		394,196,029
CAPITAL MARKETS — 2.92%
Affiliated Managers Group Inc.	315,946	52,402,804
Ameriprise Financial Inc.	849,626	108,148,894
Bank of New York Mellon Corp. (The)	5,779,315	294,860,651
BlackRock Inc.[c]	675,651	285,401,739
CBOE Holdings Inc.	519,393	47,472,520
Charles Schwab Corp. (The)	6,770,549	290,862,785
CME Group Inc.	1,890,680	236,788,763
E*TRADE Financial Corp.[b]	1,514,381	57,591,909
Franklin Resources Inc.	1,888,402	84,581,526
Goldman Sachs Group Inc. (The)	2,036,937	451,996,320
Intercontinental Exchange Inc.	3,290,125	216,885,040
Invesco Ltd.	2,261,431	79,579,757
Moody’s Corp.	925,260	112,585,637
Morgan Stanley	7,923,911	353,089,474
Nasdaq Inc.	630,054	45,042,561
Northern Trust Corp.	1,200,813	116,731,032
Raymond James Financial Inc.	712,647	57,168,542
S&P Global Inc.	1,434,476	209,419,151
State Street Corp.	1,971,963	176,944,240
T Rowe Price Group Inc.	1,333,435	98,954,211

		3,376,507,556
CHEMICALS — 2.11%
Air Products & Chemicals Inc.	1,216,612	174,048,513
Albemarle Corp.	615,283	64,936,968
CF Industries Holdings Inc.	1,290,863	36,092,529
Dow Chemical Co. (The)	6,254,012	394,440,537
Eastman Chemical Co.	802,775	67,425,072

Security	Shares	Value
Ecolab Inc.	1,452,513	$192,821,101
EI du Pont de Nemours & Co.	4,824,378	389,375,548
FMC Corp.	740,943	54,125,886
International Flavors & Fragrances Inc.	438,763	59,233,005
LyondellBasell Industries NV Class A	1,837,862	155,097,174
Monsanto Co.	2,438,885	288,666,429
Mosaic Co. (The)	1,986,371	45,348,850
PPG Industries Inc.	1,425,553	156,753,808
Praxair Inc.	1,594,428	211,341,431
Sherwin-Williams Co. (The)	449,884	157,891,289

		2,447,598,140
COMMERCIAL SERVICES & SUPPLIES — 0.30%
Cintas Corp.	481,836	60,730,609
Republic Services Inc.	1,271,779	81,050,476
Stericycle Inc.[a,b]	484,793	36,999,402
Waste Management Inc.	2,265,981	166,209,706

		344,990,193
COMMUNICATIONS EQUIPMENT — 0.97%
Cisco Systems Inc.	27,821,532	870,813,951
F5 Networks Inc.[b]	359,149	45,633,472
Harris Corp.	677,750	73,928,970
Juniper Networks Inc.	2,118,958	59,076,549
Motorola Solutions Inc.	909,432	78,884,132

		1,128,337,074
CONSTRUCTION & ENGINEERING — 0.09%
Fluor Corp.	794,927	36,391,758
Jacobs Engineering Group Inc.	672,652	36,585,542
Quanta Services Inc.[b]	799,763	26,328,198

		99,305,498
CONSTRUCTION MATERIALS — 0.15%
Martin Marietta Materials Inc.	345,439	76,887,813
Vulcan Materials Co.	734,972	93,106,253

		169,994,066
CONSUMER FINANCE — 0.74%
American Express Co.	4,176,521	351,830,129
Capital One Financial Corp.	2,684,115	221,761,581
Discover Financial Services	2,118,060	131,722,151
Navient Corp.	1,586,563	26,416,274
Synchrony Financial	4,285,824	127,803,272

		859,533,407

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2017

Security	Shares	Value
CONTAINERS & PACKAGING — 0.33%
Avery Dennison Corp.	492,129	$43,489,440
Ball Corp.	1,954,120	82,483,405
International Paper Co.	2,296,399	129,999,147
Sealed Air Corp.	1,089,579	48,769,556
WestRock Co.	1,409,836	79,881,308

		384,622,856
DISTRIBUTORS — 0.11%
Genuine Parts Co.	820,126	76,074,888
LKQ Corp.[b]	1,701,554	56,066,204

		132,141,092
DIVERSIFIED CONSUMER SERVICES — 0.03%
H&R Block Inc.	1,154,510	35,685,904

		35,685,904
DIVERSIFIED FINANCIAL SERVICES — 1.59%
Berkshire Hathaway Inc. Class Bb	10,569,228	1,790,110,146
Leucadia National Corp.	1,789,225	46,806,126

		1,836,916,272
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.14%
AT&T Inc.	34,208,970	1,290,704,438
CenturyLink Inc.	3,026,594	72,275,065
Level 3 Communications Inc.[b]	1,628,775	96,586,358
Verizon Communications Inc.	22,698,637	1,013,721,128

		2,473,286,989
ELECTRIC UTILITIES — 1.99%
Alliant Energy Corp.	1,286,390	51,674,286
American Electric Power Co. Inc.	2,731,374	189,748,552
Duke Energy Corp.	3,894,311	325,525,457
Edison International	1,812,918	141,752,058
Entergy Corp.	991,357	76,106,477
Eversource Energy	1,772,624	107,616,003
Exelon Corp.	5,153,055	185,870,694
FirstEnergy Corp.	2,466,178	71,913,751
NextEra Energy Inc.	2,604,986	365,036,688
PG&E Corp.	2,847,628	188,997,070
Pinnacle West Capital Corp.	629,453	53,604,218
PPL Corp.	3,807,688	147,205,218
Southern Co. (The)	5,526,974	264,631,515
Xcel Energy Inc.	2,825,322	129,625,773

		2,299,307,760

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.56%
Acuity Brands Inc.[a]	241,992	$49,192,134
AMETEK Inc.	1,280,401	77,553,888
Eaton Corp. PLC	2,484,264	193,350,267
Emerson Electric Co.	3,586,052	213,800,420
Rockwell Automation Inc.	721,333	116,827,093

		650,723,802
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.40%
Amphenol Corp. Class A	1,700,538	125,533,715
Corning Inc.	5,135,305	154,315,915
FLIR Systems Inc.	758,469	26,288,536
TE Connectivity Ltd.	1,975,479	155,430,688

		461,568,854
ENERGY EQUIPMENT & SERVICES — 0.89%
Baker Hughes Inc.	2,364,766	128,903,395
Halliburton Co.	4,829,058	206,249,067
Helmerich & Payne Inc.	593,031	32,225,304
National Oilwell Varco Inc.	2,114,634	69,656,044
Schlumberger Ltd.	7,731,417	509,036,495
TechnipFMC PLC[b]	2,594,074	70,558,813
Transocean Ltd.[a,b]	2,139,899	17,611,369

		1,034,240,487
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.87%
Alexandria Real Estate Equities Inc.[a]	505,659	60,916,740
American Tower Corp.	2,363,077	312,682,349
Apartment Investment & Management Co. Class A	867,450	37,274,327
AvalonBay Communities Inc.[a]	764,907	146,992,178
Boston Properties Inc.[a]	856,100	105,317,422
Crown Castle International Corp.[a]	2,041,885	204,556,039
Digital Realty Trust Inc.[a]	889,004	100,413,002
Equinix Inc.	434,408	186,430,537
Equity Residential	2,038,322	134,182,737
Essex Property Trust Inc.[a]	363,243	93,451,527
Extra Space Storage Inc.[a]	696,423	54,320,994
Federal Realty Investment Trust	399,974	50,552,714
GGP Inc.[a]	3,227,274	76,034,575
HCP Inc.	2,587,584	82,699,185

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2017

Security	Shares	Value
Host Hotels & Resorts Inc.[a]	4,154,429	$75,901,418
Iron Mountain Inc.[a]	1,388,860	47,721,230
Kimco Realty Corp.	2,358,968	43,287,063
Macerich Co. (The)[a]	647,367	37,586,128
Mid-America Apartment Communities Inc.[a]	638,749	67,311,370
Prologis Inc.[a]	2,963,458	173,777,177
Public Storage	835,407	174,207,422
Realty Income Corp.[a]	1,532,308	84,552,755
Regency Centers Corp.[a]	809,003	50,675,948
Simon Property Group Inc.	1,734,844	280,628,365
SL Green Realty Corp.[a]	565,434	59,822,917
UDR Inc.[a]	1,507,370	58,742,209
Ventas Inc.[a]	1,974,632	137,197,431
Vornado Realty Trust	950,621	89,263,312
Welltower Inc.	2,041,025	152,770,721
Weyerhaeuser Co.	4,198,239	140,641,006

		3,319,910,798
FOOD & STAPLES RETAILING — 1.88%
Costco Wholesale Corp.	2,440,413	390,295,251
CVS Health Corp.	5,668,838	456,114,706
Kroger Co. (The)	5,086,806	118,624,316
Sysco Corp.	2,749,300	138,372,269
Wal-Mart Stores Inc.	8,218,984	622,012,709
Walgreens Boots Alliance Inc.	4,751,574	372,095,760
Whole Foods Market Inc.	1,795,356	75,602,441

		2,173,117,452
FOOD PRODUCTS — 1.35%
Archer-Daniels-Midland Co.	3,168,589	131,116,213
Campbell Soup Co.	1,051,303	54,825,451
Conagra Brands Inc.	2,248,959	80,422,774
General Mills Inc.	3,214,398	178,077,649
Hershey Co. (The)	786,182	84,412,361
Hormel Foods Corp.	1,493,039	50,927,560
JM Smucker Co. (The)	643,549	76,151,153
Kellogg Co.	1,395,095	96,903,299
Kraft Heinz Co. (The)	3,319,858	284,312,639
McCormick & Co. Inc./MD NVS	625,433	60,985,972
Mondelez International Inc. Class A	8,442,492	364,631,230
Tyson Foods Inc. Class A	1,610,552	100,868,872

		1,563,635,173

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 2.86%
Abbott Laboratories	9,655,493	$469,353,515
Align Technology Inc.[a,b]	421,485	63,273,328
Baxter International Inc.	2,709,833	164,053,290
Becton Dickinson and Co.	1,268,470	247,491,182
Boston Scientific Corp.[b]	7,638,140	211,729,241
Cooper Companies Inc. (The)	270,196	64,690,326
CR Bard Inc.	404,580	127,891,784
Danaher Corp.	3,398,773	286,822,453
DENTSPLY SIRONA Inc.	1,271,362	82,435,112
Edwards Lifesciences Corp.[a,b]	1,167,669	138,065,182
Hologic Inc.[b]	1,558,064	70,704,944
IDEXX Laboratories Inc.[b]	489,218	78,969,570
Intuitive Surgical Inc.[a,b]	205,017	191,766,751
Medtronic PLC	7,616,840	675,994,550
Stryker Corp.	1,730,774	240,196,816
Varian Medical Systems Inc.[a,b]	505,863	52,200,003
Zimmer Biomet Holdings Inc.	1,124,944	144,442,810

		3,310,080,857
HEALTH CARE PROVIDERS & SERVICES — 2.81%
Aetna Inc.	1,850,786	281,004,838
AmerisourceBergen Corp.	927,397	87,666,838
Anthem Inc.	1,472,599	277,040,050
Cardinal Health Inc.	1,754,789	136,733,159
Centene Corp.[b]	958,611	76,573,847
Cigna Corp.	1,424,546	238,454,755
DaVita Inc.[b]	856,522	55,468,365
Envision Healthcare Corp.[b]	648,113	40,617,242
Express Scripts Holding Co.[a,b]	3,310,537	211,344,682
HCA Healthcare Inc.[a,b]	1,592,394	138,856,757
Henry Schein Inc.[b]	445,226	81,485,263
Humana Inc.	804,712	193,629,801
Laboratory Corp. of America Holdings[a,b]	567,449	87,466,589
McKesson Corp.	1,177,793	193,794,060
Patterson Companies Inc.	435,640	20,453,298
Quest Diagnostics Inc.	756,558	84,098,987
UnitedHealth Group Inc.	5,362,078	994,236,503
Universal Health Services Inc. Class B	497,241	60,703,181

		3,259,628,215

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2017

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 0.09%
Cerner Corp.[a,b]	1,635,872	$108,736,412

		108,736,412
HOTELS, RESTAURANTS & LEISURE — 1.77%
Carnival Corp.	2,338,998	153,368,099
Chipotle Mexican Grill Inc.[a,b]	158,427	65,921,475
Darden Restaurants Inc.	694,250	62,787,970
Hilton Worldwide Holdings Inc.[a]	1,143,613	70,732,464
Marriott International Inc./MD Class A	1,732,437	173,780,755
McDonald’s Corp.	4,535,270	694,621,953
Royal Caribbean Cruises Ltd.	936,721	102,318,035
Starbucks Corp.	8,057,594	469,838,306
Wyndham Worldwide Corp.	580,533	58,291,319
Wynn Resorts Ltd.	448,292	60,124,923
Yum! Brands Inc.	1,843,275	135,959,964

		2,047,745,263
HOUSEHOLD DURABLES — 0.47%
DR Horton Inc.	1,908,587	65,979,853
Garmin Ltd.	637,720	32,542,852
Leggett & Platt Inc.	718,062	37,719,797
Lennar Corp. Class A	1,130,609	60,284,072
Mohawk Industries Inc.[b]	354,005	85,559,468
Newell Brands Inc.	2,687,855	144,122,785
PulteGroup Inc.	1,539,908	37,773,943
Whirlpool Corp.	411,246	78,802,958

		542,785,728
HOUSEHOLD PRODUCTS — 1.75%
Church & Dwight Co. Inc.	1,385,501	71,879,792
Clorox Co. (The)	715,696	95,359,335
Colgate-Palmolive Co.	4,914,885	364,340,425
Kimberly-Clark Corp.	1,974,931	254,983,341
Procter & Gamble Co. (The)	14,231,212	1,240,250,126

		2,026,813,019
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.06%
AES Corp./VA	3,642,887	40,472,475
NRG Energy Inc.	1,754,828	30,218,138

		70,690,613
INDUSTRIAL CONGLOMERATES — 2.33%
3M Co.	3,325,151	692,263,187

Security	Shares	Value
General Electric Co.	48,457,436	$1,308,835,346
Honeywell International Inc.	4,241,847	565,395,787
Roper Technologies Inc.	570,297	132,040,864

		2,698,535,184
INSURANCE — 2.78%
Aflac Inc.	2,212,558	171,871,505
Allstate Corp. (The)	2,028,259	179,379,226
American International Group Inc.	4,890,012	305,723,550
Aon PLC	1,457,846	193,820,626
Arthur J Gallagher & Co.	1,000,959	57,304,903
Assurant Inc.	303,707	31,491,379
Chubb Ltd.	2,598,083	377,709,307
Cincinnati Financial Corp.	844,133	61,157,436
Everest Re Group Ltd.	228,517	58,178,143
Hartford Financial Services Group Inc. (The)	2,048,774	107,704,049
Lincoln National Corp.	1,247,929	84,335,042
Loews Corp.	1,552,907	72,691,577
Marsh & McLennan Companies Inc.	2,864,700	223,332,012
MetLife Inc.	6,007,987	330,078,806
Principal Financial Group Inc.	1,496,799	95,899,912
Progressive Corp. (The)	3,232,287	142,511,534
Prudential Financial Inc.	2,387,068	258,137,533
Torchmark Corp.	601,326	46,001,439
Travelers Companies Inc. (The)	1,554,717	196,718,342
Unum Group	1,273,902	59,402,050
Willis Towers Watson PLC	709,415	103,191,506
XL Group Ltd.	1,436,428	62,915,546

		3,219,555,423
INTERNET & DIRECT MARKETING RETAIL — 2.70%
Amazon.com Inc.[b]	2,207,444	2,136,805,792
Expedia Inc.	676,697	100,794,018
Netflix Inc.[b]	2,398,210	358,316,556
Priceline Group Inc. (The)[a,b]	273,608	511,789,236
TripAdvisor Inc.[a,b]	600,360	22,933,752

		3,130,639,354
INTERNET SOFTWARE & SERVICES — 4.60%
Akamai Technologies Inc.[a,b]	944,634	47,052,220
Alphabet Inc. Class Ab	1,656,078	1,539,622,595
Alphabet Inc. Class Cb	1,660,297	1,508,761,693

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2017

Security	Shares	Value
eBay Inc.[b]	5,602,752	$195,648,100
Facebook Inc. Class Ab	13,152,399	1,985,749,201
VeriSign Inc.[a,b]	487,515	45,319,394

		5,322,153,203
IT SERVICES — 3.83%
Accenture PLC Class A	3,447,976	426,445,672
Alliance Data Systems Corp.	310,682	79,748,963
Automatic Data Processing Inc.	2,489,519	255,076,117
Cognizant Technology Solutions Corp. Class A	3,285,666	218,168,222
CSRA Inc.	805,695	25,580,816
DXC Technology Co.	1,573,421	120,712,859
Fidelity National Information Services Inc.	1,842,684	157,365,214
Fiserv Inc.[b]	1,183,739	144,818,629
Gartner Inc.[a,b]	507,385	62,667,121
Global Payments Inc.	848,449	76,631,914
International Business Machines Corp.	4,757,111	731,786,385
MasterCard Inc. Class A	5,219,237	633,876,334
Paychex Inc.	1,774,955	101,065,938
PayPal Holdings Inc.[a,b]	6,214,765	333,546,437
Total System Services Inc.	934,040	54,407,830
Visa Inc. Class Aa	10,273,008	963,402,690
Western Union Co. (The)	2,613,199	49,781,441

		4,435,082,582
LEISURE PRODUCTS — 0.09%
Hasbro Inc.	625,914	69,795,670
Mattel Inc.	1,874,957	40,367,824

		110,163,494
LIFE SCIENCES TOOLS & SERVICES — 0.72%
Agilent Technologies Inc.	1,793,336	106,362,758
Illumina Inc.[b]	811,350	140,785,452
Mettler-Toledo International Inc.[a,b]	143,674	84,557,896
PerkinElmer Inc.	607,744	41,411,676
Thermo Fisher Scientific Inc.	2,176,856	379,796,066
Waters Corp.[b]	445,164	81,838,950

		834,752,798
MACHINERY — 1.57%
Caterpillar Inc.	3,277,197	352,167,590
Cummins Inc.	864,854	140,296,616

Security	Shares	Value
Deere & Co.	1,634,958	$202,064,459
Dover Corp.	859,036	68,911,868
Flowserve Corp.	720,023	33,430,668
Fortive Corp.	1,677,758	106,285,969
Illinois Tool Works Inc.	1,731,227	247,998,268
Ingersoll-Rand PLC	1,427,299	130,440,856
PACCAR Inc.	1,954,272	129,060,123
Parker-Hannifin Corp.	745,945	119,216,930
Pentair PLC	939,996	62,547,334
Snap-on Inc.	321,032	50,723,056
Stanley Black & Decker Inc.	850,465	119,685,939
Xylem Inc./NY	1,013,433	56,174,591

		1,819,004,267
MEDIA — 3.05%
CBS Corp. Class B NVS	2,045,958	130,491,201
Charter Communications Inc. Class Ab	1,200,116	404,259,075
Comcast Corp. Class A	26,334,005	1,024,919,475
Discovery Communications Inc. Class Aa,b	876,013	22,627,416
Discovery Communications Inc. Class C NVS[a,b]	1,153,153	29,070,987
DISH Network Corp. Class Ab	1,275,611	80,057,346
Interpublic Group of Companies Inc. (The)	2,218,763	54,581,570
News Corp. Class A	2,106,879	28,864,242
News Corp. Class B	664,567	9,403,623
Omnicom Group Inc.	1,289,885	106,931,466
Scripps Networks Interactive Inc. Class A	543,470	37,124,436
Time Warner Inc.	4,315,310	433,300,277
Twenty-First Century Fox Inc. Class A NVS	5,853,871	165,898,704
Twenty-First Century Fox Inc. Class B	2,737,133	76,283,897
Viacom Inc. Class B NVS	1,980,780	66,494,785
Walt Disney Co. (The)	8,094,592	860,050,400

		3,530,358,900
METALS & MINING — 0.25%
Freeport-McMoRan Inc.[b]	7,406,368	88,950,480
Newmont Mining Corp.	2,967,049	96,102,717
Nucor Corp.	1,775,307	102,737,016

		287,790,213

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2017

Security	Shares	Value
MULTI-UTILITIES — 1.04%
Ameren Corp.	1,363,190	$74,525,597
CenterPoint Energy Inc.	2,422,626	66,331,500
CMS Energy Corp.	1,544,485	71,432,431
Consolidated Edison Inc.	1,707,825	138,026,417
Dominion Energy Inc.	3,499,843	268,192,969
DTE Energy Co.	991,907	104,933,842
NiSource Inc.	1,785,996	45,292,859
Public Service Enterprise Group Inc.	2,814,844	121,066,440
SCANA Corp.	790,293	52,957,534
Sempra Energy	1,401,686	158,040,096
WEC Energy Group Inc.	1,745,466	107,136,703

		1,207,936,388
MULTILINE RETAIL — 0.40%
Dollar General Corp.	1,408,814	101,561,401
Dollar Tree Inc.[a,b]	1,316,236	92,031,221
Kohl’s Corp.	941,697	36,415,423
Macy’s Inc.	1,727,048	40,136,596
Nordstrom Inc.	614,262	29,380,151
Target Corp.	3,081,051	161,108,157

		460,632,949
OIL, GAS & CONSUMABLE FUELS — 5.14%
Anadarko Petroleum Corp.	3,131,162	141,966,885
Apache Corp.	2,116,448	101,441,353
Cabot Oil & Gas Corp.	2,598,432	65,168,675
Chesapeake Energy Corp.[a,b]	4,098,739	20,370,733
Chevron Corp.	10,541,786	1,099,824,533
Cimarex Energy Co.	522,175	49,089,672
Concho Resources Inc.[a,b]	824,435	100,193,586
ConocoPhillips	6,878,358	302,372,618
Devon Energy Corp.	2,920,896	93,381,045
EOG Resources Inc.	3,212,084	290,757,844
EQT Corp.[a]	953,633	55,873,357
Exxon Mobil Corp.	23,577,196	1,903,387,033
Hess Corp.	1,498,308	65,730,772
Kinder Morgan Inc./DE	10,666,379	204,367,822
Marathon Oil Corp.	4,775,593	56,590,777
Marathon Petroleum Corp.	2,891,462	151,310,206
Murphy Oil Corp.	894,698	22,931,110
Newfield Exploration Co.[a,b]	1,096,784	31,214,473
Noble Energy Inc.	2,525,933	71,483,904
Occidental Petroleum Corp.	4,266,061	255,409,072

Security	Shares	Value
ONEOK Inc.	2,110,284	$110,072,413
Phillips 66	2,440,967	201,843,561
Pioneer Natural Resources Co.[a]	950,459	151,674,247
Range Resources Corp.[a]	1,035,519	23,992,975
Tesoro Corp.	840,830	78,701,688
Valero Energy Corp.	2,486,533	167,741,516
Williams Companies Inc. (The)	4,597,587	139,214,934

		5,956,106,804
PERSONAL PRODUCTS — 0.15%
Coty Inc. Class A	2,608,112	48,928,181
Estee Lauder Companies Inc. (The) Class A	1,246,989	119,686,004

		168,614,185
PHARMACEUTICALS — 5.04%
Allergan PLC	1,868,824	454,292,426
Bristol-Myers Squibb Co.	9,166,706	510,768,858
Eli Lilly & Co.	5,402,795	444,650,029
Johnson & Johnson	14,989,132	1,982,912,272
Mallinckrodt PLC[a,b]	545,301	24,434,938
Merck & Co. Inc.	15,219,104	975,392,375
Mylan NVb	2,564,833	99,566,817
Perrigo Co. PLC	808,238	61,038,134
Pfizer Inc.	33,206,557	1,115,408,250
Zoetis Inc.	2,730,915	170,354,478

		5,838,818,577
PROFESSIONAL SERVICES — 0.30%
Equifax Inc.	668,535	91,870,080
IHS Markit Ltd.[a,b]	1,765,498	77,752,532
Nielsen Holdings PLC	1,853,591	71,659,828
Robert Half International Inc.	696,946	33,404,622
Verisk Analytics Inc. Class Aa,b	855,538	72,181,741

		346,868,803
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.05%
CBRE Group Inc. Class Aa,b	1,655,309	60,253,248

		60,253,248
ROAD & RAIL — 0.92%
CSX Corp.	5,141,739	280,533,280
JB Hunt Transport Services Inc.	473,500	43,268,430

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2017

Security	Shares	Value
Kansas City Southern	585,928	$61,317,365
Norfolk Southern Corp.	1,612,399	196,228,958
Union Pacific Corp.	4,492,779	489,308,561

		1,070,656,594
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.40%
Advanced Micro Devices Inc.[a,b]	4,311,799	53,811,252
Analog Devices Inc.	2,046,028	159,180,978
Applied Materials Inc.	5,979,493	247,012,856
Broadcom Ltd.	2,233,293	520,468,934
Intel Corp.	26,202,048	884,057,100
KLA-Tencor Corp.	875,685	80,133,934
Lam Research Corp.	895,213	126,609,975
Microchip Technology Inc.	1,276,127	98,491,482
Micron Technology Inc.[a,b]	5,798,637	173,147,301
NVIDIA Corp.	3,310,729	478,598,984
Qorvo Inc.[a,b]	705,287	44,658,773
QUALCOMM Inc.	8,220,824	453,953,901
Skyworks Solutions Inc.	1,023,973	98,250,209
Texas Instruments Inc.	5,543,812	426,485,457
Xilinx Inc.	1,378,513	88,665,956

		3,933,527,092
SOFTWARE — 4.87%
Activision Blizzard Inc.	3,857,296	222,064,531
Adobe Systems Inc.[b]	2,752,605	389,328,451
ANSYS Inc.[a,b]	477,193	58,064,844
Autodesk Inc.[b]	1,081,051	108,991,562
CA Inc.	1,736,175	59,845,952
Citrix Systems Inc.[a,b]	839,831	66,833,751
Electronic Arts Inc.[b]	1,728,835	182,772,436
Intuit Inc.	1,357,317	180,265,271
Microsoft Corp.	42,958,853	2,961,153,737
Oracle Corp.	16,713,459	838,012,834
Red Hat Inc.[b]	989,197	94,715,613
salesforce.com Inc.[b]	3,718,841	322,051,631
Symantec Corp.	3,385,538	95,641,448
Synopsys Inc.[b]	839,531	61,226,996

		5,640,969,057
SPECIALTY RETAIL — 2.24%
Advance Auto Parts Inc.[a]	416,551	48,565,681
AutoNation Inc.[a,b]	341,054	14,378,837
AutoZone Inc.[a,b]	156,839	89,470,376

Security	Shares	Value
Bed Bath & Beyond Inc.	797,308	$24,238,163
Best Buy Co. Inc.	1,475,883	84,612,372
CarMax Inc.[a,b]	1,021,017	64,385,332
Foot Locker Inc.	711,648	35,070,013
Gap Inc. (The)	1,258,587	27,676,328
Home Depot Inc. (The)	6,652,354	1,020,471,104
L Brands Inc.	1,350,209	72,762,763
Lowe’s Companies Inc.	4,774,474	370,164,969
O’Reilly Automotive Inc.[a,b]	505,137	110,493,667
Ross Stores Inc.	2,172,939	125,443,769
Signet Jewelers Ltd.[a]	364,803	23,070,142
Staples Inc.	3,600,492	36,256,954
Tiffany & Co.	593,836	55,743,385
TJX Companies Inc. (The)	3,589,395	259,046,637
Tractor Supply Co.	703,793	38,152,619
Ulta Salon Cosmetics & Fragrance Inc.[a,b]	323,958	93,086,092

		2,593,089,203
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.14%
Apple Inc.	29,011,089	4,178,177,038
Hewlett Packard Enterprise Co.	9,263,475	153,681,050
HP Inc.	9,374,963	163,874,353
NetApp Inc.	1,511,044	60,517,312
Seagate Technology PLC	1,652,599	64,038,211
Western Digital Corp.	1,622,944	143,792,839
Xerox Corp.	1,208,699	34,725,908

		4,798,806,711
TEXTILES, APPAREL & LUXURY GOODS — 0.69%
Coach Inc.	1,564,249	74,051,548
Hanesbrands Inc.	2,018,049	46,738,015
Michael Kors Holdings Ltd.[a,b]	870,729	31,563,926
NIKE Inc. Class B	7,373,879	435,058,861
PVH Corp.[a]	434,031	49,696,550
Ralph Lauren Corp.	294,854	21,760,225
Under Armour Inc. Class Aa,b	1,010,674	21,992,266
Under Armour Inc. Class Ca,b	1,015,477	20,472,016
VF Corp.	1,783,492	102,729,139

		804,062,546
TOBACCO — 1.83%
Altria Group Inc.	10,748,170	800,416,220

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2017

Security	Shares	Value
Philip Morris International Inc.	8,642,056	$1,015,009,477
Reynolds American Inc.	4,604,380	299,468,875

		2,114,894,572
TRADING COMPANIES & DISTRIBUTORS — 0.15%
Fastenal Co.	1,593,192	69,351,648
United Rentals Inc.[a,b]	477,318	53,798,512
WW Grainger Inc.	297,889	53,777,901

		176,928,061
WATER UTILITIES — 0.07%
American Water Works Co. Inc.	984,673	76,755,260

		76,755,260

TOTAL COMMON STOCKS (Cost: $100,796,077,670)		115,574,753,071

SHORT-TERM INVESTMENTS — 0.85%

MONEY MARKET FUNDS — 0.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[d,e,f]	835,144,062	835,394,605

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[d,e]	144,653,582	$144,653,582

		980,048,187

TOTAL SHORT-TERM INVESTMENTS (Cost: $979,946,204)		980,048,187

TOTAL INVESTMENTS IN SECURITIES — 100.66% (Cost: $101,776,023,874)[g]		116,554,801,258
Other Assets, Less Liabilities — (0.66)%		(763,136,034)

NET ASSETS — 100.00%		$115,791,665,224

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $103,145,665,068. Net unrealized appreciation was $13,409,136,190, of which $18,325,278,011 represented gross unrealized appreciation on securities and $4,916,141,821 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	609,621	95,495	(29,465)	675,651	$285,401,739	$1,644,220	$3,732,475
PNC Financial Services Group Inc. (The)	2,435,627	381,917	(127,519)	2,690,025	335,903,422	1,367,242	5,652,216

					$621,305,161	$3,011,462	$9,384,691

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2017

Schedule 2 — Futures Contracts

Futures contracts outstanding as of June 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	1,665	Sep. 2017	Chicago Mercantile	$202,179,062	$201,539,925	$(639,137)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$115,574,753,071	$—	$—	$115,574,753,071
Money market funds	980,048,187	—	—	980,048,187

Total	$116,554,801,258	$—	$—	$116,554,801,258

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(639,137)	$—	$—	$(639,137)

Total	$(639,137)	$—	$—	$(639,137)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

12

Schedule of Investments (Unaudited)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 1.71%
Curtiss-Wright Corp.	1,059,195	$97,212,917
Esterline Technologies Corp.[a]	709,975	67,305,630
Huntington Ingalls Industries Inc.	1,101,549	205,064,362
KLX Inc.[a,b]	1,238,159	61,907,950
Orbital ATK Inc.	1,376,123	135,355,458
Teledyne Technologies Inc.[a]	841,422	107,407,519

		674,253,836
AIRLINES — 0.46%
JetBlue Airways Corp.[a,b]	7,987,472	182,353,986

		182,353,986
AUTO COMPONENTS — 0.64%
Cooper Tire & Rubber Co.	1,278,083	46,138,796
Dana Inc.	3,446,807	76,967,200
Gentex Corp.	6,876,440	130,446,067

		253,552,063
AUTOMOBILES — 0.30%
Thor Industries Inc.	1,145,531	119,730,900

		119,730,900
BANKS — 8.14%
Associated Banc-Corp.	3,631,929	91,524,611
BancorpSouth Inc.	1,989,936	60,693,048
Bank of Hawaii Corp.	1,018,487	84,503,866
Bank of the Ozarks Inc.	2,907,841	136,290,508
Cathay General Bancorp.	1,809,782	68,681,227
Chemical Financial Corp.	1,702,494	82,417,734
Commerce Bancshares Inc./MO	2,091,901	118,882,734
Cullen/Frost Bankers Inc.	1,357,089	127,444,228
East West Bancorp. Inc.	3,458,507	202,599,340
F.N.B. Corp.	7,736,473	109,548,458
First Horizon National Corp.	5,574,328	97,104,794
Fulton Financial Corp.	4,207,548	79,943,412
Hancock Holding Co.	2,034,158	99,673,742
Home BancShares Inc./AR	3,044,358	75,804,514
International Bancshares Corp.	1,386,037	48,580,597
MB Financial Inc.	1,699,113	74,828,936

Security	Shares	Value
PacWest Bancorp.	2,869,383	$134,000,186
Pinnacle Financial Partners Inc.	1,733,403	108,857,708
Prosperity Bancshares Inc.	1,663,311	106,851,099
Signature Bank/New York NYa,b	1,285,025	184,439,638
SVB Financial Group[a,b]	1,251,662	220,029,663
Synovus Financial Corp.	2,927,493	129,512,290
TCF Financial Corp.	4,082,789	65,079,657
Texas Capital Bancshares Inc.[a,b]	1,181,867	91,476,506
Trustmark Corp.	1,650,496	53,079,951
UMB Financial Corp.	1,046,030	78,305,806
Umpqua Holdings Corp.	5,255,291	96,487,143
United Bankshares Inc./WV	2,499,943	97,997,766
Valley National Bancorp.	6,290,978	74,296,450
Webster Financial Corp.	2,207,164	115,258,104
Wintrust Financial Corp.	1,332,271	101,838,795

		3,216,032,511
BEVERAGES — 0.07%
Boston Beer Co. Inc. (The) Class Aa,b	221,276	29,241,623

		29,241,623
BIOTECHNOLOGY — 0.75%
Bioverativ Inc.[a]	2,588,962	155,777,844
United Therapeutics Corp.[a,b]	1,074,402	139,382,171

		295,160,015
BUILDING PRODUCTS — 0.93%
AO Smith Corp.	3,525,308	198,580,600
Lennox International Inc.	919,318	168,823,557

		367,404,157
CAPITAL MARKETS — 3.06%
Eaton Vance Corp. NVS	2,741,627	129,733,790
FactSet Research Systems Inc.	944,539	156,963,491
Federated Investors Inc. Class B NVS	1,824,753	51,549,272
Janus Henderson Group PLC[a]	4,317,635	142,956,895
Legg Mason Inc.	2,042,400	77,937,984
MarketAxess Holdings Inc.	899,722	180,934,094
MSCI Inc.	2,158,907	222,345,832

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2017

Security	Shares	Value
SEI Investments Co.	3,191,255	$171,625,694
Stifel Financial Corp.[a,b]	1,632,080	75,043,038

		1,209,090,090
CHEMICALS — 2.97%
Ashland Global Holdings Inc.	1,489,647	98,182,634
Cabot Corp.	1,489,675	79,593,335
Chemours Co. (The)	4,418,099	167,534,314
Minerals Technologies Inc.	836,627	61,241,096
NewMarket Corp.	221,275	101,892,712
Olin Corp.	3,955,659	119,777,355
PolyOne Corp.	1,957,110	75,818,441
RPM International Inc.	3,197,529	174,425,207
Scotts Miracle-Gro Co. (The) Class A	1,055,201	94,398,282
Sensient Technologies Corp.	1,059,512	85,322,501
Valvoline Inc.[b]	4,895,125	116,112,365

		1,174,298,242
COMMERCIAL SERVICES & SUPPLIES — 1.55%
Clean Harbors Inc.[a,b]	1,241,272	69,300,216
Copart Inc.[a,b]	4,887,862	155,385,133
Deluxe Corp.	1,156,435	80,048,431
Herman Miller Inc.	1,452,498	44,155,939
HNI Corp.	1,067,329	42,554,407
MSA Safety Inc.	750,897	60,950,310
Pitney Bowes Inc.	4,464,374	67,412,047
Rollins Inc.	2,287,202	93,111,993

		612,918,476
COMMUNICATIONS EQUIPMENT — 1.52%
ARRIS International PLC[a,b]	4,495,118	125,953,206
Brocade Communications Systems Inc.	9,841,760	124,104,594
Ciena Corp.[a,b]	3,380,290	84,574,856
InterDigital Inc./PA	831,841	64,301,309
NetScout Systems Inc.[a,b]	2,195,559	75,527,230
Plantronics Inc.	804,549	42,085,958
ViaSat Inc.[a,b]	1,268,304	83,961,725

		600,508,878
CONSTRUCTION & ENGINEERING — 1.16%
AECOM[a,b]	3,713,323	120,051,733
Dycom Industries Inc.[a,b]	743,978	66,600,910
EMCOR Group Inc.	1,417,958	92,706,094
Granite Construction Inc.	963,432	46,475,960

Security	Shares	Value
KBR Inc.	3,466,241	$52,756,188
Valmont Industries Inc.	538,479	80,556,458

		459,147,343
CONSTRUCTION MATERIALS — 0.27%
Eagle Materials Inc.[b]	1,157,337	106,961,086

		106,961,086
CONSUMER FINANCE — 0.30%
SLM Corp.[a,b]	10,277,602	118,192,423

		118,192,423
CONTAINERS & PACKAGING — 2.00%
AptarGroup Inc.	1,488,551	129,295,540
Bemis Co. Inc.	2,201,119	101,801,754
Greif Inc. Class A NVS	630,940	35,193,833
Owens-Illinois Inc.[a,b]	3,879,332	92,793,622
Packaging Corp. of America	2,246,198	250,203,995
Silgan Holdings Inc.[b]	1,813,614	57,636,653
Sonoco Products Co.	2,369,717	121,850,848

		788,776,245
DISTRIBUTORS — 0.29%
Pool Corp.	985,993	115,923,197

		115,923,197
DIVERSIFIED CONSUMER SERVICES — 0.83%
Adtalem Global Education Inc.	1,364,194	51,771,162
Graham Holdings Co. Class B	110,968	66,541,961
Service Corp. International/U.S.	4,499,926	150,522,525
Sotheby’sa,b	1,096,899	58,870,570

		327,706,218
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.08%
Frontier Communications Corp.[b]	28,523,055	33,086,744

		33,086,744
ELECTRIC UTILITIES — 1.92%
Great Plains Energy Inc.	5,160,977	151,113,407
Hawaiian Electric Industries Inc.	2,603,164	84,290,450
IDACORP Inc.	1,206,204	102,949,511
OGE Energy Corp.	4,780,369	166,309,038
PNM Resources Inc.	1,906,750	72,933,188

14

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2017

Security	Shares	Value
Westar Energy Inc.	3,400,169	$180,276,960

		757,872,554
ELECTRICAL EQUIPMENT — 0.76%
EnerSys	1,037,601	75,174,192
Hubbell Inc.	1,225,339	138,671,615
Regal Beloit Corp.	1,068,467	87,133,484

		300,979,291
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.90%
Arrow Electronics Inc.[a,b]	2,126,597	166,767,737
Avnet Inc.	2,992,383	116,343,851
Belden Inc.[b]	1,007,940	76,028,914
Cognex Corp.	2,069,060	175,663,194
Coherent Inc.[a,b]	587,195	132,113,003
IPG Photonics Corp.[a,b]	896,034	130,014,533
Jabil Inc.	4,363,432	127,368,580
Keysight Technologies Inc.[a,b]	4,414,084	171,840,290
Knowles Corp.[a,b]	2,164,346	36,620,734
Littelfuse Inc.	541,114	89,283,810
National Instruments Corp.	2,533,858	101,911,769
SYNNEX Corp.	694,772	83,344,849
Tech Data Corp.[a,b]	827,240	83,551,240
Trimble Inc.[a,b]	6,053,541	215,929,807
VeriFone Systems Inc.[a,b]	2,661,397	48,171,286
Vishay Intertechnology Inc.[b]	3,246,646	53,894,324
Zebra Technologies Corp. Class Aa,b	1,263,057	126,962,490

		1,935,810,411
ENERGY EQUIPMENT & SERVICES — 1.00%
Diamond Offshore Drilling Inc.[a,b]	1,580,682	17,118,786
Dril-Quip Inc.[a,b]	919,973	44,894,683
Ensco PLC Class Ab	7,395,014	38,158,272
Nabors Industries Ltd.	6,918,585	56,317,282
Oceaneering International Inc.	2,371,650	54,168,486
Oil States International Inc.[a,b]	1,249,416	33,921,644
Patterson-UTI Energy Inc.	3,957,921	79,910,425
Rowan Companies PLC Class Aa	3,068,499	31,421,430

Security	Shares	Value
Superior Energy Services Inc.[a,b]	3,718,531	$38,784,278

		394,695,286
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.37%
American Campus Communities Inc.	3,196,879	151,212,377
Camden Property Trust[b]	2,097,911	179,392,370
Care Capital Properties Inc.	2,066,298	55,170,157
CoreCivic Inc.[b]	2,847,622	78,537,415
Corporate Office Properties Trust[b]	2,387,867	83,646,981
Cousins Properties Inc.[b]	9,988,136	87,795,715
CyrusOne Inc.[b]	1,868,898	104,191,063
DCT Industrial Trust Inc.[b]	2,200,391	117,588,895
Douglas Emmett Inc.[b]	3,509,697	134,105,522
Duke Realty Corp.	8,478,708	236,979,889
Education Realty Trust Inc.[b]	1,744,895	67,614,681
EPR Properties[b]	1,533,549	110,216,167
First Industrial Realty Trust Inc.[b]	2,796,265	80,029,104
GEO Group Inc. (The)[b]	2,969,227	87,800,042
Healthcare Realty Trust Inc.[b]	2,776,363	94,812,796
Highwoods Properties Inc.[b]	2,432,551	123,354,661
Hospitality Properties Trust	3,653,370	106,495,735
Kilroy Realty Corp.[b]	2,343,481	176,112,597
Lamar Advertising Co. Class Ab	1,998,246	147,010,958
LaSalle Hotel Properties[b]	2,699,567	80,447,097
Liberty Property Trust[b]	3,510,149	142,898,166
Life Storage Inc.[b]	1,113,026	82,475,227
Mack-Cali Realty Corp.[b]	2,150,678	58,369,401
Medical Properties Trust Inc.[b]	8,653,810	111,374,535
National Retail Properties Inc.[b]	3,554,644	138,986,580
Omega Healthcare Investors Inc.[b]	4,711,043	155,558,640
Potlatch Corp.[b]	968,320	44,252,224
Quality Care Properties Inc.[a,b]	2,231,733	40,863,031
Rayonier Inc.[b]	3,083,315	88,706,973

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2017

Security	Shares	Value
Senior Housing Properties Trust	5,539,544	$113,228,279
Tanger Factory Outlet Centers Inc.[b]	2,330,248	60,539,843
Taubman Centers Inc.[b]	1,460,891	86,996,059
Uniti Group Inc.[a]	3,759,209	94,506,514
Urban Edge Properties[b]	2,394,061	56,811,068
Washington Prime Group Inc.[b]	4,525,502	37,878,452
Weingarten Realty Investors[b]	2,816,348	84,772,075

		3,700,731,289
FOOD & STAPLES RETAILING — 0.54%
Casey’s General Stores Inc.	934,188	100,060,876
Sprouts Farmers Market Inc.[a,b]	3,100,697	70,292,801
United Natural Foods Inc.[a,b]	1,206,321	44,271,981

		214,625,658
FOOD PRODUCTS — 2.38%
Dean Foods Co.	2,211,348	37,592,916
Flowers Foods Inc.	4,407,449	76,292,942
Hain Celestial Group Inc. (The)[a,b]	2,476,249	96,127,986
Ingredion Inc.	1,715,854	204,546,955
Lamb Weston Holdings Inc.	3,321,621	146,284,189
Lancaster Colony Corp.	464,627	56,972,563
Post Holdings Inc.[a,b]	1,586,014	123,153,987
Snyder’s-Lance Inc.	2,050,643	70,993,261
Tootsie Roll Industries Inc.[b]	436,212	15,201,988
TreeHouse Foods Inc.[a,b]	1,357,689	110,909,615

		938,076,402
GAS UTILITIES — 2.23%
Atmos Energy Corp.	2,520,310	209,059,714
National Fuel Gas Co.	2,036,651	113,726,592
New Jersey Resources Corp.	2,069,115	82,143,866
ONE Gas Inc.	1,262,383	88,126,957
Southwest Gas Holdings Inc.	1,133,979	82,848,506
UGI Corp.	4,144,055	200,613,703
WGL Holdings Inc.	1,226,059	102,290,102

		878,809,440
HEALTH CARE EQUIPMENT & SUPPLIES — 3.62%
ABIOMED Inc.[a,b]	977,035	140,009,116

Security	Shares	Value
Globus Medical Inc. Class Aa,b	1,743,256	$57,788,936
Halyard Health Inc.[a]	1,133,698	44,531,657
Hill-Rom Holdings Inc.	1,435,860	114,308,815
LivaNova PLC[a,b]	1,033,858	63,282,448
Masimo Corp.[a,b]	1,083,207	98,766,814
NuVasive Inc.[a,b]	1,208,024	92,921,206
ResMed Inc.[b]	3,381,511	263,318,262
STERIS PLC	2,033,036	165,692,434
Teleflex Inc.	1,076,726	223,700,594
West Pharmaceutical Services Inc.	1,753,854	165,774,280

		1,430,094,562
HEALTH CARE PROVIDERS & SERVICES — 2.33%
Acadia Healthcare Co. Inc.[a,b]	1,821,988	89,969,767
HealthSouth Corp.	2,149,793	104,049,981
LifePoint Health Inc.[a,b]	967,775	64,986,091
MEDNAX Inc.[a,b]	2,226,560	134,417,427
Molina Healthcare Inc.[a,b]	1,030,084	71,261,211
Owens & Minor Inc.[b]	1,480,913	47,670,590
Tenet Healthcare Corp.[a,b]	1,959,923	37,904,911
VCA Inc.[a,b]	1,945,272	179,568,058
WellCare Health Plans Inc.[a]	1,060,858	190,487,663

		920,315,699
HEALTH CARE TECHNOLOGY — 0.41%
Allscripts Healthcare Solutions Inc.[a,b]	4,377,241	55,853,595
Medidata Solutions Inc.[a]	1,327,039	103,774,450

		159,628,045
HOTELS, RESTAURANTS & LEISURE — 2.81%
Brinker International Inc.	1,184,045	45,112,115
Buffalo Wild Wings Inc.[a,b]	387,602	49,109,173
Cheesecake Factory Inc. (The)[b]	1,077,806	54,213,642
Churchill Downs Inc.	298,839	54,777,189
Cracker Barrel Old Country Store Inc.[b]	573,312	95,886,432
Domino’s Pizza Inc.	1,146,638	242,548,336
Dunkin’ Brands Group Inc.	2,197,423	121,121,956
International Speedway Corp. Class A	547,018	20,540,526
Jack in the Box Inc.	701,372	69,085,142

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2017

Security	Shares	Value
Panera Bread Co. Class Aa	510,638	$160,667,140
Papa John’s International Inc.	631,196	45,294,625
Texas Roadhouse Inc.	1,555,730	79,264,443
Wendy’s Co. (The)	4,583,009	71,082,470

		1,108,703,189
HOUSEHOLD DURABLES — 1.80%
CalAtlantic Group Inc.[b]	1,842,971	65,149,025
Helen of Troy Ltd.[a,b]	654,355	61,574,806
KB Home[b]	1,981,297	47,491,689
NVR Inc.[a,b]	83,065	200,237,320
Tempur Sealy International Inc.[a,b]	1,134,847	60,589,481
Toll Brothers Inc.	3,541,889	139,940,034
TRI Pointe Group Inc.[a,b]	3,792,525	50,023,405
Tupperware Brands Corp.	1,214,176	85,271,580

		710,277,340
HOUSEHOLD PRODUCTS — 0.18%
Energizer Holdings Inc.	1,474,330	70,797,327

		70,797,327
INDUSTRIAL CONGLOMERATES — 0.37%
Carlisle Companies Inc.	1,546,274	147,514,540

		147,514,540
INSURANCE — 4.12%
Alleghany Corp.[a,b]	309,375	184,016,250
American Financial Group Inc./OH	1,763,187	175,207,892
Aspen Insurance Holdings Ltd.	1,438,160	71,692,276
Brown & Brown Inc.	2,742,570	118,122,490
CNO Financial Group Inc.	3,559,339	74,318,998
First American Financial Corp.	2,666,534	119,167,405
Genworth Financial Inc. Class Aa	11,031,015	41,586,927
Hanover Insurance Group Inc. (The)	1,017,512	90,182,089
Kemper Corp.	1,161,885	44,848,761
Mercury General Corp.	870,413	47,002,302
Old Republic International Corp.	5,844,980	114,152,459
Primerica Inc.	1,039,043	78,707,507

Security	Shares	Value
Reinsurance Group of America Inc.	1,541,294	$197,886,737
RenaissanceRe Holdings Ltd.	798,839	111,078,563
WR Berkley Corp.	2,312,384	159,947,601

		1,627,918,257
INTERNET & DIRECT MARKETING RETAIL — 0.06%
HSN Inc.	778,207	24,824,803

		24,824,803
INTERNET SOFTWARE & SERVICES — 0.83%
Cars.com Inc.[a]	1,732,121	46,126,382
j2 Global Inc.	1,149,129	97,779,387
LogMeIn Inc.	1,256,122	131,264,749
WebMD Health Corp.[a,b]	899,707	52,767,815

		327,938,333
IT SERVICES — 3.44%
Acxiom Corp.[a,b]	1,893,171	49,184,583
Broadridge Financial Solutions Inc.	2,814,542	212,666,793
Convergys Corp.	2,244,318	53,369,882
CoreLogic Inc./U.S.[a,b]	2,018,165	87,547,998
DST Systems Inc.	1,478,551	91,226,597
Jack Henry & Associates Inc.	1,858,705	193,063,688
Leidos Holdings Inc.	3,421,151	176,839,295
MAXIMUS Inc.[b]	1,551,646	97,179,589
NeuStar Inc. Class Aa,b	805,074	26,849,218
Sabre Corp.	4,906,790	106,820,818
Science Applications International Corp.	1,046,154	72,624,011
Teradata Corp.[a,b]	3,121,721	92,059,552
WEX Inc.[a,b]	928,512	96,815,946

		1,356,247,970
LEISURE PRODUCTS — 0.67%
Brunswick Corp./DE	2,137,781	134,103,002
Polaris Industries Inc.[b]	1,402,318	129,335,789

		263,438,791
LIFE SCIENCES TOOLS & SERVICES — 1.30%
Bio-Rad Laboratories Inc. Class Aa	496,386	112,337,116
Bio-Techne Corp.	890,181	104,596,267
Charles River Laboratories International Inc.[a]	1,143,731	115,688,391

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2017

Security	Shares	Value
INC Research Holdings Inc. Class Aa,b	1,301,917	$76,162,144
PAREXEL International Corp.[a,b]	1,215,080	105,602,603

		514,386,521
MACHINERY — 5.05%
AGCO Corp.	1,601,324	107,913,224
Crane Co.	1,213,828	96,353,667
Donaldson Co. Inc.	3,162,144	144,004,038
Graco Inc.	1,329,785	145,318,905
IDEX Corp.	1,826,524	206,415,477
ITT Inc.	2,114,081	84,943,775
Kennametal Inc.	1,938,387	72,534,442
Lincoln Electric Holdings Inc.	1,480,491	136,338,416
Nordson Corp.	1,278,026	155,050,114
Oshkosh Corp.	1,783,399	122,840,523
Terex Corp.	2,327,146	87,267,975
Timken Co. (The)	1,673,670	77,407,237
Toro Co. (The)	2,575,302	178,442,676
Trinity Industries Inc.	3,628,350	101,702,650
Wabtec Corp./DEb	2,067,253	189,153,649
Woodward Inc.	1,320,046	89,208,709

		1,994,895,477
MARINE — 0.22%
Kirby Corp.[a,b]	1,287,690	86,082,077

		86,082,077
MEDIA — 1.51%
AMC Networks Inc. Class Aa,b	1,319,234	70,460,288
Cable One Inc.	112,254	79,801,368
Cinemark Holdings Inc.	2,535,980	98,522,823
John Wiley & Sons Inc. Class A	1,072,084	56,552,431
Live Nation Entertainment Inc.[a,b]	3,197,373	111,428,449
Meredith Corp.[b]	865,984	51,482,749
New York Times Co. (The) Class A	2,912,788	51,556,348
TEGNA Inc.	5,176,310	74,590,627

		594,395,083
METALS & MINING — 2.01%
Allegheny Technologies Inc.[b]	2,594,731	44,136,374

Security	Shares	Value
Carpenter Technology Corp.	1,114,451	$41,713,901
Commercial Metals Co.	2,802,184	54,446,435
Compass Minerals International Inc.[b]	819,122	53,488,667
Reliance Steel & Aluminum Co.	1,744,635	127,026,874
Royal Gold Inc.	1,563,979	122,256,239
Steel Dynamics Inc.	5,787,747	207,259,220
U.S. Steel Corp.[b]	4,164,538	92,202,871
Worthington Industries Inc.	1,047,691	52,615,042

		795,145,623
MULTI-UTILITIES — 1.00%
Black Hills Corp.	1,274,730	86,006,033
MDU Resources Group Inc.	4,675,039	122,486,022
NorthWestern Corp.	1,155,389	70,501,837
Vectren Corp.	1,985,621	116,039,691

		395,033,583
MULTILINE RETAIL — 0.21%
Big Lots Inc.[b]	1,085,222	52,416,223
Dillard’s Inc. Class Ab	515,870	29,760,540

		82,176,763
OIL, GAS & CONSUMABLE FUELS — 1.99%
CONSOL Energy Inc.[a,b]	4,283,623	63,997,327
Energen Corp.[a]	2,323,475	114,709,961
Gulfport Energy Corp.[a,b]	3,807,781	56,164,770
HollyFrontier Corp.	4,245,305	116,618,528
Matador Resources Co.[a,b]	2,236,899	47,802,532
PBF Energy Inc. Class A	2,639,347	58,751,864
QEP Resources Inc.[a]	5,734,531	57,918,763
SM Energy Co.[b]	2,373,913	39,240,782
Southwestern Energy Co.[a]	12,061,563	73,334,303
World Fuel Services Corp.	1,653,280	63,568,616
WPX Energy Inc.[a,b]	9,567,953	92,426,426

		784,533,872
PAPER & FOREST PRODUCTS — 0.36%
Domtar Corp.	1,492,353	57,336,202
Louisiana-Pacific Corp.[a]	3,451,279	83,210,337

		140,546,539
PERSONAL PRODUCTS — 0.56%
Avon Products Inc.[a]	10,674,339	40,562,488
Edgewell Personal Care Co.[a]	1,369,108	104,079,590

18

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2017

Security	Shares	Value
Nu Skin Enterprises Inc. Class A	1,195,007	$75,094,240

		219,736,318
PHARMACEUTICALS — 0.75%
Akorn Inc.[a,b]	2,078,924	69,727,111
Catalent Inc.[a]	2,991,195	104,990,945
Endo International PLC[a]	4,734,748	52,887,135
Prestige Brands Holdings Inc.[a,b]	1,267,647	66,944,438

		294,549,629
PROFESSIONAL SERVICES — 0.79%
Dun & Bradstreet Corp. (The)	879,753	95,145,287
FTI Consulting Inc.[a,b]	1,008,731	35,265,236
ManpowerGroup Inc.	1,605,699	179,276,293

		309,686,816
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.46%
Alexander & Baldwin Inc.	1,101,546	45,581,973
Jones Lang LaSalle Inc.[b]	1,084,015	135,501,875

		181,083,848
ROAD & RAIL — 1.33%
Avis Budget Group Inc.[a,b]	2,016,578	54,992,082
Genesee & Wyoming Inc. Class Aa,b	1,479,840	101,206,258
Landstar System Inc.[b]	1,008,672	86,342,323
Old Dominion Freight Line Inc.[b]	1,657,709	157,880,205
Ryder System Inc.	1,277,420	91,948,692
Werner Enterprises Inc.	1,090,194	31,997,194

		524,366,754
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.46%
Cirrus Logic Inc.[a,b]	1,535,899	96,331,585
Cree Inc.[a,b]	2,319,749	57,181,813
Cypress Semiconductor Corp.	7,915,872	108,051,653
First Solar Inc.[a,b]	1,865,006	74,376,439
Integrated Device Technology Inc.[a,b]	3,183,414	82,100,247
Microsemi Corp.[a,b]	2,753,365	128,857,482
Monolithic Power Systems Inc.	905,253	87,266,389

Security	Shares	Value
Silicon Laboratories Inc.[a,b]	1,012,491	$69,203,760
Synaptics Inc.[a,b]	821,271	42,467,923
Teradyne Inc.	4,762,465	143,016,824
Versum Materials Inc.	2,591,237	84,215,203

		973,069,318
SOFTWARE — 4.05%
ACI Worldwide Inc.[a,b]	2,843,846	63,616,835
Blackbaud Inc.	1,144,381	98,130,671
Cadence Design Systems Inc.[a]	6,666,745	223,269,290
CDK Global Inc.	3,475,479	215,688,227
CommVault Systems Inc.[a]	1,000,649	56,486,636
Fair Isaac Corp.	741,253	103,338,081
Fortinet Inc.[a]	3,562,189	133,368,356
Manhattan Associates Inc.[a,b]	1,662,443	79,897,010
PTC Inc.[a,b]	2,765,307	152,423,722
Take-Two Interactive Software Inc.[a,b]	2,485,293	182,370,800
Tyler Technologies Inc.[a,b]	808,590	142,045,005
Ultimate Software Group Inc. (The)[a,b]	711,281	149,411,687

		1,600,046,320
SPECIALTY RETAIL — 1.83%
Aaron’s Inc.	1,505,419	58,560,799
American Eagle Outfitters Inc.	3,982,523	47,989,402
Cabela’s Inc.[a]	1,245,965	74,035,240
Chico’s FAS Inc.	3,150,184	29,674,733
Dick’s Sporting Goods Inc.	2,101,012	83,683,308
GameStop Corp. Class A	2,424,082	52,384,412
Michaels Companies Inc. (The)[a,b]	2,560,644	47,423,127
Murphy USA Inc.[a,b]	824,235	61,084,056
Office Depot Inc.	12,473,929	70,352,960
Sally Beauty Holdings Inc.[a,b]	3,290,371	66,630,013
Urban Outfitters Inc.[a,b]	2,146,176	39,790,103
Williams-Sonoma Inc.	1,908,073	92,541,540

		724,149,693
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.55%
3D Systems Corp.[a,b]	2,606,635	48,744,074
Diebold Nixdorf Inc.	1,829,937	51,238,236

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2017

Security	Shares	Value
NCR Corp.[a]	2,901,527	$118,498,363

		218,480,673
TEXTILES, APPAREL & LUXURY GOODS — 0.78%
Carter’s Inc.	1,158,363	103,036,389
Deckers Outdoor Corp.[a,b]	774,411	52,861,295
Kate Spade & Co.[a]	3,080,270	56,954,192
Skechers U.S.A. Inc. Class Aa,b	3,202,512	94,474,104

		307,325,980
THRIFTS & MORTGAGE FINANCE — 0.57%
New York Community Bancorp. Inc.	11,706,451	153,705,702
Washington Federal Inc.	2,132,570	70,801,324

		224,507,026
TRADING COMPANIES & DISTRIBUTORS — 0.78%
GATX Corp.[b]	936,013	60,157,556
MSC Industrial Direct Co. Inc. Class A	1,075,039	92,410,352
NOW Inc.[a,b]	2,609,552	41,961,596
Watsco Inc.	724,754	111,757,067

		306,286,571
WATER UTILITIES — 0.36%
Aqua America Inc.	4,251,237	141,566,192

		141,566,192
WIRELESS TELECOMMUNICATION SERVICES — 0.16%
Telephone & Data Systems Inc.	2,264,088	62,828,442

		62,828,442

TOTAL COMMON STOCKS
(Cost: $35,187,257,398)		39,428,516,338

Security	Shares	Value
SHORT-TERM INVESTMENTS — 6.86%

MONEY MARKET FUNDS — 6.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	2,567,899,792	$2,568,670,163
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	142,209,160	142,209,160

		2,710,879,323

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,710,534,838)		2,710,879,323

TOTAL INVESTMENTS IN SECURITIES — 106.71% (Cost: $37,897,792,236)[f]		42,139,395,661
Other Assets, Less Liabilities — (6.71)%		(2,649,797,070)

NET ASSETS — 100.00%		$39,489,598,591

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $38,529,497,225. Net unrealized appreciation was $3,609,898,436, of which $6,061,733,516 represented gross unrealized appreciation on securities and $2,451,835,080 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of June 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P MidCap 400 E-Mini	418	Sep. 2017	Chicago Mercantile	$72,624,284	$72,986,980	$362,696

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$39,428,516,338	$—	$—	$39,428,516,338
Money market funds	2,710,879,323	—	—	2,710,879,323

Total	$42,139,395,661	$—	$—	$42,139,395,661

Derivative financial instruments[a]:
Assets:
Futures contracts	$362,696	$—	$—	$362,696

Total	$362,696	$—	$—	$362,696

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

21

Schedule of Investments (Unaudited)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 1.81%
AAR Corp.	1,373,324	$47,736,742
Aerojet Rocketdyne Holdings Inc.[a,b]	3,193,422	66,423,178
Aerovironment Inc.[a,b]	888,198	33,929,164
Axon Enterprise Inc.[a,b]	2,252,886	56,637,554
Cubic Corp.	1,070,605	49,569,011
Engility Holdings Inc.[a,b]	766,896	21,779,846
Mercury Systems Inc.[a,b]	2,040,354	85,878,500
Moog Inc. Class Aa	1,373,613	98,515,524
National Presto Industries Inc.	212,169	23,444,675
Triumph Group Inc.[b]	2,119,630	66,980,308

		550,894,502
AIR FREIGHT & LOGISTICS — 0.66%
Atlas Air Worldwide Holdings Inc.[a,b]	1,080,116	56,328,050
Echo Global Logistics Inc.[a,b]	1,179,128	23,464,647
Forward Air Corp.	1,274,976	67,930,721
Hub Group Inc. Class Aa,b	1,410,715	54,100,920

		201,824,338
AIRLINES — 0.85%
Allegiant Travel Co.	559,464	75,863,318
Hawaiian Holdings Inc.[a,b]	2,268,021	106,483,586
SkyWest Inc.	2,204,590	77,381,109

		259,728,013
AUTO COMPONENTS — 1.80%
American Axle & Manufacturing Holdings Inc.[a,b]	3,565,309	55,618,820
Cooper-Standard Holding Inc.[a]	761,133	76,775,486
Dorman Products Inc.[a,b]	1,277,804	105,763,837
Fox Factory Holding Corp.[a,b]	1,469,781	52,324,204
Gentherm Inc.[a,b]	1,562,913	60,641,024
LCI Industries[b]	1,062,538	108,803,891
Motorcar Parts of America Inc.[a,b]	794,050	22,423,972

Security	Shares	Value
Standard Motor Products Inc.	859,411	$44,878,443
Superior Industries International Inc.	982,275	20,185,751

		547,415,428
AUTOMOBILES — 0.13%
Winnebago Industries Inc.[b]	1,140,019	39,900,665

		39,900,665
BANKS — 7.94%
Ameris Bancorp.	1,581,401	76,223,528
Banc of California Inc.[b]	2,149,791	46,220,506
Banner Corp.	1,122,705	63,444,060
Boston Private Financial Holdings Inc.	3,612,113	55,445,935
Brookline Bancorp. Inc.	3,289,716	48,029,854
Central Pacific Financial Corp.	1,303,408	41,018,250
City Holding Co.[b]	671,783	44,250,346
Columbia Banking System Inc.	2,479,086	98,791,577
Community Bank System Inc.	2,087,517	116,420,823
Customers Bancorp. Inc.[a,b]	1,239,817	35,062,025
CVB Financial Corp.	4,353,399	97,646,740
Fidelity Southern Corp.	927,343	21,199,061
First BanCorp./Puerto Rico[a]	6,783,755	39,277,941
First Commonwealth Financial Corp.	3,771,707	47,825,245
First Financial Bancorp.	2,657,348	73,608,540
First Financial Bankshares Inc.[b]	2,808,937	124,155,015
First Midwest Bancorp. Inc./IL	3,471,219	80,914,115
Glacier Bancorp. Inc.	3,268,213	119,649,278
Great Western Bancorp. Inc.	2,505,859	102,264,106
Hanmi Financial Corp.	1,390,798	39,568,203
Hope Bancorp Inc.	5,427,645	101,225,579
Independent Bank Corp./Rockland MA	1,159,922	77,308,801
LegacyTexas Financial Group Inc.	1,786,447	68,117,224
National Bank Holdings Corp. Class A	1,152,831	38,170,234

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2017

Security	Shares	Value
NBT Bancorp. Inc.	1,859,027	$68,691,048
OFG Bancorp.	1,888,559	18,885,590
Old National Bancorp./IN	5,780,749	99,717,920
Opus Bank[b]	790,922	19,140,312
S&T Bancorp. Inc.	1,499,856	53,784,836
ServisFirst Bancshares Inc.	1,892,118	69,800,233
Simmons First National Corp. Class A	1,278,153	67,614,294
Southside Bancshares Inc.	1,172,253	40,958,520
Sterling Bancorp./DE	5,780,099	134,387,302
Tompkins Financial Corp.	530,217	41,738,682
United Community Banks Inc./GA	3,033,782	84,339,140
Westamerica Bancorp.	1,125,778	63,088,599

		2,417,983,462
BEVERAGES — 0.15%
Coca-Cola Bottling Co. Consolidated[b]	199,534	45,667,347

		45,667,347
BIOTECHNOLOGY — 1.92%
Acorda Therapeutics Inc.[a,b]	2,006,690	39,531,793
AMAG Pharmaceuticals Inc.[a,b]	1,520,108	27,969,987
Cytokinetics Inc.[a,b]	1,963,340	23,756,414
Eagle Pharmaceuticals Inc./DEa,b	334,595	26,396,200
Emergent BioSolutions Inc.[a,b]	1,492,315	50,604,402
Enanta Pharmaceuticals Inc.[a,b]	594,441	21,387,987
Ligand Pharmaceuticals Inc.[a,b]	812,641	98,654,617
MiMedx Group Inc.[a,b]	4,310,523	64,528,529
Momenta Pharmaceuticals Inc.[a,b]	2,855,545	48,258,710
Myriad Genetics Inc.[a,b]	2,910,508	75,207,527
Progenics Pharmaceuticals Inc.[a,b]	2,965,669	20,136,893
Repligen Corp.[a,b]	1,562,818	64,763,178
Spectrum Pharmaceuticals Inc.[a,b]	2,984,640	22,235,568

		583,431,805
BUILDING PRODUCTS — 2.08%
AAON Inc.[b]	1,675,001	61,723,787

Security	Shares	Value
American Woodmark Corp.[a]	591,188	$56,488,013
Apogee Enterprises Inc.	1,228,839	69,847,209
Gibraltar Industries Inc.[a,b]	1,328,067	47,345,589
Griffon Corp.	1,348,166	29,592,244
Insteel Industries Inc.[b]	730,735	24,092,333
Patrick Industries Inc.[a,b]	683,786	49,813,810
PGT Innovations Inc.[a,b]	2,146,233	27,471,782
Quanex Building Products Corp.	1,490,725	31,528,834
Simpson Manufacturing Co. Inc.	1,719,858	75,174,993
Trex Co. Inc.[a,b]	1,256,349	85,004,573
Universal Forest Products Inc.	875,426	76,433,444

		634,516,611
CAPITAL MARKETS — 1.91%
Donnelley Financial Solutions Inc.[a]	1,395,900	32,049,864
Evercore Partners Inc. Class A	1,740,592	122,711,736
Financial Engines Inc.[b]	2,458,799	89,992,043
Greenhill & Co. Inc.	1,198,342	24,086,674
Interactive Brokers Group Inc. Class A	2,901,125	108,560,098
INTL. FCStone Inc.[a,b]	657,650	24,832,864
Investment Technology Group Inc.	943,356	20,036,881
Piper Jaffray Companies	607,504	36,419,865
Virtus Investment Partners Inc.	287,277	31,873,383
Waddell & Reed Financial Inc. Class A	2,406,423	45,433,266
WisdomTree Investments Inc.	4,533,545	46,106,153

		582,102,827
CHEMICALS — 2.95%
A Schulman Inc.	1,269,833	40,634,656
AdvanSix Inc.[a,b]	1,294,715	40,446,897
American Vanguard Corp.	1,110,710	19,159,748
Balchem Corp.	1,355,279	105,318,731
Calgon Carbon Corp.	2,188,619	33,048,147
Flotek Industries Inc.[a,b]	2,326,064	20,795,012
FutureFuel Corp.	952,190	14,368,547

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2017

Security	Shares	Value
Hawkins Inc.	417,886	$19,369,016
HB Fuller Co.	2,155,545	110,169,905
Ingevity Corp.[a]	1,788,683	102,670,404
Innophos Holdings Inc.	840,241	36,836,165
Innospec Inc.	1,032,952	67,710,004
Koppers Holdings Inc.[a]	898,737	32,489,343
Kraton Corp.[a,b]	1,335,155	45,982,738
LSB Industries Inc.[a,b]	877,416	9,063,707
Quaker Chemical Corp.	566,343	82,249,994
Rayonier Advanced Materials Inc.	1,872,477	29,435,338
Stepan Co.	835,006	72,762,423
Tredegar Corp.	1,100,507	16,782,732

		899,293,507
COMMERCIAL SERVICES & SUPPLIES — 3.60%
ABM Industries Inc.	2,365,325	98,208,294
Brady Corp. Class A	2,035,062	68,988,602
Brink’s Co. (The)	1,924,153	128,918,251
Essendant Inc.	1,633,008	24,217,509
Healthcare Services Group Inc.	3,096,385	145,003,710
Interface Inc.	2,695,889	52,974,219
LSC Communications Inc.	1,467,841	31,411,797
Matthews International Corp. Class A	1,371,002	83,973,872
Mobile Mini Inc.	1,890,694	56,437,216
Multi-Color Corp.[b]	568,267	46,370,587
RR Donnelley & Sons Co.	2,991,725	37,516,232
Team Inc.[a,b]	1,277,762	29,963,519
Tetra Tech Inc.	2,438,385	111,556,114
U.S. Ecology Inc.	935,787	47,257,243
UniFirst Corp./MAb	657,563	92,519,114
Viad Corp.	878,260	41,497,785

		1,096,814,064
COMMUNICATIONS EQUIPMENT — 1.71%
ADTRAN Inc.	2,087,001	43,096,571
Applied Optoelectronics Inc.[a,b]	746,714	46,139,458
Black Box Corp.	667,550	5,707,552
CalAmp Corp.[a,b]	1,493,532	30,363,505
Comtech Telecommunications Corp.	1,029,396	19,527,642
Digi International Inc.[a,b]	1,148,180	11,654,027

Security	Shares	Value
Harmonic Inc.[a,b]	3,404,972	$17,876,103
Lumentum Holdings Inc.[a,b]	2,352,675	134,220,109
NETGEAR Inc.[a,b]	1,388,717	59,853,703
Oclaro Inc.[a,b]	5,409,947	50,528,905
Viavi Solutions Inc.[a,b]	9,656,964	101,687,831

		520,655,406
CONSTRUCTION & ENGINEERING — 0.40%
Aegion Corp.[a,b]	1,439,739	31,501,489
Comfort Systems USA Inc.	1,598,355	59,298,971
MYR Group Inc.[a,b]	718,772	22,296,307
Orion Group Holdings Inc.[a]	1,233,380	9,213,349

		122,310,116
CONSTRUCTION MATERIALS — 0.16%
U.S. Concrete Inc.[a,b]	636,369	49,986,785

		49,986,785
CONSUMER FINANCE — 1.15%
Encore Capital Group Inc.[a,b]	806,060	32,363,309
Enova International Inc.[a,b]	1,037,164	15,401,885
Ezcorp Inc. Class Aa,b	2,140,766	16,483,898
FirstCash Inc.	2,060,050	120,100,915
Green Dot Corp. Class Aa,b	1,872,474	72,146,423
PRA Group Inc.[a,b]	1,983,015	75,156,269
World Acceptance Corp.[a,b]	260,844	19,539,824

		351,192,523
CONTAINERS & PACKAGING — 0.06%
Myers Industries Inc.	958,101	17,197,913

		17,197,913
DISTRIBUTORS — 0.22%
Core-Mark Holding Co. Inc.	1,983,427	65,572,097

		65,572,097
DIVERSIFIED CONSUMER SERVICES — 0.46%
American Public Education Inc.[a,b]	689,253	16,300,833
Capella Education Co.	492,248	42,136,429
Career Education Corp.[a,b]	2,701,420	25,933,632
Regis Corp.[a,b]	1,508,415	15,491,422
Strayer Education Inc.[b]	442,600	41,259,172

		141,121,488
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.93%
ATN International Inc.	462,380	31,645,287
Cincinnati Bell Inc.[a,b]	1,823,063	35,640,882

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2017

Security	Shares	Value
Cogent Communications Holdings Inc.	1,745,048	$69,976,425
Consolidated Communications Holdings Inc.	2,182,218	46,852,220
General Communication Inc. Class Aa,b	1,146,678	42,014,282
Iridium Communications Inc.[a,b]	3,490,517	38,570,213
Lumos Networks Corp.[a,b]	1,045,861	18,689,536

		283,388,845
ELECTRIC UTILITIES — 0.80%
ALLETE Inc.	2,155,116	154,478,715
El Paso Electric Co.	1,724,253	89,143,880

		243,622,595
ELECTRICAL EQUIPMENT — 0.52%
AZZ Inc.	1,113,410	62,128,278
Encore Wire Corp.[b]	882,431	37,679,804
General Cable Corp.	2,126,643	34,770,613
Powell Industries Inc.	369,817	11,830,446
Vicor Corp.[a,b]	677,137	12,120,752

		158,529,893
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.01%
Anixter International Inc.[a]	1,220,336	95,430,275
Badger Meter Inc.	1,253,081	49,935,278
Bel Fuse Inc. Class B	386,767	9,553,145
Benchmark Electronics Inc.[a]	2,128,462	68,749,323
CTS Corp.	1,414,841	30,560,566
Daktronics Inc.	1,780,420	17,145,445
Electro Scientific Industries Inc.[a]	1,373,165	11,314,880
ePlus Inc.[a,b]	559,796	41,480,884
Fabrinet[a,b]	1,598,799	68,204,765
FARO Technologies Inc.[a,b]	717,663	27,127,661
II-VI Inc.[a,b]	2,326,592	79,802,106
Insight Enterprises Inc.[a]	1,515,251	60,594,887
Itron Inc.[a]	1,429,649	96,858,720
Methode Electronics Inc.	1,556,562	64,130,354
MTS Systems Corp.	720,450	37,319,310
OSI Systems Inc.[a,b]	758,866	57,028,780
Park Electrochemical Corp.	833,757	15,357,804
Plexus Corp.[a,b]	1,443,387	75,878,854

Security	Shares	Value
Rogers Corp.[a]	771,630	$83,814,450
Sanmina Corp.[a,b]	3,214,388	122,468,183
ScanSource Inc.[a]	1,087,792	43,838,018
TTM Technologies Inc.[a,b]	3,642,129	63,227,359

		1,219,821,047
ENERGY EQUIPMENT & SERVICES — 1.77%
Archrock Inc.	3,056,616	34,845,422
Atwood Oceanics Inc.[a,b]	3,230,663	26,329,903
Bristow Group Inc.[b]	1,389,592	10,630,379
CARBO Ceramics Inc.[a,b]	958,073	6,562,800
Era Group Inc.[a,b]	853,199	8,071,263
Exterran Corp.[a,b]	1,323,028	35,324,848
Geospace Technologies Corp.[a,b]	595,501	8,235,779
Gulf Island Fabrication Inc.[b]	610,156	7,077,810
Helix Energy Solutions Group Inc.[a,b]	5,848,521	32,985,658
Matrix Service Co.[a,b]	1,160,803	10,853,508
McDermott International Inc.[a,b]	12,033,643	86,281,220
Newpark Resources Inc.[a,b]	3,762,269	27,652,677
Noble Corp. PLC[b]	10,468,664	37,896,564
Pioneer Energy Services Corp.[a,b]	3,180,283	6,519,580
SEACOR Holdings Inc.[a,b]	696,597	23,893,277
Tesco Corp.[a]	1,975,467	8,790,828
TETRA Technologies Inc.[a,b]	5,016,671	13,996,512
U.S. Silica Holdings Inc.	3,096,466	109,893,578
Unit Corp.[a,b]	2,253,435	42,206,838

		538,048,444
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.11%
Acadia Realty Trust[b]	3,603,458	100,176,132
Agree Realty Corp.[b]	1,204,241	55,238,535
American Assets Trust Inc.[b]	1,769,273	69,691,663
Armada Hoffler Properties Inc.[b]	1,951,731	25,274,916
CareTrust REIT Inc.[b]	3,109,317	57,646,737
CBL & Associates Properties Inc.[b]	7,220,749	60,870,914
Cedar Realty Trust Inc.[b]	3,309,102	16,049,145
Chatham Lodging Trust[b]	250,735	5,037,266

25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2017

Security	Shares	Value
Chesapeake Lodging Trust[b]	2,574,045	$62,986,881
CoreSite Realty Corp.[b]	1,449,027	150,017,765
DiamondRock Hospitality Co.[b]	8,509,528	93,179,332
EastGroup Properties Inc.[b]	1,445,414	121,125,693
Four Corners Property Trust Inc.[b]	2,570,284	64,539,831
Franklin Street Properties Corp.[b]	4,607,482	51,050,901
Getty Realty Corp.[b]	1,169,895	29,364,365
Government Properties Income Trust[b]	2,073,457	37,964,998
Hersha Hospitality Trust[b]	1,791,099	33,153,243
Independence Realty Trust Inc.[b]	1,377,416	13,595,096
Kite Realty Group Trust[b]	3,525,817	66,743,716
Lexington Realty Trust[b]	9,238,386	91,552,405
LTC Properties Inc.[b]	1,690,965	86,898,691
National Storage Affiliates Trust	1,874,284	43,314,703
Parkway Inc.[b]	1,843,076	42,188,010
Pennsylvania REIT[b]	3,014,098	34,119,589
PS Business Parks Inc.[b]	835,122	110,561,802
Ramco-Gershenson Properties Trust[b]	838,628	10,818,301
Retail Opportunity Investments Corp.[b]	4,687,551	89,954,104
Sabra Health Care REIT Inc.[b]	2,794,509	67,347,667
Saul Centers Inc.[b]	509,469	29,539,013
Summit Hotel Properties Inc.[b]	4,454,299	83,072,676
Universal Health Realty Income Trust[b]	512,334	40,751,046
Urstadt Biddle Properties Inc. Class Ab	853,542	16,900,132

		1,860,725,268
FOOD & STAPLES RETAILING — 0.39%
Andersons Inc. (The)	1,135,276	38,769,676
SpartanNash Co.	1,626,401	42,221,370
SUPERVALU Inc.[a,b]	11,557,694	38,024,813

		119,015,859
FOOD PRODUCTS — 1.72%
B&G Foods Inc.[b]	2,823,509	100,516,921

Security	Shares	Value
Cal-Maine Foods Inc.[a,b]	1,279,044	$50,650,142
Calavo Growers Inc.[b]	663,020	45,781,531
Darling Ingredients Inc.[a,b]	6,992,872	110,067,805
J&J Snack Foods Corp.	639,899	84,511,461
John B Sanfilippo & Son Inc.	374,689	23,646,623
Sanderson Farms Inc.[b]	854,076	98,773,889
Seneca Foods Corp. Class Aa,b	280,486	8,709,090

		522,657,462
GAS UTILITIES — 1.09%
Northwest Natural Gas Co.	1,225,239	73,330,554
South Jersey Industries Inc.	3,373,795	115,282,575
Spire Inc.	2,046,368	142,734,168

		331,347,297
HEALTH CARE EQUIPMENT & SUPPLIES — 4.22%
Abaxis Inc.	972,828	51,579,341
Analogic Corp.	538,775	39,142,004
AngioDynamics Inc.[a,b]	1,486,974	24,103,848
Anika Therapeutics Inc.[a,b]	629,579	31,063,428
Cantel Medical Corp.	1,547,968	120,602,187
CONMED Corp.	1,064,387	54,219,874
CryoLife Inc.[a]	1,178,689	23,514,846
Haemonetics Corp.[a,b]	2,241,490	88,516,440
ICU Medical Inc.[a,b]	642,033	110,750,692
Inogen Inc.[a,b]	693,900	66,211,938
Integer Holdings Corp.[a,b]	1,190,427	51,485,968
Integra LifeSciences Holdings Corp.[a,b]	2,577,993	140,526,398
Invacare Corp.[b]	1,397,676	18,449,323
Lantheus Holdings Inc.[a,b]	1,254,198	22,136,595
LeMaitre Vascular Inc.	537,147	16,769,729
Meridian Bioscience Inc.	1,830,087	28,823,870
Merit Medical Systems Inc.[a,b]	2,132,480	81,354,112
Natus Medical Inc.[a,b]	1,418,140	52,896,622
Neogen Corp.[a,b]	1,623,834	112,223,168
OraSure Technologies Inc.[a,b]	2,477,934	42,769,141
Orthofix International NVa,b	775,020	36,022,930
Surmodics Inc.[a,b]	568,968	16,016,449
Varex Imaging Corp.[a,b]	1,606,505	54,299,869

		1,283,478,772

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2017

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 3.44%
Aceto Corp.	1,313,279	$20,290,160
Almost Family Inc.[a,b]	515,615	31,787,665
Amedisys Inc.[a,b]	1,196,024	75,122,267
AMN Healthcare Services Inc.[a,b]	2,039,133	79,628,144
BioTelemetry Inc.[a]	1,222,667	40,898,211
Chemed Corp.[b]	681,863	139,461,439
Community Health Systems Inc.[a,b]	4,932,643	49,129,124
CorVel Corp.[a,b]	426,253	20,225,705
Cross Country Healthcare Inc.[a,b]	1,335,990	17,247,631
Diplomat Pharmacy Inc.[a,b]	1,879,863	27,821,972
Ensign Group Inc. (The)	2,042,208	44,458,868
HealthEquity Inc.[a,b]	1,867,642	93,064,601
Kindred Healthcare Inc.	3,690,289	42,991,867
Landauer Inc.	413,758	21,639,543
LHC Group Inc.[a,b]	639,756	43,433,035
Magellan Health Inc.[a]	1,015,321	74,016,901
PharMerica Corp.[a,b]	1,333,411	35,002,039
Providence Service Corp. (The)[a,b]	503,483	25,481,275
Quorum Health Corp.[a,b]	1,287,651	5,343,752
Select Medical Holdings Corp.[a]	4,601,294	70,629,863
Tivity Health Inc.[a,b]	1,430,547	57,007,298
U.S. Physical Therapy Inc.	540,252	32,631,221

		1,047,312,581
HEALTH CARE TECHNOLOGY — 0.70%
Computer Programs & Systems Inc.[b]	472,527	15,498,885
HealthStream Inc.[a,b]	1,089,299	28,670,350
HMS Holdings Corp.[a,b]	3,590,172	66,418,182
Omnicell Inc.[a,b]	1,574,890	67,877,759
Quality Systems Inc.[a]	1,951,504	33,585,384

		212,050,560
HOTELS, RESTAURANTS & LEISURE — 3.33%
Belmond Ltd. Class Aa,b	3,643,345	48,456,488
Biglari Holdings Inc.[a,b]	43,627	17,439,457
BJ’s Restaurants Inc.[a,b]	768,471	28,625,545
Bob Evans Farms Inc./DE	847,050	60,843,601
Boyd Gaming Corp.[b]	3,515,016	87,207,547
Chuy’s Holdings Inc.[a,b]	729,562	17,071,751

Security	Shares	Value
Dave & Buster’s Entertainment Inc.[a,b]	1,589,739	$105,733,541
DineEquity Inc.	731,124	32,206,012
El Pollo Loco Holdings Inc.[a,b]	956,251	13,244,076
Fiesta Restaurant Group Inc.[a,b]	1,173,226	24,227,117
ILG Inc.	4,521,528	124,296,805
Marcus Corp. (The)	820,636	24,783,207
Marriott Vacations Worldwide Corp.	1,041,757	122,666,887
Monarch Casino & Resort Inc.[a,b]	488,055	14,763,664
Penn National Gaming Inc.[a,b]	2,439,033	52,195,306
Red Robin Gourmet Burgers Inc.[a,b]	555,269	36,231,302
Ruby Tuesday Inc.[a,b]	2,788,972	5,605,834
Ruth’s Hospitality Group Inc.	1,290,729	28,073,356
Scientific Games Corp. Class Aa,b	2,166,100	56,535,210
Shake Shack Inc. Class Aa,b	803,315	28,019,627
Sonic Corp.	1,822,110	48,267,694
Wingstop Inc.[b]	1,249,114	38,597,623

		1,015,091,650
HOUSEHOLD DURABLES — 2.08%
Cavco Industries Inc.[a]	362,182	46,956,896
Ethan Allen Interiors Inc.	1,094,625	35,356,387
Installed Building Products Inc.[a,b]	862,821	45,686,372
iRobot Corp.[a,b]	1,155,141	97,193,564
La-Z-Boy Inc.	2,077,549	67,520,342
LGI Homes Inc.[a,b]	745,159	29,940,489
M/I Homes Inc.[a,b]	1,073,713	30,654,506
MDC Holdings Inc.	1,767,623	62,450,121
Meritage Homes Corp.[a,b]	1,622,834	68,483,595
TopBuild Corp.[a]	1,582,990	84,009,279
Universal Electronics Inc.[a,b]	610,911	40,839,400
William Lyon Homes Class Aa,b	1,021,854	24,667,556

		633,758,507

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2017

Security	Shares	Value
HOUSEHOLD PRODUCTS — 0.41%
Central Garden & Pet Co.[a,b]	442,258	$14,059,382
Central Garden & Pet Co. Class Aa	1,448,239	43,476,135
WD-40 Co.	601,667	66,393,953

		123,929,470
INDUSTRIAL CONGLOMERATES — 0.17%
Raven Industries Inc.	1,519,236	50,590,559

		50,590,559
INSURANCE — 2.98%
American Equity Investment Life Holding Co.	2,568,164	67,491,350
AMERISAFE Inc.	813,577	46,333,210
eHealth Inc.[a,b]	735,642	13,830,070
Employers Holdings Inc.	1,379,015	58,332,334
HCI Group Inc.[b]	360,548	16,938,545
Horace Mann Educators Corp.	1,736,435	65,637,243
Infinity Property & Casualty Corp.	474,784	44,629,696
Maiden Holdings Ltd.	2,837,501	31,496,261
Navigators Group Inc. (The)	956,164	52,493,404
ProAssurance Corp.	2,268,836	137,945,229
RLI Corp.	1,627,579	88,898,365
Safety Insurance Group Inc.	437,206	29,861,170
Selective Insurance Group Inc.	2,472,626	123,754,931
Stewart Information Services Corp.	1,010,798	45,870,013
United Fire Group Inc.	795,928	35,068,588
United Insurance Holdings Corp.	802,724	12,626,848
Universal Insurance Holdings Inc.	1,397,569	35,218,739

		906,425,996
INTERNET & DIRECT MARKETING RETAIL — 0.60%
FTD Companies Inc.[a,b]	737,901	14,758,020
NutriSystem Inc.	1,261,165	65,643,638
PetMed Express Inc.	859,902	34,912,021
Shutterfly Inc.[a,b]	1,445,257	68,649,708

		183,963,387
INTERNET SOFTWARE & SERVICES — 1.09%
Blucora Inc.[a,b]	1,682,344	35,665,693

Security	Shares	Value
DHI Group Inc.[a]	2,119,287	$6,039,968
Liquidity Services Inc.[a,b]	1,058,281	6,720,084
LivePerson Inc.[a,b]	2,217,306	24,390,366
NIC Inc.	2,612,705	49,510,760
QuinStreet Inc.[a,b]	1,575,727	6,570,782
Shutterstock Inc.[a,b]	803,664	35,425,509
SPS Commerce Inc.[a,b]	727,704	46,398,407
Stamps.com Inc.[a,b]	671,797	104,044,560
XO Group Inc.[a,b]	1,023,191	18,028,625

		332,794,754
IT SERVICES — 1.77%
CACI International Inc. Class Aa,b	1,037,360	129,721,868
Cardtronics PLC Class Aa,b	1,951,184	64,115,906
CSG Systems International Inc.	1,448,333	58,773,353
ExlService Holdings Inc.[a,b]	1,434,685	79,739,792
Forrester Research Inc.	428,648	16,781,569
ManTech International Corp./VA Class A	1,099,785	45,509,103
Perficient Inc.[a]	1,520,863	28,348,887
Sykes Enterprises Inc.[a,b]	1,672,499	56,078,892
TeleTech Holdings Inc.	652,719	26,630,935
Virtusa Corp.[a,b]	1,175,615	34,563,081

		540,263,386
LEISURE PRODUCTS — 0.59%
Callaway Golf Co.	4,029,434	51,496,166
Nautilus Inc.[a,b]	1,333,093	25,528,731
Sturm Ruger & Co. Inc.[b]	758,604	47,147,239
Vista Outdoor Inc.[a,b]	2,447,668	55,097,007

		179,269,143
LIFE SCIENCES TOOLS & SERVICES — 0.46%
Albany Molecular Research Inc.[a,b]	967,653	20,998,070
Cambrex Corp.[a,b]	1,385,495	82,783,326
Luminex Corp.[b]	1,710,533	36,126,457

		139,907,853
MACHINERY — 5.40%
Actuant Corp. Class Ab	2,557,205	62,907,243
Alamo Group Inc.	406,374	36,902,823
Albany International Corp. Class A	1,236,375	66,022,425
Astec Industries Inc.	810,786	45,006,731

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2017

Security	Shares	Value
Barnes Group Inc.	2,119,133	$124,032,854
Briggs & Stratton Corp.	1,840,401	44,353,664
Chart Industries Inc.[a,b]	1,318,123	45,778,412
CIRCOR International Inc.[b]	703,145	41,752,750
EnPro Industries Inc.	912,538	65,127,837
ESCO Technologies Inc.	1,097,611	65,472,496
Federal Signal Corp.	2,554,885	44,352,804
Franklin Electric Co. Inc.	1,631,105	67,527,747
Greenbrier Companies Inc. (The)[b]	1,217,837	56,324,961
Harsco Corp.[a]	3,384,008	54,482,529
Hillenbrand Inc.	2,688,974	97,071,961
John Bean Technologies Corp.[b]	1,345,705	131,879,090
Lindsay Corp.[b]	459,316	40,993,953
Lydall Inc.[a,b]	725,067	37,485,964
Mueller Industries Inc.	2,430,468	74,007,751
Proto Labs Inc.[a,b]	1,028,893	69,193,054
SPX Corp.[a]	1,809,246	45,520,629
SPX FLOW Inc.[a]	1,806,776	66,633,899
Standex International Corp.	541,078	49,075,775
Tennant Co.	756,828	55,853,906
Titan International Inc.[b]	2,078,421	24,961,836
Wabash National Corp.[b]	2,566,918	56,420,858
Watts Water Technologies Inc. Class A	1,192,134	75,342,869

		1,644,486,821
MARINE — 0.18%
Matson Inc.	1,844,763	55,416,681

		55,416,681
MEDIA — 0.86%
EW Scripps Co. (The) Class Aa,b	2,412,643	42,969,172
Gannett Co. Inc.	4,890,336	42,643,730
New Media Investment Group Inc.	2,314,351	31,197,451
Scholastic Corp.	1,164,061	50,741,419
Time Inc.	4,241,570	60,866,529
World Wrestling Entertainment Inc. Class Ab	1,663,694	33,889,447

		262,307,748
METALS & MINING — 0.98%
AK Steel Holding Corp.[a,b]	13,385,848	87,945,021

Security	Shares	Value
Century Aluminum Co.[a,b]	2,059,838	$32,092,276
Gerber Scientific Inc. Escrow[a,c]	349,019	3,490
Haynes International Inc.	532,927	19,350,579
Kaiser Aluminum Corp.	735,711	65,125,138
Materion Corp.	849,812	31,782,969
Olympic Steel Inc.[b]	367,616	7,161,160
SunCoke Energy Inc.[a]	2,790,419	30,415,567
TimkenSteel Corp.[a]	1,618,564	24,877,329

		298,753,529
MORTGAGE REAL ESTATE INVESTMENT — 0.38%
Apollo Commercial Real Estate Finance Inc.[b]	4,031,641	74,786,941
Capstead Mortgage Corp.[b]	4,051,015	42,252,086

		117,039,027
MULTI-UTILITIES — 0.38%
Avista Corp.	2,709,520	115,046,219

		115,046,219
MULTILINE RETAIL — 0.54%
Fred’s Inc. Class Ab	1,500,732	13,851,757
JC Penney Co. Inc.[a,b]	13,278,039	61,742,881
Ollie’s Bargain Outlet Holdings Inc.[a,b]	2,063,235	87,893,811

		163,488,449
OIL, GAS & CONSUMABLE FUELS — 1.08%
Bill Barrett Corp.[a,b]	3,274,520	10,052,776
Carrizo Oil & Gas Inc.[a,b]	3,239,575	56,433,397
Cloud Peak Energy Inc.[a,b]	3,179,065	11,222,100
Contango Oil & Gas Co.[a,b]	997,844	6,625,684
Denbury Resources Inc.[a,b]	16,987,191	25,990,402
Green Plains Inc.	1,609,896	33,083,363
Northern Oil and Gas Inc.[a,b]	1,931,577	2,704,208
PDC Energy Inc.[a,b]	2,385,301	102,830,326
REX American Resources Corp.[a,b]	237,895	22,971,141
SRC Energy Inc.[a,b]	8,594,028	57,837,808

		329,751,205
PAPER & FOREST PRODUCTS — 1.11%
Boise Cascade Co.[a,b]	1,655,536	50,328,295
Clearwater Paper Corp.[a,b]	712,199	33,295,303
Deltic Timber Corp.[b]	459,132	34,278,795
KapStone Paper and Packaging Corp.	3,766,557	77,704,071

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2017

Security	Shares	Value
Neenah Paper Inc.	721,353	$57,888,578
PH Glatfelter Co.	1,879,513	36,725,684
Schweitzer-Mauduit International Inc.	1,316,552	49,015,231

		339,235,957
PERSONAL PRODUCTS — 0.16%
Inter Parfums Inc.	740,769	27,149,184
Medifast Inc.	485,831	20,147,411

		47,296,595
PHARMACEUTICALS — 2.05%
Amphastar Pharmaceuticals Inc.[a,b]	1,514,576	27,050,327
ANI Pharmaceuticals Inc.[a,b]	350,398	16,398,626
Depomed Inc.[a,b]	2,689,390	28,884,049
Heska Corp.[a,b]	272,883	27,853,168
Impax Laboratories Inc.[a,b]	3,128,185	50,363,778
Innoviva Inc.[a,b]	3,341,258	42,768,102
Lannett Co. Inc.[a,b]	1,278,442	26,080,217
Medicines Co. (The)[a,b]	3,077,738	116,984,821
Nektar Therapeutics[a,b]	6,575,245	128,546,040
Phibro Animal Health Corp. Series A	808,731	29,963,484
SciClone Pharmaceuticals Inc.[a,b]	2,219,274	24,412,014
Sucampo Pharmaceuticals Inc. Class Aa,b	1,102,269	11,573,825
Supernus Pharmaceuticals Inc.[a,b]	2,131,780	91,879,718

		622,758,169
PROFESSIONAL SERVICES — 1.93%
CDI Corp.[a]	626,465	3,664,820
Exponent Inc.	1,101,114	64,194,946
Heidrick & Struggles International Inc.	803,728	17,481,084
Insperity Inc.	803,677	57,061,067
Kelly Services Inc. Class A	1,269,443	28,498,995
Korn/Ferry International	2,452,305	84,678,092
Navigant Consulting Inc.[a,b]	2,021,647	39,947,745
On Assignment Inc.[a]	2,072,906	112,247,860
Resources Connection Inc.	1,305,507	17,885,446
TrueBlue Inc.[a,b]	1,822,454	48,295,031
WageWorks Inc.[a,b]	1,685,727	113,280,854

		587,235,940

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.37%
Forestar Group Inc.[a,b]	1,024,409	$17,568,614
HFF Inc. Class A	1,523,859	52,984,577
RE/MAX Holdings Inc. Class A	761,633	42,689,530

		113,242,721
ROAD & RAIL — 0.83%
ArcBest Corp.	1,002,024	20,641,694
Heartland Express Inc.[b]	1,811,999	37,725,819
Knight Transportation Inc.[b]	2,822,505	104,573,810
Marten Transport Ltd.[b]	974,187	26,692,724
Roadrunner Transportation Systems Inc.[a,b]	1,373,081	9,982,299
Saia Inc.[a,b]	1,063,432	54,554,062

		254,170,408
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.49%
Advanced Energy Industries Inc.[a]	1,681,383	108,768,666
Brooks Automation Inc.	2,930,769	63,568,380
Cabot Microelectronics Corp.	1,075,258	79,386,298
CEVA Inc.[a,b]	907,983	41,267,827
Cohu Inc.	1,076,538	16,944,708
Diodes Inc.[a]	1,601,078	38,473,904
DSP Group Inc.[a,b]	951,201	11,033,932
Kopin Corp.[a,b]	2,518,086	9,342,099
Kulicke & Soffa Industries Inc.[a]	2,981,891	56,715,567
MaxLinear Inc.[a,b]	2,239,618	62,462,946
MKS Instruments Inc.	2,298,958	154,719,873
Nanometrics Inc.[a,b]	1,069,929	27,058,504
Power Integrations Inc.	1,254,502	91,453,196
Rambus Inc.[a,b]	4,729,516	54,058,368
Rudolph Technologies Inc.[a]	1,332,070	30,437,800
Semtech Corp.[a,b]	2,774,108	99,174,361
Veeco Instruments Inc.[a,b]	2,019,060	56,230,821
Xperi Corp.	2,107,555	62,805,139

		1,063,902,389
SOFTWARE — 1.88%
8x8 Inc.[a,b]	3,855,927	56,103,738
Agilysys Inc.[a,b]	630,566	6,381,328

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2017

Security	Shares	Value
Bottomline Technologies de Inc.[a,b]	1,534,761	$39,428,010
Ebix Inc.[b]	912,232	49,169,305
Gigamon Inc.[a,b]	1,332,447	52,431,789
MicroStrategy Inc. Class Aa	400,070	76,681,417
Monotype Imaging Holdings Inc.	1,777,346	32,525,432
Progress Software Corp.	2,060,622	63,652,613
Qualys Inc.[a,b]	1,264,122	51,576,178
Synchronoss Technologies Inc.[a,b]	1,837,546	30,227,632
TiVo Corp.	5,165,631	96,339,018
VASCO Data Security International Inc.[a,b]	1,258,428	18,058,442

		572,574,902
SPECIALTY RETAIL — 3.93%
Abercrombie & Fitch Co. Class Ab	2,934,552	36,505,827
Asbury Automotive Group Inc.[a,b]	810,169	45,815,057
Ascena Retail Group Inc.[a,b]	7,372,671	15,851,243
Barnes & Noble Education Inc.[a,b]	1,675,526	17,810,841
Barnes & Noble Inc.	2,424,395	18,425,402
Big 5 Sporting Goods Corp.	761,329	9,935,343
Buckle Inc. (The)	1,231,071	21,913,064
Caleres Inc.	1,841,869	51,167,121
Cato Corp. (The) Class A	1,053,099	18,524,011
Children’s Place Inc. (The)	753,220	76,903,762
DSW Inc. Class A	2,897,697	51,289,237
Express Inc.[a,b]	3,400,609	22,954,111
Finish Line Inc. (The) Class A	1,756,729	24,892,850
Five Below Inc.[a,b]	2,348,968	115,968,550
Francesca’s Holdings Corp.[a,b]	1,559,477	17,060,678
Genesco Inc.[a,b]	840,512	28,493,357
Group 1 Automotive Inc.	857,644	54,306,018
Guess? Inc.	2,616,451	33,438,244
Haverty Furniture Companies Inc.	839,421	21,069,467
Hibbett Sports Inc.[a,b]	907,581	18,832,306
Kirkland’s Inc.[a,b]	615,970	6,332,172
Lithia Motors Inc. Class A	1,015,706	95,709,976

Security	Shares	Value
Lumber Liquidators Holdings Inc.[a,b]	1,221,724	$30,616,403
MarineMax Inc.[a,b]	1,060,100	20,724,955
Monro Muffler Brake Inc.	1,400,702	58,479,308
Rent-A-Center Inc./TXb	2,287,829	26,813,356
RHa,b	1,328,163	85,693,077
Select Comfort Corp.[a,b]	1,757,512	62,374,101
Shoe Carnival Inc.	528,557	11,036,270
Sonic Automotive Inc. Class A	1,152,409	22,414,355
Stein Mart Inc.[b]	1,430,587	2,417,692
Tailored Brands Inc.	2,106,971	23,513,796
Tile Shop Holdings Inc.[b]	1,407,992	29,075,035
Vitamin Shoppe Inc.[a,b]	1,038,023	12,092,968
Zumiez Inc.[a,b]	740,156	9,140,927

		1,197,590,880
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.55%
Cray Inc.[a,b]	1,715,974	31,573,922
Electronics For Imaging Inc.[a,b]	1,984,125	94,007,842
Super Micro Computer Inc.[a,b]	1,634,771	40,297,105

		165,878,869
TEXTILES, APPAREL & LUXURY GOODS — 1.35%
Crocs Inc.[a,b]	3,225,008	24,864,812
Fossil Group Inc.[a,b]	1,815,500	18,790,425
G-III Apparel Group Ltd.[a,b]	1,877,282	46,838,186
Iconix Brand Group Inc.[a,b]	2,466,462	17,043,252
Movado Group Inc.	672,418	16,978,555
Oxford Industries Inc.	646,397	40,393,349
Perry Ellis International Inc.[a,b]	529,320	10,300,567
Steven Madden Ltd.[a,b]	2,285,850	91,319,707
Unifi Inc.[a,b]	670,036	20,637,109
Vera Bradley Inc.[a,b]	792,317	7,748,860
Wolverine World Wide Inc.	4,134,810	115,816,028

		410,730,850
THRIFTS & MORTGAGE FINANCE — 1.82%
Astoria Financial Corp.	3,897,343	78,531,461
Bank Mutual Corp.	1,807,832	16,541,663
BofI Holding Inc.[a,b]	2,473,847	58,679,651
Dime Community Bancshares Inc.	1,357,015	26,597,494

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2017

Security	Shares	Value
HomeStreet Inc.[a,b]	1,174,109	$32,493,467
LendingTree Inc.[a,b]	311,899	53,709,008
Northfield Bancorp. Inc.	1,967,757	33,747,032
Northwest Bancshares Inc.	4,364,683	68,132,702
Oritani Financial Corp.	1,671,139	28,492,920
Provident Financial Services Inc.	2,598,000	65,937,240
TrustCo Bank Corp. NY	4,152,088	32,178,682
Walker & Dunlop Inc.[a,b]	1,201,494	58,668,952

		553,710,272
TOBACCO — 0.23%
Universal Corp./VA	1,081,748	69,989,096

		69,989,096
TRADING COMPANIES & DISTRIBUTORS — 0.66%
Applied Industrial Technologies Inc.	1,666,485	98,405,939
DXP Enterprises Inc./TXa,b	636,292	21,952,074
Kaman Corp.	1,165,796	58,138,247
Veritiv Corp.[a,b]	486,720	21,902,400

		200,398,660
WATER UTILITIES — 0.49%
American States Water Co.	1,559,462	73,934,094
California Water Service Group	2,049,428	75,418,950

		149,353,044
WIRELESS TELECOMMUNICATION SERVICES — 0.05%
Spok Holdings Inc.	905,288	16,023,598

		16,023,598

TOTAL COMMON STOCKS
(Cost: $26,507,406,332)		30,403,984,254

Security	Shares	Value
SHORT-TERM INVESTMENTS — 9.08%

MONEY MARKET FUNDS — 9.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[d,e,f]	2,723,573,790	$2,724,390,862
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[d,e]	40,363,189	40,363,189

		2,764,754,051

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,764,332,552)		2,764,754,051

TOTAL INVESTMENTS IN SECURITIES — 108.92%
(Cost: $29,271,738,884)[g]		33,168,738,305
Other Assets, Less Liabilities — (8.92)%		(2,716,400,890)

NET ASSETS — 100.00%		$30,452,337,415

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $29,987,856,755. Net unrealized appreciation was $3,180,881,550, of which $5,385,688,645 represented gross unrealized appreciation on securities and $2,204,807,095 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of June 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	591	Sep. 2017	ICE Markets Equity	$41,728,689	$41,792,565	$63,876

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$30,403,980,764	$—	$3,490	$30,403,984,254
Money market funds	2,764,754,051	—	—	2,764,754,051

Total	$33,168,734,815	$—	$3,490	$33,168,738,305

Derivative financial instruments[a]:
Assets:
Futures contracts	$63,876	$—	$—	$63,876

Total	$63,876	$—	$—	$63,876

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

33

Schedule of Investments (Unaudited)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.75%

AEROSPACE & DEFENSE — 2.18%
AAR Corp.	13,046	$453,479
Aerojet Rocketdyne Holdings Inc.[a]	24,181	502,965
Aerovironment Inc.[a,b]	7,235	276,377
Air Industries Group[a,b]	3,310	5,925
Arconic Inc.	167,723	3,798,926
Arotech Corp.[a,b]	7,630	27,087
Astronics Corp.[a]	7,649	233,065
Astrotech Corp.[a]	6,174	5,926
Axon Enterprise Inc.[a,b]	20,259	509,311
Boeing Co. (The)	213,403	42,200,443
BWX Technologies Inc.	38,652	1,884,285
CPI Aerostructures Inc.[a,b]	3,173	29,826
Cubic Corp.	7,661	354,704
Curtiss-Wright Corp.	17,107	1,570,080
DigitalGlobe Inc.[a]	21,702	722,677
Ducommun Inc.[a]	3,640	114,951
Engility Holdings Inc.[a]	6,781	192,580
Esterline Technologies Corp.[a]	10,787	1,022,608
General Dynamics Corp.	108,021	21,398,960
HEICO Corp.	9,193	660,425
HEICO Corp. Class A	17,126	1,062,668
Hexcel Corp.	34,887	1,841,685
Huntington Ingalls Industries Inc.	17,511	3,259,848
Innovative Solutions & Support Inc.[a]	6,302	27,729
KEYW Holding Corp. (The)[a,b]	14,698	137,426
KLX Inc.[a]	20,620	1,031,000
Kratos Defense & Security Solutions Inc.[a,b]	17,461	207,262
L3 Technologies Inc.	28,955	4,837,801
Lockheed Martin Corp.	94,346	26,191,393
Mercury Systems Inc.[a]	26,498	1,115,301
Micronet Enertec Technologies Inc.[a]	3,399	3,671
Moog Inc. Class Aa	13,075	937,739
National Presto Industries Inc.	2,591	286,306
Northrop Grumman Corp.	66,383	17,041,180
Orbital ATK Inc.	21,440	2,108,838
Raytheon Co.	111,438	17,995,008

Security	Shares	Value
Rockwell Collins Inc.	60,607	$6,368,584
SIFCO Industries Inc.[a]	614	4,083
Sparton Corp.[a]	3,382	74,370
Spirit AeroSystems Holdings Inc. Class A	48,305	2,798,792
Tel-Instrument Electronics Corp.[a]	226	723
Teledyne Technologies Inc.[a]	13,426	1,713,829
Textron Inc.	100,897	4,752,249
TransDigm Group Inc.	18,724	5,034,322
Triumph Group Inc.	21,523	680,127
United Technologies Corp.	282,942	34,550,048
Vectrus Inc.[a]	3,657	118,194
Wesco Aircraft Holdings Inc.[a,b]	26,853	291,355

		210,436,131
AIR FREIGHT & LOGISTICS — 0.63%
Air T Inc.[a]	253	5,364
Air Transport Services Group Inc.[a]	13,990	304,702
Atlas Air Worldwide Holdings Inc.[a]	9,935	518,110
CH Robinson Worldwide Inc.	55,619	3,819,913
Echo Global Logistics Inc.[a]	9,840	195,816
Expeditors International of Washington Inc.	69,699	3,936,600
FedEx Corp.	93,367	20,291,450
Forward Air Corp.	11,084	590,556
Hub Group Inc. Class Aa	13,370	512,739
Radiant Logistics Inc.[a]	11,302	60,805
United Parcel Service Inc. Class B	259,873	28,739,355
XPO Logistics Inc.[a]	32,086	2,073,718

		61,049,128
AIRLINES — 0.60%
Alaska Air Group Inc.	48,469	4,350,577
Allegiant Travel Co.	4,130	560,028
American Airlines Group Inc.	187,067	9,413,211
Delta Air Lines Inc.	277,609	14,918,708
Hawaiian Holdings Inc.[a]	21,021	986,936
JetBlue Airways Corp.[a]	125,598	2,867,402
SkyWest Inc.	21,359	749,701
Southwest Airlines Co.	232,527	14,449,228
Spirit Airlines Inc.[a,b]	26,594	1,373,580

34

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
United Continental Holdings Inc.[a]	108,223	$8,143,781

		57,813,152
AUTO COMPONENTS — 0.41%
Adient PLC	34,653	2,265,613
American Axle & Manufacturing Holdings Inc.[a]	23,106	360,454
Autoliv Inc.[b]	31,974	3,510,745
BorgWarner Inc.	75,169	3,184,159
Clean Diesel Technologies Inc.[a,b]	2,609	7,279
Cooper Tire & Rubber Co.	20,753	749,183
Cooper-Standard Holding Inc.[a]	7,928	799,697
Dana Inc.	64,863	1,448,391
Delphi Automotive PLC	102,410	8,976,237
Dorman Products Inc.[a]	14,269	1,181,045
Fox Factory Holding Corp.[a]	16,936	602,922
Gentex Corp.	109,908	2,084,955
Gentherm Inc.[a]	19,771	767,115
Goodyear Tire & Rubber Co. (The)	89,916	3,143,463
Horizon Global Corp.[a,b]	18,642	267,699
LCI Industries	9,993	1,023,283
Lear Corp.	24,892	3,536,655
Modine Manufacturing Co.[a]	31,731	525,148
Motorcar Parts of America Inc.[a,b]	12,736	359,665
Shiloh Industries Inc.[a,b]	3,579	42,018
Standard Motor Products Inc.	13,696	715,205
Stoneridge Inc.[a]	10,212	157,367
Strattec Security Corp.	8,441	298,811
Superior Industries International Inc.	26,712	548,932
Sypris Solutions Inc.[a]	7,055	11,641
Tenneco Inc.	20,643	1,193,785
Tower International Inc.	16,272	365,306
Unique Fabricating Inc.	714	6,797
UQM Technologies Inc.[a]	16,633	14,118
Visteon Corp.[a]	13,328	1,360,256
VOXX International Corp.[a,b]	6,682	54,792
Workhorse Group Inc.[a,b]	6,718	24,789

		39,587,525

Security	Shares	Value
AUTOMOBILES — 0.59%
Ford Motor Co.	1,447,692	$16,199,673
General Motors Co.	506,257	17,683,557
Harley-Davidson Inc.	67,010	3,619,880
Tesla Inc.[a,b]	48,055	17,377,169
Thor Industries Inc.	17,477	1,826,696
Winnebago Industries Inc.	11,541	403,935

		57,110,910
BANKS — 6.61%
1st Constitution Bancorp.	2,804	49,771
1st Source Corp.	6,336	303,748
Access National Corp.	6,179	163,867
ACNB Corp.	2,798	85,339
Allegiance Bancshares Inc.[a,b]	693	26,542
American National Bankshares Inc.	3,317	122,563
American River Bankshares	2,867	41,600
Ameris Bancorp.	23,518	1,133,568
AmeriServ Financial Inc.	6,759	28,050
Ames National Corp.	3,511	107,437
Anchor Bancorp. Inc./WAa	622	15,706
Arrow Financial Corp.	4,304	136,222
Associated Banc-Corp.	56,329	1,419,491
Atlantic Capital Bancshares Inc.[a,b]	3,177	60,363
Auburn National BanCorp. Inc.	595	22,247
Banc of California Inc.	19,961	429,161
BancFirst Corp.	3,283	317,138
Bancorp. Inc. (The)[a,b]	13,695	103,808
Bancorp. of New Jersey Inc.	2,649	44,238
BancorpSouth Inc.	31,829	970,784
Bank of America Corp.	3,796,191	92,095,594
Bank of Commerce Holdings	4,163	46,001
Bank of Hawaii Corp.	16,779	1,392,154
Bank of Marin Bancorp.	2,676	164,708
Bank of South Carolina Corp.	873	17,678
Bank of the James Financial Group Inc.	775	11,625
Bank of the Ozarks Inc.	51,734	2,424,773
BankUnited Inc.	38,636	1,302,420
Bankwell Financial Group Inc.	2,758	86,132
Banner Corp.	7,453	421,169
Bar Harbor Bankshares	6,226	191,885

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Bay Bancorp. Inc.[a]	3,662	$28,014
BB&T Corp.	313,223	14,223,456
BCB Bancorp. Inc.	3,534	54,070
Berkshire Hills Bancorp. Inc.	11,117	390,763
Blue Hills Bancorp. Inc.	10,417	186,464
BOK Financial Corp.	7,256	610,447
Boston Private Financial Holdings Inc.	31,244	479,595
Bridge Bancorp. Inc.	3,559	118,515
Brookline Bancorp. Inc.	25,247	368,606
Bryn Mawr Bank Corp.	6,285	267,112
C&F Financial Corp.	704	33,018
California First National Bancorp.	286	5,391
Camden National Corp.	4,039	173,313
Capital Bank Financial Corp. Class A	10,299	392,392
Capital City Bank Group Inc.	3,671	74,962
Carolina Financial Corp.	3,543	114,510
Carolina Trust Bancshares Inc.[a,b]	2,694	20,124
Cathay General Bancorp.	27,872	1,057,742
CB Financial Services Inc.	829	21,637
CenterState Banks Inc.	17,924	445,591
Central Pacific Financial Corp.	9,963	313,536
Central Valley Community Bancorp.	3,464	76,762
Century Bancorp. Inc./MA Class A	635	40,386
Chemical Financial Corp.	25,251	1,222,401
Chemung Financial Corp.	774	31,641
CIT Group Inc.	55,230	2,689,701
Citigroup Inc.	1,048,892	70,149,897
Citizens & Northern Corp.	4,129	96,041
Citizens Financial Group Inc.	198,462	7,081,124
Citizens First Corp.	289	6,503
Citizens Holding Co.[b]	828	21,528
City Holding Co.	6,225	410,041
Civista Bancshares Inc.[b]	2,851	59,529
CNB Financial Corp./PA	4,262	102,160
CoBiz Financial Inc.	13,847	240,938
Codorus Valley Bancorp. Inc.	2,920	82,928
Colony Bankcorp Inc.	2,811	38,511

Security	Shares	Value
Columbia Banking System Inc.	21,478	$855,898
Comerica Inc.	66,042	4,836,916
Commerce Bancshares Inc./MO	37,312	2,120,441
Community Bank System Inc.	18,443	1,028,566
Community Bankers Trust Corp.[a,b]	7,860	64,845
Community Financial Corp. (The )	880	33,880
Community Trust Bancorp. Inc.	6,675	292,031
Community West Bancshares	2,817	29,297
ConnectOne Bancorp. Inc.	10,423	235,039
County Bancorp. Inc.	862	20,688
CU Bancorp.[a]	3,651	131,984
Cullen/Frost Bankers Inc.	23,590	2,215,337
Customers Bancorp. Inc.[a]	10,190	288,173
CVB Financial Corp.	38,065	853,798
DNB Financial Corp.	618	21,197
Eagle Bancorp. Inc.[a]	10,872	688,198
Eagle Bancorp. Montana Inc.	850	15,385
East West Bancorp. Inc.	54,929	3,217,741
Emclaire Financial Corp.	214	5,990
Enterprise Bancorp. Inc./MA	2,920	103,777
Enterprise Financial Services Corp.	7,130	290,904
Equity Bancshares Inc. Class Aa	302	9,253
Evans Bancorp. Inc.	793	31,680
F.N.B. Corp.	117,819	1,668,317
Farmers Capital Bank Corp.	13	501
Farmers National Banc Corp.	6,818	98,861
Fauquier Bankshares Inc.	831	15,997
FCB Financial Holdings Inc. Class Aa,b	14,090	672,797
Fidelity Southern Corp.	7,552	172,639
Fifth Third Bancorp.	288,806	7,497,404
Financial Institutions Inc.	4,319	128,706
First Bancorp. Inc./ME	3,581	96,902
First BanCorp./Puerto Rico[a]	75,639	437,950
First Bancorp./Southern Pines NC	6,986	218,382
First Bancshares Inc. (The)[b]	2,642	72,919
First Bank/Hamilton NJ	3,239	37,734
First Busey Corp.	11,105	325,599
First Business Financial Services Inc.	3,325	76,741

36

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
First Citizens BancShares Inc./NC Class A	3,415	$1,272,770
First Commonwealth Financial Corp.	32,209	408,410
First Community Bancshares Inc./VA	6,305	172,442
First Community Corp./SC	2,846	59,766
First Connecticut Bancorp. Inc./Farmington CT	6,076	155,849
First Financial Bancorp.	23,548	652,280
First Financial Bankshares Inc.	24,708	1,092,094
First Financial Corp./IN	3,792	179,362
First Financial Northwest Inc.	3,575	57,665
First Foundation Inc.[a]	9,254	152,043
First Hawaiian Inc.	20,993	642,806
First Horizon National Corp.	87,115	1,517,543
First Internet Bancorp.	843	23,646
First Interstate BancSystem Inc.	8,390	312,108
First Merchants Corp.	14,610	586,445
First Mid-Illinois Bancshares Inc.	279	9,553
First Midwest Bancorp. Inc./IL	30,738	716,503
First Northwest Bancorp.[a]	4,250	67,022
First of Long Island Corp. (The)	9,447	270,184
First Republic Bank/CA	59,096	5,915,510
First Savings Financial Group Inc.	214	11,717
First South Bancorp. Inc./Washington NC	3,488	57,692
First U.S. Bancshares Inc.[b]	2,735	30,687
First United Corp.[a]	2,967	44,357
Flushing Financial Corp.	10,332	291,259
Franklin Financial Network Inc.[a]	6,356	262,185
Fulton Financial Corp.	63,601	1,208,419
German American Bancorp. Inc.	6,764	230,585
Glacier Bancorp. Inc.	28,402	1,039,797
Glen Burnie Bancorp.	598	6,309
Great Southern Bancorp. Inc.	3,528	188,748
Great Western Bancorp. Inc.	21,570	880,272
Green Bancorp. Inc.[a]	3,699	71,761
Guaranty Bancorp.	6,260	170,272
Hancock Holding Co.	31,215	1,529,535
Hanmi Financial Corp.	11,236	319,664
HarborOne Bancorp Inc.[a]	14,593	291,276

Security	Shares	Value
Hawthorn Bancshares Inc.	2,683	$55,807
Heartland Financial USA Inc.	6,699	315,523
Heritage Commerce Corp.	7,267	100,139
Heritage Financial Corp./WA	10,718	284,027
Hilltop Holdings Inc.	28,656	751,074
Home BancShares Inc./AR	45,786	1,140,071
HomeTrust Bancshares Inc.[a]	6,662	162,553
Hope Bancorp Inc.	48,285	900,515
Horizon Bancorp./IN	6,222	163,950
Howard Bancorp. Inc.[a,b]	701	13,494
Huntington Bancshares Inc./OH	421,693	5,701,289
IBERIABANK Corp.	18,188	1,482,322
Independent Bank Corp./MI	7,776	169,128
Independent Bank Corp./Rockland MA	10,188	679,030
Independent Bank Group Inc.	3,676	218,722
International Bancshares Corp.	20,811	729,426
Investar Holding Corp.[b]	2,847	65,196
Investors Bancorp. Inc.	135,130	1,805,337
JPMorgan Chase & Co.	1,354,408	123,792,891
KeyCorp	429,326	8,045,569
Lakeland Bancorp. Inc.	14,610	275,398
Lakeland Financial Corp.	10,032	460,268
Landmark Bancorp. Inc./Manhattan KS	676	20,821
LCNB Corp.	3,371	67,420
LegacyTexas Financial Group Inc.	17,121	652,824
Live Oak Bancshares Inc.[b]	2,618	63,356
M&T Bank Corp.	59,573	9,647,847
Macatawa Bank Corp.	10,201	97,318
Mackinac Financial Corp.	764	10,696
MainSource Financial Group Inc.	7,761	260,071
MB Financial Inc.	34,180	1,505,287
MBT Financial Corp.	7,643	74,137
Melrose Bancorp. Inc.[a]	628	11,241
Mercantile Bank Corp.	6,372	200,591
Mid Penn Bancorp. Inc.	790	21,686
Middlefield Banc Corp.	269	13,558
MidSouth Bancorp. Inc.	3,558	41,806
MidWestOne Financial Group Inc.	3,183	107,872

37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
MutualFirst Financial Inc.	2,815	$100,495
National Bank Holdings Corp. Class A	10,734	355,403
National Bankshares Inc.	3,186	129,989
National Commerce Corp.[a]	605	23,928
NBT Bancorp. Inc.	16,633	614,589
Nicolet Bankshares Inc.[a]	3,160	172,884
Northrim BanCorp. Inc.	2,818	85,667
Norwood Financial Corp.[b]	745	31,476
Oak Valley Bancorp.	2,787	38,739
OFG Bancorp.	16,709	167,090
Ohio Valley Banc Corp.	781	28,155
Old Line Bancshares Inc.	3,287	92,628
Old National Bancorp./IN	51,554	889,306
Old Point Financial Corp.[b]	766	25,186
Old Second Bancorp. Inc.	10,666	123,192
Opus Bank	7,437	179,975
Orrstown Financial Services Inc.	3,185	72,777
Pacific Continental Corp.	7,000	178,850
Pacific Mercantile Bancorp.[a,b]	4,237	37,286
Pacific Premier Bancorp. Inc.[a]	17,574	648,481
PacWest Bancorp.	49,899	2,330,283
Park National Corp.	4,229	438,632
Park Sterling Corp.	18,052	214,458
Parke Bancorp. Inc.[b]	2,952	66,125
Patriot National Bancorp Inc.[a]	59	974
Peapack Gladstone Financial Corp.	4,361	136,456
Penns Woods Bancorp. Inc.	2,587	106,533
People’s United Financial Inc.	140,461	2,480,541
People’s Utah Bancorp.	594	15,919
Peoples Bancorp. Inc./OH	6,959	223,593
Peoples Bancorp. of North Carolina Inc.	812	25,659
Peoples Financial Corp./MSa	822	11,261
Peoples Financial Services Corp.	2,836	124,018
Pinnacle Financial Partners Inc.	30,286	1,901,961
Plumas Bancorp.[b]	2,624	55,891
PNC Financial Services Group Inc. (The)[c]	185,477	23,160,513
Popular Inc.	41,058	1,712,529
Porter Bancorp Inc.[a]	457	4,693

Security	Shares	Value
Preferred Bank/Los Angeles CA	4,156	$222,221
Premier Financial Bancorp. Inc.	2,991	61,645
Prosperity Bancshares Inc.	28,179	1,810,219
QCR Holdings Inc.	4,064	192,634
Regions Financial Corp.	474,574	6,947,763
Renasant Corp.	14,091	616,340
Republic Bancorp. Inc./KY Class A	3,388	120,952
Republic First Bancorp. Inc.[a,b]	13,128	121,434
Royal Bancshares of Pennsylvania Inc.[a]	7,716	32,639
S&T Bancorp. Inc.	13,734	492,501
Salisbury Bancorp. Inc.	207	8,580
Sandy Spring Bancorp. Inc.	9,649	392,328
SB Financial Group Inc.	865	14,696
Seacoast Banking Corp. of Florida[a,b]	9,798	236,132
Select Bancorp. Inc.[a]	3,380	41,304
ServisFirst Bancshares Inc.	16,318	601,971
Shore Bancshares Inc.	4,302	70,768
Sierra Bancorp.	3,712	91,130
Signature Bank/New York NYa	20,506	2,943,226
Simmons First National Corp. Class A	10,655	563,649
SmartFinancial Inc.[a]	2,921	69,753
Sound Financial Bancorp. Inc.	260	7,917
South State Corp.	9,778	837,975
Southern First Bancshares Inc.[a]	2,733	101,258
Southern National Bancorp. of Virginia Inc.	6,507	114,523
Southside Bancshares Inc.	9,998	349,330
Southwest Bancorp. Inc.	7,206	184,113
Southwest Georgia Financial Corp.	281	5,550
State Bank Financial Corp.	13,687	371,191
Sterling Bancorp./DE	61,875	1,438,594
Stewardship Financial Corp.[b]	2,783	26,438
Stock Yards Bancorp. Inc.	7,377	286,965
Stonegate Bank	3,741	172,759
Summit Financial Group Inc.	3,455	76,010
Summit State Bank	868	11,284
Sun Bancorp. Inc./NJb	3,540	87,261
Sunshine Bancorp. Inc.[a,b]	2,589	55,172

38

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
SunTrust Banks Inc.	187,979	$10,662,169
Sussex Bancorp.[b]	754	18,662
SVB Financial Group[a]	20,086	3,530,918
Synovus Financial Corp.	48,001	2,123,564
TCF Financial Corp.	63,532	1,012,700
Texas Capital Bancshares Inc.[a]	21,966	1,700,168
Tompkins Financial Corp.	4,146	326,373
TowneBank/Portsmouth VA	23,856	734,765
TriCo Bancshares	7,123	250,373
Tristate Capital Holdings Inc.[a,b]	7,603	191,596
Triumph Bancorp. Inc.[a,b]	6,239	153,167
Trustmark Corp.	22,630	727,781
Two River Bancorp.	3,285	61,068
U.S. Bancorp.	605,053	31,414,352
UMB Financial Corp.	16,637	1,245,446
Umpqua Holdings Corp.	83,255	1,528,562
Union Bankshares Corp.	17,117	580,266
Union Bankshares Inc./Morrisville VTb	808	38,380
United Bancorp. Inc./OH	2,640	32,340
United Bancshares Inc./OHb	679	15,787
United Bankshares Inc./WV	44,167	1,731,346
United Community Banks Inc./GA	27,239	757,244
United Security Bancshares/Fresno CAb	4,306	39,830
Unity Bancorp. Inc.	2,795	48,074
Univest Corp. of Pennsylvania	7,015	210,099
Valley National Bancorp.	100,461	1,186,444
Veritex Holdings Inc.[a]	3,196	84,151
Village Bank and Trust Financial Corp.[a]	113	3,576
Washington Trust Bancorp. Inc.	6,101	314,507
WashingtonFirst Bankshares Inc.	3,458	119,405
Webster Financial Corp.	34,558	1,804,619
Wellesley Bank	267	7,356
Wells Fargo & Co.	1,716,824	95,129,218
WesBanco Inc.	14,640	578,866
West Bancorp. Inc.	6,328	149,657
Westamerica Bancorp.	10,058	563,650
Western Alliance Bancorp.[a]	34,588	1,701,730
Wintrust Financial Corp.	20,079	1,534,839

Security	Shares	Value
Xenith Bankshares Inc.[a,b]	3,098	$96,224
Zions BanCorp.	76,519	3,359,949

		637,937,975
BEVERAGES — 1.73%
Boston Beer Co. Inc. (The) Class Aa,b	3,502	462,789
Brown-Forman Corp. Class A	16,986	837,410
Brown-Forman Corp. Class B	72,062	3,502,213
Castle Brands Inc.[a,b]	31,222	53,702
Coca-Cola Bottling Co. Consolidated	903	206,670
Coca-Cola Co. (The)	1,466,575	65,775,889
Constellation Brands Inc. Class A	65,210	12,633,133
Craft Brew Alliance Inc.[a,b]	3,531	59,497
Crystal Rock Holdings Inc.[a]	3,612	2,962
Dr Pepper Snapple Group Inc.	70,130	6,389,544
MGP Ingredients Inc.[b]	7,249	370,931
Molson Coors Brewing Co. Class B	68,677	5,929,572
Monster Beverage Corp.[a]	153,604	7,631,047
National Beverage Corp.[b]	3,209	300,234
PepsiCo Inc.	544,231	62,853,238
Primo Water Corp.[a,b]	7,715	97,981
Reed’s Inc.[a,b]	3,650	8,943
Truett-Hurst Inc.[a]	708	1,473
Willamette Valley Vineyards Inc.[a]	794	6,423

		167,123,651
BIOTECHNOLOGY — 3.15%
AbbVie Inc.	609,265	44,177,805
Abeona Therapeutics Inc.[a,b]	9,840	62,976
ACADIA Pharmaceuticals Inc.[a,b]	34,983	975,676
Acceleron Pharma Inc.[a,b]	13,212	401,513
Achaogen Inc.[a,b]	12,828	278,752
Achillion Pharmaceuticals Inc.[a,b]	44,595	204,691
Acorda Therapeutics Inc.[a,b]	17,524	345,223
Actinium Pharmaceuticals Inc.[a,b]	13,878	16,931
Adamas Pharmaceuticals Inc.[a,b]	13,476	235,695
ADMA Biologics Inc.[a,b]	684	2,627
Aduro Biotech Inc.[a]	9,534	108,688
Advaxis Inc.[a,b]	10,495	68,113
Adverum Biotechnologies Inc.[a]	6,811	17,027

39

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Aeglea BioTherapeutics Inc.[a]	3,807	$14,619
Aevi Genomic Medicine Inc.[a]	9,856	13,108
Agenus Inc.[a,b]	27,113	106,012
Agios Pharmaceuticals Inc.[a,b]	17,021	875,730
Aimmune Therapeutics Inc.[a,b]	3,662	75,291
Akebia Therapeutics Inc.[a]	11,211	161,102
Albireo Pharma Inc.[a]	17	350
Alder Biopharmaceuticals Inc.[a,b]	16,808	192,452
Aldeyra Therapeutics Inc.[a,b]	2,789	13,108
Alexion Pharmaceuticals Inc.[a]	86,229	10,491,482
Alkermes PLC[a]	61,813	3,583,300
Alnylam Pharmaceuticals Inc.[a,b]	33,683	2,686,556
Altimmune Inc.	2,265	7,248
AMAG Pharmaceuticals Inc.[a,b]	14,512	267,021
Amgen Inc.	282,446	48,645,675
Amicus Therapeutics Inc.[a,b]	52,259	526,248
AmpliPhi Biosciences Corp.[a]	77	60
Anavex Life Sciences Corp.[a,b]	11,247	59,834
Anthera Pharmaceuticals Inc.[a,b]	1,517	2,458
Applied Genetic Technologies Corp./DEa	3,748	19,115
Aptevo Therapeutics Inc.[a]	6,431	13,312
AquaBounty Technologies Inc.[a]	234	1,874
Aquinox Pharmaceuticals Inc.[a]	3,534	49,723
ARCA biopharma Inc.[a,b]	865	2,119
Ardelyx Inc.[a,b]	6,818	34,772
Arena Pharmaceuticals Inc.[a]	9,146	154,293
Argos Therapeutics Inc.[a,b]	6,256	2,272
ArQule Inc.[a]	21,734	26,950
Array BioPharma Inc.[a,b]	69,800	584,226
Arrowhead Pharmaceuticals Inc.[a,b]	21,695	35,146
Asterias Biotherapeutics Inc.[a]	4,071	14,452
Atara Biotherapeutics Inc.[a,b]	6,711	93,954
Athersys Inc.[a,b]	31,525	47,603
aTyr Pharma Inc.[a]	2,774	9,570
AVEO Pharmaceuticals Inc.[a]	23,496	52,161
Avexis Inc.[a,b]	7,224	593,524
Aviragen Therapeutics Inc.[a]	16,621	11,128
Bellicum Pharmaceuticals Inc.[a]	3,275	38,252
Biocept Inc.[a,b]	42,820	58,663
BioCryst Pharmaceuticals Inc.[a]	30,819	171,354
Biogen Inc.[a]	82,612	22,417,592

Security	Shares	Value
BioMarin Pharmaceutical Inc.[a]	66,053	$5,998,933
Bioptix Inc.[a]	3,157	12,912
BioSpecifics Technologies Corp.[a]	2,621	129,766
Biostage Inc.[a]	6,294	2,593
BioTime Inc.[a,b]	23,553	74,192
Bioverativ Inc.[a]	41,029	2,468,715
Bluebird Bio Inc.[a,b]	14,680	1,542,134
Blueprint Medicines Corp.[a]	10,592	536,697
Brainstorm Cell Therapeutics Inc.[a,b]	7,051	29,332
Caladrius Biosciences Inc.[a]	2,558	11,895
Calithera Biosciences Inc.[a]	4,084	60,647
Cancer Genetics Inc.[a,b]	4,274	16,882
Capricor Therapeutics Inc.[a,b]	3,316	2,752
Cara Therapeutics Inc.[a,b]	6,732	103,605
CareDx Inc.[a]	3,187	3,538
Cascadian Therapeutics Inc.[a]	6,112	22,706
CASI Pharmaceuticals Inc.[a]	10,312	10,828
Catabasis Pharmaceuticals Inc.[a,b]	2,716	3,857
Catalyst Biosciences Inc.[a]	45	209
Catalyst Pharmaceuticals Inc.[a]	83,113	229,392
CEL-SCI Corp.[a]	1,928	4,299
Celgene Corp.[a]	296,508	38,507,494
Celldex Therapeutics Inc.[a,b]	38,289	94,574
Cellectar Biosciences Inc.[a,b]	597	973
Cellular Biomedicine Group Inc.[a]	3,317	29,024
Celsion Corp.[a,b]	461	945
Cerulean Pharma Inc.[a,b]	6,342	2,800
ChemoCentryx Inc.[a,b]	7,645	71,557
Chiasma Inc.[a,b]	2,871	4,163
Chimerix Inc.[a,b]	28,807	156,998
Cidara Therapeutics Inc.[a]	2,636	19,770
Cleveland BioLabs Inc.[a]	741	2,186
Clovis Oncology Inc.[a]	17,284	1,618,301
Coherus Biosciences Inc.[a,b]	10,762	154,435
Conatus Pharmaceuticals Inc.[a,b]	6,120	35,251
Concert Pharmaceuticals Inc.[a]	6,163	85,974
Corbus Pharmaceuticals Holdings Inc.[a,b]	13,022	82,039
Corvus Pharmaceuticals Inc.[a,b]	901	10,902

40

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
CTI BioPharma Corp.[a]	7,136	$23,620
Curis Inc.[a,b]	41,591	78,607
Cyclacel Pharmaceuticals Inc.[a,b]	796	3,017
Cytokinetics Inc.[a]	17,495	211,689
CytomX Therapeutics Inc.[a]	2,885	44,717
Cytori Therapeutics Inc.[a,b]	4,141	4,555
CytRx Corp.[a,b]	21,119	13,242
Dicerna Pharmaceuticals Inc.[a]	4,315	13,679
Dimension Therapeutics Inc.[a]	2,763	4,006
Dyax Corp.[a,d]	19,917	45,610
Dynavax Technologies Corp.[a]	14,048	135,563
Eagle Pharmaceuticals Inc./DEa	2,797	220,655
Edge Therapeutics Inc.[a,b]	3,261	33,458
Editas Medicine Inc.[a,b]	2,674	44,870
Eiger Biopharmaceuticals Inc.[a,b]	248	1,959
Eleven Biotherapeutics Inc.[a,b]	3,397	5,333
Emergent BioSolutions Inc.[a]	11,219	380,436
Enanta Pharmaceuticals Inc.[a]	4,262	153,347
Epizyme Inc.[a,b]	14,832	223,963
Esperion Therapeutics Inc.[a,b]	7,439	344,277
Exact Sciences Corp.[a,b]	38,831	1,373,452
Exelixis Inc.[a]	79,988	1,970,104
Fate Therapeutics Inc.[a,b]	7,591	24,595
Fibrocell Science Inc.[a]	2,773	11,120
FibroGen Inc.[a]	20,382	658,339
Five Prime Therapeutics Inc.[a,b]	10,149	305,586
Flexion Therapeutics Inc.[a,b]	7,445	150,538
Fortress Biotech Inc.[a,b]	38,459	182,680
Foundation Medicine Inc.[a,b]	7,472	297,012
Galectin Therapeutics Inc.[a,b]	11,197	27,545
Galena Biopharma Inc.[a]	3,369	1,957
Genocea Biosciences Inc.[a,b]	7,170	37,427
Genomic Health Inc.[a,b]	6,811	221,698
GenVec Inc.[a,d]	437	—
Geron Corp.[a,b]	58,969	163,344
Gilead Sciences Inc.	504,347	35,697,681
Global Blood Therapeutics Inc.[a]	10,633	290,813
GlycoMimetics Inc.[a,b]	6,700	74,772
GTx Inc.[a]	2,312	12,230
Halozyme Therapeutics Inc.[a]	42,557	545,581
Heat Biologics Inc.[a,b]	3,404	2,073
Hemispherx Biopharma Inc.[a]	10,000	5,000
Heron Therapeutics Inc.[a,b]	11,069	153,306

Security	Shares	Value
Histogenics Corp.[a,b]	3,521	$6,338
iBio Inc.[a]	31,270	12,070
Idera Pharmaceuticals Inc.[a,b]	37,600	64,672
Ignyta Inc.[a]	13,146	136,061
Immucell Corp.[a]	736	5,380
Immune Design Corp.[a]	3,271	31,892
Immune Pharmaceuticals Inc.[a,b]	568	1,766
ImmunoCellular Therapeutics Ltd.[a,b]	672	585
ImmunoGen Inc.[a,b]	31,642	224,975
Immunomedics Inc.[a,b]	34,040	300,573
Incyte Corp.[a]	65,944	8,303,009
Infinity Pharmaceuticals Inc.[a,b]	16,742	26,285
Inotek Pharmaceuticals Corp.[a,b]	6,089	11,569
Inovio Pharmaceuticals Inc.[a,b]	24,685	193,530
Insmed Inc.[a]	23,541	403,964
Insys Therapeutics Inc.[a,b]	16,831	212,912
Intercept Pharmaceuticals Inc.[a]	6,755	817,828
Intrexon Corp.[a,b]	15,870	382,308
Invitae Corp.[a,b]	3,264	31,204
Ionis Pharmaceuticals Inc.[a,b]	45,553	2,317,281
Iovance Biotherapeutics Inc.[a]	17,515	128,735
Ironwood Pharmaceuticals Inc.[a,b]	60,329	1,139,012
IsoRay Inc.[a]	23,718	14,824
Juno Therapeutics Inc.[a,b]	28,520	852,463
KalVista Pharmaceuticals Inc.[a,b]	3,306	23,803
Karyopharm Therapeutics Inc.[a]	7,241	65,531
Keryx Biopharmaceuticals Inc.[a,b]	40,974	296,242
Kindred Biosciences Inc.[a,b]	6,136	52,770
Kite Pharma Inc.[a]	17,515	1,815,780
Kura Oncology Inc.[a,b]	2,870	26,691
La Jolla Pharmaceutical Co.[a,b]	4,297	127,922
Lexicon Pharmaceuticals Inc.[a,b]	17,233	283,483
Ligand Pharmaceuticals Inc.[a,b]	7,617	924,704
Loxo Oncology Inc.[a,b]	4,103	329,020
MacroGenics Inc.[a,b]	10,943	191,612
Madrigal Pharmaceuticals Inc.[a]	632	10,276
MannKind Corp.[a,b]	24,306	34,271
MediciNova Inc.[a,b]	10,259	53,962
MEI Pharma Inc.[a]	10,487	25,064
Merrimack Pharmaceuticals Inc.[b]	42,611	52,838

41

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
MiMedx Group Inc.[a]	37,491	$561,240
Minerva Neurosciences Inc.[a]	6,268	55,472
Miragen Therapeutics Inc.[a,b]	119	1,539
Mirati Therapeutics Inc.[a,b]	6,207	22,656
Mirna Therapeutics Inc.[a,b]	2,884	4,874
Momenta Pharmaceuticals Inc.[a]	23,692	400,395
Myriad Genetics Inc.[a,b]	25,160	650,134
NanoViricides Inc.[a,b]	16,627	22,446
NantKwest Inc.[a,b]	10,998	83,475
Natera Inc.[a]	3,677	39,932
Navidea Biopharmaceuticals Inc.[a,b]	52,491	26,770
Neothetics Inc.[a,b]	2,783	1,503
Neuralstem Inc.[a,b]	1,940	11,233
Neurocrine Biosciences Inc.[a,b]	34,146	1,570,716
NewLink Genetics Corp.[a,b]	9,621	70,714
Nivalis Therapeutics Inc.[a]	2,822	6,801
Novavax Inc.[a,b]	146,962	169,006
Ohr Pharmaceutical Inc.[a]	9,779	6,259
Oncocyte Corp.[a]	693	3,604
OncoGenex Pharmaceuticals Inc.[a]	167,299	60,177
OncoMed Pharmaceuticals Inc.[a,b]	4,230	14,086
Onconova Therapeutics Inc.[a,b]	460	994
Oncosec Medical Inc.[a,b]	6,868	8,173
Opexa Therapeutics Inc.[a,b]	3,518	2,287
OpGen Inc.[a,b]	640	410
Ophthotech Corp.[a,b]	10,704	27,402
OPKO Health Inc.[a,b]	143,504	944,256
Oragenics Inc.[a,b]	7,197	2,663
Organovo Holdings Inc.[a,b]	32,034	84,249
Otonomy Inc.[a]	7,613	143,505
OvaScience Inc.[a,b]	13,364	20,848
Palatin Technologies Inc.[a]	21,589	9,283
Peregrine Pharmaceuticals Inc.[a]	75,814	46,095
Pfenex Inc.[a,b]	6,338	25,415
Portola Pharmaceuticals Inc.[a]	23,683	1,330,274
Progenics Pharmaceuticals Inc.[a,b]	26,995	183,296
Proteon Therapeutics Inc.[a,b]	2,865	4,441
Proteostasis Therapeutics Inc.[a]	2,642	12,365
Prothena Corp. PLC[a,b]	13,400	725,208

Security	Shares	Value
PTC Therapeutics Inc.[a,b]	13,231	$242,524
Puma Biotechnology Inc.[a]	13,496	1,179,550
Radius Health Inc.[a,b]	13,583	614,359
Recro Pharma Inc.[a]	884	6,215
Regeneron Pharmaceuticals Inc.[a]	28,645	14,068,705
REGENXBIO Inc.[a]	7,680	151,680
Regulus Therapeutics Inc.[a,b]	10,224	10,077
Repligen Corp.[a]	13,400	555,296
Retrophin Inc.[a]	11,120	215,617
Rexahn Pharmaceuticals Inc.[a]	7,910	22,623
Rigel Pharmaceuticals Inc.[a,b]	52,003	141,968
RXi Pharmaceuticals Corp.[a,b]	3,375	1,978
Sage Therapeutics Inc.[a,b]	13,832	1,101,580
Sangamo Therapeutics Inc.[a,b]	25,245	222,156
Sarepta Therapeutics Inc.[a,b]	21,894	738,047
Savara Inc.[a,b]	874	5,139
Seattle Genetics Inc.[a]	42,305	2,188,861
Seres Therapeutics Inc.[a]	16,473	186,145
Sorrento Therapeutics Inc.[a,b]	9,682	19,364
Spark Therapeutics Inc.[a]	7,573	452,411
Spectrum Pharmaceuticals Inc.[a]	17,709	131,932
Stemline Therapeutics Inc.[a,b]	6,321	58,153
Sunesis Pharmaceuticals Inc.[a]	4,083	11,024
Syndax Pharmaceuticals Inc.[a,b]	849	11,861
Synergy Pharmaceuticals Inc.[a,b]	69,114	307,557
Synthetic Biologics Inc.[a]	28,592	16,169
T2 Biosystems Inc.[a]	6,275	20,143
Tenax Therapeutics Inc.[a,b]	10,233	7,563
TESARO Inc.[a,b]	13,502	1,888,390
TG Therapeutics Inc.[a,b]	14,100	141,705
Threshold Pharmaceuticals Inc.[a]	24,122	9,480
Tonix Pharmaceuticals Holding Corp.[a,b]	594	2,572
Tracon Pharmaceuticals Inc.[a,b]	2,820	6,768
Trevena Inc.[a,b]	11,190	25,737
TrovaGene Inc.[a,b]	10,504	13,235
Ultragenyx Pharmaceutical Inc.[a,b]	13,714	851,777
United Therapeutics Corp.[a]	16,771	2,175,702
Vanda Pharmaceuticals Inc.[a]	16,657	271,509
Veracyte Inc.[a]	6,172	51,413
Verastem Inc.[a]	11,083	24,161

42

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Vericel Corp.[a]	10,255	$33,841
Versartis Inc.[a]	7,109	124,052
Vertex Pharmaceuticals Inc.[a]	94,815	12,218,809
Vical Inc.[a]	3,677	9,965
Viking Therapeutics Inc.[a]	703	759
Vital Therapies Inc.[a]	7,824	22,690
Voyager Therapeutics Inc.[a,b]	2,645	23,699
vTv Therapeutics Inc. Class Aa	3,206	15,934
XBiotech Inc.[a,b]	840	3,948
Xencor Inc.[a]	11,341	239,408
XOMA Corp.[a,b]	2,567	17,943
Zafgen Inc.[a,b]	7,060	24,781
ZIOPHARM Oncology Inc.[a,b]	48,686	302,827

		303,863,355
BUILDING PRODUCTS — 0.48%
AAON Inc.	14,612	538,452
Advanced Drainage Systems Inc.	13,606	273,481
Allegion PLC	35,362	2,868,565
Alpha Pro Tech Ltd.[a]	6,193	18,269
American Woodmark Corp.[a]	6,099	582,759
AO Smith Corp.	55,858	3,146,481
Apogee Enterprises Inc.	10,567	600,628
Armstrong Flooring Inc.[a]	9,612	172,728
Armstrong World Industries Inc.[a,b]	17,822	819,812
Builders FirstSource Inc.[a,b]	31,691	485,506
Continental Building Products Inc.[a]	14,749	343,652
Continental Materials Corp.[a]	77	1,471
CSW Industrials Inc.[a,b]	6,166	238,316
Fortune Brands Home & Security Inc.	58,382	3,808,842
Gibraltar Industries Inc.[a,b]	11,001	392,186
Griffon Corp.	13,995	307,190
Insteel Industries Inc.	10,886	358,911
JELD-WEN Holding Inc.[a]	20,868	677,375
Jewett-Cameron Trading Co. Ltd.[a]	283	3,382
Johnson Controls International PLC	355,740	15,424,886
Lennox International Inc.	14,262	2,619,074
Masco Corp.	125,243	4,785,535

Security	Shares	Value
Masonite International Corp.[a]	10,643	$803,547
NCI Building Systems Inc.[a]	13,787	230,243
Owens Corning	42,573	2,848,985
Patrick Industries Inc.[a]	6,124	446,133
PGT Innovations Inc.[a]	17,687	226,394
Ply Gem Holdings Inc.[a]	7,637	137,084
Quanex Building Products Corp.	13,179	278,736
Simpson Manufacturing Co. Inc.	14,673	641,357
Tecogen Inc.[a,b]	3,449	11,485
Trex Co. Inc.[a]	10,784	729,645
Universal Forest Products Inc.	7,255	633,434
USG Corp.[a,b]	34,931	1,013,698

		46,468,242
CAPITAL MARKETS — 2.79%
Affiliated Managers Group Inc.	23,320	3,867,855
Ameriprise Financial Inc.	59,899	7,624,544
Artisan Partners Asset Management Inc. Class A	14,312	439,378
Ashford Inc.[a]	153	7,665
Associated Capital Group Inc.	2,615	88,910
B. Riley Financial Inc.	652	12,095
Bank of New York Mellon Corp. (The)	398,408	20,326,776
BGC Partners Inc. Class A	115,334	1,457,822
BlackRock Inc.[c]	46,139	19,489,575
CBOE Holdings Inc.	34,306	3,135,568
Charles Schwab Corp. (The)	462,260	19,858,690
CME Group Inc.	129,102	16,168,734
Cohen & Steers Inc.	11,216	454,697
Cowen Group Inc. Class Aa,b	9,829	159,721
Diamond Hill Investment Group Inc.	627	125,024
Donnelley Financial Solutions Inc.[a]	10,081	231,460
E*TRADE Financial Corp.[a]	104,597	3,977,824
Eaton Vance Corp. NVS	42,322	2,002,677
Evercore Partners Inc. Class A	14,525	1,024,012
FactSet Research Systems Inc.	14,725	2,447,000
Federated Investors Inc. Class B NVS	18,196	514,037
Fifth Street Asset Management Inc.	2,673	12,964
Financial Engines Inc.[b]	20,330	744,078

43

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Franklin Resources Inc.	132,054	$5,914,699
GAIN Capital Holdings Inc.	9,742	60,693
GAMCO Investors Inc. Class A	668	19,773
Global Brokerage Inc.[a,b]	2,636	5,272
Goldman Sachs Group Inc. (The)	139,067	30,858,967
Great Elm Capital Group Inc.[a]	5,167	17,568
Greenhill & Co. Inc.	10,615	213,361
Houlihan Lokey Inc.	3,765	131,398
Institutional Financial Markets Inc.	6,698	7,904
Interactive Brokers Group Inc. Class A	23,524	880,268
Intercontinental Exchange Inc.	228,936	15,091,461
INTL. FCStone Inc.[a]	6,248	235,924
Invesco Ltd.	156,543	5,508,748
Investment Technology Group Inc.	4,349	92,373
Janus Henderson Group PLC[a,b]	68,157	2,256,678
KCG Holdings Inc. Class Aa	18,111	361,133
Ladenburg Thalmann Financial Services Inc.[a,b]	40,937	99,886
Lazard Ltd. Class A	49,217	2,280,224
Legg Mason Inc.	37,022	1,412,760
LPL Financial Holdings Inc.	28,515	1,210,747
Manning & Napier Inc.	6,267	27,261
MarketAxess Holdings Inc.	14,426	2,901,069
Medley Management Inc.	2,863	18,610
Moelis & Co. Class A	6,887	267,560
Moody’s Corp.	63,202	7,690,419
Morgan Stanley	544,176	24,248,483
Morningstar Inc.	6,991	547,675
MSCI Inc.	34,704	3,574,165
Nasdaq Inc.	42,962	3,071,353
Northern Trust Corp.	83,271	8,094,774
Oppenheimer Holdings Inc. Class A	3,597	58,991
Piper Jaffray Companies	6,213	372,469
PJT Partners Inc. Class A	6,673	268,388
Pzena Investment Management Inc. Class A	6,210	63,094
Raymond James Financial Inc.	48,171	3,864,278
S&P Global Inc.	98,090	14,320,159

Security	Shares	Value
Safeguard Scientifics Inc.[a]	7,274	$86,561
SEI Investments Co.	51,606	2,775,371
Silvercrest Asset Management Group Inc.	2,890	38,870
State Street Corp.	135,486	12,157,159
Stifel Financial Corp.[a]	24,773	1,139,063
T Rowe Price Group Inc.	93,775	6,959,043
TD Ameritrade Holding Corp.	90,476	3,889,563
TheStreet Inc.[a]	13,957	11,584
U.S. Global Investors Inc. Class Ab	7,247	11,088
Value Line Inc.	194	3,550
Virtu Financial Inc. Class A	18,244	322,007
Virtus Investment Partners Inc.	2,813	312,102
Waddell & Reed Financial Inc. Class A	22,659	427,802
Westwood Holdings Group Inc.	3,235	183,392
WisdomTree Investments Inc.	29,860	303,676
ZAIS Group Holdings Inc.[a]	855	1,992

		268,842,514
CHEMICALS — 2.20%
A Schulman Inc.	10,606	339,392
AdvanSix Inc.[a]	11,051	345,233
AgroFresh Solutions Inc.[a,b]	9,856	70,766
Air Products & Chemicals Inc.	82,849	11,852,378
Albemarle Corp.	41,961	4,428,564
American Vanguard Corp.	9,827	169,516
Ashland Global Holdings Inc.	23,505	1,549,215
Axalta Coating Systems Ltd.[a,b]	90,812	2,909,617
Balchem Corp.	13,400	1,041,314
BioAmber Inc.[a]	6,959	17,885
Cabot Corp.	23,881	1,275,962
Calgon Carbon Corp.	18,315	276,557
Celanese Corp. Series A	53,243	5,054,890
CF Industries Holdings Inc.	89,544	2,503,650
Chase Corp.	3,176	338,879
Chemours Co. (The)	69,496	2,635,288
Codexis Inc.[a]	11,154	60,789
Core Molding Technologies Inc.[a,b]	3,181	68,741
Dow Chemical Co. (The)	425,262	26,821,274
Eastman Chemical Co.	55,730	4,680,763
Ecolab Inc.	98,563	13,084,238

44

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
EI du Pont de Nemours & Co.	330,971	$26,712,669
Ferro Corp.[a]	31,650	578,879
Flotek Industries Inc.[a,b]	20,242	180,963
FMC Corp.	49,567	3,620,869
FutureFuel Corp.	7,831	118,170
GCP Applied Technologies Inc.[a]	27,349	834,145
Hawkins Inc.	3,512	162,781
HB Fuller Co.	18,162	928,260
Huntsman Corp.	73,942	1,910,661
Ikonics Corp.[a]	237	2,121
Ingevity Corp.[a]	16,689	957,949
Innophos Holdings Inc.	7,022	307,845
Innospec Inc.	9,614	630,198
International Flavors & Fragrances Inc.	30,562	4,125,870
Intrepid Potash Inc.[a,b]	41,337	93,422
KMG Chemicals Inc.	3,222	156,815
Koppers Holdings Inc.[a]	7,199	260,244
Kraton Corp.[a]	11,160	384,350
Kronos Worldwide Inc.	7,589	138,272
LSB Industries Inc.[a,b]	7,076	73,095
LyondellBasell Industries NV Class A	125,266	10,571,198
MagneGas Corp.[a,b]	1,033	1,271
Marrone Bio Innovations Inc.[a,b]	7,627	9,839
Minerals Technologies Inc.	13,526	990,103
Monsanto Co.	167,233	19,793,698
Mosaic Co. (The)	138,662	3,165,653
NewMarket Corp.	3,602	1,658,649
Northern Technologies International Corp.[a]	791	12,616
Olin Corp.	62,540	1,893,711
OMNOVA Solutions Inc.[a]	17,312	168,792
Platform Specialty Products Corp.[a,b]	76,254	966,901
PolyOne Corp.	31,565	1,222,828
PPG Industries Inc.	98,636	10,846,015
Praxair Inc.	108,944	14,440,527
Quaker Chemical Corp.	4,289	622,891
Rayonier Advanced Materials Inc.	16,578	260,606
RPM International Inc.	49,403	2,694,934
Scotts Miracle-Gro Co. (The) Class A	17,209	1,539,517

Security	Shares	Value
Senomyx Inc.[a,b]	17,162	$14,244
Sensient Technologies Corp.	17,168	1,382,539
Sherwin-Williams Co. (The)	30,908	10,847,472
Stepan Co.	6,892	600,569
TerraVia Holdings Inc.[a,b]	66,030	15,418
TOR Minerals International Inc.[a]	263	2,117
Trecora Resources[a,b]	7,066	79,493
Tredegar Corp.	9,761	148,855
Trinseo SA	17,056	1,171,747
Tronox Ltd. Class A	28,210	426,535
Valvoline Inc.	73,971	1,754,592
Westlake Chemical Corp.	14,478	958,588
WR Grace & Co.	27,091	1,950,823
Yield10 Bioscience Inc.[a]	315	1,635

		211,916,865
COMMERCIAL SERVICES & SUPPLIES — 0.51%
ABM Industries Inc.	20,858	866,024
ACCO Brands Corp.[a]	39,049	454,921
Acme United Corp.	740	21,164
Advanced Disposal Services Inc.[a]	14,603	331,926
AMREP Corp.[a]	692	4,692
Aqua Metals Inc.[a,b]	3,380	42,419
ARC Document Solutions Inc.[a]	14,220	59,155
Brady Corp. Class A	17,426	590,741
Brink’s Co. (The)	18,059	1,209,953
Casella Waste Systems Inc. Class Aa	13,929	228,575
CECO Environmental Corp.	10,232	93,930
Cemtrex Inc.[b]	3,524	12,686
Cenveo Inc.[a]	3,265	19,884
Cintas Corp.	31,998	4,033,028
Clean Harbors Inc.[a]	20,282	1,132,344
Command Security Corp.[a,b]	3,204	10,093
CompX International Inc.	257	3,919
Copart Inc.[a,b]	75,802	2,409,746
Covanta Holding Corp.	48,957	646,232
Deluxe Corp.	17,932	1,241,253
Ecology and Environment Inc. Class A	220	2,783
Ennis Inc.	9,850	188,135
Essendant Inc.	31,243	463,334
Fuel Tech Inc.[a]	6,894	5,791

45

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Healthcare Services Group Inc.	27,454	$1,285,671
Heritage-Crystal Clean Inc.[a]	6,299	100,154
Herman Miller Inc.	21,632	657,613
HNI Corp.	17,024	678,747
Hudson Technologies Inc.[a,b]	10,583	89,426
Industrial Services of America Inc.[a,b]	3,579	5,333
InnerWorkings Inc.[a]	14,129	163,896
Interface Inc.	24,385	479,165
Intersections Inc.[a]	4,331	20,356
KAR Auction Services Inc.	51,732	2,171,192
Kimball International Inc. Class B	44	734
Knoll Inc.	14,588	292,489
LSC Communications Inc.	10,081	215,733
Matthews International Corp. Class A	11,350	695,188
McGrath RentCorp	7,592	262,911
Mobile Mini Inc.	17,166	512,405
MSA Safety Inc.	11,209	909,835
Multi-Color Corp.	4,269	348,350
NL Industries Inc.[a]	3,558	25,084
Odyssey Marine Exploration Inc.[a,b]	2,842	10,260
Performant Financial Corp.[a]	14,081	29,429
Perma-Fix Environmental Services[a]	4,209	15,573
Pitney Bowes Inc.	70,463	1,063,991
Quad/Graphics Inc.	9,620	220,490
Quest Resource Holding Corp.[a,b]	3,684	9,063
Republic Services Inc.	86,607	5,519,464
Rollins Inc.	35,160	1,431,364
RR Donnelley & Sons Co.	34,346	430,699
SP Plus Corp.[a]	6,867	209,787
Steelcase Inc. Class A	34,015	476,210
Stericycle Inc.[a]	31,592	2,411,101
Team Inc.[a]	10,697	250,845
Tetra Tech Inc.	21,523	984,677
U.S. Ecology Inc.	7,653	386,477
UniFirst Corp./MA	6,299	886,269
Versar Inc.[a,b]	3,336	4,871
Viad Corp.	7,142	337,460

Security	Shares	Value
Virco Manufacturing Corp.[a]	3,244	$17,355
VSE Corp.	3,265	146,860
Waste Management Inc.	153,003	11,222,770
West Corp.	18,101	422,115
Wilhelmina International Inc.[a]	303	2,212

		49,476,352
COMMUNICATIONS EQUIPMENT — 1.10%
Acacia Communications Inc.[a,b]	5,904	244,839
ADTRAN Inc.	18,044	372,609
Aerohive Networks Inc.[a,b]	9,808	49,040
Applied Optoelectronics Inc.[a,b]	6,237	385,384
Arista Networks Inc.[a,b]	16,280	2,438,581
ARRIS International PLC[a]	72,224	2,023,716
Aviat Networks Inc.[a]	2,838	49,381
Black Box Corp.	6,311	53,959
Brocade Communications Systems Inc.	153,029	1,929,696
CalAmp Corp.[a]	13,825	281,062
Calix Inc.[a]	17,163	117,567
Ciena Corp.[a]	48,881	1,223,003
Cisco Systems Inc.	1,905,611	59,645,624
Clearfield Inc.[a,b]	4,095	54,054
ClearOne Inc.[b]	2,738	25,874
CommScope Holding Co. Inc.[a]	70,538	2,682,560
Communications Systems Inc.	2,859	12,379
Comtech Telecommunications Corp.	25,015	474,535
DASAN Zhone Solutions Inc.[a]	2,327	13,962
Digi International Inc.[a]	9,836	99,835
EchoStar Corp. Class Aa	17,379	1,054,905
EMCORE Corp.	3,663	39,011
Extreme Networks Inc.[a]	38,233	352,508
F5 Networks Inc.[a]	24,765	3,146,641
Finisar Corp.[a]	41,234	1,071,259
Harmonic Inc.[a,b]	32,132	168,693
Harris Corp.	46,131	5,031,969
Infinera Corp.[a,b]	52,996	565,467
InfoSonics Corp.[a]	6,738	3,167
Inseego Corp.[a]	11,351	14,189
InterDigital Inc./PA	13,399	1,035,743
Juniper Networks Inc.	146,122	4,073,881
KVH Industries Inc.[a]	6,196	58,862
Lantronix Inc.[a]	3,370	8,223

46

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Lumentum Holdings Inc.[a,b]	21,691	$1,237,472
Motorola Solutions Inc.	62,765	5,444,236
MRV Communications Inc.[a]	2,814	27,718
NETGEAR Inc.[a]	13,044	562,196
NetScout Systems Inc.[a]	35,168	1,209,779
Network-1 Technologies Inc.	4,329	18,398
Oclaro Inc.[a,b]	35,682	333,270
Optical Cable Corp.[a]	3,335	8,171
Palo Alto Networks Inc.[a,b]	34,782	4,654,179
ParkerVision Inc.[a,b]	4,068	7,282
PC-Tel Inc.	6,872	48,654
Plantronics Inc.	13,118	686,203
RELM Wireless Corp.	6,057	23,017
Resonant Inc.[a,b]	2,834	12,555
ShoreTel Inc.[a]	24,414	141,601
Sonus Networks Inc.[a]	18,183	135,282
TESSCO Technologies Inc.	2,770	36,841
Ubiquiti Networks Inc.[a,b]	9,798	509,202
ViaSat Inc.[a,b]	20,419	1,351,738
Viavi Solutions Inc.[a]	87,986	926,493
Westell Technologies Inc. Class Aa	4,271	13,368
xG Technology Inc.[a,b]	195	318

		106,190,151
CONSTRUCTION & ENGINEERING — 0.20%
AECOM[a]	58,303	1,884,936
Aegion Corp.[a]	13,754	300,938
Ameresco Inc. Class Aa	7,106	54,716
Argan Inc.	4,181	250,860
Chicago Bridge & Iron Co. NVb	41,109	811,081
Comfort Systems USA Inc.	13,891	515,356
Dycom Industries Inc.[a,b]	13,069	1,169,937
EMCOR Group Inc.	23,683	1,548,395
Fluor Corp.	52,326	2,395,484
Goldfield Corp. (The)[a]	10,567	58,119
Granite Construction Inc.	14,455	697,309
Great Lakes Dredge & Dock Corp.[a,b]	21,196	91,143
HC2 Holdings Inc.[a]	10,297	60,546
IES Holdings Inc.[a,b]	3,382	61,383
Jacobs Engineering Group Inc.	45,486	2,473,984
KBR Inc.	52,943	805,792
Layne Christensen Co.[a,b]	7,660	67,331

Security	Shares	Value
MasTec Inc.[a,b]	24,677	$1,114,167
MYR Group Inc.[a]	7,241	224,616
Northwest Pipe Co.[a,b]	3,554	57,788
NV5 Global Inc.[a,b]	3,084	131,070
Orion Group Holdings Inc.[a]	10,458	78,121
Primoris Services Corp.	14,103	351,729
Quanta Services Inc.[a]	56,400	1,856,688
Sterling Construction Co. Inc.[a,b]	6,820	89,137
Tutor Perini Corp.[a,b]	14,619	420,296
Valmont Industries Inc.	10,157	1,519,487

		19,090,409
CONSTRUCTION MATERIALS — 0.15%
Eagle Materials Inc.	17,804	1,645,446
Martin Marietta Materials Inc.	24,115	5,367,517
Summit Materials Inc. Class Aa,b	35,533	1,025,838
Tecnoglass Inc.	605	5,638
U.S. Concrete Inc.[a]	6,116	480,412
U.S. Lime & Minerals Inc.	502	39,392
Vulcan Materials Co.	49,548	6,276,740

		14,840,983
CONSUMER FINANCE — 0.74%
Ally Financial Inc.	170,090	3,554,881
American Express Co.	284,485	23,965,016
Asta Funding Inc.[a]	3,406	27,929
Atlanticus Holdings Corp.[a]	2,642	7,028
Capital One Financial Corp.	184,354	15,231,327
Consumer Portfolio Services Inc.[a]	7,163	32,592
Credit Acceptance Corp.[a,b]	4,411	1,134,245
Discover Financial Services	143,846	8,945,783
Encore Capital Group Inc.[a]	4,606	184,931
Enova International Inc.[a]	10,616	157,648
Ezcorp Inc. Class Aa	20,362	156,787
FirstCash Inc.	16,501	962,008
Green Dot Corp. Class Aa	16,989	654,586
LendingClub Corp.[a]	159,594	879,363
Navient Corp.	104,362	1,737,627
Nelnet Inc. Class A	9,054	425,629
Nicholas Financial Inc.[a]	4,085	37,705
OneMain Holdings Inc.[a,b]	23,319	573,414
PRA Group Inc.[a,b]	17,576	666,130
Regional Management Corp.[a]	3,714	87,762

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Santander Consumer USA Holdings Inc.[a]	35,219	$449,394
SLM Corp.[a]	166,013	1,909,150
Synchrony Financial	298,964	8,915,106
World Acceptance Corp.[a,b]	3,360	251,698

		70,947,739
CONTAINERS & PACKAGING — 0.49%
AptarGroup Inc.	24,004	2,084,987
Avery Dennison Corp.	34,171	3,019,691
Ball Corp.	132,292	5,584,045
Bemis Co. Inc.	35,101	1,623,421
Berry Global Group Inc.[a]	51,166	2,916,974
Crown Holdings Inc.[a]	52,007	3,102,738
Graphic Packaging Holding Co.	121,507	1,674,366
Greif Inc. Class A NVS	10,158	566,613
Greif Inc. Class B	3,397	205,179
International Paper Co.	157,187	8,898,356
Myers Industries Inc.	7,770	139,472
Owens-Illinois Inc.[a,b]	62,743	1,500,813
Packaging Corp. of America	35,146	3,914,913
Sealed Air Corp.	73,505	3,290,084
Silgan Holdings Inc.	29,170	927,023
Sonoco Products Co.	37,987	1,953,292
UFP Technologies Inc.[a]	2,818	79,749
WestRock Co.	97,143	5,504,122

		46,985,838
DISTRIBUTORS — 0.12%
AMCON Distributing Co.	53	5,591
Core-Mark Holding Co. Inc.	17,293	571,707
Educational Development Corp.[b]	695	7,367
Genuine Parts Co.	55,372	5,136,307
LKQ Corp.[a]	115,875	3,818,081
Pool Corp.	14,547	1,710,291
Weyco Group Inc.	2,792	77,841

		11,327,185
DIVERSIFIED CONSUMER SERVICES — 0.17%
Adtalem Global Education Inc.	20,992	796,646
American Public Education Inc.[a]	6,661	157,533
Ascent Capital Group Inc. Class Aa	4,107	63,084
Bridgepoint Education Inc.[a]	6,859	101,239

Security	Shares	Value
Bright Horizons Family Solutions Inc.[a]	16,775	$1,295,198
Cambium Learning Group Inc.[a]	4,207	21,329
Capella Education Co.	3,690	315,864
Career Education Corp.[a]	24,659	236,726
Carriage Services Inc.	6,702	180,686
Chegg Inc.[a]	18,115	222,633
Collectors Universe Inc.	3,237	80,439
Graham Holdings Co. Class B	2,341	1,403,781
Grand Canyon Education Inc.[a]	17,432	1,366,843
H&R Block Inc.	80,532	2,489,244
Houghton Mifflin Harcourt Co.[a]	38,881	478,236
K12 Inc.[a]	11,267	201,905
Laureate Education Inc. Class Aa	23,266	407,853
Liberty Tax Inc.	2,847	36,869
Lincoln Educational Services Corp.[a]	10,179	31,555
National American University Holdings Inc.	3,397	8,594
Regis Corp.[a]	14,026	144,047
Service Corp. International/U.S.	73,002	2,441,917
ServiceMaster Global Holdings Inc.[a]	51,461	2,016,757
Sotheby’sa	20,332	1,091,218
Strayer Education Inc.	3,912	364,677
Universal Technical Institute Inc.[a]	7,259	25,915
Weight Watchers International Inc.[a,b]	10,364	346,365

		16,327,153
DIVERSIFIED FINANCIAL SERVICES — 1.34%
A-Mark Precious Metals Inc.	684	11,245
Berkshire Hathaway Inc. Class Ba	724,394	122,690,612
GWG Holdings Inc.[a]	186	1,968
Leucadia National Corp.	128,116	3,351,515
LM Funding America Inc.[a,b]	2,928	12,268
Marlin Business Services Corp.	3,501	88,050
NewStar Financial Inc.	7,621	80,020
On Deck Capital Inc.[a,b]	13,908	64,811
Tiptree Inc.	13,087	92,263
Voya Financial Inc.	74,321	2,741,702

		129,134,454

48

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.82%
Alaska Communications Systems Group Inc.[a]	20,726	$45,597
AT&T Inc.	2,340,086	88,291,445
ATN International Inc.	6,484	443,765
CenturyLink Inc.	204,316	4,879,066
Cincinnati Bell Inc.[a]	14,862	290,552
Cogent Communications Holdings Inc.	19,870	796,787
Consolidated Communications Holdings Inc.	18,169	390,089
Fairpoint Communications Inc.[a]	14,060	220,039
Frontier Communications Corp.[b]	367,087	425,821
Fusion Telecommunications International Inc.[a,b]	3,218	4,666
General Communication Inc. Class Aa	10,652	390,289
Globalstar Inc.[a,b]	101,285	215,737
Hawaiian Telcom Holdco Inc.[a]	3,769	94,187
IDT Corp. Class B	30	431
Iridium Communications Inc.[a,b]	30,608	338,219
Level 3 Communications Inc.[a]	111,990	6,641,007
Lumos Networks Corp.[a]	7,806	139,493
One Horizon Group Inc.[a,b]	984	787
Ooma Inc.[a,b]	2,587	20,696
ORBCOMM Inc.[a,b]	24,378	275,471
Otelco Inc.[a]	811	6,204
Pareteum Corp.[a,b]	1,563	893
pdvWireless Inc.[a,b]	3,709	86,420
Straight Path Communications Inc. Class Ba,b	3,560	639,554
Verizon Communications Inc.	1,553,655	69,386,232
Vonage Holdings Corp.[a]	69,104	451,940
Windstream Holdings Inc.	89,320	346,562
Zayo Group Holdings Inc.[a]	38,619	1,193,327

		176,015,276
ELECTRIC UTILITIES — 1.83%
ALLETE Inc.	25,404	1,820,959
Alliant Energy Corp.	84,430	3,391,553
American Electric Power Co. Inc.	186,893	12,983,457
Avangrid Inc.	19,224	848,740
Duke Energy Corp.	263,524	22,027,971

Security	Shares	Value
Edison International	123,320	$9,642,391
El Paso Electric Co.	24,017	1,241,679
Entergy Corp.	67,352	5,170,613
Eversource Energy	122,136	7,414,877
Exelon Corp.	351,099	12,664,141
FirstEnergy Corp.	175,505	5,117,726
Genie Energy Ltd. Class B	6,804	51,846
Great Plains Energy Inc.	84,851	2,484,437
Hawaiian Electric Industries Inc.	41,082	1,330,235
IDACORP Inc.	23,887	2,038,755
MGE Energy Inc.	18,136	1,167,052
NextEra Energy Inc.	177,155	24,824,730
OGE Energy Corp.	83,098	2,890,979
Otter Tail Corp.	14,235	563,706
PG&E Corp.	191,271	12,694,656
Pinnacle West Capital Corp.	41,775	3,557,559
PNM Resources Inc.	30,675	1,173,319
Portland General Electric Co.	34,075	1,556,887
PPL Corp.	261,963	10,127,490
Southern Co. (The)	374,206	17,916,983
Spark Energy Inc. Class Ab	5,918	111,258
Westar Energy Inc.	52,752	2,796,911
Xcel Energy Inc.	191,130	8,769,044

		176,379,954
ELECTRICAL EQUIPMENT — 0.59%
Acuity Brands Inc.[b]	16,891	3,433,602
Allied Motion Technologies Inc.	2,809	76,461
American Electric Technologies Inc.[a]	3,519	6,334
American Superconductor Corp.[a,b]	4,166	19,247
AMETEK Inc.	90,825	5,501,270
Atkore International Group Inc.[a]	10,966	247,283
AZZ Inc.	10,078	562,352
Babcock & Wilcox Enterprises Inc.[a]	20,268	238,352
Broadwind Energy Inc.[a]	6,822	34,383
Capstone Turbine Corp.[a,b]	6,727	4,574
Eaton Corp. PLC	171,450	13,343,954
Emerson Electric Co.	244,177	14,557,833
Encore Wire Corp.	7,528	321,446
Energous Corp.[a,b]	4,269	69,414
Energy Focus Inc.[a,b]	3,385	8,903

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
EnerSys	16,782	$1,215,856
Enphase Energy Inc.[a]	10,406	9,001
Ensync Inc.[a,b]	21,689	8,018
Espey Manufacturing & Electronics Corp.	612	13,721
FuelCell Energy Inc.[a,b]	11,060	13,714
Generac Holdings Inc.[a]	24,557	887,244
General Cable Corp.	17,709	289,542
Hubbell Inc.	20,190	2,284,902
Ideal Power Inc.[a,b]	3,181	6,680
LSI Industries Inc.	9,753	88,265
Ocean Power Technologies Inc.[a,b]	295	407
Orion Energy Systems Inc.[a]	10,686	13,678
Pioneer Power Solutions Inc.[a]	2,685	17,990
Plug Power Inc.[a,b]	66,483	135,625
Powell Industries Inc.	3,402	108,830
Preformed Line Products Co.	650	30,173
Real Goods Solar Inc. Class Aa	3	3
Regal Beloit Corp.	17,196	1,402,334
Revolution Lighting Technologies Inc.[a,b]	6,161	40,601
Rockwell Automation Inc.	48,809	7,905,106
Sensata Technologies Holding NVa,b	63,540	2,714,429
Servotronics Inc.	113	1,060
Sunrun Inc.[a,b]	61,300	436,456
Sunworks Inc.[a,b]	6,328	11,074
Thermon Group Holdings Inc.[a,b]	11,310	216,813
Ultralife Corp.[a]	3,683	26,518
Vicor Corp.[a]	6,371	114,041
Vivint Solar Inc.[a,b]	7,191	42,067

		56,459,556
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.86%
ADDvantage Technologies Group Inc.[a]	2,664	4,289
Amphenol Corp. Class A	118,148	8,721,685
Anixter International Inc.[a]	10,652	832,986
Applied DNA Sciences Inc.[a]	7,598	13,372
Arrow Electronics Inc.[a]	34,565	2,710,587
Avnet Inc.	49,173	1,911,846
AVX Corp.	17,464	285,362

Security	Shares	Value
Badger Meter Inc.	10,622	$423,287
Bel Fuse Inc. Class A	246	5,129
Bel Fuse Inc. Class B	3,462	85,511
Belden Inc.	16,613	1,253,119
Benchmark Electronics Inc.[a]	18,172	586,956
CDW Corp./DE	59,410	3,714,907
ClearSign Combustion Corp.[a]	2,687	10,211
Cognex Corp.	31,608	2,683,519
Coherent Inc.[a]	9,523	2,142,580
Control4 Corp.[a]	6,842	134,172
Corning Inc.	358,268	10,765,953
CPS Technologies Corp.[a,b]	3,262	3,882
CTS Corp.	11,323	244,577
CUI Global Inc.[a,b]	7,289	27,990
Daktronics Inc.	14,146	136,226
Data I/O Corp.[a]	3,178	25,265
Digital Ally Inc.[a]	889	2,800
Dolby Laboratories Inc. Class A	21,982	1,076,239
Dynasil Corp. of America[a,b]	6,107	7,389
Echelon Corp.[a]	759	3,970
Electro Scientific Industries Inc.[a]	10,366	85,416
Electro-Sensors Inc.[a]	222	837
eMagin Corp.[a]	7,781	19,063
ePlus Inc.[a]	4,944	366,350
Fabrinet[a,b]	11,057	471,692
FARO Technologies Inc.[a,b]	6,800	257,040
Fitbit Inc. Class Aa,b	48,181	255,841
FLIR Systems Inc.	51,947	1,800,483
Frequency Electronics Inc.[a]	3,178	30,318
Giga-Tronics Inc.[a,b]	905	715
ID Systems Inc.[a]	4,173	25,581
Identiv Inc.[a]	4,337	22,769
IEC Electronics Corp.[a]	3,685	13,266
II-VI Inc.[a]	20,116	689,979
Image Sensing Systems Inc.[a]	2,809	10,253
Insight Enterprises Inc.[a]	13,875	554,861
Intellicheck Inc.[a,b]	3,330	12,920
IntriCon Corp.[a]	2,814	22,512
IPG Photonics Corp.[a]	14,996	2,175,920
Iteris Inc.[a,b]	10,223	63,587
Itron Inc.[a]	11,301	765,643
Jabil Inc.	72,598	2,119,136
Kemet Corp.[a,b]	17,209	220,275

50

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
KEY Tronic Corp.[a]	3,619	$25,623
Keysight Technologies Inc.[a]	76,212	2,966,933
Kimball Electronics Inc.[a]	7,660	138,263
Knowles Corp.[a,b]	32,140	543,809
LGL Group Inc. (The)[a]	257	1,239
LightPath Technologies Inc. Class Aa	4,287	11,575
Littelfuse Inc.	7,714	1,272,810
LRAD Corp.	11,325	19,139
Luna Innovations Inc.[a]	13,301	20,085
Maxwell Technologies Inc.[a,b]	11,268	67,495
Mesa Laboratories Inc.	704	100,890
Methode Electronics Inc.	14,050	578,860
Microvision Inc.[a,b]	18,135	38,446
MTS Systems Corp.	6,678	345,920
NAPCO Security Technologies Inc.[a,b]	4,310	40,514
National Instruments Corp.	38,061	1,530,813
Neonode Inc.[a,b]	14,767	15,948
NetList Inc.[a,b]	16,661	16,994
Novanta Inc.[a]	11,159	401,724
OSI Systems Inc.[a,b]	6,898	518,385
PAR Technology Corp.[a]	3,753	32,013
Park Electrochemical Corp.	7,200	132,624
PC Connection Inc.	11,091	300,122
PCM Inc.[a]	3,270	61,313
Perceptron Inc.[a]	3,533	25,720
Plexus Corp.[a]	13,089	688,089
RadiSys Corp.[a,b]	13,188	49,587
Research Frontiers Inc.[a]	7,085	9,140
RF Industries Ltd.	3,185	5,892
Richardson Electronics Ltd./U.S.	4,156	24,811
RMG Networks Holding Corp.[a,b]	5,792	3,823
Rogers Corp.[a]	6,851	744,156
Sanmina Corp.[a]	24,923	949,566
ScanSource Inc.[a]	10,267	413,760
Schmitt Industries Inc.[a]	374	666
SigmaTron International Inc.[a]	2,649	17,430
Superconductor Technologies Inc.[a,b]	303	527
SYNNEX Corp.	10,648	1,277,334
Systemax Inc.	3,707	69,692
Taitron Components Inc.	800	1,304

Security	Shares	Value
TE Connectivity Ltd.	136,802	$10,763,581
Tech Data Corp.[a]	13,840	1,397,840
Trimble Inc.[a]	94,151	3,358,366
TTM Technologies Inc.[a,b]	37,245	646,573
Uni-Pixel Inc.[a,b]	10,721	4,095
Universal Display Corp.[b]	16,671	1,821,307
Universal Security Instruments Inc.[a]	622	1,742
VeriFone Systems Inc.[a,b]	38,057	688,832
Vicon Industries Inc.[a]	2,760	1,615
Vishay Intertechnology Inc.	49,537	822,314
Vishay Precision Group Inc.[a]	4,227	73,127
Wayside Technology Group Inc.	830	16,061
Wireless Telecom Group Inc.[a,b]	6,747	10,795
Zebra Technologies Corp. Class Aa	20,182	2,028,695

		82,896,243
ENERGY EQUIPMENT & SERVICES — 0.92%
Archrock Inc.	27,574	314,344
Aspen Aerogels Inc.[a]	6,694	29,788
Atwood Oceanics Inc.[a,b]	25,200	205,380
Baker Hughes Inc.	159,461	8,692,219
Bristow Group Inc.	10,033	76,752
C&J Energy Services Inc.[a]	24,369	835,126
CARBO Ceramics Inc.[a,b]	7,582	51,937
Core Laboratories NV	17,617	1,784,074
Dawson Geophysical Co.[a]	17,686	69,329
Diamond Offshore Drilling Inc.[a,b]	18,284	198,016
Dril-Quip Inc.[a]	16,899	824,671
Eco Stim Energy Solutions Inc[a,b]	4,359	5,449
ENGlobal Corp.[a]	6,290	8,177
Ensco PLC Class A	129,756	669,541
Enservco Corp.[a,b]	9,833	3,079
Era Group Inc.[a]	7,028	66,485
Exterran Corp.[a]	13,618	363,601
Fairmount Santrol Holdings Inc.[a,b]	56,409	219,995
Forum Energy Technologies Inc.[a,b]	24,765	386,334
Frank’s International NVb	24,098	199,772
Geospace Technologies Corp.[a,b]	6,121	84,653
Gulf Island Fabrication Inc.	4,371	50,704

51

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Halliburton Co.	337,764	$14,425,900
Helix Energy Solutions Group Inc.[a]	49,467	278,994
Helmerich & Payne Inc.	40,978	2,226,744
Hornbeck Offshore Services Inc.[a,b]	9,520	26,942
Independence Contract Drilling Inc.[a]	10,047	39,083
ION Geophysical Corp.[a,b]	3,444	14,981
Matrix Service Co.[a]	10,257	95,903
McDermott International Inc.[a,b]	89,681	643,013
Mitcham Industries Inc.[a]	4,140	16,477
Nabors Industries Ltd.	118,499	964,582
National Oilwell Varco Inc.	146,120	4,813,193
Natural Gas Services Group Inc.[a]	17	422
Newpark Resources Inc.[a]	34,010	249,973
Noble Corp. PLC[b]	101,463	367,296
Oceaneering International Inc.	36,028	822,880
Oil States International Inc.[a,b]	24,731	671,447
Parker Drilling Co.[a,b]	87,115	117,605
Patterson-UTI Energy Inc.	62,384	1,259,533
PHI Inc.[a]	147	1,499
PHI Inc. NVS[a]	2,877	28,080
Pioneer Energy Services Corp.[a]	24,391	50,002
Profire Energy Inc.[a,b]	11,108	14,440
RigNet Inc.[a]	4,245	68,132
Rowan Companies PLC Class Aa	44,087	451,451
RPC Inc.[b]	21,921	443,023
SAExploration Holdings Inc.[a]	15	49
Schlumberger Ltd.	531,809	35,014,305
SEACOR Holdings Inc.[a,b]	7,301	250,424
SEACOR Marine Holdings Inc.[a,b]	7,337	149,381
Superior Drilling Products Inc.[a,b]	3,326	2,095
Superior Energy Services Inc.[a]	62,919	656,245
Synthesis Energy Systems Inc.[a,b]	27,730	18,579
TechnipFMC PLC[a]	175,382	4,770,390
Tesco Corp.[a,b]	17,433	77,577
TETRA Technologies Inc.[a]	34,427	96,051
Transocean Ltd.[a]	153,339	1,261,980

Security	Shares	Value
U.S. Silica Holdings Inc.	27,673	$982,115
Unit Corp.[a,b]	20,894	391,345
Weatherford International PLC[a,b]	413,738	1,601,166
Willbros Group Inc.[a]	16,764	41,407

		88,544,130
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.94%
Acadia Realty Trust	26,980	750,044
ACRE Realty Investors Inc.[a,b]	2,715	2,253
Agree Realty Corp.	10,283	471,681
Alexander’s Inc.[b]	1,096	461,920
Alexandria Real Estate Equities Inc.[b]	34,243	4,125,254
Altisource Residential Corp.	20,777	268,854
American Assets Trust Inc.	21,092	830,814
American Campus Communities Inc.	52,714	2,493,372
American Homes 4 Rent Class Ab	88,450	1,996,316
American Tower Corp.	162,832	21,545,930
Apartment Investment & Management Co. Class A	59,316	2,548,809
Apple Hospitality REIT Inc.	58,997	1,103,834
Armada Hoffler Properties Inc.	13,247	171,549
Ashford Hospitality Prime Inc.	8,081	83,153
Ashford Hospitality Trust Inc.[b]	30,627	186,212
AvalonBay Communities Inc.	51,751	9,944,990
Bluerock Residential Growth REIT Inc.[b]	6,945	89,521
Boston Properties Inc.	58,597	7,208,603
Brandywine Realty Trust	66,060	1,158,032
Brixmor Property Group Inc.	92,672	1,656,975
BRT Realty Trust[a,b]	3,416	26,850
Camden Property Trust	32,287	2,760,861
Care Capital Properties Inc.	28,637	764,608
CareTrust REIT Inc.	21,261	394,179
CatchMark Timber Trust Inc. Class A	14,122	160,567
CBL & Associates Properties Inc.[b]	51,795	436,632
Cedar Realty Trust Inc.	23,150	112,277
Chatham Lodging Trust	10,814	217,253

52

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Chesapeake Lodging Trust	21,618	$528,992
City Office REIT Inc.[b]	7,667	97,371
Colony NorthStar Inc. Class A	216,250	3,046,962
Colony Starwood Homes	37,105	1,273,073
Columbia Property Trust Inc.[b]	62,924	1,408,239
Community Healthcare Trust Inc.	4,108	105,124
CoreCivic Inc.	51,697	1,425,803
CorEnergy Infrastructure Trust Inc.[b]	4,095	137,551
CoreSite Realty Corp.	13,259	1,372,704
Corporate Office Properties Trust[b]	35,530	1,244,616
Cousins Properties Inc.	188,617	1,657,943
Crown Castle International Corp.	137,876	13,812,418
CubeSmart	73,760	1,773,190
CyrusOne Inc.[b]	31,475	1,754,731
DCT Industrial Trust Inc.	34,513	1,844,375
DDR Corp.	126,356	1,146,049
DiamondRock Hospitality Co.[b]	70,089	767,475
Digital Realty Trust Inc.	59,582	6,729,787
Douglas Emmett Inc.	52,671	2,012,559
Duke Realty Corp.	137,378	3,839,715
DuPont Fabros Technology Inc.[b]	28,091	1,718,046
Easterly Government Properties Inc.[b]	7,285	152,621
EastGroup Properties Inc.[b]	17,149	1,437,086
Education Realty Trust Inc.	27,541	1,067,214
Empire State Realty Trust Inc. Class Ab	45,355	942,023
EPR Properties	27,284	1,960,901
Equinix Inc.	29,243	12,549,926
Equity Commonwealth[a,b]	46,103	1,456,855
Equity Lifestyle Properties Inc.[b]	28,993	2,503,256
Equity Residential	138,373	9,109,095
Essex Property Trust Inc.[b]	24,708	6,356,627
Extra Space Storage Inc.	49,652	3,872,856
Farmland Partners Inc.	6,709	59,978
Federal Realty Investment Trust	28,510	3,603,379
FelCor Lodging Trust Inc.	48,837	352,115
First Industrial Realty Trust Inc.	44,372	1,269,927

Security	Shares	Value
First Potomac Realty Trust[b]	21,136	$234,821
Forest City Realty Trust Inc. Class A	83,930	2,028,588
Four Corners Property Trust Inc.	24,590	617,455
Franklin Street Properties Corp.	35,026	388,088
Gaming and Leisure Properties Inc.	73,084	2,753,074
GEO Group Inc. (The)	51,643	1,527,084
Getty Realty Corp.	10,188	255,719
GGP Inc.[b]	219,003	5,159,711
Gladstone Commercial Corp.	7,667	167,064
Gladstone Land Corp.	3,229	37,682
Global Net Lease Inc.[b]	20,835	463,370
Global Self Storage Inc.	3,147	15,641
Government Properties Income Trust	5,487	100,467
Gramercy Property Trust	59,303	1,761,892
HCP Inc.	174,263	5,569,445
Healthcare Realty Trust Inc.	48,487	1,655,831
Healthcare Trust of America Inc. Class A	58,907	1,832,597
Hersha Hospitality Trust	16,057	297,215
Highwoods Properties Inc.	41,372	2,097,974
Hospitality Properties Trust	51,554	1,502,799
Host Hotels & Resorts Inc.	281,227	5,138,017
Hudson Pacific Properties Inc.	58,023	1,983,806
Independence Realty Trust Inc.	10,201	100,684
InfraREIT Inc.[a]	19,856	380,242
Investors Real Estate Trust	73,689	457,609
Invitation Homes Inc.[b]	29,995	648,792
Iron Mountain Inc.	98,147	3,372,331
iStar Inc.[a,b]	28,598	344,320
Jernigan Capital Inc.[b]	2,798	61,556
Kilroy Realty Corp.	35,087	2,636,788
Kimco Realty Corp.	164,785	3,023,805
Kite Realty Group Trust	23,276	440,615
Lamar Advertising Co. Class A	31,550	2,321,133
LaSalle Hotel Properties	42,323	1,261,225
Lexington Realty Trust	80,224	795,020
Liberty Property Trust	55,829	2,272,799
Life Storage Inc.	20,040	1,484,964
LTC Properties Inc.	14,400	740,016
Macerich Co. (The)	45,452	2,638,943

53

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Mack-Cali Realty Corp.	34,742	$942,898
Medical Properties Trust Inc.	164,512	2,117,269
Mid-America Apartment Communities Inc.	44,829	4,724,080
Monmouth Real Estate Investment Corp.[b]	24,875	374,369
Monogram Residential Trust Inc.[b]	63,045	612,167
National Health Investors Inc.[b]	16,667	1,320,026
National Retail Properties Inc.	60,207	2,354,094
National Storage Affiliates Trust	21,323	492,775
New Senior Investment Group Inc.[b]	29,145	292,907
NexPoint Residential Trust Inc.	7,598	189,114
NorthStar Realty Europe Corp.	23,770	301,404
Omega Healthcare Investors Inc.[b]	81,020	2,675,280
One Liberty Properties Inc.	6,085	142,572
Outfront Media Inc.	52,241	1,207,812
Paramount Group Inc.[b]	73,785	1,180,560
Park Hotels & Resorts Inc.[b]	54,138	1,459,560
Parkway Inc.	14,220	325,496
Pebblebrook Hotel Trust[b]	27,553	888,309
Pennsylvania REIT[b]	20,622	233,441
Physicians Realty Trust	61,534	1,239,295
Piedmont Office Realty Trust Inc. Class Ab	55,439	1,168,654
Potlatch Corp.	16,544	756,061
Power REIT[a]	239	1,733
Preferred Apartment Communities Inc. Class A	7,802	122,881
Prologis Inc.	203,368	11,925,500
PS Business Parks Inc.	10,133	1,341,508
Public Storage[b]	56,141	11,707,083
QTS Realty Trust Inc. Class A	16,913	885,057
Quality Care Properties Inc.[a]	34,034	623,163
RAIT Financial Trust	14,389	31,512
Ramco-Gershenson Properties Trust	25,810	332,949
Rayonier Inc.[b]	45,475	1,308,316
Realty Income Corp.[b]	105,370	5,814,317
Regency Centers Corp.	57,832	3,622,596
Retail Opportunity Investments Corp.	60,620	1,163,298

Security	Shares	Value
Retail Properties of America Inc. Class A	89,693	$1,095,152
Rexford Industrial Realty Inc.	24,419	670,057
RLJ Lodging Trust	47,933	952,429
Ryman Hospitality Properties Inc.[b]	20,366	1,303,628
Sabra Health Care REIT Inc.	24,640	593,824
Saul Centers Inc.	4,142	240,153
SBA Communications Corp.[a]	46,137	6,223,881
Select Income REIT	37,162	893,003
Senior Housing Properties Trust	74,825	1,529,423
Seritage Growth Properties Class Ab	9,488	398,022
Simon Property Group Inc.	119,434	19,319,644
SL Green Realty Corp.	37,765	3,995,537
Sotherly Hotels Inc.[b]	4,166	28,245
Spirit Realty Capital Inc.	198,134	1,468,173
STAG Industrial Inc.	35,686	984,934
STORE Capital Corp.[b]	58,445	1,312,090
Summit Hotel Properties Inc.	27,471	512,334
Sun Communities Inc.	27,091	2,375,610
Sunstone Hotel Investors Inc.	82,717	1,333,398
Tanger Factory Outlet Centers Inc.[b]	35,589	924,602
Taubman Centers Inc.	24,057	1,432,594
Terreno Realty Corp.	17,310	582,655
Tier REIT Inc.	17,461	322,679
UDR Inc.	101,051	3,937,957
UMH Properties Inc.	9,711	165,573
Uniti Group Inc.[a]	64,078	1,610,921
Universal Health Realty Income Trust	4,096	325,796
Urban Edge Properties	34,934	828,984
Urstadt Biddle Properties Inc. Class A	2,794	55,321
Ventas Inc.	136,943	9,514,800
VEREIT Inc.[b]	365,764	2,977,319
Vornado Realty Trust	65,839	6,182,282
Washington Prime Group Inc.[b]	97,360	814,903
Washington REIT	28,197	899,484
Weingarten Realty Investors	44,422	1,337,102
Welltower Inc.	139,202	10,419,270
Weyerhaeuser Co.	291,218	9,755,803

54

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Wheeler REIT[b]	736	$7,515
Whitestone REIT[b]	10,361	126,922
WP Carey Inc.	44,843	2,960,086
Xenia Hotels & Resorts Inc.	41,422	802,344

		380,023,612
FOOD & STAPLES RETAILING — 1.64%
Andersons Inc. (The)	10,165	347,135
Casey’s General Stores Inc.	14,298	1,531,459
Chefs’ Warehouse Inc. (The)[a,b]	6,995	90,935
Costco Wholesale Corp.	167,107	26,725,422
CVS Health Corp.	389,292	31,322,434
Ingles Markets Inc. Class A	4,263	141,958
Kroger Co. (The)	349,202	8,143,391
Natural Grocers by Vitamin Cottage Inc.[a,b]	20,577	170,172
Performance Food Group Co.[a]	27,398	750,705
PriceSmart Inc.	7,315	640,794
Rite Aid Corp.[a]	436,338	1,287,197
Smart & Final Stores Inc.[a,b]	10,270	93,457
SpartanNash Co.	13,949	362,116
Sprouts Farmers Market Inc.[a]	52,961	1,200,626
SUPERVALU Inc.[a]	97,795	321,745
Sysco Corp.	192,469	9,686,965
U.S. Foods Holding Corp.[a]	49,949	1,359,612
United Natural Foods Inc.[a]	18,252	669,848
Village Super Market Inc. Class A	2,889	74,883
Wal-Mart Stores Inc.	558,348	42,255,777
Walgreens Boots Alliance Inc.	326,044	25,532,506
Weis Markets Inc.	7,831	381,526
Whole Foods Market Inc.	118,595	4,994,035

		158,084,698
FOOD PRODUCTS — 1.42%
Alico Inc.	649	20,314
Amplify Snack Brands Inc.[a,b]	10,823	104,334
Arcadia Biosciences Inc.[a]	3,689	1,660
Archer-Daniels-Midland Co.	219,825	9,096,359
B&G Foods Inc.	24,409	868,960
Blue Buffalo Pet Products Inc.[a,b]	35,184	802,547
Bridgford Foods Corp.[a,b]	641	8,493
Bunge Ltd.	52,593	3,923,438
Cal-Maine Foods Inc.[a,b]	11,111	439,996
Calavo Growers Inc.	6,153	424,865

Security	Shares	Value
Campbell Soup Co.	73,267	$3,820,874
Coffee Holding Co. Inc.[a]	3,266	14,566
Conagra Brands Inc.	159,410	5,700,502
Darling Ingredients Inc.[a]	62,531	984,238
Dean Foods Co.	34,789	591,413
Farmer Bros. Co.[a,b]	13	393
Flowers Foods Inc.	69,464	1,202,422
Fresh Del Monte Produce Inc.	13,079	665,852
Freshpet Inc.[a]	6,869	114,025
General Mills Inc.	221,399	12,265,505
Hain Celestial Group Inc. (The)[a,b]	38,593	1,498,180
Hershey Co. (The)	52,478	5,634,563
Hormel Foods Corp.	101,207	3,452,171
Hostess Brands Inc.[a]	37,754	607,839
Ingredion Inc.	27,639	3,294,845
Inventure Foods Inc.[a,b]	7,218	31,110
J&J Snack Foods Corp.	6,228	822,532
JM Smucker Co. (The)	45,067	5,332,778
John B Sanfilippo & Son Inc.	3,362	212,176
Kellogg Co.	97,089	6,743,802
Kraft Heinz Co. (The)	226,619	19,407,651
Lamb Weston Holdings Inc.	55,015	2,422,861
Lancaster Colony Corp.	7,611	933,261
Landec Corp.[a,b]	10,312	153,133
Lifeway Foods Inc.[a]	2,676	24,994
Limoneira Co.	4,144	97,923
McCormick & Co. Inc./MD NVS	42,534	4,147,490
Mondelez International Inc. Class A	580,930	25,090,367
Omega Protein Corp.	7,746	138,653
Pilgrim’s Pride Corp.[a]	17,470	382,942
Pinnacle Foods Inc.	45,139	2,681,257
Post Holdings Inc.[a]	24,215	1,880,295
RiceBran Technologies[a]	3,351	3,217
Rocky Mountain Chocolate Factory Inc.	2,636	31,105
S&W Seed Co.[a,b]	4,393	18,231
Sanderson Farms Inc.	7,211	833,952
Seaboard Corp.	76	303,620
Seneca Foods Corp. Class Aa	2,769	85,977
Seneca Foods Corp. Class Ba	117	4,212
Snyder’s-Lance Inc.	30,578	1,058,610

55

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Tootsie Roll Industries Inc.[b]	7,064	$246,180
TreeHouse Foods Inc.[a,b]	21,005	1,715,898
Tyson Foods Inc. Class A	112,164	7,024,831

		137,367,412
GAS UTILITIES — 0.18%
Atmos Energy Corp.	38,314	3,178,146
Chesapeake Utilities Corp.	6,368	477,282
Delta Natural Gas Co. Inc.	3,169	96,559
Gas Natural Inc.	3,643	46,995
National Fuel Gas Co.	35,499	1,982,264
New Jersey Resources Corp.	31,773	1,261,388
Northwest Natural Gas Co.	10,341	618,909
ONE Gas Inc.	20,203	1,410,371
RGC Resources Inc.[b]	1,246	35,299
South Jersey Industries Inc.	28,747	982,285
Southwest Gas Holdings Inc.	17,595	1,285,491
Spire Inc.	17,925	1,250,269
UGI Corp.	65,382	3,165,143
WGL Holdings Inc.	18,210	1,519,260

		17,309,661
HEALTH CARE EQUIPMENT & SUPPLIES — 2.85%
Abaxis Inc.	7,594	402,634
Abbott Laboratories	664,598	32,306,109
ABIOMED Inc.[a]	16,841	2,413,315
Accuray Inc.[a,b]	30,522	144,980
Aethlon Medical Inc.[a]	2,890	6,185
Akers Biosciences Inc.[a,b]	680	884
Alere Inc.[a,b]	30,207	1,516,089
Align Technology Inc.[a]	30,626	4,597,575
Alliqua BioMedical Inc.[a,b]	9,692	3,586
Alphatec Holdings Inc.[a,b]	2,689	5,055
Amedica Corp.[a]	3,733	1,414
Analogic Corp.	4,173	303,168
AngioDynamics Inc.[a]	10,273	166,525
Anika Therapeutics Inc.[a,b]	6,141	302,997
Antares Pharma Inc.[a,b]	55,153	177,593
Apollo Endosurgery Inc.[a,b]	72	577
Atossa Genetics Inc.[a,b]	639	329
AtriCure Inc.[a]	10,308	249,969
Atrion Corp.	276	177,551
Avinger Inc.[a,b]	2,657	1,191
AxoGen Inc.[a,b]	9,634	161,370
Baxter International Inc.	184,645	11,178,408

Security	Shares	Value
Becton Dickinson and Co.	86,684	$16,912,915
Biolase Inc.[a]	17,673	17,143
BioLife Solutions Inc.[a]	3,558	8,504
Boston Scientific Corp.[a]	523,889	14,522,203
Bovie Medical Corp.[a,b]	10,264	25,352
Cantel Medical Corp.	13,676	1,065,497
Cardiovascular Systems Inc.[a]	10,729	345,796
CAS Medical Systems Inc.[a]	10,157	11,681
Cerus Corp.[a,b]	38,859	97,536
Cesca Therapeutics Inc.[a]	272	857
Chembio Diagnostics Inc.[a,b]	3,365	20,358
CHF Solutions Inc.[a,b]	190	196
Cogentix Medical Inc.[a]	10,346	18,002
ConforMIS Inc.[a]	3,529	15,139
CONMED Corp.	10,092	514,087
Cooper Companies Inc. (The)	19,763	4,731,657
Corindus Vascular Robotics Inc.[a,b]	31,596	58,769
CR Bard Inc.	27,730	8,765,730
CryoLife Inc.[a]	9,783	195,171
Cryoport Inc.[a]	2,880	14,170
Cutera Inc.[a]	4,387	113,623
CytoSorbents Corp.[a,b]	6,744	28,999
Danaher Corp.	233,378	19,694,769
Daxor Corp.	131	820
Delcath Systems Inc.[a]	264	52
DENTSPLY SIRONA Inc.	90,747	5,884,036
DexCom Inc.[a,b]	31,285	2,288,498
Dextera Surgical Inc.[a,b]	6,098	1,829
Edwards Lifesciences Corp.[a]	80,391	9,505,432
Electromed Inc.[a]	2,636	14,577
Endologix Inc.[a,b]	27,276	132,561
Entellus Medical Inc.[a]	2,822	46,732
EnteroMedics Inc.[a,b]	27	135
Exactech Inc.[a]	3,657	108,979
Fonar Corp.[a,b]	2,811	78,005
GenMark Diagnostics Inc.[a,b]	16,630	196,733
Glaukos Corp.[a,b]	2,819	116,904
Globus Medical Inc. Class Aa,b	27,527	912,520
Haemonetics Corp.[a]	18,180	717,928
Halyard Health Inc.[a]	17,596	691,171
Hill-Rom Holdings Inc.	24,967	1,987,623
Hologic Inc.[a]	107,787	4,891,374

56

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
ICU Medical Inc.[a]	6,178	$1,065,705
IDEXX Laboratories Inc.[a]	33,982	5,485,374
Inogen Inc.[a]	7,112	678,627
InspireMD Inc.[a]	56	38
Insulet Corp.[a,b]	21,293	1,092,544
Integer Holdings Corp.[a]	10,169	439,809
Integra LifeSciences Holdings Corp.[a,b]	20,584	1,122,034
Intuitive Surgical Inc.[a]	13,966	13,063,377
Invacare Corp.	10,673	140,884
InVivo Therapeutics Holdings Corp.[a,b]	10,251	27,678
Invuity Inc.[a,b]	832	6,032
iRadimed Corp.[a,b]	2,582	22,205
IRIDEX Corp.[a]	3,277	32,410
K2M Group Holdings Inc.[a]	9,684	235,902
Kewaunee Scientific Corp.	262	6,537
Lantheus Holdings Inc.[a,b]	4,392	77,519
LeMaitre Vascular Inc.	4,221	131,780
LivaNova PLC[a,b]	16,794	1,027,961
Masimo Corp.[a]	16,915	1,542,310
Medovex Corp.[a,b]	6,163	5,423
Medtronic PLC	521,989	46,326,524
Meridian Bioscience Inc.	14,784	232,848
Merit Medical Systems Inc.[a]	16,753	639,127
MGC Diagnostics Corp.	794	6,733
Microbot Medical Inc.[a,b]	263	373
Milestone Scientific Inc.[a]	4,187	6,281
Misonix Inc.[a,b]	2,773	26,759
Natus Medical Inc.[a]	13,030	486,019
Neogen Corp.[a]	18,151	1,254,416
NeuroMetrix Inc.[a]	108	292
Nevro Corp.[a,b]	9,896	736,559
NuVasive Inc.[a]	17,410	1,339,177
Nuvectra Corp.[a]	3,301	43,837
NxStage Medical Inc.[a]	21,686	543,668
OraSure Technologies Inc.[a]	20,943	361,476
Orthofix International NVa	6,973	324,105
Penumbra Inc.[a,b]	10,437	915,847
PhotoMedex Inc.[a,b]	547	640
Presbia PLC[a]	1,019	2,323
Pro-Dex Inc.[a]	613	3,770
Quidel Corp.[a,b]	10,576	287,033

Security	Shares	Value
ResMed Inc.	56,063	$4,365,626
Retractable Technologies Inc.[a]	4,240	5,427
Rockwell Medical Inc.[a,b]	23,840	189,051
Roka Bioscience Inc.[a]	126	335
RTI Surgical Inc.[a]	21,637	126,576
SeaSpine Holdings Corp.[a]	3,436	39,583
Second Sight Medical Products Inc.[a,b]	6,316	7,958
Senseonics Holdings Inc.[a,b]	6,073	10,931
Sientra Inc.[a,b]	3,580	34,798
Skyline Medical Inc.[a,b]	57	84
Soleno Therapeutics Inc.[a]	2,596	1,324
Spectranetics Corp. (The)[a]	16,541	635,174
STAAR Surgical Co.[a]	10,541	113,843
STERIS PLC	35,012	2,853,478
Strata Skin Sciences Inc.[a,b]	1,191	2,894
Stryker Corp.	118,773	16,483,317
Surmodics Inc.[a]	4,275	120,341
Tandem Diabetes Care Inc.[a]	7,189	5,751
TearLab Corp.[a,b]	1,007	1,692
Teleflex Inc.	16,913	3,513,845
TransEnterix Inc.[a,b]	23,551	16,721
Utah Medical Products Inc.	754	54,590
Varex Imaging Corp.[a]	14,723	497,637
Varian Medical Systems Inc.[a,b]	37,307	3,849,709
Vermillion Inc.[a]	9,750	17,940
ViewRay Inc.[a,b]	4,239	27,426
VolitionRx Ltd.[a]	4,179	14,794
West Pharmaceutical Services Inc.	27,604	2,609,130
Wright Medical Group NVa,b	38,595	1,060,977
Xtant Medical Holdings Inc.[a,b]	1,455	976
Zimmer Biomet Holdings Inc.	76,193	9,783,181
Zosano Pharma Corp.[a,b]	3,403	4,798

		275,063,430
HEALTH CARE PROVIDERS & SERVICES — 2.61%
AAC Holdings Inc.[a,b]	3,321	23,015
Acadia Healthcare Co. Inc.[a,b]	34,005	1,679,167
Aceto Corp.	10,636	164,326
Adcare Health Systems Inc.[a]	6,869	6,594
Addus HomeCare Corp.[a]	2,843	105,760
Aetna Inc.	126,053	19,138,627
Alliance HealthCare Services Inc.[a]	3,724	49,529

57

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Almost Family Inc.[a]	3,331	$205,356
Amedisys Inc.[a]	10,464	657,244
American Renal Associates Holdings Inc.[a,b]	3,311	61,419
American Shared Hospital Services[a]	709	2,801
AmerisourceBergen Corp.	63,163	5,970,798
AMN Healthcare Services Inc.[a]	17,753	693,255
Anthem Inc.	101,119	19,023,517
BioScrip Inc.[a,b]	21,814	59,225
BioTelemetry Inc.[a]	10,396	347,746
Brookdale Senior Living Inc.[a]	59,835	880,173
Capital Senior Living Corp.[a,b]	10,420	158,488
Cardinal Health Inc.	121,867	9,495,877
Centene Corp.[a]	63,352	5,060,558
Chemed Corp.	6,626	1,355,216
Cigna Corp.	97,813	16,372,918
Civitas Solutions Inc.[a,b]	6,858	120,015
Community Health Systems Inc.[a]	41,738	415,710
CorVel Corp.[a]	3,610	171,295
Cross Country Healthcare Inc.[a]	13,024	168,140
DaVita Inc.[a]	58,465	3,786,193
Digirad Corp.	7,237	29,310
Diplomat Pharmacy Inc.[a]	13,698	202,730
Diversicare Healthcare Services Inc.	2,602	24,407
Ensign Group Inc. (The)	17,563	382,347
Envision Healthcare Corp.[a]	45,551	2,854,681
Express Scripts Holding Co.[a]	226,222	14,442,012
Five Star Senior Living Inc.[a]	2,456	3,684
Genesis Healthcare Inc.[a]	9,784	17,024
HCA Healthcare Inc.[a]	109,221	9,524,071
HealthEquity Inc.[a]	17,743	884,134
HealthSouth Corp.	34,608	1,675,027
Henry Schein Inc.[a,b]	30,168	5,521,347
Humana Inc.	55,028	13,240,837
InfuSystems Holdings Inc.[a]	6,838	12,308
Interpace Diagnostics Group Inc.[a,b]	271	244
Joint Corp. (The)[a,b]	3,253	12,361
Kindred Healthcare Inc.	41,741	486,283
Laboratory Corp. of America Holdings[a]	38,699	5,965,064

Security	Shares	Value
Landauer Inc.	3,528	$184,514
LHC Group Inc.[a]	4,241	287,922
LifePoint Health Inc.[a]	16,816	1,129,194
Magellan Health Inc.[a]	9,844	717,628
McKesson Corp.	80,589	13,260,114
MEDNAX Inc.[a]	34,827	2,102,506
Molina Healthcare Inc.[a,b]	16,515	1,142,508
National Healthcare Corp.	3,884	272,424
National Research Corp. Class A	3,436	92,428
National Research Corp. Class B	194	9,237
Owens & Minor Inc.	28,637	921,825
Patterson Companies Inc.	35,582	1,670,575
PharMerica Corp.[a]	11,198	293,948
Premier Inc.[a,b]	17,355	624,780
Providence Service Corp. (The)[a]	4,197	212,410
Psychemedics Corp.	2,660	66,367
Quest Diagnostics Inc.	52,893	5,879,586
Quorum Health Corp.[a]	10,810	44,862
RadNet Inc.[a]	11,317	87,707
Select Medical Holdings Corp.[a]	38,520	591,282
Sharps Compliance Corp.[a]	4,097	17,330
Surgery Partners Inc.[a]	6,143	139,753
Teladoc Inc.[a,b]	18,399	638,445
Tenet Healthcare Corp.[a,b]	29,209	564,902
Tivity Health Inc.[a]	11,227	447,396
Triple-S Management Corp. Class Ba	9,584	162,065
U.S. Physical Therapy Inc.	4,173	252,049
UnitedHealth Group Inc.	367,099	68,067,497
Universal Health Services Inc. Class B	35,525	4,336,892
VCA Inc.[a]	30,646	2,828,932
WellCare Health Plans Inc.[a]	17,001	3,052,700

		251,550,611
HEALTH CARE TECHNOLOGY — 0.19%
Allscripts Healthcare Solutions Inc.[a]	69,775	890,329
athenahealth Inc.[a,b]	17,163	2,412,260
Castlight Health Inc.[a]	14,792	61,387
Cerner Corp.[a]	111,722	7,426,161
Computer Programs & Systems Inc.[b]	3,642	119,458

58

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Connecture Inc.[a,b]	3,189	$1,970
Cotiviti Holdings Inc.[a,b]	14,879	552,606
Evolent Health Inc.[a,b]	23,481	595,243
HealthStream Inc.[a]	9,649	253,962
HMS Holdings Corp.[a]	31,547	583,619
HTG Molecular Diagnostics Inc.[a]	2,653	7,057
Icad Inc.[a]	4,327	18,130
Inovalon Holdings Inc. Class Aa,b	24,794	326,041
Medidata Solutions Inc.[a,b]	21,105	1,650,411
Micron Solutions Inc.[a]	620	2,418
Omnicell Inc.[a,b]	13,649	588,272
Quality Systems Inc.[a]	16,787	288,904
Simulations Plus Inc.	3,625	44,769
Streamline Health Solutions Inc.[a]	7,869	8,420
Veeva Systems Inc. Class Aa	40,774	2,499,854
Vocera Communications Inc.[a]	9,630	254,425

		18,585,696
HOTELS, RESTAURANTS & LEISURE — 2.11%
Aramark	90,720	3,717,706
Ark Restaurants Corp.	295	7,186
Bagger Daves Burger Tavern Inc.[a]	3,276	786
Belmond Ltd. Class Aa	32,126	427,276
Biglari Holdings Inc.[a,b]	199	79,548
BJ’s Restaurants Inc.[a]	9,700	361,325
Bloomin’ Brands Inc.	44,423	943,100
Bob Evans Farms Inc./DE	7,251	520,839
Bojangles’ Inc.[a,b]	3,278	53,268
Bowl America Inc.	686	9,940
Boyd Gaming Corp.	31,031	769,879
Bravo Brio Restaurant Group Inc.[a]	6,138	28,235
Brinker International Inc.	20,988	799,643
Buffalo Wild Wings Inc.[a]	4,445	563,181
Caesars Entertainment Corp.[a,b]	16,509	198,108
Canterbury Park Holding Corp.	598	6,578
Carnival Corp.	159,287	10,444,449
Carrols Restaurant Group Inc.[a]	13,156	161,161
Century Casinos Inc.[a]	7,606	56,056
Chanticleer Holdings Inc.[a,b]	1,017	3,234

Security	Shares	Value
Cheesecake Factory Inc. (The)	17,177	$864,003
Chipotle Mexican Grill Inc.[a]	10,688	4,447,277
Choice Hotels International Inc.	13,626	875,470
Churchill Downs Inc.	4,069	745,848
Chuy’s Holdings Inc.[a]	6,681	156,335
ClubCorp Holdings Inc.	24,246	317,623
Cracker Barrel Old Country Store Inc.[b]	10,455	1,748,599
Darden Restaurants Inc.	45,561	4,120,537
Dave & Buster’s Entertainment Inc.[a]	14,129	939,720
Del Frisco’s Restaurant Group Inc.[a]	9,572	154,109
Del Taco Restaurants Inc.[a,b]	10,197	140,209
Denny’s Corp.[a]	30,566	359,762
DineEquity Inc.	6,691	294,739
Diversified Restaurant Holdings Inc.[a]	4,325	11,245
Domino’s Pizza Inc.	18,153	3,839,904
Dover Downs Gaming & Entertainment Inc.[a]	6,676	7,410
Dover Motorsports Inc.	6,716	14,104
Drive Shack Inc.	22,766	71,713
Dunkin’ Brands Group Inc.	34,635	1,909,081
El Pollo Loco Holdings Inc.[a]	7,282	100,856
Eldorado Resorts Inc.[a]	15,995	319,900
Empire Resorts Inc.[a,b]	635	15,177
Extended Stay America Inc.	37,922	734,170
Famous Dave’s of America Inc.[a]	2,837	10,355
Fiesta Restaurant Group Inc.[a,b]	13,457	277,887
Flanigan’s Enterprises Inc.	198	5,742
Fogo De Chao Inc.[a,b]	2,617	36,376
Full House Resorts Inc.[a]	4,630	11,297
Gaming Partners International Corp.	825	9,892
Golden Entertainment Inc.[a]	3,413	70,683
Good Times Restaurants Inc.[a]	4,102	14,562
Habit Restaurants Inc. (The)[a,b]	4,097	64,733
Hilton Grand Vacations Inc.[a]	21,548	777,021
Hilton Worldwide Holdings Inc.	76,530	4,733,380
Hyatt Hotels Corp. Class Aa	16,288	915,548
ILG Inc.	41,907	1,152,023
International Speedway Corp. Class A	6,394	240,095

59

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Intrawest Resorts Holdings Inc.[a]	6,105	$144,933
J Alexander’s Holdings Inc.[a]	6,208	76,048
Jack in the Box Inc.	13,039	1,284,341
Jamba Inc.[a,b]	6,689	52,107
Kona Grill Inc.[a,b]	3,627	13,420
La Quinta Holdings Inc.[a]	31,605	466,806
Las Vegas Sands Corp.	143,154	9,146,109
Lindblad Expeditions Holdings Inc.[a]	6,891	72,356
Luby’s Inc.[a]	7,578	21,294
Marcus Corp. (The)	6,994	211,219
Marriott International Inc./MD Class A	121,563	12,193,985
Marriott Vacations Worldwide Corp.	9,844	1,159,131
McDonald’s Corp.	309,427	47,391,839
MGM Resorts International	185,317	5,798,569
Monarch Casino & Resort Inc.[a]	3,677	111,229
Nathan’s Famous Inc.[a]	709	44,667
Nevada Gold & Casinos Inc.[a]	6,099	13,662
Noodles & Co.[a,b]	7,268	28,345
Norwegian Cruise Line Holdings Ltd.[a]	61,852	3,357,945
ONE Group Hospitality Inc. (The)[a,b]	6,263	13,591
Panera Bread Co. Class Aa	7,820	2,460,485
Papa John’s International Inc.[b]	10,533	755,848
Papa Murphy’s Holdings Inc.[a,b]	14,468	63,225
Peak Resorts Inc.	4,113	16,863
Penn National Gaming Inc.[a]	23,225	497,015
Pinnacle Entertainment Inc.[a]	23,771	469,715
Planet Fitness Inc. Class A	37,905	884,703
Potbelly Corp.[a,b]	9,657	111,056
Rave Restaurant Group Inc.[a,b]	3,228	6,521
RCI Hospitality Holdings Inc.	3,611	86,086
Red Lion Hotels Corp.[a,b]	7,193	52,869
Red Robin Gourmet Burgers Inc.[a]	4,371	285,208
Red Rock Resorts Inc. Class A	10,458	246,286
Royal Caribbean Cruises Ltd.	63,414	6,926,711
Ruby Tuesday Inc.[a]	23,700	47,637
Ruth’s Hospitality Group Inc.	13,298	289,231
Scientific Games Corp. Class Aa	16,719	436,366

Security	Shares	Value
SeaWorld Entertainment Inc.	24,573	$399,803
Shake Shack Inc. Class Aa,b	4,348	151,658
Six Flags Entertainment Corp.	31,936	1,903,705
Sonic Corp.	18,057	478,330
Speedway Motorsports Inc.	3,783	69,115
Starbucks Corp.	553,780	32,290,912
Texas Roadhouse Inc.	24,013	1,223,462
Town Sports International Holdings Inc.[a]	10,327	48,537
Vail Resorts Inc.	14,540	2,949,148
Wendy’s Co. (The)	80,432	1,247,500
Wingstop Inc.[b]	6,890	212,901
Wyndham Worldwide Corp.	41,925	4,209,689
Wynn Resorts Ltd.	30,974	4,154,233
Yum! Brands Inc.	126,379	9,321,715
Zoe’s Kitchen Inc.[a,b]	7,043	83,882

		203,640,894
HOUSEHOLD DURABLES — 0.59%
AV Homes Inc.[a,b]	3,726	74,706
Bassett Furniture Industries Inc.	7,783	295,365
Beazer Homes USA Inc.[a]	10,193	139,848
CalAtlantic Group Inc.	28,025	990,684
Cavco Industries Inc.[a]	3,327	431,346
Century Communities Inc.[a]	6,085	150,908
Comstock Holding Companies Inc.[a,b]	285	576
CSS Industries Inc.	3,397	88,866
CTI Industries Corp.[a]	230	1,339
Dixie Group Inc. (The)[a]	6,158	27,711
DR Horton Inc.	129,992	4,493,823
Emerson Radio Corp.[a]	7,052	9,873
Ethan Allen Interiors Inc.	10,191	329,169
Flexsteel Industries Inc.	13	703
Garmin Ltd.	42,187	2,152,803
GoPro Inc. Class Aa,b	37,732	306,761
Green Brick Partners Inc.[a,b]	10,274	117,637
Helen of Troy Ltd.[a]	10,432	981,651
Hooker Furniture Corp.	4,189	172,377
Hovnanian Enterprises Inc. Class Aa,b	46,141	129,195
Installed Building Products Inc.[a]	6,678	353,600
iRobot Corp.[a,b]	10,570	889,360
KB Home[b]	31,661	758,914

60

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
La-Z-Boy Inc.	18,127	$589,127
Leggett & Platt Inc.	49,634	2,607,274
Lennar Corp. Class A	82,217	4,383,810
Lennar Corp. Class B	3,585	161,217
LGI Homes Inc.[a,b]	6,393	256,871
Libbey Inc.	7,638	61,562
Lifetime Brands Inc.	3,783	68,661
Live Ventures Inc.[a]	631	6,676
M/I Homes Inc.[a]	9,690	276,650
MDC Holdings Inc.	16,295	575,702
Meritage Homes Corp.[a]	13,838	583,964
Mohawk Industries Inc.[a]	24,138	5,833,913
NACCO Industries Inc. Class A	14	992
New Home Co. Inc. (The)[a]	4,331	49,677
Newell Brands Inc.	184,793	9,908,601
Nova Lifestyle Inc.[a,b]	7,060	10,661
NVR Inc.[a]	1,236	2,979,514
P&F Industries Inc. Class A	689	4,210
PICO Holdings Inc.[a]	9,578	167,615
PulteGroup Inc.	118,557	2,908,203
Skyline Corp.[a]	3,591	21,618
Stanley Furniture Co. Inc.	6,714	7,587
Taylor Morrison Home Corp. Class Aa	34,728	833,819
Tempur Sealy International Inc.[a,b]	20,118	1,074,100
Toll Brothers Inc.	58,307	2,303,710
TopBuild Corp.[a]	14,561	772,752
TRI Pointe Group Inc.[a]	55,763	735,514
Tupperware Brands Corp.	18,316	1,286,333
Turtle Beach Corp.[a]	6,790	4,753
UCP Inc. Class Aa	3,292	36,047
Universal Electronics Inc.[a,b]	3,320	221,942
Vuzix Corp.[a,b]	4,343	28,447
Whirlpool Corp.	28,176	5,399,085
William Lyon Homes Class Aa	6,989	168,714
ZAGG Inc.[a]	10,591	91,612

		57,318,148
HOUSEHOLD PRODUCTS — 1.48%
Central Garden & Pet Co.[a,b]	3,632	115,461
Central Garden & Pet Co. Class Aa	16,692	501,094
Church & Dwight Co. Inc.	98,348	5,102,294

Security	Shares	Value
Clorox Co. (The)	48,650	$6,482,126
Colgate-Palmolive Co.	334,568	24,801,526
Energizer Holdings Inc.	23,832	1,144,413
HRG Group Inc.[a]	57,844	1,024,417
Kimberly-Clark Corp.	133,782	17,272,594
Ocean Bio-Chem Inc.	728	2,999
Oil-Dri Corp. of America	2,625	110,276
Orchids Paper Products Co.[b]	3,466	44,885
Procter & Gamble Co. (The)	971,106	84,631,888
Spectrum Brands Holdings Inc.	9,613	1,202,010
WD-40 Co.	5,997	661,769

		143,097,752
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.12%
AES Corp./VA	247,380	2,748,392
Calpine Corp.[a,b]	131,065	1,773,309
Dynegy Inc.[a,b]	77,277	639,081
NRG Energy Inc.	121,132	2,085,893
NRG Yield Inc. Class A	13,296	226,830
NRG Yield Inc. Class C	23,677	416,715
Ormat Technologies Inc.	13,516	793,119
Pattern Energy Group Inc.	23,811	567,654
TerraForm Global Inc. Class Aa	18,077	91,289
TerraForm Power Inc.[a]	28,063	336,756
U.S. Geothermal Inc.[a]	7,307	33,539
Vistra Energy Corp.	113,673	1,908,570

		11,621,147
INDUSTRIAL CONGLOMERATES — 1.94%
3M Co.	227,457	47,354,273
Carlisle Companies Inc.	24,267	2,315,072
General Electric Co.	3,315,793	89,559,569
Honeywell International Inc.	290,151	38,674,227
Raven Industries Inc.	13,892	462,603
Roper Technologies Inc.	38,147	8,832,175

		187,197,919
INSURANCE — 2.99%
1347 Property Insurance Holdings Inc.[a]	2,702	21,616
Aflac Inc.	151,840	11,794,931
Alleghany Corp.[a]	3,384	2,012,803
Allied World Assurance Co. Holdings AG	34,758	1,838,698
Allstate Corp. (The)	141,448	12,509,661

61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
American Equity Investment Life Holding Co.	11,264	$296,018
American Financial Group Inc./OH	31,643	3,144,365
American International Group Inc.	334,435	20,908,876
American National Insurance Co.	3,476	404,919
AMERISAFE Inc.	6,027	343,238
AmTrust Financial Services Inc.	51,919	786,054
Aon PLC	100,196	13,321,058
Arch Capital Group Ltd.[a]	49,899	4,655,078
Argo Group International Holdings Ltd.	13,204	800,162
Arthur J Gallagher & Co.	66,265	3,793,671
Aspen Insurance Holdings Ltd.	21,124	1,053,031
Assurant Inc.	24,009	2,489,493
Assured Guaranty Ltd.	52,097	2,174,529
Athene Holding Ltd. Class Aa	21,345	1,058,925
Atlantic American Corp.	749	2,771
Atlas Financial Holdings Inc.[a]	3,656	54,474
Axis Capital Holdings Ltd.	35,691	2,307,780
Baldwin & Lyons Inc. Class A	175	4,156
Baldwin & Lyons Inc. Class B	3,347	82,001
Blue Capital Reinsurance Holdings Ltd.	2,749	50,307
Brown & Brown Inc.	42,628	1,835,988
Chubb Ltd.	178,092	25,891,015
Cincinnati Financial Corp.	55,811	4,043,507
Citizens Inc./TXa,b	17,340	127,969
CNA Financial Corp.	10,309	502,564
CNO Financial Group Inc.	41,242	861,133
Conifer Holdings Inc.[a]	833	5,956
Crawford & Co. Class A	6,815	53,021
Crawford & Co. Class B	4,170	38,781
Donegal Group Inc. Class A	3,213	51,087
eHealth Inc.[a]	6,750	126,900
EMC Insurance Group Inc.	3,302	91,730
Employers Holdings Inc.	16,976	718,085
Enstar Group Ltd.[a]	4,127	819,829
Erie Indemnity Co. Class A	9,568	1,196,670
Everest Re Group Ltd.	15,849	4,034,997
FBL Financial Group Inc. Class A	5,558	341,817

Security	Shares	Value
Federated National Holding Co.	4,269	$68,304
Fidelity & Guaranty Life	17,493	543,158
First Acceptance Corp.[a]	7,018	8,000
First American Financial Corp.	38,480	1,719,671
FNF Group	114,834	5,148,008
Genworth Financial Inc. Class Aa	90,080	339,602
Global Indemnity Ltd.[a]	3,396	131,663
Greenlight Capital Re Ltd. Class Aa,b	11,113	232,262
Hallmark Financial Services Inc.[a]	6,120	68,972
Hanover Insurance Group Inc. (The)	17,009	1,507,508
Hartford Financial Services Group Inc. (The)	141,582	7,442,966
HCI Group Inc.	2,423	113,833
Health Insurance Innovations Inc.[a]	3,323	78,090
Heritage Insurance Holdings Inc.	9,799	127,583
Horace Mann Educators Corp.	14,651	553,808
Independence Holding Co.	3,214	65,726
Infinity Property & Casualty Corp.	3,522	331,068
Investors Title Co.	321	62,094
James River Group Holdings Ltd.	6,272	249,187
Kemper Corp.	18,031	695,997
Kingstone Companies Inc.	2,707	41,417
Lincoln National Corp.	87,744	5,929,739
Loews Corp.	109,053	5,104,771
Maiden Holdings Ltd.	14,308	158,819
Markel Corp.[a]	5,823	5,682,433
Marsh & McLennan Companies Inc.	195,323	15,227,381
MBIA Inc.[a,b]	49,557	467,322
Mercury General Corp.	13,806	745,524
MetLife Inc.	411,321	22,597,976
National General Holdings Corp.	21,505	453,755
National Security Group Inc. (The)	249	3,523
National Western Life Group Inc.	423	135,199

62

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Navigators Group Inc. (The)	12,588	$691,081
Old Republic International Corp.	94,388	1,843,398
OneBeacon Insurance Group Ltd. Class A	9,558	174,242
Patriot National Inc.[a,b]	3,565	7,558
Primerica Inc.	10,229	774,847
Principal Financial Group Inc.	101,459	6,500,478
ProAssurance Corp.	15,500	942,400
Progressive Corp. (The)	222,386	9,804,999
Prudential Financial Inc.	163,501	17,680,998
Reinsurance Group of America Inc.	25,677	3,296,670
RenaissanceRe Holdings Ltd.	7,067	982,666
RLI Corp.	14,837	810,397
Safety Insurance Group Inc.	2,690	183,727
Selective Insurance Group Inc.	21,612	1,081,681
State Auto Financial Corp.	6,201	159,552
State National Companies Inc.	11,210	206,040
Stewart Information Services Corp.	6,309	286,302
Third Point Reinsurance Ltd.[a]	23,563	327,526
Torchmark Corp.	42,060	3,217,590
Travelers Companies Inc. (The)	107,152	13,557,943
Trupanion Inc.[a,b]	6,069	135,824
Unico American Corp.[a]	619	5,788
United Fire Group Inc.	5,340	235,280
United Insurance Holdings Corp.	4,755	74,796
Universal Insurance Holdings Inc.	10,898	274,630
Unum Group	90,431	4,216,797
Validus Holdings Ltd.	31,881	1,656,856
White Mountains Insurance Group Ltd.	2,047	1,778,086
Willis Towers Watson PLC	49,510	7,201,725
WMIH Corp.[a,b]	38,091	47,614
WR Berkley Corp.	37,801	2,614,695
XL Group Ltd.	106,994	4,686,337

		288,143,546
INTERNET & DIRECT MARKETING RETAIL — 2.34%
1-800-Flowers.com Inc. Class Aa	6,296	61,386
Amazon.com Inc.[a]	151,197	146,358,696

Security	Shares	Value
CafePress Inc.[a]	3,229	$8,363
Duluth Holdings Inc.[a,b]	3,079	56,069
Etsy Inc.[a,b]	27,023	405,345
EVINE Live Inc.[a]	17,149	17,149
Expedia Inc.	45,633	6,797,035
FTD Companies Inc.[a]	6,928	138,560
Gaia Inc.[a]	6,830	76,496
Groupon Inc.[a,b]	159,452	612,296
HSN Inc.	11,236	358,428
JRjr33 Inc.[a]	4,247	2,485
Lands’ End Inc.[a,b]	6,715	100,054
Liberty Expedia Holdings Inc. Class Aa	21,951	1,185,793
Liberty Interactive Corp. QVC Group Series Aa	150,284	3,687,969
Liberty TripAdvisor Holdings Inc. Class Aa	26,971	312,864
Liberty Ventures Series Aa	35,206	1,840,922
Netflix Inc.[a]	164,617	24,595,426
NutriSystem Inc.	10,579	550,637
Overstock.com Inc.[a,b]	6,291	102,543
PetMed Express Inc.	11,594	470,716
Priceline Group Inc. (The)[a]	18,750	35,072,250
Shutterfly Inc.[a,b]	13,529	642,627
TripAdvisor Inc.[a,b]	42,432	1,620,902
U.S. Auto Parts Network Inc.[a]	6,672	21,551
Wayfair Inc. Class Aa	10,208	784,791

		225,881,353
INTERNET SOFTWARE & SERVICES — 4.15%
2U Inc.[a,b]	13,360	626,851
Actua Corp.[a]	13,886	195,098
Akamai Technologies Inc.[a]	66,082	3,291,544
Alarm.com Holdings Inc.[a,b]	3,197	120,303
Alphabet Inc. Class Aa	113,525	105,541,922
Alphabet Inc. Class Ca	113,968	103,566,141
Amber Road Inc.[a,b]	4,219	36,157
Angie’s List Inc.[a,b]	16,800	214,872
Appfolio Inc.[a]	3,620	118,012
ARI Network Services Inc.[a]	4,265	30,068
Autobytel Inc.[a]	1,902	23,984
Bankrate Inc.[a,b]	21,052	270,518
Bazaarvoice Inc.[a,b]	24,385	120,706
Benefitfocus Inc.[a,b]	4,245	154,306

63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Blucora Inc.[a]	14,732	$312,318
Box Inc. Class Aa,b	17,515	319,474
Brightcove Inc.[a,b]	13,136	81,443
BroadVision Inc.[a]	885	3,894
Carbonite Inc.[a,b]	7,018	152,992
Care.com Inc.[a,b]	4,347	65,640
Cars.com Inc.[a]	27,493	732,139
ChannelAdvisor Corp.[a]	9,573	110,568
Cornerstone OnDemand Inc.[a]	17,980	642,785
CoStar Group Inc.[a,b]	13,242	3,490,591
Coupa Software Inc.[a]	7,303	211,641
Covisint Corp.[a]	14,681	35,968
Determine Inc.[a]	3,289	8,749
DHI Group Inc.[a]	14,821	42,240
eBay Inc.[a]	384,422	13,424,016
eGain Corp.[a,b]	6,939	11,796
Endurance International Group Holdings Inc.[a,b]	23,769	198,471
Envestnet Inc.[a,b]	14,130	559,548
Facebook Inc. Class Aa	901,731	136,143,346
Five9 Inc.[a]	10,256	220,709
Glowpoint Inc.[a]	6,249	1,812
GoDaddy Inc. Class Aa,b	16,606	704,427
Gogo Inc.[a,b]	17,576	202,651
GrubHub Inc.[a,b]	34,080	1,485,888
GTT Communications Inc.[a]	10,323	326,723
Hortonworks Inc.[a,b]	14,033	180,745
IAC/InterActiveCorp[a]	28,558	2,948,328
Instructure Inc.[a,b]	2,846	83,957
Internap Corp.[a,b]	20,913	76,751
Inuvo Inc.[a]	7,877	8,035
iPass Inc.[a]	20,724	27,356
Issuer Direct Corp.	318	4,118
IZEA Inc.[a]	3,062	5,848
j2 Global Inc.	20,373	1,733,539
Leaf Group Ltd.[a,b]	4,348	33,914
Limelight Networks Inc.[a,b]	24,371	70,432
Liquidity Services Inc.[a]	10,033	63,710
LivePerson Inc.[a]	17,715	194,865
LogMeIn Inc.	20,228	2,113,826
Marchex Inc. Class Ba	10,524	31,362
Marin Software Inc.[a]	10,164	13,213
Match Group Inc.[a,b]	14,519	252,340

Security	Shares	Value
MaxPoint Interactive Inc.[a]	517	$3,821
Meet Group Inc. (The)[a,b]	14,776	74,619
MINDBODY Inc. Class Aa	6,800	184,960
Net Element Inc.[a,b]	518	338
New Relic Inc.[a]	18,237	784,373
NIC Inc.	21,802	413,148
Numerex Corp. Class Aa,b	4,389	21,638
Nutanix Inc. Class Aa,b	7,102	143,105
Onvia Inc.[a,b]	3,231	14,055
Pandora Media Inc.[a,b]	94,381	841,879
Q2 Holdings Inc.[a]	7,843	289,799
QuinStreet Inc.[a]	13,668	56,996
Qumu Corp.[a]	4,106	11,990
Quotient Technology Inc.[a,b]	23,602	271,423
Reis Inc.	3,474	73,822
Remark Holdings Inc.[a,b]	6,197	17,352
Rightside Group Ltd.[a,b]	3,781	40,154
Rocket Fuel Inc.[a,b]	10,710	29,453
Sajan Inc.[a]	2,714	15,795
SharpSpring Inc.[a]	2,783	12,607
Shutterstock Inc.[a]	7,076	311,910
Spark Networks Inc.[a]	10,208	9,800
SPS Commerce Inc.[a]	6,670	425,279
Stamps.com Inc.[a,b]	6,820	1,056,247
Support.com Inc.[a]	5,669	13,265
Synacor Inc.[a,b]	10,234	37,354
TechTarget Inc.[a,b]	6,813	70,651
Trade Desk Inc. (The) Class Aa	3,413	171,025
Travelzoo[a]	3,187	34,898
Tremor Video Inc.[a]	13,089	32,592
TrueCar Inc.[a,b]	21,686	432,202
Twilio Inc. Class Aa,b	9,669	281,465
Twitter Inc.[a,b]	245,030	4,378,686
VeriSign Inc.[a,b]	35,426	3,293,201
Web.com Group Inc.[a,b]	18,221	460,991
WebMD Health Corp.[a]	14,155	830,191
Xactly Corp.[a]	3,196	50,017
XO Group Inc.[a]	9,552	168,306
Yelp Inc.[a,b]	21,253	638,015
YuMe Inc.	6,921	32,529
Zillow Group Inc. Class Aa,b	17,131	836,678
Zillow Group Inc. Class Ca,b	38,678	1,895,609

		400,404,888

64

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
IT SERVICES — 3.65%
Accenture PLC Class A	237,599	$29,386,244
Acxiom Corp.[a]	28,500	740,430
ALJ Regional Holdings Inc.[a,b]	4,370	13,984
Alliance Data Systems Corp.	21,119	5,421,036
Automatic Data Processing Inc.	170,916	17,512,053
Black Knight Financial Services Inc. Class Aa,b	6,836	279,934
Blackhawk Network Holdings Inc.[a,b]	20,956	913,682
Booz Allen Hamilton Holding Corp.	53,223	1,731,876
Broadridge Financial Solutions Inc.	44,734	3,380,101
CACI International Inc. Class Aa	9,738	1,217,737
Cardtronics PLC Class Aa	16,966	557,503
Cartesian Inc.[a]	2,687	2,015
Cass Information Systems Inc.	3,463	227,311
Cognizant Technology Solutions Corp. Class A	227,115	15,080,436
Computer Task Group Inc.	6,242	34,893
Conduent Inc.[a]	62,866	1,002,084
Convergys Corp.	35,571	845,878
CoreLogic Inc./U.S.[a]	34,017	1,475,657
CSG Systems International Inc.	11,337	460,055
CSP Inc.	681	7,321
CSRA Inc.	51,981	1,650,397
DST Systems Inc.	22,306	1,376,280
DXC Technology Co.	106,698	8,185,871
Edgewater Technology Inc.[a]	4,091	27,942
EPAM Systems Inc.[a]	16,597	1,395,642
Euronet Worldwide Inc.[a]	18,114	1,582,620
Everi Holdings Inc.[a,b]	24,644	179,408
EVERTEC Inc.	24,095	416,844
ExlService Holdings Inc.[a]	13,219	734,712
Fidelity National Information Services Inc.	126,568	10,808,907
First Data Corp. Class Aa	85,088	1,548,602
Fiserv Inc.[a]	81,240	9,938,902
FleetCor Technologies Inc.[a]	35,892	5,175,985
Forrester Research Inc.	3,576	140,000
Gartner Inc.[a]	34,169	4,220,213
Genpact Ltd.	49,312	1,372,353

Security	Shares	Value
Global Payments Inc.	58,532	$5,286,610
Hackett Group Inc. (The)	9,743	151,017
Information Services Group Inc.[a,b]	11,212	46,081
Innodata Inc.[a]	10,241	17,922
Inpixon[a,b]	609	417
International Business Machines Corp.	325,814	50,119,968
Jack Henry & Associates Inc.	28,773	2,988,652
JetPay Corp.[a,b]	3,332	7,330
Leidos Holdings Inc.	52,995	2,739,312
ManTech International Corp./VA Class A	9,666	399,979
MasterCard Inc. Class A	357,823	43,457,603
Mattersight Corp.[a,b]	6,182	15,764
MAXIMUS Inc.	24,311	1,522,598
ModusLink Global Solutions Inc.[a]	17,368	29,699
MoneyGram International Inc.[a,b]	10,663	183,937
NCI Inc. Class Aa	2,851	60,156
NeuStar Inc. Class Aa,b	4,411	147,107
Paychex Inc.	122,848	6,994,965
Payment Data Systems Inc.[a,b]	908	1,108
PayPal Holdings Inc.[a]	427,241	22,930,025
Perficient Inc.[a]	13,661	254,641
PFSweb Inc.[a]	6,113	50,493
Planet Payment Inc.[a]	16,730	55,209
PRGX Global Inc.[a]	9,741	63,317
Sabre Corp.	76,757	1,671,000
Science Applications International Corp.	17,697	1,228,526
ServiceSource International Inc.[a,b]	21,147	82,050
Square Inc. Class Aa,b	11,354	266,365
StarTek Inc.[a,b]	4,139	50,661
Sykes Enterprises Inc.[a]	14,105	472,941
Syntel Inc.	11,218	190,257
TeleTech Holdings Inc.	6,677	272,422
Teradata Corp.[a,b]	48,896	1,441,943
Total System Services Inc.	62,989	3,669,109
Travelport Worldwide Ltd.	42,501	584,814
Unisys Corp.[a,b]	18,100	231,680
Vantiv Inc. Class Aa	62,874	3,982,439

65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Virtusa Corp.[a]	10,307	$303,026
Visa Inc. Class Ab	702,958	65,923,401
Western Union Co. (The)	185,733	3,538,214
WEX Inc.[a]	14,190	1,479,591
WidePoint Corp.[a,b]	28,668	13,187

		351,970,444
LEISURE PRODUCTS — 0.15%
American Outdoor Brands Corp.[a,b]	20,397	451,998
Black Diamond Inc.[a,b]	9,696	64,478
Brunswick Corp./DE	34,430	2,159,794
Callaway Golf Co.	35,081	448,335
Escalade Inc.	3,485	45,653
Hasbro Inc.	41,970	4,680,075
JAKKS Pacific Inc.[a]	6,314	25,256
Johnson Outdoors Inc. Class A	2,787	134,361
Malibu Boats Inc. Class Aa	6,900	178,503
Marine Products Corp.	1,322	20,636
Mattel Inc.	131,908	2,839,979
MCBC Holdings Inc.[a]	2,816	55,053
Nautilus Inc.[a]	10,531	201,669
Polaris Industries Inc.[b]	23,264	2,145,639
Sturm Ruger & Co. Inc.[b]	7,112	442,011
Summer Infant Inc.[a]	4,177	7,435
Vista Outdoor Inc.[a,b]	23,626	531,821

		14,432,696
LIFE SCIENCES TOOLS & SERVICES — 0.79%
Accelerate Diagnostics Inc.[a,b]	11,235	307,277
Agilent Technologies Inc.	122,783	7,282,260
Albany Molecular Research Inc.[a]	11,635	252,480
Bio-Rad Laboratories Inc. Class Aa	7,519	1,701,625
Bio-Techne Corp.	14,468	1,699,990
Bioanalytical Systems Inc.[a]	2,791	4,717
Bruker Corp.	41,673	1,201,849
Cambrex Corp.[a]	13,499	806,565
Charles River Laboratories International Inc.[a]	18,420	1,863,183
ChromaDex Corp.[a]	6,629	25,323
CombiMatrix Corp.[a,b]	11,115	58,910
Enzo Biochem Inc.[a]	14,752	162,862
Fluidigm Corp.[a]	7,553	30,514

Security	Shares	Value
Harvard Bioscience Inc.[a]	42,634	$108,717
Illumina Inc.[a]	55,599	9,647,538
INC Research Holdings Inc. Class Aa	20,211	1,182,344
Luminex Corp.	11,588	244,739
Mettler-Toledo International Inc.[a]	9,741	5,732,968
NanoString Technologies Inc.[a]	4,147	68,591
NeoGenomics Inc.[a,b]	21,085	188,922
Pacific Biosciences of California Inc.[a,b]	38,673	137,676
PAREXEL International Corp.[a]	20,477	1,779,656
PerkinElmer Inc.	41,075	2,798,850
PRA Health Sciences Inc.[a]	14,401	1,080,219
pSivida Corp.[a]	11,108	18,995
Quintiles IMS Holdings Inc.[a]	55,378	4,956,331
Thermo Fisher Scientific Inc.	149,322	26,052,209
VWR Corp.[a]	34,535	1,140,000
Waters Corp.[a]	31,749	5,836,736

		76,372,046
MACHINERY — 1.99%
Actuant Corp. Class A	21,618	531,803
AGCO Corp.	28,471	1,918,661
Alamo Group Inc.	2,739	248,729
Albany International Corp. Class A	10,529	562,249
Allison Transmission Holdings Inc.	54,316	2,037,393
Altra Industrial Motion Corp.	10,181	405,204
American Railcar Industries Inc.	3,411	130,641
ARC Group Worldwide Inc.[a]	3,214	9,321
Art’s-Way Manufacturing Co. Inc.[a]	304	927
Astec Industries Inc.	6,961	386,405
Barnes Group Inc.	18,301	1,071,158
Blue Bird Corp.[a]	18,490	314,330
Briggs & Stratton Corp.	16,756	403,820
Caterpillar Inc.	224,465	24,121,009
Chart Industries Inc.[a]	11,080	384,808
Chicago Rivet & Machine Co.	125	4,505
CIRCOR International Inc.	6,670	396,065
Colfax Corp.[a]	37,936	1,493,540
Columbus McKinnon Corp./NY	7,181	182,541

66

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Commercial Vehicle Group Inc.[a,b]	10,185	$86,063
Crane Co.	17,983	1,427,491
Cummins Inc.	59,285	9,617,213
Deere & Co.	110,971	13,714,906
DMC Global Inc.	4,267	55,898
Donaldson Co. Inc.	49,762	2,266,161
Douglas Dynamics Inc.	8,127	267,378
Dover Corp.	58,887	4,723,915
Eastern Co. (The)	2,731	82,067
Energy Recovery Inc.[a,b]	6,316	52,360
EnPro Industries Inc.	7,673	547,622
ESCO Technologies Inc.	10,364	618,213
ExOne Co. (The)[a,b]	3,629	41,552
Federal Signal Corp.	23,625	410,130
Flowserve Corp.	48,851	2,268,152
Fortive Corp.	116,132	7,356,962
Franklin Electric Co. Inc.	14,048	581,587
FreightCar America Inc.	4,206	73,142
Gardner Denver Holdings Inc.[a]	21,430	463,102
Gencor Industries Inc.[a,b]	3,208	51,970
Global Brass & Copper Holdings Inc.	9,391	286,895
Gorman-Rupp Co. (The)	7,002	178,341
Graco Inc.	20,826	2,275,865
Graham Corp.	3,621	71,189
Greenbrier Companies Inc. (The)[b]	10,175	470,594
Hardinge Inc.	4,344	53,952
Harsco Corp.[a]	30,456	490,342
Hillenbrand Inc.	24,080	869,288
Hurco Companies Inc.	2,857	99,281
Hyster-Yale Materials Handling Inc.	3,515	246,929
IDEX Corp.	27,735	3,134,332
Illinois Tool Works Inc.	118,749	17,010,794
Ingersoll-Rand PLC	98,594	9,010,506
ITT Inc.	33,921	1,362,946
Jason Industries Inc.[a]	6,754	8,713
John Bean Technologies Corp.[b]	16,239	1,591,422
Kadant Inc.	3,867	290,798
Kennametal Inc.	30,839	1,153,995
Key Technology Inc.[a]	2,656	36,520

Security	Shares	Value
LB Foster Co. Class A	3,618	$77,606
Lincoln Electric Holdings Inc.	24,003	2,210,436
Lindsay Corp.	3,742	333,973
Liqtech International Inc.[a]	10,509	3,494
LS Starrett Co. (The) Class A	2,809	24,157
Lydall Inc.[a]	7,429	384,079
Manitex International Inc.[a,b]	6,204	43,304
Manitowoc Co. Inc. (The)[a,b]	51,552	309,828
Meritor Inc.[a]	35,549	590,469
Middleby Corp. (The)[a]	21,216	2,577,956
Milacron Holdings Corp.[a]	25,658	451,324
Miller Industries Inc./TN	15,820	393,127
Mueller Industries Inc.	20,530	625,138
Mueller Water Products Inc. Class A	61,870	722,642
Navistar International Corp.[a,b]	31,066	814,861
NN Inc.	10,282	282,241
Nordson Corp.	20,530	2,490,700
Omega Flex Inc.	2,709	174,460
Oshkosh Corp.	28,113	1,936,423
PACCAR Inc.	133,127	8,791,707
Park-Ohio Holdings Corp.	3,403	129,654
Parker-Hannifin Corp.	51,381	8,211,711
Pentair PLC	67,031	4,460,243
Perma-Pipe International Holdings Inc.[a]	3,177	25,416
Proto Labs Inc.[a]	9,716	653,401
RBC Bearings Inc.[a]	9,655	982,493
REV Group Inc.	7,352	203,503
Rexnord Corp.[a]	38,150	886,987
Snap-on Inc.	21,415	3,383,570
Spartan Motors Inc.	13,349	118,139
SPX Corp.[a]	14,643	368,418
SPX FLOW Inc.[a]	16,732	617,076
Standex International Corp.	4,219	382,663
Stanley Black & Decker Inc.	58,146	8,182,887
Sun Hydraulics Corp.	10,146	432,930
Supreme Industries Inc. Class A	14,102	231,978
Taylor Devices Inc.[a]	702	9,379
Tennant Co.	8,080	596,304
Terex Corp.	41,451	1,554,412
Timken Co. (The)	25,214	1,166,147
Titan International Inc.	17,146	205,923

67

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Toro Co. (The)	42,558	$2,948,844
TriMas Corp.[a]	17,172	358,036
Trinity Industries Inc.	56,346	1,579,378
Twin Disc Inc.[a]	3,563	57,507
Wabash National Corp.[b]	24,458	537,587
WABCO Holdings Inc.[a]	18,371	2,342,486
Wabtec Corp./DEb	34,304	3,138,816
Watts Water Technologies Inc. Class A	10,438	659,682
Welbilt Inc.[a]	51,642	973,452
Woodward Inc.	20,785	1,404,650
WSI Industries Inc.[a]	2,608	8,606
Xerium Technologies Inc.[a]	3,735	26,855
Xylem Inc./NY	66,492	3,685,652

		191,714,405
MARINE — 0.02%
Genco Shipping & Trading Ltd.[a,b]	8,065	76,376
Kirby Corp.[a,b]	20,507	1,370,893
Matson Inc.	14,045	421,912
Pangaea Logistics Solutions Ltd.[a]	3,519	10,029
Rand Logistics Inc.[a,b]	7,673	2,992

		1,882,202
MEDIA — 3.00%
AH Belo Corp. Class A	7,229	39,760
AMC Entertainment Holdings Inc. Class A	20,330	462,508
AMC Networks Inc. Class Aa,b	23,603	1,260,636
Ballantyne Strong Inc.[a]	4,278	28,663
Beasley Broadcast Group Inc. Class A	904	8,859
Cable One Inc.	2,205	1,567,534
CBS Corp. Class A	3,233	209,531
CBS Corp. Class B NVS	141,762	9,041,580
Central European Media Enterprises Ltd. Class Aa,b	27,985	111,940
Charter Communications Inc. Class Aa	81,985	27,616,647
Cinedigm Corp. Class Aa	3,587	6,241
Cinemark Holdings Inc.	38,938	1,512,741
Clear Channel Outdoor Holdings Inc. Class A	13,340	64,699

Security	Shares	Value
Comcast Corp. Class A	1,801,176	$70,101,770
Cumulus Media Inc. Class Aa	7,742	3,484
Daily Journal Corp.[a,b]	181	37,337
Discovery Communications Inc. Class Aa,b	61,315	1,583,766
Discovery Communications Inc. Class C NVS[a]	80,375	2,026,254
DISH Network Corp. Class Aa	84,475	5,301,651
Emmis Communications Corp. Class Aa	3,287	9,467
Entercom Communications Corp. Class Ab	9,695	100,343
Entravision Communications Corp. Class A	20,970	138,402
EW Scripps Co. (The) Class Aa,b	20,201	359,780
Gannett Co. Inc.	73,578	641,600
Global Eagle Entertainment Inc.[a,b]	17,437	62,076
Gray Television Inc.[a]	24,614	337,212
Harte-Hanks Inc.[a]	17,447	17,970
Hemisphere Media Group Inc.[a,b]	3,643	43,170
Insignia Systems Inc.	4,175	4,342
Interpublic Group of Companies Inc. (The)	150,552	3,703,579
John Wiley & Sons Inc. Class A	17,690	933,147
Lee Enterprises Inc.[a,b]	20,894	39,699
Liberty Broadband Corp. Class Aa	9,878	847,434
Liberty Broadband Corp. Class Ca	28,157	2,442,620
Liberty Global PLC Series Aa,b	91,753	2,947,106
Liberty Global PLC Series C NVS[a,b]	238,014	7,421,277
Liberty Global PLC LiLAC Class Aa	19,962	434,573
Liberty Global PLC LiLAC Class Ca,b	49,620	1,062,364
Liberty Media Corp.-Liberty Braves Class Ca,b	9,387	225,006
Liberty Media Corp.-Liberty Formula One Class Aa,b	6,131	214,769
Liberty Media Corp.-Liberty Formula One Class Ca	44,964	1,646,582

68

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Liberty Media Corp.-Liberty SiriusXM Class Aa	35,628	$1,495,663
Liberty Media Corp.-Liberty SiriusXM Class Ca	75,673	3,155,564
Lions Gate Entertainment Corp. Class A	18,058	509,597
Lions Gate Entertainment Corp. Class Ba	42,874	1,126,729
Live Nation Entertainment Inc.[a]	55,224	1,924,556
Loral Space & Communications Inc.[a]	13	540
Madison Square Garden Co. (The)[a,b]	6,546	1,288,907
McClatchy Co. (The) Class Aa	2,801	26,161
Meredith Corp.	11,306	672,142
MSG Networks Inc. Class Aa,b	27,790	623,885
National CineMedia Inc.	24,229	179,779
New Media Investment Group Inc.	14,244	192,009
New York Times Co. (The) Class A	45,497	805,297
News Corp. Class A	157,688	2,160,326
News Corp. Class B	48,064	680,106
Nexstar Media Group Inc. Class A	19,645	1,174,771
NTN Buzztime Inc.[a]	331	2,251
Omnicom Group Inc.	89,805	7,444,834
Reading International Inc. Class Aa	6,670	107,587
Regal Entertainment Group Class A	37,880	775,025
Saga Communications Inc. Class A	2,615	119,636
Salem Media Group Inc. Class A	4,267	30,296
Scholastic Corp.	10,240	446,362
Scripps Networks Interactive Inc. Class A	35,411	2,418,925
Sinclair Broadcast Group Inc. Class A	25,157	827,665
Sirius XM Holdings Inc.[b]	650,910	3,560,478
SPAR Group Inc.[a,b]	2,819	2,847
TEGNA Inc.	82,479	1,188,522

Security	Shares	Value
Time Inc.	42,604	$611,367
Time Warner Inc.	293,370	29,457,282
Townsquare Media Inc. Class Aa	3,651	37,386
Tribune Media Co. Class A	28,747	1,172,015
tronc Inc.[a]	3,050	39,315
Twenty-First Century Fox Inc. Class A NVS	407,561	11,550,279
Twenty-First Century Fox Inc. Class B	180,109	5,019,638
Urban One Inc.[a]	10,753	24,194
Urban One Inc. Class Aa	233	536
Viacom Inc. Class A	8,953	340,662
Viacom Inc. Class B NVS	132,023	4,432,012
Walt Disney Co. (The)	552,792	58,734,150
World Wrestling Entertainment Inc. Class A	13,229	269,475
Xcel Brands Inc.[a]	315	961

		289,247,851
METALS & MINING — 0.42%
AK Steel Holding Corp.[a]	122,442	804,444
Alcoa Corp.	58,480	1,909,372
Allegheny Technologies Inc.[b]	42,142	716,835
Ampco-Pittsburgh Corp.	3,405	50,224
Carpenter Technology Corp.	17,693	662,249
Century Aluminum Co.[a]	21,895	341,124
Cliffs Natural Resources Inc.[a]	99,671	689,723
Coeur Mining Inc.[a]	62,272	534,294
Commercial Metals Co.	42,534	826,436
Compass Minerals International Inc.	14,330	935,749
Comstock Mining Inc.[a]	47,889	8,754
Freeport-McMoRan Inc.[a]	497,119	5,970,399
Friedman Industries Inc.	3,214	18,255
General Moly Inc.[a]	38,057	14,062
Gerber Scientific Inc. Escrow[a,d]	664	7
Gold Resource Corp.	20,933	85,407
Golden Minerals Co.[a,b]	35,604	19,984
Handy & Harman Ltd.[a]	675	21,195
Haynes International Inc.	4,176	151,631
Hecla Mining Co.	146,600	747,660
Kaiser Aluminum Corp.	7,702	681,781
Materion Corp.	11,169	417,721

69

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
McEwen Mining Inc.[b]	65,437	$172,099
Newmont Mining Corp.	204,490	6,623,431
Nucor Corp.	121,609	7,037,513
Olympic Steel Inc.	3,498	68,141
Paramount Gold Nevada Corp.[a]	2,863	4,380
Pershing Gold Corp.[a,b]	6,867	19,159
Real Industry Inc.[a]	10,263	29,763
Reliance Steel & Aluminum Co.	28,151	2,049,674
Royal Gold Inc.	27,449	2,145,688
Ryerson Holding Corp.[a,b]	6,238	61,756
Schnitzer Steel Industries Inc. Class A	10,283	259,132
Solitario Exploration & Royalty Corp.[a,b]	13,708	9,184
Steel Dynamics Inc.	90,864	3,253,840
SunCoke Energy Inc.[a]	24,337	265,273
Synalloy Corp.[a]	3,573	40,554
TimkenSteel Corp.[a]	14,083	216,456
U.S. Antimony Corp.[a,b]	27,222	10,617
U.S. Steel Corp.	66,709	1,476,937
Universal Stainless & Alloy Products Inc.[a]	3,212	62,634
Worthington Industries Inc.	17,312	869,409

		40,282,946
MORTGAGE REAL ESTATE INVESTMENT — 0.24%
AG Mortgage Investment Trust Inc.	6,547	119,810
AGNC Investment Corp.	126,409	2,691,248
Annaly Capital Management Inc.[b]	365,582	4,405,263
Anworth Mortgage Asset Corp.	24,759	148,801
Apollo Commercial Real Estate Finance Inc.[b]	28,018	519,734
Arbor Realty Trust Inc.[b]	14,843	123,791
Ares Commercial Real Estate Corp.	9,184	120,218
ARMOUR Residential REIT Inc.	14,247	356,175
Blackstone Mortgage Trust Inc. Class Ab	44,541	1,407,495
Capstead Mortgage Corp.[b]	29,128	303,805
Cherry Hill Mortgage Investment Corp.[b]	2,841	52,473
Chimera Investment Corp.	72,574	1,352,054

Security	Shares	Value
CIM Commercial Trust Corp.	4,244	$67,480
CYS Investments Inc.	56,609	476,082
Dynex Capital Inc.	17,618	125,088
Ellington Residential Mortgage REIT	2,859	41,913
Five Oaks Investment Corp.	5,960	29,085
Great Ajax Corp.	6,670	93,247
Hannon Armstrong Sustainable Infrastructure Capital Inc.	14,351	328,207
Invesco Mortgage Capital Inc.	65,252	1,090,361
Ladder Capital Corp.	56,009	751,081
Manhattan Bridge Capital Inc.[b]	879	5,230
MFA Financial Inc.	162,896	1,366,697
MTGE Investment Corp.	17,057	320,672
New Residential Investment Corp.[b]	123,898	1,927,853
New York Mortgage Trust Inc.[b]	35,473	220,642
Orchid Island Capital Inc.	6,720	66,259
Owens Realty Mortgage Inc.	3,538	60,004
PennyMac Mortgage Investment Trust[c]	15,837	289,659
Redwood Trust Inc.[b]	28,746	489,832
Resource Capital Corp.	10,743	109,256
Starwood Property Trust Inc.[b]	97,669	2,186,809
Sutherland Asset Management Corp.	1,973	29,299
Two Harbors Investment Corp.[b]	152,915	1,515,388
Western Asset Mortgage Capital Corp.	12,514	128,894

		23,319,905
MULTI-UTILITIES — 0.93%
Ameren Corp.	94,305	5,155,654
Avista Corp.	21,438	910,257
Black Hills Corp.	20,071	1,354,190
CenterPoint Energy Inc.	164,054	4,491,799
CMS Energy Corp.	104,586	4,837,103
Consolidated Edison Inc.	114,917	9,287,592
Dominion Energy Inc.	237,480	18,198,092
DTE Energy Co.	68,338	7,229,477
MDU Resources Group Inc.	73,281	1,919,962
NiSource Inc.	121,135	3,071,984
NorthWestern Corp.	16,509	1,007,379
Public Service Enterprise Group Inc.	194,894	8,382,391

70

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
SCANA Corp.	52,986	$3,550,592
Sempra Energy	93,988	10,597,147
Unitil Corp.	4,256	205,607
Vectren Corp.	31,270	1,827,419
WEC Energy Group Inc.	121,363	7,449,261

		89,475,906
MULTILINE RETAIL — 0.36%
Big Lots Inc.	17,120	826,896
Bon-Ton Stores Inc. (The)[a,b]	6,256	2,737
Dillard’s Inc. Class Ab	10,514	606,553
Dollar General Corp.	97,632	7,038,291
Dollar Tree Inc.[a]	89,825	6,280,564
Fred’s Inc. Class A	10,026	92,540
JC Penney Co. Inc.[a,b]	107,400	499,410
Kohl’s Corp.	65,759	2,542,900
Macy’s Inc.	110,109	2,558,933
Nordstrom Inc.	45,791	2,190,183
Ollie’s Bargain Outlet Holdings Inc.[a,b]	17,537	747,076
Sears Holdings Corp.[a,b]	20,681	183,234
Target Corp.	208,296	10,891,798
Tuesday Morning Corp.[a,b]	17,170	32,623

		34,493,738
OIL, GAS & CONSUMABLE FUELS — 4.71%
Abraxas Petroleum Corp.[a]	122,730	198,823
Adams Resources & Energy Inc.	606	24,894
Aemetis Inc.[a]	4,304	5,767
Alon USA Energy Inc.	11,604	154,565
Amyris Inc.[a,b]	13,246	42,122
Anadarko Petroleum Corp.	214,873	9,742,342
Antero Resources Corp.[a,b]	48,685	1,052,083
Apache Corp.	141,842	6,798,487
Approach Resources Inc.[a,b]	42,342	142,693
Arch Coal Inc. Class Ab	13,016	888,993
Barnwell Industries Inc.[a]	747	1,352
Bill Barrett Corp.[a,b]	23,318	71,586
Bonanza Creek Energy Inc.[a]	632	20,041
Cabot Oil & Gas Corp.	187,269	4,696,706
California Resources Corp.[a,b]	18,148	155,165
Callon Petroleum Co.[a,b]	73,185	776,493
Camber Energy Inc.[a,b]	24,191	6,241
Carrizo Oil & Gas Inc.[a]	24,062	419,160

Security	Shares	Value
Centennial Resource Development Inc./DE Class Aa	52,123	$824,586
Centrus Energy Corp.[a]	2,860	12,012
Cheniere Energy Inc.[a]	94,067	4,582,004
Chesapeake Energy Corp.[a,b]	267,830	1,331,115
Chevron Corp.	720,638	75,184,163
Cimarex Energy Co.	35,093	3,299,093
Clean Energy Fuels Corp.[a,b]	45,166	114,722
Cloud Peak Energy Inc.[a]	25,079	88,529
Cobalt International Energy Inc.[a,b]	1,134	2,801
Comstock Resources Inc.[a,b]	12,674	89,605
Concho Resources Inc.[a]	56,878	6,912,383
ConocoPhillips	472,491	20,770,704
CONSOL Energy Inc.[a]	70,723	1,056,602
Contango Oil & Gas Co.[a]	32,055	212,845
Continental Resources Inc./OKa,b	34,666	1,120,752
CVR Energy Inc.	197	4,287
Delek U.S. Holdings Inc.	23,839	630,303
Denbury Resources Inc.[a]	139,016	212,694
Devon Energy Corp.	202,720	6,480,958
Diamondback Energy Inc.[a,b]	38,191	3,391,743
Earthstone Energy Inc. Class Aa,b	13,067	130,801
Eclipse Resources Corp.[a,b]	63,195	180,738
Energen Corp.[a]	35,600	1,757,572
Energy XXI Gulf Coast Inc.[a]	24,120	447,908
EOG Resources Inc.	219,492	19,868,416
EP Energy Corp. Class Aa,b	30,898	113,087
EQT Corp.[b]	63,733	3,734,116
Erin Energy Corp.[a,b]	69,645	100,985
Evolution Petroleum Corp.	52,624	426,254
EXCO Resources Inc.[a]	3,292	8,724
Extraction Oil & Gas Inc.[a,b]	20,086	270,157
Exxon Mobil Corp.	1,612,941	130,212,727
Gastar Exploration Inc.[a,b]	132,822	122,993
Gener8 Maritime Inc.[a,b]	45,314	257,837
Gevo Inc.[a,b]	4,180	2,880
Green Plains Inc.	24,038	493,981
Gulfport Energy Corp.[a]	58,993	870,147
Halcon Resources Corp.[a,b]	16,977	77,076

71

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Hallador Energy Co.	6,839	$53,139
Harvest Natural Resources Inc.[a,d]	8,626	7,505
Hess Corp.	99,893	4,382,306
HollyFrontier Corp.	68,700	1,887,189
Houston American Energy Corp.[a,b]	14,551	10,913
International Seaways Inc.[a]	21,203	459,469
Isramco Inc.[a,b]	145	16,588
Jones Energy Inc. Class Aa,b	45,324	72,518
Kinder Morgan Inc./DE	731,137	14,008,585
Kosmos Energy Ltd.[a,b]	62,427	400,157
Laredo Petroleum Inc.[a,b]	61,807	650,210
Marathon Oil Corp.	316,174	3,746,662
Marathon Petroleum Corp.	196,577	10,286,874
Matador Resources Co.[a,b]	38,607	825,032
Murphy Oil Corp.	56,620	1,451,171
Newfield Exploration Co.[a]	80,124	2,280,329
Noble Energy Inc.	170,150	4,815,245
Northern Oil and Gas Inc.[a,b]	673	942
Oasis Petroleum Inc.[a,b]	91,172	733,935
Occidental Petroleum Corp.	289,835	17,352,421
ONEOK Inc.	144,663	7,545,622
Overseas Shipholding Group Inc. Series Aa	1,987	5,285
Pacific Ethanol Inc.[a,b]	21,635	135,219
Panhandle Oil and Gas Inc. Class A	20,764	479,648
Par Pacific Holdings Inc.[a]	8,912	160,772
Parsley Energy Inc. Class Aa	79,932	2,218,113
PBF Energy Inc. Class A	38,084	847,750
PDC Energy Inc.[a,b]	24,593	1,060,204
Peabody Energy Corp.[a]	37,497	916,802
PEDEVCO Corp.[a]	1,000	644
PetroQuest Energy Inc.[a]	35,111	69,520
Phillips 66	166,281	13,749,776
Pioneer Natural Resources Co.	65,188	10,402,701
PrimeEnergy Corp.[a]	174	8,013
QEP Resources Inc.[a]	86,041	869,014
Range Resources Corp.[b]	69,913	1,619,884
Renewable Energy Group Inc.[a,b]	28,095	363,830
Resolute Energy Corp.[a,b]	6,371	189,665
REX American Resources Corp.[a,b]	3,880	374,653

Security	Shares	Value
Rex Energy Corp.[a,b]	10,163	$29,371
Rice Energy Inc.[a]	25,596	681,621
Ring Energy Inc.[a,b]	37,509	487,617
RSP Permian Inc.[a]	41,038	1,324,296
Sanchez Energy Corp.[a,b]	17,590	126,296
SandRidge Energy Inc.[a]	10,662	183,493
SemGroup Corp. Class A	23,232	627,264
SM Energy Co.	38,801	641,381
Southwestern Energy Co.[a]	173,456	1,054,612
SRC Energy Inc.[a,b]	76,291	513,438
Targa Resources Corp.	84,599	3,823,875
Tellurian Inc.[a,b]	17,805	178,584
Tesoro Corp.	54,761	5,125,630
Torchlight Energy Resources Inc.[a,b]	83,311	138,296
TransAtlantic Petroleum Ltd.[a]	68,819	82,583
U.S. Energy Corp. Wyoming[a]	658	454
Uranium Energy Corp.[a,b]	154,451	245,577
Uranium Resources Inc.[a,b]	577	860
VAALCO Energy Inc.[a]	146,440	136,921
Valero Energy Corp.	168,391	11,359,657
Vertex Energy Inc.[a,b]	6,665	7,132
W&T Offshore Inc.[a]	953	1,868
Westmoreland Coal Co.[a,b]	6,709	32,673
Whiting Petroleum Corp.[a,b]	98,612	543,352
Williams Companies Inc. (The)	317,587	9,616,534
World Fuel Services Corp.	27,099	1,041,957
WPX Energy Inc.[a]	145,304	1,403,637
Yuma Energy Inc.[a,b]	729	678
Zion Oil & Gas Inc.[a,b]	93,389	320,324

		454,784,099
PAPER & FOREST PRODUCTS — 0.06%
Boise Cascade Co.[a,b]	14,093	428,427
Clearwater Paper Corp.[a]	6,829	319,256
Deltic Timber Corp.	3,695	275,869
Domtar Corp.	25,063	962,920
KapStone Paper and Packaging Corp.	33,999	701,399
Louisiana-Pacific Corp.[a]	53,123	1,280,796
Mercer International Inc.	16,629	191,234
Neenah Paper Inc.	6,694	537,193
PH Glatfelter Co.	16,669	325,712
Rentech Inc.[a]	6,570	2,976

72

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Resolute Forest Products Inc.[a,b]	45,039	$198,172
Schweitzer-Mauduit International Inc.	11,078	412,434

		5,636,388
PERSONAL PRODUCTS — 0.19%
Avon Products Inc.[a]	164,371	624,610
CCA Industries Inc.[a]	3,228	10,975
Coty Inc. Class A	181,368	3,402,464
Cyanotech Corp.[a]	812	2,923
DS Healthcare Group Inc.[a]	2,605	300
Edgewell Personal Care Co.[a]	21,659	1,646,517
elf Beauty Inc.[a]	10,169	276,698
Estee Lauder Companies Inc. (The) Class A	83,336	7,998,589
Female Health Co. (The)[a]	7,753	8,141
Herbalife Ltd.[a,b]	28,314	2,019,638
Inter Parfums Inc.	6,761	247,791
Lifevantage Corp.[a,b]	6,087	26,357
Mannatech Inc.	256	4,070
Medifast Inc.	3,494	144,896
MYOS RENS Technology Inc.[a]	307	559
Natural Alternatives International Inc.[a]	880	8,800
Natural Health Trends Corp.[b]	3,198	89,064
Nature’s Sunshine Products Inc.	3,436	45,527
Nu Skin Enterprises Inc. Class A	21,037	1,321,965
Nutraceutical International Corp.	3,332	138,778
Reliv International Inc.[a]	258	2,268
Revlon Inc. Class Aa,b	3,729	88,377
United-Guardian Inc.	6,532	100,919
USANA Health Sciences Inc.[a,b]	6,429	412,099

		18,622,325
PHARMACEUTICALS — 4.39%
AcelRx Pharmaceuticals Inc.[a,b]	11,153	23,979
Aclaris Therapeutics Inc.[a,b]	7,224	195,915
Adamis Pharmaceuticals Corp.[a,b]	4,222	21,954
Aerie Pharmaceuticals Inc.[a,b]	11,334	595,602
Agile Therapeutics Inc.[a]	17,180	64,425
Akorn Inc.[a]	37,658	1,263,049
Alimera Sciences Inc.[a,b]	69,310	96,341
Allergan PLC	127,493	30,992,273

Security	Shares	Value
Amphastar Pharmaceuticals Inc.[a]	17,486	$312,300
Ampio Pharmaceuticals Inc.[a,b]	101,259	52,766
ANI Pharmaceuticals Inc.[a,b]	3,652	170,914
Apricus Biosciences Inc.[a]	1,280	1,446
Aradigm Corp.[a]	3,707	5,004
Aratana Therapeutics Inc.[a,b]	17,163	124,089
Assembly Biosciences Inc.[a,b]	17,377	358,835
Axsome Therapeutics Inc.[a]	6,562	36,091
Bio-Path Holdings Inc.[a,b]	32,091	12,458
BioDelivery Sciences International Inc.[a,b]	45,299	126,837
BioPharmX Corp.[a,b]	3,675	1,760
Bristol-Myers Squibb Co.	627,634	34,971,767
Catalent Inc.[a]	49,074	1,722,497
Cempra Inc.[a]	27,432	126,187
Cerecor Inc.[a,b]	2,965	1,719
Collegium Pharmaceutical Inc.[a,b]	13,203	165,170
ContraVir Pharmaceuticals Inc.[a,b]	27,373	15,876
Corcept Therapeutics Inc.[a,b]	41,030	484,154
Corium International Inc.[a,b]	4,374	32,630
CorMedix Inc.[a]	13,939	5,971
Cumberland Pharmaceuticals Inc.[a]	4,286	30,302
Cymabay Therapeutics Inc.[a]	7,066	40,700
Depomed Inc.[a,b]	24,750	265,815
Dermira Inc.[a,b]	10,670	310,924
DURECT Corp.[a]	41,093	64,105
Egalet Corp.[a,b]	23,554	55,823
Eli Lilly & Co.	370,109	30,459,971
Endo International PLC[a]	72,512	809,959
Endocyte Inc.[a,b]	77,124	115,686
Evoke Pharma Inc.[a,b]	28,268	72,366
EyeGate Pharmaceuticals Inc.[a,b]	635	870
Flex Pharma Inc.[a,b]	11,307	43,532
Heska Corp.[a]	3,081	314,478
Horizon Pharma PLC[a]	65,950	782,827
Impax Laboratories Inc.[a]	28,715	462,312
Imprimis Pharmaceuticals Inc.[a,b]	25,107	80,342
Innoviva Inc.[a]	31,570	404,096
Intersect ENT Inc.[a]	9,795	273,770

73

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Intra-Cellular Therapies Inc.[a,b]	14,715	$182,760
Jaguar Animal Health Inc.[a,b]	70,425	37,318
Jazz Pharmaceuticals PLC[a,b]	23,712	3,687,216
Johnson & Johnson	1,025,984	135,727,423
Juniper Pharmaceuticals Inc.[a]	9,878	49,884
KemPharm Inc.[a]	2,703	10,812
Lannett Co. Inc.[a,b]	13,846	282,458
Lipocine Inc.[a,b]	31,294	125,802
Mallinckrodt PLC[a]	41,051	1,839,495
Marinus Pharmaceuticals Inc.[a,b]	97,707	133,859
Medicines Co. (The)[a]	31,037	1,179,716
Merck & Co. Inc.	1,040,018	66,654,754
Mylan NVa	173,188	6,723,158
MyoKardia Inc.[a]	6,615	86,657
Nektar Therapeutics[a]	62,429	1,220,487
Neos Therapeutics Inc.[a,b]	26,817	195,764
NovaBay Pharmaceuticals Inc.[a,b]	657	2,529
Novus Therapeutics Inc.[a,b]	317	1,854
Ocera Therapeutics Inc.[a,b]	18,315	21,245
Ocular Therapeutix Inc.[a,b]	16,737	155,152
Omeros Corp.[a,b]	21,131	420,613
Orexigen Therapeutics Inc.[a,b]	3,844	11,148
Pacira Pharmaceuticals Inc./DEa	13,161	627,780
Pain Therapeutics Inc.[a]	2,203	9,076
Paratek Pharmaceuticals Inc.[a]	6,630	159,783
Pernix Therapeutics Holdings Inc.[a,b]	24,539	98,647
Perrigo Co. PLC	54,676	4,129,132
Pfizer Inc.	2,269,743	76,240,667
Phibro Animal Health Corp. Series A	10,014	371,019
PLx Pharma Inc.[a,b]	348	2,140
Prestige Brands Holdings Inc.[a]	20,693	1,092,797
ProPhase Labs Inc.[a,b]	6,973	14,574
Pulmatrix Inc.[a,b]	155	374
Reata Pharmaceuticals Inc. Series Aa,b	3,134	99,160
Repros Therapeutics Inc.[a]	11,099	5,106
Revance Therapeutics Inc.[a,b]	14,611	385,730
Ritter Pharmaceuticals Inc.[a,b]	70,219	39,323
SciClone Pharmaceuticals Inc.[a]	17,071	187,781

Security	Shares	Value
SCYNEXIS Inc.[a]	35,237	$63,074
Sonoma Pharmaceuticals Inc.[a,b]	2,581	17,086
Sucampo Pharmaceuticals Inc. Class Aa,b	6,175	64,838
Supernus Pharmaceuticals Inc.[a]	20,331	876,266
Teligent Inc.[a,b]	25,265	231,175
Tetraphase Pharmaceuticals Inc.[a,b]	41,462	295,624
TherapeuticsMD Inc.[a,b]	58,304	307,262
Theravance Biopharma Inc.[a,b]	17,230	686,443
Titan Pharmaceuticals Inc.[a,b]	6,912	13,133
VIVUS Inc.[a]	55,906	68,205
WaVe Life Sciences Ltd.[a]	3,946	73,396
Zoetis Inc.	184,879	11,532,752
Zogenix Inc.[a,b]	20,492	297,134
Zynerba Pharmaceuticals Inc.[a]	4,421	75,024

		423,384,492
PROFESSIONAL SERVICES — 0.42%
Acacia Research Corp.[a]	8,453	34,657
Advisory Board Co. (The)[a]	14,783	761,324
Barrett Business Services Inc.	3,185	182,469
CBIZ Inc.[a,b]	18,057	270,855
CDI Corp.[a]	6,222	36,399
CRA International Inc.	3,431	124,614
DLH Holdings Corp.[a]	819	4,414
Dun & Bradstreet Corp. (The)	13,812	1,493,768
Equifax Inc.	46,172	6,344,956
Exponent Inc.	10,075	587,372
Franklin Covey Co.[a,b]	6,155	118,792
FTI Consulting Inc.[a]	14,798	517,338
GEE Group Inc.[a]	802	4,146
GP Strategies Corp.[a]	6,715	177,276
Heidrick & Struggles International Inc.	6,786	147,596
Hill International Inc.[a,b]	14,782	76,866
Hudson Global Inc.	11,112	14,890
Huron Consulting Group Inc.[a,b]	7,635	329,832
ICF International Inc.[a,b]	7,019	330,595
IHS Markit Ltd.[a]	124,698	5,491,700
Insperity Inc.	6,547	464,837
Kelly Services Inc. Class A	10,686	239,901
Kforce Inc.	9,819	192,452
Korn/Ferry International	21,211	732,416

74

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Lightbridge Corp.[a,b]	2,675	$4,628
ManpowerGroup Inc.	27,335	3,051,953
Marathon Patent Group Inc.[a]	4,257	1,609
Mastech Digital Inc.[a]	634	4,108
Mistras Group Inc.[a]	6,377	140,103
Navigant Consulting Inc.[a]	17,517	346,136
Nielsen Holdings PLC	131,643	5,089,318
On Assignment Inc.[a]	17,753	961,325
Pendrell Corp.[a]	4,017	29,043
RCM Technologies Inc.[a]	3,792	19,150
Resources Connection Inc.	13,868	189,992
Robert Half International Inc.	48,910	2,344,256
RPX Corp.[a]	20,605	287,440
Spherix Inc.[a]	238	619
TransUnion[a]	48,904	2,118,032
TriNet Group Inc.[a]	16,714	547,216
TrueBlue Inc.[a]	14,796	392,094
Verisk Analytics Inc. Class Aa	59,064	4,983,230
Volt Information Sciences Inc.[a,b]	3,647	14,406
WageWorks Inc.[a]	13,710	921,312
Willdan Group Inc.[a,b]	3,191	97,485

		40,222,920
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.14%
Alexander & Baldwin Inc.	17,260	714,219
Altisource Portfolio Solutions SAa,b	4,049	88,349
American Realty Investors Inc.[a]	779	6,793
CBRE Group Inc. Class Aa	114,896	4,182,214
CKX Lands Inc.	229	2,634
Consolidated-Tomoka Land Co.	2,753	156,783
Forestar Group Inc.[a]	9,202	157,814
FRP Holdings Inc.[a]	2,775	128,066
Griffin Industrial Realty Inc.	642	20,140
HFF Inc. Class A	13,614	473,359
Howard Hughes Corp. (The)[a,b]	13,837	1,699,737
Income Opportunity Realty Investors Inc.[a]	108	1,015
InterGroup Corp. (The)[a]	126	3,276
Jones Lang LaSalle Inc.	16,243	2,030,375
JW Mays Inc.[a]	106	3,763
Kennedy-Wilson Holdings Inc.	35,111	668,865
Marcus & Millichap Inc.[a,b]	4,305	113,480
Maui Land & Pineapple Co. Inc.[a,b]	3,167	64,290

Security	Shares	Value
RE/MAX Holdings Inc. Class A	6,722	$376,768
Realogy Holdings Corp.	52,891	1,716,313
RMR Group Inc. (The) Class A	2,891	140,647
St. Joe Co. (The)[a,b]	25,001	468,769
Stratus Properties Inc.	2,757	81,056
Tejon Ranch Co.[a,b]	6,199	127,947
Transcontinental Realty Investors Inc.[a,b]	269	7,233

		13,433,905
ROAD & RAIL — 0.89%
AMERCO	2,853	1,044,369
ArcBest Corp.	9,687	199,552
Avis Budget Group Inc.[a]	35,327	963,367
Celadon Group Inc.[b]	97,375	306,731
Covenant Transportation Group Inc. Class Aa,b	4,118	72,189
CSX Corp.	350,403	19,117,988
Genesee & Wyoming Inc. Class Aa	21,154	1,446,722
Heartland Express Inc.	13,764	286,567
Hertz Global Holdings Inc.[a,b]	22,178	255,047
JB Hunt Transport Services Inc.	34,091	3,115,236
Kansas City Southern	40,763	4,265,848
Knight Transportation Inc.	23,519	871,379
Landstar System Inc.	14,898	1,275,269
Marten Transport Ltd.	40	1,096
Norfolk Southern Corp.	109,222	13,292,317
Old Dominion Freight Line Inc.	25,131	2,393,476
PAM Transportation Services Inc.[a]	673	12,753
Patriot Transportation Holding Inc.[a]	681	12,169
Roadrunner Transportation Systems Inc.[a]	11,073	80,501
Ryder System Inc.	20,508	1,476,166
Saia Inc.[a]	9,759	500,637
Schneider National Inc. Class B	17,331	387,694
Swift Transportation Co.[a,b]	31,709	840,289
Union Pacific Corp.	306,147	33,342,470
Universal Logistics Holdings Inc.	3,283	49,245
USA Truck Inc.[a]	3,354	29,046
Werner Enterprises Inc.	17,283	507,256
YRC Worldwide Inc.[a]	13,029	144,882

		86,290,261

75

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.25%
Adesto Technologies Corp.[a,b]	2,761	$12,563
Advanced Energy Industries Inc.[a]	16,901	1,093,326
Advanced Micro Devices Inc.[a,b]	293,513	3,663,042
Aehr Test Systems[a,b]	6,075	22,781
Alpha & Omega Semiconductor Ltd.[a]	27	450
Amkor Technology Inc.[a]	66,343	648,171
Amtech Systems Inc.[a]	3,629	30,629
Analog Devices Inc.	138,395	10,767,131
Applied Materials Inc.	412,524	17,041,366
Axcelis Technologies Inc.[a,b]	10,544	220,897
AXT Inc.[a,b]	13,705	87,027
Broadcom Ltd.	152,961	35,647,561
Brooks Automation Inc.	27,217	590,337
Cabot Microelectronics Corp.	14,227	1,050,379
Cavium Inc.[a,b]	24,722	1,535,978
CEVA Inc.[a]	7,211	327,740
Cirrus Logic Inc.[a]	23,813	1,493,551
Cohu Inc.	9,766	153,717
Cree Inc.[a,b]	38,253	942,936
CVD Equipment Corp.[a,b]	2,737	30,299
Cyberoptics Corp.[a,b]	3,168	65,419
Cypress Semiconductor Corp.	135,131	1,844,538
Diodes Inc.[a]	14,115	339,183
DSP Group Inc.[a]	26	302
Entegris Inc.[a]	52,921	1,161,616
First Solar Inc.[a]	28,688	1,144,077
FormFactor Inc.[a,b]	27,494	340,926
GSI Technology Inc.[a,b]	7,075	55,609
Inphi Corp.[a,b]	13,951	478,519
Integrated Device Technology Inc.[a]	51,478	1,327,618
Intel Corp.	1,792,706	60,485,900
Intermolecular Inc.[a]	10,333	9,610
inTEST Corp.[a]	3,266	21,882
IXYS Corp.	9,739	160,207
KLA-Tencor Corp.	59,905	5,481,907
Kopin Corp.[a]	23,652	87,749
Kulicke & Soffa Industries Inc.[a]	26,982	513,198
Lam Research Corp.	63,013	8,911,929

Security	Shares	Value
Lattice Semiconductor Corp.[a]	44,506	$296,410
MACOM Technology Solutions Holdings Inc.[a,b]	10,477	584,302
Marvell Technology Group Ltd.	176,953	2,923,264
Maxim Integrated Products Inc.	107,335	4,819,341
MaxLinear Inc.[a]	20,666	576,375
Microchip Technology Inc.	88,274	6,812,987
Micron Technology Inc.[a]	401,281	11,982,251
Microsemi Corp.[a]	42,543	1,991,012
MKS Instruments Inc.	23,779	1,600,327
Monolithic Power Systems Inc.	17,518	1,688,735
MoSys Inc.[a,b]	2,652	4,535
Nanometrics Inc.[a]	9,625	243,416
NeoPhotonics Corp.[a,b]	10,462	80,767
NVE Corp.	2,596	199,892
NVIDIA Corp.	227,854	32,938,574
ON Semiconductor Corp.[a]	154,109	2,163,690
PDF Solutions Inc.[a]	10,227	168,234
Photronics Inc.[a,b]	24,539	230,667
Pixelworks Inc.[a,b]	10,221	46,914
Power Integrations Inc.	15,241	1,111,069
Qorvo Inc.[a,b]	48,355	3,061,839
QUALCOMM Inc.	564,898	31,193,668
QuickLogic Corp.[a,b]	24,104	35,192
Rambus Inc.[a]	41,672	476,311
Rubicon Technology Inc.[a]	842	7,797
Rudolph Technologies Inc.[a]	11,135	254,435
Semtech Corp.[a]	24,262	867,366
Sevcon Inc.[a,b]	777	10,412
Sigma Designs Inc.[a]	13,858	81,069
Silicon Laboratories Inc.[a]	14,281	976,106
Skyworks Solutions Inc.	70,226	6,738,185
SolarEdge Technologies Inc.[a,b]	2,892	57,840
SunPower Corp.[a,b]	9,972	93,138
Synaptics Inc.[a,b]	13,929	720,269
Teradyne Inc.	76,430	2,295,193
Texas Instruments Inc.	381,650	29,360,334
Trio-Tech International[a]	311	1,549
Ultra Clean Holdings Inc.[a]	13,136	246,300
Veeco Instruments Inc.[a]	17,437	485,620
Versum Materials Inc.	41,189	1,338,642
Xcerra Corp.[a]	20,714	202,376
Xilinx Inc.	94,080	6,051,226

76

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Xperi Corp.	20,407	$608,129

		313,415,828
SOFTWARE — 4.81%
8x8 Inc.[a]	33,936	493,769
A10 Networks Inc.[a]	14,208	119,916
ACI Worldwide Inc.[a]	44,455	994,458
Activision Blizzard Inc.	266,971	15,369,520
Adobe Systems Inc.[a]	188,936	26,723,108
Agilysys Inc.[a]	6,307	63,827
American Software Inc./GA Class A	10,251	105,483
ANSYS Inc.[a,b]	32,209	3,919,191
Aspen Technology Inc.[a]	31,158	1,721,791
Asure Software Inc.[a]	3,249	47,468
Autodesk Inc.[a]	73,401	7,400,289
Aware Inc./MAa	6,975	35,921
Barracuda Networks Inc.[a]	7,779	179,384
Blackbaud Inc.[b]	17,596	1,508,857
Bottomline Technologies de Inc.[a]	14,003	359,737
BroadSoft Inc.[a,b]	10,847	466,963
Bsquare Corp.[a]	3,784	21,190
CA Inc.	121,178	4,177,006
Cadence Design Systems Inc.[a]	112,300	3,760,927
Callidus Software Inc.[a,b]	21,413	518,195
CDK Global Inc.	58,705	3,643,232
Citrix Systems Inc.[a]	59,670	4,748,539
CommVault Systems Inc.[a]	14,809	835,968
Datawatch Corp.[a]	3,591	33,396
Dell Technologies Inc. Class Va	51,284	3,133,965
Digimarc Corp.[a,b]	3,446	138,357
Digital Turbine Inc.[a,b]	20,200	20,806
Document Security Systems Inc.[a]	9,617	7,405
Ebix Inc.[b]	10,201	549,834
Electronic Arts Inc.[a]	117,710	12,444,301
Ellie Mae Inc.[a,b]	14,279	1,569,405
EnerNOC Inc.[a]	10,584	82,026
Evolving Systems Inc.	3,574	18,406
Exa Corp.[a,b]	3,744	51,667
Fair Isaac Corp.	11,110	1,548,845
FalconStor Software Inc.[a]	14,199	3,685
Finjan Holdings Inc.[a]	2,817	9,240

Security	Shares	Value
FireEye Inc.[a,b]	65,612	$997,959
FORM Holdings Corp.[a,b]	4,383	7,232
Fortinet Inc.[a]	55,193	2,066,426
Gigamon Inc.[a,b]	10,628	418,212
GlobalSCAPE Inc.	6,279	33,216
Glu Mobile Inc.[a]	44,399	110,997
GSE Systems Inc.[a]	4,175	12,316
Guidance Software Inc.[a]	7,104	46,957
Guidewire Software Inc.[a,b]	27,343	1,878,738
HubSpot Inc.[a]	12,755	838,641
Imperva Inc.[a]	10,520	503,382
Intelligent Systems Corp.[a]	2,626	9,532
Intuit Inc.	93,549	12,424,243
Majesco[a,b]	2,748	13,548
Mam Software Group Inc.[a]	3,717	24,718
Manhattan Associates Inc.[a]	27,527	1,322,948
Microsoft Corp.	2,944,339	202,953,287
MicroStrategy Inc. Class Aa	3,531	676,787
Mitek Systems Inc.[a,b]	10,662	89,561
MobileIron Inc.[a]	14,625	88,481
Model N Inc.[a]	7,644	101,665
Monotype Imaging Holdings Inc.	14,703	269,065
NetSol Technologies Inc.[a]	3,562	14,070
Nuance Communications Inc.[a]	95,067	1,655,116
NXT-ID Inc.[a,b]	250	472
Oracle Corp.	1,148,750	57,598,325
Park City Group Inc.[a,b]	6,058	73,605
Paycom Software Inc.[a,b]	14,034	960,066
Paylocity Holding Corp.[a,b]	7,447	336,455
Pegasystems Inc.	13,696	799,162
PolarityTE Inc.[a,b]	297	6,864
Progress Software Corp.	18,133	560,128
Proofpoint Inc.[a,b]	19,773	1,716,890
PROS Holdings Inc.[a,b]	9,731	266,532
PTC Inc.[a]	42,357	2,334,718
QAD Inc.	244	6,551
QAD Inc. Class A	3,477	111,438
Qualys Inc.[a]	9,925	404,940
Rapid7 Inc.[a]	3,236	54,462
RealNetworks Inc.[a,b]	9,840	42,607
RealPage Inc.[a]	20,485	736,436
Red Hat Inc.[a]	68,818	6,589,323
RingCentral Inc. Class Aa,b	21,487	785,350

77

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Rosetta Stone Inc.[a]	6,769	$72,970
Rubicon Project Inc. (The)[a]	7,641	39,275
salesforce.com Inc.[a]	255,603	22,135,220
Seachange International Inc.[a]	13,252	35,250
SecureWorks Corp. Class Aa,b	3,610	33,537
ServiceNow Inc.[a]	65,817	6,976,602
Silver Spring Networks Inc.[a,b]	13,864	156,386
SITO Mobile Ltd.[a,b]	6,791	25,195
Smith Micro Software Inc.[a]	4,195	6,125
Sonic Foundry Inc.[a]	760	2,956
Splunk Inc.[a,b]	55,324	3,147,382
SS&C Technologies Holdings Inc.	71,162	2,733,332
Symantec Corp.	237,127	6,698,838
Synchronoss Technologies Inc.[a]	14,559	239,496
Synopsys Inc.[a]	56,429	4,115,367
Tableau Software Inc. Class Aa,b	20,712	1,269,024
Take-Two Interactive Software Inc.[a]	39,682	2,911,865
Telenav Inc.[a]	10,569	85,609
TiVo Corp.	44,598	831,753
Tyler Technologies Inc.[a]	13,044	2,291,439
Ultimate Software Group Inc. (The)[a,b]	10,630	2,232,938
Upland Software Inc.[a,b]	801	17,614
Varonis Systems Inc.[a]	6,211	231,049
VASCO Data Security International Inc.[a,b]	10,684	153,315
Verint Systems Inc.[a]	23,856	970,939
VirnetX Holding Corp.[a,b]	17,689	80,485
VMware Inc. Class Aa,b	27,855	2,435,363
Workday Inc. Class Aa,b	51,342	4,980,174
Workiva Inc.[a,b]	7,146	136,131
Zedge Inc. Class Ba	2,764	6,108
Zendesk Inc.[a,b]	31,243	867,931
Zix Corp.[a,b]	20,829	118,517
Zynga Inc. Class Aa	281,525	1,024,751

		463,830,434
SPECIALTY RETAIL — 2.13%
Aaron’s Inc.	24,221	942,197
Abercrombie & Fitch Co. Class A	22,818	283,856
Advance Auto Parts Inc.	27,725	3,232,458

Security	Shares	Value
America’s Car-Mart Inc./TXa,b	3,395	$132,065
American Eagle Outfitters Inc.	76,534	922,235
Appliance Recycling Centers of America Inc.[a]	869	695
Asbury Automotive Group Inc.[a]	7,762	438,941
Ascena Retail Group Inc.[a,b]	27,171	58,418
AutoNation Inc.[a,b]	17,846	752,387
AutoZone Inc.[a,b]	10,959	6,251,671
Barnes & Noble Education Inc.[a]	14,192	150,861
Barnes & Noble Inc.	23,577	179,185
bebe stores Inc.[a,b]	1,139	6,766
Bed Bath & Beyond Inc.	58,934	1,791,594
Best Buy Co. Inc.	101,509	5,819,511
Big 5 Sporting Goods Corp.	5,881	76,747
Boot Barn Holdings Inc.[a,b]	6,086	43,089
Buckle Inc. (The)	21,680	385,904
Build-A-Bear Workshop Inc.[a,b]	13,837	144,597
Burlington Stores Inc.[a,b]	25,246	2,322,380
Cabela’s Inc.[a]	17,710	1,052,328
Caleres Inc.	18,326	509,096
Camping World Holdings Inc. Class A	10,772	332,316
CarMax Inc.[a,b]	72,961	4,600,921
Cato Corp. (The) Class A	14,690	258,397
Chico’s FAS Inc.	49,394	465,291
Children’s Place Inc. (The)	7,246	739,817
Christopher & Banks Corp.[a]	13,853	18,147
Citi Trends Inc.	6,258	132,795
Conn’s Inc.[a,b]	10,202	194,858
Container Store Group Inc. (The)[a,b]	6,852	40,564
Destination Maternity Corp.[a]	6,140	19,894
Destination XL Group Inc.[a,b]	17,173	40,357
Dick’s Sporting Goods Inc.	34,015	1,354,817
DSW Inc. Class A	34,804	616,031
Express Inc.[a]	27,135	183,161
Finish Line Inc. (The) Class A	11,018	156,125
Five Below Inc.[a]	20,635	1,018,750
Foot Locker Inc.	52,164	2,570,642
Francesca’s Holdings Corp.[a]	16,352	178,891
GameStop Corp. Class A	36,414	786,907
Gap Inc. (The)	86,496	1,902,047
Genesco Inc.[a]	5,901	200,044

78

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
GNC Holdings Inc. Class Ab	23,099	$194,725
Group 1 Automotive Inc.	7,545	477,749
Guess? Inc.	24,097	307,960
Haverty Furniture Companies Inc.	7,169	179,942
Hibbett Sports Inc.[a,b]	7,798	161,808
Home Depot Inc. (The)	455,042	69,803,443
Kirkland’s Inc.[a]	6,272	64,476
L Brands Inc.	90,964	4,902,050
Lithia Motors Inc. Class A	10,349	975,186
Lowe’s Companies Inc.	327,883	25,420,769
Lumber Liquidators Holdings Inc.[a,b]	10,339	259,095
MarineMax Inc.[a,b]	9,809	191,766
Michaels Companies Inc. (The)[a]	38,271	708,779
Monro Muffler Brake Inc.	13,045	544,629
Murphy USA Inc.[a,b]	13,370	990,851
New York & Co. Inc.[a]	13,241	18,273
O’Reilly Automotive Inc.[a]	35,417	7,747,115
Office Depot Inc.	204,624	1,154,079
Party City Holdco Inc.[a,b]	7,790	121,913
Penske Automotive Group Inc.	14,567	639,637
Perfumania Holdings Inc.[a]	3,311	5,629
Pier 1 Imports Inc.	31,659	164,310
Rent-A-Center Inc./TX	20,194	236,674
RHa,b	11,142	718,882
Ross Stores Inc.	149,028	8,603,386
Sally Beauty Holdings Inc.[a,b]	55,434	1,122,538
Sears Hometown and Outlet Stores Inc.[a,b]	4,111	11,100
Select Comfort Corp.[a]	17,670	627,108
Shoe Carnival Inc.	27	564
Signet Jewelers Ltd.	27,348	1,729,487
Sonic Automotive Inc. Class A	10,632	206,792
Sportsman’s Warehouse Holdings Inc.[a,b]	10,837	58,520
Stage Stores Inc.	11,246	23,392
Staples Inc.	243,982	2,456,899
Stein Mart Inc.	44	74
Tailored Brands Inc.	17,628	196,728
Tandy Leather Factory Inc.[a]	2,855	25,409
Tiffany & Co.	41,510	3,896,544
Tile Shop Holdings Inc.	10,504	216,908

Security	Shares	Value
Tilly’s Inc. Class A	5,843	$59,306
TJX Companies Inc. (The)	247,276	17,845,909
Tractor Supply Co.	49,503	2,683,558
Trans World Entertainment Corp.[a]	4,121	6,800
Ulta Salon Cosmetics & Fragrance Inc.[a]	21,811	6,267,173
Urban Outfitters Inc.[a,b]	32,048	594,170
Vitamin Shoppe Inc.[a,b]	9,882	115,125
West Marine Inc.	6,684	85,889
Williams-Sonoma Inc.	31,187	1,512,569
Winmark Corp.	359	46,293
Zumiez Inc.[a]	3,578	44,188

		205,733,922
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.47%
3D Systems Corp.[a,b]	39,024	729,749
Apple Inc.	1,987,812	286,284,684
AstroNova Inc.	2,698	35,344
Avid Technology Inc.[a,b]	11,107	58,423
Concurrent Computer Corp.	3,190	21,501
CPI Card Group Inc.	6,246	17,801
Cray Inc.[a]	14,608	268,787
Crossroads Systems Inc.[a]	157	305
Diebold Nixdorf Inc.	27,176	760,928
Eastman Kodak Co.[a,b]	14,072	128,055
Electronics For Imaging Inc.[a,b]	17,505	829,387
Hewlett Packard Enterprise Co.	633,126	10,503,560
HP Inc.	652,210	11,400,631
Immersion Corp.[a,b]	10,536	95,667
Intevac Inc.[a,b]	7,676	85,204
ITUS Corp.[a,b]	4,820	5,543
NCR Corp.[a]	46,069	1,881,458
NetApp Inc.	102,128	4,090,226
Pure Storage Inc. Class Aa,b	25,218	323,042
Quantum Corp.[a]	12,488	97,531
Seagate Technology PLC	111,976	4,339,070
Super Micro Computer Inc.[a]	13,812	340,466
TransAct Technologies Inc.	3,336	28,356
USA Technologies Inc.[a,b]	13,671	71,089
Western Digital Corp.	110,692	9,807,311
Xerox Corp.	88,601	2,545,507
Xplore Technologies Corp.[a]	3,610	7,039

		334,756,664

79

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.70%
Carter’s Inc.	18,264	$1,624,583
Charles & Colvard Ltd.[a,b]	10,279	9,457
Cherokee Inc.[a]	3,384	23,519
Coach Inc.	108,797	5,150,450
Columbia Sportswear Co.	10,532	611,488
Crocs Inc.[a]	27,698	213,552
Crown Crafts Inc.	3,503	24,171
Culp Inc.	13	423
Deckers Outdoor Corp.[a]	11,276	769,700
Delta Apparel Inc.[a,b]	2,880	63,878
Differential Brands Group Inc.[a]	239	478
Forward Industries Inc.[a]	4,114	4,361
Fossil Group Inc.[a,b]	10,226	105,839
G-III Apparel Group Ltd.[a,b]	14,537	362,698
Hanesbrands Inc.	142,289	3,295,413
Iconix Brand Group Inc.[a,b]	20,007	138,248
Kate Spade & Co.[a]	44,634	825,283
Lakeland Industries Inc.[a]	2,849	41,311
lululemon athletica Inc.[a,b]	41,212	2,459,120
Michael Kors Holdings Ltd.[a]	63,157	2,289,441
Movado Group Inc.	6,670	168,417
Naked Brand Group Inc.[a,b]	2,633	4,028
NIKE Inc. Class B	504,399	29,759,541
Oxford Industries Inc.	6,302	393,812
Perry Ellis International Inc.[a]	4,095	79,689
PVH Corp.	30,847	3,531,981
Ralph Lauren Corp.	21,171	1,562,420
Rocky Brands Inc.	3,254	43,766
Sequential Brands Group Inc.[a,b]	10,734	42,829
Skechers U.S.A. Inc. Class Aa	49,181	1,450,839
Steven Madden Ltd.[a]	20,874	833,916
Superior Uniform Group Inc.	3,313	74,046
Under Armour Inc. Class Aa,b	69,067	1,502,898
Under Armour Inc. Class Ca,b	69,425	1,399,608
Unifi Inc.[a]	6,173	190,128
Vera Bradley Inc.[a,b]	7,246	70,866
VF Corp.	121,230	6,982,848
Vince Holding Corp.[a,b]	7,835	3,688
Wolverine World Wide Inc.	38,221	1,070,570

		67,179,303
THRIFTS & MORTGAGE FINANCE — 0.21%
ASB Bancorp. Inc.[a]	817	35,907

Security	Shares	Value
Astoria Financial Corp.	34,794	$701,099
Atlantic Coast Financial Corp.[a]	6,110	48,819
Bank Mutual Corp.	16,503	151,002
BankFinancial Corp.	29	433
Bear State Financial Inc.	4,240	40,110
Beneficial Bancorp. Inc.	28,482	427,230
BofI Holding Inc.[a,b]	21,016	498,500
Broadway Financial Corp./DEa,b	2,681	5,603
BSB Bancorp. Inc./MAa	3,377	98,777
Capitol Federal Financial Inc.	46,071	654,669
Central Federal Corp.[a,b]	7,060	14,685
Charter Financial Corp./MD	6,227	112,086
Citizens Community Bancorp. Inc./WI	799	11,170
Clifton Bancorp. Inc.	9,537	157,647
Coastway Bancorp. Inc.[a]	858	17,675
Dime Community Bancshares Inc.	30,258	593,057
Elmira Savings Bank	637	12,931
Entegra Financial Corp.[a,b]	2,595	59,036
Equitable Financial Corp.[a]	747	7,657
ESSA Bancorp. Inc.	3,491	51,388
Essent Group Ltd.[a]	33,813	1,255,815
Federal Agricultural Mortgage Corp. Class C	3,504	226,709
First Capital Inc.[b]	627	19,669
First Defiance Financial Corp.	3,474	183,010
Flagstar Bancorp. Inc.[a]	7,172	221,041
FS Bancorp. Inc.	626	27,938
Greene County Bancorp. Inc.	636	17,299
Guaranty Federal Bancshares Inc.	825	17,490
Hamilton Bancorp. Inc./MDa	790	11,850
Hingham Institution for Savings	262	47,666
HMN Financial Inc.[a]	848	15,222
Home Bancorp. Inc.	2,711	115,272
Home Federal Bancorp. Inc./LA	253	6,775
HomeStreet Inc.[a]	7,232	200,146
HopFed Bancorp. Inc.	2,792	41,070
IF Bancorp. Inc.	697	13,592
IMPAC Mortgage Holdings Inc.[a]	3,278	49,596
Jacksonville Bancorp. Inc./IL	232	7,248
Kearny Financial Corp./MD	38,078	565,458

80

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Kentucky First Federal Bancorp.	844	$7,976
Lake Shore Bancorp. Inc.	652	10,360
LendingTree Inc.[a]	2,988	514,534
Magyar Bancorp. Inc.[a]	714	9,589
Malvern Bancorp. Inc.[a,b]	2,784	66,677
Meridian Bancorp. Inc.	18,108	306,025
Meta Financial Group Inc.	3,080	274,120
MGIC Investment Corp.[a]	128,728	1,441,754
MSB Financial Corp./MDa	650	11,408
Nationstar Mortgage Holdings Inc.[a,b]	24,468	437,733
New York Community Bancorp. Inc.	191,841	2,518,872
NMI Holdings Inc. Class Aa	20,103	230,179
Northfield Bancorp. Inc.	14,683	251,813
Northwest Bancshares Inc.	38,089	594,569
OceanFirst Financial Corp.	9,904	268,596
Oconee Federal Financial Corp.	212	5,891
Ocwen Financial Corp.[a,b]	44,968	120,964
Oritani Financial Corp.	13,951	237,865
Pathfinder Bancorp. Inc.	713	11,230
PB Bancorp Inc.	698	7,399
PHH Corp.[a]	16,923	233,030
Poage Bankshares Inc.[b]	661	12,691
Provident Bancorp. Inc.[a]	3,567	80,258
Provident Financial Holdings Inc.	2,863	55,113
Provident Financial Services Inc.	27,348	694,092
Prudential Bancorp. Inc.	3,314	60,182
Radian Group Inc.	79,860	1,305,711
Riverview Bancorp. Inc.	7,819	51,918
Security National Financial Corp. Class Aa	4,285	27,424
Severn Bancorp. Inc.[a]	3,374	24,630
SI Financial Group Inc.	3,754	60,439
Southern Missouri Bancorp. Inc.	2,703	87,199
Territorial Bancorp. Inc.	5,964	186,017
TFS Financial Corp.	24,496	378,953
Timberland Bancorp. Inc./WA	2,845	71,893
TrustCo Bank Corp. NY	35,068	271,777
United Community Bancorp.	811	15,896
United Community Financial Corp./OH	17,646	146,638

Security	Shares	Value
United Financial Bancorp. Inc.	18,082	$301,789
Walker & Dunlop Inc.[a]	10,275	501,728
Walter Investment Management Corp.[a,b]	10,008	9,479
Washington Federal Inc.	34,692	1,151,774
Waterstone Financial Inc.	10,194	192,157
Wayne Savings Bancshares Inc.	682	11,921
Westbury Bancorp. Inc.[a]	777	15,820
Western New England Bancorp Inc.	9,799	99,460
Wolverine Bancorp. Inc.	283	11,362
WSFS Financial Corp.	10,401	471,685
WVS Financial Corp.	222	3,574

		20,604,511
TOBACCO — 1.52%
22nd Century Group Inc.[a,b]	20,675	36,181
Alliance One International Inc.[a]	3,426	49,334
Altria Group Inc.	737,857	54,948,211
Philip Morris International Inc.	592,728	69,615,904
Reynolds American Inc.	312,984	20,356,479
Universal Corp./VA	7,774	502,978
Vector Group Ltd.	35,133	749,036

		146,258,123
TRADING COMPANIES & DISTRIBUTORS — 0.32%
AeroCentury Corp.[a]	249	3,088
Air Lease Corp.	35,247	1,316,828
Aircastle Ltd.	23,655	514,496
Applied Industrial Technologies Inc.	14,423	851,678
Beacon Roofing Supply Inc.[a]	21,661	1,061,389
BlueLinx Holdings Inc.[a]	723	7,888
BMC Stock Holdings Inc.[a]	18,133	396,206
CAI International Inc.[a]	6,759	159,512
DXP Enterprises Inc./TXa	4,239	146,246
EnviroStar Inc.[b]	2,742	74,171
Fastenal Co.	108,318	4,715,083
GATX Corp.	16,516	1,061,483
General Finance Corp.[a,b]	4,308	22,186
GMS Inc.[a]	13,761	386,684
H&E Equipment Services Inc.	11,185	228,286
HD Supply Holdings Inc.[a]	73,459	2,250,049
Herc Holdings Inc.[a,b]	8,162	320,930
Houston Wire & Cable Co.	6,906	36,257

81

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Security	Shares	Value
Huttig Building Products Inc.[a,b]	6,668	$46,743
Kaman Corp.	10,300	513,661
Lawson Products Inc./DEa,b	2,756	61,045
MRC Global Inc.[a]	37,987	627,545
MSC Industrial Direct Co. Inc. Class A	17,745	1,525,360
Neff Corp.[a]	3,716	70,604
Nexeo Solutions Inc.[a]	37,554	311,698
NOW Inc.[a]	41,040	659,923
Rush Enterprises Inc. Class Aa	10,324	383,846
Rush Enterprises Inc. Class Ba	3,489	127,034
SiteOne Landscape Supply Inc.[a]	13,874	722,280
Titan Machinery Inc.[a,b]	6,774	121,797
Transcat Inc.[a]	3,204	38,929
Triton International Ltd.	13,595	454,617
United Rentals Inc.[a]	31,733	3,576,626
Univar Inc.[a,b]	37,886	1,106,271
Veritiv Corp.[a]	3,319	149,355
Watsco Inc.	13,011	2,006,296
WESCO International Inc.[a]	16,675	955,478
Willis Lease Finance Corp.[a,b]	2,708	72,385
WW Grainger Inc.	21,052	3,800,518

		30,884,471
TRANSPORTATION INFRASTRUCTURE — 0.02%
Macquarie Infrastructure Corp.	30,362	2,380,381

		2,380,381
WATER UTILITIES — 0.10%
American States Water Co.	13,809	654,685
American Water Works Co. Inc.	66,435	5,178,608
Aqua America Inc.	66,333	2,208,889
Artesian Resources Corp. Class A	3,266	122,932
Cadiz Inc.[a,b]	6,861	92,624
California Water Service Group	17,823	655,886
Connecticut Water Service Inc.	3,963	219,986
Middlesex Water Co.	6,640	262,944
Pure Cycle Corp.[a,b]	6,725	52,119
SJW Group	6,713	330,145
York Water Co. (The)	4,258	148,391

		9,927,209
WIRELESS TELECOMMUNICATION SERVICES — 0.11%
Boingo Wireless Inc.[a]	13,191	197,337

Security	Shares	Value
NII Holdings Inc.[a,b]	38,108	$30,639
Shenandoah Telecommunications Co.	17,231	528,992
Spok Holdings Inc.	6,482	114,732
Sprint Corp.[a,b]	246,997	2,027,845
T-Mobile U.S. Inc.[a]	111,378	6,751,734
Telephone & Data Systems Inc.	44,861	1,244,893
U.S. Cellular Corp.[a]	4,281	164,048

		11,060,220

TOTAL COMMON STOCKS
(Cost: $8,379,418,529)		9,623,653,233

WARRANTS — 0.00%

ENERGY EQUIPMENT & SERVICES — 0.00%
SAExploration Holdings Inc. (Expires 7/27/21)[a]	38	—

		—
OIL, GAS & CONSUMABLE FUELS — 0.00%
Bonanza Creek Energy Inc. (Expires 04/28/20)[a,b]	2,342	3,279

		3,279

TOTAL WARRANTS
(Cost: $0)		3,279

SHORT-TERM INVESTMENTS — 3.02%

MONEY MARKET FUNDS — 3.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[e,f,g]	278,363,005	278,446,514
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[e,f]	12,373,552	12,373,552

		290,820,066

TOTAL SHORT-TERM INVESTMENTS
(Cost: $290,793,242)		290,820,066

82

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 102.77%
(Cost: $8,670,211,771)[h]	$9,914,476,578
Other Assets, Less Liabilities — (2.77)%	(266,923,875)

NET ASSETS — 100.00%	$9,647,552,703

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $8,755,853,069. Net unrealized appreciation was $1,158,623,509, of which $1,391,145,710 represented gross unrealized appreciation on securities and $232,522,201 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	39,097	7,809	(767)	46,139	$19,489,575	$105,663	$153,680
PNC Financial Services Group Inc. (The)	160,422	30,349	(5,294)	185,477	23,160,513	90,103	157,157
PennyMac Mortgage Investment Trust	15,837	—	—	15,837	289,659	7,443	—

					$42,939,747	$203,209	$310,837

Schedule 2 — Futures Contracts

Futures contracts outstanding as of June 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	154	Sep. 2017	Chicago Mercantile	$18,713,876	$18,640,930	$(72,946)
S&P MidCap 400 E-Mini	14	Sep. 2017	Chicago Mercantile	2,436,514	2,444,540	8,026

				Net unrealized depreciation		$(64,920)

83

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2		Level 3	Total
Investments:
Assets:
Common stocks	$9,623,597,858	$2,253		$53,122	$9,623,653,233
Warrants	3,279	0	[a]	—	3,279
Money market funds	290,820,066	—		—	290,820,066

Total	$9,914,421,203	$2,253		$53,122	$9,914,476,578

Derivative financial instruments[b]:
Assets:
Futures contracts	$8,026	$—		$—	$8,026
Liabilities:
Futures contracts	(72,946)	—		—	(72,946)

Total	$(64,920)	$—		$—	$(64,920)

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

84

Schedule of Investments (Unaudited)

iSHARES® CORE S&P U.S. GROWTH ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 2.60%
Boeing Co. (The)	73,708	$14,575,757
Curtiss-Wright Corp.	8,809	808,490
General Dynamics Corp.	55,569	11,008,219
Huntington Ingalls Industries Inc.	9,056	1,685,865
L3 Technologies Inc.	6,819	1,139,318
Lockheed Martin Corp.	48,793	13,545,425
Northrop Grumman Corp.	34,230	8,787,183
Raytheon Co.	38,239	6,174,834
Rockwell Collins Inc.	20,087	2,110,742
Teledyne Technologies Inc.[a]	4,807	613,614
TransDigm Group Inc.[b]	9,629	2,588,949

		63,038,396
AIR FREIGHT & LOGISTICS — 1.14%
CH Robinson Worldwide Inc.	13,934	956,987
Expeditors International of Washington Inc.	22,507	1,271,195
FedEx Corp.	48,229	10,481,609
United Parcel Service Inc. Class B	135,014	14,931,198

		27,640,989
AIRLINES — 0.53%
Alaska Air Group Inc.	15,623	1,402,320
Southwest Airlines Co.	118,554	7,366,946
United Continental Holdings Inc.[a]	55,136	4,148,984

		12,918,250
AUTO COMPONENTS — 0.04%
Gentex Corp.	56,153	1,065,222

		1,065,222
AUTOMOBILES — 0.12%
Harley-Davidson Inc.	34,403	1,858,450
Thor Industries Inc.	9,345	976,739

		2,835,189
BANKS — 1.09%
Bank of Hawaii Corp.	5,981	496,244
Bank of the Ozarks Inc.	23,656	1,108,757
Chemical Financial Corp.	8,811	426,540
Citizens Financial Group Inc.	37,969	1,354,734
Comerica Inc.	19,273	1,411,554
Commerce Bancshares Inc./MO	17,227	979,010
Cullen/Frost Bankers Inc.	5,838	548,247
East West Bancorp. Inc.	18,230	1,067,913

Security	Shares	Value
First Horizon National Corp.	46,308	$806,685
Fulton Financial Corp.	17,162	326,078
Home BancShares Inc./AR	24,763	616,599
International Bancshares Corp.	5,887	206,339
KeyCorp	105,543	1,977,876
MB Financial Inc.	8,046	354,346
Pinnacle Financial Partners Inc.	14,261	895,591
Signature Bank/New York NYa	7,018	1,007,294
SVB Financial Group[a]	6,322	1,111,344
Synovus Financial Corp.	12,248	541,852
Texas Capital Bancshares Inc.[a]	6,524	504,958
Trustmark Corp.	5,936	190,902
U.S. Bancorp.	173,898	9,028,784
UMB Financial Corp.	5,956	445,866
United Bankshares Inc./WV	9,026	353,819
Webster Financial Corp.	11,845	618,546

		26,379,878
BEVERAGES — 1.95%
Boston Beer Co. Inc. (The) Class Aa,b	941	124,353
Brown-Forman Corp. Class B	20,923	1,016,858
Coca-Cola Co. (The)	384,455	17,242,807
Constellation Brands Inc. Class A	33,582	6,505,841
Dr Pepper Snapple Group Inc.	21,656	1,973,078
Monster Beverage Corp.[a]	47,409	2,355,279
PepsiCo Inc.	156,806	18,109,525

		47,327,741
BIOTECHNOLOGY — 4.47%
AbbVie Inc.	311,980	22,621,670
Alexion Pharmaceuticals Inc.[a]	44,021	5,356,035
Amgen Inc.	79,355	13,667,312
Biogen Inc.[a]	41,874	11,362,929
Bioverativ Inc.[a]	21,209	1,276,146
Celgene Corp.[a]	153,062	19,878,162
Dyax Corp.[a,c]	12,804	29,321
Gilead Sciences Inc.	256,163	18,131,217
Incyte Corp.[a]	33,283	4,190,662
Regeneron Pharmaceuticals Inc.[a]	14,936	7,335,667
United Therapeutics Corp.[a]	6,118	793,688
Vertex Pharmaceuticals Inc.[a]	27,866	3,591,091

		108,233,900
BUILDING PRODUCTS — 0.28%
Allegion PLC	11,915	966,545

85

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

June 30, 2017

Security	Shares	Value
AO Smith Corp.	28,929	$1,629,570
Fortune Brands Home & Security Inc.	21,496	1,402,399
Lennox International Inc.	7,566	1,389,420
Masco Corp.	38,927	1,487,401

		6,875,335
CAPITAL MARKETS — 2.36%
Ameriprise Financial Inc.	14,378	1,830,176
BlackRock Inc.[d]	11,634	4,914,318
CBOE Holdings Inc.	11,769	1,075,687
Charles Schwab Corp. (The)	238,542	10,247,764
CME Group Inc.	41,958	5,254,820
E*TRADE Financial Corp.[a]	54,195	2,061,036
Eaton Vance Corp. NVS	13,958	660,493
FactSet Research Systems Inc.	5,598	930,276
Federated Investors Inc. Class B NVS	4,852	137,069
Intercontinental Exchange Inc.	116,058	7,650,543
MarketAxess Holdings Inc.	7,389	1,485,928
Moody’s Corp.	32,536	3,958,980
MSCI Inc.	17,877	1,841,152
Nasdaq Inc.	10,257	733,273
Northern Trust Corp.	27,106	2,634,974
Raymond James Financial Inc.	13,930	1,117,465
S&P Global Inc.	50,506	7,373,371
SEI Investments Co.	15,904	855,317
T Rowe Price Group Inc.	30,736	2,280,918

		57,043,560
CHEMICALS — 1.69%
Air Products & Chemicals Inc.	24,371	3,486,515
Albemarle Corp.	21,791	2,299,822
Chemours Co. (The)	19,370	734,510
Ecolab Inc.	28,116	3,732,399
EI du Pont de Nemours & Co.	84,898	6,852,118
FMC Corp.	17,413	1,272,020
International Flavors & Fragrances Inc.	9,064	1,223,640
Minerals Technologies Inc.	6,897	504,860
Monsanto Co.	57,577	6,814,814
NewMarket Corp.	999	460,019
PPG Industries Inc.	26,595	2,924,386
Praxair Inc.	31,478	4,172,409
RPM International Inc.	16,261	887,038

Security	Shares	Value
Scotts Miracle-Gro Co. (The) Class A	8,523	$762,468
Sensient Technologies Corp.	5,356	431,319
Sherwin-Williams Co. (The)	10,945	3,841,257
Valvoline Inc.	20,838	494,277

		40,893,871
COMMERCIAL SERVICES & SUPPLIES — 0.58%
Cintas Corp.	16,944	2,135,622
Copart Inc.[a]	39,924	1,269,184
Deluxe Corp.	6,419	444,323
HNI Corp.	4,933	196,678
MSA Safety Inc.	6,318	512,832
Republic Services Inc.	45,263	2,884,611
Rollins Inc.	18,911	769,867
Waste Management Inc.	79,551	5,835,066

		14,048,183
COMMUNICATIONS EQUIPMENT — 0.43%
ARRIS International PLC[a]	15,120	423,662
Brocade Communications Systems Inc.	52,112	657,132
F5 Networks Inc.[a]	12,793	1,625,479
Harris Corp.	23,982	2,615,957
InterDigital Inc./PA	6,860	530,278
Juniper Networks Inc.	42,284	1,178,878
Motorola Solutions Inc.	32,004	2,776,027
Plantronics Inc.	4,666	244,078
ViaSat Inc.[a,b]	6,848	453,338

		10,504,829
CONSTRUCTION & ENGINEERING — 0.10%
Dycom Industries Inc.[a]	3,173	284,047
EMCOR Group Inc.	5,419	354,294
Granite Construction Inc.	7,819	377,188
Quanta Services Inc.[a]	29,178	960,540
Valmont Industries Inc.	2,233	334,057

		2,310,126
CONSTRUCTION MATERIALS — 0.29%
Eagle Materials Inc.	9,609	888,064
Martin Marietta Materials Inc.	12,257	2,728,163
Vulcan Materials Co.	25,988	3,292,160

		6,908,387
CONSUMER FINANCE — 0.48%
American Express Co.	70,571	5,944,901

86

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

June 30, 2017

Security	Shares	Value
Discover Financial Services	74,814	$4,652,683
SLM Corp.[a]	85,271	980,616

		11,578,200
CONTAINERS & PACKAGING — 0.20%
AptarGroup Inc.	5,783	502,311
Avery Dennison Corp.	9,219	814,683
Packaging Corp. of America	18,609	2,072,857
Sealed Air Corp.	20,615	922,727
Sonoco Products Co.	10,201	524,536

		4,837,114
DISTRIBUTORS — 0.12%
LKQ Corp.[a]	60,831	2,004,381
Pool Corp.	8,028	943,852

		2,948,233
DIVERSIFIED CONSUMER SERVICES — 0.05%
Service Corp. International/U.S.	22,860	764,667
Sotheby’sa	8,960	480,883

		1,245,550
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.86%
Level 3 Communications Inc.[a]	32,410	1,921,913
Verizon Communications Inc.	423,863	18,929,722

		20,851,635
ELECTRIC UTILITIES — 0.33%
Alliant Energy Corp.	21,190	851,202
NextEra Energy Inc.	44,957	6,299,825
Westar Energy Inc.	16,990	900,810

		8,051,837
ELECTRICAL EQUIPMENT — 0.44%
Acuity Brands Inc.	8,635	1,755,323
Emerson Electric Co.	58,312	3,476,561
EnerSys	8,626	624,954
Hubbell Inc.	6,141	694,977
Rockwell Automation Inc.	25,225	4,085,441

		10,637,256
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.88%
Amphenol Corp. Class A	59,910	4,422,556
Belden Inc.	3,988	300,815
Cognex Corp.	17,123	1,453,743
Coherent Inc.[a]	4,885	1,099,076
Corning Inc.	180,183	5,414,499
FLIR Systems Inc.	19,012	658,956

Security	Shares	Value
IPG Photonics Corp.[a]	7,442	$1,079,834
Keysight Technologies Inc.[a]	20,445	795,924
Littelfuse Inc.	4,449	734,085
National Instruments Corp.	9,917	398,862
TE Connectivity Ltd.	34,974	2,751,754
Trimble Inc.[a]	32,187	1,148,110
Zebra Technologies Corp. Class Aa,b	10,403	1,045,710

		21,303,924
ENERGY EQUIPMENT & SERVICES — 0.61%
Baker Hughes Inc.	35,895	1,956,636
Halliburton Co.	98,544	4,208,814
Patterson-UTI Energy Inc.	14,892	300,670
Schlumberger Ltd.	122,552	8,068,824
Superior Energy Services Inc.[a]	12,231	127,569

		14,662,513
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.26%
Alexandria Real Estate Equities Inc.	17,871	2,152,919
American Campus Communities Inc.	15,307	724,021
American Tower Corp.	83,328	11,025,961
Apartment Investment & Management Co. Class A	30,815	1,324,121
AvalonBay Communities Inc.	26,970	5,182,825
Boston Properties Inc.	19,685	2,421,649
Camden Property Trust	9,141	781,647
Corporate Office Properties Trust	13,674	479,000
Crown Castle International Corp.	46,769	4,685,318
CyrusOne Inc.	7,981	444,941
DCT Industrial Trust Inc.	18,094	966,943
Digital Realty Trust Inc.[b]	31,419	3,548,776
Douglas Emmett Inc.	28,990	1,107,708
Duke Realty Corp.	69,519	1,943,056
Education Realty Trust Inc.	14,203	550,366
EPR Properties	7,862	565,042
Equinix Inc.	15,318	6,573,873
Equity Residential	48,132	3,168,530
Essex Property Trust Inc.	6,810	1,752,009
Extra Space Storage Inc.[b]	24,878	1,940,484
Federal Realty Investment Trust	8,991	1,136,373
First Industrial Realty Trust Inc.	22,994	658,088

87

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

June 30, 2017

Security	Shares	Value
GEO Group Inc. (The)	12,511	$369,950
GGP Inc.	114,647	2,701,083
Healthcare Realty Trust Inc.	16,106	550,020
Highwoods Properties Inc.	11,794	598,074
Host Hotels & Resorts Inc.	145,018	2,649,479
Iron Mountain Inc.	27,370	940,433
Kilroy Realty Corp.	19,362	1,455,054
Kimco Realty Corp.	83,386	1,530,133
Lamar Advertising Co. Class Ab	16,292	1,198,602
Liberty Property Trust	29,011	1,181,038
Mack-Cali Realty Corp.	10,957	297,373
Mid-America Apartment Communities Inc.	13,719	1,445,708
National Retail Properties Inc.	17,019	665,443
Potlatch Corp.	5,022	229,505
Prologis Inc.	103,819	6,087,946
Public Storage	19,013	3,964,781
Rayonier Inc.[b]	11,004	316,585
Realty Income Corp.[b]	33,474	1,847,095
Regency Centers Corp.[b]	18,073	1,132,093
Simon Property Group Inc.	40,405	6,535,913
Tanger Factory Outlet Centers Inc.	12,868	334,311
Taubman Centers Inc.	6,678	397,675
UDR Inc.	52,407	2,042,301
Uniti Group Inc.[a]	31,349	788,114
Urban Edge Properties	12,632	299,757
Ventas Inc.	39,778	2,763,776
Vornado Realty Trust	16,927	1,589,445
Weingarten Realty Investors	23,286	700,909
Welltower Inc.	71,981	5,387,778

		103,134,024
FOOD & STAPLES RETAILING — 0.12%
Sprouts Farmers Market Inc.[a]	12,168	275,849
Sysco Corp.	50,989	2,566,276

		2,842,125
FOOD PRODUCTS — 0.58%
Campbell Soup Co.	23,216	1,210,715
General Mills Inc.	62,084	3,439,454
Hershey Co. (The)	27,547	2,957,721
Ingredion Inc.	6,557	781,660
Kellogg Co.	26,882	1,867,224
Lamb Weston Holdings Inc.	17,035	750,221

Security	Shares	Value
Lancaster Colony Corp.	3,873	$474,907
McCormick & Co. Inc./MD NVS	14,261	1,390,590
Post Holdings Inc.[a]	13,034	1,012,090
Tootsie Roll Industries Inc.	2,079	72,453

		13,957,035
GAS UTILITIES — 0.07%
National Fuel Gas Co.	9,193	513,337
Southwest Gas Holdings Inc.	9,201	672,225
WGL Holdings Inc.	4,895	408,390

		1,593,952
HEALTH CARE EQUIPMENT & SUPPLIES — 2.75%
ABIOMED Inc.[a]	7,930	1,136,369
Align Technology Inc.[a]	14,815	2,224,028
Becton Dickinson and Co.	44,575	8,697,028
Boston Scientific Corp.[a]	268,336	7,438,274
Cooper Companies Inc. (The)	6,883	1,647,928
CR Bard Inc.	14,239	4,501,090
Danaher Corp.	63,665	5,372,689
Edwards Lifesciences Corp.[a]	41,099	4,859,546
Globus Medical Inc. Class Aa,b	6,847	226,978
Hill-Rom Holdings Inc.	7,342	584,497
Hologic Inc.[a]	32,861	1,491,232
IDEXX Laboratories Inc.[a]	17,368	2,803,543
Intuitive Surgical Inc.[a]	7,241	6,773,014
Masimo Corp.[a]	8,885	810,134
NuVasive Inc.[a]	9,888	760,585
ResMed Inc.	18,274	1,422,996
Stryker Corp.	60,785	8,435,742
Teleflex Inc.	5,165	1,073,080
Varian Medical Systems Inc.[a,b]	18,021	1,859,587
West Pharmaceutical Services Inc.	14,363	1,357,591
Zimmer Biomet Holdings Inc.	25,261	3,243,513

		66,719,444
HEALTH CARE PROVIDERS & SERVICES — 2.64%
Acadia Healthcare Co. Inc.[a,b]	2,991	147,696
Aetna Inc.	65,090	9,882,615
Envision Healthcare Corp.[a]	9,384	588,095
HCA Healthcare Inc.[a,b]	28,589	2,492,961
HealthSouth Corp.	17,741	858,664
Humana Inc.	28,300	6,809,546
Laboratory Corp. of America Holdings[a]	10,778	1,661,321

88

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

June 30, 2017

Security	Shares	Value
MEDNAX Inc.[a]	11,317	$683,207
Quest Diagnostics Inc.	16,617	1,847,146
UnitedHealth Group Inc.	188,901	35,026,023
Universal Health Services Inc. Class B	7,994	975,907
VCA Inc.[a]	15,973	1,474,468
WellCare Health Plans Inc.[a]	8,675	1,557,683

		64,005,332
HEALTH CARE TECHNOLOGY — 0.19%
Cerner Corp.[a,b]	57,855	3,845,622
Medidata Solutions Inc.[a]	10,841	847,766

		4,693,388
HOTELS, RESTAURANTS & LEISURE — 2.55%
Brinker International Inc.	9,798	373,304
Buffalo Wild Wings Inc.[a,b]	1,998	253,147
Cheesecake Factory Inc. (The)	8,775	441,382
Chipotle Mexican Grill Inc.[a,b]	3,091	1,286,165
Churchill Downs Inc.	2,442	447,619
Cracker Barrel Old Country Store Inc.[b]	3,406	569,653
Darden Restaurants Inc.	24,562	2,221,387
Domino’s Pizza Inc.	9,408	1,990,074
Dunkin’ Brands Group Inc.	18,018	993,152
Hilton Worldwide Holdings Inc.	30,417	1,881,291
Jack in the Box Inc.	5,792	570,512
Marriott International Inc./MD Class A	60,870	6,105,870
McDonald’s Corp.	99,070	15,173,561
Panera Bread Co. Class Aa	4,195	1,319,915
Papa John’s International Inc.	5,054	362,675
Royal Caribbean Cruises Ltd.	16,842	1,839,652
Starbucks Corp.	283,898	16,554,092
Texas Roadhouse Inc.	12,843	654,351
Wendy’s Co. (The)	37,260	577,903
Wyndham Worldwide Corp.	13,698	1,375,416
Wynn Resorts Ltd.	15,566	2,087,712
Yum! Brands Inc.	64,768	4,777,288

		61,856,121
HOUSEHOLD DURABLES — 0.36%
Garmin Ltd.	22,358	1,140,929
Leggett & Platt Inc.	15,410	809,487
Mohawk Industries Inc.[a]	5,852	1,414,370
Newell Brands Inc.	57,912	3,105,241

Security	Shares	Value
NVR Inc.[a]	674	$1,624,751
Tempur Sealy International Inc.[a,b]	5,289	282,380
Tupperware Brands Corp.	4,305	302,340

		8,679,498
HOUSEHOLD PRODUCTS — 1.53%
Church & Dwight Co. Inc.	31,873	1,653,571
Clorox Co. (The)	13,885	1,850,037
Colgate-Palmolive Co.	96,956	7,187,348
Energizer Holdings Inc.	7,705	369,994
Kimberly-Clark Corp.	36,177	4,670,813
Procter & Gamble Co. (The)	245,690	21,411,884

		37,143,647
INDUSTRIAL CONGLOMERATES — 2.22%
3M Co.	79,641	16,580,460
Carlisle Companies Inc.	12,590	1,201,086
General Electric Co.	802,413	21,673,175
Honeywell International Inc.	88,180	11,753,512
Roper Technologies Inc.	10,985	2,543,357

		53,751,590
INSURANCE — 0.80%
Aon PLC	51,349	6,826,850
Arthur J Gallagher & Co.	35,413	2,027,394
Brown & Brown Inc.	22,870	985,011
Cincinnati Financial Corp.	16,338	1,183,688
Marsh & McLennan Companies Inc.	101,027	7,876,065
Primerica Inc.	6,152	466,014

		19,365,022
INTERNET & DIRECT MARKETING RETAIL — 4.54%
Amazon.com Inc.[a]	77,753	75,264,904
Expedia Inc.	23,814	3,547,095
Netflix Inc.[a]	84,508	12,626,340
Priceline Group Inc. (The)[a]	9,629	18,011,237
TripAdvisor Inc.[a,b]	12,852	490,947

		109,940,523
INTERNET SOFTWARE & SERVICES — 7.67%
Akamai Technologies Inc.[a]	34,007	1,693,889
Alphabet Inc. Class Aa	58,357	54,253,336
Alphabet Inc. Class Ca	58,511	53,170,701
eBay Inc.[a]	77,406	2,703,017
Facebook Inc. Class Aa	463,414	69,966,246
j2 Global Inc.	9,378	797,974
LogMeIn Inc.	10,293	1,075,618

89

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

June 30, 2017

Security	Shares	Value
VeriSign Inc.[a,b]	17,356	$1,613,414
WebMD Health Corp.[a,b]	7,226	423,805

		185,698,000
IT SERVICES — 6.02%
Accenture PLC Class A	121,577	15,036,643
Acxiom Corp.[a]	7,031	182,665
Alliance Data Systems Corp.	6,581	1,689,277
Automatic Data Processing Inc.	87,689	8,984,615
Broadridge Financial Solutions Inc.	23,163	1,750,196
Cognizant Technology Solutions Corp. Class A	80,804	5,365,386
Convergys Corp.	8,303	197,445
CoreLogic Inc./U.S.[a]	16,927	734,293
CSRA Inc.	13,977	443,770
DXC Technology Co.	29,502	2,263,394
Fidelity National Information Services Inc.	64,981	5,549,378
Fiserv Inc.[a]	41,566	5,085,185
Gartner Inc.[a]	17,667	2,182,051
Global Payments Inc.	29,857	2,696,684
International Business Machines Corp.	95,549	14,698,303
Jack Henry & Associates Inc.	15,144	1,573,007
MasterCard Inc. Class A	183,867	22,330,647
MAXIMUS Inc.	12,899	807,864
Paychex Inc.	62,860	3,579,248
PayPal Holdings Inc.[a]	218,997	11,753,569
Sabre Corp.	19,235	418,746
Science Applications International Corp.	8,729	605,967
Total System Services Inc.	32,611	1,899,591
Visa Inc. Class A	361,953	33,943,952
Western Union Co. (The)	60,340	1,149,477
WEX Inc.[a,b]	7,513	783,381

		145,704,734
LEISURE PRODUCTS — 0.16%
Hasbro Inc.	21,985	2,451,547
Mattel Inc.	38,292	824,427
Polaris Industries Inc.	5,466	504,129

		3,780,103
LIFE SCIENCES TOOLS & SERVICES — 0.90%
Agilent Technologies Inc.	41,063	2,435,447

Security	Shares	Value
Bio-Rad Laboratories Inc. Class Aa	2,017	$456,467
Bio-Techne Corp.	7,396	869,030
Charles River Laboratories International Inc.[a]	5,789	585,557
Illumina Inc.[a]	19,712	3,420,426
INC Research Holdings Inc. Class Aa	10,750	628,875
Mettler-Toledo International Inc.[a]	5,072	2,985,075
PAREXEL International Corp.[a]	4,968	431,769
Thermo Fisher Scientific Inc.	46,754	8,157,170
Waters Corp.[a]	10,419	1,915,429

		21,885,245
MACHINERY — 2.19%
Caterpillar Inc.	60,014	6,449,104
Crane Co.	9,974	791,736
Cummins Inc.	30,296	4,914,617
Deere & Co.	28,368	3,506,001
Donaldson Co. Inc.	17,952	817,534
Fortive Corp.	59,046	3,740,564
Graco Inc.	10,926	1,193,993
IDEX Corp.	14,958	1,690,404
Illinois Tool Works Inc.	60,949	8,730,944
Ingersoll-Rand PLC	50,122	4,580,650
Kennametal Inc.	7,187	268,938
Lincoln Electric Holdings Inc.	12,101	1,114,381
Nordson Corp.	10,534	1,277,985
Oshkosh Corp.	7,851	540,777
PACCAR Inc.	35,859	2,368,128
Parker-Hannifin Corp.	17,730	2,833,609
Snap-on Inc.	5,981	944,998
Stanley Black & Decker Inc.	14,380	2,023,697
Toro Co. (The)	21,200	1,468,948
Wabtec Corp./DE	11,116	1,017,114
Woodward Inc.	10,889	735,879
Xylem Inc./NY	35,199	1,951,081

		52,961,082
MEDIA — 4.26%
AMC Networks Inc. Class Aa	7,184	383,697
Cable One Inc.	917	651,895
CBS Corp. Class B NVS	72,097	4,598,347
Charter Communications Inc. Class Aa	42,291	14,245,723
Cinemark Holdings Inc.	11,982	465,501

90

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

June 30, 2017

Security	Shares	Value
Comcast Corp. Class A	927,815	$36,110,560
Discovery Communications Inc. Class Aa,b	30,239	781,073
Discovery Communications Inc. Class C NVS[a]	41,153	1,037,467
DISH Network Corp. Class Aa	25,602	1,606,782
Interpublic Group of Companies Inc. (The)	42,988	1,057,505
John Wiley & Sons Inc. Class A	4,119	217,277
Live Nation Entertainment Inc.[a]	13,763	479,641
Meredith Corp.	3,715	220,857
Omnicom Group Inc.	33,042	2,739,182
Scripps Networks Interactive Inc. Class A	18,831	1,286,346
Time Warner Inc.	152,025	15,264,830
Twenty-First Century Fox Inc. Class A NVS	99,420	2,817,563
Twenty-First Century Fox Inc. Class B	45,989	1,281,713
Walt Disney Co. (The)	168,256	17,877,200

		103,123,159
METALS & MINING — 0.44%
Compass Minerals International Inc.	3,019	197,141
Freeport-McMoRan Inc.[a]	159,772	1,918,862
Newmont Mining Corp.	104,336	3,379,443
Nucor Corp.	37,016	2,142,116
Royal Gold Inc.	12,951	1,012,380
Steel Dynamics Inc.	32,171	1,152,043
U.S. Steel Corp.	17,117	378,970
Worthington Industries Inc.	8,789	441,384

		10,622,339
MULTI-UTILITIES — 0.38%
Black Hills Corp.	6,201	418,381
CenterPoint Energy Inc.	48,899	1,338,855
Dominion Energy Inc.	58,068	4,449,751
MDU Resources Group Inc.	38,103	998,298
WEC Energy Group Inc.	32,147	1,973,183

		9,178,468
MULTILINE RETAIL — 0.28%
Dollar General Corp.	49,658	3,579,845
Dollar Tree Inc.[a]	46,545	3,254,427

		6,834,272

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 1.51%
Anadarko Petroleum Corp.	55,003	$2,493,836
Apache Corp.	47,935	2,297,525
Cabot Oil & Gas Corp.	43,758	1,097,451
Chesapeake Energy Corp.[a,b]	68,392	339,908
Cimarex Energy Co.	10,475	984,755
Concho Resources Inc.[a]	15,642	1,900,972
Devon Energy Corp.	57,108	1,825,743
Energen Corp.[a]	8,076	398,712
EOG Resources Inc.	58,843	5,326,468
EQT Corp.[b]	20,258	1,186,916
Gulfport Energy Corp.[a]	18,105	267,049
Matador Resources Co.[a]	8,513	181,923
Murphy Oil Corp.	32,172	824,568
Newfield Exploration Co.[a,b]	26,030	740,814
Noble Energy Inc.	37,495	1,061,108
Occidental Petroleum Corp.	64,464	3,859,460
ONEOK Inc.	52,018	2,713,259
Pioneer Natural Resources Co.[b]	33,448	5,337,632
QEP Resources Inc.[a]	18,095	182,759
Range Resources Corp.	14,137	327,554
SM Energy Co.	9,141	151,101
Southwestern Energy Co.[a]	55,312	336,297
Williams Companies Inc. (The)	73,236	2,217,586
WPX Energy Inc.[a,b]	41,113	397,152

		36,450,548
PERSONAL PRODUCTS — 0.15%
Coty Inc. Class A	38,969	731,059
Estee Lauder Companies Inc. (The) Class A	25,529	2,450,273
Nu Skin Enterprises Inc. Class A	6,963	437,555

		3,618,887
PHARMACEUTICALS — 4.54%
Akorn Inc.[a]	16,933	567,933
Bristol-Myers Squibb Co.	177,648	9,898,547
Catalent Inc.[a]	10,559	370,621
Eli Lilly & Co.	83,735	6,891,391
Johnson & Johnson	322,132	42,614,842
Merck & Co. Inc.	332,445	21,306,400
Pfizer Inc.	655,172	22,007,227
Prestige Brands Holdings Inc.[a,b]	5,843	308,569
Zoetis Inc.	96,166	5,998,835

		109,964,365

91

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

June 30, 2017

Security	Shares	Value
PROFESSIONAL SERVICES — 0.36%
Dun & Bradstreet Corp. (The)	7,084	$766,135
Equifax Inc.	23,596	3,242,562
IHS Markit Ltd.[a]	17,414	766,913
Nielsen Holdings PLC	36,258	1,401,734
Verisk Analytics Inc. Class Aa	30,286	2,555,230

		8,732,574
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.05%
Alexander & Baldwin Inc.	4,835	200,072
CBRE Group Inc. Class Aa	25,961	944,981

		1,145,053
ROAD & RAIL — 0.93%
Avis Budget Group Inc.[a]	17,054	465,063
CSX Corp.	113,942	6,216,675
Genesee & Wyoming Inc. Class Aa	5,863	400,971
JB Hunt Transport Services Inc.	16,812	1,536,280
Landstar System Inc.	8,190	701,064
Old Dominion Freight Line Inc.	13,518	1,287,454
Union Pacific Corp.	109,227	11,895,913

		22,503,420
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.91%
Advanced Micro Devices Inc.[a,b]	151,560	1,891,469
Analog Devices Inc.	72,143	5,612,725
Applied Materials Inc.	210,690	8,703,604
Broadcom Ltd.	78,661	18,331,946
Cirrus Logic Inc.[a]	12,813	803,631
Cypress Semiconductor Corp.	26,961	368,018
Integrated Device Technology Inc.[a]	26,230	676,472
Intel Corp.	443,133	14,951,307
KLA-Tencor Corp.	30,623	2,802,311
Lam Research Corp.	31,558	4,463,248
Microchip Technology Inc.	45,017	3,474,412
Microsemi Corp.[a]	22,845	1,069,146
Monolithic Power Systems Inc.	7,343	707,865
NVIDIA Corp.	116,663	16,864,803
QUALCOMM Inc.	289,642	15,994,031
Silicon Laboratories Inc.[a]	8,439	576,806
Skyworks Solutions Inc.	36,252	3,478,379
Teradyne Inc.	22,116	664,144
Texas Instruments Inc.	195,316	15,025,660

Security	Shares	Value
Versum Materials Inc.	13,072	$424,840
Xilinx Inc.	31,507	2,026,530

		118,911,347
SOFTWARE — 7.93%
ACI Worldwide Inc.[a]	11,166	249,783
Activision Blizzard Inc.	135,905	7,824,051
Adobe Systems Inc.[a]	96,967	13,715,012
ANSYS Inc.[a]	10,505	1,278,248
Autodesk Inc.[a]	25,049	2,525,440
Blackbaud Inc.	9,412	807,079
Cadence Design Systems Inc.[a]	39,868	1,335,179
CDK Global Inc.	28,368	1,760,518
Citrix Systems Inc.[a]	29,784	2,370,211
CommVault Systems Inc.[a]	8,085	456,398
Electronic Arts Inc.[a]	60,698	6,416,993
Fair Isaac Corp.	6,009	837,715
Fortinet Inc.[a]	29,224	1,094,147
Intuit Inc.	47,644	6,327,600
Manhattan Associates Inc.[a]	9,088	436,769
Microsoft Corp.	1,513,539	104,328,243
Oracle Corp.	341,535	17,124,565
PTC Inc.[a]	15,917	877,345
Red Hat Inc.[a]	34,847	3,336,600
salesforce.com Inc.[a]	131,073	11,350,922
Symantec Corp.	58,398	1,649,744
Synopsys Inc.[a]	29,423	2,145,819
Take-Two Interactive Software Inc.[a,b]	20,415	1,498,053
Tyler Technologies Inc.[a]	6,580	1,155,909
Ultimate Software Group Inc. (The)[a]	5,787	1,215,617

		192,117,960
SPECIALTY RETAIL — 3.21%
Advance Auto Parts Inc.	14,557	1,697,201
AutoZone Inc.[a,b]	5,492	3,132,966
Best Buy Co. Inc.	20,731	1,188,508
Cabela’s Inc.[a]	5,668	336,792
CarMax Inc.[a,b]	16,331	1,029,833
Chico’s FAS Inc.	11,254	106,013
Dick’s Sporting Goods Inc.	17,108	681,412
Foot Locker Inc.	15,995	788,234
Home Depot Inc. (The)	234,375	35,953,125
L Brands Inc.	22,156	1,193,987

92

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

June 30, 2017

Security	Shares	Value
Lowe’s Companies Inc.	107,676	$8,348,120
Michaels Companies Inc. (The)[a]	10,981	203,368
O’Reilly Automotive Inc.[a,b]	17,904	3,916,321
Ross Stores Inc.	76,759	4,431,297
Sally Beauty Holdings Inc.[a,b]	15,208	307,962
Tiffany & Co.	10,774	1,011,355
TJX Companies Inc. (The)	126,098	9,100,493
Tractor Supply Co.	14,300	775,203
Ulta Salon Cosmetics & Fragrance Inc.[a]	11,456	3,291,767
Urban Outfitters Inc.[a,b]	17,079	316,645

		77,810,602
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.19%
3D Systems Corp.[a]	15,277	285,680
Apple Inc.	1,022,102	147,203,130
NCR Corp.[a]	23,891	975,708
NetApp Inc.	33,042	1,323,332

		149,787,850
TEXTILES, APPAREL & LUXURY GOODS — 0.65%
Carter’s Inc.	9,642	857,656
Coach Inc.	27,827	1,317,330
Deckers Outdoor Corp.[a]	3,079	210,173
Hanesbrands Inc.	37,288	863,590
Kate Spade & Co.[a]	25,560	472,604
Michael Kors Holdings Ltd.[a]	30,709	1,113,201
NIKE Inc. Class B	148,074	8,736,366
Skechers U.S.A. Inc. Class Aa	25,959	765,791
Under Armour Inc. Class Aa,b	35,918	781,576
Under Armour Inc. Class Ca,b	36,171	729,207

		15,847,494
THRIFTS & MORTGAGE FINANCE — 0.02%
Washington Federal Inc.	17,881	593,649

		593,649
TOBACCO — 2.41%
Altria Group Inc.	378,687	28,200,821
Philip Morris International Inc.	167,476	19,670,056
Reynolds American Inc.	162,215	10,550,464

		58,421,341
TRADING COMPANIES & DISTRIBUTORS — 0.32%
Fastenal Co.	56,994	2,480,949
GATX Corp.	3,278	210,677

Security	Shares	Value
MSC Industrial Direct Co. Inc. Class A	8,884	$763,669
United Rentals Inc.[a]	16,617	1,872,902
Watsco Inc.	3,597	554,657
WW Grainger Inc.	10,580	1,910,007

		7,792,861
WATER UTILITIES — 0.14%
American Water Works Co. Inc.	35,050	2,732,147
Aqua America Inc.	18,226	606,926

		3,339,073

TOTAL COMMON STOCKS
(Cost: $2,247,387,852)		2,418,646,245

SHORT-TERM INVESTMENTS — 1.38%

MONEY MARKET FUNDS — 1.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[e,f,g]	30,742,814	30,752,036
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[e,f]	2,814,138	2,814,138

		33,566,174

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,568,928)		33,566,174

TOTAL INVESTMENTS IN SECURITIES — 101.25% (Cost: $2,280,956,780)[h]		2,452,212,419
Other Assets, Less Liabilities — (1.25)%		(30,381,789)

NET ASSETS — 100.00%		$2,421,830,630

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliated issuer. See Schedule 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $2,284,073,504. Net unrealized appreciation was $168,138,915, of which $209,955,604 represented gross unrealized appreciation on securities and $41,816,689 represented gross unrealized depreciation on securities.

93

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF

June 30, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	8,340	4,068	(774)	11,634	$4,914,318	$28,560	$23,871

Schedule 2 — Futures Contracts

Futures contracts outstanding as of June 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	23	Sep. 2017	Chicago Mercantile	$2,793,085	$2,784,035	$(9,050)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,418,616,924	$—	$29,321	$2,418,646,245
Money market funds	33,566,174	—	—	33,566,174

Total	$2,452,183,098	$—	$29,321	$2,452,212,419

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(9,050)	$—	$—	$(9,050)

Total	$(9,050)	$—	$—	$(9,050)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

94

Schedule of Investments (Unaudited)

iSHARES® CORE S&P U.S. VALUE ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.74%

AEROSPACE & DEFENSE — 1.90%
Arconic Inc.	94,975	$2,151,184
Boeing Co. (The)	39,923	7,894,773
Esterline Technologies Corp.[a]	6,585	624,258
KLX Inc.[a]	11,211	560,550
L3 Technologies Inc.	9,234	1,542,817
Orbital ATK Inc.	12,546	1,234,024
Raytheon Co.	20,695	3,341,829
Rockwell Collins Inc.	12,945	1,360,261
Teledyne Technologies Inc.[a]	2,450	312,742
Textron Inc.	57,620	2,713,902
United Technologies Corp.	160,577	19,608,057

		41,344,397
AIR FREIGHT & LOGISTICS — 0.08%
CH Robinson Worldwide Inc.	15,178	1,042,425
Expeditors International of Washington Inc.	14,594	824,269

		1,866,694
AIRLINES — 0.75%
Alaska Air Group Inc.	9,630	864,389
American Airlines Group Inc.	106,150	5,341,468
Delta Air Lines Inc.	158,606	8,523,486
JetBlue Airways Corp.[a]	72,483	1,654,787

		16,384,130
AUTO COMPONENTS — 0.45%
BorgWarner Inc.	42,986	1,820,887
Cooper Tire & Rubber Co.	11,767	424,789
Dana Inc.	31,689	707,615
Delphi Automotive PLC	57,722	5,059,333
Goodyear Tire & Rubber Co. (The)	54,682	1,911,683

		9,924,307
AUTOMOBILES — 0.91%
Ford Motor Co.	842,823	9,431,189
General Motors Co.	295,928	10,336,765

		19,767,954
BANKS — 13.36%
Associated Banc-Corp.	33,435	842,562
BancorpSouth Inc.	18,018	549,549
Bank of America Corp.	2,144,548	52,026,734
Bank of Hawaii Corp.	2,823	234,224

Security	Shares	Value
BB&T Corp.	174,839	$7,939,439
Cathay General Bancorp.	16,327	619,610
Chemical Financial Corp.	5,902	285,716
Citigroup Inc.	593,302	39,680,038
Citizens Financial Group Inc.	68,173	2,432,413
Comerica Inc.	17,307	1,267,565
Cullen/Frost Bankers Inc.	6,028	566,089
East West Bancorp. Inc.	11,255	659,318
F.N.B. Corp.	70,004	991,257
Fifth Third Bancorp.	161,542	4,193,630
Fulton Financial Corp.	19,474	370,006
Hancock Holding Co.	18,246	894,054
Huntington Bancshares Inc./OH	235,532	3,184,393
International Bancshares Corp.	6,728	235,816
JPMorgan Chase & Co.	765,593	69,975,200
KeyCorp	120,933	2,266,284
M&T Bank Corp.	33,161	5,370,424
MB Financial Inc.	6,889	303,392
PacWest Bancorp.	25,947	1,211,725
People’s United Financial Inc.	74,717	1,319,502
PNC Financial Services Group Inc. (The)[b]	104,279	13,021,319
Premier Financial Bancorp. Inc.	1	12
Prosperity Bancshares Inc.	15,146	972,979
Regions Financial Corp.	259,012	3,791,936
Signature Bank/New York NYa	3,941	565,652
SunTrust Banks Inc.	104,189	5,909,600
SVB Financial Group[a]	4,388	771,366
Synovus Financial Corp.	13,143	581,446
TCF Financial Corp.	37,908	604,254
Texas Capital Bancshares Inc.[a]	3,812	295,049
Trustmark Corp.	7,856	252,649
U.S. Bancorp.	150,200	7,798,384
UMB Financial Corp.	3,016	225,778
Umpqua Holdings Corp.	48,096	883,043
United Bankshares Inc./WV	13,077	512,618
Valley National Bancorp.	56,515	667,442
WashingtonFirst Bankshares Inc.	1	29
Webster Financial Corp.	7,502	391,754
Wells Fargo & Co.	969,188	53,702,707
Wintrust Financial Corp.	12,225	934,479
Zions BanCorp.	43,869	1,926,288

		291,227,724

95

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

June 30, 2017

Security	Shares	Value
BEVERAGES — 1.90%
Boston Beer Co. Inc. (The) Class Aa,c	955	$126,203
Brown-Forman Corp. Class B	15,174	737,456
Coca-Cola Co. (The)	406,023	18,210,131
Dr Pepper Snapple Group Inc.	15,853	1,444,367
Molson Coors Brewing Co. Class B	39,967	3,450,751
Monster Beverage Corp.[a]	34,904	1,734,031
PepsiCo Inc.	135,442	15,642,197

		41,345,136
BIOTECHNOLOGY — 0.72%
Amgen Inc.	71,356	12,289,644
United Therapeutics Corp.[a]	2,883	374,011
Vertex Pharmaceuticals Inc.[a]	23,079	2,974,191

		15,637,846
BUILDING PRODUCTS — 0.51%
Allegion PLC	7,530	610,833
Fortune Brands Home & Security Inc.	9,857	643,071
Johnson Controls International PLC	202,152	8,765,311
Masco Corp.	26,559	1,014,819

		11,034,034
CAPITAL MARKETS — 3.62%
Affiliated Managers Group Inc.	12,263	2,033,941
Ameriprise Financial Inc.	17,199	2,189,261
Bank of New York Mellon Corp. (The)	224,088	11,432,970
BlackRock Inc.[b]	13,323	5,627,768
CBOE Holdings Inc.	7,045	643,913
CME Group Inc.	27,067	3,389,871
Eaton Vance Corp. NVS	9,743	461,039
FactSet Research Systems Inc.	2,470	410,465
Franklin Resources Inc.	73,783	3,304,741
Goldman Sachs Group Inc. (The)	78,885	17,504,582
Invesco Ltd.	88,039	3,098,092
Janus Henderson Group PLC[a,c]	39,319	1,301,852
Legg Mason Inc.	18,621	710,577
Morgan Stanley	306,938	13,677,157
Nasdaq Inc.	13,411	958,752
Northern Trust Corp.	16,844	1,637,405
Raymond James Financial Inc.	12,584	1,009,489

Security	Shares	Value
SEI Investments Co.	11,182	$601,368
State Street Corp.	76,209	6,838,234
Stifel Financial Corp.[a]	14,776	679,400
T Rowe Price Group Inc.	18,195	1,350,251

		78,861,128
CHEMICALS — 2.78%
Air Products & Chemicals Inc.	20,182	2,887,237
Ashland Global Holdings Inc.	13,416	884,249
Cabot Corp.	13,782	736,372
CF Industries Holdings Inc.	50,417	1,409,659
Chemours Co. (The)	18,601	705,350
Dow Chemical Co. (The)	242,206	15,275,932
Eastman Chemical Co.	31,587	2,652,992
Ecolab Inc.	25,308	3,359,637
EI du Pont de Nemours & Co.	93,418	7,539,767
FMC Corp.	10,005	730,865
International Flavors & Fragrances Inc.	7,152	965,520
LyondellBasell Industries NV Class A	71,176	6,006,543
Monsanto Co.	31,343	3,709,758
Mosaic Co. (The)	76,235	1,740,445
NewMarket Corp.	905	416,734
Olin Corp.	35,855	1,085,689
PolyOne Corp.	17,967	696,042
PPG Industries Inc.	26,091	2,868,966
Praxair Inc.	27,239	3,610,530
RPM International Inc.	10,977	598,795
Sensient Technologies Corp.	3,834	308,752
Sherwin-Williams Co. (The)	5,426	1,904,309
Valvoline Inc.	21,128	501,156

		60,595,299
COMMERCIAL SERVICES & SUPPLIES — 0.16%
Clean Harbors Inc.[a]	11,484	641,152
Deluxe Corp.	3,784	261,928
Herman Miller Inc.	12,795	388,968
HNI Corp.	4,125	164,464
Pitney Bowes Inc.	38,746	585,064
Stericycle Inc.[a]	18,527	1,413,981

		3,455,557
COMMUNICATIONS EQUIPMENT — 1.73%
ARRIS International PLC[a,c]	24,009	672,732

96

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

June 30, 2017

Security	Shares	Value
Brocade Communications Systems Inc.	31,471	$396,849
Ciena Corp.[a]	30,782	770,166
Cisco Systems Inc.	1,077,473	33,724,905
Juniper Networks Inc.	36,794	1,025,817
NetScout Systems Inc.[a]	20,226	695,774
Plantronics Inc.	2,364	123,661
ViaSat Inc.[a,c]	4,142	274,200

		37,684,104
CONSTRUCTION & ENGINEERING — 0.25%
AECOM[a,c]	34,028	1,100,125
Dycom Industries Inc.[a]	3,356	300,429
EMCOR Group Inc.	6,758	441,838
Fluor Corp.	30,488	1,395,741
Jacobs Engineering Group Inc.	25,899	1,408,646
KBR Inc.	31,658	481,835
Valmont Industries Inc.	2,420	362,032

		5,490,646
CONSUMER FINANCE — 0.99%
American Express Co.	84,125	7,086,690
Capital One Financial Corp.	104,082	8,599,255
Navient Corp.	61,183	1,018,697
Synchrony Financial	165,969	4,949,195

		21,653,837
CONTAINERS & PACKAGING — 0.77%
AptarGroup Inc.	7,233	628,258
Avery Dennison Corp.	8,943	790,293
Ball Corp.	75,446	3,184,576
Bemis Co. Inc.	19,815	916,444
Greif Inc. Class A NVS	5,838	325,644
International Paper Co.	88,972	5,036,705
Owens-Illinois Inc.[a]	34,909	835,023
Sealed Air Corp.	19,812	886,785
Silgan Holdings Inc.	16,671	529,804
Sonoco Products Co.	10,420	535,796
WestRock Co.	54,337	3,078,735

		16,748,063
DISTRIBUTORS — 0.14%
Genuine Parts Co.	31,932	2,962,012

		2,962,012
DIVERSIFIED CONSUMER SERVICES — 0.14%
Adtalem Global Education Inc.	12,179	462,193

Security	Shares	Value
Graham Holdings Co. Class B	1,027	$615,840
H&R Block Inc.	45,158	1,395,834
Service Corp. International/U.S.	15,471	517,505

		2,991,372
DIVERSIFIED FINANCIAL SERVICES — 3.26%
Berkshire Hathaway Inc. Class Ba	409,320	69,326,529
Leucadia National Corp.	69,795	1,825,837

		71,152,366
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.36%
AT&T Inc.	1,324,848	49,986,515
CenturyLink Inc.	118,775	2,836,347
Frontier Communications Corp.[c]	258,767	300,170
Level 3 Communications Inc.[a]	27,687	1,641,839
Verizon Communications Inc.	413,169	18,452,127

		73,216,998
ELECTRIC UTILITIES — 4.00%
Alliant Energy Corp.	26,241	1,054,101
American Electric Power Co. Inc.	105,962	7,361,180
Duke Energy Corp.	150,816	12,606,709
Edison International	70,208	5,489,564
Entergy Corp.	38,835	2,981,363
Eversource Energy	68,256	4,143,822
Exelon Corp.	199,564	7,198,274
FirstEnergy Corp.	96,032	2,800,293
Great Plains Energy Inc.	46,782	1,369,777
Hawaiian Electric Industries Inc.	23,813	771,065
IDACORP Inc.	10,847	925,791
NextEra Energy Inc.	51,449	7,209,548
OGE Energy Corp.	43,001	1,496,005
PG&E Corp.	110,039	7,303,288
Pinnacle West Capital Corp.	24,207	2,061,468
PNM Resources Inc.	17,612	673,659
PPL Corp.	147,220	5,691,525
Southern Co. (The)	214,321	10,261,690
Westar Energy Inc.	12,260	650,025
Xcel Energy Inc.	109,420	5,020,190

		87,069,337
ELECTRICAL EQUIPMENT — 0.75%
AMETEK Inc.	49,809	3,016,931
Eaton Corp. PLC	96,395	7,502,423
Emerson Electric Co.	74,960	4,469,115
Hubbell Inc.	4,318	488,668
Regal Beloit Corp.	9,701	791,117

		16,268,254

97

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

June 30, 2017

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.55%
Arrow Electronics Inc.[a]	19,342	$1,516,800
Avnet Inc.	27,103	1,053,765
Belden Inc.	4,552	343,357
FLIR Systems Inc.	9,230	319,912
Jabil Inc.	39,457	1,151,750
Keysight Technologies Inc.[a]	17,464	679,873
Knowles Corp.[a,c]	20,068	339,550
National Instruments Corp.	11,588	466,069
SYNNEX Corp.	6,257	750,590
TE Connectivity Ltd.	38,258	3,010,139
Tech Data Corp.[a]	7,588	766,388
Trimble Inc.[a]	19,495	695,387
VeriFone Systems Inc.[a]	25,036	453,152
Vishay Intertechnology Inc.	29,826	495,112

		12,041,844
ENERGY EQUIPMENT & SERVICES — 1.27%
Baker Hughes Inc.	52,507	2,862,157
Diamond Offshore Drilling Inc.[a,c]	14,747	159,710
Dril-Quip Inc.[a,c]	8,385	409,188
Ensco PLC Class A	66,912	345,266
Halliburton Co.	78,880	3,368,965
Helmerich & Payne Inc.	23,641	1,284,652
Nabors Industries Ltd.	61,377	499,609
National Oilwell Varco Inc.	82,325	2,711,785
Oceaneering International Inc.	21,568	492,613
Oil States International Inc.[a]	11,777	319,745
Patterson-UTI Energy Inc.	19,704	397,824
Rowan Companies PLC Class Aa	28,095	287,693
Schlumberger Ltd.	164,675	10,842,202
Superior Energy Services Inc.[a,c]	20,490	213,711
TechnipFMC PLC[a]	100,540	2,734,688
Transocean Ltd.[a]	84,676	696,883

		27,626,691
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.22%
American Campus Communities Inc.	11,874	561,640
Boston Properties Inc.	11,711	1,440,687
Camden Property Trust	8,841	755,994
Care Capital Properties Inc.	17,530	468,051
CoreCivic Inc.	25,697	708,723

Security	Shares	Value
Corporate Office Properties Trust	6,784	$237,644
Cousins Properties Inc.	91,942	808,170
Crown Castle International Corp.	27,722	2,777,190
CyrusOne Inc.[c]	8,379	467,129
EPR Properties	5,355	384,864
Equity Residential	26,274	1,729,617
Essex Property Trust Inc.	6,648	1,710,331
Federal Realty Investment Trust	5,821	735,716
GEO Group Inc. (The)	13,358	394,996
HCP Inc.	100,891	3,224,476
Healthcare Realty Trust Inc.	7,465	254,930
Highwoods Properties Inc.	9,343	473,784
Hospitality Properties Trust	21,331	621,799
Iron Mountain Inc.[c]	23,130	794,747
LaSalle Hotel Properties	24,812	739,398
Life Storage Inc.[c]	10,024	742,778
Macerich Co. (The)[c]	25,930	1,505,496
Mack-Cali Realty Corp.	7,502	203,604
Medical Properties Trust Inc.	78,751	1,013,525
Mid-America Apartment Communities Inc.	9,685	1,020,605
National Retail Properties Inc.	13,566	530,431
Omega Healthcare Investors Inc.[c]	42,418	1,400,642
Potlatch Corp.	2,909	132,941
Public Storage	11,320	2,360,560
Quality Care Properties Inc.[a]	19,985	365,925
Rayonier Inc.	15,210	437,592
Realty Income Corp.[c]	22,526	1,242,985
Regency Centers Corp.	11,830	741,031
Senior Housing Properties Trust	39,391	805,152
Simon Property Group Inc.	22,853	3,696,701
SL Green Realty Corp.	22,033	2,331,091
Tanger Factory Outlet Centers Inc.[c]	6,923	179,860
Taubman Centers Inc.	5,863	349,142
Urban Edge Properties	7,740	183,670
Ventas Inc.	33,037	2,295,411
Vornado Realty Trust	18,565	1,743,254
Washington Prime Group Inc.	42,061	352,051
Weyerhaeuser Co.	161,896	5,423,516

		48,347,849
FOOD & STAPLES RETAILING — 3.80%
Casey’s General Stores Inc.	8,445	904,544

98

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

June 30, 2017

Security	Shares	Value
Costco Wholesale Corp.	94,507	$15,114,505
CVS Health Corp.	219,536	17,663,867
Kroger Co. (The)	196,653	4,585,948
Sprouts Farmers Market Inc.[a]	14,595	330,869
Sysco Corp.	49,840	2,508,447
United Natural Foods Inc.[a]	10,806	396,580
Wal-Mart Stores Inc.	318,307	24,089,474
Walgreens Boots Alliance Inc.	184,020	14,410,606
Whole Foods Market Inc.	69,168	2,912,664

		82,917,504
FOOD PRODUCTS — 2.47%
Archer-Daniels-Midland Co.	122,978	5,088,830
Campbell Soup Co.	16,422	856,407
Conagra Brands Inc.	87,549	3,130,752
Dean Foods Co.	20,419	347,123
Flowers Foods Inc.	40,291	697,437
General Mills Inc.	55,803	3,091,486
Hain Celestial Group Inc. (The)[a,c]	22,812	885,562
Hormel Foods Corp.	58,576	1,998,027
Ingredion Inc.	8,271	985,986
JM Smucker Co. (The)	25,204	2,982,389
Kellogg Co.	24,999	1,736,431
Kraft Heinz Co. (The)	128,568	11,010,564
Lamb Weston Holdings Inc.	11,317	498,401
McCormick & Co. Inc./MD NVS	8,939	871,642
Mondelez International Inc. Class A	326,962	14,121,489
Snyder’s-Lance Inc.	18,799	650,821
Tootsie Roll Industries Inc.	1,693	59,001
TreeHouse Foods Inc.[a]	12,251	1,000,784
Tyson Foods Inc. Class A	62,373	3,906,421

		53,919,553
GAS UTILITIES — 0.28%
Atmos Energy Corp.	22,788	1,890,265
National Fuel Gas Co.	8,511	475,254
New Jersey Resources Corp.	18,889	749,893
ONE Gas Inc.	11,377	794,228
UGI Corp.	37,314	1,806,371
WGL Holdings Inc.	5,788	482,893

		6,198,904
HEALTH CARE EQUIPMENT & SUPPLIES — 3.11%
Abbott Laboratories	373,940	18,177,223
Baxter International Inc.	105,111	6,363,420

Security	Shares	Value
Cooper Companies Inc. (The)	2,943	$704,613
Danaher Corp.	61,862	5,220,534
DENTSPLY SIRONA Inc.	49,402	3,203,226
Globus Medical Inc. Class Aa	8,688	288,007
Halyard Health Inc.[a]	10,083	396,060
Hill-Rom Holdings Inc.	4,926	392,159
Hologic Inc.[a]	24,351	1,105,048
LivaNova PLC[a,c]	9,395	575,068
Medtronic PLC	294,989	26,180,274
ResMed Inc.	10,466	814,988
STERIS PLC	18,471	1,505,387
Teleflex Inc.	4,146	861,373
Zimmer Biomet Holdings Inc.	15,606	2,003,810

		67,791,190
HEALTH CARE PROVIDERS & SERVICES — 2.95%
Acadia Healthcare Co. Inc.[a]	13,462	664,754
AmerisourceBergen Corp.	35,905	3,394,100
Anthem Inc.	57,107	10,743,540
Cardinal Health Inc.	68,078	5,304,638
Centene Corp.[a]	37,293	2,978,965
Cigna Corp.	55,163	9,233,735
DaVita Inc.[a]	33,760	2,186,298
Envision Healthcare Corp.[a]	15,148	949,325
Express Scripts Holding Co.[a]	127,894	8,164,753
HCA Healthcare Inc.[a]	30,216	2,634,835
Henry Schein Inc.[a]	17,171	3,142,636
Laboratory Corp. of America Holdings[a]	10,143	1,563,442
LifePoint Health Inc.[a]	8,876	596,023
McKesson Corp.	45,445	7,477,520
MEDNAX Inc.[a,c]	7,824	472,335
Molina Healthcare Inc.[a]	9,243	639,431
Owens & Minor Inc.	13,679	440,327
Patterson Companies Inc.	17,749	833,315
Quest Diagnostics Inc.	11,268	1,252,551
Tenet Healthcare Corp.[a,c]	18,223	352,433
Universal Health Services Inc. Class B	10,678	1,303,570

		64,328,526
HEALTH CARE TECHNOLOGY — 0.02%
Allscripts Healthcare Solutions Inc.[a,c]	39,393	502,655

		502,655

99

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

June 30, 2017

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 0.96%
Carnival Corp.	90,191	$5,913,824
Chipotle Mexican Grill Inc.[a,c]	2,771	1,153,013
Cracker Barrel Old Country Store Inc.[c]	1,558	260,576
Hilton Worldwide Holdings Inc.	9,057	560,175
International Speedway Corp. Class A	2,458	92,298
McDonald’s Corp.	66,743	10,222,358
Royal Caribbean Cruises Ltd.	17,719	1,935,446
Wyndham Worldwide Corp.	7,509	753,979

		20,891,669
HOUSEHOLD DURABLES — 0.82%
CalAtlantic Group Inc.	16,113	569,595
DR Horton Inc.	73,996	2,558,042
Helen of Troy Ltd.[a]	5,983	563,000
KB Home[c]	17,850	427,864
Leggett & Platt Inc.	11,401	598,895
Lennar Corp. Class A	44,034	2,347,893
Mohawk Industries Inc.[a]	7,234	1,748,385
Newell Brands Inc.	40,595	2,176,704
PulteGroup Inc.	61,526	1,509,233
Tempur Sealy International Inc.[a,c]	4,169	222,583
Toll Brothers Inc.	32,341	1,277,793
TRI Pointe Group Inc.[a,c]	33,976	448,143
Tupperware Brands Corp.	6,325	444,205
Whirlpool Corp.	15,946	3,055,572

		17,947,907
HOUSEHOLD PRODUCTS — 1.76%
Church & Dwight Co. Inc.	19,080	989,870
Clorox Co. (The)	12,570	1,674,827
Colgate-Palmolive Co.	83,752	6,208,536
Energizer Holdings Inc.	5,020	241,060
Kimberly-Clark Corp.	36,714	4,740,145
Procter & Gamble Co. (The)	281,079	24,496,035

		38,350,473
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.13%
AES Corp./VA	142,203	1,579,876
NRG Energy Inc.	68,528	1,180,052

		2,759,928
INDUSTRIAL CONGLOMERATES — 2.14%
3M Co.	41,206	8,578,677

Security	Shares	Value
General Electric Co.	994,628	$26,864,902
Honeywell International Inc.	67,358	8,978,148
Roper Technologies Inc.	9,902	2,292,610

		46,714,337
INSURANCE — 5.31%
Aflac Inc.	85,518	6,643,038
Alleghany Corp.[a]	1,259	748,853
Allstate Corp. (The)	78,554	6,947,316
American Financial Group Inc./OH	15,931	1,583,064
American International Group Inc.	189,514	11,848,415
Aspen Insurance Holdings Ltd.	13,047	650,393
Assurant Inc.	11,963	1,240,444
Chubb Ltd.	100,625	14,628,863
Cincinnati Financial Corp.	14,365	1,040,744
CNO Financial Group Inc.	14,727	307,500
Everest Re Group Ltd.	8,837	2,249,812
First American Financial Corp.	23,178	1,035,825
Genworth Financial Inc. Class Aa	48,940	184,504
Hanover Insurance Group Inc. (The)	9,158	811,674
Hartford Financial Services Group Inc. (The)	79,132	4,159,969
Kemper Corp.	10,914	421,280
Lincoln National Corp.	48,324	3,265,736
Loews Corp.	59,757	2,797,225
Mercury General Corp.	7,943	428,922
MetLife Inc.	232,827	12,791,515
Old Republic International Corp.	52,098	1,017,474
Principal Financial Group Inc.	58,015	3,717,021
Progressive Corp. (The)	125,176	5,519,010
Prudential Financial Inc.	92,445	9,997,002
Reinsurance Group of America Inc.	13,927	1,788,088
RenaissanceRe Holdings Ltd.	2,733	380,024
Torchmark Corp.	23,410	1,790,865
Travelers Companies Inc. (The)	60,208	7,618,118
Unum Group	49,172	2,292,890
Willis Towers Watson PLC	27,376	3,982,113
WR Berkley Corp.	21,079	1,458,034
XL Group Ltd.	56,619	2,479,912

		115,825,643

100

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

June 30, 2017

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.03%
HSN Inc.	6,826	$217,749
TripAdvisor Inc.[a,c]	10,283	392,811

		610,560
INTERNET SOFTWARE & SERVICES — 0.23%
Cars.com Inc.[a]	15,420	410,635
eBay Inc.[a]	132,323	4,620,719

		5,031,354
IT SERVICES — 1.09%
Acxiom Corp.[a]	9,209	239,250
Alliance Data Systems Corp.	4,806	1,233,652
Cognizant Technology Solutions Corp. Class A	38,293	2,542,655
Convergys Corp.	12,222	290,639
CSRA Inc.	16,218	514,921
DST Systems Inc.	13,318	821,721
DXC Technology Co.	28,825	2,211,454
International Business Machines Corp.	79,227	12,187,489
Leidos Holdings Inc.	30,882	1,596,291
NeuStar Inc. Class Aa,c	373	12,440
Sabre Corp.	23,435	510,180
Teradata Corp.[a,c]	28,441	838,725
Western Union Co. (The)	36,131	688,296

		23,687,713
LEISURE PRODUCTS — 0.12%
Brunswick Corp./DE	19,510	1,223,862
Mattel Inc.	32,550	700,802
Polaris Industries Inc.[c]	6,730	620,708

		2,545,372
LIFE SCIENCES TOOLS & SERVICES — 0.60%
Agilent Technologies Inc.	24,513	1,453,866
Bio-Rad Laboratories Inc. Class Aa	2,285	517,118
Charles River Laboratories International Inc.[a]	3,970	401,566
Illumina Inc.[a]	9,778	1,696,679
PAREXEL International Corp.[a]	5,685	494,083
PerkinElmer Inc.	23,717	1,616,076
Thermo Fisher Scientific Inc.	32,874	5,735,527
Waters Corp.[a]	5,924	1,089,068

		13,003,983

Security	Shares	Value
MACHINERY — 1.39%
AGCO Corp.	14,335	$966,036
Caterpillar Inc.	60,939	6,548,505
Deere & Co.	32,321	3,994,552
Donaldson Co. Inc.	8,520	388,001
Dover Corp.	33,527	2,689,536
Flowserve Corp.	28,290	1,313,505
ITT Inc.	19,406	779,733
Kennametal Inc.	9,610	359,606
Oshkosh Corp.	7,856	541,121
PACCAR Inc.	36,543	2,413,300
Parker-Hannifin Corp.	9,231	1,475,298
Pentair PLC	36,330	2,417,398
Snap-on Inc.	5,862	926,196
Stanley Black & Decker Inc.	17,216	2,422,808
Terex Corp.	21,193	794,737
Timken Co. (The)	15,319	708,504
Trinity Industries Inc.	33,292	933,175
Wabtec Corp./DE	6,574	601,521

		30,273,532
MARINE — 0.04%
Kirby Corp.[a,c]	11,797	788,629

		788,629
MEDIA — 1.32%
AMC Networks Inc. Class Aa	4,362	232,974
Cinemark Holdings Inc.	10,188	395,804
DISH Network Corp. Class Aa	21,226	1,332,144
Interpublic Group of Companies Inc. (The)	38,782	954,037
John Wiley & Sons Inc. Class A	5,300	279,575
Live Nation Entertainment Inc.[a]	14,199	494,835
Meredith Corp.	3,154	187,505
New York Times Co. (The) Class A	26,140	462,678
News Corp. Class A	83,058	1,137,895
News Corp. Class B	25,569	361,801
Omnicom Group Inc.	14,039	1,163,833
TEGNA Inc.	47,172	679,749
Twenty-First Century Fox Inc. Class A NVS	118,426	3,356,193
Twenty-First Century Fox Inc. Class B	54,803	1,527,360
Viacom Inc. Class B NVS	76,242	2,559,444

101

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

June 30, 2017

Security	Shares	Value
Walt Disney Co. (The)	128,528	$13,656,100

		28,781,927
METALS & MINING — 0.31%
Allegheny Technologies Inc.	24,411	415,231
Carpenter Technology Corp.	10,040	375,797
Commercial Metals Co.	25,649	498,360
Compass Minerals International Inc.	4,082	266,555
Ferroglobe PLC	5,097	—
Freeport-McMoRan Inc.[a]	111,875	1,343,619
Gerber Scientific Inc. Escrow[a,d]	1,091	11
Nucor Corp.	28,352	1,640,730
Reliance Steel & Aluminum Co.	15,887	1,156,733
Steel Dynamics Inc.	17,356	621,518
U.S. Steel Corp.	18,822	416,719

		6,735,273
MULTI-UTILITIES — 1.85%
Ameren Corp.	52,512	2,870,831
Black Hills Corp.	4,568	308,203
CenterPoint Energy Inc.	39,015	1,068,231
CMS Energy Corp.	60,747	2,809,549
Consolidated Edison Inc.	65,808	5,318,602
Dominion Energy Inc.	71,837	5,504,869
DTE Energy Co.	38,624	4,086,033
NiSource Inc.	70,368	1,784,532
NorthWestern Corp.	10,188	621,672
Public Service Enterprise Group Inc.	108,997	4,687,961
SCANA Corp.	30,768	2,061,764
Sempra Energy	54,049	6,094,025
Vectren Corp.	18,009	1,052,446
WEC Energy Group Inc.	32,758	2,010,686

		40,279,404
MULTILINE RETAIL — 0.51%
Big Lots Inc.[c]	9,929	479,571
Dillard’s Inc. Class A	5,004	288,681
Kohl’s Corp.	36,926	1,427,928
Macy’s Inc.	65,971	1,533,166
Nordstrom Inc.	24,103	1,152,846
Target Corp.	118,892	6,216,863

		11,099,055
OIL, GAS & CONSUMABLE FUELS — 9.09%
Anadarko Petroleum Corp.	60,637	2,749,282

Security	Shares	Value
Apache Corp.	29,639	$1,420,597
Cabot Oil & Gas Corp.	52,420	1,314,694
Chesapeake Energy Corp.[a,c]	87,954	437,131
Chevron Corp.	408,262	42,593,975
Cimarex Energy Co.	9,123	857,653
Concho Resources Inc.[a]	14,794	1,797,915
ConocoPhillips	266,580	11,718,857
CONSOL Energy Inc.[a]	39,060	583,556
Devon Energy Corp.	51,461	1,645,208
Energen Corp.[a]	12,272	605,869
EOG Resources Inc.	59,714	5,405,311
EQT Corp.[c]	15,221	891,798
Exxon Mobil Corp.	913,099	73,714,482
Gulfport Energy Corp.[a]	14,699	216,810
Hess Corp.	58,486	2,565,781
HollyFrontier Corp.	38,334	1,053,035
Kinder Morgan Inc./DE	413,716	7,926,799
Marathon Oil Corp.	183,947	2,179,772
Marathon Petroleum Corp.	111,789	5,849,918
Matador Resources Co.[a,c]	11,413	243,896
Newfield Exploration Co.[a,c]	14,417	410,308
Noble Energy Inc.	57,286	1,621,194
Occidental Petroleum Corp.	93,918	5,622,871
ONEOK Inc.	24,514	1,278,650
PBF Energy Inc. Class A	24,336	541,719
PetroCorp Inc. Escrow[a,d]	190	—
Phillips 66	94,526	7,816,355
QEP Resources Inc.[a]	33,210	335,421
Range Resources Corp.	25,456	589,816
SM Energy Co.	11,223	185,516
Southwestern Energy Co.[a]	48,613	295,567
Tesoro Corp.	32,684	3,059,222
Valero Energy Corp.	96,380	6,501,795
Williams Companies Inc. (The)	98,365	2,978,492
World Fuel Services Corp.	15,178	583,594
WPX Energy Inc.[a]	40,253	388,844

		197,981,703
PAPER & FOREST PRODUCTS — 0.06%
Domtar Corp.	13,479	517,863
Louisiana-Pacific Corp.[a]	31,506	759,610

		1,277,473
PERSONAL PRODUCTS — 0.21%
Avon Products Inc.[a]	99,132	376,702

102

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

June 30, 2017

Security	Shares	Value
Coty Inc. Class A	59,082	$1,108,378
Edgewell Personal Care Co.[a]	12,561	954,887
Estee Lauder Companies Inc. (The) Class A	20,255	1,944,075
Nu Skin Enterprises Inc. Class A	3,401	213,719

		4,597,761
PHARMACEUTICALS — 4.95%
Allergan PLC	72,383	17,595,583
Bristol-Myers Squibb Co.	159,761	8,901,883
Catalent Inc.[a]	16,055	563,531
Eli Lilly & Co.	117,177	9,643,667
Endo International PLC[a]	42,660	476,512
Johnson & Johnson	226,388	29,948,869
Mallinckrodt PLC[a,c]	21,526	964,580
Merck & Co. Inc.	223,980	14,354,878
Mylan NVa	99,787	3,873,731
Perrigo Co. PLC	31,104	2,348,974
Pfizer Inc.	565,849	19,006,868
Prestige Brands Holdings Inc.[a]	4,989	263,469

		107,942,545
PROFESSIONAL SERVICES — 0.31%
FTI Consulting Inc.[a]	9,194	321,422
IHS Markit Ltd.[a]	49,455	2,177,998
ManpowerGroup Inc.	14,557	1,625,289
Nielsen Holdings PLC	32,852	1,270,059
Robert Half International Inc.	27,528	1,319,417

		6,714,185
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.13%
Alexander & Baldwin Inc.	4,872	201,603
CBRE Group Inc. Class Aa	36,637	1,333,587
Jones Lang LaSalle Inc.	9,872	1,234,000

		2,769,190
ROAD & RAIL — 0.99%
CSX Corp.	73,570	4,013,979
Genesee & Wyoming Inc. Class Aa	7,113	486,458
Kansas City Southern	22,995	2,406,427
Norfolk Southern Corp.	62,446	7,599,678
Ryder System Inc.	11,749	845,693
Union Pacific Corp.	53,938	5,874,388
Werner Enterprises Inc.	10,207	299,575

		21,526,198

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.40%
Cree Inc.[a,c]	21,333	$525,858
Cypress Semiconductor Corp.	41,029	560,046
First Solar Inc.[a]	17,164	684,500
Intel Corp.	527,663	17,803,350
Micron Technology Inc.[a,c]	224,099	6,691,596
Qorvo Inc.[a]	27,516	1,742,313
Synaptics Inc.[a,c]	7,399	382,602
Teradyne Inc.	18,970	569,669
Versum Materials Inc.	8,666	281,645
Xilinx Inc.	18,711	1,203,492

		30,445,071
SOFTWARE — 1.00%
ACI Worldwide Inc.[a]	13,484	301,637
ANSYS Inc.[a]	7,042	856,870
Autodesk Inc.[a]	14,361	1,447,876
CA Inc.	67,530	2,327,759
Cadence Design Systems Inc.[a]	16,853	564,407
Manhattan Associates Inc.[a,c]	5,079	244,097
Oracle Corp.	271,862	13,631,161
PTC Inc.[a]	7,754	427,400
Symantec Corp.	67,183	1,897,920

		21,699,127
SPECIALTY RETAIL — 0.99%
Aaron’s Inc.	13,600	529,040
American Eagle Outfitters Inc.	36,705	442,295
AutoNation Inc.[a,c]	14,453	609,338
Bed Bath & Beyond Inc.	31,462	956,445
Best Buy Co. Inc.	34,475	1,976,452
Cabela’s Inc.[a]	4,992	296,625
CarMax Inc.[a,c]	22,075	1,392,049
Chico’s FAS Inc.	14,480	136,402
Foot Locker Inc.	11,222	553,020
GameStop Corp. Class A	22,444	485,015
Gap Inc. (The)	47,755	1,050,132
L Brands Inc.	27,491	1,481,490
Lowe’s Companies Inc.	66,569	5,161,095
Michaels Companies Inc. (The)[a,c]	11,990	222,055
Murphy USA Inc.[a,c]	7,515	556,937
Office Depot Inc.	112,329	633,536
Sally Beauty Holdings Inc.[a]	13,637	276,149
Signet Jewelers Ltd.	14,818	937,090

103

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

June 30, 2017

Security	Shares	Value
Staples Inc.	140,754	$1,417,393
Tiffany & Co.	11,281	1,058,947
Tractor Supply Co.	12,050	653,231
Williams-Sonoma Inc.	17,315	839,777

		21,664,513
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.06%
3D Systems Corp.[a,c]	6,762	126,449
Diebold Nixdorf Inc.	16,155	452,340
Hewlett Packard Enterprise Co.	358,753	5,951,712
HP Inc.	362,749	6,340,853
NetApp Inc.	22,097	884,985
Seagate Technology PLC	64,269	2,490,424
Western Digital Corp.	62,757	5,560,270
Xerox Corp.	45,733	1,313,909

		23,120,942
TEXTILES, APPAREL & LUXURY GOODS — 0.76%
Coach Inc.	30,242	1,431,656
Deckers Outdoor Corp.[a]	3,569	243,620
Hanesbrands Inc.	37,904	877,857
NIKE Inc. Class B	122,790	7,244,610
PVH Corp.	16,900	1,935,050
Ralph Lauren Corp.	11,835	873,423
VF Corp.	69,028	3,976,013

		16,582,229
THRIFTS & MORTGAGE FINANCE — 0.06%
New York Community Bancorp. Inc.	106,741	1,401,509

		1,401,509
TOBACCO — 0.81%
Philip Morris International Inc.	150,612	17,689,379

		17,689,379
TRADING COMPANIES & DISTRIBUTORS — 0.05%
GATX Corp.	4,839	311,002
NOW Inc.[a,c]	24,221	389,474
Watsco Inc.	2,728	420,658

		1,121,134
WATER UTILITIES — 0.03%
Aqua America Inc.	18,740	624,042

		624,042

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.03%
Telephone & Data Systems Inc.	20,650	$573,038

		573,038

TOTAL COMMON STOCKS
(Cost: $2,093,743,199)		2,173,412,709

SHORT-TERM INVESTMENTS — 1.09%

MONEY MARKET FUNDS — 1.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[e,f,g]	20,168,755	20,174,806
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[e,f]	3,635,140	3,635,140

		23,809,946

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,811,198)		23,809,946

TOTAL INVESTMENTS IN SECURITIES — 100.83%
(Cost: $2,117,554,397)[h]		2,197,222,655
Other Assets, Less Liabilities — (0.83)%		(18,189,406)

NET ASSETS — 100.00%		$2,179,033,249

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Schedule 1.
[c]	All or a portion of this security represents a security on loan.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $2,139,057,236. Net unrealized appreciation was $58,165,419, of which $144,783,936 represented gross unrealized appreciation on securities and $86,618,517 represented gross unrealized depreciation on securities.

104

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF

June 30, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	10,414	3,040	(131)	13,323	$5,627,768	$30,355	$4,782
PNC Financial Services Group Inc. (The)	81,551	23,802	(1,074)	104,279	13,021,319	48,946	21,154

					$18,649,087	$79,301	$25,936

Schedule 2 — Futures Contracts

Futures contracts outstanding as of June 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	27	Sep. 2017	Chicago Mercantile	$3,282,079	$3,268,215	$(13,864)
S&P MidCap 400 E-Mini	12	Sep. 2017	Chicago Mercantile	2,093,800	2,095,320	1,520

				Net unrealized depreciation		$(12,344)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2		Level 3	Total
Investments:
Assets:
Common stocks	$2,173,412,698	$0	[a]	$11	$2,173,412,709
Money market funds	23,809,946	—		—	23,809,946

Total	$2,197,222,644	$0	[a]	$11	$2,197,222,655

Derivative financial instruments[b]:
Assets:
Futures contracts	$1,520	$—		$—	$1,520
Liabilities:
Futures contracts	(13,864)	—		—	(13,864)

Total	$(12,344)	$—		$—	$(12,344)

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

105

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED JPX-NIKKEI 400 ETF

June 30, 2017

Security	Shares	Value
INVESTMENT COMPANIES — 100.32%

EXCHANGE-TRADED FUNDS — 100.32%
iShares JPX-Nikkei 400 ETF[a]	46,838	$2,730,833

		2,730,833

TOTAL INVESTMENT COMPANIES
(Cost: $2,519,072)		2,730,833

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[b,c]	1,487	1,487

		1,487

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,487)		1,487

TOTAL INVESTMENTS IN SECURITIES — 100.37%
(Cost: $2,520,559)[d]		2,732,320
Other Assets, Less Liabilities — (0.37)%		(10,142)

NET ASSETS — 100.00%		$2,722,178

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,521,601. Net unrealized appreciation was $210,719, of which $211,761 represented gross unrealized appreciation on securities and $1,042 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares JPX-Nikkei 400 ETF	45,755	1,226	(143)	46,838	$2,730,833	$16,291	$291

106

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED JPX-NIKKEI 400 ETF

June 30, 2017

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of June 30, 2017 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
JPY	295,103,000	USD	2,613,786	MS	07/06/2017	$10,048
USD	2,663,273	JPY	295,103,000	MS	07/06/2017	39,439
USD	108,103	JPY	12,132,000	MS	08/03/2017	108

						49,595

JPY	1,085,000	USD	9,661	MS	08/03/2017	(3)
USD	2,616,660	JPY	295,103,000	MS	08/03/2017	(10,243)

						(10,246)

			Net unrealized appreciation			$39,349

Counterparty:

MS — Morgan Stanley and Co. International PLC

Currency abbreviations:

JPY — Japanese Yen

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$2,730,833	$—	$—	$2,730,833
Money market funds	1,487	—	—	1,487

Total	$2,732,320	$—	$—	$2,732,320

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$49,595	$—	$49,595
Liabilities:
Forward currency contracts	—	(10,246)	—	(10,246)

Total	$—	$39,349	$—	$39,349

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

107

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 97.59%

BRAZIL — 21.16%
CCR SA	612,000	$3,121,648
Cia. de Saneamento Basico do Estado de Sao Paulo ADR	110,580	1,052,722
CPFL Energia SA ADR	104,220	1,662,309
Ultrapar Participacoes SA ADR	184,020	4,329,990

		10,166,669
CHILE — 3.62%
Enel Americas SA ADR	184,440	1,739,269

		1,739,269
CHINA — 34.69%
Beijing Capital International Airport Co. Ltd. Class H	900,000	1,268,182
Beijing Enterprises Water Group Ltd.	1,620,000	1,257,575
CGN Power Co. Ltd. Class Ha	3,390,000	946,679
China Gas Holdings Ltd.	780,000	1,574,698
China Merchants Port Holdings Co. Ltd.	480,000	1,331,207
China Oilfield Services Ltd. Class H	660,000	529,255
China Resources Power Holdings Co. Ltd.	540,000	1,059,739
COSCO SHIPPING Ports Ltd.	1,020,000	1,196,856
Guangdong Investment Ltd.	960,000	1,323,214
Huaneng Power International Inc. Class H ADR	34,590	961,256
Jiangsu Expressway Co. Ltd. Class H	780,000	1,101,089
Kunlun Energy Co. Ltd.[b]	1,440,000	1,221,144
Shenzhen Expressway Co. Ltd. Class H	420,000	382,530
Shenzhen International Holdings Ltd.	600,499	1,101,544
Sinopec Kantons Holdings Ltd.[b]	420,000	231,885
Zhejiang Expressway Co. Ltd. Class H	900,000	1,175,951

		16,662,804
MALAYSIA — 7.02%
Sapurakencana Petroleum Bhd[b]	1,263,000	467,816
Tenaga Nasional Bhd	882,000	2,905,310

		3,373,126
MEXICO — 13.29%
Grupo Aeroportuario del Centro Norte Sab de CV ADR	23,160	1,115,849

Security	Shares	Value
Grupo Aeroportuario del Pacifico SAB de CV ADR	23,400	$2,627,820
Grupo Aeroportuario del Sureste SAB de CV Series B	12,540	2,638,416

		6,382,085
RUSSIA — 3.72%
Novatek PJSC GDR[c]	6,720	748,608
RusHydro PJSC	508,440	650,803
TMK PJSC GDR[c]	73,470	389,391

		1,788,802
SOUTH KOREA — 6.27%
Korea Electric Power Corp. ADR	167,700	3,013,569

		3,013,569
THAILAND — 7.82%
Airports of Thailand PCL NVDR	2,700,000	3,755,520

		3,755,520

TOTAL COMMON STOCKS
(Cost: $38,545,631)		46,881,844

PREFERRED STOCKS — 1.31%

BRAZIL — 1.31%
Cia. Energetica de Minas Gerais ADR, Preference Shares	263,460	632,304

		632,304

TOTAL PREFERRED STOCKS
(Cost: $857,286)		632,304

SHORT-TERM INVESTMENTS — 1.95%

MONEY MARKET FUNDS — 1.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[d,e,f]	831,006	831,255
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[d,e]	105,606	105,606

		936,861

TOTAL SHORT-TERM INVESTMENTS
(Cost: $936,904)		936,861

108

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

June 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 100.85%
(Cost: $40,339,821)[g]	$48,451,009
Other Assets, Less Liabilities — (0.85)%	(410,370)

NET ASSETS — 100.00%	$48,040,639

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $40,905,907. Net unrealized appreciation was $7,545,102, of which $12,107,514 represented gross unrealized appreciation on securities and $4,562,412 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$46,881,844	$—	$—	$46,881,844
Preferred stocks	632,304	—	—	632,304
Money market funds	936,861	—	—	936,861

Total	$48,451,009	$—	$—	$48,451,009

109

Schedule of Investments (Unaudited)

iSHARES® EUROPE ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.34%

AUSTRIA — 0.29%
Erste Group Bank AG	109,476	$4,186,027
OMV AG	50,396	2,611,565
Voestalpine AG	39,422	1,834,481

		8,632,073
BELGIUM — 2.02%
Ageas	73,726	2,964,950
Anheuser-Busch InBev SA/NV	308,178	33,992,831
Colruyt SA	23,132	1,216,925
Groupe Bruxelles Lambert SA	28,871	2,775,570
KBC Group NV	120,604	9,135,020
Proximus SADP	52,184	1,823,050
Solvay SA	26,320	3,527,265
UCB SA	46,316	3,181,693
Umicore SA	34,010	2,362,317

		60,979,621
DENMARK — 2.82%
AP Moller – Maersk A/S Class A	1,135	2,164,210
AP Moller – Maersk A/S Class B	2,325	4,668,689
Carlsberg A/S Class B	37,852	4,038,483
Chr Hansen Holding A/S	34,759	2,524,757
Coloplast A/S Class B	40,062	3,343,212
Danske Bank A/S	261,630	10,049,726
DONG Energy A/Sa	75,846	3,419,516
DSV A/S	67,735	4,156,286
Genmab A/Sb	21,500	4,581,134
ISS A/S	65,640	2,574,730
Novo Nordisk A/S Class B	643,843	27,536,269
Novozymes A/S Class B	81,520	3,562,780
Pandora A/S	40,386	3,763,652
TDC A/S	287,022	1,666,971
Vestas Wind Systems A/S	77,025	7,101,311

		85,151,726
FINLAND — 1.51%
Fortum OYJ	159,237	2,493,612
Kone OYJ Class B	135,892	6,903,327
Metso OYJ	44,941	1,556,176
Nokia OYJ	2,081,687	12,714,205
Nokian Renkaat OYJ	40,455	1,672,148
Sampo OYJ Class A	176,316	9,023,232
Stora Enso OYJ Class R	203,632	2,626,775

Security	Shares	Value
UPM-Kymmene OYJ	190,232	$5,415,549
Wartsila OYJ Abp	54,473	3,215,185

		45,620,209
FRANCE — 15.46%
Accor SA	76,204	3,567,404
Air Liquide SA	138,627	17,107,612
Airbus SE	215,127	17,666,143
Alstom SAb	55,410	1,934,487
Arkema SA	25,828	2,752,273
Atos SE	32,785	4,595,591
AXA SA	690,534	18,862,745
BNP Paribas SA	399,619	28,741,830
Bouygues SA	72,612	3,057,626
Capgemini SE	56,374	5,817,625
Carrefour SA	203,802	5,148,687
Casino Guichard Perrachon SA	18,997	1,123,652
Christian Dior SE	4,006	1,143,860
Cie. de Saint-Gobain	185,105	9,876,264
Cie. Generale des Etablissements Michelin Class B	64,370	8,545,762
Credit Agricole SA	433,356	6,961,711
Danone SA	224,230	16,830,613
Dassault Systemes SE	48,150	4,310,473
Edenred	74,199	1,932,050
Electricite de France SA	144,776	1,565,708
Engie SA	578,361	8,717,270
Essilor International SA	71,366	9,067,569
Hermes International	7,876	3,886,483
Kering	26,436	8,991,201
Klepierre	73,953	3,026,795
L’Oreal SA	87,475	18,197,977
Lagardere SCA	42,171	1,329,913
Legrand SA	93,758	6,549,811
LVMH Moet Hennessy Louis Vuitton SE	97,952	24,388,291
Orange SA	819,342	12,980,212
Pernod Ricard SA	78,384	10,482,252
Peugeot SA	176,883	3,523,457
Publicis Groupe SA	73,804	5,497,610
Renault SA	68,383	6,181,043
Safran SA	115,640	10,583,110
Sanofi	410,062	39,174,234
Schneider Electric SE	210,412	16,143,818

110

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

June 30, 2017

Security	Shares	Value
SES SA	136,845	$3,203,512
Societe Generale SA	266,379	14,312,892
Sodexo SA	34,175	4,412,343
STMicroelectronics NV	74,591	1,069,390
STMicroelectronics NV New	162,608	2,333,119
Suez	135,350	2,503,165
Thales SA	36,867	3,962,665
Total SA	885,668	43,724,283
Unibail-Rodamco SE	35,360	8,898,781
Valeo SA	85,154	5,729,250
Veolia Environnement SA	184,433	3,891,568
Vinci SA	182,790	15,579,795
Vivendi SA	319,933	7,111,893

		466,995,818
GERMANY — 13.66%
adidas AG	74,498	14,253,498
Allianz SE Registered	162,974	32,045,710
BASF SE	328,775	30,407,478
Bayer AG Registered	294,999	38,087,397
Bayerische Motoren Werke AG	114,091	10,576,681
Beiersdorf AG	35,165	3,691,489
Brenntag AG	54,973	3,177,608
Commerzbank AGb	372,890	4,435,876
Continental AG	38,426	8,281,069
Daimler AG Registered	355,198	25,672,522
Deutsche Bank AG Registered	736,981	13,049,751
Deutsche Boerse AG	68,919	7,264,726
Deutsche Lufthansa AG Registered	88,366	2,008,158
Deutsche Post AG Registered	343,403	12,854,553
Deutsche Telekom AG Registered	1,148,775	20,596,899
Deutsche Wohnen AG Bearer	126,450	4,830,013
E.ON SE	784,192	7,377,095
Fresenius Medical Care AG & Co. KGaA	75,686	7,265,863
Fresenius SE & Co. KGaA	143,958	12,324,198
GEA Group AG	63,212	2,583,216
HeidelbergCement AG	44,638	4,309,690
Infineon Technologies AG	401,136	8,457,177
K+S AG Registered	68,633	1,755,023
Lanxess AG	32,677	2,470,612
Linde AG	66,080	12,495,938

Security	Shares	Value
MAN SE	13,079	$1,400,283
Merck KGaA	46,330	5,588,008
METRO AG	57,981	1,954,479
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	55,581	11,192,018
Osram Licht AG	31,051	2,470,211
ProSiebenSat.1 Media SE Registered	82,973	3,467,421
QIAGEN NVc	82,024	2,724,716
RWE AGb	172,128	3,424,813
SAP SE	350,692	36,578,331
Siemens AG Registered	272,969	37,469,141
Symrise AGc	44,064	3,116,951
thyssenkrupp AG	155,582	4,414,045
Volkswagen AG	11,376	1,761,342
Vonovia SE	166,158	6,588,367

		412,422,366
IRELAND — 0.92%
Bank of Ireland[b]	9,939,840	2,607,483
CRH PLC	295,858	10,452,230
Irish Bank Resolution Corp. Ltd.[b,d]	211,770	2
Kerry Group PLC Class A	53,427	4,590,321
Paddy Power Betfair PLC	29,665	3,162,503
Ryanair Holdings PLC ADR[b]	39,786	4,281,372
Smurfit Kappa Group PLC	82,489	2,564,228

		27,658,139
ITALY — 3.71%
Assicurazioni Generali SpA	483,700	7,949,767
Atlantia SpA	166,956	4,691,990
Banco BPM SpA[b,c]	540,007	1,804,602
CNH Industrial NV	353,760	4,000,514
Enel SpA	2,777,448	14,869,739
Eni SpA	957,186	14,367,015
Ferrari NV	44,721	3,833,141
Fiat Chrysler Automobiles NVb	387,137	4,075,498
Intesa Sanpaolo SpA	5,083,673	16,095,756
Italgas SpA	180,810	911,917
Leonardo SpA	118,829	1,971,968
Luxottica Group SpA	49,981	2,887,345
Mediaset SpA[c]	248,575	975,849
Mediobanca SpA	211,108	2,080,332
Prysmian SpA	74,640	2,192,114

111

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

June 30, 2017

Security	Shares	Value
Saipem SpA[b,c]	206,485	$761,628
Snam SpA	878,249	3,822,437
Telecom Italia SpA/Milano[b]	4,059,080	3,740,704
Tenaris SA	167,944	2,614,637
Terna Rete Elettrica Nazionale SpA	514,592	2,773,774
UniCredit SpA[b]	745,598	13,903,906
Unione di Banche Italiane SpA	416,950	1,790,930

		112,115,563
NETHERLANDS — 5.26%
Aegon NV	499,203	2,545,635
Akzo Nobel NV	89,845	7,797,149
Altice NV Class Ab,c	147,140	3,389,975
Altice NV Class Bb	34,453	793,963
ArcelorMittal[b]	224,120	5,076,614
ASML Holding NV	156,211	20,328,792
Gemalto NV	30,282	1,814,979
Heineken Holding NV	41,066	3,758,735
Heineken NV	76,243	7,402,816
ING Groep NV	1,373,289	23,651,201
Koninklijke Ahold Delhaize NV	455,815	8,702,788
Koninklijke DSM NV	65,088	4,724,386
Koninklijke KPN NV	1,517,157	4,846,832
Koninklijke Philips NV	331,186	11,745,644
NN Group NV	112,227	3,983,376
Randstad Holding NV	45,625	2,660,162
RELX NV	363,285	7,458,205
Unilever NV CVA	611,461	33,698,456
Wolters Kluwer NV	107,889	4,560,952

		158,940,660
NORWAY — 0.92%
DNB ASA	330,484	5,602,327
Marine Harvest ASA	146,114	2,492,606
Norsk Hydro ASA	487,221	2,691,838
Orkla ASA	292,907	2,966,957
Statoil ASA	384,936	6,359,958
Subsea 7 SA	92,638	1,241,934
Telenor ASA	246,892	4,082,126
Yara International ASA	62,909	2,355,150

		27,792,896
PORTUGAL — 0.16%
EDP – Energias de Portugal SA	856,178	2,795,759
Galp Energia SGPS SA	142,571	2,155,387

		4,951,146

Security	Shares	Value
SPAIN — 5.36%
Abertis Infraestructuras SA	216,026	$3,996,421
Acciona SA	10,322	907,209
ACS Actividades de Construccion y Servicios SA	75,408	2,909,173
Aena SAa	26,762	5,214,923
Amadeus IT Group SA	158,982	9,492,464
Banco Bilbao Vizcaya Argentaria SA	2,383,663	19,751,259
Banco de Sabadell SA	1,908,449	3,872,316
Banco Santander SA	5,217,259	34,465,554
Bankia SA	366,323	1,768,171
CaixaBank SA	1,285,921	6,130,627
Distribuidora Internacional de Alimentacion SA	225,416	1,401,442
Enagas SA	70,279	1,967,847
Endesa SA	113,210	2,604,384
Ferrovial SA	196,882	4,364,202
Gas Natural SDG SA	128,213	2,996,321
Iberdrola SA	2,084,359	16,481,929
Industria de Diseno Textil SA	403,587	15,471,057
International Consolidated Airlines Group SA	312,656	2,477,358
Red Electrica Corp. SA	133,338	2,782,279
Repsol SA	415,424	6,349,079
Telefonica SA	1,591,646	16,407,150

		161,811,165
SWEDEN — 4.72%
Alfa Laval AB	103,489	2,115,288
Assa Abloy AB Class B	353,024	7,747,271
Atlas Copco AB Class A	231,598	8,869,015
Atlas Copco AB Class B	139,075	4,799,869
Boliden AB	97,360	2,653,735
Electrolux AB Class B	82,811	2,710,769
Essity AB Class Bb	227,526	6,217,847
Hennes & Mauritz AB Class B	332,457	8,273,438
Hexagon AB Class B	90,843	4,313,523
Industrivarden AB Class A	61,557	1,565,463
Industrivarden AB Class C	60,677	1,453,160
Investor AB Class B	162,235	7,809,238
Kinnevik AB Class B	84,221	2,575,193
Millicom International Cellular SA SDR	22,294	1,315,244

112

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

June 30, 2017

Security	Shares	Value
Nordea Bank AB	1,135,149	$14,427,322
Sandvik AB	393,823	6,186,643
Securitas AB Class B	112,011	1,885,763
Skandinaviska Enskilda Banken AB Class A	612,163	7,395,701
Skanska AB Class B	142,425	3,375,492
SKF AB Class B	133,549	2,702,790
Svenska Cellulosa AB SCA Class B	227,526	1,719,687
Svenska Handelsbanken AB Class A	538,442	7,698,823
Swedbank AB Class A	371,921	9,052,692
Swedish Match AB	67,623	2,378,757
Tele2 AB Class B	124,639	1,303,349
Telefonaktiebolaget LM Ericsson Class B	1,086,642	7,762,143
Telia Co. AB	978,660	4,500,800
Volvo AB Class B	578,203	9,844,028

		142,653,043
SWITZERLAND — 13.85%
ABB Ltd. Registered	709,670	17,548,150
Adecco Group AG Registered	60,972	4,641,423
Baloise Holding AG Registered	18,046	2,792,688
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	360	2,090,116
Chocoladefabriken Lindt & Spruengli AG Registered	39	2,722,446
Cie. Financiere Richemont SA Class A Registered	185,785	15,326,074
Clariant AG Registered	103,617	2,285,168
Credit Suisse Group AG Registered	835,374	12,090,308
Geberit AG Registered	13,232	6,179,032
Givaudan SA Registered	2,856	5,720,052
Julius Baer Group Ltd.	79,312	4,178,239
Kuehne + Nagel International AG Registered	20,358	3,401,326
LafargeHolcim Ltd. Registered	170,836	9,793,658
Lonza Group AG Registered	26,588	5,755,435
Nestle SA Registered	1,108,691	96,611,772
Novartis AG Registered	936,439	78,032,509
Partners Group Holding AG	6,755	4,193,440

Security	Shares	Value
Roche Holding AG	250,495	$63,876,029
Schindler Holding AG Participation Certificates	14,485	3,068,978
Schindler Holding AG Registered	7,207	1,496,112
SGS SA Registered	1,944	4,713,588
Sika AG Bearer	775	4,985,120
Sonova Holding AG Registered	19,214	3,123,918
Swatch Group AG (The) Bearer	11,011	4,071,420
Swatch Group AG (The) Registered	23,438	1,714,438
Swiss Life Holding AG Registered	11,557	3,905,232
Swiss Re AG	117,472	10,751,758
Swisscom AG Registered	9,139	4,415,617
UBS Group AG	1,363,488	23,122,273
Zurich Insurance Group AG	53,784	15,674,948

		418,281,267
UNITED KINGDOM — 27.68%
3i Group PLC	350,682	4,111,051
Aberdeen Asset Management PLC	344,723	1,352,289
Aggreko PLC	89,120	1,065,592
Amec Foster Wheeler PLC	140,430	852,226
Anglo American PLC[b]	501,562	6,671,397
Antofagasta PLC	135,502	1,407,202
Ashtead Group PLC	178,539	3,685,099
Associated British Foods PLC	127,042	4,845,020
AstraZeneca PLC	450,317	30,036,615
Aviva PLC	1,435,403	9,807,353
Babcock International Group PLC	179,584	2,053,947
BAE Systems PLC	1,141,297	9,391,555
Barclays PLC	5,613,148	14,782,897
Barratt Developments PLC	355,936	2,605,302
BHP Billiton PLC	752,512	11,495,105
BP PLC	6,738,380	38,757,460
British American Tobacco PLC	665,008	45,211,902
British Land Co. PLC (The)	363,488	2,858,883
BT Group PLC	3,121,970	11,952,940
Bunzl PLC	119,760	3,559,262
Burberry Group PLC	156,725	3,381,428
Capita PLC	240,809	2,163,003
Carnival PLC	76,995	5,080,640
Centrica PLC	1,952,583	5,077,685

113

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

June 30, 2017

Security	Shares	Value
Cobham PLC	895,693	$1,507,844
Compass Group PLC	569,849	11,991,320
Daily Mail & General Trust PLC Class A NVS	100,839	873,668
DCC PLC	31,519	2,861,817
Diageo PLC	894,292	26,351,802
Direct Line Insurance Group PLC	480,536	2,218,378
easyJet PLC	94,407	1,666,540
Experian PLC	335,905	6,872,096
G4S PLC	549,693	2,330,572
GKN PLC	615,287	2,605,479
GlaxoSmithKline PLC	1,738,206	36,926,997
Glencore PLC	4,247,277	15,844,817
Hammerson PLC	282,542	2,108,459
Hays PLC	486,223	1,048,421
HSBC Holdings PLC	7,105,384	65,686,589
IMI PLC	96,807	1,502,681
Imperial Brands PLC	342,921	15,360,894
InterContinental Hotels Group PLC	70,353	3,899,397
Intertek Group PLC	57,059	3,125,503
ITV PLC	1,285,193	3,028,293
J Sainsbury PLC	599,624	1,960,444
Johnson Matthey PLC	70,205	2,618,143
Kingfisher PLC	800,720	3,127,565
Land Securities Group PLC	284,497	3,743,513
Legal & General Group PLC	2,094,518	7,027,497
Lloyds Banking Group PLC	25,446,872	21,865,351
London Stock Exchange Group PLC	112,573	5,331,422
Man Group PLC	604,968	1,216,454
Marks & Spencer Group PLC	576,053	2,493,963
Mondi PLC	130,563	3,415,638
National Grid PLC	1,295,694	16,019,182
Next PLC	52,467	2,627,940
Old Mutual PLC	1,758,163	4,416,801
Pearson PLC	290,911	2,613,031
Persimmon PLC	109,598	3,191,761
Provident Financial PLC	52,285	1,652,386
Prudential PLC	922,965	21,112,360
Randgold Resources Ltd.	33,414	2,953,580
Reckitt Benckiser Group PLC	239,197	24,185,259
RELX PLC	378,181	8,154,550
Rentokil Initial PLC	659,647	2,341,766

Security	Shares	Value
Rio Tinto PLC	425,327	$17,911,343
Rolls-Royce Holdings PLC	654,511	7,575,073
Royal Bank of Scotland Group PLC[b]	1,174,231	3,770,459
Royal Dutch Shell PLC Class A ADR	1,591,690	42,074,125
Royal Dutch Shell PLC Class B	1,340,581	35,915,276
RSA Insurance Group PLC	360,720	2,883,968
Sage Group PLC (The)	383,138	3,424,017
Schroders PLC	41,252	1,663,255
Segro PLC	352,472	2,239,769
Severn Trent PLC	86,327	2,446,772
Shire PLC	321,335	17,689,322
Sky PLC	371,061	4,790,975
Smith & Nephew PLC	321,157	5,527,458
Smiths Group PLC	139,679	2,897,532
SSE PLC	364,631	6,881,948
Standard Chartered PLC[b]	979,100	9,884,439
Standard Life PLC	698,677	3,622,016
Tate & Lyle PLC	162,262	1,395,298
Taylor Wimpey PLC	1,171,197	2,680,576
Tesco PLC[b]	2,902,059	6,363,131
Travis Perkins PLC	87,332	1,650,550
Tullow Oil PLC[b]	484,618	948,648
UBM PLC	140,855	1,262,448
Unilever PLC	457,792	24,707,649
United Utilities Group PLC	244,816	2,758,681
Vodafone Group PLC	9,455,199	26,743,672
Weir Group PLC (The)	76,121	1,711,566
Whitbread PLC	64,752	3,336,626
William Hill PLC	307,823	1,016,410
Wm Morrison Supermarkets PLC	812,542	2,545,747
Wolseley PLC	90,254	5,525,303
WPP PLC	472,965	9,915,731

		835,845,809

TOTAL COMMON STOCKS
(Cost: $3,172,905,527)		2,969,851,501

PREFERRED STOCKS — 0.86%

GERMANY — 0.77%
Bayerische Motoren Werke AG, Preference Shares	19,176	1,578,662

114

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

June 30, 2017

Security	Shares	Value
Henkel AG & Co. KGaA, Preference Shares	63,408	$8,714,559
Porsche Automobil Holding SE, Preference Shares	54,525	3,059,052
Volkswagen AG, Preference Shares	65,418	9,949,577

		23,301,850
ITALY — 0.09%
Intesa Sanpaolo SpA, Preference Shares	329,280	974,954
Telecom Italia SpA/Milano, Preference Shares	2,132,764	1,568,978

		2,543,932

TOTAL PREFERRED STOCKS
(Cost: $31,378,614)		25,845,782

RIGHTS — 0.01%

SPAIN — 0.01%
ACS Actividades de Construccion y Servicios SA (Expires 07/17/17)[b]	75,408	60,204
Repsol SA (Expires 07/05/17)[b]	415,424	189,525

		249,729

TOTAL RIGHTS
(Cost: $262,160)		249,729

SHORT-TERM INVESTMENTS — 0.23%

MONEY MARKET FUNDS — 0.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[e,f,g]	6,776,927	6,778,960
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[e,f]	303,105	303,105

		7,082,065

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,080,442)		7,082,065

Value
TOTAL INVESTMENTS IN SECURITIES — 99.44%
(Cost: $3,211,626,743)[h]	$3,003,029,077
Other Assets, Less Liabilities — 0.56%	17,034,957

NET ASSETS — 100.00%	$3,020,064,034

ADR  —  American Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $3,271,273,897. Net unrealized depreciation was $268,244,820, of which $226,473,770 represented gross unrealized appreciation on securities and $494,718,590 represented gross unrealized depreciation on securities.

115

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

June 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,969,851,499	$—	$2	$2,969,851,501
Preferred stocks	25,845,782	—	—	25,845,782
Rights	249,729	—	—	249,729
Money market funds	7,082,065	—	—	7,082,065

Total	$3,003,029,075	$—	$2	$3,003,029,077

116

Schedule of Investments (Unaudited)

iSHARES® GLOBAL 100 ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.54%

AUSTRALIA — 0.66%
BHP Billiton Ltd.	487,255	$8,700,875
Westfield Corp.	285,127	1,756,215

		10,457,090
FRANCE — 5.83%
AXA SA	293,313	8,012,188
Carrefour SA	85,369	2,156,693
Cie. de Saint-Gobain	78,900	4,209,704
Engie SA	244,104	3,679,225
L’Oreal SA	37,200	7,738,951
LVMH Moet Hennessy Louis Vuitton SE	41,431	10,315,576
Orange SA	347,144	5,499,538
Sanofi	173,024	16,529,409
Schneider Electric SE	89,519	6,868,327
Societe Generale SA	113,066	6,075,184
Total SA	374,982	18,512,376
Vivendi SA	135,093	3,003,026

		92,600,197
GERMANY — 5.90%
Allianz SE Registered	69,332	13,632,808
BASF SE	139,261	12,879,860
Bayer AG Registered	125,156	16,158,923
Daimler AG Registered	150,916	10,907,703
Deutsche Bank AG Registered[a]	311,726	5,519,744
Deutsche Telekom AG Registered	488,778	8,763,518
E.ON SE	331,105	3,114,790
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	23,358	4,703,463
RWE AGb	72,517	1,442,863
Siemens AG Registered	115,457	15,848,227
Volkswagen AG	4,897	758,201

		93,730,100
JAPAN — 4.74%
Bridgestone Corp.	102,900	4,432,503
Canon Inc.	166,550	5,656,415
Honda Motor Co. Ltd.	273,200	7,450,025
Mitsubishi UFJ Financial Group Inc.	2,147,600	14,426,918
Nissan Motor Co. Ltd.	362,600	3,607,928

Security	Shares	Value
Panasonic Corp.	351,300	$4,764,873
Seven & I Holdings Co. Ltd.	120,420	4,959,983
Sony Corp.	190,500	7,266,670
Toyota Motor Corp.	433,100	22,715,008

		75,280,323
NETHERLANDS — 1.92%
Aegon NV	209,978	1,070,762
ING Groep NV	585,063	10,076,133
Koninklijke Philips NV	139,677	4,953,701
Unilever NV CVA	259,929	14,325,044

		30,425,640
SOUTH KOREA — 2.05%
Samsung Electronics Co. Ltd. GDR[b]	31,492	32,594,220

		32,594,220
SPAIN — 2.04%
Banco Bilbao Vizcaya Argentaria SA	1,004,731	8,325,297
Banco Santander SA	2,208,404	14,588,861
Repsol SA	169,850	2,595,880
Telefonica SA	667,706	6,882,908

		32,392,946
SWEDEN — 0.21%
Telefonaktiebolaget LM Ericsson Class B	457,281	3,266,467

		3,266,467
SWITZERLAND — 6.36%
ABB Ltd. Registered	302,945	7,490,981
Credit Suisse Group AG Registered	353,635	5,118,134
Nestle SA Registered	470,015	40,957,293
Novartis AG Registered	396,761	33,061,691
Swiss Re AG	49,364	4,518,096
UBS Group AG	581,589	9,862,690

		101,008,885
UNITED KINGDOM — 10.64%
Anglo American PLC[b]	211,520	2,813,478
AstraZeneca PLC	190,933	12,735,431
Aviva PLC	610,423	4,170,699
Barclays PLC	2,382,898	6,275,647
BP PLC	2,849,798	16,391,318
Diageo PLC	378,575	11,155,342

117

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL 100 ETF

June 30, 2017

Security	Shares	Value
GlaxoSmithKline PLC	737,480	$15,667,258
HSBC Holdings PLC	3,007,006	27,798,634
National Grid PLC	547,104	6,764,065
Prudential PLC	389,568	8,911,172
Rio Tinto PLC	180,772	7,612,659
Royal Dutch Shell PLC Class A ADR	675,419	17,853,768
Royal Dutch Shell PLC Class B	567,612	15,206,796
Standard Chartered PLC[b]	415,454	4,194,188
Vodafone Group PLC	4,006,578	11,332,454

		168,882,909
UNITED STATES — 59.19%
3M Co.	90,300	18,799,557
Alphabet Inc. Class Ab	45,027	41,860,701
Alphabet Inc. Class Cb	45,065	40,951,917
Aon PLC	39,468	5,247,271
Apple Inc.	787,910	113,474,798
Bristol-Myers Squibb Co.	248,424	13,842,185
Caterpillar Inc.	88,793	9,541,696
Chevron Corp.	286,133	29,852,256
Citigroup Inc.	416,029	27,824,020
Coca-Cola Co. (The)	581,170	26,065,475
Colgate-Palmolive Co.	133,125	9,868,556
Dow Chemical Co. (The)	169,411	10,684,752
EI du Pont de Nemours & Co.	131,561	10,618,288
Exxon Mobil Corp.	640,799	51,731,703
Ford Motor Co.	591,060	6,613,961
General Electric Co.	1,315,575	35,533,681
Goldman Sachs Group Inc. (The)	55,497	12,314,784
HP Inc.	253,933	4,438,749
Intel Corp.	711,573	24,008,473
International Business Machines Corp.	129,218	19,877,605
Johnson & Johnson	407,356	53,889,125
JPMorgan Chase & Co.	536,564	49,041,950
Kimberly-Clark Corp.	53,478	6,904,545
Marsh & McLennan Companies Inc.	77,629	6,051,957
McDonald’s Corp.	123,205	18,870,078
Merck & Co. Inc.	413,242	26,484,680
Microsoft Corp.	1,167,006	80,441,724
Morgan Stanley	214,785	9,570,820
NIKE Inc. Class B	201,094	11,864,546

Security	Shares	Value
PepsiCo Inc.	215,768	$24,919,046
Pfizer Inc.	901,799	30,291,428
Philip Morris International Inc.	234,601	27,553,887
Procter & Gamble Co. (The)	386,265	33,662,995
Texas Instruments Inc.	150,711	11,594,197
Twenty-First Century Fox Inc. Class A NVS	160,923	4,560,558
United Technologies Corp.	113,039	13,803,192
Wal-Mart Stores Inc.	223,375	16,905,020

		939,560,176

TOTAL COMMON STOCKS (Cost: $1,321,742,780)		1,580,198,953

RIGHTS — 0.01%

SPAIN — 0.01%
Repsol SA (Expires 07/05/17)[b]	176,235	80,402

		80,402

TOTAL RIGHTS
(Cost: $84,100)		80,402

SHORT-TERM INVESTMENTS — 0.44%

MONEY MARKET FUNDS — 0.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	5,924,404	5,926,181
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	1,066,446	1,066,446

		6,992,627

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,993,180)		6,992,627

118

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL 100 ETF

June 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $1,328,820,060)[f]	$1,587,271,982
Other Assets, Less Liabilities — 0.01%	151,171

NET ASSETS — 100.00%	$1,587,423,153

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,376,753,936. Net unrealized appreciation was $210,518,046, of which $390,810,399 represented gross unrealized appreciation on securities and $180,292,353 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,580,198,953	$—	$—	$1,580,198,953
Rights	80,402	—	—	80,402
Money market funds	6,992,627	—	—	6,992,627

Total	$1,587,271,982	$—	$—	$1,587,271,982

119

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CLEAN ENERGY ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 92.72%

CANADA — 4.93%
Boralex Inc. Class A	146,544	$2,477,944
Canadian Solar Inc.[a,b]	118,980	1,894,162

		4,372,106
CHILE — 4.38%
Enel Americas SA ADR	412,621	3,891,016

		3,891,016
CHINA — 21.64%
China Everbright International Ltd.	3,142,000	3,920,230
China Longyuan Power Group Corp. Ltd.	5,552,000	4,039,654
GCL-Poly Energy Holdings Ltd.[a,b]	33,436,000	3,640,656
Huaneng Renewables Corp. Ltd. Class H	10,626,000	3,280,449
JinkoSolar Holding Co. Ltd.[a,b]	58,137	1,209,250
Xinyi Solar Holdings Ltd.[a]	10,924,000	3,120,563

		19,210,802
DENMARK — 5.55%
Vestas Wind Systems A/S	53,481	4,930,674

		4,930,674
GERMANY — 3.14%
Nordex SEa,b	169,172	2,075,168
SMA Solar Technology AGa	23,643	709,206

		2,784,374
JAPAN — 6.38%
Electric Power Development Co. Ltd.	192,600	4,761,862
eRex Co. Ltd.[a]	103,800	900,721

		5,662,583
NEW ZEALAND — 5.28%
Meridian Energy Ltd.	2,198,444	4,684,229

		4,684,229
NORWAY — 0.80%
REC Silicon ASA[a,b]	5,477,347	709,463

		709,463
PORTUGAL — 4.89%
EDP Renovaveis SA	546,837	4,342,788

		4,342,788
SPAIN — 5.14%
Gamesa Corp. Tecnologica SA	213,841	4,559,642

		4,559,642

Security	Shares	Value
UNITED STATES — 30.59%
Covanta Holding Corp.	279,414	$3,688,265
First Solar Inc.[a,b]	155,341	6,194,999
IDACORP Inc.	52,284	4,462,439
Pattern Energy Group Inc.	181,189	4,319,546
Renewable Energy Group Inc.[a,b]	93,520	1,211,084
SolarEdge Technologies Inc.[a,b]	78,732	1,574,640
SunPower Corp.[a,b]	158,721	1,482,454
Sunrun Inc.[a,b]	172,606	1,228,955
TerraForm Global Inc. Class Ab	120,593	608,995
TerraForm Power Inc.[a,b]	198,643	2,383,716

		27,155,093

TOTAL COMMON STOCKS
(Cost: $83,727,946)		82,302,770

PREFERRED STOCKS — 6.17%

BRAZIL — 6.17%
Cia. Energetica de Minas Gerais ADR, Preference Shares	1,433,963	3,441,511
Cia. Paranaense de Energia Class B ADR, Preference Sharesa	276,955	2,032,850

		5,474,361

TOTAL PREFERRED STOCKS
(Cost: $7,109,421)		5,474,361

SHORT-TERM INVESTMENTS — 23.31%

MONEY MARKET FUNDS — 23.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	20,666,041	20,672,240
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	23,492	23,492

		20,695,732

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,690,668)		20,695,732

120

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CLEAN ENERGY ETF

June 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 122.20%
(Cost: $111,528,035)[f]	$108,472,863
Other Assets, Less Liabilities — (22.20)%	(19,707,122)

NET ASSETS — 100.00%	$88,765,741

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $116,288,990. Net unrealized depreciation was $7,816,127, of which $10,617,565 represented gross unrealized appreciation on securities and $18,433,692 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$82,302,770	$—	$—	$82,302,770
Preferred stocks	5,474,361	—	—	5,474,361
Money market funds	20,695,732	—	—	20,695,732

Total	$108,472,863	$—	$—	$108,472,863

121

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.00%

AUSTRALIA — 0.31%
Aristocrat Leisure Ltd.	42,153	$729,443

		729,443
BRAZIL — 0.17%
Kroton Educacional SA ADR	88,919	400,136

		400,136
CANADA — 1.64%
Canadian Tire Corp. Ltd. Class A	4,029	457,780
Dollarama Inc.	6,478	618,071
Gildan Activewear Inc.	13,470	413,321
Magna International Inc. Class A	21,246	982,711
Restaurant Brands International Inc.	13,884	867,443
Shaw Communications Inc. Class B	25,516	555,823

		3,895,149
DENMARK — 0.26%
Pandora A/S	6,489	604,723

		604,723
FINLAND — 0.13%
Nokian Renkaat OYJ	7,292	301,404

		301,404
FRANCE — 5.95%
Accor SA	11,841	554,323
Christian Dior SEa	655	187,027
Cie. Generale des Etablissements Michelin Class B	10,699	1,420,399
Hermes International	1,295	639,029
Kering	4,290	1,459,080
Lagardere SCA	6,524	205,742
LVMH Moet Hennessy Louis Vuitton SE	15,747	3,920,721
Peugeot SA	28,224	562,214
Publicis Groupe SA	11,806	879,421
Renault SA	10,996	993,913
SES SA	21,865	511,855
Sodexo SA	5,472	706,491
Valeo SA	13,925	936,889
Vivendi SA	50,971	1,133,051

		14,110,155

Security	Shares	Value
GERMANY — 4.33%
adidas AG	12,036	$2,302,815
Bayerische Motoren Werke AG	18,094	1,677,384
Continental AG	6,389	1,376,874
Daimler AG Registered	56,626	4,092,738
ProSiebenSat.1 Media SE Registered	13,293	555,511
Volkswagen AG	1,725	267,081

		10,272,403
HONG KONG — 0.67%
Galaxy Entertainment Group Ltd.	144,000	874,354
Sands China Ltd.[a]	156,000	714,409

		1,588,763
IRELAND — 0.21%
Paddy Power Betfair PLC	4,561	486,235

		486,235
ITALY — 0.79%
Ferrari NV	7,449	638,471
Fiat Chrysler Automobiles NVb	60,570	637,637
Luxottica Group SpA	7,911	457,009
Mediaset SpA[a]	35,355	138,796

		1,871,913
JAPAN — 13.30%
Aisin Seiki Co. Ltd.	11,700	598,745
Bridgestone Corp.	38,500	1,658,419
Denso Corp.	30,400	1,282,990
Dentsu Inc.	14,400	688,217
Fast Retailing Co. Ltd.	3,700	1,232,236
Honda Motor Co. Ltd.	105,600	2,879,658
Isuzu Motors Ltd.	33,500	413,234
Mazda Motor Corp.	33,500	467,497
Nikon Corp.	24,000	383,624
Nissan Motor Co. Ltd.	142,300	1,415,908
Nitori Holdings Co. Ltd.	4,800	642,506
Oriental Land Co. Ltd./Japan	12,900	873,471
Panasonic Corp.	134,500	1,824,297
Rakuten Inc.	52,800	621,232
Sekisui House Ltd.	38,400	676,511
Shimano Inc.	4,800	759,559
Sony Corp.[a]	72,000	2,746,458
Subaru Corp.	38,400	1,293,898
Sumitomo Electric Industries Ltd.	48,000	739,053
Suzuki Motor Corp.	24,000	1,138,484

122

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

June 30, 2017

Security	Shares	Value
Toyota Industries Corp.	12,000	$631,186
Toyota Motor Corp.	163,200	8,559,430

		31,526,613
MEXICO — 0.32%
Grupo Televisa SAB	155,800	761,365

		761,365
NETHERLANDS — 0.28%
Altice NV Class Aa,b	25,483	587,105
Altice NV Class Bb	2,782	64,111

		651,216
SOUTH KOREA — 0.22%
Hyundai Motor Co. GDR	7,549	526,183

		526,183
SPAIN — 1.05%
Industria de Diseno Textil SA	64,651	2,478,324

		2,478,324
SWEDEN — 0.76%
Electrolux AB Class B	14,156	463,388
Hennes & Mauritz AB Class B	53,982	1,343,382

		1,806,770
SWITZERLAND — 1.43%
Cie. Financiere Richemont SA Class A Registered	29,906	2,467,054
Swatch Group AG (The) Bearer	1,967	727,317
Swatch Group AG (The) Registered	2,816	205,984

		3,400,355
UNITED KINGDOM — 4.79%
Barratt Developments PLC	57,983	424,411
Burberry Group PLC	25,894	558,677
Carnival PLC	12,297	811,438
Compass Group PLC	92,312	1,942,519
Daily Mail & General Trust PLC Class A NVS	15,682	135,869
GKN PLC	104,855	444,016
InterContinental Hotels Group PLC	11,413	632,579
ITV PLC	202,992	478,309
Kingfisher PLC	127,680	498,710
Marks & Spencer Group PLC	92,928	402,322
Next PLC	8,501	425,794
Pearson PLC	46,404	416,812
Persimmon PLC	17,868	520,360

Security	Shares	Value
Sky PLC	59,040	$762,298
Taylor Wimpey PLC	188,380	431,154
UBM PLC	20,979	188,030
Whitbread PLC	10,611	546,778
William Hill PLC	49,680	164,040
WPP PLC	75,264	1,577,913

		11,362,029
UNITED STATES — 61.39%
Advance Auto Parts Inc.	4,320	503,669
Amazon.com Inc.[b]	22,662	21,936,816
AutoNation Inc.[a,b]	3,597	151,650
AutoZone Inc.[b]	1,641	936,125
Bed Bath & Beyond Inc.	7,813	237,515
Best Buy Co. Inc.	15,265	875,142
BorgWarner Inc.	11,665	494,129
CarMax Inc.[a,b]	10,610	669,067
Carnival Corp.	23,730	1,555,976
CBS Corp. Class B NVS	21,232	1,354,177
Charter Communications Inc. Class Ab	12,339	4,156,392
Chipotle Mexican Grill Inc.[a,b]	1,658	689,894
Coach Inc.	16,039	759,286
Comcast Corp. Class A	270,408	10,524,279
Darden Restaurants Inc.	7,203	651,439
Delphi Automotive PLC	15,504	1,358,926
Discovery Communications Inc. Class Ab	9,500	245,385
Discovery Communications Inc. Class C NVS[b]	10,900	274,789
DISH Network Corp. Class Ab	13,163	826,110
Dollar General Corp.	14,445	1,041,340
Dollar Tree Inc.[b]	13,582	949,653
DR Horton Inc.	18,916	653,926
Expedia Inc.	7,002	1,042,948
Foot Locker Inc.	7,535	371,325
Ford Motor Co.	222,348	2,488,074
Gap Inc. (The)	12,440	273,556
Garmin Ltd.	6,331	323,071
General Motors Co.	78,000	2,724,540
Genuine Parts Co.	8,423	781,317
Goodyear Tire & Rubber Co. (The)	14,494	506,710
H&R Block Inc.	11,851	366,314
Hanesbrands Inc.	20,663	478,555
Harley-Davidson Inc.	10,222	552,192

123

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

June 30, 2017

Security	Shares	Value
Hasbro Inc.	6,338	$706,750
Hilton Worldwide Holdings Inc.	11,714	724,511
Home Depot Inc. (The)	68,342	10,483,663
Interpublic Group of Companies Inc. (The)	21,904	538,838
Kohl’s Corp.	9,688	374,635
L Brands Inc.	13,731	739,964
Leggett & Platt Inc.	7,090	372,438
Lennar Corp. Class A	11,328	604,009
LKQ Corp.[b]	17,018	560,743
Lowe’s Companies Inc.	49,050	3,802,847
Macy’s Inc.	17,033	395,847
Marriott International Inc./MD Class A	17,840	1,789,530
Mattel Inc.	19,296	415,443
McDonald’s Corp.	46,651	7,145,067
Michael Kors Holdings Ltd.[b]	8,686	314,868
Mohawk Industries Inc.[b]	3,555	859,208
Netflix Inc.[b]	24,668	3,685,646
Newell Brands Inc.	27,438	1,471,226
News Corp. Class A	21,744	297,893
News Corp. Class B	5,158	72,986
NIKE Inc. Class B	75,658	4,463,822
Nordstrom Inc.[a]	6,429	307,499
O’Reilly Automotive Inc.[b]	5,286	1,156,260
Omnicom Group Inc.	13,053	1,082,094
Priceline Group Inc. (The)[b]	2,810	5,256,161
PulteGroup Inc.	15,695	384,998
PVH Corp.	4,368	500,136
Ralph Lauren Corp.	3,020	222,876
Ross Stores Inc.	22,966	1,325,827
Royal Caribbean Cruises Ltd.	9,455	1,032,770
Scripps Networks Interactive Inc. Class A	5,326	363,819
Signet Jewelers Ltd.	3,788	239,553
Staples Inc.	36,240	364,937
Starbucks Corp.	82,628	4,818,039
Target Corp.	31,581	1,651,370
Tiffany & Co.	6,294	590,818
Time Warner Inc.	44,317	4,449,870
TJX Companies Inc. (The)	37,066	2,675,053
Tractor Supply Co.	7,549	409,231
TripAdvisor Inc.[b]	6,426	245,473

Security	Shares	Value
Twenty-First Century Fox Inc. Class A NVS	63,253	$1,792,590
Twenty-First Century Fox Inc. Class B	24,672	687,609
Ulta Salon Cosmetics & Fragrance Inc.[b]	3,416	981,553
Under Armour Inc. Class Aa,b	10,123	220,276
Under Armour Inc. Class Ca,b	10,631	214,321
VF Corp.	18,243	1,050,797
Viacom Inc. Class B NVS	19,973	670,494
Walt Disney Co. (The)	83,230	8,843,188
Whirlpool Corp.	4,127	790,816
Wyndham Worldwide Corp.	5,808	583,181
Wynn Resorts Ltd.	4,610	618,293
Yum! Brands Inc.	18,836	1,389,343

		145,493,466

TOTAL COMMON STOCKS (Cost: $239,838,867)		232,266,645

PREFERRED STOCKS — 1.36%

GERMANY — 0.99%
Bayerische Motoren Werke AG, Preference Shares	3,122	257,018
Porsche Automobil Holding SE, Preference Shares	8,640	484,735
Volkswagen AG, Preference Shares	10,513	1,598,947

		2,340,700
SOUTH KOREA — 0.37%
Hyundai Motor Co. GDR, Preference Shares[a,c]	17,920	874,496

		874,496

TOTAL PREFERRED STOCKS (Cost: $4,443,409)		3,215,196

SHORT-TERM INVESTMENTS — 2.91%

MONEY MARKET FUNDS — 2.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[d,e,f]	6,844,010	6,846,063

124

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

June 30, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[d,e]	62,893	$62,893

		6,908,956

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,908,080)		6,908,956

TOTAL INVESTMENTS IN SECURITIES — 102.27% (Cost: $251,190,356)[g]		242,390,797
Other Assets, Less Liabilities — (2.27)%		(5,373,199)

NET ASSETS — 100.00%		$237,017,598

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $251,675,268. Net unrealized depreciation was $9,284,471, of which $17,642,871 represented gross unrealized appreciation on securities and $26,927,342 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$231,740,462	$526,183	$—	$232,266,645
Preferred stocks	3,215,196	—	—	3,215,196
Money market funds	6,908,956	—	—	6,908,956

Total	$241,864,614	$526,183	$—	$242,390,797

125

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CONSUMER STAPLES ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.88%

AUSTRALIA — 1.99%
Treasury Wine Estates Ltd.	141,414	$1,427,487
Wesfarmers Ltd.	205,518	6,324,620
Woolworths Ltd.	237,738	4,657,396

		12,409,503
BELGIUM — 2.80%
Anheuser-Busch InBev SA/NV	152,844	16,859,089
Colruyt SA	10,651	560,326

		17,419,415
BRAZIL — 0.91%
Ambev SA ADR	792,433	4,350,457
BRF SA ADR	114,010	1,344,178

		5,694,635
CANADA — 1.45%
Alimentation Couche-Tard Inc. Class B	75,180	3,598,359
George Weston Ltd.	8,374	756,929
Loblaw Companies Ltd.	37,269	2,070,213
Metro Inc.	41,372	1,359,634
Saputo Inc.	39,778	1,263,450

		9,048,585
DENMARK — 0.32%
Carlsberg A/S Class B	18,518	1,975,712

		1,975,712
FRANCE — 4.15%
Carrefour SAa	101,491	2,563,985
Casino Guichard Perrachon SA	10,074	595,866
Danone SA	112,190	8,420,936
L’Oreal SA	43,527	9,055,197
Pernod Ricard SA	39,166	5,237,649

		25,873,633
GERMANY — 0.44%
Beiersdorf AG	16,850	1,768,849
METRO AG	29,289	987,302

		2,756,151
IRELAND — 0.37%
Kerry Group PLC Class A	26,632	2,288,158

		2,288,158

Security	Shares	Value
JAPAN — 6.42%
Aeon Co. Ltd.	157,317	$2,389,998
Ajinomoto Co. Inc.	104,000	2,245,959
Asahi Group Holdings Ltd.	82,498	3,104,321
Japan Tobacco Inc.	199,900	7,022,119
Kao Corp.	88,200	5,237,366
Kirin Holdings Co. Ltd.	164,496	3,351,116
MEIJI Holdings Co. Ltd.	27,500	2,229,664
NH Foods Ltd.	38,000	1,154,948
Nissin Foods Holdings Co. Ltd.	16,800	1,049,626
Seven & I Holdings Co. Ltd.	140,637	5,792,702
Shiseido Co. Ltd.	71,100	2,527,353
Unicharm Corp.	78,300	1,966,559
Yakult Honsha Co. Ltd.	28,520	1,941,777

		40,013,508
MEXICO — 0.97%
Fomento Economico Mexicano SAB de CV	398,309	3,933,851
Wal-Mart de Mexico SAB de CV	919,910	2,141,234

		6,075,085
NETHERLANDS — 4.24%
Heineken Holding NV	19,524	1,787,015
Heineken NV	37,441	3,635,334
Koninklijke Ahold Delhaize NV	226,717	4,328,664
Unilever NV CVA	303,006	16,699,077

		26,450,090
NORWAY — 0.47%
Marine Harvest ASA	79,068	1,348,847
Orkla ASA	153,329	1,553,123

		2,901,970
SPAIN — 0.12%
Distribuidora Internacional de Alimentacion SA	117,324	729,420

		729,420
SWEDEN — 0.69%
Essity AB Class Bb	114,545	3,130,294
Swedish Match AB	33,330	1,172,441

		4,302,735
SWITZERLAND — 8.08%
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	186	1,079,893

126

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

June 30, 2017

Security	Shares	Value
Chocoladefabriken Lindt & Spruengli AG Registered	19	$1,326,320
Nestle SA Registered	550,300	47,953,360

		50,359,573
UNITED KINGDOM — 12.18%
Associated British Foods PLC	62,983	2,401,992
British American Tobacco PLC	329,400	22,394,920
Diageo PLC	442,907	13,050,992
Imperial Brands PLC	171,555	7,684,680
J Sainsbury PLC	303,301	991,629
Reckitt Benckiser Group PLC	118,348	11,966,191
Tate & Lyle PLC	85,428	734,599
Tesco PLC[b]	1,444,596	3,167,459
Unilever PLC	226,652	12,232,713
Wm Morrison Supermarkets PLC	405,908	1,271,737

		75,896,912
UNITED STATES — 53.28%
Altria Group Inc.	341,424	25,425,845
Archer-Daniels-Midland Co.	100,939	4,176,856
Brown-Forman Corp. Class B	31,945	1,552,527
Campbell Soup Co.	34,295	1,788,484
Church & Dwight Co. Inc.	43,844	2,274,627
Clorox Co. (The)	22,889	3,049,730
Coca-Cola Co. (The)	678,879	30,447,723
Colgate-Palmolive Co.	156,058	11,568,580
Conagra Brands Inc.	72,101	2,578,332
Constellation Brands Inc. Class A	30,279	5,865,951
Costco Wholesale Corp.	77,359	12,372,025
Coty Inc. Class A	86,330	1,619,551
CVS Health Corp.	180,128	14,493,099
Dr Pepper Snapple Group Inc.	32,728	2,981,848
Estee Lauder Companies Inc. (The) Class A	39,713	3,811,654
General Mills Inc.	103,278	5,721,601
Hershey Co. (The)	24,799	2,662,669
Hormel Foods Corp.	47,817	1,631,038
JM Smucker Co. (The)	20,674	2,446,354
Kellogg Co.	45,390	3,152,789
Kimberly-Clark Corp.	62,812	8,109,657
Kraft Heinz Co. (The)	105,128	9,003,162
Kroger Co. (The)	161,445	3,764,897
McCormick & Co. Inc./MD NVS	20,110	1,960,926
Molson Coors Brewing Co. Class B	33,060	2,854,400

Security	Shares	Value
Mondelez International Inc. Class A	268,407	$11,592,498
Monster Beverage Corp.[b]	71,294	3,541,886
PepsiCo Inc.	252,163	29,122,305
Philip Morris International Inc.	274,576	32,248,951
Procter & Gamble Co. (The)	451,306	39,331,318
Reynolds American Inc.	146,248	9,511,970
Sysco Corp.	86,553	4,356,213
Tyson Foods Inc. Class A	51,203	3,206,844
Wal-Mart Stores Inc.	260,178	19,690,271
Walgreens Boots Alliance Inc.	150,613	11,794,504
Whole Foods Market Inc.	56,501	2,379,257

		332,090,342

TOTAL COMMON STOCKS (Cost: $512,581,107)		616,285,427

PREFERRED STOCKS — 0.70%

GERMANY — 0.70%
Henkel AG & Co. KGaA, Preference Shares	31,597	4,342,574

		4,342,574

TOTAL PREFERRED STOCKS (Cost: $3,117,352)		4,342,574

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	171,788	171,840
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	241,194	241,194

		413,034

TOTAL SHORT-TERM INVESTMENTS (Cost: $413,051)		413,034

127

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

June 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.64% (Cost: $516,111,510)[f]	$621,041,035
Other Assets, Less Liabilities — 0.36%	2,228,894

NET ASSETS — 100.00%	$623,269,929

ADR  —  American Depositary Receipts

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $518,929,119. Net unrealized appreciation was $102,111,916, of which $121,916,020 represented gross unrealized appreciation on securities and $19,804,104 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$616,285,427	$—	$—	$616,285,427
Preferred stocks	4,342,574	—	—	4,342,574
Money market funds	413,034	—	—	413,034

Total	$621,041,035	$—	$—	$621,041,035

128

Schedule of Investments (Unaudited)

iSHARES® GLOBAL ENERGY ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.05%

AUSTRALIA — 1.91%
Caltex Australia Ltd.	99,272	$2,406,994
Oil Search Ltd.	443,895	2,322,139
Origin Energy Ltd.[a]	644,463	3,391,140
Santos Ltd.[a]	654,998	1,522,321
Woodside Petroleum Ltd.	272,764	6,249,510

		15,892,104
AUSTRIA — 0.34%
OMV AG	55,088	2,854,709

		2,854,709
BRAZIL — 1.01%
Petroleo Brasileiro SA ADR[a,b]	563,666	4,503,691
Ultrapar Participacoes SA ADR	165,134	3,885,603

		8,389,294
CANADA — 11.02%
ARC Resources Ltd.	129,081	1,685,696
Cameco Corp.	144,660	1,315,496
Canadian Natural Resources Ltd.	399,930	11,523,355
Cenovus Energy Inc.	375,535	2,764,391
Crescent Point Energy Corp.	197,425	1,508,013
Enbridge Inc.	609,293	24,236,603
Encana Corp.	356,633	3,133,274
Husky Energy Inc.[a,b]	110,241	1,249,517
Imperial Oil Ltd.[b]	95,704	2,785,563
Inter Pipeline Ltd.	143,356	2,803,759
Pembina Pipeline Corp.	152,645	5,048,204
Suncor Energy Inc.	620,884	18,114,495
TransCanada Corp.	326,030	15,519,500

		91,687,866
CHINA — 2.27%
China Petroleum & Chemical Corp. Class H	9,562,400	7,459,859
CNOOC Ltd.	6,063,000	6,640,490
PetroChina Co. Ltd. Class H	7,862,000	4,814,014

		18,914,363
COLOMBIA — 0.13%
Ecopetrol SA ADR[b]	121,583	1,105,190

		1,105,190

Security	Shares	Value
FRANCE — 5.48%
Total SA	924,165	$45,624,830

		45,624,830
ITALY — 2.74%
Eni SpA	1,006,345	15,104,874
Saipem SpA[a]	212,588	784,139
Snam SpA	940,456	4,093,183
Tenaris SA	180,408	2,808,683

		22,790,879
JAPAN — 1.10%
INPEX Corp.	407,500	3,920,501
JXTG Holdings Inc.	1,196,120	5,223,710

		9,144,211
NORWAY — 0.97%
Statoil ASA	405,759	6,703,998
Subsea 7 SA	100,723	1,350,324

		8,054,322
PORTUGAL — 0.31%
Galp Energia SGPS SA	173,756	2,626,842

		2,626,842
SPAIN — 0.92%
Enagas SA	28,529	798,826
Repsol SA	447,217	6,834,983

		7,633,809
UNITED KINGDOM — 14.82%
Amec Foster Wheeler PLC	146,834	891,090
BP PLC	7,010,650	40,323,488
Royal Dutch Shell PLC Class A ADR	1,662,692	43,950,965
Royal Dutch Shell PLC Class B	1,388,274	37,193,011
Tullow Oil PLC[a,b]	499,557	977,891

		123,336,445
UNITED STATES — 56.03%
Anadarko Petroleum Corp.	207,500	9,408,050
Apache Corp.	141,255	6,770,352
Baker Hughes Inc.	158,856	8,659,241
Cabot Oil & Gas Corp.	173,439	4,349,850
Chesapeake Energy Corp.[a,b]	282,789	1,405,461
Chevron Corp.	703,706	73,417,647
Cimarex Energy Co.	35,092	3,298,999
Concho Resources Inc.[a]	54,659	6,642,708

129

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ENERGY ETF

June 30, 2017

Security	Shares	Value
ConocoPhillips	458,813	$20,169,420
Devon Energy Corp.	193,724	6,193,356
EOG Resources Inc.	214,268	19,395,539
EQT Corp.	64,267	3,765,404
Exxon Mobil Corp.	1,575,402	127,182,204
Halliburton Co.	322,051	13,754,798
Helmerich & Payne Inc.	40,115	2,179,849
Hess Corp.	100,474	4,407,794
Kinder Morgan Inc./DE	710,287	13,609,099
Marathon Oil Corp.	312,196	3,699,523
Marathon Petroleum Corp.	191,870	10,040,557
Murphy Oil Corp.	59,182	1,516,835
National Oilwell Varco Inc.	140,270	4,620,494
Newfield Exploration Co.[a]	72,807	2,072,087
Noble Energy Inc.	169,503	4,796,935
Occidental Petroleum Corp.	283,754	16,988,352
ONEOK Inc.	140,887	7,348,666
Phillips 66	162,580	13,443,740
Pioneer Natural Resources Co.	62,992	10,052,263
Range Resources Corp.	68,814	1,594,420
Schlumberger Ltd.	514,833	33,896,605
TechnipFMC PLC[a]	172,159	4,682,725
Tesoro Corp.	56,054	5,246,655
Transocean Ltd.[a]	140,971	1,160,191
Valero Energy Corp.	165,181	11,143,110
Williams Companies Inc. (The)	307,449	9,309,556

		466,222,485

TOTAL COMMON STOCKS (Cost: $1,057,283,280)		824,277,349

PREFERRED STOCKS — 0.68%

BRAZIL — 0.68%
Petroleo Brasileiro SA ADR, Preference Shares[a]	762,392	5,687,444

		5,687,444

TOTAL PREFERRED STOCKS (Cost: $19,557,360)		5,687,444

Security	Shares	Value
RIGHTS — 0.03%

SPAIN — 0.03%
Repsol SA (Expires 07/05/17)[a]	475,495	$216,930

		216,930

TOTAL RIGHTS (Cost: $226,909)		216,930

SHORT-TERM INVESTMENTS — 1.18%

MONEY MARKET FUNDS — 1.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	7,728,658	7,730,976
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	2,080,615	2,080,615

		9,811,591

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,811,604)		9,811,591

TOTAL INVESTMENTS IN SECURITIES — 100.94% (Cost: $1,086,879,153)[f]		839,993,314
Other Assets, Less Liabilities — (0.94)%		(7,852,159)

NET ASSETS — 100.00%		$832,141,155

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,122,072,162. Net unrealized depreciation was $282,078,848, of which $10,694,800 represented gross unrealized appreciation on securities and $292,773,648 represented gross unrealized depreciation on securities.

130

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ENERGY ETF

June 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$824,277,349	$—	$—	$824,277,349
Preferred stocks	5,687,444	—	—	5,687,444
Rights	216,930	—	—	216,930
Money market funds	9,811,591	—	—	9,811,591

Total	$839,993,314	$—	$—	$839,993,314

131

Schedule of Investments (Unaudited)

iSHARES® GLOBAL FINANCIALS ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.34%

AUSTRALIA — 6.03%
AMP Ltd.	191,828	$763,665
ASX Ltd.	13,810	567,889
Australia & New Zealand Banking Group Ltd.	185,054	4,076,679
BGP Holdings PLC[a,b]	608,993	7
Commonwealth Bank of Australia	108,678	6,903,162
Insurance Australia Group Ltd.	151,980	790,387
Macquarie Group Ltd.	21,710	1,473,760
Medibank Pvt Ltd.	177,818	381,907
National Australia Bank Ltd.	168,434	3,822,948
QBE Insurance Group Ltd.	87,100	789,027
Suncorp Group Ltd.	82,854	941,858
Westpac Banking Corp.	210,926	4,936,237

		25,447,526
AUSTRIA — 0.17%
Erste Group Bank AG	18,760	717,325

		717,325
BELGIUM — 0.60%
Ageas	11,941	480,217
Groupe Bruxelles Lambert SA	5,106	490,875
KBC Group NV	20,698	1,567,748

		2,538,840
BRAZIL — 0.17%
Banco do Brasil SA ADR	87,824	716,644

		716,644
CANADA — 7.16%
Bank of Montreal	41,005	3,006,465
Bank of Nova Scotia (The)	75,446	4,531,872
Brookfield Asset Management Inc. Class A	54,672	2,142,341
Canadian Imperial Bank of Commerce	25,459	2,066,007
Manulife Financial Corp.	123,403	2,309,946
National Bank of Canada	21,440	900,226
Power Corp. of Canada	23,044	524,864
Royal Bank of Canada	91,272	6,617,519
Sun Life Financial Inc.	38,711	1,381,876
Thomson Reuters Corp.	19,164	885,968
Toronto-Dominion Bank (The)	115,922	5,833,143

		30,200,227

Security	Shares	Value
CHILE — 0.15%
Banco de Chile ADR[c]	4,065	$316,785
Banco Santander Chile ADR	12,906	327,942

		644,727
CHINA — 3.34%
Bank of China Ltd. Class H	4,717,000	2,314,254
China Construction Bank Corp. Class H	5,894,720	4,568,409
China Life Insurance Co. Ltd. Class H	536,000	1,637,569
Industrial & Commercial Bank of China Ltd. Class H	4,958,000	3,347,060
Ping An Insurance Group Co. of China Ltd. Class H	335,000	2,207,886

		14,075,178
COLOMBIA — 0.10%
Bancolombia SA ADR	9,529	424,517

		424,517
DENMARK — 0.41%
Danske Bank A/S	45,450	1,745,824

		1,745,824
FINLAND — 0.37%
Sampo OYJ Class A	30,688	1,570,504

		1,570,504
FRANCE — 2.88%
AXA SA	122,334	3,341,697
BNP Paribas SA	70,085	5,040,729
Credit Agricole SA	76,514	1,229,170
Societe Generale SA	47,034	2,527,199

		12,138,795
GERMANY — 2.84%
Allianz SE Registered	28,540	5,611,844
Commerzbank AGb	64,965	772,820
Deutsche Bank AG Registered	129,600	2,294,832
Deutsche Boerse AG	12,229	1,289,054
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	9,921	1,997,733

		11,966,283
HONG KONG — 2.06%
AIA Group Ltd.	777,200	5,679,824
Hang Seng Bank Ltd.	53,600	1,121,237

132

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

June 30, 2017

Security	Shares	Value
Hong Kong Exchanges & Clearing Ltd.	73,100	$1,889,665

		8,690,726
IRELAND — 0.11%
Bank of Ireland[b]	1,762,502	462,351
Irish Bank Resolution Corp. Ltd.[a,b]	47,975	1

		462,352
ITALY — 1.80%
Assicurazioni Generali SpA	84,603	1,390,478
Banco BPM SpA[b,c]	93,547	312,616
Intesa Sanpaolo SpA	881,226	2,790,109
Mediobanca SpA	36,004	354,796
UniCredit SpA[b]	130,516	2,433,861
Unione di Banche Italiane SpA	70,255	301,767

		7,583,627
JAPAN — 5.56%
Dai-ichi Life Holdings Inc.	80,400	1,450,077
Daiwa Securities Group Inc.	134,000	794,030
Mitsubishi UFJ Financial Group Inc.	884,400	5,941,128
Mizuho Financial Group Inc.	1,598,300	2,921,777
MS&AD Insurance Group Holdings Inc.	27,800	933,759
Nomura Holdings Inc.	234,100	1,403,017
ORIX Corp.	80,400	1,245,069
Resona Holdings Inc.	134,000	737,620
Sompo Holdings Inc.	26,800	1,034,934
Sumitomo Mitsui Financial Group Inc.	92,200	3,593,305
Sumitomo Mitsui Trust Holdings Inc.	21,027	752,114
T&D Holdings Inc.	40,200	611,622
Tokio Marine Holdings Inc.	49,300	2,040,711

		23,459,163
MEXICO — 0.24%
Grupo Financiero Banorte SAB de CV	160,800	1,025,136

		1,025,136
NETHERLANDS — 1.26%
Aegon NV	88,424	450,909
ING Groep NV	241,180	4,153,675
NN Group NV	20,618	731,814

		5,336,398

Security	Shares	Value
NORWAY — 0.23%
DNB ASA	58,156	$985,854

		985,854
PERU — 0.19%
Credicorp Ltd.	4,559	817,839

		817,839
SINGAPORE — 1.27%
DBS Group Holdings Ltd.	113,100	1,703,667
Oversea-Chinese Banking Corp. Ltd.	254,600	1,995,231
United Overseas Bank Ltd.	99,400	1,669,120

		5,368,018
SOUTH KOREA — 0.64%
KB Financial Group Inc. ADR	25,619	1,293,504
Shinhan Financial Group Co. Ltd. ADR	32,723	1,423,123

		2,716,627
SPAIN — 2.75%
Banco Bilbao Vizcaya Argentaria SA	419,697	3,477,649
Banco de Sabadell SA	335,074	679,878
Banco Santander SA	914,685	6,042,469
Bankia SA	64,622	311,918
CaixaBank SA	226,943	1,081,951

		11,593,865
SWEDEN — 2.19%
Industrivarden AB Class A	7,772	197,651
Industrivarden AB Class C	15,678	375,474
Investor AB Class B	29,480	1,419,030
Kinnevik AB Class B	15,812	483,477
Nordea Bank AB	200,592	2,549,450
Skandinaviska Enskilda Banken AB Class A	106,396	1,285,398
Svenska Handelsbanken AB Class A	94,590	1,352,479
Swedbank AB Class A	64,172	1,561,970

		9,224,929
SWITZERLAND — 3.22%
Baloise Holding AG Registered	3,216	497,688
Credit Suisse Group AG Registered	146,704	2,123,236
Julius Baer Group Ltd.	13,936	734,163
Partners Group Holding AG	1,185	735,637
Swiss Life Holding AG Registered	2,144	724,480

133

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

June 30, 2017

Security	Shares	Value
Swiss Re AG	21,038	$1,925,527
UBS Group AG	240,379	4,076,390
Zurich Insurance Group AG	9,514	2,772,785

		13,589,906
UNITED KINGDOM — 7.63%
3i Group PLC	63,039	739,007
Aberdeen Asset Management PLC	59,619	233,875
Aviva PLC	253,126	1,729,477
Barclays PLC	984,585	2,593,022
Direct Line Insurance Group PLC	92,003	424,729
HSBC Holdings PLC	1,250,890	11,564,005
Legal & General Group PLC	370,446	1,242,915
Lloyds Banking Group PLC	4,480,356	3,849,768
London Stock Exchange Group PLC	20,230	958,086
Man Group PLC	108,406	217,980
Old Mutual PLC	309,004	776,270
Provident Financial PLC	9,514	300,675
Prudential PLC	161,470	3,693,545
Royal Bank of Scotland Group PLC[b]	204,574	656,888
RSA Insurance Group PLC	67,670	541,024
Schroders PLC	7,102	286,348
Standard Chartered PLC[b]	171,560	1,731,973
Standard Life PLC	124,252	644,136

		32,183,723
UNITED STATES — 44.97%
Affiliated Managers Group Inc.	3,621	600,579
Aflac Inc.	25,202	1,957,691
Allstate Corp. (The)	23,186	2,050,570
American Express Co.	47,592	4,009,150
American International Group Inc.	55,659	3,479,801
Ameriprise Financial Inc.	9,520	1,211,801
Aon PLC	16,344	2,172,935
Arthur J Gallagher & Co.	11,060	633,185
Assurant Inc.	3,356	347,984
Bank of America Corp.	623,559	15,127,541
Bank of New York Mellon Corp. (The)	66,209	3,377,983
BB&T Corp.	50,256	2,282,125
Berkshire Hathaway Inc. Class Bb	119,796	20,289,848
BlackRock Inc.[d]	7,582	3,202,713
Capital One Financial Corp.	30,856	2,549,323
CBOE Holdings Inc.	6,164	563,390
Charles Schwab Corp. (The)	75,978	3,264,015

Security	Shares	Value
Chubb Ltd.	29,476	$4,285,221
Cincinnati Financial Corp.	9,513	689,217
Citigroup Inc.	172,414	11,531,048
Citizens Financial Group Inc.	31,222	1,114,001
CME Group Inc.	21,630	2,708,941
Comerica Inc.	10,586	775,319
Discover Financial Services	24,407	1,517,871
E*TRADE Financial Corp.[b]	17,286	657,387
Everest Re Group Ltd.	2,576	655,824
Fifth Third Bancorp.	46,636	1,210,671
Franklin Resources Inc.	21,860	979,109
Goldman Sachs Group Inc. (The)	22,930	5,088,167
Hartford Financial Services Group Inc. (The)	23,731	1,247,539
Huntington Bancshares Inc./OH	66,216	895,240
Intercontinental Exchange Inc.	37,930	2,500,346
Invesco Ltd.	25,325	891,187
JPMorgan Chase & Co.	222,613	20,346,828
KeyCorp	67,935	1,273,102
Leucadia National Corp.	21,034	550,249
Lincoln National Corp.	13,802	932,739
Loews Corp.	17,688	827,975
M&T Bank Corp.	9,445	1,529,618
Marsh & McLennan Companies Inc.	32,420	2,527,463
MetLife Inc.	67,945	3,732,898
Moody’s Corp.	10,592	1,288,835
Morgan Stanley	89,154	3,972,702
Nasdaq Inc.	7,918	566,058
Navient Corp.	19,832	330,203
Northern Trust Corp.	13,668	1,328,666
People’s United Financial Inc.	18,099	319,628
PNC Financial Services Group Inc. (The)[d]	30,153	3,765,205
Principal Financial Group Inc.	16,210	1,038,575
Progressive Corp. (The)	36,712	1,618,632
Prudential Financial Inc.	26,937	2,912,967
Raymond James Financial Inc.	8,040	644,969
Regions Financial Corp.	74,504	1,090,739
S&P Global Inc.	16,217	2,367,520
State Street Corp.	22,314	2,002,235
SunTrust Banks Inc.	29,773	1,688,724
Synchrony Financial	49,049	1,462,641
T Rowe Price Group Inc.	15,684	1,163,910

134

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

June 30, 2017

Security	Shares	Value
Torchmark Corp.	6,562	$501,993
Travelers Companies Inc. (The)	17,891	2,263,748
U.S. Bancorp.	98,776	5,128,450
Unum Group	14,200	662,146
Wells Fargo & Co.	281,957	15,623,237
Willis Towers Watson PLC	7,929	1,153,352
XL Group Ltd.	16,760	734,088
Zions BanCorp.	12,462	547,206

		189,765,023

TOTAL COMMON STOCKS (Cost: $410,369,579)		414,989,576

PREFERRED STOCKS — 1.21%

BRAZIL — 1.17%
Banco Bradesco SA ADR, Preference Shares	246,223	2,092,895
Itau Unibanco Holding SA ADR, Preference Shares	256,496	2,834,281

		4,927,176
ITALY — 0.04%
Intesa Sanpaolo SpA, Preference Shares	67,134	198,775

		198,775

TOTAL PREFERRED STOCKS (Cost: $5,261,834)		5,125,951

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.19%

MONEY MARKET FUNDS — 0.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[e,f,g]	522,969	$523,126
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[e,f]	272,476	272,476

		795,602

TOTAL SHORT-TERM INVESTMENTS (Cost: $795,643)		795,602

TOTAL INVESTMENTS IN SECURITIES — 99.74% (Cost: $416,427,056)[h]		420,911,129
Other Assets, Less Liabilities — 0.26%		1,099,324

NET ASSETS — 100.00%		$422,010,453

ADR  —  American Depositary Receipts

[a]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated issuer. See Schedule 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $422,616,014. Net unrealized depreciation was $1,704,885, of which $29,773,130 represented gross unrealized appreciation on securities and $31,478,015 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	7,242	474	(134)	7,582	$3,202,713	$19,005	$616
PNC Financial Services Group Inc. (The)	28,959	1,596	(402)	30,153	3,765,205	15,927	(3,162)

					$6,967,918	$34,932	$(2,546)

135

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

June 30, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$414,989,568	$—	$8	$414,989,576
Preferred stocks	5,125,951	—	—	5,125,951
Money market funds	795,602	—	—	795,602

Total	$420,911,121	$—	$8	$420,911,129

136

Schedule of Investments (Unaudited)

iSHARES® GLOBAL HEALTHCARE ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.55%

AUSTRALIA — 1.58%
Cochlear Ltd.	20,345	$2,425,896
CSL Ltd.	161,358	17,083,925
Ramsay Health Care Ltd.	45,509	2,569,205
Sonic Healthcare Ltd.	147,644	2,742,923

		24,821,949
BELGIUM — 0.20%
UCB SA	45,507	3,126,118

		3,126,118
CANADA — 0.13%
Valeant Pharmaceuticals International Inc.[a,b]	115,373	2,002,393

		2,002,393
DENMARK — 2.24%
Coloplast A/S Class Bb	39,386	3,286,799
Genmab A/Sa	21,692	4,622,045
Novo Nordisk A/S Class B	640,824	27,407,150

		35,315,994
FRANCE — 3.05%
Essilor International SA	71,469	9,080,656
Sanofi	407,064	38,887,827

		47,968,483
GERMANY — 4.17%
Bayer AG Registered	293,652	37,913,485
Fresenius Medical Care AG & Co. KGaA	74,912	7,191,559
Fresenius SE & Co. KGaA	143,250	12,263,587
Merck KGaA	45,646	5,505,508
QIAGEN NVb	81,805	2,717,441

		65,591,580
JAPAN — 4.87%
Astellas Pharma Inc.	768,575	9,401,979
Chugai Pharmaceutical Co. Ltd.	75,800	2,836,766
Daiichi Sankyo Co. Ltd.	229,500	5,406,608
Eisai Co. Ltd.	105,200	5,809,594
Hoya Corp.	138,800	7,205,593
Olympus Corp.	115,600	4,218,227
Ono Pharmaceutical Co. Ltd.	187,100	4,081,364
Otsuka Holdings Co. Ltd.	197,600	8,423,852
Shionogi & Co. Ltd.	107,200	5,971,563

Security	Shares	Value
Sysmex Corp.	59,500	$3,553,266
Taisho Pharmaceutical Holdings Co. Ltd.	19,600	1,491,456
Takeda Pharmaceutical Co. Ltd.	262,800	13,352,841
Terumo Corp.	121,000	4,765,264

		76,518,373
SWITZERLAND — 9.56%
Lonza Group AG Registered	26,549	5,746,993
Novartis AG Registered	932,331	77,690,193
Roche Holding AG	249,476	63,616,185
Sonova Holding AG Registered	19,515	3,172,856

		150,226,227
UNITED KINGDOM — 5.73%
AstraZeneca PLC	449,552	29,985,588
GlaxoSmithKline PLC	1,736,716	36,895,343
Shire PLC	319,783	17,603,885
Smith & Nephew PLC	323,028	5,559,660

		90,044,476
UNITED STATES — 68.02%
Abbott Laboratories	616,550	29,970,495
AbbVie Inc.	565,081	40,974,023
Aetna Inc.	117,950	17,908,349
Agilent Technologies Inc.	114,178	6,771,897
Alexion Pharmaceuticals Inc.[a]	79,659	9,692,111
Align Technology Inc.[a]	26,690	4,006,703
Allergan PLC	119,171	28,969,278
AmerisourceBergen Corp.	58,675	5,546,548
Amgen Inc.	261,345	45,011,449
Anthem Inc.	94,165	17,715,261
Baxter International Inc.	172,911	10,468,032
Becton Dickinson and Co.	80,810	15,766,839
Biogen Inc.[a]	76,003	20,624,174
Boston Scientific Corp.[a]	486,848	13,495,427
Bristol-Myers Squibb Co.	584,953	32,593,581
Cardinal Health Inc.	112,485	8,764,831
Celgene Corp.[a]	277,176	35,996,847
Centene Corp.[a]	61,195	4,888,257
Cerner Corp.[a]	104,614	6,953,693
Cigna Corp.	90,699	15,182,106
Cooper Companies Inc. (The)	17,310	4,144,360
CR Bard Inc.	25,602	8,093,048
Danaher Corp.	216,815	18,297,018
DaVita Inc.[a]	55,547	3,597,224

137

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

June 30, 2017

Security	Shares	Value
DENTSPLY SIRONA Inc.	81,167	$5,262,868
Edwards Lifesciences Corp.[a]	74,819	8,846,599
Eli Lilly & Co.	344,830	28,379,509
Envision Healthcare Corp.[a]	41,502	2,600,930
Express Scripts Holding Co.[a]	210,712	13,451,854
Gilead Sciences Inc.	463,947	32,838,169
HCA Healthcare Inc.[a,b]	101,342	8,837,022
Henry Schein Inc.[a]	28,264	5,172,877
Hologic Inc.[a]	99,046	4,494,707
Humana Inc.	51,248	12,331,294
IDEXX Laboratories Inc.[a]	31,207	5,037,434
Illumina Inc.[a]	52,030	9,028,246
Incyte Corp.[a]	60,214	7,581,545
Intuitive Surgical Inc.[a]	13,071	12,226,221
Johnson & Johnson	956,327	126,512,499
Laboratory Corp. of America Holdings[a]	36,360	5,604,530
Mallinckrodt PLC[a]	35,775	1,603,078
McKesson Corp.	74,601	12,274,849
Medtronic PLC	485,889	43,122,649
Merck & Co. Inc.	971,047	62,234,402
Mettler-Toledo International Inc.[a]	9,183	5,404,563
Mylan NVa	163,031	6,328,863
Patterson Companies Inc.	28,635	1,344,413
PerkinElmer Inc.	38,934	2,652,963
Perrigo Co. PLC	50,497	3,813,533
Pfizer Inc.	2,119,145	71,182,081
Quest Diagnostics Inc.	48,356	5,375,253
Regeneron Pharmaceuticals Inc.[a]	26,993	13,257,342
Stryker Corp.	110,133	15,284,258
Thermo Fisher Scientific Inc.	138,917	24,236,849
UnitedHealth Group Inc.	342,197	63,450,168
Universal Health Services Inc. Class B	31,497	3,845,154
Varian Medical Systems Inc.[a,b]	32,859	3,390,720
Vertex Pharmaceuticals Inc.[a]	88,293	11,378,319
Waters Corp.[a]	28,467	5,233,373
Zimmer Biomet Holdings Inc.	71,728	9,209,875
Zoetis Inc.	174,285	10,871,898

		1,069,132,458

TOTAL COMMON STOCKS
(Cost: $1,365,815,704)		1,564,748,051

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.62%

MONEY MARKET FUNDS — 0.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	8,182,057	$8,184,511
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	1,529,124	1,529,124

		9,713,635

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,712,300)		9,713,635

TOTAL INVESTMENTS IN SECURITIES — 100.17%
(Cost: $1,375,528,004)[f]		1,574,461,686
Other Assets, Less Liabilities — (0.17)%		(2,614,706)

NET ASSETS — 100.00%		$1,571,846,980

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,389,116,351. Net unrealized appreciation was $185,345,335, of which $241,790,029 represented gross unrealized appreciation on securities and $56,444,694 represented gross unrealized depreciation on securities.

138

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

June 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,564,748,051	$—	$—	$1,564,748,051
Money market funds	9,713,635	—	—	9,713,635

Total	$1,574,461,686	$—	$—	$1,574,461,686

139

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INDUSTRIALS ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.59%

AUSTRALIA — 1.49%
Aurizon Holdings Ltd.	118,588	$487,561
Brambles Ltd.	90,018	671,840
Qantas Airways Ltd.	101,305	444,479
Sydney Airport	130,194	708,045
Transurban Group	119,988	1,090,636

		3,402,561
BRAZIL — 0.12%
Embraer SA ADR	14,756	269,002

		269,002
CANADA — 2.73%
Bombardier Inc. Class Ba	109,620	199,202
Canadian National Railway Co.	42,059	3,407,598
Canadian Pacific Railway Ltd.	8,206	1,318,381
SNC-Lavalin Group Inc.	8,470	365,683
Waste Connections Inc.	14,445	929,076

		6,219,940
CHILE — 0.12%
LATAM Airlines Group SA ADR[b]	24,180	267,672

		267,672
DENMARK — 1.40%
AP Moller – Maersk A/S Class A	108	205,934
AP Moller – Maersk A/S Class Bb	432	867,472
DSV A/S	10,479	643,002
ISS A/S	10,022	393,113
Vestas Wind Systems A/S	11,827	1,090,389

		3,199,910
FINLAND — 0.80%
Kone OYJ Class B	20,952	1,064,363
Metso OYJ	7,236	250,562
Wartsila OYJ Abp	8,424	497,214

		1,812,139
FRANCE — 5.95%
Airbus SE	33,203	2,726,617
Alstom SAa	9,018	314,839
Bouygues SA	11,402	480,128
Cie. de Saint-Gobain	28,998	1,547,186
Edenred	11,880	309,340
Legrand SA	14,634	1,022,312
Safran SA	17,874	1,635,788

Security	Shares	Value
Schneider Electric SE	32,778	$2,514,885
Thales SA	5,616	603,638
Vinci SA	28,242	2,407,159

		13,561,892
GERMANY — 4.17%
Brenntag AG	8,640	499,418
Deutsche Lufthansa AG Registered	12,474	283,477
Deutsche Post AG Registered	53,062	1,986,262
GEA Group AGb	9,720	397,217
MAN SE	1,620	173,443
Osram Licht AG	4,752	378,037
Siemens AG Registered	42,116	5,781,061

		9,498,915
HONG KONG — 1.26%
CK Hutchison Holdings Ltd.	146,520	1,839,371
Jardine Matheson Holdings Ltd.	16,200	1,040,040

		2,879,411
IRELAND — 0.25%
Ryanair Holdings PLC ADR[a]	5,234	563,231

		563,231
ITALY — 0.88%
Atlantia SpA	25,650	720,846
CNH Industrial NV	54,486	616,158
Leonardo SpA	21,172	351,349
Prysmian SpA	11,070	325,117

		2,013,470
JAPAN — 14.81%
ANA Holdings Inc.	187,000	649,740
Asahi Glass Co. Ltd.	11,800	496,743
Central Japan Railway Co.	10,900	1,776,246
Dai Nippon Printing Co. Ltd.	31,000	344,322
Daikin Industries Ltd.	16,200	1,653,738
East Japan Railway Co.	21,600	2,065,611
FANUC Corp.	10,800	2,081,470
Hankyu Hanshin Holdings Inc.	10,800	388,323
ITOCHU Corp.	87,300	1,296,758
Japan Airlines Co. Ltd.	21,600	667,839
JGC Corp.[b]	16,200	262,695
Kajima Corp.	54,000	455,607
Kawasaki Heavy Industries Ltd.	108,000	319,117
Kintetsu Group Holdings Co. Ltd.	108,000	416,198
Komatsu Ltd.	54,000	1,371,867

140

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

June 30, 2017

Security	Shares	Value
Kubota Corp.	64,800	$1,088,555
LIXIL Group Corp.	16,200	405,000
Makita Corp.	16,200	599,066
Marubeni Corp.	91,800	592,991
Mitsubishi Corp.	88,400	1,853,599
Mitsubishi Electric Corp.	119,600	1,719,596
Mitsubishi Heavy Industries Ltd.	182,000	744,781
Mitsui & Co. Ltd.	97,200	1,388,880
NGK Insulators Ltd.	16,200	322,818
Nidec Corp.	16,200	1,659,505
Nippon Express Co. Ltd.	54,000	337,860
NSK Ltd.	27,000	337,140
Obayashi Corp.	37,800	444,409
Odakyu Electric Railway Co. Ltd.	17,200	346,878
Recruit Holdings Co. Ltd.	81,000	1,392,052
Secom Co. Ltd.	10,800	819,420
Shimizu Corp.	54,000	572,392
SMC Corp./Japan	3,700	1,124,555
Sumitomo Corp.	68,800	895,208
Taisei Corp.	59,000	538,750
Tokyu Corp.	54,000	411,873
Toppan Printing Co. Ltd.	33,000	361,837
TOTO Ltd.	8,500	324,537
West Japan Railway Co.	10,800	762,805
Yamato Holdings Co. Ltd.	21,600	438,017

		33,728,798
MEXICO — 0.15%
Alfa SAB de CV	232,200	331,242

		331,242
NETHERLANDS — 1.78%
Koninklijke Philips NV	50,976	1,807,884
Randstad Holding NV	7,074	412,449
RELX NV	55,788	1,145,322
Wolters Kluwer NV	16,454	695,585

		4,061,240
SPAIN — 1.26%
Abertis Infraestructuras SA	32,562	602,388
ACS Actividades de Construccion y Servicios SA	11,119	428,961
Aena SAc	4,050	789,195
Ferrovial SA	29,889	662,537
International Consolidated Airlines Group SA	47,682	377,813

		2,860,894

Security	Shares	Value
SWEDEN — 3.23%
Alfa Laval AB	15,714	$321,190
Assa Abloy AB Class B	54,594	1,198,090
Atlas Copco AB Class A	36,936	1,414,459
Atlas Copco AB Class B	20,293	700,368
Sandvik AB	61,452	965,362
Securitas AB Class B	17,928	301,827
Skanska AB Class B	21,654	513,203
SKF AB Class B	20,790	420,752
Volvo AB Class B	89,424	1,522,463

		7,357,714
SWITZERLAND — 2.79%
ABB Ltd. Registered	109,638	2,711,040
Adecco Group AG Registered	9,396	715,260
Geberit AG Registered	2,052	958,236
Kuehne + Nagel International AG Registered	3,078	514,259
Schindler Holding AG Participation Certificates	2,430	514,851
Schindler Holding AG Registered	810	168,149
SGS SA Registered	324	785,598

		6,367,393
UNITED KINGDOM — 4.94%
Aggreko PLC	14,094	168,520
Ashtead Group PLC	28,015	578,238
Babcock International Group PLC	27,810	318,070
BAE Systems PLC	175,392	1,443,273
Bunzl PLC	18,348	545,302
Capita PLC	37,030	332,612
Cobham PLC	139,253	234,424
DCC PLC	4,806	436,368
easyJet PLC	14,422	254,588
Experian PLC	52,219	1,068,320
G4S PLC	85,590	362,882
Hays PLC	74,844	161,383
IMI PLC	15,267	236,981
Intertek Group PLC	8,902	487,622
RELX PLC	58,896	1,269,948
Rentokil Initial PLC	95,770	339,986
Rolls-Royce Holdings PLC	101,358	1,173,081
Smiths Group PLC	21,762	451,436
Travis Perkins PLC	13,662	258,208
Weir Group PLC (The)	12,150	273,190

141

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

June 30, 2017

Security	Shares	Value
Wolseley PLC	13,975	$855,542

		11,249,974
UNITED STATES — 51.46%
3M Co.	32,728	6,813,642
Acuity Brands Inc.	2,430	493,970
Alaska Air Group Inc.	6,750	605,880
Allegion PLC	5,292	429,287
American Airlines Group Inc.	27,248	1,371,119
AMETEK Inc.	12,582	762,092
Arconic Inc.	24,485	554,585
Boeing Co. (The)	30,834	6,097,423
Caterpillar Inc.	32,508	3,493,310
CH Robinson Worldwide Inc.	7,769	533,575
Cintas Corp.	4,750	598,690
CSX Corp.	50,868	2,775,358
Cummins Inc.	8,478	1,375,301
Deere & Co.	16,175	1,999,068
Delta Air Lines Inc.	40,608	2,182,274
Dover Corp.	8,532	684,437
Eaton Corp. PLC	24,516	1,908,080
Emerson Electric Co.	35,478	2,115,198
Equifax Inc.	6,581	904,361
Expeditors International of Washington Inc.	9,882	558,135
Fastenal Co.	15,978	695,522
FedEx Corp.	13,554	2,945,691
Flowserve Corp.	7,344	340,982
Fluor Corp.	7,938	363,402
Fortive Corp.	16,386	1,038,053
Fortune Brands Home & Security Inc.	8,374	546,320
General Dynamics Corp.	15,481	3,066,786
General Electric Co.	478,494	12,924,123
Honeywell International Inc.	41,742	5,563,791
IHS Markit Ltd.[a]	17,444	768,234
Illinois Tool Works Inc.	17,049	2,442,269
Ingersoll-Rand PLC	13,986	1,278,181
Jacobs Engineering Group Inc.	6,642	361,258
JB Hunt Transport Services Inc.	4,752	434,238
Johnson Controls International PLC	51,587	2,236,812
Kansas City Southern	5,832	610,319
L3 Technologies Inc.	4,212	703,741
Lockheed Martin Corp.	13,660	3,792,153

Security	Shares	Value
Masco Corp.	17,712	$676,776
Nielsen Holdings PLC	18,674	721,937
Norfolk Southern Corp.	15,984	1,945,253
Northrop Grumman Corp.	9,508	2,440,799
PACCAR Inc.	19,332	1,276,685
Parker-Hannifin Corp.	7,344	1,173,718
Pentair PLC	9,234	614,430
Quanta Services Inc.a	8,046	264,874
Raytheon Co.	15,874	2,563,334
Republic Services Inc.	12,308	784,389
Robert Half International Inc.	7,075	339,105
Rockwell Automation Inc.	7,128	1,154,451
Rockwell Collins Inc.	8,842	929,117
Roper Technologies Inc.	5,562	1,287,770
Snap-on Inc.	3,186	503,388
Southwest Airlines Co.	33,210	2,063,669
Stanley Black & Decker Inc.	8,294	1,167,215
Stericycle Inc.[a]	4,698	358,551
Textron Inc.	14,688	691,805
TransDigm Group Inc.	2,700	725,949
Union Pacific Corp.	44,442	4,840,178
United Continental Holdings Inc.[a]	15,552	1,170,288
United Parcel Service Inc. Class B	38,113	4,214,917
United Rentals Inc.[a]	4,698	529,512
United Technologies Corp.	40,778	4,979,402
Verisk Analytics Inc. Class Aa	8,521	718,917
Waste Management Inc.	22,296	1,635,412
WW Grainger Inc.	2,968	535,813
Xylem Inc./NY	9,828	544,766

		117,220,080

TOTAL COMMON STOCKS (Cost: $202,910,967)		226,865,478

RIGHTS — 0.00%

SPAIN — 0.00%
ACS Actividades de Construccion y Servicios SA (Expires 07/17/17)[a]	11,119	8,877

		8,877

TOTAL RIGHTS (Cost: $9,425)		8,877

142

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

June 30, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.68%

MONEY MARKET FUNDS — 0.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[d,e,f]	1,336,702	$1,337,103
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[d,e]	201,412	201,412

		1,538,515

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,538,644)		1,538,515

TOTAL INVESTMENTS IN SECURITIES — 100.27% (Cost: $204,459,036)[g]		228,412,870
Other Assets, Less Liabilities — (0.27)%		(613,403)

NET ASSETS — 100.00%		$227,799,467

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $206,278,204. Net unrealized appreciation was $22,134,666, of which $32,556,922 represented gross unrealized appreciation on securities and $10,422,256 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$226,865,478	$—	$—	$226,865,478
Rights	8,877	—	—	8,877
Money market funds	1,538,515	—	—	1,538,515

Total	$228,412,870	$—	$—	$228,412,870

143

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INFRASTRUCTURE ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.47%

AUSTRALIA — 8.56%
Macquarie Atlas Roads Group	2,844,700	$12,241,172
Qube Holdings Ltd.	6,943,081	14,006,565
Sydney Airport	6,185,523	33,639,252
Transurban Group	9,176,840	83,413,276

		143,300,265
BRAZIL — 1.00%
CPFL Energia SA ADR	260,689	4,157,990
Ultrapar Participacoes SA ADR	531,882	12,515,183

		16,673,173
CANADA — 10.10%
AltaGas Ltd.	230,673	5,271,714
Enbridge Inc.	1,916,638	76,240,486
Inter Pipeline Ltd.	479,192	9,372,047
Pembina Pipeline Corp.	501,509	16,585,671
TransCanada Corp.	1,071,926	51,025,229
Veresen Inc.	392,679	5,545,340
Westshore Terminals Investment Corp.	307,024	4,966,947

		169,007,434
CHILE — 0.25%
Enel Americas SA ADR	451,171	4,254,542

		4,254,542
CHINA — 4.61%
Beijing Capital International Airport Co. Ltd. Class H	7,934,000	11,179,730
China Merchants Port Holdings Co. Ltd.	4,042,000	11,209,871
COSCO SHIPPING Ports Ltd.[a]	9,172,000	10,762,321
Guangdong Investment Ltd.	2,196,000	3,026,851
Hopewell Highway Infrastructure Ltd.	5,867,500	3,374,783
Jiangsu Expressway Co. Ltd. Class H	7,500,000	10,587,399
Kunlun Energy Co. Ltd.[a]	4,724,000	4,006,031
Shenzhen Expressway Co. Ltd. Class H	3,792,000	3,453,698
Shenzhen International Holdings Ltd.	5,122,500	9,396,614
Zhejiang Expressway Co. Ltd. Class H	7,736,000	10,107,949

		77,105,247

Security	Shares	Value
FRANCE — 4.95%
Aeroports de Paris	186,183	$30,005,198
Engie SA	1,297,860	19,561,823
Groupe Eurotunnel SE Registered	3,127,135	33,305,413

		82,872,434
GERMANY — 2.25%
E.ON SE	1,741,309	16,380,940
Fraport AG Frankfurt Airport Services Worldwide	209,472	18,467,997
Hamburger Hafen und Logistik AG	132,348	2,886,154

		37,735,091
HONG KONG — 1.71%
CLP Holdings Ltd.	1,487,000	15,733,938
Hong Kong & China Gas Co. Ltd.[a]	6,849,300	12,880,083

		28,614,021
ITALY — 7.92%
Atlantia SpA	2,670,274	75,043,114
Enav SpA[b]	1,448,040	6,223,086
Enel SpA	6,148,824	32,919,215
Snam SpA	3,234,959	14,079,637
Societa Iniziative Autostradali e Servizi SpA	396,670	4,368,134

		132,633,186
MEXICO — 3.43%
Grupo Aeroportuario del Centro Norte Sab de CV ADR	203,203	9,790,320
Grupo Aeroportuario del Pacifico SAB de CV ADR	210,072	23,591,086
Grupo Aeroportuario del Sureste SAB de CV Series B ADR	113,957	23,976,553

		57,357,959
NEW ZEALAND — 1.64%
Auckland International Airport Ltd.	5,259,586	27,458,122

		27,458,122
SINGAPORE — 0.77%
Hutchison Port Holdings Trust[a]	29,937,800	12,873,254

		12,873,254

144

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

June 30, 2017

Security	Shares	Value
SPAIN — 10.98%
Abertis Infraestructuras SA	3,465,731	$64,115,055
Aena SAb	425,701	82,953,358
Iberdrola SA	4,635,229	36,652,763

		183,721,176
SWITZERLAND — 1.55%
Flughafen Zuerich AG	105,905	26,032,514

		26,032,514
UNITED KINGDOM — 4.89%
BBA Aviation PLC	4,943,418	19,738,920
Centrica PLC	4,400,954	11,444,665
National Grid PLC	2,864,105	35,410,074
SSE PLC	812,559	15,336,022

		81,929,681
UNITED STATES — 34.86%
American Electric Power Co. Inc.	384,889	26,738,239
American Water Works Co. Inc.	138,791	10,818,758
Cheniere Energy Inc.[c]	293,029	14,273,443
Consolidated Edison Inc.	239,533	19,359,057
Dominion Energy Inc.	491,693	37,678,435
DTE Energy Co.	139,196	14,725,545
Duke Energy Corp.	549,110	45,900,105
Edison International	254,745	19,918,512
Eversource Energy	248,513	15,087,224
Exelon Corp.	727,560	26,243,089
FirstEnergy Corp.	353,196	10,299,195
Kinder Morgan Inc./DE	2,375,784	45,520,021
Macquarie Infrastructure Corp.	425,254	33,339,914
NextEra Energy Inc.	365,869	51,269,223
ONEOK Inc.	261,883	13,659,817
PG&E Corp.	397,230	26,364,155
PPL Corp.	531,938	20,564,723
Public Service Enterprise Group Inc.	400,805	17,238,623
Sempra Energy	194,770	21,960,318
Southern Co. (The)	783,201	37,499,664
Targa Resources Corp.	240,292	10,861,198
WEC Energy Group Inc.	247,472	15,189,831
Williams Companies Inc. (The)	1,020,041	30,886,842
Xcel Energy Inc.	394,831	18,114,846

		583,510,777

TOTAL COMMON STOCKS (Cost: $1,548,328,620)		1,665,078,876

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.76%

MONEY MARKET FUNDS — 0.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[d,e,f]	11,895,566	$11,899,135
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[d,e]	741,392	741,392

		12,640,527

TOTAL SHORT-TERM INVESTMENTS (Cost: $12,637,992)		12,640,527

TOTAL INVESTMENTS IN SECURITIES — 100.23% (Cost: $1,560,966,612)[g]		1,677,719,403
Other Assets, Less Liabilities — (0.23)%		(3,793,878)

NET ASSETS — 100.00%		$1,673,925,525

ADR  —  American Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $1,601,470,254. Net unrealized appreciation was $76,249,149, of which $183,236,510 represented gross unrealized appreciation on securities and $106,987,361 represented gross unrealized depreciation on securities.

145

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

June 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,665,078,876	$—	$—	$1,665,078,876
Money market funds	12,640,527	—	—	12,640,527

Total	$1,677,719,403	$—	$—	$1,677,719,403

146

Schedule of Investments (Unaudited)

iSHARES® GLOBAL MATERIALS ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.57%

AUSTRALIA — 7.53%
Amcor Ltd./Australia	143,338	$1,782,248
BHP Billiton Ltd.	396,344	7,077,485
Fortescue Metals Group Ltd.	209,124	837,333
James Hardie Industries PLC	54,908	863,402
Newcrest Mining Ltd.	94,054	1,454,425
Orica Ltd.	45,584	723,080
Rio Tinto Ltd.	52,318	2,539,058
South32 Ltd.	649,276	1,334,713

		16,611,744
AUSTRIA — 0.29%
Voestalpine AG	13,616	633,613

		633,613
BELGIUM — 0.92%
Solvay SA	9,102	1,219,801
Umicore SA	11,618	806,980

		2,026,781
BRAZIL — 0.63%
Vale SA ADR	159,766	1,397,952

		1,397,952
CANADA — 6.36%
Agnico Eagle Mines Ltd.	28,490	1,282,894
Agrium Inc.	17,020	1,540,279
Barrick Gold Corp.	143,708	2,282,818
CCL Industries Inc. Class B	17,094	863,585
First Quantum Minerals Ltd.	85,470	721,957
Franco-Nevada Corp.	22,052	1,588,824
Goldcorp Inc.	105,894	1,363,323
Kinross Gold Corp.[a]	153,772	623,992
Potash Corp. of Saskatchewan Inc.	103,674	1,688,385
Teck Resources Ltd. Class B	57,720	999,111
Wheaton Precious Metals Corp.	54,686	1,084,709

		14,039,877
CHILE — 0.34%
Empresas CMPC SA	160,506	383,128
Sociedad Quimica y Minera de Chile SA ADR	11,026	364,079

		747,207
DENMARK — 0.98%
Chr Hansen Holding A/S	14,439	1,048,792
Novozymes A/S Class B	25,604	1,119,007

		2,167,799

Security	Shares	Value
FINLAND — 1.26%
Stora Enso OYJ Class R	70,596	$910,662
UPM-Kymmene OYJ	65,786	1,872,804

		2,783,466
FRANCE — 3.11%
Air Liquide SA	48,026	5,926,769
Arkema SA	8,732	930,496

		6,857,265
GERMANY — 9.22%
BASF SE	113,146	10,464,557
HeidelbergCement AG	15,540	1,500,349
K+S AG Registered[b]	23,680	605,524
Lanxess AG	11,100	839,238
Linde AG	22,940	4,338,027
Symrise AGb	15,096	1,067,845
thyssenkrupp AG	53,872	1,528,412

		20,343,952
IRELAND — 2.07%
CRH PLC	103,082	3,641,736
Smurfit Kappa Group PLC	29,526	917,836

		4,559,572
JAPAN — 9.57%
Asahi Kasei Corp.	148,000	1,590,513
JFE Holdings Inc.	74,000	1,284,594
Kuraray Co. Ltd.	44,400	805,333
Mitsubishi Chemical Holdings Corp.	185,000	1,531,403
Mitsubishi Materials Corp.	15,000	453,898
Mitsui Chemicals Inc.	148,000	783,731
Nippon Paint Holdings Co. Ltd.	22,200	839,712
Nippon Steel & Sumitomo Metal Corp.	111,029	2,507,935
Nitto Denko Corp.	22,200	1,825,632
Oji Holdings Corp.	74,000	381,986
Shin-Etsu Chemical Co. Ltd.	51,800	4,695,470
Sumitomo Chemical Co. Ltd.	222,000	1,276,362
Sumitomo Metal Mining Co. Ltd.	74,000	988,225
Taiheiyo Cement Corp.	148,000	538,733
Toray Industries Inc.	192,400	1,610,126

		21,113,653
MEXICO — 1.31%
Cemex SAB de CV CPO[a]	1,798,284	1,693,987
Grupo Mexico SAB de CV Series B	421,800	1,190,145

		2,884,132

147

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

June 30, 2017

Security	Shares	Value
NETHERLANDS — 2.75%
Akzo Nobel NV	31,080	$2,697,260
ArcelorMittal[a]	77,700	1,760,008
Koninklijke DSM NV	22,200	1,611,378

		6,068,646
NORWAY — 0.79%
Norsk Hydro ASA	167,832	927,252
Yara International ASA	21,682	811,718

		1,738,970
PERU — 0.33%
Southern Copper Corp.	20,794	720,096

		720,096
SOUTH KOREA — 1.77%
LG Chem Ltd.	5,698	1,449,214
POSCO	9,842	2,468,779

		3,917,993
SWEDEN — 0.68%
Boliden AB	33,300	907,656
Svenska Cellulosa AB SCA Class B	80,068	605,170

		1,512,826
SWITZERLAND — 3.57%
Clariant AG Registered	31,376	691,966
Givaudan SA Registered	962	1,926,712
LafargeHolcim Ltd. Registered	58,608	3,359,870
Sika AG Bearer	296	1,903,994

		7,882,542
TAIWAN — 2.20%
Formosa Chemicals & Fibre Corp.	444,100	1,394,199
Formosa Plastics Corp.	592,720	1,806,218
Nan Ya Plastics Corp.	666,940	1,655,292

		4,855,709
UNITED KINGDOM — 9.81%
Anglo American PLC[a]	173,678	2,310,133
Antofagasta PLC	47,212	490,301
BHP Billiton PLC	261,220	3,990,303
Glencore PLC	1,474,450	5,500,557
Johnson Matthey PLC	24,050	896,893
Mondi PLC	45,362	1,186,708
Randgold Resources Ltd.	12,012	1,061,783
Rio Tinto PLC	147,778	6,223,218

		21,659,896

Security	Shares	Value
UNITED STATES — 33.08%
Air Products & Chemicals Inc.	26,862	$3,842,878
Albemarle Corp.	13,616	1,437,033
Avery Dennison Corp.	11,026	974,368
Ball Corp.	43,734	1,846,012
CF Industries Holdings Inc.	28,786	804,857
Dow Chemical Co. (The)	138,602	8,741,628
Eastman Chemical Co.	17,982	1,510,308
Ecolab Inc.	32,042	4,253,575
EI du Pont de Nemours & Co.	107,004	8,636,293
FMC Corp.	16,428	1,200,065
Freeport-McMoRan Inc.[a]	164,650	1,977,446
International Flavors & Fragrances Inc.	9,694	1,308,690
International Paper Co.	51,134	2,894,696
LyondellBasell Industries NV Class A	40,774	3,440,918
Martin Marietta Materials Inc.	7,770	1,729,447
Monsanto Co.	54,094	6,402,566
Mosaic Co. (The)	43,364	990,000
Newmont Mining Corp.	65,934	2,135,602
Nucor Corp.	39,442	2,282,508
PPG Industries Inc.	31,598	3,474,516
Praxair Inc.	35,224	4,668,941
Sealed Air Corp.	24,420	1,093,039
Sherwin-Williams Co. (The)	9,990	3,506,090
Vulcan Materials Co.	16,354	2,071,725
WestRock Co.	31,154	1,765,186

		72,988,387

TOTAL COMMON STOCKS (Cost: $269,356,996)		217,512,078

PREFERRED STOCKS — 1.04%

BRAZIL — 1.04%
Gerdau SA ADR, Preference Shares	108,632	331,328
Vale SA ADR, Preference Shares	241,980	1,972,137

		2,303,465

TOTAL PREFERRED STOCKS (Cost: $8,577,457)		2,303,465

148

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

June 30, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.40%

MONEY MARKET FUNDS — 0.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	877,899	$878,162
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	7,549	7,549

		885,711

TOTAL SHORT-TERM INVESTMENTS (Cost: $885,799)		885,711

TOTAL INVESTMENTS IN SECURITIES — 100.01% (Cost: $278,820,252)[f]		220,701,254
Other Assets, Less Liabilities — (0.01)%		(32,195)

NET ASSETS — 100.00%		$220,669,059

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $288,413,316. Net unrealized depreciation was $67,712,062, of which $17,093,737 represented gross unrealized appreciation on securities and $84,805,799 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$217,512,078	$—	$—	$217,512,078
Preferred stocks	2,303,465	—	—	2,303,465
Money market funds	885,711	—	—	885,711

Total	$220,701,254	$—	$—	$220,701,254

149

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TECH ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.80%

AUSTRALIA — 0.09%
Computershare Ltd.	102,490	$1,111,615

		1,111,615
BRAZIL — 0.14%
Cielo SA	222,051	1,648,670

		1,648,670
CANADA — 0.48%
BlackBerry Ltd.[a,b]	96,140	959,401
CGI Group Inc. Class Aa	53,280	2,718,359
Constellation Software Inc./Canada	4,070	2,126,071

		5,803,831
CHINA — 3.23%
Tencent Holdings Ltd.[b]	1,091,500	39,037,821

		39,037,821
FINLAND — 0.59%
Nokia OYJ	1,172,160	7,159,137

		7,159,137
FRANCE — 0.85%
Atos SE	18,447	2,585,782
Capgemini SE	31,635	3,264,636
Dassault Systemes SE	27,380	2,451,106
STMicroelectronics NV	135,235	1,940,368

		10,241,892
GERMANY — 2.10%
Infineon Technologies AG	228,475	4,816,954
SAP SE	197,580	20,608,245

		25,425,199
JAPAN — 5.17%
Canon Inc.	222,000	7,539,623
FUJIFILM Holdings Corp.	92,500	3,325,917
Fujitsu Ltd.	370,000	2,725,935
Hirose Electric Co. Ltd.	5,355	763,502
Hitachi Ltd.	925,000	5,675,463
Keyence Corp.	16,920	7,429,982
Konica Minolta Inc.	129,500	1,074,172
Kyocera Corp.	74,000	4,284,834
Murata Manufacturing Co. Ltd.	40,900	6,213,626
NEC Corp.	528,000	1,400,356
Nintendo Co. Ltd.	23,200	7,780,135

Security	Shares	Value
NTT Data Corp.	125,500	$1,396,182
Omron Corp.	42,100	1,826,606
Ricoh Co. Ltd.	185,000	1,633,321
Rohm Co. Ltd.	18,500	1,420,924
TDK Corp.	24,300	1,598,229
Tokyo Electron Ltd.	37,000	4,992,168
Yahoo Japan Corp.	333,000	1,449,244

		62,530,219
NETHERLANDS — 1.03%
ASML Holding NV	88,245	11,483,918
Gemalto NVb	17,020	1,020,109

		12,504,027
SOUTH KOREA — 4.51%
NAVER Corp.	5,920	4,335,935
Samsung Electronics Co. Ltd.	20,905	43,430,656
SK Hynix Inc.	116,365	6,854,871

		54,621,462
SPAIN — 0.43%
Amadeus IT Group SA	88,060	5,257,868

		5,257,868
SWEDEN — 0.57%
Hexagon AB Class B	52,170	2,477,202
Telefonaktiebolaget LM Ericsson Class B	609,575	4,354,340

		6,831,542
TAIWAN — 3.59%
Hon Hai Precision Industry Co. Ltd.	3,145,473	12,097,973
Largan Precision Co. Ltd.	18,000	2,869,822
MediaTek Inc.	370,000	3,168,475
Taiwan Semiconductor Manufacturing Co. Ltd.	3,700,600	25,364,073

		43,500,343
UNITED KINGDOM — 0.16%
Sage Group PLC (The)	222,370	1,987,270

		1,987,270
UNITED STATES — 76.86%
Accenture PLC Class A	124,690	15,421,659
Activision Blizzard Inc.	139,675	8,041,090
Adobe Systems Inc.[a]	99,900	14,129,856
Advanced Micro Devices Inc.[a,b]	157,250	1,962,480
Akamai Technologies Inc.[a]	34,780	1,732,392

150

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TECH ETF

June 30, 2017

Security	Shares	Value
Alliance Data Systems Corp.	11,285	$2,896,747
Alphabet Inc. Class Aa	60,125	55,897,010
Alphabet Inc. Class Ca	59,755	54,301,161
Amphenol Corp. Class A	61,605	4,547,681
Analog Devices Inc.	74,000	5,757,200
ANSYS Inc.[a]	16,835	2,048,483
Apple Inc.	1,049,505	151,149,710
Applied Materials Inc.	217,375	8,979,761
Autodesk Inc.[a]	39,405	3,972,812
Automatic Data Processing Inc.	89,725	9,193,224
Broadcom Ltd.	80,845	18,840,927
CA Inc.	61,975	2,136,278
Cisco Systems Inc.	1,003,625	31,413,463
Citrix Systems Inc.[a]	30,895	2,458,624
Cognizant Technology Solutions Corp. Class A	119,325	7,923,180
Corning Inc.	186,295	5,598,165
CSRA Inc.	29,366	932,371
DXC Technology Co.	57,165	4,385,699
eBay Inc.[a]	202,945	7,086,839
Electronic Arts Inc.[a]	62,530	6,610,672
F5 Networks Inc.[a]	13,135	1,668,933
Facebook Inc. Class Aa	475,450	71,783,441
Fidelity National Information Services Inc.	66,230	5,656,042
Fiserv Inc.[a]	42,920	5,250,833
FLIR Systems Inc.	27,380	948,991
Gartner Inc.[a]	18,130	2,239,236
Global Payments Inc.	30,710	2,773,727
Harris Corp.	24,790	2,704,093
Hewlett Packard Enterprise Co.	334,295	5,545,954
HP Inc.	339,475	5,934,023
Intel Corp.	946,275	31,927,318
International Business Machines Corp.	171,680	26,409,534
Intuit Inc.	48,840	6,486,440
Juniper Networks Inc.	76,590	2,135,329
KLA-Tencor Corp.	31,635	2,894,919
Lam Research Corp.	32,745	4,631,125
MasterCard Inc. Class A	188,885	22,940,083
Microchip Technology Inc.	46,620	3,598,132
Micron Technology Inc.[a]	210,160	6,275,378
Microsoft Corp.	1,553,445	107,078,964
Motorola Solutions Inc.	32,930	2,856,348
NetApp Inc.	54,575	2,185,729
NVIDIA Corp.	120,065	17,356,596
Oracle Corp.	603,285	30,248,710

Security	Shares	Value
Paychex Inc.	63,640	$3,623,662
PayPal Holdings Inc.[a]	224,775	12,063,674
Qorvo Inc.[a]	25,715	1,628,274
QUALCOMM Inc.	297,110	16,406,414
Red Hat Inc.[a]	36,075	3,454,181
salesforce.com Inc.[a]	134,865	11,679,309
Seagate Technology PLC	59,570	2,308,338
Skyworks Solutions Inc.	37,000	3,550,150
Symantec Corp.	123,395	3,485,909
Synopsys Inc.[a]	30,340	2,212,696
TE Connectivity Ltd.	71,410	5,618,539
Texas Instruments Inc.	200,355	15,413,310
Total System Services Inc.	33,300	1,939,725
VeriSign Inc.[a,b]	17,945	1,668,167
Visa Inc. Class A	371,850	34,872,093
Western Digital Corp.	58,645	5,195,947
Western Union Co. (The)	96,200	1,832,610
Xerox Corp.	42,226	1,213,153
Xilinx Inc.	49,765	3,200,885

		930,314,398

TOTAL COMMON STOCKS (Cost: $873,977,100)		1,207,975,294

SHORT-TERM INVESTMENTS — 0.46%

MONEY MARKET FUNDS — 0.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	4,852,322	4,853,777
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	767,132	767,132

		5,620,909

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,620,707)		5,620,909

TOTAL INVESTMENTS IN SECURITIES — 100.26% (Cost: $879,597,807)[f]		1,213,596,203
Other Assets, Less Liabilities — (0.26)%		(3,200,019)

NET ASSETS — 100.00%		$1,210,396,184

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $888,026,092. Net unrealized appreciation was $325,570,111, of which $362,458,900 represented gross unrealized appreciation on securities and $36,888,789 represented gross unrealized depreciation on securities.

151

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TECH ETF

June 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,207,975,294	$—	$—	$1,207,975,294
Money market funds	5,620,909	—	—	5,620,909

Total	$1,213,596,203	$—	$—	$1,213,596,203

152

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TELECOM ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.17%

AUSTRALIA — 3.21%
Telstra Corp. Ltd.	3,071,123	$10,129,531

		10,129,531
BELGIUM — 0.42%
Proximus SADP	38,253	1,336,370

		1,336,370
CANADA — 6.39%
BCE Inc.	232,314	10,446,707
Rogers Communications Inc. Class B	93,260	4,398,379
TELUS Corp.	154,168	5,314,623

		20,159,709
CHINA — 4.80%
China Mobile Ltd.	1,425,000	15,123,552

		15,123,552
DENMARK — 0.39%
TDC A/S	213,969	1,242,693

		1,242,693
FRANCE — 2.99%
Orange SA	595,473	9,433,626

		9,433,626
GERMANY — 4.73%
Deutsche Telekom AG Registered	831,813	14,913,946

		14,913,946
ITALY — 0.86%
Telecom Italia SpA/Milano[a]	2,942,385	2,711,597

		2,711,597
JAPAN — 17.39%
KDDI Corp.	470,800	12,465,557
Nippon Telegraph & Telephone Corp.	317,000	14,981,043
NTT DOCOMO Inc.	353,100	8,334,116
SoftBank Group Corp.	235,600	19,074,877

		54,855,593
MEXICO — 1.58%
America Movil SAB de CV	6,162,493	4,970,919

		4,970,919
NETHERLANDS — 1.13%
Koninklijke KPN NV	1,115,848	3,564,778

		3,564,778

Security	Shares	Value
NORWAY — 0.95%
Telenor ASA	181,122	$2,994,681

		2,994,681
SINGAPORE — 1.86%
Singapore Telecommunications Ltd.	2,076,950	5,867,985

		5,867,985
SPAIN — 3.70%
Telefonica SA	1,133,060	11,679,912

		11,679,912
SWEDEN — 1.63%
Millicom International Cellular SA SDR	16,183	954,723
Tele2 AB Class B	87,018	909,946
Telia Co. AB	714,435	3,285,645

		5,150,314
SWITZERLAND — 1.02%
Swisscom AG Registered	6,647	3,211,577

		3,211,577
TAIWAN — 1.07%
Chunghwa Telecom Co. Ltd. ADR	96,044	3,382,670

		3,382,670
UNITED KINGDOM — 8.84%
BT Group PLC	2,262,394	8,661,922
Vodafone Group PLC	6,798,325	19,228,804

		27,890,726
UNITED STATES — 36.21%
AT&T Inc.	1,578,475	59,555,862
CenturyLink Inc.	142,008	3,391,151
Level 3 Communications Inc.[a]	76,193	4,518,245
Verizon Communications Inc.	1,046,981	46,758,171

		114,223,429

TOTAL COMMON STOCKS (Cost: $349,455,288)		312,843,608

PREFERRED STOCKS — 0.35%

ITALY — 0.35%
Telecom Italia SpA/Milano, Preference Shares	1,503,739	1,106,233

		1,106,233

TOTAL PREFERRED STOCKS (Cost: $1,582,478)		1,106,233

153

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TELECOM ETF

June 30, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[b,c]	188,950	$188,950

		188,950

TOTAL SHORT-TERM INVESTMENTS (Cost: $188,950)		188,950

TOTAL INVESTMENTS IN SECURITIES — 99.58% (Cost: $351,226,716)[d]		314,138,791
Other Assets, Less Liabilities — 0.42%		1,314,614

NET ASSETS — 100.00%		$315,453,405

ADR  —  American Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $357,245,632. Net unrealized depreciation was $43,106,841, of which $20,130,240 represented gross unrealized appreciation on securities and $63,237,081 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$312,843,608	$—	$—	$312,843,608
Preferred stocks	1,106,233	—	—	1,106,233
Money market funds	188,950	—	—	188,950

Total	$314,138,791	$—	$—	$314,138,791

154

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TIMBER & FORESTRY ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 96.93%

BRAZIL — 7.01%
Fibria Celulose SA ADR	793,070	$8,057,591
Klabin SA Units	2,080,040	10,189,104

		18,246,695
CANADA — 11.50%
Canfor Corp.[a]	509,993	7,692,895
West Fraser Timber Co. Ltd.	470,872	22,254,657

		29,947,552
FINLAND — 8.45%
Stora Enso OYJ Class R	828,073	10,681,827
UPM-Kymmene OYJ	397,245	11,308,821

		21,990,648
HONG KONG — 3.01%
Nine Dragons Paper (Holdings) Ltd.	5,893,000	7,850,841

		7,850,841
IRELAND — 4.29%
Smurfit Kappa Group PLC	359,047	11,161,224

		11,161,224
JAPAN — 10.70%
Nippon Paper Industries Co. Ltd.	411,800	8,433,177
Oji Holdings Corp.	1,988,000	10,262,015
Sumitomo Forestry Co. Ltd.	582,200	9,150,634

		27,845,826
SOUTH AFRICA — 3.50%
Sappi Ltd.	1,371,436	9,115,693

		9,115,693
SWEDEN — 2.24%
Holmen AB Class B	134,545	5,833,519

		5,833,519
UNITED KINGDOM — 4.05%
Mondi PLC	402,783	10,537,141

		10,537,141
UNITED STATES — 42.18%
CatchMark Timber Trust Inc. Class A	273,279	3,107,182
Deltic Timber Corp.	74,479	5,560,602
International Paper Co.	189,570	10,731,558

Security	Shares	Value
KapStone Paper and Packaging Corp.	307,075	$6,334,957
Packaging Corp. of America	105,222	11,720,679
Potlatch Corp.	283,290	12,946,353
Rayonier Inc.	697,149	20,056,977
Sonoco Products Co.	180,624	9,287,686
WestRock Co.	184,742	10,467,482
Weyerhaeuser Co.	584,969	19,596,461

		109,809,937

TOTAL COMMON STOCKS
(Cost: $195,549,133)		252,339,076

PREFERRED STOCKS — 2.59%

BRAZIL — 2.59%
Suzano Papel e Celulose SA Class A, Preference Shares	1,569,100	6,753,299

		6,753,299

TOTAL PREFERRED STOCKS
(Cost: $6,721,009)		6,753,299

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[b,c]	519,453	519,453

		519,453

TOTAL SHORT-TERM INVESTMENTS
(Cost: $519,453)		519,453

TOTAL INVESTMENTS IN SECURITIES — 99.72%
(Cost: $202,789,595)[d]		259,611,828
Other Assets, Less Liabilities — 0.28%		733,908

NET ASSETS — 100.00%		$260,345,736

ADR  —   American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $206,433,491. Net unrealized appreciation was $53,178,337, of which $59,357,242 represented gross unrealized appreciation on securities and $6,178,905 represented gross unrealized depreciation on securities.

155

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TIMBER & FORESTRY ETF

June 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$252,339,076	$—	$—	$252,339,076
Preferred stocks	6,753,299	—	—	6,753,299
Money market funds	519,453	—	—	519,453

Total	$259,611,828	$—	$—	$259,611,828

156

Schedule of Investments (Unaudited)

iSHARES® GLOBAL UTILITIES ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.22%

AUSTRALIA — 1.81%
AGL Energy Ltd.	87,539	$1,712,243
APA Group	147,277	1,035,924

		2,748,167
BRAZIL — 0.46%
CPFL Energia SA ADR	43,849	699,392

		699,392
CANADA — 1.97%
Emera Inc.	28,143	1,044,717
Fortis Inc./Canada	55,381	1,943,687

		2,988,404
CHILE — 0.69%
Enel Americas SA ADR	75,625	713,144
Enel Generacion Chile SA ADR	14,504	328,370

		1,041,514
DENMARK — 0.83%
DONG Energy A/Sa	28,116	1,267,609

		1,267,609
FINLAND — 0.61%
Fortum OYJ	58,945	923,064

		923,064
FRANCE — 4.10%
Electricite de France SAb	55,010	594,916
Engie SA	215,724	3,251,472
Suez	50,544	934,762
Veolia Environnement SA	68,584	1,447,134

		6,228,284
GERMANY — 2.66%
E.ON SE	293,194	2,758,151
RWE AGc	64,340	1,280,166

		4,038,317
HONG KONG — 4.16%
CLP Holdings Ltd.	262,000	2,772,221
Hong Kong & China Gas Co. Ltd.	1,079,503	2,030,001
Power Assets Holdings Ltd.	172,500	1,523,596

		6,325,818
ITALY — 4.53%
Enel SpA	1,029,802	5,513,294
Italgas SpA	67,356	339,711

Security	Shares	Value
Terna Rete Elettrica Nazionale SpA	190,332	$1,025,935

		6,878,940
JAPAN — 3.99%
Chubu Electric Power Co. Inc.	95,900	1,273,859
Kansai Electric Power Co. Inc. (The)	107,500	1,480,086
Kyushu Electric Power Co. Inc.	63,000	764,792
Osaka Gas Co. Ltd.	277,000	1,132,801
Tokyo Gas Co. Ltd.	270,000	1,404,067

		6,055,605
PORTUGAL — 0.70%
EDP – Energias de Portugal SA	326,487	1,066,109

		1,066,109
SOUTH KOREA — 0.81%
Korea Electric Power Corp. ADR	68,818	1,236,659

		1,236,659
SPAIN — 6.40%
Acciona SA	3,747	329,327
Endesa SA	42,200	970,806
Gas Natural SDG SA	48,215	1,126,778
Iberdrola SA	782,321	6,186,151
Red Electrica Corp. SA	53,610	1,118,646

		9,731,708
UNITED KINGDOM — 8.08%
Centrica PLC	728,783	1,895,198
National Grid PLC	480,424	5,939,674
Severn Trent PLC	31,436	890,993
SSE PLC	134,102	2,531,005
United Utilities Group PLC	91,175	1,027,395

		12,284,265
UNITED STATES — 57.42%
AES Corp./VA	87,208	968,881
Alliant Energy Corp.	30,247	1,215,022
Ameren Corp.	32,220	1,761,467
American Electric Power Co. Inc.	65,353	4,540,073
American Water Works Co. Inc.	23,661	1,844,375
CenterPoint Energy Inc.	57,166	1,565,205
CMS Energy Corp.	37,200	1,720,500
Consolidated Edison Inc.	40,619	3,282,828
Dominion Energy Inc.	83,649	6,410,023

157

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL UTILITIES ETF

June 30, 2017

Security	Shares	Value
DTE Energy Co.	23,805	$2,518,331
Duke Energy Corp.	93,046	7,777,715
Edison International	43,280	3,384,063
Entergy Corp.	23,876	1,832,960
Eversource Energy	42,141	2,558,380
Exelon Corp.	122,932	4,434,157
FirstEnergy Corp.	58,817	1,715,104
NextEra Energy Inc.	62,214	8,718,048
NiSource Inc.	43,442	1,101,689
NRG Energy Inc.	41,777	719,400
PG&E Corp.	67,911	4,507,253
Pinnacle West Capital Corp.	14,762	1,257,132
PPL Corp.	90,839	3,511,836
Public Service Enterprise Group Inc.	67,288	2,894,057
SCANA Corp.	18,959	1,270,443
Sempra Energy	33,292	3,753,673
Southern Co. (The)	132,221	6,330,741
WEC Energy Group Inc.	41,936	2,574,032
Xcel Energy Inc.	67,480	3,095,982

		87,263,370

TOTAL COMMON STOCKS
(Cost: $181,745,444)		150,777,225

PREFERRED STOCKS — 0.17%

BRAZIL — 0.17%
Cia. Energetica de Minas Gerais ADR, Preference Shares	111,030	266,472

		266,472

TOTAL PREFERRED STOCKS
(Cost: $784,584)		266,472

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.18%

MONEY MARKET FUNDS — 0.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[d,e,f]	26,597	$26,605
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[d,e]	241,842	241,842

		268,447

TOTAL SHORT-TERM INVESTMENTS
(Cost: $268,450)		268,447

TOTAL INVESTMENTS IN SECURITIES — 99.57%
(Cost: $182,798,478)[g]		151,312,144
Other Assets, Less Liabilities — 0.43%		654,000

NET ASSETS — 100.00%		$151,966,144

ADR   —  American Depositary Receipts

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $187,667,135. Net unrealized depreciation was $36,354,991, of which $5,414,475 represented gross unrealized appreciation on securities and $41,769,466 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$150,777,225	$—	$—	$150,777,225
Preferred stocks	266,472	—	—	266,472
Money market funds	268,447	—	—	268,447

Total	$151,312,144	$—	$—	$151,312,144

158

Schedule of Investments (Unaudited)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 100.82%

ALABAMA — 0.32%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/17		$175	$176,232
Alabama Water Pollution Control Authority RB Series B
2.50%, 08/15/17		150	150,309
City of Huntsville AL GO Series A
4.00%, 09/01/17		290	291,560

			618,101
ALASKA — 4.47%
Alaska Housing Finance Corp. RB Series A
0.87%, 12/01/30	(Call 07/06/17)	7,800	7,800,000
Municipality of Anchorage AK GO
Series A
4.25%, 08/01/17		100	100,299
Series B
5.00%, 09/01/17	(NPFGC)	125	125,890
Series D
4.25%, 08/01/17	(AMBAC)	100	100,299
State of Alaska GO Series A
5.00%, 08/01/17		570	572,018

			8,698,506
ARIZONA — 4.43%
Arizona Department of Transportation State Highway Fund Revenue RB Series A
5.00%, 07/01/17		185	185,022
Arizona State University RB Series A
4.00%, 07/01/17		130	130,012
Arizona Transportation Board RB
5.00%, 07/01/17		1,055	1,055,126
Series A
4.00%, 07/01/17		150	150,013
City of Chandler AZ GO
3.00%, 07/01/17		100	100,006

Security		Principal (000s)	Value
City of Glendale AZ GOL
4.00%, 07/01/17		$100	$100,008
City of Glendale AZ Water & Sewer Revenue RB
5.00%, 07/01/17	(NPFGC)	100	100,012
City of Mesa AZ RB
5.00%, 07/01/17		100	100,012
City of Mesa AZ Utility System Revenue RB
4.00%, 07/01/17	(AGM)	100	100,009
5.25%, 07/01/17	(NPFGC)	65	65,008
5.25%, 07/01/17	(ETM) (NPFGC)	40	40,005
5.25%, 07/01/17	(ETM) (NPFGC-FGIC)	90	90,012
City of Phoenix AZ GO Series A
5.00%, 07/01/17		480	480,058
City of Phoenix AZ GOL Series C
4.00%, 07/01/17		150	150,014
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/17		100	100,006
4.00%, 07/01/17	(NPFGC)	175	175,016
5.00%, 07/01/17		400	400,048
5.50%, 07/01/17		325	325,042
Series A
4.00%, 07/01/17		180	180,016
5.00%, 07/01/17		165	165,020
Series B
5.00%, 07/01/17		325	325,039
Series C
5.00%, 07/01/17		310	310,037
City of Scottsdale AZ Water & Sewer Revenue RB
5.00%, 07/01/17		100	100,012
City of Tempe AZ GO Series C
5.00%, 07/01/17		250	250,030
City of Tempe AZ RB
5.00%, 07/01/17		240	240,029
County of Maricopa AZ COP
5.00%, 07/01/17		250	250,030

159

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
County of Pima AZ Series A
3.00%, 07/01/17		$250	$250,015
County of Pima AZ GO
4.00%, 07/01/17	(AGM)	100	100,009
Maricopa County Community College District GO
4.00%, 07/01/17		525	525,047
Series C
5.00%, 07/01/17		290	290,035
Maricopa County High School District No. 210-Phoenix GO
5.00%, 07/01/17	(NPFGC)	555	555,067
Maricopa County Unified School District No. 11-Peoria GO
3.00%, 07/01/17		100	100,006
Maricopa County Unified School District No. 4 Mesa GO
Series B
4.00%, 07/01/17	(NPFGC)	90	90,008
Series C
4.00%, 07/01/17		170	170,015
Regional Public Transportation Authority RB Series A
5.00%, 07/01/17		100	100,012
Scottsdale Preserve Authority RB
5.00%, 07/01/17		200	200,024
State of Arizona COP
4.00%, 09/01/17		100	100,533
State of Illinois RB
4.50%, 07/01/17	(AGM)	180	180,018
Town of Gilbert AZ GO
5.00%, 07/01/17		110	110,013
University of Arizona RB
5.00%, 07/01/17	(AGM)	195	195,023

			8,631,467
CALIFORNIA — 10.32%
Acalanes Union High School District GO
0.00%, 08/01/17	(NPFGC)	100	99,922
Anaheim Union High School District GO
5.00%, 08/01/17		105	105,381

Security		Principal (000s)	Value
Berkeley Unified School District/CA GO
4.00%, 08/01/17		$150	$150,417
Cabrillo Community College District GO
5.00%, 08/01/17		100	100,363
California State Public Works Board RB
Series A
4.00%, 09/01/17		300	301,635
Series F
5.00%, 09/01/17		200	201,428
City of Cupertino CA COP
2.00%, 07/01/17		100	100,004
City of Los Angeles CA GO Series A
4.00%, 09/01/17		250	251,378
City of Pasadena CA Electric Revenue RB
4.00%, 08/01/17		105	105,293
County of Orange CA Airport Revenue RB Series B
5.00%, 07/01/17		350	350,042
County of Sacramento CA Airport System Revenue RB Series D
3.75%, 07/01/17	(AGM)	380	380,030
East Side Union High School District GO Series B
4.00%, 08/01/17	(AGC)	200	200,558
Eastside Union School District GO Series A
0.00%, 08/01/17	(NPFGC)	250	249,748
Escondido Union School District/CA GO Series B
5.00%, 08/01/17	(NPFGC)	160	160,582
Evergreen School District GO Series A
6.00%, 08/01/17	(AGM)	100	100,442
Fullerton School District GO
4.00%, 08/01/17		145	145,405

160

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Grossmont Union High School District GO
4.00%, 08/01/17		$200	$200,558
Hayward Unified School District GO
4.00%, 08/01/17	(AGM)	100	100,284
Long Beach Unified School District GO Series A
5.00%, 08/01/17		185	185,675
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/17		420	421,529
5.00%, 08/01/32	(PR 08/01/17) (NPFGC)	800	802,952
Series F
5.00%, 08/01/17		75	75,273
Los Angeles Convention & Exhibit Center Authority RB Series A
5.00%, 08/15/17	(ETM)	210	211,115
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 07/01/17		560	560,067
Series B
5.00%, 07/01/17		915	915,110
Los Angeles Department of Water & Power System Revenue RB
Series A
4.13%, 07/01/17		300	300,027
5.00%, 07/01/17		410	410,049
Series A-1
5.00%, 07/01/17	(AMBAC)	270	270,032
Los Angeles Unified School District/CA GO
Series A-1
4.00%, 07/01/17		570	570,051
5.50%, 07/01/17	(FGIC)	135	135,018
Series B
4.00%, 07/01/17	(AMBAC)	150	150,014
Series C
2.00%, 07/01/17		500	500,020
4.00%, 07/01/17	(AGM)	100	100,009

Security		Principal (000s)	Value
Series I
5.00%, 07/01/17		$100	$100,012
Series J
5.00%, 07/01/17		150	150,018
Series KRY
4.00%, 07/01/17		100	100,009
5.00%, 07/01/17		145	145,017
Series KY
5.00%, 07/01/17		320	320,038
M-S-R Public Power Agency RB Series L
5.00%, 07/01/17	(AGM)	100	100,011
Metropolitan Water District of Southern California RB
5.00%, 07/01/17		335	335,040
Series C
4.00%, 07/01/17		135	135,012
Series E
4.00%, 07/01/17		100	100,009
Milpitas Redevelopment Agency Successor Agency TA
4.00%, 09/01/17		75	75,399
Mount San Antonio Community College District GO
0.00%, 08/01/17	(ETM) (NPFGC)	100	99,929
New Haven Unified School District GO
4.00%, 08/01/17		150	150,413
Oak Grove School District GO Series B
4.00%, 08/01/17		125	125,346
Sacramento Municipal Utility District RB
Series U
3.63%, 08/15/17	(AGM)	220	220,788
5.00%, 08/15/17	(AGM)	655	658,465
San Diego Community College District GO
4.00%, 08/01/17		400	401,112
San Diego County Regional Airport Authority RB Series A
5.00%, 07/01/17		200	200,022

161

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
San Diego Public Facilities Financing Authority Water Revenue RB Series A
5.00%, 08/01/17	(ETM)	$285	$286,037
San Diego Unified School District/CA GO Series D-1
5.50%, 07/01/17	(NPFGC)	365	365,048
San Francisco Bay Area Rapid Transit District GO Series C
3.00%, 08/01/17		225	225,439
San Francisco Bay Area Rapid Transit District RB Series A
4.00%, 07/01/17		100	100,009
San Juan Unified School District GO Series B
2.00%, 08/01/17		150	150,159
San Mateo County Community College District GO
4.00%, 09/01/17		345	346,904
San Mateo Foster City School District/CA GO Series A
2.00%, 08/01/17		175	175,189
Santa Clara Unified School District GO
5.00%, 07/01/17		200	200,024
Santa Margarita-Dana Point Authority RB Series 2014A
5.00%, 08/01/17		100	100,365
Santa Monica Community College District GO Series A
5.00%, 08/01/17		245	245,889
Santa Monica-Malibu Unified School District GO
5.25%, 08/01/17		100	100,385
Southern California Public Power Authority RB
5.00%, 07/01/17		460	460,056
Series A
5.00%, 07/01/17		635	635,076

Security		Principal (000s)	Value
Southwestern Community College District GO Series B
5.25%, 08/01/17	(NPFGC)	$220	$220,851
State of California GO
4.00%, 08/01/17		250	250,698
4.00%, 09/01/17		1,065	1,070,825
5.00%, 09/01/17		275	276,966
Series A
4.25%, 07/01/17	(ETM)	30	30,003
5.00%, 07/01/17	(ETM)	1,070	1,070,129
Series B
5.00%, 09/01/17		1,100	1,107,865
West Basin Municipal Water District/CA RB Series A
4.00%, 08/01/17		50	50,136
West Contra Costa Unified School District GO
5.00%, 08/01/17	(AGC)	100	100,360
West Valley-Mission Community College District GO Series A
4.00%, 08/01/17		200	200,560

			20,096,024
COLORADO — 0.31%
City & County of Denver CO GO Series A
5.00%, 08/01/17		200	200,730
City & County of Denver CO RB Series A
5.00%, 09/01/17	(ETM) (AGM)	350	352,485
County of Boulder CO RB
5.00%, 07/15/17		50	50,089

			603,304
CONNECTICUT — 0.85%
City of Danbury CT GO Series B
5.00%, 07/01/17		265	265,032
City of Hartford CT GO Series A
5.25%, 08/15/17	(ETM) (AMBAC)	100	100,555

162

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
City of Stamford CT GO Series B
5.00%, 07/01/17		$300	$300,036
Connecticut State Health & Educational Facility Authority RB Series A
0.80%, 07/01/48	(MT 07/26/17)	100	99,997
State of Connecticut GO Series E
4.00%, 08/15/17		150	150,588
State of Connecticut Special Tax Revenue ST
Series A
4.00%, 08/01/17	(AMBAC)	180	180,481
Series B
5.25%, 07/01/17	(AMBAC)	480	480,057
University of Connecticut RB Series A
4.00%, 08/15/17		75	75,296

			1,652,042
DELAWARE — 1.03%
County of New Castle DE GO
Series A
5.00%, 07/15/17		130	130,231
5.00%, 07/15/17	(ETM)	70	70,124
Series B
5.00%, 07/15/17		130	130,231
Delaware Transportation Authority RB
5.00%, 07/01/17		290	290,035
5.00%, 09/01/17		120	120,848
Series A
5.00%, 07/01/17		580	580,070
State of Delaware GO
Series A
3.00%, 07/01/17		130	130,008
5.00%, 07/01/17		280	280,034
Series B
5.00%, 07/01/17		275	275,033

			2,006,614
FLORIDA — 6.52%
City of West Palm Beach FL Utility System Revenue RB Series C
0.94%, 10/01/38	(Call 07/05/17) (AGC)	2,750	2,750,000

Security		Principal (000s)	Value
County of Hillsborough FL Utility Revenue RB Series A
4.00%, 08/01/17		$245	$245,666
County of Miami-Dade FL GO
5.00%, 07/01/17		120	120,014
Series B
5.00%, 07/01/17		100	100,012
County of Miami-Dade FL RB
4.50%, 08/01/17	(NPFGC)	100	100,313
5.00%, 08/01/17	(NPFGC)	275	275,979
County of Miami-Dade FL Transit System RB
4.00%, 07/01/17		140	140,013
5.00%, 07/01/17		200	200,024
5.00%, 07/01/17	(AGM)	225	225,027
Series A
3.00%, 07/01/17		100	100,006
County of Palm Beach FL GO
5.00%, 08/01/17		290	291,061
Florida Department of Environmental Protection RB
5.00%, 07/01/17		125	125,015
5.00%, 07/01/17	(AGC)	195	195,023
Series A
3.25%, 07/01/17		180	180,013
4.00%, 07/01/17		200	200,018
Series B
5.00%, 07/01/17		115	115,014
5.25%, 07/01/17		285	285,034
Florida Department of Management Services COP Series A
5.00%, 08/01/17		500	501,815
Florida Housing Finance Corp. RB
0.93%, 12/15/41	(Call 07/15/17)	1,245	1,245,000
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/17		845	845,102
Series B
5.00%, 07/01/17		500	500,060
Series C
5.00%, 07/01/17		350	350,042

163

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Lee County School Board COP
5.00%, 08/01/17		$200	$200,716
Series B
5.00%, 08/01/17		300	301,074
Miami-Dade County Expressway Authority RB Series A
5.00%, 07/01/17		100	100,012
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/17		175	175,021
Palm Beach County School District COP
Series B
3.00%, 08/01/17		100	100,186
5.00%, 08/01/17		150	150,537
School Board of Miami-Dade County (The) COP Series A
5.00%, 08/01/17	(AMBAC)	100	100,357
State of Florida GO
5.00%, 07/01/17		435	435,052
Series A
5.00%, 07/01/17		340	340,041
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/17		545	545,065
5.00%, 07/01/17	(AMBAC)	130	130,016
Series B
5.00%, 07/01/17		260	260,031
Series C
5.00%, 07/01/17		430	430,052
Series E
5.00%, 07/01/17		225	225,027
Volusia County School Board COP
5.00%, 08/01/17		125	125,446

			12,708,884
GEORGIA — 2.67%
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/17		140	140,014
Gwinnett County Water & Sewerage Authority RB Series A
4.00%, 08/01/17	(GTD)	450	451,247

Security		Principal (000s)	Value
Metropolitan Atlanta Rapid Transit Authority RB Series A
5.00%, 07/01/17	(NPFGC)	$315	$315,038
State of Georgia GO
Series A
5.00%, 07/01/17		445	445,053
Series B
5.00%, 07/01/17		100	100,012
Series D
5.00%, 07/01/17		400	400,048
Series E
5.00%, 08/01/19	(PR 08/01/17)	850	853,077
5.00%, 08/01/21	(PR 08/01/17)	950	953,439
Series I
5.00%, 07/01/17		660	660,079
Series J-1
4.00%, 07/01/17		875	875,079

			5,193,086
HAWAII — 0.91%
City & County of Honolulu HI GO
Series A
4.00%, 08/01/17	(ETM)	50	50,136
Series A-2016
4.00%, 08/01/17		40	40,109
4.00%, 08/01/17	(ETM)	35	35,096
Series B
2.50%, 08/01/17		100	100,149
5.00%, 08/01/17		275	276,004
Series F
5.00%, 09/01/17		115	115,823
City & County of Honolulu HI Wastewater System Revenue RB
Series A
2.00%, 07/01/17		100	100,003
3.25%, 07/01/17		100	100,007
4.25%, 07/01/17	(NPFGC)	150	150,015
5.00%, 07/01/17		125	125,015
State of Hawaii GO
Series DN
5.00%, 08/01/17		250	250,912
Series DO
5.00%, 08/01/17		200	200,730

164

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
State of Hawaii State Highway Fund RB
5.50%, 07/01/17		$220	$220,029

			1,764,028
IDAHO — 0.05%
Ada & Canyon Counties Joint School District No. 2 Meridian GO Series 2010
3.00%, 07/30/17		100	100,175

			100,175
ILLINOIS — 1.08%
Illinois Finance Authority RB
Series B
5.00%, 07/01/17		225	225,027
5.00%, 07/01/17	(ETM)	10	10,001
Series D
0.86%, 12/01/46	(Call 06/30/17)	1,000	1,000,000
Regional Transportation Authority RB
Series A
5.00%, 07/01/17		150	150,018
6.00%, 07/01/17	(NPFGC)	200	200,028
State of Illinois GO
5.00%, 08/01/17		475	476,221
First Series
5.50%, 08/01/17	(NPFGC)	35	35,124

			2,096,419
INDIANA — 0.66%
Indiana Finance Authority RB Series C
5.00%, 07/01/17		50	50,006
Indiana University RB Series V-1
3.00%, 08/01/17		275	275,528
Purdue University RB
Series BB-1
4.00%, 07/01/17		105	105,009
Series Y
5.00%, 07/01/17		200	200,024
Series Z-1
5.00%, 07/01/17		655	655,079

			1,285,646

Security		Principal (000s)	Value
IOWA — 0.34%
Iowa Finance Authority RB
4.25%, 08/01/17	(ETM)	$250	$250,743
5.00%, 08/01/17		250	250,912
Series A
4.00%, 08/01/17		155	155,432

			657,087
KANSAS — 0.14%
Sedgwick County Unified School District No. 259 Wichita GO
5.00%, 09/01/17	(NPFGC)	200	201,428
State of Kansas Department of Transportation RB Series A
5.00%, 09/01/17		75	75,536

			276,964
KENTUCKY — 0.54%
Kentucky Asset Liability Commission RB First Series
5.00%, 09/01/17	(NPFGC)	400	402,796
Kentucky Public Transportation Infrastructure Authority RB Series A
3.00%, 07/01/17		50	50,002
Kentucky State Property & Building Commission RB Series A
5.00%, 08/01/17		150	150,537
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/17		450	450,054

			1,053,389
LOUISIANA — 0.29%
State of Louisiana GO Series C
5.00%, 07/15/17		565	565,994

			565,994
MAINE — 0.44%
Maine Turnpike Authority RB
5.00%, 07/01/17		500	500,060
5.00%, 07/01/17	(AGM)	100	100,012
5.25%, 07/01/37	(PR 07/01/17) (AMBAC)	250	250,030

			850,102

165

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
MARYLAND — 3.60%
City of Baltimore MD RB Series D
5.00%, 07/01/17	(AMBAC)	$150	$150,018
City of Frederick MD GO
5.00%, 09/01/17		100	100,719
County of Baltimore MD GO
5.00%, 08/01/17		345	346,259
Series B
5.00%, 08/01/17		500	501,825
County of Frederick MD GO Series B
4.00%, 08/01/17		100	100,279
County of Howard MD GO Series B
5.00%, 08/15/17		365	366,931
County of Montgomery MD GO
Series A
5.00%, 07/01/17		300	300,036
5.00%, 08/01/17		200	200,730
County of Montgomery MD GOL Series A
5.00%, 08/01/17		150	150,548
County of Prince George’s MD GOL
Series A
5.00%, 07/15/22	(PR 07/15/17)	350	350,616
Series B
5.00%, 07/15/17		200	200,354
Series C
5.00%, 08/01/17		200	200,730
Maryland State Transportation Authority RB
5.00%, 07/01/17		300	300,036
Series A
4.00%, 07/01/17		380	380,034
5.00%, 07/01/17		100	100,012
State of Maryland Department of Transportation RB Second Series
4.00%, 09/01/17		115	115,624
State of Maryland GO
Second Series
5.00%, 07/15/17		475	475,841
5.00%, 08/01/17		485	486,770

Security		Principal (000s)	Value
Second Series A
3.00%, 08/15/17		$100	$100,273
Second Series B
5.00%, 08/01/17		725	727,646
5.25%, 08/15/17		360	362,016
Series A
5.00%, 08/15/23	(PR 08/15/17)	250	251,325
Series B
4.50%, 08/01/17		750	752,415

			7,021,037
MASSACHUSETTS — 8.01%
Commonwealth of Massachusetts GO
Series A
4.00%, 09/01/17		100	100,545
Series C
5.25%, 08/01/17		425	426,640
Commonwealth of Massachusetts GOL
Series 7
4.00%, 07/01/17		255	255,023
Series A
4.00%, 08/01/17		300	300,834
5.00%, 08/01/17		450	451,638
Series B
3.00%, 07/01/17		100	100,006
3.00%, 08/01/17		180	180,347
4.00%, 08/01/17		250	250,695
5.00%, 07/01/17		400	400,048
5.00%, 08/01/17		350	351,274
Series C
4.13%, 08/01/17	(AGM)	120	120,347
5.00%, 08/01/37	(PR 08/01/17) (AMBAC)	450	451,615
Series D
5.50%, 08/01/17		215	215,875
Massachusetts Bay Transportation Authority RB
Series A
3.00%, 07/01/17		100	100,006
Series B
5.00%, 07/01/17		175	175,021
5.25%, 07/01/17		1,155	1,155,142
Series C
5.50%, 07/01/17		990	990,129
5.50%, 07/01/17	(ETM)	205	205,027

166

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Series D
5.00%, 07/01/17	(ETM)	$500	$500,060
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/17		500	501,825
Series 12
5.25%, 08/01/17		950	953,667
Series 14
3.50%, 08/01/17		100	100,236
5.00%, 08/01/17		245	245,894
Series A
5.25%, 08/01/17		485	486,872
Massachusetts Health & Educational Facilities Authority RB
0.90%, 07/01/27	(Call 07/03/17)	4,000	4,000,000
5.38%, 07/01/17		450	450,058
Massachusetts Municipal Wholesale Electric Co. RB
5.00%, 07/01/17		100	100,012
Massachusetts Port Authority RB
Series B
4.50%, 07/01/17	(AGM)	100	100,010
Series D
5.00%, 07/01/17	(AGM)	140	140,017
Massachusetts School Building Authority RB Series B
4.00%, 08/15/17		835	838,382
Massachusetts Water Resources Authority RB
Series J
5.25%, 08/01/17	(AGM)	840	843,259
5.25%, 08/01/17	(ETM) (AGM)	120	120,460

			15,610,964
MICHIGAN — 0.80%
Michigan Finance Authority RB Series A
5.00%, 07/01/17		1,465	1,465,176
Michigan State University RB Series A
4.00%, 08/15/17		100	100,403

			1,565,579

Security		Principal (000s)	Value
MINNESOTA — 1.41%
State of Minnesota GO
5.00%, 08/01/17		$905	$908,285
5.00%, 08/01/17	(ETM)	5	5,018
Series A
5.00%, 08/01/17		175	175,635
Series B
5.00%, 08/01/17		275	275,998
Series C
5.00%, 08/01/17		235	235,853
Series D
3.00%, 08/01/17		200	200,382
4.00%, 08/01/17		100	100,277
5.00%, 08/01/17		465	466,689
Series F
4.00%, 08/01/17		375	376,039

			2,744,176
MISSISSIPPI — 1.54%
Mississippi Business Finance Corp. RB Series K
1.00%, 11/01/35	(Call 07/03/17)	2,900	2,900,000
Mississippi Development Bank RB Series C
5.00%, 08/01/17		100	100,357

			3,000,357
MISSOURI — 0.20%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/17		245	245,029
5.00%, 07/01/17	(ETM)	5	5,001
Series B
5.00%, 07/01/17		150	150,018

			400,048
NEBRASKA — 0.08%
Nebraska Public Power District RB
4.00%, 07/01/17		150	150,014

			150,014
NEVADA — 0.95%
County of Clark Department of Aviation RB
5.00%, 07/01/17		300	300,036

167

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Series D
5.00%, 07/01/17		$505	$505,061
County of Clark NV RB
5.00%, 07/01/17		500	500,060
5.00%, 07/01/17	(AMBAC)	250	250,030
Series B
3.00%, 07/01/17		150	150,009
State of Nevada GOL
4.00%, 08/01/17		150	150,415

			1,855,611
NEW HAMPSHIRE — 0.61%
New Hampshire Municipal Bond Bank RB
Series A
4.00%, 08/15/17		150	150,599
5.00%, 08/15/17		475	477,527
State of New Hampshire GO Series A
5.00%, 07/01/17		200	200,024
State of New Hampshire RB
5.00%, 09/01/17		350	352,450

			1,180,600
NEW JERSEY — 0.77%
Camden County Municipal Utilities Authority RB
5.25%, 07/15/17	(GTD)	100	100,184
New Jersey Economic Development Authority RB Series GG
5.00%, 09/01/17	(ETM) (SAP)	40	40,283
New Jersey Educational Facilities Authority RB Series F
4.50%, 07/01/17		250	250,025
State of New Jersey GO
5.00%, 08/01/17		100	100,358
Series H
5.25%, 07/01/17		125	125,015
Series L
5.25%, 07/15/17	(AMBAC)	380	380,699
Series N
5.50%, 07/15/17	(NPFGC)	400	400,788

Security		Principal (000s)	Value
Series Q
5.00%, 08/15/17		$100	$100,518

			1,497,870
NEW MEXICO — 1.25%
Albuquerque Municipal School District No. 12 GO Series A
4.00%, 08/01/17	(SAW)	225	225,623
City of Albuquerque NM GO Series A
4.00%, 07/01/17		100	100,009
City of Albuquerque NM RB Series B
5.00%, 07/01/17		150	150,018
County of Santa Fe NM GO
4.00%, 07/01/17		100	100,009
Santa Fe Public School District GO
5.00%, 08/01/17	(SAW)	250	250,907
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/17		1,275	1,275,153
Series A-2
5.00%, 07/01/17		175	175,021
Series B
5.00%, 07/01/17		150	150,017

			2,426,757
NEW YORK — 15.64%
Brooklyn Arena Local Development Corp. RB Series A
5.00%, 07/15/17		100	100,163
City of Albany NY GOL Series A
2.00%, 07/01/17		100	100,003
City of New York NY GO
Series 1
5.00%, 08/01/17		45	45,160
5.00%, 08/01/17	(ETM)	5	5,018
Series A
3.00%, 08/01/17		100	100,184
Series A-1
4.00%, 08/01/17		115	115,309

168

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
4.00%, 08/15/17		$250	$250,975
4.20%, 08/01/17		210	210,603
5.00%, 08/01/17		835	837,964
Series B
4.00%, 08/01/17		250	250,672
5.00%, 08/01/17		2,220	2,227,880
Series C
3.00%, 08/01/17		100	100,184
4.00%, 08/01/17		250	250,673
5.00%, 08/01/17		835	837,965
5.25%, 08/01/17		100	100,377
Series E
4.00%, 08/01/17		555	556,493
5.00%, 08/01/17		1,280	1,284,544
Series F
5.00%, 08/01/17		200	200,710
Series G
4.00%, 08/01/17		540	541,453
5.00%, 08/01/17		100	100,355
Series H
4.00%, 08/01/17		200	200,538
Series I
5.00%, 08/01/17		600	602,130
Series I-1
4.00%, 08/01/17		120	120,323
5.00%, 08/01/17		650	652,307
Series J-1
5.00%, 08/01/17		585	587,077
Metropolitan Transportation Authority RB Series A
5.50%, 07/01/17	(SAP)	345	345,045
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/17	(SAW)	350	350,462
4.50%, 07/15/17	(SAW)	275	275,421
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/17		275	275,990
5.00%, 08/01/17	(ETM)	20	20,072
Series A-1
5.00%, 08/01/17		450	451,620

Security		Principal (000s)	Value
Series A-3
4.00%, 08/01/17	(ETM)	$335	$335,911
New York City Trust for Cultural Resources RB Series D
4.00%, 08/01/17	(ETM)	250	250,680
New York City Water & Sewer System RB Series BB
0.87%, 06/15/36	(Call 06/30/17)	6,000	6,000,000
New York State Dormitory Authority RB
4.75%, 07/01/17		100	100,011
5.00%, 07/01/17		510	510,061
Series A
3.00%, 07/01/17		130	130,008
3.10%, 07/01/17		200	200,012
5.00%, 07/01/17		960	960,115
6.00%, 07/01/17	(NPFGC)	100	100,014
Series B
5.00%, 07/01/17	(ETM) (AGC)	105	105,013
New York State Environmental Facilities Corp. RB Series A
5.00%, 08/15/17		225	226,181
New York State Urban Development Corp. RB Series A-3
0.90%, 03/15/33	(Call 06/30/17)	1,285	1,285,000
State of Washington RB Series 148
5.00%, 08/15/17	(AGM)	100	100,526
Triborough Bridge & Tunnel Authority RB Series A
0.89%, 11/01/35	(Call 07/31/17)	8,000	8,000,000
Virginia Public School Authority RB Series 163
2.50%, 07/15/17	(GOI)	50	50,036

			30,451,238
NORTH CAROLINA — 1.00%
City of Charlotte NC GO
5.00%, 08/01/17		845	848,084

169

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

June 30, 2017

Security	Principal (000s)	Value
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/17	$110	$110,013
Series B
4.00%, 07/01/17	100	100,009
5.00%, 07/01/17	200	200,024
County of Guilford NC GO Series A
5.00%, 08/01/17	100	100,365
County of Mecklenburg NC GO
Series A
4.00%, 08/01/17	100	100,279
5.00%, 08/01/17	495	496,807

		1,955,581
OHIO — 1.87%
City of Columbus OH GO
Series 2012-3
5.00%, 08/15/17	635	638,359
Series A
5.00%, 07/01/17	115	115,014
5.00%, 08/15/17	75	75,397
Miami University/Oxford OH RB
4.00%, 09/01/17	100	100,509
State of Ohio Department of Administration COP
5.00%, 09/01/17	605	609,247
State of Ohio GO
Series B
5.00%, 08/01/17	680	682,475
Series C
5.00%, 08/01/17	1,410	1,415,132

		3,636,133
OKLAHOMA — 0.99%
Oklahoma Capital Improvement Authority RB
Series A
3.25%, 07/01/17	100	100,007
4.00%, 07/01/17	375	375,033
Series B
4.00%, 07/01/17	255	255,023
Oklahoma City Water Utilities Trust RB
4.00%, 07/01/17	100	100,009

Security	Principal (000s)	Value
Oklahoma County Independent School District No. 12 Edmond GO
1.50%, 08/01/17	$150	$150,096
2.50%, 08/01/17	65	65,097
Oklahoma County Independent School District No. 89 Oklahoma City GO
3.00%, 07/01/17	(ETM)	100	100,006
Oklahoma Department of Transportation RB
5.00%, 09/01/17	100	100,680
State of Oklahoma GO
Series A
4.00%, 07/15/17	125	125,169
5.00%, 07/15/17	360	360,641
Tulsa County Independent School District No. 1 Tulsa GO Series B
2.00%, 08/01/17	200	200,200

1,931,961
OREGON — 0.68%
City of Portland OR Sewer System Revenue RB Series A
5.00%, 08/01/17	440	441,610
State of Oregon GO
Series A
5.00%, 08/01/17	365	366,328
Series O
5.00%, 08/01/17	370	371,350
Tri-County Metropolitan Transportation District of Oregon RB Series A
5.00%, 09/01/17	150	151,082

1,330,370
PENNSYLVANIA — 3.29%
City of Philadelphia PA GO Series A
5.25%, 08/01/17	(AGM)	150	150,552
Commonwealth of Pennsylvania GO
First Series
5.00%, 07/01/17	450	450,054
5.00%, 08/15/17	350	351,830

170

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Second Series
5.00%, 07/01/17		$75	$75,009
5.00%, 08/01/20	(PR 08/01/17)	175	175,639
Third Series
5.00%, 07/15/17		600	601,050
5.38%, 07/01/17		500	500,065
5.38%, 07/01/17	(AGM-CR)	920	920,120
Delaware County Authority RB
5.00%, 08/01/17		150	150,535
Delaware Valley Regional Finance Authority RB
5.75%, 07/01/17		450	450,063
Pennsylvania Economic Development Financing Authority RB Series A
5.00%, 07/01/17		1,830	1,830,220
Pennsylvania Higher Educational Facilities Authority RB
3.50%, 08/01/17	(ETM)	150	150,342
5.00%, 08/01/17	(ETM)	285	286,035
5.00%, 09/01/17		125	125,900
Pennsylvania State University RB Series B
5.25%, 08/15/17		100	100,559
Philadelphia Regional Port Authority RB
5.00%, 09/01/17		100	100,701

			6,418,674
RHODE ISLAND — 0.13%
Rhode Island Health & Educational Building Corp. RB
4.00%, 09/01/17		105	105,572
State of Rhode Island GO
5.00%, 08/01/17		150	150,546

			256,118
SOUTH CAROLINA — 0.27%
County of Charleston SC GO Series A
5.50%, 08/01/17		100	100,408
North Charleston Sewer District RB
4.00%, 07/01/17		100	100,009

Security		Principal (000s)	Value
South Carolina Ports Authority RB
5.00%, 07/01/17		$125	$125,015
State of South Carolina GO Series A
5.00%, 07/01/17	(SAW)	200	200,024

			525,456
TENNESSEE — 1.13%
Metropolitan Government of Nashville & Davidson County TN GO
Series A
4.00%, 07/01/17		250	250,023
5.00%, 07/01/17		695	695,083
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/17		250	250,030
Metropolitan Nashville Airport Authority (The) RB Series A
4.13%, 07/01/17	(AGC)	100	100,009
State of Tennessee GO
Series A
4.00%, 08/01/17		695	696,953
Series C
5.00%, 09/01/17		200	201,436

			2,193,534
TEXAS — 7.37%
Austin Independent School District GO
4.00%, 08/01/17		250	250,695
5.00%, 08/01/17	(PSF)	215	215,787
Camino Real Regional Mobility Authority RB
5.00%, 08/15/17		125	125,646
City of Arlington TX GOL Series A
4.00%, 08/15/17		115	115,463
City of Austin TX GOL
5.00%, 09/01/17		100	100,720
City of Carrollton TX GOL
4.00%, 08/15/17		200	200,804

171

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
City of Dallas TX RB
5.00%, 08/15/17	(AGC)	$100	$100,488
City of El Paso TX GOL
5.00%, 08/15/17		100	100,522
City of Houston TX Airport System Revenue RB Series B
5.00%, 07/01/17	(NPFGC)	175	175,021
City of Irving TX Waterworks & Sewer System Revenue RB
5.00%, 08/15/17		650	653,419
City of San Antonio TX GOL
5.00%, 08/01/17		390	391,423
Clear Creek Independent School District GO Series B
3.00%, 02/15/35	(MT 08/14/17)	100	100,237
Corpus Christi Independent School District GO
5.00%, 08/15/17		320	321,683
County of Harris TX GOL Series C
5.00%, 08/15/17		390	392,059
County of Harris TX RB Series A
5.00%, 08/15/17	(NPFGC)	355	356,842
County of Tarrant TX GOL
4.00%, 07/15/17		345	345,466
5.00%, 07/15/17		200	200,354
Del Mar College District GOL
5.00%, 08/15/17		100	100,522
Denton Independent School District GO
4.50%, 08/15/17		50	50,229
4.50%, 08/15/17	(ETM)	75	75,351
El Paso Independent School District GO
5.00%, 08/15/17	(PSF)	200	201,054
Ennis Independent School District GO
5.00%, 08/15/17	(PSF)	125	125,659
Frisco Independent School District GO
3.00%, 08/15/17	(PSF)	280	280,778
5.00%, 08/15/17	(PSF)	100	100,527

Security		Principal (000s)	Value
Hays Consolidated Independent School District GO
4.00%, 08/15/17	(PSF)	$400	$401,624
Houston Independent School District GOL Series A
5.00%, 08/15/17	(PSF)	300	301,596
Keller Independent School District/TX GO
1.50%, 08/15/17	(PSF)	100	100,096
Klein Independent School District GO
Series A
4.00%, 08/01/17		425	426,169
5.00%, 08/01/17	(PSF)	100	100,366
Leander Independent School District GO Series A
0.00%, 08/15/17	(PSF)	50	49,935
Lewisville Independent School District GO
5.00%, 08/15/17		50	50,263
Lone Star College System GOL
Series A
5.00%, 08/15/17		10	10,052
5.00%, 08/15/17	(ETM)	90	90,475
Magnolia Independent School District/TX GO
5.00%, 08/15/17	(PSF)	100	100,531
Mesquite Independent School District GO
4.25%, 08/15/17	(PSF)	130	130,569
4.25%, 08/15/17	(ETM) (PSF)	100	100,430
North East Independent School District/TX GO
5.00%, 08/01/17	(PSF)	140	140,514
Series A
5.00%, 08/01/17	(PSF)	385	386,411
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/17		300	302,148
North Texas Tollway Authority RB
Series A
4.00%, 09/01/17		25	25,135
5.00%, 09/01/17		300	302,124

172

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Northside Independent School District GO
4.00%, 08/15/17	(PSF)	$200	$200,807
Permanent University Fund – Texas A&M University System RB
5.00%, 07/01/17		500	500,060
Series A
5.00%, 07/01/17		100	100,012
Round Rock Independent School District GO
5.00%, 08/01/17		365	366,336
5.00%, 08/01/17	(PSF)	170	170,622
Series A
4.00%, 08/01/17		125	125,351
San Antonio Independent School District/TX GO
5.00%, 08/15/17	(PSF)	290	291,543
Series 2011
4.00%, 08/15/17	(PSF)	150	150,611
South San Antonio Independent School District/TX GO
4.25%, 08/15/17	(PSF)	90	90,391
State of Texas GO
Series A
5.00%, 08/01/17		260	260,934
Series B
5.00%, 08/01/17		100	100,364
Series C
4.00%, 08/01/17		125	125,348
5.25%, 08/01/17		200	200,770
Series D
4.00%, 08/01/17		100	100,278
Series E
4.00%, 08/01/17		340	340,945
Tarrant Regional Water District RB
6.00%, 09/01/17		250	252,205
Texas Tech University RB Series A
5.00%, 08/15/17		450	452,371
Texas Water Development Board RB Series A
5.00%, 07/15/17		385	385,680
University of Texas System (The) RB
Series A
4.00%, 08/15/17		245	245,990
5.00%, 08/15/17		275	276,454

Security		Principal (000s)	Value
Series B
3.00%, 08/15/17		$250	$250,700
5.00%, 08/15/17		290	291,534
5.25%, 08/15/17		390	392,184
Series C
5.00%, 08/15/17		180	180,952
Series D
2.00%, 08/15/17		100	100,153
Series E
5.00%, 08/15/17		100	100,529
Waco Independent School District GO
4.25%, 08/15/17	(PSF)	100	100,434
Wylie Independent School District/TX GO
0.00%, 08/15/17	(PSF)	100	99,869

			14,352,614
UTAH — 1.72%
County of Salt Lake UT RB Series A
5.00%, 08/15/17		125	125,661
Intermountain Power Agency RB Series A
4.00%, 07/01/17		740	740,067
State of Utah GO
Series A
4.00%, 07/01/17		510	510,046
5.00%, 07/01/17		1,615	1,615,194
Series C
5.00%, 07/01/17		360	360,043

			3,351,011
VIRGINIA — 4.40%
City of Alexandria VA GO Series A
5.00%, 07/15/17		50	50,089
City of Fairfax VA GO
2.50%, 07/15/17		100	100,071
City of Richmond VA GO Series C
5.00%, 07/15/17	(SAW)	150	150,264
City of Virginia Beach VA GO Series B
5.00%, 07/15/17		175	175,310

173

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
County of Arlington VA GO
Series C
4.00%, 08/15/17		$100	$100,405
Series D
5.00%, 08/01/17		200	200,732
County of Henrico VA GO
5.00%, 07/15/17		370	370,651
Loudoun County Economic Development Authority RB Series F
0.90%, 02/15/38	(Call 07/03/17)	1,400	1,400,000
Virginia Beach Development Authority RB Series B
5.00%, 08/01/17		100	100,364
Virginia College Building Authority RB
Series A
5.00%, 09/01/17		240	241,714
Series B
4.25%, 09/01/17		100	100,588
5.00%, 09/01/17		1,135	1,143,104
Virginia Public Building Authority RB
Series A
5.00%, 08/01/17		840	843,066
Series B
5.00%, 08/01/17	(SAP)	150	150,547
Series C
5.00%, 08/01/17		100	100,365
Series D
5.00%, 08/01/17		1,225	1,229,471
Virginia Public School Authority RB
5.00%, 08/01/17	(SAW)	350	351,274
Series A
5.00%, 08/01/17		280	281,019
Series B
5.00%, 08/01/17		350	351,274
5.00%, 08/01/17	(SAW)	150	150,546
5.25%, 08/01/17		615	617,368
Series C
5.00%, 08/01/17	(SAW)	125	125,455
Series 2010C
5.00%, 08/01/17	(SAW)	230	230,837

			8,564,514

Security		Principal (000s)	Value
WASHINGTON — 6.26%
City of Seattle WA Water System Revenue RB Series B
4.00%, 08/01/17		$150	$150,416
Energy Northwest RB
Series A
4.00%, 07/01/17	(ETM)	385	385,031
4.50%, 07/01/17	(ETM)	285	285,028
5.00%, 07/01/17		245	245,029
5.00%, 07/01/17	(ETM)	2,495	2,495,299
5.25%, 07/01/17	(ETM) (NPFGC)	275	275,033
Series B
5.00%, 07/01/17	(ETM)	620	620,075
Series C
0.00%, 07/01/17		100	99,997
5.00%, 07/01/17	(ETM)	120	120,014
5.25%, 07/01/17	(ETM) (NPFGC)	140	140,017
Series D
5.00%, 07/01/17	(ETM)	100	100,012
Port of Seattle WA RB
5.50%, 09/01/17	(NPFGC)	150	151,171
Series A
4.00%, 08/01/17		200	200,544
State of Washington COP
5.00%, 07/01/17		195	195,023
Series B
4.50%, 07/01/17		560	560,056
Series D
4.00%, 07/01/17		140	140,013
State of Washington GO
Series 2010-A
5.00%, 08/01/17		125	125,456
Series 2010-C
5.00%, 08/01/17		115	115,420
Series A
5.00%, 07/01/32	(PR 07/01/17)	260	260,031
Series B
5.00%, 07/01/17		100	100,012
5.00%, 07/01/17	(AGM)	200	200,024
Series C
5.50%, 07/01/17		205	205,027

174

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Series R-2007-C
5.00%, 07/01/17		$575	$575,069
Series R-2011-B
5.00%, 07/01/17		315	315,038
Series R-2011-C
5.00%, 07/01/17		1,045	1,045,125
Series R-2012-A
5.00%, 07/01/17		400	400,048
Series R-2013-A
5.00%, 07/01/17		290	290,035
Series R-C
5.00%, 07/01/17		1,405	1,405,169
State of Washington RB
5.00%, 09/01/17		980	986,909

			12,186,121
WEST VIRGINIA — 0.05%
School Building Authority of West Virginia RB
5.00%, 07/01/17		100	100,012

			100,012
WISCONSIN — 1.43%
State of Wisconsin RB
Series 1
4.00%, 07/01/17		400	400,036
5.00%, 07/01/17		100	100,012
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/17		850	850,102
5.00%, 07/01/17	(NPFGC)	195	195,024
Series 2
4.00%, 07/01/17		425	425,038
Series A
5.00%, 07/01/17		75	75,009
WPPI Energy RB
Series 2013-A
4.00%, 07/01/17		310	310,028
Series A
5.00%, 07/01/17	(AGM)	435	435,052

			2,790,301

TOTAL MUNICIPAL BONDS & NOTES (Cost: $196,327,689)			196,354,483

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.24%

MONEY MARKET FUNDS — 0.24%
BlackRock Liquidity Funds: MuniCash
0.70%[a,b]	471	$470,731

		470,731

TOTAL SHORT-TERM INVESTMENTS (Cost: $470,732)		470,731

TOTAL INVESTMENTS IN SECURITIES — 101.06% (Cost: $196,798,421)[c]		196,825,214
Other Assets, Less Liabilities — (1.06)%		(2,073,161)

NET ASSETS — 100.00%		$194,752,053

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MT  —  Mandatory Tender

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

TA  —  Tax Allocation

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. — Financial Guaranty Insurance Co.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $196,798,426. Net unrealized appreciation was $26,788, of which $29,233 represented gross unrealized appreciation on securities and $2,445 represented gross unrealized depreciation on securities.

175

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

June 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$196,354,483	$—	$196,354,483
Money market funds	470,731	—	—	470,731

Total	$470,731	$196,354,483	$—	$196,825,214

176

Schedule of Investments (Unaudited)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 99.01%

ALABAMA — 0.77%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/18		$660	$690,371
Alabama Public School & College Authority RB
Series A
5.00%, 06/01/18		275	285,194
Series C
5.00%, 09/01/18		215	225,038
State of Alabama GO
Series A
5.00%, 08/01/18		50	52,187
Series C
5.00%, 06/01/18		265	274,866

			1,527,656
ALASKA — 0.39%
Alaska Energy Authority RB
Series Sixth
5.00%, 07/01/18		25	25,977
Borough of North Slope AK GO
Series A
4.00%, 06/30/18		100	102,846
5.50%, 06/30/18		120	125,201
Municipality of Anchorage AK GO
Series B
5.00%, 08/01/18		100	104,274
5.00%, 09/01/18		100	104,585
State of Alaska GO
Series A
4.00%, 08/01/18		245	252,617
5.00%, 08/01/18		50	52,093

			767,593
ARIZONA — 4.41%
Arizona Board of Regents COP
Series C
5.00%, 06/01/18		100	103,596
Arizona State University RB
Series A
4.00%, 07/01/18		90	92,734
Series C
6.00%, 07/01/26	(PR 07/01/18)	1,000	1,048,530

Security		Principal (000s)	Value
Arizona Transportation Board RB
5.00%, 07/01/18		$260	$270,564
Series A
5.00%, 07/01/18		125	130,003
City of Chandler AZ GO
3.13%, 07/01/18		30	30,656
City of Chandler AZ RB
4.00%, 07/01/18		100	103,037
City of Mesa AZ GO
5.00%, 07/01/18	(NPFGC)	10	10,399
5.00%, 07/01/18	(ETM) (NPFGC)	35	36,419
City of Mesa AZ Utility System Revenue RB
3.00%, 07/01/18	(AGM)	20	20,402
City of Phoenix AZ GOL
Series C
4.00%, 07/01/18		310	319,635
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/18		1,120	1,165,158
5.25%, 07/01/18	(NPFGC)	300	312,936
5.50%, 07/01/18		140	146,342
5.50%, 07/01/18	(NPFGC)	100	104,089
Series A
4.00%, 07/01/18		185	190,619
5.00%, 07/01/18		280	290,945
City of Scottsdale AZ GO
Series 2008A
4.50%, 07/01/18		100	103,555
City of Scottsdale AZ GOL
3.00%, 07/01/18		345	351,938
4.00%, 07/01/18		100	103,057
City of Scottsdale AZ Water & Sewer Revenue RB
5.00%, 07/01/18		50	52,001
City of Tempe AZ GO
Series A
4.00%, 07/01/18		155	159,659
4.25%, 07/01/18		35	36,139
City of Tempe AZ GOL
Series B
4.00%, 07/01/18		120	123,607
City of Tempe AZ RB
5.00%, 07/01/18		175	181,984

177

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

June 30, 2017

Security	Principal (000s)	Value
City of Tucson AZ Water System Revenue RB
Series A
5.00%, 07/01/18	$85	$88,392
County of Maricopa AZ COP
5.00%, 07/01/18	250	260,005
County of Pima AZ GO
2.00%, 07/01/18	500	505,025
4.00%, 07/01/18	(AGM)	185	190,580
County of Pima AZ RB
4.00%, 07/01/18	215	221,530
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/18	110	114,447
5.00%, 07/01/18	(AGM)	125	130,054
Series B
5.00%, 07/01/18	75	78,032
Maricopa County Community College District GO
4.00%, 07/01/18	405	417,587
Series C
5.00%, 07/01/18	200	208,208
Series D
3.00%, 07/01/18	45	45,950
Maricopa County High School District No. 210-Phoenix GO
Series A
3.00%, 07/01/18	100	101,970
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/18	375	390,161
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/18	145	150,951
State of Arizona COP
5.00%, 09/01/18	100	104,561
University of Arizona RB
Series B
5.00%, 06/01/18	100	103,707
Yavapai County Community College District GOL
4.00%, 07/01/18	100	102,996

8,702,160

Security		Principal (000s)	Value
CALIFORNIA — 16.96%
91 Express Lanes Toll Road RB
5.00%, 08/15/18		$170	$177,759
Anaheim Union High School District GO
5.00%, 08/01/18		295	308,045
Burbank Unified School District GO
Series B
0.00%, 08/01/18	(NPFGC)	115	113,527
Series C
0.00%, 08/01/18	(NPFGC)	350	345,716
Cabrillo Community College District GO
5.00%, 08/01/18		100	104,434
California State Public Works Board RB
5.00%, 06/01/18		150	155,641
5.00%, 09/01/18	(ETM)	250	262,022
Series A
5.00%, 09/01/18		600	628,446
Series F
4.00%, 09/01/18		20	20,716
5.00%, 09/01/18		275	288,038
Series G
5.00%, 09/01/18		75	78,556
Chaffey Community College District GO
Series A
4.00%, 06/01/18		75	77,144
Chaffey Joint Union High School District GO
5.00%, 08/01/18		100	104,434
City & County of San Francisco CA GO
Series A
5.00%, 06/15/18		130	135,144
City of Cupertino CA COP
2.00%, 07/01/18		250	252,765
City of Los Angeles CA GO
Series B
5.00%, 09/01/18		85	89,030

178

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
City of Los Angeles CA Wastewater System Revenue RB
Series A
4.25%, 06/01/18		$120	$123,703
5.00%, 06/01/18		225	233,483
Clovis Unified School District GO Series A
0.00%, 08/01/18	(NPFGC)	150	148,017
County of Sacramento CA Airport System Revenue RB Series D
3.90%, 07/01/18	(AGM)	110	112,996
Desert Sands Unified School District GO
4.00%, 08/01/18		50	51,678
East Bay Municipal Utility District Water System Revenue RB Series B
4.00%, 06/01/18		40	41,139
Eastern Municipal Water District RB Series A
4.00%, 07/01/18		400	412,556
Elsinore Valley Municipal Water District COP
5.38%, 07/01/18	(NPFGC)	200	208,688
Foothill-De Anza Community College District GO
0.00%, 08/01/18	(NPFGC)	55	54,387
Series C
5.25%, 08/01/18	(NPFGC)	70	73,313
Fremont Unified School District/Alameda County CA GO Series B
4.00%, 08/01/18		100	103,355
Grossmont Union High School District GO Series A
5.00%, 08/01/18		100	104,422
Grossmont-Cuyamaca Community College District GO
5.00%, 08/01/18	(AGC)	170	177,424
Huntington Beach Union High School District GO
4.00%, 08/01/18		295	304,897

Security		Principal (000s)	Value
Kern High School District GO
4.00%, 08/01/18		$150	$155,033
Las Virgenes Unified School District GO
Series D
0.00%, 09/01/18	(NPFGC)	200	197,250
Livermore-Amador Valley Water Management Agency RB
5.00%, 08/01/18		100	104,331
Long Beach Unified School District GO Series A
5.00%, 08/01/18		70	73,104
Los Altos Elementary School District GO
3.00%, 08/01/18		100	102,229
5.00%, 08/01/18		120	125,303
Los Angeles Community College District/CA GO
Series C
5.00%, 08/01/18		1,000	1,044,760
Series E-1
4.00%, 08/01/18		200	206,796
Series F-1
4.00%, 08/01/18		80	82,718
5.00%, 08/01/21	(PR 08/01/18)	290	302,754
5.00%, 08/01/33	(PR 08/01/18)	205	214,016
Los Angeles County Metropolitan Transportation Authority RB
4.00%, 07/01/18		225	231,993
Series A
5.00%, 07/01/18		740	770,267
Series B
5.00%, 06/01/18		130	134,893
Los Angeles County Public Works Financing Authority RB Series A
5.00%, 08/01/18		290	302,711
Los Angeles Department of Water & Power System Revenue RB
Series A
3.00%, 07/01/18		250	255,356
4.00%, 07/01/18		135	139,238
5.00%, 07/01/18		560	583,156

179

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Series B
5.00%, 07/01/18		$325	$338,439
Los Angeles Department of Water RB Series B
5.00%, 07/01/18		335	348,715
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/18		970	1,009,809
Series A-1
4.00%, 07/01/18		555	572,249
5.50%, 07/01/18	(FGIC)	280	292,886
Series B
5.00%, 07/01/18		200	208,208
Series C
5.00%, 07/01/18		230	239,439
Series D
5.00%, 07/01/18		90	93,694
Series KRY
5.00%, 07/01/18		665	692,292
M-S-R Public Power Agency RB Series L
5.00%, 07/01/18	(AGM)	125	129,976
Metropolitan Water District of Southern California RB
Series A
5.00%, 07/01/18		230	239,464
Series B
4.00%, 07/01/18		75	77,324
Series C
5.00%, 07/01/18		105	109,321
Series E
4.00%, 07/01/18		50	51,559
Mount San Antonio Community College District GO Series A
5.00%, 09/01/18		350	366,663
Municipal Improvement Corp. of Los Angeles RB Series A
4.10%, 09/01/18	(ETM)	100	103,660
New Haven Unified School District GO
5.00%, 08/01/18	(AGC)	75	78,326
5.00%, 08/01/18	(ETM) (AGC)	50	52,234

Security		Principal (000s)	Value
North Orange County Community College District/CA GO Series A
4.00%, 08/01/18		$175	$180,871
Northern California Power Agency RB Series A
5.00%, 07/01/18		175	182,021
Pasadena Unified School District GO Series A-1
5.00%, 08/01/18		100	104,422
Riverside County Transportation Commission RB Series A
5.00%, 06/01/18		265	274,975
Sacramento Municipal Utility District RB
Series K
5.75%, 07/01/18	(AMBAC)	215	225,430
Series U
5.00%, 08/15/18	(AGM)	95	99,358
Series X
4.00%, 08/15/18		150	155,205
5.00%, 08/15/18		75	78,440
San Diego Community College District GO
5.00%, 08/01/18		285	297,731
San Diego Public Facilities Financing Authority Water Revenue RB
Series A
5.00%, 08/01/18		150	156,651
5.00%, 08/01/18	(ETM)	150	156,667
San Diego Redevelopment Agency Successor Agency TA Series A
4.00%, 09/01/18		250	259,062
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/18	(NPFGC)	140	138,482
Series B
6.05%, 07/01/18	(NPFGC)	125	131,425
Series R-3
5.00%, 07/01/18		290	301,991

180

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
San Francisco Bay Area Rapid Transit District GO
Series C
3.00%, 08/01/18		$255	$260,824
5.00%, 08/01/18		150	156,661
San Francisco Unified School District GO
Series B
5.00%, 06/15/18		100	103,967
Series E
5.00%, 06/15/18		135	140,355
San Jose Evergreen Community College District GO
Series B
5.00%, 09/01/18		50	52,409
5.00%, 09/01/18	(AGM)	100	104,817
San Jose Financing Authority RB Series A
5.00%, 06/01/18		300	311,151
San Juan Unified School District GO
5.00%, 08/01/18		325	339,410
San Mateo County Community College District GO
4.00%, 09/01/18		265	274,553
Series A
0.00%, 09/01/18	(NPFGC)	275	271,628
San Mateo Joint Powers Financing Authority RB
4.00%, 06/15/18		100	102,965
San Mateo Union High School District GO Series A
0.00%, 09/01/18		525	518,563
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/18		150	155,113
Santa Clara Unified School District GO
5.00%, 07/01/18		100	104,104
Santa Monica Community College District GO Series A
4.00%, 08/01/18		100	103,355

Security		Principal (000s)	Value
Simi Valley Unified School District GO
5.00%, 08/01/18		$250	$261,085
Southern California Public Power Authority RB
4.00%, 07/01/18		100	103,108
5.00%, 07/01/18		580	603,803
Series A
3.50%, 07/01/18		100	102,610
4.00%, 07/01/18		175	180,439
5.00%, 07/01/18		600	624,624
State of California GO
4.00%, 09/01/18		365	378,071
4.50%, 08/01/18		315	327,219
5.00%, 08/01/18		920	960,655
5.00%, 09/01/18		2,270	2,377,621
Series A
4.40%, 07/01/18	(ETM)	460	476,054
5.00%, 07/01/18	(ETM)	4,105	4,273,469
Series B
5.00%, 09/01/18		1,225	1,283,077
Tahoe-Truckee Unified School District GO
5.50%, 08/01/18	(NPFGC)	75	78,730
West Valley-Mission Community College District GO Series A
4.00%, 08/01/18		250	258,350
William S Hart Union High School District GO Series C
4.00%, 08/01/18		100	103,300

			33,456,462
COLORADO — 0.34%
City & County of Denver CO GO
5.25%, 08/01/18		145	151,750
Series A
5.00%, 08/01/18		145	151,358
Colorado Water Resources & Power Development Authority RB Series A
4.00%, 09/01/18		60	62,127
Regional Transportation District COP Series A
5.00%, 06/01/18		100	103,565

181

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
University of Colorado RB
5.00%, 06/01/18		$90	$93,353
Series B-1
5.00%, 06/01/18		100	103,726

			665,879
CONNECTICUT — 2.15%
City of Bristol CT GO
4.00%, 07/15/18		60	61,908
City of Stamford CT GO
2.50%, 08/01/18		250	254,090
5.00%, 08/15/18		100	104,535
Connecticut State Health & Educational Facility Authority RB Series A
1.38%, 07/01/35		1,550	1,554,836
State of Connecticut GO
5.00%, 08/01/18		75	78,026
Series B
5.25%, 06/01/18	(AMBAC)	465	482,326
Series C
5.00%, 06/01/18		170	175,899
5.00%, 06/15/18		250	259,020
State of Connecticut RB Series A
5.00%, 06/01/18		150	155,571
State of Connecticut Special Tax Revenue RB
Series A
3.00%, 09/01/18		150	153,012
4.00%, 09/01/18		275	283,704
Series B
5.00%, 08/01/18		100	104,030
State of Connecticut Special Tax Revenue ST Series B
5.25%, 07/01/18	(AMBAC)	100	103,984
Town of Newton CT GO Series B
5.00%, 07/01/18		100	104,063
Town of Watertown CT GO Series B
5.00%, 07/01/18		150	156,003

Security		Principal (000s)	Value
Town of West Hartford CT GO Series A
5.00%, 07/01/18		$100	$104,084
University of Connecticut RB Series A
4.00%, 08/15/18		100	103,190

			4,238,281
DELAWARE — 0.81%
County of New Castle DE GO
Series A
4.00%, 07/15/18		85	87,711
5.00%, 07/15/18		100	104,225
Series B
4.00%, 07/15/18		135	139,306
Delaware Transportation Authority RB
5.00%, 07/01/18		490	509,811
Series A
5.00%, 07/01/18		420	436,981
State of Delaware GO
5.00%, 07/01/18		175	182,128
Series A
3.00%, 07/01/18		75	76,523
5.00%, 08/01/18		50	52,198

			1,588,883
DISTRICT OF COLUMBIA — 0.71%
District of Columbia GO
Series A
5.00%, 06/01/18		555	575,629
Series B
5.25%, 06/01/18	(AMBAC)	415	431,372
Washington Metropolitan Area Transit Authority RB Series A
5.00%, 07/01/18		370	384,845

			1,391,846
FLORIDA — 5.70%
County of Hillsborough FL RB
5.00%, 08/01/18		150	156,578
County of Miami-Dade FL RB
5.25%, 08/01/18	(NPFGC)	50	52,222
County of Miami-Dade FL Transit System RB
5.00%, 07/01/18		145	150,713

182

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Series A
5.00%, 07/01/18	(AGC)	$175	$181,932
County of Palm Beach FL RB
5.00%, 06/01/18		200	207,434
Florida Department of Environmental Protection RB
Series B
5.00%, 07/01/18		380	395,401
5.25%, 07/01/18		510	531,940
Florida Department of Management Services COP Series A
5.00%, 08/01/18		260	271,258
Florida’s Turnpike Enterprise RB
Series A
4.00%, 07/01/18		235	242,137
5.00%, 07/01/18		925	962,505
Series B
5.00%, 07/01/18		250	260,158
Hillsborough County School Board COP
Series A
5.00%, 07/01/18		405	421,042
5.50%, 07/01/18	(NPFGC)	325	339,488
Lake County School Board COP Series A
5.00%, 06/01/18		100	103,463
Lee County School Board COP
5.00%, 08/01/18		180	187,747
Series B
5.00%, 08/01/18		200	208,608
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/18		135	140,237
Series B
5.00%, 07/01/18		100	103,838
Orange County School Board COP Series A
4.00%, 08/01/18		115	118,710
Palm Beach County School District COP
Series 2012C
5.00%, 08/01/18		335	349,137

Security		Principal (000s)	Value
Series B
5.00%, 08/01/18		$215	$224,073
Pasco County School Board COP
5.00%, 08/01/18		100	104,220
Reedy Creek Improvement District GOL Series A
5.00%, 06/01/18		210	217,550
School Board of Miami-Dade County (The) COP Series A
5.00%, 08/01/18	(AMBAC)	400	416,828
School District of Broward County/FL COP Series A
5.00%, 07/01/18		375	389,651
State of Florida GO
Series A
5.00%, 06/01/18		1,315	1,364,128
5.00%, 07/01/18		70	72,844
Series B
4.00%, 06/01/18		120	123,386
5.00%, 06/01/18		755	783,207
5.00%, 07/01/18		305	317,392
Series C
5.00%, 06/01/18		45	46,681
Series D
5.00%, 06/01/18		125	129,670
Series E
5.00%, 06/01/18		350	363,076
State of Florida Lottery Revenue RB
Series A
4.50%, 07/01/18		405	419,317
5.00%, 07/01/18		225	234,072
Series C
5.00%, 07/01/18		135	140,443
Series E
5.00%, 07/01/18		460	478,547
Volusia County School Board COP Series A
5.00%, 08/01/18		35	36,488

			11,246,121

183

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
GEORGIA — 2.49%
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/18		$75	$77,674
Douglasville-Douglas County Water & Sewer Authority RB
5.00%, 06/01/18		40	41,470
Georgia State Road & Tollway Authority RB
Series A
4.00%, 06/01/18		50	51,304
5.00%, 06/01/18		300	310,896
5.00%, 06/01/18	(AGM)	470	487,249
Gwinnett County Water & Sewerage Authority RB
5.00%, 08/01/18	(GTD)	320	334,032
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/18		220	228,895
Series B
4.00%, 07/01/18		135	139,100
State of Georgia GO
Series A
5.00%, 07/01/18		275	286,173
Series B
4.25%, 08/01/18		150	155,365
5.00%, 07/01/18		100	104,063
Series C
5.00%, 07/01/18		600	624,378
Series E
5.00%, 07/01/18		45	46,828
Series E-2
4.00%, 09/01/18		315	326,167
Series I
5.00%, 07/01/18		1,630	1,696,227

			4,909,821
HAWAII — 1.61%
City & County of Honolulu HI GO
Series A
4.00%, 08/01/18		55	56,801
4.00%, 08/01/18	(ETM)	20	20,647

Security		Principal (000s)	Value
Series B
5.00%, 08/01/18		$150	$156,577
City & County of Honolulu HI Wastewater System Revenue RB
Series 2009A
5.00%, 07/01/18		185	192,459
Series A
3.00%, 07/01/18		180	183,674
4.00%, 07/01/18		90	92,733
5.00%, 07/01/18		100	104,032
County of Hawaii HI GO Series B
5.00%, 09/01/18		100	104,669
County of Maui HI GO
5.00%, 06/01/18		100	103,717
Series B
5.00%, 06/01/18		50	51,859
Honolulu City & County Board of Water Supply RB Series A
4.00%, 07/01/18		110	113,341
State of Hawaii GO
Series DO
5.00%, 08/01/18		200	208,770
Series DQ
5.00%, 06/01/18	(ETM)	500	518,655
Series DR
5.00%, 06/01/18		360	373,450
Series EH
5.00%, 08/01/18		500	521,925
State of Hawaii State Highway Fund RB Series B
5.25%, 07/01/18	(AGM)	350	365,235

			3,168,544
ILLINOIS — 1.59%
Du Page Cook & Will Counties Community College District No. 502 GO Series A
5.00%, 06/01/18		70	72,510

184

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18	(NPFGC)	$150	$146,778
0.00%, 06/15/18	(ETM) (NPFGC-FGIC)	55	54,424
Regional Transportation Authority RB
5.75%, 06/01/18	(AGM)	100	104,241
Series A
5.00%, 07/01/18		50	51,924
Series B
5.50%, 06/01/18	(NPFGC)	160	166,451
State of Illinois GO
0.00%, 08/01/18		455	436,113
4.00%, 07/01/18		360	364,741
5.00%, 08/01/18		265	271,463
First Series
5.50%, 08/01/18	(NPFGC)	135	139,552
State of Illinois RB
3.00%, 06/15/18		250	253,210
5.00%, 06/15/18		315	325,008
Second Series
5.75%, 06/15/18	(NPFGC)	225	234,585
Series B
5.00%, 06/15/18		500	515,885

			3,136,885
INDIANA — 0.30%
Indiana University RB Series 2008A
5.00%, 06/01/18		100	103,736
Purdue University RB
Series Y
5.00%, 07/01/18		350	364,364
Series Z-1
5.00%, 07/01/18		120	124,925

			593,025
IOWA — 0.79%
Cedar Rapids Community School District GO
5.00%, 06/01/18		100	103,615
City of Cedar Rapids IA GO Series A
4.00%, 06/01/18		200	205,544

Security		Principal (000s)	Value
Iowa City Community School District GO Series B
3.00%, 06/01/18		$135	$137,539
Iowa Finance Authority RB
4.50%, 08/01/18	(ETM)	80	83,071
5.00%, 08/01/18		710	740,977
5.00%, 08/01/18	(ETM)	65	67,846
Series A
5.00%, 08/01/18		55	57,400
State of Iowa RB
4.00%, 06/15/18		150	154,362

			1,550,354
KANSAS — 0.50%
Douglas County Unified School District No. 497 Lawrence GO Series A
4.00%, 09/01/18		90	93,083
Kansas Turnpike Authority RB Series A
5.00%, 09/01/18		260	272,077
State of Kansas Department of Transportation RB
Series A
5.00%, 09/01/18		100	104,705
Series B-2
5.00%, 09/01/22	(PR 09/01/18)	500	523,305

			993,170
KENTUCKY — 0.22%
Kentucky State Property & Building Commission RB Series A
5.00%, 08/01/18	(SAP)	75	78,165
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/18		350	363,720

			441,885
LOUISIANA — 0.24%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/18		100	103,415

185

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
State of Louisiana GO
Series A
5.00%, 08/01/18	(ETM)	$200	$208,756
5.00%, 09/01/18	(ETM)	100	104,701
State of Louisiana RB Series A
4.00%, 06/15/18		50	51,420

			468,292
MAINE — 0.22%
Maine Municipal Bond Bank RB Series A
5.00%, 09/01/18		115	120,300
Maine Turnpike Authority RB
5.00%, 07/01/18		50	52,022
5.00%, 07/01/18	(AGM)	255	265,310

			437,632
MARYLAND — 4.42%
City of Frederick MD GO
5.00%, 09/01/18		175	183,276
County of Baltimore MD GO
5.00%, 08/01/18		450	469,732
Series B
4.50%, 09/01/18		100	104,125
County of Frederick MD GO
4.00%, 08/01/18		345	356,333
County of Harford MD GO
5.00%, 07/01/18		200	208,168
County of Howard MD GO
Series A
5.00%, 08/15/18		100	104,535
Series B
5.00%, 08/15/18		390	407,686
County of Montgomery MD GO
Series A
5.00%, 07/01/18		185	192,517
5.00%, 08/01/18		250	260,963
County of Prince George’s MD GOL
4.00%, 07/15/18		25	25,795
Series A
5.00%, 09/01/18		250	261,762
Maryland State Transportation Authority RB
5.00%, 07/01/18		100	104,053

Security	Principal (000s)	Value
Series A
4.00%, 07/01/18	$385	$396,769
5.00%, 07/01/18	320	332,970
State of Maryland Department of Transportation RB
4.00%, 09/01/18	200	207,042
5.00%, 06/01/18	500	518,660
State of Maryland GO
First Series
4.00%, 08/15/18	775	801,497
Second Series
5.00%, 07/15/18	420	437,699
5.25%, 08/15/18	155	162,462
Second Series A
3.00%, 08/01/18	230	235,000
Second Series B
5.00%, 08/01/18	200	208,770
Second Series E
5.00%, 08/01/18	125	130,481
Series A
4.00%, 08/01/18	50	51,654
5.00%, 08/01/18	300	313,155
Series B
4.50%, 08/01/18	280	290,769
5.00%, 08/01/18	150	156,578
Washington Suburban Sanitary Commission GO
5.00%, 06/01/18	1,150	1,192,918
Second Series
5.00%, 06/01/18	275	285,263
Series 2009A
4.00%, 06/01/18	210	215,920
Series 2010A
4.00%, 06/01/18	100	102,819

		8,719,371
MASSACHUSETTS — 4.52%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB Series A
5.00%, 06/15/18	105	109,125

186

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Commonwealth of Massachusetts GO Series A
4.00%, 09/01/18		$50	$51,755
Commonwealth of Massachusetts GOL
Series A
3.70%, 08/01/18		100	102,951
5.00%, 08/01/18		220	229,574
Series B
3.00%, 06/01/18		525	534,886
4.00%, 06/01/18		240	246,710
4.00%, 07/01/18		25	25,759
5.00%, 06/01/18		100	103,709
5.00%, 08/01/18		1,225	1,278,312
Series D
5.50%, 08/01/18		500	524,455
5.50%, 08/01/18	(NPFGC-IBC)	100	104,891
Massachusetts Bay Transportation Authority RB
Series A
4.00%, 07/01/18		350	360,913
5.00%, 07/01/24	(PR 07/01/18)	100	104,063
5.25%, 07/01/18		285	297,232
Series B
5.00%, 07/01/18		270	280,916
5.25%, 07/01/18		105	109,507
Series C
5.00%, 07/01/31	(PR 07/01/18)	500	520,265
5.50%, 07/01/18		100	104,541
Series D
5.00%, 07/01/18		120	124,852
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/18		140	146,139
Series 12B
5.00%, 08/01/18		195	203,551
Series 15A
5.00%, 08/01/18		845	882,053
Massachusetts School Building Authority RB Series B
5.00%, 08/15/18		350	365,873

Security		Principal (000s)	Value
Massachusetts Water Resources Authority RB
Series B
5.00%, 08/01/18		$200	$208,860
5.00%, 08/01/23	(PR 08/01/18)	920	960,075
Series C
5.00%, 08/01/18		895	934,648

			8,915,615
MICHIGAN — 0.44%
Michigan Finance Authority RB Series A
5.00%, 07/01/18		670	697,222
Michigan State University RB Series C
5.00%, 08/15/18		170	177,671

			874,893
MINNESOTA — 2.10%
Metropolitan Council GO Series D
5.00%, 09/01/18		25	26,176
State of Minnesota 911 Services Revenue RB
4.00%, 06/01/18	(ETM) (AGC)	155	159,238
State of Minnesota GO
5.00%, 08/01/18		295	307,871
Series A
5.00%, 06/01/18		200	207,428
5.00%, 08/01/18		935	975,893
Series B
4.00%, 08/01/18		100	103,307
5.00%, 08/01/18		1,225	1,278,447
Series D
5.00%, 08/01/18		200	208,770
Series F
4.00%, 08/01/18		365	376,990
University of Minnesota RB
5.00%, 08/01/18		470	490,506

			4,134,626
MISSISSIPPI — 0.01%
Mississippi State University Educational Building Corp. RB Series A
4.00%, 08/01/18		25	25,797

			25,797

187

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
MISSOURI — 0.11%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/18		$75	$78,047
Series A
5.00%, 07/01/18		125	130,079

			208,126
MONTANA — 0.08%
Montana Department of Transportation RB
5.00%, 06/01/18		150	155,435

			155,435
NEBRASKA — 0.05%
Douglas County School District No. 17/NE GO
4.00%, 06/15/18		100	102,917

			102,917
NEVADA — 2.81%
Clark County School District GOL
Series A
5.00%, 06/15/18		885	918,541
Series D
5.00%, 06/15/18		750	778,425
Clark County Water Reclamation District GOL
5.25%, 07/01/19	(PR 07/01/18)	290	302,505
County of Clark Department of Aviation RB
Series A
5.25%, 07/01/18		135	140,613
Series B
5.00%, 07/01/18		670	696,740
Series D
3.60%, 07/01/18		120	123,154
5.00%, 07/01/18		280	291,262
County of Clark NV GOL
5.00%, 06/01/18		275	284,889
County of Clark NV RB
4.00%, 07/01/18		350	360,629
Series B
4.00%, 07/01/18		75	77,247

Security		Principal (000s)	Value
Las Vegas Valley Water District GOL
Series B
5.00%, 06/01/18		$100	$103,679
Series C
5.00%, 06/01/18		165	171,070
Nevada System of Higher Education RB Series B
5.00%, 07/01/18		520	540,327
State of Nevada GOL
5.00%, 06/01/18		25	25,924
5.00%, 08/01/18		190	198,248
Series C
5.00%, 06/01/18		360	373,313
State of Nevada Highway Improvement Revenue RB
4.25%, 12/01/20	(PR 06/01/18)	100	103,008
Washoe County School District/NV GOL Series F
5.00%, 06/01/18		50	51,839

			5,541,413
NEW HAMPSHIRE — 0.72%
New Hampshire Municipal Bond Bank RB Series C
5.50%, 08/15/18		165	173,423
New Hampshire State Turnpike System RB Series C
5.00%, 08/01/18		200	208,440
State of New Hampshire GO
Series A
5.00%, 07/01/18		160	166,419
Series B
4.00%, 06/01/18		300	308,316
5.00%, 06/01/18		100	103,685
State of New Hampshire RB
5.00%, 09/01/18		445	464,923

			1,425,206
NEW JERSEY — 1.83%
County of Middlesex NJ GO Series A
3.00%, 06/01/18		100	101,887

188

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
New Jersey Building Authority RB
Series A
5.00%, 06/15/18		$135	$138,780
5.00%, 06/15/18	(ETM)	15	15,577
New Jersey Economic Development Authority RB
5.00%, 06/15/18		250	257,950
5.00%, 09/01/18		200	206,722
5.00%, 09/01/18	(ETM)	315	329,455
Series A
0.00%, 07/01/18	(NPFGC)	55	54,166
Series PP
5.00%, 06/15/18		75	77,100
5.00%, 06/15/18	(ETM)	25	25,962
New Jersey Educational Facilities Authority RB
5.00%, 06/01/18	(SAP)	260	266,999
Series J
5.00%, 07/01/18		50	52,032
Series K
4.25%, 07/01/18		260	268,622
New Jersey Environmental Infrastructure Trust RB Series A
4.00%, 09/01/18	(GTD)	300	310,635
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/18		400	411,256
5.75%, 06/15/18		50	51,761
Series AA
4.00%, 06/15/18		65	66,215
Series B
5.00%, 06/15/18		75	77,110
State of New Jersey GO
5.00%, 06/01/18		170	175,805
Series H
5.25%, 07/01/18		175	181,935
Series K
5.13%, 07/15/18		50	51,991
Series L
5.25%, 07/15/18	(AMBAC)	50	52,055
Series M
5.50%, 07/15/18	(AMBAC)	360	375,725
Series Q
5.00%, 08/15/18		50	52,072

			3,601,812

Security		Principal (000s)	Value
NEW MEXICO — 1.29%
Albuquerque Municipal School District No. 12 GO Series A
3.00%, 08/01/18	(SAW)	$100	$102,185
City of Albuquerque NM GO Series A
4.00%, 07/01/18		50	51,473
City of Santa Fe NM RB
Series A
4.00%, 06/01/18		60	61,671
5.00%, 06/01/18		125	129,622
County of Santa Fe NM GO
4.00%, 07/01/18		100	103,057
Series A
3.00%, 07/01/18		75	76,546
New Mexico Finance Authority RB
5.00%, 06/15/18		300	311,721
Series A
4.00%, 06/01/18		60	61,693
Series E
4.00%, 06/01/18		280	287,902
Santa Fe Public School District GO
4.00%, 08/01/18	(SAW)	150	154,894
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/18		970	1,009,314
Series B
5.00%, 07/01/18		190	197,467

			2,547,545
NEW YORK — 8.07%
City of New York NY GO
Series 1
4.00%, 08/01/18		100	103,197
5.00%, 08/01/18		445	464,019
Series A
3.00%, 08/01/18		125	127,650
5.00%, 08/01/18		575	599,576
Series B
4.00%, 08/01/18		275	283,792
5.00%, 08/01/18		1,310	1,365,990

189

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Series C
4.00%, 08/01/18		$505	$521,144
5.00%, 08/01/18		875	912,398
5.25%, 08/01/18		70	73,180
Series D
5.00%, 08/01/18		45	46,923
Series E
0.00%, 08/01/18		50	49,423
4.00%, 08/01/18		380	392,149
5.00%, 08/01/18		725	755,986
Series F
5.00%, 08/01/18		70	72,992
Series G
5.00%, 08/01/18		665	693,422
Series I
5.00%, 08/01/18		805	839,406
Series I-1
5.00%, 08/01/18		550	573,507
Series J
5.00%, 08/01/18		50	52,137
Series J-1
4.00%, 08/01/18		100	103,197
Series K
5.00%, 08/01/18		250	260,685
County of Onondaga NY GO Series A
5.00%, 06/15/18		125	129,798
County of Orange NY GO Series A
5.00%, 07/15/18		25	25,995
County of Westchester NY GO Series B
5.00%, 07/01/18		100	104,084
County of Westchester NY GOL Series B
4.00%, 07/01/18		20	20,618
Metropolitan Transportation Authority RB Series A
5.75%, 07/01/18	(SAP)	150	157,262
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
3.00%, 07/15/18	(SAW)	100	102,082
5.00%, 07/15/18	(SAW)	755	786,332

Security		Principal (000s)	Value
Series S-2
4.90%, 07/15/18	(SAW)	$25	$26,012
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/18		670	699,158
Series A-3
5.00%, 08/01/18	(ETM)	145	151,412
New York City Water & Sewer System RB
Series AA
5.00%, 06/15/18	(ETM)	60	62,354
Series BB
4.00%, 06/15/18		100	102,945
Series C
5.25%, 06/15/18	(ETM)	115	119,786
Series D
0.00%, 06/15/18		60	59,431
Series FF
5.00%, 06/15/18		215	223,400
Series FF-1
3.25%, 06/15/18		100	102,231
4.00%, 06/15/18		100	102,945
5.00%, 06/15/18		150	155,861
New York City Water & Sewer System RB BAB Series EE
5.00%, 06/15/18	(ETM)	100	103,924
New York State Dormitory Authority RB
5.00%, 07/01/18		320	333,069
Series A
4.00%, 07/01/18		515	530,383
4.00%, 07/01/18	(ETM)	150	154,494
4.50%, 07/01/18		100	103,463
5.00%, 07/01/18		630	655,232
5.50%, 07/01/18	(NPFGC)	140	146,314
Series D
5.00%, 06/15/18		470	488,499
Series E
5.00%, 08/15/18		125	130,741
New York State Environmental Facilities Corp. RB
5.00%, 06/15/18		470	488,499

190

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

June 30, 2017

Security	Principal (000s)	Value
Series A
5.00%, 06/15/18	$410	$426,138
Series B
5.00%, 06/15/18	355	368,973
5.00%, 08/15/18	90	94,134
Port Authority of New York & New Jersey RB
5.00%, 07/15/18	355	369,846
5.00%, 09/01/18	100	104,669

15,920,857
NORTH CAROLINA — 2.68%
Cape Fear Public Utility Authority RB
5.00%, 08/01/18	(ETM)	115	120,060
City of Charlotte NC Airport Revenue RB Series A
5.00%, 07/01/18	25	26,006
City of Charlotte NC GO
Series A
5.00%, 07/01/18	105	109,266
Series C
5.00%, 06/01/18	575	596,459
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/18	285	296,580
Series B
5.00%, 07/01/18	160	166,501
City of Durham NC GO
4.00%, 09/01/18	390	403,825
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/18	110	114,326
County of Buncombe NC RB
5.00%, 06/01/18	100	103,707
Series A
5.00%, 06/01/18	300	311,121
County of Forsyth NC GO
5.00%, 07/01/18	205	213,329
County of Guilford NC GO
Series A
5.00%, 08/01/18	190	198,331
Series D
4.00%, 08/01/18	200	206,614

Security	Principal (000s)	Value
County of Mecklenburg NC GO
Series A
3.00%, 08/01/18	$175	$178,805
4.00%, 08/01/18	100	103,307
5.00%, 08/01/18	25	26,096
State of North Carolina GO
Series B
5.00%, 06/01/18	1,600	1,659,712
Series D
3.00%, 06/01/18	350	356,671
Town of Cary NC GO Series A
5.00%, 06/01/18	100	103,732

		5,294,448
OHIO — 2.27%
City of Columbus OH GO
Series 1
5.00%, 07/01/18	950	988,598
Series A
4.00%, 06/01/18	300	308,430
5.00%, 07/01/18	100	104,053
5.00%, 08/15/18	150	156,802
Miami University/Oxford OH RB
5.00%, 09/01/18	165	172,644
Ohio State University (The) RB Series A
5.00%, 06/01/18	50	51,868
Ohio State Water Development Authority RB Series B
5.00%, 06/01/18	100	103,783
Ohio Water Development Authority RB
4.00%, 06/01/18	100	102,794
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series A
5.00%, 06/01/18	100	103,773
Series B
5.00%, 06/01/18	140	145,282
State of Ohio Department of Administration COP
5.00%, 09/01/18	125	130,716

191

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Series S
4.00%, 09/01/18		$225	$232,654
State of Ohio GO
Series A
3.00%, 08/01/18		100	102,207
4.00%, 08/01/18		400	413,140
4.63%, 09/01/18		560	583,778
Series B
5.00%, 08/01/18		50	52,182
5.00%, 09/01/18		145	151,787
Series C
3.00%, 08/01/18		50	51,104
4.00%, 08/01/18		315	325,348
State of Ohio RB
Series 2008-1
5.25%, 06/15/18		50	52,049
5.75%, 06/15/18		135	141,174

			4,474,166
OKLAHOMA — 0.76%
County of Oklahoma OK GOL Series A
3.75%, 08/01/18		50	51,464
Grand River Dam Authority RB
Series A
3.00%, 06/01/18		100	101,853
5.00%, 06/01/18	(ETM) (BHAC)	200	207,406
Oklahoma Capital Improvement Authority RB
Series A
4.00%, 07/01/18		220	226,479
5.00%, 07/01/18		415	431,376
Series B
5.00%, 07/01/18		165	171,468
Series C
4.00%, 07/01/18		200	205,850
Oklahoma Department of Transportation RB
5.00%, 09/01/18		25	26,097
State of Oklahoma GO Series A
5.00%, 07/15/18		75	78,169

			1,500,162

Security		Principal (000s)	Value
OREGON — 1.97%
City of Eugene OR Electric Utility System Revenue RB
5.00%, 08/01/18	(ETM)	$200	$208,723
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/15/18	(ETM)	2,440	2,535,843
5.00%, 08/01/18		265	276,620
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/18	(AGM, GTD)	50	51,929
County of Multnomah OR GOL
3.00%, 08/01/18		160	163,514
Portland Community College District GO
5.00%, 06/15/18		100	103,889
State of Oregon GO Series A
4.00%, 08/01/18		430	444,315
Washington Clackamas & Yamhill Counties School District No. 88J GO
5.25%, 06/15/18	(AGM, GTD)	100	104,127

			3,888,960
PENNSYLVANIA — 2.60%
City of Philadelphia PA Water & Wastewater Revenue RB Series A
5.00%, 06/15/18		100	103,713
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/18		375	388,620
5.00%, 06/15/18		50	51,891
5.00%, 07/01/18		475	493,762
Second Series
5.00%, 07/01/18		250	259,875
Series A
5.00%, 07/15/18		150	156,145
Third Series
5.38%, 07/01/18	(AGM)	640	667,802
County of Bucks PA GO
5.00%, 06/01/18		120	124,501

192

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
County of Erie PA GO Series C
3.00%, 09/01/18		$100	$102,138
Delaware County Authority RB
4.00%, 08/01/18		100	103,144
Delaware River Joint Toll Bridge Commission RB Series A
5.50%, 07/01/18	(NPFGC)	75	78,367
Pennsylvania Economic Development Financing Authority RB Series A
5.00%, 07/01/18		1,725	1,795,087
Pennsylvania Higher Educational Facilities Authority RB Series AN
5.00%, 06/15/18		100	103,790
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/18		305	316,770
Pennsylvania Turnpike Commission RB
Series A
5.00%, 06/01/18	(AGC)	50	51,769
5.25%, 07/15/18	(AGM)	75	78,202
Series C
5.38%, 06/01/18	(AGC)	150	155,820
Southeastern Pennsylvania Transportation Authority RB
5.00%, 06/01/18		100	103,596

			5,134,992
RHODE ISLAND — 0.07%
Rhode Island Health & Educational Building Corp. RB
4.00%, 09/01/18		125	129,386

			129,386
SOUTH CAROLINA — 0.14%
South Carolina State Ports Authority RB
5.00%, 07/01/18		100	103,909
State of South Carolina GO Series A
5.00%, 06/01/18		170	176,344

			280,253

Security	Principal (000s)	Value
SOUTH DAKOTA — 0.05%
South Dakota Conservancy District RB Series 2012B
4.00%, 08/01/18	$100	$103,307

		103,307
TENNESSEE — 0.90%
Metropolitan Government of Nashville & Davidson County TN GO
4.50%, 07/01/18	250	258,838
5.00%, 07/01/18	440	457,877
Series D
4.00%, 07/01/18	255	262,744
5.00%, 07/01/18	105	109,266
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/18	175	181,860
State of Tennessee GO
Series A
4.00%, 09/01/18	125	129,446
5.00%, 08/01/18	195	203,572
Series B
4.00%, 08/01/18	165	170,475

		1,774,078
TEXAS — 5.95%
Austin Community College District GOL
5.00%, 08/01/18	195	203,313
Austin Independent School District GO Series B
5.00%, 08/01/18	120	125,316
City of Arlington TX GOL Series A
4.00%, 08/15/18	100	103,384
City of Austin TX GOL
4.00%, 09/01/18	160	165,749
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/18	50	52,028

193

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
City of Houston TX Airport System Revenue RB Series A
5.00%, 07/01/18		$85	$88,323
City of Plano TX GOL Series 2011
4.00%, 09/01/18		150	155,193
City of San Antonio TX GOL
4.50%, 08/01/18		70	72,692
5.00%, 08/01/18		100	104,385
College Station Independent School District GO
4.00%, 08/15/18	(PSF)	50	51,681
Coppell Independent School District GO Series B
0.00%, 08/15/18		145	143,186
County of Bexar TX GOL Series A
5.00%, 06/15/18		150	155,760
County of Harris TX GO Series C
5.25%, 08/15/18	(AGM)	150	157,312
County of Harris TX RB Series C
5.00%, 08/15/18		180	188,039
County of Tarrant TX GOL
5.00%, 07/15/18		85	88,582
Dallas Independent School District GO
5.00%, 08/15/18	(PSF)	100	104,477
Dallas Independent School District GOL
1.50%, 02/15/34	(MT 08/15/18)	150	150,347
DeSoto Independent School District GO
4.00%, 08/15/18	(PSF)	140	144,705
El Paso Independent School District GO
4.00%, 08/15/18	(PSF)	150	155,042
Fort Bend Independent School District GO
5.00%, 08/15/18	(PSF)	285	297,759

Security		Principal (000s)	Value
Frisco Independent School District GO Series B
5.00%, 08/15/18	(PSF)	$100	$104,477
Grapevine-Colleyville Independent School District GO Series B
5.00%, 08/15/18		150	156,715
Hays Consolidated Independent School District GO
5.00%, 08/15/18	(PSF)	120	125,372
Keller Independent School District/TX GO
4.00%, 08/15/18	(PSF)	275	284,449
Series A
0.00%, 08/15/18	(PSF)	25	24,661
Klein Independent School District GO Series A
5.00%, 08/01/18	(PSF)	395	412,103
Laredo Community College District GOL
5.00%, 08/01/18		100	104,220
Leander Independent School District GO
5.25%, 08/15/18	(PSF)	100	104,756
Series 2010
0.00%, 08/15/18	(PSF)	300	295,932
Series B
0.00%, 08/15/18		170	167,873
Lewisville Independent School District GO
5.00%, 08/15/18		100	104,466
Series A
4.00%, 08/15/18	(PSF)	235	242,898
Series B
4.00%, 08/15/18		225	232,537
Lone Star College System GOL Series A
5.00%, 08/15/18		190	198,485
Mesquite Independent School District GO Series A
5.00%, 08/15/18	(PSF)	50	52,239

194

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
North East Independent School District/TX GO Series A
5.00%, 08/01/18	(PSF)	$400	$417,320
North Texas Municipal Water District RB
4.00%, 06/01/18		225	231,286
5.00%, 06/01/18		25	25,911
North Texas Municipal Water District Water System Revenue RB
4.00%, 09/01/18		575	595,177
Northside Independent School District GO
4.00%, 08/15/18	(PSF)	60	62,017
Permanent University Fund – Texas A&M University System RB
5.00%, 07/01/18		150	156,065
Permanent University Fund – University of Texas System RB Series A
5.00%, 07/01/18		150	156,079
Pleasanton Independent School District GO
5.00%, 08/15/18		130	135,820
Round Rock Independent School District GO
4.50%, 08/01/18		300	311,373
5.00%, 08/01/18		90	93,897
South San Antonio Independent School District/TX GO
4.25%, 08/15/18	(PSF)	225	233,190
Spring Independent School District GO
3.50%, 08/15/18	(PSF)	100	102,804
State of Texas GO
4.00%, 08/01/18		145	149,747
Series B
3.00%, 08/01/18		150	153,294
5.00%, 08/01/18		120	125,222
Series B-1
5.00%, 08/01/18		55	57,437
Series C
4.00%, 08/01/18		215	222,039
5.00%, 08/01/18		75	78,264

Security		Principal (000s)	Value
Series C-1
5.00%, 08/01/18		$100	$104,430
Series F
5.00%, 08/01/18		75	78,323
Tarrant Regional Water District RB
6.00%, 09/01/18		190	201,052
Texas Tech University RB Series A
5.00%, 08/15/18		200	208,954
Texas Water Development Board RB Subseries A-1
4.00%, 07/15/18		260	268,185
Trinity River Authority Central Regional Wastewater System Revenue RB
5.00%, 08/01/18		260	271,344
United Independent School District/TX GO
5.00%, 08/15/18	(PSF)	100	104,477
University of Texas System (The) RB
Series A
5.00%, 08/15/18		500	522,560
Series B
4.00%, 08/15/18		535	553,169
5.25%, 08/15/18		280	293,415
Series C
5.00%, 08/15/18		370	386,694
Series E
3.00%, 08/15/18		120	122,736

			11,740,737
UTAH — 2.13%
County of Salt Lake UT RB Series A
5.00%, 08/15/18		700	731,745
Granite School District Board of Education GO
5.00%, 06/01/18	(GTD)	65	67,402
Intermountain Power Agency RB
Series A
4.00%, 07/01/18		310	319,129
5.00%, 07/01/18		440	457,336

195

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
State of Utah GO
Series A
4.00%, 07/01/23	(PR 07/01/18)	$55	$56,648
5.00%, 07/01/20	(PR 07/01/18)	300	312,189
5.00%, 01/01/24	(PR 07/01/18)	150	156,094
Series C
3.00%, 07/01/18		60	61,219
5.00%, 07/01/18		1,360	1,415,393
University of Utah (The) RB Series A-1
4.00%, 08/01/18		125	129,065
Utah Transit Authority RB
Series A
5.00%, 06/15/18	(ETM) (AGM)	205	212,987
5.00%, 06/15/25	(PR 06/15/18)	270	280,414

			4,199,621
VERMONT — 0.20%
State of Vermont GO
Series B
5.00%, 08/15/18		250	261,395
Series D
4.00%, 08/15/18		130	134,475

			395,870
VIRGINIA — 4.28%
City of Alexandria VA GO
5.00%, 06/15/18	(SAW)	100	103,888
5.00%, 07/15/18		5	5,211
City of Chesapeake VA GO Series A
5.00%, 08/01/18		660	688,796
City of Newport News VA GO
Series B
5.00%, 07/01/18		55	57,235
Series C
5.00%, 09/01/18	(SAW)	100	104,705
City of Richmond VA GO Series B
5.00%, 07/15/18		150	156,289
City of Virginia Beach VA GO Series B
5.00%, 07/15/18		245	255,324

Security		Principal (000s)	Value
Commonwealth of Virginia GO
Series B
4.00%, 06/01/18	(SAW)	$250	$257,052
5.00%, 06/01/18		300	311,202
County of Arlington VA GO Series B
4.00%, 08/15/18		100	103,419
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/18		125	130,268
County of Henrico VA GO
4.00%, 07/15/18		125	128,949
Series A
5.00%, 08/01/18		100	104,363
County of Loudoun VA GO Series A
5.00%, 07/01/18		200	208,126
University of Virginia RB
5.00%, 09/01/18		125	130,911
Virginia Beach Development Authority RB Series B
5.00%, 08/01/18		135	140,920
Virginia College Building Authority RB
4.00%, 09/01/18		100	103,521
5.00%, 09/01/18	(SAW)	300	314,043
5.00%, 09/01/21	(PR 09/01/18)	1,050	1,099,528
Series A
5.00%, 09/01/18		250	261,702
Series B
5.00%, 09/01/18		500	523,405
Virginia Public Building Authority RB
Series B
4.13%, 08/01/18		100	103,420
5.00%, 08/01/18		100	104,363
5.00%, 08/01/18	(SAP)	230	240,035
Series B-1
5.00%, 08/01/18		100	104,363
Series C
5.00%, 08/01/18		1,000	1,043,630
Virginia Public School Authority RB
5.00%, 07/15/18	(SAW)	75	78,145
Series B
5.00%, 08/01/18		205	213,922
5.00%, 08/01/18	(SAW)	400	417,408

196

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Series C
4.00%, 08/01/18	(SAW)	$285	$294,331
5.00%, 08/01/18	(SAW)	625	652,200

			8,440,674
WASHINGTON — 6.34%
City of Seattle WA Municipal Light & Power Revenue RB Series A
5.00%, 06/01/18		195	202,248
City of Seattle WA Water System Revenue RB Series B
4.00%, 08/01/18		290	299,399
Clark County School District No. 114 Evergreen GO
4.00%, 06/01/18	(GTD)	250	256,892
County of King WA GOL
5.00%, 06/01/18		100	103,736
County of Pierce WA RB
5.00%, 08/01/18		125	130,440
Energy Northwest RB
4.00%, 07/01/18		250	257,618
5.00%, 07/01/18		405	421,374
Series A
5.00%, 07/01/18		3,425	3,563,473
5.25%, 07/01/18		860	896,911
Series C
5.00%, 07/01/18		100	104,043
Port of Seattle WA Series A
4.00%, 08/01/18		65	67,090
Port of Seattle WA GOL
5.00%, 06/01/18		300	311,349
Port of Seattle WA RB
5.00%, 06/01/18		260	269,508
Series A
5.00%, 08/01/18		70	73,004
State of Washington COP
Series A
5.00%, 07/01/18		125	130,003
Series F
4.00%, 07/01/18		195	200,743
State of Washington GO
Series 2010-A
5.00%, 08/01/18		115	120,043

Security		Principal (000s)	Value
Series 2010-C
5.00%, 08/01/18		$170	$177,455
Series 2013-A
5.00%, 08/01/18		515	537,583
Series A
5.00%, 07/01/18		320	333,001
5.00%, 08/01/18		940	981,219
Series B
5.00%, 07/01/18		350	364,220
5.00%, 08/01/18		270	281,839
Series B-2
5.00%, 08/01/18		145	151,358
Series C
5.00%, 06/01/18		100	103,736
5.50%, 07/01/18		280	292,771
Series D
5.00%, 07/01/18		300	312,189
Series R-2011-C
5.00%, 07/01/18		240	249,751
Series R-2013-C
5.00%, 07/01/18		500	520,315
Series R-2015
5.00%, 07/01/18		100	104,063
Series R-2015-C
4.00%, 07/01/18		85	87,607
State of Washington RB Series C
5.00%, 09/01/18		505	528,397
University of Washington RB Series C
5.00%, 07/01/18		65	67,668

			12,501,046
WEST VIRGINIA — 0.10%
State of West Virginia GO Series A
5.00%, 06/01/18		200	207,434

			207,434
WISCONSIN — 1.92%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
5.00%, 06/01/18	(ETM)	150	155,568
Series 2
5.00%, 06/01/18	(ETM)	480	497,818

197

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

June 30, 2017

Security		Principal or Shares (000s)	Value
Series 5
5.00%, 06/01/18	(ETM)	$100	$103,712
State of Wisconsin Environmental Improvement Fund Revenue RB Series A
5.00%, 06/01/18		300	311,319
State of Wisconsin RB Series 1
4.00%, 07/01/18		865	891,270
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/18		1,015	1,056,239
Series 2
4.00%, 07/01/18		250	257,668
WPPI Energy RB Series A
5.00%, 07/01/18	(AGM)	505	524,740

			3,798,334

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $195,214,927)			195,321,570

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Liquidity Funds: MuniCash
0.70%[a,b]		127	127,381

			127,381

TOTAL SHORT-TERM INVESTMENTS (Cost: $127,365)			127,381

TOTAL INVESTMENTS IN SECURITIES — 99.08% (Cost: $195,342,292)[c]			195,448,951
Other Assets, Less Liabilities — 0.92%			1,817,697

NET ASSETS — 100.00%			$197,266,648

BAB  —  Build America Bond

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MT  —  Mandatory Tender

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

TA  —  Tax Allocation

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp. — Financial Guaranty Insurance Co.

NPFGC-IBC  —  National Public Finance Guarantee Corp. — Insured Bond Certificates

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $195,345,155. Net unrealized appreciation was $103,796, of which $197,254 represented gross unrealized appreciation on securities and $93,458 represented gross unrealized depreciation on securities.

198

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

June 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$195,321,570	$—	$195,321,570
Money market funds	127,381	—	—	127,381

Total	$127,381	$195,321,570	$—	$195,448,951

199

Schedule of Investments (Unaudited)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.92%

ALABAMA — 0.90%
Alabama Drinking Water Finance Authority RB
Series A
3.00%, 08/15/19		$235	$244,339
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/19		545	589,123
Alabama Public School & College Authority RB Series C
5.00%, 09/01/19		195	211,226
City of Huntsville AL GO Series A
5.00%, 09/01/19		185	200,283
State of Alabama GO
Series A
4.00%, 06/01/19		175	184,641
5.00%, 08/01/19		125	134,954
Series C
5.00%, 06/01/19		105	112,773
Series D
4.25%, 06/01/19	(ETM)	75	79,474

			1,756,813
ALASKA — 0.22%
Borough of North Slope AK GO
Series A
4.00%, 06/30/19		115	121,181
5.00%, 06/30/19		10	10,734
Municipality of Anchorage AK GO Series B
5.00%, 09/01/19	(NPFGC)	20	21,572
State of Alaska GO
Series A
4.00%, 08/01/19		250	264,120
Series B
5.00%, 08/01/19		20	21,540

			439,147
ARIZONA — 3.68%
Arizona Board of Regents COP
Series B
5.00%, 06/01/19		150	160,442

Security	Principal (000s)	Value
Series C
5.00%, 06/01/19	$105	$112,309
Arizona Department of Transportation State Highway Fund Revenue RB Series A
5.00%, 07/01/19	140	150,902
Arizona School Facilities Board COP
Series A
5.00%, 09/01/19	200	215,834
Series A-3
5.00%, 09/01/19	(AGM)	150	161,875
Arizona Transportation Board RB
4.25%, 07/01/19	75	79,729
5.00%, 07/01/19	805	867,686
City of Flagstaff AZ GOL Series B
4.00%, 07/01/19	55	58,139
City of Phoenix AZ GO
3.00%, 07/01/19	75	77,876
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/19	50	51,897
4.00%, 07/01/19	130	137,474
5.00%, 07/01/19	595	641,054
Series A
4.00%, 07/01/19	430	453,639
5.00%, 07/01/19	830	892,941
Series B
3.50%, 07/01/19	75	78,587
City of Scottsdale AZ GOL
3.00%, 07/01/19	100	103,693
City of Tempe AZ GOL Series B
4.00%, 07/01/19	135	142,679
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/19	40	43,007
County of Pima AZ RB
4.00%, 07/01/19	25	26,437
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/19	(AGM)	70	75,422
Series B
5.00%, 07/01/19	290	312,463

200

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

June 30, 2017

Security	Principal (000s)	Value
Maricopa County Community College District GO
Series C
5.00%, 07/01/19	$60	$64,672
Series D
4.00%, 07/01/19	425	449,697
Maricopa County High School District No. 210-Phoenix GO
5.25%, 07/01/19	(AGM)	130	140,604
Series E
5.00%, 07/01/19	50	53,780
Maricopa County High School District No. 210-Phoenix GOL
3.00%, 07/01/19	75	77,709
Maricopa County Unified School District No. 4 Mesa GOL
4.00%, 07/01/19	115	121,471
Maricopa County Unified School District No. 69 Paradise Valley GO Series D
3.50%, 07/01/19	70	73,262
Maricopa County Unified School District No. 80 Chandler GOL
4.00%, 07/01/19	105	111,036
Pima County Regional Transportation Authority RB
5.00%, 06/01/19	250	268,532
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/19	285	307,430
Scottsdale Preserve Authority RB
5.00%, 07/01/19	305	328,247
State of Arizona COP
4.00%, 09/01/19	100	105,785
State of Arizona Lottery Revenue RB Series A
5.00%, 07/01/19	(AGM)	55	59,158
University of Arizona RB
5.00%, 08/01/19	115	124,103
Series B
5.00%, 06/01/19	85	91,301

7,220,872
CALIFORNIA — 17.29%
91 Express Lanes Toll Road RB
5.00%, 08/15/19	270	292,291

Security		Principal (000s)	Value
Anaheim Public Financing Authority RB
0.00%, 09/01/19	(AGM)	$50	$48,221
Benicia Unified School District GO
4.00%, 08/01/19		65	68,400
Berkeley Unified School District/CA GO
5.00%, 08/01/19		90	97,439
California Educational Facilities Authority RB
5.25%, 09/01/19	(AMBAC)	25	27,255
California State Public Works Board RB
Series A
5.00%, 06/01/19		25	26,872
5.00%, 09/01/19		445	482,327
Series D
5.00%, 09/01/19		125	135,485
Series F
4.00%, 09/01/19		25	26,563
5.00%, 09/01/19		185	200,518
Series G
5.00%, 09/01/19		255	276,389
Chaffey Community College District GO Series A
5.00%, 06/01/19		195	209,738
City & County of San Francisco CA GO
4.00%, 06/15/19		150	158,767
Series A
5.00%, 06/15/19		115	123,947
City of Industry CA GO Series B
5.00%, 07/01/19		50	53,801
City of Los Angeles CA GO
Series A
4.00%, 09/01/19	(ETM)	90	95,619
5.00%, 09/01/19		360	390,521
Series B
5.00%, 09/01/19		240	260,347
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/19		680	731,386
5.25%, 06/01/19		170	183,654

201

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
City of Santa Clara CA Electric Revenue RB Series A
5.00%, 07/01/19		$50	$53,801
City of Santa Rosa CA Wastewater Revenue RB Series B
0.00%, 09/01/19	(AMBAC)	60	58,140
Clovis Unified School District GO Series A
0.00%, 08/01/19	(ETM) (NPFGC)	150	146,160
Coast Community College District GO Series A
5.00%, 08/01/19		415	449,391
Contra Costa County Public Financing Authority RB Series B
5.00%, 06/01/19		75	80,379
County of Orange CA Airport Revenue RB Series B
5.00%, 07/01/19		170	183,309
County of Santa Clara CA GO Series B
5.00%, 08/01/19		125	135,327
East Bay Municipal Utility District Water System Revenue RB
Series A
5.00%, 06/01/19		55	59,137
Series B
4.00%, 06/01/19		20	21,125
5.00%, 06/01/19		65	69,889
East Bay Regional Park District GO Series A
3.00%, 09/01/19		35	36,419
El Camino Community College District GO
5.00%, 08/01/19		365	394,853
Foothill-De Anza Community College District GO
5.25%, 08/01/19	(NPFGC)	65	70,705
Fremont Union High School District GO
5.00%, 08/01/19		200	216,350

Security	Principal (000s)	Value
Huntington Beach City School District GO Series A
4.00%, 08/01/19	$250	$265,407
Long Beach Unified School District GO
Series A
4.00%, 08/01/19	85	90,202
5.00%, 08/01/19	20	21,636
Los Altos Elementary School District GO
5.00%, 08/01/19	25	27,044
Los Angeles Community College District/CA GO Series C
5.00%, 08/01/19	400	433,060
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/19	210	226,527
Series A
5.00%, 06/01/19	75	80,751
5.00%, 07/01/19	640	690,237
Series B
5.00%, 07/01/19	295	318,132
Series D
5.00%, 07/01/19	270	291,138
Los Angeles Department of Water & Power System Revenue RB
Series A
4.00%, 07/01/19	180	190,755
5.00%, 07/01/19	355	383,233
Series B
5.00%, 07/01/19	85	91,760
Los Angeles Department of Water RB
Series A
5.00%, 07/01/19	195	210,346
Series B
5.00%, 07/01/19	370	399,119
Los Angeles Unified School District/CA GO
Series A
3.00%, 07/01/19	165	171,460
5.00%, 07/01/19	1,135	1,224,324

202

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

June 30, 2017

Security	Principal (000s)	Value
Series C
5.00%, 07/01/19	$350	$377,545
Series D
5.00%, 07/01/19	160	172,592
Series F
5.00%, 07/01/19	50	53,935
Series I
5.00%, 07/01/19	490	528,563
Series K
4.00%, 07/01/19	175	185,313
Series KRY
5.00%, 07/01/19	90	97,083
Marin Community College District GO
4.00%, 08/01/19	80	84,896
Metropolitan Water District of Southern California RB
3.50%, 07/01/19	100	104,904
Series A
5.00%, 07/01/19	160	172,592
Series B
5.00%, 07/01/19	125	134,838
Series C
5.00%, 07/01/19	190	204,953
Monterey Peninsula Community College District GO Series A
4.00%, 08/01/19	175	185,710
Mount Diablo Unified School District/CA GO Series F
5.00%, 08/01/19	50	54,090
Municipal Improvement Corp. of Los Angeles RB Series C
4.50%, 09/01/19	140	150,101
Newport Mesa Unified School District GO
4.00%, 08/01/19	100	106,249
North Orange County Community College District/CA GO Series A
4.00%, 08/01/19	100	106,120
Northern California Power Agency RB Series A
5.00%, 07/01/19	150	161,402

Security	Principal (000s)	Value
Norwalk-La Mirada Unified School District GO Series A
4.00%, 08/01/19	$100	$106,056
Placentia-Yorba Linda Unified School District GO
5.00%, 08/01/19	50	54,068
Port of Los Angeles RB
Series A
5.00%, 08/01/19	160	173,080
Poway Unified School District GO
5.00%, 08/01/19	250	270,448
Rancho Cucamonga Redevelopment Agency Successor Agency TA
5.00%, 09/01/19	100	108,186
Rancho Santiago Community College District GO
4.00%, 09/01/19	110	116,982
5.25%, 09/01/19	(AGM)	100	109,021
Redding Joint Powers Financing Authority RB Series A
5.00%, 06/01/19	50	53,745
Riverside County Transportation Commission RB Series A
5.00%, 06/01/19	140	150,513
Sacramento Municipal Utility District RB
Series X
5.00%, 08/15/19	515	557,863
Series Y
4.00%, 08/15/19	120	127,471
San Diego Community College District GO
5.00%, 08/01/19	270	292,199
San Diego County Regional Airport Authority RB Series A
5.00%, 07/01/19	35	37,523
San Diego Public Facilities Financing Authority RB Series A
5.00%, 09/01/19	150	162,459

203

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
San Diego Public Facilities Financing Authority Water Revenue RB
Series A
5.00%, 08/01/19		$100	$108,179
Series B
5.00%, 08/01/19		195	210,949
5.00%, 08/01/19	(ETM)	75	81,121
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/19		220	213,640
0.00%, 07/01/19	(NPFGC)	160	155,499
Series C-2
5.50%, 07/01/19	(AGM)	165	179,687
Series R-3
5.00%, 07/01/19		45	48,560
San Francisco Bay Area Rapid Transit District RB
5.00%, 07/01/19		100	107,870
San Francisco Unified School District GO
Series B
5.00%, 06/15/19		145	156,288
Series E
5.00%, 06/15/19		70	75,450
San Gabriel Unified School District GO Series A
4.00%, 08/01/19		120	127,190
San Jose Financing Authority RB Series A
5.00%, 06/01/19		45	48,346
San Jose Unified School District GO
4.00%, 08/01/19		50	53,060
5.00%, 08/01/19		25	27,045
San Mateo County Community College District GO
4.00%, 09/01/19		155	164,838
San Mateo County Transit District RB Series A
5.25%, 06/01/19	(ETM) (NPFGC)	25	27,018
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/19		420	446,153

Security		Principal (000s)	Value
Santa Clara Unified School District GO
3.00%, 07/01/19		$430	$446,834
Santa Margarita-Dana Point Authority RB Series A
5.00%, 08/01/19		75	81,134
Santa Monica Community College District GO Series C
5.25%, 08/01/19		65	70,650
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/19		205	199,340
Sonoma County Junior College District GO
5.00%, 08/01/19		60	64,907
Southern California Public Power Authority RB
5.00%, 07/01/19		95	102,477
Series A
4.00%, 07/01/19		120	127,072
5.00%, 07/01/19		1,035	1,116,192
State of California GO
3.00%, 09/01/19		460	478,915
5.00%, 08/01/19		685	740,410
5.00%, 09/01/19		3,075	3,332,931
Series A
4.60%, 07/01/19	(ETM)	805	862,485
5.00%, 07/01/19	(ETM)	4,165	4,495,409
5.00%, 07/01/20	(PR 07/01/19)	770	830,922
5.25%, 07/01/21	(PR 07/01/19)	975	1,056,959
Series B
5.00%, 09/01/19		975	1,056,783
Tahoe-Truckee Unified School District GO
5.50%, 08/01/19	(NPFGC)	155	169,204
Ventura County Community College District GO
5.00%, 08/01/19		40	43,272
West Valley-Mission Community College District GO Series B
5.00%, 08/01/19		125	135,115

204

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
William S Hart Union High School District GO Series C
4.00%, 08/01/19		$20	$21,198
Yosemite Community College District GO
4.00%, 08/01/19		100	106,120

			33,949,378
COLORADO — 0.56%
City & County of Denver CO GO Series A
5.00%, 08/01/19		110	118,849
City & County of Denver CO RB Series A
5.25%, 09/01/19	(ETM) (AGM)	100	108,833
Colorado Water Resources & Power Development Authority RB Series A
5.00%, 09/01/19		25	27,094
E-470 Public Highway Authority RB Series A
5.00%, 09/01/19		100	107,574
Regional Transportation District COP Series A
4.00%, 06/01/19		100	105,251
University of Colorado RB
5.00%, 06/01/19		75	80,589
Series A
5.00%, 06/01/19		285	306,238
Series B
5.00%, 06/01/19		230	247,140

			1,101,568
CONNECTICUT — 1.45%
City of Stamford CT GO Series B
4.00%, 07/01/19		60	63,474
Connecticut State Health & Educational Facility Authority RB Series A-1
1.00%, 07/01/42	(MT 07/01/19)	400	398,028
State of Connecticut GO
Series B
5.25%, 06/01/19	(AMBAC)	330	352,922

Security	Principal (000s)	Value
Series C
5.00%, 06/15/19	$390	$415,303
5.00%, 07/15/19	130	138,745
Series D
5.00%, 06/15/19	75	79,866
Series E
5.00%, 09/01/19	300	321,276
State of Connecticut RB Series A
5.00%, 06/01/19	175	187,955
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 08/01/19	50	53,604
5.00%, 09/01/19	500	537,350
Series B
5.00%, 08/01/19	160	171,531
University of Connecticut RB Series A
5.00%, 08/15/19	125	134,628

		2,854,682
DELAWARE — 0.67%
County of New Castle DE GO
Series A
5.00%, 07/15/19	25	26,983
Series B
5.00%, 07/15/19	100	107,930
Delaware Transportation Authority RB
5.00%, 07/01/19	50	53,873
5.00%, 09/01/19	180	194,776
Series A
5.00%, 07/01/19	360	387,885
State of Delaware GO
Series A
3.00%, 08/01/19	100	103,977
5.00%, 07/01/19	70	75,451
Series B
5.00%, 07/01/19	345	371,865

		1,322,740
DISTRICT OF COLUMBIA — 0.69%
District of Columbia GO
Series A
5.00%, 06/01/19	700	752,164

205

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Series B
5.25%, 06/01/19	(AGM-CR AMBAC)	$120	$129,511
5.25%, 06/01/19	(AMBAC)	100	107,926
Series D
5.00%, 06/01/19		235	252,512
Washington Metropolitan Area Transit Authority RB Series A
5.00%, 07/01/19		100	107,560

			1,349,673
FLORIDA — 6.20%
Board of Governors State University System of Florida RB Series A
5.00%, 07/01/19		255	274,699
Brevard County School District COP Series C
5.00%, 07/01/19		105	112,851
City of Fort Lauderdale FL Water & Sewer Revenue RB
5.00%, 09/01/19		100	108,343
County of Hillsborough FL RB
5.00%, 08/01/19		170	183,751
County of Miami-Dade FL GO
3.50%, 07/01/19		75	78,480
County of Miami-Dade FL Transit System RB
Series A
5.00%, 07/01/19		250	268,692
5.00%, 07/01/19	(AGC)	220	236,496
County of Palm Beach FL GO
5.00%, 07/01/19		100	107,808
County of Palm Beach FL RB
5.00%, 06/01/19		515	553,280
Florida Department of Environmental Protection RB
Series A
5.00%, 07/01/19		145	156,142
Series B
5.00%, 07/01/19		455	489,962
Florida Water Pollution Control Financing Corp. RB Series A
5.00%, 07/15/19		175	188,764

Security	Principal (000s)	Value
Florida’s Turnpike Enterprise RB Series A
5.00%, 07/01/19	$675	$727,562
Hillsborough County School Board COP Series A
5.00%, 07/01/19	30	32,274
Jacksonville Transportation Authority RB
4.00%, 08/01/19	300	317,772
Lee County School Board COP
Series A
5.00%, 08/01/19	50	53,875
Series B
5.00%, 08/01/19	400	431,004
Leon County School District RB
5.00%, 09/01/19	150	162,211
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/19	120	128,774
5.00%, 07/01/19	(AGM)	75	80,329
Series B
5.00%, 07/01/19	145	155,453
Orange County School Board COP Series D
5.00%, 08/01/19	290	312,727
Palm Beach County School District COP
Series B
5.00%, 08/01/19	495	533,026
Series C
4.00%, 08/01/19	20	21,126
Series D
5.00%, 08/01/19	50	53,841
Pasco County School Board COP
5.00%, 08/01/19	50	53,711
Series A
5.00%, 08/01/19	70	75,195
Reedy Creek Improvement District GOL Series B
4.00%, 06/01/19	55	57,906

206

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

June 30, 2017

Security	Principal (000s)	Value
Sarasota County School Board COP Series B
3.00%, 07/01/19	$185	$190,715
School District of Broward County/FL COP
Series A
4.00%, 07/01/19	75	79,097
5.00%, 07/01/19	585	628,708
Seminole County School Board COP Series A
4.00%, 07/01/19	25	26,346
St. Johns County School Board COP
5.00%, 07/01/19	220	236,586
State of Florida Department of Transportation RB
5.00%, 07/01/19	70	75,335
State of Florida GO
5.00%, 07/01/19	415	447,317
Series A
5.00%, 06/01/19	435	467,503
Series B
5.00%, 06/01/19	1,020	1,096,214
Series C
5.00%, 06/01/19	670	720,063
Series D
5.50%, 06/01/19	275	298,155
Series F
4.00%, 06/01/19	100	105,607
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/19	160	172,295
Series B
5.00%, 07/01/19	390	419,968
Series C
5.00%, 07/01/19	160	172,294
Series E
5.00%, 07/01/19	180	193,831
Series F
5.00%, 07/01/19	610	656,872
Volusia County School Board COP
5.00%, 08/01/19	150	161,523
Series A
5.00%, 08/01/19	70	75,377

		12,179,860

Security		Principal (000s)	Value
GEORGIA — 2.54%
County of Carroll GA GO
4.00%, 06/01/19		$140	$147,725
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/19		25	26,695
Georgia State Road & Tollway Authority RB Series A
5.00%, 06/01/19		720	772,158
Gwinnett County Water & Sewerage Authority RB
5.00%, 08/01/19	(GTD)	495	534,951
Series A
4.00%, 08/01/19	(GTD)	70	74,150
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/19		255	274,752
5.00%, 07/01/19	(NPFGC)	335	360,949
State of Georgia GO
Series A
5.00%, 07/01/19		250	269,418
Series C
5.00%, 07/01/19		840	905,243
Series E-1
4.50%, 07/01/19		85	90,761
Series E-2
4.00%, 09/01/19		125	132,794
Series I
4.00%, 07/01/19		390	412,581
5.00%, 07/01/19		915	986,068

			4,988,245
HAWAII — 1.94%
City & County Honolulu HI Wastewater System Revenue RB
Series A
3.50%, 07/01/19		60	62,796
5.00%, 07/01/19		220	236,995
City & County of Honolulu HI GO
Series A
4.00%, 08/01/19		15	15,895
4.00%, 08/01/19	(ETM)	10	10,586

207

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Series B
5.00%, 08/01/19		$325	$351,289
5.25%, 07/01/19	(AGM)	475	514,335
City & County of Honolulu HI Wastewater System Revenue RB
0.00%, 07/01/19	(NPFGC)	30	28,919
Series A
4.00%, 07/01/19		330	348,971
County of Hawaii HI GO
Series B
4.00%, 09/01/19		50	53,081
County of Maui HI GO
5.00%, 06/01/19		190	204,123
5.00%, 09/01/19		145	157,097
Honolulu City & County Board of Water Supply RB Series A
5.00%, 07/01/19		150	161,587
State of Hawaii GO
Series DQ
5.00%, 06/01/19		205	220,318
Series DR
4.00%, 06/01/19		50	52,789
4.25%, 06/01/19		310	328,758
5.00%, 06/01/19		275	295,548
Series EH
4.00%, 08/01/19		365	387,013
5.00%, 08/01/19		65	70,258
State of Hawaii State Highway Fund RB
Series B
5.25%, 07/01/19	(AGM)	280	303,187

			3,803,545
IDAHO — 0.03%
Ada & Canyon Counties Joint School District No. 2 Meridian GO
5.00%, 08/15/19	(GTD)	50	54,159

			54,159
ILLINOIS — 1.14%
Metropolitan Pier & Exposition Authority RB Series A
0.00%, 06/15/19	(NPFGC)	125	118,414
Regional Transportation Authority RB
Series A
5.00%, 06/01/19	(AGM)	115	122,895
5.50%, 07/01/19	(NPFGC)	70	75,634

Security		Principal (000s)	Value
Series B
5.50%, 06/01/19	(NPFGC)	$25	$26,981
State of Illinois GO
0.00%, 08/01/19		305	280,144
5.00%, 08/01/19		340	352,277
Series A
5.00%, 06/01/19		135	139,629
State of Illinois RB
4.50%, 06/15/19		50	52,504
5.00%, 06/15/19		510	540,421
First Series
5.25%, 06/15/19		70	74,510
Second Series
5.75%, 06/15/19	(NPFGC)	100	108,003
Series A
4.00%, 06/15/19		195	202,899
Series B
5.00%, 06/15/19		140	148,351

			2,242,662
INDIANA — 0.42%
Indiana University RB Series U
5.00%, 08/01/19		110	118,898
Indianapolis Local Public Improvement Bond Bank RB Series K
5.00%, 06/01/19		300	320,745
Purdue University RB
Series A
5.00%, 07/01/19		300	323,610
Series Y
5.00%, 07/01/19		65	70,115

			833,368
IOWA — 0.75%
Cedar Rapids Community School District GO
5.00%, 06/01/19		50	53,559
City of Cedar Rapids IA GO Series A
5.00%, 06/01/19		235	252,303
City of Des Moines IA GO Series A
5.00%, 06/01/19		25	26,853
City of West Des Moines IA GO Series A
4.25%, 06/01/19		160	169,336

208

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Iowa Finance Authority RB
5.00%, 08/01/19		$325	$351,088
5.00%, 08/01/19	(ETM)	40	43,218
Iowa State University of Science & Technology RB
4.00%, 07/01/19		120	126,802
State of Iowa RB
5.00%, 06/15/19		100	107,559
Series A
4.00%, 06/01/19	(ETM)	100	105,336
5.00%, 06/01/19	(ETM)	215	230,837

			1,466,891
KANSAS — 0.43%
Kansas Turnpike Authority RB Series A
5.00%, 09/01/19		175	189,287
State of Kansas Department of Transportation RB
Series A
3.00%, 09/01/19		80	83,190
5.00%, 09/01/19		250	270,935
Series B
5.00%, 09/01/19		285	308,866

			852,278
KENTUCKY — 0.32%
Kentucky Asset Liability Commission RB First Series
5.25%, 09/01/19	(NPFGC)	125	135,423
Kentucky State Property & Building Commission RB
4.00%, 08/01/19		250	263,472
5.00%, 08/01/19		25	26,860
Series A
5.00%, 08/01/19		25	26,860
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/19		155	166,493

			619,108
LOUISIANA — 0.17%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/19		100	106,656

Security		Principal (000s)	Value
State of Louisiana GO Series C
5.00%, 07/15/19		$200	$215,012
State of Louisiana RB
5.00%, 09/01/19		20	21,451

			343,119
MAINE — 0.29%
Maine Municipal Bond Bank RB
Series A
4.00%, 09/01/19		45	47,693
State of Maine GO
4.25%, 06/01/19		295	312,910
Series B
5.00%, 06/01/19		195	209,609

			570,212
MARYLAND — 5.78%
City of Baltimore MD RB
Series A
5.00%, 07/01/19		200	215,326
Series D
5.00%, 07/01/19		235	253,154
City of Frederick MD GO
5.00%, 09/01/19		135	146,385
County of Baltimore MD GO
5.00%, 08/01/19		710	767,304
County of Charles MD GO
5.00%, 07/15/19		50	53,985
County of Harford MD GO
4.00%, 07/01/19		50	52,916
Series A
5.00%, 07/01/19		65	70,075
County of Howard MD GO
Series A
5.00%, 08/15/19		55	59,517
Series B
5.00%, 08/15/19		265	286,762
County of Montgomery MD GO
Series A
5.00%, 07/01/19		410	441,845
5.00%, 08/01/19		430	464,705
5.00%, 07/01/23	(PR 07/01/19)	1,070	1,153,770
County of Prince George’s MD GOL Series C
5.00%, 08/01/19		150	162,106

209

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Maryland Economic Development Corp. RB
4.00%, 06/01/19		$20	$21,104
Maryland State Transportation Authority RB
4.00%, 07/01/19		60	63,474
Series A
5.00%, 07/01/19		310	334,078
State of Maryland Department of Transportation RB
5.00%, 06/01/19		100	107,423
State of Maryland GO
Second Series
3.00%, 08/01/19		225	233,665
4.00%, 08/01/19		80	84,810
4.50%, 08/01/19		350	374,647
Second Series A
5.00%, 08/01/19		380	410,670
Second Series E
5.00%, 08/01/19		560	605,198
Series B
4.50%, 08/01/19		475	508,449
5.00%, 08/01/19		250	270,177
5.00%, 08/01/20	(PR 08/01/19)	250	270,275
5.00%, 08/01/21	(PR 08/01/19)	275	297,302
5.00%, 08/01/23	(PR 08/01/19)	1,530	1,654,083
5.25%, 08/15/19		330	358,829
Series C
5.00%, 08/01/19		410	443,091
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19		895	961,785
Series A
4.00%, 06/01/19		200	211,134

			11,338,044
MASSACHUSETTS — 4.46%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
5.00%, 06/15/19		360	387,724
Commonwealth of Massachusetts GOL
Series 9
4.00%, 08/01/19		150	158,950

Security		Principal (000s)	Value
Series A
5.25%, 08/01/19		$340	$369,029
Series B
4.00%, 08/01/19		600	635,802
5.00%, 07/01/19		90	96,953
5.00%, 08/01/19		990	1,069,437
Series C
5.00%, 08/01/19		390	421,294
Series D
5.50%, 08/01/19		150	163,578
5.50%, 08/01/19	(NPFGC-IBC)	100	109,052
Commonwealth of Massachusetts RB Series A
5.50%, 06/01/19	(AGM)	160	173,472
Massachusetts Bay Transportation Authority RB
Series A
5.25%, 07/01/19		575	622,380
Series B
5.25%, 07/01/19		695	752,268
Series C
5.25%, 07/01/19		120	129,888
5.50%, 07/01/19		140	152,228
Series D
5.00%, 07/01/19		125	134,683
Massachusetts Clean Water Trust (The) RB
3.00%, 08/01/19		25	25,963
5.00%, 08/01/19		115	124,282
5.25%, 08/01/19		340	369,189
Series 14
5.00%, 08/01/19		75	81,053
Series 15-A
5.00%, 08/01/19		265	286,388
Series A
5.25%, 08/01/19		690	749,236
Massachusetts Development Finance Agency RB Series S
5.00%, 07/01/19		65	70,021
Massachusetts Port Authority RB Series B
5.00%, 07/01/19		10	10,773

210

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

June 30, 2017

Security	Principal (000s)	Value
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/19	$200	$212,268
5.00%, 08/15/19	525	568,202
Series C
5.00%, 08/15/19	155	167,755
Massachusetts Water Resources Authority RB
Series B
5.00%, 08/01/19	595	643,641
Series J
5.25%, 08/01/19	(AGM)	70	76,083

8,761,592
MICHIGAN — 0.47%
Michigan Finance Authority RB Series A
5.00%, 07/01/19	655	705,736
Michigan State University RB Series A
4.00%, 08/15/19	210	222,745

928,481
MINNESOTA — 1.73%
Metropolitan Council GO Series B
5.00%, 09/01/19	175	189,655
State of Minnesota COP
5.00%, 06/01/19	125	134,118
State of Minnesota GO
5.00%, 08/01/19	290	313,278
5.00%, 08/01/19	(ETM)	5	5,401
Series A
5.00%, 08/01/19	270	291,673
Series B
5.00%, 08/01/19	700	756,189
Series C
5.00%, 08/01/19	345	372,693
Series D
5.00%, 08/01/19	370	399,700
Series E
4.00%, 08/01/19	190	201,345
5.00%, 08/01/19	445	480,720

Security	Principal (000s)	Value
Series F
4.00%, 08/01/19	$65	$68,881
Series G
5.00%, 08/01/19	60	64,816
State of Minnesota RB Series A
5.00%, 06/01/19	100	107,433

		3,385,902
MISSOURI — 0.54%
City of Springfield MO Public Utility Revenue RB
5.00%, 08/01/19	140	151,263
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/19	150	161,587
5.25%, 07/01/19	160	173,218
Series B
5.00%, 07/01/19	525	565,556

		1,051,624
MONTANA — 0.06%
Montana Department of Transportation RB
4.00%, 06/01/19	110	115,708

		115,708
NEBRASKA — 0.14%
City of Lincoln NE Water Revenue RB
4.00%, 08/15/19	85	90,177
Nebraska Public Power District RB
5.00%, 07/01/19	175	188,265

		278,442
NEVADA — 2.43%
Clark County School District GOL
Series A
5.00%, 06/15/19	735	788,545
Series B
5.00%, 06/15/19	380	407,683
Series C
5.00%, 06/15/19	50	53,643
Clark County Water Reclamation District GOL
5.00%, 07/01/19	60	64,622

211

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Series A
5.25%, 07/01/34	(PR 07/01/19)	$400	$433,044
5.25%, 07/01/38	(PR 07/01/19)	700	757,827
County of Clark Department of Aviation RB
5.00%, 07/01/19		95	101,926
Series C
5.00%, 07/01/19		200	214,830
Series D
4.50%, 07/01/19		145	154,531
County of Clark NV GOL Series A
5.00%, 07/01/19		250	269,157
County of Clark NV RB
5.00%, 07/01/19		340	365,983
Series B
5.00%, 07/01/19		170	182,781
Nevada System of Higher Education RB Series B
4.00%, 07/01/19		200	210,804
State of Nevada GOL
5.00%, 06/01/19		30	32,218
5.00%, 08/01/19		155	167,403
Series A
5.00%, 08/01/19		100	108,002
Series B
5.00%, 08/01/19		115	124,202
Series C
5.00%, 06/01/19		200	214,786
5.00%, 08/01/19		100	108,002

			4,759,989
NEW HAMPSHIRE — 0.78%
New Hampshire Municipal Bond Bank RB Series A
5.00%, 08/15/19		590	638,529
State of New Hampshire GO
Series A
5.00%, 07/01/19		530	570,397
Series B
4.00%, 06/01/19		250	263,575
State of New Hampshire RB
5.00%, 09/01/19		50	53,936

			1,526,437

Security		Principal (000s)	Value
NEW JERSEY — 1.97%
New Jersey Building Authority RB
Series A
5.00%, 06/15/19		$135	$141,570
5.00%, 06/15/19	(ETM)	15	16,141
New Jersey Economic Development Authority RB
0.00%, 07/01/19	(NPFGC)	55	52,872
4.00%, 06/15/19		50	51,556
5.00%, 06/15/19		115	121,713
5.25%, 09/01/19		25	26,412
5.25%, 09/01/19	(ETM)	75	81,647
Series PP
5.00%, 06/15/19		270	283,141
Series UU
4.00%, 06/15/19		50	51,483
5.00%, 06/15/19		160	167,787
Series XX
5.00%, 06/15/19		250	262,168
New Jersey Educational Facilities Authority RB Series B
4.75%, 07/01/19		380	407,713
New Jersey Environmental Infrastructure Trust RB
Series A
5.25%, 09/01/19		80	87,012
Series C
5.00%, 09/01/19		25	27,058
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/19	(SAP)	100	104,913
Series A-1
5.00%, 06/15/19		450	473,387
Series AA
5.00%, 06/15/19		75	78,685
Series B
5.00%, 06/15/19		100	104,913
State of New Jersey COP Series A
5.00%, 06/15/19	(ETM)	25	26,896
State of New Jersey GO
5.00%, 06/01/19		260	276,812
5.00%, 08/01/19		135	144,416

212

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Series H
5.25%, 07/01/19		$250	$268,070
Series L
5.25%, 07/15/19	(AMBAC)	245	263,005
Series N
5.50%, 07/15/19	(NPFGC)	65	70,186
Series Q
5.00%, 08/15/19		255	273,069

			3,862,625
NEW MEXICO — 1.30%
City of Albuquerque NM GO Series A
4.00%, 07/01/19		135	142,761
City of Albuquerque NM RB Series B
5.00%, 07/01/19		35	37,660
New Mexico Finance Authority RB
4.00%, 06/15/19		855	903,325
Series C
5.00%, 06/01/19		75	80,589
Series D
5.00%, 06/01/19		300	322,356
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/19		345	371,579
Series B
5.00%, 07/01/19		650	698,737

			2,557,007
NEW YORK — 8.56%
City of New York NY GO
Series 1
5.00%, 08/01/19		535	577,024
Series A
5.00%, 08/01/19		830	895,196
Series A-1
5.00%, 08/01/19		285	307,387
Series B
4.00%, 08/01/19		465	491,970
5.00%, 08/01/19		1,115	1,202,583
Series C
4.00%, 08/01/19		465	491,970
5.00%, 08/01/19		840	905,982

Security		Principal (000s)	Value
Series D
5.00%, 08/01/19		$345	$372,100
Series E
4.00%, 08/01/19		140	148,120
5.00%, 08/01/19		420	452,991
Series G
5.00%, 08/01/19		175	188,746
Series H
5.00%, 08/01/19		155	167,175
Series I
4.00%, 08/01/19		150	158,700
5.00%, 08/01/19		470	506,919
Series I-1
5.00%, 08/01/19		710	765,770
Series J
5.00%, 08/01/19		470	506,918
Series K
4.00%, 08/01/19		200	211,600
5.00%, 08/01/19		605	652,523
County of Orange NY GOL Series B
4.00%, 07/01/19		50	52,640
County of Westchester NY GOL Series B
5.00%, 07/01/19		115	123,979
Long Island Power Authority RB
0.00%, 06/01/19	(AGM)	120	116,473
Monroe County Industrial Development Corp./NY RB Series A
5.00%, 07/01/19		115	123,765
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/19	(SAW)	335	354,189
5.00%, 07/15/19	(SAW)	100	107,782
Series S-1A
4.00%, 07/15/19	(SAW)	200	211,456
5.00%, 07/15/19	(SAW)	400	431,128
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/19	(ETM)	100	108,089

213

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Series A-1
4.00%, 08/01/19		$165	$174,676
5.00%, 08/01/19		255	275,415
Series A-3
5.00%, 08/01/19	(ETM)	155	167,371
Series B-1
5.00%, 08/01/19		115	124,207
New York City Water & Sewer System RB
Series EE
5.00%, 06/15/19		320	344,400
Series GG
5.00%, 06/15/19		100	107,625
New York State Dormitory Authority RB
3.00%, 07/01/19		150	155,237
5.00%, 07/01/19		295	317,361
5.00%, 07/01/19	(SAP)	130	139,962
5.50%, 07/01/19	(NPFGC)	130	141,246
Series A
5.00%, 07/01/19		770	829,282
Series D
3.50%, 06/15/19		220	230,395
4.50%, 06/15/19		380	404,996
5.00%, 06/15/19		110	118,477
Series E
5.00%, 08/15/19		400	433,292
New York State Environmental Facilities Corp. RB
5.00%, 06/15/19		695	748,272
Series A
5.00%, 06/15/19		895	963,602
5.00%, 08/15/19		150	162,417
Port Authority of New York & New Jersey RB Fifth Series
5.20%, 09/01/19		115	125,138
Town of Hempstead NY GOL
4.00%, 08/15/19		200	212,234

			16,808,780
NORTH CAROLINA — 2.50%
City of Charlotte NC GO
Series A
5.00%, 07/01/19		255	274,806

Security	Principal (000s)	Value
Series C
5.00%, 06/01/19	$50	$53,731
City of Charlotte NC Water & Sewer System Revenue RB
4.00%, 07/01/19	130	137,527
Series B
4.00%, 07/01/19	20	21,158
5.00%, 07/01/19	305	328,689
City of Durham NC GO Series C
5.00%, 07/01/19	115	123,932
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/19	55	59,332
Series A
5.00%, 06/01/19	310	332,949
City of Raleigh NC GO Series A
5.00%, 09/01/19	65	70,443
City of Winston-Salem NC Water & Sewer System Revenue RB Series A
4.00%, 06/01/19	100	105,509
County of Buncombe NC RB
5.00%, 06/01/19	190	204,009
Series A
5.00%, 06/01/19	155	166,428
County of Forsyth NC GO Series E
4.00%, 07/01/19	175	185,133
County of Mecklenburg NC GO
Series A
4.00%, 08/01/19	280	296,836
5.00%, 08/01/19	130	140,492
5.00%, 09/01/19	200	216,748
County of New Hanover NC GO
5.00%, 06/01/19	50	53,731
Series A
4.00%, 08/01/19	50	53,007
5.00%, 08/01/19	25	27,018
North Carolina Turnpike Authority RB
5.00%, 07/01/19	100	107,725

214

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

June 30, 2017

Security	Principal (000s)	Value
State of North Carolina GO
Series A
5.00%, 06/01/19	$1,175	$1,262,678
Series B
5.00%, 06/01/19	525	564,175
Town of Cary NC GO Series B
4.00%, 06/01/19	110	116,124

		4,902,180
OHIO — 2.14%
City of Columbus OH GO
Series 1
5.00%, 07/01/19	175	188,555
Series 2012-3
5.25%, 08/15/19	150	163,038
Series A
5.00%, 06/01/19	100	107,442
5.00%, 07/01/19	200	215,450
5.00%, 08/15/19	370	400,222
City of Columbus OH GOL Series B
3.00%, 07/01/19	200	207,426
County of Franklin OH GOL
1.50%, 06/01/19	110	110,808
Miami University/Oxford OH RB
5.00%, 09/01/19	210	227,081
Ohio State University (The) RB Series A
5.00%, 06/01/19	125	134,440
Ohio State Water Development Authority RB Series B
5.00%, 06/01/19	110	118,351
Ohio Water Development Authority RB Series C
5.00%, 06/01/19	145	156,008
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.25%, 06/01/19	135	145,835
State of Ohio Department of Administration COP
5.00%, 09/01/19	100	108,141

Security		Principal (000s)	Value
State of Ohio GO
5.00%, 08/01/19		$55	$59,425
Series A
5.00%, 08/01/19		100	108,046
Series B
5.00%, 06/15/19		35	37,653
5.00%, 08/01/19		660	713,097
5.00%, 09/01/19		75	81,257
Series C
5.00%, 08/01/19		815	880,567
University of Cincinnati RB Series C
5.00%, 06/01/19		35	37,574

			4,200,416
OKLAHOMA — 0.75%
Grand River Dam Authority RB Series A
4.00%, 06/01/19		305	321,473
Oklahoma Capital Improvement Authority RB
Series A
2.00%, 07/01/19		50	50,789
5.00%, 07/01/19		180	193,608
Series B
5.00%, 07/01/19		295	316,995
Series C
5.00%, 07/01/19		110	118,202
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/19		435	468,334

			1,469,401
OREGON — 1.15%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/01/19		100	107,572
5.00%, 08/01/19		170	183,787
City of Salem OR GO
5.00%, 06/01/19		105	112,700
Clackamas & Washington Counties School District No. 3 GO Series A
0.00%, 06/15/19	(NPFGC GTD)	230	225,119

215

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Clackamas County School District No. 86 Canby GO Series A
4.00%, 06/15/19	(GTD)	$50	$52,823
Deschutes County Administrative School District No. 1 Bend-La Pine GO
5.00%, 06/15/19	(GTD)	55	59,202
Lane County School District No. 4J Eugene GO
4.00%, 06/15/19	(GTD)	70	73,966
Metro/OR GO
4.00%, 06/01/19		200	211,134
5.00%, 06/01/19		325	349,252
Series A
5.00%, 06/01/19		20	21,492
Port of Portland OR Airport RB Series 23
5.00%, 07/01/19		165	177,474
Portland Community College District GO
5.00%, 06/15/19		340	365,976
State of Oregon GO
Series B
5.00%, 08/01/19		20	21,610
Series O
5.00%, 08/01/19		100	108,049
Tri-County Metropolitan Transportation District of Oregon RB Series A
5.00%, 09/01/19		70	75,951
Washington & Multnomah Counties School District No. 48J Beaverton GO Series B
4.00%, 06/15/19	(GTD)	100	105,666

			2,251,773
PENNSYLVANIA — 3.19%
City of Philadelphia PA Water & Wastewater Revenue RB Series A
5.00%, 06/15/19		100	107,325

Security		Principal (000s)	Value
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/19		$65	$69,715
5.00%, 07/01/19		805	865,858
5.00%, 08/15/19		150	161,980
Second Series
5.00%, 07/01/19		720	774,432
Series D
5.00%, 08/15/19		100	107,987
Third Series
5.38%, 07/01/19	(NPFGC)	405	438,615
County of Bucks PA GO
5.00%, 06/01/19		75	80,627
County of Butler PA GO
5.00%, 07/15/19		75	80,741
County of Chester PA GO
Series C
5.00%, 07/15/19		25	26,951
5.00%, 07/15/19	(ETM)	5	5,394
Delaware County Authority RB
5.00%, 08/01/19		205	220,566
Delaware River Joint Toll Bridge Commission RB Series A
5.50%, 07/01/19	(NPFGC)	100	108,505
Pennsylvania Economic Development Financing Authority RB Series A
5.00%, 07/01/19		1,820	1,961,723
Pennsylvania Higher Educational Facilities Authority RB
Series A
5.00%, 09/01/19	(ETM)	260	281,752
Series AJ
5.00%, 06/15/19		140	150,255
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/19		400	430,072
Pennsylvania Turnpike Commission RB
Series A
5.00%, 06/01/19	(AGC)	150	160,333
Series B
4.00%, 06/01/19		100	104,789
5.00%, 06/01/19		125	133,344

			6,270,964

216

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

June 30, 2017

Security	Principal (000s)	Value
RHODE ISLAND — 0.23%
Rhode Island Health & Educational Building Corp. RB
5.00%, 09/01/19	$125	$135,485
State of Rhode Island GO Series A
5.00%, 08/01/19	300	324,072

459,557
SOUTH CAROLINA — 0.23%
County of Charleston SC GO Series A
5.50%, 08/01/19	50	54,549
South Carolina State Ports Authority RB
5.00%, 07/01/19	50	53,502
State of South Carolina GO
Series A
5.00%, 06/01/19	300	322,386
5.00%, 07/01/19	(SAW)	20	21,553

451,990
TENNESSEE — 1.26%
City of Memphis TN GO Series D
3.63%, 07/01/19	100	105,009
County of Sumner TN GO
5.00%, 06/01/19	40	42,973
Metropolitan Government of Nashville & Davidson County TN GO
Series A
5.00%, 07/01/19	210	226,353
Series D
4.00%, 07/01/19	710	750,818
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/19	105	112,677
Metropolitan Nashville Airport Authority (The) RB Series A
5.25%, 07/01/19	(AGC)	150	162,018
State of Tennessee GO
Series A
5.00%, 08/01/19	825	891,759
5.00%, 09/01/19	175	189,693

2,481,300

Security		Principal (000s)	Value
TEXAS — 7.98%
Austin Community College District GOL
3.00%, 08/01/19		$80	$82,994
5.00%, 08/01/19		145	156,384
Austin Independent School District GO
Series A
4.00%, 08/01/19	(PSF)	170	180,326
Series B
5.00%, 08/01/19		150	162,187
Central Texas Turnpike System RB
Series A
0.00%, 08/15/19	(AMBAC)	90	87,100
0.00%, 08/15/19	(ETM) (AMBAC)	25	24,306
City of Arlington TX GOL
3.00%, 08/15/19		135	140,307
City of Austin TX GOL
5.00%, 09/01/19		520	564,053
Series A
5.00%, 09/01/19		135	146,507
City of Brownsville TX Utilities System Revenue RB
5.00%, 09/01/19		100	107,783
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/19		355	381,802
City of El Paso TX GOL
5.00%, 08/15/19		115	124,236
City of Houston TX Airport System Revenue RB Series B
5.00%, 07/01/19		50	53,512
City of Houston TX RB Series A
5.25%, 09/01/19		75	81,147
City of Irving TX Waterworks & Sewer System Revenue RB
5.00%, 08/15/19		20	21,619
City of San Antonio TX GOL
4.00%, 08/01/19		75	79,523
Series A
5.00%, 08/01/19		210	226,987

217

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
County of Bexar TX GOL
5.00%, 06/15/19		$465	$499,867
Series A
4.50%, 06/15/19		20	21,306
5.00%, 06/15/19		150	161,247
County of Denton TX GOL
4.00%, 07/15/19		70	74,039
County of Harris TX GO Series C
5.25%, 08/15/19	(AGM)	25	27,188
County of Harris TX GOL Series C
5.25%, 08/15/19		70	76,127
County of Harris TX RB
Series A
5.00%, 08/15/19		200	216,326
Series C
5.00%, 08/15/19		410	443,468
County of Tarrant TX GOL
5.00%, 07/15/19		355	383,144
Dallas Independent School District GO
5.00%, 08/15/19	(PSF)	220	237,862
Denton Independent School District GO
4.00%, 08/15/19	(PSF)	85	90,121
5.00%, 08/15/19	(PSF)	125	135,149
Eanes Independent School District GO
4.00%, 08/01/19	(PSF)	70	74,147
El Paso Independent School District GO
5.00%, 08/15/19	(PSF)	40	43,197
Fort Bend Independent School District GO
5.00%, 08/15/19	(PSF)	130	140,555
Frisco Independent School District GO Series B
5.00%, 08/15/19	(PSF)	245	264,580
Grapevine-Colleyville Independent School District GO
Series A
4.00%, 08/15/19		165	174,941
5.00%, 08/15/19	(PSF)	110	118,931

Security		Principal (000s)	Value
Series B
4.00%, 08/15/19		$55	$58,314
Keller Independent School District/TX GO
0.00%, 08/15/19	(PSF)	50	48,609
Klein Independent School District GO Series A
4.00%, 08/01/19	(PSF)	165	174,775
Leander Independent School District GO
4.00%, 08/15/19	(PSF)	555	588,439
Series D
0.00%, 08/15/19	(PSF)	50	48,604
Lewisville Independent School District GO
Series A
4.00%, 08/15/19	(PSF)	215	227,954
5.00%, 08/15/19	(PSF)	390	421,664
Series B
4.00%, 08/15/19		100	106,003
Mesquite Independent School District GO
Series B
4.00%, 08/15/19	(PSF)	165	174,941
5.00%, 08/15/19	(PSF)	10	10,812
North East Independent School District/TX GO Series A
5.00%, 08/01/19	(PSF)	320	345,539
North Texas Municipal Water District RB
5.00%, 06/01/19		440	472,373
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/19		400	433,283
Northside Independent School District GO
4.00%, 08/15/19	(PSF)	100	106,025
5.00%, 08/15/19	(PSF)	650	702,773
Permanent University Fund – Texas A&M University System RB
5.00%, 07/01/19		135	145,345
Series A
5.00%, 07/01/19		460	495,250

218

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

June 30, 2017

Security	Principal (000s)	Value
Round Rock Independent School District GO
5.00%, 08/01/19	(PSF)	$100	$107,981
Series A
5.00%, 08/01/19	175	188,967
Seguin Independent School District GO
5.00%, 08/15/19	125	134,990
Socorro Independent School District GO Series A
5.00%, 08/15/19	(PSF)	110	118,791
South San Antonio Independent School District/TX GO
5.00%, 08/15/19	(PSF)	100	107,992
State of Texas GO
5.00%, 08/01/19	60	64,853
Series B
5.00%, 08/01/19	535	578,276
Series C
5.00%, 08/01/19	180	194,715
Series C-1
5.00%, 08/01/19	100	108,089
Series E
4.50%, 08/01/19	335	358,651
Series F
5.00%, 08/01/19	100	108,175
Tarrant Regional Water District RB
5.00%, 09/01/19	265	287,467
6.00%, 09/01/19	100	110,458
Texas Water Development Board RB Subseries A-1
4.00%, 07/15/19	295	312,260
University of Texas System (The) RB
Series A
4.00%, 08/15/19	515	545,720
5.00%, 08/15/19	280	302,629
Series B
4.00%, 08/15/19	125	132,456
5.00%, 08/15/19	500	540,290
5.25%, 08/15/19	50	54,291
Series C
5.00%, 08/15/19	650	702,476
Series D
4.25%, 08/15/19	220	234,274

15,657,472

Security		Principal (000s)	Value
UTAH — 1.24%
Intermountain Power Agency RB Series A
5.00%, 07/01/19		$315	$338,162
Metropolitan Water District of Salt Lake & Sandy RB Series A
5.00%, 07/01/19		110	118,498
State of Utah GO
5.00%, 07/01/19		100	107,787
Series A
5.00%, 07/01/19		1,315	1,417,399
Series C
5.00%, 07/01/19		115	123,955
University of Utah (The) RB Series A
5.00%, 08/01/19		150	161,938
Utah Transit Authority RB Series A
5.25%, 06/15/19		80	86,580
Series C
5.25%, 06/15/19	(AGM)	70	75,643

			2,429,962
VERMONT — 0.03%
State of Vermont GO Series F
5.00%, 08/15/19		50	54,117

			54,117
VIRGINIA — 2.95%
City of Alexandria VA GO Series A
4.50%, 06/15/19	(SAW)	50	53,310
City of Newport News VA GO Series B
5.00%, 07/01/19		250	269,468
City of Richmond VA GO
Series B
5.00%, 07/15/19		250	269,345
Series C
4.00%, 07/15/19	(SAW)	25	26,468
Commonwealth of Virginia GO
Series A
5.00%, 06/01/19		300	322,338

219

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Series B
5.00%, 06/01/19		$115	$123,563
Series D
5.00%, 06/01/19		100	107,446
County of Arlington VA GO
Series A
4.00%, 08/01/19		100	105,988
5.00%, 08/01/19		225	243,101
Series C
4.00%, 08/15/19		75	79,568
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/19		120	129,463
Virginia Beach Development Authority RB Series B
5.00%, 07/15/19		100	107,886
Virginia College Building Authority RB
Series 2
5.00%, 09/01/19		250	270,857
Series A
5.00%, 09/01/19		75	81,257
Series B
5.00%, 09/01/19		570	617,555
Virginia Public Building Authority RB
Series 2013A
5.00%, 08/01/19		130	140,459
Series A
5.00%, 08/01/19		525	567,236
Series B
4.00%, 08/01/19		50	52,994
Series D
5.00%, 08/01/19		150	162,068
Virginia Public School Authority RB
Series A
5.00%, 08/01/19	(SAW)	425	459,011
Series B
4.00%, 08/01/19	(SAW)	225	238,426
5.00%, 08/01/19		200	216,048
Series C
4.00%, 08/01/19	(SAW)	335	354,989
5.00%, 08/01/19	(SAW)	580	626,539
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19		150	161,193

			5,786,576

Security		Principal (000s)	Value
WASHINGTON — 5.48%
City of Seattle WA GOL
Series A
5.00%, 06/01/19		$90	$96,833
Series B
5.00%, 08/01/19		280	303,010
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 07/01/19		330	355,562
Series A
5.00%, 06/01/19		90	96,690
City of Seattle WA Water System Revenue RB Series B
4.50%, 08/01/19		85	90,964
County of King WA GOL Series B
5.00%, 06/01/19		290	311,382
County of King WA Sewer Revenue RB Series B
4.00%, 07/01/19		175	185,061
County of Pierce WA GOL Series A
5.00%, 08/01/19		75	80,840
Energy Northwest RB Series A
5.00%, 07/01/19		1,635	1,761,647
Pierce County School District No. 403 Bethel GO
5.00%, 06/01/19	(GTD)	455	488,279
Port of Seattle WA RB
Series A
5.25%, 07/01/19	(NPFGC)	145	156,317
Series B
5.00%, 06/01/19		395	423,472
State of Washington COP
4.00%, 07/01/19		100	105,423
Series A
5.00%, 07/01/19		95	102,103
Series B
5.00%, 07/01/19		100	107,477

220

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
State of Washington GO
4.00%, 07/01/19		$650	$687,505
5.00%, 07/01/19		1,095	1,179,818
Series 2010B
5.00%, 08/01/19		95	102,643
5.00%, 08/01/25	(PR 08/01/19)	350	378,462
Series 2010C
5.00%, 08/01/19		35	37,816
Series 2012-A
5.00%, 07/01/19		105	113,133
Series 2013A
5.00%, 08/01/19		75	81,034
Series A
5.00%, 08/01/19		560	605,052
Series B
5.00%, 07/01/19		520	560,279
Series B-2
5.00%, 08/01/19		300	324,135
Series D
5.00%, 07/01/19		100	107,746
Series R
5.00%, 07/01/19		580	624,926
Series R-2015
5.00%, 07/01/19		55	59,260
Series R-2015-C
5.00%, 07/01/19		280	301,689
Series R-2015-D
5.00%, 07/01/19		50	53,873
Series R-2017-A
4.00%, 08/01/19		230	243,772
State of Washington RB
5.00%, 09/01/19		415	448,632
Washington County School District No. 1 West Union GO
4.00%, 06/15/19	(GTD)	165	174,316

			10,749,151
WISCONSIN — 1.88%
City of Milwaukee WI Sewerage System Revenue RB
Series S-1
5.00%, 06/01/19		100	107,413
Series S-7
5.00%, 06/01/19		260	279,274

Security		Principal Shares (000s)	Value
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
4.00%, 06/01/19	(ETM)	$65	$68,506
5.00%, 06/01/19	(ETM)	145	155,768
Series 2
5.00%, 06/01/19	(ETM)	350	375,991
Series 4
5.00%, 06/01/19	(ETM)	165	177,253
State of Wisconsin Environmental Improvement Fund Revenue RB Series A
5.00%, 06/01/19		500	537,760
State of Wisconsin RB Series 1
4.00%, 07/01/19		435	460,008
Wisconsin Department of Transportation RB
Series 1
4.00%, 07/01/19		140	148,135
5.00%, 07/01/19		355	382,644
Series 2
4.00%, 07/01/19		50	52,905
Series I
5.00%, 07/01/19	(NPFGC)	770	829,960
WPPI Energy RB Series A
5.00%, 07/01/19		105	112,678

			3,688,295

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $193,966,452)			194,176,105

SHORT-TERM INVESTMENTS — 1.33%

MONEY MARKET FUNDS — 1.33%
BlackRock Liquidity Funds: MuniCash
0.70%[a,b]		2,619	2,619,700

			2,619,700

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,619,687)			2,619,700

221

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

June 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 100.25% (Cost: $196,586,139)[c]	$196,795,805
Other Assets, Less Liabilities — (0.25)%	(496,721)

NET ASSETS — 100.00%	$196,299,084

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MT  —  Mandatory Tender

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $196,586,153. Net unrealized appreciation was $209,652, of which $360,710 represented gross unrealized appreciation on securities and $151,058 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$194,176,105	$—	$194,176,105
Money market funds	2,619,700	—	—	2,619,700

Total	$2,619,700	$194,176,105	$—	$196,795,805

222

Schedule of Investments (Unaudited)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.83%

ALABAMA — 0.92%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20		$530	$590,609
Alabama Public School & College Authority RB Series C
5.00%, 09/01/20		135	150,501
Auburn University RB
5.00%, 06/01/20		20	22,168
City of Huntsville AL GO
4.00%, 09/01/20		145	157,287
Series A
4.00%, 09/01/20		75	81,453
5.00%, 08/01/20		40	44,570
State of Alabama GO Series A
5.00%, 08/01/20		580	646,260
University of Alabama (The) RB Series A
5.00%, 07/01/20		95	105,615

			1,798,463
ALASKA — 0.38%
Alaska Municipal Bond Bank Authority RB Series Three
5.00%, 09/01/20	(MO)	25	27,717
Municipality of Anchorage AK GO
Series B
5.00%, 09/01/20		25	27,744
5.00%, 09/01/20	(NPFGC)	130	144,270
State of Alaska GO
Series A
4.00%, 08/01/20		370	399,300
5.00%, 08/01/20		25	27,733
Series B
5.00%, 08/01/20		110	122,024

			748,788
ARIZONA — 5.28%
Arizona Board of Regents COP
Series B
5.00%, 06/01/20		65	71,588

Security		Principal (000s)	Value
Series C
5.00%, 06/01/20		$70	$77,095
Arizona Board of Regents University RB Series B
4.00%, 06/01/20		115	124,209
Arizona School Facilities Board COP Series A
5.00%, 09/01/20		320	355,654
Arizona State University RB
Series A
5.00%, 07/01/20		50	55,587
Series C
5.00%, 07/01/20		85	94,498
Arizona Transportation Board RB
4.00%, 07/01/20		220	238,251
Series A
5.00%, 07/01/20		100	111,018
5.00%, 07/01/22	(PR 07/01/20)	1,485	1,652,805
5.00%, 07/01/23	(PR 07/01/20)	125	139,125
City of Chandler AZ Water & Sewer Revenue RB
4.00%, 07/01/20		80	86,562
City of Flagstaff AZ GOL Series B
5.00%, 07/01/20		35	38,856
City of Mesa AZ RB
5.00%, 07/01/20	(AGM)	25	27,739
City of Mesa AZ Utility System Revenue RB
5.00%, 07/01/20	(NPFGC)	75	83,240
City of Phoenix AZ GO
4.00%, 07/01/20		515	557,405
City of Phoenix AZ GOL Series C
4.00%, 07/01/20		150	162,351
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/20		30	31,543
4.00%, 07/01/20		30	32,424
5.00%, 07/01/20		1,205	1,338,611
5.25%, 07/01/20	(NPFGC)	35	39,191

223

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

June 30, 2017

Security	Principal (000s)	Value
Series A
3.50%, 07/01/20	$160	$169,846
5.00%, 07/01/20	260	287,697
Series B
5.00%, 07/01/20	505	561,747
City of Scottsdale AZ GOL
5.00%, 07/01/20	55	61,250
City of Tempe AZ GO Series C
5.00%, 07/01/20	40	44,395
City of Tempe AZ GOL
Series B
4.00%, 07/01/20	160	172,878
5.00%, 07/01/20	170	188,678
Series C
4.00%, 07/01/20	55	59,427
City of Tucson AZ GOL Series A
4.00%, 07/01/20	45	48,567
County of Pima AZ RB
5.00%, 07/01/20	140	155,600
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/20	85	94,498
5.00%, 07/01/20	(AGM)	195	216,789
Series A
5.00%, 07/01/20	440	489,166
County of Pinal AZ RB
5.00%, 08/01/20	25	27,612
Maricopa County Community College District GO
5.00%, 07/01/20	635	706,355
Series D
4.00%, 07/01/20	520	563,139
Maricopa County High School District No. 210-Phoenix GO
5.25%, 07/01/20	(AGM)	140	156,453
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/20	195	216,668
Pima County Regional Transportation Authority RB
5.00%, 06/01/20	50	55,434

Security		Principal (000s)	Value
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/20		$150	$167,045
State of Arizona COP
5.00%, 09/01/20		300	333,624
State of Arizona Lottery Revenue RB Series A
5.00%, 07/01/20	(AGM)	80	88,764
Yavapai County Community College District GOL
3.00%, 07/01/20		150	157,532

			10,340,916
ARKANSAS — 0.14%
State of Arkansas GO
4.00%, 06/15/20		250	270,540

			270,540
CALIFORNIA — 13.29%
91 Express Lanes Toll Road RB
5.00%, 08/15/20		95	106,195
Acalanes Union High School District GO
4.00%, 08/01/20		50	54,345
Alameda Unified School District-Alameda County/CA GO Series A
0.00%, 08/01/20	(AGM)	200	190,770
California Educational Facilities Authority RB
5.25%, 09/01/20	(AMBAC)	85	95,861
California State Public Works Board RB
5.00%, 06/01/20		330	365,699
Series A
5.00%, 06/01/20		100	110,818
5.00%, 09/01/20		450	502,366
Series D
5.00%, 09/01/20		60	66,982
Series F
5.00%, 09/01/20		155	173,037
Series G
5.00%, 09/01/20		150	167,455

224

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Cerritos Community College District GO Series A
5.00%, 08/01/20		$65	$72,614
Chaffey Community College District GO Series A
5.00%, 06/01/20		95	105,523
City & County of San Francisco CA GO
5.00%, 06/15/20		50	55,700
Series R1
5.00%, 06/15/20		540	601,554
City of Burbank CA Electric Revenue RB Series A
5.00%, 06/01/20		145	161,062
City of Los Angeles CA GO
Series A
5.00%, 09/01/20		80	89,602
Series B
5.00%, 09/01/20		435	487,209
City of Los Angeles CA Wastewater System Revenue RB Series A
5.00%, 06/01/20		390	433,447
City of Pasadena CA Electric Revenue RB Series A
4.00%, 06/01/20		105	113,471
City of Santa Clara CA Electric Revenue RB Series A
5.00%, 07/01/20		25	27,755
Clovis Unified School District GO Series A
0.00%, 08/01/20	(NPFGC)	100	95,239
Coast Community College District GO
0.00%, 08/01/20	(NPFGC)	125	119,524
Series A
5.00%, 08/01/20		60	67,106
Contra Costa Community College District GO
5.00%, 08/01/20		50	55,857

Security		Principal (000s)	Value
Corona-Norco Unified School District GO Series C
0.00%, 08/01/20	(AGM)	$40	$38,131
Desert Community College District GO
5.00%, 08/01/20		25	27,929
East Bay Municipal Utility District Wastewater System Revenue RB Series A
5.00%, 06/01/20		20	22,202
East Bay Municipal Utility District Water System Revenue RB
Series A
5.00%, 06/01/20		150	166,653
Series B
4.00%, 06/01/20		140	151,533
5.00%, 06/01/20		505	561,065
East Side Union High School District GO
4.00%, 08/01/20		215	233,683
El Camino Community College District GO
5.00%, 08/01/20		50	55,857
Foothill-De Anza Community College District GO
4.00%, 08/01/20		30	32,579
5.25%, 08/01/20	(NPFGC)	105	118,230
Fremont Unified School District/Alameda County CA GO Series B
5.00%, 08/01/20		20	22,343
Garden Grove Unified School District GO Series A
0.00%, 08/01/20		25	23,846
Grossmont Union High School District GO
4.00%, 08/01/20		25	27,149
Huntington Beach Union High School District GO
5.00%, 08/01/20		130	145,228
Livermore-Amador Valley Water Management Agency RB
5.00%, 08/01/20		75	83,471

225

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

June 30, 2017

Security	Principal (000s)	Value
Long Beach Community College District GO Series B
4.00%, 08/01/20	$25	$27,149
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/20	235	262,756
Series C
5.00%, 08/01/20	65	72,677
Series F
5.00%, 08/01/20	280	313,071
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 06/01/20	500	556,630
5.00%, 07/01/20	555	618,351
Series B
5.00%, 06/01/20	180	200,057
5.00%, 07/01/20	220	245,062
Series C
5.00%, 07/01/20	40	44,570
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/20	270	301,279
Los Angeles Department of Water & Power System Revenue RB
Series A
4.00%, 07/01/20	70	76,024
5.00%, 07/01/20	510	568,910
Series B
5.00%, 07/01/20	10	11,155
Series C
4.00%, 07/01/20	100	108,605
Series E
5.00%, 07/01/20	300	334,653
Los Angeles Department of Water RB
Series A
5.00%, 07/01/20	345	384,419
Series B
5.00%, 07/01/20	115	128,140

Security		Principal (000s)	Value
Los Angeles Unified School District/CA GO
Series A
4.00%, 07/01/20		$280	$303,747
5.00%, 07/01/20		550	612,843
Series A-1
5.00%, 07/01/20		60	66,856
Series A-2
4.00%, 07/01/20		50	54,241
Series C
5.00%, 07/01/20		1,050	1,169,973
Series KRY
4.00%, 07/01/20		50	54,241
Los Gatos Union School District/CA GO
4.00%, 08/01/20		45	48,868
Los Rios Community College District GO
5.00%, 08/01/20		75	83,738
Marin Community College District GO
4.00%, 08/01/20		150	162,987
Metropolitan Water District of Southern California RB
Series A
5.00%, 07/01/20		405	451,401
Series C
5.00%, 07/01/20		40	44,583
Series G
5.00%, 07/01/20		165	183,904
Milpitas Redevelopment Agency Successor Agency TA
5.00%, 09/01/20		250	278,267
Morgan Hill Redevelopment Agency Successor Agency TA Series A
5.00%, 09/01/20		100	111,869
Mount Diablo Unified School District/CA GO Series B
5.00%, 07/01/20		80	89,090
Newport Mesa Unified School District GO
0.00%, 08/01/20	(NPFGC)	85	81,276

226

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Oak Grove School District GO Series B-1
0.00%, 08/01/20		$75	$71,495
Ohlone Community College District GO
4.00%, 08/01/20		100	108,690
Palm Springs Unified School District GO
5.00%, 08/01/20		40	44,660
Poway Unified School District GO
5.00%, 08/01/20		110	122,815
Riverside County Flood Control & Water Conservation District RB
5.00%, 09/01/20		75	83,728
Riverside County Transportation Commission RB Series A
5.00%, 06/01/20		35	38,879
Roseville Joint Union High School District GO
4.00%, 08/01/20		100	108,753
Sacramento Municipal Utility District RB
Series B
5.00%, 08/15/20		225	251,514
Series K
5.90%, 07/01/20	(AMBAC)	110	125,428
Series X
5.00%, 08/15/20		215	240,336
Series Y
5.00%, 08/15/20		40	44,714
San Diego Community College District GO
5.00%, 08/01/20		170	190,024
San Diego Public Facilities Financing Authority RB Series A
5.00%, 09/01/20		110	122,947
San Diego Public Facilities Financing Authority Water Revenue RB Series A
5.00%, 08/01/20		35	39,100

Security		Principal (000s)	Value
San Diego Unified School District/CA GO Series R-3
5.00%, 07/01/20		$105	$117,062
San Francisco Bay Area Rapid Transit District GO Series C
5.00%, 08/01/20		140	156,446
San Francisco Bay Area Rapid Transit District RB Series A
4.00%, 07/01/20		185	200,518
San Francisco Unified School District GO Series E
5.00%, 06/15/20		250	278,412
San Gabriel Unified School District GO Series A
5.00%, 08/01/20		75	83,738
San Jose Evergreen Community College District GO Series A
0.00%, 09/01/20	(AMBAC)	205	195,371
San Jose Financing Authority RB Series A
5.00%, 06/01/20		100	110,737
San Mateo County Community College District GO
4.00%, 09/01/20		70	76,206
Series B
0.00%, 09/01/20	(NPFGC)	415	396,379
San Mateo Union High School District GO Series A
5.00%, 09/01/20		385	431,208
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/20		240	261,161
Santa Clara Unified School District GO
5.00%, 07/01/20		50	55,713
Santa Monica Community College District GO
5.00%, 08/01/20		125	139,642

227

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

June 30, 2017

Security	Principal (000s)	Value
Sequoia Union High School District GO
4.00%, 07/01/20	$50	$54,241
Sonoma County Junior College District GO
4.00%, 08/01/20	110	119,559
Sonoma Valley Unified School District GO Series B
5.00%, 08/01/20	245	273,542
South Orange County Public Financing Authority ST Series A
5.00%, 08/15/20	75	82,087
Southern California Public Power Authority RB
4.00%, 07/01/20	135	146,449
5.00%, 07/01/20	490	545,987
Series A
5.00%, 07/01/20	420	467,989
State of California GO
4.00%, 09/01/20	630	684,614
5.00%, 08/01/20	1,390	1,549,684
5.00%, 09/01/20	2,055	2,296,873
Series B
5.00%, 09/01/20	900	1,005,930
Tamalpais Union High School District GO
5.00%, 08/01/20	30	33,514
Ventura County Community College District GO
4.00%, 08/01/20	125	135,863
5.00%, 08/01/20	65	72,614
Whittier Union High School District GO Series C
4.00%, 08/01/20	110	119,559
William S Hart Union High School District GO
4.00%, 09/01/20	100	108,865
Yosemite Community College District GO
0.00%, 08/01/20	(AGM)	165	157,385

26,030,913

Security		Principal (000s)	Value
COLORADO — 0.43%
City & County of Denver CO GO Series D
5.00%, 08/01/20	(ETM)	$20	$22,314
E-470 Public Highway Authority RB
Series A
5.00%, 09/01/20		100	110,387
Series B
0.00%, 09/01/20	(NPFGC)	50	47,219
Regional Transportation District COP Series A
5.00%, 06/01/20		160	176,677
University of Colorado RB
Series A
5.00%, 06/01/20		185	205,219
Series B
5.00%, 06/01/20		245	271,776

			833,592
CONNECTICUT — 1.08%
State of Connecticut Clean Water Fund – State Revolving Fund RB Series B
5.00%, 07/01/20		170	189,103
State of Connecticut GO
Series B
5.25%, 06/01/20	(AMBAC)	220	242,403
Series C
5.00%, 06/01/20		285	311,032
Series D
5.00%, 06/15/20		155	169,333
Series E
5.00%, 08/15/20		100	109,704
5.00%, 09/01/20		200	219,646
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 08/01/20		220	242,361
5.00%, 09/01/20		105	115,918
Series B
5.00%, 09/01/20		335	369,833
Town of Darien CT GO
4.00%, 08/01/20		40	43,425

228

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
University of Connecticut RB Series A
5.00%, 08/15/20		$95	$105,159

			2,117,917
DELAWARE — 0.71%
County of New Castle DE GO
Series A
5.00%, 07/15/20		125	139,331
Series B
5.00%, 07/15/20		130	144,905
Delaware Transportation Authority RB
5.00%, 07/01/20		415	461,895
5.00%, 09/01/20		60	66,889
Series 2014
5.00%, 07/01/20		175	194,775
State of Delaware GO
5.00%, 07/01/20		95	105,764
Series A
4.00%, 08/01/20		150	162,893
5.00%, 07/01/20		100	111,331

			1,387,783
DISTRICT OF COLUMBIA — 0.68%
District of Columbia GO
Series A
5.00%, 06/01/20		265	293,882
Series B
5.25%, 06/01/20	((AGM-CR, SGI))	305	340,423
5.25%, 06/01/20	(SGI)	240	267,874
Series D
5.00%, 06/01/20		200	221,798
Series E
5.00%, 06/01/20		185	205,163

			1,329,140
FLORIDA — 6.39%
County of Hillsborough FL RB
5.00%, 08/01/20		165	183,991
County of Miami-Dade FL GO
4.00%, 07/01/20		65	70,252
Series B
5.00%, 07/01/20		130	144,323
County of Miami-Dade FL Transit System RB
5.00%, 07/01/20		355	393,117

Security	Principal (000s)	Value
County of Palm Beach FL GO
5.00%, 07/01/20	$110	$122,430
5.00%, 08/01/20	200	223,170
County of Palm Beach FL RB
4.00%, 06/01/20	90	97,234
5.00%, 06/01/20	155	171,893
Florida Department of Environmental Protection RB
5.00%, 07/01/20	785	872,229
Series A
5.00%, 07/01/20	75	83,334
Series B
5.00%, 07/01/20	190	211,113
Florida Water Pollution Control Financing Corp. RB Series A
5.00%, 07/15/20	330	366,980
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/20	480	533,937
Series B
5.00%, 07/01/20	370	411,577
Series C
5.00%, 07/01/20	25	27,809
Hillsborough County School Board COP Series A
5.00%, 07/01/20	75	83,240
Lee County School Board COP
5.00%, 08/01/20	50	55,535
Leon County School District RB
5.00%, 09/01/20	325	361,137
Miami-Dade County Expressway Authority RB Series A
5.00%, 07/01/20	390	430,415
Orange County School Board COP Series D
5.00%, 08/01/20	370	411,433
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/20	280	309,627
Series B
5.00%, 07/01/20	195	215,633

229

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

June 30, 2017

Security	Principal (000s)	Value
Palm Beach County School District COP
Series A
5.00%, 08/01/20	$200	$221,948
Series B
5.00%, 08/01/20	145	160,912
Series C
5.00%, 08/01/20	190	210,851
Series D
5.00%, 08/01/20	65	72,133
Pasco County School Board COP
5.00%, 08/01/20	200	220,882
Series A
5.00%, 08/01/20	75	82,831
Reedy Creek Improvement District GOL
Series A
5.00%, 06/01/20	245	270,659
Series B
4.00%, 06/01/20	50	53,810
School District of Broward County/FL COP
Series A
5.00%, 07/01/20	155	171,595
Series B
5.00%, 07/01/20	420	464,965
Seminole County School Board COP Series A
5.00%, 07/01/20	50	55,290
St. Johns County School Board COP
5.00%, 07/01/20	45	49,916
State of Florida Department of Transportation RB
5.00%, 07/01/20	60	66,573
State of Florida GO
5.00%, 07/01/20	545	606,242
Series A
5.00%, 06/01/20	1,090	1,209,464
5.00%, 07/01/20	30	33,371
Series B
5.00%, 06/01/20	595	660,212
Series C
5.00%, 06/01/20	175	194,180

Security		Principal (000s)	Value
Series D
5.00%, 06/01/20		$515	$571,444
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/20		375	416,554
Series E
5.00%, 07/01/20		475	527,635
Series F
5.00%, 07/01/20		315	349,905
Volusia County School Board COP Series B
5.00%, 08/01/20		50	55,487

			12,507,268
GEORGIA — 1.88%
Gwinnett County School District GO
5.00%, 08/01/20	(SAW)	250	278,962
Gwinnett County Water & Sewerage Authority RB
5.00%, 08/01/20	(GTD)	210	234,329
Henry County School District GO
5.00%, 08/01/20	(SAW)	35	39,029
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/20		350	389,109
5.00%, 07/01/20	(NPFGC)	165	183,437
State of Georgia GO
Series E-1
4.00%, 07/01/20		290	314,235
Series E-2
5.00%, 09/01/20		220	246,112
Series I
5.00%, 07/01/20		1,790	1,992,270

			3,677,483
HAWAII — 1.06%
City & County of Honolulu HI GO
Series A
4.00%, 08/01/20		95	102,973
4.00%, 08/01/20	(ETM)	30	32,517
Series B
5.00%, 08/01/20		200	223,020

230

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
City & County of Honolulu HI Wastewater System Revenue RB Series 2012B
5.00%, 07/01/20		$210	$233,400
County of Maui HI GO
5.00%, 09/01/20		210	234,600
State of Hawaii GO
Series EH
5.00%, 08/01/20		485	540,508
Series EO
4.00%, 08/01/20		215	233,114
5.00%, 08/01/20		105	117,017
Series EP
5.00%, 08/01/20		315	351,052

			2,068,201
ILLINOIS — 1.11%
Metropolitan Pier & Exposition Authority RB Series A
0.00%, 06/15/20	(NPFGC)	180	164,455
Regional Transportation Authority RB
Series A
5.50%, 07/01/20	(NPFGC)	40	44,481
6.00%, 07/01/20	(NPFGC)	60	67,540
State of Illinois GO
0.00%, 08/01/20		100	87,810
4.00%, 09/01/20		175	176,230
5.00%, 07/01/20		500	518,455
5.00%, 08/01/20		195	202,322
5.00%, 08/01/20	(AGM)	50	53,479
State of Illinois RB
4.00%, 06/15/20		135	142,572
5.00%, 06/15/20		665	721,293

			2,178,637
INDIANA — 0.82%
Ball State University RB Series R
5.00%, 07/01/20		275	305,126
Indiana Finance Authority RB
5.25%, 07/01/20		115	127,795
Series I
5.00%, 07/01/20		25	27,521
Indiana University RB
Series A
5.00%, 06/01/20		300	333,246

Security	Principal (000s)	Value
Series U
5.00%, 08/01/20	$65	$72,481
Series V-1
5.00%, 08/01/20	45	50,180
Series W-2
5.00%, 08/01/20	115	128,385
Indianapolis Local Public Improvement Bond Bank RB
Series D
5.00%, 06/01/20	50	54,887
Series K
5.00%, 06/01/20	190	208,694
Purdue University RB
Series A
5.00%, 07/01/20	35	38,977
Series AA
4.00%, 07/01/20	50	54,101
Series Y
5.00%, 07/01/20	85	94,659
Series Z-1
5.00%, 07/01/20	95	105,795

		1,601,847
IOWA — 0.96%
City of Cedar Rapids IA GO Series A
5.00%, 06/01/20	395	437,889
City of Des Moines IA GO Series A
5.00%, 06/01/20	360	399,125
Iowa City Community School District RB
5.00%, 06/01/20	75	82,507
Iowa Finance Authority RB
5.00%, 08/01/20	385	428,983
Series A
5.00%, 08/01/20	280	311,987
State of Iowa RB
4.00%, 06/15/20	65	70,264
5.00%, 06/15/20	130	144,296

		1,875,051
KANSAS — 1.05%
City of Topeka KS GO Series A
5.00%, 08/15/20	50	55,769

231

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
City of Wichita KS GO
Series 811
5.00%, 06/01/20		$105	$116,444
Series A
4.00%, 09/01/20		30	32,536
Johnson County Unified School District No. 232 De Soto GO
Series A
5.00%, 09/01/20		175	195,093
Series B
5.00%, 09/01/20		150	167,223
Kansas Turnpike Authority RB Series A
5.00%, 09/01/20		25	27,854
State of Kansas Department of Transportation RB
Series A
3.13%, 09/01/20		10	10,589
Series B
5.00%, 09/01/20		775	866,473
Series C
5.00%, 09/01/20		440	492,224
Wyandotte County Unified School District No. 500 Kansas City GO
5.25%, 09/01/20	(AGM)	75	84,259

			2,048,464
KENTUCKY — 0.18%
Kentucky State Property & Building Commission RB
4.00%, 08/01/20		60	64,290
5.00%, 08/01/20		55	60,582
5.50%, 08/01/20	(AMBAC)	10	11,165
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/20		205	226,881

			362,918
LOUISIANA — 0.47%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/20		105	115,015
St. Tammany Parish Sales Tax District No. 3 RB
4.00%, 06/01/20		105	112,709

Security	Principal (000s)	Value
State of Louisiana GO
Series A
5.00%, 08/01/20	$250	$277,087
5.00%, 09/01/20	100	111,087
Series C
4.00%, 07/15/20	60	64,639
5.00%, 07/15/20	85	94,095
5.00%, 08/01/20	50	55,418
State of Louisiana RB Series A
5.00%, 06/15/20	80	88,428

		918,478
MAINE — 0.19%
Maine Municipal Bond Bank RB Series A
5.00%, 09/01/20	85	94,061
Maine Turnpike Authority RB
5.00%, 07/01/20	115	127,850
State of Maine GO Series B
4.00%, 06/01/20	135	145,973

		367,884
MARYLAND — 5.21%
City of Baltimore MD RB Series D
5.00%, 07/01/20	575	639,072
City of Frederick MD GO
5.00%, 09/01/20	400	447,388
County of Baltimore MD GO
5.00%, 08/01/20	845	942,893
County of Frederick MD GO
4.00%, 08/01/20	25	27,125
County of Montgomery MD GO
Series A
5.00%, 07/01/20	780	868,140
5.00%, 08/01/20	200	223,170
County of Prince George’s MD GOL
Series A
5.00%, 09/01/20	250	279,673
Series B
4.00%, 07/15/20	420	455,507
Maryland State Transportation Authority RB Series A
5.00%, 07/01/20	190	210,934

232

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
State of Maryland Department of Transportation RB
5.00%, 06/01/20		$95	$105,403
State of Maryland GO Second Series E
4.50%, 08/01/20		1,130	1,243,475
Series A
5.00%, 08/01/20		355	396,127
Series B
5.00%, 08/01/20		965	1,076,795
Series C
5.00%, 08/01/20		1,315	1,467,343
5.25%, 08/01/20		750	842,557
Washington Suburban Sanitary Commission GO
5.00%, 06/01/20		780	865,885
Series A
4.00%, 06/01/20		110	118,864

			10,210,351
MASSACHUSETTS — 7.34%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB Series A
5.00%, 06/15/20		160	177,941
Commonwealth of Massachusetts GO Series A
5.25%, 08/01/20	(AMBAC)	565	633,749
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/20		305	342,112
5.25%, 08/01/20	(AGM)	375	420,630
Series B
3.00%, 08/01/20		100	105,374
4.00%, 08/01/20		50	54,197
4.00%, 06/01/28	(PR 06/01/20)	350	378,032
5.00%, 08/01/20		800	891,304
5.00%, 06/01/25	(PR 06/01/20)	2,215	2,459,802
5.25%, 08/01/20		895	1,003,904
5.25%, 09/01/20	(AGM)	160	179,930
Series C
5.00%, 08/01/20		580	646,195
Series D
1.05%, 08/01/43	(MT 07/01/20)	700	689,668
5.50%, 08/01/20		20	22,585

Security		Principal (000s)	Value
Series E
5.00%, 09/01/20		$445	$496,980
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/20		620	689,669
5.25%, 07/01/20		315	352,517
Series B
5.25%, 07/01/20		625	699,437
Series C
5.00%, 07/01/20		565	628,133
5.50%, 07/01/20		55	61,955
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/20		490	546,671
5.25%, 08/01/20		90	101,048
Series 15A
5.00%, 08/01/20		100	111,521
Massachusetts Port Authority RB Series C
5.00%, 07/01/20		45	50,014
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/20		220	238,874
5.00%, 08/15/20		420	468,875
Series C
5.00%, 08/15/20		350	390,729
Massachusetts Water Resources Authority RB
Series A
4.00%, 08/01/20	(ETM)	35	37,938
5.00%, 08/01/40	(PR 08/01/20)	600	670,032
Series J
5.50%, 08/01/20	(AGM)	725	819,395

			14,369,211
MICHIGAN — 0.11%
Michigan State University RB Series A
5.00%, 08/15/20		195	217,563

			217,563
MINNESOTA — 2.14%
Metropolitan Council GO
Series D
5.00%, 09/01/20		125	139,836

233

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Series E
5.00%, 09/01/20		$250	$279,673
State of Minnesota GO
5.00%, 08/01/20		315	351,187
5.00%, 08/01/20	(ETM)	5	5,577
Series A
5.00%, 08/01/20		355	395,820
Series B
4.00%, 08/01/20		225	244,053
5.00%, 08/01/20		1,075	1,198,496
Series D
5.00%, 08/01/20		930	1,036,913
State of Minnesota RB Series A
5.00%, 06/01/20		285	316,062
University of Minnesota RB
4.00%, 08/01/20		125	135,531
5.00%, 08/01/20		80	89,156

			4,192,304
MISSOURI — 0.10%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/20		185	205,905

			205,905
MONTANA — 0.07%
Montana Department of Transportation RB
3.00%, 06/01/20		20	20,841
State of Montana GO
5.00%, 08/01/20		100	111,585

			132,426
NEBRASKA — 0.43%
City of Lincoln NE Electric System Revenue RB Series A
5.00%, 09/01/20		205	229,217
Douglas County School District No. 17/NE GO
4.00%, 06/15/20		100	108,069
Nebraska Public Power District RB
5.00%, 07/01/20		400	443,948
University of Nebraska RB
5.00%, 07/01/20		50	55,493

			836,727

Security	Principal (000s)	Value
NEVADA — 2.01%
City of Las Vegas NV GOL
5.00%, 09/01/20	$50	$55,719
Clark County School District GOL
Series A
5.00%, 06/15/20	170	188,005
Series B
5.00%, 06/15/20	1,180	1,304,974
County of Clark Department of Aviation RB
5.00%, 07/01/20	70	77,211
Series C
5.00%, 07/01/20	60	66,442
County of Clark NV RB
5.00%, 07/01/20	310	344,352
Series B
5.00%, 07/01/20	95	105,348
Las Vegas Valley Water District GOL Series B
5.00%, 06/01/20	35	38,763
Nevada System of Higher Education RB
Series A
5.00%, 07/01/20	280	310,500
Series B
4.00%, 07/01/20	65	70,172
State of Nevada GOL
5.00%, 06/01/20	325	360,142
5.00%, 08/01/20	455	506,633
Series C
5.00%, 06/01/20	305	337,980
5.00%, 08/01/20	95	105,781
Washoe County School District/NV GOL Series F
5.00%, 06/01/20	50	55,323

		3,927,345
NEW HAMPSHIRE — 0.72%
New Hampshire Health and Education Facilities Authority Act RB
5.00%, 07/01/20	115	127,598
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/20	325	362,183

234

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Series B
5.00%, 08/15/20		$50	$55,835
Series C
5.25%, 08/15/20		175	196,759
State of New Hampshire GO
Series A
3.50%, 07/01/20		140	149,341
5.00%, 07/01/20		100	111,081
Series B
5.00%, 06/01/20		160	177,277
State of New Hampshire RB
5.00%, 09/01/20		210	232,661

			1,412,735
NEW JERSEY — 1.89%
New Jersey Building Authority RB
Series A
3.00%, 06/15/20		20	19,974
3.00%, 06/15/20	(ETM)	5	5,254
New Jersey Economic Development Authority RB
5.00%, 06/15/20		30	32,067
5.00%, 09/01/20		85	89,905
5.00%, 09/01/20	(ETM)	230	256,995
Series EE
4.50%, 09/01/20		65	67,777
Series XX
5.00%, 06/15/20		320	337,734
New Jersey Educational Facilities Authority RB
5.00%, 09/01/20		30	31,731
Series A
5.00%, 07/01/20		25	27,825
New Jersey Transportation Trust Fund Authority RB
Series A
4.00%, 06/15/20		75	77,168
5.00%, 06/15/20		175	184,980
5.00%, 06/15/20	(SAP)	40	42,281
Series A-1
5.00%, 06/15/20		450	480,807
Series AA
5.00%, 06/15/20		310	327,679
5.00%, 06/15/20	(SAP)	95	100,418

Security	Principal (000s)	Value
Series B
5.00%, 06/15/20	$310	$327,679
State of New Jersey GO
5.00%, 06/01/20	340	369,301
Series Q
4.00%, 08/15/20	200	212,228
5.00%, 08/15/20	650	709,345

		3,701,148
NEW MEXICO — 1.11%
New Mexico Finance Authority RB
4.00%, 06/15/20	185	200,030
Series A
5.00%, 06/15/20	35	38,784
Series B
5.00%, 06/15/20	430	477,661
Series D
5.00%, 06/01/20	300	332,697
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/20	525	583,175
Series B
4.00%, 07/01/20	500	539,646

		2,171,993
NEW YORK — 8.75%
Brooklyn Arena Local Development Corp. RB Series A
5.00%, 07/15/20	100	109,377
City of New York NY GO
Series A
5.00%, 08/01/20	585	651,075
Series B
0.00%, 06/01/20	70	67,230
3.00%, 08/01/20	180	189,468
4.00%, 08/01/20	270	292,348
5.00%, 08/01/20	1,360	1,513,612
Series C
3.00%, 08/01/20	25	26,315
5.00%, 08/01/20	610	678,900
Series D
5.00%, 08/01/20	470	523,086
Series E
4.00%, 08/01/20	270	292,348
5.00%, 08/01/20	500	556,475

235

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Series F
4.00%, 08/01/20		$170	$184,071
5.00%, 08/01/20		410	456,309
Series G
5.00%, 08/01/20		310	345,014
Series H
5.00%, 08/01/20		435	484,133
Series H-2
5.00%, 06/01/20		185	204,863
Series I
5.00%, 08/01/20		355	395,097
Series I-1
5.00%, 08/01/20		160	178,072
Series J
5.00%, 08/01/20		1,510	1,680,554
Series J7
5.00%, 08/01/20		150	166,943
Series K
5.00%, 08/01/20		175	194,766
County of Orange NY GOL Series B
4.00%, 07/01/20		35	37,592
East Islip Union Free School District GO Series A
5.00%, 06/15/20	(SAW)	175	194,019
Long Island Power Authority RB
0.00%, 06/01/20	(AGM)	100	95,445
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/20	(SAW)	255	275,760
5.00%, 07/15/20	(SAW)	615	684,145
Series S-1A
3.00%, 07/15/20	(SAW)	45	47,325
5.00%, 07/15/20	(SAW)	150	166,865
Series S-2
4.00%, 07/15/20	(SAW)	200	216,282
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1
5.00%, 08/01/20		230	256,422

Security		Principal (000s)	Value
Series B
5.00%, 08/01/20		$95	$105,914
5.00%, 08/01/20	(ETM)	85	94,866
New York City Water & Sewer System RB
Series D
0.00%, 06/15/20		220	211,037
Series EE
4.00%, 06/15/20		25	27,039
Series FF
5.00%, 06/15/20		260	288,899
Series GG
4.00%, 06/15/20		310	335,280
5.00%, 06/15/20		225	250,009
New York State Dormitory Authority RB
5.00%, 07/01/20	(SAP)	510	565,233
Series A
4.00%, 07/01/20		25	27,051
4.13%, 07/01/20		210	227,285
5.00%, 07/01/20		900	999,803
5.50%, 07/01/20	(NPFGC)	195	219,718
Series C
5.00%, 06/15/20		105	116,541
New York State Environmental Facilities Corp. RB
4.00%, 06/15/20		180	194,897
5.00%, 06/15/20		960	1,068,134
Series A
3.50%, 06/15/20		110	117,509
5.00%, 06/15/20		260	289,287
5.00%, 08/15/20		165	184,551
Series B
5.00%, 08/15/20		120	134,219
Port Authority of New York & New Jersey RB
3.00%, 07/15/20		75	78,986
Series 180
5.00%, 06/01/20		310	344,447
Suffolk County Water Authority RB
5.00%, 06/01/20	(ETM)	20	22,206
Town of Hempstead NY GOL
5.00%, 08/15/20		65	72,553

			17,139,375

236

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

June 30, 2017

Security	Principal (000s)	Value
NORTH CAROLINA — 2.76%
City of Charlotte NC Airport Revenue RB Series A
5.00%, 07/01/20	$225	$249,721
City of Charlotte NC GO
Series A
5.00%, 07/01/20	410	456,330
Series C
5.00%, 06/01/20	25	27,753
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/20	65	72,345
Series B
5.00%, 07/01/20	90	100,170
City of Durham NC GO
5.00%, 09/01/20	215	240,518
City of Raleigh NC GO Series A
5.00%, 09/01/20	225	251,705
City of Winston-Salem NC GO Series 2010B
4.00%, 06/01/20	50	54,074
City of Winston-Salem NC Water & Sewer System Revenue RB Series A
5.00%, 06/01/20	50	55,460
County of Buncombe NC RB Series A
5.00%, 06/01/20	205	227,031
County of Forsyth NC GO Series E
4.00%, 07/01/20	210	227,550
County of Guilford NC GO Series D
5.00%, 08/01/20	300	334,755
County of Mecklenburg NC GO Series A
5.00%, 09/01/20	725	811,050
County of New Hanover NC GO Series A
5.00%, 06/01/20	25	27,753
County of Onslow NC RB
5.00%, 06/01/20	60	66,242

Security	Principal (000s)	Value
County of Wake NC GO
5.00%, 09/01/20	$80	$89,495
State of North Carolina GO
5.00%, 06/01/20	500	555,055
Series 2013-D
4.00%, 06/01/20	585	632,666
Series A
5.00%, 06/01/20	50	55,505
Series B
5.00%, 06/01/20	465	516,201
State of North Carolina RB Series B
5.00%, 06/01/20	315	349,332

		5,400,711
OHIO — 2.72%
City of Columbus OH GO
Series 1
4.00%, 07/01/20	85	92,052
5.00%, 07/01/20	285	317,025
Series A
5.00%, 07/01/20	120	133,484
5.00%, 08/15/20	260	290,298
City of Columbus OH GOL
4.00%, 08/15/20	225	244,120
5.00%, 08/15/20	50	55,827
Cleveland State University RB
5.00%, 06/01/20	125	137,859
Miami University/Oxford OH RB
5.00%, 09/01/20	215	239,736
Ohio State University (The) RB
Series A
4.00%, 06/01/20	90	97,207
5.00%, 06/01/20	185	205,502
Series B
5.00%, 06/01/20	95	105,528
Ohio State Water Development Authority RB
5.00%, 06/01/20	335	372,125
Series A
5.00%, 06/01/20	260	288,813
Ohio Water Development Authority RB Series C
5.00%, 06/01/20	70	77,800

237

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

June 30, 2017

Security	Principal (000s)	Value
State of Ohio Department of Administration COP
5.00%, 09/01/20	$100	$111,251
State of Ohio GO
5.00%, 08/01/20	60	66,906
Series A
5.00%, 09/01/20	415	464,253
Series B
4.00%, 08/01/20	180	195,280
5.00%, 06/15/20	200	222,180
5.00%, 08/01/20	520	579,852
5.00%, 09/01/20	100	111,780
Series C
5.00%, 08/01/20	770	858,523
University of Cincinnati RB Series A
5.00%, 06/01/20	60	66,448

		5,333,849
OKLAHOMA — 0.43%
Grand River Dam Authority RB
Series A
4.00%, 06/01/20	25	26,950
5.00%, 06/01/20	210	232,378
Oklahoma Capital Improvement Authority RB
Series A
5.00%, 07/01/20	255	282,777
Series B
3.00%, 07/01/20	100	104,358
Oklahoma City Water Utilities Trust RB
4.00%, 07/01/20	165	178,586
Tulsa County Industrial Authority RB
4.00%, 09/01/20	20	21,518

		846,567
OREGON — 1.41%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/01/20	130	144,446
5.00%, 08/01/20	365	406,891
City of Tigard OR Water Revenue RB
4.00%, 08/01/20	110	119,268

Security		Principal (000s)	Value
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/20	(GTD)	$100	$111,028
Deschutes County Administrative School District No. 1 Bend-La Pine GO
5.00%, 06/15/20	(GTD)	55	61,116
Metro/OR GO
5.00%, 06/01/20		280	310,573
Series A
5.00%, 06/01/20		160	177,470
Portland Community College District GO
5.00%, 06/15/20		370	411,144
State of Oregon GO
Series A
4.00%, 08/01/20		215	233,137
Series C
5.00%, 06/01/20		325	360,487
Series N
5.00%, 08/01/20		35	39,021
Washington & Multnomah Counties School District No. 48J Beaverton GO
4.00%, 06/15/20	(GTD)	35	37,835
Series B
4.00%, 06/15/20	(GTD)	75	81,074
Washington Clackamas & Yamhill Counties School District No. 88J GO
5.00%, 06/15/20	(GTD)	235	261,132

			2,754,622
PENNSYLVANIA — 1.57%
City of Philadelphia PA GO Series A
5.00%, 07/15/20		110	121,049
City of Philadelphia PA Water & Wastewater Revenue RB Series A
5.00%, 07/01/20		150	165,825
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/20		225	248,224
5.00%, 07/01/20		210	232,220
Second Series
5.00%, 07/01/20		500	552,905

238

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

June 30, 2017

Security	Principal (000s)	Value
Series T
5.00%, 07/01/20	$170	$187,988
County of Butler PA GO
5.00%, 07/15/20	150	166,200
County of Chester PA GO
5.00%, 07/15/20	650	723,287
Delaware County Authority RB
5.00%, 08/01/20	230	254,870
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/20	20	22,179
Pennsylvania Higher Educational Facilities Authority RB Series AL
5.00%, 06/15/20	50	55,342
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/20	135	149,762
Pennsylvania Turnpike Commission RB Series A
5.25%, 07/15/20	(AGM)	25	27,816
Pittsburgh Water & Sewer Authority RB Series A
5.00%, 09/01/20	(AGM)	145	161,587

3,069,254
RHODE ISLAND — 0.58%
Rhode Island Commerce Corp. RB
5.00%, 06/15/20	150	165,063
Rhode Island Health & Educational Building Corp. RB Series A
4.50%, 09/01/20	210	231,483
State of Rhode Island GO
5.00%, 08/01/20	400	445,392
Series D
5.00%, 08/01/20	160	178,003
Series SE
5.00%, 08/01/20	100	111,252

1,131,193
SOUTH CAROLINA — 0.14%
State of South Carolina GO
Series A
5.00%, 06/01/20	100	111,011
5.00%, 07/01/20	140	155,820

266,831

Security		Principal (000s)	Value
TENNESSEE — 1.58%
City of Memphis TN GO Series D
4.00%, 07/01/20		$50	$54,009
County of Knox TN GO
5.00%, 06/01/20		225	249,430
County of Sumner TN GO
5.00%, 06/01/20		145	160,804
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/20		350	389,109
Series A
4.00%, 07/01/20		195	210,996
5.00%, 07/01/20		240	266,969
Series C
5.00%, 07/01/20		75	83,428
Series D
4.00%, 07/01/20		250	270,507
5.00%, 07/01/20		255	283,654
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/20		220	243,210
Series A
4.00%, 07/01/20		125	134,601
State of Tennessee GO
Series A
5.00%, 08/01/20		435	485,395
5.00%, 09/01/20		40	44,748
Series B
5.00%, 08/01/20		200	223,170

			3,100,030
TEXAS — 6.81%
Austin Community College District GOL
5.00%, 08/01/20		45	50,005
Austin Independent School District GO
Series A
4.50%, 08/01/20	(PSF)	200	220,008
5.00%, 08/01/20		225	250,909
5.00%, 08/01/20	(PSF)	65	72,485

239

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Series B
5.00%, 08/01/20		$100	$111,515
Central Texas Turnpike System RB
0.00%, 08/15/20	(ETM) (AMBAC)	15	14,342
Series A
0.00%, 08/15/20	(AMBAC)	230	218,649
City of Arlington TX GOL
5.00%, 08/15/20		90	100,326
City of Austin TX GOL
5.00%, 09/01/20		580	649,080
Series A
4.00%, 09/01/20		30	32,643
City of Beaumont TX Waterworks & Sewer System Revenue RB
5.00%, 09/01/20		35	38,827
Series A
5.00%, 09/01/20	(AGM)	50	55,467
City of Brownsville TX Utilities System Revenue RB Series A
5.00%, 09/01/20		100	110,934
City of Corpus Christi TX Utility System Revenue RB
4.50%, 07/15/20		95	103,908
City of El Paso TX GOL Series A
5.00%, 08/15/20		190	211,489
City of Houston TX RB
5.00%, 09/01/20		150	166,007
City of Irving TX Waterworks & Sewer System Revenue RB
4.50%, 08/15/20		260	285,691
City of Plano TX GOL Series 2013
5.00%, 09/01/20		50	55,808
City of Round Rock TX GOL
4.00%, 08/15/20		85	91,965
County of Bexar TX GOL
5.00%, 06/15/20		200	221,624
County of Denton TX GOL
5.00%, 07/15/20		180	200,299
Dallas Independent School District GO
5.00%, 08/15/20	(PSF)	180	200,623

Security		Principal (000s)	Value
Del Mar College District GOL
5.00%, 08/15/20		$20	$22,178
Denton Independent School District GO Series C
5.00%, 08/15/20	(PSF)	120	133,748
Eanes Independent School District GO
5.00%, 08/01/20	(PSF)	190	211,521
El Paso Independent School District GO
5.00%, 08/15/20	(PSF)	5	5,564
Fort Bend Independent School District GO
5.00%, 08/15/20	(PSF)	310	345,517
Series A
4.00%, 08/15/20	(PSF)	150	162,603
Frisco Independent School District GO
Series A
4.50%, 08/15/20	(PSF)	75	82,587
Series B
5.00%, 08/15/20	(PSF)	75	83,734
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/20	(PSF)	100	111,457
Series A
5.00%, 08/15/20		195	217,341
Hays Consolidated Independent School District GO
5.00%, 08/15/20	(PSF)	125	139,321
Keller Independent School District/TX GO Series A
5.00%, 08/15/20	(PSF)	25	27,911
Leander Independent School District GO
0.00%, 08/15/20	(PSF)	200	191,336
4.00%, 08/15/20	(PSF)	135	146,343
Series A
0.00%, 08/15/20	(PSF)	50	47,834
Series D
0.00%, 08/15/20	(PSF)	175	167,419

240

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Lewisville Independent School District GO
0.00%, 08/15/20	(PSF)	$20	$19,134
Series A
4.00%, 08/15/20	(PSF)	15	16,260
5.00%, 08/15/20	(PSF)	95	105,884
Series B
4.00%, 08/15/20		150	162,531
Lone Star College System GOL Series A
5.00%, 08/15/20		355	395,701
Mesquite Independent School District GO
Series B
4.00%, 08/15/20	(PSF)	145	157,183
5.00%, 08/15/20	(PSF)	20	22,291
Series E
5.00%, 08/15/20	(PSF)	125	139,321
North East Independent School District/TX GO
5.00%, 08/01/20	(PSF)	75	83,495
North Texas Municipal Water District Water System Revenue RB
4.00%, 09/01/20		80	86,866
5.00%, 09/01/20		595	664,502
5.25%, 09/01/20		140	157,438
Northside Independent School District GO
4.00%, 08/15/20	(PSF)	60	65,041
Permanent University Fund – Texas A&M University System RB
4.00%, 07/01/20		200	216,344
Series A
5.00%, 07/01/20		350	389,109
Permanent University Fund – University of Texas System RB Series B
5.00%, 07/01/20		365	405,785
Round Rock Independent School District GO
5.00%, 08/01/20	(PSF)	290	323,111
Socorro Independent School District GO
4.00%, 08/15/20	(PSF)	150	162,338

Security		Principal (000s)	Value
Series A
5.00%, 08/15/20	(PSF)	$110	$122,405
Spring Independent School District GO
5.00%, 08/15/20	(BAM)	40	44,478
5.00%, 08/15/20	(PSF)	300	334,371
State of Texas GO
5.00%, 08/01/20		285	318,172
Series B
5.00%, 08/01/20		195	217,696
Series C-1
5.00%, 08/01/20		610	680,211
Tarrant Regional Water District RB
5.00%, 09/01/20		30	33,534
Texas City Independent School District/TX GO
3.00%, 08/15/20	(PSF)	100	105,347
Texas Tech University RB Series A
5.00%, 08/15/20		205	228,520
Trinity River Authority Central Regional Wastewater System Revenue RB
5.00%, 08/01/20		250	278,612
University of Texas System (The) RB
Series A
4.00%, 08/15/20		460	498,980
5.00%, 08/15/20		765	853,204
Series B
5.00%, 08/15/20		210	234,213
Series D
5.00%, 08/15/20		135	150,653
Ysleta Independent School District GO Series A
5.00%, 08/15/20	(PSF)	90	100,311

			13,332,059
UTAH — 1.10%
Cache County School District GO
5.00%, 06/15/20	(GTD)	50	55,511
Davis School District GO Series A
4.00%, 06/01/20	(GTD)	40	43,235

241

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
State of Utah GO
5.00%, 07/01/20		$250	$278,067
Series A
5.00%, 07/01/20		1,060	1,180,109
University of Utah (The) RB
Series 2014B
5.00%, 08/01/20		105	116,915
Series A
5.00%, 08/01/20		110	122,483
Utah Transit Authority RB
Series 2015A
5.00%, 06/15/20		185	205,859
Series C
5.25%, 06/15/20	(AGM)	140	156,453

			2,158,632
VERMONT — 0.10%
State of Vermont GO
Series C
4.00%, 08/15/20		150	163,037
Series F
5.00%, 08/15/20		30	33,525

			196,562
VIRGINIA — 4.09%
City of Alexandria VA GO
Series A
4.50%, 06/15/20		100	109,693
Series B
5.00%, 06/15/20	(SAW)	125	138,929
City of Chesapeake VA GO Series A
5.00%, 08/01/20		500	557,605
City of Newport News VA GO
Series A
5.00%, 07/01/20		200	222,474
5.00%, 07/15/20	(SAW)	65	72,387
City of Richmond VA GO
Series B
5.00%, 07/15/20		250	278,057
5.00%, 07/15/20	(SAW)	50	55,683
Series C
4.00%, 07/15/20	(SAW)	55	59,612
Commonwealth of Virginia GO
Series A
5.00%, 06/01/20		255	283,065

Security		Principal (000s)	Value
Series A-1
4.00%, 06/01/20		$90	$97,329
Series B
5.00%, 06/01/20		50	55,503
County of Arlington VA GO
5.00%, 08/15/20		250	279,297
Series C
5.00%, 08/15/20		500	558,590
5.00%, 08/15/20	(SAW)	70	78,203
County of Henrico VA GO
5.00%, 07/15/20		150	167,103
5.00%, 08/01/20		25	27,888
Series A
4.00%, 08/01/20		105	113,958
County of Prince William VA GO
5.00%, 08/01/20	(SAW)	115	128,323
Series A
4.00%, 08/01/20		180	195,413
Hampton Roads Sanitation District RB Series A
5.00%, 07/01/20		150	166,809
Northern Virginia Transportation Authority RB
5.00%, 06/01/20		135	149,796
University of Virginia RB
5.00%, 09/01/20		125	139,920
Virginia Beach Development Authority RB Series C
5.00%, 08/01/20		285	317,803
Virginia College Building Authority RB
Series 2
5.00%, 09/01/20		85	94,957
Series 2012B
5.00%, 09/01/20		145	161,985
Series A
5.00%, 09/01/20		615	686,992
Virginia Public Building Authority RB
Series A
5.00%, 08/01/20		610	679,815
Series B
5.00%, 08/01/20		330	367,769

242

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Series B-3
4.00%, 08/01/20		$300	$325,497
Virginia Public School Authority RB
4.00%, 08/01/20	(SAW)	495	536,233
Series 2012A
5.00%, 08/01/20	(SAW)	575	640,625
Series A
5.00%, 08/01/20	(SAW)	115	128,125
Series C
5.00%, 08/01/20	(SAW)	25	27,845
Series D
4.00%, 08/01/20	(SAW)	95	102,973

			8,006,256
WASHINGTON — 6.81%
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 09/01/20		290	323,971
City of Seattle WA GOL
5.00%, 09/01/20		100	111,979
Series A
5.00%, 06/01/20		40	44,457
Series B
5.00%, 08/01/20		430	480,323
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/20		500	558,570
Series A
5.00%, 06/01/20		25	27,725
City of Seattle WA Water System Revenue RB
5.00%, 09/01/20		255	284,871
County of King WA GOL Series A
5.00%, 07/01/20		285	316,581
County of King WA Sewer Revenue RB
5.00%, 07/01/20		390	433,824
5.00%, 01/01/28	(PR 07/01/20)	150	166,809
5.00%, 01/01/30	(PR 07/01/20)	225	250,213
5.00%, 01/01/31	(PR 07/01/20)	500	556,030
Series B
4.00%, 07/01/20		100	108,203
County of Pierce WA GOL Series A
5.00%, 07/01/20		80	88,614

Security		Principal (000s)	Value
Energy Northwest RB
4.00%, 07/01/20		$50	$54,117
5.00%, 07/01/20		265	294,611
Series A
5.00%, 07/01/20		1,280	1,423,027
Pierce County School District No. 10 Tacoma GO
4.00%, 06/01/20	(GTD)	65	70,205
Port of Seattle WA RB
5.50%, 09/01/20	(NPFGC)	375	422,325
State of Washington COP
5.00%, 07/01/20		75	83,053
Series A
5.00%, 07/01/20		250	276,842
State of Washington GO
5.00%, 07/01/20		485	539,194
Series 03-C
0.00%, 06/01/20		140	134,750
Series A
5.00%, 07/01/20		505	561,429
5.00%, 08/01/20		100	111,445
Series B-1
5.00%, 08/01/20		180	200,602
Series C
5.00%, 06/01/20		225	249,523
Series D
5.00%, 07/01/20		30	33,352
Series R
4.00%, 07/01/20		300	324,609
5.00%, 07/01/20		310	344,639
Series R-2011B
5.00%, 07/01/20		690	767,101
Series R-2012C
5.00%, 07/01/20		60	66,704
Series R-2013A
5.00%, 07/01/20		255	283,494
Series R-2014A
5.00%, 07/01/20		170	188,996
Series R-2014B
5.00%, 07/01/20		175	194,554
Series R-2015
5.00%, 07/01/20		245	272,376
Series R-2015-C
5.00%, 07/01/20		120	133,409

243

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

June 30, 2017

Security		Principal (000s)	Value
Series R-2015E
5.00%, 07/01/20		$75	$83,381
Series R-2016C
5.00%, 07/01/20		75	83,381
Series R-2017A
5.00%, 08/01/20		700	780,115
Series R-F
5.00%, 07/01/20		100	111,174
State of Washington RB
5.00%, 07/01/20		70	77,385
5.00%, 09/01/20		760	846,936
University of Washington RB
5.00%, 07/01/20		165	183,541
Series A
5.00%, 07/01/20		200	222,474
Series C
5.00%, 07/01/20		150	166,855

			13,337,769
WEST VIRGINIA — 0.54%
School Building Authority of West Virginia RB Series A
5.00%, 07/01/20		95	105,527
State of West Virginia GO
4.00%, 06/01/20		165	178,213
Series A
5.00%, 06/01/20		400	443,472
West Virginia Commissioner of Highways RB Series A
5.00%, 09/01/20		275	305,913
West Virginia Water Development Authority RB Series A
5.00%, 07/01/20		25	27,770

			1,060,895
WISCONSIN — 1.29%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
4.00%, 06/01/20	(ETM)	100	107,899
5.00%, 06/01/20	(ETM)	195	216,333

Security		Principal or Shares (000s)	Value
Series 2
5.00%, 06/01/20	(ETM)	$200	$221,880
Series 4
5.00%, 06/01/20	(ETM)	190	210,786
State of Wisconsin Environmental Improvement Fund Revenue RB Series A
5.00%, 06/01/20		100	111,082
Wisconsin Department of Transportation RB
Series 1
3.50%, 07/01/20		15	16,024
5.00%, 07/01/20		345	383,768
Series 2
5.00%, 07/01/20		245	272,530
Series A
5.00%, 07/01/20		185	205,788
5.00%, 07/01/20	(AGM)	340	378,206
Series I
5.00%, 07/01/20	(NPFGC)	170	189,103
WPPI Energy RB Series A
5.00%, 07/01/20		195	215,573

			2,528,972

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $193,178,979)			193,505,568

SHORT-TERM INVESTMENTS — 0.70%

MONEY MARKET FUNDS — 0.70%
BlackRock Liquidity Funds: MuniCash
0.70%[a,b]		1,373	1,373,527

			1,373,527

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,373,499)			1,373,527

244

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

June 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.53%
(Cost: $194,552,478)[c]	$194,879,095
Other Assets, Less Liabilities — 0.47%	922,119

NET ASSETS — 100.00%	$195,801,214

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MO  —  Moral Obligation

MT  —  Mandatory Tender

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

TA  —  Tax Allocation

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

BAM  —  Build America Mutual Assurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $194,552,478. Net unrealized appreciation was $326,617, of which $583,846 represented gross unrealized appreciation on securities and $257,229 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$193,505,568	$—	$193,505,568
Money market funds	1,373,527	—	—	1,373,527

Total	$1,373,527	$193,505,568	$—	$194,879,095

245

Consolidated Schedule of Investments (Unaudited)

iSHARES® INDIA 50 ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.73%

AUTO COMPONENTS — 0.61%
Bosch Ltd.	17,060	$6,156,842

		6,156,842
AUTOMOBILES — 9.53%
Bajaj Auto Ltd.	250,478	10,816,232
Hero MotoCorp. Ltd.	239,091	13,691,116
Mahindra & Mahindra Ltd.	855,913	17,857,811
Maruti Suzuki India Ltd.	243,671	27,208,970
Tata Motors Ltd.	3,528,492	23,612,442
Tata Motors Ltd. Class A	798,920	3,254,390

		96,440,961
BANKS — 26.45%
Axis Bank Ltd.	2,226,980	17,824,453
Axis Bank Ltd. GDR[a]	184,651	7,349,110
Bank of Baroda	1,725,001	4,314,003
HDFC Bank Ltd.	2,106,614	53,842,300
HDFC Bank Ltd. ADR	445,603	38,754,093
ICICI Bank Ltd.	11,776,527	52,863,420
IndusInd Bank Ltd.	907,430	20,762,616
Kotak Mahindra Bank Ltd.	2,159,139	31,925,695
State Bank of India	6,517,998	27,594,665
Yes Bank Ltd.	549,374	12,438,737

		267,669,092
CHEMICALS — 1.43%
Asian Paints Ltd.	847,226	14,456,746

		14,456,746
CONSTRUCTION & ENGINEERING — 3.91%
Larsen & Toubro Ltd.	1,515,277	39,561,887

		39,561,887
CONSTRUCTION MATERIALS — 2.12%
ACC Ltd.	168,018	4,075,972
Ambuja Cements Ltd.	1,429,348	5,452,033
Ultratech Cement Ltd.	194,833	11,933,681

		21,461,686
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.63%
Bharti Infratel Ltd.	1,106,333	6,410,784

		6,410,784
ELECTRIC UTILITIES — 1.73%
Power Grid Corp. of India Ltd.	4,043,423	13,171,034
Tata Power Co. Ltd.	3,482,552	4,339,889

		17,510,923

Security	Shares	Value
GAS UTILITIES — 0.66%
GAIL India Ltd.	1,193,223	$6,672,449

		6,672,449
HOUSEHOLD PRODUCTS — 2.14%
Hindustan Unilever Ltd.	1,298,942	21,695,421

		21,695,421
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.09%
NTPC Ltd.	4,476,326	11,007,728

		11,007,728
IT SERVICES — 11.63%
HCL Technologies Ltd.	1,044,280	13,747,095
Infosys Ltd.	3,647,788	52,797,340
Tata Consultancy Services Ltd.	972,102	35,528,063
Tech Mahindra Ltd.	1,158,437	6,846,226
Wipro Ltd.	2,197,878	8,784,711

		117,703,435
MACHINERY — 0.94%
Eicher Motors Ltd.[b]	22,759	9,520,630

		9,520,630
MEDIA — 0.77%
Zee Entertainment Enterprises Ltd.	1,027,103	7,807,651

		7,807,651
METALS & MINING — 2.89%
Hindalco Industries Ltd.	2,332,073	6,889,334
Tata Steel Ltd.	1,236,888	10,443,344
Vedanta Ltd.	3,087,073	11,894,574

		29,227,252
OIL, GAS & CONSUMABLE FUELS — 10.51%
Bharat Petroleum Corp. Ltd.	999,658	9,888,708
Coal India Ltd.	2,391,755	9,037,883
Indian Oil Corp. Ltd.	1,723,694	10,272,163
Oil & Natural Gas Corp. Ltd.	5,009,265	12,190,406
Reliance Industries Ltd.[b]	3,041,517	64,935,888

		106,325,048
PHARMACEUTICALS — 4.62%
Aurobindo Pharma Ltd.	479,322	5,076,679
Cipla Ltd./India	925,961	7,959,218
Dr. Reddy’s Laboratories Ltd.	221,833	9,232,303
Lupin Ltd.	437,873	7,179,728

246

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

June 30, 2017

Security	Shares	Value
Sun Pharmaceutical Industries Ltd.	2,018,248	$17,351,234

		46,799,162
THRIFTS & MORTGAGE FINANCE — 8.13%
Housing Development Finance Corp. Ltd.	2,913,335	72,788,866
Indiabulls Housing Finance Ltd.	571,557	9,515,855

		82,304,721
TOBACCO — 7.68%
ITC Ltd.	15,522,569	77,723,913

		77,723,913
TRANSPORTATION INFRASTRUCTURE — 0.84%
Adani Ports & Special Economic Zone Ltd.[b]	1,515,061	8,509,656

		8,509,656
WIRELESS TELECOMMUNICATION SERVICES — 1.42%
Bharti Airtel Ltd.	2,440,220	14,334,582

		14,334,582

TOTAL COMMON STOCKS
(Cost: $737,416,928)		1,009,300,569

SHORT-TERM INVESTMENTS — 0.17%

MONEY MARKET FUNDS — 0.17%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	1,694,846	1,694,846

		1,694,846

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,694,846)		1,694,846

Value
TOTAL INVESTMENTS IN SECURITIES — 99.90%
(Cost: $739,111,774)[e]	$1,010,995,415
Other Assets, Less Liabilities — 0.10%	996,609

NET ASSETS — 100.00%	$1,011,992,024

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $770,401,158. Net unrealized appreciation was $240,594,257, of which $282,818,140 represented gross unrealized appreciation on securities and $42,223,883 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the consolidated schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,009,300,569	$—	$—	$1,009,300,569
Money market funds	1,694,846	—	—	1,694,846

Total	$1,010,995,415	$—	$—	$1,010,995,415

247

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.40%

AUSTRALIA — 11.85%
360 Capital Group Ltd.	34,344	$25,421
Abacus Property Group	45,036	111,925
ALE Property Group	30,420	108,968
Arena REIT	37,548	64,803
Aspen Group	18,896	15,944
Astro Japan Property Group	9,504	46,292
Aveo Group	69,408	148,005
BGP Holdings PLC[a,b]	1,986,852	23
BWP Trust	78,017	178,332
Cedar Woods Properties Ltd.	9,324	37,262
Charter Hall Group	74,670	315,016
Charter Hall Long Wale REIT[c]	29,754	94,258
Charter Hall Retail REIT	54,598	170,449
Cromwell Property Group	200,358	146,000
Dexus	163,390	1,188,112
Folkestone Education Trust	36,072	77,197
Gateway Lifestyle	45,396	67,901
GDI Property Group	82,650	64,982
Goodman Group	259,000	1,563,501
GPT Group (The)	290,520	1,067,420
Growthpoint Properties Australia Ltd.	41,027	98,815
Hotel Property Investments	24,336	56,001
Industria REIT	25,992	45,656
Ingenia Communities Group	32,162	64,142
Investa Office Fund	100,063	336,947
LendLease Group	94,078	1,201,506
Mirvac Group	599,294	979,136
New South Resources Ltd.[b]	80,640	93,401
Peet Ltd.	67,968	62,301
Propertylink Group	96,480	62,534
Scentre Group	859,536	2,670,194
Servcorp Ltd.	7,308	31,952
Shopping Centres Australasia Property Group	117,150	196,793
Stockland	389,097	1,307,241
Sunland Group Ltd.	20,808	28,410
Vicinity Centres	523,423	1,031,833
Villa World Ltd.	18,360	31,687
Viva Energy REIT	69,709	121,378
Westfield Corp.	308,066	1,897,505

		15,809,243

Security	Shares	Value
AUSTRIA — 0.91%
Atrium European Real Estate Ltd.	26,635	$118,750
BUWOG AG	11,448	328,449
CA Immobilien Anlagen AG	12,037	293,247
IMMOFINANZ AGc	140,677	321,059
S IMMO AG	8,586	124,368
UBM Development AG	576	24,550

		1,210,423
BELGIUM — 1.07%
Aedifica SA	3,060	266,538
Befimmo SA	3,730	221,476
Cofinimmo SA	3,298	404,929
Intervest Offices & Warehouses NV	2,268	57,944
Montea SCA	972	54,211
Retail Estates NV	1,008	91,721
Warehouses De Pauw CVA	2,523	264,797
Wereldhave Belgium NV	319	36,380
Xior Student Housing NV	720	29,970

		1,427,966
CANADA — 3.05%
Agellan Commercial Real Estate Investment Trust	2,736	23,258
Allied Properties REIT	6,784	203,306
Artis REIT	11,729	118,310
Boardwalk REIT[c]	3,622	132,614
Canadian Apartment Properties REIT	10,909	281,986
Canadian REIT	6,070	214,392
Choice Properties REIT	8,100	86,320
Cominar REIT	14,112	138,110
Crombie REIT	7,452	80,505
CT REIT	4,847	53,669
Dream Global REIT	10,188	85,665
Dream Industrial REIT	5,256	35,210
Dream Office REIT	8,647	130,168
Dream Unlimited Corp. Class Ab	9,576	54,269
First Capital Realty Inc.	22,572	343,438
Granite REIT	3,802	150,154
H&R REIT	22,808	386,719
InterRent REIT	6,264	39,020
Killam Apartment REIT	5,904	57,917
Mainstreet Equity Corp.[b]	684	19,145
Morguard Corp.	820	116,651

248

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

June 30, 2017

Security	Shares	Value
Morguard North American REIT	2,844	$33,615
Morguard REIT	4,499	50,266
Northview Apartment Real Estate Investment Trust	3,852	62,406
NorthWest Healthcare Properties REIT	6,048	49,736
OneREIT	6,444	18,557
Plaza Retail REIT	9,108	32,261
Pure Industrial Real Estate Trust	19,440	102,985
RioCan REIT	25,814	478,435
Slate Office REIT	3,780	23,285
Slate Retail REIT[b]	3,312	34,811
Smart REIT	10,312	255,041
Tricon Capital Group Inc.	19,980	178,769

		4,070,993
CHINA — 0.33%
Beijing Properties Holdings Ltd.[b,c]	216,000	10,376
China Merchants Land Ltd.	216,000	43,994
China Oceanwide Holdings Ltd.[b]	792,000	77,106
Gemdale Properties & Investment Corp. Ltd.	792,000	55,800
K Wah International Holdings Ltd.	180,000	109,294
Nam Tai Property Inc.	4,032	32,256
Road King Infrastructure Ltd.	36,000	44,456
Shanghai Zendai Property Ltd.[b,c]	900,000	14,757
Spring REIT	106,000	46,167

		434,206
DENMARK — 0.01%
TK Development A/Sb	11,196	18,034

		18,034
FINLAND — 0.32%
Citycon OYJ	58,511	153,356
Sponda OYJ	32,869	190,068
Technopolis OYJ	19,728	83,028

		426,452
FRANCE — 6.38%
Altarea SCA	391	89,191
Fonciere des Regions	8,567	793,608
Gecina SA	6,565	1,028,437
ICADE	7,381	618,753
Klepierre	33,514	1,371,682
Mercialys SA	9,148	178,730

Security	Shares	Value
Nexity SA	6,286	$364,784
Unibail-Rodamco SE	16,142	4,062,334

		8,507,519
GERMANY — 6.30%
ADLER Real Estate AGb,c	4,355	67,553
ADLER Real Estate AG New	1	8
ADO Properties SAd	5,058	213,651
Alstria office REIT AGc	16,610	224,209
Deutsche Euroshop AG	7,786	306,460
Deutsche Wohnen AG Bearer	57,581	2,199,423
DIC Asset AG	7,517	82,271
Grand City Properties SA	16,838	336,944
Hamborner REIT AG	13,085	134,093
LEG Immobilien AG	10,228	960,191
PATRIZIA Immobilien AGb	6,263	118,042
TAG Immobilien AG	24,007	376,902
TLG Immobilien AG	10,633	217,021
Vib Vermoegen AG	4,402	103,828
Vonovia SE	75,556	2,995,888
WCM Beteiligungs & Grundbesitz-AGb	19,188	69,484

		8,405,968
HONG KONG — 16.30%
Asian Growth Properties Ltd.	54,285	16,923
Champion REIT	360,000	229,195
Cheung Kong Property Holdings Ltd.	432,000	3,383,971
Chinese Estates Holdings Ltd.	71,000	99,136
Chuang’s Consortium International Ltd.	144,000	33,019
CSI Properties Ltd.	728,000	34,971
Emperor International Holdings Ltd.	145,000	47,365
EverChina International Holdings Co. Ltd.[b]	720,000	21,398
Far East Consortium International Ltd./HK	144,000	80,426
Great Eagle Holdings Ltd.	36,000	183,079
Greenland Hong Kong Holdings Ltd.	144,000	49,436
Hang Lung Group Ltd.	144,000	595,815
Hang Lung Properties Ltd.	324,000	809,331
Henderson Land Development Co. Ltd.	220,640	1,230,889
HKR International Ltd.[b]	115,200	61,980
Hongkong Land Holdings Ltd.	190,600	1,402,816

249

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

June 30, 2017

Security	Shares	Value
Hysan Development Co. Ltd.	108,000	$515,343
Kerry Properties Ltd.	108,000	366,620
Kowloon Development Co. Ltd.	36,000	39,152
Lai Sun Development Co. Ltd.	2,168,000	79,150
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	123,500	52,207
Link REIT	360,000	2,739,273
Man Sang International Ltd.[b,c]	144,000	8,485
New World Development Co. Ltd.	864,000	1,096,816
Prosperity REIT	216,000	91,862
Regal REIT[c]	144,000	42,426
SEA Holdings Ltd.	40,000	51,137
Sino Land Co. Ltd.	470,000	770,645
Sinolink Worldwide Holdings Ltd.[b]	360,000	39,659
Soundwill Holdings Ltd.	18,000	43,349
SRE Group Ltd.[b]	848,000	19,553
Sun Hung Kai Properties Ltd.	258,000	3,790,788
Sunlight REIT	180,000	118,056
Swire Properties Ltd.	172,800	569,990
Tian An China Investment Co. Ltd.[b,c]	108,200	73,183
Wang On Group Ltd.	1,440,000	13,466
Wang On Properties Ltd.[b,c]	592,000	118,302
Wharf Holdings Ltd. (The)	196,000	1,624,452
Wheelock & Co. Ltd.	144,000	1,086,486
Yuexiu REIT	180,000	111,831

		21,741,981
IRELAND — 0.35%
Green REIT PLC	115,452	187,379
Hibernia REIT PLC	117,731	184,632
Irish Residential Properties REIT PLC	58,089	90,105

		462,116
ISRAEL — 1.17%
ADO Group Ltd.[b]	2,181	29,900
Africa Israel Properties Ltd.[b]	2,232	47,285
Airport City Ltd.[b]	9,753	134,984
Alony Hetz Properties & Investments Ltd.	16,128	163,096
Alrov Properties and Lodgings Ltd.	1,297	38,198
Amot Investments Ltd.	18,270	95,808
Azrieli Group Ltd.	5,904	328,216
Big Shopping Centers Ltd.	648	46,051

Security	Shares	Value
Blue Square Real Estate Ltd.	792	$36,222
Gazit-Globe Ltd.	15,474	149,521
Jerusalem Economy Ltd.[b]	25,488	64,763
Melisron Ltd.	2,677	140,786
Norstar Holdings Inc.	2,520	47,119
Property & Building Corp. Ltd.	324	32,310
REIT 1 Ltd.	27,589	103,171
Sella Capital Real Estate Ltd.	26,532	51,411
Summit Real Estate Holdings Ltd.	6,876	48,944

		1,557,785
ITALY — 0.12%
Beni Stabili SpA SIIQ	155,880	112,363
Immobiliare Grande Distribuzione SIIQ SpA	49,608	43,623

		155,986
JAPAN — 26.82%
Activia Properties Inc.	112	478,961
Advance Residence Investment Corp.	216	537,309
Aeon Mall Co. Ltd.	17,880	351,999
AEON REIT Investment Corp.	216	238,184
Airport Facilities Co. Ltd.	3,600	19,544
Ardepro Co. Ltd.[c]	21,600	29,220
Comforia Residential REIT Inc.	78	168,273
Daibiru Corp.	10,800	112,268
Daikyo Inc.	36,000	73,371
Daito Trust Construction Co. Ltd.	12,600	1,961,881
Daiwa House Industry Co. Ltd.	108,000	3,689,071
Daiwa House REIT Investment Corp.	231	548,718
Daiwa Office Investment Corp.	36	181,666
Frontier Real Estate Investment Corp.	79	325,886
Fukuoka REIT Corp.	144	221,588
Global One Real Estate Investment Corp.	36	123,514
GLP J-REIT	481	518,415
Goldcrest Co. Ltd.	3,600	79,587
Hankyu REIT Inc.	108	133,414
Health Care & Medical Investment Corp.	36	32,424
Heiwa Real Estate Co. Ltd.	3,400	54,770
Heiwa Real Estate REIT Inc.	180	140,014

250

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

June 30, 2017

Security	Shares	Value
Hoshino Resorts REIT Inc.	32	$164,329
Hulic Co. Ltd.	79,200	808,494
Hulic Reit Inc.	144	224,920
Ichigo Hotel REIT Investment Corp.	36	37,006
Ichigo Office REIT Investment	252	156,771
Industrial & Infrastructure Fund Investment Corp.	72	326,807
Invesco Office J-Reit Inc.	144	134,568
Invincible Investment Corp.	567	243,735
Japan Excellent Inc.	216	240,491
Japan Hotel REIT Investment Corp.	610	431,604
Japan Logistics Fund Inc.	144	299,252
Japan Prime Realty Investment Corp.	144	499,181
Japan Property Management Center Co. Ltd.	3,600	44,407
Japan Real Estate Investment Corp.	206	1,024,867
Japan Rental Housing Investments Inc.	288	212,745
Japan Retail Fund Investment Corp.	436	805,180
Keihanshin Building Co. Ltd.	7,200	44,792
Kenedix Office Investment Corp.	72	384,479
Kenedix Residential Investment Corp.	72	179,487
Kenedix Retail REIT Corp.	72	152,125
LaSalle Logiport REIT	180	181,506
Leopalace21 Corp.	46,800	290,730
MCUBS MidCity Investment Corp.[c]	36	107,814
Mitsubishi Estate Co. Ltd.	226,500	4,220,165
Mitsui Fudosan Co. Ltd.	160,456	3,827,895
Mitsui Fudosan Logistics Park Inc.	36	107,654
Mori Hills REIT Investment Corp.	252	309,954
MORI TRUST Sogo REIT Inc.	180	290,762
Nippon Accommodations Fund Inc.	72	301,175
Nippon Building Fund Inc.	216	1,103,453
Nippon Prologis REIT Inc.	324	690,331
NIPPON REIT Investment Corp.	72	190,765
Nomura Real Estate Holdings Inc.	21,600	423,695
Nomura Real Estate Master Fund Inc.	685	937,028
NTT Urban Development Corp.	18,000	173,656
One REIT Inc.[c]	34	63,364
Orix JREIT Inc.	432	637,850

Security	Shares	Value
Premier Investment Corp.	180	$175,899
SAMTY Co. Ltd.	3,600	39,249
Samty Residential Investment Corp.	72	55,237
Sekisui House Reit Inc.	144	171,862
Sekisui House SI Residential Investment Corp.	180	189,676
Shinoken Group Co. Ltd.[c]	3,600	72,666
Star Asia Investment Corp.	72	68,886
Starts Proceed Investment Corp.	36	47,067
Sumitomo Realty & Development Co. Ltd.	77,000	2,374,555
Sun Frontier Fudousan Co. Ltd.	3,600	36,141
Takara Leben Co. Ltd.	10,800	48,444
TOC Co. Ltd.	14,400	135,977
Tokyo Tatemono Co. Ltd.	36,000	471,627
Tokyu Fudosan Holdings Corp.	82,300	486,358
TOKYU REIT Inc.	180	218,832
Tosei Corp.	3,600	25,568
Tosei Reit Investment Corp.	36	34,347
United Urban Investment Corp.	504	719,936
Unizo Holdings Co. Ltd.	3,600	99,804

		35,765,245
NETHERLANDS — 0.71%
Brack Capital Properties NVb	720	72,976
Eurocommercial Properties NV	7,861	313,671
NSI NV	2,925	105,538
VastNed Retail NV	3,121	130,479
Wereldhave NV	6,535	319,978

		942,642
NEW ZEALAND — 0.70%
Argosy Property Ltd.	132,924	101,220
Goodman Property Trust	159,080	145,598
Investore Property Ltd.[c]	38,376	38,777
Kiwi Property Group Ltd.	229,190	236,616
Precinct Properties New Zealand Ltd.	164,797	148,417
Property for Industry Ltd.[c]	77,760	93,660
Stride Property Group	65,661	83,173
Vital Healthcare Property Trust	55,476	91,800

		939,261
NORWAY — 0.24%
Entra ASA[d]	12,878	159,886
Norwegian Property ASA	33,516	41,212

251

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

June 30, 2017

Security	Shares	Value
Olav Thon Eiendomsselskap ASA	4,873	$97,732
Selvaag Bolig ASA	7,416	28,507

		327,337
SINGAPORE — 7.74%
AIMS AMP Capital Industrial REIT	96,785	104,036
Ascendas Hospitality Trust	144,000	86,284
Ascendas India Trust	111,600	91,997
Ascendas REIT	387,636	734,815
Ascott Residence Trust	195,143	163,700
Cache Logistics Trust	136,000	90,380
CapitaLand Commercial Trust[c]	352,800	425,353
CapitaLand Ltd.	416,500	1,058,757
CapitaLand Mall Trust[c]	438,100	628,425
CapitaLand Retail China Trust	118,860	141,577
CDL Hospitality Trusts	107,500	129,217
City Developments Ltd.	100,600	783,991
Croesus Retail Trust	119,571	102,476
ESR REIT	184,040	78,864
Far East Hospitality Trust	135,700	66,034
First REIT	90,000	87,591
Fortune REIT	216,000	268,117
Frasers Centrepoint Ltd.	57,100	77,966
Frasers Centrepoint Trust[c]	93,100	144,703
Frasers Commercial Trust	100,300	103,808
Frasers Logistics & Industrial Trust[c]	172,800	135,544
Global Logistic Properties Ltd.	480,700	998,513
GuocoLand Ltd.	43,200	59,301
Ho Bee Land Ltd.	28,300	48,097
Keppel DC REIT	130,224	122,010
Keppel REIT	286,900	238,588
Lippo Malls Indonesia Retail Trust	327,600	105,881
Manulife US Real Estate Investment Trust[c]	97,200	87,480
Mapletree Commercial Trust	293,121	339,563
Mapletree Greater China Commercial Trust[c]	298,000	233,751
Mapletree Industrial Trust	193,640	261,590
Mapletree Logistics Trust	251,240	218,057
OUE Commercial REIT	90,000	46,737
OUE Hospitality Trust	194,400	105,188
Parkway Life REIT	64,300	125,158
Perennial Real Estate Holdings Ltd.	68,458	43,754

Security	Shares	Value
Sabana Shari’ah Compliant Industrial REIT	153,420	$51,814
Sinarmas Land Ltd.	201,600	62,961
Soilbuild Business Space REIT	122,080	63,840
SPH REIT	143,200	104,006
Starhill Global REIT	226,000	128,031
Suntec REIT[c]	409,000	555,493
United Industrial Corp. Ltd.	32,400	74,596
UOL Group Ltd.	93,100	516,602
Wheelock Properties Singapore Ltd.	43,600	59,375
Wing Tai Holdings Ltd.	61,250	88,526
Yoma Strategic Holdings Ltd.	183,633	78,023

		10,320,570
SPAIN — 1.50%
Axiare Patrimonio SOCIMI SA	9,936	169,534
Hispania Activos Inmobiliarios SOCIMI SA	18,108	298,953
Inmobiliaria Colonial SA	44,361	385,946
Lar Espana Real Estate SOCIMI SA	15,177	139,572
Merlin Properties SOCIMI SA	75,672	954,563
Realia Business SAb	39,017	47,839

		1,996,407
SWEDEN — 2.67%
Atrium Ljungberg AB Class B	7,708	128,397
Castellum AB	44,464	652,103
Catena AB	2,772	44,532
D. Carnegie & Co. ABb,c	6,284	86,982
Dios Fastigheter AB	14,145	78,150
Fabege AB	22,976	441,294
Fastighets AB Balder Class Bb	15,192	367,437
Hemfosa Fastigheter AB	24,913	268,785
Hufvudstaden AB Class A	19,664	325,692
Klovern AB Class B	74,153	81,058
Kungsleden AB	28,958	177,156
Magnolia Bostad AB	2,880	31,158
NP3 Fastigheter AB	7,632	42,437
Platzer Fastigheter Holding AB	8,136	49,436
Sagax AB	11,528	138,043
Victoria Park AB Class B	20,916	69,682
Wallenstam AB Class B	36,296	349,209
Wihlborgs Fastigheter AB	11,012	232,394

		3,563,945

252

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

June 30, 2017

Security	Shares	Value
SWITZERLAND — 1.99%
Allreal Holding AG Registered	2,329	$421,951
Hiag Immobilien AG	540	69,921
Intershop Holdings AG	252	126,572
Investis Holding SA	396	24,418
Mobimo Holding AG Registered	964	270,784
PSP Swiss Property AG Registered	6,535	611,430
Swiss Prime Site AG Registered	11,634	1,058,134
Zug Estates Holding AG Bearer	36	69,470

		2,652,680
UNITED KINGDOM — 8.87%
Assura PLC	274,608	227,576
Big Yellow Group PLC	24,308	250,073
British Land Co. PLC (The)	166,238	1,307,485
Capital & Counties Properties PLC[c]	121,950	463,657
Capital & Regional PLC	75,132	54,896
CLS Holdings PLC	27,756	73,189
Daejan Holdings PLC	1,432	114,861
Derwent London PLC	18,095	623,809
Empiric Student Property PLC	83,888	121,770
F&C Commercial Property Trust Ltd.	132,763	250,573
Grainger PLC	69,804	238,467
Great Portland Estates PLC	53,686	416,320
Hammerson PLC	128,830	961,389
Hansteen Holdings PLC	125,255	202,561
Helical PLC	18,036	70,459
Intu Properties PLC	144,794	506,123
Land Securities Group PLC	128,504	1,690,901
LondonMetric Property PLC	115,575	251,311
McKay Securities PLC	16,164	47,976
Mucklow A & J Group PLC	9,540	62,579
NewRiver REIT PLC	37,728	171,475
NewRiver REIT PLC[b]	3,531	683
Picton Property Income Ltd. (The)	94,896	102,618
Primary Health Properties PLC	102,405	151,309
Raven Russia Ltd.[b]	107,532	68,792
Redefine International PLC/Isle of Man	206,149	106,656
Regional REIT Ltd.[d]	44,939	61,438
Safestore Holdings PLC	34,117	186,749
Schroder REIT Ltd.	91,260	75,867
Segro PLC	162,085	1,029,963
Shaftesbury PLC	45,712	577,447

Security	Shares	Value
ST Modwen Properties PLC	30,708	$143,159
Tritax Big Box REIT PLC	222,820	423,149
U & I Group PLC	20,988	51,458
UK Commercial Property Trust Ltd.	110,556	132,334
UNITE Group PLC (The)	37,966	320,060
Urban & Civic PLC	18,216	62,230
Workspace Group PLC	19,281	223,026

		11,824,388

TOTAL COMMON STOCKS
(Cost: $124,656,601)		132,561,147

RIGHTS — 0.00%

ISRAEL — 0.00%
Airport City Ltd. (Expires 07/04/17)[b]	650	2,200

		2,200

TOTAL RIGHTS
(Cost: $0)		2,200

SHORT-TERM INVESTMENTS — 2.45%

MONEY MARKET FUNDS — 2.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[e,f,g]	3,211,497	3,212,460
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[e,f]	57,546	57,546

		3,270,006

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,269,453)		3,270,006

253

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

June 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 101.85%
(Cost: $127,926,054)[h]	$135,833,353
Other Assets, Less Liabilities — (1.85)%	(2,471,389)

NET ASSETS — 100.00%	$133,361,964

[a]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $135,216,226. Net unrealized appreciation was $617,127, of which $16,032,065 represented gross unrealized appreciation on securities and $15,414,938 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$132,551,956	$9,168	$23	$132,561,147
Rights	—	2,200	—	2,200
Money market funds	3,270,006	—	—	3,270,006

Total	$135,821,962	$11,368	$23	$135,833,353

254

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.96%

AUSTRALIA — 1.86%
Amcor Ltd./Australia	9,020	$112,154
Ansell Ltd.	1,166	21,224
Aristocrat Leisure Ltd.	1,892	32,740
Australian Pharmaceutical Industries Ltd.	2,487	3,634
Challenger Ltd./Australia	5,899	60,361
Computershare Ltd.	3,445	37,365
Corporate Travel Management Ltd.	606	10,663
CSL Ltd.	1,441	152,567
Nufarm Ltd./Australia	1,223	9,034
REA Group Ltd.	257	13,090
Seek Ltd.	2,962	38,419
Sonic Healthcare Ltd.	3,116	57,889

		549,140
BELGIUM — 0.01%
Lotus Bakeries	1	2,659

		2,659
BRAZIL — 0.84%
Ambev SA	31,100	171,868
Ultrapar Participacoes SA	3,300	77,210

		249,078
CANADA — 16.79%
Agrium Inc.	1,302	117,829
Alimentation Couche-Tard Inc. Class B	599	28,670
Atco Ltd./Canada Class I	539	21,046
Bank of Montreal	5,610	411,322
Bank of Nova Scotia (The)	10,373	623,083
BCE Inc.	3,191	143,493
Boyd Group Income Fund	57	4,220
Brookfield Asset Management Inc. Class A	2,699	105,761
Canadian Imperial Bank of Commerce	4,136	335,638
Canadian National Railway Co.	2,552	206,762
Canadian Tire Corp. Ltd. Class A	325	36,927
Canadian Utilities Ltd. Class A	947	30,385
Canadian Western Bank	803	16,929
CCL Industries Inc. Class B	330	16,671
CI Financial Corp.	2,784	59,251
Cogeco Communications Inc.	61	3,720
Constellation Software Inc./Canada	44	22,985

Security	Shares	Value
Dollarama Inc.	231	$22,040
Dorel Industries Inc. Class B	58	1,539
Emera Inc.	1,914	71,051
Equitable Group Inc.	124	5,679
Finning International Inc.	990	19,378
Fortis Inc./Canada	3,212	112,730
Genworth MI Canada Inc.	521	14,314
Gildan Activewear Inc.	522	16,017
Intact Financial Corp.	814	61,399
Laurentian Bank of Canada	517	21,565
Magna International Inc. Class A	2,244	103,794
Methanex Corp.	660	29,094
Metro Inc.	1,101	36,183
National Bank of Canada	3,212	134,866
Ritchie Bros Auctioneers Inc.	594	17,042
Rogers Communications Inc. Class B	2,805	132,291
Royal Bank of Canada	11,594	840,603
ShawCor Ltd.	253	5,159
SNC-Lavalin Group Inc.	561	24,221
Stantec Inc.	111	2,791
Stella-Jones Inc.	286	9,747
Suncor Energy Inc.	9,900	288,836
Thomson Reuters Corp.	2,226	102,910
Toronto-Dominion Bank (The)	13,959	702,411
Transcontinental Inc. Class A	110	2,177

		4,962,529
CHILE — 0.10%
Banco de Chile	219,406	28,459

		28,459
CHINA — 1.45%
Beijing Capital International Airport Co. Ltd. Class H	2,000	2,818
China Everbright International Ltd.	12,000	14,972
China Gas Holdings Ltd.	6,000	12,113
China Overseas Land & Investment Ltd.	26,000	76,104
China Pacific Insurance Group Co. Ltd. Class H	25,600	104,611
China Resources Gas Group Ltd.	4,000	13,655
China State Construction International Holdings Ltd.	6,000	10,268
Guangdong Investment Ltd.	22,000	30,324
Longfor Properties Co. Ltd.	11,000	23,645

255

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

June 30, 2017

Security	Shares	Value
Sinopharm Group Co. Ltd. Class H	4,400	$19,896
Tencent Holdings Ltd.	3,300	118,026
Tongda Group Holdings Ltd.	10,000	2,985

		429,417
DENMARK — 1.99%
Coloplast A/S Class B	649	54,160
DSV A/S	143	8,775
GN Store Nord A/S	594	17,322
Novo Nordisk A/S Class B	11,143	476,570
Novozymes A/S Class B	707	30,899

		587,726
FINLAND — 0.87%
Huhtamaki OYJ	631	24,829
Kone OYJ Class B	2,959	150,318
Raisio OYJ Series V	1,342	5,571
Tieto OYJ	797	24,607
Wartsila OYJ Abp	891	52,590

		257,915
FRANCE — 8.32%
Accor SA	1,254	58,705
Air Liquide SA	2,101	259,279
Airbus SE	2,508	205,956
Arkema SA	341	36,337
Christian Dior SE	40	11,421
Cie. Plastic Omnium SA	44	1,603
Dassault Systemes SE	99	8,863
Essilor International SA	330	41,929
Eurofins Scientific SE	24	13,499
Hermes International	33	16,284
Imerys SA	121	10,509
Ingenico Group SA	170	15,413
L’Oreal SA	881	183,280
Legrand SA	1,177	82,224
LVMH Moet Hennessy Louis Vuitton SE	1,276	317,701
Orpea	99	11,018
Rubis SCA	220	24,901
Safran SA	1,441	131,877
Sanofi	9,350	893,229
SEB SA	55	9,864
Sodexo SA	440	56,809
Stef SA	36	3,757

Security	Shares	Value
Valeo SA	946	$63,648

		2,458,106
GERMANY — 8.18%
AURELIUS Equity Opportunities SE & Co KGaA	22	1,180
BASF SE	6,952	642,971
Bayer AG Registered	4,239	547,298
Bayerische Motoren Werke AG	3,333	308,982
BayWa AG	79	2,804
Bertrandt AG	49	4,905
Brenntag AG	506	29,248
Continental AG	517	111,417
Duerr AG	198	23,498
Fresenius Medical Care AG & Co. KGaA	506	48,576
Fresenius SE & Co. KGaA	546	46,743
Gerresheimer AG	99	7,953
GRENKE AG	39	8,652
HeidelbergCement AG	616	59,473
Henkel AG & Co. KGaA	341	41,187
Krones AG	22	2,544
Linde AG	924	174,731
Merck KGaA	275	33,169
Rational AG	1	532
SAP SE	2,860	298,307
Symrise AG	319	22,565

		2,416,735
HONG KONG — 3.43%
AIA Group Ltd.	36,200	264,552
Citic Telecom International Holdings Ltd.	22,000	7,045
CK Infrastructure Holdings Ltd.	11,000	92,436
CLP Holdings Ltd.	12,500	132,262
Hang Seng Bank Ltd.	4,700	98,317
Henderson Land Development Co. Ltd.	2,200	12,273
Hong Kong & China Gas Co. Ltd.	48,881	91,921
Hysan Development Co. Ltd.	11,000	52,489
Johnson Electric Holdings Ltd.	500	1,739
Minth Group Ltd.	2,000	8,480
MTR Corp. Ltd.	11,000	61,930
New World Development Co. Ltd.	66,000	83,785
Techtronic Industries Co. Ltd.	1,500	6,898
Wharf Holdings Ltd. (The)	11,000	91,168
Wheelock & Co. Ltd.	1,000	7,545

		1,012,840

256

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

June 30, 2017

Security	Shares	Value
HUNGARY — 0.07%
OTP Bank PLC	594	$19,836

		19,836
INDIA — 1.93%
Axis Bank Ltd.[a]	1,711	68,098
Infosys Ltd. ADR	16,186	243,114
Larsen & Toubro Ltd. GDR[a]	3,424	88,339
Reliance Industries Ltd. GDR[b,c]	4,007	169,897

		569,448
INDONESIA — 0.26%
Bank Rakyat Indonesia Persero Tbk PT	66,000	75,520
Indofood CBP Sukses Makmur Tbk PT	2,500	1,651

		77,171
IRELAND — 0.38%
C&C Group PLC	1,367	5,019
Glanbia PLC	124	2,422
Kerry Group PLC Class A	280	24,057
Kingspan Group PLC	291	9,975
Paddy Power Betfair PLC	248	26,438
Smurfit Kappa Group PLC	1,419	44,111

		112,022
ITALY — 0.10%
Luxottica Group SpA	506	29,231

		29,231
JAPAN — 12.40%
ABC-Mart Inc.	200	11,766
Aeon Delight Co. Ltd.	100	3,235
AEON Financial Service Co. Ltd.	700	14,815
Aica Kogyo Co. Ltd.	100	3,044
Alfresa Holdings Corp.	1,600	30,858
Asahi Group Holdings Ltd.	1,100	41,392
Bandai Namco Holdings Inc.	1,100	37,496
Bridgestone Corp.	4,500	193,841
Calbee Inc.	300	11,788
Central Japan Railway Co.	300	48,888
Denso Corp.	3,300	139,272
East Japan Railway Co.	1,100	105,193
Financial Products Group Co. Ltd.	200	1,906
Fuji Electric Co. Ltd.	1,000	5,269
Fujitec Co. Ltd.	200	2,611
Hakuhodo DY Holdings Inc.	500	6,635
Hiroshima Bank Ltd. (The)	1,000	4,432

Security	Shares	Value
HIS Co. Ltd.	400	$12,051
Hitachi Capital Corp.	1,100	26,453
HORIBA Ltd.	100	6,079
Isuzu Motors Ltd.	2,600	32,072
Itochu Techno-Solutions Corp.	200	6,995
J Front Retailing Co. Ltd.	1,400	21,481
Japan Tobacco Inc.	7,700	270,487
JSR Corp.	2,200	37,926
Kakaku.com Inc.	1,500	21,533
Kaken Pharmaceutical Co. Ltd.	100	5,456
Kansai Paint Co. Ltd.	400	9,203
Kao Corp.	2,200	130,637
KDDI Corp.	10,500	278,013
Keihin Corp.	100	1,364
Kewpie Corp.	300	7,876
Kobayashi Pharmaceutical Co. Ltd.	100	5,936
Koei Tecmo Holdings Co. Ltd.	200	3,966
Kurita Water Industries Ltd.	200	5,447
Lawson Inc.	300	20,986
Miraca Holdings Inc.	100	4,495
MISUMI Group Inc.	200	4,567
Mitsubishi Chemical Holdings Corp.	7,900	65,395
Mitsubishi Heavy Industries Ltd.	23,000	94,121
MonotaRO Co. Ltd.	200	6,444
Nagoya Railroad Co. Ltd.	1,000	4,664
Nihon Kohden Corp.	100	2,309
Nikkon Holdings Co. Ltd.	100	2,310
Nippon Paint Holdings Co. Ltd.	300	11,347
Nippon Telegraph & Telephone Corp.	3,300	155,954
Nissan Motor Co. Ltd.	22,500	223,879
NTT DOCOMO Inc.	8,200	193,542
Obic Co. Ltd.	100	6,141
Otsuka Holdings Co. Ltd.	2,200	93,788
PALTAC Corp.	200	6,737
Relo Group Inc.	1,300	25,304
Sanwa Holdings Corp.	1,600	16,860
Sawai Pharmaceutical Co. Ltd.	100	5,616
SCSK Corp.	100	4,486
Sekisui Chemical Co. Ltd.	3,300	59,063
Sekisui House Ltd.	5,100	89,849
Senko Group Holdings Co. Ltd.	1,600	10,395
Seven & I Holdings Co. Ltd.	3,700	152,399
Seven Bank Ltd.	11,600	41,502

257

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

June 30, 2017

Security	Shares	Value
Shizuoka Bank Ltd. (The)	2,000	$18,067
Sohgo Security Services Co. Ltd.	200	9,007
Sony Financial Holdings Inc.	1,100	18,738
Stanley Electric Co. Ltd.	100	3,017
Sugi Holdings Co. Ltd.	100	5,358
Sumitomo Electric Industries Ltd.	3,800	58,508
Sumitomo Mitsui Trust Holdings Inc.	4,400	157,383
Sumitomo Rubber Industries Ltd.	1,200	20,249
Suzuki Motor Corp.	1,100	52,181
Sysmex Corp.	300	17,916
T-Gaia Corp.	300	5,692
Tadano Ltd.	1,400	16,808
Temp Holdings Co. Ltd.	300	5,623
Terumo Corp.	1,100	43,321
Tokai Rika Co. Ltd.	300	5,519
Tokio Marine Holdings Inc.	4,400	182,132
Tokyo Century Corp.	200	7,992
Tokyo Ohka Kogyo Co. Ltd.	100	3,333
Tokyo Seimitsu Co. Ltd.	100	3,217
TOTO Ltd.	300	11,454
TS Tech Co. Ltd.	100	2,910
Unicharm Corp.	1,100	27,627
USS Co. Ltd.	1,600	31,798
Valor Holdings Co. Ltd.	100	2,270
West Japan Railway Co.	1,100	77,693
Yakult Honsha Co. Ltd.	300	20,425
Yokogawa Electric Corp.	500	8,014

		3,663,821
MALAYSIA — 0.20%
Public Bank Bhd	12,600	59,644

		59,644
MEXICO — 0.78%
Alfa SAB de CV	15,400	21,969
America Movil SAB de CV	136,400	110,026
Grupo Financiero Banorte SAB de CV	14,800	94,353
Grupo Financiero Inbursa SAB de CV Series O	3,300	5,652

		232,000
NETHERLANDS — 3.23%
Aalberts Industries NV	81	3,220
ASML Holding NV	862	112,178
Gemalto NV	147	8,811
Koninklijke Ahold Delhaize NV	7,437	141,993

Security	Shares	Value
RELX NV	6,383	$131,042
Unilever NV CVA	10,098	556,515

		953,759
NORWAY — 0.06%
Tomra Systems ASA	1,533	18,667

		18,667
PHILIPPINES — 0.17%
Ayala Land Inc.	50,700	39,939
SM Investments Corp.	565	8,991

		48,930
RUSSIA — 0.12%
Novatek PJSC GDR[a]	308	34,311

		34,311
SINGAPORE — 0.18%
ComfortDelGro Corp. Ltd.	32,600	54,458

		54,458
SOUTH AFRICA — 1.81%
AVI Ltd.	2,764	20,040
Capitec Bank Holdings Ltd.	212	13,430
Discovery Ltd.	1,155	11,276
Famous Brands Ltd.	158	1,519
FirstRand Ltd.	36,168	130,152
Foschini Group Ltd. (The)	1,455	15,245
Investec Ltd.	3,301	24,312
Life Healthcare Group Holdings Ltd.	14,786	28,946
Mr. Price Group Ltd.	2,322	27,646
Naspers Ltd. Class N	265	51,473
Nedbank Group Ltd.	2,094	33,368
PSG Group Ltd.	286	5,239
Rand Merchant Investment Holdings Ltd.	2,520	7,499
Remgro Ltd.	2,170	35,353
RMB Holdings Ltd.	6,956	31,190
Sanlam Ltd.	15,092	74,639
Shoprite Holdings Ltd.	1,651	25,123

		536,450
SOUTH KOREA — 0.07%
SK Holdings Co. Ltd.	88	21,382

		21,382
SPAIN — 0.84%
Amadeus IT Group SA	1,711	102,160
Industria de Diseno Textil SA	3,828	146,742

		248,902

258

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

June 30, 2017

Security	Shares	Value
SWEDEN — 1.81%
AAK AB	77	$5,614
AF AB Class B	132	2,725
Alfa Laval AB	1,551	31,702
Assa Abloy AB Class B	3,030	66,495
Atrium Ljungberg AB Class B	694	11,560
Castellum AB	2,611	38,293
Hexagon AB Class B	717	34,046
Hexpol AB	849	9,256
Hufvudstaden AB Class A	686	11,362
Intrum Justitia AB	335	11,359
JM AB	429	15,162
Loomis AB Class B	352	12,603
Modern Times Group MTG AB Class B	422	14,509
Svenska Cellulosa AB SCA Class B	3,399	25,690
Svenska Handelsbanken AB Class A	14,014	200,377
Trelleborg AB Class B	1,045	23,825
Wihlborgs Fastigheter AB	990	20,893

		535,471
SWITZERLAND — 14.30%
ABB Ltd. Registered	25,454	629,406
Cie. Financiere Richemont SA Class A Registered	2,674	220,588
Geberit AG Registered	143	66,778
Givaudan SA Registered	49	98,138
Nestle SA Registered	10,835	944,166
Novartis AG Registered	11,044	920,285
Partners Group Holding AG	110	68,287
Roche Holding AG	3,344	852,718
Roche Holding AG Bearer	165	42,557
Swiss Re AG	4,070	372,511
Vifor Pharma AG	110	12,141

		4,227,575
TAIWAN — 0.16%
Eclat Textile Co. Ltd.	1,000	12,196
Phison Electronics Corp.	1,000	12,344
Vanguard International Semiconductor Corp.	11,000	21,696

		46,236
THAILAND — 0.13%
Airports of Thailand PCL NVDR	20,900	29,070
Thai Union Group PCL NVDR	7,900	4,907

Security	Shares	Value
Thanachart Capital PCL NVDR	3,600	$4,875

		38,852
TURKEY — 0.08%
BIM Birlesik Magazalar AS	1,345	24,914

		24,914
UNITED ARAB EMIRATES — 0.19%
First Abu Dhabi Bank PJSC	19,888	56,855

		56,855
UNITED KINGDOM — 15.85%
Ashtead Group PLC	1,646	33,974
Associated British Foods PLC	1,047	39,930
AVEVA Group PLC	242	6,098
BAE Systems PLC	25,905	213,168
Bellway PLC	924	35,707
Berendsen PLC	732	11,695
Bodycote PLC	674	6,597
Bovis Homes Group PLC	1,156	14,348
British American Tobacco PLC	12,628	858,540
BT Group PLC	82,645	316,419
Bunzl PLC	1,089	32,365
Burberry Group PLC	2,574	55,536
Close Brothers Group PLC	1,419	27,814
Compass Group PLC	7,435	156,455
Cranswick PLC	374	13,622
Croda International PLC	465	23,466
Daily Mail & General Trust PLC Class A NVS	1,694	14,677
Dairy Crest Group PLC	2,018	15,702
Dechra Pharmaceuticals PLC	113	2,495
Diageo PLC	15,026	442,766
Domino’s Pizza Group PLC	2,125	8,112
DS Smith PLC	5,239	32,229
Essentra PLC	2,323	17,034
Experian PLC	3,960	81,016
GKN PLC	8,229	34,846
Halma PLC	863	12,331
Hill & Smith Holdings PLC	220	3,944
Howden Joinery Group PLC	2,893	15,298
Inchcape PLC	2,633	25,805
InterContinental Hotels Group PLC	788	43,676
Intertek Group PLC	497	27,224
IWG PLC	3,994	16,778

259

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

June 30, 2017

Security	Shares	Value
James Fisher & Sons PLC	135	$2,855
Janus Henderson Group PLC[c]	2	66
Jardine Lloyd Thompson Group PLC	1,298	20,232
Meggitt PLC	5,390	33,389
Micro Focus International PLC	760	22,419
Moneysupermarket.com Group PLC	2,827	12,988
National Grid PLC	35,256	435,884
Next PLC	1,298	65,014
Paragon Group of Companies PLC (The)	2,508	13,917
Provident Financial PLC	1,245	39,346
Prudential PLC	12,892	294,898
PZ Cussons PLC	1,809	8,041
QinetiQ Group PLC	6,700	23,515
RELX PLC	5,368	115,748
Renishaw PLC	154	7,241
Rentokil Initial PLC	3,345	11,875
Rightmove PLC	135	7,453
Schroders PLC	707	28,506
Schroders PLC NVS	323	9,281
Senior PLC	2,739	8,347
Shire PLC	696	38,314
SIG PLC	4,763	9,194
Sky PLC	9,064	117,030
Smiths Group PLC	2,717	56,362
Spectris PLC	693	22,711
Spirax-Sarco Engineering PLC	275	19,111
St. James’s Place PLC	3,161	48,533
Standard Life PLC	21,907	113,568
Synthomer PLC	883	5,598
Ted Baker PLC	165	5,122
Telecom Plus PLC	715	10,727
Travis Perkins PLC	1,585	29,956
Ultra Electronics Holdings PLC	760	20,218
UNITE Group PLC (The)	5,920	49,907
Victrex PLC	484	11,794
WH Smith PLC	990	22,054
Whitbread PLC	938	48,335
William Hill PLC	7, 960	26,283
Wolseley PLC	1,034	63,301

Security	Shares	Value
WPP PLC	7,865	$164,890

		4,683,690

TOTAL COMMON STOCKS (Cost: $26,974,234)		29,248,229

PREFERRED STOCKS — 0.50%

COLOMBIA — 0.11%
Bancolombia SA, Preference Shares	3,003	33,322

		33,322
GERMANY — 0.39%
Bayerische Motoren Werke AG, Preference Shares	121	9,962
Fuchs Petrolub SE, Preference Shares	341	18,542
Henkel AG & Co. KGaA, Preference Shares	495	68,031
Sartorius AG, Preference Shares	176	16,958

		113,493

TOTAL PREFERRED STOCKS
(Cost: $131,160)		146,815

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[d,e,f]	7,334	7,336
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[d,e]	5,033	5,033

		12,369

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,368)		12,369

260

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

June 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 99.50%
(Cost: $27,117,762)[g]	$29,407,413
Other Assets, Less Liabilities — 0.50%	147,635

NET ASSETS — 100.00%	$29,555,048

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $27,128,825. Net unrealized appreciation was $2,278,588, of which $2,526,813 represented gross unrealized appreciation on securities and $248,225 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$29,248,229	$—	$—	$29,248,229
Preferred stocks	146,815	—	—	146,815
Money market funds	12,369	—	—	12,369

Total	$29,407,413	$—	$—	$29,407,413

261

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

June 30, 2017

Security	Shares	Value
PREFERRED STOCKS — 99.40%

AUSTRALIA — 0.69%
Brookfield Infrastructure Partners LP Series 5, 5.35%[a]	26,321	$520,258

		520,258
CANADA — 79.53%
AltaGas Ltd., 5.25%[a]	21,055	422,981
AltaGas Ltd. Series K, 5.00%[a]	31,421	621,791
Bank of Montreal Series 27, 4.00%[a]	52,650	896,757
Bank of Montreal Series 29, 3.90%[a]	42,118	700,507
Bank of Montreal Series 31, 3.80%[a]	31,587	522,194
Bank of Montreal Series 38, 4.85%[a]	63,043	1,276,200
Bank of Montreal Series 40, 4.50%[a]	52,652	1,043,958
Bank of Nova Scotia (The) Series 32, 2.06%[a]	29,381	504,502
Bank of Nova Scotia (The) Series 34, 5.50%[a]	36,853	757,378
Bank of Nova Scotia (The) Series 38, 4.85%[a]	52,506	1,057,640
BCE Inc. Series AK, 2.95%[a]	59,879	809,176
BCE Inc. Series AM, 2.76%[a]	25,129	357,963
Brookfield Asset Management Inc., 5.00%[a]	26,333	534,081
Brookfield Asset Management Inc. Series 24, 3.01%[a]	24,725	379,052
Brookfield Asset Management Inc. Series 26, 3.47%[a]	26,045	406,107
Brookfield Asset Management Inc. Series 32, 4.50%[a]	31,559	586,613
Brookfield Asset Management Inc. Series 36, 4.85%	20,965	372,743
Brookfield Asset Management Inc. Series 37, 4.90%	20,965	380,653
Brookfield Asset Management Inc. Series 42, 4.50%[a]	31,601	587,150
Brookfield Asset Management Inc. Series 46, 4.80%[a]	31,601	636,059
Brookfield Office Properties Inc. Series EE, 5.10%[a]	28,905	561,986
Brookfield Office Properties Inc. Series T, 4.60%[a]	26,321	442,838

Security	Shares	Value
Brookfield Renewable Partners LP Series 9, 5.75%[a]	21,055	$422,981
Canadian Imperial Bank of Commerce Series 39, 3.90%[a]	42,132	706,255
Canadian Imperial Bank of Commerce Series 41, 3.75%[a]	31,599	519,472
Canadian Utilities Ltd. Series FF, 4.50%[a]	26,321	547,619
Capital Power Corp. Series 7, 6.00%[a]	21,055	420,549
Element Fleet Management Corp. Series G, 6.50%[a]	18,160	342,589
Emera Inc. Series C, 4.10%[a]	26,321	472,225
Empire Life Insurance Co. (The) Series 1, 5.75%[a]	15,742	322,792
Enbridge Inc. Series 03, 4.00%[a]	46,517	711,348
Enbridge Inc. Series 07, 4.40%[a]	19,383	308,946
Enbridge Inc. Series 09, 4.40%[a]	21,315	349,588
Enbridge Inc. Series 11, 4.40%[a]	38,706	631,539
Enbridge Inc. Series 13, 4.40%[a]	27,134	447,114
Enbridge Inc. Series 15, 4.40%[a]	21,315	352,870
Enbridge Inc. Series 17, 5.15%[a]	58,148	1,175,318
Enbridge Inc. Series B, 3.42%[a]	38,765	565,342
Enbridge Inc. Series D, 4.00%[a]	34,886	523,545
Enbridge Inc. Series F, 4.00%[a]	38,765	605,041
Enbridge Inc. Series H, 4.00%[a]	27,134	385,271
Enbridge Inc. Series N, 4.00%[a]	34,886	564,107
Enbridge Inc. Series P, 4.00%[a]	31,006	482,268
Enbridge Inc. Series R, 4.00%[a]	31,006	483,461
Fairfax Financial Holdings Ltd. Series K, 4.67%[a]	25,009	447,724
Fairfax Financial Holdings Ltd. Series M, 4.75%[a]	24,213	456,219
Fortis Inc./Canada Series M, 4.10%[a]	63,182	1,137,928
Husky Energy Inc. Series 3, 4.50%[a]	26,321	476,076
Husky Energy Inc. Series 5, 4.50%[a]	21,055	396,068
Industrial Alliance Insurance & Financial Services Inc. Series G, 3.77%[a]	26,321	466,348
Intact Financial Corp. Series 3, 3.33%[a]	22,125	380,420
Manulife Financial Corp. Series 15, 3.90%[a]	21,055	343,216
Manulife Financial Corp. Series 17, 3.90%[a]	36,853	626,561

262

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

June 30, 2017

Security	Shares	Value
Manulife Financial Corp. Series 21, 5.60%[a]	44,747	$929,602
Manulife Financial Corp. Series 23, 4.85%[a]	50,206	998,167
National Bank of Canada Series 30, 4.10%[a]	36,853	631,385
National Bank of Canada Series 32, 3.90%[a]	31,587	526,572
National Bank of Canada Series 34, 5.60%[a]	42,118	878,877
National Bank of Canada Series 36, 5.40%[a]	41,970	868,679
Pembina Pipeline Corp. Series 01, 4.25%[a]	26,321	419,328
Pembina Pipeline Corp. Series 05, 5.00%[a]	26,321	475,671
Pembina Pipeline Corp. Series 07, 4.50%[a]	26,326	462,180
Pembina Pipeline Corp. Series 09, 4.75%[a]	23,688	453,076
Pembina Pipeline Corp. Series 11, 5.75%[a]	17,897	369,598
Pembina Pipeline Corp. Series 13, 5.75%[a]	26,253	542,768
Power Financial Corp. Series S, 4.80%	31,587	582,999
Royal Bank of Canada Series AJ, 3.52%[a]	35,749	681,012
Royal Bank of Canada Series AZ, 4.00%[a]	52,650	881,351
Royal Bank of Canada Series BB, 3.90%[a]	52,650	882,162
Royal Bank of Canada Series BD, 3.60%[a]	63,034	1,146,426
Royal Bank of Canada Series BK, 5.50%[a,b]	76,346	1,584,296
Royal Bank of Canada Series BM, 5.50%[a]	78,979	1,644,408
Sun Life Financial Inc. Series 4, 4.45%	31,587	538,976
Toronto-Dominion Bank (The) Series 01, 3.90%[a]	51,983	870,586
Toronto-Dominion Bank (The) Series 03, 3.80%[a]	51,984	871,403
Toronto-Dominion Bank (The) Series 05, 3.75%[a]	51,984	865,800

Security	Shares	Value
Toronto-Dominion Bank (The) Series 07, 3.60%[a]	36,391	$668,023
Toronto-Dominion Bank (The) Series 09, 3.70%[a]	20,791	386,779
Toronto-Dominion Bank (The) Series 12, 5.50%[a]	72,781	1,518,162
Toronto-Dominion Bank (The) Series 14, 4.85%[a]	104,503	2,118,706
TransCanada Corp. Series 01, 3.27%[a]	25,004	375,243
TransCanada Corp. Series 05, 2.26%[a]	33,466	413,848
TransCanada Corp. Series 07, 4.00%[a]	63,184	1,078,609
TransCanada Corp. Series 09, 4.25%[a]	47,384	817,280
TransCanada Corp. Series 11, 3.80%[a]	26,321	494,925
TransCanada Corp. Series 13, 5.50%[a]	52,506	1,091,196
TransCanada Corp. Series 15, 4.90%[a]	105,328	2,125,700
Westcoast Energy Inc. Series 12, 5.20%[a]	31,593	641,737

		59,764,659
SINGAPORE — 0.95%
City Developments Ltd., Preference Shares[a,c]	868,729	716,133

		716,133
SWEDEN — 2.83%
Klovern AB, Preference Shares	43,289	1,505,316
Sagax AB, Preference Shares	153,352	618,168

		2,123,484
UNITED KINGDOM — 15.40%
Aviva PLC, 8.38%	263,266	526,205
Aviva PLC, 8.75%	263,266	537,747
Balfour Beatty PLC, 9.68%[c]	295,002	450,251
Doric Nimrod Air Three Ltd., Preference Shares	579,464	805,383
Doric Nimrod Air Two Ltd., Preference Shares	454,792	1,307,038
Ecclesiastical Insurance Group PLC, 8.63%	280,249	525,112
General Accident PLC, 7.88%	289,595	537,922
General Accident PLC, 8.88%	368,574	761,227
Lloyds Banking Group PLC, 6.48%	521,440	760,296
Lloyds Banking Group PLC, 9.25%	790,149	1,608,825
Lloyds Banking Group PLC, 9.75%	146,742	309,742
National Westminster Bank PLC Series A, 9.00%	368,748	713,688

263

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

June 30, 2017

Security	Shares	Value
Raven Russia Ltd., 12.00%	260,107	$469,633
RSA Insurance Group PLC, 7.38%	329,081	570,658
Santander UK PLC, 10.38%	358,436	812,455
Standard Chartered PLC, 7.38%	252,826	403,942
Standard Chartered PLC, 8.25%	261,293	469,654

		11,569,778

TOTAL PREFERRED STOCKS (Cost: $71,131,210)		74,694,312

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[d,e]	52,446	52,446

		52,446

TOTAL SHORT-TERM INVESTMENTS (Cost: $52,446)		52,446

Security	Value
TOTAL INVESTMENTS IN SECURITIES — 99.47%
(Cost: $71,183,656)[f]	$74,746,758
Other Assets, Less Liabilities — 0.53%	395,412

NET ASSETS — 100.00%	$75,142,170

[a]	Variable rate security. Rate shown is as of report date.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Convertible preferred stock.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	The cost of investments for federal income tax purposes was $71,635,665. Net unrealized appreciation was $3,111,093, of which $4,152,565 represented gross unrealized appreciation on securities and $1,041,472 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Preferred stocks	$74,694,312	$—	$—	$74,694,312
Money market funds	52,446	—	—	52,446

Total	$74,746,758	$—	$—	$74,746,758

264

Schedule of Investments (Unaudited)

iSHARES® JPX-NIKKEI 400 ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.56%

AIR FREIGHT & LOGISTICS — 0.23%
Yamato Holdings Co. Ltd.	10,000	$202,786

		202,786
AIRLINES — 0.75%
ANA Holdings Inc.	100,000	347,454
Japan Airlines Co. Ltd.	10,000	309,185

		656,639
AUTO COMPONENTS — 3.76%
Aisin Seiki Co. Ltd.	5,000	255,874
Bridgestone Corp.	20,000	861,517
Denso Corp.	14,000	590,851
Eagle Industry Co. Ltd.	1,000	16,865
Koito Manufacturing Co. Ltd.	3,000	154,325
Mitsuba Corp.	1,000	18,414
NGK Spark Plug Co. Ltd.	5,000	106,310
NHK Spring Co. Ltd.	6,000	63,065
Nifco Inc./Japan	1,000	53,667
Nissin Kogyo Co. Ltd.	1,000	15,877
NOK Corp.	3,000	63,386
Stanley Electric Co. Ltd.	4,000	120,683
Sumitomo Electric Industries Ltd.	22,000	338,733
Sumitomo Rubber Industries Ltd.	6,000	101,246
Toyo Tire & Rubber Co. Ltd.	3,000	61,116
Toyoda Gosei Co. Ltd.	2,000	47,686
Toyota Industries Corp.	5,000	262,994
TPR Co. Ltd.	1,000	32,262
TS Tech Co. Ltd.	1,600	46,565
Yokohama Rubber Co. Ltd. (The)	4,000	80,278

		3,291,714
AUTOMOBILES — 5.59%
Honda Motor Co. Ltd.	45,000	1,227,127
Isuzu Motors Ltd.	16,000	197,365
Mazda Motor Corp.	18,000	251,192
Nissan Motor Co. Ltd.	67,000	666,661
Subaru Corp.	18,000	606,515
Suzuki Motor Corp.	11,000	521,805
Toyota Motor Corp.	23,084	1,210,698
Yamaha Motor Co. Ltd.	8,000	206,337

		4,887,700
BANKS — 7.95%
Aozora Bank Ltd.	36,000	137,131

Security	Shares	Value
Chiba Bank Ltd. (The)	20,000	$144,891
Chugoku Bank Ltd. (The)	5,000	74,760
Concordia Financial Group Ltd.	36,000	181,538
Fukuoka Financial Group Inc.	22,000	104,557
Gunma Bank Ltd. (The)	12,000	71,983
Hachijuni Bank Ltd. (The)	14,000	88,839
Hiroshima Bank Ltd. (The)	20,000	88,644
Hokuhoku Financial Group Inc.	4,000	63,759
Kyushu Financial Group Inc.	12,000	75,721
Mitsubishi UFJ Financial Group Inc.	242,000	1,625,682
Mizuho Financial Group Inc.	753,000	1,376,524
North Pacific Bank Ltd.	8,600	30,080
Resona Holdings Inc.	65,000	357,801
Seven Bank Ltd.	20,000	71,556
Shinsei Bank Ltd.	50,000	87,220
Shizuoka Bank Ltd. (The)	15,000	135,502
Sumitomo Mitsui Financial Group Inc.	40,000	1,558,918
Sumitomo Mitsui Trust Holdings Inc.	12,004	429,370
Suruga Bank Ltd.	6,000	145,354
Tokyo TY Financial Group Inc.	1,000	27,545
Yamaguchi Financial Group Inc.	6,000	72,463

		6,949,838
BEVERAGES — 1.23%
Asahi Group Holdings Ltd.	12,000	451,549
Ito EN Ltd.	2,000	72,980
Kirin Holdings Co. Ltd.	27,000	550,044

		1,074,573
BUILDING PRODUCTS — 1.57%
Aica Kogyo Co. Ltd.	2,000	60,876
Asahi Glass Co. Ltd.	6,000	252,581
Daikin Industries Ltd.	8,000	816,661
Sankyo Tateyama Inc.	1,000	15,254
Sanwa Holdings Corp.	6,000	63,225
TOTO Ltd.	4,300	164,178

		1,372,775
CAPITAL MARKETS — 1.73%
Daiwa Securities Group Inc.	50,000	296,280
Jafco Co. Ltd.	1,000	40,272
Japan Exchange Group Inc.	17,000	307,894
kabu.com Securities Co. Ltd.	5,000	16,821
Matsui Securities Co. Ltd.	3,000	24,457
Nomura Holdings Inc.	114,000	683,229
Okasan Securities Group Inc.	5,000	32,084

265

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

June 30, 2017

Security	Shares	Value
SBI Holdings Inc./Japan	6,000	$81,275
Tokai Tokyo Financial Holdings Inc.	6,000	33,268

		1,515,580
CHEMICALS — 5.05%
Air Water Inc.	5,000	91,848
Asahi Kasei Corp.	36,000	386,882
Daicel Corp.	8,000	99,466
Denka Co. Ltd.	10,000	51,531
DIC Corp.	2,600	93,370
Hitachi Chemical Co. Ltd.	3,000	89,445
JSR Corp.	6,000	103,435
Kansai Paint Co. Ltd.	6,000	138,038
Kuraray Co. Ltd.	10,000	181,381
Mitsubishi Chemical Holdings Corp.	39,000	322,836
Mitsubishi Gas Chemical Co. Inc.	6,000	126,825
Nihon Parkerizing Co. Ltd.	3,000	44,669
Nippon Kayaku Co. Ltd.	4,000	56,604
Nippon Paint Holdings Co. Ltd.	4,600	173,994
Nissan Chemical Industries Ltd.	3,000	99,057
Nitto Denko Corp.	4,200	345,390
NOF Corp.	5,000	63,635
Shin-Etsu Chemical Co. Ltd.	10,500	951,784
Sumitomo Chemical Co. Ltd.	43,000	247,223
Taiyo Nippon Sanso Corp.	5,000	56,114
Toray Industries Inc.	43,000	359,851
Tosoh Corp.	20,000	204,877
Ube Industries Ltd.	30,000	77,163
Zeon Corp.	5,000	53,266

		4,418,684
COMMERCIAL SERVICES & SUPPLIES — 0.80%
Aeon Delight Co. Ltd.	1,000	32,351
Park24 Co. Ltd.	3,000	76,255
Pilot Corp.	1,000	42,408
Secom Co. Ltd.	6,000	455,233
Sohgo Security Services Co. Ltd.	2,000	90,068

		696,315
COMMUNICATIONS EQUIPMENT — 0.03%
Hitachi Kokusai Electric Inc.	1,000	23,327

		23,327
CONSTRUCTION & ENGINEERING — 1.50%
COMSYS Holdings Corp.	2,000	41,171
Hazama Ando Corp.	4,000	25,205
JGC Corp.	6,000	97,294

Security	Shares	Value
Kajima Corp.	30,000	$253,115
Kumagai Gumi Co. Ltd.	10,000	32,129
Kyowa Exeo Corp.	2,000	33,624
Kyudenko Corp.	1,000	35,822
Nippo Corp.	1,000	20,105
Obayashi Corp.	19,000	223,380
Shimizu Corp.	20,000	211,997
Sumitomo Mitsui Construction Co. Ltd.	24,600	26,273
Taisei Corp.	32,000	292,204
Tokyu Construction Co. Ltd.	2,000	16,376

		1,308,695
CONSTRUCTION MATERIALS — 0.20%
Sumitomo Osaka Cement Co. Ltd.	10,000	47,437
Taiheiyo Cement Corp.	36,000	131,043

		178,480
CONSUMER FINANCE — 0.14%
AEON Financial Service Co. Ltd.	3,600	76,191
Hitachi Capital Corp.	1,000	24,048
Orient Corp.[a]	13,000	22,677

		122,916
DIVERSIFIED FINANCIAL SERVICES — 1.05%
Financial Products Group Co. Ltd.	2,000	19,064
Fuyo General Lease Co. Ltd.	1,000	57,049
IBJ Leasing Co. Ltd.	1,000	24,012
Mitsubishi UFJ Lease & Finance Co. Ltd.	14,000	76,504
ORIX Corp.	40,000	619,437
Tokyo Century Corp.	1,000	39,961
Zenkoku Hosho Co. Ltd.	2,000	81,791

		917,818
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.35%
Nippon Telegraph & Telephone Corp.	25,000	1,181,470

		1,181,470
ELECTRIC UTILITIES — 0.51%
Chubu Electric Power Co. Inc.	19,000	252,381
Tohoku Electric Power Co. Inc.	14,000	193,752

		446,133
ELECTRICAL EQUIPMENT — 1.93%
Fuji Electric Co. Ltd.	20,000	105,376
Mitsubishi Electric Corp.	60,000	862,673
Nidec Corp.	7,000	717,070

		1,685,119

266

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

June 30, 2017

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.64%
Alps Electric Co. Ltd.	5,000	$144,179
Enplas Corp.	300	9,251
Hamamatsu Photonics KK	4,000	122,819
Hirose Electric Co. Ltd.	1,050	149,706
Hitachi High-Technologies Corp.	2,000	77,608
Hitachi Ltd.	140,000	858,989
HORIBA Ltd.	1,000	60,787
Japan Aviation Electronics Industry Ltd.	2,000	27,679
Keyence Corp.	2,572	1,129,428
Kyocera Corp.	9,000	521,129
Murata Manufacturing Co. Ltd.	6,000	911,534
Oki Electric Industry Co. Ltd.	2,000	28,337
Omron Corp.	6,000	260,324
Shimadzu Corp.	7,000	133,197
TDK Corp.	3,000	197,312
Topcon Corp.	3,000	51,638
Yaskawa Electric Corp.	7,000	148,336
Yokogawa Electric Corp.	6,000	96,173

		4,928,426
FOOD & STAPLES RETAILING — 2.44%
Aeon Co. Ltd.	23,000	349,421
Ain Holdings Inc.	1,000	72,268
Cosmos Pharmaceutical Corp.	300	58,419
Create SD Holdings Co. Ltd.	1,000	23,113
FamilyMart UNY Holdings Co. Ltd.	2,000	114,453
Lawson Inc.	2,000	139,907
Matsumotokiyoshi Holdings Co. Ltd.	1,000	56,871
Seven & I Holdings Co. Ltd.	23,000	947,348
Sugi Holdings Co. Ltd.	1,000	53,578
Sundrug Co. Ltd.	2,000	74,582
Tsuruha Holdings Inc.	1,100	116,794
Valor Holdings Co. Ltd.	1,000	22,695
Welcia Holdings Co. Ltd.	2,000	74,048
Yaoko Co. Ltd.	600	25,659

		2,129,156
FOOD PRODUCTS — 1.97%
Ajinomoto Co. Inc.	13,000	280,745
Calbee Inc.[a]	2,600	102,163
Ezaki Glico Co. Ltd.	2,000	107,690
Kewpie Corp.	3,000	78,765
Kikkoman Corp.	4,000	127,803

Security	Shares	Value
MEIJI Holdings Co. Ltd.	3,700	$299,991
NH Foods Ltd.	4,000	121,573
Nichirei Corp.	3,000	84,105
Nippon Suisan Kaisha Ltd.	8,000	46,778
Nissin Foods Holdings Co. Ltd.	2,000	124,955
Toyo Suisan Kaisha Ltd.	3,000	114,943
Yakult Honsha Co. Ltd.	3,400	231,488

		1,720,999
GAS UTILITIES — 0.71%
Osaka Gas Co. Ltd.	50,000	204,477
Toho Gas Co. Ltd.	14,000	101,922
Tokyo Gas Co. Ltd.	60,000	312,015

		618,414
HEALTH CARE EQUIPMENT & SUPPLIES — 1.90%
Asahi Intecc Co. Ltd.	1,000	45,479
Hoya Corp.	12,000	622,962
Nihon Kohden Corp.	2,000	46,173
Olympus Corp.	9,000	328,409
Sysmex Corp.	4,400	262,762
Terumo Corp.	9,000	354,441

		1,660,226
HEALTH CARE PROVIDERS & SERVICES — 0.36%
Alfresa Holdings Corp.	7,000	135,004
Medipal Holdings Corp.	6,000	110,965
Ship Healthcare Holdings Inc.	1,000	31,105
Toho Holdings Co. Ltd.	2,000	39,373

		316,447
HEALTH CARE TECHNOLOGY — 0.16%
M3 Inc.	5,000	137,727

		137,727
HOTELS, RESTAURANTS & LEISURE — 0.54%
HIS Co. Ltd.[a]	1,000	30,126
Oriental Land Co. Ltd./Japan	6,000	406,266
Resorttrust Inc.	2,000	36,846

		473,238
HOUSEHOLD DURABLES — 2.40%
Casio Computer Co. Ltd.	5,000	76,851
Fujitsu General Ltd.	2,000	46,351
Haseko Corp.	7,000	84,977
Iida Group Holdings Co. Ltd.	5,000	83,259
Nikon Corp.	10,000	159,843
Panasonic Corp.	65,000	881,631

267

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

June 30, 2017

Security	Shares	Value
Pressance Corp.	800	$10,552
Rinnai Corp.	1,000	93,183
Sekisui Chemical Co. Ltd.	13,600	243,410
Sekisui House Ltd.	19,000	334,732
Starts Corp. Inc.	1,000	23,772
Sumitomo Forestry Co. Ltd.	4,000	62,869

		2,101,430
HOUSEHOLD PRODUCTS — 0.47%
Pigeon Corp.	3,000	108,669
Unicharm Corp.	12,000	301,388

		410,057
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.11%
Electric Power Development Co. Ltd.	4,000	98,896

		98,896
INDUSTRIAL CONGLOMERATES — 0.12%
Keihan Holdings Co. Ltd.	16,000	101,673

		101,673
INSURANCE — 3.37%
Dai-ichi Life Holdings Inc.	34,000	613,216
MS&AD Insurance Group Holdings Inc.	17,000	571,004
Sompo Holdings Inc.	12,000	463,403
Sony Financial Holdings Inc.	5,000	85,173
T&D Holdings Inc.	20,000	304,290
Tokio Marine Holdings Inc.	22,000	910,662

		2,947,748
INTERNET & DIRECT MARKETING RETAIL — 0.54%
Rakuten Inc.	30,000	352,973
Start Today Co. Ltd.	5,000	123,042

		476,015
INTERNET SOFTWARE & SERVICES — 0.57%
COOKPAD Inc.	1,000	8,108
DeNA Co. Ltd.	2,600	58,220
Dip Corp.	1,000	20,310
GMO Internet Inc.	2,000	25,970
Gree Inc.	3,600	31,431
Gurunavi Inc.	1,000	16,251
Kakaku.com Inc.	4,000	57,423
Mixi Inc.	2,000	111,250
Yahoo Japan Corp.	39,600	172,342

		501,305

Security	Shares	Value
IT SERVICES — 1.23%
Fujitsu Ltd.	54,000	$397,839
Itochu Techno-Solutions Corp.	1,000	34,977
Nomura Research Institute Ltd.	4,088	160,995
NTT Data Corp.	17,000	189,124
Obic Co. Ltd.	2,000	122,820
Otsuka Corp.	1,600	99,252
SCSK Corp.	1,600	71,769

		1,076,776
LEISURE PRODUCTS — 0.82%
Bandai Namco Holdings Inc.	6,000	204,521
Heiwa Corp.	2,000	44,589
Shimano Inc.	2,100	332,307
Yamaha Corp.	4,000	138,127

		719,544
MACHINERY — 6.10%
Daifuku Co. Ltd.	3,000	89,578
DMG Mori Co. Ltd.	3,000	49,208
Ebara Corp.	3,000	83,037
FANUC Corp.	6,000	1,156,372
Hino Motors Ltd.	8,000	88,786
Hitachi Construction Machinery Co. Ltd.	3,000	74,947
Hoshizaki Corp.	1,600	144,678
IHI Corp.[b]	40,000	135,991
JTEKT Corp.	6,000	87,682
Kawasaki Heavy Industries Ltd.	40,000	118,192
Komatsu Ltd.	27,000	685,934
Kubota Corp.	28,000	470,363
Makita Corp.	7,200	266,251
MINEBEA MITSUMI Inc.	9,000	144,580
Mitsubishi Heavy Industries Ltd.	95,000	388,759
Nabtesco Corp.	3,000	87,175
Nachi-Fujikoshi Corp.	6,000	34,016
Namura Shipbuilding Co. Ltd.	2,000	11,766
NGK Insulators Ltd.	8,000	159,416
NSK Ltd.	12,000	149,840
OSG Corp.	3,000	61,009
SMC Corp./Japan	1,700	516,687
Sumitomo Heavy Industries Ltd.	20,000	131,898
Tadano Ltd.	3,000	36,018
Takeuchi Manufacturing Co. Ltd.	1,000	18,298
THK Co. Ltd.	4,000	113,208

268

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

June 30, 2017

Security	Shares	Value
Tsubakimoto Chain Co.	3,000	$25,846

		5,329,535
MARINE — 0.11%
Nippon Yusen KKb	50,000	93,005

		93,005
MEDIA — 0.90%
CyberAgent Inc.	3,100	96,151
Daiichikosho Co. Ltd.	1,000	46,903
Dentsu Inc.	6,500	310,653
Hakuhodo DY Holdings Inc.	9,000	119,429
Nippon Television Network Corp.	5,000	84,016
Toho Co. Ltd./Tokyo	4,000	123,175
USEN Corp.	2,000	8,188

		788,515
METALS & MINING — 1.68%
Dowa Holdings Co. Ltd.	10,000	75,739
Hitachi Metals Ltd.	6,000	83,410
JFE Holdings Inc.	16,025	278,184
Kobe Steel Ltd.[b]	10,000	102,706
Mitsubishi Materials Corp.	4,000	121,040
Nippon Steel & Sumitomo Metal Corp.	27,004	609,969
Sumitomo Metal Mining Co. Ltd.	15,000	200,316

		1,471,364
MULTILINE RETAIL — 0.72%
Don Quijote Holdings Co. Ltd.	3,600	136,490
Izumi Co. Ltd.	1,000	56,782
J Front Retailing Co. Ltd.	7,000	107,405
Ryohin Keikaku Co. Ltd.	700	174,875
Seria Co. Ltd.	1,200	57,992
Takashimaya Co. Ltd.	10,000	95,141

		628,685
OIL, GAS & CONSUMABLE FUELS — 0.40%
INPEX Corp.	33,000	317,488
Nippon Gas Co. Ltd.	1,000	32,396

		349,884
PAPER & FOREST PRODUCTS — 0.17%
Daio Paper Corp.[a]	2,000	26,967
Oji Holdings Corp.	23,000	118,725

		145,692
PERSONAL PRODUCTS — 1.77%
Ci:z Holdings Co. Ltd.	1,000	37,736
Kao Corp.	15,000	890,708

Security	Shares	Value
Kobayashi Pharmaceutical Co. Ltd.	2,000	$118,725
Kose Corp.	1,000	109,203
Shiseido Co. Ltd.	11,000	391,011

		1,547,383
PHARMACEUTICALS — 5.76%
Astellas Pharma Inc.	60,040	734,469
Chugai Pharmaceutical Co. Ltd.	6,000	224,546
Daiichi Sankyo Co. Ltd.	17,003	400,560
Eisai Co. Ltd.	7,200	397,615
Hisamitsu Pharmaceutical Co. Inc.	2,000	95,764
Kaken Pharmaceutical Co. Ltd.	1,000	54,557
KYORIN Holdings Inc.	1,600	35,486
Kyowa Hakko Kirin Co. Ltd.	7,000	130,019
Mitsubishi Tanabe Pharma Corp.	7,000	161,730
Ono Pharmaceutical Co. Ltd.	13,600	296,668
Otsuka Holdings Co. Ltd.	13,000	554,201
Santen Pharmaceutical Co. Ltd.	11,000	149,199
Sawai Pharmaceutical Co. Ltd.	1,000	56,159
Shionogi & Co. Ltd.	8,000	445,639
Taisho Pharmaceutical Holdings Co. Ltd.	1,300	98,923
Takeda Pharmaceutical Co. Ltd.	22,000	1,117,818
Tsumura & Co.	2,000	81,168

		5,034,521
PROFESSIONAL SERVICES — 0.19%
Nihon M&A Center Inc.	2,000	73,158
Temp Holdings Co. Ltd.	5,000	93,716

		166,874
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.03%
Aeon Mall Co. Ltd.	4,000	78,747
Daikyo Inc.	10,000	20,381
Daito Trust Construction Co. Ltd.	2,300	358,121
Daiwa House Industry Co. Ltd.	19,000	649,003
Hulic Co. Ltd.	11,000	112,291
Ichigo Inc.	5,000	14,908
Leopalace21 Corp.	6,600	41,000
Mitsubishi Estate Co. Ltd.	42,000	782,547
Mitsui Fudosan Co. Ltd.	30,000	715,691
Nomura Real Estate Holdings Inc.	4,000	78,462
NTT Urban Development Corp.	3,000	28,943
Relo Group Inc.	3,000	58,393
Sumitomo Realty & Development Co. Ltd.	13,000	400,899
Takara Leben Co. Ltd.	2,000	8,971

269

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

June 30, 2017

Security	Shares	Value
Tokyo Tatemono Co. Ltd.	7,000	$91,705
Tokyu Fudosan Holdings Corp.	13,600	80,370

		3,520,432
ROAD & RAIL — 4.63%
Central Japan Railway Co.	5,000	814,792
East Japan Railway Co.	11,000	1,051,931
Hankyu Hanshin Holdings Inc.	7,000	251,691
Keio Corp.	16,000	133,855
Keisei Electric Railway Co. Ltd.	4,000	106,800
Kintetsu Group Holdings Co. Ltd.	56,000	215,806
Nagoya Railroad Co. Ltd.	30,000	139,907
Nankai Electric Railway Co. Ltd.	16,000	82,734
Nippon Express Co. Ltd.	20,000	125,134
Nishi-Nippon Railroad Co. Ltd.	10,000	44,945
Odakyu Electric Railway Co. Ltd.	9,000	181,506
Sankyu Inc.	10,000	65,148
Sotetsu Holdings Inc.	10,000	49,573
Tobu Railway Co. Ltd.	30,000	163,670
Tokyu Corp.	30,000	228,818
West Japan Railway Co.	5,500	388,466

		4,044,776
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.92%
Disco Corp.	1,000	159,487
NuFlare Technology Inc.	100	5,972
Renesas Electronics Corp.[b]	3,000	26,139
SCREEN Holdings Co. Ltd.	1,100	73,425
Tokyo Electron Ltd.	4,000	539,694

		804,717
SOFTWARE — 0.44%
COLOPL Inc.[a]	2,000	20,256
GungHo Online Entertainment Inc.	12,000	30,865
Nexon Co. Ltd.[b]	6,000	118,548
Oracle Corp. Japan	1,000	64,881
Trend Micro Inc./Japan	3,000	154,592

		389,142
SPECIALTY RETAIL — 1.33%
ABC-Mart Inc.	1,000	58,829
Fast Retailing Co. Ltd.	1,000	333,037
Geo Holdings Corp.	1,000	10,368
Hikari Tsushin Inc.	600	63,119
K’s Holdings Corp.	2,000	39,071
Nitori Holdings Co. Ltd.	2,400	321,253

Security	Shares	Value
Nojima Corp.	1,000	$15,548
Sanrio Co. Ltd.	2,000	39,249
Shimamura Co. Ltd.	600	73,478
T-Gaia Corp.	1,000	18,975
United Arrows Ltd.	1,000	32,440
USS Co. Ltd.	7,000	139,115
VT Holdings Co. Ltd.	3,000	14,792

		1,159,274
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.59%
Brother Industries Ltd.	7,000	161,543
Canon Inc.	30,050	1,020,566
FUJIFILM Holdings Corp.	12,000	431,471
Konica Minolta Inc.	13,000	107,832
NEC Corp.	80,000	212,175
Ricoh Co. Ltd.	17,000	150,089
Seiko Epson Corp.	8,000	177,928

		2,261,604
TEXTILES, APPAREL & LUXURY GOODS — 0.15%
Asics Corp.	6,000	111,179
Seiko Holdings Corp.	4,000	16,340

		127,519
TOBACCO — 1.08%
Japan Tobacco Inc.	27,000	948,460

		948,460
TRADING COMPANIES & DISTRIBUTORS — 4.16%
Hanwa Co. Ltd.	6,000	42,933
ITOCHU Corp.	41,000	609,016
Iwatani Corp.	6,000	37,220
Kanamoto Co. Ltd.	1,000	33,197
Kanematsu Corp.	10,000	20,470
Marubeni Corp.	55,000	355,278
MISUMI Group Inc.	6,000	137,024
Mitsubishi Corp.	42,000	880,669
Mitsui & Co. Ltd.	50,000	714,445
MonotaRO Co. Ltd.	2,000	64,436
Nippon Steel & Sumikin Bussan Corp.	600	28,782
Sojitz Corp.	33,000	81,061
Sumitomo Corp.	35,000	455,411
Toyota Tsusho Corp.	6,000	179,690

		3,639,632

270

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

June 30, 2017

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 3.71%
KDDI Corp.	37,000	$979,663
NTT DOCOMO Inc.	41,000	967,711
SoftBank Group Corp.	16,000	1,295,408

		3,242,782

TOTAL COMMON STOCKS
(Cost: $83,464,196)		87,042,435

SHORT-TERM INVESTMENTS — 0.25%

MONEY MARKET FUNDS — 0.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	196,789	196,848
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	20,453	20,453

		217,301

TOTAL SHORT-TERM INVESTMENTS
(Cost: $217,304)		217,301

TOTAL INVESTMENTS IN SECURITIES — 99.81% (Cost: $83,681,500)[f]		87,259,736
Other Assets, Less Liabilities — 0.19%		166,313

NET ASSETS — 100.00%		$87,426,049

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $87,225,255. Net unrealized appreciation was $34,481, of which $11,507,748 represented gross unrealized appreciation on securities and $11,473,267 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$87,042,435	$—	$—	$87,042,435
Money market funds	217,301	—	—	217,301

Total	$87,259,736	$—	$—	$87,259,736

271

Schedule of Investments (Unaudited)

iSHARES® LATIN AMERICA 40 ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 72.85%

BRAZIL — 28.06%
Ambev SA ADR	10,058,238	$55,219,727
Banco do Brasil SA	2,483,800	20,090,799
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	4,708,300	28,065,774
BRF SA ADR	1,388,422	16,369,495
CCR SA	2,263,700	11,546,527
Cielo SA	2,547,516	18,914,629
CPFL Energia SA ADR	744,830	11,880,039
Embraer SA ADR	381,005	6,945,721
Kroton Educacional SA	3,234,900	14,518,362
Petroleo Brasileiro SA ADR[a]	3,403,362	27,192,862
Ultrapar Participacoes SA	989,600	23,153,638
Vale SA ADR	2,942,408	25,746,070

		259,643,643
CHILE — 10.52%
Banco de Chile	53,580,386	6,949,793
Banco Santander Chile ADR	355,513	9,033,585
Cencosud SA	2,683,906	7,119,129
Empresas CMPC SA	2,858,570	6,823,413
Empresas COPEC SA	1,159,175	12,641,107
Enel Americas SA ADR	1,305,963	12,315,231
Enel Generacion Chile SA ADR	250,100	5,662,264
LATAM Airlines Group SA ADR[b]	874,277	9,678,246
SACI Falabella	2,449,213	20,095,908
Sociedad Quimica y Minera de Chile SA ADR	211,971	6,999,282

		97,317,958
COLOMBIA — 1.80%
Bancolombia SA ADR	258,464	11,514,571
Ecopetrol SA ADR[b]	564,219	5,128,751

		16,643,322
MEXICO — 27.92%
Alfa SAB de CV	7,793,100	11,117,161
America Movil SAB de CV	54,998,900	44,364,366
Cemex SAB de CV CPO[a]	33,302,615	31,371,129
Fibra Uno Administracion SA de CV	6,128,100	11,653,708
Fomento Economico Mexicano SAB de CV	4,941,300	48,802,154

Security	Shares	Value
Grupo Financiero Banorte SAB de CV	5,581,200	$35,581,412
Grupo Mexico SAB de CV Series B	7,832,400	22,099,790
Grupo Televisa SAB	5,591,000	27,322,143
Wal-Mart de Mexico SAB de CV	11,179,200	26,021,337

		258,333,200
PERU — 4.55%
Credicorp Ltd.	159,699	28,648,404
Southern Copper Corp.	389,222	13,478,758

		42,127,162

TOTAL COMMON STOCKS (Cost: $723,684,023)		674,065,285

PREFERRED STOCKS — 26.84%

BRAZIL — 26.84%
Banco Bradesco SA ADR, Preference Shares[b]	6,991,747	59,429,849
Cia. Energetica de Minas Gerais ADR, Preference Shares	1,916,825	4,600,380
Gerdau SA ADR, Preference Shares	2,044,354	6,235,280
Itau Unibanco Holding SA ADR, Preference Shares[b]	7,386,235	81,617,897
Itausa-Investimentos Itau SA, Preference Shares	9,144,296	24,894,454
Petroleo Brasileiro SA ADR, Preference Shares[a]	4,675,157	34,876,671
Vale SA ADR, Preference Shares[b]	4,499,047	36,667,233

		248,321,764

TOTAL PREFERRED STOCKS (Cost: $420,998,167)		248,321,764

SHORT-TERM INVESTMENTS — 2.09%

MONEY MARKET FUNDS — 2.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	19,015,667	19,021,372

272

Schedule of Investments (Unaudited) (Continued)

iSHARES® LATIN AMERICA 40 ETF

June 30, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	330,424	$330,424

		19,351,796

TOTAL SHORT-TERM INVESTMENTS (Cost: $19,351,800)		19,351,796

TOTAL INVESTMENTS IN SECURITIES — 101.78% (Cost: $1,164,033,990)[f]		941,738,845
Other Assets, Less Liabilities — (1.78)%		(16,426,299)

NET ASSETS — 100.00%		$925,312,546

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,235,560,940. Net unrealized depreciation was $293,822,095, of which $50,737,661 represented gross unrealized appreciation on securities and $344,559,756 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$674,065,285	$—	$—	$674,065,285
Preferred stocks	248,321,764	—	—	248,321,764
Money market funds	19,351,796	—	—	19,351,796

Total	$941,738,845	$—	$—	$941,738,845

273

Schedule of Investments (Unaudited)

iSHARES® MICRO-CAP ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.72%

AEROSPACE & DEFENSE — 1.05%
Aerovironment Inc.[a,b]	48,408	$1,849,186
Arotech Corp.[a,b]	57,671	204,732
CPI Aerostructures Inc.[a]	20,849	195,981
Ducommun Inc.[a]	25,300	798,974
Innovative Solutions & Support Inc.[a]	32,553	143,233
KEYW Holding Corp. (The)[a,b]	113,483	1,061,066
Kratos Defense & Security Solutions Inc.[a,b]	167,319	1,986,076
National Presto Industries Inc.	11,875	1,312,187
SIFCO Industries Inc.[a]	7,561	50,281
Sparton Corp.[a,b]	22,917	503,945
Vectrus Inc.[a]	25,598	827,327

		8,932,988
AIR FREIGHT & LOGISTICS — 0.21%
Echo Global Logistics Inc.[a,b]	64,680	1,287,132
Radiant Logistics Inc.[a]	89,387	480,902

		1,768,034
AUTO COMPONENTS — 1.01%
Clean Diesel Technologies Inc.[a,b]	23,509	65,590
Horizon Global Corp.[a,b]	59,902	860,193
Modine Manufacturing Co.[a,b]	115,467	1,910,979
Motorcar Parts of America Inc.[a,b]	43,873	1,238,973
Shiloh Industries Inc.[a,b]	20,744	243,535
Stoneridge Inc.[a,b]	62,752	967,008
Strattec Security Corp.	8,682	307,343
Superior Industries International Inc.	57,072	1,172,830
Tower International Inc.	45,791	1,028,008
Unique Fabricating Inc.	18,636	177,415
VOXX International Corp.[a,b]	48,252	395,666
Workhorse Group Inc.[a,b]	65,361	241,182

		8,608,722
AUTOMOBILES — 0.30%
Winnebago Industries Inc.	73,592	2,575,720

		2,575,720
BANKS — 15.39%
1st Constitution Bancorp.	9,819	174,287
Access National Corp.	37,719	1,000,308
ACNB Corp.	18,899	576,419

Security	Shares	Value
Allegiance Bancshares Inc.[a,b]	29,151	$1,116,483
American National Bankshares Inc.	22,144	818,221
American River Bankshares	22,543	327,099
AmeriServ Financial Inc.	56,250	233,438
Ames National Corp.	22,839	698,873
Arrow Financial Corp.	30,252	957,476
Atlantic Capital Bancshares Inc.[a,b]	53,794	1,022,086
Bancorp. Inc. (The)[a,b]	119,054	902,429
Bank of Commerce Holdings	44,335	489,902
Bank of Marin Bancorp.	15,898	978,522
Bankwell Financial Group Inc.	16,751	523,134
Bar Harbor Bankshares	38,098	1,174,180
Bay Bancorp. Inc.[a]	9,347	71,505
BCB Bancorp. Inc.	29,732	454,900
Blue Hills Bancorp. Inc.	63,985	1,145,331
Bridge Bancorp. Inc.	46,694	1,554,910
Bryn Mawr Bank Corp.	41,668	1,770,890
C&F Financial Corp.	9,574	449,021
Camden National Corp.	37,822	1,622,942
Capital City Bank Group Inc.	29,417	600,695
Capstar Financial Holdings Inc.[a,b]	25,117	445,576
Carolina Financial Corp.	37,636	1,216,396
Central Valley Community Bancorp.	27,218	603,151
Century Bancorp. Inc./MA Class A	9,082	577,615
Chemung Financial Corp.	10,771	440,318
Citizens & Northern Corp.	34,699	807,099
Citizens Holding Co.	3,222	83,772
Civista Bancshares Inc.	27,479	573,762
CNB Financial Corp./PA	38,010	911,100
CoBiz Financial Inc.	92,942	1,617,191
Codorus Valley Bancorp. Inc.	20,070	569,988
Community Bankers Trust Corp.[a,b]	63,477	523,685
Community First Bancshares Inc./GAa	10,605	143,486
Community Trust Bancorp. Inc.	37,877	1,657,119
ConnectOne Bancorp. Inc.	73,824	1,664,731
CU Bancorp.[a]	40,584	1,467,112
Customers Bancorp. Inc.[a]	68,212	1,929,035
Enterprise Bancorp. Inc./MA	24,105	856,692
Equity Bancshares Inc. Class Aa	28,379	869,533
Farmers Capital Bank Corp.	19,602	755,657

274

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2017

Security	Shares	Value
Farmers National Banc Corp.	64,714	$938,353
FB Financial Corp.[a,b]	17,202	622,540
Fidelity Southern Corp.	54,035	1,235,240
Financial Institutions Inc.	35,802	1,066,900
First Bancorp. Inc./ME	27,687	749,210
First Bancorp./Southern Pines NC	59,374	1,856,031
First Bank/Hamilton NJ	28,237	328,961
First Business Financial Services Inc.	23,209	535,664
First Community Bancshares Inc./VA	42,096	1,151,326
First Connecticut Bancorp. Inc./Farmington CT	36,333	931,941
First Financial Corp./IN	26,747	1,265,133
First Financial Northwest Inc.	24,867	401,105
First Foundation Inc.[a,b]	71,892	1,181,186
First Internet Bancorp.	18,838	528,406
First Mid-Illinois Bancshares Inc.	26,631	911,845
First Northwest Bancorp.[a]	32,952	519,653
First of Long Island Corp. (The)	57,880	1,655,368
First South Bancorp. Inc./Washington NC	26,401	436,673
First U.S. Bancshares Inc.	20,474	229,718
First United Corp.[a]	20,440	305,578
Flushing Financial Corp.	67,454	1,901,528
Franklin Financial Network Inc.[a]	29,950	1,235,437
German American Bancorp. Inc.	52,061	1,774,759
Great Southern Bancorp. Inc.	26,891	1,438,668
Green Bancorp. Inc.[a,b]	52,366	1,015,900
Guaranty Bancorp.	58,086	1,579,939
Guaranty Bancshares Inc./TX	6,830	218,219
Hanmi Financial Corp.	75,947	2,160,692
HarborOne Bancorp Inc.[a,b]	34,158	681,794
Heritage Commerce Corp.	91,362	1,258,968
Heritage Financial Corp./WA	71,868	1,904,502
HomeTrust Bancshares Inc.[a,b]	42,884	1,046,370
Horizon Bancorp./IN	52,942	1,395,022
Howard Bancorp. Inc.[a]	26,508	510,279
Independent Bank Corp./MI	51,396	1,117,863
Investar Holding Corp.	24,414	559,081
Lakeland Bancorp. Inc.	108,343	2,042,266
LCNB Corp.	25,261	505,220
Live Oak Bancshares Inc.[b]	49,086	1,187,881

Security	Shares	Value
Macatawa Bank Corp.	69,899	$666,836
MainSource Financial Group Inc.	60,365	2,022,831
MBT Financial Corp.	51,560	500,132
Mercantile Bank Corp.	39,975	1,258,413
Midland States Bancorp. Inc.	38,611	1,294,241
MidSouth Bancorp. Inc.	26,594	312,479
MidWestOne Financial Group Inc.	29,331	994,028
National Bankshares Inc.	18,335	748,068
National Commerce Corp.[a,b]	27,635	1,092,964
Nicolet Bankshares Inc.[a]	23,652	1,294,001
Northrim BanCorp. Inc.	19,655	597,512
OFG Bancorp.	103,483	1,034,830
Old Line Bancshares Inc.[b]	24,111	679,448
Old Second Bancorp. Inc.	73,155	844,940
Orrstown Financial Services Inc.	22,570	515,724
Pacific Continental Corp.	53,816	1,374,999
Pacific Mercantile Bancorp.[a,b]	49,217	433,110
Paragon Commercial Corp.[a]	5,945	311,934
Park Sterling Corp.	126,721	1,505,445
Parke Bancorp. Inc.	18,273	409,315
Peapack Gladstone Financial Corp.	41,479	1,297,878
Penns Woods Bancorp. Inc.	12,781	526,322
People’s Utah Bancorp.	36,339	973,885
Peoples Bancorp. Inc./OH	41,182	1,323,178
Peoples Financial Corp./MSa	8,853	121,286
Peoples Financial Services Corp.	18,638	815,040
Porter Bancorp Inc.[a]	4,636	47,612
Preferred Bank/Los Angeles CA	31,637	1,691,630
Premier Financial Bancorp. Inc.	27,400	564,714
QCR Holdings Inc.	30,511	1,446,221
Republic Bancorp. Inc./KY Class A	25,063	894,749
Republic First Bancorp. Inc.[a,b]	120,177	1,111,637
Royal Bancshares of Pennsylvania Inc.[a]	54,038	228,581
Seacoast Banking Corp. of Florida[a]	96,241	2,319,408
Shore Bancshares Inc.	37,661	619,523
Sierra Bancorp.	31,952	784,422
SmartFinancial Inc.[a]	20,692	494,125
Southern First Bancshares Inc.[a]	18,646	690,834
Southern National Bancorp. of Virginia Inc.	43,209	760,484

275

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2017

Security	Shares	Value
Southwest Bancorp. Inc.	44,509	$1,137,205
Stock Yards Bancorp. Inc.	52,801	2,053,959
Stonegate Bank	35,048	1,618,517
Summit Financial Group Inc.	29,615	651,530
Sun Bancorp. Inc./NJb	30,158	743,395
Sunshine Bancorp. Inc.[a,b]	22,727	484,312
Sussex Bancorp.	13,337	330,091
TriCo Bancshares	50,157	1,763,019
Tristate Capital Holdings Inc.[a,b]	55,592	1,400,918
Triumph Bancorp. Inc.[a,b]	39,088	959,610
Two River Bancorp.[b]	21,200	394,108
United Security Bancshares/Fresno CAb	37,874	350,334
Unity Bancorp. Inc.	25,760	443,072
Univest Corp. of Pennsylvania	63,190	1,892,540
Veritex Holdings Inc.[a,b]	36,652	965,047
Washington Trust Bancorp. Inc.	36,923	1,903,381
WashingtonFirst Bankshares Inc.	25,918	894,949
West Bancorp. Inc.	41,862	990,036
Xenith Bankshares Inc.[a]	13,981	434,250

		130,774,340
BEVERAGES — 0.43%
Castle Brands Inc.[a,b]	209,271	359,946
Craft Brew Alliance Inc.[a,b]	30,673	516,840
Long Island Iced Tea Corp.[a]	19,203	103,696
MGP Ingredients Inc.[b]	30,664	1,569,077
New Age Beverages Corp.[a]	43,923	225,325
Primo Water Corp.[a,b]	62,212	790,093
Reed’s Inc.[a,b]	32,183	78,848

		3,643,825
BIOTECHNOLOGY — 9.97%
Abeona Therapeutics Inc.[a,b]	57,805	369,952
Achaogen Inc.[a,b]	68,247	1,483,007
Achillion Pharmaceuticals Inc.[a,b]	273,030	1,253,208
Actinium Pharmaceuticals Inc.[a,b]	124,834	152,297
Adamas Pharmaceuticals Inc.[a,b]	35,062	613,234
ADMA Biologics Inc.[a,b]	15,008	57,631
Advaxis Inc.[a,b]	86,030	558,335
Adverum Biotechnologies Inc.[a]	78,293	195,732
Aeglea BioTherapeutics Inc.[a]	13,887	53,326
Aevi Genomic Medicine Inc.[a]	56,842	75,600
Agenus Inc.[a,b]	173,372	677,885
Akebia Therapeutics Inc.[a,b]	86,974	1,249,816

Security	Shares	Value
Albireo Pharma Inc.[a]	7,593	$156,416
Aldeyra Therapeutics Inc.[a,b]	31,740	149,178
Altimmune Inc.	28,805	92,176
AnaptysBio Inc.[a,b]	13,011	311,353
Anavex Life Sciences Corp.[a,b]	90,624	482,120
Applied Genetic Technologies Corp./DEa,b	37,936	193,474
Aptevo Therapeutics Inc.[a]	48,866	101,153
Ardelyx Inc.[a,b]	77,758	396,566
Arena Pharmaceuticals Inc.[a,b]	75,136	1,267,544
ArQule Inc.[a]	144,224	178,838
Arrowhead Pharmaceuticals Inc.[a]	158,475	256,729
Asterias Biotherapeutics Inc.[a,b]	66,247	235,177
Atara Biotherapeutics Inc.[a]	59,594	834,316
Athersys Inc.[a,b]	242,791	366,614
aTyr Pharma Inc.[a]	37,444	129,182
Audentes Therapeutics Inc.[a,b]	35,973	688,163
AzurRx BioPharma Inc.[a,b]	13,405	54,022
Bellicum Pharmaceuticals Inc.[a,b]	63,837	745,616
Biocept Inc.[a,b]	55,150	75,556
BioCryst Pharmaceuticals Inc.[a,b]	188,093	1,045,797
Biohaven Pharmaceutical Holding Co. Ltd.[a]	23,719	592,975
BioSpecifics Technologies Corp.[a]	13,929	689,625
BioTime Inc.[a,b]	182,224	574,006
Brainstorm Cell Therapeutics Inc.[a,b]	42,144	175,319
Caladrius Biosciences Inc.[a]	16,998	79,041
Calithera Biosciences Inc.[a]	71,840	1,066,824
Cancer Genetics Inc.[a,b]	35,420	139,909
Cara Therapeutics Inc.[a,b]	62,873	967,615
Cascadian Therapeutics Inc.[a]	79,980	297,126
CASI Pharmaceuticals Inc.[a]	80,550	84,578
Catabasis Pharmaceuticals Inc.[a,b]	30,089	42,726
Catalyst Pharmaceuticals Inc.[a]	166,949	460,779
Celldex Therapeutics Inc.[a,b]	280,665	693,243
Cellular Biomedicine Group Inc.[a,b]	25,856	226,240
ChemoCentryx Inc.[a,b]	58,044	543,292
Chiasma Inc.[a]	43,554	63,153
Chimerix Inc.[a,b]	110,111	600,105
Cidara Therapeutics Inc.[a]	33,151	248,632
Cleveland BioLabs Inc.[a]	10,581	31,214
Conatus Pharmaceuticals Inc.[a,b]	58,898	339,252

276

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2017

Security	Shares	Value
Concert Pharmaceuticals Inc.[a]	42,094	$587,211
Contrafect Corp.[a,b]	93,641	135,779
Corbus Pharmaceuticals Holdings Inc.[a,b]	105,885	667,075
Corvus Pharmaceuticals Inc.[a,b]	19,867	240,391
CTI BioPharma Corp.[a]	50,129	165,927
Curis Inc.[a]	272,701	515,405
Cytokinetics Inc.[a,b]	98,025	1,186,102
CytomX Therapeutics Inc.[a]	68,544	1,062,432
Cytori Therapeutics Inc.[a,b]	71,237	78,361
Dicerna Pharmaceuticals Inc.[a,b]	35,900	113,803
Diffusion Pharmaceuticals Inc.[a]	15,240	35,509
Dimension Therapeutics Inc.[a]	38,072	55,204
Dynavax Technologies Corp.[a,b]	114,736	1,107,202
Edge Therapeutics Inc.[a,b]	48,124	493,752
Eiger Biopharmaceuticals Inc.[a]	11,076	87,500
Eleven Biotherapeutics Inc.[a,b]	36,615	57,486
Enanta Pharmaceuticals Inc.[a,b]	36,987	1,330,792
Esperion Therapeutics Inc.[a,b]	35,004	1,619,985
Fate Therapeutics Inc.[a,b]	88,388	286,377
Flexion Therapeutics Inc.[a,b]	65,321	1,320,791
Fortress Biotech Inc.[a,b]	79,949	379,758
Galectin Therapeutics Inc.[a,b]	71,761	176,532
Gemphire Therapeutics Inc.[a]	15,932	205,363
Genocea Biosciences Inc.[a,b]	68,698	358,604
Geron Corp.[a,b]	348,803	966,184
GlycoMimetics Inc.[a]	28,632	319,533
GTx Inc.[a]	19,668	104,044
Heron Therapeutics Inc.[a,b]	106,658	1,477,213
Histogenics Corp.[a]	26,964	48,535
Idera Pharmaceuticals Inc.[a,b]	251,903	433,273
Ignyta Inc.[a,b]	117,601	1,217,170
Immune Design Corp.[a,b]	39,684	386,919
ImmunoGen Inc.[a]	196,747	1,398,871
Immunomedics Inc.[a,b]	240,236	2,121,284
Infinity Pharmaceuticals Inc.[a,b]	98,897	155,268
Inotek Pharmaceuticals Corp.[a,b]	68,012	129,223
Inovio Pharmaceuticals Inc.[a,b]	157,491	1,234,729
Intellia Therapeutics Inc.[a]	32,439	519,024
Invitae Corp.[a,b]	91,543	875,151
Iovance Biotherapeutics Inc.[a,b]	124,419	914,480
Jounce Therapeutics Inc.[a,b]	15,723	220,594
Kadmon Holdings Inc.[a,b]	79,458	309,092

Security	Shares	Value
Karyopharm Therapeutics Inc.[a,b]	78,768	$712,850
Kindred Biosciences Inc.[a,b]	52,361	450,305
Kura Oncology Inc.[a,b]	33,886	315,140
La Jolla Pharmaceutical Co.[a,b]	41,161	1,225,363
Leap Therapeutics Inc.[a]	10,127	65,927
MacroGenics Inc.[a]	78,137	1,368,179
Madrigal Pharmaceuticals Inc.[a]	10,507	170,844
MannKind Corp.[a,b]	176,607	249,016
Matinas BioPharma Holdings Inc.[a,b]	128,109	216,504
MediciNova Inc.[a,b]	83,692	440,220
MEI Pharma Inc.[a]	85,314	203,900
Merrimack Pharmaceuticals Inc.	295,169	366,010
Minerva Neurosciences Inc.[a,b]	59,447	526,106
Miragen Therapeutics Inc.[a,b]	29,031	375,371
Mirati Therapeutics Inc.[a,b]	45,769	167,057
Mirna Therapeutics Inc.[a]	22,574	38,150
NanoViricides Inc.[a,b]	114,950	155,183
NantKwest Inc.[a,b]	70,037	531,581
Natera Inc.[a]	73,177	794,702
Neuralstem Inc.[a]	21,676	125,504
Neurotrope Inc.[a]	17,380	162,851
NewLink Genetics Corp.[a,b]	50,920	374,262
Nivalis Therapeutics Inc.[a]	26,164	63,055
Novavax Inc.[a]	654,672	752,873
Novelion Therapeutics Inc.[a]	37,077	342,221
Nymox Pharmaceutical Corp.[a]	74,054	325,838
Oncobiologics Inc.[a]	29,801	30,099
Oncocyte Corp.[a]	10,704	55,661
OncoMed Pharmaceuticals Inc.[a]	51,000	169,830
Ophthotech Corp.[a]	83,244	213,105
Organovo Holdings Inc.[a,b]	232,825	612,330
Otonomy Inc.[a,b]	66,550	1,254,467
OvaScience Inc.[a,b]	82,788	129,149
Ovid therapeutics Inc.[a]	12,139	127,338
PDL BioPharma Inc.	371,343	917,217
Pfenex Inc.[a,b]	50,774	203,604
Pieris Pharmaceuticals Inc.[a,b]	81,742	413,615
Progenics Pharmaceuticals Inc.[a,b]	166,254	1,128,865
Protagonist Therapeutics Inc.[a]	22,241	251,546
Proteostasis Therapeutics Inc.[a]	38,247	178,996
PTC Therapeutics Inc.[a,b]	78,252	1,434,359
Ra Pharmaceuticals Inc.[a]	27,798	520,935

277

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2017

Security	Shares	Value
Recro Pharma Inc.[a]	33,778	$237,459
REGENXBIO Inc.[a,b]	64,635	1,276,541
Regulus Therapeutics Inc.[a,b]	84,276	83,062
Rexahn Pharmaceuticals Inc.[a]	57,902	165,600
Rigel Pharmaceuticals Inc.[a,b]	289,193	789,497
Sangamo Therapeutics Inc.[a,b]	167,046	1,470,005
Savara Inc.[a]	34,265	201,478
Selecta Biosciences Inc.[a,b]	27,937	554,829
Seres Therapeutics Inc.[a]	47,471	536,422
Sophiris Bio Inc.[a,b]	75,244	165,537
Sorrento Therapeutics Inc.[a,b]	109,224	218,448
Spectrum Pharmaceuticals Inc.[a,b]	182,182	1,357,256
Spring Bank Pharmaceuticals Inc.[a]	19,970	270,394
Stemline Therapeutics Inc.[a,b]	54,443	500,876
Strongbridge Biopharma PLC[a,b]	51,832	370,599
Sunesis Pharmaceuticals Inc.[a]	46,112	124,502
Syndax Pharmaceuticals Inc.[a,b]	20,781	290,311
Synergy Pharmaceuticals Inc.[a,b]	532,840	2,371,138
Syros Pharmaceuticals Inc.[a,b]	29,546	475,395
T2 Biosystems Inc.[a,b]	46,675	149,827
TapImmune Inc.[a,b]	13,701	53,434
TG Therapeutics Inc.[a,b]	113,706	1,142,745
Tocagen Inc.[a]	20,037	241,045
Tonix Pharmaceuticals Holding Corp.[a,b]	15,479	67,024
Tracon Pharmaceuticals Inc.[a,b]	27,822	66,773
Trevena Inc.[a,b]	129,150	297,045
uniQure NVa	41,459	256,631
Vanda Pharmaceuticals Inc.[a]	103,998	1,695,167
VBI Vaccines Inc.[a,b]	53,196	231,403
Veracyte Inc.[a]	57,056	475,276
Verastem Inc.[a]	79,861	174,097
Vericel Corp.[a]	77,840	256,872
Versartis Inc.[a,b]	77,007	1,343,772
Vital Therapies Inc.[a,b]	71,275	206,697
Voyager Therapeutics Inc.[a,b]	34,235	306,746
vTv Therapeutics Inc. Class Aa,b	23,591	117,247
XBiotech Inc.[a,b]	45,457	213,648
XOMA Corp.[a]	14,602	102,068
Zafgen Inc.[a,b]	54,530	191,400

		84,721,989

Security	Shares	Value
BUILDING PRODUCTS — 0.85%
Alpha Pro Tech Ltd.[a]	33,595	$99,105
Armstrong Flooring Inc.[a]	55,190	991,764
CSW Industrials Inc.[a,b]	35,239	1,361,987
Insteel Industries Inc.	42,908	1,414,677
PGT Innovations Inc.[a]	114,890	1,470,592
Quanex Building Products Corp.	80,799	1,708,899
Tecogen Inc.[a,b]	38,042	126,680

		7,173,704
CAPITAL MARKETS — 1.43%
Arlington Asset Investment Corp. Class Ab	48,519	663,255
B. Riley Financial Inc.	33,181	615,508
Cowen Group Inc. Class Aa,b	61,060	992,225
Diamond Hill Investment Group Inc.	6,867	1,369,280
Fifth Street Asset Management Inc.	21,784	105,652
GAIN Capital Holdings Inc.	84,183	524,460
Global Brokerage Inc.[a]	3,163	6,326
Great Elm Capital Group Inc.[a]	40,843	138,866
Hennessy Advisors Inc.	12,714	192,999
INTL. FCStone Inc.[a]	35,632	1,345,464
Ladenburg Thalmann Financial Services Inc.[a]	239,378	584,082
Manning & Napier Inc.	40,556	176,419
Medley Management Inc.	19,339	125,703
National Holdings Corp.[a]	16,002	44,486
Oppenheimer Holdings Inc. Class A	24,622	403,801
PJT Partners Inc. Class Ab	42,947	1,727,328
Pzena Investment Management Inc. Class A	42,187	428,620
Safeguard Scientifics Inc.[a,b]	50,465	600,533
Siebert Financial Corp.	7,900	31,205
Silvercrest Asset Management Group Inc.	21,387	287,655
Westwood Holdings Group Inc.	19,733	1,118,664
Wins Finance Holdings Inc.[a,b]	3,081	647,010
ZAIS Group Holdings Inc.[a]	7,974	18,579

		12,148,120

278

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2017

Security	Shares	Value
CHEMICALS — 1.61%
AgroFresh Solutions Inc.[a,b]	51,419	$369,188
American Vanguard Corp.	67,159	1,158,493
Codexis Inc.[a,b]	102,018	555,998
Core Molding Technologies Inc.[a,b]	19,235	415,668
Flotek Industries Inc.[a,b]	128,787	1,151,356
FutureFuel Corp.	58,282	879,475
Hawkins Inc.	23,167	1,073,791
Intrepid Potash Inc.[a,b]	218,928	494,777
KMG Chemicals Inc.[b]	21,917	1,066,700
Koppers Holdings Inc.[a]	48,453	1,751,576
LSB Industries Inc.[a,b]	49,637	512,750
Marrone Bio Innovations Inc.[a,b]	66,855	86,243
Northern Technologies International Corp.[a]	9,184	146,485
OMNOVA Solutions Inc.[a]	101,726	991,829
Rayonier Advanced Materials Inc.	99,705	1,567,363
Trecora Resources[a,b]	49,271	554,299
Tredegar Corp.	59,636	909,449

		13,685,440
COMMERCIAL SERVICES & SUPPLIES — 1.76%
AMREP Corp.[a]	4,000	27,120
Aqua Metals Inc.[a,b]	39,001	489,463
ARC Document Solutions Inc.[a]	94,911	394,830
Casella Waste Systems Inc. Class Aa	92,272	1,514,184
CECO Environmental Corp.	70,127	643,766
Cemtrex Inc.	16,555	59,598
Cenveo Inc.[a]	18,575	113,122
Ecology and Environment Inc. Class A	8,426	106,589
Ennis Inc.	58,689	1,120,960
Fuel Tech Inc.[a]	8,185	6,875
Heritage-Crystal Clean Inc.[a,b]	33,095	526,210
Hudson Technologies Inc.[a,b]	86,600	731,770
InnerWorkings Inc.[a,b]	105,740	1,226,584
Intersections Inc.[a]	19,501	91,655
Kimball International Inc. Class B	86,300	1,440,347
NL Industries Inc.[a,b]	17,412	122,755
Odyssey Marine Exploration Inc.[a]	18,091	65,309
Performant Financial Corp.[a]	80,549	168,347
Perma-Fix Environmental Services[a]	26,345	97,476

Security	Shares	Value
Quest Resource Holding Corp.[a]	13,426	$33,028
SP Plus Corp.[a]	40,688	1,243,018
Team Inc.[a,b]	68,228	1,599,947
Viad Corp.	47,382	2,238,799
VSE Corp.	20,427	918,806

		14,980,558
COMMUNICATIONS EQUIPMENT — 1.35%
Aerohive Networks Inc.[a,b]	73,684	368,420
Aviat Networks Inc.[a]	11,070	192,618
Black Box Corp.	35,365	302,371
CalAmp Corp.[a,b]	81,322	1,653,276
Calix Inc.[a]	101,843	697,625
Clearfield Inc.[a,b]	28,197	372,200
ClearOne Inc.[b]	16,131	152,438
Communications Systems Inc.	19,440	84,175
Comtech Telecommunications Corp.	53,251	1,010,171
DASAN Zhone Solutions Inc.[a]	12,702	76,212
Digi International Inc.[a]	62,079	630,102
EMCORE Corp.	59,773	636,582
Harmonic Inc.[a,b]	186,390	978,548
Inseego Corp.[a,b]	101,007	126,259
KVH Industries Inc.[a,b]	38,243	363,309
Lantronix Inc.[a]	23,282	56,808
MRV Communications Inc.[a]	12,700	125,095
Network-1 Technologies Inc.	31,860	135,405
ParkerVision Inc.[a,b]	39,887	71,398
PC-Tel Inc.	41,617	294,648
Quantenna Communications Inc.[a]	49,828	946,732
RELM Wireless Corp.	21,242	80,720
Resonant Inc.[a,b]	26,015	115,246
ShoreTel Inc.[a,b]	160,994	933,765
Sonus Networks Inc.[a]	111,317	828,199
TESSCO Technologies Inc.	16,427	218,479

		11,450,801
CONSTRUCTION & ENGINEERING — 0.75%
Ameresco Inc. Class Aa	46,127	355,178
Goldfield Corp. (The)[a]	54,010	297,055
Great Lakes Dredge & Dock Corp.[a,b]	134,594	578,754
HC2 Holdings Inc.[a]	97,107	570,989
IES Holdings Inc.[a]	21,296	386,522
Layne Christensen Co.[a,b]	44,609	392,113

279

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2017

Security	Shares	Value
Limbach Holdings Inc.[a]	10,132	$121,483
MYR Group Inc.[a]	37,623	1,167,065
Northwest Pipe Co.[a,b]	24,006	390,338
NV5 Global Inc.[a,b]	19,386	823,905
Orion Group Holdings Inc.[a]	66,521	496,912
Sterling Construction Co. Inc.[a,b]	62,636	818,653

		6,398,967
CONSTRUCTION MATERIALS — 0.05%
U.S. Lime & Minerals Inc.	5,228	410,241

		410,241
CONSUMER FINANCE — 0.52%
Asta Funding Inc.[a]	10,211	83,730
Consumer Portfolio Services Inc.[a]	45,049	204,973
Elevate Credit Inc.[a]	35,051	277,604
Enova International Inc.[a]	77,906	1,156,904
Ezcorp Inc. Class Aa	117,294	903,164
Nicholas Financial Inc.[a]	22,229	205,173
Regional Management Corp.[a]	24,941	589,356
World Acceptance Corp.[a,b]	13,692	1,025,668

		4,446,572
CONTAINERS & PACKAGING — 0.17%
Myers Industries Inc.	53,956	968,510
UFP Technologies Inc.[a]	17,853	505,240

		1,473,750
DISTRIBUTORS — 0.06%
Educational Development Corp.[b]	9,434	100,000
Weyco Group Inc.	15,304	426,676

		526,676
DIVERSIFIED CONSUMER SERVICES — 0.94%
American Public Education Inc.[a]	37,089	877,155
Ascent Capital Group Inc. Class Aa	26,258	403,323
Bridgepoint Education Inc.[a]	42,774	631,344
Cambium Learning Group Inc.[a]	39,360	199,555
Career Education Corp.[a]	158,049	1,517,270
Carriage Services Inc.	36,233	976,842
Collectors Universe Inc.	18,926	470,311
K12 Inc.[a]	79,506	1,424,747
Liberty Tax Inc.	19,940	258,223
Lincoln Educational Services Corp.[a]	54,616	169,310
National American University Holdings Inc.[b]	35,102	88,808

Security	Shares	Value
Regis Corp.[a,b]	82,515	$847,429
Universal Technical Institute Inc.[a]	39,387	140,612

		8,004,929
DIVERSIFIED FINANCIAL SERVICES — 0.29%
A-Mark Precious Metals Inc.	13,216	217,271
Marlin Business Services Corp.	21,581	542,762
NewStar Financial Inc.	72,608	762,384
On Deck Capital Inc.[a,b]	115,450	537,997
Tiptree Inc.[b]	62,437	440,181

		2,500,595
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.71%
Alaska Communications Systems Group Inc.[a]	115,344	253,757
Fairpoint Communications Inc.[a]	50,756	794,331
Fusion Telecommunications International Inc.[a,b]	33,780	48,981
Hawaiian Telcom Holdco Inc.[a,b]	14,813	370,177
IDT Corp. Class B	40,677	584,528
Intelsat SAa,b	80,625	246,712
Lumos Networks Corp.[a]	52,378	935,995
magicJack VocalTec Ltd.[a,b]	26,779	192,809
Ooma Inc.[a,b]	41,047	328,376
ORBCOMM Inc.[a,b]	155,166	1,753,376
pdvWireless Inc.[a,b]	22,816	531,613

		6,040,655
ELECTRIC UTILITIES — 0.09%
Genie Energy Ltd. Class B	33,361	254,211
Spark Energy Inc. Class Ab	28,509	535,969

		790,180
ELECTRICAL EQUIPMENT — 1.11%
Allied Motion Technologies Inc.	15,976	434,867
American Superconductor Corp.[a,b]	36,707	169,586
Babcock & Wilcox Enterprises Inc.[a]	113,080	1,329,821
Broadwind Energy Inc.[a]	32,888	165,756
Energous Corp.[a,b]	44,500	723,570
Energy Focus Inc.[a,b]	27,907	73,396
Enphase Energy Inc.[a,b]	163,826	141,710
FuelCell Energy Inc.[a,b]	123,845	153,568
Ideal Power Inc.[a,b]	28,064	58,934
LSI Industries Inc.	58,008	524,972
Orion Energy Systems Inc.[a]	61,097	78,204
Plug Power Inc.[a,b]	521,452	1,063,762

280

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2017

Security	Shares	Value
Polar Power Inc.[a]	10,981	$58,309
Powell Industries Inc.	20,563	657,810
Preformed Line Products Co.	6,412	297,645
Revolution Lighting Technologies Inc.[a,b]	30,217	199,130
Sunrun Inc.[a]	201,169	1,432,323
Sunworks Inc.[a,b]	50,559	88,478
TPI Composites Inc.[a]	25,143	464,643
Ultralife Corp.[a]	28,816	207,475
Vicor Corp.[a]	39,893	714,085
Vivint Solar Inc.[a,b]	63,838	373,452

		9,411,496
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.15%
Airgain Inc.[a,b]	18,259	258,913
Akoustis Technologies Inc.[a,b]	22,930	200,408
Applied DNA Sciences Inc.[a]	54,461	95,851
Bel Fuse Inc. Class B	23,407	578,153
ClearSign Combustion Corp.[a]	36,509	138,734
Control4 Corp.[a,b]	58,103	1,139,400
CTS Corp.	74,584	1,611,014
CUI Global Inc.[a,b]	47,313	181,682
Daktronics Inc.	82,608	795,515
Data I/O Corp.[a]	20,140	160,113
Electro Scientific Industries Inc.[a]	74,861	616,855
eMagin Corp.[a,b]	45,990	112,675
FARO Technologies Inc.[a,b]	38,625	1,460,025
Frequency Electronics Inc.[a]	17,335	165,376
ID Systems Inc.[a]	28,763	176,317
Identiv Inc.[a]	25,545	134,111
IEC Electronics Corp.[a]	27,980	100,728
Intellicheck Inc.[a,b]	23,924	92,825
Interlink Electronics Inc.[a,b]	2,583	21,955
IntriCon Corp.[a]	20,253	162,024
Iteris Inc.[a,b]	60,401	375,694
Kemet Corp.[a,b]	106,997	1,369,562
KEY Tronic Corp.[a]	29,027	205,511
Kimball Electronics Inc.[a]	63,211	1,140,958
LightPath Technologies Inc. Class Aa	58,985	159,259
LRAD Corp.	84,659	143,074
Luna Innovations Inc.[a]	65,682	99,180
Maxwell Technologies Inc.[a,b]	87,121	521,855

Security	Shares	Value
Mesa Laboratories Inc.	7,728	$1,107,500
Microvision Inc.[a,b]	156,539	331,863
NAPCO Security Technologies Inc.[a,b]	30,056	282,526
Neonode Inc.[a,b]	96,060	103,745
NetList Inc.[a,b]	145,943	148,862
PAR Technology Corp.[a]	30,235	257,905
Park Electrochemical Corp.	45,179	832,197
PC Connection Inc.	26,877	727,292
PCM Inc.[a,b]	24,074	451,387
Perceptron Inc.[a]	22,106	160,932
RadiSys Corp.[a,b]	89,497	336,509
Research Frontiers Inc.[a,b]	46,593	60,105
Richardson Electronics Ltd./U.S.	34,100	203,577
Systemax Inc.	26,730	502,524
Vishay Precision Group Inc.[a]	24,997	432,448
Wireless Telecom Group Inc.[a]	48,671	77,874

		18,235,013
ENERGY EQUIPMENT & SERVICES — 1.68%
Aspen Aerogels Inc.[a]	41,025	182,561
Basic Energy Services Inc.[a]	40,655	1,012,310
Bristow Group Inc.	73,262	560,454
CARBO Ceramics Inc.[a,b]	51,398	352,076
Dawson Geophysical Co.[a,b]	50,812	199,183
ENGlobal Corp.[a]	38,164	49,613
Era Group Inc.[a]	44,485	420,828
Geospace Technologies Corp.[a,b]	30,660	424,028
Gulf Island Fabrication Inc.	34,177	396,453
Hornbeck Offshore Services Inc.[a,b]	73,505	208,019
Independence Contract Drilling Inc.[a,b]	82,828	322,201
ION Geophysical Corp.[a,b]	18,573	80,793
Key Energy Services Inc.[a]	23,686	455,719
Mammoth Energy Services Inc.[a,b]	18,411	342,445
Matrix Service Co.[a]	61,119	571,463
Mitcham Industries Inc.[a]	27,407	109,080
Natural Gas Services Group Inc.[a]	30,222	751,017
Newpark Resources Inc.[a]	204,725	1,504,729
Nordic American Offshore Ltd.[b]	89,208	111,510
North Atlantic Drilling Ltd.[a,b]	13,427	17,858
Parker Drilling Co.[a,b]	313,867	423,721
PHI Inc. NVS[a]	28,132	274,568

281

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2017

Security	Shares	Value
Pioneer Energy Services Corp.[a]	174,599	$357,928
Profire Energy Inc.[a,b]	65,637	85,328
RigNet Inc.[a]	31,405	504,050
SAExploration Holdings Inc.[a]	10,425	33,829
SEACOR Holdings Inc.[a]	37,148	1,274,176
SEACOR Marine Holdings Inc.[a]	48,850	994,586
Smart Sand Inc.[a,b]	50,976	454,196
Solaris Oilfield Infrastructure Inc. Class Aa	25,321	291,951
Tesco Corp.[a]	109,037	485,215
TETRA Technologies Inc.[a,b]	265,765	741,484
Willbros Group Inc.[a]	99,886	246,718

		14,240,090
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.27%
Armada Hoffler Properties Inc.[b]	105,194	1,362,262
Ashford Hospitality Prime Inc.	63,407	652,458
Ashford Hospitality Trust Inc.[b]	178,172	1,083,286
Bluerock Residential Growth REIT Inc.[b]	58,397	752,737
BRT Realty Trust[a,b]	27,036	212,503
CatchMark Timber Trust Inc. Class Ab	93,016	1,057,592
Cedar Realty Trust Inc.[b]	191,376	928,174
City Office REIT Inc.[b]	76,041	965,721
Clipper Realty Inc.[b]	37,089	457,678
Community Healthcare Trust Inc.[b]	32,573	833,543
Condor Hospitality Trust Inc.	2,318	24,849
CorEnergy Infrastructure Trust Inc.[b]	27,920	937,833
Farmland Partners Inc.	79,112	707,261
First Potomac Realty Trust	134,940	1,499,183
Getty Realty Corp.	61,821	1,551,707
Gladstone Commercial Corp.[b]	59,173	1,289,380
Gladstone Land Corp.[b]	27,507	321,007
Global Medical REIT Inc.[b]	35,909	321,026
Global Self Storage Inc.	30,805	153,101
Independence Realty Trust Inc.[b]	139,581	1,377,664
Innovative Industrial Properties Inc.[b]	11,620	194,635
Jernigan Capital Inc.[b]	24,082	529,804
MedEquities Realty Trust Inc.	68,454	863,890
NexPoint Residential Trust Inc.[b]	42,026	1,046,027

Security	Shares	Value
One Liberty Properties Inc.	34,367	$805,219
Preferred Apartment Communities Inc. Class Ab	73,468	1,157,121
RAIT Financial Trust[b]	209,477	458,755
Sotherly Hotels Inc.[b]	39,597	268,468
UMH Properties Inc.[b]	66,931	1,141,174
Universal Health Realty Income Trust[b]	29,480	2,344,839
Urstadt Biddle Properties Inc. Class A	63,468	1,256,666
Wheeler REIT	22,235	227,019
Whitestone REIT[b]	82,256	1,007,636

		27,790,218
FOOD & STAPLES RETAILING — 0.15%
Chefs’ Warehouse Inc. (The)[a,b]	46,338	602,394
Natural Grocers by Vitamin Cottage Inc.[a,b]	21,782	180,137
Village Super Market Inc. Class A	18,889	489,603

		1,272,134
FOOD PRODUCTS — 0.82%
Alico Inc.	8,379	262,263
Arcadia Biosciences Inc.[a]	5,945	2,675
Farmer Bros. Co.[a,b]	21,305	644,476
Freshpet Inc.[a,b]	58,295	967,697
Inventure Foods Inc.[a,b]	46,486	200,355
John B Sanfilippo & Son Inc.	20,447	1,290,410
Landec Corp.[a]	64,513	958,018
Lifeway Foods Inc.[a,b]	14,439	134,860
Limoneira Co.	29,256	691,319
Omega Protein Corp.	52,211	934,577
Rocky Mountain Chocolate Factory Inc.	16,509	194,806
S&W Seed Co.[a,b]	37,189	154,335
Seneca Foods Corp. Class Aa,b	17,272	536,296

		6,972,087
GAS UTILITIES — 0.11%
Delta Natural Gas Co. Inc.	18,437	561,775
Gas Natural Inc.	31,154	401,887

		963,662
HEALTH CARE EQUIPMENT & SUPPLIES — 4.16%
Accuray Inc.[a]	190,941	906,970
American Medical Alert Corp. Escrowa,bc	12,839	—

282

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2017

Security	Shares	Value
AngioDynamics Inc.[a]	86,463	$1,401,565
Anika Therapeutics Inc.[a,b]	33,937	1,674,452
Antares Pharma Inc.[a]	339,271	1,092,453
Apollo Endosurgery Inc.[a]	2,610	20,906
AtriCure Inc.[a]	75,329	1,826,728
AxoGen Inc.[a,b]	65,718	1,100,776
Bellerophon Therapeutics Inc.[a,b]	44,338	59,413
Biolase Inc.[a]	84,292	81,763
Bovie Medical Corp.[a]	72,131	178,164
Cerus Corp.[a,b]	239,207	600,410
Cesca Therapeutics Inc.[a]	9,184	28,930
Chembio Diagnostics Inc.[a]	29,312	177,338
Cogentix Medical Inc.[a]	52,533	91,407
ConforMIS Inc.[a,b]	92,241	395,714
Corindus Vascular Robotics Inc.[a,b]	195,652	363,913
CryoLife Inc.[a]	75,940	1,515,003
Cryoport Inc.[a]	52,991	260,716
Cutera Inc.[a,b]	32,206	834,135
CytoSorbents Corp.[a,b]	65,647	282,282
Ekso Bionics Holdings Inc.[a,b]	56,974	132,180
Electromed Inc.[a]	16,704	92,373
Entellus Medical Inc.[a,b]	29,351	486,053
EnteroMedics Inc.[a,b]	16,277	81,385
Exactech Inc.[a,b]	25,748	767,290
Fonar Corp.[a,b]	15,022	416,860
GenMark Diagnostics Inc.[a,b]	104,475	1,235,939
Invacare Corp.[b]	74,428	982,450
InVivo Therapeutics Holdings Corp.[a,b]	76,453	206,423
Invuity Inc.[a,b]	37,506	271,918
iRadimed Corp.[a,b]	10,599	91,151
iRhythm Technologies Inc.[a]	32,748	1,391,463
IRIDEX Corp.[a]	23,015	227,618
Lantheus Holdings Inc.[a,b]	61,468	1,084,910
LeMaitre Vascular Inc.	35,265	1,100,973
Milestone Scientific Inc.[a]	49,028	73,542
Misonix Inc.[a]	14,238	137,397
Nuvectra Corp.[a]	25,240	335,187
Obalon Therapeutics Inc.[a,b]	21,561	213,670
OraSure Technologies Inc.[a,b]	133,377	2,302,087
Orthofix International NVa,b	40,504	1,882,626
Oxford Immunotec Global PLC[a,b]	55,077	926,395
Pulse Biosciences Inc.[a,b]	21,836	753,997

Security	Shares	Value
Quotient Ltd.[a]	63,819	$469,708
Retractable Technologies Inc.[a]	39,924	51,103
Rockwell Medical Inc.[a,b]	112,473	891,911
RTI Surgical Inc.[a,b]	130,423	762,975
SeaSpine Holdings Corp.[a]	23,022	265,213
Second Sight Medical Products Inc.[a,b]	56,912	71,709
Senseonics Holdings Inc.[a,b]	117,015	210,627
Sientra Inc.[a]	36,765	357,356
STAAR Surgical Co.[a,b]	97,846	1,056,737
Surmodics Inc.[a]	31,882	897,478
Tactile Systems Technology Inc.[a,b]	21,785	622,615
Utah Medical Products Inc.	8,228	595,707
Valeritas Holdings Inc.[a]	6,189	42,395
Vermillion Inc.[a,b]	61,892	113,881
ViewRay Inc.[a,b]	68,979	446,294
Viveve Medical Inc.[a]	36,611	262,867
Zosano Pharma Corp.[a,b]	86,979	122,640

		35,328,141
HEALTH CARE PROVIDERS & SERVICES — 2.46%
AAC Holdings Inc.[a,b]	27,487	190,485
Aceto Corp.	68,641	1,060,503
Adcare Health Systems Inc.[a]	22,119	21,234
Addus HomeCare Corp.[a,b]	17,848	663,946
Alliance HealthCare Services Inc.[a]	13,756	182,955
Almost Family Inc.[a,b]	30,037	1,851,781
American Renal Associates Holdings Inc.[a]	21,868	405,651
Auxilio Inc.[a]	17,842	81,360
BioScrip Inc.[a,b]	259,791	705,333
BioTelemetry Inc.[a]	66,355	2,219,575
Capital Senior Living Corp.[a]	57,943	881,313
Catasys Inc.[a]	5,713	26,108
Civitas Solutions Inc.[a,b]	37,735	660,362
Cross Country Healthcare Inc.[a,b]	83,493	1,077,895
Digirad Corp.	44,247	179,200
Five Star Senior Living Inc.[a]	62,993	94,490
Fulgent Genetics Inc.[a,b]	13,863	88,585
Genesis Healthcare Inc.[a]	85,163	148,184
InfuSystems Holdings Inc.[a]	47,205	84,969
Joint Corp. (The)[a,b]	25,460	96,748
Landauer Inc.	21,613	1,130,360

283

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2017

Security	Shares	Value
National Research Corp. Class A	23,849	$641,538
Nobilis Health Corp.[a,b]	134,609	255,757
PharMerica Corp.[a]	69,602	1,827,052
Providence Service Corp. (The)[a]	27,225	1,377,857
Psychemedics Corp.	13,321	332,359
Quorum Health Corp.[a]	66,109	274,352
R1 RCM Inc.[a,b]	238,554	894,577
RadNet Inc.[a]	88,716	687,549
Sharps Compliance Corp.[a]	33,600	142,128
Triple-S Management Corp. Class Ba	54,863	927,733
U.S. Physical Therapy Inc.	28,444	1,718,018

		20,929,957
HEALTH CARE TECHNOLOGY — 0.69%
Castlight Health Inc.[a,b]	148,858	617,761
Computer Programs & Systems Inc.[b]	26,198	859,294
HealthStream Inc.[a,b]	60,421	1,590,281
HTG Molecular Diagnostics Inc.[a]	7,325	19,485
Icad Inc.[a]	32,958	138,094
NantHealth Inc.[a,b]	39,199	165,812
Simulations Plus Inc.	29,401	363,102
Tabula Rasa HealthCare Inc.[a]	23,008	346,270
Vocera Communications Inc.[a]	66,412	1,754,605

		5,854,704
HOTELS, RESTAURANTS & LEISURE — 2.36%
Ark Restaurants Corp.	4,890	119,120
Bagger Daves Burger Tavern Inc.[a]	34,103	8,185
Biglari Holdings Inc.[a]	2,390	955,379
Bravo Brio Restaurant Group Inc.[a]	26,330	121,118
Carrols Restaurant Group Inc.[a]	82,233	1,007,354
Century Casinos Inc.[a]	54,803	403,898
Chuy’s Holdings Inc.[a,b]	39,065	914,121
Del Frisco’s Restaurant Group Inc.[a,b]	51,540	829,794
Del Taco Restaurants Inc.[a,b]	78,446	1,078,633
Denny’s Corp.[a,b]	161,008	1,895,064
Diversified Restaurant Holdings Inc.[a]	31,910	82,966
Dover Downs Gaming & Entertainment Inc.[a]	58,521	64,958
Dover Motorsports Inc.	36,901	77,492

Security	Shares	Value
Drive Shack Inc.	137,875	$434,306
El Pollo Loco Holdings Inc.[a,b]	48,193	667,473
Empire Resorts Inc.[a,b]	8,384	200,378
Fogo De Chao Inc.[a]	21,884	304,188
Full House Resorts Inc.[a]	55,464	135,332
Golden Entertainment Inc.[a]	25,875	535,871
Good Times Restaurants Inc.[a]	31,956	113,444
Habit Restaurants Inc. (The)[a,b]	47,995	758,321
Inspired Entertainment Inc.[a,b]	9,933	129,129
Intrawest Resorts Holdings Inc.[a]	30,135	715,405
J Alexander’s Holdings Inc.[a,b]	33,941	415,777
Jamba Inc.[a,b]	32,675	254,538
Kona Grill Inc.[a,b]	19,972	73,896
Lindblad Expeditions Holdings Inc.[a,b]	49,853	523,457
Luby’s Inc.[a,b]	50,297	141,335
Marcus Corp. (The)	44,492	1,343,658
Monarch Casino & Resort Inc.[a,b]	25,968	785,532
Nathan’s Famous Inc.[a,b]	7,447	469,161
Nevada Gold & Casinos Inc.[a]	54,739	122,615
Noodles & Co.[a,b]	26,378	102,874
ONE Group Hospitality Inc. (The)[a]	14,973	32,491
Papa Murphy’s Holdings Inc.[a,b]	28,312	123,723
Peak Resorts Inc.	31,024	127,198
Potbelly Corp.[a,b]	54,316	624,634
RCI Hospitality Holdings Inc.	22,164	528,390
Red Lion Hotels Corp.[a,b]	43,636	320,725
Ruby Tuesday Inc.[a,b]	137,290	275,953
Ruth’s Hospitality Group Inc.	70,105	1,524,784
Town Sports International Holdings Inc.[a]	31,041	145,893
Zoe’s Kitchen Inc.[a,b]	43,871	522,504

		20,011,067
HOUSEHOLD DURABLES — 1.80%
AV Homes Inc.[a,b]	30,413	609,781
Bassett Furniture Industries Inc.	25,182	955,657
Beazer Homes USA Inc.[a,b]	73,830	1,012,948
Century Communities Inc.[a]	41,713	1,034,483
CSS Industries Inc.	22,121	578,685
Dixie Group Inc. (The)[a]	40,358	181,611
Emerson Radio Corp.[a]	12,050	16,870
Flexsteel Industries Inc.	18,421	996,760
Green Brick Partners Inc.[a,b]	54,814	627,620

284

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2017

Security	Shares	Value
Hooker Furniture Corp.	27,337	$1,124,918
Hovnanian Enterprises Inc. Class Aa,b	291,954	817,471
LGI Homes Inc.[a,b]	41,079	1,650,554
Libbey Inc.	49,900	402,194
Lifetime Brands Inc.	23,193	420,953
M/I Homes Inc.[a,b]	56,280	1,606,794
NACCO Industries Inc. Class A	9,720	688,662
New Home Co. Inc. (The)[a,b]	32,622	374,174
Nova Lifestyle Inc.[a]	32,787	49,508
PICO Holdings Inc.[a]	53,594	937,895
Skyline Corp.[a]	17,206	103,580
UCP Inc. Class Aa	22,636	247,864
Vuzix Corp.[a,b]	42,348	277,380
ZAGG Inc.[a,b]	65,075	562,899

		15,279,261
HOUSEHOLD PRODUCTS — 0.10%
Ocean Bio-Chem Inc.	5,241	21,593
Oil-Dri Corp. of America	12,624	530,334
Orchids Paper Products Co.[b]	20,398	264,154

		816,081
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.21%
Atlantic Power Corp.[a]	270,313	648,751
TerraForm Global Inc. Class Aa	208,061	1,050,708
U.S. Geothermal Inc.[a]	21,932	100,668

		1,800,127
INSURANCE — 1.91%
1347 Property Insurance Holdings Inc.[a]	14,802	118,416
Atlas Financial Holdings Inc.[a,b]	26,877	400,467
Baldwin & Lyons Inc. Class B	23,729	581,360
Blue Capital Reinsurance Holdings Ltd.	19,015	347,975
Citizens Inc./TXa,b	109,943	811,379
Conifer Holdings Inc.[a]	12,723	90,969
Crawford & Co. Class B	28,895	268,724
Donegal Group Inc. Class A	21,901	348,226
eHealth Inc.[a]	36,831	692,423
EMC Insurance Group Inc.	20,309	564,184
Federated National Holding Co.	30,334	485,344
First Acceptance Corp.[a]	39,393	44,908
Hallmark Financial Services Inc.[a]	35,417	399,150

Security	Shares	Value
HCI Group Inc.	18,639	$875,660
Health Insurance Innovations Inc.[a]	26,524	623,314
Heritage Insurance Holdings Inc.	62,091	808,425
Independence Holding Co.	17,863	365,298
Investors Title Co.	3,602	696,771
Kingstone Companies Inc.	23,759	363,513
Kinsale Capital Group Inc.	34,044	1,270,182
NI Holdings Inc.[a,b]	25,007	447,125
Patriot National Inc.[a,b]	26,072	55,273
State National Companies Inc.	68,598	1,260,831
Trupanion Inc.[a,b]	54,106	1,210,892
United Insurance Holdings Corp.	39,315	618,425
Universal Insurance Holdings Inc.	73,962	1,863,842
WMIH Corp.[a,b]	455,203	569,004

		16,182,080
INTERNET & DIRECT MARKETING RETAIL — 0.58%
1-800-Flowers.com Inc. Class Aa	62,614	610,486
CafePress Inc.[a]	15,556	40,290
Duluth Holdings Inc.[a,b]	22,698	413,331
EVINE Live Inc.[a]	130,960	130,960
FTD Companies Inc.[a]	39,476	789,520
Gaia Inc.[a,b]	23,954	268,285
JRjr33 Inc.[a]	7,933	4,641
Overstock.com Inc.[a,b]	39,570	644,991
PetMed Express Inc.	46,415	1,884,449
U.S. Auto Parts Network Inc.[a]	40,487	130,773

		4,917,726
INTERNET SOFTWARE & SERVICES — 2.92%
Actua Corp.[a]	72,673	1,021,056
Amber Road Inc.[a,b]	48,042	411,720
Angie’s List Inc.[a,b]	94,182	1,204,588
Appfolio Inc.[a]	19,742	643,589
Apptio Inc. Class Aa	41,679	723,131
ARI Network Services Inc.[a]	44,260	312,033
Autobytel Inc.[a,b]	18,307	230,851
Bazaarvoice Inc.[a,b]	196,914	974,724
Blucora Inc.[a,b]	96,887	2,054,004
Brightcove Inc.[a,b]	79,280	491,536
Carbonite Inc.[a,b]	58,571	1,276,848
Care.com Inc.[a,b]	31,589	476,994
ChannelAdvisor Corp.[a]	60,196	695,264
Covisint Corp.[a]	93,829	229,881

285

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2017

Security	Shares	Value
Determine Inc.[a]	23,078	$61,387
DHI Group Inc.[a]	110,029	313,583
eGain Corp.[a,b]	40,329	68,559
Global Sources Ltd.[a]	18,060	361,200
Instructure Inc.[a,b]	50,376	1,486,092
Internap Corp.[a,b]	186,177	683,270
Inuvo Inc.[a]	62,133	63,376
iPass Inc.[a]	160,020	211,226
Issuer Direct Corp.	6,714	86,946
Leaf Group Ltd.[a,b]	28,995	226,161
Limelight Networks Inc.[a]	173,517	501,464
Liquidity Services Inc.[a,b]	61,041	387,610
LivePerson Inc.[a,b]	127,226	1,399,486
Marchex Inc. Class Ba	85,421	254,555
Marin Software Inc.[a]	73,501	95,551
MaxPoint Interactive Inc.[a]	7,805	57,679
Meet Group Inc. (The)[a,b]	157,765	796,713
Numerex Corp. Class Aa,b	36,357	179,240
Ominto Inc.[a,b]	33,925	517,356
Professional Diversity Network Inc.[a]	3,856	26,529
QuinStreet Inc.[a]	87,671	365,588
Reis Inc.	22,464	477,360
Remark Holdings Inc.[a,b]	37,466	104,905
Rightside Group Ltd.[a,b]	29,114	309,191
Rocket Fuel Inc.[a,b]	78,899	216,972
SharpSpring Inc.[a]	15,832	71,719
Spark Networks Inc.[a]	37,509	36,009
Support.com Inc.[a]	40,168	93,993
Synacor Inc.[a,b]	76,341	278,645
TechTarget Inc.[a]	47,575	493,353
Travelzoo[a]	14,292	156,497
Tremor Video Inc.[a]	82,434	205,261
Tucows Inc. Class Aa	21,357	1,142,599
Veritone Inc.[a]	6,990	81,853
Xactly Corp.[a]	61,187	957,577
XO Group Inc.[a]	58,068	1,023,158
YuMe Inc.	53,346	250,726

		24,789,608
IT SERVICES — 1.52%
ALJ Regional Holdings Inc.[a,b]	52,973	169,514
CardConnect Corp.[a]	37,085	558,129
Cass Information Systems Inc.	25,497	1,673,623

Security	Shares	Value
Computer Task Group Inc.	39,145	$218,821
Edgewater Technology Inc.[a]	29,642	202,455
Everi Holdings Inc.[a,b]	150,129	1,092,939
Forrester Research Inc.	23,373	915,053
Hackett Group Inc. (The)	55,811	865,071
Information Services Group Inc.[a]	76,395	313,983
Innodata Inc.[a]	65,528	114,674
Mattersight Corp.[a,b]	55,037	140,344
ModusLink Global Solutions Inc.[a]	90,215	154,268
MoneyGram International Inc.[a,b]	67,826	1,169,998
NCI Inc. Class Aa	17,474	368,701
Perficient Inc.[a]	80,545	1,501,359
PFSweb Inc.[a]	36,724	303,340
Planet Payment Inc.[a]	103,110	340,263
PRGX Global Inc.[a]	50,601	328,907
ServiceSource International Inc.[a]	176,710	685,635
StarTek Inc.[a,b]	26,150	320,076
Unisys Corp.[a,b]	116,925	1,496,640

		12,933,793
LEISURE PRODUCTS — 0.61%
Black Diamond Inc.[a,b]	51,833	344,689
Escalade Inc.	28,300	370,730
JAKKS Pacific Inc.[a]	46,932	187,728
Johnson Outdoors Inc. Class A	11,450	552,005
Malibu Boats Inc. Class Aa,b	43,429	1,123,508
Marine Products Corp.	19,380	302,522
MCBC Holdings Inc.[a]	44,702	873,924
Nautilus Inc.[a,b]	71,047	1,360,550
Summer Infant Inc.[a]	32,327	57,542

		5,173,198
LIFE SCIENCES TOOLS & SERVICES — 0.70%
Albany Molecular Research Inc.[a,b]	61,002	1,323,743
ChromaDex Corp.[a]	84,292	321,996
Enzo Biochem Inc.[a,b]	98,677	1,089,394
Fluidigm Corp.[a,b]	67,839	274,070
Harvard Bioscience Inc.[a]	76,495	195,062
NanoString Technologies Inc.[a,b]	42,658	705,563
NeoGenomics Inc.[a,b]	132,895	1,190,739
Pacific Biosciences of California Inc.[a,b]	195,901	697,408
pSivida Corp.[a,b]	89,702	153,390

		5,951,365

286

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2017

Security	Shares	Value
MACHINERY — 2.71%
Alamo Group Inc.	22,123	$2,008,990
ARC Group Worldwide Inc.[a]	21,444	62,188
ASV Holdings Inc.[a]	11,552	94,149
Blue Bird Corp.[a,b]	18,601	316,217
Columbus McKinnon Corp./NY	44,898	1,141,307
Commercial Vehicle Group Inc.[a,b]	59,160	499,902
DMC Global Inc.	33,689	441,326
Douglas Dynamics Inc.	51,693	1,700,700
Eastern Co. (The)	14,576	438,009
Energy Recovery Inc.[a,b]	84,544	700,870
ExOne Co. (The)[a,b]	26,800	306,860
FreightCar America Inc.	28,897	502,519
Gencor Industries Inc.[a,b]	20,748	336,118
Global Brass & Copper Holdings Inc.	51,515	1,573,783
Graham Corp.	23,980	471,447
Hardinge Inc.	29,527	366,725
Hurco Companies Inc.	15,498	538,555
Jason Industries Inc.[a]	49,844	64,299
Kadant Inc.	25,448	1,913,689
Key Technology Inc.[a]	10,395	142,931
LB Foster Co. Class A	19,984	428,657
LS Starrett Co. (The) Class A	17,198	147,903
Lydall Inc.[a]	39,230	2,028,191
Manitex International Inc.[a,b]	35,284	246,282
Miller Industries Inc./TN	26,634	661,855
NN Inc.	63,683	1,748,098
Park-Ohio Holdings Corp.	20,609	785,203
Perma-Pipe International Holdings Inc.[a]	16,168	129,344
Spartan Motors Inc.	81,269	719,231
Supreme Industries Inc. Class A	32,951	542,044
Titan International Inc.[b]	116,122	1,394,625
Twin Disc Inc.[a]	20,359	328,594
Xerium Technologies Inc.[a]	30,123	216,584

		22,997,195
MARINE — 0.25%
Eagle Bulk Shipping Inc.[a]	85,858	406,108
Genco Shipping & Trading Ltd.[a]	16,625	157,439
Navios Maritime Holdings Inc.[a,b]	208,026	284,996
Pangaea Logistics Solutions Ltd.[a]	19,883	56,667
Safe Bulkers Inc.[a,b]	110,826	253,791

Security	Shares	Value
Scorpio Bulkers Inc.[a]	135,692	$963,413

		2,122,414
MEDIA — 1.30%
AH Belo Corp. Class A	49,312	271,216
Ballantyne Strong Inc.[a,b]	32,157	215,452
Beasley Broadcast Group Inc. Class A	12,568	123,166
Central European Media Enterprises Ltd. Class Aa,b	192,013	768,052
Daily Journal Corp.[a,b]	1,208	249,186
Emmis Communications Corp. Class Aa	25,369	73,063
Entercom Communications Corp. Class Ab	65,424	677,138
Entravision Communications Corp. Class A	154,619	1,020,485
Global Eagle Entertainment Inc.[a]	118,166	420,671
Harte-Hanks Inc.[a]	107,481	110,705
Hemisphere Media Group Inc.[a,b]	40,342	478,053
Lee Enterprises Inc.[a,b]	120,911	229,731
McClatchy Co. (The) Class Aa	12,399	115,807
MDC Partners Inc. Class A	128,424	1,271,398
National CineMedia Inc.	142,082	1,054,248
New Media Investment Group Inc.	119,950	1,616,926
Reading International Inc. Class Aa	41,797	674,186
Saga Communications Inc. Class A	9,662	442,036
Salem Media Group Inc. Class A	29,495	209,415
Townsquare Media Inc. Class Aa,b	24,028	246,047
tronc Inc.[a]	46,567	600,249
Urban One Inc.[a]	55,968	125,928
Xcel Brands Inc.[a]	16,299	49,712

		11,042,870
METALS & MINING — 1.18%
Ampco-Pittsburgh Corp.	21,037	310,296
Friedman Industries Inc.	24,534	139,353
Gerber Scientific Inc. Escrow[a,c]	44,403	444
Gold Resource Corp.	124,818	509,257
Handy & Harman Ltd.[a]	5,539	173,925
Haynes International Inc.	29,090	1,056,258
Klondex Mines Ltd.[a,b]	415,521	1,400,306
Olympic Steel Inc.	21,802	424,703

287

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2017

Security	Shares	Value
Pershing Gold Corp.[a,b]	45,693	$127,483
Ramaco Resources Inc.[a,b]	15,961	96,564
Real Industry Inc.[a,b]	67,773	196,542
Ryerson Holding Corp.[a]	36,492	361,271
Schnitzer Steel Industries Inc. Class A	62,283	1,569,532
SunCoke Energy Inc.[a]	151,573	1,652,146
Synalloy Corp.[a]	22,687	257,497
TimkenSteel Corp.[a]	92,591	1,423,124
Universal Stainless & Alloy Products Inc.[a]	17,651	344,194

		10,042,895
MORTGAGE REAL ESTATE INVESTMENT — 1.30%
AG Mortgage Investment Trust Inc.[b]	62,847	1,150,100
Anworth Mortgage Asset Corp.	211,290	1,269,853
Ares Commercial Real Estate Corp.	64,349	842,329
Cherry Hill Mortgage Investment Corp.[b]	32,630	602,676
Dynex Capital Inc.	103,932	737,917
Ellington Residential Mortgage REIT	22,880	335,421
Five Oaks Investment Corp.	43,814	213,812
Great Ajax Corp.	43,932	614,169
Manhattan Bridge Capital Inc.[b]	23,401	139,236
New York Mortgage Trust Inc.[b]	257,321	1,600,537
Orchid Island Capital Inc.	73,965	729,295
Owens Realty Mortgage Inc.	29,419	498,946
Resource Capital Corp.[b]	69,625	708,086
Sutherland Asset Management Corp.	43,585	647,237
Western Asset Mortgage Capital Corp.[b]	94,477	973,113

		11,062,727
MULTI-UTILITIES — 0.19%
Unitil Corp.	32,836	1,586,307

		1,586,307
MULTILINE RETAIL — 0.11%
Fred’s Inc. Class Ab	84,019	775,495
Tuesday Morning Corp.[a,b]	103,045	195,786

		971,281

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 3.06%
Abraxas Petroleum Corp.[a,b]	360,431	$583,898
Adams Resources & Energy Inc.	6,303	258,927
Aemetis Inc.[a]	18,167	24,344
Approach Resources Inc.[a,b]	98,069	330,493
Ardmore Shipping Corp.[b]	67,983	554,061
Bill Barrett Corp.[a,b]	173,259	531,905
Bonanza Creek Energy Inc.[a]	48,215	1,528,898
California Resources Corp.[a]	98,068	838,481
Centrus Energy Corp.[a]	12,702	53,348
Clean Energy Fuels Corp.[a,b]	322,893	820,148
Cloud Peak Energy Inc.[a,b]	172,434	608,692
Comstock Resources Inc.[a]	32,507	229,825
Contango Oil & Gas Co.[a]	55,608	369,237
DHT Holdings Inc.	180,585	749,428
Dorian LPG Ltd.[a]	44,107	360,795
Earthstone Energy Inc. Class Aa,b	23,749	237,728
Eclipse Resources Corp.[a]	199,015	569,183
Energy Fuels Inc./Canada[a,b]	164,841	262,097
Evolution Petroleum Corp.	62,677	507,684
Gastar Exploration Inc.[a,b]	406,750	376,651
Gener8 Maritime Inc.[a,b]	109,965	625,701
Hallador Energy Co.	40,839	317,319
Isramco Inc.[a,b]	2,410	275,704
Jones Energy Inc. Class Aa,b	105,581	168,930
Lilis Energy Inc.[a,b]	105,378	516,352
Lonestar Resources U.S. Inc. Class Aa	27,806	119,566
Midstates Petroleum Co. Inc.[a]	27,306	345,967
Navios Maritime Acquisition Corp.	192,364	282,775
Northern Oil and Gas Inc.[a,b]	111,781	156,493
Overseas Shipholding Group Inc. Series Aa	102,939	273,818
Pacific Ethanol Inc.[a,b]	97,711	610,694
Panhandle Oil and Gas Inc. Class A	38,428	887,687
Penn Virginia Corp.[a,b]	33,499	1,231,088
PetroQuest Energy Inc.[a]	43,748	86,621
Renewable Energy Group Inc.[a,b]	91,057	1,179,188
REX American Resources Corp.[a]	13,640	1,317,078
Ring Energy Inc.[a,b]	107,684	1,399,892
Rosehill Resources Inc.[a,b]	8,654	72,174
Sanchez Energy Corp.[a,b]	157,390	1,130,060

288

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2017

Security	Shares	Value
SandRidge Energy Inc.[a]	81,529	$1,403,114
SilverBow Resources Inc.[a]	16,992	444,511
Stone Energy Corp.[a]	45,239	831,493
Teekay Tankers Ltd. Class A	284,400	534,672
Torchlight Energy Resources Inc.[a]	98,790	163,991
TransAtlantic Petroleum Ltd.[a]	52,982	63,578
Uranium Energy Corp.[a,b]	324,541	516,020
Uranium Resources Inc.[a,b]	57,412	85,544
VAALCO Energy Inc.[a]	121,900	113,977
Vertex Energy Inc.[a,b]	65,330	69,903
W&T Offshore Inc.[a]	215,940	423,242
Westmoreland Coal Co.[a]	43,095	209,873
Zion Oil & Gas Inc.[a,b]	107,155	367,542

		26,020,390
PAPER & FOREST PRODUCTS — 0.04%
Verso Corp. Class Aa	78,195	366,735

		366,735
PERSONAL PRODUCTS — 0.39%
DS Healthcare Group Inc.[a]	30,533	3,511
Female Health Co. (The)[a]	26,417	27,738
Lifevantage Corp.[a,b]	37,471	162,249
Mannatech Inc.	5,888	93,619
Medifast Inc.	25,594	1,061,383
Natural Alternatives International Inc.[a]	16,714	167,140
Natural Health Trends Corp.[b]	17,937	499,546
Nature’s Sunshine Products Inc.	24,535	325,089
Nutraceutical International Corp.	19,046	793,266
United-Guardian Inc.	11,636	179,776

		3,313,317
PHARMACEUTICALS — 3.28%
AcelRx Pharmaceuticals Inc.[a,b]	84,785	182,288
Aclaris Therapeutics Inc.[a]	47,527	1,288,932
Adamis Pharmaceuticals Corp.[a,b]	61,760	321,152
Adolor Corp. Escrow[a,c]	77,501	1
Agile Therapeutics Inc.[a]	39,004	146,265
Alimera Sciences Inc.[a,b]	104,063	144,648
Amphastar Pharmaceuticals Inc.[a,b]	85,315	1,523,726
ANI Pharmaceuticals Inc.[a,b]	18,922	885,550
Aratana Therapeutics Inc.[a,b]	95,146	687,906
Assembly Biosciences Inc.[a,b]	33,718	696,277
Axsome Therapeutics Inc.[a,b]	37,377	205,574

Security	Shares	Value
BioDelivery Sciences International Inc.[a,b]	123,378	$345,458
Cempra Inc.[a]	111,463	512,730
Clearside Biomedical Inc.[a,b]	49,437	450,371
Collegium Pharmaceutical Inc.[a,b]	53,193	665,444
Corium International Inc.[a,b]	47,472	354,141
Cumberland Pharmaceuticals Inc.[a]	25,768	182,180
Cymabay Therapeutics Inc.[a]	62,744	361,405
DURECT Corp.[a]	325,018	507,028
Egalet Corp.[a,b]	48,015	113,796
Endocyte Inc.[a,b]	98,088	147,132
Evoke Pharma Inc.[a]	30,406	77,839
Flex Pharma Inc.[a,b]	25,488	98,129
Heska Corp.[a]	15,274	1,559,017
Imprimis Pharmaceuticals Inc.[a,b]	42,711	136,675
Intersect ENT Inc.[a,b]	61,425	1,716,829
Intra-Cellular Therapies Inc.[a]	78,840	979,193
Juniper Pharmaceuticals Inc.[a]	27,989	141,344
KemPharm Inc.[a]	30,459	121,836
Lipocine Inc.[a,b]	42,722	171,742
MyoKardia Inc.[a]	40,883	535,567
Neos Therapeutics Inc.[a,b]	46,658	340,603
NovaBay Pharmaceuticals Inc.[a,b]	11,029	42,462
Novan Inc.[a]	30,664	123,576
Novus Therapeutics Inc.[a,b]	9,188	53,750
Ocera Therapeutics Inc.[a,b]	53,407	61,952
Ocular Therapeutix Inc.[a,b]	52,641	487,982
Omeros Corp.[a,b]	98,332	1,957,299
Orexigen Therapeutics Inc.[a,b]	16,024	46,470
Paratek Pharmaceuticals Inc.[a,b]	55,424	1,335,718
Pernix Therapeutics Holdings Inc.[a,b]	21,962	88,287
PLx Pharma Inc.[a]	1,836	11,291
ProPhase Labs Inc.[a]	40,268	84,160
Pulmatrix Inc.[a,b]	29,910	72,083
Reata Pharmaceuticals Inc. Series Aa,b	20,712	655,328
Revance Therapeutics Inc.[a,b]	52,794	1,393,762
SciClone Pharmaceuticals Inc.[a]	121,752	1,339,272
SCYNEXIS Inc.[a]	51,384	91,977
Senestech Inc.[a]	8,448	50,181

289

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2017

Security	Shares	Value
Sucampo Pharmaceuticals Inc. Class Aa,b	56,894	$597,387
Teligent Inc.[a,b]	99,425	909,739
Tetraphase Pharmaceuticals Inc.[a]	89,499	638,128
Titan Pharmaceuticals Inc.[a,b]	50,478	95,908
VIVUS Inc.[a]	244,585	298,394
WaVe Life Sciences Ltd.[a]	28,289	526,175
Zogenix Inc.[a,b]	58,418	847,061
Zynerba Pharmaceuticals Inc.[a,b]	26,957	457,460

		27,866,580
PROFESSIONAL SERVICES — 1.55%
Acacia Research Corp.[a]	108,314	444,087
Barrett Business Services Inc.	16,791	961,956
BG Staffing Inc.	19,077	331,558
CBIZ Inc.[a,b]	119,728	1,795,920
CDI Corp.[a]	32,863	192,249
Cogint Inc.[a,b]	48,127	243,041
CRA International Inc.	20,226	734,608
DLH Holdings Corp.[a]	14,741	79,454
Franklin Covey Co.[a,b]	23,483	453,222
GP Strategies Corp.[a]	29,689	783,790
Heidrick & Struggles International Inc.	42,961	934,402
Hill International Inc.[a,b]	83,627	434,860
Hudson Global Inc.	65,937	88,356
Kelly Services Inc. Class A	71,200	1,598,440
Kforce Inc.	54,720	1,072,512
Mastech Digital Inc.[a]	9,620	62,338
Mistras Group Inc.[a,b]	40,665	893,410
Pendrell Corp.[a]	30,812	222,771
RCM Technologies Inc.[a]	21,066	106,383
Resources Connection Inc.	67,068	918,832
root9B Holdings Inc.[a]	10,449	93,519
Volt Information Sciences Inc.[a,b]	30,653	121,079
Willdan Group Inc.[a,b]	18,246	557,415

		13,124,202
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.59%
Altisource Asset Management Corp.[a]	1,709	156,032
Altisource Portfolio Solutions SAa,b	26,074	568,935
American Realty Investors Inc.[a]	6,495	56,636
Consolidated-Tomoka Land Co.[b]	10,171	579,238

Security	Shares	Value
Forestar Group Inc.[a,b]	79,574	$1,364,694
FRP Holdings Inc.[a,b]	15,594	719,663
Griffin Industrial Realty Inc.	4,323	135,613
Maui Land & Pineapple Co. Inc.[a,b]	16,937	343,821
Tejon Ranch Co.[a,b]	35,140	725,290
Trinity Place Holdings Inc.[a]	45,909	326,413

		4,976,335
ROAD & RAIL — 0.54%
ArcBest Corp.	60,336	1,242,922
Celadon Group Inc.[b]	62,205	195,946
Covenant Transportation Group Inc. Class Aa,b	28,248	495,187
Daseke Inc.[a]	48,346	538,091
PAM Transportation Services Inc.[a]	7,123	134,981
Patriot Transportation Holding Inc.[a]	8,534	152,503
Roadrunner Transportation Systems Inc.[a]	72,164	524,632
Universal Logistics Holdings Inc.	19,289	289,335
USA Truck Inc.[a,b]	20,917	181,141
YRC Worldwide Inc.[a,b]	76,803	854,049

		4,608,787
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.01%
Adesto Technologies Corp.[a,b]	25,556	116,280
Aehr Test Systems[a]	43,000	161,250
Alpha & Omega Semiconductor Ltd.[a]	44,206	736,914
Amtech Systems Inc.[a]	25,285	213,405
Atomera Inc.[a,b]	8,486	36,575
Axcelis Technologies Inc.[a,b]	70,952	1,486,444
AXT Inc.[a,b]	87,810	557,594
CEVA Inc.[a,b]	50,297	2,285,999
Cohu Inc.	63,333	996,861
CVD Equipment Corp.[a,b]	16,412	181,681
Cyberoptics Corp.[a,b]	16,970	350,431
DSP Group Inc.[a]	53,501	620,612
Everspin Technologies Inc.[a,b]	16,597	331,608
FormFactor Inc.[a]	168,752	2,092,525
GSI Technology Inc.[a,b]	35,995	282,921
Ichor Holdings Ltd.[a]	27,375	551,880
Impinj Inc.[a,b]	42,389	2,062,225

290

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2017

Security	Shares	Value
Intermolecular Inc.[a]	17,565	$16,335
inTEST Corp.[a]	20,762	139,105
IXYS Corp.	58,630	964,464
Kopin Corp.[a,b]	145,827	541,018
Nanometrics Inc.[a]	56,329	1,424,560
NeoPhotonics Corp.[a,b]	74,752	577,085
NVE Corp.	11,417	879,109
PDF Solutions Inc.[a,b]	65,451	1,076,669
Photronics Inc.[a,b]	155,946	1,465,892
Pixelworks Inc.[a,b]	67,046	307,741
QuickLogic Corp.[a,b]	184,935	270,005
Rudolph Technologies Inc.[a]	73,173	1,672,003
Sigma Designs Inc.[a]	89,099	521,229
Ultra Clean Holdings Inc.[a]	77,212	1,447,725
Xcerra Corp.[a]	125,850	1,229,555

		25,597,700
SOFTWARE — 2.56%
A10 Networks Inc.[a,b]	115,158	971,934
Agilysys Inc.[a,b]	38,481	389,428
American Software Inc./GA Class A	64,543	664,147
Asure Software Inc.[a]	16,708	244,104
Aware Inc./MAa	33,797	174,055
Bsquare Corp.[a]	32,549	182,274
Datawatch Corp.[a]	25,912	240,982
Digiliti Money Group Inc.[a,b]	23,883	75,948
Digimarc Corp.[a,b]	23,870	958,380
Digital Turbine Inc.[a,b]	147,435	151,858
EnerNOC Inc.[a]	65,621	508,563
Everbridge Inc.[a]	39,964	973,523
Evolving Systems Inc.	27,194	140,049
Exa Corp.[a,b]	34,542	476,680
Finjan Holdings Inc.[a]	17,214	56,462
FORM Holdings Corp.[a]	34,041	56,168
GlobalSCAPE Inc.	32,524	172,052
Glu Mobile Inc.[a,b]	242,799	606,997
GSE Systems Inc.[a]	41,467	122,328
Guidance Software Inc.[a,b]	54,474	360,073
Mind CTI Ltd.	54,918	137,295
Mitek Systems Inc.[a,b]	73,363	616,249
MobileIron Inc.[a,b]	128,557	777,770
Model N Inc.[a,b]	55,538	738,655
NetSol Technologies Inc.[a]	28,479	112,492

Security	Shares	Value
Park City Group Inc.[a,b]	33,022	$401,217
PolarityTE Inc.[a,b]	9,848	227,587
PROS Holdings Inc.[a,b]	61,887	1,695,085
QAD Inc. Class A	23,220	744,201
RealNetworks Inc.[a,b]	59,800	258,934
Rosetta Stone Inc.[a,b]	40,782	439,630
Rubicon Project Inc. (The)[a,b]	103,456	531,764
Seachange International Inc.[a]	80,725	214,729
Silver Spring Networks Inc.[a]	97,252	1,097,003
SITO Mobile Ltd.[a,b]	39,755	147,491
Telenav Inc.[a]	72,972	591,073
Top Image Systems Ltd.[a]	7,495	9,144
Upland Software Inc.[a]	17,755	390,432
Varonis Systems Inc.[a]	45,060	1,676,232
VASCO Data Security International Inc.[a]	70,686	1,014,344
VirnetX Holding Corp.[a,b]	119,333	542,965
Workiva Inc.[a,b]	59,091	1,125,684
Zix Corp.[a]	127,370	724,735

		21,740,716
SPECIALTY RETAIL — 2.28%
America’s Car-Mart Inc./TXa,b	18,188	707,513
Barnes & Noble Education Inc.[a,b]	90,684	963,971
Barnes & Noble Inc.	136,446	1,036,989
bebe stores Inc.[a,b]	7,953	47,241
Big 5 Sporting Goods Corp.[b]	47,016	613,559
Boot Barn Holdings Inc.[a,b]	28,946	204,938
Build-A-Bear Workshop Inc.[a,b]	34,203	357,421
Christopher & Banks Corp.[a]	71,014	93,028
Citi Trends Inc.	34,683	735,973
Conn’s Inc.[a,b]	42,771	816,926
Container Store Group Inc. (The)[a,b]	36,779	217,732
Destination Maternity Corp.[a]	27,183	88,073
Destination XL Group Inc.[a,b]	84,121	197,684
DGSE Companies Inc.[a]	32,240	53,841
Francesca’s Holdings Corp.[a]	86,426	945,500
GNC Holdings Inc. Class Ab	156,262	1,317,289
Haverty Furniture Companies Inc.	44,449	1,115,670
Hibbett Sports Inc.[a]	49,801	1,033,371
J. Jill Inc.[a]	26,810	329,495
Kirkland’s Inc.[a]	36,204	372,177

291

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2017

Security	Shares	Value
Lumber Liquidators Holdings Inc.[a,b]	65,777	$1,648,372
MarineMax Inc.[a]	59,474	1,162,717
New York & Co. Inc.[a]	66,799	92,183
Pier 1 Imports Inc.	187,110	971,101
Sears Hometown and Outlet Stores Inc.[a,b]	22,976	62,035
Shoe Carnival Inc.	26,929	562,277
Sportsman’s Warehouse Holdings Inc.[a,b]	85,518	461,797
Stage Stores Inc.	56,205	116,906
Stein Mart Inc.	68,388	115,576
Tandy Leather Factory Inc.[a]	13,908	123,781
Tilly’s Inc. Class A	31,259	317,279
Trans World Entertainment Corp.[a]	16,868	27,832
Vitamin Shoppe Inc.[a]	48,520	565,258
West Marine Inc.	45,440	583,904
Winmark Corp.	5,864	756,163
Zumiez Inc.[a,b]	42,497	524,838

		19,340,410
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.43%
AstroNova Inc.	16,210	212,351
Avid Technology Inc.[a,b]	79,301	417,123
Concurrent Computer Corp.	25,295	170,488
CPI Card Group Inc.	50,156	142,945
Eastman Kodak Co.[a]	38,133	347,010
Immersion Corp.[a,b]	69,484	630,915
Intevac Inc.[a,b]	47,226	524,209
Quantum Corp.[a]	66,099	516,233
TransAct Technologies Inc.	21,464	182,444
USA Technologies Inc.[a,b]	95,886	498,607

		3,642,325
TEXTILES, APPAREL & LUXURY GOODS — 0.97%
Cherokee Inc.[a]	30,986	215,353
Crocs Inc.[a]	170,935	1,317,909
Crown Crafts Inc.	28,972	199,907
Culp Inc.	25,875	840,937
Delta Apparel Inc.[a,b]	17,343	384,668
Iconix Brand Group Inc.[a]	116,755	806,777
Lakeland Industries Inc.[a,b]	19,252	279,154
Mossimo Inc. Escrowa,bc	21,276	—
Movado Group Inc.	35,884	906,071

Security	Shares	Value
Perry Ellis International Inc.[a]	30,832	$599,991
Rocky Brands Inc.	18,312	246,296
Sequential Brands Group Inc.[a,b]	94,041	375,224
Superior Uniform Group Inc.	21,600	482,760
Unifi Inc.[a,b]	36,299	1,118,009
Vera Bradley Inc.[a,b]	46,631	456,051

		8,229,107
THRIFTS & MORTGAGE FINANCE — 3.91%
ASB Bancorp. Inc.[a]	8,784	386,057
Atlantic Coast Financial Corp.[a]	44,266	353,685
Bank Mutual Corp.	110,291	1,009,163
BankFinancial Corp.	43,785	653,272
Bear State Financial Inc.	56,966	538,898
BSB Bancorp. Inc./MAa,b	25,355	741,634
Central Federal Corp.[a]	47,604	99,016
Charter Financial Corp./MD	34,231	616,158
Clifton Bancorp. Inc.	56,680	936,920
Dime Community Bancshares Inc.	78,208	1,532,877
Entegra Financial Corp.[a,b]	16,539	376,262
ESSA Bancorp. Inc.	32,360	476,339
Federal Agricultural Mortgage Corp. Class C	20,671	1,337,414
First Defiance Financial Corp.	25,625	1,349,925
Hingham Institution for Savings	3,899	709,345
Home Bancorp. Inc.	16,919	719,396
HomeStreet Inc.[a]	69,889	1,934,178
HopFed Bancorp. Inc.	22,693	333,814
IMPAC Mortgage Holdings Inc.[a,b]	25,656	388,175
Meridian Bancorp. Inc.	117,615	1,987,693
Meta Financial Group Inc.	21,850	1,944,650
NMI Holdings Inc. Class Aa,b	134,390	1,538,766
OceanFirst Financial Corp.	76,467	2,073,785
Ocwen Financial Corp.[a,b]	243,979	656,304
PCSB Financial Corp.[a,b]	47,278	806,563
Provident Bancorp. Inc.[a]	2,049	46,103
Provident Financial Holdings Inc.	25,688	494,494
Prudential Bancorp. Inc.[b]	27,169	493,389
Randolph Bancorp Inc.[a]	14,732	242,783
Riverview Bancorp. Inc.	59,292	393,699
Security National Financial Corp. Class Aa	22,492	143,949
SI Financial Group Inc.	37,403	602,188
Southern Missouri Bancorp. Inc.	17,654	569,518

292

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2017

Security	Shares	Value
Territorial Bancorp. Inc.	23,928	$746,314
Timberland Bancorp. Inc./WA	20,171	509,721
United Community Financial Corp./OH	126,428	1,050,617
United Financial Bancorp. Inc.	123,735	2,065,137
Walter Investment Management Corp.[a,b]	36,365	34,441
Waterstone Financial Inc.	65,703	1,238,502
Westbury Bancorp. Inc.[a]	15,591	317,433
Western New England Bancorp Inc.	76,150	772,923

		33,221,500
TOBACCO — 0.10%
22nd Century Group Inc.[a]	191,935	335,886
Alliance One International Inc.[a,b]	20,072	289,037
Turning Point Brands Inc.[a]	13,422	205,894

		830,817
TRADING COMPANIES & DISTRIBUTORS — 0.66%
BlueLinx Holdings Inc.[a]	11,557	126,087
CAI International Inc.[a,b]	36,217	854,721
DXP Enterprises Inc./TXa,b	36,734	1,267,323
EnviroStar Inc.[b]	8,723	235,957
Foundation Building Materials Inc.[a]	30,942	397,914
General Finance Corp.[a,b]	26,177	134,812
Houston Wire & Cable Co.	43,000	225,750
Huttig Building Products Inc.[a,b]	58,573	410,597
Lawson Products Inc./DEa	16,369	362,573
Neff Corp.[a]	19,578	371,982
Titan Machinery Inc.[a,b]	43,381	779,991
Transcat Inc.[a]	15,035	182,675
Willis Lease Finance Corp.[a,b]	9,400	251,262

		5,601,644
TRANSPORTATION INFRASTRUCTURE — 0.00%
Sino-Global Shipping America Ltd.[a,b]	12,251	34,670

		34,670
WATER UTILITIES — 0.81%
AquaVenture Holdings Ltd.[a,b]	28,214	429,699
Artesian Resources Corp. Class A	19,187	722,199
Cadiz Inc.[a,b]	51,349	693,211
Connecticut Water Service Inc.	26,112	1,449,477
Consolidated Water Co. Ltd.	36,842	456,841

Security	Shares	Value
Global Water Resources Inc.[b]	29,629	$293,327
Middlesex Water Co.	37,030	1,466,388
Pure Cycle Corp.[a,b]	45,232	350,548
York Water Co. (The)	30,293	1,055,711

		6,917,401
WIRELESS TELECOMMUNICATION SERVICES — 0.25%
Boingo Wireless Inc.[a,b]	85,940	1,285,662
Spok Holdings Inc.	48,484	858,167

		2,143,829

TOTAL COMMON STOCKS
(Cost: $819,434,896)		847,310,768

WARRANTS — 0.00%

ENERGY EQUIPMENT & SERVICES — 0.00%
Basic Energy Services Inc. (Expires 12/23/23)[a,b]	4,203	12,399

		12,399
OIL, GAS & CONSUMABLE FUELS — 0.00%
Bonanza Creek Energy Inc. (Expires 04/28/20)[a,b]	3,787	5,302

		5,302

TOTAL WARRANTS (Cost: $0)		17,701

SHORT-TERM INVESTMENTS — 21.29%

MONEY MARKET FUNDS — 21.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[d,e,f]	180,007,207	180,061,210
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[d,e]	812,673	812,673

		180,873,883

TOTAL SHORT-TERM INVESTMENTS
(Cost: $180,838,415)		180,873,883

293

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 121.01%
(Cost: $1,000,273,311)[g]	$1,028,202,352
Other Assets, Less Liabilities — (21.01)%	(178,520,585)

NET ASSETS — 100.00%	$849,681,767

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $1,018,038,787. Net unrealized appreciation was $10,163,565, of which $161,277,370 represented gross unrealized appreciation on securities and $151,113,805 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of June 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	23	Sep. 2017	ICE Markets Equity	$1,620,262	$1,626,445	$6,183

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$846,663,313	$647,010	$445	$847,310,768
Warrants	17,701	—	—	17,701
Money market funds	180,873,883	—	—	180,873,883

Total	$1,027,554,897	$647,010	$445	$1,028,202,352

Derivative financial instruments[a]:
Assets:
Futures contracts	$6,183	$—	$—	$6,183

Total	$6,183	$—	$—	$6,183

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

294

Schedule of Investments (Unaudited)

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 98.06%

DIVERSIFIED REITS — 2.28%
iStar Inc.[a,b]	2,240,211	$26,972,141
RAIT Financial Trust[a]	2,094,612	4,587,200

		31,559,341
MORTGAGE REITS — 95.27%
AG Mortgage Investment Trust Inc.[a]	684,464	12,525,691
AGNC Investment Corp.[a]	6,470,140	137,749,281
Annaly Capital Management Inc.[a]	18,509,492	223,039,379
Anworth Mortgage Asset Corp.[a]	2,701,599	16,236,610
Apollo Commercial Real Estate Finance Inc.[a]	3,294,937	61,121,081
Ares Commercial Real Estate Corp.	891,698	11,672,327
ARMOUR Residential REIT Inc.[a]	1,169,632	29,240,800
Blackstone Mortgage Trust Inc. Class Aa	1,989,747	62,876,005
Capstead Mortgage Corp.[a]	2,920,860	30,464,570
Cherry Hill Mortgage Investment Corp.[a]	405,123	7,482,622
Chimera Investment Corp.[a]	3,284,418	61,188,707
CYS Investments Inc.[a]	4,826,560	40,591,370
Dynex Capital Inc.[a]	1,545,310	10,971,701
Ellington Residential Mortgage REIT	306,639	4,495,328
Great Ajax Corp.	542,483	7,583,912
Hannon Armstrong Sustainable Infrastructure Capital Inc.[a]	1,575,819	36,038,980
Invesco Mortgage Capital Inc.	3,564,010	59,554,607
Ladder Capital Corp.[a]	2,266,681	30,396,192
MFA Financial Inc.[a]	7,455,198	62,549,111
MTGE Investment Corp.[a]	1,455,201	27,357,779
New Residential Investment Corp.[a]	5,603,188	87,185,605
New York Mortgage Trust Inc.[a]	3,348,439	20,827,291
Orchid Island Capital Inc.[a]	1,068,874	10,539,098
PennyMac Mortgage Investment Trust[c]	1,687,500	30,864,375
Redwood Trust Inc.[a]	2,440,131	41,579,832

Security	Shares	Value
Resource Capital Corp.[a]	915,420	$9,309,821
Starwood Property Trust Inc.[a]	4,649,945	104,112,269
Sutherland Asset Management Corp.	577,866	8,581,310
Two Harbors Investment Corp.[a]	6,342,673	62,855,889
Western Asset Mortgage Capital Corp.[a]	1,135,022	11,690,727

		1,320,682,270
SPECIALIZED REITS — 0.51%
Jernigan Capital Inc.[a]	322,142	7,087,124

		7,087,124

TOTAL COMMON STOCKS (Cost: $1,283,787,238)		1,359,328,735

SHORT-TERM INVESTMENTS — 14.26%

MONEY MARKET FUNDS — 14.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%d,ef	196,492,735	196,551,682
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[d,e]	1,054,487	1,054,487

		197,606,169

TOTAL SHORT-TERM INVESTMENTS (Cost: $197,601,887)		197,606,169

TOTAL INVESTMENTS IN SECURITIES — 112.32% (Cost: $1,481,389,125)[g]		1,556,934,904
Other Assets, Less Liabilities — (12.32)%		(170,760,028)

NET ASSETS — 100.00%		$1,386,174,876

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $1,597,092,910. Net unrealized depreciation was $40,158,006, of which $94,673,800 represented gross unrealized appreciation on securities and $134,831,806 represented gross unrealized depreciation on securities.

295

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

June 30, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PennyMac Mortgage Investment Trust	1,582,374	105,126	—	1,687,500	$30,864,375	$793,125	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,359,328,735	$—	$—	$1,359,328,735
Money market funds	197,606,169	—	—	197,606,169

Total	$1,556,934,904	$—	$—	$1,556,934,904

296

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.97%

BIOTECHNOLOGY — 82.47%
ACADIA Pharmaceuticals Inc.[a,b]	1,766,692	$49,273,040
Acceleron Pharma Inc.[a,b]	558,983	16,987,493
Achillion Pharmaceuticals Inc.[a,b]	1,979,163	9,084,358
Acorda Therapeutics Inc.[a,b]	675,392	13,305,222
Adamas Pharmaceuticals Inc.[a,b]	323,637	5,660,411
Aduro Biotech Inc.[a,b]	1,012,042	11,537,279
Agios Pharmaceuticals Inc.[a,b]	697,807	35,902,170
Aimmune Therapeutics Inc.[a,b]	728,738	14,982,853
Akebia Therapeutics Inc.[a,b]	562,551	8,083,858
Alder Biopharmaceuticals Inc.[a,b]	729,745	8,355,580
Alexion Pharmaceuticals Inc.[a]	3,250,590	395,499,285
Alkermes PLC[a]	2,217,529	128,550,156
Alnylam Pharmaceuticals Inc.[a,b]	1,320,037	105,286,151
AMAG Pharmaceuticals Inc.[a,b]	506,952	9,327,917
Amarin Corp. PLC ADR[a,b]	3,813,679	15,369,126
Amgen Inc.	4,527,713	779,808,010
Amicus Therapeutics Inc.[a,b]	2,068,774	20,832,554
Aquinox Pharmaceuticals Inc.[a,b]	339,036	4,770,237
Ardelyx Inc.[a,b]	683,650	3,486,615
Arena Pharmaceuticals Inc.[a,b]	459,752	7,756,016
Array BioPharma Inc.[a,b]	2,472,452	20,694,423
Arrowhead Pharmaceuticals Inc.[a,b]	1,090,714	1,766,957
Atara Biotherapeutics Inc.[a,b]	421,369	5,899,166
Audentes Therapeutics Inc.[a]	401,658	7,683,718
Avexis Inc.[a,b]	402,332	33,055,597
BeiGene Ltd. ADR[a,b]	285,326	12,839,670
Bellicum Pharmaceuticals Inc.[a,b]	480,483	5,612,041
BioCryst Pharmaceuticals Inc.[a,b]	1,164,156	6,472,707
Biogen Inc.[a]	2,836,825	769,800,832
BioMarin Pharmaceutical Inc.[a,b]	2,525,818	229,394,791
Bluebird Bio Inc.[a,b]	592,758	62,269,228

Security	Shares	Value
Blueprint Medicines Corp.[a,b]	564,820	$28,619,429
Celgene Corp.[a]	6,143,536	797,861,020
Celldex Therapeutics Inc.[a,b]	1,816,824	4,487,555
ChemoCentryx Inc.[a,b]	697,337	6,527,074
China Biologic Products Inc.[a]	393,743	44,532,333
Clovis Oncology Inc.[a,b]	648,101	60,681,697
Coherus Biosciences Inc.[a,b]	742,410	10,653,584
Curis Inc.[a,b]	2,109,701	3,987,335
Cytokinetics Inc.[a,b]	652,579	7,896,206
DBV Technologies SA ADR[a,b]	352,942	12,603,559
Eagle Pharmaceuticals Inc./DEa	221,419	17,467,745
Editas Medicine Inc.[a,b]	598,564	10,043,904
Enanta Pharmaceuticals Inc.[a,b]	276,216	9,938,252
Epizyme Inc.[a,b]	844,745	12,755,650
Esperion Therapeutics Inc.[a,b]	327,013	15,134,162
Exelixis Inc.[a,b]	4,234,295	104,290,686
FibroGen Inc.[a,b]	1,012,506	32,703,944
Five Prime Therapeutics Inc.[a,b]	416,664	12,545,753
Flexion Therapeutics Inc.[a,b]	459,693	9,294,992
Foundation Medicine Inc.[a,b]	515,970	20,509,807
Genomic Health Inc.[a,b]	496,771	16,169,896
Geron Corp.[a,b]	2,304,196	6,382,623
Gilead Sciences Inc.	10,831,915	766,682,944
Global Blood Therapeutics Inc.[a,b]	631,334	17,266,985
Grifols SA ADR[b]	2,103,864	44,454,646
Halozyme Therapeutics Inc.[a,b]	2,045,716	26,226,079
Immunomedics Inc.[a,b]	1,595,020	14,084,027
Incyte Corp.[a]	2,717,382	342,145,568
Inovio Pharmaceuticals Inc.[a,b]	1,080,289	8,469,466
Insmed Inc.[a,b]	899,907	15,442,404
Insys Therapeutics Inc.[a,b]	1,044,062	13,207,384
Intellia Therapeutics Inc.[a,b]	521,558	8,344,928
Intercept Pharmaceuticals Inc.[a,b]	362,042	43,832,425
Ionis Pharmaceuticals Inc.[a,b]	1,794,466	91,284,485
Iovance Biotherapeutics Inc.[a,b]	902,557	6,633,794
Ironwood Pharmaceuticals Inc.[a,b]	1,940,628	36,639,057
Juno Therapeutics Inc.[a,b]	1,535,859	45,906,826

297

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

June 30, 2017

Security	Shares	Value
Karyopharm Therapeutics Inc.[a,b]	681,515	$6,167,711
Kite Pharma Inc.[a,b]	818,549	84,858,975
Lexicon Pharmaceuticals Inc.[a,b]	1,523,345	25,059,025
Ligand Pharmaceuticals Inc.[a,b]	303,905	36,894,067
Loxo Oncology Inc.[a,b]	378,570	30,357,528
MacroGenics Inc.[a,b]	506,842	8,874,803
MediciNova Inc.[a,b]	500,015	2,630,079
Merrimack Pharmaceuticals Inc.[b]	1,945,289	2,412,158
Minerva Neurosciences Inc.[a,b]	525,208	4,648,091
Momenta Pharmaceuticals Inc.[a,b]	1,071,036	18,100,508
Myriad Genetics Inc.[a,b]	986,071	25,480,075
NantKwest Inc.[a,b]	1,189,279	9,026,628
Neurocrine Biosciences Inc.[a,b]	1,274,955	58,647,930
NewLink Genetics Corp.[a,b]	418,782	3,078,048
Novavax Inc.[a,b]	4,069,894	4,680,378
OncoMed Pharmaceuticals Inc.[a,b]	556,743	1,853,954
Ophthotech Corp.[a,b]	535,899	1,371,901
OPKO Health Inc.[a,b]	8,097,458	53,281,274
Organovo Holdings Inc.[a,b]	1,511,431	3,975,064
Otonomy Inc.[a,b]	437,986	8,256,036
PDL BioPharma Inc.	2,330,341	5,755,942
Portola Pharmaceuticals Inc.[a,b]	825,403	46,362,887
Progenics Pharmaceuticals Inc.[a,b]	1,016,535	6,902,273
Prothena Corp. PLC[a,b]	550,335	29,784,130
PTC Therapeutics Inc.[a,b]	597,018	10,943,340
Radius Health Inc.[a,b]	627,891	28,399,510
Regeneron Pharmaceuticals Inc.[a]	1,469,525	721,742,508
REGENXBIO Inc.[a,b]	446,099	8,810,455
Repligen Corp.[a,b]	493,345	20,444,217
Retrophin Inc.[a,b]	552,575	10,714,429
Rigel Pharmaceuticals Inc.[a,b]	1,772,300	4,838,379
Sage Therapeutics Inc.[a,b]	540,634	43,056,092
Sangamo Therapeutics Inc.[a,b]	1,041,392	9,164,250
Sarepta Therapeutics Inc.[a,b]	795,480	26,815,631
Seattle Genetics Inc.[a,b]	2,065,922	106,890,804
Seres Therapeutics Inc.[a,b]	584,668	6,606,748

Security	Shares	Value
Shire PLC ADR[b]	1,133,921	$187,403,124
Spark Therapeutics Inc.[a,b]	450,566	26,916,813
Spectrum Pharmaceuticals Inc.[a,b]	1,164,038	8,672,083
Synergy Pharmaceuticals Inc.[a,b]	3,256,269	14,490,397
TESARO Inc.[a,b]	779,737	109,054,017
Trevena Inc.[a,b]	832,641	1,915,074
Ultragenyx Pharmaceutical Inc.[a,b]	612,483	38,041,319
United Therapeutics Corp.[a]	652,237	84,614,706
Vanda Pharmaceuticals Inc.[a]	644,923	10,512,245
Versartis Inc.[a,b]	509,646	8,893,323
Vertex Pharmaceuticals Inc.[a]	2,843,390	366,427,669
XBiotech Inc.[a,b]	510,833	2,400,915
Xencor Inc.[a,b]	676,024	14,270,867

		7,875,554,065
HEALTH CARE EQUIPMENT & SUPPLIES — 0.27%
Cerus Corp.[a,b]	1,514,111	3,800,419
Novocure Ltd.[a,b]	1,275,991	22,074,644

		25,875,063
HEALTH CARE TECHNOLOGY — 0.08%
NantHealth Inc.[a,b]	1,761,205	7,449,897

		7,449,897
LIFE SCIENCES TOOLS & SERVICES — 7.03%
Albany Molecular Research Inc.[a]	621,471	13,485,921
Bio-Techne Corp.	540,404	63,497,470
Compugen Ltd.[a,b]	739,907	2,811,647
Illumina Inc.[a,b]	1,981,534	343,835,780
INC Research Holdings Inc. Class Aa,b	783,160	45,814,860
Luminex Corp.[b]	635,841	13,428,962
NanoString Technologies Inc.[a,b]	314,789	5,206,610
Pacific Biosciences of California Inc.[a,b]	1,354,175	4,820,863
PRA Health Sciences Inc.[a]	904,311	67,832,368
QIAGEN NV	3,295,506	110,498,316

		671,232,797
PHARMACEUTICALS — 10.12%
Aerie Pharmaceuticals Inc.[a,b]	507,072	26,646,634
Akorn Inc.[a,b]	1,803,012	60,473,022

298

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

June 30, 2017

Security	Shares	Value
Amphastar Pharmaceuticals Inc.[a,b]	662,095	$11,825,017
ANI Pharmaceuticals Inc.[a,b]	168,429	7,882,477
Aralez Pharmaceuticals Inc.[a,b]	987,218	1,332,744
Aratana Therapeutics Inc.[a,b]	613,195	4,433,400
Avadel Pharmaceuticals PLC ADR[a]	524,438	5,784,551
Cempra Inc.[a,b]	760,031	3,496,143
Clearside Biomedical Inc.[a,b]	365,231	3,327,254
Collegium Pharmaceutical Inc.[a,b]	429,441	5,372,307
Depomed Inc.[a,b]	902,426	9,692,055
Dermira Inc.[a,b]	601,059	17,514,859
Endo International PLC[a]	3,229,683	36,075,559
Foamix Pharmaceuticals Ltd.[a,b]	535,403	2,484,270
GW Pharmaceuticals PLC ADR[a,b]	338,988	33,983,547
Horizon Pharma PLC[a,b]	2,355,348	27,957,981
Impax Laboratories Inc.[a,b]	1,066,865	17,176,527
Innoviva Inc.[a]	1,582,990	20,262,272
Intra-Cellular Therapies Inc.[a,b]	628,514	7,806,144
Jazz Pharmaceuticals PLC[a,b]	868,975	135,125,612
Medicines Co. (The)[a,b]	1,044,666	39,707,755
Mylan NVa	7,758,631	301,190,055
Nektar Therapeutics[a,b]	2,245,887	43,907,091
Omeros Corp.[a,b]	638,421	12,707,770
Pacira Pharmaceuticals Inc./DEa,b	580,371	27,683,697
Paratek Pharmaceuticals Inc.[a,b]	398,369	9,600,693
Revance Therapeutics Inc.[a,b]	435,644	11,501,002
Sucampo Pharmaceuticals Inc. Class Aa,b	672,614	7,062,447
Supernus Pharmaceuticals Inc.[a,b]	727,892	31,372,145
Teligent Inc.[a,b]	770,496	7,050,038
Theravance Biopharma Inc.[a,b]	772,225	30,765,444
Zogenix Inc.[a,b]	359,184	5,208,168

		966,408,680

TOTAL COMMON STOCKS
(Cost: $10,826,716,424)		9,546,520,502

Security	Shares	Value
SHORT-TERM INVESTMENTS — 15.68%

MONEY MARKET FUNDS — 15.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	1,492,459,139	$1,492,906,877
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	5,113,346	5,113,346

		1,498,020,223

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,497,759,365)		1,498,020,223

TOTAL INVESTMENTS IN SECURITIES — 115.65%
(Cost: $12,324,475,789)[f]		11,044,540,725
Other Assets, Less Liabilities — (15.65)%		(1,494,966,114)

NET ASSETS — 100.00%		$9,549,574,611

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $12,511,869,852. Net unrealized depreciation was $1,467,329,127, of which $354,208,522 represented gross unrealized appreciation on securities and $1,821,537,649 represented gross unrealized depreciation on securities.

299

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

June 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$9,546,520,502	$—	$—	$9,546,520,502
Money market funds	1,498,020,223	—	—	1,498,020,223

Total	$11,044,540,725	$—	$—	$11,044,540,725

300

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.89%

CONSTRUCTION MATERIALS — 2.36%
Eagle Materials Inc.[a]	27,374	$2,529,905
Martin Marietta Materials Inc.	35,364	7,871,319
Summit Materials Inc. Class Ab	59,973	1,731,421
Vulcan Materials Co.	74,621	9,452,988

		21,585,633
CONTAINERS & PACKAGING — 7.51%
AptarGroup Inc.	35,250	3,061,815
Avery Dennison Corp.	49,970	4,415,849
Ball Corp.	197,691	8,344,537
Bemis Co. Inc.	51,856	2,398,340
Berry Global Group Inc.[b]	73,121	4,168,628
Crown Holdings Inc.[b]	76,790	4,581,291
Graphic Packaging Holding Co.	175,905	2,423,971
Greif Inc. Class A NVS	14,461	806,635
International Paper Co.	233,139	13,197,999
Owens-Illinois Inc.[b]	91,739	2,194,397
Packaging Corp. of America	53,192	5,925,057
Sealed Air Corp.	110,498	4,945,890
Silgan Holdings Inc.	42,344	1,345,692
Sonoco Products Co.	56,058	2,882,502
WestRock Co.	141,728	8,030,309

		68,722,912
ENERGY EQUIPMENT & SERVICES — 13.33%
Baker Hughes Inc.	240,190	13,092,757
Core Laboratories NV	24,906	2,522,231
Diamond Offshore Drilling Inc.[a,b]	36,374	393,930
Dril-Quip Inc.[b]	21,304	1,039,635
Ensco PLC Class A	170,432	879,429
Forum Energy Technologies Inc.[a,b]	40,480	631,488
Frank’s International NV	26,581	220,357
Halliburton Co.	489,965	20,926,405
Helmerich & Payne Inc.	61,245	3,328,053
Nabors Industries Ltd.	160,499	1,306,462
National Oilwell Varco Inc.	214,493	7,065,399
Oceaneering International Inc.	55,405	1,265,450
Oil States International Inc.[a,b]	28,970	786,536

Security	Shares	Value
Patterson-UTI Energy Inc.	93,296	$1,883,646
Rowan Companies PLC Class Ab	70,862	725,627
RPC Inc.	32,819	663,272
Schlumberger Ltd.	784,560	51,655,430
Superior Energy Services Inc.[a,b]	85,938	896,333
TechnipFMC PLC[b]	263,348	7,163,066
Transocean Ltd.[b]	220,551	1,815,135
U.S. Silica Holdings Inc.	40,952	1,453,387
Weatherford International PLC[a,b]	556,598	2,154,034

		121,868,062
METALS & MINING — 8.29%
Agnico Eagle Mines Ltd.[a]	130,425	5,884,776
Alcoa Corp.	83,208	2,716,741
B2Gold Corp.[b]	548,235	1,540,540
Barrick Gold Corp.[a]	658,248	10,472,726
Compass Minerals International Inc.	19,084	1,246,185
Eldorado Gold Corp.	401,918	1,061,063
Franco-Nevada Corp.[a]	100,860	7,278,058
Freeport-McMoRan Inc.[b]	751,580	9,026,476
Goldcorp Inc.[a]	483,053	6,236,214
Kinross Gold Corp.[b]	703,990	2,865,239
New Gold Inc.[b]	324,688	1,032,508
Newmont Mining Corp.	301,087	9,752,208
Pan American Silver Corp.[a]	86,191	1,449,733
Royal Gold Inc.	36,893	2,883,926
Tahoe Resources Inc.	175,867	1,515,974
Teck Resources Ltd. Class Ba	263,686	4,569,678
Wheaton Precious Metals Corp.[a]	249,451	4,961,580
Yamana Gold Inc.[a]	532,888	1,294,918

		75,788,543
OIL, GAS & CONSUMABLE FUELS — 67.85%
Anadarko Petroleum Corp.	316,392	14,345,213
Antero Resources Corp.[b]	81,611	1,763,614
Apache Corp.	214,710	10,291,050
Cabot Oil & Gas Corp.	262,855	6,592,403
Callon Petroleum Co.[a,b]	113,436	1,203,556
Cameco Corp.	223,482	2,033,686
Canadian Natural Resources Ltd.	610,442	17,605,147

301

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

June 30, 2017

Security	Shares	Value
Carrizo Oil & Gas Inc.[a,b]	43,197	$752,492
Cenovus Energy Inc.	575,834	4,243,897
Centennial Resource Development Inc./DE Class Ab	67,558	1,068,768
Cheniere Energy Inc.[a,b]	134,256	6,539,610
Chesapeake Energy Corp.[a,b]	430,697	2,140,564
Chevron Corp.	652,162	68,040,061
Cimarex Energy Co.	53,670	5,045,517
Concho Resources Inc.[b]	83,659	10,167,078
ConocoPhillips	698,455	30,704,082
CONSOL Energy Inc.[b]	99,456	1,485,873
Continental Resources Inc./OKa,b	48,580	1,570,591
Crescent Point Energy Corp.	307,528	2,352,589
CVR Energy Inc.[a]	8,576	186,614
Devon Energy Corp.	296,735	9,486,618
Diamondback Energy Inc.[a,b]	55,371	4,917,498
Enbridge Inc. New	925,255	36,834,402
Encana Corp.[a]	549,469	4,835,327
Energen Corp.[b]	54,746	2,702,810
EOG Resources Inc.	325,951	29,505,085
EQT Corp.	97,810	5,730,688
Extraction Oil & Gas Inc.[b]	22,828	307,037
Exxon Mobil Corp.	841,291	67,917,422
Gulfport Energy Corp.[b]	89,372	1,318,237
Hess Corp.	152,583	6,693,816
HollyFrontier Corp.	100,142	2,750,901
Kinder Morgan Inc./DE	1,084,061	20,770,609
Kosmos Energy Ltd.[a,b]	128,055	820,833
Laredo Petroleum Inc.[a,b]	79,410	835,393
Marathon Oil Corp.	479,943	5,687,325
Marathon Petroleum Corp.	292,902	15,327,562
Matador Resources Co.[a,b]	52,536	1,122,694
Murphy Oil Corp.	91,581	2,347,221
Newfield Exploration Co.[a,b]	112,474	3,201,010
Noble Energy Inc.	257,019	7,273,638
Oasis Petroleum Inc.[a,b]	133,943	1,078,241
Occidental Petroleum Corp.	431,666	25,843,843
ONEOK Inc.	214,451	11,185,764
Parsley Energy Inc. Class Aa,b	128,043	3,553,193
PBF Energy Inc. Class A	61,588	1,370,949
PDC Energy Inc.[a,b]	31,422	1,354,602
Pembina Pipeline Corp.	226,442	7,499,759

Security	Shares	Value
Phillips 66	247,700	$20,482,313
Pioneer Natural Resources Co.[a]	96,023	15,323,350
QEP Resources Inc.[b]	135,570	1,369,257
Range Resources Corp.[a]	106,248	2,461,766
Rice Energy Inc.[b]	102,701	2,734,928
RSP Permian Inc.[b]	61,784	1,993,770
SemGroup Corp. Class A	29,782	804,114
SM Energy Co.[a]	55,174	912,026
Southwestern Energy Co.[a,b]	285,117	1,733,511
Suncor Energy Inc.	942,608	27,524,154
Targa Resources Corp.	121,667	5,499,348
Tesoro Corp.	85,302	7,984,267
TransCanada Corp.	491,685	23,438,624
Valero Energy Corp.	252,526	17,035,404
Vermilion Energy Inc.	68,027	2,158,497
Whiting Petroleum Corp.[a,b]	156,757	863,731
Williams Companies Inc. (The)	466,450	14,124,106
World Fuel Services Corp.	38,862	1,494,244
WPX Energy Inc.[b]	224,504	2,168,709

		620,511,001
PAPER & FOREST PRODUCTS — 0.55%
Domtar Corp.	35,128	1,349,618
KapStone Paper and Packaging Corp.	49,315	1,017,369
Louisiana-Pacific Corp.[b]	81,609	1,967,593
Norbord Inc.	22,759	708,715

		5,043,295

TOTAL COMMON STOCKS
(Cost: $1,249,385,135)		913,519,446

SHORT-TERM INVESTMENTS — 5.86%

MONEY MARKET FUNDS — 5.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	53,308,889	53,324,881

302

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

June 30, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	298,229	$298,229

		53,623,110

TOTAL SHORT-TERM INVESTMENTS
(Cost: $53,619,553)		53,623,110

TOTAL INVESTMENTS IN SECURITIES — 105.75%
(Cost: $1,303,004,688)[f]		967,142,556
Other Assets, Less Liabilities — (5.75)%		(52,572,600)

NET ASSETS — 100.00%		$914,569,956

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,339,272,026. Net unrealized depreciation was $372,129,470, of which $30,153,071 represented gross unrealized appreciation on securities and $402,282,541 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$913,519,446	$—	$—	$913,519,446
Money market funds	53,623,110	—	—	53,623,110

Total	$967,142,556	$—	$—	$967,142,556

303

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.95%

COMMUNICATIONS EQUIPMENT — 4.99%
Acacia Communications Inc.[a,b]	3,121	$129,428
ADTRAN Inc.	10,263	211,931
Arista Networks Inc.[a,b]	9,227	1,382,112
ARRIS International PLC[a]	40,809	1,143,468
Brocade Communications Systems Inc.	89,052	1,122,946
Ciena Corp.[a]	30,788	770,316
Cisco Systems Inc.	1,084,228	33,936,336
CommScope Holding Co. Inc.[a]	41,930	1,594,598
EchoStar Corp. Class Aa,b	10,382	630,187
F5 Networks Inc.[a]	14,052	1,785,447
Finisar Corp.[a]	24,308	631,522
Harris Corp.	26,477	2,888,111
Infinera Corp.[a,b]	31,523	336,351
InterDigital Inc./PA	7,548	583,460
Juniper Networks Inc.	82,982	2,313,538
Lumentum Holdings Inc.[a]	12,143	692,758
Motorola Solutions Inc.	35,502	3,079,444
NETGEAR Inc.[a]	7,031	303,036
NetScout Systems Inc.[a]	19,799	681,086
Oclaro Inc.[a,b]	27,956	261,109
Palo Alto Networks Inc.[a]	19,988	2,674,594
Plantronics Inc.	7,262	379,875
Ubiquiti Networks Inc.[a,b]	5,450	283,237
ViaSat Inc.[a,b]	11,540	763,948
Viavi Solutions Inc.[a]	49,232	518,413

		59,097,251
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.78%
Amphenol Corp. Class A	66,209	4,887,548
Anixter International Inc.[a]	6,190	484,058
Arrow Electronics Inc.[a]	19,294	1,513,035
Avnet Inc.	27,145	1,055,398
AVX Corp.	9,534	155,786
Belden Inc.	9,209	694,635
Benchmark Electronics Inc.[a]	10,821	349,518
CDW Corp./DE	34,116	2,133,274
Celestica Inc.[a]	27,068	367,583
Cognex Corp.	18,817	1,597,563
Coherent Inc.[a,b]	5,348	1,203,247
Corning Inc.	199,447	5,993,382

Security	Shares	Value
Dolby Laboratories Inc. Class A	12,656	$619,638
Fabrinet[a]	8,129	346,783
Fitbit Inc. Class Aa,b	32,323	171,635
FLIR Systems Inc.	29,701	1,029,437
II-VI Inc.[a]	11,876	407,347
Insight Enterprises Inc.[a]	7,764	310,482
IPG Photonics Corp.[a,b]	8,161	1,184,161
Itron Inc.[a]	7,352	498,098
Jabil Inc.	39,328	1,147,984
Keysight Technologies Inc.[a]	40,112	1,561,560
Knowles Corp.[a,b]	19,602	331,666
Littelfuse Inc.	4,930	813,450
Methode Electronics Inc.	7,849	323,379
National Instruments Corp.	23,094	928,841
OSI Systems Inc.[a]	3,773	283,541
Plexus Corp.[a]	7,219	379,503
Rogers Corp.[a]	3,937	427,637
Sanmina Corp.[a]	16,404	624,992
SYNNEX Corp.	6,354	762,226
TE Connectivity Ltd.	76,949	6,054,347
Tech Data Corp.[a]	7,478	755,278
Trimble Inc.[a]	54,923	1,959,103
TTM Technologies Inc.[a]	18,560	322,202
Universal Display Corp.[b]	9,703	1,060,053
VeriFone Systems Inc.[a,b]	23,985	434,129
Vishay Intertechnology Inc.	28,764	477,482
Zebra Technologies Corp. Class Aa	11,460	1,151,959

		44,801,940
INTERNET & DIRECT MARKETING RETAIL — 10.79%
Amazon.com Inc.[a]	86,025	83,272,200
Etsy Inc.[a]	21,212	318,180
Expedia Inc.	26,322	3,920,662
Groupon Inc.[a,b]	84,369	323,977
HSN Inc.	6,747	215,229
Liberty Expedia Holdings Inc. Class Aa	11,699	631,980
Liberty Interactive Corp. QVC Group Series Aa,b	86,832	2,130,857
Liberty TripAdvisor Holdings Inc. Class Aa	15,908	184,533
Liberty Ventures Series Aa	17,666	923,755

304

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

June 30, 2017

Security	Shares	Value
Netflix Inc.[a]	93,460	$13,963,859
NutriSystem Inc.	6,494	338,013
Priceline Group Inc. (The)[a]	10,662	19,943,484
Shutterfly Inc.[a]	7,263	344,992
TripAdvisor Inc.[a]	23,885	912,407
Wayfair Inc. Class Aa	6,851	526,705

		127,950,833
INTERNET SOFTWARE & SERVICES — 17.11%
2U Inc.[a]	9,087	426,362
Akamai Technologies Inc.[a]	37,544	1,870,067
Alarm.com Holdings Inc.[a,b]	2,817	106,004
Alphabet Inc. Class Aa	52,807	49,093,612
Alphabet Inc. Class Ca	52,942	48,109,984
Bankrate Inc.[a]	9,635	123,810
Box Inc. Class Aa	15,578	284,143
Cars.com Inc.[a]	15,544	413,937
Cornerstone OnDemand Inc.[a]	10,904	389,818
CoStar Group Inc.[a]	7,113	1,874,987
Coupa Software Inc.[a]	6,619	191,819
eBay Inc.[a]	218,261	7,621,674
Endurance International Group Holdings Inc.[a]	13,470	112,474
Envestnet Inc.[a]	9,605	380,358
Facebook Inc. Class Aa	512,561	77,386,460
GoDaddy Inc. Class Aa,b	10,585	449,016
Gogo Inc.[a,b]	11,710	135,016
GrubHub Inc.[a,b]	18,728	816,541
IAC/InterActiveCorp[a]	15,784	1,629,540
j2 Global Inc.	10,471	890,977
LogMeIn Inc.	11,441	1,195,584
New Relic Inc.[a]	7,007	301,371
NIC Inc.	13,729	260,164
Pandora Media Inc.[a,b]	52,201	465,633
Q2 Holdings Inc.[a]	5,959	220,185
Shutterstock Inc.[a]	3,993	176,011
Stamps.com Inc.[a,b]	3,435	531,996
TrueCar Inc.[a]	15,130	301,541
Twilio Inc. Class Aa,b	5,496	159,988
Twitter Inc.[a,b]	133,325	2,382,518
VeriSign Inc.[a,b]	19,099	1,775,443
Web.com Group Inc.[a,b]	11,173	282,677
WebMD Health Corp.[a]	8,176	479,522
Yelp Inc.[a,b]	13,476	404,549

Security	Shares	Value
Zillow Group Inc. Class Aa	10,108	$493,675
Zillow Group Inc. Class Ca,b	23,325	1,143,158

		202,880,614
IT SERVICES — 17.05%
Accenture PLC Class A	134,461	16,630,137
Acxiom Corp.[a]	16,902	439,114
Alliance Data Systems Corp.	12,091	3,103,639
Automatic Data Processing Inc.	97,017	9,940,362
Black Knight Financial Services Inc. Class Aa,b	5,931	242,874
Blackhawk Network Holdings Inc.[a,b]	12,233	533,359
Booz Allen Hamilton Holding Corp.	32,169	1,046,779
Broadridge Financial Solutions Inc.	25,558	1,931,162
CACI International Inc. Class Aa	5,249	656,387
Cardtronics PLC Class Aa	9,846	323,540
CGI Group Inc. Class Aa	57,191	2,920,744
Cognizant Technology Solutions Corp. Class A	127,720	8,480,608
Conduent Inc.[a]	38,186	608,685
Convergys Corp.	20,306	482,877
CoreLogic Inc./U.S.[a]	18,382	797,411
CSG Systems International Inc.	7,418	301,022
CSRA Inc.	31,581	1,002,697
DST Systems Inc.	13,360	824,312
DXC Technology Co.	61,341	4,706,082
EPAM Systems Inc.[a]	9,908	833,164
Euronet Worldwide Inc.[a]	11,387	994,882
EVERTEC Inc.	13,448	232,650
ExlService Holdings Inc.[a]	7,337	407,790
Fidelity National Information Services Inc.	71,651	6,118,995
First Data Corp. Class Aa	43,149	785,312
Fiserv Inc.[a]	46,052	5,634,002
FleetCor Technologies Inc.[a]	20,036	2,889,392
Gartner Inc.[a]	19,640	2,425,736
Genpact Ltd.	28,464	792,153
Global Payments Inc.	33,116	2,991,037

305

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

June 30, 2017

Security	Shares	Value
International Business Machines Corp.	185,389	$28,518,390
Jack Henry & Associates Inc.	16,864	1,751,664
Leidos Holdings Inc.	31,161	1,610,712
ManTech International Corp./VA Class A	5,652	233,880
MasterCard Inc. Class A	203,397	24,702,566
MAXIMUS Inc.	14,092	882,582
NeuStar Inc. Class Aa,b	10,366	345,706
Paychex Inc.	69,232	3,942,070
PayPal Holdings Inc.[a]	242,251	13,001,611
Sabre Corp.	44,692	972,945
Science Applications International Corp.	9,544	662,544
Sykes Enterprises Inc.[a]	8,496	284,871
Syntel Inc.	5,813	98,588
TeleTech Holdings Inc.	3,309	135,007
Teradata Corp.[a,b]	28,501	840,495
Total System Services Inc.	35,971	2,095,311
Travelport Worldwide Ltd.	26,952	370,860
Vantiv Inc. Class Aa	35,189	2,228,871
Visa Inc. Class A	400,347	37,544,542
Western Union Co. (The)	102,346	1,949,691
WEX Inc.[a]	8,384	874,200

		202,124,010
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.77%
Advanced Energy Industries Inc.[a]	8,611	557,046
Advanced Micro Devices Inc.[a,b]	168,293	2,100,297
Amkor Technology Inc.[a]	27,320	266,916
Analog Devices Inc.	79,556	6,189,457
Applied Materials Inc.	233,026	9,626,304
Broadcom Ltd.	87,032	20,282,808
Brooks Automation Inc.	15,125	328,061
Cabot Microelectronics Corp.	5,546	409,461
Cavium Inc.[a]	14,742	915,920
Cirrus Logic Inc.[a]	13,989	877,390
Cree Inc.[a,b]	21,252	523,862
Cypress Semiconductor Corp.	71,547	976,617
Diodes Inc.[a]	8,231	197,791
Entegris Inc.[a]	30,561	670,814

Security	Shares	Value
First Solar Inc.[a]	16,889	$673,533
Inphi Corp.[a,b]	8,336	285,925
Integrated Device Technology Inc.[a]	28,761	741,746
Intel Corp.	1,021,115	34,452,420
KLA-Tencor Corp.	34,045	3,115,458
Kulicke & Soffa Industries Inc.[a]	15,417	293,231
Lam Research Corp.	34,953	4,943,403
MACOM Technology Solutions Holdings Inc.[a,b]	7,625	425,246
Marvell Technology Group Ltd.	94,908	1,567,880
Maxim Integrated Products Inc.	61,362	2,755,154
MaxLinear Inc.[a]	11,373	317,193
Microchip Technology Inc.	49,670	3,833,531
Micron Technology Inc.[a,b]	225,463	6,732,325
Microsemi Corp.[a]	25,079	1,173,697
MKS Instruments Inc.	11,751	790,842
Monolithic Power Systems Inc.	8,253	795,589
NVIDIA Corp.	129,021	18,651,276
ON Semiconductor Corp.[a]	91,375	1,282,905
Power Integrations Inc.	6,341	462,259
Qorvo Inc.[a]	27,603	1,747,822
QUALCOMM Inc.	320,373	17,690,997
Rambus Inc.[a]	24,078	275,212
Semtech Corp.[a]	14,291	510,903
Silicon Laboratories Inc.[a]	9,197	628,615
Skyworks Solutions Inc.	39,956	3,833,778
SunPower Corp.[a,b]	12,889	120,383
Synaptics Inc.[a,b]	7,329	378,983
Teradyne Inc.	43,127	1,295,104
Texas Instruments Inc.	216,047	16,620,496
Veeco Instruments Inc.[a]	10,419	290,169
Versum Materials Inc.	23,407	760,727
Xilinx Inc.	53,690	3,453,341
Xperi Corp.	10,522	313,556

		175,136,443
SOFTWARE — 20.86%
ACI Worldwide Inc.[a]	25,353	567,147
Activision Blizzard Inc.	150,352	8,655,765

306

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

June 30, 2017

Security	Shares	Value
Adobe Systems Inc.[a]	107,272	$15,172,552
ANSYS Inc.[a]	18,568	2,259,354
Aspen Technology Inc.[a]	16,148	892,339
Autodesk Inc.[a]	42,036	4,238,070
Barracuda Networks Inc.[a,b]	5,891	135,846
Blackbaud Inc.[b]	10,432	894,544
CA Inc.	68,054	2,345,821
Cadence Design Systems Inc.[a]	60,723	2,033,613
Callidus Software Inc.[a]	14,088	340,930
CDK Global Inc.	31,533	1,956,938
Citrix Systems Inc.[a]	32,826	2,612,293
CommVault Systems Inc.[a]	8,948	505,115
Dell Technologies Inc. Class Va	29,322	1,791,867
Ebix Inc.[b]	4,710	253,869
Electronic Arts Inc.[a]	67,220	7,106,498
Ellie Mae Inc.[a]	7,399	813,224
Fair Isaac Corp.	6,663	928,889
FireEye Inc.[a,b]	34,477	524,395
Fortinet Inc.[a]	32,445	1,214,741
Gigamon Inc.[a]	6,805	267,777
Guidewire Software Inc.[a]	16,060	1,103,483
HubSpot Inc.[a,b]	6,860	451,045
Imperva Inc.[a]	6,460	309,111
Intuit Inc.	52,775	7,009,048
Manhattan Associates Inc.[a]	15,024	722,053
Microsoft Corp.	1,460,697	100,685,844
MicroStrategy Inc. Class Aa	2,005	384,298
Nuance Communications Inc.[a]	55,667	969,162
Open Text Corp.	57,318	1,807,810
Oracle Corp.	651,335	32,657,937
Paycom Software Inc.[a,b]	8,622	589,831
Paylocity Holding Corp.[a]	5,327	240,674
Pegasystems Inc.	7,921	462,190
Progress Software Corp.	10,354	319,835
Proofpoint Inc.[a,b]	9,495	824,451
PTC Inc.[a]	25,089	1,382,906
Qualys Inc.[a]	6,514	265,771
RealPage Inc.[a]	11,852	426,079
Red Hat Inc.[a]	38,484	3,684,843
RingCentral Inc. Class Aa	13,530	494,522
salesforce.com Inc.[a]	144,994	12,556,480
ServiceNow Inc.[a]	36,781	3,898,786

Security	Shares	Value
Splunk Inc.[a]	30,044	$1,709,203
SS&C Technologies Holdings Inc.	37,199	1,428,814
Symantec Corp.	131,667	3,719,593
Synopsys Inc.[a]	32,644	2,380,727
Tableau Software Inc. Class Aa	13,020	797,735
Take-Two Interactive Software Inc.[a]	22,551	1,654,792
TiVo Corp.	26,325	490,961
Tyler Technologies Inc.[a,b]	7,328	1,287,310
Ultimate Software Group Inc. (The)[a]	6,454	1,355,727
Verint Systems Inc.[a]	13,491	549,084
VMware Inc. Class Aa,b	15,179	1,327,100
Workday Inc. Class Aa	28,472	2,761,784
Zendesk Inc.[a,b]	16,764	465,704
Zynga Inc. Class Aa	165,641	602,933

		247,289,213
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 10.60%
3D Systems Corp.[a,b]	23,186	433,578
Apple Inc.	678,089	97,658,378
BlackBerry Ltd.[a,b]	105,030	1,049,250
Cray Inc.[a]	8,469	155,830
Diebold Nixdorf Inc.	16,131	451,668
Electronics For Imaging Inc.[a,b]	10,153	481,049
Hewlett Packard Enterprise Co.	360,837	5,986,286
HP Inc.	364,896	6,378,382
NCR Corp.[a]	26,322	1,074,990
NetApp Inc.	58,844	2,356,702
Seagate Technology PLC	64,502	2,499,453
Super Micro Computer Inc.[a]	8,354	205,926
Western Digital Corp.	63,120	5,592,432
Xerox Corp.	46,352	1,331,693

		125,655,617

TOTAL COMMON STOCKS
(Cost: $900,287,604)		1,184,935,921

307

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

June 30, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.04%

MONEY MARKET FUNDS — 2.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	23,353,331	$23,360,337
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	777,305	777,305

		24,137,642

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,133,674)		24,137,642

TOTAL INVESTMENTS IN SECURITIES — 101.99%
(Cost: $924,421,278)[f]		1,209,073,563
Other Assets, Less Liabilities — (1.99)%		(23,535,859)

NET ASSETS — 100.00%		$1,185,537,704

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $930,173,649. Net unrealized appreciation was $278,899,914, of which $307,625,300 represented gross unrealized appreciation on securities and $28,725,386 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,184,935,921	$—	$—	$1,184,935,921
Money market funds	24,137,642	—	—	24,137,642

Total	$1,209,073,563	$—	$—	$1,209,073,563

308

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.91%

COMMUNICATIONS EQUIPMENT — 99.91%
ADTRAN Inc.	38,382	$792,588
Arista Networks Inc.[a,b]	22,414	3,357,393
ARRIS International PLC[a,b]	121,093	3,393,026
Brocade Communications Systems Inc.	279,320	3,522,225
Ciena Corp.[a]	112,600	2,817,252
Cisco Systems Inc.	210,641	6,593,063
CommScope Holding Co. Inc.[a]	92,788	3,528,728
EchoStar Corp. Class Aa,b	37,969	2,304,718
F5 Networks Inc.[a]	26,944	3,423,505
Finisar Corp.[a]	88,471	2,298,477
Harris Corp.	59,872	6,530,838
Infinera Corp.[a,b]	116,393	1,241,913
InterDigital Inc./PA	27,546	2,129,306
Juniper Networks Inc.	225,784	6,294,858
Lumentum Holdings Inc.[a,b]	44,198	2,521,496
Motorola Solutions Inc.	76,842	6,665,275
NETGEAR Inc.[a,b]	25,777	1,110,989
NetScout Systems Inc.[a,b]	72,850	2,506,040
Oclaro Inc.[a,b]	100,979	943,144
Palo Alto Networks Inc.[a,b]	47,826	6,399,597
Plantronics Inc.	26,558	1,389,249
Ubiquiti Networks Inc.[a,b]	19,764	1,027,135
ViaSat Inc.[a,b]	42,081	2,785,762
Viavi Solutions Inc.[a]	180,278	1,898,327

		75,474,904

TOTAL COMMON STOCKS
(Cost: $77,872,015)		75,474,904

Security	Shares	Value
SHORT-TERM INVESTMENTS — 22.53%

MONEY MARKET FUNDS — 22.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	16,980,777	$16,985,871
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	37,655	37,655

		17,023,526

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,023,700)		17,023,526

TOTAL INVESTMENTS IN SECURITIES — 122.44%
(Cost: $94,895,715)[f]		92,498,430
Other Assets, Less Liabilities — (22.44)%		(16,954,116)

NET ASSETS — 100.00%		$75,544,314

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $95,256,074. Net unrealized depreciation was $2,757,644, of which $2,238,233 represented gross unrealized appreciation on securities and $4,995,877 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$75,474,904	$—	$—	$75,474,904
Money market funds	17,023,526	—	—	17,023,526

Total	$92,498,430	$—	$—	$92,498,430

309

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.99%

APPLICATION SOFTWARE — 52.54%
ACI Worldwide Inc.[a,b]	212,221	$4,747,384
Adobe Systems Inc.[a,b]	628,843	88,943,554
ANSYS Inc.[a,b]	153,625	18,693,090
Aspen Technology Inc.[a,b]	133,932	7,401,082
Autodesk Inc.[a]	348,540	35,139,803
Blackbaud Inc.[b]	86,363	7,405,627
Cadence Design Systems Inc.[a]	502,463	16,827,486
Callidus Software Inc.[a,b]	116,628	2,822,398
CDK Global Inc.	260,867	16,189,406
Citrix Systems Inc.[a]	271,611	21,614,803
Ebix Inc.[b]	39,077	2,106,250
Ellie Mae Inc.[a,b]	61,250	6,731,988
Fair Isaac Corp.	55,670	7,760,955
Guidewire Software Inc.[a,b]	132,947	9,134,788
HubSpot Inc.[a,b]	56,521	3,716,256
Intuit Inc.	332,730	44,189,871
Manhattan Associates Inc.[a,b]	124,849	6,000,243
MicroStrategy Inc. Class Aa	16,913	3,241,715
Nuance Communications Inc.[a,b]	460,271	8,013,318
Open Text Corp.	474,254	14,957,971
Paycom Software Inc.[a,b]	71,583	4,896,993
Paylocity Holding Corp.[a,b]	43,431	1,962,213
Pegasystems Inc.[b]	65,184	3,803,486
PTC Inc.[a]	207,506	11,437,731
RealPage Inc.[a]	98,109	3,527,019
RingCentral Inc. Class Aa,b	112,006	4,093,819
salesforce.com Inc.[a]	982,924	85,121,218
Splunk Inc.[a,b]	248,528	14,138,758
SS&C Technologies Holdings Inc.	307,671	11,817,643
Synopsys Inc.[a]	270,094	19,697,956
Tyler Technologies Inc.[a,b]	60,669	10,657,723
Ultimate Software Group Inc. (The)[a,b]	53,376	11,212,163
Verint Systems Inc.[a,b]	112,689	4,586,442
Workday Inc. Class Aa,b	235,597	22,852,909
Zendesk Inc.[a,b]	138,776	3,855,197

		539,299,258

Security	Shares	Value
HOME ENTERTAINMENT SOFTWARE — 12.76%
Activision Blizzard Inc.	1,186,893	$68,329,430
Electronic Arts Inc.[a]	415,468	43,923,277
Take-Two Interactive Software Inc.[a,b]	186,536	13,688,011
Zynga Inc. Class Aa,b	1,383,337	5,035,347

		130,976,065
SYSTEMS SOFTWARE — 34.69%
Barracuda Networks Inc.[a,b]	51,097	1,178,297
CA Inc.	563,071	19,409,057
CommVault Systems Inc.[a]	75,151	4,242,274
FireEye Inc.[a,b]	285,404	4,340,995
Fortinet Inc.[a]	268,499	10,052,603
Gigamon Inc.[a,b]	56,157	2,209,778
Imperva Inc.[a,b]	52,834	2,528,107
Microsoft Corp.	1,246,585	85,927,104
Oracle Corp.	1,974,722	99,012,561
Progress Software Corp.	86,782	2,680,696
Proofpoint Inc.[a,b]	78,604	6,825,185
Qualys Inc.[a,b]	53,930	2,200,344
Red Hat Inc.[a]	319,484	30,590,593
ServiceNow Inc.[a,b]	305,293	32,361,058
Symantec Corp.	1,093,074	30,879,340
Tableau Software Inc. Class Aa,b	107,781	6,603,742
TiVo Corp.	217,809	4,062,138
VMware Inc. Class Aa,b	125,589	10,980,246

		356,084,118

TOTAL COMMON STOCKS
(Cost: $1,011,519,957)		1,026,359,441

SHORT-TERM INVESTMENTS — 8.48%

MONEY MARKET FUNDS — 8.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	86,975,914	87,002,007
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	98,021	98,021

		87,100,028

TOTAL SHORT-TERM INVESTMENTS
(Cost: $87,099,334)		87,100,028

310

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

June 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 108.47%
(Cost: $1,098,619,291)[f]	$1,113,459,469
Other Assets, Less Liabilities — (8.47)%	(86,964,111)

NET ASSETS — 100.00%	$1,026,495,358

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,099,935,356. Net unrealized appreciation was $13,524,113, of which $35,731,418 represented gross unrealized appreciation on securities and $22,207,305 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,026,359,441	$—	$—	$1,026,359,441
Money market funds	87,100,028	—	—	87,100,028

Total	$1,113,459,469	$—	$—	$1,113,459,469

311

Schedule of Investments (Unaudited)

iSHARES® PHLX SEMICONDUCTOR ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.82%

COMMUNICATIONS EQUIPMENT — 0.76%
InterDigital Inc./PA	97,305	$7,521,676

		7,521,676
SEMICONDUCTOR EQUIPMENT — 13.01%
Applied Materials Inc.	908,302	37,521,956
ASML Holding NV NYS[a,b]	200,847	26,172,373
Lam Research Corp.	268,559	37,982,299
MKS Instruments Inc.	151,801	10,216,207
Teradyne Inc.	558,169	16,761,815

		128,654,650
SEMICONDUCTORS — 86.05%
Advanced Micro Devices Inc.[b,c]	2,651,319	33,088,461
Analog Devices Inc.	485,928	37,805,198
Broadcom Ltd.	348,036	81,109,790
Cavium Inc.[b,c]	190,444	11,832,286
Cirrus Logic Inc.[b,c]	178,802	11,214,461
Cree Inc.[b,c]	272,948	6,728,168
Cypress Semiconductor Corp.	924,267	12,616,245
Integrated Device Technology Inc.[b,c]	373,119	9,622,739
Intel Corp.	2,308,157	77,877,217
Marvell Technology Group Ltd.	1,407,484	23,251,636
Maxim Integrated Products Inc.	792,704	35,592,410
Microchip Technology Inc.	500,280	38,611,610
Micron Technology Inc.[c]	1,354,334	40,440,413
Microsemi Corp.[c]	323,976	15,162,077
Monolithic Power Systems Inc.	115,774	11,160,614
NVIDIA Corp.	577,392	83,467,788
ON Semiconductor Corp.[b,c]	1,180,424	16,573,153
Qorvo Inc.[b,c]	356,582	22,578,772
QUALCOMM Inc.	1,455,338	80,363,764
Silicon Motion Technology Corp. ADR	100,038	4,824,833
Skyworks Solutions Inc.	391,556	37,569,798
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,178,550	41,202,108
Texas Instruments Inc.	1,010,389	77,729,226
Xilinx Inc.	624,698	40,180,575

		850,603,342

TOTAL COMMON STOCKS
(Cost: $991,182,818)		986,779,668

Security	Shares	Value
SHORT-TERM INVESTMENTS — 8.07%

MONEY MARKET FUNDS — 8.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[d,e,f]	78,869,779	$78,893,440
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[d,e]	855,685	855,685

		79,749,125

TOTAL SHORT-TERM INVESTMENTS
(Cost: $79,755,093)		79,749,125

TOTAL INVESTMENTS IN SECURITIES — 107.89%
(Cost: $1,070,937,911)[g]		1,066,528,793
Other Assets, Less Liabilities — (7.89)%		(78,000,053)

NET ASSETS — 100.00%		$988,528,740

ADR  —  American Depositary Receipts

NYS  —  New York Registered Shares

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $1,072,191,259. Net unrealized depreciation was $5,662,466, of which $36,287,008 represented gross unrealized appreciation on securities and $41,949,474 represented gross unrealized depreciation on securities.

312

Schedule of Investments (Unaudited) (Continued)

iSHARES® PHLX SEMICONDUCTOR ETF

June 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$986,779,668	$—	$—	$986,779,668
Money market funds	79,749,125	—	—	79,749,125

Total	$1,066,528,793	$—	$—	$1,066,528,793

313

Schedule of Investments (Unaudited)

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.66%

HEALTH CARE REITS — 35.99%
Care Capital Properties Inc.	131,628	$3,514,468
CareTrust REIT Inc.[a]	115,722	2,145,486
Community Healthcare Trust Inc.[a]	20,843	533,372
Global Medical REIT Inc.[a]	26,076	233,119
HCP Inc.	605,900	19,364,564
Healthcare Realty Trust Inc.[a]	182,581	6,235,141
Healthcare Trust of America Inc. Class Aa	300,882	9,360,439
LTC Properties Inc.[a]	63,021	3,238,649
MedEquities Realty Trust Inc.	47,533	599,866
Medical Properties Trust Inc.[a]	575,404	7,405,450
National Health Investors Inc.[a]	63,452	5,025,398
New Senior Investment Group Inc.[a]	130,044	1,306,942
Omega Healthcare Investors Inc.[a]	309,227	10,210,676
Physicians Realty Trust	246,228	4,959,032
Quality Care Properties Inc.[b]	151,604	2,775,869
Sabra Health Care REIT Inc.[a]	103,378	2,491,410
Senior Housing Properties Trust	327,128	6,686,496
Universal Health Realty Income Trust	20,411	1,623,491
Ventas Inc.	455,624	31,656,756
Welltower Inc.	470,988	35,253,452

		154,620,076
RESIDENTIAL REITS — 47.67%
Altisource Residential Corp.	80,654	1,043,663
American Campus Communities Inc.	212,584	10,055,223
American Homes 4 Rent Class Aa	360,052	8,126,374
Apartment Investment & Management Co. Class A	248,114	10,661,459
AvalonBay Communities Inc.[a]	176,909	33,996,603
Bluerock Residential Growth REIT Inc.[a]	38,406	495,053
Camden Property Trust	136,962	11,711,621
Clipper Realty Inc.	25,721	317,397
Colony Starwood Homes[a]	176,211	6,045,799
Education Realty Trust Inc.	117,462	4,551,652
Equity Lifestyle Properties Inc.	129,261	11,160,395
Equity Residential	458,041	30,152,839
Essex Property Trust Inc.[a]	83,958	21,599,875
Independence Realty Trust Inc.[a]	102,511	1,011,784
Invitation Homes Inc.[a]	141,769	3,066,463
Mid-America Apartment Communities Inc.	180,070	18,975,777

Security	Shares	Value
Monogram Residential Trust Inc.	267,142	$2,593,949
NexPoint Residential Trust Inc.	28,299	704,362
Preferred Apartment Communities Inc. Class Aa	49,995	787,421
Sun Communities Inc.[a]	119,667	10,493,599
UDR Inc.	421,668	16,432,402
UMH Properties Inc.	45,649	778,315

		204,762,025

SPECIALIZED REITS — 16.00%
CubeSmart[a]	286,159	6,879,262
Extra Space Storage Inc.[a]	193,404	15,085,512
Life Storage Inc.[a]	73,539	5,449,240
National Storage Affiliates Trust	71,465	1,651,556
Public Storage	190,116	39,644,890

		68,710,460

TOTAL COMMON STOCKS
(Cost: $402,470,218)		428,092,561

SHORT-TERM INVESTMENTS — 10.91%

MONEY MARKET FUNDS — 10.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	45,824,526	45,838,273
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	1,037,310	1,037,310

		46,875,583

TOTAL SHORT-TERM INVESTMENTS
(Cost: $46,871,712)		46,875,583

TOTAL INVESTMENTS IN SECURITIES — 110.57%
(Cost: $449,341,930)[f]		474,968,144
Other Assets, Less Liabilities — (10.57)%		(45,394,048)

NET ASSETS — 100.00%		$429,574,096

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $456,342,653. Net unrealized appreciation was $18,625,491, of which $35,230,559 represented gross unrealized appreciation on securities and $16,605,068 represented gross unrealized depreciation on securities.

314

Schedule of Investments (Unaudited) (Continued)

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

June 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$428,092,561	$—	$—	$428,092,561
Money market funds	46,875,583	—	—	46,875,583

Total	$474,968,144	$—	$—	$474,968,144

315

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.74%

AEROSPACE & DEFENSE — 2.22%
Arconic Inc.	310,340	$7,029,201
Boeing Co. (The)	452,370	89,456,168
BWX Technologies Inc.	72,938	3,555,728
General Dynamics Corp.	206,490	40,905,669
HEICO Corp.	18,997	1,364,744
HEICO Corp. Class A	37,375	2,319,119
Hexcel Corp.	72,409	3,822,471
Huntington Ingalls Industries Inc.	36,676	6,827,604
L3 Technologies Inc.	61,304	10,242,672
Lockheed Martin Corp.	199,236	55,309,906
Northrop Grumman Corp.	128,255	32,924,341
Orbital ATK Inc.	47,528	4,674,854
Raytheon Co.	231,476	37,378,745
Rockwell Collins Inc.	129,380	13,595,250
Spirit AeroSystems Holdings Inc. Class A	96,196	5,573,596
Teledyne Technologies Inc.[a]	27,654	3,530,033
Textron Inc.	216,180	10,182,078
TransDigm Group Inc.	38,410	10,327,297
United Technologies Corp.	593,574	72,481,321

		411,500,797
AIR FREIGHT & LOGISTICS — 0.68%
CH Robinson Worldwide Inc.	114,773	7,882,609
Expeditors International of Washington Inc.	146,409	8,269,180
FedEx Corp.	196,836	42,778,368
United Parcel Service Inc. Class B	552,371	61,086,709
XPO Logistics Inc.[a]	87,636	5,663,915

		125,680,781
AIRLINES — 0.60%
Alaska Air Group Inc.	96,311	8,644,875
American Airlines Group Inc.	354,104	17,818,513
Copa Holdings SA Class A	24,345	2,848,365
Delta Air Lines Inc.	537,237	28,871,116
JetBlue Airways Corp.[a]	253,987	5,798,523
Southwest Airlines Co.	446,355	27,736,500
Spirit Airlines Inc.[a]	56,247	2,905,158

Security	Shares	Value
United Continental Holdings Inc.[a]	223,416	$16,812,054

		111,435,104
AUTO COMPONENTS — 0.29%
Adient PLC	72,413	4,734,362
BorgWarner Inc.	171,486	7,264,147
Delphi Automotive PLC	216,799	19,002,432
Gentex Corp.	223,324	4,236,456
Goodyear Tire & Rubber Co. (The)	199,506	6,974,730
Lear Corp.	54,956	7,808,149
Visteon Corp.[a]	26,914	2,746,843

		52,767,119
AUTOMOBILES — 0.66%
Ford Motor Co.	3,103,799	34,731,511
General Motors Co.	1,089,652	38,061,544
Harley-Davidson Inc.	145,956	7,884,543
Tesla Inc.[a,b]	103,299	37,353,952
Thor Industries Inc.	37,639	3,934,028

		121,965,578
BANKS — 6.32%
Associated Banc-Corp.	117,740	2,967,048
Bank of America Corp.	7,923,681	192,228,501
Bank of Hawaii Corp.	33,652	2,792,107
Bank of the Ozarks Inc.	90,612	4,246,985
BankUnited Inc.	77,549	2,614,177
BB&T Corp.	647,262	29,392,168
BOK Financial Corp.	20,015	1,683,862
CIT Group Inc.	156,985	7,645,170
Citigroup Inc.	2,191,664	146,578,488
Citizens Financial Group Inc.	402,762	14,370,548
Comerica Inc.	140,209	10,268,907
Commerce Bancshares Inc./MO	68,216	3,876,715
Cullen/Frost Bankers Inc.	41,869	3,931,918
East West Bancorp. Inc.	113,251	6,634,244
F.N.B. Corp.	254,861	3,608,832
Fifth Third Bancorp.	610,242	15,841,882
First Hawaiian Inc.	42,149	1,290,602
First Horizon National Corp.	179,954	3,134,799
First Republic Bank/CA	123,262	12,338,526
Huntington Bancshares Inc./OH	863,412	11,673,330

316

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2017

Security	Shares	Value
JPMorgan Chase & Co.	2,813,718	$257,173,825
KeyCorp	856,234	16,045,825
M&T Bank Corp.	114,896	18,607,407
PacWest Bancorp.	93,533	4,367,991
People’s United Financial Inc.	264,442	4,670,046
Pinnacle Financial Partners Inc.	57,634	3,619,415
PNC Financial Services Group Inc. (The)[c]	384,797	48,049,601
Popular Inc.	80,240	3,346,811
Prosperity Bancshares Inc.	52,637	3,381,401
Regions Financial Corp.	955,170	13,983,689
Signature Bank/New York NYa	42,389	6,084,093
SunTrust Banks Inc.	384,135	21,788,137
SVB Financial Group[a]	40,837	7,178,736
Synovus Financial Corp.	98,096	4,339,767
TCF Financial Corp.	122,731	1,956,332
U.S. Bancorp.	1,258,901	65,362,140
Webster Financial Corp.	72,679	3,795,297
Wells Fargo & Co.	3,573,630	198,014,838
Western Alliance Bancorp.[a]	72,972	3,590,223
Zions BanCorp.	158,575	6,963,028

		1,169,437,411
BEVERAGES — 1.86%
Brown-Forman Corp. Class A	42,958	2,117,829
Brown-Forman Corp. Class B	146,937	7,141,138
Coca-Cola Co. (The)	3,056,890	137,101,517
Constellation Brands Inc. Class A	128,598	24,913,291
Dr Pepper Snapple Group Inc.	148,310	13,512,524
Molson Coors Brewing Co. Class B	136,725	11,804,837
Monster Beverage Corp.[a]	332,365	16,511,893
PepsiCo Inc.	1,136,468	131,250,689

		344,353,718
BIOTECHNOLOGY — 2.97%
AbbVie Inc.	1,267,026	91,872,055
ACADIA Pharmaceuticals Inc.[a,b]	75,207	2,097,523
Agios Pharmaceuticals Inc.[a,b]	27,960	1,438,542
Alexion Pharmaceuticals Inc.[a]	173,793	21,145,394
Alkermes PLC[a]	121,438	7,039,761

Security	Shares	Value
Alnylam Pharmaceuticals Inc.[a,b]	61,008	$4,865,998
Amgen Inc.	585,172	100,784,174
Biogen Inc.[a]	168,621	45,756,995
BioMarin Pharmaceutical Inc.[a,b]	136,445	12,391,935
Bioverativ Inc.[a]	86,542	5,207,232
Celgene Corp.[a]	614,092	79,752,128
Exelixis Inc.[a]	229,272	5,646,969
Gilead Sciences Inc.	1,034,617	73,230,191
Incyte Corp.[a]	133,798	16,846,506
Intercept Pharmaceuticals Inc.[a,b]	12,853	1,556,113
Intrexon Corp.[a,b]	42,627	1,026,884
Ionis Pharmaceuticals Inc.[a,b]	94,592	4,811,895
Juno Therapeutics Inc.[a,b]	49,089	1,467,270
Neurocrine Biosciences Inc.[a,b]	67,226	3,092,396
OPKO Health Inc.[a,b]	251,474	1,654,699
Regeneron Pharmaceuticals Inc.[a]	61,883	30,393,217
Seattle Genetics Inc.[a,b]	75,859	3,924,945
TESARO Inc.[a,b]	29,448	4,118,597
United Therapeutics Corp.[a]	34,752	4,508,377
Vertex Pharmaceuticals Inc.[a]	196,089	25,269,990

		549,899,786
BUILDING PRODUCTS — 0.42%
Allegion PLC	75,697	6,140,541
AO Smith Corp.	114,844	6,469,163
Armstrong World Industries Inc.[a,b]	36,263	1,668,098
Fortune Brands Home & Security Inc.	123,204	8,037,829
Johnson Controls International PLC	744,351	32,275,060
Lennox International Inc.	32,149	5,903,842
Masco Corp.	253,568	9,688,833
Owens Corning	90,422	6,051,040
USG Corp.[a,b]	68,115	1,976,697

		78,211,103
CAPITAL MARKETS — 2.88%
Affiliated Managers Group Inc.	44,813	7,432,684
Ameriprise Financial Inc.	121,010	15,403,363

317

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2017

Security	Shares	Value
Bank of New York Mellon Corp. (The)	801,705	$40,902,989
BGC Partners Inc. Class A	181,482	2,293,932
BlackRock Inc.[c]	99,249	41,923,770
CBOE Holdings Inc.	87,598	8,006,457
Charles Schwab Corp. (The)	941,945	40,465,957
CME Group Inc.	270,109	33,828,451
E*TRADE Financial Corp.[a]	225,039	8,558,233
Eaton Vance Corp. NVS	85,725	4,056,507
FactSet Research Systems Inc.	31,566	5,245,638
Federated Investors Inc. Class B NVS	73,655	2,080,754
Franklin Resources Inc.	265,720	11,901,599
Goldman Sachs Group Inc. (The)	291,952	64,784,149
Interactive Brokers Group Inc. Class A	49,402	1,848,623
Intercontinental Exchange Inc.	469,209	30,930,257
Invesco Ltd.	328,928	11,574,976
Lazard Ltd. Class A	103,782	4,808,220
Legg Mason Inc.	68,553	2,615,983
LPL Financial Holdings Inc.	67,208	2,853,652
MarketAxess Holdings Inc.	28,920	5,815,812
Moody’s Corp.	134,720	16,392,730
Morgan Stanley	1,049,876	46,782,475
Morningstar Inc.	13,977	1,094,958
MSCI Inc.	67,980	7,001,260
Nasdaq Inc.	88,398	6,319,573
Northern Trust Corp.	165,350	16,073,674
Raymond James Financial Inc.	101,306	8,126,767
S&P Global Inc.	204,987	29,926,052
SEI Investments Co.	100,706	5,415,969
State Street Corp.	297,655	26,708,583
T Rowe Price Group Inc.	187,029	13,879,422
TD Ameritrade Holding Corp.	196,083	8,429,608

		533,483,077
CHEMICALS — 2.23%
Air Products & Chemicals Inc.	169,954	24,313,619
Albemarle Corp.	89,591	9,455,434
Ashland Global Holdings Inc.	48,757	3,213,574
Axalta Coating Systems Ltd.[a]	168,676	5,404,379
Cabot Corp.	47,573	2,541,825

Security	Shares	Value
Celanese Corp. Series A	110,331	$10,474,825
CF Industries Holdings Inc.	184,103	5,147,520
Chemours Co. (The)	146,632	5,560,286
Dow Chemical Co. (The)	971,067	61,245,196
Eastman Chemical Co.	117,965	9,907,880
Ecolab Inc.	204,028	27,084,717
EI du Pont de Nemours & Co.	690,540	55,733,484
FMC Corp.	107,445	7,848,857
Huntsman Corp.	154,923	4,003,210
International Flavors & Fragrances Inc.	64,268	8,676,180
LyondellBasell Industries NV Class A	262,510	22,153,219
Monsanto Co.	348,246	41,218,397
Mosaic Co. (The)	275,568	6,291,218
NewMarket Corp.	5,742	2,644,076
Olin Corp.	130,840	3,961,835
Platform Specialty Products Corp.[a,b]	152,543	1,934,245
PPG Industries Inc.	203,690	22,397,752
Praxair Inc.	227,675	30,178,321
RPM International Inc.	102,822	5,608,940
Scotts Miracle-Gro Co. (The) Class A	35,246	3,153,107
Sherwin-Williams Co. (The)	64,078	22,488,815
Valvoline Inc.	161,049	3,820,082
Westlake Chemical Corp.	29,638	1,962,332
WR Grace & Co.	55,071	3,965,663

		412,388,988
COMMERCIAL SERVICES & SUPPLIES — 0.37%
Cintas Corp.	71,289	8,985,265
Clean Harbors Inc.[a]	40,896	2,283,224
Copart Inc.[a]	158,958	5,053,275
KAR Auction Services Inc.	108,609	4,558,320
Pitney Bowes Inc.	149,376	2,255,577
Republic Services Inc.	188,379	12,005,394
Rollins Inc.	75,383	3,068,842
Stericycle Inc.[a]	65,021	4,962,403
Waste Management Inc.	352,896	25,884,921

		69,057,221
COMMUNICATIONS EQUIPMENT — 1.05%
Arista Networks Inc.[a,b]	41,996	6,290,581
ARRIS International PLC[a]	147,438	4,131,213

318

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2017

Security	Shares	Value
Brocade Communications Systems Inc.	313,590	$3,954,370
Cisco Systems Inc.	3,987,873	124,820,425
CommScope Holding Co. Inc.[a]	151,507	5,761,811
EchoStar Corp. Class Aa	35,659	2,164,501
F5 Networks Inc.[a]	54,232	6,890,718
Harris Corp.	99,959	10,903,527
Juniper Networks Inc.	300,277	8,371,723
Motorola Solutions Inc.	130,419	11,312,544
Palo Alto Networks Inc.[a]	69,526	9,303,274

		193,904,687
CONSTRUCTION & ENGINEERING — 0.11%
AECOM[a]	120,090	3,882,510
Fluor Corp.	112,061	5,130,152
Jacobs Engineering Group Inc.	96,467	5,246,840
Quanta Services Inc.[a]	113,579	3,739,021
Valmont Industries Inc.	17,325	2,591,820

		20,590,343
CONSTRUCTION MATERIALS — 0.15%
Eagle Materials Inc.	36,512	3,374,439
Martin Marietta Materials Inc.	50,849	11,317,970
Vulcan Materials Co.	105,995	13,427,447

		28,119,856
CONSUMER FINANCE — 0.75%
Ally Financial Inc.	350,102	7,317,132
American Express Co.	590,281	49,725,271
Capital One Financial Corp.	384,583	31,774,248
Credit Acceptance Corp.[a,b]	8,870	2,280,832
Discover Financial Services	301,086	18,724,538
Navient Corp.	224,419	3,736,576
OneMain Holdings Inc.[a,b]	42,225	1,038,313
Santander Consumer USA Holdings Inc.[a,b]	82,437	1,051,896
SLM Corp.[a]	337,054	3,876,121
Synchrony Financial	645,985	19,263,273

		138,788,200
CONTAINERS & PACKAGING — 0.51%
AptarGroup Inc.	50,558	4,391,468
Avery Dennison Corp.	70,097	6,194,472
Ball Corp.[b]	274,164	11,572,462
Bemis Co. Inc.	73,700	3,408,625
Berry Global Group Inc.[a]	99,241	5,657,729

Security	Shares	Value
Crown Holdings Inc.[a]	106,131	$6,331,776
Graphic Packaging Holding Co.	248,672	3,426,700
International Paper Co.	327,412	18,534,793
Owens-Illinois Inc.[a]	127,414	3,047,743
Packaging Corp. of America	73,693	8,208,663
Sealed Air Corp.	154,789	6,928,356
Silgan Holdings Inc.	63,284	2,011,166
Sonoco Products Co.	78,336	4,028,037
WestRock Co.	200,349	11,351,774

		95,093,764
DISTRIBUTORS — 0.12%
Genuine Parts Co.	117,310	10,881,676
LKQ Corp.[a]	245,936	8,103,591
Pool Corp.	31,596	3,714,742

		22,700,009
DIVERSIFIED CONSUMER SERVICES — 0.10%
Bright Horizons Family Solutions Inc.[a]	40,120	3,097,665
Graham Holdings Co. Class B	3,367	2,019,021
H&R Block Inc.	162,969	5,037,372
Service Corp. International/U.S.	152,491	5,100,824
ServiceMaster Global Holdings Inc.[a]	106,010	4,154,532

		19,409,414
DIVERSIFIED FINANCIAL SERVICES — 1.47%
Berkshire Hathaway Inc. Class Ba	1,530,563	259,231,455
Leucadia National Corp.	264,361	6,915,684
Voya Financial Inc.	150,208	5,541,173

		271,688,312
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.94%
AT&T Inc.	4,894,772	184,679,748
CenturyLink Inc.	431,542	10,305,223
Level 3 Communications Inc.[a]	233,714	13,859,240
Verizon Communications Inc.	3,258,335	145,517,241
Zayo Group Holdings Inc.[a,b]	147,526	4,558,553

		358,920,005
ELECTRIC UTILITIES — 1.88%
Alliant Energy Corp.	179,245	7,200,272

319

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2017

Security	Shares	Value
American Electric Power Co. Inc.	391,842	$27,221,264
Avangrid Inc.	43,647	1,927,015
Duke Energy Corp.	557,304	46,585,041
Edison International	252,212	19,720,456
Entergy Corp.	143,127	10,987,860
Eversource Energy	253,728	15,403,827
Exelon Corp.	736,022	26,548,314
FirstEnergy Corp.	342,245	9,979,864
Great Plains Energy Inc.	168,717	4,940,034
Hawaiian Electric Industries Inc.	84,411	2,733,228
NextEra Energy Inc.	372,018	52,130,882
OGE Energy Corp.	156,360	5,439,764
PG&E Corp.	406,633	26,988,232
Pinnacle West Capital Corp.	87,401	7,443,069
PPL Corp.	540,777	20,906,439
Southern Co. (The)	793,954	38,014,517
Westar Energy Inc.	113,676	6,027,102
Xcel Energy Inc.	405,742	18,615,443

		348,812,623
ELECTRICAL EQUIPMENT — 0.58%
Acuity Brands Inc.[b]	34,980	7,110,734
AMETEK Inc.	184,213	11,157,781
Eaton Corp. PLC	355,142	27,640,702
Emerson Electric Co.	512,746	30,569,916
Hubbell Inc.	43,280	4,897,998
Regal Beloit Corp.	35,165	2,867,706
Rockwell Automation Inc.	103,708	16,796,548
Sensata Technologies Holding NVa	134,299	5,737,253

		106,778,638
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.56%
Amphenol Corp. Class A	238,060	17,573,589
Arrow Electronics Inc.[a]	71,669	5,620,283
Avnet Inc.	100,320	3,900,442
CDW Corp./DE	121,712	7,610,651
Cognex Corp.	65,847	5,590,410
Coherent Inc.[a]	19,389	4,362,331
Corning Inc.	720,211	21,642,341
Dolby Laboratories Inc. Class A	39,981	1,957,470

Security	Shares	Value
FLIR Systems Inc.	107,683	$3,732,293
IPG Photonics Corp.[a]	27,652	4,012,305
Jabil Inc.	152,058	4,438,573
Keysight Technologies Inc.[a]	146,247	5,693,396
National Instruments Corp.	80,876	3,252,833
Trimble Inc.[a]	198,554	7,082,421
Universal Display Corp.[b]	33,002	3,605,468
Zebra Technologies Corp. Class Aa,b	42,263	4,248,277

		104,323,083
ENERGY EQUIPMENT & SERVICES — 0.80%
Baker Hughes Inc.	337,918	18,419,910
Halliburton Co.	685,735	29,287,742
Helmerich & Payne Inc.	78,081	4,242,922
Nabors Industries Ltd.	215,557	1,754,634
National Oilwell Varco Inc.	303,542	9,998,673
Oceaneering International Inc.	77,071	1,760,302
Patterson-UTI Energy Inc.	165,271	3,336,821
RPC Inc.[b]	46,700	943,807
Schlumberger Ltd.	1,111,705	73,194,657
Transocean Ltd.[a]	269,903	2,221,302
Weatherford International PLC[a,b]	772,257	2,988,635

		148,149,405
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.67%
Alexandria Real Estate Equities Inc.[b]	69,434	8,364,714
American Campus Communities Inc.	103,041	4,873,839
American Homes 4 Rent Class A	179,754	4,057,048
American Tower Corp.	336,228	44,489,689
Apartment Investment & Management Co. Class A	122,854	5,279,036
Apple Hospitality REIT Inc.	166,586	3,116,824
AvalonBay Communities Inc.	109,256	20,995,725
Boston Properties Inc.	121,914	14,997,860
Brandywine Realty Trust	134,428	2,356,523
Brixmor Property Group Inc.	221,757	3,965,015
Camden Property Trust	67,391	5,762,604
Colony NorthStar Inc. Class A	441,429	6,219,735
Columbia Property Trust Inc.	98,279	2,199,484

320

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2017

Security	Shares	Value
CoreCivic Inc.	91,444	$2,522,026
CoreSite Realty Corp.	26,909	2,785,889
Corporate Office Properties Trust	75,121	2,631,489
Crown Castle International Corp.	290,529	29,105,195
CubeSmart[b]	138,746	3,335,454
CyrusOne Inc.[b]	61,687	3,439,050
DCT Industrial Trust Inc.	70,408	3,762,604
DDR Corp.	240,558	2,181,861
Digital Realty Trust Inc.[b]	127,249	14,372,775
Douglas Emmett Inc.	109,311	4,176,773
Duke Realty Corp.	278,819	7,792,991
DuPont Fabros Technology Inc.[b]	61,450	3,758,282
Empire State Realty Trust Inc. Class Ab	94,874	1,970,533
EPR Properties	49,294	3,542,760
Equinix Inc.	61,740	26,496,338
Equity Commonwealth[a,b]	95,425	3,015,430
Equity Lifestyle Properties Inc.	62,052	5,357,570
Equity Residential	285,453	18,791,371
Essex Property Trust Inc.	52,146	13,415,601
Extra Space Storage Inc.[b]	97,359	7,594,002
Federal Realty Investment Trust	57,033	7,208,401
Forest City Realty Trust Inc. Class A	186,145	4,499,125
Gaming and Leisure Properties Inc.[b]	147,597	5,559,979
GGP Inc.	489,345	11,528,968
HCP Inc.	375,020	11,985,639
Healthcare Trust of America Inc. Class Ab	155,796	4,846,814
Highwoods Properties Inc.	74,850	3,795,643
Hospitality Properties Trust	117,084	3,412,999
Host Hotels & Resorts Inc.[b]	588,902	10,759,240
Hudson Pacific Properties Inc.	123,925	4,236,996
Invitation Homes Inc.[b]	70,350	1,521,670
Iron Mountain Inc.[b]	205,313	7,054,555
Kilroy Realty Corp.	75,570	5,679,085
Kimco Realty Corp.	317,450	5,825,207
Lamar Advertising Co. Class Ab	64,688	4,759,096

Security	Shares	Value
Liberty Property Trust	115,273	$4,692,764
Life Storage Inc.	36,079	2,673,454
Macerich Co. (The)	116,011	6,735,599
Medical Properties Trust Inc.	287,238	3,696,753
Mid-America Apartment Communities Inc.[b]	90,026	9,486,940
National Retail Properties Inc.	112,649	4,404,576
Omega Healthcare Investors Inc.[b]	145,156	4,793,051
Outfront Media Inc.	108,516	2,508,890
Paramount Group Inc.[b]	141,096	2,257,536
Park Hotels & Resorts Inc.	89,242	2,405,964
Piedmont Office Realty Trust Inc. Class Ab	113,026	2,382,588
Prologis Inc.	415,600	24,370,784
Public Storage	117,813	24,567,545
Rayonier Inc.	95,900	2,759,043
Realty Income Corp.[b]	217,988	12,028,578
Regency Centers Corp.	116,334	7,287,162
Retail Properties of America Inc. Class A	185,655	2,266,848
SBA Communications Corp.[a]	95,358	12,863,794
Senior Housing Properties Trust	185,840	3,798,570
Simon Property Group Inc.	245,617	39,731,006
SL Green Realty Corp.	78,553	8,310,907
Spirit Realty Capital Inc.	377,039	2,793,859
STORE Capital Corp.[b]	134,770	3,025,586
Sun Communities Inc.	52,847	4,634,153
Tanger Factory Outlet Centers Inc.[b]	73,519	1,910,024
Taubman Centers Inc.	47,115	2,805,698
UDR Inc.	213,449	8,318,108
Uniti Group Inc.[a]	131,308	3,301,083
Ventas Inc.	281,729	19,574,531
VEREIT Inc.	779,910	6,348,467
Vornado Realty Trust	137,492	12,910,499
Weingarten Realty Investors	91,009	2,739,371
Welltower Inc.[b]	291,236	21,799,015
Weyerhaeuser Co.	591,015	19,799,002
WP Carey Inc.	81,343	5,369,451

		678,750,706

321

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2017

Security	Shares	Value
FOOD & STAPLES RETAILING — 1.76%
Casey’s General Stores Inc.	30,379	$3,253,895
Costco Wholesale Corp.	347,899	55,639,487
CVS Health Corp.	809,858	65,161,175
Kroger Co. (The)	723,200	16,865,024
Rite Aid Corp.[a]	825,319	2,434,691
Sprouts Farmers Market Inc.[a,b]	109,130	2,473,977
Sysco Corp.	391,425	19,700,420
U.S. Foods Holding Corp.[a]	106,216	2,891,200
Wal-Mart Stores Inc.	1,159,233	87,730,753
Walgreens Boots Alliance Inc.	744,381	58,292,476
Whole Foods Market Inc.	255,570	10,762,053

		325,205,151
FOOD PRODUCTS — 1.42%
Archer-Daniels-Midland Co.	442,457	18,308,871
Blue Buffalo Pet Products Inc.[a,b]	74,130	1,690,905
Bunge Ltd.	111,841	8,343,339
Campbell Soup Co.	142,013	7,405,978
Conagra Brands Inc.	321,930	11,512,217
Flowers Foods Inc.	137,310	2,376,836
General Mills Inc.	458,133	25,380,568
Hain Celestial Group Inc. (The)[a]	79,503	3,086,307
Hershey Co. (The)	112,251	12,052,390
Hormel Foods Corp.	218,411	7,449,999
Ingredion Inc.	56,635	6,751,458
JM Smucker Co. (The)	92,851	10,987,059
Kellogg Co.	197,377	13,709,806
Kraft Heinz Co. (The)	475,618	40,731,926
Lamb Weston Holdings Inc.	114,455	5,040,598
McCormick & Co. Inc./MD NVS	92,785	9,047,465
Mondelez International Inc. Class A	1,166,421	50,377,723
Pilgrim’s Pride Corp.[a]	46,282	1,014,501
Pinnacle Foods Inc.	91,076	5,409,914
Post Holdings Inc.[a]	52,315	4,062,260
Seaboard Corp.	206	822,970
TreeHouse Foods Inc.[a,b]	42,864	3,501,560
Tyson Foods Inc. Class A	221,347	13,862,963

		262,927,613

Security	Shares	Value
GAS UTILITIES — 0.09%
Atmos Energy Corp.	79,761	$6,616,175
National Fuel Gas Co.	57,592	3,215,937
UGI Corp.	135,720	6,570,205

		16,402,317
HEALTH CARE EQUIPMENT & SUPPLIES — 2.80%
Abbott Laboratories	1,345,268	65,393,478
ABIOMED Inc.[a]	32,299	4,628,447
Alere Inc.[a,b]	70,585	3,542,661
Align Technology Inc.[a,b]	63,079	9,469,419
Baxter International Inc.	393,913	23,847,493
Becton Dickinson and Co.	177,706	34,672,218
Boston Scientific Corp.[a]	1,072,184	29,720,941
Cooper Companies Inc. (The)	38,253	9,158,533
CR Bard Inc.	58,409	18,463,669
Danaher Corp.	483,055	40,765,011
DENTSPLY SIRONA Inc.	184,283	11,948,910
DexCom Inc.[a,b]	64,828	4,742,168
Edwards Lifesciences Corp.[a]	168,264	19,895,535
Hill-Rom Holdings Inc.	51,193	4,075,475
Hologic Inc.[a]	223,640	10,148,783
IDEXX Laboratories Inc.[a]	71,051	11,469,052
Intuitive Surgical Inc.[a,b]	29,033	27,156,597
Medtronic PLC	1,090,204	96,755,605
ResMed Inc.	109,823	8,551,917
STERIS PLC	66,419	5,413,149
Stryker Corp.	268,789	37,302,537
Teleflex Inc.	34,416	7,150,268
Varian Medical Systems Inc.[a]	75,223	7,762,261
West Pharmaceutical Services Inc.	58,082	5,489,911
Zimmer Biomet Holdings Inc.	160,394	20,594,590

		518,118,628
HEALTH CARE PROVIDERS & SERVICES — 2.63%
Acadia Healthcare Co. Inc.[a,b]	56,970	2,813,179
Aetna Inc.	254,788	38,684,462
AmerisourceBergen Corp.	126,207	11,930,348
Anthem Inc.	209,591	39,430,355
Brookdale Senior Living Inc.[a,b]	145,753	2,144,027
Cardinal Health Inc.	251,221	19,575,140
Centene Corp.[a]	134,283	10,726,526
Cigna Corp.	197,089	32,990,728
DaVita Inc.[a]	124,928	8,090,337

322

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2017

Security	Shares	Value
Envision Healthcare Corp.[a]	92,849	$5,818,847
Express Scripts Holding Co.[a]	478,953	30,576,359
HCA Healthcare Inc.[a]	235,150	20,505,080
Henry Schein Inc.[a]	62,787	11,491,277
Humana Inc.	114,585	27,571,443
Laboratory Corp. of America Holdings[a]	82,045	12,646,416
LifePoint Health Inc.[a]	31,391	2,107,906
McKesson Corp.	168,973	27,802,817
MEDNAX Inc.[a,b]	72,190	4,358,110
Patterson Companies Inc.	66,229	3,109,451
Premier Inc.[a,b]	35,718	1,285,848
Quest Diagnostics Inc.	108,651	12,077,645
UnitedHealth Group Inc.	762,707	141,421,132
Universal Health Services Inc. Class B	69,006	8,424,252
VCA Inc.[a]	61,264	5,655,280
WellCare Health Plans Inc.[a]	35,728	6,415,320

		487,652,285
HEALTH CARE TECHNOLOGY — 0.13%
athenahealth Inc.[a,b]	31,753	4,462,884
Cerner Corp.[a,b]	234,893	15,613,338
Veeva Systems Inc. Class Aa,b	77,843	4,772,554

		24,848,776
HOTELS, RESTAURANTS & LEISURE — 2.09%
Aramark	190,960	7,825,541
Carnival Corp.	326,519	21,409,851
Chipotle Mexican Grill Inc.[a]	20,075	8,353,207
Choice Hotels International Inc.	25,736	1,653,538
Darden Restaurants Inc.	98,902	8,944,697
Domino’s Pizza Inc.	38,068	8,052,524
Dunkin’ Brands Group Inc.	71,665	3,950,175
Extended Stay America Inc.	131,240	2,540,806
Hilton Grand Vacations Inc.[a]	41,213	1,486,141
Hilton Worldwide Holdings Inc.	153,034	9,465,153
Hyatt Hotels Corp. Class Aa	25,712	1,445,272
International Game Technology PLC	73,875	1,351,913
Las Vegas Sands Corp.	291,118	18,599,529
Marriott International Inc./MD Class A	251,350	25,212,918
McDonald’s Corp.	649,196	99,430,859

Security	Shares	Value
MGM Resorts International	402,654	$12,599,044
Norwegian Cruise Line Holdings Ltd.[a]	125,458	6,811,115
Panera Bread Co. Class Aa	18,079	5,688,377
Royal Caribbean Cruises Ltd.	134,537	14,695,477
Six Flags Entertainment Corp.	56,510	3,368,561
Starbucks Corp.	1,122,285	65,440,438
Vail Resorts Inc.	31,327	6,354,055
Wendy’s Co. (The)	165,381	2,565,059
Wyndham Worldwide Corp.	81,701	8,203,597
Wynn Resorts Ltd.	64,319	8,626,464
Yum China Holdings Inc.[a]	293,025	11,553,976
Yum! Brands Inc.	277,423	20,462,720

		386,091,007
HOUSEHOLD DURABLES — 0.52%
CalAtlantic Group Inc.	58,363	2,063,132
DR Horton Inc.	271,038	9,369,784
Garmin Ltd.	90,579	4,622,246
Leggett & Platt Inc.	104,501	5,489,438
Lennar Corp. Class A	158,268	8,438,850
Lennar Corp. Class B	7,577	340,738
Mohawk Industries Inc.[a]	49,288	11,912,417
Newell Brands Inc.	374,849	20,099,403
NVR Inc.[a]	2,758	6,648,462
PulteGroup Inc.	231,259	5,672,783
Tempur Sealy International Inc.[a,b]	41,599	2,220,971
Toll Brothers Inc.	125,732	4,967,671
Tupperware Brands Corp.	39,519	2,775,419
Whirlpool Corp.	59,401	11,382,420

		96,003,734
HOUSEHOLD PRODUCTS — 1.59%
Church & Dwight Co. Inc.	205,410	10,656,671
Clorox Co. (The)	103,565	13,799,001
Colgate-Palmolive Co.	684,655	50,753,475
Energizer Holdings Inc.	48,341	2,321,335
Kimberly-Clark Corp.	281,559	36,352,082
Procter & Gamble Co. (The)	2,037,017	177,526,032
Spectrum Brands Holdings Inc.	19,159	2,395,641

		293,804,237
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.09%
AES Corp./VA	530,710	5,896,188

323

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2017

Security	Shares	Value
Calpine Corp.[a,b]	279,500	$3,781,635
NRG Energy Inc.	246,436	4,243,628
Vistra Energy Corp.	191,541	3,215,973

		17,137,424
INDUSTRIAL CONGLOMERATES — 2.09%
3M Co.	461,297	96,037,422
Carlisle Companies Inc.	49,397	4,712,474
General Electric Co.	6,915,553	186,789,087
Honeywell International Inc.	607,786	81,011,796
Roper Technologies Inc.	79,615	18,433,261

		386,984,040
INSURANCE — 3.00%
Aflac Inc.	308,711	23,980,671
Alleghany Corp.[a]	11,175	6,646,890
Allied World Assurance Co. Holdings AG	68,376	3,617,090
Allstate Corp. (The)	289,503	25,603,645
American Financial Group Inc./OH	53,924	5,358,428
American International Group Inc.	733,773	45,875,488
American National Insurance Co.	5,850	681,467
Aon PLC	209,280	27,823,776
Arch Capital Group Ltd.[a]	92,210	8,602,271
Arthur J Gallagher & Co.	138,381	7,922,312
Aspen Insurance Holdings Ltd.	49,126	2,448,931
Assurant Inc.	44,676	4,632,455
Assured Guaranty Ltd.	104,000	4,340,960
Athene Holding Ltd. Class Aa	34,428	1,707,973
Axis Capital Holdings Ltd.	67,135	4,340,949
Brown & Brown Inc.	90,967	3,917,949
Chubb Ltd.	369,431	53,707,879
Cincinnati Financial Corp.	120,572	8,735,441
CNA Financial Corp.	21,614	1,053,683
Erie Indemnity Co. Class A	19,171	2,397,717
Everest Re Group Ltd.	31,595	8,043,771
First American Financial Corp.	82,984	3,708,555
FNF Group	211,412	9,477,600
Hanover Insurance Group Inc. (The)	33,045	2,928,778
Hartford Financial Services Group Inc. (The)	295,126	15,514,774

Security	Shares	Value
Lincoln National Corp.	180,752	$12,215,220
Loews Corp.	224,931	10,529,020
Markel Corp.[a,b]	10,927	10,663,222
Marsh & McLennan Companies Inc.	408,774	31,868,021
Mercury General Corp.	21,437	1,157,598
MetLife Inc.	728,131	40,003,517
Old Republic International Corp.	188,959	3,690,369
Principal Financial Group Inc.	214,132	13,719,437
ProAssurance Corp.	40,687	2,473,770
Progressive Corp. (The)	461,838	20,362,437
Prudential Financial Inc.	341,045	36,880,606
Reinsurance Group of America Inc.	50,358	6,465,464
RenaissanceRe Holdings Ltd.	31,397	4,365,753
Torchmark Corp.	93,636	7,163,154
Travelers Companies Inc. (The)	221,980	28,087,129
Unum Group	181,275	8,452,853
Validus Holdings Ltd.	58,704	3,050,847
White Mountains Insurance Group Ltd.	3,322	2,885,589
Willis Towers Watson PLC	100,513	14,620,621
WR Berkley Corp.	75,480	5,220,952
XL Group Ltd.	211,286	9,254,327

		556,199,359
INTERNET & DIRECT MARKETING RETAIL — 2.49%
Amazon.com Inc.[a]	316,109	305,993,512
Expedia Inc.	95,442	14,216,086
Liberty Expedia Holdings Inc. Class Aa	43,772	2,364,564
Liberty Interactive Corp. QVC Group Series Aa	327,611	8,039,574
Liberty Ventures Series Aa	65,898	3,445,806
Netflix Inc.[a]	325,991	48,706,315
Priceline Group Inc. (The)[a,b]	39,033	73,012,007
TripAdvisor Inc.[a,b]	89,846	3,432,117
Wayfair Inc. Class Aa,b	30,442	2,340,381

		461,550,362
INTERNET SOFTWARE & SERVICES — 4.31%
Akamai Technologies Inc.[a]	135,724	6,760,413
Alphabet Inc. Class Aa	236,803	220,151,013

324

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2017

Security	Shares	Value
Alphabet Inc. Class Ca	240,557	$218,601,363
CoStar Group Inc.[a,b]	25,743	6,785,855
eBay Inc.[a]	805,632	28,132,670
Facebook Inc. Class Aa	1,856,940	280,360,801
GoDaddy Inc. Class Aa,b	62,127	2,635,427
IAC/InterActiveCorp[a]	56,797	5,863,722
LogMeIn Inc.	41,141	4,299,235
Match Group Inc.[a,b]	22,614	393,031
Pandora Media Inc.[a,b]	172,037	1,534,570
Twitter Inc.[a,b]	508,409	9,085,269
VeriSign Inc.[a,b]	69,665	6,476,058
Zillow Group Inc. Class Aa,b	40,048	1,955,944
Zillow Group Inc. Class Ca,b	80,111	3,926,240

		796,961,611
IT SERVICES — 3.89%
Accenture PLC Class A	493,159	60,993,905
Alliance Data Systems Corp.	38,537	9,892,063
Amdocs Ltd.	116,812	7,529,701
Automatic Data Processing Inc.	355,907	36,466,231
Black Knight Financial Services Inc. Class Aa	18,126	742,260
Booz Allen Hamilton Holding Corp.	116,101	3,777,927
Broadridge Financial Solutions Inc.	92,933	7,022,017
Cognizant Technology Solutions Corp. Class A	464,937	30,871,817
Conduent Inc.[a]	158,868	2,532,356
CoreLogic Inc./U.S.[a]	69,494	3,014,650
CSRA Inc.	127,843	4,059,015
DST Systems Inc.	49,248	3,038,602
DXC Technology Co.	228,211	17,508,348
Euronet Worldwide Inc.[a,b]	38,948	3,402,887
Fidelity National Information Services Inc.	258,481	22,074,277
First Data Corp. Class Aa	293,148	5,335,294
Fiserv Inc.[a]	168,442	20,607,194
FleetCor Technologies Inc.[a]	73,509	10,600,733
Gartner Inc.[a]	68,954	8,516,509
Genpact Ltd.	117,579	3,272,224
Global Payments Inc.	122,817	11,092,831

Security	Shares	Value
International Business Machines Corp.	683,493	$105,141,728
Jack Henry & Associates Inc.	63,436	6,589,097
Leidos Holdings Inc.	112,790	5,830,115
MasterCard Inc. Class A	749,326	91,005,643
Paychex Inc.	257,698	14,673,324
PayPal Holdings Inc.[a]	902,694	48,447,587
Sabre Corp.	161,948	3,525,608
Square Inc. Class Aa,b	176,148	4,132,432
Teradata Corp.[a,b]	101,065	2,980,407
Total System Services Inc.	144,048	8,390,796
Vantiv Inc. Class Aa	122,215	7,741,098
Visa Inc. Class A	1,469,968	137,853,599
Western Union Co. (The)	397,048	7,563,764
WEX Inc.[a,b]	30,461	3,176,168

		719,402,207
LEISURE PRODUCTS — 0.13%
Brunswick Corp./DE	71,461	4,482,749
Hasbro Inc.	90,198	10,057,979
Mattel Inc.	268,345	5,777,468
Polaris Industries Inc.[b]	47,049	4,339,329

		24,657,525
LIFE SCIENCES TOOLS & SERVICES — 0.81%
Agilent Technologies Inc.	259,796	15,408,501
Bio-Rad Laboratories Inc. Class Aa	16,179	3,661,469
Bio-Techne Corp.	28,971	3,404,093
Bruker Corp.	81,748	2,357,612
Charles River Laboratories International Inc.[a]	36,865	3,728,895
Illumina Inc.[a]	116,459	20,207,966
Mettler-Toledo International Inc.[a]	20,109	11,834,951
Patheon NVa,b	25,531	890,521
PerkinElmer Inc.	85,586	5,831,830
QIAGEN NV	177,944	5,966,462
Quintiles IMS Holdings Inc.[a]	100,581	9,002,000
Thermo Fisher Scientific Inc.	310,190	54,118,849
VWR Corp.[a]	60,908	2,010,573
Waters Corp.[a]	61,446	11,296,233

		149,719,955

325

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2017

Security	Shares	Value
MACHINERY — 1.84%
AGCO Corp.	54,879	$3,698,296
Allison Transmission Holdings Inc.	100,100	3,754,751
Caterpillar Inc.	451,735	48,543,443
Colfax Corp.[a]	77,639	3,056,647
Crane Co.	38,171	3,030,014
Cummins Inc.	126,345	20,495,686
Deere & Co.	251,796	31,119,468
Donaldson Co. Inc.	103,163	4,698,043
Dover Corp.	123,044	9,870,590
Flowserve Corp.	102,446	4,756,568
Fortive Corp.	242,137	15,339,379
Gardner Denver Holdings Inc.[a]	32,906	711,099
Graco Inc.	43,470	4,750,402
IDEX Corp.	59,985	6,778,905
Illinois Tool Works Inc.	242,159	34,689,277
Ingersoll-Rand PLC	205,229	18,755,878
ITT Inc.	70,335	2,826,060
Lincoln Electric Holdings Inc.	49,655	4,572,729
Middleby Corp. (The)[a]	44,629	5,422,870
Nordson Corp.	46,259	5,612,142
Oshkosh Corp.	57,073	3,931,188
PACCAR Inc.	273,117	18,036,647
Parker-Hannifin Corp.	106,528	17,025,305
Pentair PLC	133,672	8,894,535
Snap-on Inc.	45,638	7,210,804
Stanley Black & Decker Inc.	118,842	16,724,635
Terex Corp.	79,249	2,971,837
Timken Co. (The)	54,652	2,527,655
Toro Co. (The)	84,260	5,838,375
Trinity Industries Inc.	116,748	3,272,446
WABCO Holdings Inc.[a]	41,648	5,310,536
Wabtec Corp./DEb	67,901	6,212,941
Welbilt Inc.[a]	98,738	1,861,211
Xylem Inc./NY	144,048	7,984,581

		340,284,943
MARINE — 0.01%
Kirby Corp.[a,b]	41,240	2,756,894

		2,756,894
MEDIA — 3.03%
AMC Networks Inc. Class Aa,b	47,251	2,523,676
Cable One Inc.	3,638	2,586,254

Security	Shares	Value
CBS Corp. Class B NVS	289,430	$18,459,845
Charter Communications Inc. Class Aa	157,520	53,060,612
Cinemark Holdings Inc.	82,802	3,216,858
Comcast Corp. Class A	3,747,036	145,834,641
Discovery Communications Inc. Class Aa,b	117,052	3,023,453
Discovery Communications Inc. Class C NVS[a]	174,564	4,400,758
DISH Network Corp. Class Aa	175,877	11,038,041
Interpublic Group of Companies Inc. (The)	324,109	7,973,081
John Wiley & Sons Inc. Class A	34,707	1,830,794
Liberty Broadband Corp. Class Aa,b	20,305	1,741,966
Liberty Broadband Corp. Class Ca	82,974	7,197,994
Liberty Media Corp.-Liberty Formula One Class Aa	19,624	687,429
Liberty Media Corp.-Liberty Formula One Class Ca	84,277	3,086,224
Liberty Media Corp.-Liberty SiriusXM Class Aa	71,050	2,982,679
Liberty Media Corp.-Liberty SiriusXM Class Ca	144,563	6,028,277
Lions Gate Entertainment Corp. Class A	36,791	1,038,242
Lions Gate Entertainment Corp. Class Ba,b	81,169	2,133,121
Live Nation Entertainment Inc.[a,b]	102,475	3,571,254
Madison Square Garden Co. (The)[a]	15,226	2,997,999
News Corp. Class A	297,553	4,076,476
News Corp. Class B	94,877	1,342,510
Omnicom Group Inc.	188,711	15,644,142
Regal Entertainment Group Class A	89,460	1,830,352
Scripps Networks Interactive Inc. Class A	64,969	4,438,032
Sirius XM Holdings Inc.[b]	1,170,912	6,404,889
TEGNA Inc.	170,199	2,452,568

326

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2017

Security	Shares	Value
Time Warner Inc.	616,955	$61,948,452
Tribune Media Co. Class A	60,649	2,472,660
Twenty-First Century Fox Inc. Class A NVS	828,842	23,489,382
Twenty-First Century Fox Inc. Class B	348,409	9,710,159
Viacom Inc. Class Ab	7,909	300,937
Viacom Inc. Class B NVS	277,279	9,308,256
Walt Disney Co. (The)	1,245,216	132,304,200

		561,136,213
METALS & MINING — 0.37%
Alcoa Corp.	146,734	4,790,865
Freeport-McMoRan Inc.[a]	1,076,023	12,923,036
Newmont Mining Corp.	422,437	13,682,734
Nucor Corp.	252,597	14,617,788
Reliance Steel & Aluminum Co.	54,796	3,989,697
Royal Gold Inc.	50,941	3,982,058
Southern Copper Corp.	65,470	2,267,226
Steel Dynamics Inc.	185,206	6,632,227
Tahoe Resources Inc.	235,027	2,025,933
U.S. Steel Corp.	121,062	2,680,313

		67,591,877
MORTGAGE REAL ESTATE INVESTMENT — 0.17%
AGNC Investment Corp.	266,407	5,671,805
Annaly Capital Management Inc.	799,925	9,639,096
Chimera Investment Corp.	147,020	2,738,983
MFA Financial Inc.	293,724	2,464,344
New Residential Investment Corp.	243,583	3,790,152
Starwood Property Trust Inc.	197,471	4,421,376
Two Harbors Investment Corp.[b]	272,031	2,695,827

		31,421,583
MULTI-UTILITIES — 0.97%
Ameren Corp.	194,402	10,627,957
CenterPoint Energy Inc.	346,671	9,491,852
CMS Energy Corp.	223,259	10,325,729
Consolidated Edison Inc.	243,257	19,660,031
Dominion Energy Inc.	499,298	38,261,206
DTE Energy Co.	143,161	15,145,002
MDU Resources Group Inc.	152,179	3,987,090

Security	Shares	Value
NiSource Inc.	253,876	$6,438,296
Public Service Enterprise Group Inc.	403,811	17,367,911
SCANA Corp.	102,835	6,890,973
Sempra Energy	199,012	22,438,603
Vectren Corp.	64,918	3,793,808
WEC Energy Group Inc.	252,614	15,505,447

		179,933,905
MULTILINE RETAIL — 0.37%
Dollar General Corp.	218,853	15,777,113
Dollar Tree Inc.[a,b]	181,071	12,660,484
Kohl’s Corp.	145,419	5,623,352
Macy’s Inc.	242,725	5,640,929
Nordstrom Inc.[b]	100,266	4,795,723
Target Corp.	442,165	23,120,808

		67,618,409
OIL, GAS & CONSUMABLE FUELS — 4.95%
Anadarko Petroleum Corp.	445,575	20,202,371
Antero Resources Corp.[a,b]	183,071	3,956,164
Apache Corp.	303,092	14,527,200
Cabot Oil & Gas Corp.	368,527	9,242,657
Centennial Resource Development Inc./DE Class Aa	87,852	1,389,819
Cheniere Energy Inc.[a]	160,020	7,794,574
Chesapeake Energy Corp.[a,b]	717,991	3,568,415
Chevron Corp.	1,501,082	156,607,885
Cimarex Energy Co.	74,958	7,046,802
Concho Resources Inc.[a]	117,077	14,228,368
ConocoPhillips	988,117	43,437,623
CONSOL Energy Inc.[a]	177,603	2,653,389
Continental Resources Inc./OKa,b	67,765	2,190,842
Devon Energy Corp.	417,355	13,342,839
Diamondback Energy Inc.[a,b]	77,861	6,914,835
Energen Corp.[a]	75,835	3,743,974
EOG Resources Inc.	458,623	41,514,554
EQT Corp.	138,821	8,133,522
Extraction Oil & Gas Inc.[a,b]	95,448	1,283,776
Exxon Mobil Corp.	3,373,286	272,325,379
Gulfport Energy Corp.[a]	125,425	1,850,019
Hess Corp.	226,359	9,930,369
HollyFrontier Corp.	126,682	3,479,955

327

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2017

Security	Shares	Value
Kinder Morgan Inc./DE	1,539,662	$29,499,924
Kosmos Energy Ltd.[a,b]	126,865	813,205
Laredo Petroleum Inc.[a,b]	113,315	1,192,074
Marathon Oil Corp.	683,739	8,102,307
Marathon Petroleum Corp.	408,974	21,401,609
Murphy Oil Corp.	127,623	3,270,977
Newfield Exploration Co.[a,b]	156,583	4,456,352
Noble Energy Inc.	382,560	10,826,448
Occidental Petroleum Corp.	609,083	36,465,799
ONEOK Inc.	168,430	8,785,309
Parsley Energy Inc. Class Aa,b	176,126	4,887,497
PBF Energy Inc. Class A	85,859	1,911,221
Phillips 66	346,706	28,669,119
Pioneer Natural Resources Co.	134,372	21,443,084
QEP Resources Inc.[a]	186,443	1,883,074
Range Resources Corp.	181,238	4,199,284
Rice Energy Inc.[a]	93,103	2,479,333
RSP Permian Inc.[a,b]	104,213	3,362,954
SM Energy Co.	76,287	1,261,024
Southwestern Energy Co.[a]	386,136	2,347,707
Targa Resources Corp.	154,813	6,997,548
Tesoro Corp.	122,242	11,441,851
Valero Energy Corp.	355,283	23,967,391
Whiting Petroleum Corp.[a,b]	285,570	1,573,491
Williams Companies Inc. (The)	657,414	19,906,496
World Fuel Services Corp.	54,055	2,078,415
WPX Energy Inc.[a]	303,094	2,927,888

		915,516,712
PAPER & FOREST PRODUCTS — 0.01%
Domtar Corp.	48,409	1,859,874

		1,859,874
PERSONAL PRODUCTS — 0.18%
Coty Inc. Class A	368,414	6,911,447
Edgewell Personal Care Co.[a]	46,124	3,506,346
Estee Lauder Companies Inc. (The) Class A	172,374	16,544,456
Herbalife Ltd.[a,b]	57,717	4,116,954
Nu Skin Enterprises Inc. Class A	43,009	2,702,686

		33,781,889
PHARMACEUTICALS — 4.54%
Akorn Inc.[a]	65,586	2,199,755
Allergan PLC	267,038	64,914,267

Security	Shares	Value
Bristol-Myers Squibb Co.	1,310,362	$73,013,371
Eli Lilly & Co.	778,447	64,066,188
Endo International PLC[a]	160,366	1,791,288
Johnson & Johnson	2,145,617	283,843,673
Mallinckrodt PLC[a,b]	78,595	3,521,842
Merck & Co. Inc.	2,178,277	139,605,773
Mylan NVa	423,727	16,449,082
Perrigo Co. PLC	101,700	7,680,384
Pfizer Inc.	4,706,238	158,082,535
Zoetis Inc.	390,814	24,378,977

		839,547,135
PROFESSIONAL SERVICES — 0.36%
Dun & Bradstreet Corp. (The)	28,395	3,070,919
Equifax Inc.	94,842	13,033,188
IHS Markit Ltd.[a]	310,700	13,683,228
ManpowerGroup Inc.	52,567	5,869,106
Nielsen Holdings PLC	289,216	11,181,091
Robert Half International Inc.	100,497	4,816,821
TransUnion[a]	101,155	4,381,023
Verisk Analytics Inc. Class Aa	122,728	10,354,561

		66,389,937
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.11%
CBRE Group Inc. Class Aa	241,667	8,796,679
Howard Hughes Corp. (The)[a,b]	28,231	3,467,896
Jones Lang LaSalle Inc.	35,205	4,400,625
Realogy Holdings Corp.	113,048	3,668,407

		20,333,607
ROAD & RAIL — 0.90%
AMERCO	4,804	1,758,552
CSX Corp.	699,793	38,180,706
Genesee & Wyoming Inc. Class Aa,b	47,820	3,270,410
JB Hunt Transport Services Inc.	71,040	6,491,635
Kansas City Southern	86,700	9,073,155
Landstar System Inc.	32,963	2,821,633
Norfolk Southern Corp.	230,118	28,005,361
Old Dominion Freight Line Inc.	48,558	4,624,664
Ryder System Inc.	41,968	3,020,857
Union Pacific Corp.	642,662	69,992,318

		167,239,291

328

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2017

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.39%
Advanced Micro Devices Inc.[a]	654,545	$8,168,722
Analog Devices Inc.	289,356	22,511,897
Applied Materials Inc.	858,521	35,465,502
Broadcom Ltd.	317,329	73,953,523
Cavium Inc.[a]	52,252	3,246,417
Cypress Semiconductor Corp.	245,413	3,349,887
First Solar Inc.[a,b]	58,999	2,352,880
Intel Corp.	3,750,244	126,533,232
KLA-Tencor Corp.	124,819	11,422,187
Lam Research Corp.	127,125	17,979,289
Marvell Technology Group Ltd.	317,418	5,243,745
Maxim Integrated Products Inc.	226,600	10,174,340
Microchip Technology Inc.	168,060	12,970,871
Micron Technology Inc.[a]	824,173	24,609,806
Microsemi Corp.[a]	91,478	4,281,170
NVIDIA Corp.	452,186	65,368,008
NXP Semiconductors NVa	264,804	28,982,798
ON Semiconductor Corp.[a]	325,040	4,563,562
Qorvo Inc.[a,b]	100,830	6,384,556
QUALCOMM Inc.	1,172,650	64,753,733
Skyworks Solutions Inc.	146,441	14,051,014
Teradyne Inc.	164,622	4,943,599
Texas Instruments Inc.	793,833	61,069,573
Versum Materials Inc.	76,008	2,470,260
Xilinx Inc.	202,855	13,047,633

		627,898,204
SOFTWARE — 4.87%
Activision Blizzard Inc.	588,127	33,858,471
Adobe Systems Inc.[a]	389,791	55,132,039
ANSYS Inc.[a]	70,803	8,615,309
Atlassian Corp. PLC Class Aa,b	57,998	2,040,370
Autodesk Inc.[a]	164,894	16,624,613
CA Inc.	250,176	8,623,567
Cadence Design Systems Inc.[a]	219,137	7,338,898
CDK Global Inc.	107,109	6,647,185
Citrix Systems Inc.[a]	124,284	9,890,521
Dell Technologies Inc. Class Va	162,846	9,951,519
Electronic Arts Inc.[a]	238,327	25,195,930
FireEye Inc.[a,b]	118,311	1,799,510
Fortinet Inc.[a]	118,148	4,423,461

Security	Shares	Value
Guidewire Software Inc.[a,b]	56,584	$3,887,887
Intuit Inc.	193,939	25,757,039
Manhattan Associates Inc.[a]	55,996	2,691,168
Microsoft Corp.	5,967,460	411,337,018
Nuance Communications Inc.[a]	227,727	3,964,727
Oracle Corp.	2,287,358	114,688,130
PTC Inc.[a,b]	89,908	4,955,729
Red Hat Inc.[a]	144,727	13,857,610
salesforce.com Inc.[a]	537,560	46,552,696
ServiceNow Inc.[a]	132,772	14,073,832
Splunk Inc.[a,b]	103,304	5,876,965
SS&C Technologies Holdings Inc.[b]	136,596	5,246,652
Symantec Corp.	489,889	13,839,364
Synopsys Inc.[a]	121,704	8,875,873
Tableau Software Inc. Class Aa,b	42,972	2,632,894
Take-Two Interactive Software Inc.[a]	78,751	5,778,748
Tyler Technologies Inc.[a]	26,876	4,721,307
Ultimate Software Group Inc. (The)[a,b]	22,368	4,698,622
VMware Inc. Class Aa,b	56,664	4,954,134
Workday Inc. Class Aa,b	103,551	10,044,447
Zynga Inc. Class Aa	572,103	2,082,455

		900,658,690
SPECIALTY RETAIL — 2.13%
Advance Auto Parts Inc.[b]	57,098	6,657,056
AutoNation Inc.[a,b]	50,882	2,145,185
AutoZone Inc.[a,b]	22,508	12,839,914
Bed Bath & Beyond Inc.	110,334	3,354,154
Best Buy Co. Inc.	209,766	12,025,885
Burlington Stores Inc.[a,b]	55,374	5,093,854
Cabela’s Inc.[a]	39,108	2,323,797
CarMax Inc.[a,b]	146,676	9,249,389
Dick’s Sporting Goods Inc.	68,284	2,719,752
Foot Locker Inc.	106,322	5,239,548
GameStop Corp. Class A	79,904	1,726,725
Gap Inc. (The)	175,046	3,849,262
Home Depot Inc. (The)	955,995	146,649,633
L Brands Inc.	192,635	10,381,100
Lowe’s Companies Inc.	682,278	52,897,013

329

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2017

Security	Shares	Value
Michaels Companies Inc. (The)[a]	72,684	$1,346,108
Murphy USA Inc.[a,b]	28,965	2,146,596
O’Reilly Automotive Inc.[a]	70,993	15,529,009
Penske Automotive Group Inc.	30,013	1,317,871
Ross Stores Inc.	305,098	17,613,307
Sally Beauty Holdings Inc.[a]	115,556	2,340,009
Signet Jewelers Ltd.[b]	55,060	3,481,994
Staples Inc.	508,465	5,120,243
Tiffany & Co.	86,438	8,113,935
TJX Companies Inc. (The)	512,623	36,996,002
Tractor Supply Co.	104,964	5,690,098
Ulta Salon Cosmetics & Fragrance Inc.[a]	46,788	13,444,064
Urban Outfitters Inc.[a,b]	70,041	1,298,560
Williams-Sonoma Inc.	69,070	3,349,895

		394,939,958
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.68%
Apple Inc.	4,151,255	597,863,745
Hewlett Packard Enterprise Co.	1,318,169	21,868,424
HP Inc.	1,347,285	23,550,542
NCR Corp.[a]	97,111	3,966,013
NetApp Inc.	215,070	8,613,553
Western Digital Corp.	231,830	20,540,138
Xerox Corp.	182,186	5,234,204

		681,636,619
TEXTILES, APPAREL & LUXURY GOODS — 0.70%
Carter’s Inc.	39,117	3,479,457
Coach Inc.	223,499	10,580,443
Hanesbrands Inc.	297,230	6,883,847
Kate Spade & Co.[a]	100,926	1,866,122
lululemon athletica Inc.[a,b]	76,593	4,570,304
Michael Kors Holdings Ltd.[a,b]	127,577	4,624,666
NIKE Inc. Class B	1,058,390	62,445,010
PVH Corp.	63,548	7,276,246
Ralph Lauren Corp.	44,598	3,291,332
Skechers U.S.A. Inc. Class Aa	101,857	3,004,782
Under Armour Inc. Class Aa,b	143,184	3,115,684
Under Armour Inc. Class Ca,b	144,830	2,919,773
VF Corp.	263,384	15,170,918

		129,228,584

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.03%
New York Community Bancorp. Inc.	374,541	$4,917,723
TFS Financial Corp.	44,606	690,055

		5,607,778
TOBACCO — 1.63%
Altria Group Inc.	1,537,354	114,486,752
Philip Morris International Inc.	1,237,198	145,308,905
Reynolds American Inc.	658,820	42,849,653

		302,645,310
TRADING COMPANIES & DISTRIBUTORS — 0.24%
Air Lease Corp.	75,204	2,809,621
Fastenal Co.	231,366	10,071,362
HD Supply Holdings Inc.[a]	158,623	4,858,622
MSC Industrial Direct Co. Inc. Class A	34,582	2,972,669
United Rentals Inc.[a]	71,183	8,023,036
Univar Inc.[a]	82,123	2,397,992
Watsco Inc.	24,010	3,702,342
WESCO International Inc.[a]	37,953	2,174,707
WW Grainger Inc.[b]	41,785	7,543,446

		44,553,797
TRANSPORTATION INFRASTRUCTURE — 0.03%
Macquarie Infrastructure Corp.	58,916	4,619,014

		4,619,014
WATER UTILITIES — 0.09%
American Water Works Co. Inc.	142,866	11,136,405
Aqua America Inc.	144,444	4,809,985

		15,946,390
WIRELESS TELECOMMUNICATION SERVICES — 0.11%
Sprint Corp.[a,b]	499,558	4,101,371
T-Mobile U.S. Inc.[a]	228,032	13,823,300
Telephone & Data Systems Inc.	74,608	2,070,372
U.S. Cellular Corp.[a]	10,181	390,136

		20,385,179

TOTAL COMMON STOCKS
(Cost: $15,841,102,871)		18,463,407,751

330

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.92%

MONEY MARKET FUNDS — 1.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[d,e,f]	325,477,217	$325,574,861
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[d,e]	30,497,121	30,497,121

		356,071,982

TOTAL SHORT-TERM INVESTMENTS
(Cost: $356,011,980)		356,071,982

TOTAL INVESTMENTS IN SECURITIES — 101.66%
(Cost: $16,197,114,851)[g]		18,819,479,733
Other Assets, Less Liabilities — (1.66)%		(306,986,285)

NET ASSETS — 100.00%		$18,512,493,448

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $16,443,838,580. Net unrealized appreciation was $2,375,641,153, of which $3,278,681,999 represented gross unrealized appreciation on securities and $903,040,846 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	96,214	6,383	(3,348)	99,249	$41,923,770	$247,043	$670,246
PNC Financial Services Group Inc. (The)	384,785	25,264	(25,252)	384,797	48,049,601	209,969	619,397

					$89,973,371	$457,012	$1,289,643

Schedule 2 — Futures Contracts

Futures contracts outstanding as of June 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	355	Sep. 2017	Chicago Mercantile	$43,115,268	$42,970,975	$(144,293)
S&P MidCap 400 E-Mini	23	Sep. 2017	Chicago Mercantile	3,997,582	4,016,030	18,448

Net unrealized depreciation						$(125,845)

331

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$18,463,407,751	$—	$—	$18,463,407,751
Money market funds	356,071,982	—	—	356,071,982

Total	$18,819,479,733	$—	$—	$18,819,479,733

Derivative financial instruments[a]:
Assets:
Futures contracts	$18,448	$—	$—	$18,448
Liabilities:
Futures contracts	(144,293)	—	—	(144,293)

Total	$(125,845)	$—	$—	$(125,845)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

332

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.73%

AEROSPACE & DEFENSE — 2.67%
Boeing Co. (The)	1,766,578	$349,340,800
BWX Technologies Inc.	290,472	14,160,510
General Dynamics Corp.	329,850	65,343,285
HEICO Corp.	71,262	5,119,462
HEICO Corp. Class A	149,355	9,267,478
Hexcel Corp.	187,139	9,879,068
Huntington Ingalls Industries Inc.	116,327	21,655,434
Lockheed Martin Corp.	700,212	194,385,853
Northrop Grumman Corp.	500,865	128,577,054
Raytheon Co.	338,207	54,613,666
Rockwell Collins Inc.	503,179	52,874,049
TransDigm Group Inc.[a]	149,402	40,169,716

		945,386,375
AIR FREIGHT & LOGISTICS — 1.34%
CH Robinson Worldwide Inc.	434,651	29,851,831
Expeditors International of Washington Inc.	392,378	22,161,509
FedEx Corp.	768,689	167,059,180
United Parcel Service Inc. Class B	2,142,639	236,954,447
XPO Logistics Inc.[b]	251,914	16,281,202

		472,308,169
AIRLINES — 0.47%
Alaska Air Group Inc.	307,042	27,560,090
American Airlines Group Inc.	597,383	30,060,312
Copa Holdings SA Class A	7,047	824,499
Southwest Airlines Co.	1,743,084	108,315,240

		166,760,141
AUTO COMPONENTS — 0.35%
BorgWarner Inc.	77,016	3,262,398
Delphi Automotive PLC	830,848	72,823,827
Gentex Corp.	564,769	10,713,668
Lear Corp.	176,586	25,089,339
Visteon Corp.[b]	100,324	10,239,067

		122,128,299
AUTOMOBILES — 0.52%
Harley-Davidson Inc.	395,598	21,370,204
Tesla Inc.[a,b]	403,371	145,862,987
Thor Industries Inc.	152,918	15,982,990

		183,216,181

Security	Shares	Value
BANKS — 0.27%
Bank of the Ozarks Inc.	163,162	$7,647,403
East West Bancorp. Inc.	27,143	1,590,037
First Republic Bank/CA	389,551	38,994,055
Pinnacle Financial Partners Inc.	69,746	4,380,049
Signature Bank/New York NYb	98,776	14,177,319
SVB Financial Group[a,b]	120,331	21,152,986
Western Alliance Bancorp.[b]	170,583	8,392,684

		96,334,533
BEVERAGES — 3.09%
Brown-Forman Corp. Class A	150,019	7,395,937
Brown-Forman Corp. Class B	518,560	25,202,016
Coca-Cola Co. (The)	8,929,273	400,477,894
Constellation Brands Inc. Class A	502,228	97,296,630
Dr Pepper Snapple Group Inc.	568,576	51,802,959
Monster Beverage Corp.[b]	1,282,267	63,703,025
PepsiCo Inc.	3,861,053	445,913,011

		1,091,791,472
BIOTECHNOLOGY — 4.89%
AbbVie Inc.	4,947,898	358,772,084
ACADIA Pharmaceuticals Inc.[a,b]	299,198	8,344,632
Agios Pharmaceuticals Inc.[a,b]	118,974	6,121,212
Alexion Pharmaceuticals Inc.[b]	545,148	66,328,157
Alkermes PLC[b]	471,955	27,359,231
Alnylam Pharmaceuticals Inc.[a,b]	202,670	16,164,959
Amgen Inc.	658,098	113,344,219
Biogen Inc.[b]	618,971	167,963,971
BioMarin Pharmaceutical Inc.[b]	540,988	49,132,530
Bioverativ Inc.[b]	335,793	20,204,665
Celgene Corp.[b]	2,406,304	312,506,700
Exelixis Inc.[b]	895,289	22,050,968
Gilead Sciences Inc.	2,888,804	204,469,547
Incyte Corp.[b]	522,481	65,785,583
Intercept Pharmaceuticals Inc.[a,b]	55,468	6,715,511
Intrexon Corp.[a,b]	123,055	2,964,395
Ionis Pharmaceuticals Inc.[a,b]	382,610	19,463,371
Neurocrine Biosciences Inc.[a,b]	270,652	12,449,992
OPKO Health Inc.[a,b]	112,883	742,770

333

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2017

Security	Shares	Value
Regeneron Pharmaceuticals Inc.[b]	243,122	$119,406,939
Seattle Genetics Inc.[a,b]	296,424	15,336,978
TESARO Inc.[a,b]	115,016	16,086,138
Vertex Pharmaceuticals Inc.[b]	771,631	99,440,087

		1,731,154,639
BUILDING PRODUCTS — 0.37%
Allegion PLC	295,544	23,974,529
AO Smith Corp.	445,899	25,117,491
Armstrong World Industries Inc.[a,b]	136,566	6,282,036
Fortune Brands Home & Security Inc.	455,464	29,714,471
Lennox International Inc.	109,836	20,170,283
Masco Corp.	644,004	24,607,393

		129,866,203
CAPITAL MARKETS — 1.85%
Ameriprise Financial Inc.	425,218	54,125,999
BGC Partners Inc. Class A	180,754	2,284,731
CBOE Holdings Inc.	342,043	31,262,730
Charles Schwab Corp. (The)	2,924,325	125,629,002
Eaton Vance Corp. NVS	342,715	16,217,274
FactSet Research Systems Inc.	117,836	19,581,987
Federated Investors Inc. Class B NVS	82,161	2,321,048
Intercontinental Exchange Inc.	865,770	57,071,559
Invesco Ltd.	202,609	7,129,811
Lazard Ltd. Class A	334,619	15,502,898
Legg Mason Inc.	62,876	2,399,348
LPL Financial Holdings Inc.	273,489	11,612,343
MarketAxess Holdings Inc.	113,672	22,859,439
Moody’s Corp.	515,670	62,746,726
Morningstar Inc.	52,430	4,107,366
MSCI Inc.	275,550	28,378,895
Raymond James Financial Inc.	103,228	8,280,950
S&P Global Inc.	800,465	116,859,885
SEI Investments Co.	415,008	22,319,130
State Street Corp.	59,277	5,318,925
T Rowe Price Group Inc.	113,211	8,401,388
TD Ameritrade Holding Corp.	701,127	30,141,450

		654,552,884

Security	Shares	Value
CHEMICALS — 2.84%
Albemarle Corp.	63,945	$6,748,755
Axalta Coating Systems Ltd.[b]	658,669	21,103,755
Celanese Corp. Series A	258,059	24,500,121
Chemours Co. (The)	572,624	21,713,902
Ecolab Inc.	796,734	105,766,439
EI du Pont de Nemours & Co.	2,696,612	217,643,555
FMC Corp.	414,613	30,287,480
Huntsman Corp.	301,127	7,781,122
International Flavors & Fragrances Inc.	245,091	33,087,285
LyondellBasell Industries NV Class A	446,830	37,707,984
Monsanto Co.	1,361,765	161,178,505
NewMarket Corp.	20,784	9,570,616
Platform Specialty Products Corp.[b]	313,843	3,979,529
PPG Industries Inc.	739,807	81,349,178
Praxair Inc.	778,372	103,173,209
RPM International Inc.	372,205	20,303,783
Scotts Miracle-Gro Co. (The) Class A	122,796	10,985,330
Sherwin-Williams Co. (The)	254,263	89,236,142
Westlake Chemical Corp.	55,168	3,652,673
WR Grace & Co.	211,120	15,202,751

		1,004,972,114
COMMERCIAL SERVICES & SUPPLIES — 0.49%
Cintas Corp.	264,922	33,390,769
Clean Harbors Inc.[b]	114,240	6,378,019
Copart Inc.[a,b]	615,226	19,558,035
KAR Auction Services Inc.	424,825	17,829,905
Rollins Inc.	289,194	11,773,088
Waste Management Inc.	1,133,689	83,156,088

		172,085,904
COMMUNICATIONS EQUIPMENT — 0.32%
Arista Networks Inc.[a,b]	163,977	24,562,115
CommScope Holding Co. Inc.[a,b]	298,813	11,363,859
F5 Networks Inc.[b]	200,785	25,511,742
Harris Corp.	97,140	10,596,031
Motorola Solutions Inc.	47,645	4,132,727
Palo Alto Networks Inc.[a,b]	275,995	36,930,891

		113,097,365

334

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2017

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 0.01%
Quanta Services Inc.[a,b]	114,787	$3,778,788

		3,778,788
CONSTRUCTION MATERIALS — 0.28%
Eagle Materials Inc.[a]	145,393	13,437,221
Martin Marietta Materials Inc.	176,156	39,208,802
Vulcan Materials Co.	379,391	48,061,252

		100,707,275
CONSUMER FINANCE — 0.04%
Capital One Financial Corp.	94,067	7,771,816
Credit Acceptance Corp.[a,b]	31,346	8,060,310

		15,832,126
CONTAINERS & PACKAGING — 0.65%
AptarGroup Inc.	46,154	4,008,936
Ardagh Group SA	30,465	688,814
Avery Dennison Corp.	258,330	22,828,622
Ball Corp.	593,654	25,058,135
Berry Global Group Inc.[b]	401,355	22,881,249
Crown Holdings Inc.[a,b]	283,482	16,912,536
Graphic Packaging Holding Co.	656,704	9,049,381
International Paper Co.	1,161,505	65,752,798
Owens-Illinois Inc.[a,b]	393,767	9,418,907
Packaging Corp. of America	289,503	32,247,739
Sealed Air Corp.	308,260	13,797,718
Silgan Holdings Inc.	218,644	6,948,506

		229,593,341
DISTRIBUTORS — 0.10%
Genuine Parts Co.	167,628	15,549,173
LKQ Corp.[b]	135,093	4,451,315
Pool Corp.	124,460	14,632,762

		34,633,250
DIVERSIFIED CONSUMER SERVICES — 0.14%
Bright Horizons Family Solutions Inc.[b]	156,689	12,097,958
H&R Block Inc.	98,760	3,052,671
Service Corp. International/U.S.	553,656	18,519,793
ServiceMaster Global Holdings Inc.[b]	416,298	16,314,719

		49,985,141

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.02%
Leucadia National Corp.	237,658	$6,217,133
Voya Financial Inc.[a]	33,445	1,233,786

		7,450,919
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.85%
Verizon Communications Inc.	6,344,446	283,342,958
Zayo Group Holdings Inc.[a,b]	576,093	17,801,274

		301,144,232
ELECTRICAL EQUIPMENT — 0.37%
Acuity Brands Inc.[a]	92,839	18,872,312
AMETEK Inc.	124,251	7,525,883
Emerson Electric Co.	283,229	16,886,113
Hubbell Inc.	108,565	12,286,301
Rockwell Automation Inc.	398,350	64,516,766
Sensata Technologies Holding NVb	265,877	11,358,265

		131,445,640
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.65%
Amphenol Corp. Class A	927,035	68,433,724
CDW Corp./DE	484,462	30,293,409
Cognex Corp.	257,144	21,831,526
Coherent Inc.[b]	75,695	17,030,618
Corning Inc.	163,162	4,903,018
FLIR Systems Inc.	224,043	7,765,330
IPG Photonics Corp.[a,b]	111,302	16,149,920
National Instruments Corp.	259,937	10,454,666
Trimble Inc.[b]	614,392	21,915,363
Universal Display Corp.[a]	128,850	14,076,862
Zebra Technologies Corp. Class Aa,b	162,010	16,285,245

		229,139,681
ENERGY EQUIPMENT & SERVICES — 0.23%
Halliburton Co.	1,816,823	77,596,511
RPC Inc.[a]	165,334	3,341,400

		80,937,911
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.55%
American Tower Corp.	1,311,047	173,477,739
Boston Properties Inc.	76,337	9,390,978
CoreSite Realty Corp.	105,047	10,875,516
Crown Castle International Corp.	1,134,541	113,658,317

335

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2017

Security	Shares	Value
CubeSmart[a]	378,694	$9,103,804
CyrusOne Inc.[a]	235,689	13,139,662
Digital Realty Trust Inc.[a]	347,136	39,209,011
Douglas Emmett Inc.	363,768	13,899,575
DuPont Fabros Technology Inc.[a]	240,019	14,679,562
Equinix Inc.	241,045	103,446,872
Equity Lifestyle Properties Inc.[a]	252,135	21,769,336
Extra Space Storage Inc.[a]	319,944	24,955,632
Federal Realty Investment Trust	86,262	10,902,654
Gaming and Leisure Properties Inc.[a]	195,743	7,373,639
Hudson Pacific Properties Inc.	49,878	1,705,329
Iron Mountain Inc.[a]	711,028	24,430,922
Lamar Advertising Co. Class Aa	229,481	16,882,917
Outfront Media Inc.[a]	65,117	1,505,505
Public Storage[a]	459,116	95,739,459
SBA Communications Corp.[a,b]	372,347	50,229,610
Simon Property Group Inc.[a]	874,177	141,406,872
Tanger Factory Outlet Centers Inc.[a]	19,441	505,077
Taubman Centers Inc.[a]	88,143	5,248,916

		903,536,904
FOOD & STAPLES RETAILING — 1.11%
Costco Wholesale Corp.	1,355,569	216,796,150
Kroger Co. (The)	1,527,885	35,630,278
Rite Aid Corp.[a,b]	1,519,758	4,483,286
Sprouts Farmers Market Inc.[b]	416,456	9,441,057
Sysco Corp.	1,528,569	76,932,878
Walgreens Boots Alliance Inc.	540,676	42,340,338
Whole Foods Market Inc.	156,906	6,607,312

		392,231,299
FOOD PRODUCTS — 0.66%
Blue Buffalo Pet Products Inc.[a,b]	289,462	6,602,628
Campbell Soup Co.	363,819	18,973,161
General Mills Inc.	1,272,032	70,470,573
Hershey Co. (The)	387,448	41,600,292
Kellogg Co.	709,541	49,284,718
Lamb Weston Holdings Inc.	104,760	4,613,630
McCormick & Co. Inc./MD NVS	352,157	34,338,829

Security	Shares	Value
Pilgrim’s Pride Corp.[a,b]	146,063	$3,201,701
TreeHouse Foods Inc.[a,b]	50,607	4,134,086

		233,219,618
HEALTH CARE EQUIPMENT & SUPPLIES — 2.72%
ABIOMED Inc.[a,b]	125,476	17,980,711
Align Technology Inc.[b]	246,369	36,984,914
Baxter International Inc.	143,895	8,711,403
Becton Dickinson and Co.	693,935	135,393,658
Boston Scientific Corp.[b]	4,247,549	117,742,058
Cooper Companies Inc. (The)[a]	116,425	27,874,473
CR Bard Inc.	225,053	71,141,504
DexCom Inc.[a,b]	265,019	19,386,140
Edwards Lifesciences Corp.[a,b]	648,408	76,667,762
Hill-Rom Holdings Inc.	190,724	15,183,538
Hologic Inc.[a,b]	490,930	22,278,403
IDEXX Laboratories Inc.[b]	270,469	43,659,106
Intuitive Surgical Inc.[a,b]	113,369	106,041,962
Medtronic PLC	310,809	27,584,299
ResMed Inc.	432,555	33,683,058
Stryker Corp.	1,055,406	146,469,245
Teleflex Inc.	23,542	4,891,086
Varian Medical Systems Inc.[a,b]	283,039	29,206,794
West Pharmaceutical Services Inc.	226,950	21,451,314

		962,331,428
HEALTH CARE PROVIDERS & SERVICES — 2.79%
Aetna Inc.	323,986	49,190,794
AmerisourceBergen Corp.	491,257	46,438,524
Centene Corp.[b]	66,467	5,309,384
Cigna Corp.	674,253	112,863,210
Express Scripts Holding Co.[b]	126,763	8,092,550
HCA Healthcare Inc.[b]	65,195	5,685,004
Henry Schein Inc.[a,b]	245,207	44,877,785
Humana Inc.	421,051	101,313,291
LifePoint Health Inc.[b]	19,271	1,294,048
McKesson Corp.	68,380	11,251,245
Patterson Companies Inc.	24,605	1,155,205
Premier Inc.[a,b]	40,838	1,470,168
UnitedHealth Group Inc.	2,978,442	552,262,716
VCA Inc.[b]	242,509	22,386,006
WellCare Health Plans Inc.[b]	127,000	22,804,120

		986,394,050

336

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2017

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 0.27%
athenahealth Inc.[a,b]	122,216	$17,177,459
Cerner Corp.[a,b]	892,763	59,341,957
Veeva Systems Inc. Class Aa,b	332,060	20,358,598

		96,878,014
HOTELS, RESTAURANTS & LEISURE — 3.53%
Aramark	314,889	12,904,151
Chipotle Mexican Grill Inc.[a,b]	78,425	32,632,642
Choice Hotels International Inc.	103,452	6,646,791
Darden Restaurants Inc.	386,227	34,930,370
Domino’s Pizza Inc.	148,705	31,455,569
Dunkin’ Brands Group Inc.	285,422	15,732,461
Extended Stay America Inc.	288,066	5,576,958
Hilton Grand Vacations Inc.[b]	183,459	6,615,531
Hilton Worldwide Holdings Inc.	525,936	32,529,142
Las Vegas Sands Corp.	1,120,319	71,577,181
Marriott International Inc./MD Class A	981,550	98,459,280
McDonald’s Corp.	2,535,141	388,282,196
MGM Resorts International	125,092	3,914,129
Panera Bread Co. Class Ab	66,968	21,070,811
Six Flags Entertainment Corp.	220,688	13,155,212
Starbucks Corp.	4,382,665	255,553,196
Vail Resorts Inc.	122,838	24,915,231
Wendy’s Co. (The)	571,450	8,863,189
Wyndham Worldwide Corp.	316,787	31,808,583
Wynn Resorts Ltd.	247,730	33,225,548
Yum China Holdings Inc.[b]	988,701	38,984,480
Yum! Brands Inc.	1,082,106	79,816,139

		1,248,648,790
HOUSEHOLD DURABLES — 0.28%
DR Horton Inc.	581,228	20,093,052
Leggett & Platt Inc.	328,995	17,282,107
Mohawk Industries Inc.[b]	12,091	2,922,274
NVR Inc.[b]	10,336	24,916,065
PulteGroup Inc.	277,640	6,810,509
Tempur Sealy International Inc.[a,b]	55,326	2,953,855
Toll Brothers Inc.	212,896	8,411,521
Tupperware Brands Corp.	156,935	11,021,545
Whirlpool Corp.	21,377	4,096,261

		98,507,189

Security	Shares	Value
HOUSEHOLD PRODUCTS — 0.82%
Church & Dwight Co. Inc.	764,659	$39,670,509
Clorox Co. (The)	341,196	45,460,955
Colgate-Palmolive Co.	422,440	31,315,477
Energizer Holdings Inc.	189,642	9,106,609
Kimberly-Clark Corp.	936,750	120,943,792
Procter & Gamble Co. (The)	405,712	35,357,801
Spectrum Brands Holdings Inc.	75,815	9,479,908

		291,335,051
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.01%
NRG Energy Inc.	182,778	3,147,437

		3,147,437
INDUSTRIAL CONGLOMERATES — 2.13%
3M Co.	1,801,440	375,041,793
General Electric Co.	4,698,999	126,919,963
Honeywell International Inc.	1,381,244	184,106,013
Roper Technologies Inc.	295,068	68,317,094

		754,384,863
INSURANCE — 1.16%
Allstate Corp. (The)	313,130	27,693,217
American International Group Inc.	346,747	21,678,622
Aon PLC	808,187	107,448,462
Arch Capital Group Ltd.[b]	47,833	4,462,341
Arthur J Gallagher & Co.	378,262	21,655,500
Aspen Insurance Holdings Ltd.	57,611	2,871,908
Assurant Inc.	34,534	3,580,830
Erie Indemnity Co. Class A	56,165	7,024,557
Marsh & McLennan Companies Inc.	1,596,280	124,445,989
Progressive Corp. (The)	1,798,212	79,283,167
RenaissanceRe Holdings Ltd.	5,123	712,353
XL Group Ltd.	257,433	11,275,565

		412,132,511
INTERNET & DIRECT MARKETING RETAIL — 4.98%
Amazon.com Inc.[b]	1,234,430	1,194,928,240
Expedia Inc.	376,449	56,072,079
Liberty Expedia Holdings Inc. Class Ab	28,766	1,553,939
Liberty Interactive Corp. QVC Group Series Aa,b	720,287	17,675,843
Netflix Inc.[b]	1,273,994	190,347,443

337

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2017

Security	Shares	Value
Priceline Group Inc. (The)[a,b]	152,407	$285,080,342
TripAdvisor Inc.[a,b]	160,789	6,142,140
Wayfair Inc. Class Aa,b	118,883	9,139,725

		1,760,939,751
INTERNET SOFTWARE & SERVICES — 8.28%
Alphabet Inc. Class Ab	924,726	859,699,268
Alphabet Inc. Class Cb	939,401	853,661,871
CoStar Group Inc.[a,b]	99,524	26,234,526
Facebook Inc. Class Ab	7,251,555	1,094,839,774
GoDaddy Inc. Class Aa,b	242,585	10,290,456
IAC/InterActiveCorp[b]	216,294	22,330,192
LogMeIn Inc.	100,568	10,509,356
Match Group Inc.[a,b]	113,268	1,968,598
Pandora Media Inc.[a,b]	699,682	6,241,163
Twitter Inc.[a,b]	130,671	2,335,091
VeriSign Inc.[a,b]	272,047	25,289,489
Zillow Group Inc. Class Aa,b	112,621	5,500,410
Zillow Group Inc. Class Ca,b	225,558	11,054,597

		2,929,954,791
IT SERVICES — 7.20%
Accenture PLC Class A	1,925,843	238,188,262
Alliance Data Systems Corp.	150,522	38,637,492
Automatic Data Processing Inc.	1,389,838	142,402,801
Black Knight Financial Services Inc. Class Aa,b	89,153	3,650,815
Booz Allen Hamilton Holding Corp.	426,635	13,882,703
Broadridge Financial Solutions Inc.	363,188	27,442,485
Cognizant Technology Solutions Corp. Class A	1,815,658	120,559,691
CoreLogic Inc./U.S.[b]	152,518	6,616,231
CSRA Inc.	501,732	15,929,991
DST Systems Inc.	19,368	1,195,006
DXC Technology Co.	878,227	67,377,575
Euronet Worldwide Inc.[a,b]	155,477	13,584,026
Fidelity National Information Services Inc.	580,215	49,550,361
First Data Corp. Class Aa,b	1,144,741	20,834,286
Fiserv Inc.[b]	659,088	80,632,826
FleetCor Technologies Inc.[a,b]	284,646	41,048,800
Gartner Inc.[a,b]	271,549	33,539,017

Security	Shares	Value
Genpact Ltd.	419,381	$11,671,373
Global Payments Inc.	470,765	42,519,495
International Business Machines Corp.	1,833,713	282,080,071
Jack Henry & Associates Inc.	239,965	24,925,165
MasterCard Inc. Class A	2,926,212	355,388,447
Paychex Inc.	997,495	56,797,365
PayPal Holdings Inc.[a,b]	3,516,070	188,707,477
Sabre Corp.	503,958	10,971,166
Square Inc. Class Aa,b	687,869	16,137,407
Total System Services Inc.	562,475	32,764,169
Vantiv Inc. Class Aa,b	497,709	31,524,888
Visa Inc. Class Aa	5,740,356	538,330,586
Western Union Co. (The)	1,471,958	28,040,800
WEX Inc.[b]	97,049	10,119,299

		2,545,050,076
LEISURE PRODUCTS — 0.18%
Brunswick Corp./DE	224,485	14,081,944
Hasbro Inc.	266,505	29,717,973
Mattel Inc.	202,014	4,349,361
Polaris Industries Inc.[a]	182,573	16,838,708

		64,987,986
LIFE SCIENCES TOOLS & SERVICES — 0.99%
Agilent Technologies Inc.	251,609	14,922,930
Bio-Techne Corp.	114,511	13,455,043
Bruker Corp.	117,523	3,389,363
Charles River Laboratories International Inc.[b]	145,877	14,755,459
Illumina Inc.[a,b]	452,047	78,439,195
Mettler-Toledo International Inc.[b]	78,137	45,986,750
Patheon NVa,b	104,612	3,648,867
PerkinElmer Inc.	66,772	4,549,844
QIAGEN NV	233,861	7,841,359
Quintiles IMS Holdings Inc.[b]	257,289	23,027,366
Thermo Fisher Scientific Inc.	546,303	95,313,484
Waters Corp.[b]	236,292	43,439,921

		348,769,581
MACHINERY — 2.35%
Allison Transmission Holdings Inc.	413,758	15,520,063
Caterpillar Inc.	1,598,240	171,746,870
Cummins Inc.	158,725	25,748,370

338

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2017

Security	Shares	Value
Deere & Co.	988,001	$122,107,044
Donaldson Co. Inc.	378,378	17,231,334
Dover Corp.	51,302	4,115,446
Fortive Corp.	862,058	54,611,374
Gardner Denver Holdings Inc.[b]	128,468	2,776,194
Graco Inc.	170,728	18,657,156
IDEX Corp.	220,319	24,898,250
Illinois Tool Works Inc.	945,681	135,468,803
Ingersoll-Rand PLC	398,384	36,408,314
Lincoln Electric Holdings Inc.	182,125	16,771,891
Middleby Corp. (The)[a,b]	175,424	21,315,770
Nordson Corp.	178,217	21,621,286
Parker-Hannifin Corp.	354,885	56,717,721
Snap-on Inc.	23,551	3,721,058
Stanley Black & Decker Inc.	53,082	7,470,230
Toro Co. (The)	326,719	22,638,360
WABCO Holdings Inc.[a,b]	155,918	19,881,104
Wabtec Corp./DEa	85,024	7,779,696
Welbilt Inc.[a,b]	398,372	7,509,312
Xylem Inc./NY	289,576	16,051,198

		830,766,844
MEDIA — 3.66%
AMC Networks Inc. Class Aa,b	174,565	9,323,517
Cable One Inc.	14,244	10,126,060
CBS Corp. Class B NVS	1,105,552	70,512,107
Charter Communications Inc. Class Ab	413,944	139,437,036
Comcast Corp. Class A	13,535,127	526,787,143
DISH Network Corp. Class Ab	527,831	33,126,674
Interpublic Group of Companies Inc. (The)	1,033,105	25,414,383
Lions Gate Entertainment Corp. Class A	104,009	2,935,134
Lions Gate Entertainment Corp. Class Ba,b	197,661	5,194,531
Live Nation Entertainment Inc.[a,b]	415,023	14,463,551
Madison Square Garden Co. (The)[a,b]	5,693	1,120,952
Omnicom Group Inc.	716,930	59,433,497
Regal Entertainment Group Class A	92,183	1,886,064
Scripps Networks Interactive Inc. Class A	146,587	10,013,358

Security	Shares	Value
Sirius XM Holdings Inc.[a]	4,334,775	$23,711,219
Twenty-First Century Fox Inc. Class A NVS	165,050	4,677,517
Twenty-First Century Fox Inc. Class B	69,361	1,933,091
Walt Disney Co. (The)	3,321,201	352,877,606

		1,292,973,440
METALS & MINING — 0.08%
Freeport-McMoRan Inc.[b]	831,990	9,992,200
Royal Gold Inc.	74,727	5,841,410
Southern Copper Corp.	226,905	7,857,720
Steel Dynamics Inc.	102,427	3,667,911

		27,359,241
MULTILINE RETAIL — 0.25%
Dollar General Corp.	326,464	23,534,790
Dollar Tree Inc.[b]	674,799	47,181,946
Nordstrom Inc.	363,783	17,399,741

		88,116,477
OIL, GAS & CONSUMABLE FUELS — 0.56%
Antero Resources Corp.[a,b]	352,473	7,616,942
Apache Corp.	61,467	2,946,113
Cabot Oil & Gas Corp.	1,006,388	25,240,211
Cheniere Energy Inc.[a,b]	418,579	20,388,983
Chesapeake Energy Corp.[a,b]	149,747	744,243
Cimarex Energy Co.	271,091	25,485,265
Continental Resources Inc./OKa,b	112,967	3,652,223
Devon Energy Corp.	136,448	4,362,243
Diamondback Energy Inc.[a,b]	65,401	5,808,263
EOG Resources Inc.	168,376	15,241,395
Gulfport Energy Corp.[a,b]	48,865	720,759
Laredo Petroleum Inc.[a,b]	502,399	5,285,237
Newfield Exploration Co.[a,b]	616,753	17,552,790
ONEOK Inc.	650,421	33,925,959
Parsley Energy Inc. Class Aa,b	471,706	13,089,841
RSP Permian Inc.[b]	204,743	6,607,057
Williams Companies Inc. (The)	367,309	11,122,117

		199,789,641
PERSONAL PRODUCTS — 0.24%
Estee Lauder Companies Inc. (The) Class A	676,993	64,977,788
Herbalife Ltd.[a,b]	217,657	15,525,474

339

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2017

Security	Shares	Value
Nu Skin Enterprises Inc. Class A	46,406	$2,916,153

		83,419,415
PHARMACEUTICALS — 1.96%
Akorn Inc.[b]	263,484	8,837,253
Bristol-Myers Squibb Co.	2,517,568	140,278,889
Eli Lilly & Co.	3,033,853	249,686,102
Johnson & Johnson	1,281,936	169,587,314
Merck & Co. Inc.	467,824	29,982,840
Zoetis Inc.	1,526,140	95,200,613

		693,573,011
PROFESSIONAL SERVICES — 0.45%
Dun & Bradstreet Corp. (The)	43,015	4,652,072
Equifax Inc.	369,374	50,759,375
IHS Markit Ltd.[b]	691,633	30,459,517
Robert Half International Inc.	376,080	18,025,515
TransUnion[a,b]	395,057	17,109,919
Verisk Analytics Inc. Class Ab	469,844	39,640,738

		160,647,136
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.04%
CBRE Group Inc. Class Ab	399,848	14,554,467

		14,554,467
ROAD & RAIL — 1.21%
CSX Corp.	2,453,998	133,890,131
JB Hunt Transport Services Inc.	264,270	24,148,993
Landstar System Inc.	129,339	11,071,418
Old Dominion Freight Line Inc.[a]	123,859	11,796,331
Union Pacific Corp.	2,276,252	247,906,605

		428,813,478
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.41%
Advanced Micro Devices Inc.[b]	2,556,072	31,899,779
Analog Devices Inc.	1,122,437	87,325,599
Applied Materials Inc.	3,352,604	138,496,071
Broadcom Ltd.	1,239,239	288,804,649
Cavium Inc.[b]	204,080	12,679,490
Cypress Semiconductor Corp.	85,658	1,169,232
KLA-Tencor Corp.	486,537	44,523,001
Lam Research Corp.	500,492	70,784,584
Maxim Integrated Products Inc.	871,937	39,149,971

Security	Shares	Value
Microchip Technology Inc.	657,009	$50,707,955
Micron Technology Inc.[b]	2,456,122	73,339,803
Microsemi Corp.[b]	289,709	13,558,381
NVIDIA Corp.	1,765,849	255,271,131
NXP Semiconductors NVb	585,327	64,064,040
ON Semiconductor Corp.[a,b]	1,220,827	17,140,411
Qorvo Inc.[a,b]	204,361	12,940,138
Skyworks Solutions Inc.	571,905	54,874,285
Teradyne Inc.	574,506	17,252,415
Texas Instruments Inc.	3,099,961	238,480,000
Versum Materials Inc.	30,314	985,205
Xilinx Inc.	730,267	46,970,773

		1,560,416,913
SOFTWARE — 8.45%
Activision Blizzard Inc.	2,296,725	132,222,458
Adobe Systems Inc.[b]	1,533,900	216,954,816
ANSYS Inc.[b]	264,517	32,186,429
Atlassian Corp. PLC Class Aa,b	226,505	7,968,446
Autodesk Inc.[b]	526,711	53,103,003
Cadence Design Systems Inc.[b]	859,117	28,771,828
CDK Global Inc.	429,424	26,650,053
Citrix Systems Inc.[a,b]	468,462	37,280,206
Dell Technologies Inc. Class Vb	635,948	38,862,782
Electronic Arts Inc.[b]	930,659	98,389,269
Fortinet Inc.[b]	456,024	17,073,539
Guidewire Software Inc.[a,b]	90,134	6,193,107
Intuit Inc.	754,869	100,254,152
Manhattan Associates Inc.[b]	211,542	10,166,709
Microsoft Corp.	23,303,549	1,606,313,633
Oracle Corp.	723,498	36,276,190
PTC Inc.[b]	355,437	19,591,687
Red Hat Inc.[b]	549,440	52,608,880
salesforce.com Inc.[b]	2,099,256	181,795,570
ServiceNow Inc.[b]	518,526	54,963,756
Splunk Inc.[a,b]	426,619	24,270,355
SS&C Technologies Holdings Inc.	490,817	18,852,281
Symantec Corp.	1,914,724	54,090,953
Synopsys Inc.[b]	42,082	3,069,040
Tableau Software Inc. Class Aa,b	185,286	11,352,473
Take-Two Interactive Software Inc.[b]	307,499	22,564,277

340

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2017

Security	Shares	Value
Tyler Technologies Inc.[a,b]	106,811	$18,763,488
Ultimate Software Group Inc. (The)[a,b]	88,133	18,513,218
VMware Inc. Class Aa,b	221,284	19,346,860
Workday Inc. Class Aa,b	404,374	39,224,278

		2,987,673,736
SPECIALTY RETAIL — 3.55%
Advance Auto Parts Inc.	58,858	6,862,254
AutoZone Inc.[a,b]	75,219	42,909,431
Burlington Stores Inc.[a,b]	122,667	11,284,137
CarMax Inc.[a,b]	576,594	36,360,018
Dick’s Sporting Goods Inc.	200,122	7,970,859
Floor & Decor Holdings Inc. Class Ab	31,598	1,240,538
Foot Locker Inc.	28,339	1,396,546
Gap Inc. (The)	41,708	917,159
Home Depot Inc. (The)	3,733,276	572,684,538
L Brands Inc.	128,692	6,935,212
Lowe’s Companies Inc.	2,663,639	206,511,932
Michaels Companies Inc. (The)[b]	275,562	5,103,408
O’Reilly Automotive Inc.[a,b]	280,645	61,388,287
Ross Stores Inc.	1,191,494	68,784,949
Sally Beauty Holdings Inc.[a,b]	147,367	2,984,182
TJX Companies Inc. (The)	2,001,838	144,472,648
Tractor Supply Co.	394,033	21,360,529
Ulta Salon Cosmetics & Fragrance Inc.[b]	183,169	52,631,780
Williams-Sonoma Inc.	52,271	2,535,144

		1,254,333,551
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.76%
Apple Inc.	16,211,126	2,334,726,367
NCR Corp.[a,b]	364,507	14,886,466
NetApp Inc.	720,429	28,853,181
Western Digital Corp.	129,440	11,468,384

		2,389,934,398
TEXTILES, APPAREL & LUXURY GOODS — 1.08%
Carter’s Inc.	147,762	13,143,430
Coach Inc.	154,477	7,312,941
Hanesbrands Inc.	1,113,177	25,781,179
Kate Spade & Co.[b]	377,858	6,986,595
lululemon athletica Inc.[a,b]	300,116	17,907,922
Michael Kors Holdings Ltd.[a,b]	35,304	1,279,770
NIKE Inc. Class B	4,105,204	242,207,036

Security	Shares	Value
Skechers U.S.A. Inc. Class Ab	175,000	$5,162,500
Under Armour Inc. Class Aa,b	415,247	9,035,775
Under Armour Inc. Class Ca,b	421,427	8,495,968
VF Corp.	762,175	43,901,280

		381,214,396
TOBACCO — 1.70%
Altria Group Inc.	6,003,553	447,084,592
Philip Morris International Inc.	433,947	50,967,075
Reynolds American Inc.	1,576,939	102,564,113

		600,615,780
TRADING COMPANIES & DISTRIBUTORS — 0.41%
Air Lease Corp.	18,239	681,409
Fastenal Co.	896,677	39,032,350
HD Supply Holdings Inc.[b]	626,031	19,175,330
MSC Industrial Direct Co. Inc. Class A	54,029	4,644,333
United Rentals Inc.[b]	261,720	29,498,461
Univar Inc.[b]	320,695	9,364,294
Watsco Inc.	93,732	14,453,474
WW Grainger Inc.[a]	153,710	27,749,266

		144,598,917
WIRELESS TELECOMMUNICATION SERVICES — 0.10%
T-Mobile U.S. Inc.[a,b]	562,791	34,116,390

		34,116,390

TOTAL COMMON STOCKS
(Cost: $25,817,261,264)		35,273,669,153

SHORT-TERM INVESTMENTS — 2.41%

MONEY MARKET FUNDS — 2.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	776,099,035	776,331,865
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	74,678,575	74,678,575

		851,010,440

TOTAL SHORT-TERM INVESTMENTS
(Cost: $850,815,878)		851,010,440

341

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 102.14%
(Cost: $26,668,077,142)[f]	$36,124,679,593
Other Assets, Less Liabilities — (2.14)%	(755,427,681)

NET ASSETS — 100.00%	$35,369,251,912

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $26,823,811,202. Net unrealized appreciation was $9,300,868,391, of which $9,667,179,107 represented gross unrealized appreciation on securities and $366,310,716 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of June 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	717	Sep. 2017	Chicago Mercantile	$87,217,860	$86,789,265	$(428,595)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$35,273,669,153	$—	$—	$35,273,669,153
Money market funds	851,010,440	—	—	851,010,440

Total	$36,124,679,593	$—	$—	$36,124,679,593

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(428,595)	$—	$—	$(428,595)

Total	$(428,595)	$—	$—	$(428,595)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

342

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.76%

AEROSPACE & DEFENSE — 1.79%
Arconic Inc.	1,207,154	$27,342,038
General Dynamics Corp.	474,700	94,038,070
Hexcel Corp.	93,033	4,911,212
Huntington Ingalls Industries Inc.	22,899	4,262,878
L3 Technologies Inc.	239,717	40,051,916
Lockheed Martin Corp.	77,501	21,515,053
Orbital ATK Inc.	177,114	17,420,933
Raytheon Co.	566,321	91,449,515
Spirit AeroSystems Holdings Inc. Class A	372,761	21,597,772
Teledyne Technologies Inc.[a]	107,571	13,731,438
Textron Inc.	828,618	39,027,908
United Technologies Corp.	2,308,844	281,932,941

		657,281,674
AIR FREIGHT & LOGISTICS — 0.04%
Expeditors International of Washington Inc.	164,323	9,280,963
XPO Logistics Inc.[a]	89,997	5,816,506

		15,097,469
AIRLINES — 0.73%
Alaska Air Group Inc.	65,786	5,904,951
American Airlines Group Inc.	782,352	39,367,953
Copa Holdings SA Class A	88,980	10,410,660
Delta Air Lines Inc.	2,089,713	112,301,176
JetBlue Airways Corp.[a]	1,037,882	23,694,846
Spirit Airlines Inc.[a,b]	214,281	11,067,614
United Continental Holdings Inc.[a]	869,004	65,392,551

		268,139,751
AUTO COMPONENTS — 0.22%
Adient PLC	290,262	18,977,330
BorgWarner Inc.	586,090	24,826,772
Gentex Corp.	309,614	5,873,378
Goodyear Tire & Rubber Co. (The)	777,765	27,190,664
Lear Corp.	36,535	5,190,893

		82,059,037

Security	Shares	Value
AUTOMOBILES — 0.79%
Ford Motor Co.	12,047,598	$134,812,622
General Motors Co.	4,238,452	148,049,128
Harley-Davidson Inc.	146,497	7,913,768

		290,775,518
BANKS — 12.13%
Associated Banc-Corp.	467,292	11,775,758
Bank of America Corp.	30,820,996	747,717,363
Bank of Hawaii Corp.	130,016	10,787,428
Bank of the Ozarks Inc.	189,980	8,904,363
BankUnited Inc.	321,417	10,834,967
BB&T Corp.	2,505,419	113,771,077
BOK Financial Corp.	77,035	6,480,955
CIT Group Inc.	625,355	30,454,788
Citigroup Inc.	8,525,009	570,152,602
Citizens Financial Group Inc.	1,566,639	55,897,679
Comerica Inc.	544,762	39,898,369
Commerce Bancshares Inc./MO	275,627	15,663,882
Cullen/Frost Bankers Inc.	175,737	16,503,462
East West Bancorp. Inc.	416,747	24,413,039
F.N.B. Corp.	991,343	14,037,417
Fifth Third Bancorp.	2,320,830	60,248,747
First Hawaiian Inc.	163,963	5,020,547
First Horizon National Corp.	714,071	12,439,117
First Republic Bank/CA	95,203	9,529,820
Huntington Bancshares Inc./OH	3,337,649	45,125,014
JPMorgan Chase & Co.	10,944,600	1,000,336,440
KeyCorp	3,373,877	63,226,455
M&T Bank Corp.	446,907	72,376,589
PacWest Bancorp.	371,561	17,351,899
People’s United Financial Inc.	1,057,011	18,666,814
Pinnacle Financial Partners Inc.	154,698	9,715,034
PNC Financial Services Group Inc. (The)[c]	1,496,735	186,897,299
Popular Inc.	310,668	12,957,962
Prosperity Bancshares Inc.	204,761	13,153,847
Regions Financial Corp.	3,715,352	54,392,753
Signature Bank/New York NYa	68,387	9,815,586
SunTrust Banks Inc.	1,494,218	84,752,045
SVB Financial Group[a]	42,096	7,400,056

343

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2017

Security	Shares	Value
Synovus Financial Corp.	373,690	$16,532,046
TCF Financial Corp.	490,017	7,810,871
U.S. Bancorp.	4,896,781	254,240,869
Webster Financial Corp.	282,680	14,761,550
Wells Fargo & Co.	13,900,471	770,225,098
Western Alliance Bancorp.[a,b]	141,274	6,950,681
Zions BanCorp.	618,812	27,172,035

		4,458,392,323
BEVERAGES — 0.68%
Brown-Forman Corp. Class A	11,080	546,244
Brown-Forman Corp. Class B	38,966	1,893,748
Coca-Cola Co. (The)	2,996,410	134,388,988
Molson Coors Brewing Co. Class B	533,576	46,068,952
PepsiCo Inc.	574,671	66,368,754

		249,266,686
BIOTECHNOLOGY — 1.14%
Alexion Pharmaceuticals Inc.[a]	129,857	15,799,701
Alnylam Pharmaceuticals Inc.[a,b]	33,627	2,682,089
Amgen Inc.	1,620,612	279,118,005
Biogen Inc.[a]	39,355	10,679,373
Gilead Sciences Inc.	1,146,938	81,180,272
Intrexon Corp.[a]	44,644	1,075,474
Juno Therapeutics Inc.[a,b]	196,424	5,871,113
OPKO Health Inc.[a,b]	909,764	5,986,247
United Therapeutics Corp.[a,b]	137,482	17,835,540

		420,227,814
BUILDING PRODUCTS — 0.47%
Fortune Brands Home & Security Inc.	32,706	2,133,739
Johnson Controls International PLC	2,895,311	125,540,685
Lennox International Inc.	9,428	1,731,358
Masco Corp.	346,184	13,227,691
Owens Corning	342,467	22,917,892
USG Corp.[a,b]	270,850	7,860,067

		173,411,432
CAPITAL MARKETS — 3.86%
Affiliated Managers Group Inc.	174,298	28,909,066
Ameriprise Financial Inc.	47,071	5,991,668
Bank of New York Mellon Corp. (The)	3,118,403	159,100,921

Security	Shares	Value
BGC Partners Inc. Class A	525,923	$6,647,667
BlackRock Inc.[c]	384,610	162,463,110
Charles Schwab Corp. (The)	751,098	32,267,170
CME Group Inc.	1,047,943	131,244,381
E*TRADE Financial Corp.[a]	850,817	32,356,570
Federated Investors Inc. Class B NVS	173,180	4,892,335
Franklin Resources Inc.	1,033,573	46,293,735
Goldman Sachs Group Inc. (The)	1,135,596	251,988,752
Interactive Brokers Group Inc. Class A	194,049	7,261,314
Intercontinental Exchange Inc.	945,554	62,330,920
Invesco Ltd.	1,058,312	37,241,999
Lazard Ltd. Class A	37,027	1,715,461
Legg Mason Inc.	203,996	7,784,487
Morgan Stanley	4,083,762	181,972,435
Nasdaq Inc.	351,990	25,163,765
Northern Trust Corp.	645,818	62,779,968
Raymond James Financial Inc.	294,084	23,591,418
State Street Corp.	1,098,737	98,589,671
T Rowe Price Group Inc.	614,747	45,620,375
TD Ameritrade Holding Corp.	92,632	3,982,250

		1,420,189,438
CHEMICALS — 1.64%
Air Products & Chemicals Inc.	661,070	94,572,674
Albemarle Corp.	277,008	29,235,424
Ashland Global Holdings Inc.	191,183	12,600,872
Cabot Corp.	188,621	10,078,020
Celanese Corp. Series A	173,497	16,471,805
CF Industries Holdings Inc.	719,865	20,127,425
Dow Chemical Co. (The)	3,777,174	238,226,364
Eastman Chemical Co.	449,808	37,779,374
Huntsman Corp.	319,797	8,263,554
LyondellBasell Industries NV Class A	575,721	48,585,095
Mosaic Co. (The)	1,084,653	24,762,628
NewMarket Corp.	1,643	756,569
Olin Corp.	508,916	15,409,977
Platform Specialty Products Corp.[a,b]	369,956	4,691,042
PPG Industries Inc.	55,456	6,097,942
Praxair Inc.	107,730	14,279,612
RPM International Inc.	34,006	1,855,027

344

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2017

Security	Shares	Value
Scotts Miracle-Gro Co. (The) Class A	12,252	$1,096,064
Valvoline Inc.	619,372	14,691,504
Westlake Chemical Corp.	54,924	3,636,518

		603,217,490
COMMERCIAL SERVICES & SUPPLIES — 0.25%
Clean Harbors Inc.[a]	47,825	2,670,070
Pitney Bowes Inc.	574,863	8,680,431
Republic Services Inc.	710,438	45,276,214
Stericycle Inc.[a]	255,029	19,463,813
Waste Management Inc.	237,870	17,447,765

		93,538,293
COMMUNICATIONS EQUIPMENT — 1.74%
ARRIS International PLC[a]	556,676	15,598,062
Brocade Communications Systems Inc.	1,253,012	15,800,481
Cisco Systems Inc.	15,511,780	485,518,714
CommScope Holding Co. Inc.[a]	291,723	11,094,226
EchoStar Corp. Class Aa	145,580	8,836,706
Harris Corp.	279,660	30,505,313
Juniper Networks Inc.	1,154,638	32,191,307
Motorola Solutions Inc.	457,666	39,697,949

		639,242,758
CONSTRUCTION & ENGINEERING — 0.21%
AECOM[a,b]	479,098	15,489,238
Fluor Corp.	431,575	19,757,504
Jacobs Engineering Group Inc.	369,000	20,069,910
Quanta Services Inc.[a]	340,860	11,221,111
Valmont Industries Inc.	68,306	10,218,578

		76,756,341
CONSTRUCTION MATERIALS — 0.02%
Martin Marietta Materials Inc.	20,497	4,562,222
Vulcan Materials Co.	31,604	4,003,595

		8,565,817
CONSUMER FINANCE — 1.43%
Ally Financial Inc.	1,422,523	29,730,731
American Express Co.	2,296,028	193,417,399
Capital One Financial Corp.	1,393,760	115,152,451
Discover Financial Services	1,171,150	72,833,818
Navient Corp.	872,918	14,534,085
OneMain Holdings Inc.[a,b]	180,369	4,435,274
Santander Consumer USA Holdings Inc.[a]	456,012	5,818,713

Security	Shares	Value
SLM Corp.[a]	1,330,567	$15,301,520
Synchrony Financial	2,512,699	74,928,684

		526,152,675
CONTAINERS & PACKAGING — 0.38%
AptarGroup Inc.	144,539	12,554,658
Avery Dennison Corp.	16,386	1,448,031
Ball Corp.	477,972	20,175,198
Bemis Co. Inc.	284,973	13,180,001
Crown Holdings Inc.[a]	122,768	7,324,339
Graphic Packaging Holding Co.	322,554	4,444,794
International Paper Co.	115,821	6,556,627
Owens-Illinois Inc.[a]	108,693	2,599,937
Sealed Air Corp.	293,823	13,151,517
Sonoco Products Co.	302,487	15,553,882
WestRock Co.	767,169	43,467,795

		140,456,779
DISTRIBUTORS — 0.14%
Genuine Parts Co.	277,070	25,701,013
LKQ Corp.[a]	813,200	26,794,940

		52,495,953
DIVERSIFIED CONSUMER SERVICES — 0.07%
Graham Holdings Co. Class B	13,397	8,033,511
H&R Block Inc.	540,578	16,709,266

		24,742,777
DIVERSIFIED FINANCIAL SERVICES — 2.85%
Berkshire Hathaway Inc. Class Ba	5,953,487	1,008,342,093
Leucadia National Corp.	762,107	19,936,719
Voya Financial Inc.	541,554	19,977,927

		1,048,256,739
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.98%
AT&T Inc.	19,039,330	718,353,921
CenturyLink Inc.	1,668,972	39,855,051
Level 3 Communications Inc.[a]	912,522	54,112,555
Verizon Communications Inc.	6,319,440	282,226,190

		1,094,547,717
ELECTRIC UTILITIES — 3.70%
Alliant Energy Corp.	704,162	28,286,187
American Electric Power Co. Inc.	1,523,613	105,845,395
Avangrid Inc.	184,920	8,164,218

345

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2017

Security	Shares	Value
Duke Energy Corp.	2,167,746	$181,201,888
Edison International	981,655	76,755,604
Entergy Corp.	554,870	42,597,370
Eversource Energy	980,303	59,514,195
Exelon Corp.	2,862,925	103,265,705
FirstEnergy Corp.	1,372,413	40,019,563
Great Plains Energy Inc.	665,444	19,484,200
Hawaiian Electric Industries Inc.	334,015	10,815,406
NextEra Energy Inc.	1,447,044	202,774,276
OGE Energy Corp.	615,991	21,430,327
PG&E Corp.	1,581,680	104,976,102
Pinnacle West Capital Corp.	343,344	29,239,175
PPL Corp.	2,117,291	81,854,470
Southern Co. (The)	3,081,212	147,528,431
Westar Energy Inc.	437,782	23,211,202
Xcel Energy Inc.	1,570,234	72,042,336

		1,359,006,050
ELECTRICAL EQUIPMENT — 0.77%
Acuity Brands Inc.	42,730	8,686,154
AMETEK Inc.	586,246	35,508,920
Eaton Corp. PLC	1,381,389	107,513,506
Emerson Electric Co.	1,704,783	101,639,162
Hubbell Inc.	60,280	6,821,888
Regal Beloit Corp.	137,448	11,208,884
Sensata Technologies Holding NVa	257,534	11,001,853

		282,380,367
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.48%
Arrow Electronics Inc.[a]	273,020	21,410,228
Avnet Inc.	384,041	14,931,514
Corning Inc.	2,638,942	79,300,207
Dolby Laboratories Inc. Class A	174,843	8,560,313
FLIR Systems Inc.	196,333	6,804,902
Jabil Inc.	549,480	16,039,321
Keysight Technologies Inc.[a,b]	569,993	22,189,828
National Instruments Corp.	74,481	2,995,626
Trimble Inc.[a]	161,678	5,767,054

		177,998,993

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 1.35%
Baker Hughes Inc.	1,314,429	$71,649,525
Halliburton Co.	867,373	37,045,501
Helmerich & Payne Inc.	327,416	17,791,785
Nabors Industries Ltd.	856,430	6,971,340
National Oilwell Varco Inc.	1,175,234	38,712,208
Oceaneering International Inc.	302,975	6,919,949
Patterson-UTI Energy Inc.	642,871	12,979,566
RPC Inc.[b]	20,849	421,358
Schlumberger Ltd.	4,302,263	283,260,996
Transocean Ltd.[a]	1,185,231	9,754,451
Weatherford International PLC[a,b]	2,724,139	10,542,418

		496,049,097
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.79%
Alexandria Real Estate Equities Inc.[b]	275,313	33,166,957
American Campus Communities Inc.	412,949	19,532,488
American Homes 4 Rent Class A	699,176	15,780,402
Apartment Investment & Management Co. Class A	481,855	20,705,309
Apple Hospitality REIT Inc.[b]	647,959	12,123,313
AvalonBay Communities Inc.	425,473	81,763,146
Boston Properties Inc.	404,497	49,761,221
Brandywine Realty Trust	532,948	9,342,578
Brixmor Property Group Inc.	912,417	16,314,016
Camden Property Trust	266,085	22,752,928
Colony NorthStar Inc. Class Ab	1,661,304	23,407,773
Columbia Property Trust Inc.[b]	377,743	8,453,888
CoreCivic Inc.	363,491	10,025,082
Corporate Office Properties Trust	307,252	10,763,038
CubeSmart[b]	193,748	4,657,702
CyrusOne Inc.[b]	36,517	2,035,823
DCT Industrial Trust Inc.	284,396	15,198,122
DDR Corp.	954,484	8,657,170
Digital Realty Trust Inc.[b]	147,470	16,656,736
Douglas Emmett Inc.	85,529	3,268,063
Duke Realty Corp.	1,097,885	30,685,886

346

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2017

Security	Shares	Value
Empire State Realty Trust Inc. Class Ab	392,875	$8,160,014
EPR Properties[b]	193,688	13,920,357
Equity Commonwealth[a]	371,763	11,747,711
Equity Residential	1,101,641	72,521,027
Essex Property Trust Inc.	201,869	51,934,838
Extra Space Storage Inc.	57,122	4,455,516
Federal Realty Investment Trust	136,158	17,209,010
Forest City Realty Trust Inc. Class A	705,964	17,063,150
Gaming and Leisure Properties Inc.	412,436	15,536,464
GGP Inc.[b]	1,903,414	44,844,434
HCP Inc.[b]	1,450,320	46,352,227
Healthcare Trust of America Inc. Class Ab	606,000	18,852,660
Highwoods Properties Inc.[b]	310,187	15,729,583
Hospitality Properties Trust	496,602	14,475,948
Host Hotels & Resorts Inc.	2,255,063	41,200,001
Hudson Pacific Properties Inc.	432,405	14,783,927
Invitation Homes Inc.[b]	268,332	5,804,021
Iron Mountain Inc.	102,107	3,508,397
Kilroy Realty Corp.[b]	297,794	22,379,219
Kimco Realty Corp.[b]	1,275,152	23,399,039
Lamar Advertising Co. Class A	27,108	1,994,336
Liberty Property Trust	454,088	18,485,922
Life Storage Inc.[b]	141,341	10,473,368
Macerich Co. (The)[b]	422,358	24,522,105
Medical Properties Trust Inc.	1,117,272	14,379,291
Mid-America Apartment Communities Inc.	349,924	36,874,991
National Retail Properties Inc.[b]	458,738	17,936,656
Omega Healthcare Investors Inc.[b]	600,532	19,829,567
Outfront Media Inc.	367,026	8,485,641
Paramount Group Inc.[b]	618,269	9,892,304
Park Hotels & Resorts Inc.[b]	397,553	10,718,029
Piedmont Office Realty Trust Inc. Class Ab	447,066	9,424,151
Prologis Inc.[b]	1,629,110	95,531,010
Rayonier Inc.	396,829	11,416,770
Realty Income Corp.[b]	843,720	46,556,470
Regency Centers Corp.	460,432	28,841,460

Security	Shares	Value
Retail Properties of America Inc. Class Ab	731,251	$8,928,575
Senior Housing Properties Trust	728,957	14,899,881
Simon Property Group Inc.[b]	90,345	14,614,207
SL Green Realty Corp.	306,289	32,405,376
Spirit Realty Capital Inc.[b]	1,493,577	11,067,406
STORE Capital Corp.[b]	526,342	11,816,378
Sun Communities Inc.	221,253	19,401,676
Tanger Factory Outlet Centers Inc.[b]	269,370	6,998,233
Taubman Centers Inc.	99,772	5,941,423
UDR Inc.	819,429	31,933,148
Uniti Group Inc.[a]	510,747	12,840,180
Ventas Inc.	1,095,856	76,140,075
VEREIT Inc.[b]	3,016,609	24,555,197
Vornado Realty Trust	531,266	49,885,877
Weingarten Realty Investors	370,473	11,151,237
Welltower Inc.[b]	1,132,849	84,793,748
Weyerhaeuser Co.	2,306,195	77,257,532
WP Carey Inc.	325,725	21,501,107

		1,760,422,511
FOOD & STAPLES RETAILING — 2.38%
Casey’s General Stores Inc.	120,303	12,885,654
CVS Health Corp.	3,150,115	253,458,253
Kroger Co. (The)	1,291,201	30,110,807
Rite Aid Corp.[a]	1,734,692	5,117,342
U.S. Foods Holding Corp.[a]	413,151	11,245,970
Wal-Mart Stores Inc.	4,509,115	341,249,823
Walgreens Boots Alliance Inc.	2,356,890	184,568,056
Whole Foods Market Inc.	833,162	35,084,452

		873,720,357
FOOD PRODUCTS — 2.14%
Archer-Daniels-Midland Co.	1,721,031	71,216,263
Bunge Ltd.	433,376	32,329,850
Campbell Soup Co.	190,020	9,909,543
Conagra Brands Inc.	1,252,210	44,779,030
Flowers Foods Inc.	545,536	9,443,228
General Mills Inc.	514,996	28,530,778
Hain Celestial Group Inc. (The)[a,b]	313,988	12,189,014
Hershey Co. (The)	44,792	4,809,317
Hormel Foods Corp.	831,887	28,375,666

347

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2017

Security	Shares	Value
Ingredion Inc.	220,215	$26,251,830
JM Smucker Co. (The)	348,283	41,212,327
Kellogg Co.	65,629	4,558,590
Kraft Heinz Co. (The)	1,858,732	159,181,809
Lamb Weston Holdings Inc.	347,487	15,303,327
Mondelez International Inc. Class A	4,537,069	195,956,010
Pilgrim’s Pride Corp.[a,b]	17,798	390,132
Pinnacle Foods Inc.	364,797	21,668,942
Post Holdings Inc.[a]	200,277	15,551,509
Seaboard Corp.	808	3,227,960
TreeHouse Foods Inc.[a,b]	119,429	9,756,155
Tyson Foods Inc. Class A	860,979	53,923,115

		788,564,395
GAS UTILITIES — 0.18%
Atmos Energy Corp.	318,219	26,396,266
National Fuel Gas Co.	248,178	13,858,260
UGI Corp.	533,747	25,838,692

		66,093,218
HEALTH CARE EQUIPMENT & SUPPLIES — 2.88%
Abbott Laboratories	5,232,748	254,363,880
Alere Inc.[a,b]	265,451	13,322,986
Baxter International Inc.	1,397,678	84,615,426
Cooper Companies Inc. (The)	33,297	7,971,968
Danaher Corp.	1,895,637	159,972,806
DENTSPLY SIRONA Inc.	696,307	45,148,546
Hill-Rom Holdings Inc.	15,254	1,214,371
Hologic Inc.[a]	371,934	16,878,365
Medtronic PLC	3,931,051	348,880,776
STERIS PLC	258,361	21,056,422
Teleflex Inc.	116,359	24,174,746
Zimmer Biomet Holdings Inc.	623,866	80,104,394

		1,057,704,686
HEALTH CARE PROVIDERS & SERVICES — 2.49%
Acadia Healthcare Co. Inc.[a,b]	242,425	11,970,947
Aetna Inc.	679,578	103,180,328
Anthem Inc.	820,544	154,368,943
Brookdale Senior Living Inc.[a,b]	568,205	8,358,296
Cardinal Health Inc.	977,166	76,140,775
Centene Corp.[a]	459,120	36,674,506
Cigna Corp.	95,060	15,912,093
DaVita Inc.[a,b]	481,035	31,151,827
Envision Healthcare Corp.[a]	359,099	22,504,734

Security	Shares	Value
Express Scripts Holding Co.[a]	1,730,228	$110,457,756
HCA Healthcare Inc.[a,b]	849,736	74,096,979
Humana Inc.	26,297	6,327,584
Laboratory Corp. of America Holdings[a]	315,523	48,634,715
LifePoint Health Inc.[a]	95,660	6,423,569
McKesson Corp.	587,175	96,613,774
MEDNAX Inc.[a]	281,558	16,997,656
Patterson Companies Inc.	230,680	10,830,426
Premier Inc.[a,b]	107,996	3,887,856
Quest Diagnostics Inc.	422,609	46,977,216
Universal Health Services Inc. Class B	267,941	32,710,237
WellCare Health Plans Inc.[a]	12,174	2,185,963

		916,406,180
HOTELS, RESTAURANTS & LEISURE — 0.70%
Aramark	431,015	17,662,995
Carnival Corp.	1,258,858	82,543,319
Extended Stay America Inc.	215,864	4,179,127
Hilton Worldwide Holdings Inc.	71,673	4,432,975
Hyatt Hotels Corp. Class Aa	106,010	5,958,822
International Game Technology PLC	324,678	5,941,607
MGM Resorts International	1,451,881	45,429,357
Norwegian Cruise Line Holdings Ltd.[a,b]	501,579	27,230,724
Royal Caribbean Cruises Ltd.	530,445	57,940,507
Yum China Holdings Inc.[a]	155,001	6,111,690

		257,431,123
HOUSEHOLD DURABLES — 0.74%
CalAtlantic Group Inc.[b]	225,481	7,970,753
DR Horton Inc.	475,614	16,441,976
Garmin Ltd.	372,724	19,020,106
Leggett & Platt Inc.	79,872	4,195,676
Lennar Corp. Class A	615,621	32,824,912
Lennar Corp. Class B	15,445	694,562
Mohawk Industries Inc.[a]	179,132	43,294,413
Newell Brands Inc.	1,483,511	79,545,860
PulteGroup Inc.	646,788	15,865,709
Tempur Sealy International Inc.[a]	87,994	4,698,000
Toll Brothers Inc.	249,039	9,839,531
Whirlpool Corp.	205,686	39,413,551

		273,805,049

348

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2017

Security	Shares	Value
HOUSEHOLD PRODUCTS — 2.31%
Clorox Co. (The)	59,034	$7,865,690
Colgate-Palmolive Co.	2,242,353	166,225,628
Kimberly-Clark Corp.	162,079	20,926,019
Procter & Gamble Co. (The)	7,519,358	655,312,050

		850,329,387
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.17%
AES Corp./VA	2,040,343	22,668,211
Calpine Corp.[a,b]	1,109,700	15,014,241
NRG Energy Inc.	742,199	12,780,667
Vistra Energy Corp.	745,040	12,509,221

		62,972,340
INDUSTRIAL CONGLOMERATES — 2.05%
Carlisle Companies Inc.	195,646	18,664,628
General Electric Co.	22,219,096	600,137,783
Honeywell International Inc.	980,004	130,624,733
Roper Technologies Inc.	16,769	3,882,527

		753,309,671
INSURANCE — 4.76%
Aflac Inc.	1,200,794	93,277,678
Alleghany Corp.[a]	44,056	26,204,509
Allied World Assurance Co. Holdings AG	263,200	13,923,280
Allstate Corp. (The)	814,154	72,003,780
American Financial Group Inc./OH	216,861	21,549,478
American International Group Inc.	2,508,826	156,851,801
American National Insurance Co.	25,326	2,950,226
Arch Capital Group Ltd.[a]	307,905	28,724,457
Arthur J Gallagher & Co.	172,477	9,874,308
Aspen Insurance Holdings Ltd.	126,016	6,281,898
Assurant Inc.	134,288	13,924,323
Assured Guaranty Ltd.	370,740	15,474,688
Athene Holding Ltd. Class Aa,b	134,263	6,660,787
Axis Capital Holdings Ltd.	257,170	16,628,612
Brown & Brown Inc.	362,078	15,594,699
Chubb Ltd.	1,438,614	209,145,703
Cincinnati Financial Corp.	475,228	34,430,269
CNA Financial Corp.	92,380	4,503,525
Erie Indemnity Co. Class A	21,709	2,715,145

Security	Shares	Value
Everest Re Group Ltd.	125,379	$31,920,240
First American Financial Corp.	343,372	15,345,295
FNF Group	808,665	36,252,452
Hanover Insurance Group Inc. (The)	130,952	11,606,276
Hartford Financial Services Group Inc. (The)	1,128,512	59,325,876
Lincoln National Corp.	691,976	46,763,738
Loews Corp.	859,757	40,245,225
Markel Corp.[a]	42,112	41,095,416
Mercury General Corp.	93,201	5,032,854
MetLife Inc.	2,832,236	155,603,046
Old Republic International Corp.	752,668	14,699,606
Principal Financial Group Inc.	823,707	52,774,907
ProAssurance Corp.	162,020	9,850,816
Prudential Financial Inc.	1,326,555	143,453,658
Reinsurance Group of America Inc.	198,212	25,448,439
RenaissanceRe Holdings Ltd.	115,117	16,007,019
Torchmark Corp.	356,250	27,253,125
Travelers Companies Inc. (The)	863,440	109,251,063
Unum Group	705,112	32,879,372
Validus Holdings Ltd.	238,119	12,375,044
White Mountains Insurance Group Ltd.[b]	13,428	11,663,964
Willis Towers Watson PLC	390,954	56,868,169
WR Berkley Corp.	293,936	20,331,553
XL Group Ltd.	537,258	23,531,900

		1,750,298,219
INTERNET & DIRECT MARKETING RETAIL — 0.11%
Liberty Expedia Holdings Inc. Class Aa	135,853	7,338,779
Liberty Interactive Corp. QVC Group Series Aa	556,872	13,665,639
Liberty Ventures Series Aa	245,856	12,855,810
TripAdvisor Inc.[a]	179,888	6,871,722

		40,731,950
INTERNET SOFTWARE & SERVICES — 0.50%
Akamai Technologies Inc.[a,b]	520,722	25,937,163
eBay Inc.[a]	3,131,269	109,343,913
LogMeIn Inc.	59,858	6,255,161

349

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2017

Security	Shares	Value
Twitter Inc.[a,b]	1,935,884	$34,594,247
Zillow Group Inc. Class Aa,b	53,692	2,622,317
Zillow Group Inc. Class Ca,b	107,475	5,267,350

		184,020,151
IT SERVICES — 0.71%
Amdocs Ltd.	448,928	28,937,899
Booz Allen Hamilton Holding Corp.	22,328	726,553
Conduent Inc.[a]	585,382	9,330,989
CoreLogic Inc./U.S.[a]	107,154	4,648,340
DST Systems Inc.	169,667	10,468,454
Fidelity National Information Services Inc.	437,794	37,387,608
International Business Machines Corp.	832,133	128,007,019
Leidos Holdings Inc.	438,739	22,678,419
Sabre Corp.	140,769	3,064,541
Teradata Corp.[a]	398,744	11,758,961
WEX Inc.[a]	24,307	2,534,491

		259,543,274
LEISURE PRODUCTS — 0.09%
Brunswick Corp./DE	56,606	3,550,894
Hasbro Inc.	85,226	9,503,551
Mattel Inc.	857,839	18,469,274

		31,523,719
LIFE SCIENCES TOOLS & SERVICES — 0.64%
Agilent Technologies Inc.	754,648	44,758,173
Bio-Rad Laboratories Inc. Class Aa	64,701	14,642,483
Bruker Corp.	205,443	5,924,976
PerkinElmer Inc.	273,732	18,652,098
QIAGEN NV	475,035	15,927,924
Quintiles IMS Holdings Inc.[a,b]	134,978	12,080,531
Thermo Fisher Scientific Inc.	662,404	115,569,626
VWR Corp.[a]	254,361	8,396,457

		235,952,268
MACHINERY — 1.35%
AGCO Corp.	205,692	13,861,584
Caterpillar Inc.	165,172	17,749,383
Colfax Corp.[a,b]	272,899	10,744,034
Crane Co.	154,122	12,234,204
Cummins Inc.	332,942	54,009,851
Donaldson Co. Inc.	33,326	1,517,666

Security	Shares	Value
Dover Corp.	426,734	$34,232,601
Flowserve Corp.	402,905	18,706,879
Fortive Corp.	90,140	5,710,369
IDEX Corp.	18,282	2,066,049
Ingersoll-Rand PLC	393,656	35,976,222
ITT Inc.	273,956	11,007,552
Oshkosh Corp.	230,044	15,845,431
PACCAR Inc.	1,059,923	69,997,315
Parker-Hannifin Corp.	55,167	8,816,790
Pentair PLC	511,813	34,056,037
Snap-on Inc.	154,293	24,378,294
Stanley Black & Decker Inc.	424,481	59,737,211
Terex Corp.	278,494	10,443,525
Timken Co. (The)	213,302	9,865,217
Trinity Industries Inc.	463,793	13,000,118
Wabtec Corp./DE	179,928	16,463,412
Xylem Inc./NY	265,202	14,700,147

		495,119,891
MARINE — 0.03%
Kirby Corp.[a,b]	164,426	10,991,878

		10,991,878
MEDIA — 2.42%
Charter Communications Inc. Class Aa	200,343	67,485,540
Cinemark Holdings Inc.	327,975	12,741,829
Comcast Corp. Class A	1,093,120	42,544,230
Discovery Communications Inc. Class Aa,b	467,715	12,081,078
Discovery Communications Inc. Class C NVS[a]	647,211	16,316,189
DISH Network Corp. Class Aa	156,154	9,800,225
Interpublic Group of Companies Inc. (The)	187,312	4,607,875
John Wiley & Sons Inc. Class A	136,637	7,207,602
Liberty Broadband Corp. Class Aa	78,735	6,754,676
Liberty Broadband Corp. Class Ca,b	320,894	27,837,554
Liberty Media Corp.-Liberty Formula One Class Aa	76,338	2,674,120
Liberty Media Corp.-Liberty Formula One Class Ca	327,804	12,004,182

350

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2017

Security	Shares	Value
Liberty Media Corp.-Liberty SiriusXM Class Aa	274,512	$11,524,014
Liberty Media Corp.-Liberty SiriusXM Class Ca	551,790	23,009,643
Lions Gate Entertainment Corp. Class A	56,425	1,592,313
Lions Gate Entertainment Corp. Class Ba,b	108,827	2,859,974
Madison Square Garden Co. (The)[a,b]	52,087	10,255,930
News Corp. Class A	1,176,425	16,117,022
News Corp. Class B	374,713	5,302,189
Regal Entertainment Group Class A	256,094	5,239,683
Scripps Networks Interactive Inc. Class A	119,964	8,194,741
Sirius XM Holdings Inc.	236,842	1,295,526
TEGNA Inc.	662,705	9,549,579
Time Warner Inc.	2,399,797	240,963,617
Tribune Media Co. Class A	223,890	9,127,995
Twenty-First Century Fox Inc. Class A NVS	3,059,547	86,707,562
Twenty-First Century Fox Inc. Class B	1,286,102	35,843,663
Viacom Inc. Class Ab	30,950	1,177,648
Viacom Inc. Class B NVS	1,085,694	36,446,748
Walt Disney Co. (The)	1,535,403	163,136,569

		890,399,516
METALS & MINING — 0.65%
Alcoa Corp.	570,745	18,634,824
Freeport-McMoRan Inc.[a]	3,356,728	40,314,303
Newmont Mining Corp.	1,650,462	53,458,464
Nucor Corp.	986,445	57,085,572
Reliance Steel & Aluminum Co.	218,517	15,910,223
Royal Gold Inc.	126,262	9,869,901
Southern Copper Corp.	27,084	937,919
Steel Dynamics Inc.	625,576	22,401,877
Tahoe Resources Inc.	952,199	8,207,955
U.S. Steel Corp.	535,735	11,861,173

		238,682,211

Security	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT — 0.34%
AGNC Investment Corp.[b]	1,097,024	$23,355,641
Annaly Capital Management Inc.[b]	3,144,408	37,890,116
Chimera Investment Corp.	578,161	10,771,140
MFA Financial Inc.	1,272,385	10,675,310
New Residential Investment Corp.	947,469	14,742,618
Starwood Property Trust Inc.[b]	787,039	17,621,803
Two Harbors Investment Corp.	1,068,832	10,592,125

		125,648,753
MULTI-UTILITIES — 1.90%
Ameren Corp.	749,223	40,960,021
CenterPoint Energy Inc.	1,333,002	36,497,595
CMS Energy Corp.	863,549	39,939,141
Consolidated Edison Inc.	946,259	76,476,652
Dominion Energy Inc.	1,942,157	148,827,491
DTE Energy Co.	552,995	58,501,341
MDU Resources Group Inc.	599,544	15,708,053
NiSource Inc.	1,002,635	25,426,824
Public Service Enterprise Group Inc.	1,562,841	67,217,791
SCANA Corp.	406,332	27,228,307
Sempra Energy	776,325	87,530,644
Vectren Corp.	256,713	15,002,308
WEC Energy Group Inc.	976,205	59,919,463

		699,235,631
MULTILINE RETAIL — 0.47%
Dollar General Corp.	526,097	37,926,333
Dollar Tree Inc.[a]	37,723	2,637,592
Kohl’s Corp.	530,345	20,508,441
Macy’s Inc.	942,981	21,914,879
Target Corp.	1,718,694	89,870,509

		172,857,754
OIL, GAS & CONSUMABLE FUELS — 9.15%
Anadarko Petroleum Corp.	1,733,126	78,579,933
Antero Resources Corp.[a,b]	361,033	7,801,923
Apache Corp.	1,115,680	53,474,543
Cabot Oil & Gas Corp.	419,449	10,519,781
Centennial Resource Development Inc./DE Class Aa	341,727	5,406,121

351

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2017

Security	Shares	Value
Cheniere Energy Inc.[a,b]	213,805	$10,414,442
Chesapeake Energy Corp.[a,b]	2,602,891	12,936,368
Chevron Corp.	5,849,621	610,290,959
Cimarex Energy Co.	19,704	1,852,373
Concho Resources Inc.[a,b]	455,390	55,343,547
ConocoPhillips	3,831,173	168,418,365
CONSOL Energy Inc.[a]	702,480	10,495,051
Continental Resources Inc./OKa,b	165,237	5,342,112
Devon Energy Corp.	1,507,212	48,185,568
Diamondback Energy Inc.[a,b]	236,604	21,012,801
Energen Corp.[a]	299,619	14,792,190
EOG Resources Inc.	1,616,210	146,299,329
EQT Corp.[b]	533,982	31,286,005
Extraction Oil & Gas Inc.[a,b]	371,256	4,993,393
Exxon Mobil Corp.	13,121,173	1,059,272,296
Gulfport Energy Corp.[a]	442,811	6,531,462
Hess Corp.	874,634	38,370,194
HollyFrontier Corp.	546,990	15,025,815
Kinder Morgan Inc./DE	5,950,819	114,017,692
Kosmos Energy Ltd.[a,b]	533,563	3,420,139
Marathon Oil Corp.	2,623,867	31,092,824
Marathon Petroleum Corp.	1,590,809	83,247,035
Murphy Oil Corp.	503,380	12,901,629
Noble Energy Inc.	1,488,037	42,111,447
Occidental Petroleum Corp.	2,362,528	141,444,551
Parsley Energy Inc. Class Aa	243,115	6,746,441
PBF Energy Inc. Class A	337,659	7,516,289
Phillips 66	1,348,588	111,514,742
Pioneer Natural Resources Co.	522,667	83,407,200
QEP Resources Inc.[a]	739,333	7,467,263
Range Resources Corp.[b]	718,017	16,636,454
Rice Energy Inc.[a]	354,110	9,429,949
RSP Permian Inc.[a]	201,462	6,501,179
SM Energy Co.[b]	332,024	5,488,357
Southwestern Energy Co.[a]	1,558,824	9,477,650
Targa Resources Corp.	602,171	27,218,129
Tesoro Corp.	473,848	44,352,173
Valero Energy Corp.	1,381,943	93,225,875
Whiting Petroleum Corp.[a,b]	1,110,800	6,120,508
Williams Companies Inc. (The)	2,170,823	65,732,521
World Fuel Services Corp.	209,793	8,066,541
WPX Energy Inc.[a]	1,221,925	11,803,796

		3,365,584,955

Security	Shares	Value
PAPER & FOREST PRODUCTS — 0.02%
Domtar Corp.	192,091	$7,380,136

		7,380,136
PERSONAL PRODUCTS — 0.13%
Coty Inc. Class A	1,442,939	27,069,536
Edgewell Personal Care Co.[a]	176,828	13,442,464
Nu Skin Enterprises Inc. Class A	116,082	7,294,593

		47,806,593
PHARMACEUTICALS — 7.00%
Allergan PLC	1,038,818	252,526,268
Bristol-Myers Squibb Co.	2,589,242	144,272,564
Endo International PLC[a]	700,919	7,829,265
Johnson & Johnson	7,068,943	935,150,469
Mallinckrodt PLC[a]	305,708	13,698,776
Merck & Co. Inc.	8,006,895	513,161,901
Mylan NVa,b	1,648,171	63,981,998
Perrigo Co. PLC	395,585	29,874,579
Pfizer Inc.	18,306,006	614,898,742

		2,575,394,562
PROFESSIONAL SERVICES — 0.26%
Dun & Bradstreet Corp. (The)	69,027	7,465,270
IHS Markit Ltd.[a]	519,684	22,886,884
ManpowerGroup Inc.	206,734	23,081,851
Nielsen Holdings PLC	1,103,841	42,674,493

		96,108,498
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.17%
CBRE Group Inc. Class Aa	508,919	18,524,652
Howard Hughes Corp. (The)[a,b]	105,084	12,908,518
Jones Lang LaSalle Inc.	139,345	17,418,125
Realogy Holdings Corp.	419,791	13,622,218

		62,473,513
ROAD & RAIL — 0.60%
AMERCO	15,505	5,675,760
CSX Corp.	277,642	15,148,148
Genesee & Wyoming Inc. Class Aa,b	188,003	12,857,525
Kansas City Southern	326,455	34,163,516
Norfolk Southern Corp.	895,092	108,932,696
Old Dominion Freight Line Inc.[b]	71,396	6,799,755
Ryder System Inc.	164,075	11,810,119

352

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2017

Security	Shares	Value
Union Pacific Corp.	232,474	$25,318,743

		220,706,262
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.42%
Cypress Semiconductor Corp.	930,050	12,695,182
First Solar Inc.[a]	259,745	10,358,631
Intel Corp.	14,587,427	492,179,787
Marvell Technology Group Ltd.	1,244,034	20,551,442
Micron Technology Inc.[a,b]	789,586	23,577,038
Microsemi Corp.[a]	67,246	3,147,113
NXP Semiconductors NVa	447,016	48,925,901
ON Semiconductor Corp.[a]	72,143	1,012,888
Qorvo Inc.[a,b]	187,110	11,847,805
QUALCOMM Inc.	4,573,203	252,532,270
Teradyne Inc.	41,086	1,233,812
Versum Materials Inc.	305,226	9,919,845
Xilinx Inc.	41,512	2,670,052

		890,651,766
SOFTWARE — 1.44%
Autodesk Inc.[a]	116,741	11,769,828
CA Inc.	973,131	33,543,826
FireEye Inc.[a,b]	541,131	8,230,603
Guidewire Software Inc.[a,b]	139,230	9,566,493
Nuance Communications Inc.[a]	885,808	15,421,917
Oracle Corp.	8,176,555	409,972,468
SS&C Technologies Holdings Inc.[b]	46,046	1,768,627
Synopsys Inc.[a]	426,494	31,104,207
Zynga Inc. Class Aa,b	2,337,182	8,507,342

		529,885,311
SPECIALTY RETAIL — 0.79%
Advance Auto Parts Inc.	160,983	18,769,008
AutoNation Inc.[a,b]	198,053	8,349,914
AutoZone Inc.[a]	12,608	7,192,360
Bed Bath & Beyond Inc.	430,954	13,101,002
Best Buy Co. Inc.	815,920	46,776,694
Burlington Stores Inc.[a,b]	91,082	8,378,633
Cabela’s Inc.[a]	150,886	8,965,646
Dick’s Sporting Goods Inc.	65,264	2,599,465
Foot Locker Inc.	375,298	18,494,685
GameStop Corp. Class A	306,944	6,633,060
Gap Inc. (The)	726,518	15,976,131
L Brands Inc.	623,220	33,585,326

Security	Shares	Value
Michaels Companies Inc. (The)[a]	73,219	$1,356,016
Murphy USA Inc.[a,b]	106,387	7,884,341
Penske Automotive Group Inc.	109,856	4,823,777
Sally Beauty Holdings Inc.[a]	277,486	5,619,092
Signet Jewelers Ltd.[b]	211,008	13,344,146
Staples Inc.	2,018,705	20,328,359
Tiffany & Co.	333,412	31,297,384
Urban Outfitters Inc.[a,b]	265,644	4,925,040
Williams-Sonoma Inc.	215,021	10,428,518

		288,828,597
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.74%
Hewlett Packard Enterprise Co.	5,127,333	85,062,454
HP Inc.	5,240,588	91,605,478
NetApp Inc.	121,699	4,874,045
Western Digital Corp.	772,801	68,470,169
Xerox Corp.	708,641	20,359,256

		270,371,402
TEXTILES, APPAREL & LUXURY GOODS — 0.32%
Coach Inc.	722,996	34,226,631
Michael Kors Holdings Ltd.[a]	440,109	15,953,951
PVH Corp.	239,658	27,440,841
Ralph Lauren Corp.	173,912	12,834,706
Skechers U.S.A. Inc. Class Aa	230,088	6,787,596
Under Armour Inc. Class Aa,b	153,765	3,345,926
Under Armour Inc. Class Ca	156,039	3,145,746
VF Corp.	265,345	15,283,872

		119,019,269
THRIFTS & MORTGAGE FINANCE — 0.06%
New York Community Bancorp. Inc.	1,468,424	19,280,407
TFS Financial Corp.	194,431	3,007,848

		22,288,255
TOBACCO — 1.57%
Philip Morris International Inc.	4,370,417	513,305,477
Reynolds American Inc.	983,277	63,952,336

		577,257,813
TRADING COMPANIES & DISTRIBUTORS — 0.08%
Air Lease Corp.[b]	279,597	10,445,744
MSC Industrial Direct Co. Inc. Class A	80,329	6,905,081

353

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2017

Security	Shares	Value
WESCO International Inc.[a]	150,420	$8,619,066
WW Grainger Inc.	9,435	1,703,300

		27,673,191
TRANSPORTATION INFRASTRUCTURE — 0.05%
Macquarie Infrastructure Corp.	240,388	18,846,419

		18,846,419
WATER UTILITIES — 0.17%
American Water Works Co. Inc.	551,277	42,972,042
Aqua America Inc.	549,045	18,283,199

		61,255,241
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
Sprint Corp.[a,b]	1,943,154	15,953,294
T-Mobile U.S. Inc.[a,b]	347,987	21,094,972
Telephone & Data Systems Inc.	298,624	8,286,816
U.S. Cellular Corp.[a,b]	48,417	1,855,340

		47,190,422

TOTAL COMMON STOCKS
(Cost: $32,106,995,917)		36,682,735,325

SHORT-TERM INVESTMENTS — 1.18%

MONEY MARKET FUNDS — 1.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[d,e,f]	395,744,633	395,863,357

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[d,e]	37,235,021	$37,235,021

		433,098,378

TOTAL SHORT-TERM INVESTMENTS
(Cost: $433,019,514)		433,098,378

TOTAL INVESTMENTS IN SECURITIES — 100.94%
(Cost: $32,540,015,431)[g]		37,115,833,703
Other Assets, Less Liabilities — (0.94)%		(344,572,838)

NET ASSETS — 100.00%		$36,771,260,865

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $33,482,416,716. Net unrealized appreciation was $3,633,416,987, of which $5,612,830,372 represented gross unrealized appreciation on securities and $1,979,413,385 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	403,755	50,164	(69,309)	384,610	$162,463,110	$1,028,778	$6,564,624
PNC Financial Services Group Inc. (The)	1,617,395	197,040	(317,700)	1,496,735	186,897,299	888,726	4,510,356

					$349,360,409	$1,917,504	$11,074,980

354

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2017

Schedule 2 — Futures Contracts

Futures contracts outstanding as of June 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	473	Sep. 2017	Chicago Mercantile	$57,475,097	$57,254,285	$(220,812)
S&P MidCap 400 E-Mini	138	Sep. 2017	Chicago Mercantile	24,015,312	24,096,180	80,868

				Net unrealized depreciation		$(139,944)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$36,682,735,325	$—	$—	$36,682,735,325
Money market funds	433,098,378	—	—	433,098,378

Total	$37,115,833,703	$—	$—	$37,115,833,703

Derivative financial instruments[a]:
Assets:
Futures contracts	$80,868	$—	$—	$80,868
Liabilities:
Futures contracts	(220,812)	—	—	(220,812)

Total	$(139,944)	$—	$—	$(139,944)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

355

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 1.41%
AAR Corp.	615,087	$21,380,424
Aerojet Rocketdyne Holdings Inc.[a]	1,339,406	27,859,645
Aerovironment Inc.[a,b]	410,291	15,673,116
Astronics Corp.[a]	415,315	12,654,648
Axon Enterprise Inc.[a,b]	1,009,844	25,387,478
Cubic Corp.	489,001	22,640,746
Curtiss-Wright Corp.	856,428	78,602,962
DigitalGlobe Inc.[a,b]	1,197,318	39,870,689
Ducommun Inc.[a,b]	213,559	6,744,193
Engility Holdings Inc.[a,b]	358,621	10,184,836
Esterline Technologies Corp.[a]	507,345	48,096,306
KEYW Holding Corp. (The)[a,b]	933,344	8,726,766
KLX Inc.[a,b]	1,002,629	50,131,450
Kratos Defense & Security Solutions Inc.[a,b]	1,387,735	16,472,415
Mercury Systems Inc.[a,b]	907,242	38,185,816
Moog Inc. Class Aa	617,355	44,276,701
National Presto Industries Inc.	98,593	10,894,527
Sparton Corp.[a,b]	199,838	4,394,438
Triumph Group Inc.	945,900	29,890,440
Vectrus Inc.[a]	220,385	7,122,843
Wesco Aircraft Holdings Inc.[a,b]	1,084,239	11,763,993

		530,954,432
AIR FREIGHT & LOGISTICS — 0.31%
Air Transport Services Group Inc.[a,b]	1,007,759	21,948,991
Atlas Air Worldwide Holdings Inc.[a,b]	450,941	23,516,573
Echo Global Logistics Inc.[a,b]	534,301	10,632,590
Forward Air Corp.	572,351	30,494,861
Hub Group Inc. Class Aa,b	632,109	24,241,380
Radiant Logistics Inc.[a,b]	780,709	4,200,215

		115,034,610
AIRLINES — 0.31%
Allegiant Travel Co.	253,828	34,419,077
Hawaiian Holdings Inc.[a,b]	1,012,996	47,560,162

Security	Shares	Value
SkyWest Inc.	968,229	$33,984,838

		115,964,077
AUTO COMPONENTS — 1.20%
American Axle & Manufacturing Holdings Inc.[a,b]	1,619,250	25,260,300
Cooper Tire & Rubber Co.	1,028,975	37,145,997
Cooper-Standard Holding Inc.[a,b]	339,710	34,266,548
Dana Inc.	2,817,403	62,912,609
Dorman Products Inc.[a,b]	530,574	43,915,610
Fox Factory Holding Corp.[a,b]	678,472	24,153,603
Gentherm Inc.[a,b]	714,763	27,732,804
Horizon Global Corp.[a,b]	493,982	7,093,582
LCI Industries[b]	471,525	48,284,160
Modine Manufacturing Co.[a,b]	957,226	15,842,090
Motorcar Parts of America Inc.[a,b]	363,290	10,259,310
Shiloh Industries Inc.[a,b]	168,275	1,975,548
Standard Motor Products Inc.	418,772	21,868,274
Stoneridge Inc.[a,b]	537,965	8,290,041
Superior Industries International Inc.	486,098	9,989,314
Tenneco Inc.	1,034,210	59,808,364
Tower International Inc.	395,166	8,871,477
VOXX International Corp.[a,b]	387,924	3,180,977

		450,850,608
AUTOMOBILES — 0.06%
Winnebago Industries Inc.	610,163	21,355,705

		21,355,705
BANKS — 10.50%
1st Source Corp.	313,218	15,015,671
Access National Corp.	285,614	7,574,483
ACNB Corp.	119,415	3,642,158
Allegiance Bancshares Inc.[a,b]	225,457	8,635,003
American National Bankshares Inc.	162,439	6,002,121
Ameris Bancorp.	703,431	33,905,374
Ames National Corp.	165,754	5,072,072
Arrow Financial Corp.	226,492	7,168,472
Atlantic Capital Bancshares Inc.[a,b]	396,398	7,531,562
Banc of California Inc.[b]	842,119	18,105,559

356

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
BancFirst Corp.	162,582	$15,705,421
Banco Latinoamericano de Comercio Exterior SA Class E	599,288	16,408,505
Bancorp. Inc. (The)[a,b]	952,520	7,220,102
BancorpSouth Inc.	1,667,174	50,848,807
Bank of Commerce Holdings	299,674	3,311,398
Bank of Marin Bancorp.	118,252	7,278,411
Bank of NT Butterfield & Son Ltd. (The)	1,041,206	35,505,125
Bankwell Financial Group Inc.	115,357	3,602,599
Banner Corp.	638,175	36,063,269
Bar Harbor Bankshares	301,002	9,276,882
BCB Bancorp. Inc.	183,376	2,805,653
Berkshire Hills Bancorp. Inc.	688,546	24,202,392
Blue Hills Bancorp. Inc.	461,444	8,259,848
Boston Private Financial Holdings Inc.	1,618,199	24,839,355
Bridge Bancorp. Inc.	365,768	12,180,074
Brookline Bancorp. Inc.	1,454,341	21,233,379
Bryn Mawr Bank Corp.	329,109	13,987,133
C&F Financial Corp.	64,116	3,007,040
Cadence BanCorp[a]	168,479	3,686,321
California First National Bancorp.[b]	45,795	863,236
Camden National Corp.	301,284	12,928,096
Capital Bank Financial Corp. Class A	563,168	21,456,701
Capital City Bank Group Inc.	220,320	4,498,934
Capstar Financial Holdings Inc.[a,b]	166,786	2,958,784
Carolina Financial Corp.[b]	278,788	9,010,428
Cathay General Bancorp.	1,464,368	55,572,766
CenterState Banks Inc.	1,044,560	25,967,762
Central Pacific Financial Corp.	595,461	18,739,158
Central Valley Community Bancorp.	198,098	4,389,852
Century Bancorp. Inc./MA Class A	58,531	3,722,572
Chemical Financial Corp.	1,373,190	66,476,128
Chemung Financial Corp.	60,286	2,464,492
Citizens & Northern Corp.	231,796	5,391,575

Security	Shares	Value
City Holding Co.	295,744	$19,480,657
Civista Bancshares Inc.	191,947	4,007,853
CNB Financial Corp./PA	287,595	6,893,652
CoBiz Financial Inc.	732,734	12,749,572
Codorus Valley Bancorp. Inc.	159,776	4,537,638
Columbia Banking System Inc.	1,135,582	45,252,943
Commerce Union Bancshares Inc.	134,144	3,202,017
Community Bank System Inc.	951,225	53,049,818
Community Bankers Trust Corp.[a]	415,197	3,425,375
Community Financial Corp. (The )	76,648	2,950,948
Community Trust Bancorp. Inc.	300,547	13,148,931
ConnectOne Bancorp. Inc.	592,318	13,356,771
County Bancorp. Inc.	91,341	2,192,184
CU Bancorp.[a,b]	321,126	11,608,705
Customers Bancorp. Inc.[a,b]	553,798	15,661,407
CVB Financial Corp.	2,010,011	45,084,547
DNB Financial Corp.[b]	60,068	2,060,332
Eagle Bancorp. Inc.[a,b]	612,213	38,753,083
Enterprise Bancorp. Inc./MA	185,111	6,578,845
Enterprise Financial Services Corp.	436,390	17,804,712
Equity Bancshares Inc. Class Aa,b	206,202	6,318,029
Evans Bancorp. Inc.	89,331	3,568,773
Farmers & Merchants Bancorp. Inc./Archbold OHb	85,790	5,318,980
Farmers Capital Bank Corp.	149,699	5,770,896
Farmers National Banc Corp.	503,874	7,306,173
FB Financial Corp.[a,b]	129,934	4,702,311
FCB Financial Holdings Inc. Class Aa,b	681,825	32,557,144
Fidelity Southern Corp.	421,229	9,629,295
Financial Institutions Inc.	277,424	8,267,235
First Bancorp. Inc./ME	196,819	5,325,922
First BanCorp./Puerto Rico[a]	3,174,795	18,382,063
First Bancorp./Southern Pines NC	474,177	14,822,773

357

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
First Bancshares Inc. (The)[b]	164,265	$4,533,714
First Busey Corp.	629,943	18,469,929
First Business Financial Services Inc.	171,377	3,955,381
First Citizens BancShares Inc./NC Class Ab	143,638	53,533,883
First Commonwealth Financial Corp.	1,874,262	23,765,642
First Community Bancshares Inc./VA	321,811	8,801,531
First Community Financial Partners Inc.[a,b]	264,796	3,415,868
First Connecticut Bancorp. Inc./Farmington CT	274,258	7,034,718
First Financial Bancorp.	1,201,350	33,277,395
First Financial Bankshares Inc.	1,228,701	54,308,584
First Financial Corp./IN	204,917	9,692,574
First Financial Northwest Inc.	164,369	2,651,272
First Foundation Inc.[a,b]	546,126	8,972,850
First Guaranty Bancshares Inc.	75,424	2,054,550
First Internet Bancorp.	124,930	3,504,287
First Interstate BancSystem Inc.[b]	497,395	18,503,094
First Merchants Corp.	801,845	32,186,058
First Mid-Illinois Bancshares Inc.	194,514	6,660,159
First Midwest Bancorp. Inc./IL	1,977,975	46,106,597
First Northwest Bancorp.[a,b]	199,544	3,146,809
First of Long Island Corp. (The)	452,422	12,939,269
Flushing Financial Corp.	537,838	15,161,653
FNB Bancorp./CAb	102,657	2,818,961
Franklin Financial Network Inc.[a,b]	229,457	9,465,101
Fulton Financial Corp.	3,322,425	63,126,075
German American Bancorp. Inc.	417,071	14,217,950
Glacier Bancorp. Inc.	1,489,455	54,528,948
Great Southern Bancorp. Inc.	214,728	11,487,948
Great Western Bancorp. Inc.	1,147,229	46,818,416
Green Bancorp. Inc.[a,b]	418,570	8,120,258

Security	Shares	Value
Guaranty Bancorp.	454,802	$12,370,614
Guaranty Bancshares Inc./TXb	39,151	1,250,874
Hancock Holding Co.	1,633,284	80,030,916
Hanmi Financial Corp.	617,361	17,563,920
HarborOne Bancorp Inc.[a,b]	251,475	5,019,441
Heartland Financial USA Inc.	475,679	22,404,481
Heritage Commerce Corp.	700,859	9,657,837
Heritage Financial Corp./WA	571,054	15,132,931
Hilltop Holdings Inc.	1,452,250	38,063,473
Home BancShares Inc./AR	2,504,031	62,350,372
HomeTrust Bancshares Inc.[a,b]	329,313	8,035,237
Hope Bancorp Inc.	2,520,967	47,016,035
Horizon Bancorp./IN	412,607	10,872,194
Howard Bancorp. Inc.[a]	170,336	3,278,968
IBERIABANK Corp.	979,813	79,854,760
Independent Bank Corp./MI	399,294	8,684,645
Independent Bank Corp./Rockland MA	516,587	34,430,524
Independent Bank Group Inc.[b]	341,892	20,342,574
International Bancshares Corp.	1,070,852	37,533,363
Investar Holding Corp.[b]	158,010	3,618,429
Investors Bancorp. Inc.	5,024,322	67,124,942
Lakeland Bancorp. Inc.	869,259	16,385,532
Lakeland Financial Corp.	466,580	21,406,690
LCNB Corp.	171,664	3,433,280
LegacyTexas Financial Group Inc.	915,455	34,906,299
Live Oak Bancshares Inc.[b]	389,094	9,416,075
Macatawa Bank Corp.	510,658	4,871,677
MainSource Financial Group Inc.	478,507	16,034,770
MB Financial Inc.	1,569,526	69,121,925
MBT Financial Corp.	345,729	3,353,571
Mercantile Bank Corp.	316,681	9,969,118
Middlefield Banc Corp.	50,624	2,551,450
Midland States Bancorp. Inc.	296,617	9,942,602
MidSouth Bancorp. Inc.	172,009	2,021,106
MidWestOne Financial Group Inc.	216,013	7,320,681

358

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
MutualFirst Financial Inc.	118,745	$4,239,197
National Bank Holdings Corp. Class A	482,983	15,991,567
National Bankshares Inc.	131,375	5,360,100
National Commerce Corp.[a,b]	203,879	8,063,414
NBT Bancorp. Inc.	831,794	30,734,788
Nicolet Bankshares Inc.[a,b]	173,197	9,475,608
Northrim BanCorp. Inc.	131,032	3,983,373
Norwood Financial Corp.	73,873	3,121,134
OFG Bancorp.	857,244	8,572,440
Ohio Valley Banc Corp.[b]	78,923	2,845,174
Old Line Bancshares Inc.	163,410	4,604,894
Old National Bancorp./IN	2,602,773	44,897,834
Old Point Financial Corp.	70,169	2,307,157
Old Second Bancorp. Inc.	575,890	6,651,530
Opus Bank[b]	401,607	9,718,889
Orrstown Financial Services Inc.	144,386	3,299,220
Pacific Continental Corp.	419,780	10,725,379
Pacific Mercantile Bancorp.[a,b]	334,063	2,939,754
Pacific Premier Bancorp. Inc.[a,b]	759,124	28,011,676
Paragon Commercial Corp.[a]	81,452	4,273,786
Park National Corp.	260,048	26,972,179
Park Sterling Corp.	998,186	11,858,450
Parke Bancorp. Inc.	110,656	2,478,694
Peapack Gladstone Financial Corp.	325,106	10,172,567
Penns Woods Bancorp. Inc.	89,679	3,692,981
People’s Utah Bancorp.	263,487	7,061,452
Peoples Bancorp. Inc./OH	327,186	10,512,486
Peoples Bancorp. of North Carolina Inc.	81,862	2,586,839
Peoples Financial Services Corp.	138,568	6,059,579
Preferred Bank/Los Angeles CA	251,605	13,453,319
Premier Financial Bancorp. Inc.	182,815	3,767,817
QCR Holdings Inc.	235,274	11,151,988
Renasant Corp.	843,937	36,913,804
Republic Bancorp. Inc./KY Class A	185,362	6,617,423

Security	Shares	Value
Republic First Bancorp. Inc.[a,b]	936,315	$8,660,914
S&T Bancorp. Inc.	672,050	24,099,713
Sandy Spring Bancorp. Inc.	458,803	18,654,930
Seacoast Banking Corp. of Florida[a,b]	774,111	18,656,075
ServisFirst Bancshares Inc.	903,019	33,312,371
Shore Bancshares Inc.	244,904	4,028,671
Sierra Bancorp.	238,534	5,856,010
Simmons First National Corp. Class A	585,798	30,988,714
SmartFinancial Inc.[a]	138,583	3,309,362
South State Corp.	559,576	47,955,663
Southern First Bancshares Inc.[a,b]	125,424	4,646,959
Southern National Bancorp. of Virginia Inc.	359,439	6,326,126
Southside Bancshares Inc.	536,441	18,743,249
Southwest Bancorp. Inc.	344,902	8,812,246
State Bank Financial Corp.	726,788	19,710,491
Sterling Bancorp./DE	2,553,637	59,372,060
Stock Yards Bancorp. Inc.	422,792	16,446,609
Stonegate Bank	271,534	12,539,440
Summit Financial Group Inc.	210,494	4,630,868
Sun Bancorp. Inc./NJb	206,292	5,085,098
Sunshine Bancorp. Inc.[a,b]	142,511	3,036,909
Texas Capital Bancshares Inc.[a,b]	965,351	74,718,167
Tompkins Financial Corp.	284,346	22,383,717
TowneBank/Portsmouth VA	1,102,871	33,968,427
TriCo Bancshares	397,208	13,961,861
Tristate Capital Holdings Inc.[a,b]	436,534	11,000,657
Triumph Bancorp. Inc.[a,b]	295,174	7,246,522
Trustmark Corp.	1,321,784	42,508,573
Two River Bancorp.	139,419	2,591,799
UMB Financial Corp.	876,949	65,648,402
Umpqua Holdings Corp.	4,291,687	78,795,373
Union Bankshares Corp.	836,038	28,341,688
Union Bankshares Inc./Morrisville VTb	81,254	3,859,565
United Bankshares Inc./WV	1,937,825	75,962,740
United Community Banks Inc./GA	1,375,157	38,229,365

359

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
United Security Bancshares/Fresno CA	251,973	$2,330,750
Unity Bancorp. Inc.	149,215	2,566,498
Univest Corp. of Pennsylvania[b]	502,854	15,060,477
Valley National Bancorp.	5,004,374	59,101,657
Veritex Holdings Inc.[a,b]	277,152	7,297,412
Washington Trust Bancorp. Inc.	295,760	15,246,428
WashingtonFirst Bankshares Inc.	189,102	6,529,692
WesBanco Inc.	815,512	32,245,344
West Bancorp. Inc.	319,607	7,558,706
Westamerica Bancorp.	492,967	27,625,871
Wintrust Financial Corp.	1,074,580	82,140,895
Xenith Bankshares Inc.[a,b]	99,370	3,086,432

		3,946,911,025
BEVERAGES — 0.24%
Boston Beer Co. Inc. (The) Class Aa,b	174,118	23,009,694
Castle Brands Inc.[a,b]	1,679,370	2,888,516
Coca-Cola Bottling Co. Consolidated[b]	91,167	20,865,391
Craft Brew Alliance Inc.[a,b]	245,739	4,140,702
MGP Ingredients Inc.[b]	250,436	12,814,810
National Beverage Corp.[b]	227,382	21,273,860
Primo Water Corp.[a,b]	490,127	6,224,613

		91,217,586
BIOTECHNOLOGY — 5.47%
Abeona Therapeutics Inc.[a,b]	446,382	2,856,845
Acceleron Pharma Inc.[a,b]	620,639	18,861,219
Achaogen Inc.[a]	561,096	12,192,616
Achillion Pharmaceuticals Inc.[a,b]	2,155,723	9,894,769
Acorda Therapeutics Inc.[a,b]	850,291	16,750,733
Adamas Pharmaceuticals Inc.[a,b]	268,106	4,689,174
Aduro Biotech Inc.[a,b]	773,775	8,821,035
Advaxis Inc.[a,b]	683,988	4,439,082
Agenus Inc.[a,b]	1,361,210	5,322,331
Aimmune Therapeutics Inc.[a,b]	655,073	13,468,301
Akebia Therapeutics Inc.[a,b]	677,822	9,740,302

Security	Shares	Value
Alder Biopharmaceuticals Inc.[a,b]	866,688	$9,923,578
AMAG Pharmaceuticals Inc.[a,b]	699,003	12,861,655
Amicus Therapeutics Inc.[a,b]	2,779,371	27,988,266
AnaptysBio Inc.[a]	113,142	2,707,488
Anavex Life Sciences Corp.[a,b]	703,208	3,741,067
Ardelyx Inc.[a,b]	663,466	3,383,677
Arena Pharmaceuticals Inc.[a,b]	628,968	10,610,690
Array BioPharma Inc.[a,b]	3,352,452	28,060,023
Asterias Biotherapeutics Inc.[a,b]	503,162	1,786,225
Atara Biotherapeutics Inc.[a,b]	509,686	7,135,604
Athersys Inc.[a,b]	1,976,457	2,984,450
Audentes Therapeutics Inc.[a,b]	295,451	5,651,978
Avexis Inc.[a,b]	475,814	39,092,878
Axovant Sciences Ltd.[a,b]	578,955	13,425,966
Bellicum Pharmaceuticals Inc.[a,b]	521,129	6,086,787
BioCryst Pharmaceuticals Inc.[a,b]	1,550,724	8,622,025
Biohaven Pharmaceutical Holding Co. Ltd.[a]	172,352	4,308,800
BioSpecifics Technologies Corp.[a,b]	112,932	5,591,263
BioTime Inc.[a,b]	1,545,926	4,869,667
Bluebird Bio Inc.[a,b]	868,426	91,228,151
Blueprint Medicines Corp.[a,b]	752,054	38,106,576
Calithera Biosciences Inc.[a]	592,543	8,799,264
Cara Therapeutics Inc.[a,b]	517,400	7,962,786
Cascadian Therapeutics Inc.[a]	663,202	2,463,795
Catalyst Pharmaceuticals Inc.[a,b]	1,383,869	3,819,478
Celldex Therapeutics Inc.[a,b]	2,343,110	5,787,482
ChemoCentryx Inc.[a,b]	471,777	4,415,833
Chimerix Inc.[a,b]	900,240	4,906,308
Clovis Oncology Inc.[a,b]	839,189	78,573,266
Coherus Biosciences Inc.[a,b]	742,817	10,659,424
Conatus Pharmaceuticals Inc.[a,b]	494,876	2,850,486

360

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
Concert Pharmaceuticals Inc.[a,b]	352,874	$4,922,592
Corbus Pharmaceuticals Holdings Inc.[a]	856,709	5,397,267
Corvus Pharmaceuticals Inc.[a,b]	162,981	1,972,070
Curis Inc.[a,b]	2,273,254	4,296,450
Cytokinetics Inc.[a,b]	804,382	9,733,022
CytomX Therapeutics Inc.[a,b]	562,315	8,715,882
Dyax Corp.[a,c]	2,384,154	5,459,713
Dynavax Technologies Corp.[a,b]	950,691	9,174,168
Eagle Pharmaceuticals Inc./DEa,b	159,610	12,591,633
Edge Therapeutics Inc.[a,b]	384,645	3,946,458
Editas Medicine Inc.[a,b]	654,033	10,974,674
Emergent BioSolutions Inc.[a,b]	648,773	21,999,892
Enanta Pharmaceuticals Inc.[a,b]	309,936	11,151,497
Epizyme Inc.[a,b]	795,759	12,015,961
Esperion Therapeutics Inc.[a,b]	288,967	13,373,393
Exact Sciences Corp.[a,b]	2,126,709	75,221,697
Fate Therapeutics Inc.[a,b]	737,605	2,389,840
FibroGen Inc.[a,b]	1,157,565	37,389,349
Five Prime Therapeutics Inc.[a,b]	533,473	16,062,872
Flexion Therapeutics Inc.[a,b]	536,761	10,853,307
Fortress Biotech Inc.[a,b]	642,959	3,054,055
Foundation Medicine Inc.[a,b]	277,445	11,028,439
Genocea Biosciences Inc.[a]	553,943	2,891,582
Genomic Health Inc.[a,b]	382,430	12,448,096
Geron Corp.[a,b]	2,902,203	8,039,102
Global Blood Therapeutics Inc.[a,b]	714,610	19,544,583
Halozyme Therapeutics Inc.[a,b]	2,114,345	27,105,903
Heron Therapeutics Inc.[a,b]	879,699	12,183,831
Idera Pharmaceuticals Inc.[a,b]	2,179,099	3,748,050
Ignyta Inc.[a,b]	967,207	10,010,592
Immune Design Corp.[a,b]	330,109	3,218,563
ImmunoGen Inc.[a,b]	1,532,762	10,897,938
Immunomedics Inc.[a,b]	1,979,483	17,478,835
Inovio Pharmaceuticals Inc.[a,b]	1,309,496	10,266,449

Security	Shares	Value
Insmed Inc.[a,b]	1,198,324	$20,563,240
Insys Therapeutics Inc.[a,b]	477,178	6,036,302
Intellia Therapeutics Inc.[a,b]	274,458	4,391,328
Invitae Corp.[a,b]	753,730	7,205,659
Iovance Biotherapeutics Inc.[a,b]	1,066,518	7,838,907
Ironwood Pharmaceuticals Inc.[a,b]	2,608,008	49,239,191
Jounce Therapeutics Inc.[a,b]	125,884	1,766,153
Karyopharm Therapeutics Inc.[a,b]	654,304	5,921,451
Keryx Biopharmaceuticals Inc.[a,b]	1,584,080	11,452,898
Kindred Biosciences Inc.[a]	407,484	3,504,362
Kite Pharma Inc.[a,b]	946,694	98,143,767
Kura Oncology Inc.[a]	275,819	2,565,117
La Jolla Pharmaceutical Co.[a,b]	338,446	10,075,537
Lexicon Pharmaceuticals Inc.[a,b]	839,308	13,806,617
Ligand Pharmaceuticals Inc.[a,b]	397,025	48,198,835
Loxo Oncology Inc.[a,b]	387,624	31,083,569
MacroGenics Inc.[a,b]	649,110	11,365,916
Madrigal Pharmaceuticals Inc.[a]	78,127	1,270,345
Matinas BioPharma Holdings Inc.[a,b]	1,021,137	1,725,722
MediciNova Inc.[a,b]	633,660	3,333,052
Merrimack Pharmaceuticals Inc.[b]	2,616,898	3,244,954
MiMedx Group Inc.[a,b]	2,005,192	30,017,724
Minerva Neurosciences Inc.[a,b]	486,700	4,307,295
Miragen Therapeutics Inc.[a]	244,290	3,158,670
Momenta Pharmaceuticals Inc.[a,b]	1,421,902	24,030,144
Myriad Genetics Inc.[a,b]	1,244,195	32,149,999
NantKwest Inc.[a,b]	591,133	4,486,699
Natera Inc.[a,b]	607,988	6,602,750
NewLink Genetics Corp.[a,b]	416,063	3,058,063
Novavax Inc.[a,b]	5,451,629	6,269,373
Novelion Therapeutics Inc.[a]	292,624	2,700,920

361

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
Nymox Pharmaceutical Corp.[a]	562,939	$2,476,932
Oncocyte Corp.[a]	69,659	362,227
Organovo Holdings Inc.[a,b]	1,979,471	5,206,009
Otonomy Inc.[a,b]	545,944	10,291,044
Ovid therapeutics Inc.[a,b]	97,790	1,025,817
PDL BioPharma Inc.	3,216,242	7,944,118
Pieris Pharmaceuticals Inc.[a]	664,334	3,361,530
Portola Pharmaceuticals Inc.[a,b]	961,984	54,034,641
Progenics Pharmaceuticals Inc.[a,b]	1,388,629	9,428,791
Protagonist Therapeutics Inc.[a,b]	181,626	2,054,190
Prothena Corp. PLC[a,b]	743,532	40,239,952
PTC Therapeutics Inc.[a,b]	610,071	11,182,601
Puma Biotechnology Inc.[a,b]	556,418	48,630,933
Ra Pharmaceuticals Inc.[a,b]	227,496	4,263,275
Radius Health Inc.[a,b]	720,516	32,588,939
Recro Pharma Inc.[a]	263,626	1,853,291
REGENXBIO Inc.[a,b]	532,842	10,523,629
Repligen Corp.[a,b]	663,046	27,476,626
Retrophin Inc.[a,b]	740,313	14,354,669
Rigel Pharmaceuticals Inc.[a,b]	2,409,371	6,577,583
Sage Therapeutics Inc.[a,b]	669,153	53,291,345
Sangamo Therapeutics Inc.[a,b]	1,308,843	11,517,818
Sarepta Therapeutics Inc.[a,b]	1,006,197	33,918,901
Selecta Biosciences Inc.[a,b]	226,675	4,501,766
Seres Therapeutics Inc.[a,b]	396,072	4,475,614
Spark Therapeutics Inc.[a,b]	450,207	26,895,366
Spectrum Pharmaceuticals Inc.[a,b]	1,508,351	11,237,215
Stemline Therapeutics Inc.[a,b]	448,374	4,125,041
Strongbridge Biopharma PLC[a,b]	416,745	2,979,727
Syndax Pharmaceuticals Inc.[a,b]	170,581	2,383,017
Synergy Pharmaceuticals Inc.[a,b]	4,391,195	19,540,818
Syros Pharmaceuticals Inc.[a,b]	242,152	3,896,226
TG Therapeutics Inc.[a,b]	939,705	9,444,035
Tocagen Inc.[a]	162,542	1,955,380
Trevena Inc.[a,b]	1,097,279	2,523,742

Security	Shares	Value
Ultragenyx Pharmaceutical Inc.[a,b]	766,455	$47,604,520
Vanda Pharmaceuticals Inc.[a]	852,675	13,898,602
VBI Vaccines Inc.[a]	419,534	1,824,973
Veracyte Inc.[a,b]	458,520	3,819,472
Versartis Inc.[a,b]	625,218	10,910,054
Voyager Therapeutics Inc.[a,b]	281,862	2,525,484
vTv Therapeutics Inc. Class Aa,b	145,508	723,175
XBiotech Inc.[a,b]	417,302	1,961,319
Xencor Inc.[a,b]	737,531	15,569,279
ZIOPHARM Oncology Inc.[a,b]	2,544,273	15,825,378

		2,055,738,721
BUILDING PRODUCTS — 1.23%
AAON Inc.[b]	795,192	29,302,825
Advanced Drainage Systems Inc.	662,852	13,323,325
American Woodmark Corp.[a]	272,691	26,055,625
Apogee Enterprises Inc.	553,944	31,486,177
Armstrong Flooring Inc.[a,b]	451,494	8,113,347
Builders FirstSource Inc.[a,b]	1,873,909	28,708,286
Caesarstone Ltd.[a,b]	439,383	15,400,374
Continental Building Products Inc.[a,b]	765,238	17,830,046
CSW Industrials Inc.[a,b]	280,465	10,839,972
Gibraltar Industries Inc.[a,b]	600,125	21,394,456
Griffon Corp.	584,193	12,823,036
Insteel Industries Inc.[b]	352,437	11,619,848
JELD-WEN Holding Inc.[a]	436,060	14,154,508
Masonite International Corp.[a,b]	576,594	43,532,847
NCI Building Systems Inc.[a,b]	774,262	12,930,176
Patrick Industries Inc.[a,b]	315,175	22,960,499
PGT Innovations Inc.[a,b]	947,446	12,127,309
Ply Gem Holdings Inc.[a,b]	426,383	7,653,575
Quanex Building Products Corp.	673,095	14,235,959
Simpson Manufacturing Co. Inc.	798,498	34,902,348
Trex Co. Inc.[a,b]	572,402	38,728,719
Universal Forest Products Inc.	391,078	34,145,020

		462,268,277

362

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
CAPITAL MARKETS — 1.33%
Arlington Asset Investment Corp. Class Ab	348,427	$4,762,997
Artisan Partners Asset Management Inc. Class A	861,821	26,457,905
Associated Capital Group Inc.	95,652	3,252,168
B. Riley Financial Inc.	281,459	5,221,064
Cohen & Steers Inc.	422,240	17,117,610
Cowen Group Inc. Class Aa,b	501,914	8,156,103
Diamond Hill Investment Group Inc.	61,200	12,203,280
Donnelley Financial Solutions Inc.[a]	510,416	11,719,151
Evercore Partners Inc. Class A	792,073	55,841,147
Fifth Street Asset Management Inc.	215,078	1,043,128
Financial Engines Inc.	1,133,934	41,501,984
GAIN Capital Holdings Inc.	753,628	4,695,102
GAMCO Investors Inc. Class Ab	96,853	2,866,849
Greenhill & Co. Inc.	530,583	10,664,718
Hamilton Lane Inc. Class A	266,942	5,870,055
Houlihan Lokey Inc.	430,564	15,026,684
INTL. FCStone Inc.[a,b]	294,055	11,103,517
Investment Technology Group Inc.	522,073	11,088,831
Janus Henderson Group PLC[a]	1	33
KCG Holdings Inc. Class Aa	865,483	17,257,731
Ladenburg Thalmann Financial Services Inc.[a,b]	1,959,407	4,780,953
Medley Management Inc.	118,616	771,004
Moelis & Co. Class A	486,182	18,888,171
OM Asset Management PLC	1,070,164	15,902,637
Oppenheimer Holdings Inc. Class A	199,638	3,274,063
Piper Jaffray Companies	278,775	16,712,561
PJT Partners Inc. Class Ab	358,515	14,419,473
Pzena Investment Management Inc. Class A	329,215	3,344,824
Safeguard Scientifics Inc.[a,b]	388,667	4,625,137

Security	Shares	Value
Silvercrest Asset Management Group Inc.	132,752	$1,785,514
Stifel Financial Corp.[a]	1,291,297	59,373,836
Value Line Inc.	22,847	418,100
Virtu Financial Inc. Class Ab	477,597	8,429,587
Virtus Investment Partners Inc.	130,106	14,435,261
Waddell & Reed Financial Inc. Class A	1,538,346	29,043,973
Westwood Holdings Group Inc.	159,183	9,024,084
Wins Finance Holdings Inc.[a,b]	25,049	5,260,290
WisdomTree Investments Inc.[b]	2,165,652	22,024,681

		498,364,206
CHEMICALS — 2.13%
A Schulman Inc.	557,090	17,826,880
AdvanSix Inc.[a]	579,686	18,109,391
AgroFresh Solutions Inc.[a,b]	455,096	3,267,589
American Vanguard Corp.[b]	556,291	9,596,020
Balchem Corp.	617,867	48,014,445
Calgon Carbon Corp.	985,878	14,886,758
Chase Corp.	138,558	14,784,139
Codexis Inc.[a,b]	845,501	4,607,980
Core Molding Technologies Inc.[a,b]	141,960	3,067,756
Ferro Corp.[a,b]	1,641,567	30,024,260
Flotek Industries Inc.[a,b]	1,103,329	9,863,761
FutureFuel Corp.	501,188	7,562,927
GCP Applied Technologies Inc.[a,b]	1,390,520	42,410,860
Hawkins Inc.	192,763	8,934,565
HB Fuller Co.	982,023	50,191,195
Ingevity Corp.[a]	824,000	47,297,600
Innophos Holdings Inc.	378,790	16,606,154
Innospec Inc.	467,589	30,650,459
Intrepid Potash Inc.[a,b]	1,832,023	4,140,372
KMG Chemicals Inc.[b]	177,891	8,657,955
Koppers Holdings Inc.[a]	404,150	14,610,022
Kraton Corp.[a,b]	585,851	20,176,708
Kronos Worldwide Inc.	447,675	8,156,638
LSB Industries Inc.[a,b]	444,435	4,591,013

363

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
Minerals Technologies Inc.[b]	684,163	$50,080,732
OMNOVA Solutions Inc.[a,b]	859,053	8,375,767
PolyOne Corp.	1,559,763	60,425,219
Quaker Chemical Corp.	252,190	36,625,554
Rayonier Advanced Materials Inc.	832,618	13,088,755
Sensient Technologies Corp.	857,958	69,091,358
Stepan Co.	388,994	33,896,937
Trecora Resources[a,b]	374,492	4,213,035
Tredegar Corp.	512,971	7,822,808
Trinseo SA	859,656	59,058,367
Tronox Ltd. Class A	1,259,478	19,043,307
Valhi Inc.	479,250	1,428,165

		801,185,451
COMMERCIAL SERVICES & SUPPLIES — 2.46%
ABM Industries Inc.	1,089,970	45,255,554
ACCO Brands Corp.[a,b]	2,079,613	24,227,491
Advanced Disposal Services Inc.[a]	456,465	10,375,449
Aqua Metals Inc.[a,b]	322,169	4,043,221
ARC Document Solutions Inc.[a]	816,844	3,398,071
Brady Corp. Class A	906,133	30,717,909
Brink’s Co. (The)	888,377	59,521,259
Casella Waste Systems Inc. Class Aa,b	770,709	12,647,335
CECO Environmental Corp.	603,219	5,537,550
CompX International Inc.	31,669	482,952
Covanta Holding Corp.	2,267,994	29,937,521
Deluxe Corp.	939,243	65,014,400
Ennis Inc.	487,006	9,301,815
Essendant Inc.	725,018	10,752,017
Healthcare Services Group Inc.	1,384,509	64,836,557
Heritage-Crystal Clean Inc.[a,b]	274,456	4,363,850
Herman Miller Inc.	1,155,989	35,142,066
HNI Corp.	855,287	34,100,293
Hudson Technologies Inc.[a,b]	709,596	5,996,086
InnerWorkings Inc.[a,b]	876,393	10,166,159
Interface Inc.	1,205,778	23,693,538
Kimball International Inc. Class B	714,968	11,932,816
Knoll Inc.	948,555	19,018,528

Security	Shares	Value
LSC Communications Inc.	647,050	$13,846,870
Matthews International Corp. Class A	606,009	37,118,051
McGrath RentCorp	461,826	15,993,034
Mobile Mini Inc.	857,844	25,606,643
MSA Safety Inc.	645,611	52,404,245
Multi-Color Corp.[b]	267,341	21,815,026
NL Industries Inc.[a,b]	165,696	1,168,157
Quad/Graphics Inc.	607,784	13,930,409
RR Donnelley & Sons Co.	1,318,973	16,539,921
SP Plus Corp.[a,b]	339,015	10,356,908
Steelcase Inc. Class A	1,659,069	23,226,966
Team Inc.[a,b]	578,584	13,567,795
Tetra Tech Inc.	1,107,832	50,683,314
U.S. Ecology Inc.	422,886	21,355,743
UniFirst Corp./MAb	297,794	41,899,616
Viad Corp.	396,681	18,743,177
VSE Corp.	168,752	7,590,465
West Corp.	853,646	19,907,025

		926,215,802
COMMUNICATIONS EQUIPMENT — 1.90%
Acacia Communications Inc.[a,b]	357,754	14,836,058
ADTRAN Inc.	921,474	19,028,438
Aerohive Networks Inc.[a,b]	578,963	2,894,815
Applied Optoelectronics Inc.[a,b]	359,916	22,239,210
CalAmp Corp.[a,b]	669,923	13,619,534
Calix Inc.[a,b]	862,328	5,906,947
Ciena Corp.[a,b]	2,733,235	68,385,540
Clearfield Inc.[a,b]	227,873	3,007,924
Comtech Telecommunications Corp.	444,813	8,438,103
Digi International Inc.[a]	515,084	5,228,102
EMCORE Corp.	494,713	5,268,693
Extreme Networks Inc.[a,b]	2,114,411	19,494,869
Finisar Corp.[a,b]	2,160,905	56,140,312
Harmonic Inc.[a,b]	1,540,049	8,085,257
Infinera Corp.[a,b]	2,803,907	29,917,688
InterDigital Inc./PA	670,826	51,854,850
KVH Industries Inc.[a,b]	293,956	2,792,582
Lumentum Holdings Inc.[a,b]	1,180,488	67,346,840
NETGEAR Inc.[a]	625,010	26,937,931

364

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
NetScout Systems Inc.[a,b]	1,721,912	$59,233,773
Oclaro Inc.[a,b]	3,207,208	29,955,323
Plantronics Inc.	647,815	33,887,203
Quantenna Communications Inc.[a,b]	408,740	7,766,060
ShoreTel Inc.[a,b]	1,347,129	7,813,348
Sonus Networks Inc.[a,b]	910,611	6,774,946
Ubiquiti Networks Inc.[a,b]	448,042	23,284,743
ViaSat Inc.[a,b]	1,031,501	68,285,366
Viavi Solutions Inc.[a,b]	4,434,675	46,697,128

		715,121,583
CONSTRUCTION & ENGINEERING — 1.20%
Aegion Corp.[a,b]	644,229	14,095,731
Ameresco Inc. Class Aa,b	356,946	2,748,484
Argan Inc.	281,481	16,888,860
Chicago Bridge & Iron Co. NVb	1,950,097	38,475,414
Comfort Systems USA Inc.	713,749	26,480,088
Dycom Industries Inc.[a,b]	590,807	52,889,043
EMCOR Group Inc.	1,142,269	74,681,547
Granite Construction Inc.	769,152	37,103,892
Great Lakes Dredge & Dock Corp.[a,b]	1,138,447	4,895,322
HC2 Holdings Inc.[a,b]	789,252	4,640,802
IES Holdings Inc.[a,b]	170,318	3,091,272
KBR Inc.	2,785,420	42,394,092
Layne Christensen Co.[a,b]	353,741	3,109,383
MasTec Inc.[a,b]	1,294,235	58,434,710
MYR Group Inc.[a,b]	309,508	9,600,938
Northwest Pipe Co.[a]	184,427	2,998,783
NV5 Global Inc.[a,b]	153,319	6,516,058
Orion Group Holdings Inc.[a]	517,341	3,864,537
Primoris Services Corp.	763,991	19,053,936
Sterling Construction Co. Inc.[a,b]	499,845	6,532,974
Tutor Perini Corp.[a,b]	724,594	20,832,078

		449,327,944
CONSTRUCTION MATERIALS — 0.24%
Forterra Inc.[a,b]	359,520	2,958,850
Summit Materials Inc. Class Aa,b	2,073,842	59,871,818
U.S. Concrete Inc.[a,b]	295,105	23,180,498
U.S. Lime & Minerals Inc.	42,088	3,302,645

		89,313,811

Security	Shares	Value
CONSUMER FINANCE — 0.59%
Elevate Credit Inc.[a]	278,798	$2,208,080
Encore Capital Group Inc.[a,b]	410,749	16,491,572
Enova International Inc.[a,b]	640,281	9,508,173
Ezcorp Inc. Class Aa,b	982,322	7,563,879
FirstCash Inc.	919,251	53,592,333
Green Dot Corp. Class Aa	885,394	34,114,231
LendingClub Corp.[a,b]	6,160,808	33,946,052
Nelnet Inc. Class A	386,374	18,163,442
PRA Group Inc.[a,b]	889,733	33,720,881
Regional Management Corp.[a,b]	211,422	4,995,902
World Acceptance Corp.[a,b]	114,100	8,547,231

		222,851,776
CONTAINERS & PACKAGING — 0.12%
Greif Inc. Class A NVS	494,623	27,590,071
Greif Inc. Class B	108,778	6,570,071
Myers Industries Inc.	447,596	8,034,348
UFP Technologies Inc.[a,b]	124,468	3,522,445

		45,717,055
DISTRIBUTORS — 0.09%
Core-Mark Holding Co. Inc.	894,653	29,577,228
Weyco Group Inc.	124,157	3,461,497

		33,038,725
DIVERSIFIED CONSUMER SERVICES — 0.89%
Adtalem Global Education Inc.	1,205,430	45,746,068
American Public Education Inc.[a]	322,407	7,624,926
Ascent Capital Group Inc. Class Aa	211,274	3,245,169
Bridgepoint Education Inc.[a,b]	357,794	5,281,039
Cambium Learning Group Inc.[a,b]	265,465	1,345,908
Capella Education Co.	224,744	19,238,086
Career Education Corp.[a,b]	1,340,794	12,871,622
Carriage Services Inc.	306,325	8,258,522
Chegg Inc.[a,b]	1,620,133	19,911,435
Collectors Universe Inc.	152,874	3,798,919
Grand Canyon Education Inc.[a,b]	908,696	71,250,853
Houghton Mifflin Harcourt Co.[a,b]	2,003,762	24,646,273

365

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
K12 Inc.[a,b]	669,035	$11,989,107
Laureate Education Inc. Class Aa,b	688,938	12,077,083
Liberty Tax Inc.	128,259	1,660,954
Regis Corp.[a,b]	717,891	7,372,741
Sotheby’sa	738,162	39,617,154
Strayer Education Inc.[b]	207,849	19,375,684
Weight Watchers International Inc.[a,b]	543,874	18,176,269

		333,487,812
DIVERSIFIED FINANCIAL SERVICES — 0.10%
FNFV Group[a]	1,221,304	19,296,603
Marlin Business Services Corp.	174,300	4,383,645
NewStar Financial Inc.[b]	597,428	6,272,994
On Deck Capital Inc.[a,b]	1,021,858	4,761,858
Tiptree Inc.[b]	490,618	3,458,857

		38,173,957
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.74%
ATN International Inc.	201,709	13,804,964
Cincinnati Bell Inc.[a,b]	813,203	15,898,119
Cogent Communications Holdings Inc.	806,024	32,321,562
Consolidated Communications Holdings Inc.[b]	960,420	20,620,217
Fairpoint Communications Inc.[a]	420,696	6,583,892
Frontier Communications Corp.[b]	22,829,485	26,482,203
General Communication Inc. Class Aa,b	515,509	18,888,250
Globalstar Inc.[a,b]	8,601,614	18,321,438
Hawaiian Telcom Holdco Inc.[a,b]	117,047	2,925,005
IDT Corp. Class B	333,522	4,792,711
Intelsat SAa,b	750,198	2,295,606
Iridium Communications Inc.[a,b]	1,617,667	17,875,220
Lumos Networks Corp.[a]	426,115	7,614,675
Ooma Inc.[a,b]	327,774	2,622,192
ORBCOMM Inc.[a,b]	1,285,673	14,528,105
pdvWireless Inc.[a,b]	186,824	4,352,999

Security	Shares	Value
Straight Path Communications Inc. Class Ba,b	166,475	$29,907,234
Vonage Holdings Corp.[a,b]	3,870,074	25,310,284
Windstream Holdings Inc.	3,691,984	14,324,898

		279,469,574
ELECTRIC UTILITIES — 1.10%
ALLETE Inc.	991,360	71,060,685
El Paso Electric Co.	783,363	40,499,867
Genie Energy Ltd. Class B	297,640	2,268,017
IDACORP Inc.	978,909	83,549,883
MGE Energy Inc.	677,060	43,568,811
Otter Tail Corp.	761,862	30,169,735
PNM Resources Inc.	1,546,267	59,144,713
Portland General Electric Co.	1,733,367	79,197,538
Spark Energy Inc. Class Ab	223,324	4,198,491

		413,657,740
ELECTRICAL EQUIPMENT — 0.69%
Allied Motion Technologies Inc.[b]	136,458	3,714,387
Atkore International Group Inc.[a]	635,143	14,322,475
AZZ Inc.	503,825	28,113,435
Babcock & Wilcox Enterprises Inc.[a,b]	958,969	11,277,475
Encore Wire Corp.	397,193	16,960,141
Energous Corp.[a,b]	364,580	5,928,071
EnerSys	845,547	61,259,880
Generac Holdings Inc.[a,b]	1,192,121	43,071,332
General Cable Corp.	960,440	15,703,194
LSI Industries Inc.	497,240	4,500,022
Plug Power Inc.[a,b]	4,032,303	8,225,898
Powell Industries Inc.	176,852	5,657,496
Preformed Line Products Co.	59,122	2,744,443
Revolution Lighting Technologies Inc.[a]	238,280	1,570,265
Sunrun Inc.[a,b]	1,645,651	11,717,035
Thermon Group Holdings Inc.[a,b]	632,176	12,118,814
TPI Composites Inc.[a,b]	206,822	3,822,071
Vicor Corp.[a]	338,556	6,060,152
Vivint Solar Inc.[a,b]	504,177	2,949,435

		259,716,021

366

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.83%
Akoustis Technologies Inc.[a,b]	159,455	$1,393,637
Anixter International Inc.[a]	562,340	43,974,988
AVX Corp.	882,436	14,419,004
Badger Meter Inc.	543,656	21,664,692
Bel Fuse Inc. Class B	197,892	4,887,932
Belden Inc.[b]	815,126	61,484,954
Benchmark Electronics Inc.[a,b]	968,649	31,287,363
Control4 Corp.[a,b]	472,595	9,267,588
CTS Corp.	630,677	13,622,623
Daktronics Inc.	687,662	6,622,185
Electro Scientific Industries Inc.[a]	610,886	5,033,701
ePlus Inc.[a]	254,320	18,845,112
Fabrinet[a,b]	702,906	29,985,970
FARO Technologies Inc.[a,b]	321,000	12,133,800
Fitbit Inc. Class Aa,b	3,379,922	17,947,386
II-VI Inc.[a,b]	1,175,360	40,314,848
Insight Enterprises Inc.[a]	690,100	27,597,099
Iteris Inc.[a,b]	455,970	2,836,133
Itron Inc.[a]	663,874	44,977,464
Kemet Corp.[a,b]	884,105	11,316,544
Kimball Electronics Inc.[a,b]	514,142	9,280,263
Knowles Corp.[a,b]	1,707,838	28,896,619
Littelfuse Inc.	436,070	71,951,550
Maxwell Technologies Inc.[a,b]	698,716	4,185,309
Mesa Laboratories Inc.[b]	61,797	8,856,128
Methode Electronics Inc.	693,514	28,572,777
Microvision Inc.[a]	1,319,567	2,797,482
MTS Systems Corp.	330,930	17,142,174
NAPCO Security Technologies Inc.[a,b]	230,383	2,165,600
Novanta Inc.[a]	620,469	22,336,884
OSI Systems Inc.[a,b]	337,148	25,336,672
Park Electrochemical Corp.	388,255	7,151,657
PC Connection Inc.	231,333	6,259,871
PCM Inc.[a,b]	194,375	3,644,531
Plexus Corp.[a,b]	650,559	34,199,887
RadiSys Corp.[a,b]	791,052	2,974,356
Rogers Corp.[a]	352,537	38,292,569
Sanmina Corp.[a]	1,438,972	54,824,833
ScanSource Inc.[a]	487,958	19,664,707
SYNNEX Corp.	562,071	67,426,037

Security	Shares	Value
Systemax Inc.	222,224	$4,177,811
Tech Data Corp.[a,b]	679,607	68,640,307
TTM Technologies Inc.[a,b]	1,789,293	31,062,127
VeriFone Systems Inc.[a,b]	2,155,553	39,015,509
Vishay Intertechnology Inc.	2,609,025	43,309,815
Vishay Precision Group Inc.[a,b]	196,663	3,402,270

		1,065,180,768
ENERGY EQUIPMENT & SERVICES — 1.47%
Archrock Inc.	1,353,597	15,431,006
Atwood Oceanics Inc.[a,b]	1,486,280	12,113,182
Basic Energy Services Inc.[a]	314,458	7,830,004
Bristow Group Inc.	626,896	4,795,754
C&J Energy Services Inc.[a]	897,927	30,771,958
CARBO Ceramics Inc.[a,b]	450,284	3,084,445
Diamond Offshore Drilling Inc.[a,b]	1,251,643	13,555,294
Dril-Quip Inc.[a]	732,993	35,770,058
Ensco PLC Class Ab	5,897,849	30,432,901
Era Group Inc.[a,b]	387,492	3,665,674
Exterran Corp.[a]	627,974	16,766,906
Fairmount Santrol Holdings Inc.[a,b]	3,003,410	11,713,299
Forum Energy Technologies Inc.[a,b]	1,336,396	20,847,778
Frank’s International NVb	884,932	7,336,086
Geospace Technologies Corp.[a,b]	249,659	3,452,784
Gulf Island Fabrication Inc.	264,207	3,064,801
Helix Energy Solutions Group Inc.[a,b]	2,739,284	15,449,562
Independence Contract Drilling Inc.[a,b]	684,091	2,661,114
Keane Group Inc.[a,b]	609,050	9,744,800
Key Energy Services Inc.[a]	199,691	3,842,055
Mammoth Energy Services Inc.[a,b]	173,192	3,221,371
Matrix Service Co.[a]	508,161	4,751,305
McDermott International Inc.[a,b]	5,485,420	39,330,462
Natural Gas Services Group Inc.[a,b]	251,822	6,257,777
NCS Multistage Holdings Inc.[a,b]	213,557	5,377,365

367

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
Newpark Resources Inc.[a,b]	1,692,200	$12,437,670
Noble Corp. PLC	4,725,395	17,105,930
Oil States International Inc.[a,b]	994,622	27,003,987
Parker Drilling Co.[a,b]	2,577,224	3,479,252
PHI Inc. NVS[a,b]	224,576	2,191,862
Pioneer Energy Services Corp.[a,b]	1,619,798	3,320,586
ProPetro Holding Corp.[a]	442,011	6,170,474
RigNet Inc.[a,b]	268,695	4,312,555
Rowan Companies PLC Class Aa	2,257,362	23,115,387
SEACOR Holdings Inc.[a,b]	312,193	10,708,220
SEACOR Marine Holdings Inc.[a]	324,401	6,604,804
Select Energy Services Inc. Class Aa	75,260	914,409
Smart Sand Inc.[a,b]	365,832	3,259,563
Solaris Oilfield Infrastructure Inc. Class Aa,b	195,610	2,255,383
Superior Energy Services Inc.[a]	2,946,389	30,730,837
Tesco Corp.[a,b]	967,206	4,304,067
TETRA Technologies Inc.[a,b]	2,291,886	6,394,362
U.S. Silica Holdings Inc.	1,582,183	56,151,675
Unit Corp.[a,b]	1,017,090	19,050,096
Willbros Group Inc.[a,b]	978,548	2,417,014

		553,195,874
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.91%
Acadia Realty Trust[b]	1,627,390	45,241,442
Agree Realty Corp.	492,700	22,600,149
Alexander’s Inc.[b]	40,530	17,081,774
Altisource Residential Corp.[b]	921,687	11,926,630
American Assets Trust Inc.	769,076	30,293,904
Armada Hoffler Properties Inc.[b]	865,956	11,214,130
Ashford Hospitality Prime Inc.[b]	516,890	5,318,798
Ashford Hospitality Trust Inc.[b]	1,489,389	9,055,485
Bluerock Residential Growth REIT Inc.[b]	444,964	5,735,586
Care Capital Properties Inc.	1,095,795	29,257,726

Security	Shares	Value
CareTrust REIT Inc.[b]	1,396,149	$25,884,602
CatchMark Timber Trust Inc. Class Ab	775,615	8,818,743
CBL & Associates Properties Inc.[b]	3,386,481	28,548,035
Cedar Realty Trust Inc.[b]	1,670,833	8,103,540
Chatham Lodging Trust[b]	694,481	13,952,123
Chesapeake Lodging Trust[b]	1,150,823	28,160,639
City Office REIT Inc.[b]	572,608	7,272,122
Clipper Realty Inc.[b]	289,513	3,572,590
Colony Starwood Homes[b]	1,957,864	67,174,314
Community Healthcare Trust Inc.[b]	249,646	6,388,441
CorEnergy Infrastructure Trust Inc.[b]	230,475	7,741,655
Cousins Properties Inc.[b]	8,099,363	71,193,401
DiamondRock Hospitality Co.	3,875,131	42,432,684
Easterly Government Properties Inc.[b]	741,239	15,528,957
EastGroup Properties Inc.[b]	643,119	53,893,372
Education Realty Trust Inc.[b]	1,424,386	55,194,957
Farmland Partners Inc.	617,203	5,517,795
FelCor Lodging Trust Inc.[b]	2,496,925	18,002,829
First Industrial Realty Trust Inc.	2,255,559	64,554,099
First Potomac Realty Trust[b]	1,128,258	12,534,946
Four Corners Property Trust Inc.[b]	1,172,124	29,432,034
Franklin Street Properties Corp.	2,053,191	22,749,356
GEO Group Inc. (The)[b]	2,371,459	70,124,043
Getty Realty Corp.[b]	532,194	13,358,069
Gladstone Commercial Corp.[b]	480,035	10,459,963
Global Medical REIT Inc.[b]	286,312	2,559,629
Global Net Lease Inc.[b]	1,296,936	28,843,857
Government Properties Income Trust[b]	1,101,921	20,176,174
Gramercy Property Trust[b]	2,931,071	87,082,119
Healthcare Realty Trust Inc.[b]	2,246,492	76,717,702
Hersha Hospitality Trust[b]	751,590	13,911,931
Independence Realty Trust Inc.[b]	1,092,383	10,781,820

368

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
InfraREIT Inc.[a,b]	822,265	$15,746,375
Investors Real Estate Trust[b]	2,371,774	14,728,717
iStar Inc.[a,b]	1,372,903	16,529,752
Jernigan Capital Inc.[b]	179,029	3,938,638
Kite Realty Group Trust[b]	1,622,187	30,708,000
LaSalle Hotel Properties[b]	2,205,083	65,711,473
Lexington Realty Trust[b]	4,197,053	41,592,795
LTC Properties Inc.[b]	762,372	39,178,297
Mack-Cali Realty Corp.[b]	1,763,202	47,853,302
MedEquities Realty Trust Inc.[b]	554,979	7,003,835
Monmouth Real Estate Investment Corp.	1,343,988	20,227,019
Monogram Residential Trust Inc.[b]	3,262,114	31,675,127
National Health Investors Inc.[b]	769,737	60,963,170
National Storage Affiliates Trust[b]	858,251	19,834,181
New Senior Investment Group Inc.[b]	1,594,255	16,022,263
NexPoint Residential Trust Inc.[b]	333,303	8,295,912
NorthStar Realty Europe Corp.[b]	1,054,614	13,372,506
One Liberty Properties Inc.	289,853	6,791,256
Parkway Inc.[b]	833,351	19,075,404
Pebblebrook Hotel Trust[b]	1,334,203	43,014,705
Pennsylvania REIT[b]	1,341,046	15,180,641
Physicians Realty Trust[b]	2,957,270	59,559,418
Potlatch Corp.[b]	783,783	35,818,883
Preferred Apartment Communities Inc. Class Ab	591,108	9,309,951
PS Business Parks Inc.[b]	382,964	50,700,604
QTS Realty Trust Inc. Class Ab	909,927	47,616,480
Quality Care Properties Inc.[a,b]	1,829,523	33,498,566
RAIT Financial Trust[b]	1,551,451	3,397,678
Ramco-Gershenson Properties Trust[b]	1,487,683	19,191,111
Retail Opportunity Investments Corp.	2,097,956	40,259,776

Security	Shares	Value
Rexford Industrial Realty Inc.[b]	1,282,370	$35,188,233
RLJ Lodging Trust[b]	2,383,199	47,354,164
Ryman Hospitality Properties Inc.[b]	853,651	54,642,201
Sabra Health Care REIT Inc.[b]	1,248,997	30,100,828
Saul Centers Inc.	215,827	12,513,649
Select Income REIT	1,226,974	29,484,185
Seritage Growth Properties Class Ab	491,632	20,623,962
STAG Industrial Inc.[b]	1,730,800	47,770,080
Summit Hotel Properties Inc.[b]	1,981,559	36,956,075
Sunstone Hotel Investors Inc.[b]	4,280,399	69,000,032
Terreno Realty Corp.[b]	948,783	31,936,036
Tier REIT Inc.[b]	941,721	17,403,004
UMH Properties Inc.[b]	539,364	9,196,156
Universal Health Realty Income Trust[b]	238,093	18,937,917
Urban Edge Properties[b]	1,892,435	44,907,483
Urstadt Biddle Properties Inc. Class A	485,663	9,616,127
Washington Prime Group Inc.[b]	3,654,424	30,587,529
Washington REIT[b]	1,495,952	47,720,869
Whitestone REIT[b]	712,492	8,728,027
Xenia Hotels & Resorts Inc.	2,085,255	40,391,389

		2,598,245,946
FOOD & STAPLES RETAILING — 0.52%
Andersons Inc. (The)	522,674	17,849,317
Chefs’ Warehouse Inc. (The)[a,b]	379,856	4,938,128
Ingles Markets Inc. Class A	271,917	9,054,836
Natural Grocers by Vitamin Cottage Inc.[a,b]	174,773	1,445,373
Performance Food Group Co.[a,b]	1,352,971	37,071,405
PriceSmart Inc.	420,446	36,831,070
Smart & Final Stores Inc.[a,b]	445,617	4,055,115
SpartanNash Co.	733,842	19,050,538
SUPERVALU Inc.[a,b]	5,278,920	17,367,647

369

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
United Natural Foods Inc.[a,b]	984,566	$36,133,572
Village Super Market Inc. Class A	155,038	4,018,585
Weis Markets Inc.	192,367	9,372,120

		197,187,706
FOOD PRODUCTS — 1.29%
Alico Inc.	64,063	2,005,172
Amplify Snack Brands Inc.[a,b]	658,807	6,350,899
B&G Foods Inc.	1,273,242	45,327,415
Cal-Maine Foods Inc.[a,b]	602,764	23,869,454
Calavo Growers Inc.	313,441	21,643,101
Darling Ingredients Inc.[a]	3,180,150	50,055,561
Dean Foods Co.	1,761,242	29,941,114
Farmer Bros. Co.[a,b]	168,102	5,085,086
Fresh Del Monte Produce Inc.	643,720	32,771,785
Freshpet Inc.[a,b]	474,690	7,879,854
Hostess Brands Inc.[a]	1,548,541	24,931,510
J&J Snack Foods Corp.	294,079	38,839,014
John B Sanfilippo & Son Inc.	170,439	10,756,405
Lancaster Colony Corp.	364,431	44,686,529
Landec Corp.[a,b]	533,543	7,923,114
Lifeway Foods Inc.[a,b]	90,513	845,391
Limoneira Co.	243,779	5,760,498
Omega Protein Corp.	444,300	7,952,970
Sanderson Farms Inc.[b]	390,347	45,143,631
Seneca Foods Corp. Class Aa,b	140,145	4,351,502
Snyder’s-Lance Inc.	1,666,881	57,707,420
Tootsie Roll Industries Inc.[b]	327,769	11,422,750

		485,250,175
GAS UTILITIES — 1.24%
Chesapeake Utilities Corp.	307,697	23,061,890
Delta Natural Gas Co. Inc.	135,002	4,113,511
New Jersey Resources Corp.	1,665,748	66,130,196
Northwest Natural Gas Co.	550,676	32,957,959
ONE Gas Inc.	1,011,663	70,624,194
RGC Resources Inc.	129,379	3,665,307
South Jersey Industries Inc.	1,547,147	52,866,013
Southwest Gas Holdings Inc.	924,940	67,576,116
Spire Inc.	914,910	63,814,972
WGL Holdings Inc.	993,056	82,850,662

		467,660,820

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 3.79%
Abaxis Inc.	419,069	$22,219,038
Accuray Inc.[a,b]	1,606,196	7,629,431
Analogic Corp.	245,828	17,859,404
AngioDynamics Inc.[a,b]	707,180	11,463,388
Anika Therapeutics Inc.[a,b]	286,051	14,113,756
Antares Pharma Inc.[a]	2,779,471	8,949,897
AtriCure Inc.[a,b]	624,371	15,140,997
Atrion Corp.	27,436	17,649,579
AxoGen Inc.[a,b]	537,684	9,006,207
Cantel Medical Corp.	706,629	55,053,465
Cardiovascular Systems Inc.[a,b]	618,475	19,933,449
Cerus Corp.[a,b]	1,997,946	5,014,844
ConforMIS Inc.[a,b]	841,932	3,611,888
CONMED Corp.	531,685	27,084,034
Corindus Vascular Robotics Inc.[a,b]	1,623,355	3,019,440
CryoLife Inc.[a]	633,417	12,636,669
Cutera Inc.[a,b]	262,510	6,799,009
Endologix Inc.[a,b]	1,592,577	7,739,924
Entellus Medical Inc.[a,b]	234,620	3,885,307
Exactech Inc.[a,b]	210,952	6,286,370
Fonar Corp.[a,b]	118,013	3,274,861
GenMark Diagnostics Inc.[a,b]	857,685	10,146,413
Glaukos Corp.[a,b]	554,446	22,992,876
Globus Medical Inc. Class Aa,b	1,374,285	45,557,548
Haemonetics Corp.[a,b]	1,017,057	40,163,581
Halyard Health Inc.[a]	905,769	35,578,606
ICU Medical Inc.[a,b]	291,282	50,246,145
Inogen Inc.[a,b]	329,685	31,458,543
Insulet Corp.[a,b]	1,126,113	57,780,858
Integer Holdings Corp.[a,b]	601,687	26,022,963
Integra LifeSciences Holdings Corp.[a,b]	1,193,417	65,053,161
Invacare Corp.	626,343	8,267,728
iRhythm Technologies Inc.[a,b]	267,016	11,345,510
K2M Group Holdings Inc.[a,b]	785,354	19,131,223
Lantheus Holdings Inc.[a]	503,997	8,895,547
LeMaitre Vascular Inc.	287,275	8,968,725
LivaNova PLC[a,b]	939,286	57,493,696
Masimo Corp.[a]	868,691	79,207,245

370

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
Meridian Bioscience Inc.[b]	824,041	$12,978,646
Merit Medical Systems Inc.[a]	949,471	36,222,319
Natus Medical Inc.[a,b]	628,011	23,424,810
Neogen Corp.[a,b]	718,747	49,672,605
Nevro Corp.[a,b]	536,483	39,930,430
Novocure Ltd.[a,b]	1,118,300	19,346,590
NuVasive Inc.[a,b]	983,188	75,626,821
NxStage Medical Inc.[a]	1,267,045	31,764,818
Obalon Therapeutics Inc.[a,b]	166,612	1,651,125
OraSure Technologies Inc.[a,b]	1,114,143	19,230,108
Orthofix International NVa,b	336,662	15,648,050
Oxford Immunotec Global PLC[a,b]	453,741	7,631,924
Penumbra Inc.[a,b]	560,021	49,141,843
Pulse Biosciences Inc.[a,b]	156,670	5,409,815
Quidel Corp.[a,b]	537,400	14,585,036
Quotient Ltd.[a,b]	517,242	3,806,901
Rockwell Medical Inc.[a,b]	951,017	7,541,565
RTI Surgical Inc.[a,b]	1,087,315	6,360,793
Sientra Inc.[a,b]	256,051	2,488,816
Spectranetics Corp. (The)[a,b]	839,780	32,247,552
STAAR Surgical Co.[a,b]	799,078	8,630,042
Surmodics Inc.[a]	260,769	7,340,647
Tactile Systems Technology Inc.[a,b]	176,946	5,057,117
Utah Medical Products Inc.	65,593	4,748,933
Varex Imaging Corp.[a]	728,942	24,638,239
ViewRay Inc.[a,b]	566,229	3,663,502
Viveve Medical Inc.[a]	289,920	2,081,626
Wright Medical Group NVa,b	2,026,332	55,703,867

		1,423,255,865
HEALTH CARE PROVIDERS & SERVICES — 2.14%
AAC Holdings Inc.[a,b]	252,940	1,752,874
Aceto Corp.	574,545	8,876,720
Addus HomeCare Corp.[a,b]	154,001	5,728,837
Almost Family Inc.[a,b]	241,403	14,882,495
Amedisys Inc.[a,b]	551,759	34,655,983
American Renal Associates Holdings Inc.[a,b]	198,431	3,680,895
AMN Healthcare Services Inc.[a,b]	923,292	36,054,553
BioScrip Inc.[a,b]	1,847,647	5,016,362
BioTelemetry Inc.[a]	542,885	18,159,503

Security	Shares	Value
Capital Senior Living Corp.[a,b]	475,729	$7,235,838
Chemed Corp.	304,799	62,340,540
Civitas Solutions Inc.[a,b]	324,528	5,679,240
Community Health Systems Inc.[a,b]	1,843,189	18,358,162
CorVel Corp.[a]	183,481	8,706,174
Cross Country Healthcare Inc.[a,b]	688,541	8,889,064
Diplomat Pharmacy Inc.[a,b]	928,083	13,735,628
Ensign Group Inc. (The)	936,174	20,380,508
Genesis Healthcare Inc.[a,b]	705,653	1,227,836
HealthEquity Inc.[a,b]	965,152	48,093,524
HealthSouth Corp.	1,730,675	83,764,670
Kindred Healthcare Inc.	1,646,728	19,184,381
Landauer Inc.	176,182	9,214,319
LHC Group Inc.[a,b]	304,927	20,701,494
Magellan Health Inc.[a]	462,798	33,737,974
Molina Healthcare Inc.[a,b]	854,767	59,132,781
National Healthcare Corp.	220,661	15,477,163
National Research Corp. Class A	183,378	4,932,868
Owens & Minor Inc.	1,177,468	37,902,695
PharMerica Corp.[a,b]	582,369	15,287,186
Providence Service Corp. (The)[a]	225,780	11,426,726
R1 RCM Inc.[a]	1,940,261	7,275,979
RadNet Inc.[a]	728,160	5,643,240
Select Medical Holdings Corp.[a]	2,094,281	32,147,213
Surgery Partners Inc.[a,b]	377,518	8,588,535
Teladoc Inc.[a,b]	1,041,627	36,144,457
Tenet Healthcare Corp.[a,b]	1,573,071	30,423,193
Tivity Health Inc.[a,b]	707,441	28,191,524
Triple-S Management Corp. Class Ba	466,704	7,891,965
U.S. Physical Therapy Inc.	234,306	14,152,082

		804,675,181
HEALTH CARE TECHNOLOGY — 0.82%
Allscripts Healthcare Solutions Inc.[a,b]	3,514,974	44,851,068
Castlight Health Inc.[a,b]	1,238,853	5,141,240
Computer Programs & Systems Inc.[b]	223,492	7,330,538

371

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
Cotiviti Holdings Inc.[a,b]	514,958	$19,125,540
Evolent Health Inc.[a,b]	746,801	18,931,405
HealthStream Inc.[a,b]	498,485	13,120,125
HMS Holdings Corp.[a,b]	1,624,499	30,053,231
Inovalon Holdings Inc. Class Aa,b	1,212,920	15,949,898
Medidata Solutions Inc.[a,b]	1,092,028	85,396,589
NantHealth Inc.[a,b]	345,126	1,459,883
Omnicell Inc.[a,b]	715,687	30,846,110
Quality Systems Inc.[a]	1,024,051	17,623,918
Simulations Plus Inc.	211,476	2,611,729
Tabula Rasa HealthCare Inc.[a,b]	180,361	2,714,433
Vocera Communications Inc.[a,b]	541,504	14,306,536

		309,462,243
HOTELS, RESTAURANTS & LEISURE — 3.28%
Belmond Ltd. Class Aa,b	1,733,247	23,052,185
Biglari Holdings Inc.[a,b]	19,635	7,848,895
BJ’s Restaurants Inc.[a,b]	414,182	15,428,280
Bloomin’ Brands Inc.	1,927,408	40,918,872
Bob Evans Farms Inc./DE	383,929	27,577,620
Bojangles’ Inc.[a,b]	335,671	5,454,654
Boyd Gaming Corp.	1,612,941	40,017,066
Brinker International Inc.	952,193	36,278,553
Buffalo Wild Wings Inc.[a,b]	301,564	38,208,159
Caesars Acquisition Co. Class Aa,b	945,559	18,012,899
Caesars Entertainment Corp.[a,b]	1,112,667	13,352,004
Carrols Restaurant Group Inc.[a]	668,493	8,189,039
Century Casinos Inc.[a,b]	428,906	3,161,037
Cheesecake Factory Inc. (The)	869,737	43,747,771
Churchill Downs Inc.	263,574	48,313,114
Chuy’s Holdings Inc.[a,b]	335,486	7,850,372
ClubCorp Holdings Inc.	1,264,800	16,568,880
Cracker Barrel Old Country Store Inc.[b]	372,483	62,297,782
Dave & Buster’s Entertainment Inc.[a,b]	815,015	54,206,648
Del Frisco’s Restaurant Group Inc.[a,b]	438,419	7,058,546

Security	Shares	Value
Del Taco Restaurants Inc.[a,b]	638,565	$8,780,269
Denny’s Corp.[a,b]	1,327,216	15,621,332
DineEquity Inc.	333,384	14,685,565
Drive Shack Inc.	1,257,097	3,959,856
El Pollo Loco Holdings Inc.[a,b]	393,825	5,454,476
Eldorado Resorts Inc.[a,b]	893,210	17,864,200
Empire Resorts Inc.[a,b]	65,403	1,563,132
Fiesta Restaurant Group Inc.[a,b]	514,046	10,615,050
Fogo De Chao Inc.[a,b]	182,449	2,536,041
Golden Entertainment Inc.[a]	202,889	4,201,831
Habit Restaurants Inc. (The)[a,b]	391,054	6,178,653
ILG Inc.	2,060,718	56,649,138
Inspired Entertainment Inc.[a]	76,771	998,023
International Speedway Corp. Class A	498,828	18,730,991
Intrawest Resorts Holdings Inc.[a,b]	247,740	5,881,348
J Alexander’s Holdings Inc.[a,b]	255,488	3,129,728
Jack in the Box Inc.	613,329	60,412,906
La Quinta Holdings Inc.[a,b]	1,580,468	23,343,512
Lindblad Expeditions Holdings Inc.[a,b]	388,309	4,077,245
Marcus Corp. (The)	365,943	11,051,479
Marriott Vacations Worldwide Corp.	424,797	50,019,847
Monarch Casino & Resort Inc.[a,b]	212,601	6,431,180
Nathan’s Famous Inc.[a,b]	59,260	3,733,380
Noodles & Co.[a,b]	211,111	823,333
Papa John’s International Inc.	527,990	37,888,562
Penn National Gaming Inc.[a,b]	1,562,493	33,437,350
Pinnacle Entertainment Inc.[a,b]	991,936	19,600,655
Planet Fitness Inc. Class Ab	1,605,432	37,470,783
Potbelly Corp.[a,b]	453,961	5,220,552
RCI Hospitality Holdings Inc.	175,631	4,187,043
Red Lion Hotels Corp.[a,b]	343,880	2,527,518
Red Robin Gourmet Burgers Inc.[a,b]	249,349	16,270,022
Red Rock Resorts Inc. Class A	1,315,480	30,979,554

372

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
Ruby Tuesday Inc.[a,b]	1,142,069	$2,295,559
Ruth’s Hospitality Group Inc.	577,893	12,569,173
Scientific Games Corp. Class Aa,b	1,048,343	27,361,752
SeaWorld Entertainment Inc.	1,325,585	21,567,268
Shake Shack Inc. Class Aa,b	424,906	14,820,721
Sonic Corp.	796,148	21,089,961
Speedway Motorsports Inc.	227,929	4,164,263
Texas Roadhouse Inc.	1,296,783	66,071,094
Wingstop Inc.[b]	562,370	17,377,233
Zoe’s Kitchen Inc.[a,b]	372,076	4,431,425

		1,233,615,379
HOUSEHOLD DURABLES — 1.47%
AV Homes Inc.[a,b]	248,791	4,988,260
Bassett Furniture Industries Inc.	202,190	7,673,110
Beazer Homes USA Inc.[a,b]	625,938	8,587,869
Cavco Industries Inc.[a]	165,715	21,484,950
Century Communities Inc.[a]	337,263	8,364,122
CSS Industries Inc.	170,156	4,451,281
Ethan Allen Interiors Inc.	490,487	15,842,730
Flexsteel Industries Inc.	147,292	7,969,970
GoPro Inc. Class Aa,b	2,070,464	16,832,872
Green Brick Partners Inc.[a,b]	449,533	5,147,153
Helen of Troy Ltd.[a,b]	528,145	49,698,444
Hooker Furniture Corp.	224,555	9,240,438
Hovnanian Enterprises Inc. Class Aa,b	2,378,600	6,660,080
Installed Building Products Inc.[a,b]	417,968	22,131,406
iRobot Corp.[a,b]	512,581	43,128,565
KB Home[b]	1,625,709	38,968,245
La-Z-Boy Inc.	935,394	30,400,305
LGI Homes Inc.[a,b]	334,832	13,453,550
Libbey Inc.	421,643	3,398,443
Lifetime Brands Inc.	188,891	3,428,372
M/I Homes Inc.[a,b]	461,948	13,188,615
MDC Holdings Inc.	805,841	28,470,363
Meritage Homes Corp.[a,b]	745,824	31,473,773
NACCO Industries Inc. Class A	79,013	5,598,071
New Home Co. Inc. (The)[a,b]	249,599	2,862,901
PICO Holdings Inc.[a,b]	439,497	7,691,197

Security	Shares	Value
Taylor Morrison Home Corp. Class Aa,b	1,184,149	$28,431,417
TopBuild Corp.[a,b]	715,152	37,953,117
TRI Pointe Group Inc.[a,b]	3,048,625	40,211,364
UCP Inc. Class Aa	153,486	1,680,672
Universal Electronics Inc.[a,b]	274,239	18,332,877
William Lyon Homes Class Aa,b	469,583	11,335,734
ZAGG Inc.[a,b]	527,690	4,564,518

		553,644,784
HOUSEHOLD PRODUCTS — 0.28%
Central Garden & Pet Co.[a,b]	211,627	6,727,622
Central Garden & Pet Co. Class Aa	683,550	20,520,171
HRG Group Inc.[a,b]	2,315,047	40,999,483
Oil-Dri Corp. of America	96,532	4,055,309
Orchids Paper Products Co.[b]	171,227	2,217,390
WD-40 Co.	267,717	29,542,571

		104,062,546
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.43%
Atlantic Power Corp.[a]	2,219,477	5,326,745
Dynegy Inc.[a,b]	2,140,804	17,704,449
NRG Yield Inc. Class A	685,137	11,688,437
NRG Yield Inc. Class C	1,245,993	21,929,477
Ormat Technologies Inc.[b]	768,273	45,082,259
Pattern Energy Group Inc.	1,363,171	32,497,997
TerraForm Global Inc. Class Aa	1,705,958	8,615,088
TerraForm Power Inc.[a,b]	1,562,149	18,745,788

		161,590,240
INDUSTRIAL CONGLOMERATES — 0.06%
Raven Industries Inc.	689,342	22,955,089

		22,955,089
INSURANCE — 2.40%
Ambac Financial Group Inc.[a,b]	642,232	11,142,725
American Equity Investment Life Holding Co.	1,378,830	36,235,652
AMERISAFE Inc.	386,058	21,986,003
AmTrust Financial Services Inc.	1,649,953	24,980,288

373

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
Argo Group International Holdings Ltd.	561,799	$34,045,019
Atlas Financial Holdings Inc.[a,b]	225,905	3,365,985
Baldwin & Lyons Inc. Class B	193,710	4,745,895
Blue Capital Reinsurance Holdings Ltd.	115,571	2,114,949
Citizens Inc./TXa,b	914,804	6,751,254
CNO Financial Group Inc.	3,060,096	63,894,805
Crawford & Co. Class B	240,927	2,240,621
Donegal Group Inc. Class A	188,950	3,004,305
eHealth Inc.[a]	301,370	5,665,756
EMC Insurance Group Inc.	167,869	4,663,401
Employers Holdings Inc.	615,790	26,047,917
Enstar Group Ltd.[a]	217,799	43,265,771
FBL Financial Group Inc. Class A	194,513	11,962,550
Federated National Holding Co.	242,825	3,885,200
Fidelity & Guaranty Life[b]	221,308	6,871,613
Genworth Financial Inc. Class Aa	9,373,157	35,336,802
Global Indemnity Ltd.[a,b]	162,056	6,282,911
Greenlight Capital Re Ltd. Class Aa,b	593,669	12,407,682
Hallmark Financial Services Inc.[a,b]	267,232	3,011,705
HCI Group Inc.	153,627	7,217,397
Health Insurance Innovations Inc.[a]	216,445	5,086,458
Heritage Insurance Holdings Inc.	530,869	6,911,914
Horace Mann Educators Corp.	799,173	30,208,739
Independence Holding Co.	134,829	2,757,253
Infinity Property & Casualty Corp.	208,890	19,635,660
Investors Title Co.	29,652	5,735,883
James River Group Holdings Ltd.	349,052	13,867,836
Kemper Corp.	767,887	29,640,438
Kingstone Companies Inc.	175,468	2,684,660
Kinsale Capital Group Inc.[b]	279,903	10,443,181
Maiden Holdings Ltd.	1,313,174	14,576,231

Security	Shares	Value
MBIA Inc.[a,b]	2,428,498	$22,900,736
National General Holdings Corp.	954,793	20,146,132
National Western Life Group Inc.[b]	44,913	14,355,093
Navigators Group Inc. (The)	398,850	21,896,865
NI Holdings Inc.[a]	199,120	3,560,266
OneBeacon Insurance Group Ltd. Class A	405,031	7,383,715
Primerica Inc.	881,323	66,760,217
RLI Corp.	752,260	41,088,441
Safety Insurance Group Inc.	236,964	16,184,641
Selective Insurance Group Inc.	1,120,874	56,099,744
State Auto Financial Corp.	307,032	7,899,933
State National Companies Inc.	571,120	10,497,186
Stewart Information Services Corp.	408,275	18,527,520
Third Point Reinsurance Ltd.[a,b]	1,487,089	20,670,537
Trupanion Inc.[a,b]	434,579	9,725,878
United Fire Group Inc.	408,901	18,016,178
United Insurance Holdings Corp.	330,128	5,192,914
Universal Insurance Holdings Inc.	614,157	15,476,756
WMIH Corp.[a,b]	3,748,946	4,686,183

		903,743,394
INTERNET & DIRECT MARKETING RETAIL — 0.53%
1-800-Flowers.com Inc. Class Aa,b	499,815	4,873,196
Duluth Holdings Inc.[a,b]	178,672	3,253,617
Etsy Inc.[a,b]	2,241,206	33,618,090
FTD Companies Inc.[a]	334,198	6,683,960
Gaia Inc.[a,b]	173,075	1,938,440
Groupon Inc.[a,b]	6,573,029	25,240,431
HSN Inc.	627,498	20,017,186
Lands’ End Inc.[a,b]	257,322	3,834,098
Liberty TripAdvisor Holdings Inc. Class Aa,b	1,427,534	16,559,395
NutriSystem Inc.	578,184	30,094,477
Overstock.com Inc.[a,b]	324,991	5,297,353

374

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
PetMed Express Inc.	366,505	$14,880,103
Shutterfly Inc.[a,b]	659,453	31,324,018

		197,614,364
INTERNET SOFTWARE & SERVICES — 2.93%
2U Inc.[a,b]	848,065	39,791,210
Actua Corp.[a,b]	581,436	8,169,176
Alarm.com Holdings Inc.[a,b]	393,196	14,795,966
Alteryx Inc. Class Aa	172,009	3,357,616
Amber Road Inc.[a,b]	395,390	3,388,492
Angie’s List Inc.[a,b]	791,170	10,119,064
Appfolio Inc.[a,b]	155,878	5,081,623
Apptio Inc. Class Aa,b	343,656	5,962,432
Bankrate Inc.[a,b]	914,717	11,754,113
Bazaarvoice Inc.[a,b]	1,633,123	8,083,959
Benefitfocus Inc.[a,b]	307,635	11,182,532
Blucora Inc.[a,b]	799,532	16,950,078
Box Inc. Class Aa,b	1,520,860	27,740,486
Brightcove Inc.[a,b]	694,871	4,308,200
Carbonite Inc.[a,b]	478,405	10,429,229
Care.com Inc.[a,b]	259,968	3,925,517
Cars.com Inc.[a]	1,393,266	37,102,674
ChannelAdvisor Corp.[a,b]	501,866	5,796,552
Cimpress NVa,b	483,822	45,735,694
Cloudera Inc.[a]	269,645	4,319,713
CommerceHub Inc. Series Aa	265,595	4,626,665
CommerceHub Inc. Series Ca	562,351	9,807,401
Cornerstone OnDemand Inc.[a,b]	1,008,748	36,062,741
Coupa Software Inc.[a]	577,023	16,722,127
DHI Group Inc.[a,b]	1,058,154	3,015,739
Endurance International Group Holdings Inc.[a,b]	1,123,356	9,380,023
Envestnet Inc.[a,b]	834,282	33,037,567
Five9 Inc.[a,b]	1,009,309	21,720,330
Global Sources Ltd.[a]	155,178	3,103,560
Gogo Inc.[a,b]	1,120,140	12,915,214
GrubHub Inc.[a,b]	1,664,259	72,561,692
GTT Communications Inc.[a,b]	599,681	18,979,904
Hortonworks Inc.[a,b]	926,779	11,936,914
Instructure Inc.[a,b]	411,491	12,138,985
Internap Corp.[a]	1,545,511	5,672,025
j2 Global Inc.	900,153	76,594,019

Security	Shares	Value
Leaf Group Ltd.[a,b]	229,179	$1,787,596
Limelight Networks Inc.[a,b]	1,468,654	4,244,410
Liquidity Services Inc.[a,b]	538,275	3,418,046
LivePerson Inc.[a,b]	1,025,385	11,279,235
Meet Group Inc. (The)[a,b]	1,296,608	6,547,870
MINDBODY Inc. Class Aa,b	713,196	19,398,931
MuleSoft Inc. Class Aa	292,175	7,286,845
New Relic Inc.[a,b]	567,546	24,410,153
NIC Inc.	1,248,448	23,658,090
Nutanix Inc. Class Aa,b	673,487	13,570,763
Okta Inc.[a]	215,088	4,904,006
Ominto Inc.[a]	274,445	4,185,286
Q2 Holdings Inc.[a,b]	606,804	22,421,408
QuinStreet Inc.[a,b]	783,723	3,268,125
Quotient Technology Inc.[a,b]	1,426,696	16,407,004
Reis Inc.	188,385	4,003,181
Rightside Group Ltd.[a,b]	218,774	2,323,380
Rocket Fuel Inc.[a,b]	684,363	1,881,998
Shutterstock Inc.[a,b]	359,488	15,846,231
SPS Commerce Inc.[a,b]	326,961	20,847,033
Stamps.com Inc.[a,b]	306,687	47,498,149
TechTarget Inc.[a,b]	379,893	3,939,490
Trade Desk Inc. (The) Class Aa,b	335,574	16,815,613
TrueCar Inc.[a,b]	1,212,282	24,160,780
Tucows Inc. Class Aa,b	174,121	9,315,474
Twilio Inc. Class Aa,b	1,202,942	35,017,642
Veritone Inc.[a]	48,905	572,678
Web.com Group Inc.[a,b]	743,390	18,807,767
WebMD Health Corp.[a,b]	716,245	42,007,769
Xactly Corp.[a,b]	500,996	7,840,587
XO Group Inc.[a,b]	485,796	8,559,726
Yelp Inc.[a]	1,503,126	45,123,843
Yext Inc.[a,b]	234,556	3,126,631

		1,100,744,972
IT SERVICES — 1.98%
Acxiom Corp.[a]	1,513,506	39,320,886
Blackhawk Network Holdings Inc.[a,b]	1,059,451	46,192,064
CACI International Inc. Class Aa,b	475,745	59,491,912
CardConnect Corp.[a]	296,389	4,460,654
Cardtronics PLC Class Aa	887,061	29,148,824

375

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
Cass Information Systems Inc.	216,015	$14,179,225
Convergys Corp.	1,820,289	43,286,472
CSG Systems International Inc.	648,819	26,329,075
EPAM Systems Inc.[a,b]	952,357	80,083,700
Everi Holdings Inc.[a,b]	1,232,134	8,969,935
EVERTEC Inc.	1,171,823	20,272,538
ExlService Holdings Inc.[a,b]	633,960	35,235,497
Forrester Research Inc.	198,559	7,773,585
Hackett Group Inc. (The)	479,181	7,427,305
Information Services Group Inc.[a,b]	612,440	2,517,128
ManTech International Corp./VA Class A	498,921	20,645,351
MAXIMUS Inc.	1,244,316	77,931,511
MoneyGram International Inc.[a,b]	584,198	10,077,415
NCI Inc. Class Aa	134,393	2,835,692
NeuStar Inc. Class Aa,b	331,105	11,042,352
Perficient Inc.[a,b]	664,834	12,392,506
Planet Payment Inc.[a]	821,340	2,710,422
Presidio Inc.[a,b]	367,619	5,260,628
Science Applications International Corp.	848,497	58,902,662
ServiceSource International Inc.[a,b]	1,467,528	5,694,009
StarTek Inc.[a,b]	196,548	2,405,748
Sykes Enterprises Inc.[a,b]	761,762	25,541,880
Syntel Inc.[b]	640,400	10,861,184
TeleTech Holdings Inc.	269,122	10,980,178
Travelport Worldwide Ltd.	2,404,817	33,090,282
Unisys Corp.[a,b]	971,813	12,439,206
Virtusa Corp.[a,b]	535,864	15,754,402

		743,254,228
LEISURE PRODUCTS — 0.38%
Acushnet Holdings Corp.[b]	454,265	9,012,618
American Outdoor Brands Corp.[a,b]	1,093,110	24,223,318
Black Diamond Inc.[a,b]	397,392	2,642,657
Callaway Golf Co.	1,830,705	23,396,410
Escalade Inc.	200,567	2,627,428

Security	Shares	Value
Johnson Outdoors Inc. Class A	98,753	$4,760,882
Malibu Boats Inc. Class Aa,b	345,951	8,949,752
Marine Products Corp.	157,999	2,466,364
MCBC Holdings Inc.[a]	356,032	6,960,426
Nautilus Inc.[a,b]	590,355	11,305,298
Sturm Ruger & Co. Inc.[b]	332,287	20,651,637
Vista Outdoor Inc.[a,b]	1,106,458	24,906,369

		141,903,159
LIFE SCIENCES TOOLS & SERVICES — 0.85%
Accelerate Diagnostics Inc.[a,b]	504,411	13,795,641
Albany Molecular Research Inc.[a,b]	502,136	10,896,351
Cambrex Corp.[a,b]	632,762	37,807,529
Enzo Biochem Inc.[a,b]	797,418	8,803,495
Fluidigm Corp.[a,b]	605,065	2,444,463
INC Research Holdings Inc. Class Aa,b	1,057,502	61,863,867
Luminex Corp.	790,109	16,687,102
Medpace Holdings Inc.[a,b]	142,522	4,133,138
NanoString Technologies Inc.[a,b]	343,293	5,678,066
NeoGenomics Inc.[a,b]	1,080,359	9,680,017
Pacific Biosciences of California Inc.[a,b]	1,634,550	5,818,998
PAREXEL International Corp.[a]	974,288	84,675,370
PRA Health Sciences Inc.[a]	750,623	56,304,231

		318,588,268
MACHINERY — 3.53%
Actuant Corp. Class Ab	1,164,703	28,651,694
Alamo Group Inc.	183,729	16,684,430
Albany International Corp. Class A	545,054	29,105,884
Altra Industrial Motion Corp.	545,184	21,698,323
American Railcar Industries Inc.[b]	140,693	5,388,542
Astec Industries Inc.	412,695	22,908,699
Barnes Group Inc.	973,622	56,986,096
Blue Bird Corp.[a,b]	151,438	2,574,446
Briggs & Stratton Corp.	808,426	19,483,067
Chart Industries Inc.[a,b]	593,900	20,626,147
CIRCOR International Inc.[b]	319,963	18,999,403

376

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
Columbus McKinnon Corp./NY	375,699	$9,550,269
Commercial Vehicle Group Inc.[a,b]	486,999	4,115,142
DMC Global Inc.	285,614	3,741,543
Douglas Dynamics Inc.	427,858	14,076,528
Eastern Co. (The)	108,034	3,246,422
Energy Recovery Inc.[a,b]	738,111	6,118,940
EnPro Industries Inc.	409,851	29,251,066
ESCO Technologies Inc.	494,652	29,505,992
ExOne Co. (The)[a,b]	236,289	2,705,509
Federal Signal Corp.	1,161,721	20,167,477
Franklin Electric Co. Inc.	901,524	37,323,094
FreightCar America Inc.	253,005	4,399,757
Gencor Industries Inc.[a,b]	169,323	2,743,033
Global Brass & Copper Holdings Inc.	428,974	13,105,156
Gorman-Rupp Co. (The)	350,989	8,939,690
Graham Corp.	199,570	3,923,546
Greenbrier Companies Inc. (The)	535,346	24,759,752
Hardinge Inc.	230,517	2,863,021
Harsco Corp.[a]	1,575,350	25,363,135
Hillenbrand Inc.	1,226,691	44,283,545
Hurco Companies Inc.	120,799	4,197,765
Hyster-Yale Materials Handling Inc.	199,864	14,040,446
John Bean Technologies Corp.	608,452	59,628,296
Kadant Inc.	212,543	15,983,234
Kennametal Inc.	1,560,890	58,408,504
LB Foster Co. Class A	161,092	3,455,423
Lindsay Corp.[b]	207,342	18,505,273
Lydall Inc.[a]	325,869	16,847,427
Manitowoc Co. Inc. (The)[a,b]	2,468,430	14,835,264
Meritor Inc.[a,b]	1,635,476	27,165,256
Milacron Holdings Corp.[a,b]	868,469	15,276,370
Miller Industries Inc./TN	223,909	5,564,139
Mueller Industries Inc.	1,093,020	33,282,459
Mueller Water Products Inc. Class A	2,985,892	34,875,219
Navistar International Corp.[a,b]	963,337	25,268,330

Security	Shares	Value
NN Inc.	530,470	$14,561,401
Omega Flex Inc.	60,829	3,917,388
Park-Ohio Holdings Corp.	175,991	6,705,257
Proto Labs Inc.[a,b]	480,521	32,315,037
RBC Bearings Inc.[a,b]	448,305	45,619,517
REV Group Inc.	247,451	6,849,444
Rexnord Corp.[a,b]	2,016,602	46,885,996
Spartan Motors Inc.	679,445	6,013,088
SPX Corp.[a]	826,377	20,791,645
SPX FLOW Inc.[a]	802,289	29,588,418
Standex International Corp.	244,205	22,149,393
Sun Hydraulics Corp.	459,019	19,586,341
Supreme Industries Inc. Class A	273,643	4,501,427
Tennant Co.	342,409	25,269,784
Titan International Inc.[b]	964,656	11,585,519
TriMas Corp.[a,b]	893,242	18,624,096
Twin Disc Inc.[a]	165,142	2,665,392
Wabash National Corp.[b]	1,155,716	25,402,638
Watts Water Technologies Inc. Class A	539,287	34,082,938
Woodward Inc.	1,034,892	69,938,001

		1,327,675,473
MARINE — 0.13%
Costamare Inc.	707,632	5,172,790
Eagle Bulk Shipping Inc.[a,b]	743,394	3,516,254
Genco Shipping & Trading Ltd.[a,b]	148,643	1,407,649
Matson Inc.	829,777	24,926,501
Navios Maritime Holdings Inc.[a,b]	1,737,213	2,379,982
Safe Bulkers Inc.[a,b]	930,970	2,131,921
Scorpio Bulkers Inc.[a,b]	1,137,734	8,077,911

		47,613,008
MEDIA — 1.37%
AMC Entertainment Holdings Inc. Class A	1,071,090	24,367,298
Beasley Broadcast Group Inc. Class A	94,381	924,934
Central European Media Enterprises Ltd. Class Aa,b	1,596,400	6,385,600
Clear Channel Outdoor Holdings Inc. Class A	691,057	3,351,626

377

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
Daily Journal Corp.[a,b]	21,953	$4,528,465
Emerald Expositions Events Inc.	302,929	6,634,145
Entercom Communications Corp. Class Ab	538,479	5,573,258
Entravision Communications Corp. Class A	1,279,605	8,445,393
Eros International PLC[a,b]	527,510	6,039,990
EW Scripps Co. (The) Class Aa,b	1,120,434	19,954,930
Gannett Co. Inc.	2,214,221	19,308,007
Global Eagle Entertainment Inc.[a,b]	1,042,136	3,710,004
Gray Television Inc.[a,b]	1,239,932	16,987,068
Hemisphere Media Group Inc.[a,b]	301,839	3,576,792
IMAX Corp.[a,b]	1,117,331	24,581,282
Liberty Media Corp.-Liberty Braves Class Aa,b	195,487	4,670,184
Liberty Media Corp.-Liberty Braves Class Ca,b	664,356	15,924,613
Loral Space & Communications Inc.[a,b]	255,795	10,628,282
MDC Partners Inc. Class A	1,104,336	10,932,926
Meredith Corp.	766,567	45,572,408
MSG Networks Inc. Class Aa,b	1,160,440	26,051,878
National CineMedia Inc.	1,208,796	8,969,266
New Media Investment Group Inc.	990,524	13,352,264
New York Times Co. (The) Class A	2,443,553	43,250,888
Nexstar Media Group Inc. Class A	880,245	52,638,651
Reading International Inc. Class Aa	323,891	5,224,362
Saga Communications Inc. Class A	78,908	3,610,041
Salem Media Group Inc. Class A	260,400	1,848,840
Scholastic Corp.	548,289	23,899,918
Sinclair Broadcast Group Inc. Class A	1,398,877	46,023,053

Security	Shares	Value
Time Inc.	1,939,549	$27,832,528
Townsquare Media Inc. Class Aa,b	178,851	1,831,434
tronc Inc.[a]	372,383	4,800,017
World Wrestling Entertainment Inc. Class Ab	741,048	15,095,148

		516,525,493
METALS & MINING — 1.30%
AK Steel Holding Corp.[a,b]	6,102,098	40,090,784
Allegheny Technologies Inc.[b]	2,065,780	35,138,918
Ampco-Pittsburgh Corp.	175,206	2,584,289
Carpenter Technology Corp.	889,182	33,282,082
Century Aluminum Co.[a,b]	961,152	14,974,748
Cliffs Natural Resources Inc.[a,b]	5,772,728	39,947,278
Coeur Mining Inc.[a,b]	3,524,086	30,236,658
Commercial Metals Co.	2,239,640	43,516,205
Compass Minerals International Inc.	655,947	42,833,339
Ferroglobe PLC	1,314,890	13
Gerber Scientific Inc. Escrow[a,c]	276,144	2,761
Gold Resource Corp.[b]	1,027,476	4,192,102
Handy & Harman Ltd.[a]	55,055	1,728,727
Haynes International Inc.	240,607	8,736,440
Hecla Mining Co.[b]	7,635,075	38,938,882
Kaiser Aluminum Corp.	325,807	28,840,436
Klondex Mines Ltd.[a]	3,403,502	11,469,802
Materion Corp.	380,261	14,221,761
Olympic Steel Inc.	175,920	3,426,922
Ramaco Resources Inc.[a,b]	118,793	718,698
Ryerson Holding Corp.[a,b]	309,731	3,066,337
Schnitzer Steel Industries Inc. Class A	517,761	13,047,577
SunCoke Energy Inc.[a]	1,278,209	13,932,478
TimkenSteel Corp.[a]	784,719	12,061,131
Warrior Met Coal Inc.[b]	325,785	5,580,697
Worthington Industries Inc.	877,168	44,051,377

		486,620,442
MORTGAGE REAL ESTATE INVESTMENT — 0.88%
AG Mortgage Investment Trust Inc.[b]	545,613	9,984,718

378

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
Anworth Mortgage Asset Corp.[b]	1,847,608	$11,104,124
Apollo Commercial Real Estate Finance Inc.[b]	1,781,748	33,051,425
Ares Commercial Real Estate Corp.	531,411	6,956,170
ARMOUR Residential REIT Inc.[b]	707,617	17,690,425
Capstead Mortgage Corp.[b]	1,920,546	20,031,295
Cherry Hill Mortgage Investment Corp.[b]	230,249	4,252,699
CYS Investments Inc.[b]	2,934,380	24,678,136
Dynex Capital Inc.[b]	893,949	6,347,038
Ellington Residential Mortgage REIT	160,806	2,357,416
Great Ajax Corp.	317,429	4,437,657
Hannon Armstrong Sustainable Infrastructure Capital Inc.[b]	943,568	21,579,400
Invesco Mortgage Capital Inc.[b]	2,178,194	36,397,622
KKR Real Estate Finance Trust Inc.	200,252	4,305,418
Ladder Capital Corp.[b]	1,406,816	18,865,403
MTGE Investment Corp.	886,525	16,666,670
New York Mortgage Trust Inc.[b]	2,265,615	14,092,125
Orchid Island Capital Inc.[b]	674,215	6,647,760
Owens Realty Mortgage Inc.[b]	195,341	3,312,983
PennyMac Mortgage Investment Trust[d]	1,281,570	23,439,915
Redwood Trust Inc.[b]	1,484,117	25,289,354
Resource Capital Corp.[b]	625,710	6,363,471
Sutherland Asset Management Corp.	341,875	5,076,844
Western Asset Mortgage Capital Corp.[b]	803,327	8,274,268

		331,202,336
MULTI-UTILITIES — 0.52%
Avista Corp.	1,259,052	53,459,348
Black Hills Corp.	1,036,486	69,931,710
NorthWestern Corp.	943,825	57,592,202
Unitil Corp.	272,766	13,177,325

		194,160,585

Security	Shares	Value
MULTILINE RETAIL — 0.36%
Big Lots Inc.[b]	871,072	$42,072,777
Dillard’s Inc. Class A	293,256	16,917,939
Fred’s Inc. Class Ab	715,107	6,600,438
JC Penney Co. Inc.[a,b]	6,003,015	27,914,020
Ollie’s Bargain Outlet Holdings Inc.[a,b]	921,630	39,261,438
Sears Holdings Corp.[a,b]	219,664	1,946,223

		134,712,835
OIL, GAS & CONSUMABLE FUELS — 2.15%
Abraxas Petroleum Corp.[a]	2,972,533	4,815,503
Adams Resources & Energy Inc.	42,770	1,756,992
Alon USA Energy Inc.	627,241	8,354,850
Approach Resources Inc.[a]	832,415	2,805,239
Arch Coal Inc. Class Ab	423,993	28,958,722
Ardmore Shipping Corp.[b]	539,942	4,400,527
Bill Barrett Corp.[a,b]	1,461,943	4,488,165
Bonanza Creek Energy Inc.[a]	377,144	11,959,236
California Resources Corp.[a,b]	825,530	7,058,282
Callon Petroleum Co.[a,b]	3,904,886	41,430,841
Carrizo Oil & Gas Inc.[a,b]	1,209,200	21,064,264
Clean Energy Fuels Corp.[a,b]	2,643,186	6,713,692
Cloud Peak Energy Inc.[a,b]	1,430,825	5,050,812
Contango Oil & Gas Co.[a,b]	472,183	3,135,295
CVR Energy Inc.[b]	305,995	6,658,451
Delek U.S. Holdings Inc.	1,206,644	31,903,667
Denbury Resources Inc.[a]	7,700,407	11,781,623
DHT Holdings Inc.	1,494,209	6,200,967
Dorian LPG Ltd.[a,b]	365,646	2,990,984
Earthstone Energy Inc. Class Aa,b	190,986	1,911,770
Eclipse Resources Corp.[a,b]	1,691,959	4,839,003
Energy XXI Gulf Coast Inc.[a]	572,259	10,626,850
EP Energy Corp. Class Aa,b	798,725	2,923,334
Evolution Petroleum Corp.	524,619	4,249,414
Frontline Ltd./Bermuda[b]	1,490,977	8,543,298
GasLog Ltd.	808,637	12,331,714
Gastar Exploration Inc.[a]	3,377,248	3,127,332
Gener8 Maritime Inc.[a,b]	913,934	5,200,284
Golar LNG Ltd.[b]	1,861,441	41,417,062
Green Plains Inc.	749,908	15,410,609
Halcon Resources Corp.[a]	1,182,494	5,368,523

379

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
Hallador Energy Co.	310,408	$2,411,870
International Seaways Inc.[a,b]	555,290	12,033,134
Isramco Inc.[a,b]	13,986	1,599,998
Jagged Peak Energy Inc.[a,b]	625,389	8,348,943
Jones Energy Inc. Class Aa,b	884,116	1,414,586
Lilis Energy Inc.[a,b]	827,609	4,055,284
Matador Resources Co.[a,b]	1,740,124	37,186,450
Midstates Petroleum Co. Inc.[a]	216,465	2,742,612
Navios Maritime Acquisition Corp.	1,616,200	2,375,814
Nordic American Tankers Ltd.[b]	1,955,139	12,395,581
Oasis Petroleum Inc.[a,b]	4,558,963	36,699,652
Overseas Shipholding Group Inc. Series Aa	942,448	2,506,912
Pacific Ethanol Inc.[a,b]	795,984	4,974,900
Panhandle Oil and Gas Inc. Class A	313,325	7,237,808
Par Pacific Holdings Inc.[a,b]	647,103	11,673,738
PDC Energy Inc.[a,b]	1,280,546	55,204,338
Peabody Energy Corp.[a]	950,713	23,244,933
Penn Virginia Corp.[a,b]	276,023	10,143,845
PetroCorp Inc. Escrow[c]	26,106	—
Renewable Energy Group Inc.[a,b]	736,496	9,537,623
Resolute Energy Corp.[a]	419,901	12,500,453
REX American Resources Corp.[a,b]	112,988	10,910,121
Ring Energy Inc.[a,b]	878,669	11,422,697
Rosehill Resources Inc.[a]	48,783	406,850
Sanchez Energy Corp.[a,b]	1,383,217	9,931,498
SandRidge Energy Inc.[a]	675,537	11,625,992
Scorpio Tankers Inc.	3,244,537	12,880,812
SemGroup Corp. Class A	1,292,959	34,909,893
Ship Finance International Ltd.	1,160,023	15,776,313
SilverBow Resources Inc.[a]	134,981	3,531,103
SRC Energy Inc.[a,b]	3,891,358	26,188,839
Stone Energy Corp.[a,b]	377,475	6,937,991
Teekay Corp.[b]	1,045,752	6,975,166
Teekay Tankers Ltd. Class A	2,236,509	4,204,637
Tellurian Inc.[a,b]	1,072,879	10,760,976

Security	Shares	Value
Ultra Petroleum Corp.[a]	3,775,594	$40,965,195
Uranium Energy Corp.[a]	2,640,491	4,198,381
W&T Offshore Inc.[a,b]	1,815,021	3,557,441
Westmoreland Coal Co.[a,b]	351,217	1,710,427
WildHorse Resource Development Corp.[a,b]	391,873	4,847,469

		807,507,580
PAPER & FOREST PRODUCTS — 0.60%
Boise Cascade Co.[a,b]	749,300	22,778,720
Clearwater Paper Corp.[a,b]	313,674	14,664,259
Deltic Timber Corp.[b]	212,475	15,863,383
KapStone Paper and Packaging Corp.	1,689,673	34,857,954
Louisiana-Pacific Corp.[a]	2,818,044	67,943,041
Neenah Paper Inc.	325,511	26,122,258
PH Glatfelter Co.	857,094	16,747,617
Schweitzer-Mauduit International Inc.	596,459	22,206,169
Verso Corp. Class Aa	652,345	3,059,498

		224,242,899
PERSONAL PRODUCTS — 0.17%
elf Beauty Inc.[a,b]	400,827	10,906,503
Inter Parfums Inc.	338,182	12,394,370
Medifast Inc.	208,208	8,634,386
Natural Health Trends Corp.[b]	142,951	3,981,185
Nature’s Sunshine Products Inc.	207,891	2,754,556
Nutraceutical International Corp.	159,290	6,634,428
Revlon Inc. Class Aa,b	238,054	5,641,880
USANA Health Sciences Inc.[a,b]	224,656	14,400,450

		65,347,758
PHARMACEUTICALS — 2.01%
Aclaris Therapeutics Inc.[a,b]	390,167	10,581,329
Aerie Pharmaceuticals Inc.[a,b]	588,093	30,904,287
Amphastar Pharmaceuticals Inc.[a,b]	702,770	12,551,472
ANI Pharmaceuticals Inc.[a,b]	155,405	7,272,954
Aratana Therapeutics Inc.[a,b]	784,282	5,670,359
Assembly Biosciences Inc.[a,b]	271,258	5,601,478
Catalent Inc.[a]	2,436,741	85,529,609
Cempra Inc.[a,b]	954,304	4,389,798

380

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
Clearside Biomedical Inc.[a,b]	400,180	$3,645,640
Collegium Pharmaceutical Inc.[a,b]	438,905	5,490,702
Corcept Therapeutics Inc.[a,b]	1,764,851	20,825,242
Corium International Inc.[a,b]	385,036	2,872,369
Depomed Inc.[a,b]	1,105,305	11,870,976
Dermira Inc.[a,b]	737,982	21,504,795
DURECT Corp.[a,b]	2,764,606	4,312,785
Heska Corp.[a,b]	125,032	12,762,016
Horizon Pharma PLC[a,b]	3,159,699	37,505,627
Impax Laboratories Inc.[a]	1,432,149	23,057,599
Innoviva Inc.[a]	1,470,243	18,819,110
Intersect ENT Inc.[a,b]	487,273	13,619,280
Intra-Cellular Therapies Inc.[a,b]	652,546	8,104,621
Lannett Co. Inc.[a,b]	557,844	11,380,018
Medicines Co. (The)[a,b]	1,336,431	50,797,742
MyoKardia Inc.[a,b]	334,407	4,380,732
Nektar Therapeutics[a,b]	2,870,476	56,117,806
Neos Therapeutics Inc.[a,b]	389,342	2,842,197
Ocular Therapeutix Inc.[a,b]	453,356	4,202,610
Omeros Corp.[a,b]	811,194	16,146,817
Pacira Pharmaceuticals Inc./DEa,b	760,887	36,294,310
Paratek Pharmaceuticals Inc.[a,b]	456,314	10,997,167
Phibro Animal Health Corp. Series A	370,233	13,717,133
Prestige Brands Holdings Inc.[a,b]	1,020,302	53,882,149
Reata Pharmaceuticals Inc. Series Aa,b	164,790	5,213,956
Revance Therapeutics Inc.[a,b]	434,324	11,466,154
SciClone Pharmaceuticals Inc.[a]	1,026,249	11,288,739
Sucampo Pharmaceuticals Inc. Class Aa,b	487,087	5,114,414
Supernus Pharmaceuticals Inc.[a,b]	917,818	39,557,956
Teligent Inc.[a,b]	827,875	7,575,056
Tetraphase Pharmaceuticals Inc.[a,b]	725,311	5,171,467
TherapeuticsMD Inc.[a,b]	3,022,667	15,929,455

Security	Shares	Value
Theravance Biopharma Inc.[a,b]	808,672	$32,217,492
WaVe Life Sciences Ltd.[a,b]	224,345	4,172,817
Zogenix Inc.[a,b]	493,273	7,152,458
Zynerba Pharmaceuticals Inc.[a,b]	220,669	3,744,753

		756,255,446
PROFESSIONAL SERVICES — 1.26%
Acacia Research Corp.[a]	777,464	3,187,602
Advisory Board Co. (The)[a,b]	782,661	40,307,042
Barrett Business Services Inc.	136,969	7,846,954
BG Staffing Inc.	133,961	2,328,242
CBIZ Inc.[a,b]	990,452	14,856,780
Cogint Inc.[a,b]	386,065	1,949,628
CRA International Inc.	167,719	6,091,554
Exponent Inc.	496,839	28,965,714
Franklin Covey Co.[a,b]	197,196	3,805,883
FTI Consulting Inc.[a,b]	797,796	27,890,948
GP Strategies Corp.[a,b]	244,847	6,463,961
Heidrick & Struggles International Inc.	352,508	7,667,049
Hill International Inc.[a,b]	703,790	3,659,708
Huron Consulting Group Inc.[a,b]	429,215	18,542,088
ICF International Inc.[a,b]	347,287	16,357,218
Insperity Inc.	354,702	25,183,842
Kelly Services Inc. Class A	599,854	13,466,722
Kforce Inc.	454,310	8,904,476
Korn/Ferry International	991,773	34,245,922
Mistras Group Inc.[a,b]	342,237	7,518,947
Navigant Consulting Inc.[a]	913,578	18,052,301
On Assignment Inc.[a,b]	983,814	53,273,528
Pendrell Corp.[a]	231,689	1,675,112
Resources Connection Inc.	553,362	7,581,059
RPX Corp.[a]	875,152	12,208,370
TriNet Group Inc.[a,b]	791,961	25,928,803
TrueBlue Inc.[a,b]	813,622	21,560,983
WageWorks Inc.[a,b]	725,425	48,748,560
Willdan Group Inc.[a]	146,042	4,461,583

		472,730,579
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.50%
Alexander & Baldwin Inc.	893,240	36,962,271

381

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
Altisource Portfolio Solutions SAa,b	229,795	$5,014,127
Consolidated-Tomoka Land Co.[b]	80,791	4,601,047
Forestar Group Inc.[a]	712,262	12,215,293
FRP Holdings Inc.[a,b]	129,655	5,983,578
Griffin Industrial Realty Inc.	14,229	446,364
HFF Inc. Class A	717,694	24,954,220
Kennedy-Wilson Holdings Inc.	1,612,440	30,716,982
Marcus & Millichap Inc.[a,b]	310,549	8,186,072
Maui Land & Pineapple Co. Inc.[a,b]	129,951	2,638,005
RE/MAX Holdings Inc. Class A	343,940	19,277,837
RMR Group Inc. (The) Class A	141,384	6,878,332
St. Joe Co. (The)[a,b]	957,588	17,954,775
Stratus Properties Inc.[b]	121,869	3,582,949
Tejon Ranch Co.[a,b]	287,955	5,943,391
Transcontinental Realty Investors Inc.[a,b]	32,467	873,038
Trinity Place Holdings Inc.[a,b]	392,965	2,793,981

		189,022,262
ROAD & RAIL — 0.73%
ArcBest Corp.	501,696	10,334,938
Avis Budget Group Inc.[a,b]	1,449,272	39,521,647
Covenant Transportation Group Inc. Class Aa,b	247,305	4,335,257
Daseke Inc.[a]	396,342	4,411,286
Heartland Express Inc.[b]	915,840	19,067,789
Hertz Global Holdings Inc.[a]	1,105,461	12,712,802
Knight Transportation Inc.[b]	1,416,689	52,488,327
Marten Transport Ltd.	451,056	12,358,934
Roadrunner Transportation Systems Inc.[a,b]	628,160	4,566,723
Saia Inc.[a,b]	484,529	24,856,338
Schneider National Inc. Class B	630,408	14,102,227
Swift Transportation Co.[a,b]	1,408,864	37,334,896
Universal Logistics Holdings Inc.	181,428	2,721,420
Werner Enterprises Inc.	923,677	27,109,920

Security	Shares	Value
YRC Worldwide Inc.[a,b]	667,171	$7,418,942

		273,341,446
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.08%
Advanced Energy Industries Inc.[a]	769,540	49,781,543
Alpha & Omega Semiconductor Ltd.[a,b]	367,716	6,129,826
Ambarella Inc.[a,b]	629,618	30,567,954
Amkor Technology Inc.[a,b]	1,981,712	19,361,326
Axcelis Technologies Inc.[a]	552,817	11,581,516
AXT Inc.[a,b]	681,067	4,324,775
Brooks Automation Inc.	1,304,587	28,296,492
Cabot Microelectronics Corp.	482,281	35,606,806
CEVA Inc.[a,b]	415,172	18,869,567
Cirrus Logic Inc.[a]	1,249,654	78,378,299
Cohu Inc.	519,313	8,173,987
Cree Inc.[a,b]	1,890,090	46,590,719
Cyberoptics Corp.[a,b]	132,961	2,745,645
Diodes Inc.[a]	739,371	17,767,085
DSP Group Inc.[a,b]	432,560	5,017,696
Entegris Inc.[a]	2,723,173	59,773,647
FormFactor Inc.[a,b]	1,343,931	16,664,744
GSI Technology Inc.[a,b]	275,900	2,168,574
Ichor Holdings Ltd.[a,b]	226,533	4,566,905
Impinj Inc.[a,b]	348,732	16,965,812
Inphi Corp.[a,b]	813,810	27,913,683
Integrated Device Technology Inc.[a,b]	2,595,872	66,947,539
IXYS Corp.	502,297	8,262,786
Kopin Corp.[a,b]	1,173,123	4,352,286
Lattice Semiconductor Corp.[a,b]	2,378,497	15,840,790
MACOM Technology Solutions Holdings Inc.[a,b]	785,471	43,805,718
MaxLinear Inc.[a,b]	1,165,517	32,506,269
MKS Instruments Inc.	1,044,329	70,283,342
Monolithic Power Systems Inc.	766,555	73,895,902
Nanometrics Inc.[a,b]	466,622	11,800,870
NeoPhotonics Corp.[a,b]	636,400	4,913,008
NVE Corp.	92,615	7,131,355
PDF Solutions Inc.[a,b]	540,618	8,893,166

382

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
Photronics Inc.[a,b]	1,323,278	$12,438,813
Pixelworks Inc.[a]	551,596	2,531,826
Power Integrations Inc.	546,985	39,875,207
Rambus Inc.[a,b]	2,158,840	24,675,541
Rudolph Technologies Inc.[a,b]	604,846	13,820,731
Semtech Corp.[a,b]	1,256,393	44,916,050
Sigma Designs Inc.[a,b]	750,707	4,391,636
Silicon Laboratories Inc.[a,b]	803,218	54,899,950
SunPower Corp.[a,b]	1,156,241	10,799,291
Synaptics Inc.[a,b]	667,537	34,518,338
Ultra Clean Holdings Inc.[a]	637,532	11,953,725
Veeco Instruments Inc.[a,b]	913,916	25,452,561
Xcerra Corp.[a]	1,048,803	10,246,805
Xperi Corp.	948,167	28,255,377

		1,158,655,483
SOFTWARE — 3.64%
8x8 Inc.[a]	1,710,280	24,884,574
A10 Networks Inc.[a]	933,795	7,881,230
ACI Worldwide Inc.[a,b]	2,238,684	50,079,361
Agilysys Inc.[a]	318,822	3,226,479
American Software Inc./GA Class A	513,395	5,282,835
Aspen Technology Inc.[a,b]	1,454,529	80,377,273
Barracuda Networks Inc.[a,b]	487,485	11,241,404
Blackbaud Inc.[b]	926,485	79,446,089
Blackline Inc.[a,b]	212,535	7,596,001
Bottomline Technologies de Inc.[a,b]	770,644	19,797,844
BroadSoft Inc.[a,b]	594,907	25,610,746
Callidus Software Inc.[a,b]	1,248,956	30,224,735
CommVault Systems Inc.[a]	751,921	42,445,940
Digimarc Corp.[a,b]	194,452	7,807,248
Ebix Inc.[b]	465,707	25,101,607
Ellie Mae Inc.[a,b]	655,795	72,078,428
EnerNOC Inc.[a,b]	576,599	4,468,642
Everbridge Inc.[a]	328,042	7,991,103
Exa Corp.[a,b]	267,195	3,687,291
Fair Isaac Corp.	596,598	83,171,727
Gigamon Inc.[a,b]	699,917	27,541,734
Glu Mobile Inc.[a,b]	2,106,204	5,265,510
Guidance Software Inc.[a,b]	445,402	2,944,107
HubSpot Inc.[a,b]	651,961	42,866,436
Imperva Inc.[a]	648,395	31,025,701
Majesco[a,b]	113,197	558,061

Security	Shares	Value
MicroStrategy Inc. Class Aa	183,881	$35,244,471
Mitek Systems Inc.[a,b]	608,133	5,108,317
MobileIron Inc.[a,b]	1,061,832	6,424,084
Model N Inc.[a,b]	453,839	6,036,059
Monotype Imaging Holdings Inc.	805,635	14,743,120
Park City Group Inc.[a,b]	250,992	3,049,553
Paycom Software Inc.[a,b]	954,940	65,327,445
Paylocity Holding Corp.[a,b]	503,435	22,745,193
Pegasystems Inc.[b]	710,627	41,465,085
Progress Software Corp.	922,584	28,498,620
Proofpoint Inc.[a,b]	824,138	71,559,903
PROS Holdings Inc.[a,b]	508,882	13,938,278
QAD Inc. Class A	193,027	6,186,515
Qualys Inc.[a,b]	608,207	24,814,846
Rapid7 Inc.[a,b]	404,073	6,800,549
RealNetworks Inc.[a,b]	535,988	2,320,828
RealPage Inc.[a,b]	1,136,809	40,868,284
RingCentral Inc. Class Aa,b	1,208,982	44,188,292
Rosetta Stone Inc.[a,b]	328,270	3,538,751
Rubicon Project Inc. (The)[a,b]	859,227	4,416,427
SecureWorks Corp. Class Aa,b	156,616	1,454,963
Silver Spring Networks Inc.[a,b]	809,579	9,132,051
Synchronoss Technologies Inc.[a,b]	830,148	13,655,935
Telenav Inc.[a,b]	630,548	5,107,439
TiVo Corp.	2,274,223	42,414,259
Upland Software Inc.[a,b]	140,787	3,095,906
Varonis Systems Inc.[a,b]	370,381	13,778,173
VASCO Data Security International Inc.[a,b]	602,839	8,650,740
Verint Systems Inc.[a]	1,211,693	49,315,905
VirnetX Holding Corp.[a,b]	1,007,675	4,584,921
Workiva Inc.[a,b]	480,988	9,162,821
Zendesk Inc.[a,b]	1,882,299	52,290,266
Zix Corp.[a,b]	1,087,696	6,188,990

		1,368,709,095
SPECIALTY RETAIL — 2.11%
Aaron’s Inc.[b]	1,227,943	47,766,983
Abercrombie & Fitch Co. Class A	1,342,460	16,700,202
America’s Car-Mart Inc./TXa,b	145,615	5,664,424

383

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
American Eagle Outfitters Inc.	3,143,521	$37,879,428
Asbury Automotive Group Inc.[a,b]	363,120	20,534,436
Ascena Retail Group Inc.[a,b]	3,342,474	7,186,319
At Home Group Inc.[a,b]	98,581	2,295,951
Barnes & Noble Education Inc.[a,b]	740,673	7,873,354
Barnes & Noble Inc.	1,152,365	8,757,974
Big 5 Sporting Goods Corp.	388,083	5,064,483
Boot Barn Holdings Inc.[a,b]	237,171	1,679,171
Buckle Inc. (The)	557,083	9,916,077
Build-A-Bear Workshop Inc.[a,b]	279,771	2,923,607
Caleres Inc.	815,170	22,645,423
Camping World Holdings Inc. Class Ab	236,981	7,310,864
Carvana Co.[a,b]	293,195	6,001,702
Cato Corp. (The) Class A	468,117	8,234,178
Chico’s FAS Inc.	2,491,519	23,470,109
Children’s Place Inc. (The)	334,148	34,116,511
Citi Trends Inc.	296,488	6,291,475
Conn’s Inc.[a,b]	356,063	6,800,803
Container Store Group Inc. (The)[a,b]	310,275	1,836,828
DSW Inc. Class A	1,272,558	22,524,277
Express Inc.[a,b]	1,520,750	10,265,063
Finish Line Inc. (The) Class A	770,277	10,914,825
Five Below Inc.[a,b]	1,052,324	51,953,236
Francesca’s Holdings Corp.[a,b]	732,282	8,011,165
Genesco Inc.[a,b]	370,985	12,576,392
GNC Holdings Inc. Class Ab	1,327,373	11,189,754
Group 1 Automotive Inc.	396,028	25,076,493
Guess? Inc.	1,160,968	14,837,171
Haverty Furniture Companies Inc.	373,001	9,362,325
Hibbett Sports Inc.[a,b]	412,195	8,553,046
J. Jill Inc.[a]	227,975	2,801,813
Kirkland’s Inc.[a,b]	324,242	3,333,208
Lithia Motors Inc. Class A	451,284	42,524,491
Lumber Liquidators Holdings Inc.[a,b]	544,995	13,657,575

Security	Shares	Value
MarineMax Inc.[a,b]	494,664	$9,670,681
Monro Muffler Brake Inc.	621,060	25,929,255
Office Depot Inc.	9,922,564	55,963,261
Party City Holdco Inc.[a,b]	542,545	8,490,829
Pier 1 Imports Inc.	1,604,472	8,327,210
Rent-A-Center Inc./TX	829,753	9,724,705
RHa,b	661,719	42,694,110
Select Comfort Corp.[a,b]	796,308	28,260,971
Shoe Carnival Inc.	225,641	4,711,384
Sonic Automotive Inc. Class A	516,822	10,052,188
Sportsman’s Warehouse Holdings Inc.[a,b]	700,765	3,784,131
Tailored Brands Inc.	964,953	10,768,875
Tile Shop Holdings Inc.[b]	658,604	13,600,173
Tilly’s Inc. Class A	259,162	2,630,494
Vitamin Shoppe Inc.[a,b]	413,270	4,814,596
West Marine Inc.	385,925	4,959,136
Winmark Corp.[b]	46,052	5,938,405
Zumiez Inc.[a,b]	374,155	4,620,814

		793,472,354
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.60%
3D Systems Corp.[a,b]	2,127,493	39,784,119
Avid Technology Inc.[a,b]	647,461	3,405,645
CPI Card Group Inc.[b]	476,675	1,358,524
Cray Inc.[a,b]	776,747	14,292,145
Diebold Nixdorf Inc.	1,463,998	40,991,944
Eastman Kodak Co.[a,b]	319,787	2,910,062
Electronics For Imaging Inc.[a,b]	897,108	42,504,977
Immersion Corp.[a,b]	558,360	5,069,909
Intevac Inc.[a,b]	356,381	3,955,829
Pure Storage Inc. Class Aa,b	1,802,234	23,086,617
Quantum Corp.[a]	541,373	4,228,123
Stratasys Ltd.[a,b]	977,102	22,776,248
Super Micro Computer Inc.[a,b]	763,437	18,818,722
USA Technologies Inc.[a,b]	767,627	3,991,660

		227,174,524
TEXTILES, APPAREL & LUXURY GOODS — 0.75%
Columbia Sportswear Co.	565,435	32,829,156
Crocs Inc.[a,b]	1,464,367	11,290,269
Culp Inc.	213,605	6,942,162

384

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
Deckers Outdoor Corp.[a,b]	612,608	$41,816,622
Delta Apparel Inc.[a,b]	150,768	3,344,034
Fossil Group Inc.[a,b]	833,042	8,621,985
G-III Apparel Group Ltd.[a,b]	838,785	20,927,686
Iconix Brand Group Inc.[a,b]	969,413	6,698,644
Movado Group Inc.	304,247	7,682,237
Oxford Industries Inc.	318,983	19,933,248
Perry Ellis International Inc.[a,b]	248,080	4,827,637
Sequential Brands Group Inc.[a,b]	767,790	3,063,482
Steven Madden Ltd.[a,b]	1,145,108	45,747,064
Superior Uniform Group Inc.	173,976	3,888,364
Unifi Inc.[a,b]	300,272	9,248,378
Vera Bradley Inc.[a,b]	386,820	3,783,100
Wolverine World Wide Inc.	1,828,123	51,205,725

		281,849,793
THRIFTS & MORTGAGE FINANCE — 2.30%
ASB Bancorp. Inc.[a]	53,014	2,329,965
Astoria Financial Corp.	1,802,348	36,317,312
Bank Mutual Corp.	817,269	7,478,011
BankFinancial Corp.	303,173	4,523,341
Bear State Financial Inc.	401,788	3,800,915
Beneficial Bancorp. Inc.	1,341,044	20,115,660
BofI Holding Inc.[a,b]	1,161,685	27,555,168
BSB Bancorp. Inc./MAa,b	160,770	4,702,523
Capitol Federal Financial Inc.	2,510,279	35,671,065
Charter Financial Corp./MD	238,382	4,290,876
Clifton Bancorp. Inc.[b]	396,828	6,559,567
Dime Community Bancshares Inc.	619,358	12,139,417
Entegra Financial Corp.[a]	127,256	2,895,074
ESSA Bancorp. Inc.	178,295	2,624,502
Essent Group Ltd.[a,b]	1,496,003	55,561,551
Federal Agricultural Mortgage Corp. Class C	172,176	11,139,787
First Defiance Financial Corp.	196,710	10,362,683
Flagstar Bancorp. Inc.[a,b]	414,434	12,772,856
Greene County Bancorp. Inc.	57,716	1,569,875
Hingham Institution for Savings	26,100	4,748,373
Home Bancorp. Inc.	111,937	4,759,561
HomeStreet Inc.[a,b]	561,325	15,534,669

Security	Shares	Value
IMPAC Mortgage Holdings Inc.[a,b]	208,538	$3,155,180
Kearny Financial Corp./MD	1,645,257	24,432,066
LendingTree Inc.[a]	123,432	21,254,990
Malvern Bancorp. Inc.[a]	124,390	2,979,141
Meridian Bancorp. Inc.	934,202	15,788,014
Meta Financial Group Inc.	173,444	15,436,516
MGIC Investment Corp.[a,b]	7,173,464	80,342,797
Nationstar Mortgage Holdings Inc.[a,b]	566,774	10,139,587
NMI Holdings Inc. Class Aa,b	1,103,905	12,639,712
Northfield Bancorp. Inc.	837,026	14,354,996
Northwest Bancshares Inc.	1,833,769	28,625,134
OceanFirst Financial Corp.	610,254	16,550,089
Oconee Federal Financial Corp.	23,990	666,682
Ocwen Financial Corp.[a,b]	2,105,418	5,663,574
Oritani Financial Corp.	768,844	13,108,790
PCSB Financial Corp.[a,b]	350,038	5,971,648
PennyMac Financial Services Inc. Class Aa,b,d	224,219	3,744,457
PHH Corp.[a,b]	1,042,346	14,353,104
Provident Bancorp. Inc.[a,b]	83,783	1,885,118
Provident Financial Holdings Inc.	129,513	2,493,125
Provident Financial Services Inc.	1,199,141	30,434,199
Prudential Bancorp. Inc.	157,203	2,854,807
Radian Group Inc.[b]	4,198,297	68,642,156
Riverview Bancorp. Inc.	372,159	2,471,136
SI Financial Group Inc.	217,393	3,500,027
Southern Missouri Bancorp. Inc.	114,098	3,680,802
Territorial Bancorp. Inc.	156,768	4,889,594
Timberland Bancorp. Inc./WA	120,288	3,039,678
TrustCo Bank Corp. NY	1,816,521	14,078,038
United Community Financial Corp./OH	948,750	7,884,113
United Financial Bancorp. Inc.	993,268	16,577,643
Walker & Dunlop Inc.[a,b]	537,593	26,250,666
Washington Federal Inc.	1,733,172	57,541,310
Waterstone Financial Inc.	508,207	9,579,702

385

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
Western New England Bancorp Inc.	535,569	$5,436,025
WSFS Financial Corp.[b]	585,271	26,542,040

		864,439,407
TOBACCO — 0.19%
Turning Point Brands Inc.[a]	116,934	1,793,768
Universal Corp./VA	481,309	31,140,692
Vector Group Ltd.	1,810,939	38,609,219

		71,543,679
TRADING COMPANIES & DISTRIBUTORS — 1.28%
Aircastle Ltd.	921,598	20,044,757
Applied Industrial Technologies Inc.	741,990	43,814,510
Beacon Roofing Supply Inc.[a,b]	1,170,105	57,335,145
BMC Stock Holdings Inc.[a]	1,268,013	27,706,084
CAI International Inc.[a,b]	299,489	7,067,940
DXP Enterprises Inc./TXa,b	311,998	10,763,931
EnviroStar Inc.	67,822	1,834,585
Foundation Building Materials Inc.[a]	252,907	3,252,384
GATX Corp.	756,311	48,608,108
GMS Inc.[a]	455,779	12,807,390
H&E Equipment Services Inc.	608,140	12,412,137
Herc Holdings Inc.[a]	489,323	19,240,180
Huttig Building Products Inc.[a,b]	460,948	3,231,245
Kaman Corp.	521,525	26,008,452
Lawson Products Inc./DEa,b	124,796	2,764,231
MRC Global Inc.[a,b]	1,731,326	28,601,506
Neff Corp.[a,b]	156,461	2,972,759
Nexeo Solutions Inc.[a]	508,242	4,218,409
NOW Inc.[a,b]	2,072,942	33,332,907
Rush Enterprises Inc. Class Aa,b	581,300	21,612,734
Rush Enterprises Inc. Class Ba,b	103,127	3,754,854
SiteOne Landscape Supply Inc.[a,b]	657,158	34,211,646
Textainer Group Holdings Ltd.	525,247	7,616,082
Titan Machinery Inc.[a,b]	362,328	6,514,657

Security	Shares	Value
Triton International Ltd.	841,302	$28,133,139
Veritiv Corp.[a]	222,288	10,002,960
Willis Lease Finance Corp.[a,b]	77,048	2,059,493

		479,922,225
WATER UTILITIES — 0.37%
American States Water Co.	703,376	33,347,056
AquaVenture Holdings Ltd.[a,b]	214,421	3,265,632
Artesian Resources Corp. Class A	154,454	5,813,649
Cadiz Inc.[a]	404,218	5,456,943
California Water Service Group	930,446	34,240,413
Connecticut Water Service Inc.	218,149	12,109,451
Consolidated Water Co. Ltd.	277,965	3,446,766
Global Water Resources Inc.[b]	196,437	1,944,726
Middlesex Water Co.	307,031	12,158,428
Pure Cycle Corp.[a,b]	331,040	2,565,560
SJW Group	316,197	15,550,568
York Water Co. (The)	248,986	8,677,162

		138,576,354
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Boingo Wireless Inc.[a,b]	716,086	10,712,647
Shenandoah Telecommunications Co.	907,595	27,863,166
Spok Holdings Inc.	400,113	7,082,000

		45,657,813

TOTAL COMMON STOCKS
(Cost: $42,757,711,287)		37,538,726,368

386

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 15.10%

MONEY MARKET FUNDS — 15.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[e,f,g]	5,674,937,001	$5,676,639,481
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[e,f]	2,157,052	2,157,052

		5,678,796,533

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,677,788,473)		5,678,796,533

TOTAL INVESTMENTS IN SECURITIES — 114.96%
(Cost: $48,435,499,760)[h]		43,217,522,901
Other Assets, Less Liabilities — (14.96)%		(5,625,258,365)

NET ASSETS — 100.00%		$37,592,264,536

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliated issuer. See Schedule 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $48,676,612,092. Net unrealized depreciation was $5,459,089,191, of which $949,462,617 represented gross unrealized appreciation on securities and $6,408,551,808 represented gross unrealized depreciation on securities.
In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PennyMac Financial Services Inc. Class A	224,219	—	—	224,219	$3,744,457	$—	$—
PennyMac Mortgage Investment Trust	1,319,839	—	(38,269)	1,281,570	23,439,915	620,324	(354,114)

					$27,184,372	$620,324	$(354,114)

Schedule 2 — Futures Contracts

Futures contracts outstanding as of June 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	745	Sep. 2017	ICE Markets Equity	$52,723,017	$52,682,675	$(40,342)

387

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$37,528,003,591	$5,260,303	$5,462,474	$37,538,726,368
Money market funds	5,678,796,533	—	—	5,678,796,533

Total	$43,206,800,124	$5,260,303	$5,462,474	$43,217,522,901

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(40,342)	$—	$—	$(40,342)

Total	$(40,342)	$—	$—	$(40,342)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

388

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 0.91%
Aerojet Rocketdyne Holdings Inc.[a,b]	559,376	$11,635,021
Astronics Corp.[a]	173,452	5,285,082
Axon Enterprise Inc.[a,b]	421,717	10,601,965
Curtiss-Wright Corp.	268,075	24,603,923
Kratos Defense & Security Solutions Inc.[a]	222,535	2,641,490
Mercury Systems Inc.[a,b]	349,475	14,709,403
Moog Inc. Class Aa	23,712	1,700,625
National Presto Industries Inc.	3,957	437,249
Sparton Corp.[a]	4,951	108,872
Vectrus Inc.[a]	15,933	514,955

		72,238,585
AIR FREIGHT & LOGISTICS — 0.30%
Air Transport Services Group Inc.[a,b]	420,851	9,166,135
Forward Air Corp.	242,831	12,938,036
Radiant Logistics Inc.[a,b]	302,841	1,629,284

		23,733,455
AIRLINES — 0.41%
Allegiant Travel Co.	106,030	14,377,668
Hawaiian Holdings Inc.[a]	388,966	18,261,954

		32,639,622
AUTO COMPONENTS — 1.35%
Cooper-Standard Holding Inc.[a]	30,502	3,076,737
Dana Inc.	570,604	12,741,587
Dorman Products Inc.[a,b]	221,612	18,342,825
Fox Factory Holding Corp.[a]	283,412	10,089,467
Gentherm Inc.[a,b]	232,641	9,026,471
Horizon Global Corp.[a,b]	206,349	2,963,172
LCI Industries	196,102	20,080,845
Shiloh Industries Inc.[a,b]	44,771	525,611
Standard Motor Products Inc.	108,390	5,660,126
Tenneco Inc.	431,872	24,975,158

		107,481,999
AUTOMOBILES — 0.10%
Winnebago Industries Inc.	223,971	7,838,985

		7,838,985
BANKS — 2.25%
Access National Corp.	7,680	203,674
Allegiance Bancshares Inc.[a,b]	65,262	2,499,535
Ameris Bancorp.	223,618	10,778,388

Security	Shares	Value
Atlantic Capital Bancshares Inc.[a,b]	31,067	$590,273
Bank of NT Butterfield & Son Ltd. (The)	310,687	10,594,427
Bankwell Financial Group Inc.	8,789	274,480
Blue Hills Bancorp. Inc.	94,433	1,690,351
Capstar Financial Holdings Inc.[a,b]	20,551	364,575
Carolina Financial Corp.[b]	82,071	2,652,535
Central Pacific Financial Corp.	15,887	499,964
CoBiz Financial Inc.	36,320	631,968
ConnectOne Bancorp. Inc.	66,685	1,503,747
CU Bancorp.[a]	16,447	594,559
Eagle Bancorp. Inc.[a,b]	205,341	12,998,085
Equity Bancshares Inc. Class Aa	29,212	895,056
FB Financial Corp.[a,b]	26,645	964,283
First Connecticut Bancorp. Inc./Farmington CT	25,394	651,356
First Financial Bankshares Inc.	333,541	14,742,512
First Financial Northwest Inc.	8,465	136,540
First Foundation Inc.[a,b]	77,299	1,270,023
First of Long Island Corp. (The)	35,896	1,026,626
Franklin Financial Network Inc.[a,b]	25,249	1,041,521
Glacier Bancorp. Inc.	100,759	3,688,787
Green Bancorp. Inc.[a,b]	34,130	662,122
Guaranty Bancorp.	37,031	1,007,243
Guaranty Bancshares Inc./TXb	16,333	521,839
HarborOne Bancorp Inc.[a,b]	50,703	1,012,032
Heritage Commerce Corp.	26,492	365,060
Home BancShares Inc./AR	981,968	24,451,003
Howard Bancorp. Inc.[a]	14,519	279,491
Investar Holding Corp.[b]	21,344	488,778
Lakeland Financial Corp.	32,047	1,470,316
LegacyTexas Financial Group Inc.	159,044	6,064,348
Live Oak Bancshares Inc.[b]	159,878	3,869,048
MB Financial Inc.	55,059	2,424,798
Midland States Bancorp. Inc.	7,803	261,557
MidSouth Bancorp. Inc.	6,870	80,722
National Bank Holdings Corp. Class A	69,830	2,312,071
National Commerce Corp.[a,b]	39,157	1,548,659
Old Line Bancshares Inc.	8,262	232,823
Opus Bank	112,535	2,723,347
Pacific Continental Corp.	90,824	2,320,553
Pacific Premier Bancorp. Inc.[a,b]	110,310	4,070,439
Paragon Commercial Corp.[a]	3,808	199,806

389

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2017

Security	Shares	Value
Park Sterling Corp.	140,999	$1,675,068
People’s Utah Bancorp.	14,421	386,483
Preferred Bank/Los Angeles CA	105,058	5,617,451
Republic First Bancorp. Inc.[a]	87,473	809,125
ServisFirst Bancshares Inc.	374,225	13,805,160
Stonegate Bank	23,248	1,073,593
Sunshine Bancorp. Inc.[a,b]	9,772	208,241
Texas Capital Bancshares Inc.[a,b]	309,191	23,931,383
Tompkins Financial Corp.	6,154	484,443
Tristate Capital Holdings Inc.[a]	49,681	1,251,961
Union Bankshares Inc./Morrisville VTb	29,011	1,378,022
Veritex Holdings Inc.[a,b]	36,811	969,234
West Bancorp. Inc.	29,025	686,441

		178,935,925
BEVERAGES — 0.47%
Boston Beer Co. Inc. (The) Class Aa,b	71,856	9,495,770
Castle Brands Inc.[a,b]	702,046	1,207,519
Coca-Cola Bottling Co. Consolidated[b]	38,060	8,710,792
Craft Brew Alliance Inc.[a,b]	102,597	1,728,760
MGP Ingredients Inc.[b]	92,098	4,712,655
National Beverage Corp.[b]	94,982	8,886,516
Primo Water Corp.[a,b]	204,706	2,599,766

		37,341,778
BIOTECHNOLOGY — 8.69%
Acceleron Pharma Inc.[a,b]	214,331	6,513,519
Achaogen Inc.[a,b]	234,540	5,096,554
Acorda Therapeutics Inc.[a,b]	49,168	968,610
Adamas Pharmaceuticals Inc.[a,b]	62,451	1,092,268
Aduro Biotech Inc.[a,b]	329,258	3,753,541
Advaxis Inc.[a,b]	270,131	1,753,150
Agenus Inc.[a,b]	509,998	1,994,092
Aimmune Therapeutics Inc.[a,b]	284,563	5,850,615
Akebia Therapeutics Inc.[a,b]	298,330	4,287,002
Alder Biopharmaceuticals Inc.[a,b]	63,736	729,777
Amicus Therapeutics Inc.[a,b]	1,160,680	11,688,048
AnaptysBio Inc.[a]	43,218	1,034,207
Anavex Life Sciences Corp.[a,b]	296,043	1,574,949
Arena Pharmaceuticals Inc.[a,b]	257,390	4,342,169
Array BioPharma Inc.[a,b]	1,226,776	10,268,115
Asterias Biotherapeutics Inc.[a,b]	206,409	732,752

Security	Shares	Value
Athersys Inc.[a,b]	766,337	$1,157,169
Audentes Therapeutics Inc.[a,b]	113,287	2,167,180
Avexis Inc.[a,b]	198,505	16,309,171
Axovant Sciences Ltd.[a,b]	241,851	5,608,525
Bellicum Pharmaceuticals Inc.[a,b]	152,271	1,778,525
BioCryst Pharmaceuticals Inc.[a,b]	546,226	3,037,017
Biohaven Pharmaceutical Holding Co. Ltd.[a]	71,998	1,799,950
BioSpecifics Technologies Corp.[a,b]	46,004	2,277,658
Bluebird Bio Inc.[a,b]	142,873	15,008,809
Blueprint Medicines Corp.[a,b]	314,133	15,917,119
Calithera Biosciences Inc.[a]	247,695	3,678,271
Cara Therapeutics Inc.[a,b]	186,474	2,869,835
Catalyst Pharmaceuticals Inc.[a,b]	578,553	1,596,806
ChemoCentryx Inc.[a,b]	199,669	1,868,902
Clovis Oncology Inc.[a,b]	350,013	32,771,717
Coherus Biosciences Inc.[a]	310,187	4,451,183
Conatus Pharmaceuticals Inc.[a,b]	206,895	1,191,715
Concert Pharmaceuticals Inc.[a]	62,020	865,179
Corbus Pharmaceuticals Holdings Inc.[a,b]	358,168	2,256,458
Curis Inc.[a,b]	959,214	1,812,914
Cytokinetics Inc.[a,b]	335,958	4,065,092
CytomX Therapeutics Inc.[a,b]	234,931	3,641,431
Dyax Corp.[c]	1,121,579	2,568,416
Dynavax Technologies Corp.[a,b]	31,360	302,624
Eagle Pharmaceuticals Inc./DEa,b	66,653	5,258,255
Edge Therapeutics Inc.[a,b]	160,630	1,648,064
Editas Medicine Inc.[a]	195,741	3,284,534
Emergent BioSolutions Inc.[a,b]	130,324	4,419,287
Epizyme Inc.[a,b]	245,585	3,708,334
Esperion Therapeutics Inc.[a,b]	120,655	5,583,913
Exact Sciences Corp.[a,b]	888,129	31,413,123
Fate Therapeutics Inc.[a]	76,147	246,716
FibroGen Inc.[a,b]	480,703	15,526,707
Flexion Therapeutics Inc.[a,b]	224,184	4,533,000
Fortress Biotech Inc.[a,b]	281,906	1,339,054
Foundation Medicine Inc.[a,b]	115,859	4,605,395
Genocea Biosciences Inc.[a]	194,532	1,015,457
Genomic Health Inc.[a,b]	159,731	5,199,244
Geron Corp.[a,b]	1,202,311	3,330,401
Global Blood Therapeutics Inc.[a]	298,561	8,165,643
Halozyme Therapeutics Inc.[a,b]	882,955	11,319,483
Heron Therapeutics Inc.[a,b]	315,212	4,365,686

390

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2017

Security	Shares	Value
Idera Pharmaceuticals Inc.[a,b]	818,967	$1,408,623
Ignyta Inc.[a,b]	404,124	4,182,683
Immune Design Corp.[a,b]	16,129	157,258
ImmunoGen Inc.[a,b]	680,669	4,839,557
Immunomedics Inc.[a,b]	318,254	2,810,183
Inovio Pharmaceuticals Inc.[a,b]	550,453	4,315,552
Insmed Inc.[a,b]	429,862	7,376,432
Insys Therapeutics Inc.[a,b]	196,814	2,489,697
Invitae Corp.[a,b]	314,812	3,009,603
Iovance Biotherapeutics Inc.[a,b]	29,481	216,685
Ironwood Pharmaceuticals Inc.[a,b]	1,089,093	20,562,076
Jounce Therapeutics Inc.[a,b]	53,676	753,074
Karyopharm Therapeutics Inc.[a,b]	59,306	536,719
Keryx Biopharmaceuticals Inc.[a,b]	661,579	4,783,216
Kindred Biosciences Inc.[a,b]	17,707	152,280
Kite Pharma Inc.[a,b]	395,414	40,992,569
Kura Oncology Inc.[a]	115,329	1,072,560
La Jolla Pharmaceutical Co.[a,b]	141,602	4,215,492
Lexicon Pharmaceuticals Inc.[a,b]	348,929	5,739,882
Ligand Pharmaceuticals Inc.[a,b]	165,768	20,124,235
Loxo Oncology Inc.[a,b]	161,928	12,985,006
MacroGenics Inc.[a,b]	76,941	1,347,237
Madrigal Pharmaceuticals Inc.[a]	32,694	531,604
Matinas BioPharma Holdings Inc.[a,b]	426,921	721,496
MediciNova Inc.[a,b]	224,961	1,183,295
Merrimack Pharmaceuticals Inc.[b]	677,283	839,831
MiMedx Group Inc.[a,b]	837,065	12,530,863
Minerva Neurosciences Inc.[a]	172,362	1,525,404
Miragen Therapeutics Inc.[a,b]	79,964	1,033,935
Momenta Pharmaceuticals Inc.[a,b]	145,497	2,458,899
Natera Inc.[a,b]	253,936	2,757,745
NewLink Genetics Corp.[a,b]	177,004	1,300,979
Novavax Inc.[a,b]	876,540	1,008,021
Nymox Pharmaceutical Corp.[a]	88,481	389,316
Oncocyte Corp.[a]	29,114	151,393
Organovo Holdings Inc.[a,b]	784,417	2,063,017
Ovid therapeutics Inc.[a,b]	40,847	428,485
Pieris Pharmaceuticals Inc.[a,b]	277,754	1,405,435
Portola Pharmaceuticals Inc.[a]	371,634	20,874,682
Progenics Pharmaceuticals Inc.[a,b]	573,195	3,891,994
Protagonist Therapeutics Inc.[a,b]	32,235	364,578
Prothena Corp. PLC[a,b]	240,675	13,025,331
PTC Therapeutics Inc.[a]	217,590	3,988,425

Security	Shares	Value
Puma Biotechnology Inc.[a,b]	232,832	$20,349,517
Ra Pharmaceuticals Inc.[a]	95,063	1,781,481
Radius Health Inc.[a,b]	300,913	13,610,295
Recro Pharma Inc.[a]	11,761	82,680
REGENXBIO Inc.[a]	62,313	1,230,682
Repligen Corp.[a,b]	277,127	11,484,143
Rigel Pharmaceuticals Inc.[a,b]	999,749	2,729,315
Sage Therapeutics Inc.[a,b]	279,511	22,260,256
Sangamo Therapeutics Inc.[a,b]	578,501	5,090,809
Sarepta Therapeutics Inc.[a,b]	321,048	10,822,528
Selecta Biosciences Inc.[a,b]	94,762	1,881,973
Seres Therapeutics Inc.[a,b]	165,394	1,868,952
Spark Therapeutics Inc.[a,b]	187,995	11,230,821
Stemline Therapeutics Inc.[a,b]	36,670	337,364
Strongbridge Biopharma PLC[a,b]	177,292	1,267,638
Syndax Pharmaceuticals Inc.[a,b]	65,713	918,011
Synergy Pharmaceuticals Inc.[a,b]	1,833,979	8,161,207
Syros Pharmaceuticals Inc.[a,b]	101,153	1,627,552
TG Therapeutics Inc.[a,b]	392,437	3,943,992
Tocagen Inc.[a]	60,474	727,502
Trevena Inc.[a,b]	25,249	58,073
Ultragenyx Pharmaceutical Inc.[a,b]	320,806	19,925,261
Vanda Pharmaceuticals Inc.[a]	356,143	5,805,131
VBI Vaccines Inc.[a,b]	175,413	763,047
Veracyte Inc.[a]	191,534	1,595,478
Versartis Inc.[a,b]	263,667	4,600,989
vTv Therapeutics Inc. Class Aa,b	59,935	297,877
XBiotech Inc.[a,b]	141,590	665,473
Xencor Inc.[a,b]	307,966	6,501,162
ZIOPHARM Oncology Inc.[a,b]	1,062,509	6,608,806

		690,416,692
BUILDING PRODUCTS — 1.95%
AAON Inc.[b]	334,821	12,338,154
Advanced Drainage Systems Inc.	285,633	5,741,223
American Woodmark Corp.[a]	114,833	10,972,293
Apogee Enterprises Inc.	228,983	13,015,394
Builders FirstSource Inc.[a,b]	782,680	11,990,658
Caesarstone Ltd.[a]	116,847	4,095,487
Continental Building Products Inc.[a]	319,625	7,447,263
CSW Industrials Inc.[a]	50,605	1,955,883
Griffon Corp.	202,033	4,434,624
Insteel Industries Inc.[b]	131,573	4,337,962
JELD-WEN Holding Inc.[a]	182,601	5,927,228

391

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2017

Security	Shares	Value
Masonite International Corp.[a,b]	240,756	$18,177,078
NCI Building Systems Inc.[a,b]	323,416	5,401,047
Patrick Industries Inc.[a,b]	130,902	9,536,211
PGT Innovations Inc.[a]	392,738	5,027,046
Ply Gem Holdings Inc.[a,b]	179,464	3,221,379
Quanex Building Products Corp.	24,826	525,070
Simpson Manufacturing Co. Inc.	49,681	2,171,557
Trex Co. Inc.[a,b]	238,991	16,170,131
Universal Forest Products Inc.	143,142	12,497,728

		154,983,416
CAPITAL MARKETS — 1.42%
Artisan Partners Asset Management Inc. Class A	360,309	11,061,486
Cohen & Steers Inc.	174,074	7,056,960
Cowen Group Inc. Class Aa,b	11,105	180,456
Diamond Hill Investment Group Inc.	25,681	5,120,791
Donnelley Financial Solutions Inc.[a]	194,622	4,468,521
Evercore Partners Inc. Class A	330,812	23,322,246
Fifth Street Asset Management Inc.	45,173	219,089
Financial Engines Inc.	473,587	17,333,284
GAMCO Investors Inc. Class Ab	7,217	213,623
Hamilton Lane Inc. Class Ab	76,107	1,673,593
Houlihan Lokey Inc.	175,942	6,140,376
Investment Technology Group Inc.	33,471	710,924
Ladenburg Thalmann Financial Services Inc.[a,b]	102,682	250,544
Medley Management Inc.	19,988	129,922
Moelis & Co. Class A	203,021	7,887,366
OM Asset Management PLC	447,032	6,642,896
Piper Jaffray Companies	6,045	362,398
Pzena Investment Management Inc. Class A	105,803	1,074,958
Silvercrest Asset Management Group Inc.	57,728	776,442
Value Line Inc.	8,394	153,610
Virtu Financial Inc. Class A	197,710	3,489,582
Virtus Investment Partners Inc.	7,599	843,109
Westwood Holdings Group Inc.	66,180	3,751,744
WisdomTree Investments Inc.	930,027	9,458,375

		112,322,295
CHEMICALS — 2.76%
A Schulman Inc.	231,123	7,395,936
AdvanSix Inc.[a]	209,640	6,549,154

Security	Shares	Value
Balchem Corp.	256,275	$19,915,130
Calgon Carbon Corp.	32,702	493,800
Chase Corp.	57,813	6,168,647
Codexis Inc.[a,b]	305,164	1,663,144
Ferro Corp.[a,b]	677,411	12,389,847
Flotek Industries Inc.[a,b]	49,214	439,973
Hawkins Inc.	16,127	747,486
HB Fuller Co.	306,078	15,643,647
Ingevity Corp.[a]	344,130	19,753,062
KMG Chemicals Inc.[b]	74,626	3,632,047
Koppers Holdings Inc.[a]	166,890	6,033,074
Kraton Corp.[a,b]	51,887	1,786,988
Kronos Worldwide Inc.	183,476	3,342,933
Minerals Technologies Inc.	160,972	11,783,150
OMNOVA Solutions Inc.[a]	231,810	2,260,148
PolyOne Corp.	658,625	25,515,133
Quaker Chemical Corp.	105,107	15,264,690
Rayonier Advanced Materials Inc.	217,235	3,414,934
Sensient Technologies Corp.	358,274	28,851,805
Stepan Co.	102,695	8,948,842
Trinseo SA	251,019	17,245,005
Valhi Inc.	12,943	38,570

		219,277,145
COMMERCIAL SERVICES & SUPPLIES — 3.42%
ABM Industries Inc.	229,806	9,541,545
Advanced Disposal Services Inc.[a]	201,854	4,588,141
Aqua Metals Inc.[a,b]	134,514	1,688,151
Brady Corp. Class A	293,525	9,950,497
Brink’s Co. (The)	371,015	24,858,005
Casella Waste Systems Inc. Class Aa	62,329	1,022,819
Covanta Holding Corp.	948,172	12,515,870
Deluxe Corp.	392,193	27,147,599
Healthcare Services Group Inc.	576,454	26,995,341
Heritage-Crystal Clean Inc.[a]	64,782	1,030,034
Herman Miller Inc.	411,299	12,503,490
HNI Corp.	357,107	14,237,856
Hudson Technologies Inc.[a,b]	296,633	2,506,549
InnerWorkings Inc.[a,b]	343,666	3,986,526
Interface Inc.	451,621	8,874,353
Kimball International Inc. Class B	253,920	4,237,925
Knoll Inc.	367,313	7,364,626
Matthews International Corp. Class A	253,086	15,501,517

392

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2017

Security	Shares	Value
McGrath RentCorp	12,501	$432,910
MSA Safety Inc.	269,610	21,884,244
Multi-Color Corp.[b]	110,549	9,020,798
Quad/Graphics Inc.	141,885	3,252,004
RR Donnelley & Sons Co.	151,450	1,899,183
SP Plus Corp.[a,b]	42,786	1,307,112
Steelcase Inc. Class A	561,853	7,865,942
Team Inc.[a,b]	108,406	2,542,121
Tetra Tech Inc.	431,179	19,726,439
U.S. Ecology Inc.	176,735	8,925,117
Viad Corp.	98,127	4,636,501
West Corp.	50,040	1,166,933

		271,210,148
COMMUNICATIONS EQUIPMENT — 2.11%
Acacia Communications Inc.[a,b]	136,345	5,654,227
Aerohive Networks Inc.[a,b]	254,042	1,270,210
Applied Optoelectronics Inc.[a,b]	148,504	9,176,062
CalAmp Corp.[a]	279,767	5,687,663
Ciena Corp.[a,b]	1,141,419	28,558,304
Clearfield Inc.[a,b]	97,655	1,289,046
EMCORE Corp.	45,451	484,053
Extreme Networks Inc.[a,b]	883,037	8,141,601
Finisar Corp.[a,b]	417,817	10,854,886
InterDigital Inc./PA	280,142	21,654,977
Lumentum Holdings Inc.[a,b]	493,101	28,131,412
Oclaro Inc.[a,b]	1,165,607	10,886,770
Plantronics Inc.	269,414	14,093,046
Quantenna Communications Inc.[a,b]	170,844	3,246,036
Ubiquiti Networks Inc.[a,b]	187,063	9,721,664
ViaSat Inc.[a,b]	23,256	1,539,547
Viavi Solutions Inc.[a]	690,721	7,273,292

		167,662,796
CONSTRUCTION & ENGINEERING — 1.50%
Argan Inc.	117,567	7,054,020
Comfort Systems USA Inc.	298,061	11,058,063
Dycom Industries Inc.[a,b]	246,728	22,087,091
EMCOR Group Inc.	359,624	23,512,217
Granite Construction Inc.	249,451	12,033,516
Great Lakes Dredge & Dock Corp.[a,b]	41,338	177,753
HC2 Holdings Inc.[a,b]	329,644	1,938,307
KBR Inc.	129,254	1,967,246

Security	Shares	Value
MasTec Inc.[a]	538,662	$24,320,589
MYR Group Inc.[a]	57,902	1,796,120
NV5 Global Inc.[a,b]	48,299	2,052,708
Orion Group Holdings Inc.[a]	105,810	790,401
Primoris Services Corp.	318,995	7,955,735
Sterling Construction Co. Inc.[a,b]	49,942	652,742
Tutor Perini Corp.[a,b]	47,411	1,363,066

		118,759,574
CONSTRUCTION MATERIALS — 0.45%
Forterra Inc.[a,b]	150,964	1,242,434
Summit Materials Inc. Class Aa,b	866,000	25,001,420
U.S. Concrete Inc.[a,b]	123,205	9,677,753
U.S. Lime & Minerals Inc.	1,914	150,191

		36,071,798
CONSUMER FINANCE — 0.52%
Elevate Credit Inc.[a]	9,490	75,161
Enova International Inc.[a]	84,499	1,254,810
FirstCash Inc.	70,640	4,118,312
Green Dot Corp. Class Aa	369,746	14,246,313
LendingClub Corp.[a,b]	2,364,224	13,026,874
PRA Group Inc.[a]	220,705	8,364,720
Regional Management Corp.[a,b]	6,944	164,087

		41,250,277
CONTAINERS & PACKAGING — 0.20%
Greif Inc. Class A NVS	178,272	9,944,012
Greif Inc. Class B	39,263	2,371,485
Myers Industries Inc.	187,204	3,360,312

		15,675,809
DISTRIBUTORS — 0.15%
Core-Mark Holding Co. Inc.	368,945	12,197,322

		12,197,322
DIVERSIFIED CONSUMER SERVICES — 1.13%
Bridgepoint Education Inc.[a,b]	128,827	1,901,487
Cambium Learning Group Inc.[a]	26,491	134,309
Capella Education Co.	87,262	7,469,627
Carriage Services Inc.[b]	49,380	1,331,285
Chegg Inc.[a,b]	676,585	8,315,230
Collectors Universe Inc.	62,572	1,554,914
Grand Canyon Education Inc.[a]	379,529	29,758,869
Houghton Mifflin Harcourt Co.[a,b]	580,590	7,141,257
Liberty Tax Inc.	5,098	66,019
Sotheby’sa	308,194	16,540,772

393

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2017

Security	Shares	Value
Strayer Education Inc.	85,878	$8,005,547
Weight Watchers International Inc.[a,b]	212,606	7,105,292

		89,324,608
DIVERSIFIED FINANCIAL SERVICES — 0.01%
Marlin Business Services Corp.	23,443	589,591
NewStar Financial Inc.	41,420	434,910

		1,024,501
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.82%
Cogent Communications Holdings Inc.	336,564	13,496,216
Consolidated Communications Holdings Inc.	289,609	6,217,905
General Communication Inc. Class Aa,b	201,305	7,375,815
Globalstar Inc.[a,b]	2,345,857	4,996,676
IDT Corp. Class B	85,840	1,233,521
Lumos Networks Corp.[a,b]	131,174	2,344,079
Ooma Inc.[a]	137,073	1,096,584
ORBCOMM Inc.[a,b]	490,990	5,548,187
Straight Path Communications Inc. Class Ba,b	69,488	12,483,519
Vonage Holdings Corp.[a,b]	1,616,190	10,569,883

		65,362,385
ELECTRIC UTILITIES — 0.13%
MGE Energy Inc.	137,407	8,842,141
Spark Energy Inc. Class Ab	82,259	1,546,469

		10,388,610
ELECTRICAL EQUIPMENT — 0.99%
Allied Motion Technologies Inc.[b]	55,133	1,500,720
Atkore International Group Inc.[a]	265,392	5,984,590
AZZ Inc.	210,023	11,719,283
Energous Corp.[a,b]	152,246	2,475,520
EnerSys	353,128	25,584,124
Generac Holdings Inc.[a,b]	497,848	17,987,248
General Cable Corp.	374,139	6,117,173
Plug Power Inc.[a,b]	1,807,284	3,686,859
Revolution Lighting Technologies Inc.[a]	12,506	82,414
TPI Composites Inc.[a]	86,427	1,597,171
Vicor Corp.[a,b]	123,051	2,202,613

		78,937,715

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.12%
Akoustis Technologies Inc.[a,b]	70,200	$613,548
Badger Meter Inc.	227,022	9,046,827
Bel Fuse Inc. Class B	18,745	463,002
Control4 Corp.[a,b]	177,683	3,484,364
Daktronics Inc.	168,270	1,620,440
ePlus Inc.[a,b]	106,234	7,871,939
Fabrinet[a,b]	293,550	12,522,843
FARO Technologies Inc.[a,b]	33,422	1,263,352
II-VI Inc.[a]	142,800	4,898,040
Insight Enterprises Inc.[a]	112,076	4,481,919
Iteris Inc.[a,b]	190,659	1,185,899
Itron Inc.[a]	276,464	18,730,436
Kemet Corp.[a]	369,608	4,730,982
Littelfuse Inc.	182,121	30,049,965
Mesa Laboratories Inc.[b]	25,953	3,719,324
Methode Electronics Inc.	289,587	11,930,984
Microvision Inc.[a,b]	551,679	1,169,559
NAPCO Security Technologies Inc.[a,b]	96,288	905,107
Novanta Inc.[a]	259,061	9,326,196
OSI Systems Inc.[a]	140,766	10,578,565
PCM Inc.[a,b]	31,990	599,813
RadiSys Corp.[a,b]	46,501	174,844
Rogers Corp.[a]	145,904	15,848,093
SYNNEX Corp.	48,103	5,770,436
Systemax Inc.	70,884	1,332,619
Tech Data Corp.[a]	22,137	2,235,837
TTM Technologies Inc.[a,b]	159,190	2,763,538
VeriFone Systems Inc.[a,b]	72,986	1,321,047

		168,639,518
ENERGY EQUIPMENT & SERVICES — 0.39%
Fairmount Santrol Holdings Inc.[a,b]	1,114,282	4,345,700
Keane Group Inc.[a,b]	236,123	3,777,968
NCS Multistage Holdings Inc.[a]	83,917	2,113,030
ProPetro Holding Corp.[a]	136,459	1,904,968
RigNet Inc.[a]	106,701	1,712,551
Select Energy Services Inc. Class Aa	31,450	382,118
Smart Sand Inc.[a]	159,674	1,422,695
Solaris Oilfield Infrastructure Inc. Class Aa	77,636	895,143

394

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2017

Security	Shares	Value
U.S. Silica Holdings Inc.	404,401	$14,352,191

		30,906,364
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.12%
Alexander’s Inc.[b]	16,349	6,890,450
American Assets Trust Inc.	119,235	4,696,667
Armada Hoffler Properties Inc.[b]	325,853	4,219,796
Care Capital Properties Inc.	79,252	2,116,028
CareTrust REIT Inc.	541,123	10,032,421
City Office REIT Inc.[b]	43,994	558,724
Clipper Realty Inc.[b]	16,081	198,440
Community Healthcare Trust Inc.	19,636	502,485
EastGroup Properties Inc.[b]	268,605	22,509,099
First Industrial Realty Trust Inc.	210,979	6,038,219
Four Corners Property Trust Inc.[b]	339,692	8,529,666
GEO Group Inc. (The)[b]	217,861	6,442,135
Global Medical REIT Inc.[b]	9,804	87,648
Gramercy Property Trust[b]	179,937	5,345,928
LTC Properties Inc.[b]	129,254	6,642,363
MedEquities Realty Trust Inc.	61,889	781,039
Monmouth Real Estate Investment Corp.[b]	99,225	1,493,336
National Health Investors Inc.[b]	145,595	11,531,124
National Storage Affiliates Trust[b]	36,640	846,750
NexPoint Residential Trust Inc.[b]	7,656	190,558
Physicians Realty Trust[b]	678,774	13,670,508
Potlatch Corp.	327,289	14,957,107
PS Business Parks Inc.[b]	159,935	21,173,795
QTS Realty Trust Inc. Class Ab	380,001	19,885,452
Retail Opportunity Investments Corp.[b]	91,109	1,748,382
Rexford Industrial Realty Inc.	217,959	5,980,795
Ryman Hospitality Properties Inc.[b]	357,729	22,898,233
Sabra Health Care REIT Inc.	85,657	2,064,334
Saul Centers Inc.	81,370	4,717,833
Terreno Realty Corp.	105,001	3,534,334
UMH Properties Inc.[b]	189,203	3,225,911
Universal Health Realty Income Trust[b]	100,597	8,001,485
Urban Edge Properties	790,320	18,754,294
Washington REIT	226,156	7,214,376

		247,479,715

Security	Shares	Value
FOOD & STAPLES RETAILING — 0.42%
Chefs’ Warehouse Inc. (The)[a,b]	146,535	$1,904,955
Performance Food Group Co.[a,b]	575,123	15,758,370
PriceSmart Inc.	178,745	15,658,062

		33,321,387
FOOD PRODUCTS — 1.00%
Amplify Snack Brands Inc.[a,b]	267,763	2,581,235
B&G Foods Inc.	531,702	18,928,591
Calavo Growers Inc.	129,669	8,953,645
Dean Foods Co.	38,242	650,114
Freshpet Inc.[a,b]	195,804	3,250,346
Hostess Brands Inc.[a]	36,249	583,609
J&J Snack Foods Corp.	121,875	16,096,031
John B Sanfilippo & Son Inc.	69,366	4,377,688
Lancaster Colony Corp.	152,148	18,656,388
Landec Corp.[a,b]	55,387	822,497
Lifeway Foods Inc.[a,b]	38,795	362,345
Limoneira Co.	30,912	730,451
Tootsie Roll Industries Inc.[b]	94,754	3,302,177

		79,295,117
GAS UTILITIES — 0.08%
Chesapeake Utilities Corp.	14,741	1,104,838
New Jersey Resources Corp.	53,562	2,126,412
RGC Resources Inc.[b]	19,552	553,908
Southwest Gas Holdings Inc.	38,421	2,807,038

		6,592,196
HEALTH CARE EQUIPMENT & SUPPLIES — 6.19%
Abaxis Inc.	177,414	9,406,490
Accuray Inc.[a,b]	666,861	3,167,590
Anika Therapeutics Inc.[a,b]	96,371	4,754,945
Antares Pharma Inc.[a,b]	1,161,994	3,741,621
AtriCure Inc.[a,b]	256,706	6,225,121
Atrion Corp.	11,345	7,298,239
AxoGen Inc.[a,b]	224,990	3,768,583
Cantel Medical Corp.	294,066	22,910,682
Cardiovascular Systems Inc.[a,b]	258,260	8,323,720
Cerus Corp.[a,b]	747,060	1,875,121
ConforMIS Inc.[a,b]	109,862	471,308
Corindus Vascular Robotics Inc.[a,b]	678,111	1,261,286
CryoLife Inc.[a]	178,223	3,555,549
Cutera Inc.[a,b]	106,937	2,769,668
Endologix Inc.[a,b]	678,784	3,298,890
Entellus Medical Inc.[a,b]	98,005	1,622,963

395

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2017

Security	Shares	Value
Fonar Corp.[a,b]	43,405	$1,204,489
GenMark Diagnostics Inc.[a,b]	355,130	4,201,188
Glaukos Corp.[a,b]	231,636	9,605,945
Globus Medical Inc. Class Aa,b	570,587	18,914,959
Haemonetics Corp.[a]	344,171	13,591,313
ICU Medical Inc.[a,b]	86,150	14,860,875
Inogen Inc.[a]	137,692	13,138,571
Insulet Corp.[a,b]	470,228	24,127,399
Integra LifeSciences Holdings Corp.[a,b]	498,378	27,166,585
iRhythm Technologies Inc.[a]	111,554	4,739,929
K2M Group Holdings Inc.[a,b]	328,058	7,991,493
Lantheus Holdings Inc.[a]	193,250	3,410,863
LeMaitre Vascular Inc.	119,987	3,745,994
Masimo Corp.[a,b]	362,777	33,078,007
Meridian Bioscience Inc.[b]	294,400	4,636,800
Merit Medical Systems Inc.[a]	393,600	15,015,840
Natus Medical Inc.[a,b]	262,263	9,782,410
Neogen Corp.[a,b]	300,160	20,744,058
Nevro Corp.[a,b]	224,094	16,679,316
Novocure Ltd.[a,b]	467,067	8,080,259
NuVasive Inc.[a,b]	410,620	31,584,890
NxStage Medical Inc.[a,b]	525,197	13,166,689
Obalon Therapeutics Inc.[a,b]	38,954	386,034
OraSure Technologies Inc.[a,b]	432,518	7,465,261
Orthofix International NVa,b	27,430	1,274,946
Oxford Immunotec Global PLC[a,b]	180,559	3,037,002
Penumbra Inc.[a,b]	237,071	20,802,980
Pulse Biosciences Inc.[a,b]	73,711	2,545,241
Quidel Corp.[a,b]	224,439	6,091,274
Quotient Ltd.[a]	136,442	1,004,213
Rockwell Medical Inc.[a,b]	360,935	2,862,215
RTI Surgical Inc.[a,b]	336,759	1,970,040
Spectranetics Corp. (The)[a,b]	350,716	13,467,494
STAAR Surgical Co.[a,b]	333,479	3,601,573
Surmodics Inc.[a]	106,434	2,996,117
Tactile Systems Technology Inc.[a,b]	73,918	2,112,576
Utah Medical Products Inc.	23,346	1,690,250
Varex Imaging Corp.[a]	304,753	10,300,651
ViewRay Inc.[a,b]	236,631	1,531,003
Viveve Medical Inc.[a]	121,163	869,950
Wright Medical Group NVa,b	845,729	23,249,090

		491,177,558

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 3.23%
Addus HomeCare Corp.[a]	60,499	$2,250,563
Almost Family Inc.[a,b]	26,336	1,623,614
Amedisys Inc.[a,b]	230,460	14,475,193
American Renal Associates Holdings Inc.[a,b]	69,522	1,289,633
AMN Healthcare Services Inc.[a,b]	381,555	14,899,723
BioScrip Inc.[a,b]	105,041	285,186
BioTelemetry Inc.[a]	227,226	7,600,710
Capital Senior Living Corp.[a,b]	198,592	3,020,584
Chemed Corp.	127,257	26,027,874
Civitas Solutions Inc.[a,b]	130,266	2,279,655
CorVel Corp.[a]	76,571	3,633,294
Cross Country Healthcare Inc.[a]	133,175	1,719,289
Ensign Group Inc. (The)	228,638	4,977,449
Genesis Healthcare Inc.[a,b]	301,298	524,259
HealthEquity Inc.[a,b]	403,086	20,085,775
HealthSouth Corp.	722,744	34,980,810
Landauer Inc.	73,565	3,847,450
LHC Group Inc.[a,b]	119,430	8,108,103
Magellan Health Inc.[a]	140,380	10,233,702
Molina Healthcare Inc.[a,b]	356,085	24,633,960
National Research Corp. Class A	69,586	1,871,864
Providence Service Corp. (The)[a]	76,302	3,861,644
R1 RCM Inc.[a]	739,740	2,774,025
RadNet Inc.[a]	301,811	2,339,035
Select Medical Holdings Corp.[a]	868,673	13,334,131
Surgery Partners Inc.[a,b]	152,580	3,471,195
Teladoc Inc.[a,b]	435,199	15,101,405
Tenet Healthcare Corp.[a,b]	657,604	12,718,061
Tivity Health Inc.[a]	196,794	7,842,241
Triple-S Management Corp. Class Ba	41,045	694,071
U.S. Physical Therapy Inc.	97,883	5,912,133

		256,416,631
HEALTH CARE TECHNOLOGY — 1.23%
Castlight Health Inc.[a,b]	517,476	2,147,525
Computer Programs & Systems Inc.[b]	47,131	1,545,897
Cotiviti Holdings Inc.[a,b]	215,197	7,992,417
Evolent Health Inc.[a,b]	75,509	1,914,153
HealthStream Inc.[a,b]	208,538	5,488,720
HMS Holdings Corp.[a]	589,528	10,906,268

396

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2017

Security	Shares	Value
Inovalon Holdings Inc. Class Aa,b	507,096	$6,668,312
Medidata Solutions Inc.[a,b]	456,043	35,662,563
Omnicell Inc.[a,b]	297,089	12,804,536
Quality Systems Inc.[a]	271,334	4,669,658
Simulations Plus Inc.	88,437	1,092,197
Tabula Rasa HealthCare Inc.[a,b]	75,371	1,134,334
Vocera Communications Inc.[a,b]	226,196	5,976,098

		98,002,678
HOTELS, RESTAURANTS & LEISURE — 4.82%
BJ’s Restaurants Inc.[a]	170,230	6,341,067
Bloomin’ Brands Inc.	804,855	17,087,072
Bob Evans Farms Inc./DE	160,320	11,515,786
Bojangles’ Inc.[a,b]	140,234	2,278,803
Boyd Gaming Corp.	609,009	15,109,513
Brinker International Inc.	302,556	11,527,384
Buffalo Wild Wings Inc.[a]	129,980	16,468,466
Caesars Entertainment Corp.[a,b]	64,521	774,252
Cheesecake Factory Inc. (The)	363,168	18,267,350
Churchill Downs Inc.	109,545	20,079,598
Chuy’s Holdings Inc.[a,b]	135,672	3,174,725
ClubCorp Holdings Inc.	521,463	6,831,165
Cracker Barrel Old Country Store Inc.[b]	155,554	26,016,406
Dave & Buster’s Entertainment Inc.[a,b]	340,388	22,639,206
Denny’s Corp.[a,b]	420,550	4,949,873
DineEquity Inc.	83,818	3,692,183
Drive Shack Inc.	241,346	760,240
Eldorado Resorts Inc.[a]	373,024	7,460,480
Empire Resorts Inc.[a,b]	15,543	371,478
Fiesta Restaurant Group Inc.[a]	11,472	236,897
Golden Entertainment Inc.[a]	21,387	442,925
Habit Restaurants Inc. (The)[a,b]	163,327	2,580,567
ILG Inc.	78,304	2,152,577
Inspired Entertainment Inc.[a,b]	32,055	416,715
Intrawest Resorts Holdings Inc.[a]	84,368	2,002,896
Jack in the Box Inc.	204,369	20,130,346
La Quinta Holdings Inc.[a,b]	138,591	2,046,989
Lindblad Expeditions Holdings Inc.[a,b]	162,216	1,703,268
Marcus Corp. (The)	125,495	3,789,949
Marriott Vacations Worldwide Corp.	157,368	18,530,082
Nathan’s Famous Inc.[a,b]	21,833	1,375,479
Noodles & Co.[a,b]	101,786	396,965
Papa John’s International Inc.	220,477	15,821,430

Security	Shares	Value
Penn National Gaming Inc.[a,b]	86,094	$1,842,412
Pinnacle Entertainment Inc.[a,b]	299,139	5,910,987
Planet Fitness Inc. Class Ab	681,715	15,911,228
Potbelly Corp.[a,b]	48,489	557,624
RCI Hospitality Holdings Inc.	6,822	162,636
Red Robin Gourmet Burgers Inc.[a,b]	98,521	6,428,495
Red Rock Resorts Inc. Class A	549,678	12,944,917
Ruth’s Hospitality Group Inc.	242,013	5,263,783
Scientific Games Corp. Class Aa,b	431,430	11,260,323
SeaWorld Entertainment Inc.	555,202	9,033,137
Shake Shack Inc. Class Aa,b	177,520	6,191,898
Sonic Corp.	190,151	5,037,100
Texas Roadhouse Inc.	541,498	27,589,323
Wingstop Inc.[b]	234,996	7,261,376
Zoe’s Kitchen Inc.[a,b]	39,231	467,241

		382,834,612
HOUSEHOLD DURABLES — 1.38%
Cavco Industries Inc.[a]	69,114	8,960,630
Century Communities Inc.[a]	11,046	273,941
GoPro Inc. Class Aa,b	864,718	7,030,157
Helen of Troy Ltd.[a]	100,123	9,421,574
Hooker Furniture Corp.	91,731	3,774,731
Hovnanian Enterprises Inc. Class Aa	226,848	635,174
Installed Building Products Inc.[a,b]	174,514	9,240,516
iRobot Corp.[a,b]	214,029	18,008,400
KB Home[b]	151,771	3,637,951
La-Z-Boy Inc.	173,058	5,624,385
LGI Homes Inc.[a,b]	92,163	3,703,109
M/I Homes Inc.[a,b]	39,170	1,118,303
MDC Holdings Inc.	136,079	4,807,671
Meritage Homes Corp.[a]	21,679	914,854
PICO Holdings Inc.[a]	18,997	332,448
Taylor Morrison Home Corp. Class Aa	494,652	11,876,595
TopBuild Corp.[a]	178,574	9,476,922
TRI Pointe Group Inc.[a,b]	71,028	936,859
UCP Inc. Class Aa	6,790	74,351
Universal Electronics Inc.[a,b]	114,268	7,638,816
William Lyon Homes Class Aa	36,058	870,440
ZAGG Inc.[a,b]	155,024	1,340,958

		109,698,785
HOUSEHOLD PRODUCTS — 0.38%
Central Garden & Pet Co.[a,b]	9,982	317,328

397

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2017

Security	Shares	Value
Central Garden & Pet Co. Class Aa	35,015	$1,051,150
HRG Group Inc.[a]	909,193	16,101,808
WD-40 Co.	111,774	12,334,261

		29,804,547
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.17%
Atlantic Power Corp.[a]	677,435	1,625,844
Ormat Technologies Inc.[b]	153,283	8,994,646
Pattern Energy Group Inc.	118,409	2,822,871

		13,443,361
INDUSTRIAL CONGLOMERATES — 0.12%
Raven Industries Inc.	292,423	9,737,686

		9,737,686
INSURANCE — 1.04%
Atlas Financial Holdings Inc.[a,b]	46,668	695,353
Crawford & Co. Class B	78,812	732,952
eHealth Inc.[a]	112,149	2,108,401
HCI Group Inc.	37,669	1,769,690
Health Insurance Innovations Inc.[a]	90,520	2,127,220
Heritage Insurance Holdings Inc.	25,649	333,950
Infinity Property & Casualty Corp.	12,118	1,139,092
Investors Title Co.	9,291	1,797,251
Kinsale Capital Group Inc.[b]	116,994	4,365,046
Maiden Holdings Ltd.	71,792	796,891
National General Holdings Corp.	242,668	5,120,295
Primerica Inc.	367,435	27,833,201
RLI Corp.	262,002	14,310,549
State National Companies Inc.	221,063	4,063,138
Stewart Information Services Corp.	9,030	409,781
Third Point Reinsurance Ltd.[a,b]	311,790	4,333,881
Trupanion Inc.[a,b]	181,580	4,063,760
United Insurance Holdings Corp.	107,575	1,692,155
Universal Insurance Holdings Inc.	193,093	4,865,944

		82,558,550
INTERNET & DIRECT MARKETING RETAIL — 0.86%
1-800-Flowers.com Inc. Class Aa	69,395	676,601
Duluth Holdings Inc.[a,b]	77,351	1,408,562
Etsy Inc.[a,b]	936,045	14,040,675
Groupon Inc.[a,b]	2,747,805	10,551,571
HSN Inc.	261,809	8,351,707
NutriSystem Inc.	241,572	12,573,823

Security	Shares	Value
Overstock.com Inc.[a,b]	67,731	$1,104,015
PetMed Express Inc.	159,764	6,486,419
Shutterfly Inc.[a,b]	275,402	13,081,595

		68,274,968
INTERNET SOFTWARE & SERVICES — 5.22%
2U Inc.[a,b]	354,198	16,618,970
Alarm.com Holdings Inc.[a,b]	164,307	6,182,872
Alteryx Inc. Class Aa	71,881	1,403,117
Amber Road Inc.[a,b]	159,740	1,368,972
Angie’s List Inc.[a,b]	326,382	4,174,426
Appfolio Inc.[a]	64,507	2,102,928
Apptio Inc. Class Aa	143,553	2,490,645
Benefitfocus Inc.[a,b]	128,518	4,671,629
Blucora Inc.[a,b]	68,459	1,451,331
Box Inc. Class Aa	635,320	11,588,237
Brightcove Inc.[a,b]	274,308	1,700,710
Carbonite Inc.[a,b]	199,861	4,356,970
Care.com Inc.[a,b]	108,561	1,639,271
ChannelAdvisor Corp.[a]	192,645	2,225,050
Cimpress NVa,b	202,058	19,100,543
Cloudera Inc.[a,b]	112,763	1,806,463
CommerceHub Inc. Series Aa	111,046	1,934,421
CommerceHub Inc. Series Ca	235,134	4,100,737
Cornerstone OnDemand Inc.[a]	421,302	15,061,546
Coupa Software Inc.[a]	241,118	6,987,600
Endurance International Group Holdings Inc.[a,b]	469,101	3,916,993
Envestnet Inc.[a,b]	348,446	13,798,462
Five9 Inc.[a,b]	421,611	9,073,069
Global Sources Ltd.[a]	50,629	1,012,580
Gogo Inc.[a,b]	466,125	5,374,421
GrubHub Inc.[a,b]	695,001	30,302,044
GTT Communications Inc.[a,b]	250,503	7,928,420
Hortonworks Inc.[a,b]	387,071	4,985,474
Instructure Inc.[a,b]	171,914	5,071,463
Internap Corp.[a,b]	646,096	2,371,172
j2 Global Inc.	375,900	31,985,331
Limelight Networks Inc.[a]	266,486	770,145
LivePerson Inc.[a,b]	438,360	4,821,960
Meet Group Inc. (The)[a,b]	88,274	445,784
MINDBODY Inc. Class Aa,b	298,036	8,106,579
MuleSoft Inc. Class Aa,b	122,160	3,046,670
New Relic Inc.[a,b]	237,087	10,197,112
NIC Inc.	518,733	9,829,990

398

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2017

Security	Shares	Value
Nutanix Inc. Class Aa,b	281,513	$5,672,487
Okta Inc.[a]	89,884	2,049,355
Ominto Inc.[a,b]	105,046	1,601,951
Q2 Holdings Inc.[a,b]	253,464	9,365,495
Quotient Technology Inc.[a,b]	595,886	6,852,689
Reis Inc.	73,312	1,557,880
Shutterstock Inc.[a,b]	150,073	6,615,218
SPS Commerce Inc.[a,b]	136,977	8,733,654
Stamps.com Inc.[a,b]	128,107	19,840,572
TechTarget Inc.[a,b]	51,077	529,668
Trade Desk Inc. (The) Class Aa	140,209	7,025,873
TrueCar Inc.[a,b]	506,273	10,090,021
Tucows Inc. Class Aa,b	72,820	3,895,870
Twilio Inc. Class Aa,b	502,913	14,639,797
Veritone Inc.[a]	20,429	239,224
Web.com Group Inc.[a,b]	310,407	7,853,297
WebMD Health Corp.[a,b]	299,058	17,539,752
Xactly Corp.[a]	209,241	3,274,622
XO Group Inc.[a,b]	148,854	2,622,807
Yelp Inc.[a,b]	628,373	18,863,757
Yext Inc.[a,b]	98,054	1,307,060

		414,175,156
IT SERVICES — 2.66%
Acxiom Corp.[a]	327,395	8,505,722
Blackhawk Network Holdings Inc.[a,b]	442,431	19,289,992
CardConnect Corp.[a]	123,941	1,865,312
Cardtronics PLC Class Aa,b	368,725	12,116,303
Cass Information Systems Inc.	88,070	5,780,915
CSG Systems International Inc.	221,791	9,000,279
EPAM Systems Inc.[a]	397,733	33,445,368
Everi Holdings Inc.[a,b]	515,072	3,749,724
EVERTEC Inc.	408,594	7,068,676
ExlService Holdings Inc.[a,b]	264,740	14,714,249
Forrester Research Inc.	83,061	3,251,838
Hackett Group Inc. (The)	193,405	2,997,778
Information Services Group Inc.[a,b]	162,273	666,942
MAXIMUS Inc.	519,592	32,542,047
MoneyGram International Inc.[a]	22,129	381,725
NCI Inc. Class Aa	16,325	344,458
NeuStar Inc. Class Aa,b	119,457	3,983,891
Perficient Inc.[a]	16,654	310,431
Planet Payment Inc.[a]	341,318	1,126,349
Presidio Inc.[a,b]	97,597	1,396,613

Security	Shares	Value
Science Applications International Corp.	354,320	$24,596,894
ServiceSource International Inc.[a,b]	401,476	1,557,727
StarTek Inc.[a,b]	82,177	1,005,846
Sykes Enterprises Inc.[a]	29,187	978,640
Syntel Inc.	267,739	4,540,853
TeleTech Holdings Inc.	112,320	4,582,656
Travelport Worldwide Ltd.	196,835	2,708,450
Unisys Corp.[a,b]	282,302	3,613,466
Virtusa Corp.[a,b]	162,933	4,790,230

		210,913,374
LEISURE PRODUCTS — 0.39%
American Outdoor Brands Corp.[a,b]	457,626	10,140,992
Malibu Boats Inc. Class Aa,b	147,031	3,803,692
Marine Products Corp.	63,060	984,367
MCBC Holdings Inc.[a]	148,789	2,908,825
Nautilus Inc.[a,b]	244,336	4,679,034
Sturm Ruger & Co. Inc.[b]	138,724	8,621,697

		31,138,607
LIFE SCIENCES TOOLS & SERVICES — 1.58%
Accelerate Diagnostics Inc.[a,b]	198,690	5,434,172
Albany Molecular Research Inc.[a]	209,649	4,549,383
Cambrex Corp.[a,b]	262,739	15,698,655
Enzo Biochem Inc.[a,b]	315,073	3,478,406
Fluidigm Corp.[a,b]	229,046	925,346
INC Research Holdings Inc. Class Aa	441,679	25,838,221
Luminex Corp.	145,168	3,065,948
NanoString Technologies Inc.[a,b]	55,181	912,694
NeoGenomics Inc.[a,b]	452,486	4,054,275
Pacific Biosciences of California Inc.[a,b]	678,400	2,415,104
PAREXEL International Corp.[a]	406,853	35,359,594
PRA Health Sciences Inc.[a]	313,596	23,522,836

		125,254,634
MACHINERY — 4.34%
Actuant Corp. Class Ab	244,800	6,022,080
Alamo Group Inc.	66,177	6,009,533
Albany International Corp. Class A	182,275	9,733,485
Altra Industrial Motion Corp.	231,859	9,227,988
Astec Industries Inc.	85,634	4,753,543
Barnes Group Inc.	54,885	3,212,419
Blue Bird Corp.[a,b]	30,562	519,554

399

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2017

Security	Shares	Value
CIRCOR International Inc.	65,461	$3,887,074
Commercial Vehicle Group Inc.[a]	203,554	1,720,031
Douglas Dynamics Inc.	178,639	5,877,223
Energy Recovery Inc.[a,b]	293,232	2,430,893
EnPro Industries Inc.	171,154	12,215,261
ExOne Co. (The)[a,b]	83,518	956,281
Federal Signal Corp.	115,025	1,996,834
Franklin Electric Co. Inc.	353,714	14,643,760
Global Brass & Copper Holdings Inc.	161,382	4,930,220
Harsco Corp.[a]	650,380	10,471,118
Hillenbrand Inc.	512,278	18,493,236
Hyster-Yale Materials Handling Inc.	69,904	4,910,756
John Bean Technologies Corp.[b]	254,067	24,898,566
Kadant Inc.	87,741	6,598,123
Kennametal Inc.	649,586	24,307,508
Lindsay Corp.[b]	84,792	7,567,686
Lydall Inc.[a]	135,104	6,984,877
Milacron Holdings Corp.[a]	320,117	5,630,858
Miller Industries Inc./TN	6,325	157,176
Mueller Industries Inc.	460,766	14,030,325
Mueller Water Products Inc. Class A	759,335	8,869,033
Navistar International Corp.[a,b]	22,927	601,375
NN Inc.	219,094	6,014,130
Omega Flex Inc.	23,588	1,519,067
Proto Labs Inc.[a,b]	200,643	13,493,242
RBC Bearings Inc.[a,b]	187,202	19,049,676
REV Group Inc.	102,182	2,828,398
Spartan Motors Inc.	162,224	1,435,682
SPX Corp.[a]	344,464	8,666,714
SPX FLOW Inc.[a,b]	86,126	3,176,327
Standex International Corp.	80,595	7,309,967
Sun Hydraulics Corp.	191,124	8,155,261
Supreme Industries Inc. Class A	67,747	1,114,438
Tennant Co.	135,234	9,980,269
Wabash National Corp.[b]	132,457	2,911,405
Watts Water Technologies Inc. Class A	130,837	8,268,899
Woodward Inc.	431,008	29,127,521

		344,707,812

Security	Shares	Value
MARINE — 0.06%
Matson Inc.	163,213	$4,902,919

		4,902,919
MEDIA — 1.24%
Emerald Expositions Events Inc.	9,242	202,400
Entravision Communications Corp. Class A	529,906	3,497,380
Eros International PLC[a]	110,131	1,261,000
Global Eagle Entertainment Inc.[a,b]	26,300	93,628
Gray Television Inc.[a,b]	337,609	4,625,243
Hemisphere Media Group Inc.[a,b]	9,962	118,050
IMAX Corp.[a,b]	466,608	10,265,376
Liberty Media Corp.-Liberty Braves Class Aa	80,496	1,923,049
Liberty Media Corp.-Liberty Braves Class Ca,b	277,485	6,651,315
Loral Space & Communications Inc.[a,b]	103,972	4,320,037
MDC Partners Inc. Class A	138,333	1,369,497
New York Times Co. (The) Class A	825,800	14,616,660
Nexstar Media Group Inc. Class A	367,582	21,981,404
Reading International Inc. Class Aa,b	32,730	527,935
Sinclair Broadcast Group Inc. Class A	584,191	19,219,884
tronc Inc.[a]	99,850	1,287,066
World Wrestling Entertainment Inc. Class A	309,476	6,304,026

		98,263,950
METALS & MINING — 0.47%
Century Aluminum Co.[a,b]	26,669	415,503
Coeur Mining Inc.[a,b]	234,423	2,011,350
Compass Minerals International Inc.[b]	250,357	16,348,312
Handy & Harman Ltd.[a]	13,595	426,883
Klondex Mines Ltd.[a,b]	412,622	1,390,536
Worthington Industries Inc.	333,232	16,734,911

		37,327,495
MULTILINE RETAIL — 0.43%
Big Lots Inc.[b]	363,709	17,567,145
Fred’s Inc. Class Ab	14,870	137,250

400

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2017

Security	Shares	Value
Ollie’s Bargain Outlet Holdings Inc.[a,b]	385,110	$16,405,686
Sears Holdings Corp.[a,b]	17,468	154,766

		34,264,847
OIL, GAS & CONSUMABLE FUELS — 0.77%
Abraxas Petroleum Corp.[a,b]	1,127,315	1,826,250
Ardmore Shipping Corp.	113,523	925,212
Bonanza Creek Energy Inc.[a]	12,120	384,325
Carrizo Oil & Gas Inc.[a,b]	505,667	8,808,719
CVR Energy Inc.	7,162	155,845
Energy XXI Gulf Coast Inc.[a]	39,703	737,285
Evolution Petroleum Corp.	212,183	1,718,682
Gastar Exploration Inc.[a,b]	697,462	645,850
Isramco Inc.[a,b]	5,720	654,368
Jagged Peak Energy Inc.[a,b]	258,195	3,446,903
Jones Energy Inc. Class Aa,b	52,446	83,914
Lilis Energy Inc.[a,b]	345,953	1,695,170
Matador Resources Co.[a,b]	726,389	15,522,933
Panhandle Oil and Gas Inc. Class A	69,348	1,601,939
Par Pacific Holdings Inc.[a,b]	100,020	1,804,361
Penn Virginia Corp.[a]	103,757	3,813,070
Resolute Energy Corp.[a]	10,003	297,789
Ring Energy Inc.[a,b]	345,700	4,494,100
Sanchez Energy Corp.[a,b]	451,551	3,242,136
SilverBow Resources Inc.[a]	11,504	300,945
SRC Energy Inc.[a,b]	178,102	1,198,626
Tellurian Inc.[a,b]	448,485	4,498,304
Ultra Petroleum Corp.[a]	138,895	1,507,011
Uranium Energy Corp.[a,b]	1,048,621	1,667,307
W&T Offshore Inc.[a,b]	43,234	84,739
Westmoreland Coal Co.[a,b]	36,811	179,270

		61,295,053
PAPER & FOREST PRODUCTS — 0.76%
Boise Cascade Co.[a,b]	60,705	1,845,432
Deltic Timber Corp.[b]	88,822	6,631,451
KapStone Paper and Packaging Corp.	703,377	14,510,667
Louisiana-Pacific Corp.[a]	1,105,035	26,642,394
Neenah Paper Inc.	111,440	8,943,060
Schweitzer-Mauduit International Inc.	47,372	1,763,660
Verso Corp. Class Aa	20,173	94,611

		60,431,275

Security	Shares	Value
PERSONAL PRODUCTS — 0.24%
elf Beauty Inc.[a,b]	167,460	$4,556,587
Inter Parfums Inc.	65,892	2,414,942
Medifast Inc.	85,468	3,544,358
Natural Health Trends Corp.[b]	59,412	1,654,624
Revlon Inc. Class Aa,b	30,025	711,592
USANA Health Sciences Inc.[a,b]	93,814	6,013,477

		18,895,580
PHARMACEUTICALS — 3.37%
Aclaris Therapeutics Inc.[a,b]	162,982	4,420,072
Aerie Pharmaceuticals Inc.[a,b]	245,560	12,904,178
Amphastar Pharmaceuticals Inc.[a,b]	293,119	5,235,105
ANI Pharmaceuticals Inc.[a,b]	65,322	3,057,070
Aratana Therapeutics Inc.[a,b]	303,952	2,197,573
Assembly Biosciences Inc.[a]	113,409	2,341,896
Catalent Inc.[a]	1,017,774	35,723,867
Cempra Inc.[a,b]	32,153	147,904
Clearside Biomedical Inc.[a,b]	95,137	866,698
Collegium Pharmaceutical Inc.[a,b]	10,999	137,597
Corcept Therapeutics Inc.[a,b]	737,116	8,697,969
Corium International Inc.[a,b]	160,939	1,200,605
Depomed Inc.[a,b]	461,502	4,956,531
Dermira Inc.[a,b]	253,969	7,400,657
DURECT Corp.[a,b]	1,108,769	1,729,680
Heska Corp.[a]	52,175	5,325,502
Innoviva Inc.[a]	613,927	7,858,266
Intersect ENT Inc.[a]	211,638	5,915,282
Medicines Co. (The)[a,b]	515,146	19,580,699
MyoKardia Inc.[a]	127,005	1,663,765
Nektar Therapeutics[a,b]	1,198,773	23,436,012
Neos Therapeutics Inc.[a,b]	149,400	1,090,620
Ocular Therapeutix Inc.[a,b]	182,308	1,689,995
Omeros Corp.[a,b]	336,727	6,702,551
Pacira Pharmaceuticals Inc./DEa,b	317,786	15,158,392
Paratek Pharmaceuticals Inc.[a,b]	190,627	4,594,111
Phibro Animal Health Corp. Series A	144,362	5,348,612
Prestige Brands Holdings Inc.[a,b]	431,244	22,773,996
Reata Pharmaceuticals Inc. Series Aa,b	68,842	2,178,161
Revance Therapeutics Inc.[a,b]	181,393	4,788,775
SciClone Pharmaceuticals Inc.[a]	147,401	1,621,411
Sucampo Pharmaceuticals Inc. Class Aa,b	165,532	1,738,086

401

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2017

Security	Shares	Value
Supernus Pharmaceuticals Inc.[a,b]	383,149	$16,513,722
Teligent Inc.[a,b]	339,886	3,109,957
TherapeuticsMD Inc.[a,b]	1,262,272	6,652,173
Theravance Biopharma Inc.[a,b]	337,732	13,455,243
WaVe Life Sciences Ltd.[a,b]	96,085	1,787,181
Zogenix Inc.[a]	150,790	2,186,455
Zynerba Pharmaceuticals Inc.[a,b]	92,212	1,564,838

		267,751,207
PROFESSIONAL SERVICES — 1.37%
Advisory Board Co. (The)[a,b]	326,841	16,832,311
Barrett Business Services Inc.	57,223	3,278,306
BG Staffing Inc.	55,990	973,106
Exponent Inc.	207,452	12,094,452
Franklin Covey Co.[a,b]	64,298	1,240,951
GP Strategies Corp.[a,b]	91,484	2,415,178
Hill International Inc.[a,b]	249,458	1,297,182
Insperity Inc.	148,185	10,521,135
Kforce Inc.	189,687	3,717,865
Mistras Group Inc.[a,b]	15,385	338,008
On Assignment Inc.[a]	410,864	22,248,286
Pendrell Corp.[a]	12,113	87,577
TriNet Group Inc.[a,b]	330,738	10,828,362
TrueBlue Inc.[a]	21,510	570,015
WageWorks Inc.[a,b]	301,738	20,276,794
Willdan Group Inc.[a,b]	61,015	1,864,008

		108,583,536
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.37%
Altisource Portfolio Solutions SAa,b	90,873	1,982,849
Consolidated-Tomoka Land Co.[b]	28,772	1,638,565
HFF Inc. Class A	297,810	10,354,854
Kennedy-Wilson Holdings Inc.	354,877	6,760,407
Marcus & Millichap Inc.[a,b]	129,669	3,418,075
Maui Land & Pineapple Co. Inc.[a,b]	54,290	1,102,087
RMR Group Inc. (The) Class A	56,890	2,767,698
Trinity Place Holdings Inc.[a,b]	146,730	1,043,250

		29,067,785
ROAD & RAIL — 0.93%
ArcBest Corp.	27,235	561,041
Avis Budget Group Inc.[a]	605,872	16,522,130
Daseke Inc.[a]	152,238	1,694,409
Heartland Express Inc.[b]	362,212	7,541,254
Knight Transportation Inc.[b]	554,987	20,562,268
Saia Inc.[a]	89,254	4,578,730

Security	Shares	Value
Schneider National Inc. Class B	244,279	$5,464,521
Swift Transportation Co.[a,b]	588,279	15,589,394
Universal Logistics Holdings Inc.	50,621	759,315
YRC Worldwide Inc.[a,b]	54,827	609,676

		73,882,738
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.00%
Advanced Energy Industries Inc.[a,b]	321,317	20,785,997
Alpha & Omega Semiconductor Ltd.[a]	9,535	158,948
Ambarella Inc.[a,b]	111,046	5,391,283
Amkor Technology Inc.[a]	44,067	430,535
Axcelis Technologies Inc.[a]	242,921	5,089,195
Brooks Automation Inc.	556,321	12,066,603
Cabot Microelectronics Corp.	201,362	14,866,556
CEVA Inc.[a,b]	173,392	7,880,666
Cirrus Logic Inc.[a]	521,812	32,728,049
Cohu Inc.	37,156	584,835
Cyberoptics Corp.[a]	29,687	613,037
Diodes Inc.[a]	80,273	1,928,960
Entegris Inc.[a]	1,149,420	25,229,769
FormFactor Inc.[a,b]	582,303	7,220,557
Ichor Holdings Ltd.[a]	94,689	1,908,930
Impinj Inc.[a,b]	145,693	7,087,964
Inphi Corp.[a,b]	339,883	11,657,987
Integrated Device Technology Inc.[a,b]	1,084,000	27,956,360
Kopin Corp.[a,b]	446,679	1,657,179
Lattice Semiconductor Corp.[a,b]	996,336	6,635,598
MACOM Technology Solutions Holdings Inc.[a,b]	328,050	18,295,349
MaxLinear Inc.[a]	486,776	13,576,183
MKS Instruments Inc.	436,065	29,347,175
Monolithic Power Systems Inc.	323,686	31,203,330
Nanometrics Inc.[a]	160,363	4,055,580
NVE Corp.	35,904	2,764,608
PDF Solutions Inc.[a,b]	212,867	3,501,662
Pixelworks Inc.[a]	230,639	1,058,633
Power Integrations Inc.	232,055	16,916,810
Rambus Inc.[a,b]	235,530	2,692,108
Rudolph Technologies Inc.[a]	226,571	5,177,147
Semtech Corp.[a]	524,681	18,757,346
Silicon Laboratories Inc.[a,b]	339,481	23,203,526
Synaptics Inc.[a,b]	278,730	14,413,128

402

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2017

Security	Shares	Value
Ultra Clean Holdings Inc.[a]	266,274	$4,992,638
Xcerra Corp.[a]	375,417	3,667,824
Xperi Corp.	395,952	11,799,370

		397,301,425
SOFTWARE — 6.29%
8x8 Inc.[a]	714,197	10,391,566
A10 Networks Inc.[a]	396,525	3,346,671
ACI Worldwide Inc.[a,b]	943,022	21,095,402
American Software Inc./GA Class A	125,853	1,295,027
Aspen Technology Inc.[a]	607,382	33,563,929
Barracuda Networks Inc.[a,b]	203,554	4,693,955
Blackbaud Inc.	385,778	33,080,464
Blackline Inc.[a]	88,771	3,172,676
Bottomline Technologies de Inc.[a]	283,550	7,284,400
BroadSoft Inc.[a,b]	248,469	10,696,590
Callidus Software Inc.[a,b]	521,552	12,621,558
CommVault Systems Inc.[a]	313,987	17,724,566
Digimarc Corp.[a,b]	77,536	3,113,070
Ebix Inc.[b]	194,426	10,479,561
Ellie Mae Inc.[a,b]	273,857	30,099,623
EnerNOC Inc.[a]	38,462	298,081
Everbridge Inc.[a]	137,105	3,339,878
Exa Corp.[a,b]	112,404	1,551,175
Fair Isaac Corp.	249,140	34,732,607
Gigamon Inc.[a,b]	292,284	11,501,375
Glu Mobile Inc.[a,b]	47,867	119,668
Guidance Software Inc.[a,b]	190,759	1,260,917
HubSpot Inc.[a,b]	272,266	17,901,490
Imperva Inc.[a,b]	270,834	12,959,407
Majesco[a,b]	46,141	227,475
MicroStrategy Inc. Class Aa	43,030	8,247,560
Mitek Systems Inc.[a,b]	249,765	2,098,026
MobileIron Inc.[a,b]	443,469	2,682,987
Model N Inc.[a]	188,478	2,506,757
Monotype Imaging Holdings Inc.	161,814	2,961,196
Park City Group Inc.[a,b]	106,985	1,299,868
Paycom Software Inc.[a,b]	398,803	27,282,113
Paylocity Holding Corp.[a,b]	210,230	9,498,191
Pegasystems Inc.[b]	296,442	17,297,391
Progress Software Corp.	322,061	9,948,464
Proofpoint Inc.[a,b]	347,441	30,168,302
PROS Holdings Inc.[a,b]	212,468	5,819,499
QAD Inc. Class A	51,854	1,661,921

Security	Shares	Value
Qualys Inc.[a,b]	254,010	$10,363,608
Rapid7 Inc.[a,b]	168,770	2,840,399
RealPage Inc.[a]	474,731	17,066,580
RingCentral Inc. Class Aa,b	504,907	18,454,351
Rosetta Stone Inc.[a,b]	23,851	257,114
Silver Spring Networks Inc.[a,b]	79,792	900,054
Telenav Inc.[a]	128,876	1,043,896
Upland Software Inc.[a,b]	58,818	1,293,408
Varonis Systems Inc.[a]	154,772	5,757,518
VASCO Data Security International Inc.[a]	20,567	295,136
Verint Systems Inc.[a,b]	81,965	3,335,976
VirnetX Holding Corp.[a,b]	414,448	1,885,738
Workiva Inc.[a,b]	200,866	3,826,497
Zendesk Inc.[a,b]	786,151	21,839,275
Zix Corp.[a,b]	435,053	2,475,452

		499,658,408
SPECIALTY RETAIL — 1.65%
America’s Car-Mart Inc./TXa,b	21,080	820,012
Asbury Automotive Group Inc.[a]	151,608	8,573,433
At Home Group Inc.[a]	33,690	784,640
Camping World Holdings Inc. Class Ab	98,912	3,051,435
Carvana Co.[a,b]	10,296	210,759
Children’s Place Inc. (The)	139,563	14,249,382
Five Below Inc.[a,b]	437,086	21,578,936
Francesca’s Holdings Corp.[a]	298,232	3,262,658
J. Jill Inc.[a]	95,324	1,171,532
Lithia Motors Inc. Class A	188,479	17,760,376
Lumber Liquidators Holdings Inc.[a]	227,576	5,703,055
MarineMax Inc.[a,b]	121,324	2,371,884
Monro Muffler Brake Inc.	256,649	10,715,096
Party City Holdco Inc.[a,b]	13,778	215,626
RHa,b	276,310	17,827,521
Select Comfort Corp.[a,b]	332,479	11,799,680
Sportsman’s Warehouse Holdings Inc.[a,b]	292,700	1,580,580
Tailored Brands Inc.	128,783	1,437,218
Tile Shop Holdings Inc.	275,085	5,680,505
Winmark Corp.[b]	19,065	2,458,432

		131,252,760

403

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2017

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.96%
3D Systems Corp.[a,b]	883,968	$16,530,202
Avid Technology Inc.[a,b]	193,404	1,017,305
CPI Card Group Inc.	165,280	471,048
Diebold Nixdorf Inc.	611,442	17,120,376
Eastman Kodak Co.[a,b]	114,300	1,040,130
Electronics For Imaging Inc.[a,b]	374,583	17,747,742
Immersion Corp.[a,b]	235,488	2,138,231
Intevac Inc.[a]	157,213	1,745,064
Pure Storage Inc. Class Aa,b	752,789	9,643,227
Quantum Corp.[a]	44,812	349,982
Stratasys Ltd.[a,b]	201,330	4,693,002
Super Micro Computer Inc.[a,b]	67,707	1,668,978
USA Technologies Inc.[a,b]	315,024	1,638,125

		75,803,412
TEXTILES, APPAREL & LUXURY GOODS — 0.73%
Columbia Sportswear Co.	84,056	4,880,291
Crocs Inc.[a]	429,210	3,309,209
Culp Inc.	89,959	2,923,668
Deckers Outdoor Corp.[a,b]	16,621	1,134,549
Oxford Industries Inc.	52,354	3,271,602
Steven Madden Ltd.[a,b]	478,180	19,103,291
Superior Uniform Group Inc.	68,032	1,520,515
Wolverine World Wide Inc.	763,387	21,382,470

		57,525,595
THRIFTS & MORTGAGE FINANCE — 0.70%
Bear State Financial Inc.	17,110	161,861
BofI Holding Inc.[a,b]	204,714	4,855,816
BSB Bancorp. Inc./MAa	17,838	521,761
Charter Financial Corp./MD	21,303	383,454
Essent Group Ltd.[a]	624,764	23,203,735
Greene County Bancorp. Inc.	20,380	554,336
Hingham Institution for Savings	5,406	983,513
LendingTree Inc.[a]	51,528	8,873,122
Meridian Bancorp. Inc.	61,194	1,034,179
Meta Financial Group Inc.	6,953	618,817
NMI Holdings Inc. Class Aa	70,534	807,614
Northfield Bancorp. Inc.	33,764	579,053
Ocwen Financial Corp.[a,b]	51,341	138,107
Provident Bancorp. Inc.[a,b]	3,421	76,972
Southern Missouri Bancorp. Inc.	2,949	95,135
Walker & Dunlop Inc.[a]	192,408	9,395,283

Security	Shares	Value
Waterstone Financial Inc.	17,765	$334,870
Western New England Bancorp Inc.	19,006	192,911
WSFS Financial Corp.	65,018	2,948,566

		55,759,105
TOBACCO — 0.10%
Turning Point Brands Inc.[a]	40,855	626,716
Vector Group Ltd.	347,873	7,416,652

		8,043,368
TRADING COMPANIES & DISTRIBUTORS — 1.06%
Applied Industrial Technologies Inc.	309,845	18,296,347
Beacon Roofing Supply Inc.[a]	364,214	17,846,486
BMC Stock Holdings Inc.[a]	28,069	613,308
CAI International Inc.[a]	58,139	1,372,080
DXP Enterprises Inc./TXa	98,301	3,391,385
EnviroStar Inc.	28,378	767,625
Foundation Building Materials Inc.[a,b]	32,800	421,808
GMS Inc.[a]	190,521	5,353,640
H&E Equipment Services Inc.	254,868	5,201,856
Herc Holdings Inc.[a]	195,296	7,679,039
Huttig Building Products Inc.[a,b]	141,418	991,340
Kaman Corp.	18,074	901,350
Lawson Products Inc./DEa,b	38,831	860,107
Neff Corp.[a,b]	60,002	1,140,038
Rush Enterprises Inc. Class Aa	115,025	4,276,629
Rush Enterprises Inc. Class Ba	20,559	748,553
SiteOne Landscape Supply Inc.[a,b]	274,593	14,295,312
Willis Lease Finance Corp.[a]	3,034	81,099

		84,238,002
WATER UTILITIES — 0.35%
American States Water Co.	202,382	9,594,931
California Water Service Group	240,536	8,851,725
Global Water Resources Inc.	82,063	812,424
Middlesex Water Co.	110,452	4,373,899
Pure Cycle Corp.[a,b]	138,379	1,072,437
York Water Co. (The)	93,483	3,257,882

		27,963,298
WIRELESS TELECOMMUNICATION SERVICES — 0.20%
Boingo Wireless Inc.[a,b]	294,033	4,398,734
Shenandoah Telecommunications Co.	375,778	11,536,384

		15,935,118

TOTAL COMMON STOCKS (Cost: $7,339,083,727)		7,927,595,572

404

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 18.53%

MONEY MARKET FUNDS — 18.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[d,e,f]	1,455,434,679	$1,455,871,310
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[d,e]	15,771,995	15,771,995

		1,471,643,305

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,471,308,954)		1,471,643,305

Value
TOTAL INVESTMENTS IN SECURITIES — 118.36%
(Cost: $8,810,392,681)[g]	$9,399,238,877
Other Assets, Less Liabilities — (18.36)%	(1,457,700,051)

NET ASSETS — 100.00%	$7,941,538,826

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $8,863,841,079. Net unrealized appreciation was $535,397,798, of which $1,028,184,206 represented gross unrealized appreciation on securities and $492,786,408 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of June 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	176	Sep. 2017	ICE Markets Equity	$12,418,315	$12,445,840	$27,525

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$7,925,027,156	$—	$2,568,416	$7,927,595,572
Money market funds	1,471,643,305	—	—	1,471,643,305

Total	$9,396,670,461	$—	$2,568,416	$9,399,238,877

Derivative financial instruments[a]:
Assets:
Futures contracts	$27,525	$—	$—	$27,525

Total	$27,525	$—	$—	$27,525

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

405

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.75%

AEROSPACE & DEFENSE — 1.92%
AAR Corp.	284,653	$9,894,538
Aerovironment Inc.[a,b]	184,019	7,029,526
Cubic Corp.	222,116	10,283,971
Curtiss-Wright Corp.	98,891	9,076,216
DigitalGlobe Inc.[a,b]	546,150	18,186,795
Ducommun Inc.[a,b]	93,724	2,959,804
Engility Holdings Inc.[a]	160,148	4,548,203
Esterline Technologies Corp.[a]	230,370	21,839,076
KEYW Holding Corp. (The)[a,b]	428,303	4,004,633
KLX Inc.[a]	455,349	22,767,450
Kratos Defense & Security Solutions Inc.[a,b]	391,761	4,650,203
Mercury Systems Inc.[a,b]	33,648	1,416,244
Moog Inc. Class Aa	254,615	18,260,988
National Presto Industries Inc.	39,661	4,382,541
Sparton Corp.[a,b]	81,982	1,802,784
Triumph Group Inc.	431,694	13,641,530
Vectrus Inc.[a]	80,334	2,596,395
Wesco Aircraft Holdings Inc.[a,b]	494,516	5,365,499

		162,706,396
AIR FREIGHT & LOGISTICS — 0.31%
Atlas Air Worldwide Holdings Inc.[a,b]	204,829	10,681,832
Echo Global Logistics Inc.[a,b]	244,734	4,870,207
Hub Group Inc. Class Aa,b	288,658	11,070,034

		26,622,073
AIRLINES — 0.21%
Hawaiian Holdings Inc.[a]	44,647	2,096,177
SkyWest Inc.	448,386	15,738,348

		17,834,525
AUTO COMPONENTS — 1.04%
American Axle & Manufacturing Holdings Inc.[a,b]	739,297	11,533,033
Cooper Tire & Rubber Co.	467,294	16,869,313
Cooper-Standard Holding Inc.[a]	121,169	12,222,317
Dana Inc.	658,985	14,715,135
Gentherm Inc.[a]	70,220	2,724,536
Modine Manufacturing Co.[a]	439,382	7,271,772
Motorcar Parts of America Inc.[a,b]	165,771	4,681,373
Shiloh Industries Inc.[a]	30,173	354,231
Standard Motor Products Inc.	72,368	3,779,057

Security	Shares	Value
Stoneridge Inc.[a,b]	239,361	$3,688,553
Superior Industries International Inc.	218,707	4,494,429
Tower International Inc.	175,581	3,941,794
VOXX International Corp.[a]	180,713	1,481,847

		87,757,390
AUTOMOBILES — 0.01%
Winnebago Industries Inc.	35,001	1,225,035

		1,225,035
BANKS — 18.94%
1st Source Corp.	143,291	6,869,371
Access National Corp.[b]	123,681	3,280,020
ACNB Corp.	53,517	1,632,269
Allegiance Bancshares Inc.[a,b]	30,524	1,169,069
American National Bankshares Inc.	73,530	2,716,934
Ameris Bancorp.	77,786	3,749,285
Ames National Corp.	76,461	2,339,707
Arrow Financial Corp.	102,318	3,238,365
Atlantic Capital Bancshares Inc.[a,b]	153,238	2,911,522
Banc of California Inc.[b]	386,063	8,300,354
BancFirst Corp.	74,555	7,202,013
Banco Latinoamericano de Comercio Exterior SA Class E	268,486	7,351,147
Bancorp. Inc. (The)[a,b]	437,577	3,316,834
BancorpSouth Inc.	757,188	23,094,234
Bank of Commerce Holdings	139,082	1,536,856
Bank of Marin Bancorp.	53,709	3,305,789
Bank of NT Butterfield & Son Ltd. (The)	136,535	4,655,844
Bankwell Financial Group Inc.	46,935	1,465,780
Banner Corp.	289,894	16,381,910
Bar Harbor Bankshares	133,593	4,117,336
BCB Bancorp. Inc.	87,126	1,333,028
Berkshire Hills Bancorp. Inc.	312,715	10,991,932
Blue Hills Bancorp. Inc.	108,768	1,946,947
Boston Private Financial Holdings Inc.	737,360	11,318,476
Bridge Bancorp. Inc.	168,028	5,595,332
Brookline Bancorp. Inc.	664,326	9,699,160
Bryn Mawr Bank Corp.	148,526	6,312,355
C&F Financial Corp.	29,595	1,388,006
Cadence BanCorp[a]	79,338	1,735,915
California First National Bancorp.	21,819	411,288
Camden National Corp.	136,346	5,850,607
Capital Bank Financial Corp. Class A	255,777	9,745,104
Capital City Bank Group Inc.	98,917	2,019,885

406

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2017

Security	Shares	Value
Capstar Financial Holdings Inc.[a,b]	55,074	$977,013
Carolina Financial Corp.[b]	39,177	1,266,201
Cathay General Bancorp.	662,691	25,149,123
CenterState Banks Inc.	476,852	11,854,541
Central Pacific Financial Corp.	243,391	7,659,515
Central Valley Community Bancorp.	89,442	1,982,035
Century Bancorp. Inc./MA Class A	26,665	1,695,894
Chemical Financial Corp.	623,743	30,195,399
Chemung Financial Corp.	29,060	1,187,973
Citizens & Northern Corp.	104,872	2,439,323
City Holding Co.[b]	134,649	8,869,330
Civista Bancshares Inc.	90,349	1,886,487
CNB Financial Corp./PA	132,683	3,180,412
CoBiz Financial Inc.	302,786	5,268,476
Codorus Valley Bancorp. Inc.	72,693	2,064,481
Columbia Banking System Inc.	514,225	20,491,866
Commerce Union Bancshares Inc.[b]	63,507	1,515,912
Community Bank System Inc.	431,998	24,092,528
Community Bankers Trust Corp.[a]	192,655	1,589,404
Community Financial Corp. (The )[b]	36,322	1,398,397
Community Trust Bancorp. Inc.	136,473	5,970,694
ConnectOne Bancorp. Inc.	194,917	4,395,378
County Bancorp. Inc.	42,447	1,018,728
CU Bancorp.[a]	128,644	4,650,481
Customers Bancorp. Inc.[a,b]	250,600	7,086,968
CVB Financial Corp.[b]	914,787	20,518,672
DNB Financial Corp.[b]	28,937	992,539
Eagle Bancorp. Inc.[a]	55,130	3,489,729
Enterprise Bancorp. Inc./MA	84,215	2,993,001
Enterprise Financial Services Corp.	200,109	8,164,447
Equity Bancshares Inc. Class Aa,b	62,113	1,903,142
Evans Bancorp. Inc.[b]	42,112	1,682,374
Farmers & Merchants Bancorp. Inc./Archbold OHb	37,876	2,348,312
Farmers Capital Bank Corp.	66,308	2,556,173
Farmers National Banc Corp.	224,158	3,250,291
FB Financial Corp.[a,b]	30,187	1,092,468
FCB Financial Holdings Inc. Class Aa,b	309,721	14,789,178
Fidelity Southern Corp.	191,313	4,373,415
Financial Institutions Inc.	123,583	3,682,773
First Bancorp. Inc./ME	89,999	2,435,373
First BanCorp./Puerto Rico[a]	1,456,311	8,432,041
First Bancorp./Southern Pines NC	215,369	6,732,435

Security	Shares	Value
First Bancshares Inc. (The)[b]	75,916	$2,095,282
First Busey Corp.	287,818	8,438,824
First Business Financial Services Inc.	75,585	1,744,502
First Citizens BancShares Inc./NC Class A	65,238	24,314,203
First Commonwealth Financial Corp.	855,870	10,852,432
First Community Bancshares Inc./VA	146,125	3,996,519
First Community Financial Partners Inc.[a,b]	125,659	1,621,001
First Connecticut Bancorp. Inc./Farmington CT	99,725	2,557,946
First Financial Bancorp.	544,623	15,086,057
First Financial Bankshares Inc.	196,537	8,686,935
First Financial Corp./IN	93,034	4,400,508
First Financial Northwest Inc.	68,614	1,106,744
First Foundation Inc.[a,b]	163,940	2,693,534
First Guaranty Bancshares Inc.[b]	35,409	964,541
First Internet Bancorp.	54,156	1,519,076
First Interstate BancSystem Inc.	228,010	8,481,972
First Merchants Corp.	362,181	14,537,945
First Mid-Illinois Bancshares Inc.	90,232	3,089,544
First Midwest Bancorp. Inc./IL	898,444	20,942,730
First Northwest Bancorp.[a,b]	90,411	1,425,781
First of Long Island Corp. (The)	167,942	4,803,141
Flushing Financial Corp.	245,973	6,933,979
FNB Bancorp./CAb	48,899	1,342,767
Franklin Financial Network Inc.[a,b]	77,759	3,207,559
Fulton Financial Corp.	1,508,896	28,669,024
German American Bancorp. Inc.	187,827	6,403,022
Glacier Bancorp. Inc.	566,826	20,751,500
Great Southern Bancorp. Inc.	96,261	5,149,963
Great Western Bancorp. Inc.	521,005	21,262,214
Green Bancorp. Inc.[a,b]	152,242	2,953,495
Guaranty Bancorp.	167,831	4,565,003
Hancock Holding Co.	741,746	36,345,554
Hanmi Financial Corp.	280,015	7,966,427
HarborOne Bancorp Inc.[a,b]	60,587	1,209,317
Heartland Financial USA Inc.	217,211	10,230,638
Heritage Commerce Corp.	291,749	4,020,301
Heritage Financial Corp./WA	261,766	6,936,799
Hilltop Holdings Inc.	659,622	17,288,693
Home BancShares Inc./AR	70,685	1,760,057
HomeTrust Bancshares Inc.[a]	149,391	3,645,140
Hope Bancorp Inc.	1,141,663	21,292,015

407

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2017

Security	Shares	Value
Horizon Bancorp./IN	188,959	$4,979,070
Howard Bancorp. Inc.[a,b]	64,760	1,246,630
IBERIABANK Corp.	445,019	36,269,048
Independent Bank Corp./MI	180,554	3,927,050
Independent Bank Corp./Rockland MA	234,636	15,638,489
Independent Bank Group Inc.	156,213	9,294,673
International Bancshares Corp.	481,810	16,887,440
Investar Holding Corp.[b]	50,020	1,145,458
Investors Bancorp. Inc.	2,281,550	30,481,508
Lakeland Bancorp. Inc.	398,810	7,517,568
Lakeland Financial Corp.	179,394	8,230,597
LCNB Corp.	80,435	1,608,700
LegacyTexas Financial Group Inc.	244,258	9,313,558
Macatawa Bank Corp.	232,114	2,214,368
MainSource Financial Group Inc.	219,666	7,361,008
MB Financial Inc.	653,048	28,760,234
MBT Financial Corp.	165,779	1,608,056
Mercantile Bank Corp.	143,884	4,529,468
Middlefield Banc Corp.[b]	23,623	1,190,599
Midland States Bancorp. Inc.	127,510	4,274,135
MidSouth Bancorp. Inc.	75,954	892,460
MidWestOne Financial Group Inc.	99,249	3,363,549
MutualFirst Financial Inc.	54,830	1,957,431
National Bank Holdings Corp. Class A	145,074	4,803,400
National Bankshares Inc.[b]	60,383	2,463,626
National Commerce Corp.[a,b]	51,582	2,040,068
NBT Bancorp. Inc.	377,251	13,939,424
Nicolet Bankshares Inc.[a]	79,945	4,373,791
Northrim BanCorp. Inc.	62,176	1,890,150
Norwood Financial Corp.[b]	35,007	1,479,046
OFG Bancorp.	384,430	3,844,300
Ohio Valley Banc Corp.[b]	36,800	1,326,640
Old Line Bancshares Inc.	67,094	1,890,709
Old National Bancorp./IN	1,186,922	20,474,404
Old Point Financial Corp.[b]	32,875	1,080,930
Old Second Bancorp. Inc.	257,568	2,974,910
Opus Bank[b]	62,377	1,509,523
Orrstown Financial Services Inc.	65,398	1,494,344
Pacific Continental Corp.	93,255	2,382,665
Pacific Mercantile Bancorp.[a,b]	142,302	1,252,258
Pacific Premier Bancorp. Inc.[a,b]	226,966	8,375,045
Paragon Commercial Corp.[a]	33,464	1,755,856

Security	Shares	Value
Park National Corp.	118,144	$12,253,896
Park Sterling Corp.	301,897	3,586,536
Parke Bancorp. Inc.	51,768	1,159,603
Peapack Gladstone Financial Corp.	149,745	4,685,521
Penns Woods Bancorp. Inc.	41,340	1,702,381
People’s Utah Bancorp.	104,509	2,800,841
Peoples Bancorp. Inc./OH	144,838	4,653,645
Peoples Bancorp. of North Carolina Inc.	38,197	1,207,025
Peoples Financial Services Corp.	61,089	2,671,422
Premier Financial Bancorp. Inc.	84,322	1,737,876
QCR Holdings Inc.	108,099	5,123,893
Renasant Corp.	381,647	16,693,240
Republic Bancorp. Inc./KY Class A	86,522	3,088,835
Republic First Bancorp. Inc.[a,b]	340,214	3,146,980
S&T Bancorp. Inc.	302,439	10,845,463
Sandy Spring Bancorp. Inc.	209,488	8,517,782
Seacoast Banking Corp. of Florida[a]	353,731	8,524,917
Shore Bancshares Inc.	114,458	1,882,834
Sierra Bancorp.	112,326	2,757,603
Simmons First National Corp. Class A	266,053	14,074,204
SmartFinancial Inc.[a,b]	64,336	1,536,344
South State Corp.	254,166	21,782,026
Southern First Bancshares Inc.[a]	58,783	2,177,910
Southern National Bancorp. of Virginia Inc.	162,584	2,861,478
Southside Bancshares Inc.	245,143	8,565,296
Southwest Bancorp. Inc.	158,157	4,040,911
State Bank Financial Corp.	332,018	9,004,328
Sterling Bancorp./DE	1,159,820	26,965,815
Stock Yards Bancorp. Inc.	193,267	7,518,086
Stonegate Bank	99,525	4,596,065
Summit Financial Group Inc.	97,188	2,138,136
Sun Bancorp. Inc./NJb	95,824	2,362,062
Sunshine Bancorp. Inc.[a]	56,856	1,211,601
Texas Capital Bancshares Inc.[a,b]	103,160	7,984,584
Tompkins Financial Corp.	122,778	9,665,084
TowneBank/Portsmouth VA	499,768	15,392,854
TriCo Bancshares	181,035	6,363,380
Tristate Capital Holdings Inc.[a,b]	143,994	3,628,649
Triumph Bancorp. Inc.[a,b]	136,582	3,353,088
Trustmark Corp.	599,503	19,280,016
Two River Bancorp.[b]	65,096	1,210,135
UMB Financial Corp.	398,337	29,819,508

408

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2017

Security	Shares	Value
Umpqua Holdings Corp.	1,949,130	$35,786,027
Union Bankshares Corp.	381,560	12,934,884
Union Bankshares Inc./Morrisville VTb	5,401	256,548
United Bankshares Inc./WV	880,229	34,504,977
United Community Banks Inc./GA	625,106	17,377,947
United Security Bancshares/Fresno CA	120,533	1,114,930
Unity Bancorp. Inc.[b]	69,691	1,198,685
Univest Corp. of Pennsylvania	228,354	6,839,202
Valley National Bancorp.	2,272,926	26,843,256
Veritex Holdings Inc.[a,b]	87,176	2,295,344
Washington Trust Bancorp. Inc.	132,834	6,847,593
WashingtonFirst Bankshares Inc.	86,911	3,001,037
WesBanco Inc.	372,126	14,713,862
West Bancorp. Inc.	109,645	2,593,104
Westamerica Bancorp.	223,947	12,549,990
Wintrust Financial Corp.	488,113	37,311,358
Xenith Bankshares Inc.[a]	47,078	1,462,243

		1,601,843,306
BEVERAGES — 0.01%
MGP Ingredients Inc.	14,553	744,677

		744,677
BIOTECHNOLOGY — 2.21%
Abeona Therapeutics Inc.[a,b]	219,077	1,402,093
Acceleron Pharma Inc.[a]	50,589	1,537,400
Achillion Pharmaceuticals Inc.[a]	1,038,507	4,766,747
Acorda Therapeutics Inc.[a,b]	330,462	6,510,101
Adamas Pharmaceuticals Inc.[a,b]	62,740	1,097,323
Advaxis Inc.[a]	31,908	207,083
Agenus Inc.[a,b]	108,068	422,546
Alder Biopharmaceuticals Inc.[a]	348,163	3,986,466
AMAG Pharmaceuticals Inc.[a,b]	312,444	5,748,970
Ardelyx Inc.[a,b]	300,355	1,531,811
Array BioPharma Inc.[a,b]	190,294	1,592,761
Atara Biotherapeutics Inc.[a,b]	226,598	3,172,372
Athersys Inc.[a,b]	48,632	73,434
Audentes Therapeutics Inc.[a]	12,583	240,713
Bellicum Pharmaceuticals Inc.[a,b]	78,754	919,847
BioCryst Pharmaceuticals Inc.[a,b]	112,691	626,562
Biohaven Pharmaceutical Holding Co. Ltd.[a]	11,760	294,000
BioTime Inc.[a]	676,812	2,131,958

Security	Shares	Value
Bluebird Bio Inc.[a,b]	239,229	$25,131,006
Cara Therapeutics Inc.[a,b]	33,686	518,428
Cascadian Therapeutics Inc.[a]	310,000	1,151,650
Celldex Therapeutics Inc.[a,b]	1,078,153	2,663,038
Chimerix Inc.[a,b]	416,314	2,268,911
Concert Pharmaceuticals Inc.[a,b]	90,394	1,260,996
Corvus Pharmaceuticals Inc.[a,b]	76,731	928,445
Dynavax Technologies Corp.[a,b]	401,696	3,876,366
Editas Medicine Inc.[a]	86,291	1,447,963
Emergent BioSolutions Inc.[a]	155,013	5,256,491
Enanta Pharmaceuticals Inc.[a,b]	137,643	4,952,395
Epizyme Inc.[a,b]	99,874	1,508,097
Fate Therapeutics Inc.[a,b]	261,876	848,478
Five Prime Therapeutics Inc.[a,b]	241,494	7,271,384
Genocea Biosciences Inc.[a,b]	45,644	238,262
Heron Therapeutics Inc.[a]	58,736	813,494
Idera Pharmaceuticals Inc.[a,b]	62,630	107,724
Immune Design Corp.[a,b]	135,684	1,322,919
Immunomedics Inc.[a,b]	557,623	4,923,811
Insmed Inc.[a]	79,870	1,370,569
Intellia Therapeutics Inc.[a]	128,771	2,060,336
Iovance Biotherapeutics Inc.[a]	440,218	3,235,602
Karyopharm Therapeutics Inc.[a,b]	239,207	2,164,823
Kindred Biosciences Inc.[a,b]	169,921	1,461,321
MacroGenics Inc.[a,b]	212,471	3,720,367
MediciNova Inc.[a]	48,337	254,253
Merrimack Pharmaceuticals Inc.[b]	434,532	538,820
Minerva Neurosciences Inc.[a]	39,369	348,416
Miragen Therapeutics Inc.[a,b]	20,703	267,690
Momenta Pharmaceuticals Inc.[a,b]	492,081	8,316,169
Myriad Genetics Inc.[a]	565,004	14,599,703
NantKwest Inc.[a,b]	273,295	2,074,309
Novavax Inc.[a,b]	1,550,770	1,783,385
Novelion Therapeutics Inc.[a]	136,187	1,257,006
Nymox Pharmaceutical Corp.[a]	164,369	723,224
Otonomy Inc.[a,b]	251,785	4,746,147
PDL BioPharma Inc.	1,413,715	3,491,876
Portola Pharmaceuticals Inc.[a,b]	32,761	1,840,185
Protagonist Therapeutics Inc.[a]	52,119	589,466
Prothena Corp. PLC[a]	76,676	4,149,705
PTC Therapeutics Inc.[a,b]	59,876	1,097,527
Recro Pharma Inc.[a]	115,629	812,872
REGENXBIO Inc.[a,b]	176,090	3,477,777
Retrophin Inc.[a,b]	336,260	6,520,081

409

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2017

Security	Shares	Value
Sarepta Therapeutics Inc.[a]	109,709	$3,698,290
Spectrum Pharmaceuticals Inc.[a,b]	687,054	5,118,552
Stemline Therapeutics Inc.[a,b]	167,073	1,537,072
Syndax Pharmaceuticals Inc.[a,b]	10,214	142,690
Tocagen Inc.[a]	10,005	120,360
Trevena Inc.[a,b]	466,879	1,073,822
Voyager Therapeutics Inc.[a,b]	133,858	1,199,368
XBiotech Inc.[a,b]	18,488	86,894

		186,630,722
BUILDING PRODUCTS — 0.50%
Armstrong Flooring Inc.[a,b]	209,397	3,762,864
Caesarstone Ltd.[a,b]	74,228	2,601,691
CSW Industrials Inc.[a,b]	73,321	2,833,857
Gibraltar Industries Inc.[a,b]	281,704	10,042,748
Griffon Corp.	40,726	893,936
Insteel Industries Inc.[b]	17,898	590,097
Quanex Building Products Corp.	278,821	5,897,064
Simpson Manufacturing Co. Inc.	308,639	13,490,611
Universal Forest Products Inc.	20,604	1,798,935

		41,911,803
CAPITAL MARKETS — 1.23%
Arlington Asset Investment Corp. Class Ab	168,823	2,307,810
Associated Capital Group Inc.	44,186	1,502,324
B. Riley Financial Inc.	122,149	2,265,864
Cowen Group Inc. Class Aa,b	218,174	3,545,328
Donnelley Financial Solutions Inc.[a]	22,982	527,667
Fifth Street Asset Management Inc.	31,976	155,084
GAIN Capital Holdings Inc.	324,027	2,018,688
GAMCO Investors Inc. Class A	34,189	1,011,994
Greenhill & Co. Inc.	244,448	4,913,405
Hamilton Lane Inc. Class A	41,258	907,263
INTL. FCStone Inc.[a]	135,100	5,101,376
Investment Technology Group Inc.	201,370	4,277,099
KCG Holdings Inc. Class Aa	395,556	7,887,387
Ladenburg Thalmann Financial Services Inc.[a,b]	794,469	1,938,504
Medley Management Inc.	29,999	194,994
Oppenheimer Holdings Inc. Class A	86,397	1,416,911
Piper Jaffray Companies	120,791	7,241,420
PJT Partners Inc. Class A	160,302	6,447,346
Pzena Investment Management Inc. Class A	34,784	353,405

Security	Shares	Value
Safeguard Scientifics Inc.[a,b]	178,642	$2,125,840
Stifel Financial Corp.[a,b]	586,459	26,965,385
Value Line Inc.	3,602	65,917
Virtus Investment Partners Inc.	51,446	5,707,934
Waddell & Reed Financial Inc. Class A	666,180	12,577,478
Wins Finance Holdings Inc.[a,b]	11,323	2,377,830

		103,834,253
CHEMICALS — 1.47%
AdvanSix Inc.[a]	37,547	1,172,968
AgroFresh Solutions Inc.[a,b]	198,254	1,423,464
American Vanguard Corp.	254,895	4,396,939
Calgon Carbon Corp.	414,090	6,252,759
Codexis Inc.[a,b]	29,177	159,015
Core Molding Technologies Inc.[a]	67,492	1,458,502
Flotek Industries Inc.[a,b]	437,797	3,913,905
FutureFuel Corp.	222,629	3,359,472
GCP Applied Technologies Inc.[a,b]	630,946	19,243,853
Hawkins Inc.	68,632	3,181,093
HB Fuller Co.	112,335	5,741,442
Innophos Holdings Inc.	171,304	7,509,967
Innospec Inc.	210,840	13,820,562
Intrepid Potash Inc.[a,b]	848,321	1,917,205
Kraton Corp.[a,b]	208,732	7,188,730
LSB Industries Inc.[a,b]	191,237	1,975,478
Minerals Technologies Inc.	134,213	9,824,392
OMNOVA Solutions Inc.[a]	132,863	1,295,414
Rayonier Advanced Materials Inc.	142,071	2,233,356
Stepan Co.	64,416	5,613,210
Trecora Resources[a,b]	178,294	2,005,808
Tredegar Corp.	227,889	3,475,307
Trinseo SA	118,305	8,127,554
Tronox Ltd. Class A	577,678	8,734,491
Valhi Inc.	245,005	730,115

		124,755,001
COMMERCIAL SERVICES & SUPPLIES — 1.48%
ABM Industries Inc.	242,037	10,049,376
ACCO Brands Corp.[a]	951,534	11,085,371
ARC Document Solutions Inc.[a]	358,983	1,493,369
Brady Corp. Class A	91,346	3,096,629
Casella Waste Systems Inc. Class Aa,b	278,857	4,576,043
CECO Environmental Corp.	266,310	2,444,726

410

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2017

Security	Shares	Value
CompX International Inc.	20,894	$318,634
Ennis Inc.	222,384	4,247,534
Essendant Inc.	333,502	4,945,835
Heritage-Crystal Clean Inc.[a,b]	57,623	916,206
Herman Miller Inc.	79,718	2,423,427
InnerWorkings Inc.[a,b]	29,132	337,931
Interface Inc.	57,961	1,138,934
Kimball International Inc. Class B	46,374	773,982
Knoll Inc.	27,382	549,009
LSC Communications Inc.	297,581	6,368,233
McGrath RentCorp	193,875	6,713,891
Mobile Mini Inc.	386,728	11,543,831
NL Industries Inc.[a,b]	81,229	572,665
Quad/Graphics Inc.	124,533	2,854,296
RR Donnelley & Sons Co.	415,735	5,213,317
SP Plus Corp.[a,b]	107,770	3,292,374
Steelcase Inc. Class A	144,468	2,022,552
Team Inc.[a,b]	142,189	3,334,332
Tetra Tech Inc.	35,514	1,624,766
UniFirst Corp./MAb	135,022	18,997,595
Viad Corp.	71,928	3,398,598
VSE Corp.	76,780	3,453,564
West Corp.	329,468	7,683,194

		125,470,214
COMMUNICATIONS EQUIPMENT — 1.68%
Acacia Communications Inc.[a,b]	15,694	650,830
ADTRAN Inc.	429,908	8,877,600
Calix Inc.[a,b]	382,807	2,622,228
Comtech Telecommunications Corp.	203,956	3,869,045
Digi International Inc.[a]	236,258	2,398,019
EMCORE Corp.	85,371	909,201
Finisar Corp.[a,b]	527,060	13,693,019
Harmonic Inc.[a,b]	697,768	3,663,282
Infinera Corp.[a,b]	1,279,407	13,651,273
KVH Industries Inc.[a,b]	144,556	1,373,282
NETGEAR Inc.[a,b]	285,238	12,293,758
NetScout Systems Inc.[a,b]	782,035	26,902,004
Oclaro Inc.[a,b]	192,826	1,800,995
ShoreTel Inc.[a]	607,122	3,521,308
Sonus Networks Inc.[a,b]	422,278	3,141,748
ViaSat Inc.[a,b]	443,248	29,343,017
Viavi Solutions Inc.[a]	1,268,766	13,360,106

		142,070,715

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 0.89%
Aegion Corp.[a,b]	294,766	$6,449,480
Ameresco Inc. Class Aa,b	172,910	1,331,407
Chicago Bridge & Iron Co. NVb	886,654	17,493,683
EMCOR Group Inc.	128,805	8,421,271
Granite Construction Inc.	78,334	3,778,832
Great Lakes Dredge & Dock Corp.[a,b]	462,792	1,990,006
IES Holdings Inc.[a,b]	79,824	1,448,806
KBR Inc.	1,130,845	17,211,461
Layne Christensen Co.[a,b]	159,205	1,399,412
MYR Group Inc.[a]	78,726	2,442,080
Northwest Pipe Co.[a,b]	85,864	1,396,149
NV5 Global Inc.[a,b]	18,242	775,285
Orion Group Holdings Inc.[a]	127,508	952,485
Sterling Construction Co. Inc.[a,b]	176,027	2,300,673
Tutor Perini Corp.[a,b]	280,243	8,056,986

		75,448,016
CONSTRUCTION MATERIALS — 0.01%
U.S. Lime & Minerals Inc.	16,055	1,259,836

		1,259,836
CONSUMER FINANCE — 0.67%
Elevate Credit Inc.[a]	120,361	953,259
Encore Capital Group Inc.[a,b]	193,358	7,763,323
Enova International Inc.[a,b]	201,428	2,991,206
Ezcorp Inc. Class Aa	443,522	3,415,119
FirstCash Inc.	340,716	19,863,743
LendingClub Corp.[a,b]	232,241	1,279,648
Nelnet Inc. Class A	177,207	8,330,501
PRA Group Inc.[a,b]	166,041	6,292,954
Regional Management Corp.[a,b]	84,971	2,007,865
World Acceptance Corp.[a,b]	52,292	3,917,194

		56,814,812
CONTAINERS & PACKAGING — 0.05%
Greif Inc. Class A NVS	31,358	1,749,149
Greif Inc. Class B	7,241	437,357
UFP Technologies Inc.[a,b]	57,930	1,639,419

		3,825,925
DISTRIBUTORS — 0.02%
Weyco Group Inc.	58,109	1,620,079

		1,620,079

411

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2017

Security	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.64%
Adtalem Global Education Inc.[b]	547,452	$20,775,803
American Public Education Inc.[a]	140,659	3,326,585
Ascent Capital Group Inc. Class Aa,b	101,981	1,566,428
Bridgepoint Education Inc.[a,b]	25,977	383,421
Cambium Learning Group Inc.[a,b]	98,731	500,566
Capella Education Co.	6,587	563,847
Career Education Corp.[a]	602,416	5,783,194
Carriage Services Inc.	82,849	2,233,609
Houghton Mifflin Harcourt Co.[a,b]	281,200	3,458,760
K12 Inc.[a]	301,971	5,411,320
Laureate Education Inc. Class Aa,b	316,684	5,551,471
Liberty Tax Inc.	59,285	767,741
Regis Corp.[a,b]	316,220	3,247,579
Weight Watchers International Inc.[a,b]	15,051	503,005

		54,073,329
DIVERSIFIED FINANCIAL SERVICES — 0.19%
FNFV Group[a]	557,918	8,815,104
Marlin Business Services Corp.	53,054	1,334,308
NewStar Financial Inc.	229,562	2,410,401
On Deck Capital Inc.[a,b]	446,698	2,081,613
Tiptree Inc.[b]	227,460	1,603,593

		16,245,019
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.67%
ATN International Inc.	94,425	6,462,447
Cincinnati Bell Inc.[a,b]	371,866	7,269,980
Consolidated Communications Holdings Inc.	127,307	2,733,281
Fairpoint Communications Inc.[a]	192,827	3,017,743
Frontier Communications Corp.[b]	10,432,563	12,101,773
General Communication Inc. Class Aa	16,779	614,783
Globalstar Inc.[a,b]	1,355,734	2,887,713
Hawaiian Telcom Holdco Inc.[a]	53,789	1,344,187
IDT Corp. Class B	56,916	817,883
Intelsat SAa,b	335,967	1,028,059
Iridium Communications Inc.[a,b]	741,818	8,197,089
Lumos Networks Corp.[a,b]	52,589	939,766
ORBCOMM Inc.[a,b]	47,023	531,360
pdvWireless Inc.[a,b]	84,548	1,969,968
Windstream Holdings Inc.	1,688,548	6,551,566

		56,467,598

Security	Shares	Value
ELECTRIC UTILITIES — 2.09%
ALLETE Inc.	450,259	$32,274,565
El Paso Electric Co.	357,277	18,471,221
Genie Energy Ltd. Class B	132,327	1,008,332
IDACORP Inc.	444,625	37,948,744
MGE Energy Inc.	158,052	10,170,646
Otter Tail Corp.	347,640	13,766,544
PNM Resources Inc.	702,253	26,861,177
Portland General Electric Co.	787,221	35,968,128
Spark Energy Inc. Class Ab	14,114	265,343

		176,734,700
ELECTRICAL EQUIPMENT — 0.38%
Babcock & Wilcox Enterprises Inc.[a,b]	436,694	5,135,521
Encore Wire Corp.	179,442	7,662,173
General Cable Corp.	28,227	461,512
LSI Industries Inc.	220,150	1,992,358
Powell Industries Inc.	77,724	2,486,391
Preformed Line Products Co.	28,120	1,305,330
Revolution Lighting Technologies Inc.[a]	101,634	669,768
Sunrun Inc.[a,b]	753,872	5,367,569
Thermon Group Holdings Inc.[a,b]	285,780	5,478,403
Vicor Corp.[a]	16,376	293,130
Vivint Solar Inc.[a,b]	234,799	1,373,574

		32,225,729
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.55%
Anixter International Inc.[a]	255,445	19,975,799
AVX Corp.	408,297	6,671,573
Bel Fuse Inc. Class B	65,505	1,617,974
Belden Inc.	370,210	27,924,940
Benchmark Electronics Inc.[a]	439,918	14,209,351
Control4 Corp.[a,b]	24,276	476,052
CTS Corp.	283,242	6,118,027
Daktronics Inc.	135,403	1,303,931
Electro Scientific Industries Inc.[a]	284,963	2,348,095
FARO Technologies Inc.[a,b]	110,308	4,169,642
Fitbit Inc. Class Aa,b	1,546,412	8,211,448
II-VI Inc.[a,b]	380,238	13,042,163
Insight Enterprises Inc.[a]	193,336	7,731,507
Kimball Electronics Inc.[a]	235,609	4,252,742
Knowles Corp.[a,b]	779,323	13,186,145
Maxwell Technologies Inc.[a,b]	323,151	1,935,675

412

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2017

Security	Shares	Value
MTS Systems Corp.	149,267	$7,732,031
Park Electrochemical Corp.	171,389	3,156,985
PC Connection Inc.	102,027	2,760,851
PCM Inc.[a,b]	55,246	1,035,863
Plexus Corp.[a]	296,791	15,602,303
RadiSys Corp.[a,b]	281,852	1,059,764
Sanmina Corp.[a]	649,580	24,748,998
ScanSource Inc.[a]	220,177	8,873,133
SYNNEX Corp.	202,906	24,340,604
Systemax Inc.	25,428	478,046
Tech Data Corp.[a]	284,637	28,748,337
TTM Technologies Inc.[a,b]	642,992	11,162,341
VeriFone Systems Inc.[a]	904,671	16,374,545
Vishay Intertechnology Inc.	1,184,817	19,667,962
Vishay Precision Group Inc.[a,b]	91,169	1,577,224

		300,494,051
ENERGY EQUIPMENT & SERVICES — 2.60%
Archrock Inc.	619,208	7,058,971
Atwood Oceanics Inc.[a,b]	683,732	5,572,416
Basic Energy Services Inc.[a]	157,137	3,912,711
Bristow Group Inc.	293,185	2,242,865
C&J Energy Services Inc.[a]	410,239	14,058,891
CARBO Ceramics Inc.[a,b]	201,940	1,383,289
Diamond Offshore Drilling Inc.[a,b]	576,012	6,238,210
Dril-Quip Inc.[a]	334,771	16,336,825
Ensco PLC Class A	2,694,291	13,902,542
Era Group Inc.[a]	177,075	1,675,130
Exterran Corp.[a,b]	285,445	7,621,382
Fairmount Santrol Holdings Inc.[a,b]	161,202	628,688
Forum Energy Technologies Inc.[a,b]	610,484	9,523,550
Frank’s International NV	446,657	3,702,787
Geospace Technologies Corp.[a,b]	119,901	1,658,231
Gulf Island Fabrication Inc.	125,713	1,458,271
Helix Energy Solutions Group Inc.[a,b]	1,246,233	7,028,754
Independence Contract Drilling Inc.[a]	313,954	1,221,281
Keane Group Inc.[a]	18,729	299,664
Key Energy Services Inc.[a,b]	94,121	1,810,888
Mammoth Energy Services Inc.[a,b]	74,981	1,394,647
Matrix Service Co.[a,b]	235,017	2,197,409
McDermott International Inc.[a,b]	2,491,699	17,865,482
Natural Gas Services Group Inc.[a,b]	110,578	2,747,863
NCS Multistage Holdings Inc.[a]	7,088	178,476
Newpark Resources Inc.[a,b]	768,626	5,649,401

Security	Shares	Value
Noble Corp. PLC	2,162,183	$7,827,103
Oil States International Inc.[a,b]	454,035	12,327,050
Parker Drilling Co.[a,b]	1,229,723	1,660,126
PHI Inc. NVS[a]	102,642	1,001,786
Pioneer Energy Services Corp.[a,b]	697,943	1,430,783
ProPetro Holding Corp.[a]	78,354	1,093,822
Rowan Companies PLC Class Aa	1,031,805	10,565,683
SEACOR Holdings Inc.[a,b]	143,400	4,918,620
SEACOR Marine Holdings Inc.[a,b]	143,240	2,916,366
Seadrill Ltd.[a,b]	34,877	12,577
Smart Sand Inc.[a,b]	22,130	197,178
Solaris Oilfield Infrastructure Inc. Class Aa	7,606	87,697
Superior Energy Services Inc.[a]	1,346,218	14,041,054
Tesco Corp.[a,b]	425,741	1,894,547
TETRA Technologies Inc.[a,b]	1,019,685	2,844,921
U.S. Silica Holdings Inc.	280,462	9,953,596
Unit Corp.[a,b]	458,480	8,587,330
Willbros Group Inc.[a,b]	400,086	988,212

		219,717,075
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.77%
Acadia Realty Trust[b]	741,149	20,603,942
Agree Realty Corp.[b]	224,705	10,307,218
Alexander’s Inc.[b]	1,014	427,360
Altisource Residential Corp.[b]	442,016	5,719,687
American Assets Trust Inc.	226,925	8,938,576
Armada Hoffler Properties Inc.[b]	43,676	565,604
Ashford Hospitality Prime Inc.	237,371	2,442,548
Ashford Hospitality Trust Inc.[b]	682,585	4,150,117
Bluerock Residential Growth REIT Inc.[b]	204,712	2,638,738
Care Capital Properties Inc.	395,352	10,555,898
CareTrust REIT Inc.[b]	48,642	901,823
CatchMark Timber Trust Inc. Class A	343,944	3,910,643
CBL & Associates Properties Inc.[b]	1,499,836	12,643,618
Cedar Realty Trust Inc.	734,644	3,563,023
Chatham Lodging Trust[b]	337,058	6,771,495
Chesapeake Lodging Trust[b]	522,030	12,774,074
City Office REIT Inc.[b]	214,957	2,729,954
Clipper Realty Inc.[b]	118,685	1,464,573
Colony Starwood Homes[b]	889,438	30,516,618

413

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2017

Security	Shares	Value
Community Healthcare Trust Inc.[b]	91,149	$2,332,503
CorEnergy Infrastructure Trust Inc.[b]	106,541	3,578,712
Cousins Properties Inc.[b]	3,679,066	32,338,990
DiamondRock Hospitality Co.[b]	1,759,932	19,271,255
Easterly Government Properties Inc.[b]	332,326	6,962,230
Education Realty Trust Inc.[b]	646,889	25,066,949
Farmland Partners Inc.	287,380	2,569,177
FelCor Lodging Trust Inc.[b]	1,140,832	8,225,399
First Industrial Realty Trust Inc.	794,931	22,750,925
First Potomac Realty Trust[b]	514,918	5,720,739
Four Corners Property Trust Inc.[b]	164,420	4,128,586
Franklin Street Properties Corp.	924,606	10,244,634
GEO Group Inc. (The)	840,110	24,842,053
Getty Realty Corp.[b]	240,824	6,044,682
Gladstone Commercial Corp.[b]	220,852	4,812,365
Global Medical REIT Inc.[b]	122,543	1,095,534
Global Net Lease Inc.[b]	591,826	13,162,210
Government Properties Income Trust[b]	505,420	9,254,240
Gramercy Property Trust[b]	1,135,612	33,739,033
Healthcare Realty Trust Inc.[b]	1,016,331	34,707,704
Hersha Hospitality Trust[b]	343,723	6,362,313
Independence Realty Trust Inc.[b]	518,123	5,113,874
InfraREIT Inc.[a]	373,444	7,151,453
Investors Real Estate Trust[b]	1,084,405	6,734,155
iStar Inc.[a,b]	616,409	7,421,564
Jernigan Capital Inc.	82,804	1,821,688
Kite Realty Group Trust[b]	733,732	13,889,547
LaSalle Hotel Properties[b]	1,001,572	29,846,846
Lexington Realty Trust[b]	1,913,982	18,967,562
LTC Properties Inc.[b]	206,773	10,626,064
Mack-Cali Realty Corp.	796,706	21,622,601
MedEquities Realty Trust Inc.[b]	187,569	2,367,121
Monmouth Real Estate Investment Corp.	509,882	7,673,724
Monogram Residential Trust Inc.[b]	1,488,346	14,451,840
National Health Investors Inc.[b]	192,094	15,213,845
National Storage Affiliates Trust[b]	352,003	8,134,789
New Senior Investment Group Inc.[b]	673,387	6,767,539
NexPoint Residential Trust Inc.[b]	144,559	3,598,074
NorthStar Realty Europe Corp.	484,631	6,145,121
One Liberty Properties Inc.	126,603	2,966,308

Security	Shares	Value
Parkway Inc.	375,096	$8,585,947
Pebblebrook Hotel Trust[b]	608,360	19,613,526
Pennsylvania REIT[b]	609,195	6,896,087
Physicians Realty Trust[b]	618,808	12,462,793
Preferred Apartment Communities Inc. Class Ab	272,627	4,293,875
Quality Care Properties Inc.[a]	835,611	15,300,037
RAIT Financial Trust[b]	663,530	1,453,131
Ramco-Gershenson Properties Trust[b]	699,060	9,017,874
Retail Opportunity Investments Corp.	853,771	16,383,866
Rexford Industrial Realty Inc.[b]	347,353	9,531,366
RLJ Lodging Trust[b]	1,082,363	21,506,553
Sabra Health Care REIT Inc.[b]	477,749	11,513,751
Saul Centers Inc.[b]	10,218	592,440
Select Income REIT	557,225	13,390,117
Seritage Growth Properties Class Ab	220,838	9,264,154
STAG Industrial Inc.	786,166	21,698,182
Summit Hotel Properties Inc.	903,960	16,858,854
Sunstone Hotel Investors Inc.	1,942,739	31,316,953
Terreno Realty Corp.	316,727	10,661,031
Tier REIT Inc.[b]	423,914	7,833,931
UMH Properties Inc.[b]	40,898	697,311
Urstadt Biddle Properties Inc. Class A	113,858	2,254,388
Washington Prime Group Inc.[b]	1,649,178	13,803,620
Washington REIT[b]	433,518	13,829,224
Whitestone REIT[b]	329,125	4,031,781
Xenia Hotels & Resorts Inc.	951,046	18,421,761

		910,562,010
FOOD & STAPLES RETAILING — 0.64%
Andersons Inc. (The)	238,843	8,156,489
Chefs’ Warehouse Inc. (The)[a,b]	13,149	170,937
Ingles Markets Inc. Class A	125,152	4,167,562
Natural Grocers by Vitamin Cottage Inc.[a,b]	87,036	719,788
Smart & Final Stores Inc.[a,b]	202,531	1,843,032
SpartanNash Co.	332,242	8,625,002
SUPERVALU Inc.[a]	2,377,367	7,821,537
United Natural Foods Inc.[a,b]	446,216	16,376,127
Village Super Market Inc. Class A	71,350	1,849,392
Weis Markets Inc.	84,982	4,140,323

		53,870,189

414

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2017

Security	Shares	Value
FOOD PRODUCTS — 1.58%
Alico Inc.	29,234	$915,024
Cal-Maine Foods Inc.[a,b]	273,476	10,829,649
Darling Ingredients Inc.[a]	1,444,359	22,734,211
Dean Foods Co.	761,877	12,951,909
Farmer Bros. Co.[a]	78,465	2,373,566
Fresh Del Monte Produce Inc.	290,715	14,800,300
Hostess Brands Inc.[a]	668,217	10,758,294
Landec Corp.[a,b]	182,540	2,710,719
Limoneira Co.	74,155	1,752,283
Omega Protein Corp.	198,119	3,546,330
Sanderson Farms Inc.	177,257	20,499,772
Seneca Foods Corp. Class Aa,b	63,616	1,975,277
Snyder’s-Lance Inc.	757,127	26,211,737
Tootsie Roll Industries Inc.	47,581	1,658,198

		133,717,269
GAS UTILITIES — 2.42%
Chesapeake Utilities Corp.	123,836	9,281,508
Delta Natural Gas Co. Inc.	60,832	1,853,551
New Jersey Resources Corp.	698,329	27,723,661
Northwest Natural Gas Co.	251,197	15,034,141
ONE Gas Inc.	459,490	32,076,997
RGC Resources Inc.[b]	36,056	1,021,467
South Jersey Industries Inc.	702,649	24,009,516
Southwest Gas Holdings Inc.	376,139	27,480,715
Spire Inc.	415,589	28,987,333
WGL Holdings Inc.	450,859	37,615,166

		205,084,055
HEALTH CARE EQUIPMENT & SUPPLIES — 1.33%
Analogic Corp.	111,485	8,099,385
AngioDynamics Inc.[a,b]	323,860	5,249,770
Anika Therapeutics Inc.[a,b]	22,977	1,133,685
Cerus Corp.[a,b]	108,264	271,743
ConforMIS Inc.[a]	240,449	1,031,526
CONMED Corp.	242,686	12,362,425
CryoLife Inc.[a]	90,396	1,803,400
Exactech Inc.[a,b]	95,161	2,835,798
Fonar Corp.[a]	7,450	206,737
Haemonetics Corp.[a,b]	88,271	3,485,822
Halyard Health Inc.[a]	413,208	16,230,810
ICU Medical Inc.[a,b]	38,908	6,711,630
Integer Holdings Corp.[a]	274,172	11,857,939
Invacare Corp.[b]	282,636	3,730,795

Security	Shares	Value
Lantheus Holdings Inc.[a,b]	22,677	$400,249
LivaNova PLC[a,b]	427,032	26,138,629
Meridian Bioscience Inc.	48,097	757,528
Obalon Therapeutics Inc.[a,b]	35,114	347,980
OraSure Technologies Inc.[a]	29,295	505,632
Orthofix International NVa	123,133	5,723,222
Quotient Ltd.[a]	90,813	668,384
Rockwell Medical Inc.[a,b]	33,960	269,303
RTI Surgical Inc.[a,b]	119,813	700,906
Sientra Inc.[a]	128,983	1,253,715
Utah Medical Products Inc.	5,435	393,494

		112,170,507
HEALTH CARE PROVIDERS & SERVICES — 1.02%
AAC Holdings Inc.[a,b]	105,245	729,348
Aceto Corp.	260,955	4,031,755
Almost Family Inc.[a,b]	84,814	5,228,783
American Renal Associates Holdings Inc.[a,b]	9,402	174,407
BioScrip Inc.[a,b]	739,404	2,007,482
Community Health Systems Inc.[a,b]	842,392	8,390,224
Cross Country Healthcare Inc.[a]	169,418	2,187,186
Diplomat Pharmacy Inc.[a,b]	422,867	6,258,432
Ensign Group Inc. (The)	176,759	3,848,044
Kindred Healthcare Inc.	742,910	8,654,902
LHC Group Inc.[a,b]	9,420	639,524
Magellan Health Inc.[a]	57,386	4,183,439
National Healthcare Corp.	99,771	6,997,938
National Research Corp. Class A	7,599	204,413
Owens & Minor Inc.[b]	537,070	17,288,283
PharMerica Corp.[a,b]	263,740	6,923,175
Providence Service Corp. (The)[a]	18,940	958,553
R1 RCM Inc.[a,b]	85,024	318,840
Tivity Health Inc.[a,b]	108,359	4,318,106
Triple-S Management Corp. Class Ba	164,879	2,788,104

		86,130,938
HEALTH CARE TECHNOLOGY — 0.40%
Allscripts Healthcare Solutions Inc.[a]	1,598,190	20,392,904
Computer Programs & Systems Inc.[b]	48,095	1,577,516
Evolent Health Inc.[a,b]	260,010	6,591,253
HMS Holdings Corp.[a]	98,375	1,819,938
NantHealth Inc.[a,b]	163,526	691,715

415

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2017

Security	Shares	Value
Quality Systems Inc.[a]	166,622	$2,867,565

		33,940,891
HOTELS, RESTAURANTS & LEISURE — 1.59%
Belmond Ltd. Class Aa	792,268	10,537,164
Biglari Holdings Inc.[a]	8,953	3,578,872
Boyd Gaming Corp.	68,910	1,709,657
Brinker International Inc.	104,932	3,997,909
Caesars Acquisition Co. Class Aa,b	434,702	8,281,073
Caesars Entertainment Corp.[a,b]	436,750	5,241,000
Carrols Restaurant Group Inc.[a,b]	306,661	3,756,597
Century Casinos Inc.[a,b]	193,774	1,428,114
Del Frisco’s Restaurant Group Inc.[a]	194,824	3,136,666
Del Taco Restaurants Inc.[a,b]	292,893	4,027,279
Denny’s Corp.[a,b]	152,382	1,793,536
DineEquity Inc.	60,470	2,663,704
Drive Shack Inc.	288,348	908,296
El Pollo Loco Holdings Inc.[a,b]	181,304	2,511,060
Empire Resorts Inc.[a,b]	14,264	340,910
Fiesta Restaurant Group Inc.[a,b]	217,867	4,498,954
Fogo De Chao Inc.[a,b]	87,125	1,211,038
Golden Entertainment Inc.[a]	73,465	1,521,460
ILG Inc.	850,723	23,386,375
International Speedway Corp. Class A	223,427	8,389,684
Intrawest Resorts Holdings Inc.[a]	23,078	547,872
J Alexander’s Holdings Inc.[a,b]	116,005	1,421,061
Jack in the Box Inc.	56,941	5,608,689
La Quinta Holdings Inc.[a,b]	570,472	8,425,871
Marcus Corp. (The)	28,888	872,418
Marriott Vacations Worldwide Corp.	22,076	2,599,449
Monarch Casino & Resort Inc.[a]	95,196	2,879,679
Nathan’s Famous Inc.[a,b]	1,767	111,321
Penn National Gaming Inc.[a]	97,704	2,090,866
Pinnacle Entertainment Inc.[a,b]	143,231	2,830,245
Potbelly Corp.[a]	151,419	1,741,319
RCI Hospitality Holdings Inc.	73,848	1,760,536
Red Lion Hotels Corp.[a,b]	158,496	1,164,946
Red Robin Gourmet Burgers Inc.[a,b]	6,976	455,184
Ruby Tuesday Inc.[a,b]	547,720	1,100,917
Sonic Corp.	157,147	4,162,824
Speedway Motorsports Inc.	104,156	1,902,930
Zoe’s Kitchen Inc.[a]	130,275	1,551,575

		134,147,050

Security	Shares	Value
HOUSEHOLD DURABLES — 1.57%
AV Homes Inc.[a,b]	108,844	$2,182,322
Bassett Furniture Industries Inc.	90,579	3,437,473
Beazer Homes USA Inc.[a]	280,141	3,843,535
Century Communities Inc.[a,b]	140,185	3,476,588
CSS Industries Inc.	79,749	2,086,234
Ethan Allen Interiors Inc.	220,153	7,110,942
Flexsteel Industries Inc.	67,637	3,659,838
Green Brick Partners Inc.[a,b]	208,422	2,386,432
Helen of Troy Ltd.[a]	131,608	12,384,313
Hovnanian Enterprises Inc. Class Aa,b	853,555	2,389,954
KB Home[b]	577,961	13,853,725
La-Z-Boy Inc.	239,029	7,768,443
LGI Homes Inc.[a,b]	53,461	2,148,063
Libbey Inc.	196,988	1,587,723
Lifetime Brands Inc.	87,477	1,587,708
M/I Homes Inc.[a]	170,158	4,858,011
MDC Holdings Inc.	220,650	7,795,565
Meritage Homes Corp.[a,b]	317,912	13,415,886
NACCO Industries Inc. Class A	36,852	2,610,964
New Home Co. Inc. (The)[a]	111,379	1,277,517
PICO Holdings Inc.[a]	181,898	3,183,215
TopBuild Corp.[a]	131,932	7,001,631
TRI Pointe Group Inc.[a,b]	1,312,064	17,306,124
UCP Inc. Class Aa	69,714	763,368
William Lyon Homes Class Aa,b	172,199	4,156,884
ZAGG Inc.[a,b]	77,277	668,446

		132,940,904
HOUSEHOLD PRODUCTS — 0.18%
Central Garden & Pet Co.[a,b]	83,473	2,653,607
Central Garden & Pet Co. Class Aa	273,317	8,204,976
HRG Group Inc.[a]	60,726	1,075,457
Oil-Dri Corp. of America	45,763	1,922,504
Orchids Paper Products Co.[b]	81,685	1,057,821

		14,914,365
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.70%
Atlantic Power Corp.[a]	283,122	679,493
Dynegy Inc.[a,b]	978,349	8,090,946
NRG Yield Inc. Class A	309,219	5,275,276
NRG Yield Inc. Class C	560,710	9,868,496
Ormat Technologies Inc.	182,061	10,683,340

416

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2017

Security	Shares	Value
Pattern Energy Group Inc.	492,854	$11,749,639
TerraForm Global Inc. Class Aa	792,881	4,004,049
TerraForm Power Inc.[a,b]	713,659	8,563,908

		58,915,147
INSURANCE — 3.80%
Ambac Financial Group Inc.[a,b]	304,819	5,288,610
American Equity Investment Life Holding Co.	610,115	16,033,822
AMERISAFE Inc.	152,687	8,695,525
AmTrust Financial Services Inc.	754,273	11,419,693
Argo Group International Holdings Ltd.	255,104	15,459,302
Atlas Financial Holdings Inc.[a,b]	45,828	682,837
Baldwin & Lyons Inc. Class B	83,395	2,043,178
Blue Capital Reinsurance Holdings Ltd.	53,900	986,370
Citizens Inc./TXa,b	414,950	3,062,331
CNO Financial Group Inc.	1,520,853	31,755,411
Crawford & Co. Class B	22,599	210,171
Donegal Group Inc. Class A	77,734	1,235,971
eHealth Inc.[a]	16,446	309,185
EMC Insurance Group Inc.	78,303	2,175,257
Employers Holdings Inc.	281,137	11,892,095
Enstar Group Ltd.[a]	98,925	19,651,451
FBL Financial Group Inc. Class A	88,199	5,424,239
Federated National Holding Co.	114,935	1,838,960
Fidelity & Guaranty Life[b]	101,701	3,157,816
Genworth Financial Inc. Class Aa	4,158,230	15,676,527
Global Indemnity Ltd.[a,b]	74,422	2,885,341
Greenlight Capital Re Ltd. Class Aa	267,331	5,587,218
Hallmark Financial Services Inc.[a,b]	121,899	1,373,802
HCI Group Inc.	30,093	1,413,769
Heritage Insurance Holdings Inc.	203,515	2,649,765
Horace Mann Educators Corp.	359,721	13,597,454
Independence Holding Co.	60,425	1,235,691
Infinity Property & Casualty Corp.	82,480	7,753,120
Investors Title Co.	3,076	595,021
James River Group Holdings Ltd.	159,676	6,343,927
Kemper Corp.	350,407	13,525,710
Kingstone Companies Inc.[b]	83,538	1,278,131
Maiden Holdings Ltd.	519,130	5,762,343
MBIA Inc.[a,b]	1,109,120	10,459,002
National General Holdings Corp.	169,754	3,581,809

Security	Shares	Value
National Western Life Group Inc.[b]	20,058	$6,410,938
Navigators Group Inc. (The)	182,161	10,000,639
NI Holdings Inc.[a]	92,277	1,649,913
OneBeacon Insurance Group Ltd. Class A	179,441	3,271,209
RLI Corp.	55,739	3,044,464
Safety Insurance Group Inc.	108,450	7,407,135
Selective Insurance Group Inc.	506,350	25,342,818
State Auto Financial Corp.	141,312	3,635,958
State National Companies Inc.	20,609	378,793
Stewart Information Services Corp.	176,727	8,019,871
Third Point Reinsurance Ltd.[a,b]	339,229	4,715,283
United Fire Group Inc.	187,593	8,265,348
United Insurance Holdings Corp.	37,987	597,536
Universal Insurance Holdings Inc.	70,186	1,768,687
WMIH Corp.[a]	1,729,201	2,161,501

		321,710,947
INTERNET & DIRECT MARKETING RETAIL — 0.19%
1-800-Flowers.com Inc. Class Aa,b	163,215	1,591,346
FTD Companies Inc.[a,b]	150,420	3,008,400
Gaia Inc.[a,b]	79,764	893,357
Lands’ End Inc.[a,b]	120,486	1,795,241
Liberty TripAdvisor Holdings Inc. Class Aa,b	643,375	7,463,150
Overstock.com Inc.[a]	77,522	1,263,609

		16,015,103
INTERNET SOFTWARE & SERVICES — 0.58%
Actua Corp.[a]	271,486	3,814,378
Bankrate Inc.[a,b]	421,240	5,412,934
Bazaarvoice Inc.[a,b]	741,230	3,669,089
Blucora Inc.[a]	288,941	6,125,549
Cars.com Inc.[a]	636,156	16,940,834
ChannelAdvisor Corp.[a,b]	13,411	154,897
DHI Group Inc.[a]	438,108	1,248,608
Global Sources Ltd.[a,b]	14,593	291,860
Leaf Group Ltd.[a,b]	107,976	842,213
Limelight Networks Inc.[a,b]	375,311	1,084,649
Liquidity Services Inc.[a,b]	231,315	1,468,850
Meet Group Inc. (The)[a]	500,356	2,526,798
QuinStreet Inc.[a,b]	334,925	1,396,637
Rightside Group Ltd.[a,b]	101,098	1,073,661
Rocket Fuel Inc.[a,b]	322,100	885,775
TechTarget Inc.[a,b]	122,877	1,274,234

417

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2017

Security	Shares	Value
XO Group Inc.[a]	57,910	$1,020,374

		49,231,340
IT SERVICES — 1.28%
Acxiom Corp.[a,b]	334,354	8,686,517
CACI International Inc. Class Aa	214,837	26,865,367
Convergys Corp.	826,745	19,659,996
CSG Systems International Inc.	53,061	2,153,215
EVERTEC Inc.	89,727	1,552,277
Information Services Group Inc.[a]	115,909	476,386
ManTech International Corp./VA Class A	228,685	9,462,985
MoneyGram International Inc.[a,b]	234,206	4,040,054
NCI Inc. Class Aa	44,755	944,331
NeuStar Inc. Class Aa	28,096	937,002
Perficient Inc.[a]	286,213	5,335,010
Presidio Inc.[a]	64,685	925,642
ServiceSource International Inc.[a,b]	240,872	934,583
Sykes Enterprises Inc.[a,b]	314,995	10,561,782
Travelport Worldwide Ltd.	882,634	12,145,044
Unisys Corp.[a,b]	136,783	1,750,823
Virtusa Corp.[a]	68,200	2,005,080

		108,436,094
LEISURE PRODUCTS — 0.36%
Acushnet Holdings Corp.[b]	205,336	4,073,866
Black Diamond Inc.[a,b]	189,764	1,261,931
Callaway Golf Co.	822,717	10,514,323
Escalade Inc.	96,996	1,270,647
Johnson Outdoors Inc. Class A	43,872	2,115,069
Vista Outdoor Inc.[a]	503,111	11,325,029

		30,560,865
LIFE SCIENCES TOOLS & SERVICES — 0.10%
Accelerate Diagnostics Inc.[a,b]	13,055	357,054
Enzo Biochem Inc.[a,b]	22,089	243,863
Luminex Corp.[b]	200,966	4,244,402
Medpace Holdings Inc.[a,b]	66,870	1,939,230
NanoString Technologies Inc.[a,b]	97,864	1,618,670

		8,403,219
MACHINERY — 2.69%
Actuant Corp. Class Ab	259,790	6,390,834
Alamo Group Inc.	12,078	1,096,803
Albany International Corp. Class A	54,976	2,935,718
American Railcar Industries Inc.[b]	64,792	2,481,534
Astec Industries Inc.	95,532	5,302,981

Security	Shares	Value
Barnes Group Inc.	382,535	$22,389,774
Blue Bird Corp.[a,b]	33,978	577,626
Briggs & Stratton Corp.	370,540	8,930,014
Chart Industries Inc.[a,b]	271,253	9,420,617
CIRCOR International Inc.	75,317	4,472,323
Columbus McKinnon Corp./NY	172,094	4,374,630
DMC Global Inc.	124,442	1,630,190
Eastern Co. (The)	50,180	1,507,909
ESCO Technologies Inc.	225,250	13,436,163
ExOne Co. (The)[a,b]	9,203	105,374
Federal Signal Corp.	396,739	6,887,389
Franklin Electric Co. Inc.	23,581	976,253
FreightCar America Inc.	108,708	1,890,432
Gencor Industries Inc.[a,b]	77,582	1,256,828
Global Brass & Copper Holdings Inc.	17,289	528,179
Gorman-Rupp Co. (The)	156,717	3,991,582
Graham Corp.	84,215	1,655,667
Greenbrier Companies Inc. (The)	240,861	11,139,821
Hardinge Inc.	106,924	1,327,996
Hurco Companies Inc.	54,788	1,903,883
Hyster-Yale Materials Handling Inc.	15,606	1,096,322
LB Foster Co. Class A	74,876	1,606,090
Manitowoc Co. Inc. (The)[a,b]	1,129,750	6,789,798
Meritor Inc.[a,b]	740,719	12,303,343
Milacron Holdings Corp.[a,b]	48,290	849,421
Miller Industries Inc./TN	91,402	2,271,340
Mueller Water Products Inc. Class A	534,127	6,238,603
Navistar International Corp.[a,b]	414,814	10,880,571
Park-Ohio Holdings Corp.	77,734	2,961,665
Rexnord Corp.[a,b]	916,042	21,297,977
Spartan Motors Inc.	131,126	1,160,465
SPX FLOW Inc.[a]	270,776	9,986,219
Standex International Corp.	23,882	2,166,097
Supreme Industries Inc. Class A	52,845	869,300
Tennant Co.	8,464	624,643
Titan International Inc.	441,731	5,305,189
TriMas Corp.[a,b]	404,302	8,429,697
Twin Disc Inc.[a]	77,049	1,243,571
Wabash National Corp.[b]	382,226	8,401,328
Watts Water Technologies Inc. Class A	103,336	6,530,835

		227,622,994

418

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2017

Security	Shares	Value
MARINE — 0.20%
Costamare Inc.	326,578	$2,387,285
Eagle Bulk Shipping Inc.[a,b]	345,256	1,633,061
Genco Shipping & Trading Ltd.[a]	71,006	672,427
Matson Inc.	200,907	6,035,246
Navios Maritime Holdings Inc.[a]	818,031	1,120,703
Safe Bulkers Inc.[a]	437,173	1,001,126
Scorpio Bulkers Inc.[a,b]	527,687	3,746,578

		16,596,426
MEDIA — 1.51%
AMC Entertainment Holdings Inc. Class A	487,970	11,101,318
Beasley Broadcast Group Inc. Class A	45,918	449,996
Central European Media Enterprises Ltd. Class Aa	733,772	2,935,088
Clear Channel Outdoor Holdings Inc. Class A	322,157	1,562,461
Daily Journal Corp.[a,b]	9,925	2,047,329
Emerald Expositions Events Inc.	129,335	2,832,437
Entercom Communications Corp. Class Ab	249,787	2,585,295
Eros International PLC[a,b]	122,639	1,404,217
EW Scripps Co. (The) Class Aa,b	511,776	9,114,731
Gannett Co. Inc.	1,011,657	8,821,649
Global Eagle Entertainment Inc.[a,b]	437,105	1,556,094
Gray Television Inc.[a,b]	198,561	2,720,286
Hemisphere Media Group Inc.[a,b]	129,120	1,530,072
MDC Partners Inc. Class A	338,652	3,352,655
Meredith Corp.	348,153	20,697,696
MSG Networks Inc. Class Aa,b	527,059	11,832,475
National CineMedia Inc.	549,503	4,077,312
New Media Investment Group Inc.	453,211	6,109,284
New York Times Co. (The) Class A	208,716	3,694,273
Reading International Inc. Class Aa,b	113,213	1,826,126
Saga Communications Inc. Class A	35,167	1,608,890
Salem Media Group Inc. Class A	113,326	804,615
Scholastic Corp.	250,338	10,912,233
Time Inc.	885,327	12,704,442
Townsquare Media Inc. Class Aa	83,493	854,968
tronc Inc.[a]	69,092	890,596

		128,026,538

Security	Shares	Value
METALS & MINING — 2.15%
AK Steel Holding Corp.[a]	2,787,378	$18,313,073
Allegheny Technologies Inc.[b]	960,630	16,340,316
Ampco-Pittsburgh Corp.	78,848	1,163,008
Carpenter Technology Corp.	407,977	15,270,579
Century Aluminum Co.[a,b]	414,984	6,465,451
Cliffs Natural Resources Inc.[a,b]	2,633,683	18,225,086
Coeur Mining Inc.[a,b]	1,345,446	11,543,927
Commercial Metals Co.	1,017,025	19,760,796
Compass Minerals International Inc.	26,437	1,726,336
Ferroglobe PLC	543,825	5
Gerber Scientific Inc. Escrow[a,c]	173,399	1,734
Gold Resource Corp.[b]	469,969	1,917,474
Handy & Harman Ltd.[a]	12,139	381,165
Haynes International Inc.	111,030	4,031,499
Hecla Mining Co.[b]	3,482,470	17,760,597
Kaiser Aluminum Corp.	147,952	13,096,711
Klondex Mines Ltd.[a]	1,109,176	3,737,923
Materion Corp.	177,247	6,629,038
Olympic Steel Inc.	84,664	1,649,255
Ramaco Resources Inc.[a,b]	60,928	368,614
Ryerson Holding Corp.[a,b]	144,252	1,428,095
Schnitzer Steel Industries Inc. Class A	234,704	5,914,541
SunCoke Energy Inc.[a]	574,029	6,256,916
TimkenSteel Corp.[a]	353,890	5,439,289
Warrior Met Coal Inc.	150,289	2,574,451
Worthington Industries Inc.	34,385	1,726,815

		181,722,694
MORTGAGE REAL ESTATE INVESTMENT — 1.78%
AG Mortgage Investment Trust Inc.[b]	246,585	4,512,505
Anworth Mortgage Asset Corp.[b]	849,415	5,104,984
Apollo Commercial Real Estate Finance Inc.[b]	812,914	15,079,555
Ares Commercial Real Estate Corp.	238,319	3,119,596
ARMOUR Residential REIT Inc.[b]	323,276	8,081,900
Capstead Mortgage Corp.[b]	849,557	8,860,880
Cherry Hill Mortgage Investment Corp.[b]	105,103	1,941,252
CYS Investments Inc.	1,339,529	11,265,439
Dynex Capital Inc.	411,082	2,918,682
Ellington Residential Mortgage REIT	75,109	1,101,098
Great Ajax Corp.	138,002	1,929,268

419

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2017

Security	Shares	Value
Hannon Armstrong Sustainable Infrastructure Capital Inc.[b]	437,024	$9,994,739
Invesco Mortgage Capital Inc.	993,598	16,603,023
KKR Real Estate Finance Trust Inc.	93,944	2,019,796
Ladder Capital Corp.	630,354	8,453,047
MTGE Investment Corp.	406,555	7,643,234
New York Mortgage Trust Inc.[b]	985,348	6,128,865
Orchid Island Capital Inc.	298,491	2,943,121
Owens Realty Mortgage Inc.[b]	88,176	1,495,465
PennyMac Mortgage Investment Trust[d]	590,670	10,803,354
Redwood Trust Inc.[b]	677,447	11,543,697
Resource Capital Corp.[b]	269,605	2,741,883
Sutherland Asset Management Corp.	155,205	2,304,794
Western Asset Mortgage Capital Corp.[b]	367,948	3,789,864

		150,380,041
MULTI-UTILITIES — 1.04%
Avista Corp.	570,437	24,220,755
Black Hills Corp.	470,712	31,758,938
NorthWestern Corp.	428,643	26,155,796
Unitil Corp.	123,193	5,951,454

		88,086,943
MULTILINE RETAIL — 0.28%
Dillard’s Inc. Class A	134,246	7,744,652
Fred’s Inc. Class Ab	301,449	2,782,374
JC Penney Co. Inc.[a,b]	2,743,098	12,755,405
Sears Holdings Corp.[a,b]	83,873	743,115

		24,025,546
OIL, GAS & CONSUMABLE FUELS — 3.56%
Abraxas Petroleum Corp.[a]	123,425	199,949
Adams Resources & Energy Inc.	20,131	826,982
Alon USA Energy Inc.	284,464	3,789,061
Approach Resources Inc.[a]	391,030	1,317,771
Arch Coal Inc. Class Ab	192,817	13,169,401
Ardmore Shipping Corp.[b]	127,411	1,038,400
Bill Barrett Corp.[a]	675,372	2,073,392
Bonanza Creek Energy Inc.[a]	169,371	5,370,754
California Resources Corp.[a,b]	379,511	3,244,819
Callon Petroleum Co.[a,b]	1,773,652	18,818,448
Clean Energy Fuels Corp.[a,b]	1,215,341	3,086,966
Cloud Peak Energy Inc.[a]	660,972	2,333,231

Security	Shares	Value
Contango Oil & Gas Co.[a,b]	208,196	$1,382,421
CVR Energy Inc.	133,600	2,907,136
Delek U.S. Holdings Inc.	544,951	14,408,504
Denbury Resources Inc.[a]	3,528,497	5,398,600
DHT Holdings Inc.	687,375	2,852,606
Dorian LPG Ltd.[a,b]	170,341	1,393,389
Earthstone Energy Inc. Class Aa,b	90,008	900,980
Eclipse Resources Corp.[a,b]	782,705	2,238,536
Energy XXI Gulf Coast Inc.[a]	218,940	4,065,716
EP Energy Corp. Class Aa,b	338,573	1,239,177
Frontline Ltd./Bermuda[b]	689,221	3,949,236
GasLog Ltd.	364,420	5,557,405
Gastar Exploration Inc.[a,b]	810,823	750,822
Gener8 Maritime Inc.[a,b]	421,119	2,396,167
Golar LNG Ltd.	845,384	18,809,794
Green Plains Inc.	337,627	6,938,235
Halcon Resources Corp.[a]	546,287	2,480,143
Hallador Energy Co.	145,440	1,130,069
International Seaways Inc.[a]	262,173	5,681,289
Jones Energy Inc. Class Aa,b	383,034	612,854
Midstates Petroleum Co. Inc.[a]	103,411	1,310,217
Navios Maritime Acquisition Corp.	777,747	1,143,288
Nordic American Tankers Ltd.[b]	886,615	5,621,139
Oasis Petroleum Inc.[a,b]	2,079,781	16,742,237
Overseas Shipholding Group Inc. Series Aa	416,778	1,108,630
Pacific Ethanol Inc.[a,b]	372,096	2,325,600
Panhandle Oil and Gas Inc. Class A	66,672	1,540,123
Par Pacific Holdings Inc.[a,b]	173,946	3,137,986
PDC Energy Inc.[a,b]	581,659	25,075,320
Peabody Energy Corp.[a]	434,565	10,625,114
Penn Virginia Corp.[a]	14,193	521,593
PetroCorp Inc. Escrow[a,c]	19,086	—
Renewable Energy Group Inc.[a,b]	339,681	4,398,869
Resolute Energy Corp.[a]	181,505	5,403,404
REX American Resources Corp.[a,b]	51,895	5,010,981
Ring Energy Inc.[a,b]	28,107	365,391
Rosehill Resources Inc.[a,b]	21,763	181,503
SandRidge Energy Inc.[a]	301,907	5,195,820
Scorpio Tankers Inc.	1,462,170	5,804,815
SemGroup Corp. Class A	584,269	15,775,263
Ship Finance International Ltd.	532,233	7,238,369
SilverBow Resources Inc.[a]	50,013	1,308,340

420

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2017

Security	Shares	Value
SRC Energy Inc.[a,b]	1,576,383	$10,609,058
Stone Energy Corp.[a]	173,508	3,189,077
Teekay Corp.[b]	483,849	3,227,273
Teekay Tankers Ltd. Class A	1,075,855	2,022,607
Ultra Petroleum Corp.[a]	1,572,485	17,061,462
Uranium Energy Corp.[a,b]	80,600	128,154
W&T Offshore Inc.[a]	794,482	1,557,185
Westmoreland Coal Co.[a,b]	128,879	627,641
WildHorse Resource Development Corp.[a,b]	181,302	2,242,706

		300,861,418
PAPER & FOREST PRODUCTS — 0.43%
Boise Cascade Co.[a]	276,947	8,419,189
Clearwater Paper Corp.[a,b]	143,481	6,707,737
Louisiana-Pacific Corp.[a]	80,543	1,941,892
Neenah Paper Inc.	25,931	2,080,963
PH Glatfelter Co.	384,561	7,514,322
Schweitzer-Mauduit International Inc.	217,997	8,116,028
Verso Corp. Class Aa	282,185	1,323,447

		36,103,578
PERSONAL PRODUCTS — 0.11%
Inter Parfums Inc.	81,483	2,986,352
Nature’s Sunshine Products Inc.	96,744	1,281,858
Nutraceutical International Corp.	72,653	3,025,997
Revlon Inc. Class Aa,b	73,331	1,737,945

		9,032,152
PHARMACEUTICALS — 0.62%
Aratana Therapeutics Inc.[a,b]	25,719	185,948
Cempra Inc.[a]	393,952	1,812,179
Clearside Biomedical Inc.[a,b]	81,784	745,052
Collegium Pharmaceutical Inc.[a,b]	192,544	2,408,726
Dermira Inc.[a,b]	60,964	1,776,491
Horizon Pharma PLC[a,b]	1,442,482	17,122,261
Impax Laboratories Inc.[a]	645,689	10,395,593
Intra-Cellular Therapies Inc.[a]	300,157	3,727,950
Lannett Co. Inc.[a,b]	249,671	5,093,288
Medicines Co. (The)[a,b]	47,584	1,808,668
MyoKardia Inc.[a]	17,878	234,202
Phibro Animal Health Corp. Series A	10,704	396,583
SciClone Pharmaceuticals Inc.[a]	302,310	3,325,410
Sucampo Pharmaceuticals Inc. Class Aa,b	35,269	370,325

Security	Shares	Value
Tetraphase Pharmaceuticals Inc.[a,b]	332,929	$2,373,784
Zogenix Inc.[a,b]	56,074	813,073

		52,589,533
PROFESSIONAL SERVICES — 1.15%
Acacia Research Corp.[a]	356,709	1,462,507
CBIZ Inc.[a]	452,913	6,793,695
Cogint Inc.[a,b]	184,402	931,230
CRA International Inc.	74,449	2,703,988
Franklin Covey Co.[a,b]	16,892	326,016
FTI Consulting Inc.[a,b]	364,165	12,731,208
GP Strategies Corp.[a]	12,039	317,830
Heidrick & Struggles International Inc.	163,078	3,546,946
Hill International Inc.[a,b]	34,640	180,128
Huron Consulting Group Inc.[a,b]	194,005	8,381,016
ICF International Inc.[a,b]	158,737	7,476,513
Kelly Services Inc. Class A	270,496	6,072,635
Korn/Ferry International	450,366	15,551,138
Mistras Group Inc.[a,b]	137,118	3,012,482
Navigant Consulting Inc.[a]	417,406	8,247,943
Pendrell Corp.[a]	104,374	754,624
Resources Connection Inc.	256,760	3,517,612
RPX Corp.[a]	400,457	5,586,375
TrueBlue Inc.[a]	350,113	9,277,994

		96,871,880
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.63%
Alexander & Baldwin Inc.	411,036	17,008,670
Consolidated-Tomoka Land Co.[b]	3,807	216,809
Forestar Group Inc.[a]	288,314	4,944,585
FRP Holdings Inc.[a,b]	59,136	2,729,126
Griffin Industrial Realty Inc.	9,149	287,004
Kennedy-Wilson Holdings Inc.	350,392	6,674,967
RE/MAX Holdings Inc. Class A	158,157	8,864,700
St. Joe Co. (The)[a,b]	431,047	8,082,131
Stratus Properties Inc.[b]	53,079	1,560,523
Tejon Ranch Co.[a,b]	132,951	2,744,109
Transcontinental Realty Investors Inc.[a,b]	15,859	426,448

		53,539,072
ROAD & RAIL — 0.52%
ArcBest Corp.	200,235	4,124,841
Covenant Transportation Group Inc. Class Aa,b	107,738	1,888,647
Daseke Inc.[a]	20,004	222,644

421

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2017

Security	Shares	Value
Heartland Express Inc.	23,445	$488,125
Hertz Global Holdings Inc.[a]	493,045	5,670,017
Knight Transportation Inc.[b]	40,759	1,510,121
Marten Transport Ltd.[b]	207,303	5,680,102
Roadrunner Transportation Systems Inc.[a]	273,609	1,989,137
Saia Inc.[a]	127,112	6,520,846
Schneider National Inc. Class B	22,288	498,583
Universal Logistics Holdings Inc.	26,242	393,630
Werner Enterprises Inc.	419,513	12,312,707
YRC Worldwide Inc.[a,b]	228,175	2,537,306

		43,836,706
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.14%
Alpha & Omega Semiconductor Ltd.[a]	156,364	2,606,588
Ambarella Inc.[a,b]	165,751	8,047,211
Amkor Technology Inc.[a]	854,647	8,349,901
AXT Inc.[a,b]	332,392	2,110,689
Cohu Inc.	198,139	3,118,708
Cree Inc.[a,b]	859,397	21,184,136
Cyberoptics Corp.[a,b]	30,655	633,026
Diodes Inc.[a]	251,373	6,040,493
DSP Group Inc.[a,b]	197,441	2,290,316
GSI Technology Inc.[a,b]	129,445	1,017,438
IXYS Corp.	222,424	3,658,875
Kopin Corp.[a,b]	63,546	235,756
Nanometrics Inc.[a]	38,831	982,036
NeoPhotonics Corp.[a,b]	288,373	2,226,240
NVE Corp.	3,651	281,127
PDF Solutions Inc.[a,b]	15,701	258,281
Photronics Inc.[a,b]	592,538	5,569,857
Rambus Inc.[a,b]	725,119	8,288,110
Rudolph Technologies Inc.[a]	30,607	699,370
Sigma Designs Inc.[a,b]	329,428	1,927,154
SunPower Corp.[a,b]	530,736	4,957,074
Veeco Instruments Inc.[a]	415,095	11,560,396
Xcerra Corp.[a]	65,611	641,019

		96,683,801
SOFTWARE — 0.93%
Agilysys Inc.[a]	142,937	1,446,522
American Software Inc./GA Class A	99,455	1,023,392
Bottomline Technologies de Inc.[a,b]	43,902	1,127,842
Digimarc Corp.[a,b]	5,088	204,283

Security	Shares	Value
EnerNOC Inc.[a]	202,861	$1,572,173
Glu Mobile Inc.[a,b]	874,224	2,185,560
MicroStrategy Inc. Class Aa	37,016	7,094,857
Monotype Imaging Holdings Inc.	191,873	3,511,276
Park City Group Inc.[a,b]	8,578	104,223
Progress Software Corp.	69,835	2,157,203
QAD Inc. Class A	31,347	1,004,671
RealNetworks Inc.[a,b]	233,960	1,013,047
Rosetta Stone Inc.[a,b]	126,076	1,359,099
Rubicon Project Inc. (The)[a]	396,308	2,037,023
SecureWorks Corp. Class Aa,b	74,388	691,065
Silver Spring Networks Inc.[a,b]	284,173	3,205,471
Synchronoss Technologies Inc.[a,b]	378,744	6,230,339
Telenav Inc.[a,b]	135,977	1,101,414
TiVo Corp.	1,032,855	19,262,746
VASCO Data Security International Inc.[a]	248,630	3,567,841
Verint Systems Inc.[a]	463,056	18,846,379

		78,746,426
SPECIALTY RETAIL — 2.58%
Aaron’s Inc.	557,639	21,692,157
Abercrombie & Fitch Co. Class A	604,955	7,525,640
America’s Car-Mart Inc./TXa,b	44,762	1,741,242
American Eagle Outfitters Inc.	1,434,029	17,280,049
Ascena Retail Group Inc.[a,b]	1,537,034	3,304,623
At Home Group Inc.[a,b]	9,737	226,775
Barnes & Noble Education Inc.[a,b]	342,595	3,641,785
Barnes & Noble Inc.	528,959	4,020,088
Big 5 Sporting Goods Corp.	179,314	2,340,048
Boot Barn Holdings Inc.[a,b]	112,328	795,282
Buckle Inc. (The)	255,365	4,545,497
Build-A-Bear Workshop Inc.[a,b]	126,965	1,326,784
Caleres Inc.	370,202	10,284,212
Carvana Co.[a,b]	125,267	2,564,215
Cato Corp. (The) Class A	214,778	3,777,945
Chico’s FAS Inc.	1,137,921	10,719,216
Citi Trends Inc.	130,361	2,766,260
Conn’s Inc.[a,b]	163,769	3,127,988
Container Store Group Inc. (The)[a,b]	146,342	866,345
DSW Inc. Class A	581,198	10,287,205
Express Inc.[a]	684,919	4,623,203
Finish Line Inc. (The) Class A	355,225	5,033,538
Genesco Inc.[a,b]	170,707	5,786,967

422

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2017

Security	Shares	Value
GNC Holdings Inc. Class Ab	602,141	$5,076,049
Group 1 Automotive Inc.	180,797	11,448,066
Guess? Inc.	531,185	6,788,544
Haverty Furniture Companies Inc.	166,931	4,189,968
Hibbett Sports Inc.[a,b]	190,724	3,957,523
Kirkland’s Inc.[a,b]	138,271	1,421,426
MarineMax Inc.[a]	92,731	1,812,891
Office Depot Inc.	4,506,484	25,416,570
Party City Holdco Inc.[a,b]	229,169	3,586,495
Pier 1 Imports Inc.	718,861	3,730,889
Rent-A-Center Inc./TX	382,728	4,485,572
Shoe Carnival Inc.	104,205	2,175,800
Sonic Automotive Inc. Class A	236,898	4,607,666
Tailored Brands Inc.	302,530	3,376,235
Tilly’s Inc. Class A	118,652	1,204,318
Vitamin Shoppe Inc.[a,b]	190,997	2,225,115
West Marine Inc.	164,800	2,117,680
Zumiez Inc.[a,b]	166,071	2,050,977

		217,948,848
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.24%
Avid Technology Inc.[a,b]	94,233	495,665
Cray Inc.[a]	356,862	6,566,261
Eastman Kodak Co.[a,b]	24,077	219,101
Quantum Corp.[a]	201,995	1,577,581
Stratasys Ltd.[a,b]	222,355	5,183,095
Super Micro Computer Inc.[a,b]	270,617	6,670,709

		20,712,412
TEXTILES, APPAREL & LUXURY GOODS — 0.77%
Columbia Sportswear Co.	165,377	9,601,789
Crocs Inc.[a]	188,571	1,453,882
Deckers Outdoor Corp.[a]	261,265	17,833,949
Delta Apparel Inc.[a,b]	61,121	1,355,664
Fossil Group Inc.[a,b]	382,352	3,957,343
G-III Apparel Group Ltd.[a,b]	383,068	9,557,546
Iconix Brand Group Inc.[a,b]	445,870	3,080,962
Movado Group Inc.	136,380	3,443,595
Oxford Industries Inc.	88,666	5,540,738
Perry Ellis International Inc.[a,b]	114,537	2,228,890
Sequential Brands Group Inc.[a,b]	350,517	1,398,563
Unifi Inc.[a,b]	136,752	4,211,962
Vera Bradley Inc.[a,b]	180,737	1,767,608

		65,432,491

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 3.93%
ASB Bancorp. Inc.[a]	25,413	$1,116,901
Astoria Financial Corp.	822,148	16,566,282
Bank Mutual Corp.	377,206	3,451,435
BankFinancial Corp.	129,339	1,929,738
Bear State Financial Inc.	172,882	1,635,464
Beneficial Bancorp. Inc.	612,615	9,189,225
BofI Holding Inc.[a,b]	308,205	7,310,623
BSB Bancorp. Inc./MAa,b	55,157	1,613,342
Capitol Federal Financial Inc.	1,135,416	16,134,261
Charter Financial Corp./MD	86,931	1,564,758
Clifton Bancorp. Inc.	182,335	3,013,997
Dime Community Bancshares Inc.	280,797	5,503,621
Entegra Financial Corp.[a,b]	55,786	1,269,131
ESSA Bancorp. Inc.	80,596	1,186,373
Federal Agricultural Mortgage Corp. Class C	78,181	5,058,311
First Defiance Financial Corp.	88,592	4,667,027
Flagstar Bancorp. Inc.[a,b]	188,882	5,821,343
Greene County Bancorp. Inc.	6,709	182,485
Hingham Institution for Savings	6,043	1,099,403
Home Bancorp. Inc.	52,478	2,231,365
HomeStreet Inc.[a,b]	256,634	7,102,346
IMPAC Mortgage Holdings Inc.[a,b]	97,699	1,478,186
Kearny Financial Corp./MD	747,234	11,096,425
Malvern Bancorp. Inc.[a]	57,829	1,385,004
Meridian Bancorp. Inc.	357,393	6,039,942
Meta Financial Group Inc.	72,088	6,415,832
MGIC Investment Corp.[a]	3,258,255	36,492,456
Nationstar Mortgage Holdings Inc.[a,b]	261,160	4,672,152
NMI Holdings Inc. Class Aa,b	428,415	4,905,352
Northfield Bancorp. Inc.	344,525	5,908,604
Northwest Bancshares Inc.	836,842	13,063,104
OceanFirst Financial Corp.	280,076	7,595,661
Oconee Federal Financial Corp.	11,659	324,004
Ocwen Financial Corp.[a,b]	887,714	2,387,951
Oritani Financial Corp.	350,524	5,976,434
PCSB Financial Corp.[a,b]	161,213	2,750,294
PennyMac Financial Services Inc. Class Aa,b,d	93,191	1,556,290
PHH Corp.[a,b]	467,757	6,441,014
Provident Bancorp. Inc.[a,b]	36,912	830,520
Provident Financial Holdings Inc.	55,901	1,076,094

423

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2017

Security	Shares	Value
Provident Financial Services Inc.	542,602	$13,771,239
Prudential Bancorp. Inc.[b]	74,748	1,357,424
Radian Group Inc.	1,906,778	31,175,820
Riverview Bancorp. Inc.	173,786	1,153,939
SI Financial Group Inc.	101,688	1,637,177
Southern Missouri Bancorp. Inc.	49,552	1,598,547
Territorial Bancorp. Inc.	70,081	2,185,826
Timberland Bancorp. Inc./WA	56,089	1,417,369
TrustCo Bank Corp. NY	818,735	6,345,196
United Community Financial Corp./OH	430,928	3,581,012
United Financial Bancorp. Inc.	448,000	7,477,120
Walker & Dunlop Inc.[a,b]	35,582	1,737,469
Washington Federal Inc.	787,121	26,132,417
Waterstone Financial Inc.	207,398	3,909,452
Western New England Bancorp Inc.	225,932	2,293,210
WSFS Financial Corp.	196,284	8,901,479

		332,717,446
TOBACCO — 0.28%
Universal Corp./VA	218,642	14,146,137
Vector Group Ltd.	446,643	9,522,429

		23,668,566
TRADING COMPANIES & DISTRIBUTORS — 1.50%
Aircastle Ltd.	422,323	9,185,525
Beacon Roofing Supply Inc.[a]	137,099	6,717,851
BMC Stock Holdings Inc.[a]	548,220	11,978,607
CAI International Inc.[a,b]	74,150	1,749,940
DXP Enterprises Inc./TXa	32,659	1,126,736
Foundation Building Materials Inc.[a]	82,589	1,062,095
GATX Corp.	343,479	22,075,395
Huttig Building Products Inc.[a]	60,006	420,642
Kaman Corp.	218,351	10,889,164
Lawson Products Inc./DEa,b	15,938	353,027
MRC Global Inc.[a,b]	786,290	12,989,511
Neff Corp.[a,b]	7,424	141,056
Nexeo Solutions Inc.[a]	235,052	1,950,932
NOW Inc.[a,b]	945,832	15,208,979
Rush Enterprises Inc. Class Aa,b	138,569	5,151,995
Rush Enterprises Inc. Class Ba,b	26,120	951,029
Textainer Group Holdings Ltd.	241,344	3,499,488
Titan Machinery Inc.[a,b]	165,983	2,984,374
Triton International Ltd.	384,012	12,841,361
Veritiv Corp.[a,b]	102,558	4,615,110

Security	Shares	Value
Willis Lease Finance Corp.[a,b]	30,393	$812,405

		126,705,222
WATER UTILITIES — 0.39%
American States Water Co.	100,506	4,764,990
AquaVenture Holdings Ltd.[a,b]	105,586	1,608,075
Artesian Resources Corp. Class A	69,978	2,633,972
Cadiz Inc.[a,b]	188,378	2,543,103
California Water Service Group	162,225	5,969,880
Connecticut Water Service Inc.	98,053	5,442,922
Consolidated Water Co. Ltd.	133,708	1,657,979
Middlesex Water Co.	20,457	810,097
SJW Group	145,372	7,149,395
York Water Co. (The)	11,660	406,351

		32,986,764
WIRELESS TELECOMMUNICATION SERVICES — 0.04%
Spok Holdings Inc.	184,093	3,258,446

		3,258,446

TOTAL COMMON STOCKS)
(Cost: $8,078,690,592		8,437,239,115

SHORT-TERM INVESTMENTS — 10.35%

MONEY MARKET FUNDS — 10.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[e,f,g]	863,920,214	864,179,390
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[e,f]	11,246,124	11,246,124

		875,425,514

TOTAL SHORT-TERM INVESTMENTS
(Cost: $875,225,214)		875,425,514

424

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 110.10%
(Cost: $8,953,915,806)[h]	$9,312,664,629
Other Assets, Less Liabilities — (10.10)%	(854,126,401)

NET ASSETS — 100.00%	$8,458,538,228

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliated issuer. See Schedule 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $9,102,816,895. Net unrealized appreciation was $209,847,734, of which $955,184,858 represented gross unrealized appreciation on securities and $745,337,124 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PennyMac Financial Services Inc. Class A	93,191	—	—	93,191	$1,556,290	$—	$—
PennyMac Mortgage Investment Trust	610,001	—	(19,331)	590,670	10,803,354	286,700	(103,566)

					$12,359,644	$286,700	$(103,566)

Schedule 2 — Futures Contracts

Futures contracts outstanding as of June 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	294	Sep. 2017	ICE Markets Equity	$20,769,055	$20,790,210	$21,155

425

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$8,434,859,546	$2,377,835	$1,734	$8,437,239,115
Money market funds	875,425,514	—	—	875,425,514

Total	$9,310,285,060	$2,377,835	$1,734	$9,312,664,629

Derivative financial instruments[a]:
Assets:
Futures contracts	$21,155	$—	$—	$21,155

Total	$21,155	$—	$—	$21,155

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

426

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.74%

AEROSPACE & DEFENSE — 2.16%
AAR Corp.	10,932	$379,996
Aerojet Rocketdyne Holdings Inc.[a]	21,075	438,360
Aerovironment Inc.[a,b]	7,556	288,639
Arconic Inc.	119,907	2,715,894
Astronics Corp.[a]	5,186	158,017
Axon Enterprise Inc.[a,b]	15,930	400,480
Boeing Co. (The)	174,783	34,563,338
BWX Technologies Inc.	28,130	1,371,337
Cubic Corp.	7,509	347,667
Curtiss-Wright Corp.	13,644	1,252,246
DigitalGlobe Inc.[a,b]	20,095	669,164
Ducommun Inc.[a]	3,077	97,172
Engility Holdings Inc.[a]	4,576	129,958
Esterline Technologies Corp.[a]	7,979	756,409
General Dynamics Corp.	79,782	15,804,814
HEICO Corp.	7,995	574,361
HEICO Corp. Class A	14,332	889,301
Hexcel Corp.	28,738	1,517,079
Huntington Ingalls Industries Inc.	13,876	2,583,156
KEYW Holding Corp. (The)[a,b]	17,368	162,391
KLX Inc.[a]	16,775	838,750
Kratos Defense & Security Solutions Inc.[a,b]	21,838	259,217
L3 Technologies Inc.	23,976	4,005,910
Lockheed Martin Corp.	76,978	21,369,863
Mercury Systems Inc.[a]	14,408	606,433
Moog Inc. Class Aa	9,584	687,364
National Presto Industries Inc.	1,324	146,302
Northrop Grumman Corp.	49,553	12,720,751
Orbital ATK Inc.	17,883	1,758,972
Raytheon Co.	89,433	14,441,641
Rockwell Collins Inc.	49,890	5,242,441
Sparton Corp.[a]	2,986	65,662
Spirit AeroSystems Holdings Inc. Class A	37,125	2,151,022
Teledyne Technologies Inc.[a]	10,347	1,320,795
Textron Inc.	83,051	3,911,702
TransDigm Group Inc.	14,841	3,990,300
Triumph Group Inc.	14,862	469,639

Security	Shares	Value
United Technologies Corp.	229,336	$28,004,219
Vectrus Inc.[a]	3,007	97,186
Wesco Aircraft Holdings Inc.[a,b]	15,030	163,076

		167,351,024
AIR FREIGHT & LOGISTICS — 0.65%
Air Transport Services Group Inc.[a]	15,167	330,337
Atlas Air Worldwide Holdings Inc.[a]	7,622	397,487
CH Robinson Worldwide Inc.	43,478	2,986,069
Echo Global Logistics Inc.[a,b]	7,694	153,111
Expeditors International of Washington Inc.	54,769	3,093,353
FedEx Corp.	76,051	16,528,164
Forward Air Corp.	8,573	456,769
Hub Group Inc. Class Aa	10,733	411,611
Radiant Logistics Inc.[a]	9,832	52,896
United Parcel Service Inc. Class B	211,986	23,443,532
XPO Logistics Inc.[a]	33,859	2,188,307

		50,041,636
AIRLINES — 0.58%
Alaska Air Group Inc.	36,944	3,316,093
Allegiant Travel Co.	4,199	569,384
American Airlines Group Inc.	136,815	6,884,531
Copa Holdings SA Class A	9,558	1,118,286
Delta Air Lines Inc.	207,572	11,154,919
Hawaiian Holdings Inc.[a]	16,574	778,149
JetBlue Airways Corp.[a]	102,326	2,336,103
SkyWest Inc.	14,735	517,199
Southwest Airlines Co.	172,456	10,716,416
Spirit Airlines Inc.[a]	20,886	1,078,762
United Continental Holdings Inc.[a]	86,319	6,495,505

		44,965,347
AUTO COMPONENTS — 0.35%
Adient PLC	29,043	1,898,831
American Axle & Manufacturing Holdings Inc.[a]	24,233	378,035
BorgWarner Inc.	64,901	2,749,206
Cooper Tire & Rubber Co.	15,621	563,918
Cooper-Standard Holding Inc.[a]	5,543	559,122
Dana Inc.	43,292	966,710

427

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
Delphi Automotive PLC	82,204	$7,205,181
Dorman Products Inc.[a,b]	8,655	716,374
Fox Factory Holding Corp.[a]	10,677	380,101
Gentex Corp.	88,045	1,670,214
Gentherm Inc.[a]	12,162	471,886
Goodyear Tire & Rubber Co. (The)	76,966	2,690,731
Horizon Global Corp.[a]	5,166	74,184
LCI Industries	7,181	735,334
Lear Corp.	21,209	3,013,375
Modine Manufacturing Co.[a]	13,760	227,728
Motorcar Parts of America Inc.[a]	6,301	177,940
Shiloh Industries Inc.[a,b]	6,263	73,528
Standard Motor Products Inc.	6,019	314,312
Stoneridge Inc.[a]	7,913	121,939
Superior Industries International Inc.	6,560	134,808
Tenneco Inc.	16,056	928,519
Tower International Inc.	5,821	130,682
Visteon Corp.[a]	9,566	976,306
VOXX International Corp.[a]	10,760	88,232

		27,247,196
AUTOMOBILES — 0.61%
Ford Motor Co.	1,199,925	13,427,161
General Motors Co.	421,007	14,705,774
Harley-Davidson Inc.	53,695	2,900,604
Tesla Inc.[a,b]	39,910	14,431,855
Thor Industries Inc.	14,755	1,542,193
Winnebago Industries Inc.	8,569	299,915

		47,307,502
BANKS — 6.64%
1st Source Corp.	4,663	223,544
Access National Corp.[b]	3,951	104,781
ACNB Corp.	1,819	55,480
Allegiance Bancshares Inc.[a,b]	4,092	156,724
American National Bankshares Inc.	2,239	82,731
Ameris Bancorp.	11,585	558,397
Ames National Corp.	2,300	70,380
Arrow Financial Corp.	3,238	102,483
Associated Banc-Corp.	46,680	1,176,336
Atlantic Capital Bancshares Inc.[a,b]	5,207	98,933

Security	Shares	Value
Banc of California Inc.	14,427	$310,181
BancFirst Corp.	2,758	266,423
Banco Latinoamericano de Comercio Exterior SA Class E	8,194	224,352
Bancorp. Inc. (The)[a]	19,248	145,900
BancorpSouth Inc.	25,939	791,139
Bank of America Corp.	3,061,452	74,270,826
Bank of Commerce Holdings	6,978	77,107
Bank of Hawaii Corp.	13,052	1,082,924
Bank of Marin Bancorp.	1,410	86,786
Bank of NT Butterfield & Son Ltd. (The)	16,393	559,001
Bank of the Ozarks Inc.	35,011	1,640,966
BankUnited Inc.	32,522	1,096,317
Bankwell Financial Group Inc.	1,754	54,777
Banner Corp.	10,232	578,210
Bar Harbor Bankshares	5,002	154,162
BB&T Corp.	248,865	11,300,960
BCB Bancorp. Inc.	4,999	76,485
Berkshire Hills Bancorp. Inc.	9,777	343,662
Blue Hills Bancorp. Inc.	8,231	147,335
BOK Financial Corp.	8,231	692,474
Boston Private Financial Holdings Inc.	27,069	415,509
Bridge Bancorp. Inc.	5,141	171,195
Brookline Bancorp. Inc.	20,235	295,431
Bryn Mawr Bank Corp.	5,668	240,890
C&F Financial Corp.	975	45,728
Cadence BanCorp[a]	3,499	76,558
California First National Bancorp.	739	13,930
Camden National Corp.	4,342	186,315
Capital Bank Financial Corp. Class A	7,730	294,513
Capital City Bank Group Inc.	3,225	65,855
Capstar Financial Holdings Inc.[a]	912	16,179
Carolina Financial Corp.	3,082	99,610
Cathay General Bancorp.	22,283	845,640
CenterState Banks Inc.	17,093	424,932
Central Pacific Financial Corp.	9,057	285,024
Central Valley Community Bancorp.	2,579	57,151
Century Bancorp. Inc./MA Class A	995	63,282

428

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
Chemical Financial Corp.	21,606	$1,045,946
Chemung Financial Corp.	953	38,959
CIT Group Inc.	61,667	3,003,183
Citigroup Inc.	846,790	56,633,315
Citizens & Northern Corp.	3,393	78,921
Citizens Financial Group Inc.	155,615	5,552,343
City Holding Co.[b]	4,242	279,421
Civista Bancshares Inc.	4,002	83,562
CNB Financial Corp./PA	3,607	86,460
CoBiz Financial Inc.	9,949	173,113
Codorus Valley Bancorp. Inc.	2,402	68,217
Columbia Banking System Inc.	18,127	722,361
Comerica Inc.	53,530	3,920,537
Commerce Bancshares Inc./MO	26,887	1,527,988
Commerce Union Bancshares Inc.	3,334	79,583
Community Bank System Inc.[b]	15,548	867,112
Community Bankers Trust Corp.[a]	9,448	77,946
Community Financial Corp. (The)	2,004	77,154
Community Trust Bancorp. Inc.	4,468	195,475
ConnectOne Bancorp. Inc.	7,919	178,573
County Bancorp. Inc.	1,407	33,768
CU Bancorp.[a]	4,915	177,677
Cullen/Frost Bankers Inc.	17,600	1,652,816
Customers Bancorp. Inc.[a,b]	9,168	259,271
CVB Financial Corp.	30,339	680,504
DNB Financial Corp.[b]	2,207	75,700
Eagle Bancorp. Inc.[a]	9,884	625,657
East West Bancorp. Inc.	44,455	2,604,174
Enterprise Bancorp. Inc./MA	2,774	98,588
Enterprise Financial Services Corp.	7,029	286,783
Equity Bancshares Inc. Class Aa	2,081	63,762
Evans Bancorp. Inc.	1,923	76,824
F.N.B. Corp.	100,688	1,425,742
Farmers & Merchants Bancorp. Inc./Archbold OHb	1,541	95,542
Farmers Capital Bank Corp.	2,825	108,904
Farmers National Banc Corp.	7,454	108,083
FB Financial Corp.[a,b]	3,047	110,271
FCB Financial Holdings Inc. Class Aa	9,927	474,014

Security	Shares	Value
Fidelity Southern Corp.	7,041	$160,957
Fifth Third Bancorp.	230,527	5,984,481
Financial Institutions Inc.	3,991	118,932
First Bancorp. Inc./ME	2,406	65,106
First BanCorp./Puerto Rico[a]	49,962	289,280
First Bancorp./Southern Pines NC	7,058	220,633
First Bancshares Inc. (The)[b]	2,811	77,584
First Busey Corp.	8,424	246,992
First Business Financial Services Inc.	2,264	52,253
First Citizens BancShares Inc./NC Class A	2,233	832,239
First Commonwealth Financial Corp.	31,420	398,406
First Community Bancshares Inc./VA	5,184	141,782
First Community Financial Partners Inc.[a]	4,093	52,800
First Connecticut Bancorp. Inc./Farmington CT	5,117	131,251
First Financial Bancorp.	19,487	539,790
First Financial Bankshares Inc.	18,747	828,617
First Financial Corp./IN	3,263	154,340
First Financial Northwest Inc.	2,769	44,664
First Foundation Inc.[a]	7,964	130,849
First Guaranty Bancshares Inc.[b]	2,923	79,623
First Hawaiian Inc.	16,286	498,677
First Horizon National Corp.	69,227	1,205,934
First Internet Bancorp.	1,511	42,384
First Interstate BancSystem Inc.	6,866	255,415
First Merchants Corp.	12,035	483,085
First Mid-Illinois Bancshares Inc.	3,976	136,138
First Midwest Bancorp. Inc./IL	31,122	725,454
First Northwest Bancorp.[a]	3,314	52,262
First of Long Island Corp. (The)	7,694	220,048
First Republic Bank/CA	47,685	4,773,268
Flushing Financial Corp.	8,811	248,382
FNB Bancorp./CAb	2,973	81,639
Franklin Financial Network Inc.[a,b]	3,905	161,081
Fulton Financial Corp.	53,366	1,013,954
German American Bancorp. Inc.	7,581	258,436

429

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
Glacier Bancorp. Inc.	23,173	$848,364
Great Southern Bancorp. Inc.	3,047	163,015
Great Western Bancorp. Inc.	17,458	712,461
Green Bancorp. Inc.[a]	7,141	138,535
Guaranty Bancorp.	7,396	201,171
Guaranty Bancshares Inc./TX	2,556	81,664
Hancock Holding Co.	25,394	1,244,306
Hanmi Financial Corp.	8,896	253,091
HarborOne Bancorp Inc.[a,b]	4,381	87,445
Heartland Financial USA Inc.	7,761	365,543
Heritage Commerce Corp.	11,693	161,130
Heritage Financial Corp./WA	8,478	224,667
Hilltop Holdings Inc.	23,685	620,784
Home BancShares Inc./AR	37,603	936,315
HomeTrust Bancshares Inc.[a]	6,366	155,330
Hope Bancorp Inc.	40,206	749,842
Horizon Bancorp./IN	5,191	136,783
Howard Bancorp. Inc.[a,b]	4,132	79,541
Huntington Bancshares Inc./OH	333,385	4,507,365
IBERIABANK Corp.	15,300	1,246,950
Independent Bank Corp./MI	6,490	141,158
Independent Bank Corp./Rockland MA	8,536	568,924
Independent Bank Group Inc.	5,730	340,935
International Bancshares Corp.	17,138	600,687
Investar Holding Corp.	3,420	78,318
Investors Bancorp. Inc.	79,034	1,055,894
JPMorgan Chase & Co.	1,087,127	99,363,408
KeyCorp	335,240	6,282,398
Lakeland Bancorp. Inc.	13,331	251,289
Lakeland Financial Corp.	7,051	323,500
LCNB Corp.	2,593	51,860
LegacyTexas Financial Group Inc.	13,973	532,790
Live Oak Bancshares Inc.[b]	6,836	165,431
M&T Bank Corp.	44,391	7,189,122
Macatawa Bank Corp.	7,887	75,242
MainSource Financial Group Inc.	8,528	285,773
MB Financial Inc.	23,714	1,044,365
MBT Financial Corp.	5,335	51,750
Mercantile Bank Corp.	5,540	174,399
Middlefield Banc Corp.	1,546	77,918
Midland States Bancorp. Inc.	4,670	156,538

Security	Shares	Value
MidSouth Bancorp. Inc.	6,765	$79,489
MidWestOne Financial Group Inc.	4,260	144,371
MutualFirst Financial Inc.	1,679	59,940
National Bank Holdings Corp. Class A	8,436	279,316
National Bankshares Inc.	2,000	81,600
National Commerce Corp.[a]	3,773	149,222
NBT Bancorp. Inc.	12,536	463,205
Nicolet Bankshares Inc.[a]	2,075	113,523
Northrim BanCorp. Inc.	2,029	61,682
Norwood Financial Corp.[b]	1,857	78,458
OFG Bancorp.	13,075	130,750
Ohio Valley Banc Corp.	2,249	81,076
Old Line Bancshares Inc.	2,474	69,717
Old National Bancorp./IN	39,182	675,889
Old Point Financial Corp.[b]	2,524	82,989
Old Second Bancorp. Inc.	8,937	103,222
Opus Bank	5,672	137,262
Orrstown Financial Services Inc.	2,210	50,499
Pacific Continental Corp.	5,241	133,908
Pacific Mercantile Bancorp.[a]	4,562	40,146
Pacific Premier Bancorp. Inc.[a]	12,536	462,578
PacWest Bancorp.	36,977	1,726,826
Paragon Commercial Corp.[a,b]	1,717	90,091
Park National Corp.	4,184	433,964
Park Sterling Corp.	15,573	185,007
Parke Bancorp. Inc.	3,611	80,886
Peapack Gladstone Financial Corp.	5,628	176,100
Penns Woods Bancorp. Inc.	1,081	44,516
People’s United Financial Inc.	104,222	1,840,561
People’s Utah Bancorp.	5,244	140,539
Peoples Bancorp. Inc./OH	3,992	128,263
Peoples Bancorp. of North Carolina Inc.	2,567	81,117
Peoples Financial Services Corp.	2,174	95,069
Pinnacle Financial Partners Inc.	22,269	1,398,493
PNC Financial Services Group Inc. (The)[c]	148,671	18,564,548
Popular Inc.	30,477	1,271,196
Preferred Bank/Los Angeles CA	3,361	179,713
Premier Financial Bancorp. Inc.	2,840	58,532

430

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
Prosperity Bancshares Inc.	20,038	$1,287,241
QCR Holdings Inc.	3,397	161,018
Regions Financial Corp.	369,045	5,402,819
Renasant Corp.	13,013	569,189
Republic Bancorp. Inc./KY Class A	2,903	103,637
Republic First Bancorp. Inc.[a,b]	18,595	172,004
S&T Bancorp. Inc.	10,966	393,241
Sandy Spring Bancorp. Inc.	7,137	290,190
Seacoast Banking Corp. of Florida[a]	12,180	293,538
ServisFirst Bancshares Inc.	13,417	494,953
Shore Bancshares Inc.	3,707	60,980
Sierra Bancorp.	3,329	81,727
Signature Bank/New York NYa	16,379	2,350,878
Simmons First National Corp. Class A	8,523	450,867
SmartFinancial Inc.[a]	3,231	77,156
South State Corp.	8,807	754,760
Southern First Bancshares Inc.[a]	1,757	65,097
Southern National Bancorp. of Virginia Inc.	3,343	58,837
Southside Bancshares Inc.	7,778	271,763
Southwest Bancorp. Inc.	5,464	139,605
State Bank Financial Corp.	12,059	327,040
Sterling Bancorp./DE	39,155	910,354
Stock Yards Bancorp. Inc.	7,129	277,318
Stonegate Bank	3,680	169,942
Summit Financial Group Inc.	2,463	54,186
Sun Bancorp. Inc./NJb	2,193	54,057
Sunshine Bancorp. Inc.[a,b]	3,532	75,267
SunTrust Banks Inc.	148,418	8,418,269
SVB Financial Group[a]	15,953	2,804,378
Synovus Financial Corp.	37,119	1,642,145
TCF Financial Corp.	49,561	790,002
Texas Capital Bancshares Inc.[a]	15,038	1,163,941
Tompkins Financial Corp.	4,178	328,892
TowneBank/Portsmouth VA	16,951	522,091
TriCo Bancshares	5,619	197,508
Tristate Capital Holdings Inc.[a,b]	6,504	163,901
Triumph Bancorp. Inc.[a]	6,134	150,590
Trustmark Corp.	19,720	634,195
Two River Bancorp.	4,366	81,164
U.S. Bancorp.	486,397	25,253,732

Security	Shares	Value
UMB Financial Corp.	13,291	$994,964
Umpqua Holdings Corp.	68,784	1,262,874
Union Bankshares Corp.	12,638	428,428
Union Bankshares Inc./Morrisville VTb	1,156	54,910
United Bankshares Inc./WV	30,619	1,200,265
United Community Banks Inc./GA	20,648	574,014
United Security Bancshares/Fresno CA	7,986	73,871
Unity Bancorp. Inc.	4,666	80,255
Univest Corp. of Pennsylvania	8,433	252,568
Valley National Bancorp.	78,108	922,455
Veritex Holdings Inc.[a]	5,449	143,472
Washington Trust Bancorp. Inc.	4,212	217,129
WashingtonFirst Bankshares Inc.	2,509	86,636
Webster Financial Corp.	27,988	1,461,533
Wells Fargo & Co.	1,380,734	76,506,471
WesBanco Inc.	12,823	507,021
West Bancorp. Inc.	4,373	103,421
Westamerica Bancorp.	7,906	443,052
Western Alliance Bancorp.[a]	29,515	1,452,138
Wintrust Financial Corp.	16,909	1,292,524
Zions BanCorp.	60,919	2,674,953

		514,414,193
BEVERAGES — 1.73%
Boston Beer Co. Inc. (The) Class Aa,b	2,521	333,150
Brown-Forman Corp. Class A	17,342	854,961
Brown-Forman Corp. Class B	54,133	2,630,864
Castle Brands Inc.[a]	45,839	78,843
Coca-Cola Bottling Co. Consolidated	1,293	295,929
Coca-Cola Co. (The)	1,181,085	52,971,662
Constellation Brands Inc. Class A	49,685	9,625,475
Craft Brew Alliance Inc.[a,b]	3,001	50,567
Dr Pepper Snapple Group Inc.	55,997	5,101,887
MGP Ingredients Inc.[b]	4,491	229,804
Molson Coors Brewing Co. Class B	52,601	4,541,570
Monster Beverage Corp.[a]	126,691	6,294,009
National Beverage Corp.[b]	3,984	372,743

431

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
PepsiCo Inc.	439,093	$50,710,850
Primo Water Corp.[a]	6,338	80,493

		134,172,807
BIOTECHNOLOGY — 3.17%
AbbVie Inc.	489,536	35,496,255
Abeona Therapeutics Inc.[a,b]	15,493	99,155
ACADIA Pharmaceuticals Inc.[a,b]	30,138	840,549
Acceleron Pharma Inc.[a,b]	9,392	285,423
Achaogen Inc.[a]	8,836	192,006
Achillion Pharmaceuticals Inc.[a]	33,530	153,903
Acorda Therapeutics Inc.[a,b]	11,895	234,331
Adamas Pharmaceuticals Inc.[a,b]	3,627	63,436
Aduro Biotech Inc.[a,b]	9,931	113,213
Advaxis Inc.[a,b]	8,454	54,866
Agenus Inc.[a,b]	26,077	101,961
Agios Pharmaceuticals Inc.[a,b]	12,726	654,753
Aimmune Therapeutics Inc.[a,b]	9,649	198,383
Akebia Therapeutics Inc.[a]	10,329	148,428
Alder Biopharmaceuticals Inc.[a,b]	13,785	157,838
Alexion Pharmaceuticals Inc.[a]	66,904	8,140,210
Alkermes PLC[a]	46,891	2,718,271
Alnylam Pharmaceuticals Inc.[a,b]	22,586	1,801,459
AMAG Pharmaceuticals Inc.[a,b]	10,298	189,483
Amgen Inc.	226,090	38,939,481
Amicus Therapeutics Inc.[a,b]	44,770	450,834
AnaptysBio Inc.[a]	1,518	36,326
Anavex Life Sciences Corp.[a,b]	9,772	51,987
Ardelyx Inc.[a,b]	8,038	40,994
Arena Pharmaceuticals Inc.[a,b]	7,860	132,598
Array BioPharma Inc.[a,b]	50,526	422,903
Asterias Biotherapeutics Inc.[a,b]	3,098	10,998
Atara Biotherapeutics Inc.[a,b]	5,503	77,042
Athersys Inc.[a,b]	22,790	34,413
Audentes Therapeutics Inc.[a]	6,126	117,190
Avexis Inc.[a,b]	6,220	511,035
Axovant Sciences Ltd.[a,b]	9,595	222,508
Bellicum Pharmaceuticals Inc.[a]	8,759	102,305
BioCryst Pharmaceuticals Inc.[a]	20,225	112,451
Biogen Inc.[a]	65,149	17,678,833
Biohaven Pharmaceutical Holding Co. Ltd.[a]	3,048	76,200
BioMarin Pharmaceutical Inc.[a]	53,525	4,861,140
BioSpecifics Technologies Corp.[a]	1,051	52,035

Security	Shares	Value
BioTime Inc.[a,b]	22,508	$70,900
Bioverativ Inc.[a]	33,419	2,010,821
Bluebird Bio Inc.[a,b]	12,306	1,292,745
Blueprint Medicines Corp.[a]	11,835	599,679
Calithera Biosciences Inc.[a]	9,332	138,580
Cara Therapeutics Inc.[a,b]	6,571	101,128
Cascadian Therapeutics Inc.[a]	21,579	80,166
Catalyst Pharmaceuticals Inc.[a]	28,587	78,900
Celgene Corp.[a]	238,078	30,919,190
Celldex Therapeutics Inc.[a,b]	29,647	73,228
ChemoCentryx Inc.[a]	7,141	66,840
Chimerix Inc.[a,b]	13,311	72,545
Clovis Oncology Inc.[a,b]	11,991	1,122,717
Coherus Biosciences Inc.[a]	9,724	139,539
Conatus Pharmaceuticals Inc.[a]	15,160	87,322
Concert Pharmaceuticals Inc.[a]	4,590	64,031
Corbus Pharmaceuticals Holdings Inc.[a,b]	13,495	85,019
Corvus Pharmaceuticals Inc.[a,b]	1,003	12,136
Curis Inc.[a]	29,895	56,502
Cytokinetics Inc.[a,b]	12,695	153,610
CytomX Therapeutics Inc.[a]	10,774	166,997
Dyax Corp.[d]	40,743	93,301
Dynavax Technologies Corp.[a]	11,434	110,338
Eagle Pharmaceuticals Inc./DEa	2,392	188,705
Edge Therapeutics Inc.[a,b]	2,445	25,086
Editas Medicine Inc.[a,b]	10,300	172,834
Emergent BioSolutions Inc.[a]	9,920	336,387
Enanta Pharmaceuticals Inc.[a]	4,581	164,824
Epizyme Inc.[a,b]	11,131	168,078
Esperion Therapeutics Inc.[a,b]	3,693	170,912
Exact Sciences Corp.[a,b]	34,080	1,205,410
Exelixis Inc.[a]	88,581	2,181,750
Fate Therapeutics Inc.[a,b]	24,375	78,975
FibroGen Inc.[a,b]	17,357	560,631
Five Prime Therapeutics Inc.[a]	8,591	258,675
Flexion Therapeutics Inc.[a,b]	8,829	178,522
Fortress Biotech Inc.[a,b]	10,158	48,251
Foundation Medicine Inc.[a,b]	4,164	165,519
Genocea Biosciences Inc.[a,b]	14,701	76,739
Genomic Health Inc.[a]	6,920	225,246
Geron Corp.[a,b]	40,534	112,279
Gilead Sciences Inc.	399,742	28,293,739

432

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
Global Blood Therapeutics Inc.[a,b]	11,247	$307,605
Halozyme Therapeutics Inc.[a,b]	32,346	414,676
Heron Therapeutics Inc.[a,b]	12,667	175,438
Idera Pharmaceuticals Inc.[a,b]	33,132	56,987
Ignyta Inc.[a]	13,183	136,444
Immune Design Corp.[a]	4,669	45,523
ImmunoGen Inc.[a,b]	23,939	170,206
Immunomedics Inc.[a,b]	35,031	309,324
Incyte Corp.[a]	51,694	6,508,792
Inovio Pharmaceuticals Inc.[a,b]	17,899	140,328
Insmed Inc.[a]	19,443	333,642
Insys Therapeutics Inc.[a,b]	7,107	89,904
Intellia Therapeutics Inc.[a]	2,098	33,568
Intercept Pharmaceuticals Inc.[a,b]	5,159	624,600
Intrexon Corp.[a,b]	17,763	427,911
Invitae Corp.[a]	11,594	110,839
Ionis Pharmaceuticals Inc.[a,b]	37,853	1,925,582
Iovance Biotherapeutics Inc.[a,b]	22,398	164,625
Ironwood Pharmaceuticals Inc.[a]	40,672	767,887
Jounce Therapeutics Inc.[a]	1,947	27,316
Juno Therapeutics Inc.[a,b]	18,742	560,198
Karyopharm Therapeutics Inc.[a,b]	6,817	61,694
Keryx Biopharmaceuticals Inc.[a,b]	28,324	204,783
Kindred Biosciences Inc.[a,b]	9,868	84,865
Kite Pharma Inc.[a]	14,897	1,544,372
Kura Oncology Inc.[a]	10,917	101,528
La Jolla Pharmaceutical Co.[a,b]	5,955	177,280
Lexicon Pharmaceuticals Inc.[a,b]	10,918	179,601
Ligand Pharmaceuticals Inc.[a]	6,375	773,925
Loxo Oncology Inc.[a,b]	6,101	489,239
MacroGenics Inc.[a,b]	10,128	177,341
Madrigal Pharmaceuticals Inc.[a]	5,299	86,162
Matinas BioPharma Holdings Inc.[a,b]	28,708	48,517
MediciNova Inc.[a,b]	8,869	46,651
Merrimack Pharmaceuticals Inc.[b]	31,611	39,198
MiMedx Group Inc.[a]	30,978	463,741
Minerva Neurosciences Inc.[a,b]	4,746	42,002
Miragen Therapeutics Inc.[a,b]	9,279	119,977
Momenta Pharmaceuticals Inc.[a]	22,022	372,172
Myriad Genetics Inc.[a,b]	18,705	483,337
NantKwest Inc.[a,b]	13,014	98,776

Security	Shares	Value
Natera Inc.[a]	9,371	$101,769
Neurocrine Biosciences Inc.[a,b]	26,505	1,219,230
NewLink Genetics Corp.[a,b]	6,641	48,811
Novavax Inc.[a,b]	78,265	90,005
Novelion Therapeutics Inc.[a]	7,786	71,865
Nymox Pharmaceutical Corp.[a]	20,576	90,534
Oncocyte Corp.[a]	14,479	75,291
OPKO Health Inc.[a,b]	96,393	634,266
Organovo Holdings Inc.[a,b]	37,514	98,662
Otonomy Inc.[a]	9,824	185,182
Ovid therapeutics Inc.[a]	6,149	64,503
PDL BioPharma Inc.	51,345	126,822
Pieris Pharmaceuticals Inc.[a]	17,064	86,344
Portola Pharmaceuticals Inc.[a]	14,660	823,452
Progenics Pharmaceuticals Inc.[a,b]	24,007	163,008
Protagonist Therapeutics Inc.[a]	2,265	25,617
Prothena Corp. PLC[a,b]	11,682	632,230
PTC Therapeutics Inc.[a,b]	9,690	177,618
Puma Biotechnology Inc.[a]	9,002	786,775
Ra Pharmaceuticals Inc.[a]	2,472	46,325
Radius Health Inc.[a,b]	11,407	515,939
Recro Pharma Inc.[a]	11,580	81,407
Regeneron Pharmaceuticals Inc.[a]	24,054	11,813,882
REGENXBIO Inc.[a]	9,236	182,411
Repligen Corp.[a]	11,431	473,701
Retrophin Inc.[a]	10,894	211,235
Rigel Pharmaceuticals Inc.[a]	51,349	140,183
Sage Therapeutics Inc.[a,b]	10,531	838,689
Sangamo Therapeutics Inc.[a,b]	21,638	190,414
Sarepta Therapeutics Inc.[a,b]	15,111	509,392
Seattle Genetics Inc.[a,b]	29,961	1,550,182
Selecta Biosciences Inc.[a]	1,485	29,492
Seres Therapeutics Inc.[a]	5,157	58,274
Spark Therapeutics Inc.[a,b]	6,417	383,352
Spectrum Pharmaceuticals Inc.[a]	17,252	128,527
Stemline Therapeutics Inc.[a]	8,001	73,609
Strongbridge Biopharma PLC[a]	16,309	116,609
Syndax Pharmaceuticals Inc.[a,b]	1,381	19,293
Synergy Pharmaceuticals Inc.[a,b]	66,311	295,084
Syros Pharmaceuticals Inc.[a]	1,365	21,963
TESARO Inc.[a,b]	11,378	1,591,327
TG Therapeutics Inc.[a,b]	15,865	159,443

433

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
Tocagen Inc.[a]	5,220	$62,797
Trevena Inc.[a]	13,158	30,263
Ultragenyx Pharmaceutical Inc.[a,b]	12,101	751,593
United Therapeutics Corp.[a,b]	13,857	1,797,669
Vanda Pharmaceuticals Inc.[a]	14,396	234,655
VBI Vaccines Inc.[a,b]	18,058	78,552
Veracyte Inc.[a]	1,897	15,802
Versartis Inc.[a,b]	8,223	143,491
Vertex Pharmaceuticals Inc.[a]	76,489	9,857,137
Voyager Therapeutics Inc.[a]	1,700	15,232
vTv Therapeutics Inc. Class Aa,b	1,808	8,986
XBiotech Inc.[a,b]	5,745	27,002
Xencor Inc.[a,b]	11,579	244,433
ZIOPHARM Oncology Inc.[a,b]	36,162	224,928

		245,135,805
BUILDING PRODUCTS — 0.48%
AAON Inc.	11,898	438,441
Advanced Drainage Systems Inc.	9,549	191,935
Allegion PLC	29,208	2,369,353
American Woodmark Corp.[a]	4,468	426,917
AO Smith Corp.	43,946	2,475,478
Apogee Enterprises Inc.	8,293	471,374
Armstrong Flooring Inc.[a]	5,662	101,746
Armstrong World Industries Inc.[a,b]	13,852	637,192
Builders FirstSource Inc.[a]	29,798	456,505
Caesarstone Ltd.[a]	7,177	251,554
Continental Building Products Inc.[a]	12,028	280,252
CSW Industrials Inc.[a,b]	4,318	166,891
Fortune Brands Home & Security Inc.	47,301	3,085,917
Gibraltar Industries Inc.[a]	9,533	339,852
Griffon Corp.	8,330	182,844
Insteel Industries Inc.	5,061	166,861
JELD-WEN Holding Inc.[a]	7,631	247,702
Johnson Controls International PLC	287,592	12,469,989
Lennox International Inc.	11,804	2,167,687
Masco Corp.	97,969	3,743,396
Masonite International Corp.[a,b]	9,572	722,686
NCI Building Systems Inc.[a]	13,313	222,327

Security	Shares	Value
Owens Corning	34,018	$2,276,485
Patrick Industries Inc.[a,b]	4,552	331,613
PGT Innovations Inc.[a]	12,163	155,686
Ply Gem Holdings Inc.[a]	5,094	91,437
Quanex Building Products Corp.	10,613	224,465
Simpson Manufacturing Co. Inc.	11,983	523,777
Trex Co. Inc.[a]	9,481	641,485
Universal Forest Products Inc.	6,347	554,157
USG Corp.[a,b]	26,770	776,865

		37,192,869
CAPITAL MARKETS — 2.76%
Affiliated Managers Group Inc.	17,287	2,867,222
Ameriprise Financial Inc.	46,748	5,950,553
Arlington Asset Investment Corp. Class Ab	5,806	79,368
Artisan Partners Asset Management Inc. Class A	12,458	382,461
Associated Capital Group Inc.	1,919	65,246
B. Riley Financial Inc.	3,968	73,606
Bank of New York Mellon Corp. (The)	309,752	15,803,547
BGC Partners Inc. Class A	72,722	919,206
BlackRock Inc.[c]	38,205	16,138,174
CBOE Holdings Inc.	33,844	3,093,342
Charles Schwab Corp. (The)	363,938	15,634,776
CME Group Inc.	104,246	13,055,769
Cohen & Steers Inc.	7,180	291,077
Cowen Group Inc. Class Aa,b	7,255	117,894
Diamond Hill Investment Group Inc.	841	167,695
Donnelley Financial Solutions Inc.[a]	7,965	182,876
E*TRADE Financial Corp.[a]	84,189	3,201,708
Eaton Vance Corp. NVS	34,263	1,621,325
Evercore Partners Inc. Class A	12,553	884,986
FactSet Research Systems Inc.	11,822	1,964,580
Federated Investors Inc. Class B NVS	28,632	808,854
Fifth Street Asset Management Inc.	1,801	8,735
Financial Engines Inc.[b]	17,178	628,715
Franklin Resources Inc.	102,667	4,598,455
GAIN Capital Holdings Inc.	11,585	72,174

434

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
GAMCO Investors Inc. Class A	1,811	$53,606
Goldman Sachs Group Inc. (The)	112,799	25,030,098
Greenhill & Co. Inc.	8,636	173,584
Hamilton Lane Inc. Class A	4,204	92,446
Houlihan Lokey Inc.	6,377	222,557
Interactive Brokers Group Inc. Class A	21,049	787,654
Intercontinental Exchange Inc.	179,584	11,838,177
INTL. FCStone Inc.[a]	4,096	154,665
Invesco Ltd.	123,240	4,336,816
Investment Technology Group Inc.	10,490	222,808
KCG Holdings Inc. Class Aa	15,021	299,519
Ladenburg Thalmann Financial Services Inc.[a]	30,065	73,359
Lazard Ltd. Class A	36,782	1,704,110
Legg Mason Inc.	26,487	1,010,744
LPL Financial Holdings Inc.	26,655	1,131,771
MarketAxess Holdings Inc.	11,341	2,280,675
Medley Management Inc.	1,739	11,303
Moelis & Co. Class A	7,130	277,000
Moody’s Corp.	51,021	6,208,235
Morgan Stanley	405,639	18,075,274
Morningstar Inc.	6,082	476,464
MSCI Inc.	27,259	2,807,404
Nasdaq Inc.	34,795	2,487,494
Northern Trust Corp.	64,223	6,243,118
OM Asset Management PLC	17,746	263,705
Oppenheimer Holdings Inc. Class A	2,980	48,872
Piper Jaffray Companies	4,347	260,603
PJT Partners Inc. Class A	5,317	213,850
Pzena Investment Management Inc. Class A	3,242	32,939
Raymond James Financial Inc.	38,919	3,122,082
S&P Global Inc.	79,201	11,562,554
Safeguard Scientifics Inc.[a]	6,164	73,352
SEI Investments Co.	41,506	2,232,193
Silvercrest Asset Management Group Inc.	2,111	28,393
State Street Corp.	115,003	10,319,219
Stifel Financial Corp.[a]	21,009	965,994

Security	Shares	Value
T Rowe Price Group Inc.	72,262	$5,362,563
TD Ameritrade Holding Corp.	76,825	3,302,707
Value Line Inc.	318	5,819
Virtu Financial Inc. Class A	9,700	171,205
Virtus Investment Partners Inc.	2,059	228,446
Waddell & Reed Financial Inc. Class A	23,568	444,964
Westwood Holdings Group Inc.	1,971	111,736
Wins Finance Holdings Inc.[a,b]	383	80,430
WisdomTree Investments Inc.	31,445	319,796

		213,762,647
CHEMICALS — 2.22%
A Schulman Inc.	8,513	272,416
AdvanSix Inc.[a]	9,272	289,657
AgroFresh Solutions Inc.[a]	6,582	47,259
Air Products & Chemicals Inc.	65,665	9,394,035
Albemarle Corp.	33,719	3,558,703
American Vanguard Corp.	7,909	136,430
Ashland Global Holdings Inc.	19,181	1,264,220
Axalta Coating Systems Ltd.[a]	65,170	2,088,047
Balchem Corp.	9,708	754,409
Cabot Corp.	18,329	979,318
Calgon Carbon Corp.	16,413	247,836
Celanese Corp. Series A	42,723	4,056,122
CF Industries Holdings Inc.	73,007	2,041,276
Chase Corp.	1,882	200,809
Chemours Co. (The)	56,469	2,141,304
Codexis Inc.[a,b]	9,997	54,484
Core Molding Technologies Inc.[a]	3,827	82,701
Dow Chemical Co. (The)	375,187	23,663,044
Eastman Chemical Co.	45,269	3,802,143
Ecolab Inc.	78,827	10,464,284
EI du Pont de Nemours & Co.	266,802	21,533,589
Ferro Corp.[a]	26,029	476,070
Flotek Industries Inc.[a,b]	16,106	143,988
FMC Corp.	40,777	2,978,760
FutureFuel Corp.	5,590	84,353
GCP Applied Technologies Inc.[a]	21,203	646,692
Hawkins Inc.	2,552	118,285
HB Fuller Co.	15,854	810,298
Huntsman Corp.	61,883	1,599,057
Ingevity Corp.[a]	13,031	747,979

435

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
Innophos Holdings Inc.	6,323	$277,200
Innospec Inc.	7,599	498,114
International Flavors & Fragrances Inc.	24,099	3,253,365
Intrepid Potash Inc.[a,b]	36,714	82,974
KMG Chemicals Inc.	2,236	108,826
Koppers Holdings Inc.[a]	6,136	221,816
Kraton Corp.[a]	9,408	324,012
Kronos Worldwide Inc.	5,755	104,856
LSB Industries Inc.[a,b]	5,419	55,978
LyondellBasell Industries NV Class A	101,433	8,559,931
Minerals Technologies Inc.	10,330	756,156
Monsanto Co.	134,622	15,933,860
Mosaic Co. (The)	107,058	2,444,134
NewMarket Corp.	2,214	1,019,503
Olin Corp.	50,049	1,515,484
OMNOVA Solutions Inc.[a]	13,172	128,427
Platform Specialty Products Corp.[a,b]	67,801	859,717
PolyOne Corp.	24,571	951,881
PPG Industries Inc.	78,700	8,653,852
Praxair Inc.	87,711	11,626,093
Quaker Chemical Corp.	4,170	605,609
Rayonier Advanced Materials Inc.	12,059	189,567
RPM International Inc.	40,795	2,225,367
Scotts Miracle-Gro Co. (The) Class A	13,252	1,185,524
Sensient Technologies Corp.	13,303	1,071,291
Sherwin-Williams Co. (The)	25,158	8,829,452
Stepan Co.	6,278	547,065
Trecora Resources[a,b]	5,682	63,923
Tredegar Corp.	6,824	104,066
Trinseo SA	13,530	929,511
Tronox Ltd. Class A	21,847	330,327
Valhi Inc.	5,537	16,500
Valvoline Inc.	63,201	1,499,128
Westlake Chemical Corp.	11,368	752,675
WR Grace & Co.	20,891	1,504,361

		171,908,113
COMMERCIAL SERVICES & SUPPLIES — 0.53%
ABM Industries Inc.	17,791	738,682
ACCO Brands Corp.[a]	32,468	378,252

Security	Shares	Value
Advanced Disposal Services Inc.[a]	6,762	$153,700
Aqua Metals Inc.[a,b]	3,221	40,424
ARC Document Solutions Inc.[a]	10,518	43,755
Brady Corp. Class A	14,899	505,076
Brink’s Co. (The)	13,720	919,240
Casella Waste Systems Inc. Class Aa	10,732	176,112
CECO Environmental Corp.	7,603	69,795
Cintas Corp.	26,368	3,323,423
Clean Harbors Inc.[a]	15,819	883,175
CompX International Inc.	433	6,603
Copart Inc.[a]	61,423	1,952,637
Covanta Holding Corp.	34,823	459,664
Deluxe Corp.	14,752	1,021,133
Ennis Inc.	7,601	145,179
Essendant Inc.	11,727	173,911
Healthcare Services Group Inc.	21,525	1,008,016
Heritage-Crystal Clean Inc.[a]	2,209	35,123
Herman Miller Inc.	19,048	579,059
HNI Corp.	13,703	546,339
Hudson Technologies Inc.[a]	11,175	94,429
InnerWorkings Inc.[a,b]	12,766	148,086
Interface Inc.	20,415	401,155
KAR Auction Services Inc.	42,170	1,769,875
Kimball International Inc. Class B	9,471	158,071
Knoll Inc.	13,827	277,231
LSC Communications Inc.	11,654	249,396
Matthews International Corp. Class A	9,319	570,789
McGrath RentCorp	7,239	250,687
Mobile Mini Inc.	13,369	399,065
MSA Safety Inc.	10,349	840,028
Multi-Color Corp.	3,986	325,258
NL Industries Inc.[a,b]	1,940	13,677
Pitney Bowes Inc.	57,918	874,562
Quad/Graphics Inc.	10,156	232,775
Republic Services Inc.	70,568	4,497,299
Rollins Inc.	30,237	1,230,948
RR Donnelley & Sons Co.	21,345	267,666
SP Plus Corp.[a]	4,441	135,673
Steelcase Inc. Class A	24,311	340,354
Stericycle Inc.[a]	25,854	1,973,177

436

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
Team Inc.[a,b]	7,927	$185,888
Tetra Tech Inc.	18,264	835,578
U.S. Ecology Inc.	6,234	314,817
UniFirst Corp./MA	4,402	619,361
Viad Corp.	5,681	268,427
VSE Corp.	2,294	103,184
Waste Management Inc.	136,396	10,004,647
West Corp.	12,084	281,799

		40,823,200
COMMUNICATIONS EQUIPMENT — 1.11%
Acacia Communications Inc.[a,b]	5,632	233,559
ADTRAN Inc.	16,478	340,271
Aerohive Networks Inc.[a,b]	2,788	13,940
Applied Optoelectronics Inc.[a,b]	6,071	375,127
Arista Networks Inc.[a,b]	16,227	2,430,642
ARRIS International PLC[a]	55,294	1,549,338
Brocade Communications Systems Inc.	121,417	1,531,068
CalAmp Corp.[a]	9,794	199,112
Calix Inc.[a]	11,520	78,912
Ciena Corp.[a,b]	41,565	1,039,956
Cisco Systems Inc.	1,540,785	48,226,570
Clearfield Inc.[a]	3,282	43,322
CommScope Holding Co. Inc.[a]	58,538	2,226,200
Comtech Telecommunications Corp.	5,207	98,777
Digi International Inc.[a]	7,539	76,521
EchoStar Corp. Class Aa	14,420	875,294
EMCORE Corp.	8,184	87,160
Extreme Networks Inc.[a]	35,025	322,931
F5 Networks Inc.[a]	19,873	2,525,063
Finisar Corp.[a,b]	33,691	875,292
Harmonic Inc.[a,b]	29,208	153,342
Harris Corp.	37,387	4,078,174
Infinera Corp.[a,b]	44,322	472,916
InterDigital Inc./PA	10,450	807,785
Juniper Networks Inc.	115,462	3,219,081
KVH Industries Inc.[a]	4,222	40,109
Lumentum Holdings Inc.[a]	18,577	1,059,818
Motorola Solutions Inc.	50,176	4,352,266
NETGEAR Inc.[a]	10,424	449,274
NetScout Systems Inc.[a,b]	26,885	924,844
Oclaro Inc.[a,b]	50,475	471,436

Security	Shares	Value
Palo Alto Networks Inc.[a]	27,302	$3,653,281
Plantronics Inc.	9,543	499,194
Quantenna Communications Inc.[a,b]	7,942	150,898
ShoreTel Inc.[a]	16,121	93,502
Sonus Networks Inc.[a]	15,852	117,939
Ubiquiti Networks Inc.[a,b]	6,949	361,140
ViaSat Inc.[a,b]	15,669	1,037,288
Viavi Solutions Inc.[a]	67,902	715,008

		85,806,350
CONSTRUCTION & ENGINEERING — 0.20%
AECOM[a]	46,816	1,513,561
Aegion Corp.[a]	11,455	250,635
Ameresco Inc. Class Aa	5,722	44,059
Argan Inc.	4,465	267,900
Chicago Bridge & Iron Co. NVb	31,270	616,957
Comfort Systems USA Inc.	10,680	396,228
Dycom Industries Inc.[a,b]	9,669	865,569
EMCOR Group Inc.	18,728	1,224,437
Fluor Corp.	42,320	1,937,410
Granite Construction Inc.	12,268	591,808
Great Lakes Dredge & Dock Corp.[a,b]	17,204	73,977
HC2 Holdings Inc.[a]	7,663	45,058
IES Holdings Inc.[a,b]	2,328	42,253
Jacobs Engineering Group Inc.	37,599	2,045,010
KBR Inc.	42,878	652,603
Layne Christensen Co.[a]	5,420	47,642
MasTec Inc.[a]	19,590	884,489
MYR Group Inc.[a]	4,198	130,222
Northwest Pipe Co.[a]	4,870	79,186
NV5 Global Inc.[a,b]	1,459	62,008
Orion Group Holdings Inc.[a]	7,604	56,802
Primoris Services Corp.	13,368	333,398
Quanta Services Inc.[a]	45,568	1,500,099
Sterling Construction Co. Inc.[a]	7,872	102,887
Tutor Perini Corp.[a]	11,419	328,296
Valmont Industries Inc.	6,914	1,034,334

		15,126,828
CONSTRUCTION MATERIALS — 0.16%
Eagle Materials Inc.	14,221	1,314,305
Forterra Inc.[a,b]	5,627	46,310
Martin Marietta Materials Inc.	19,261	4,287,114

437

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
Summit Materials Inc. Class Aa,b	32,374	$934,637
U.S. Concrete Inc.[a,b]	4,982	391,336
U.S. Lime & Minerals Inc.	387	30,368
Vulcan Materials Co.	40,321	5,107,864

		12,111,934
CONSUMER FINANCE — 0.74%
Ally Financial Inc.	141,298	2,953,128
American Express Co.	228,064	19,212,111
Capital One Financial Corp.	147,751	12,207,188
Credit Acceptance Corp.[a,b]	3,427	881,219
Discover Financial Services	116,329	7,234,501
Elevate Credit Inc.[a]	9,346	74,020
Encore Capital Group Inc.[a]	7,476	300,161
Enova International Inc.[a]	7,725	114,716
Ezcorp Inc. Class Aa	13,847	106,622
FirstCash Inc.	15,262	889,775
Green Dot Corp. Class Aa	13,857	533,910
LendingClub Corp.[a]	97,114	535,098
Navient Corp.	86,707	1,443,672
Nelnet Inc. Class A	6,777	318,587
OneMain Holdings Inc.[a,b]	15,160	372,785
PRA Group Inc.[a]	14,288	541,515
Regional Management Corp.[a]	3,191	75,403
Santander Consumer USA Holdings Inc.[a,b]	45,295	577,964
SLM Corp.[a]	129,638	1,490,837
Synchrony Financial	249,587	7,442,684
World Acceptance Corp.[a]	1,509	113,039

		57,418,935
CONTAINERS & PACKAGING — 0.48%
AptarGroup Inc.	19,069	1,656,333
Ardagh Group SA	5,674	128,289
Avery Dennison Corp.	27,341	2,416,124
Ball Corp.[b]	106,023	4,475,231
Bemis Co. Inc.	27,956	1,292,965
Berry Global Group Inc.[a]	39,389	2,245,567
Crown Holdings Inc.[a]	40,114	2,393,201
Graphic Packaging Holding Co.	93,314	1,285,867
Greif Inc. Class A NVS	7,409	413,274
Greif Inc. Class B	1,755	106,002
International Paper Co.	126,784	7,177,242
Myers Industries Inc.	7,657	137,443
Owens-Illinois Inc.[a]	50,956	1,218,868

Security	Shares	Value
Packaging Corp. of America	29,006	$3,230,979
Sealed Air Corp.	59,438	2,660,445
Silgan Holdings Inc.	22,432	712,889
Sonoco Products Co.	30,785	1,582,965
UFP Technologies Inc.[a]	1,941	54,930
WestRock Co.	76,202	4,317,605

		37,506,219
DISTRIBUTORS — 0.12%
Core-Mark Holding Co. Inc.	13,180	435,731
Genuine Parts Co.	44,008	4,082,182
LKQ Corp.[a]	94,797	3,123,561
Pool Corp.	12,150	1,428,476
Weyco Group Inc.	1,922	53,585

		9,123,535
DIVERSIFIED CONSUMER SERVICES — 0.16%
Adtalem Global Education Inc.	20,027	760,025
American Public Education Inc.[a]	5,288	125,061
Ascent Capital Group Inc. Class Aa	4,128	63,406
Bridgepoint Education Inc.[a]	5,086	75,069
Bright Horizons Family Solutions Inc.[a,b]	15,499	1,196,678
Cambium Learning Group Inc.[a]	3,816	19,347
Capella Education Co.	3,184	272,550
Career Education Corp.[a]	19,283	185,117
Carriage Services Inc.	4,530	122,129
Chegg Inc.[a,b]	27,247	334,866
Collectors Universe Inc.	2,003	49,775
Graham Holdings Co. Class B	1,404	841,909
Grand Canyon Education Inc.[a]	14,192	1,112,795
H&R Block Inc.	63,231	1,954,470
Houghton Mifflin Harcourt Co.[a]	31,517	387,659
K12 Inc.[a]	10,266	183,967
Laureate Education Inc. Class Aa	10,687	187,343
Liberty Tax Inc.	1,277	16,537
Regis Corp.[a]	9,037	92,810
Service Corp. International/U.S.	56,661	1,895,310
ServiceMaster Global Holdings Inc.[a]	40,834	1,600,284
Sotheby’sa	11,611	623,162
Strayer Education Inc.	3,371	314,245
Weight Watchers International Inc.[a,b]	7,629	254,961

		12,669,475

438

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 1.36%
Berkshire Hathaway Inc. Class Ba	591,360	$100,158,643
FNFV Group[a]	19,272	304,498
Leucadia National Corp.	99,857	2,612,259
Marlin Business Services Corp.	2,376	59,756
NewStar Financial Inc.	7,509	78,844
On Deck Capital Inc.[a,b]	17,907	83,447
Tiptree Inc.	12,912	91,030
Voya Financial Inc.	57,952	2,137,849

		105,526,326
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.85%
AT&T Inc.	1,891,179	71,354,184
ATN International Inc.	3,535	241,935
CenturyLink Inc.	166,774	3,982,563
Cincinnati Bell Inc.[a]	11,354	221,971
Cogent Communications Holdings Inc.	13,572	544,237
Consolidated Communications Holdings Inc.	14,351	308,116
Fairpoint Communications Inc.[a]	6,166	96,498
Frontier Communications Corp.[b]	352,376	408,756
General Communication Inc. Class Aa	8,797	322,322
Globalstar Inc.[a,b]	135,098	287,759
Hawaiian Telcom Holdco Inc.[a]	3,020	75,470
IDT Corp. Class B	4,341	62,380
Intelsat SAa,b	6,435	19,691
Iridium Communications Inc.[a,b]	27,329	301,985
Level 3 Communications Inc.[a]	90,910	5,390,963
Lumos Networks Corp.[a]	7,984	142,674
Ooma Inc.[a]	9,391	75,128
ORBCOMM Inc.[a,b]	22,315	252,160
pdvWireless Inc.[a,b]	3,577	83,344
Straight Path Communications Inc. Class Ba,b	2,617	470,144
Verizon Communications Inc.	1,255,420	56,067,057
Vonage Holdings Corp.[a]	57,814	378,104
Windstream Holdings Inc.	54,554	211,670
Zayo Group Holdings Inc.[a]	56,999	1,761,269

		143,060,380
ELECTRIC UTILITIES — 1.83%
ALLETE Inc.	15,356	1,100,718
Alliant Energy Corp.	70,595	2,835,801

Security	Shares	Value
American Electric Power Co. Inc.	151,271	$10,508,796
Avangrid Inc.	16,776	740,661
Duke Energy Corp.	215,322	17,998,766
Edison International	97,628	7,633,533
El Paso Electric Co.	13,047	674,530
Entergy Corp.	55,513	4,261,733
Eversource Energy	97,272	5,905,383
Exelon Corp.	284,375	10,257,406
FirstEnergy Corp.	136,322	3,975,150
Genie Energy Ltd. Class B	3,611	27,516
Great Plains Energy Inc.	65,341	1,913,185
Hawaiian Electric Industries Inc.	34,197	1,107,299
IDACORP Inc.	15,378	1,312,512
MGE Energy Inc.	11,054	711,325
NextEra Energy Inc.	143,736	20,141,726
OGE Energy Corp.	62,346	2,169,017
Otter Tail Corp.	12,295	486,882
PG&E Corp.	157,107	10,427,192
Pinnacle West Capital Corp.	34,088	2,902,934
PNM Resources Inc.	23,753	908,552
Portland General Electric Co.	27,822	1,271,187
PPL Corp.	211,138	8,162,595
Southern Co. (The)	306,373	14,669,139
Spark Energy Inc. Class Ab	1,768	33,238
Westar Energy Inc.	44,171	2,341,947
Xcel Energy Inc.	155,493	7,134,019

		141,612,742
ELECTRICAL EQUIPMENT — 0.58%
Acuity Brands Inc.[b]	13,251	2,693,663
Allied Motion Technologies Inc.	1,835	49,949
AMETEK Inc.	69,656	4,219,064
Atkore International Group Inc.[a]	9,998	225,455
AZZ Inc.	7,823	436,523
Babcock & Wilcox Enterprises Inc.[a]	16,121	189,583
Eaton Corp. PLC	137,215	10,679,443
Emerson Electric Co.	197,913	11,799,573
Encore Wire Corp.	6,025	257,267
Energous Corp.[a,b]	4,428	71,999
EnerSys	13,519	979,452
Generac Holdings Inc.[a,b]	19,753	713,676
General Cable Corp.	14,239	232,808
Hubbell Inc.	17,181	1,944,374

439

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
LSI Industries Inc.	5,473	$49,531
Plug Power Inc.[a,b]	48,194	98,316
Powell Industries Inc.	2,497	79,879
Preformed Line Products Co.	772	35,836
Regal Beloit Corp.	13,885	1,132,322
Revolution Lighting Technologies Inc.[a]	12,315	81,156
Rockwell Automation Inc.	39,413	6,383,329
Sensata Technologies Holding NVa	51,889	2,216,698
Sunrun Inc.[a]	30,163	214,761
Thermon Group Holdings Inc.[a]	10,310	197,643
TPI Composites Inc.[a]	1,838	33,966
Vicor Corp.[a]	5,498	98,414
Vivint Solar Inc.[a,b]	5,966	34,901

		45,149,581
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.74%
Akoustis Technologies Inc.[a,b]	8,793	76,851
Amphenol Corp. Class A	91,633	6,764,348
Anixter International Inc.[a]	8,906	696,449
Arrow Electronics Inc.[a]	27,118	2,126,594
Avnet Inc.	37,672	1,464,687
AVX Corp.	13,912	227,322
Badger Meter Inc.	8,402	334,820
Bel Fuse Inc. Class B	3,178	78,497
Belden Inc.	12,548	946,496
Benchmark Electronics Inc.[a]	14,096	455,301
CDW Corp./DE	47,028	2,940,661
Cognex Corp.	25,297	2,147,715
Coherent Inc.[a]	7,504	1,688,325
Control4 Corp.[a]	8,232	161,430
Corning Inc.	278,267	8,361,923
CTS Corp.	9,686	209,218
Daktronics Inc.	10,501	101,125
Dolby Laboratories Inc. Class A	16,050	785,808
Electro Scientific Industries Inc.[a]	8,273	68,170
ePlus Inc.[a]	4,426	327,967
Fabrinet[a,b]	10,842	462,520
FARO Technologies Inc.[a]	4,986	188,471
Fitbit Inc. Class Aa,b	53,233	282,667
FLIR Systems Inc.	41,715	1,445,842
II-VI Inc.[a]	19,146	656,708

Security	Shares	Value
Insight Enterprises Inc.[a]	10,392	$415,576
IPG Photonics Corp.[a]	11,048	1,603,065
Iteris Inc.[a]	12,847	79,908
Itron Inc.[a]	10,890	737,797
Jabil Inc.	54,580	1,593,190
Kemet Corp.[a]	13,925	178,240
Keysight Technologies Inc.[a]	56,617	2,204,100
Kimball Electronics Inc.[a]	7,128	128,660
Knowles Corp.[a,b]	28,927	489,445
Littelfuse Inc.	6,854	1,130,910
Maxwell Technologies Inc.[a]	9,460	56,665
Mesa Laboratories Inc.	824	118,087
Methode Electronics Inc.	10,852	447,102
Microvision Inc.[a,b]	41,427	87,825
MTS Systems Corp.	4,559	236,156
NAPCO Security Technologies Inc.[a,b]	8,513	80,022
National Instruments Corp.	32,416	1,303,771
Novanta Inc.[a]	10,729	386,244
OSI Systems Inc.[a,b]	5,641	423,921
Park Electrochemical Corp.	6,092	112,215
PC Connection Inc.	2,524	68,299
PCM Inc.[a,b]	4,402	82,537
Plexus Corp.[a]	9,975	524,386
RadiSys Corp.[a,b]	10,680	40,157
Rogers Corp.[a]	5,262	571,558
Sanmina Corp.[a]	21,648	824,789
ScanSource Inc.[a]	7,850	316,355
SYNNEX Corp.	9,017	1,081,679
Systemax Inc.	3,347	62,924
Tech Data Corp.[a]	10,841	1,094,941
Trimble Inc.[a]	77,696	2,771,416
TTM Technologies Inc.[a,b]	28,157	488,806
Universal Display Corp.[b]	12,615	1,378,189
VeriFone Systems Inc.[a,b]	32,901	595,508
Vishay Intertechnology Inc.	43,970	729,902
Vishay Precision Group Inc.[a]	3,419	59,149
Zebra Technologies Corp. Class Aa	16,045	1,612,843

		57,116,252
ENERGY EQUIPMENT & SERVICES — 0.85%
Archrock Inc.	19,981	227,783
Atwood Oceanics Inc.[a,b]	22,862	186,325

440

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
Baker Hughes Inc.	130,561	$7,116,880
Basic Energy Services Inc.[a]	5,295	131,846
Bristow Group Inc.	10,391	79,491
C&J Energy Services Inc.[a]	14,141	484,612
CARBO Ceramics Inc.[a,b]	5,613	38,449
Diamond Offshore Drilling Inc.[a,b]	19,555	211,781
Dril-Quip Inc.[a,b]	11,663	569,154
Ensco PLC Class A	89,471	461,670
Era Group Inc.[a]	6,159	58,264
Exterran Corp.[a]	9,963	266,012
Fairmount Santrol Holdings Inc.[a,b]	50,091	195,355
Forum Energy Technologies Inc.[a,b]	20,931	326,524
Frank’s International NVb	9,860	81,739
Geospace Technologies Corp.[a,b]	3,599	49,774
Gulf Island Fabrication Inc.	7,309	84,784
Halliburton Co.	266,508	11,382,557
Helix Energy Solutions Group Inc.[a]	41,815	235,837
Helmerich & Payne Inc.	32,522	1,767,246
Independence Contract Drilling Inc.[a]	13,240	51,504
Keane Group Inc.[a,b]	9,401	150,416
Key Energy Services Inc.[a]	4,387	84,406
Mammoth Energy Services Inc.[a]	4,814	89,540
Matrix Service Co.[a]	7,425	69,424
McDermott International Inc.[a,b]	88,935	637,664
Nabors Industries Ltd.	83,023	675,807
National Oilwell Varco Inc.	117,330	3,864,850
Natural Gas Services Group Inc.[a]	3,398	84,440
NCS Multistage Holdings Inc.[a]	3,512	88,432
Newpark Resources Inc.[a]	25,903	190,387
Noble Corp. PLC[b]	69,819	252,745
Oceaneering International Inc.	28,846	658,843
Oil States International Inc.[a]	15,445	419,332
Parker Drilling Co.[a]	34,435	46,487
Patterson-UTI Energy Inc.	63,856	1,289,253
PHI Inc. NVS[a]	3,939	38,445
Pioneer Energy Services Corp.[a]	17,565	36,008
ProPetro Holding Corp.[a]	7,695	107,422
RigNet Inc.[a]	3,486	55,950

Security	Shares	Value
Rowan Companies PLC Class Aa	39,647	$405,985
RPC Inc.[b]	17,569	355,070
Schlumberger Ltd.	427,345	28,136,395
SEACOR Holdings Inc.[a]	4,405	151,092
SEACOR Marine Holdings Inc.[a,b]	4,428	90,154
Select Energy Services Inc. Class Aa	6,536	79,412
Smart Sand Inc.[a]	5,324	47,437
Solaris Oilfield Infrastructure Inc. Class Aa,b	7,108	81,955
Superior Energy Services Inc.[a]	45,429	473,825
Tesco Corp.[a]	11,492	51,139
TETRA Technologies Inc.[a]	34,348	95,831
Transocean Ltd.[a]	120,288	989,970
U.S. Silica Holdings Inc.	24,951	885,511
Unit Corp.[a]	16,646	311,780
Weatherford International PLC[a,b]	270,589	1,047,179
Willbros Group Inc.[a]	12,952	31,992

		66,082,165
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.93%
Acadia Realty Trust	24,161	671,676
Agree Realty Corp.	7,566	347,052
Alexander’s Inc.	711	299,658
Alexandria Real Estate Equities Inc.[b]	27,615	3,326,779
Altisource Residential Corp.	16,261	210,417
American Assets Trust Inc.	12,344	486,230
American Campus Communities Inc.	41,620	1,968,626
American Homes 4 Rent Class A	69,451	1,567,509
American Tower Corp.	129,999	17,201,468
Apartment Investment & Management Co. Class A	48,601	2,088,385
Apple Hospitality REIT Inc.	64,363	1,204,232
Armada Hoffler Properties Inc.[b]	12,234	158,430
Ashford Hospitality Prime Inc.	9,108	93,721
Ashford Hospitality Trust Inc.[b]	21,634	131,535
AvalonBay Communities Inc.	42,287	8,126,293

441

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
Bluerock Residential Growth REIT Inc.	5,738	$73,963
Boston Properties Inc.	47,161	5,801,746
Brandywine Realty Trust	51,977	911,157
Brixmor Property Group Inc.	85,487	1,528,508
Camden Property Trust	26,391	2,256,694
Care Capital Properties Inc.	26,698	712,837
CareTrust REIT Inc.	20,047	371,671
CatchMark Timber Trust Inc. Class A	10,869	123,581
CBL & Associates Properties Inc.[b]	52,951	446,377
Cedar Realty Trust Inc.	25,896	125,596
Chatham Lodging Trust	11,237	225,751
Chesapeake Lodging Trust	18,056	441,830
City Office REIT Inc.	8,084	102,667
Clipper Realty Inc.	1,748	21,570
Colony NorthStar Inc. Class Ab	166,441	2,345,154
Colony Starwood Homes	30,811	1,057,125
Columbia Property Trust Inc.	37,636	842,294
Community Healthcare Trust Inc.[b]	3,826	97,907
CoreCivic Inc.	35,552	980,524
CorEnergy Infrastructure Trust Inc.[b]	4,524	151,961
CoreSite Realty Corp.	10,636	1,101,145
Corporate Office Properties Trust[b]	29,632	1,038,009
Cousins Properties Inc.	127,443	1,120,224
Crown Castle International Corp.	112,251	11,245,305
CubeSmart	54,840	1,318,354
CyrusOne Inc.	26,563	1,480,887
DCT Industrial Trust Inc.	28,683	1,532,820
DDR Corp.	93,363	846,802
DiamondRock Hospitality Co.[b]	62,105	680,050
Digital Realty Trust Inc.	49,181	5,554,994
Douglas Emmett Inc.	45,205	1,727,283
Duke Realty Corp.	109,095	3,049,205
DuPont Fabros Technology Inc.[b]	24,185	1,479,155
Easterly Government Properties Inc.[b]	9,812	205,561

Security	Shares	Value
EastGroup Properties Inc.	10,210	$855,598
Education Realty Trust Inc.	22,258	862,498
Empire State Realty Trust Inc. Class A	39,965	830,073
EPR Properties	18,979	1,364,021
Equinix Inc.	23,852	10,236,324
Equity Commonwealth[a]	37,647	1,189,645
Equity Lifestyle Properties Inc.	24,942	2,153,492
Equity Residential	109,921	7,236,099
Essex Property Trust Inc.	19,972	5,138,196
Extra Space Storage Inc.[b]	37,412	2,918,136
Farmland Partners Inc.	10,049	89,838
Federal Realty Investment Trust	21,829	2,758,967
FelCor Lodging Trust Inc.	42,749	308,220
First Industrial Realty Trust Inc.	34,764	994,946
First Potomac Realty Trust	16,933	188,126
Forest City Realty Trust Inc. Class A	70,020	1,692,383
Four Corners Property Trust Inc.	18,263	458,584
Franklin Street Properties Corp.[b]	32,848	363,956
Gaming and Leisure Properties Inc.	60,541	2,280,579
GEO Group Inc. (The)	37,336	1,104,026
Getty Realty Corp.	7,545	189,380
GGP Inc.[b]	189,066	4,454,395
Gladstone Commercial Corp.	7,422	161,725
Global Medical REIT Inc.[b]	4,530	40,498
Global Net Lease Inc.[b]	20,246	450,271
Government Properties Income Trust[b]	17,884	327,456
Gramercy Property Trust	46,244	1,373,909
HCP Inc.	143,452	4,584,726
Healthcare Realty Trust Inc.	34,328	1,172,301
Healthcare Trust of America Inc. Class A	60,194	1,872,635
Hersha Hospitality Trust	11,271	208,626
Highwoods Properties Inc.	30,167	1,529,769
Hospitality Properties Trust	45,146	1,316,006
Host Hotels & Resorts Inc.	225,001	4,110,768
Hudson Pacific Properties Inc.[b]	47,883	1,637,120
Independence Realty Trust Inc.	20,479	202,128
InfraREIT Inc.[a,b]	11,568	221,527
Investors Real Estate Trust[b]	36,482	226,553

442

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
Invitation Homes Inc.[b]	27,031	$584,681
Iron Mountain Inc.	80,193	2,755,432
iStar Inc.[a,b]	18,638	224,402
Jernigan Capital Inc.	3,194	70,268
Kilroy Realty Corp.	29,163	2,191,599
Kimco Realty Corp.	128,401	2,356,158
Kite Realty Group Trust	23,801	450,553
Lamar Advertising Co. Class A	24,957	1,836,087
LaSalle Hotel Properties	34,745	1,035,401
Lexington Realty Trust	68,171	675,575
Liberty Property Trust	44,905	1,828,083
Life Storage Inc.	13,589	1,006,945
LTC Properties Inc.	11,580	595,096
Macerich Co. (The)	41,953	2,435,791
Mack-Cali Realty Corp.[b]	28,232	766,216
MedEquities Realty Trust Inc.	6,850	86,447
Medical Properties Trust Inc.	110,979	1,428,300
Mid-America Apartment Communities Inc.	35,054	3,693,991
Monmouth Real Estate Investment Corp.	19,677	296,139
Monogram Residential Trust Inc.	54,368	527,913
National Health Investors Inc.[b]	12,242	969,566
National Retail Properties Inc.	45,566	1,781,631
National Storage Affiliates Trust	12,661	292,596
New Senior Investment Group Inc.[b]	25,431	255,582
NexPoint Residential Trust Inc.	5,158	128,383
NorthStar Realty Europe Corp.	17,791	225,590
Omega Healthcare Investors Inc.[b]	59,721	1,971,987
One Liberty Properties Inc.	3,314	77,647
Outfront Media Inc.	42,015	971,387
Paramount Group Inc.[b]	56,238	899,808
Park Hotels & Resorts Inc.	39,490	1,064,650
Parkway Inc.	12,912	295,556
Pebblebrook Hotel Trust[b]	21,016	677,556
Pennsylvania REIT[b]	20,395	230,871
Physicians Realty Trust	46,795	942,451
Piedmont Office Realty Trust Inc. Class Ab	44,450	937,006
Potlatch Corp.	11,703	534,827

Security	Shares	Value
Preferred Apartment Communities Inc. Class A	7,313	$115,180
Prologis Inc.	161,512	9,471,064
PS Business Parks Inc.	6,189	819,362
Public Storage	45,337	9,454,125
QTS Realty Trust Inc. Class A	13,914	728,120
Quality Care Properties Inc.[a]	28,563	522,989
RAIT Financial Trust	24,432	53,506
Ramco-Gershenson Properties Trust	22,257	287,115
Rayonier Inc.	38,972	1,121,224
Realty Income Corp.[b]	84,184	4,645,273
Regency Centers Corp.	45,834	2,871,042
Retail Opportunity Investments Corp.	34,016	652,767
Retail Properties of America Inc. Class A	72,799	888,876
Rexford Industrial Realty Inc.	19,574	537,111
RLJ Lodging Trust	38,260	760,226
Ryman Hospitality Properties Inc.[b]	12,713	813,759
Sabra Health Care REIT Inc.	19,578	471,830
Saul Centers Inc.	3,794	219,976
SBA Communications Corp.[a]	36,842	4,969,986
Select Income REIT	20,530	493,336
Senior Housing Properties Trust	71,933	1,470,311
Seritage Growth Properties Class Ab	6,963	292,098
Simon Property Group Inc.	95,463	15,442,095
SL Green Realty Corp.	30,345	3,210,501
Spirit Realty Capital Inc.[b]	148,174	1,097,969
STAG Industrial Inc.	27,892	769,819
STORE Capital Corp.[b]	52,721	1,183,586
Summit Hotel Properties Inc.	30,459	568,060
Sun Communities Inc.	21,976	1,927,075
Sunstone Hotel Investors Inc.	67,636	1,090,292
Tanger Factory Outlet Centers Inc.[b]	29,059	754,953
Taubman Centers Inc.[b]	18,091	1,077,319
Terreno Realty Corp.	15,384	517,825
Tier REIT Inc.	14,280	263,894
UDR Inc.	81,919	3,192,383
UMH Properties Inc.	6,310	107,586
Uniti Group Inc.[a]	50,732	1,275,403

443

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
Universal Health Realty Income Trust	3,591	$285,628
Urban Edge Properties	28,037	665,318
Urstadt Biddle Properties Inc. Class A	7,263	143,807
Ventas Inc.	108,850	7,562,898
VEREIT Inc.[b]	302,308	2,460,787
Vornado Realty Trust	52,570	4,936,323
Washington Prime Group Inc.	58,903	493,018
Washington REIT	24,368	777,339
Weingarten Realty Investors	37,814	1,138,201
Welltower Inc.	112,526	8,422,571
Weyerhaeuser Co.	229,230	7,679,205
Whitestone REIT[b]	10,795	132,239
WP Carey Inc.	32,763	2,162,686
Xenia Hotels & Resorts Inc.	32,140	622,552

		304,706,997
FOOD & STAPLES RETAILING — 1.66%
Andersons Inc. (The)	7,972	272,244
Casey’s General Stores Inc.	11,695	1,252,651
Chefs’ Warehouse Inc. (The)[a]	6,486	84,318
Costco Wholesale Corp.	133,999	21,430,460
CVS Health Corp.	312,902	25,176,095
Ingles Markets Inc. Class A	5,007	166,733
Kroger Co. (The)	279,421	6,516,098
Natural Grocers by Vitamin Cottage Inc.[a,b]	2,152	17,797
Performance Food Group Co.[a]	21,667	593,676
PriceSmart Inc.	6,937	607,681
Rite Aid Corp.[a,b]	309,676	913,544
Smart & Final Stores Inc.[a,b]	7,978	72,600
SpartanNash Co.	10,565	274,267
Sprouts Farmers Market Inc.[a]	40,889	926,954
SUPERVALU Inc.[a]	75,196	247,395
Sysco Corp.	151,234	7,611,607
U.S. Foods Holding Corp.[a]	41,037	1,117,027
United Natural Foods Inc.[a]	15,670	575,089
Village Super Market Inc. Class A	1,445	37,454
Wal-Mart Stores Inc.	447,892	33,896,467
Walgreens Boots Alliance Inc.	287,605	22,522,348
Weis Markets Inc.	3,209	156,343
Whole Foods Market Inc.	96,795	4,076,037

		128,544,885

Security	Shares	Value
FOOD PRODUCTS — 1.41%
Alico Inc.	1,025	$32,083
Amplify Snack Brands Inc.[a,b]	9,755	94,038
Archer-Daniels-Midland Co.	170,949	7,073,870
B&G Foods Inc.	19,728	702,317
Blue Buffalo Pet Products Inc.[a,b]	28,642	653,324
Bunge Ltd.	43,302	3,230,329
Cal-Maine Foods Inc.[a,b]	9,764	386,654
Calavo Growers Inc.	4,891	337,724
Campbell Soup Co.	54,869	2,861,418
Conagra Brands Inc.	124,382	4,447,900
Darling Ingredients Inc.[a]	48,756	767,419
Dean Foods Co.	28,786	489,362
Farmer Bros. Co.[a,b]	1,961	59,320
Flowers Foods Inc.	51,760	895,966
Fresh Del Monte Produce Inc.	10,510	535,064
Freshpet Inc.[a]	7,089	117,677
General Mills Inc.	177,010	9,806,354
Hain Celestial Group Inc. (The)[a]	31,362	1,217,473
Hershey Co. (The)	43,040	4,621,205
Hormel Foods Corp.	83,850	2,860,124
Hostess Brands Inc.[a]	24,391	392,695
Ingredion Inc.	21,924	2,613,560
J&J Snack Foods Corp.	4,807	634,860
JM Smucker Co. (The)	34,594	4,093,508
John B Sanfilippo & Son Inc.	2,271	143,323
Kellogg Co.	76,581	5,319,316
Kraft Heinz Co. (The)	184,628	15,811,542
Lamb Weston Holdings Inc.	44,519	1,960,617
Lancaster Colony Corp.	5,972	732,287
Landec Corp.[a,b]	7,467	110,885
Lifeway Foods Inc.[a,b]	1,247	11,647
Limoneira Co.	2,231	52,719
McCormick & Co. Inc./MD NVS	34,839	3,397,151
Mondelez International Inc. Class A	450,667	19,464,308
Omega Protein Corp.	5,446	97,483
Pilgrim’s Pride Corp.[a]	17,454	382,592
Pinnacle Foods Inc.	36,735	2,182,059
Post Holdings Inc.[a]	20,202	1,568,685
Sanderson Farms Inc.	6,459	746,983
Seaboard Corp.	73	291,635
Seneca Foods Corp. Class Aa	2,509	77,904

444

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
Snyder’s-Lance Inc.	26,280	$909,814
Tootsie Roll Industries Inc.[b]	6,293	219,311
TreeHouse Foods Inc.[a,b]	16,716	1,365,530
Tyson Foods Inc. Class A	85,521	5,356,180

		109,126,215
GAS UTILITIES — 0.18%
Atmos Energy Corp.	31,797	2,637,561
Chesapeake Utilities Corp.	5,310	397,984
Delta Natural Gas Co. Inc.	2,056	62,646
National Fuel Gas Co.	24,651	1,376,512
New Jersey Resources Corp.	26,280	1,043,316
Northwest Natural Gas Co.	8,954	535,897
ONE Gas Inc.	16,176	1,129,247
RGC Resources Inc.[b]	2,908	82,384
South Jersey Industries Inc.	24,361	832,415
Southwest Gas Holdings Inc.	14,409	1,052,722
Spire Inc.	14,801	1,032,370
UGI Corp.	52,413	2,537,313
WGL Holdings Inc.	15,797	1,317,944

		14,038,311
HEALTH CARE EQUIPMENT & SUPPLIES — 2.87%
Abaxis Inc.[b]	6,285	333,231
Abbott Laboratories	519,770	25,266,020
ABIOMED Inc.[a]	12,140	1,739,662
Accuray Inc.[a,b]	20,600	97,850
Alere Inc.[a,b]	26,521	1,331,089
Align Technology Inc.[a]	24,372	3,658,725
Analogic Corp.	3,459	251,296
AngioDynamics Inc.[a]	11,931	193,402
Anika Therapeutics Inc.[a,b]	4,747	234,217
Antares Pharma Inc.[a]	43,778	140,965
AtriCure Inc.[a]	8,218	199,286
Atrion Corp.	398	256,033
AxoGen Inc.[a,b]	7,256	121,538
Baxter International Inc.	153,743	9,307,601
Becton Dickinson and Co.	68,660	13,396,253
Boston Scientific Corp.[a]	420,252	11,649,385
Cantel Medical Corp.	10,624	827,716
Cardiovascular Systems Inc.[a,b]	8,853	285,332
Cerus Corp.[a]	29,185	73,254
ConforMIS Inc.[a]	14,333	61,489
CONMED Corp.	8,217	418,574
Cooper Companies Inc. (The)	14,964	3,582,681

Security	Shares	Value
Corindus Vascular Robotics Inc.[a,b]	6,533	$12,151
CR Bard Inc.	22,268	7,039,137
CryoLife Inc.[a]	9,528	190,084
Cutera Inc.[a]	4,752	123,077
Danaher Corp.	188,293	15,890,046
DENTSPLY SIRONA Inc.	69,163	4,484,529
DexCom Inc.[a,b]	26,223	1,918,212
Edwards Lifesciences Corp.[a]	64,153	7,585,451
Endologix Inc.[a,b]	25,323	123,070
Entellus Medical Inc.[a]	1,515	25,088
Exactech Inc.[a]	2,346	69,911
Fonar Corp.[a]	2,788	77,367
GenMark Diagnostics Inc.[a]	13,568	160,509
Glaukos Corp.[a,b]	8,727	361,909
Globus Medical Inc. Class Aa,b	21,555	714,548
Haemonetics Corp.[a]	15,454	610,278
Halyard Health Inc.[a]	14,143	555,537
Hill-Rom Holdings Inc.	20,600	1,639,966
Hologic Inc.[a]	85,849	3,895,828
ICU Medical Inc.[a]	4,342	748,995
IDEXX Laboratories Inc.[a]	26,764	4,320,245
Inogen Inc.[a]	5,450	520,039
Insulet Corp.[a,b]	17,613	903,723
Integer Holdings Corp.[a]	9,549	412,994
Integra LifeSciences Holdings Corp.[a,b]	18,771	1,023,207
Intuitive Surgical Inc.[a]	11,215	10,490,175
Invacare Corp.	9,284	122,549
iRhythm Technologies Inc.[a]	4,821	204,844
K2M Group Holdings Inc.[a]	12,383	301,650
Lantheus Holdings Inc.[a,b]	7,939	140,123
LeMaitre Vascular Inc.	3,437	107,303
LivaNova PLC[a,b]	14,793	905,480
Masimo Corp.[a]	13,292	1,211,965
Medtronic PLC	421,220	37,383,275
Meridian Bioscience Inc.	11,818	186,133
Merit Medical Systems Inc.[a]	14,744	562,484
Natus Medical Inc.[a]	10,359	386,391
Neogen Corp.[a]	11,382	786,610
Nevro Corp.[a,b]	8,443	628,412
Novocure Ltd.[a,b]	19,020	329,046
NuVasive Inc.[a]	15,456	1,188,876
NxStage Medical Inc.[a]	20,585	516,066

445

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
Obalon Therapeutics Inc.[a,b]	1,451	$14,379
OraSure Technologies Inc.[a]	15,452	266,702
Orthofix International NVa	5,391	250,574
Oxford Immunotec Global PLC[a]	8,678	145,964
Penumbra Inc.[a,b]	9,313	817,216
Pulse Biosciences Inc.[a,b]	2,778	95,924
Quidel Corp.[a]	8,336	226,239
Quotient Ltd.[a]	10,686	78,649
ResMed Inc.	43,195	3,363,595
Rockwell Medical Inc.[a,b]	15,780	125,135
RTI Surgical Inc.[a]	16,491	96,472
Sientra Inc.[a]	8,331	80,977
Spectranetics Corp. (The)[a,b]	12,914	495,898
STAAR Surgical Co.[a,b]	10,544	113,875
STERIS PLC	25,663	2,091,534
Stryker Corp.	104,424	14,491,963
Surmodics Inc.[a]	4,467	125,746
Tactile Systems Technology Inc.[a,b]	1,234	35,268
Teleflex Inc.	13,922	2,892,435
Utah Medical Products Inc.	980	70,952
Varex Imaging Corp.[a]	11,525	389,545
Varian Medical Systems Inc.[a,b]	28,206	2,910,577
ViewRay Inc.[a,b]	13,831	89,487
Viveve Medical Inc.[a]	9,912	71,168
West Pharmaceutical Services Inc.	22,117	2,090,499
Wright Medical Group NVa,b	30,475	837,758
Zimmer Biomet Holdings Inc.	61,970	7,956,948

		222,508,361
HEALTH CARE PROVIDERS & SERVICES — 2.60%
AAC Holdings Inc.[a,b]	1,671	11,580
Acadia Healthcare Co. Inc.[a,b]	24,079	1,189,021
Aceto Corp.	7,844	121,190
Addus HomeCare Corp.[a]	1,487	55,316
Aetna Inc.	99,563	15,116,650
Almost Family Inc.[a]	3,340	205,911
Amedisys Inc.[a]	8,595	539,852
American Renal Associates Holdings Inc.[a,b]	2,572	47,711
AmerisourceBergen Corp.	48,762	4,609,472
AMN Healthcare Services Inc.[a]	15,221	594,380
Anthem Inc.	81,222	15,280,295

Security	Shares	Value
BioScrip Inc.[a,b]	15,132	$41,083
BioTelemetry Inc.[a]	7,603	254,320
Brookdale Senior Living Inc.[a]	57,601	847,311
Capital Senior Living Corp.[a,b]	8,262	125,665
Cardinal Health Inc.	97,062	7,563,071
Centene Corp.[a]	51,733	4,132,432
Chemed Corp.	4,926	1,007,515
Cigna Corp.	76,149	12,746,581
Civitas Solutions Inc.[a,b]	3,343	58,503
Community Health Systems Inc.[a,b]	34,811	346,718
CorVel Corp.[a]	3,499	166,028
Cross Country Healthcare Inc.[a]	14,026	181,076
DaVita Inc.[a]	48,250	3,124,670
Diplomat Pharmacy Inc.[a]	14,741	218,167
Ensign Group Inc. (The)	13,741	299,142
Envision Healthcare Corp.[a]	35,791	2,243,022
Express Scripts Holding Co.[a]	184,846	11,800,569
Genesis Healthcare Inc.[a]	16,459	28,639
HCA Healthcare Inc.[a]	90,855	7,922,556
HealthEquity Inc.[a]	15,186	756,718
HealthSouth Corp.	26,655	1,290,102
Henry Schein Inc.[a]	24,259	4,439,882
Humana Inc.	44,271	10,652,488
Kindred Healthcare Inc.	24,531	285,786
Laboratory Corp. of America Holdings[a]	31,412	4,841,846
Landauer Inc.	2,820	147,486
LHC Group Inc.[a]	4,426	300,481
LifePoint Health Inc.[a]	12,110	813,186
Magellan Health Inc.[a]	6,874	501,115
McKesson Corp.	65,299	10,744,297
MEDNAX Inc.[a]	28,374	1,712,938
Molina Healthcare Inc.[a,b]	12,892	891,869
National Healthcare Corp.	3,094	217,013
National Research Corp. Class A	2,218	59,664
Owens & Minor Inc.	18,358	590,944
Patterson Companies Inc.	25,055	1,176,332
PharMerica Corp.[a]	8,604	225,855
Premier Inc.[a]	15,924	573,264
Providence Service Corp. (The)[a]	3,566	180,475
Quest Diagnostics Inc.	41,978	4,666,274

446

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
R1 RCM Inc.[a]	30,557	$114,589
RadNet Inc.[a]	9,449	73,230
Select Medical Holdings Corp.[a]	35,405	543,467
Surgery Partners Inc.[a]	4,611	104,900
Teladoc Inc.[a,b]	16,395	568,906
Tenet Healthcare Corp.[a,b]	24,245	468,898
Tivity Health Inc.[a]	11,647	464,133
Triple-S Management Corp. Class Ba	7,112	120,264
U.S. Physical Therapy Inc.	3,423	206,749
UnitedHealth Group Inc.	294,683	54,640,122
Universal Health Services Inc. Class B	26,459	3,230,115
VCA Inc.[a]	24,318	2,244,795
WellCare Health Plans Inc.[a]	13,808	2,479,364

		201,205,993
HEALTH CARE TECHNOLOGY — 0.19%
Allscripts Healthcare Solutions Inc.[a]	55,196	704,301
athenahealth Inc.[a,b]	12,120	1,703,466
Castlight Health Inc.[a]	12,432	51,593
Cerner Corp.[a]	88,327	5,871,096
Computer Programs & Systems Inc.[b]	3,200	104,960
Cotiviti Holdings Inc.[a,b]	8,108	301,131
Evolent Health Inc.[a,b]	11,756	298,015
HealthStream Inc.[a,b]	8,116	213,613
HMS Holdings Corp.[a]	24,810	458,985
Inovalon Holdings Inc. Class Aa,b	17,397	228,771
Medidata Solutions Inc.[a,b]	17,482	1,367,092
NantHealth Inc.[a,b]	2,003	8,473
Omnicell Inc.[a,b]	10,755	463,540
Quality Systems Inc.[a]	15,478	266,376
Simulations Plus Inc.	6,433	79,448
Tabula Rasa HealthCare Inc.[a]	1,504	22,635
Veeva Systems Inc. Class Aa	32,856	2,014,401
Vocera Communications Inc.[a]	9,194	242,905

		14,400,801
HOTELS, RESTAURANTS & LEISURE — 2.18%
Aramark	75,039	3,075,098
Belmond Ltd. Class Aa	28,290	376,257
Biglari Holdings Inc.[a]	280	111,927

Security	Shares	Value
BJ’s Restaurants Inc.[a]	7,106	$264,699
Bloomin’ Brands Inc.	31,544	669,679
Bob Evans Farms Inc./DE	6,638	476,808
Bojangles’ Inc.[a,b]	3,204	52,065
Boyd Gaming Corp.	26,709	662,650
Brinker International Inc.	15,056	573,634
Buffalo Wild Wings Inc.[a]	5,193	657,953
Caesars Acquisition Co. Class Aa,b	13,156	250,622
Caesars Entertainment Corp.[a,b]	14,961	179,532
Carnival Corp.	125,728	8,243,985
Carrols Restaurant Group Inc.[a]	12,977	158,968
Century Casinos Inc.[a]	6,395	47,131
Cheesecake Factory Inc. (The)	13,648	686,494
Chipotle Mexican Grill Inc.[a,b]	7,757	3,227,688
Choice Hotels International Inc.	9,958	639,802
Churchill Downs Inc.	4,309	789,840
Chuy’s Holdings Inc.[a,b]	4,602	107,687
ClubCorp Holdings Inc.	18,707	245,062
Cracker Barrel Old Country Store Inc.[b]	6,010	1,005,172
Darden Restaurants Inc.	38,214	3,456,074
Dave & Buster’s Entertainment Inc.[a]	12,824	852,924
Del Frisco’s Restaurant Group Inc.[a]	6,689	107,693
Del Taco Restaurants Inc.[a,b]	6,886	94,683
Denny’s Corp.[a,b]	20,483	241,085
DineEquity Inc.	5,329	234,742
Domino’s Pizza Inc.	14,709	3,111,395
Drive Shack Inc.	18,884	59,485
Dunkin’ Brands Group Inc.	28,245	1,556,864
El Pollo Loco Holdings Inc.[a]	8,615	119,318
Eldorado Resorts Inc.[a]	15,497	309,940
Empire Resorts Inc.[a,b]	860	20,554
Extended Stay America Inc.	50,706	981,668
Fiesta Restaurant Group Inc.[a]	8,436	174,203
Fogo De Chao Inc.[a,b]	1,445	20,086
Golden Entertainment Inc.[a]	3,100	64,201
Habit Restaurants Inc. (The)[a,b]	3,878	61,272
Hilton Grand Vacations Inc.[a]	18,153	654,597
Hilton Worldwide Holdings Inc.	59,127	3,657,005
Hyatt Hotels Corp. Class Aa	9,935	558,446
ILG Inc.	32,419	891,198

447

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
Inspired Entertainment Inc.[a]	6,565	$85,345
International Game Technology PLC	34,081	623,682
International Speedway Corp. Class A	7,141	268,145
Intrawest Resorts Holdings Inc.[a]	3,911	92,847
J Alexander’s Holdings Inc.[a,b]	4,462	54,660
Jack in the Box Inc.	9,667	952,199
La Quinta Holdings Inc.[a]	26,883	397,062
Las Vegas Sands Corp.	110,839	7,081,504
Lindblad Expeditions Holdings Inc.[a]	4,400	46,200
Marcus Corp. (The)	5,675	171,385
Marriott International Inc./MD Class A	97,112	9,741,305
Marriott Vacations Worldwide Corp.	6,566	773,147
McDonald’s Corp.	250,828	38,416,816
MGM Resorts International	155,573	4,867,879
Monarch Casino & Resort Inc.[a]	2,436	73,689
Nathan’s Famous Inc.[a]	926	58,338
Noodles & Co.[a,b]	3,611	14,083
Norwegian Cruise Line Holdings Ltd.[a]	49,445	2,684,369
Panera Bread Co. Class Aa	6,495	2,043,587
Papa John’s International Inc.	8,216	589,580
Penn National Gaming Inc.[a,b]	19,968	427,315
Pinnacle Entertainment Inc.[a]	15,752	311,260
Planet Fitness Inc. Class Ab	25,683	599,441
Potbelly Corp.[a,b]	8,399	96,589
RCI Hospitality Holdings Inc.	3,408	81,247
Red Lion Hotels Corp.[a,b]	4,256	31,282
Red Robin Gourmet Burgers Inc.[a]	4,249	277,247
Red Rock Resorts Inc. Class A	20,708	487,673
Royal Caribbean Cruises Ltd.	52,689	5,755,219
Ruby Tuesday Inc.[a]	18,327	36,837
Ruth’s Hospitality Group Inc.	9,879	214,868
Scientific Games Corp. Class Aa	15,672	409,039
SeaWorld Entertainment Inc.	19,512	317,460
Shake Shack Inc. Class Aa	6,687	233,243
Six Flags Entertainment Corp.	22,404	1,335,502
Sonic Corp.	14,267	377,933
Speedway Motorsports Inc.	3,310	60,474

Security	Shares	Value
Starbucks Corp.	433,613	$25,283,974
Texas Roadhouse Inc.	20,457	1,042,284
Vail Resorts Inc.	12,156	2,465,601
Wendy’s Co. (The)	56,538	876,904
Wingstop Inc.[b]	8,853	273,558
Wyndham Worldwide Corp.	31,502	3,163,116
Wynn Resorts Ltd.	24,425	3,275,881
Yum China Holdings Inc.[a]	113,215	4,464,067
Yum! Brands Inc.	106,806	7,878,011
Zoe’s Kitchen Inc.[a,b]	5,422	64,576

		168,606,609
HOUSEHOLD DURABLES — 0.59%
AV Homes Inc.[a,b]	2,827	56,681
Bassett Furniture Industries Inc.	2,888	109,600
Beazer Homes USA Inc.[a]	11,547	158,425
CalAtlantic Group Inc.	22,403	791,946
Cavco Industries Inc.[a]	2,847	369,113
Century Communities Inc.[a]	4,649	115,295
CSS Industries Inc.	2,904	75,969
DR Horton Inc.	105,037	3,631,129
Ethan Allen Interiors Inc.	7,117	229,879
Flexsteel Industries Inc.	2,505	135,546
Garmin Ltd.	37,022	1,889,233
GoPro Inc. Class Aa,b	32,703	265,875
Green Brick Partners Inc.[a,b]	4,181	47,872
Helen of Troy Ltd.[a]	8,739	822,340
Hooker Furniture Corp.	2,956	121,639
Hovnanian Enterprises Inc. Class Aa	29,418	82,370
Installed Building Products Inc.[a]	7,108	376,369
iRobot Corp.[a,b]	8,512	716,200
KB Home[b]	27,181	651,529
La-Z-Boy Inc.	14,952	485,940
Leggett & Platt Inc.	40,556	2,130,407
Lennar Corp. Class A	61,149	3,260,465
Lennar Corp. Class B	2,614	117,552
LGI Homes Inc.[a,b]	4,626	185,873
Libbey Inc.	5,755	46,385
Lifetime Brands Inc.	2,481	45,030
M/I Homes Inc.[a]	6,169	176,125
MDC Holdings Inc.	13,807	487,801
Meritage Homes Corp.[a]	12,032	507,750
Mohawk Industries Inc.[a]	19,016	4,595,977

448

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
NACCO Industries Inc. Class A	1,471	$104,220
New Home Co. Inc. (The)[a]	2,396	27,482
Newell Brands Inc.	147,358	7,901,336
NVR Inc.[a]	1,016	2,449,180
PICO Holdings Inc.[a]	6,555	114,712
PulteGroup Inc.	89,352	2,191,805
Taylor Morrison Home Corp. Class Aa	18,635	447,426
Tempur Sealy International Inc.[a]	14,212	758,779
Toll Brothers Inc.	46,496	1,837,057
TopBuild Corp.[a]	11,220	595,445
TRI Pointe Group Inc.[a]	46,854	618,004
Tupperware Brands Corp.	15,682	1,101,347
UCP Inc. Class Aa	2,397	26,247
Universal Electronics Inc.[a]	4,254	284,380
Whirlpool Corp.	22,209	4,255,689
William Lyon Homes Class Aa	7,041	169,970
ZAGG Inc.[a,b]	8,580	74,217

		45,643,611
HOUSEHOLD PRODUCTS — 1.49%
Central Garden & Pet Co.[a]	3,051	96,991
Central Garden & Pet Co. Class Aa	11,018	330,760
Church & Dwight Co. Inc.	76,412	3,964,255
Clorox Co. (The)	39,659	5,284,165
Colgate-Palmolive Co.	264,528	19,609,461
Energizer Holdings Inc.	19,444	933,701
HRG Group Inc.[a]	35,098	621,586
Kimberly-Clark Corp.	108,784	14,045,102
Oil-Dri Corp. of America	1,335	56,083
Orchids Paper Products Co.[b]	1,778	23,025
Procter & Gamble Co. (The)	787,037	68,590,275
Spectrum Brands Holdings Inc.	7,604	950,804
WD-40 Co.	4,561	503,306

		115,009,514
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.12%
AES Corp./VA	205,676	2,285,060
Atlantic Power Corp.[a]	33,000	79,200
Calpine Corp.[a]	107,751	1,457,871
Dynegy Inc.[a,b]	37,740	312,110
NRG Energy Inc.	91,113	1,568,966
NRG Yield Inc. Class A	9,710	165,653

Security	Shares	Value
NRG Yield Inc. Class C	18,218	$320,637
Ormat Technologies Inc.	11,559	678,282
Pattern Energy Group Inc.	20,476	488,148
TerraForm Global Inc. Class Aa	33,808	170,730
TerraForm Power Inc.[a,b]	26,578	318,936
Vistra Energy Corp.	74,005	1,242,544

		9,088,137
INDUSTRIAL CONGLOMERATES — 1.94%
3M Co.	178,232	37,106,120
Carlisle Companies Inc.	19,753	1,884,436
General Electric Co.	2,671,944	72,169,208
Honeywell International Inc.	234,000	31,189,860
Raven Industries Inc.	10,529	350,616
Roper Technologies Inc.	30,989	7,174,883

		149,875,123
INSURANCE — 2.95%
Aflac Inc.	119,275	9,265,282
Alleghany Corp.[a]	4,391	2,611,767
Allied World Assurance Co. Holdings AG	26,624	1,408,410
Allstate Corp. (The)	111,854	9,892,368
Ambac Financial Group Inc.[a,b]	10,524	182,591
American Equity Investment Life Holding Co.	22,360	587,621
American Financial Group Inc./OH	21,578	2,144,206
American International Group Inc.	283,506	17,724,795
American National Insurance Co.	2,090	243,464
AMERISAFE Inc.	5,221	297,336
AmTrust Financial Services Inc.	27,529	416,789
Aon PLC	79,961	10,630,815
Arch Capital Group Ltd.[a]	35,401	3,302,559
Argo Group International Holdings Ltd.	8,380	507,828
Arthur J Gallagher & Co.	54,764	3,135,239
Aspen Insurance Holdings Ltd.	18,270	910,760
Assurant Inc.	16,576	1,718,765
Assured Guaranty Ltd.	37,744	1,575,435
Athene Holding Ltd. Class Aa	13,309	660,260
Atlas Financial Holdings Inc.[a]	3,310	49,319
Axis Capital Holdings Ltd.	25,966	1,678,962

449

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
Baldwin & Lyons Inc. Class B	2,527	$61,912
Blue Capital Reinsurance Holdings Ltd.	1,805	33,032
Brown & Brown Inc.	35,764	1,540,355
Chubb Ltd.	142,826	20,764,044
Cincinnati Financial Corp.	47,366	3,431,667
Citizens Inc./TXa,b	11,074	81,726
CNA Financial Corp.	7,648	372,840
CNO Financial Group Inc.	49,257	1,028,486
Crawford & Co. Class B	6,181	57,483
Donegal Group Inc. Class A	2,177	34,614
eHealth Inc.[a]	6,063	113,984
EMC Insurance Group Inc.	1,909	53,032
Employers Holdings Inc.	9,685	409,676
Enstar Group Ltd.[a]	3,354	666,272
Erie Indemnity Co. Class A	7,419	927,894
Everest Re Group Ltd.	12,455	3,170,918
FBL Financial Group Inc. Class A	2,862	176,013
Federated National Holding Co.	3,259	52,144
Fidelity & Guaranty Life	3,893	120,878
First American Financial Corp.	32,346	1,445,543
FNF Group	81,227	3,641,406
Genworth Financial Inc. Class Aa	131,394	495,355
Global Indemnity Ltd.[a]	2,999	116,271
Greenlight Capital Re Ltd. Class Aa	8,192	171,213
Hallmark Financial Services Inc.[a]	4,172	47,018
Hanover Insurance Group Inc. (The)	12,943	1,147,138
Hartford Financial Services Group Inc. (The)	112,095	5,892,834
HCI Group Inc.	3,303	155,175
Health Insurance Innovations Inc.[a]	3,410	80,135
Heritage Insurance Holdings Inc.	6,824	88,848
Horace Mann Educators Corp.	11,732	443,470
Independence Holding Co.	2,252	46,053
Infinity Property & Casualty Corp.	3,583	336,802

Security	Shares	Value
Investors Title Co.	389	$75,248
James River Group Holdings Ltd.	5,553	220,621
Kemper Corp.	12,269	473,583
Kingstone Companies Inc.	4,967	75,995
Kinsale Capital Group Inc.	4,408	164,462
Lincoln National Corp.	68,651	4,639,435
Loews Corp.	85,524	4,003,378
Maiden Holdings Ltd.	20,324	225,596
Markel Corp.[a]	4,182	4,081,047
Marsh & McLennan Companies Inc.	157,938	12,312,846
MBIA Inc.[a,b]	42,238	398,304
Mercury General Corp.	8,277	446,958
MetLife Inc.	281,326	15,456,050
National General Holdings Corp.	14,448	304,853
National Western Life Group Inc.[b]	719	229,807
Navigators Group Inc. (The)	5,887	323,196
NI Holdings Inc.[a,b]	4,314	77,134
Old Republic International Corp.	72,969	1,425,085
OneBeacon Insurance Group Ltd. Class A	6,537	119,170
Primerica Inc.	12,310	932,483
Principal Financial Group Inc.	82,037	5,256,111
ProAssurance Corp.	15,906	967,085
Progressive Corp. (The)	177,658	7,832,941
Prudential Financial Inc.	131,768	14,249,392
Reinsurance Group of America Inc.	19,495	2,502,963
RenaissanceRe Holdings Ltd.	12,240	1,701,972
RLI Corp.	11,438	624,744
Safety Insurance Group Inc.	4,385	299,496
Selective Insurance Group Inc.	17,269	864,313
State Auto Financial Corp.	4,378	112,646
State National Companies Inc.	7,493	137,721
Stewart Information Services Corp.	7,195	326,509
Third Point Reinsurance Ltd.[a]	23,172	322,091
Torchmark Corp.	35,386	2,707,029
Travelers Companies Inc. (The)	85,767	10,852,099
Trupanion Inc.[a,b]	6,840	153,079
United Fire Group Inc.	5,175	228,011

450

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
United Insurance Holdings Corp.	4,413	$69,416
Universal Insurance Holdings Inc.	10,461	263,617
Unum Group	70,039	3,265,919
Validus Holdings Ltd.	24,142	1,254,660
White Mountains Insurance Group Ltd.[b]	1,287	1,117,927
Willis Towers Watson PLC	38,833	5,648,648
WMIH Corp.[a,b]	60,879	76,099
WR Berkley Corp.	28,944	2,002,056
XL Group Ltd.	78,249	3,427,306

		228,397,903
INTERNET & DIRECT MARKETING RETAIL — 2.34%
1-800-Flowers.com Inc. Class Aa	7,379	71,945
Amazon.com Inc.[a]	122,137	118,228,616
Duluth Holdings Inc.[a,b]	2,236	40,718
Etsy Inc.[a,b]	36,244	543,660
Expedia Inc.	37,292	5,554,643
FTD Companies Inc.[a]	5,222	104,440
Gaia Inc.[a]	4,061	45,483
Groupon Inc.[a,b]	110,537	424,462
HSN Inc.	9,711	309,781
Lands’ End Inc.[a,b]	4,318	64,338
Liberty Expedia Holdings Inc. Class Aa	16,045	866,751
Liberty Interactive Corp. QVC Group Series Aa	127,589	3,131,034
Liberty TripAdvisor Holdings Inc. Class Aa	21,110	244,876
Liberty Ventures Series Aa	24,018	1,255,901
Netflix Inc.[a]	125,991	18,824,315
NutriSystem Inc.	8,300	432,015
Overstock.com Inc.[a,b]	3,260	53,138
PetMed Express Inc.	5,665	229,999
Priceline Group Inc. (The)[a,b]	15,082	28,211,183
Shutterfly Inc.[a]	10,884	516,990
TripAdvisor Inc.[a]	34,558	1,320,116
Wayfair Inc. Class Aa,b	11,762	904,263

		181,378,667
INTERNET SOFTWARE & SERVICES — 4.20%
2U Inc.[a,b]	13,343	626,054

Security	Shares	Value
Actua Corp.[a]	10,878	$152,836
Akamai Technologies Inc.[a,b]	52,479	2,613,979
Alarm.com Holdings Inc.[a,b]	6,191	232,967
Alphabet Inc. Class Aa	91,495	85,061,072
Alphabet Inc. Class Ca	92,942	84,459,184
Alteryx Inc. Class Aa	4,021	78,490
Amber Road Inc.[a]	2,537	21,742
Angie’s List Inc.[a,b]	12,086	154,580
Appfolio Inc.[a]	1,667	54,344
Apptio Inc. Class Aa	6,539	113,452
Bankrate Inc.[a]	12,685	163,002
Bazaarvoice Inc.[a]	32,410	160,429
Benefitfocus Inc.[a,b]	5,293	192,401
Blucora Inc.[a]	11,626	246,471
Box Inc. Class Aa	23,935	436,574
Brightcove Inc.[a,b]	8,168	50,642
Carbonite Inc.[a]	7,140	155,652
Care.com Inc.[a,b]	3,434	51,853
Cars.com Inc.[a]	21,900	583,197
ChannelAdvisor Corp.[a]	5,819	67,209
Cimpress NVa,b	7,520	710,866
Cloudera Inc.[a,b]	4,552	72,923
CommerceHub Inc. Series Aa	4,060	70,725
CommerceHub Inc. Series Ca	8,120	141,613
Cornerstone OnDemand Inc.[a]	15,245	545,009
CoStar Group Inc.[a,b]	9,751	2,570,364
Coupa Software Inc.[a]	9,083	263,225
DHI Group Inc.[a]	13,071	37,252
eBay Inc.[a]	311,098	10,863,542
Endurance International Group Holdings Inc.[a,b]	16,716	139,579
Envestnet Inc.[a]	13,277	525,769
Facebook Inc. Class Aa	717,461	108,322,262
Five9 Inc.[a]	15,884	341,824
Global Sources Ltd.[a]	2,430	48,600
GoDaddy Inc. Class Aa,b	24,002	1,018,165
Gogo Inc.[a,b]	15,978	184,226
GrubHub Inc.[a,b]	26,183	1,141,579
GTT Communications Inc.[a]	9,557	302,479
Hortonworks Inc.[a]	11,518	148,352
IAC/InterActiveCorp[a]	21,464	2,215,943
Instructure Inc.[a,b]	7,633	225,173
Internap Corp.[a,b]	24,342	89,335
j2 Global Inc.	14,358	1,221,722

451

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
Leaf Group Ltd.[a]	9,806	$76,487
Limelight Networks Inc.[a]	18,223	52,664
Liquidity Services Inc.[a]	6,710	42,609
LivePerson Inc.[a]	15,909	174,999
LogMeIn Inc.	16,005	1,672,522
Match Group Inc.[a,b]	10,435	181,360
Meet Group Inc. (The)[a,b]	12,416	62,701
MINDBODY Inc. Class Aa,b	11,227	305,374
MuleSoft Inc. Class Aa,b	4,602	114,774
New Relic Inc.[a]	8,932	384,165
NIC Inc.	18,581	352,110
Nutanix Inc. Class Aa,b	10,606	213,711
Okta Inc.[a]	3,386	77,201
Ominto Inc.[a,b]	9,957	151,844
Pandora Media Inc.[a,b]	69,151	616,827
Q2 Holdings Inc.[a]	8,419	311,082
QuinStreet Inc.[a]	9,487	39,561
Quotient Technology Inc.[a,b]	23,755	273,182
Reis Inc.	2,353	50,001
Rightside Group Ltd.[a,b]	3,459	36,735
Rocket Fuel Inc.[a,b]	28,480	78,320
Shutterstock Inc.[a,b]	5,574	245,702
SPS Commerce Inc.[a]	5,341	340,542
Stamps.com Inc.[a,b]	5,008	775,614
TechTarget Inc.[a]	4,715	48,895
Trade Desk Inc. (The) Class Aa,b	5,282	264,681
TrueCar Inc.[a,b]	19,237	383,393
Tucows Inc. Class Aa,b	2,744	146,804
Twilio Inc. Class Aa,b	18,948	551,576
Twitter Inc.[a]	205,220	3,667,281
VeriSign Inc.[a,b]	27,305	2,538,273
Veritone Inc.[a]	5,659	66,267
Web.com Group Inc.[a]	11,740	297,022
WebMD Health Corp.[a,b]	11,084	650,077
Xactly Corp.[a]	8,448	132,211
XO Group Inc.[a]	7,638	134,582
Yelp Inc.[a,b]	24,091	723,212
Yext Inc.[a,b]	5,924	78,967
Zillow Group Inc. Class Aa	15,234	744,029
Zillow Group Inc. Class Ca,b	32,379	1,586,895

		325,520,909
IT SERVICES — 3.74%
Accenture PLC Class A	190,540	23,565,987

Security	Shares	Value
Acxiom Corp.[a]	24,650	$640,407
Alliance Data Systems Corp.	14,890	3,822,114
Amdocs Ltd.	44,591	2,874,336
Automatic Data Processing Inc.	137,511	14,089,377
Black Knight Financial Services Inc. Class Aa,b	7,751	317,403
Blackhawk Network Holdings Inc.[a]	17,325	755,370
Booz Allen Hamilton Holding Corp.	44,860	1,459,744
Broadridge Financial Solutions Inc.	36,089	2,726,885
CACI International Inc. Class Aa	7,612	951,881
CardConnect Corp.[a]	5,165	77,733
Cardtronics PLC Class Aa	13,064	429,283
Cass Information Systems Inc.	3,049	200,136
Cognizant Technology Solutions Corp. Class A	179,635	11,927,764
Conduent Inc.[a]	61,268	976,612
Convergys Corp.	29,909	711,236
CoreLogic Inc./U.S.[a]	25,897	1,123,412
CSG Systems International Inc.	9,750	395,655
CSRA Inc.	49,141	1,560,227
DST Systems Inc.	18,531	1,143,363
DXC Technology Co.	86,893	6,666,431
EPAM Systems Inc.[a,b]	15,115	1,271,020
Euronet Worldwide Inc.[a]	15,673	1,369,350
Everi Holdings Inc.[a]	19,405	141,268
EVERTEC Inc.	18,868	326,416
ExlService Holdings Inc.[a]	9,426	523,897
Fidelity National Information Services Inc.	100,895	8,616,433
First Data Corp. Class Aa,b	113,262	2,061,368
Fiserv Inc.[a]	65,080	7,961,887
FleetCor Technologies Inc.[a]	28,294	4,080,278
Forrester Research Inc.	2,465	96,505
Gartner Inc.[a]	26,788	3,308,586
Genpact Ltd.	41,341	1,150,520
Global Payments Inc.	46,575	4,206,654
Hackett Group Inc. (The)	7,212	111,786
Information Services Group Inc.[a]	9,343	38,400
International Business Machines Corp.	264,079	40,623,273

452

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
Jack Henry & Associates Inc.	23,591	$2,450,397
Leidos Holdings Inc.	43,580	2,252,650
ManTech International Corp./VA Class A	8,330	344,695
MasterCard Inc. Class A	289,513	35,161,354
MAXIMUS Inc.	19,490	1,220,659
MoneyGram International Inc.[a]	8,941	154,232
NCI Inc. Class Aa	1,841	38,845
NeuStar Inc. Class Aa	15,753	525,363
Paychex Inc.	99,052	5,640,021
PayPal Holdings Inc.[a]	348,551	18,706,732
Perficient Inc.[a]	9,316	173,650
Planet Payment Inc.[a]	12,705	41,927
Presidio Inc.[a]	5,789	82,841
Sabre Corp.	62,282	1,355,879
Science Applications International Corp.	13,216	917,455
ServiceSource International Inc.[a,b]	17,489	67,857
Square Inc. Class Aa,b	68,059	1,596,664
StarTek Inc.[a]	6,867	84,052
Sykes Enterprises Inc.[a]	11,096	372,049
Syntel Inc.	10,548	178,894
TeleTech Holdings Inc.	5,331	217,505
Teradata Corp.[a,b]	39,108	1,153,295
Total System Services Inc.	55,654	3,241,846
Travelport Worldwide Ltd.	36,210	498,250
Unisys Corp.[a,b]	15,674	200,627
Vantiv Inc. Class Aa	49,245	3,119,178
Virtusa Corp.[a]	9,051	266,099
Visa Inc. Class A	567,947	53,262,070
Western Union Co. (The)	144,689	2,756,326
WEX Inc.[a,b]	12,001	1,251,344

		289,635,753
LEISURE PRODUCTS — 0.15%
Acushnet Holdings Corp.[b]	6,791	134,733
American Outdoor Brands Corp.[a]	17,530	388,465
Black Diamond Inc.[a,b]	12,010	79,866
Brunswick Corp./DE	27,353	1,715,854
Callaway Golf Co.	27,632	353,137
Escalade Inc.	2,887	37,820
Hasbro Inc.	34,962	3,898,613

Security	Shares	Value
Johnson Outdoors Inc. Class A	1,758	$84,753
Malibu Boats Inc. Class Aa,b	5,526	142,958
Marine Products Corp.	1,471	22,962
Mattel Inc.	106,309	2,288,833
MCBC Holdings Inc.[a]	6,168	120,584
Nautilus Inc.[a]	8,861	169,688
Polaris Industries Inc.[b]	18,181	1,676,834
Sturm Ruger & Co. Inc.[b]	5,489	341,141
Vista Outdoor Inc.[a]	18,482	416,030

		11,872,271
LIFE SCIENCES TOOLS & SERVICES — 0.81%
Accelerate Diagnostics Inc.[a,b]	6,449	176,380
Agilent Technologies Inc.	99,643	5,909,826
Albany Molecular Research Inc.[a]	6,645	144,197
Bio-Rad Laboratories Inc. Class Aa	6,514	1,474,183
Bio-Techne Corp.	11,447	1,345,022
Bruker Corp.	33,697	971,821
Cambrex Corp.[a]	10,085	602,579
Charles River Laboratories International Inc.[a]	14,124	1,428,643
Enzo Biochem Inc.[a]	11,884	131,199
Fluidigm Corp.[a,b]	6,809	27,508
Illumina Inc.[a,b]	44,725	7,760,682
INC Research Holdings Inc. Class Aa	16,639	973,382
Luminex Corp.	11,452	241,866
Medpace Holdings Inc.[a]	2,415	70,035
Mettler-Toledo International Inc.[a,b]	7,770	4,572,956
NanoString Technologies Inc.[a]	6,220	102,879
NeoGenomics Inc.[a]	14,206	127,286
Pacific Biosciences of California Inc.[a,b]	29,005	103,258
PAREXEL International Corp.[a]	15,327	1,332,070
Patheon NVa	9,841	343,254
PerkinElmer Inc.	33,563	2,286,983
PRA Health Sciences Inc.[a]	11,814	886,168
QIAGEN NV	70,460	2,362,524
Quintiles IMS Holdings Inc.[a]	38,860	3,477,970
Thermo Fisher Scientific Inc.	119,847	20,909,706
VWR Corp.[a]	26,152	863,278
Waters Corp.[a]	23,297	4,282,920

		62,908,575

453

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
MACHINERY — 1.96%
Actuant Corp. Class A	18,495	$454,977
AGCO Corp.	21,192	1,428,129
Alamo Group Inc.	2,859	259,626
Albany International Corp. Class A	9,376	500,678
Allison Transmission Holdings Inc.	40,940	1,535,659
Altra Industrial Motion Corp.	7,738	307,972
American Railcar Industries Inc.	2,852	109,232
Astec Industries Inc.	7,065	392,178
Barnes Group Inc.	15,793	924,364
Blue Bird Corp.[a]	1,452	24,684
Briggs & Stratton Corp.	13,988	337,111
Caterpillar Inc.	174,535	18,755,531
Chart Industries Inc.[a]	8,603	298,782
CIRCOR International Inc.	5,149	305,748
Colfax Corp.[a]	27,106	1,067,163
Columbus McKinnon Corp./NY	5,616	142,759
Commercial Vehicle Group Inc.[a,b]	10,008	84,568
Crane Co.	15,261	1,211,418
Cummins Inc.	48,697	7,899,627
Deere & Co.	97,897	12,099,090
DMC Global Inc.	4,209	55,138
Donaldson Co. Inc.	40,563	1,847,239
Douglas Dynamics Inc.	6,402	210,626
Dover Corp.	47,266	3,791,679
Eastern Co. (The)	2,662	79,993
Energy Recovery Inc.[a,b]	10,357	85,860
EnPro Industries Inc.	7,098	506,584
ESCO Technologies Inc.	7,709	459,842
ExOne Co. (The)[a,b]	3,595	41,163
Federal Signal Corp.	17,472	303,314
Flowserve Corp.	39,615	1,839,324
Fortive Corp.	94,245	5,970,421
Franklin Electric Co. Inc.	13,625	564,075
FreightCar America Inc.	3,348	58,222
Gardner Denver Holdings Inc.[a]	12,714	274,750
Gencor Industries Inc.[a]	2,306	37,357
Global Brass & Copper Holdings Inc.	6,190	189,105
Gorman-Rupp Co. (The)	5,523	140,671
Graco Inc.	17,247	1,884,752

Security	Shares	Value
Graham Corp.	3,023	$59,432
Greenbrier Companies Inc. (The)	7,874	364,172
Hardinge Inc.	3,477	43,184
Harsco Corp.[a]	23,387	376,531
Hillenbrand Inc.	20,193	728,967
Hurco Companies Inc.	1,891	65,712
Hyster-Yale Materials Handling Inc.	2,932	205,973
IDEX Corp.	23,468	2,652,119
Illinois Tool Works Inc.	93,564	13,403,043
Ingersoll-Rand PLC	78,517	7,175,669
ITT Inc.	27,263	1,095,427
John Bean Technologies Corp.	9,202	901,796
Kadant Inc.	3,294	247,709
Kennametal Inc.	23,872	893,290
LB Foster Co. Class A	4,110	88,160
Lincoln Electric Holdings Inc.	18,023	1,659,738
Lindsay Corp.	3,570	318,623
Lydall Inc.[a]	4,967	256,794
Manitowoc Co. Inc. (The)[a]	43,104	259,055
Meritor Inc.[a]	23,395	388,591
Middleby Corp. (The)[a]	17,506	2,127,154
Milacron Holdings Corp.[a,b]	13,674	240,526
Miller Industries Inc./TN	3,125	77,656
Mueller Industries Inc.	18,099	551,115
Mueller Water Products Inc. Class A	45,196	527,889
Navistar International Corp.[a,b]	16,060	421,254
NN Inc.	7,920	217,404
Nordson Corp.	17,449	2,116,913
Omega Flex Inc.	842	54,225
Oshkosh Corp.	22,363	1,540,363
PACCAR Inc.	105,756	6,984,126
Park-Ohio Holdings Corp.	2,470	94,107
Parker-Hannifin Corp.	40,595	6,487,893
Pentair PLC	51,399	3,420,089
Proto Labs Inc.[a,b]	7,772	522,667
RBC Bearings Inc.[a]	7,260	738,778
REV Group Inc.	3,825	105,876
Rexnord Corp.[a,b]	31,733	737,792
Snap-on Inc.	17,604	2,781,432
Spartan Motors Inc.	9,937	87,942

454

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
SPX Corp.[a]	11,816	$297,291
SPX FLOW Inc.[a]	11,816	435,774
Standex International Corp.	3,532	320,352
Stanley Black & Decker Inc.	46,953	6,607,696
Sun Hydraulics Corp.	7,821	333,722
Supreme Industries Inc. Class A	3,925	64,566
Tennant Co.	5,401	398,594
Terex Corp.	27,663	1,037,362
Timken Co. (The)	21,084	975,135
Titan International Inc.	13,369	160,562
Toro Co. (The)	32,022	2,218,804
TriMas Corp.[a]	12,882	268,590
Trinity Industries Inc.	44,711	1,253,249
Twin Disc Inc.[a]	4,926	79,506
Wabash National Corp.[b]	19,656	432,039
WABCO Holdings Inc.[a]	15,517	1,978,573
Wabtec Corp./DE	26,633	2,436,919
Watts Water Technologies Inc. Class A	8,199	518,177
Welbilt Inc.[a,b]	38,077	717,751
Woodward Inc.	15,892	1,073,981
Xylem Inc./NY	55,028	3,050,202

		152,157,442
MARINE — 0.03%
Costamare Inc.	7,891	57,683
Eagle Bulk Shipping Inc.[a]	17,726	83,844
Genco Shipping & Trading Ltd.[a]	9,060	85,798
Kirby Corp.[a,b]	15,943	1,065,790
Matson Inc.	14,026	421,341
Navios Maritime Holdings Inc.[a]	73,082	100,122
Safe Bulkers Inc.[a]	35,699	81,751
Scorpio Bulkers Inc.[a]	20,888	148,305

		2,044,634
MEDIA — 2.90%
AMC Entertainment Holdings Inc. Class A	16,252	369,733
AMC Networks Inc. Class Aa,b	16,444	878,274
Beasley Broadcast Group Inc. Class A	8,011	78,508
Cable One Inc.	1,422	1,010,900
CBS Corp. Class B NVS	109,383	6,976,448
Central European Media Enterprises Ltd. Class Aa,b	21,916	87,664

Security	Shares	Value
Charter Communications Inc. Class Aa	60,860	$20,500,691
Cinemark Holdings Inc.	32,003	1,243,317
Clear Channel Outdoor Holdings Inc. Class A	11,841	57,429
Comcast Corp. Class A	1,447,731	56,345,691
Daily Journal Corp.[a,b]	220	45,382
Discovery Communications Inc. Class Aa,b	45,227	1,168,213
Discovery Communications Inc. Class C NVS[a]	64,287	1,620,675
DISH Network Corp. Class Aa	67,852	4,258,392
Emerald Expositions Events Inc.	4,771	104,485
Entercom Communications Corp. Class Ab	6,748	69,842
Entravision Communications Corp. Class A	23,522	155,245
Eros International PLC[a,b]	8,707	99,695
EW Scripps Co. (The) Class Aa,b	17,946	319,618
Gannett Co. Inc.	32,902	286,905
Global Eagle Entertainment Inc.[a,b]	12,272	43,688
Gray Television Inc.[a]	19,088	261,506
Hemisphere Media Group Inc.[a,b]	2,418	28,653
IMAX Corp.[a]	17,365	382,030
Interpublic Group of Companies Inc. (The)	122,612	3,016,255
John Wiley & Sons Inc. Class A	13,089	690,445
Liberty Broadband Corp. Class Aa	8,186	702,277
Liberty Broadband Corp. Class Ca	31,953	2,771,923
Liberty Media Corp.-Liberty Braves Class Aa	3,062	73,151
Liberty Media Corp.-Liberty Braves Class Ca	10,056	241,042
Liberty Media Corp.-Liberty Formula One Class Aa	7,543	264,231
Liberty Media Corp.-Liberty Formula One Class Ca	32,560	1,192,347
Liberty Media Corp.-Liberty SiriusXM Class Aa	27,478	1,153,526
Liberty Media Corp.-Liberty SiriusXM Class Ca	54,809	2,285,535

455

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
Lions Gate Entertainment Corp. Class A	16,587	$468,085
Lions Gate Entertainment Corp. Class Ba,b	31,663	832,104
Live Nation Entertainment Inc.[a]	41,834	1,457,915
Loral Space & Communications Inc.[a]	3,655	151,865
Madison Square Garden Co. (The)[a,b]	5,818	1,145,564
MDC Partners Inc. Class A	13,851	137,125
Meredith Corp.	11,192	665,364
MSG Networks Inc. Class Aa	17,526	393,459
National CineMedia Inc.	20,695	153,557
New Media Investment Group Inc.	13,092	176,480
New York Times Co. (The) Class A	40,483	716,549
News Corp. Class A	117,796	1,613,805
News Corp. Class B	40,227	569,212
Nexstar Media Group Inc. Class A	13,144	786,011
Omnicom Group Inc.	70,936	5,880,594
Reading International Inc. Class Aa	4,975	80,247
Regal Entertainment Group Class A	34,563	707,159
Saga Communications Inc. Class A	1,317	60,253
Salem Media Group Inc. Class A	3,304	23,458
Scholastic Corp.	8,181	356,610
Scripps Networks Interactive Inc. Class A	26,423	1,804,955
Sinclair Broadcast Group Inc. Class A	22,285	733,177
Sirius XM Holdings Inc.[b]	452,401	2,474,633
TEGNA Inc.	65,704	946,795
Time Inc.	32,070	460,205
Time Warner Inc.	238,373	23,935,033
Townsquare Media Inc. Class Aa	2,526	25,866
Tribune Media Co. Class A	23,314	950,512
Twenty-First Century Fox Inc. Class A NVS	320,237	9,075,517

Security	Shares	Value
Twenty-First Century Fox Inc. Class B	134,614	$3,751,692
Viacom Inc. Class Ab	2,912	110,802
Viacom Inc. Class B NVS	108,149	3,630,562
Walt Disney Co. (The)	481,111	51,118,044
World Wrestling Entertainment Inc. Class A	11,841	241,201

		224,418,126
METALS & MINING — 0.44%
AK Steel Holding Corp.[a]	94,334	619,774
Alcoa Corp.	56,692	1,850,994
Allegheny Technologies Inc.	32,818	558,234
Ampco-Pittsburgh Corp.	2,526	37,259
Carpenter Technology Corp.	13,977	523,159
Century Aluminum Co.[a]	14,961	233,092
Cliffs Natural Resources Inc.[a]	85,376	590,802
Coeur Mining Inc.[a]	55,039	472,235
Commercial Metals Co.	33,450	649,934
Compass Minerals International Inc.[b]	10,558	689,437
Ferroglobe PLC	15,827	—
Freeport-McMoRan Inc.[a]	415,741	4,993,049
Gerber Scientific Inc. Escrow[a,d]	5,665	57
Gold Resource Corp.[b]	14,989	61,155
Handy & Harman Ltd.[a]	1,759	55,233
Haynes International Inc.	3,450	125,270
Hecla Mining Co.	116,233	592,788
Kaiser Aluminum Corp.	5,695	504,121
Klondex Mines Ltd.[a]	53,606	180,652
Materion Corp.	5,782	216,247
Newmont Mining Corp.	164,829	5,338,811
Nucor Corp.	97,498	5,642,209
Olympic Steel Inc.	2,489	48,486
Ramaco Resources Inc.[a]	1,838	11,120
Reliance Steel & Aluminum Co.	22,127	1,611,067
Royal Gold Inc.	19,941	1,558,788
Ryerson Holding Corp.[a]	3,171	31,393
Schnitzer Steel Industries Inc. Class A	7,330	184,716
Southern Copper Corp.	25,323	876,935
Steel Dynamics Inc.	72,002	2,578,392
SunCoke Energy Inc.[a]	20,351	221,826
Tahoe Resources Inc.	90,224	777,731

456

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
TimkenSteel Corp.[a]	11,757	$180,705
U.S. Steel Corp.	53,458	1,183,560
Warrior Met Coal Inc.	5,131	87,894
Worthington Industries Inc.	13,164	661,096

		33,948,221
MORTGAGE REAL ESTATE INVESTMENT — 0.23%
AG Mortgage Investment Trust Inc.	7,096	129,857
AGNC Investment Corp.	108,967	2,319,907
Annaly Capital Management Inc.	308,722	3,720,100
Anworth Mortgage Asset Corp.	22,935	137,839
Apollo Commercial Real Estate Finance Inc.	28,033	520,012
Ares Commercial Real Estate Corp.	8,583	112,351
ARMOUR Residential REIT Inc.	12,794	319,850
Capstead Mortgage Corp.[b]	26,236	273,641
Cherry Hill Mortgage Investment Corp.[b]	4,180	77,205
Chimera Investment Corp.	59,048	1,100,064
CYS Investments Inc.	50,366	423,578
Dynex Capital Inc.	15,898	112,876
Ellington Residential Mortgage REIT	5,107	74,869
Great Ajax Corp.	7,069	98,825
Hannon Armstrong Sustainable Infrastructure Capital Inc.	16,529	378,018
Invesco Mortgage Capital Inc.	35,492	593,071
KKR Real Estate Finance Trust Inc.	3,654	78,561
Ladder Capital Corp.	21,471	287,926
MFA Financial Inc.	122,407	1,026,995
MTGE Investment Corp.	12,033	226,220
New Residential Investment Corp.	95,244	1,481,997
New York Mortgage Trust Inc.[b]	29,180	181,500
Orchid Island Capital Inc.	9,381	92,497
Owens Realty Mortgage Inc.[b]	3,026	51,321
PennyMac Mortgage Investment Trust[c]	18,974	347,034
Redwood Trust Inc.[b]	22,789	388,325
Resource Capital Corp.	8,843	89,933

Security	Shares	Value
Starwood Property Trust Inc.[b]	79,648	$1,783,319
Sutherland Asset Management Corp.	5,147	76,433
Two Harbors Investment Corp.[b]	105,250	1,043,027
Western Asset Mortgage Capital Corp.[b]	12,985	133,746

		17,680,897
MULTI-UTILITIES — 0.94%
Ameren Corp.	74,387	4,066,737
Avista Corp.	19,209	815,614
Black Hills Corp.	16,191	1,092,407
CenterPoint Energy Inc.	132,699	3,633,299
CMS Energy Corp.	86,332	3,992,855
Consolidated Edison Inc.	94,136	7,608,072
Dominion Energy Inc.	192,913	14,782,923
DTE Energy Co.	55,304	5,850,610
MDU Resources Group Inc.	58,410	1,530,342
NiSource Inc.	98,051	2,486,573
NorthWestern Corp.	14,544	887,475
Public Service Enterprise Group Inc.	156,402	6,726,850
SCANA Corp.	40,540	2,716,585
Sempra Energy	76,946	8,675,661
Unitil Corp.	4,045	195,414
Vectren Corp.	25,166	1,470,701
WEC Energy Group Inc.	97,270	5,970,433

		72,502,551
MULTILINE RETAIL — 0.36%
Big Lots Inc.	14,147	683,300
Dillard’s Inc. Class A	5,277	304,430
Dollar General Corp.	84,558	6,095,786
Dollar Tree Inc.[a]	70,873	4,955,440
Fred’s Inc. Class Ab	10,585	97,700
JC Penney Co. Inc.[a,b]	95,753	445,251
Kohl’s Corp.	52,467	2,028,899
Macy’s Inc.	93,930	2,182,933
Nordstrom Inc.[b]	35,825	1,713,510
Ollie’s Bargain Outlet Holdings Inc.[a,b]	14,508	618,041
Sears Holdings Corp.[a,b]	3,877	34,350
Target Corp.	170,689	8,925,328

		28,084,968

457

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 4.73%
Abraxas Petroleum Corp.[a,b]	49,594	$80,342
Adams Resources & Energy Inc.	715	29,372
Alon USA Energy Inc.	10,663	142,031
Anadarko Petroleum Corp.	173,185	7,852,208
Antero Resources Corp.[a,b]	70,732	1,528,518
Apache Corp.	117,388	5,626,407
Approach Resources Inc.[a]	32,413	109,232
Arch Coal Inc. Class Ab	6,679	456,176
Ardmore Shipping Corp.	5,219	42,535
Bill Barrett Corp.[a,b]	18,633	57,203
Bonanza Creek Energy Inc.[a]	6,180	195,968
Cabot Oil & Gas Corp.	140,523	3,524,317
California Resources Corp.[a,b]	10,880	93,024
Callon Petroleum Co.[a]	64,159	680,727
Carrizo Oil & Gas Inc.[a]	18,869	328,698
Centennial Resource Development Inc./DE Class Aa	33,944	536,994
Cheniere Energy Inc.[a]	61,728	3,006,771
Chesapeake Energy Corp.[a,b]	277,409	1,378,723
Chevron Corp.	581,057	60,621,677
Cimarex Energy Co.	28,473	2,676,747
Clean Energy Fuels Corp.[a]	50,846	129,149
Cloud Peak Energy Inc.[a]	24,438	86,266
Concho Resources Inc.[a]	45,234	5,497,288
ConocoPhillips	380,550	16,728,978
CONSOL Energy Inc.[a]	70,941	1,059,859
Contango Oil & Gas Co.[a]	5,665	37,616
Continental Resources Inc./OKa,b	26,092	843,554
CVR Energy Inc.	4,694	102,141
Delek U.S. Holdings Inc.	19,969	527,980
Denbury Resources Inc.[a]	101,512	155,313
Devon Energy Corp.	161,672	5,168,654
DHT Holdings Inc.	31,630	131,264
Diamondback Energy Inc.[a,b]	30,085	2,671,849
Dorian LPG Ltd.[a,b]	7,098	58,062
Earthstone Energy Inc. Class Aa,b	353	3,534
Eclipse Resources Corp.[a]	8,706	24,899
Energen Corp.[a]	29,672	1,464,907

Security	Shares	Value
Energy XXI Gulf Coast Inc.[a]	9,011	$167,334
EOG Resources Inc.	177,195	16,039,691
EP Energy Corp. Class Aa,b	10,072	36,864
EQT Corp.[b]	52,422	3,071,405
Evolution Petroleum Corp.	4,451	36,053
Extraction Oil & Gas Inc.[a,b]	36,877	495,996
Exxon Mobil Corp.	1,303,327	105,217,589
Frontline Ltd./Bermuda[b]	23,672	135,641
GasLog Ltd.	12,486	190,411
Gastar Exploration Inc.[a]	89,042	82,453
Gener8 Maritime Inc.[a,b]	16,480	93,771
Golar LNG Ltd.[b]	29,075	646,919
Green Plains Inc.	10,973	225,495
Gulfport Energy Corp.[a]	48,425	714,269
Halcon Resources Corp.[a]	20,122	91,354
Hallador Energy Co.	11,066	85,983
Hess Corp.	86,204	3,781,769
HollyFrontier Corp.	54,334	1,492,555
International Seaways Inc.[a]	8,963	194,228
Isramco Inc.[a,b]	237	27,113
Jagged Peak Energy Inc.[a,b]	9,648	128,801
Jones Energy Inc. Class Aa,b	11,941	19,106
Kinder Morgan Inc./DE	590,224	11,308,692
Kosmos Energy Ltd.[a,b]	58,391	374,286
Laredo Petroleum Inc.[a,b]	52,704	554,446
Lilis Energy Inc.[a,b]	15,778	77,312
Marathon Oil Corp.	259,447	3,074,447
Marathon Petroleum Corp.	158,016	8,268,977
Matador Resources Co.[a,b]	26,765	571,968
Midstates Petroleum Co. Inc.[a]	6,582	83,394
Murphy Oil Corp.	49,279	1,263,021
Navios Maritime Acquisition Corp.	23,705	34,846
Newfield Exploration Co.[a,b]	60,420	1,719,553
Noble Energy Inc.	147,807	4,182,938
Nordic American Tankers Ltd.[b]	33,760	214,038
Oasis Petroleum Inc.[a]	70,251	565,521
Occidental Petroleum Corp.	235,272	14,085,735
ONEOK Inc.	64,138	3,345,438
Overseas Shipholding Group Inc. Series Aa	9,865	26,241
Pacific Ethanol Inc.[a,b]	5,804	36,275
Panhandle Oil and Gas Inc. Class A	4,044	93,416

458

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
Par Pacific Holdings Inc.[a,b]	8,976	$161,927
Parsley Energy Inc. Class Aa	70,854	1,966,198
PBF Energy Inc. Class A	33,152	737,964
PDC Energy Inc.[a,b]	20,149	868,623
Peabody Energy Corp.[a]	14,972	366,065
Penn Virginia Corp.[a]	4,348	159,789
PetroCorp Inc. Escrow[a,d]	1,248	—
Phillips 66	133,955	11,076,739
Pioneer Natural Resources Co.	51,917	8,284,915
QEP Resources Inc.[a]	72,048	727,685
Range Resources Corp.[b]	70,038	1,622,780
Renewable Energy Group Inc.[a,b]	11,836	153,276
Resolute Energy Corp.[a]	6,614	196,899
REX American Resources Corp.[a]	1,850	178,636
Rice Energy Inc.[a]	32,422	863,398
Ring Energy Inc.[a,b]	14,875	193,375
Rosehill Resources Inc.[a,b]	9,044	75,427
RSP Permian Inc.[a,b]	40,264	1,299,319
Sanchez Energy Corp.[a,b]	19,473	139,816
SandRidge Energy Inc.[a]	10,641	183,132
Scorpio Tankers Inc.	53,870	213,864
SemGroup Corp. Class A	19,988	539,676
Ship Finance International Ltd.	19,005	258,468
SilverBow Resources Inc.[a]	2,952	77,224
SM Energy Co.	34,832	575,773
Southwestern Energy Co.[a]	147,924	899,378
SRC Energy Inc.[a]	55,011	370,224
Stone Energy Corp.[a]	5,947	109,306
Targa Resources Corp.	59,814	2,703,593
Teekay Corp.[b]	13,060	87,110
Teekay Tankers Ltd. Class A	30,015	56,428
Tellurian Inc.[a]	16,897	169,477
Tesoro Corp.	47,476	4,443,754
Ultra Petroleum Corp.[a]	59,464	645,184
Uranium Energy Corp.[a,b]	56,546	89,908
Valero Energy Corp.	137,270	9,260,234
W&T Offshore Inc.[a]	9,943	19,488
Westmoreland Coal Co.[a]	4,954	24,126
Whiting Petroleum Corp.[a,b]	110,337	607,957
WildHorse Resource Development Corp.[a,b]	6,052	74,863
Williams Companies Inc. (The)	254,003	7,691,211

Security	Shares	Value
World Fuel Services Corp.	20,639	$793,570
WPX Energy Inc.[a]	117,015	1,130,365

		366,611,471
PAPER & FOREST PRODUCTS — 0.05%
Boise Cascade Co.[a]	11,222	341,149
Clearwater Paper Corp.[a]	5,298	247,681
Deltic Timber Corp.	3,179	237,344
Domtar Corp.	19,030	731,133
KapStone Paper and Packaging Corp.	25,655	529,263
Louisiana-Pacific Corp.[a]	44,666	1,076,897
Neenah Paper Inc.	5,398	433,189
PH Glatfelter Co.	12,192	238,232
Schweitzer-Mauduit International Inc.	8,894	331,124
Verso Corp. Class Aa	19,186	89,982

		4,255,994
PERSONAL PRODUCTS — 0.18%
Coty Inc. Class A	141,504	2,654,615
Edgewell Personal Care Co.[a]	17,564	1,335,215
elf Beauty Inc.[a,b]	6,309	171,668
Estee Lauder Companies Inc. (The) Class A	67,160	6,446,017
Herbalife Ltd.[a,b]	21,029	1,499,998
Inter Parfums Inc.	4,669	171,119
Medifast Inc.	4,016	166,543
Natural Health Trends Corp.[b]	2,126	59,209
Nature’s Sunshine Products Inc.	3,366	44,599
Nu Skin Enterprises Inc. Class A	15,571	978,482
Nutraceutical International Corp.	2,304	95,962
Revlon Inc. Class Aa,b	3,311	78,471
USANA Health Sciences Inc.[a,b]	3,516	225,376

		13,927,274
PHARMACEUTICALS — 4.34%
Aclaris Therapeutics Inc.[a,b]	7,168	194,396
Aerie Pharmaceuticals Inc.[a]	9,456	496,913
Akorn Inc.[a,b]	27,660	927,716
Allergan PLC	103,260	25,101,473
Amphastar Pharmaceuticals Inc.[a,b]	12,169	217,338
ANI Pharmaceuticals Inc.[a,b]	1,997	93,460
Aratana Therapeutics Inc.[a,b]	7,323	52,945

459

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
Assembly Biosciences Inc.[a]	4,273	$88,237
Bristol-Myers Squibb Co.	506,279	28,209,866
Catalent Inc.[a]	38,345	1,345,909
Cempra Inc.[a]	12,754	58,668
Clearside Biomedical Inc.[a,b]	2,442	22,247
Collegium Pharmaceutical Inc.[a,b]	6,543	81,853
Corcept Therapeutics Inc.[a,b]	26,628	314,210
Corium International Inc.[a,b]	10,498	78,315
Depomed Inc.[a,b]	17,272	185,501
Dermira Inc.[a]	12,434	362,327
DURECT Corp.[a]	30,045	46,870
Eli Lilly & Co.	300,053	24,694,362
Endo International PLC[a]	68,560	765,815
Heska Corp.[a]	2,215	226,085
Horizon Pharma PLC[a]	48,345	573,855
Impax Laboratories Inc.[a]	21,223	341,690
Innoviva Inc.[a]	22,446	287,309
Intersect ENT Inc.[a]	9,295	259,795
Intra-Cellular Therapies Inc.[a,b]	10,656	132,348
Johnson & Johnson	828,995	109,667,749
Lannett Co. Inc.[a,b]	7,373	150,409
Mallinckrodt PLC[a]	30,365	1,360,656
Medicines Co. (The)[a,b]	20,340	773,123
Merck & Co. Inc.	841,614	53,939,041
Mylan NVa	163,713	6,355,339
MyoKardia Inc.[a]	7,495	98,185
Nektar Therapeutics[a]	45,785	895,097
Neos Therapeutics Inc.[a,b]	1,666	12,162
Ocular Therapeutix Inc.[a,b]	5,100	47,277
Omeros Corp.[a,b]	11,609	231,077
Pacira Pharmaceuticals Inc./DEa	12,129	578,553
Paratek Pharmaceuticals Inc.[a,b]	8,013	193,113
Perrigo Co. PLC	39,295	2,967,558
Pfizer Inc.	1,818,335	61,077,873
Phibro Animal Health Corp. Series A	6,100	226,005
Prestige Brands Holdings Inc.[a]	15,969	843,323
Reata Pharmaceuticals Inc. Series Aa,b	1,745	55,212
Revance Therapeutics Inc.[a,b]	7,732	204,125
SciClone Pharmaceuticals Inc.[a]	14,931	164,241

Security	Shares	Value
Sucampo Pharmaceuticals Inc. Class Aa,b	7,585	$79,643
Supernus Pharmaceuticals Inc.[a]	15,286	658,827
Teligent Inc.[a,b]	8,770	80,246
Tetraphase Pharmaceuticals Inc.[a,b]	9,987	71,207
TherapeuticsMD Inc.[a,b]	46,818	246,731
Theravance Biopharma Inc.[a,b]	12,314	490,590
WaVe Life Sciences Ltd.[a]	2,210	41,106
Zoetis Inc.	150,996	9,419,130
Zogenix Inc.[a,b]	8,209	119,031
Zynerba Pharmaceuticals Inc.[a,b]	4,227	71,732

		336,277,864
PROFESSIONAL SERVICES — 0.42%
Acacia Research Corp.[a]	13,218	54,194
Advisory Board Co. (The)[a]	12,104	623,356
Barrett Business Services Inc.	2,053	117,616
BG Staffing Inc.	4,316	75,012
CBIZ Inc.[a]	17,186	257,790
Cogint Inc.[a,b]	4,525	22,851
CRA International Inc.	3,098	112,519
Dun & Bradstreet Corp. (The)	11,213	1,212,686
Equifax Inc.	36,422	5,005,111
Exponent Inc.	7,819	455,848
Franklin Covey Co.[a]	3,907	75,405
FTI Consulting Inc.[a]	12,921	451,718
GP Strategies Corp.[a,b]	3,133	82,711
Heidrick & Struggles International Inc.	5,235	113,861
Hill International Inc.[a]	6,904	35,901
Huron Consulting Group Inc.[a,b]	6,720	290,304
ICF International Inc.[a]	5,635	265,409
IHS Markit Ltd.[a]	120,047	5,286,870
Insperity Inc.	5,139	364,869
Kelly Services Inc. Class A	7,550	169,498
Kforce Inc.	8,276	162,210
Korn/Ferry International	15,602	538,737
ManpowerGroup Inc.	20,399	2,277,548
Mistras Group Inc.[a]	4,459	97,964
Navigant Consulting Inc.[a]	14,900	294,424
Nielsen Holdings PLC	109,645	4,238,876
On Assignment Inc.[a]	15,529	840,895
Pendrell Corp.[a]	11,927	86,232

460

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
Resources Connection Inc.	7,583	$103,887
Robert Half International Inc.	37,811	1,812,281
RPX Corp.[a]	15,117	210,882
TransUnion[a]	39,082	1,692,642
TriNet Group Inc.[a]	11,780	385,677
TrueBlue Inc.[a]	11,703	310,130
Verisk Analytics Inc. Class Aa	46,485	3,921,940
WageWorks Inc.[a]	11,421	767,491
Willdan Group Inc.[a,b]	2,674	81,691

		32,897,036
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.14%
Alexander & Baldwin Inc.	13,981	578,534
Altisource Portfolio Solutions SAa,b	4,215	91,971
CBRE Group Inc. Class Aa	90,111	3,280,040
Consolidated-Tomoka Land Co.[b]	1,160	66,062
Forestar Group Inc.[a]	9,816	168,344
FRP Holdings Inc.[a,b]	1,844	85,101
Griffin Industrial Realty Inc.	193	6,054
HFF Inc. Class A	11,155	387,859
Howard Hughes Corp. (The)[a]	10,269	1,261,444
Jones Lang LaSalle Inc.	13,833	1,729,125
Kennedy-Wilson Holdings Inc.	23,747	452,380
Marcus & Millichap Inc.[a,b]	3,943	103,938
Maui Land & Pineapple Co. Inc.[a]	3,857	78,297
RE/MAX Holdings Inc. Class A	5,206	291,796
Realogy Holdings Corp.	41,397	1,343,333
RMR Group Inc. (The) Class A	1,932	93,992
St. Joe Co. (The)[a,b]	14,998	281,213
Stratus Properties Inc.	1,891	55,595
Tejon Ranch Co.[a]	3,904	80,579
Transcontinental Realty Investors Inc.[a,b]	2,985	80,267

		10,515,924
ROAD & RAIL — 0.89%
AMERCO	1,538	563,000
ArcBest Corp.	7,259	149,535
Avis Budget Group Inc.[a,b]	23,366	637,191
Covenant Transportation Group Inc. Class Aa	3,136	54,974
CSX Corp.	270,377	14,751,769

Security	Shares	Value
Daseke Inc.[a]	7,536	$83,876
Genesee & Wyoming Inc. Class Aa,b	18,466	1,262,890
Heartland Express Inc.	13,924	289,898
Hertz Global Holdings Inc.[a,b]	13,694	157,481
JB Hunt Transport Services Inc.	27,022	2,469,270
Kansas City Southern	32,286	3,378,730
Knight Transportation Inc.	21,292	788,869
Landstar System Inc.	12,606	1,079,074
Marten Transport Ltd.	6,571	180,045
Norfolk Southern Corp.	88,911	10,820,469
Old Dominion Freight Line Inc.	18,759	1,786,607
Roadrunner Transportation Systems Inc.[a]	7,900	57,433
Ryder System Inc.	16,751	1,205,737
Saia Inc.[a]	8,461	434,049
Schneider National Inc. Class B	9,927	222,067
Swift Transportation Co.[a,b]	21,380	566,570
Union Pacific Corp.	248,303	27,042,680
Universal Logistics Holdings Inc.	1,446	21,690
Werner Enterprises Inc.	15,464	453,868
YRC Worldwide Inc.[a]	8,248	91,718

		68,549,490
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.37%
Advanced Energy Industries Inc.[a]	12,568	813,024
Advanced Micro Devices Inc.[a,b]	252,894	3,156,117
Alpha & Omega Semiconductor Ltd.[a]	5,063	84,400
Ambarella Inc.[a,b]	10,102	490,452
Amkor Technology Inc.[a]	33,988	332,063
Analog Devices Inc.	110,933	8,630,587
Applied Materials Inc.	331,704	13,702,692
Axcelis Technologies Inc.[a]	7,497	157,062
AXT Inc.[a,b]	11,738	74,536
Broadcom Ltd.	122,605	28,573,095
Brooks Automation Inc.	22,300	483,687
Cabot Microelectronics Corp.	7,692	567,900
Cavium Inc.[a,b]	20,592	1,279,381
CEVA Inc.[a]	6,593	299,652
Cirrus Logic Inc.[a]	19,715	1,236,525
Cohu Inc.	6,683	105,190

461

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
Cree Inc.[a,b]	29,987	$739,180
Cyberoptics Corp.[a]	3,390	70,004
Cypress Semiconductor Corp.	102,500	1,399,125
Diodes Inc.[a]	12,857	308,954
DSP Group Inc.[a]	6,644	77,070
Entegris Inc.[a]	44,549	977,851
First Solar Inc.[a]	24,994	996,761
FormFactor Inc.[a]	23,827	295,455
GSI Technology Inc.[a]	10,206	80,219
Ichor Holdings Ltd.[a]	2,065	41,630
Impinj Inc.[a,b]	5,489	267,040
Inphi Corp.[a,b]	12,876	441,647
Integrated Device Technology Inc.[a]	39,816	1,026,855
Intel Corp.	1,448,971	48,888,282
IXYS Corp.	7,250	119,263
KLA-Tencor Corp.	47,912	4,384,427
Kopin Corp.[a]	19,357	71,814
Lam Research Corp.	49,263	6,967,266
Lattice Semiconductor Corp.[a]	33,708	224,495
MACOM Technology Solutions Holdings Inc.[a,b]	12,358	689,206
Marvell Technology Group Ltd.	125,999	2,081,503
Maxim Integrated Products Inc.	85,811	3,852,914
MaxLinear Inc.[a]	18,280	509,829
Microchip Technology Inc.	64,975	5,014,771
Micron Technology Inc.[a]	321,434	9,598,019
Microsemi Corp.[a]	34,509	1,615,021
MKS Instruments Inc.	16,087	1,082,655
Monolithic Power Systems Inc.	11,960	1,152,944
Nanometrics Inc.[a]	6,702	169,494
NeoPhotonics Corp.[a,b]	7,922	61,158
NVE Corp.	1,292	99,484
NVIDIA Corp.	174,712	25,256,367
NXP Semiconductors NVa	102,310	11,197,829
ON Semiconductor Corp.[a]	129,825	1,822,743
PDF Solutions Inc.[a,b]	7,255	119,345
Photronics Inc.[a,b]	17,221	161,877
Pixelworks Inc.[a]	16,482	75,652
Power Integrations Inc.	8,172	595,739
Qorvo Inc.[a,b]	38,626	2,445,798
QUALCOMM Inc.	454,720	25,109,638
Rambus Inc.[a]	31,910	364,731
Rudolph Technologies Inc.[a]	9,445	215,818

Security	Shares	Value
Semtech Corp.[a]	18,976	$678,392
Sigma Designs Inc.[a,b]	9,691	56,692
Silicon Laboratories Inc.[a]	12,230	835,921
Skyworks Solutions Inc.	56,583	5,429,139
SunPower Corp.[a,b]	16,177	151,093
Synaptics Inc.[a,b]	11,353	587,064
Teradyne Inc.	60,796	1,825,704
Texas Instruments Inc.	306,710	23,595,200
Ultra Clean Holdings Inc.[a,b]	9,702	181,913
Veeco Instruments Inc.[a]	13,100	364,835
Versum Materials Inc.	33,316	1,082,770
Xcerra Corp.[a]	13,969	136,477
Xilinx Inc.	76,377	4,912,569
Xperi Corp.	14,971	446,136

		260,940,141
SOFTWARE — 4.77%
8x8 Inc.[a]	27,507	400,227
A10 Networks Inc.[a]	17,404	146,890
ACI Worldwide Inc.[a]	34,493	771,608
Activision Blizzard Inc.	227,232	13,081,746
Adobe Systems Inc.[a]	151,762	21,465,217
Agilysys Inc.[a]	4,220	42,706
American Software Inc./GA Class A	6,784	69,807
ANSYS Inc.[a]	26,174	3,184,852
Aspen Technology Inc.[a,b]	23,508	1,299,052
Atlassian Corp. PLC Class Aa	22,410	788,384
Autodesk Inc.[a]	63,710	6,423,242
Barracuda Networks Inc.[a]	7,408	170,828
Blackbaud Inc.[b]	14,215	1,218,936
Blackline Inc.[a]	3,027	108,185
Bottomline Technologies de Inc.[a]	13,021	334,509
BroadSoft Inc.[a,b]	9,609	413,667
CA Inc.	96,661	3,331,905
Cadence Design Systems Inc.[a]	84,557	2,831,814
Callidus Software Inc.[a,b]	20,115	486,783
CDK Global Inc.	41,383	2,568,229
Citrix Systems Inc.[a]	46,350	3,688,533
CommVault Systems Inc.[a]	11,621	656,005
Dell Technologies Inc. Class Va	62,921	3,845,102
Digimarc Corp.[a,b]	2,073	83,231
Ebix Inc.[b]	6,891	371,425

462

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
Electronic Arts Inc.[a]	92,083	$9,735,015
Ellie Mae Inc.[a,b]	10,538	1,158,232
EnerNOC Inc.[a]	7,247	56,164
Everbridge Inc.[a]	4,016	97,830
Exa Corp.[a]	4,169	57,532
Fair Isaac Corp.	9,630	1,342,518
FireEye Inc.[a,b]	53,751	817,553
Fortinet Inc.[a]	45,690	1,710,634
Gigamon Inc.[a]	11,171	439,579
Glu Mobile Inc.[a,b]	31,902	79,755
Guidance Software Inc.[a]	4,308	28,476
Guidewire Software Inc.[a,b]	22,251	1,528,866
HubSpot Inc.[a,b]	10,258	674,464
Imperva Inc.[a]	10,203	488,214
Intuit Inc.	75,026	9,964,203
Majesco[a,b]	1,794	8,844
Manhattan Associates Inc.[a,b]	21,824	1,048,861
Microsoft Corp.	2,305,634	158,927,352
MicroStrategy Inc. Class Aa	2,877	551,435
Mitek Systems Inc.[a]	8,801	73,928
MobileIron Inc.[a]	15,440	93,412
Model N Inc.[a]	8,120	107,996
Monotype Imaging Holdings Inc.	14,104	258,103
Nuance Communications Inc.[a,b]	87,987	1,531,854
Oracle Corp.	883,762	44,311,827
Park City Group Inc.[a,b]	2,791	33,911
Paycom Software Inc.[a,b]	15,025	1,027,860
Paylocity Holding Corp.[a,b]	8,046	363,518
Pegasystems Inc.	11,905	694,657
Progress Software Corp.	15,890	490,842
Proofpoint Inc.[a,b]	12,795	1,110,990
PROS Holdings Inc.[a]	8,920	244,319
PTC Inc.[a]	34,740	1,914,869
QAD Inc. Class A	1,900	60,895
Qualys Inc.[a]	9,255	377,604
Rapid7 Inc.[a]	8,194	137,905
RealNetworks Inc.[a,b]	6,441	27,890
RealPage Inc.[a]	17,502	629,197
Red Hat Inc.[a]	54,358	5,204,779
RingCentral Inc. Class Aa	19,031	695,583
Rosetta Stone Inc.[a]	5,745	61,931
Rubicon Project Inc. (The)[a]	12,668	65,114
salesforce.com Inc.[a]	207,696	17,986,474

Security	Shares	Value
SecureWorks Corp. Class Aa	1,848	$17,168
ServiceNow Inc.[a]	51,301	5,437,906
Silver Spring Networks Inc.[a,b]	9,866	111,288
Splunk Inc.[a,b]	42,211	2,401,384
SS&C Technologies Holdings Inc.[b]	52,040	1,998,856
Symantec Corp.	189,492	5,353,149
Synchronoss Technologies Inc.[a]	11,743	193,172
Synopsys Inc.[a]	45,860	3,344,570
Tableau Software Inc. Class Aa	18,331	1,123,140
Take-Two Interactive Software Inc.[a]	30,541	2,241,099
Telenav Inc.[a]	12,231	99,071
TiVo Corp.	34,324	640,143
Tyler Technologies Inc.[a,b]	10,756	1,889,507
Ultimate Software Group Inc. (The)[a,b]	8,758	1,839,705
Upland Software Inc.[a,b]	3,387	74,480
Varonis Systems Inc.[a]	5,830	216,876
VASCO Data Security International Inc.[a]	8,246	118,330
Verint Systems Inc.[a]	18,557	755,270
VirnetX Holding Corp.[a,b]	12,023	54,705
VMware Inc. Class Aa,b	21,891	1,913,930
Workday Inc. Class Aa	40,008	3,880,776
Workiva Inc.[a,b]	7,704	146,761
Zendesk Inc.[a,b]	29,619	822,816
Zix Corp.[a]	17,419	99,114
Zynga Inc. Class Aa	235,671	857,842

		369,634,926
SPECIALTY RETAIL — 2.14%
Aaron’s Inc.	18,999	739,061
Abercrombie & Fitch Co. Class A	21,028	261,588
Advance Auto Parts Inc.	21,561	2,513,797
America’s Car-Mart Inc./TXa,b	2,266	88,147
American Eagle Outfitters Inc.	48,470	584,063
Asbury Automotive Group Inc.[a,b]	6,568	371,420
Ascena Retail Group Inc.[a,b]	50,260	108,059
At Home Group Inc.[a]	2,466	57,433
AutoNation Inc.[a,b]	19,411	818,368
AutoZone Inc.[a]	8,697	4,961,291
Barnes & Noble Education Inc.[a]	15,123	160,757

463

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
Barnes & Noble Inc.	21,848	$166,045
Bed Bath & Beyond Inc.	42,722	1,298,749
Best Buy Co. Inc.	81,044	4,646,253
Big 5 Sporting Goods Corp.	5,354	69,870
Boot Barn Holdings Inc.[a,b]	4,078	28,872
Buckle Inc. (The)	7,886	140,371
Build-A-Bear Workshop Inc.[a]	3,527	36,857
Burlington Stores Inc.[a]	21,749	2,000,691
Cabela’s Inc.[a]	14,800	879,416
Caleres Inc.	12,550	348,639
Camping World Holdings Inc. Class Ab	3,622	111,739
CarMax Inc.[a,b]	56,670	3,573,610
Carvana Co.[a,b]	4,617	94,510
Cato Corp. (The) Class A	7,869	138,416
Chico’s FAS Inc.	37,531	353,542
Children’s Place Inc. (The)	5,225	533,473
Citi Trends Inc.	4,244	90,058
Conn’s Inc.[a,b]	7,893	150,756
Container Store Group Inc. (The)[a,b]	4,158	24,615
Dick’s Sporting Goods Inc.	26,701	1,063,501
DSW Inc. Class A	20,699	366,372
Express Inc.[a]	24,401	164,707
Finish Line Inc. (The) Class A	11,474	162,587
Five Below Inc.[a]	17,113	844,869
Floor & Decor Holdings Inc. Class Aa	3,124	122,648
Foot Locker Inc.	39,902	1,966,371
Francesca’s Holdings Corp.[a]	12,692	138,850
GameStop Corp. Class A	30,135	651,217
Gap Inc. (The)	73,669	1,619,981
Genesco Inc.[a]	5,966	202,247
GNC Holdings Inc. Class Ab	21,820	183,943
Group 1 Automotive Inc.	6,022	381,313
Guess? Inc.	17,077	218,244
Haverty Furniture Companies Inc.	5,357	134,461
Hibbett Sports Inc.[a,b]	7,578	157,244
Home Depot Inc. (The)	369,367	56,660,898
J. Jill Inc.[a]	6,319	77,661
Kirkland’s Inc.[a]	6,298	64,743
L Brands Inc.	73,697	3,971,531

Security	Shares	Value
Lithia Motors Inc. Class A	7,478	$704,652
Lowe’s Companies Inc.	263,610	20,437,683
Lumber Liquidators Holdings Inc.[a,b]	7,840	196,470
MarineMax Inc.[a]	8,593	167,993
Michaels Companies Inc. (The)[a]	35,450	656,534
Monro Muffler Brake Inc.	9,817	409,860
Murphy USA Inc.[a,b]	11,130	824,844
O’Reilly Automotive Inc.[a]	27,430	6,000,038
Office Depot Inc.	162,109	914,295
Party City Holdco Inc.[a,b]	6,925	108,376
Penske Automotive Group Inc.	12,124	532,365
Pier 1 Imports Inc.	27,943	145,024
Rent-A-Center Inc./TX	16,289	190,907
RHa,b	10,410	671,653
Ross Stores Inc.	117,882	6,805,328
Sally Beauty Holdings Inc.[a,b]	41,495	840,274
Select Comfort Corp.[a]	12,745	452,320
Shoe Carnival Inc.	4,162	86,903
Signet Jewelers Ltd.[b]	21,248	1,343,724
Sonic Automotive Inc. Class A	8,517	165,656
Sportsman’s Warehouse Holdings Inc.[a,b]	8,555	46,197
Staples Inc.	198,282	1,996,700
Tailored Brands Inc.	14,677	163,795
Tiffany & Co.	33,675	3,161,072
Tile Shop Holdings Inc.	9,399	194,089
Tilly’s Inc. Class A	2,548	25,862
TJX Companies Inc. (The)	198,061	14,294,062
Tractor Supply Co.	39,469	2,139,614
Ulta Salon Cosmetics & Fragrance Inc.[a]	18,205	5,231,025
Urban Outfitters Inc.[a,b]	26,802	496,909
Vitamin Shoppe Inc.[a,b]	8,504	99,072
West Marine Inc.	4,189	53,829
Williams-Sonoma Inc.	27,100	1,314,350
Winmark Corp.	732	94,391
Zumiez Inc.[a]	6,338	78,274

		165,547,994
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.45%
3D Systems Corp.[a,b]	31,607	591,051
Apple Inc.	1,603,910	230,995,118

464

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
Avid Technology Inc.[a,b]	8,856	$46,583
CPI Card Group Inc.	5,054	14,404
Cray Inc.[a]	11,371	209,226
Diebold Nixdorf Inc.	23,728	664,384
Eastman Kodak Co.[a,b]	5,114	46,537
Electronics For Imaging Inc.[a,b]	14,999	710,653
Hewlett Packard Enterprise Co.	509,300	8,449,287
HP Inc.	520,547	9,099,161
Immersion Corp.[a,b]	7,932	72,023
Intevac Inc.[a,b]	6,593	73,182
NCR Corp.[a]	36,456	1,488,863
NetApp Inc.	82,954	3,322,308
Pure Storage Inc. Class Aa,b	29,842	382,276
Quantum Corp.[a]	11,243	87,808
Stratasys Ltd.[a,b]	14,193	330,839
Super Micro Computer Inc.[a]	11,060	272,629
USA Technologies Inc.[a,b]	10,741	55,853
Western Digital Corp.	89,570	7,935,902
Xerox Corp.	70,388	2,022,247

		266,870,334
TEXTILES, APPAREL & LUXURY GOODS — 0.70%
Carter’s Inc.	15,107	1,343,768
Coach Inc.	86,114	4,076,637
Columbia Sportswear Co.	8,522	494,787
Crocs Inc.[a]	20,730	159,828
Culp Inc.	2,450	79,625
Deckers Outdoor Corp.[a]	9,862	673,180
Delta Apparel Inc.[a,b]	2,134	47,332
Fossil Group Inc.[a,b]	12,547	129,862
G-III Apparel Group Ltd.[a]	13,112	327,144
Hanesbrands Inc.	111,355	2,578,982
Iconix Brand Group Inc.[a]	14,685	101,473
Kate Spade & Co.[a]	40,756	753,579
lululemon athletica Inc.[a,b]	29,294	1,747,973
Michael Kors Holdings Ltd.[a]	46,593	1,688,996
Movado Group Inc.	5,130	129,533
NIKE Inc. Class B	406,168	23,963,912
Oxford Industries Inc.	5,376	335,946
Perry Ellis International Inc.[a]	3,384	65,853
PVH Corp.	23,805	2,725,673
Ralph Lauren Corp.	17,773	1,311,647
Sequential Brands Group Inc.[a,b]	9,717	38,771
Skechers U.S.A. Inc. Class Aa	40,906	1,206,727

Security	Shares	Value
Steven Madden Ltd.[a]	19,299	$770,995
Superior Uniform Group Inc.	2,158	48,231
Under Armour Inc. Class Aa,b	55,064	1,198,193
Under Armour Inc. Class Ca,b	55,731	1,123,537
Unifi Inc.[a]	4,013	123,600
Vera Bradley Inc.[a,b]	5,636	55,120
VF Corp.	101,764	5,861,606
Wolverine World Wide Inc.	30,401	851,532

		54,014,042
THRIFTS & MORTGAGE FINANCE — 0.21%
ASB Bancorp. Inc.[a]	1,803	79,242
Astoria Financial Corp.	29,785	600,168
Bank Mutual Corp.	12,968	118,657
BankFinancial Corp.	6,059	90,400
Bear State Financial Inc.	3,899	36,885
Beneficial Bancorp. Inc.	19,558	293,370
BofI Holding Inc.[a,b]	19,076	452,483
BSB Bancorp. Inc./MAa	3,402	99,509
Capitol Federal Financial Inc.	37,306	530,118
Charter Financial Corp./MD	6,523	117,414
Clifton Bancorp. Inc.	7,506	124,074
Dime Community Bancshares Inc.	8,949	175,400
Entegra Financial Corp.[a]	1,913	43,521
ESSA Bancorp. Inc.	2,419	35,608
Essent Group Ltd.[a]	24,240	900,274
Federal Agricultural Mortgage Corp. Class C	2,989	193,388
First Defiance Financial Corp.	2,850	150,138
Flagstar Bancorp. Inc.[a]	5,648	174,071
Greene County Bancorp. Inc.	921	25,051
Hingham Institution for Savings	358	65,131
Home Bancorp. Inc.	1,763	74,963
HomeStreet Inc.[a]	8,012	221,732
IMPAC Mortgage Holdings Inc.[a]	3,855	58,326
Kearny Financial Corp./MD	26,547	394,223
LendingTree Inc.[a]	1,848	318,226
Malvern Bancorp. Inc.[a,b]	3,259	78,053
Meridian Bancorp. Inc.	15,386	260,023
Meta Financial Group Inc.	2,382	211,998
MGIC Investment Corp.[a]	114,774	1,285,469
Nationstar Mortgage Holdings Inc.[a,b]	8,519	152,405

465

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
New York Community Bancorp. Inc.	146,203	$1,919,645
NMI Holdings Inc. Class Aa	14,614	167,330
Northfield Bancorp. Inc.	11,188	191,874
Northwest Bancshares Inc.	28,031	437,564
OceanFirst Financial Corp.	8,427	228,540
Oconee Federal Financial Corp.	2,814	78,201
Ocwen Financial Corp.[a,b]	29,831	80,245
Oritani Financial Corp.	13,021	222,008
PCSB Financial Corp.[a,b]	5,514	94,069
PennyMac Financial Services Inc. Class Aa,c	3,152	52,638
PHH Corp.[a,b]	18,514	254,938
Provident Bancorp. Inc.[a]	1,299	29,228
Provident Financial Holdings Inc.	1,993	38,365
Provident Financial Services Inc.	19,742	501,052
Prudential Bancorp. Inc.	4,392	79,759
Radian Group Inc.	63,848	1,043,915
Riverview Bancorp. Inc.	11,495	76,327
SI Financial Group Inc.	3,324	53,516
Southern Missouri Bancorp. Inc.	1,788	57,681
Territorial Bancorp. Inc.	3,177	99,091
TFS Financial Corp.	19,056	294,796
Timberland Bancorp. Inc./WA	3,357	84,831
TrustCo Bank Corp. NY	26,891	208,405
United Community Financial Corp./OH	11,456	95,199
United Financial Bancorp. Inc.	16,766	279,825
Walker & Dunlop Inc.[a]	9,302	454,217
Washington Federal Inc.	27,608	916,586
Waterstone Financial Inc.	9,674	182,355
Western New England Bancorp Inc.	4,724	47,949
WSFS Financial Corp.	9,329	423,070

		16,053,539
TOBACCO — 1.52%
Altria Group Inc.	593,986	44,234,137
Philip Morris International Inc.	477,049	56,029,405
Reynolds American Inc.	254,323	16,541,168
Turning Point Brands Inc.[a]	1,819	27,904
Universal Corp./VA	7,742	500,907

Security	Shares	Value
Vector Group Ltd.	27,639	$589,264

		117,922,785
TRADING COMPANIES & DISTRIBUTORS — 0.32%
Air Lease Corp.	29,049	1,085,271
Aircastle Ltd.	14,276	310,503
Applied Industrial Technologies Inc.	11,580	683,799
Beacon Roofing Supply Inc.[a]	17,815	872,935
BMC Stock Holdings Inc.[a]	19,954	435,995
CAI International Inc.[a]	5,008	118,189
DXP Enterprises Inc./TXa	4,068	140,346
EnviroStar Inc.[b]	2,779	75,172
Fastenal Co.	89,455	3,893,976
Foundation Building Materials Inc.[a]	3,915	50,347
GATX Corp.[b]	11,841	761,021
GMS Inc.[a]	7,178	201,702
H&E Equipment Services Inc.	9,542	194,752
HD Supply Holdings Inc.[a,b]	62,276	1,907,514
Herc Holdings Inc.[a]	7,210	283,497
Huttig Building Products Inc.[a]	11,563	81,057
Kaman Corp.	7,639	380,957
Lawson Products Inc./DEa	1,712	37,921
MRC Global Inc.[a]	29,274	483,606
MSC Industrial Direct Co. Inc. Class A	13,405	1,152,294
Neff Corp.[a]	3,010	57,190
Nexeo Solutions Inc.[a]	9,471	78,609
NOW Inc.[a,b]	32,337	519,979
Rush Enterprises Inc. Class Aa	9,606	357,151
Rush Enterprises Inc. Class Ba	1,990	72,456
SiteOne Landscape Supply Inc.[a]	10,346	538,613
Textainer Group Holdings Ltd.	6,176	89,552
Titan Machinery Inc.[a]	4,983	89,594
Triton International Ltd.	13,368	447,026
United Rentals Inc.[a]	25,894	2,918,513
Univar Inc.[a,b]	31,731	926,545
Veritiv Corp.[a,b]	4,141	186,345
Watsco Inc.	9,276	1,430,359
WESCO International Inc.[a]	14,731	844,086
Willis Lease Finance Corp.[a,b]	1,259	33,653
WW Grainger Inc.	16,145	2,914,657

		24,655,182

466

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Security	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.02%
Macquarie Infrastructure Corp.	23,432	$1,837,069

		1,837,069
WATER UTILITIES — 0.11%
American States Water Co.	10,894	516,485
American Water Works Co. Inc.	54,750	4,267,762
Aqua America Inc.	54,039	1,799,499
AquaVenture Holdings Ltd.[a]	3,156	48,066
Artesian Resources Corp. Class A	2,230	83,937
Cadiz Inc.[a,b]	6,367	85,955
California Water Service Group	13,758	506,294
Connecticut Water Service Inc.	2,814	156,205
Consolidated Water Co. Ltd.	5,814	72,094
Global Water Resources Inc.	2,436	24,116
Middlesex Water Co.	4,385	173,646
Pure Cycle Corp.[a,b]	10,405	80,639
SJW Group	5,647	277,719
York Water Co. (The)	3,919	136,577

		8,228,994
WIRELESS TELECOMMUNICATION SERVICES — 0.11%
Boingo Wireless Inc.[a]	13,042	195,108
Shenandoah Telecommunications Co.	13,668	419,608
Spok Holdings Inc.	5,792	102,518
Sprint Corp.[a,b]	193,015	1,584,653
T-Mobile U.S. Inc.[a]	90,250	5,470,955
Telephone & Data Systems Inc.	29,823	827,588
U.S. Cellular Corp.[a]	4,020	154,047

		8,754,477

TOTAL COMMON STOCKS
(Cost: $5,693,198,264)		7,723,433,071

Security	Shares	Value
SHORT-TERM INVESTMENTS — 3.03%

MONEY MARKET FUNDS — 3.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[e,f,g]	222,413,540	$222,480,265
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[e,f]	11,896,123	11,896,123

		234,376,388

TOTAL SHORT-TERM INVESTMENTS
(Cost: $234,341,523)		234,376,388

TOTAL INVESTMENTS IN SECURITIES — 102.77%
(Cost: $5,927,539,787)[h]		7,957,809,459
Other Assets, Less Liabilities — (2.77)%		(214,645,381)

NET ASSETS — 100.00%		$7,743,164,078

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $6,065,459,172. Net unrealized appreciation was $1,892,350,287, of which $2,329,811,003 represented gross unrealized appreciation on securities and $437,460,716 represented gross unrealized depreciation on securities.

467

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	37,422	1,195	(412)	38,205	$16,138,174	$95,693	$18,220
PennyMac Financial Services Inc. Class A	3,152	—	—	3,152	52,638	—	—
PennyMac Mortgage Investment Trust	18,974	—	—	18,974	347,034	8,918	—
PNC Financial Services Group Inc. (The)	149,731	4,590	(5,650)	148,671	18,564,548	82,586	2,478

					$35,102,394	$187,197	$20,698

Schedule 2 — Futures Contracts

Futures contracts outstanding as of June 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	35	Sep. 2017	ICE Markets Equity	$2,473,247	$2,475,025	$1,778
S&P 500 E-Mini	131	Sep. 2017	Chicago Mercantile	15,921,190	15,856,895	(64,295)

			Net unrealized depreciation			$(62,517)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$7,723,259,283	$80,430	$93,358	$7,723,433,071
Money market funds	234,376,388	—	—	234,376,388

Total	$7,957,635,671	$80,430	$93,358	$7,957,809,459

Derivative financial instruments[a]:
Assets:
Futures contracts	$1,778	$—	$—	$1,778
Liabilities:
Futures contracts	(64,295)	—	—	(64,295)

Total	$(62,517)	$—	$—	$(62,517)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

468

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.72%

AEROSPACE & DEFENSE — 1.57%
Arconic Inc.	924,234	$20,933,900
BWX Technologies Inc.	221,525	10,799,344
HEICO Corp.	59,698	4,288,704
HEICO Corp. Class A	113,889	7,066,812
Hexcel Corp.	213,924	11,293,048
Huntington Ingalls Industries Inc.	106,941	19,908,137
L3 Technologies Inc.	183,525	30,663,357
Orbital ATK Inc.	135,609	13,338,501
Rockwell Collins Inc.	383,766	40,326,131
Spirit AeroSystems Holdings Inc. Class A	285,400	16,536,076
Teledyne Technologies Inc.[a]	82,374	10,515,041
Textron Inc.	634,419	29,881,135
TransDigm Group Inc.	114,395	30,757,384

		246,307,570
AIR FREIGHT & LOGISTICS — 0.41%
CH Robinson Worldwide Inc.	331,473	22,765,566
Expeditors International of Washington Inc.	425,038	24,006,146
XPO Logistics Inc.[a]	260,993	16,867,977

		63,639,689
AIRLINES — 1.04%
Alaska Air Group Inc.	284,554	25,541,567
American Airlines Group Inc.	1,054,566	53,065,761
Copa Holdings SA Class A	73,490	8,598,330
JetBlue Airways Corp.[a]	788,721	18,006,500
Spirit Airlines Inc.[a,b]	164,052	8,473,286
United Continental Holdings Inc.[a]	665,348	50,067,437

		163,752,881
AUTO COMPONENTS — 0.99%
Adient PLC[b]	222,243	14,530,247
BorgWarner Inc.	500,254	21,190,759
Delphi Automotive PLC	633,652	55,539,598
Gentex Corp.	667,770	12,667,597
Goodyear Tire & Rubber Co. (The)	595,488	20,818,261
Lear Corp.	162,656	23,110,165
Visteon Corp.[a]	75,238	7,678,790

		155,535,417

Security	Shares	Value
AUTOMOBILES — 0.22%
Harley-Davidson Inc.	413,875	$22,357,527
Thor Industries Inc.	116,623	12,189,436

		34,546,963
BANKS — 4.45%
Associated Banc-Corp.	357,787	9,016,232
Bank of Hawaii Corp.	99,553	8,259,912
Bank of the Ozarks Inc.	269,870	12,648,807
BankUnited Inc.	253,818	8,556,205
BOK Financial Corp.	58,982	4,962,156
CIT Group Inc.	478,785	23,316,829
Citizens Financial Group Inc.	1,199,491	42,797,839
Comerica Inc.	417,080	30,546,939
Commerce Bancshares Inc./MO	211,047	11,993,801
Cullen/Frost Bankers Inc.	134,048	12,588,448
East West Bancorp. Inc.	339,815	19,906,363
F.N.B. Corp.	759,022	10,747,752
Fifth Third Bancorp.	1,776,925	46,128,973
First Hawaiian Inc.	125,536	3,843,912
First Horizon National Corp.	546,726	9,523,967
First Republic Bank/CA	369,996	37,036,600
Huntington Bancshares Inc./OH	2,555,424	34,549,332
KeyCorp	2,583,165	48,408,512
M&T Bank Corp.	342,168	55,414,108
PacWest Bancorp.	284,496	13,285,963
People’s United Financial Inc.	809,289	14,292,044
Pinnacle Financial Partners Inc.	171,648	10,779,494
Popular Inc.	237,853	9,920,849
Prosperity Bancshares Inc.	156,770	10,070,905
Regions Financial Corp.	2,844,619	41,645,222
Signature Bank/New York NYa	127,724	18,332,226
SunTrust Banks Inc.	1,144,023	64,888,985
SVB Financial Group[a]	123,988	21,795,850
Synovus Financial Corp.	286,121	12,657,993
TCF Financial Corp.	385,348	6,142,447
Webster Financial Corp.	216,427	11,301,818
Western Alliance Bancorp.[a]	230,286	11,330,071
Zions BanCorp.	473,801	20,804,602

		697,495,156
BEVERAGES — 0.65%
Brown-Forman Corp. Class A	133,698	6,591,311
Brown-Forman Corp. Class B	417,259	20,278,788
Dr Pepper Snapple Group Inc.	433,628	39,507,847

469

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2017

Security	Shares	Value
Molson Coors Brewing Co. Class B	408,532	$35,272,653

		101,650,599
BIOTECHNOLOGY — 1.57%
ACADIA Pharmaceuticals Inc.[a,b]	236,557	6,597,575
Agios Pharmaceuticals Inc.[a,b]	98,091	5,046,782
Alkermes PLC[a,b]	359,890	20,862,823
Alnylam Pharmaceuticals Inc.[a,b]	178,063	14,202,305
BioMarin Pharmaceutical Inc.[a,b]	412,569	37,469,516
Bioverativ Inc.[a]	256,052	15,406,649
Exelixis Inc.[a]	682,783	16,816,945
Incyte Corp.[a]	398,471	50,171,484
Intercept Pharmaceuticals Inc.[a]	40,357	4,886,022
Intrexon Corp.[a,b]	141,897	3,418,299
Ionis Pharmaceuticals Inc.[a,b]	291,761	14,841,882
Juno Therapeutics Inc.[a,b]	154,165	4,607,992
Neurocrine Biosciences Inc.[a,b]	206,424	9,495,504
OPKO Health Inc.[a,b]	793,978	5,224,375
Seattle Genetics Inc.[a,b]	226,058	11,696,241
TESARO Inc.[a,b]	87,686	12,263,764
United Therapeutics Corp.[a]	105,253	13,654,472

		246,662,630
BUILDING PRODUCTS — 0.86%
Allegion PLC	225,412	18,285,421
AO Smith Corp.	340,066	19,155,918
Armstrong World Industries Inc.[a,b]	104,146	4,790,716
Fortune Brands Home & Security Inc.	362,893	23,675,139
Lennox International Inc.	91,629	16,826,750
Masco Corp.	755,147	28,854,167
Owens Corning	262,196	17,546,156
USG Corp.[a,b]	215,576	6,256,016

		135,390,283
CAPITAL MARKETS — 3.14%
Affiliated Managers Group Inc.	133,451	22,134,183
Ameriprise Financial Inc.	360,341	45,867,806
BGC Partners Inc. Class A	540,495	6,831,857
CBOE Holdings Inc.	260,877	23,844,158
E*TRADE Financial Corp.[a]	651,434	24,774,035
Eaton Vance Corp. NVS	261,391	12,369,022
FactSet Research Systems Inc.	91,125	15,143,153
Federated Investors Inc. Class B NVS	220,876	6,239,747

Security	Shares	Value
Interactive Brokers Group Inc. Class A	156,570	$5,858,849
Invesco Ltd.	949,943	33,428,494
Lazard Ltd. Class A	283,516	13,135,296
Legg Mason Inc.	204,165	7,790,936
LPL Financial Holdings Inc.	208,565	8,855,670
MarketAxess Holdings Inc.	86,685	17,432,354
Moody’s Corp.	393,282	47,854,554
Morningstar Inc.	43,968	3,444,453
MSCI Inc.	210,114	21,639,641
Nasdaq Inc.	269,508	19,267,127
Northern Trust Corp.	494,464	48,066,845
Raymond James Financial Inc.	303,879	24,377,173
SEI Investments Co.	321,418	17,285,860
T Rowe Price Group Inc.	556,991	41,334,302
TD Ameritrade Holding Corp.	600,108	25,798,643

		492,774,158
CHEMICALS — 2.00%
Albemarle Corp.	260,870	27,532,220
Ashland Global Holdings Inc.	146,366	9,646,983
Axalta Coating Systems Ltd.[a]	502,328	16,094,589
Cabot Corp.	144,406	7,715,613
Celanese Corp. Series A	329,607	31,292,889
CF Industries Holdings Inc.	551,156	15,410,322
Chemours Co. (The)	436,669	16,558,489
Eastman Chemical Co.	344,392	28,925,484
FMC Corp.	316,206	23,098,848
Huntsman Corp.	474,522	12,261,649
International Flavors & Fragrances Inc.	186,886	25,229,610
Mosaic Co. (The)	830,462	18,959,447
NewMarket Corp.	17,430	8,026,166
Olin Corp.	389,650	11,798,602
Platform Specialty Products Corp.[a,b]	522,628	6,626,923
RPM International Inc.	309,907	16,905,427
Scotts Miracle-Gro Co. (The) Class A	103,789	9,284,964
Valvoline Inc.	483,456	11,467,576
Westlake Chemical Corp.	84,100	5,568,261
WR Grace & Co.	161,028	11,595,626

		313,999,688

470

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2017

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.81%
Cintas Corp.	203,226	$25,614,605
Clean Harbors Inc.[a,b]	128,868	7,194,700
Copart Inc.[a,b]	469,209	14,916,154
KAR Auction Services Inc.	323,942	13,595,846
Pitney Bowes Inc.	440,134	6,646,023
Republic Services Inc.	543,946	34,665,679
Rollins Inc.	225,904	9,196,552
Stericycle Inc.[a,b]	195,247	14,901,251

		126,730,810
COMMUNICATIONS EQUIPMENT — 1.30%
Arista Networks Inc.[a,b]	125,071	18,734,385
ARRIS International PLC[a]	426,220	11,942,684
Brocade Communications Systems Inc.	959,355	12,097,467
CommScope Holding Co. Inc.[a,b]	451,207	17,159,402
EchoStar Corp. Class Aa	112,514	6,829,600
F5 Networks Inc.[a]	153,191	19,464,449
Harris Corp.	288,166	31,433,147
Juniper Networks Inc.	884,040	24,647,035
Motorola Solutions Inc.	386,756	33,547,215
Palo Alto Networks Inc.[a]	210,454	28,160,850

		204,016,234
CONSTRUCTION & ENGINEERING — 0.40%
AECOM[a]	366,816	11,859,162
Fluor Corp.	330,414	15,126,353
Jacobs Engineering Group Inc.	282,521	15,366,317
Quanta Services Inc.[a]	359,011	11,818,642
Valmont Industries Inc.	52,302	7,824,379

		61,994,853
CONSTRUCTION MATERIALS — 0.53%
Eagle Materials Inc.	110,850	10,244,757
Martin Marietta Materials Inc.	148,467	33,045,785
Vulcan Materials Co.	310,775	39,368,977

		82,659,519
CONSUMER FINANCE — 1.10%
Ally Financial Inc.	1,089,130	22,762,817
Credit Acceptance Corp.[a,b]	26,427	6,795,439
Discover Financial Services	896,666	55,763,659
Navient Corp.	668,331	11,127,711
OneMain Holdings Inc.[a,b]	130,014	3,197,044
Santander Consumer USA Holdings Inc.[a]	349,140	4,455,026

Security	Shares	Value
SLM Corp.[a]	1,018,730	$11,715,395
Synchrony Financial	1,923,812	57,368,074

		173,185,165
CONTAINERS & PACKAGING — 1.81%
AptarGroup Inc.	144,652	12,564,473
Ardagh Group SA	43,732	988,780
Avery Dennison Corp.	208,662	18,439,461
Ball Corp.	818,701	34,557,369
Bemis Co. Inc.	216,106	9,994,902
Berry Global Group Inc.[a]	306,104	17,450,989
Crown Holdings Inc.[a]	310,204	18,506,771
Graphic Packaging Holding Co.	731,941	10,086,147
International Paper Co.	974,451	55,163,671
Owens-Illinois Inc.[a]	383,501	9,173,344
Packaging Corp. of America	220,811	24,596,137
Sealed Air Corp.	460,067	20,592,599
Silgan Holdings Inc.	183,715	5,838,463
Sonoco Products Co.	231,597	11,908,718
WestRock Co.	587,371	33,280,441

		283,142,265
DISTRIBUTORS — 0.42%
Genuine Parts Co.	339,974	31,535,988
LKQ Corp.[a]	725,662	23,910,563
Pool Corp.	94,925	11,160,332

		66,606,883
DIVERSIFIED CONSUMER SERVICES — 0.37%
Bright Horizons Family Solutions Inc.[a]	119,479	9,224,973
Graham Holdings Co. Class B	10,663	6,394,068
H&R Block Inc.	489,234	15,122,223
Service Corp. International/U.S.	429,495	14,366,608
ServiceMaster Global Holdings Inc.[a,b]	317,467	12,441,532

		57,549,404
DIVERSIFIED FINANCIAL SERVICES — 0.23%
Leucadia National Corp.	764,747	20,005,781
Voya Financial Inc.	440,165	16,237,687

		36,243,468
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.55%
CenturyLink Inc.	1,277,840	30,514,819
Level 3 Communications Inc.[a]	698,665	41,430,835
Zayo Group Holdings Inc.[a]	439,358	13,576,162

		85,521,816

471

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2017

Security	Shares	Value
ELECTRIC UTILITIES — 2.51%
Alliant Energy Corp.	539,115	$21,656,250
Avangrid Inc.	134,102	5,920,603
Edison International	751,582	58,766,197
Entergy Corp.	424,846	32,615,427
Eversource Energy	750,560	45,566,498
FirstEnergy Corp.	1,050,776	30,640,628
Great Plains Energy Inc.	509,495	14,918,014
Hawaiian Electric Industries Inc.	265,042	8,582,060
OGE Energy Corp.	471,623	16,407,764
Pinnacle West Capital Corp.	262,877	22,386,605
PPL Corp.	1,621,076	62,670,798
Westar Energy Inc.	335,165	17,770,448
Xcel Energy Inc.	1,202,243	55,158,909

		393,060,201
ELECTRICAL EQUIPMENT — 0.91%
Acuity Brands Inc.[b]	103,558	21,051,270
AMETEK Inc.	536,914	32,520,881
Hubbell Inc.	128,939	14,592,026
Regal Beloit Corp.	105,227	8,581,262
Rockwell Automation Inc.	303,797	49,202,962
Sensata Technologies Holding NVa,b	399,969	17,086,676

		143,035,077
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.57%
Amphenol Corp. Class A	706,995	52,190,371
Arrow Electronics Inc.[a,b]	209,036	16,392,603
Avnet Inc.	294,047	11,432,547
CDW Corp./DE	362,494	22,666,750
Cognex Corp.	196,094	16,648,381
Coherent Inc.[a]	57,755	12,994,297
Dolby Laboratories Inc. Class A	125,489	6,143,941
FLIR Systems Inc.	321,198	11,132,723
IPG Photonics Corp.[a,b]	84,901	12,319,135
Jabil Inc.	420,702	12,280,291
Keysight Technologies Inc.[a]	436,394	16,988,818
National Instruments Corp.	251,593	10,119,071
Trimble Inc.[a]	592,324	21,128,197
Universal Display Corp.[b]	98,292	10,738,401
Zebra Technologies Corp. Class Aa,b	123,530	12,417,236

		245,592,762

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.88%
Baker Hughes Inc.	1,006,378	$54,857,665
Helmerich & Payne Inc.	246,727	13,407,145
Nabors Industries Ltd.	679,073	5,527,654
National Oilwell Varco Inc.	899,796	29,639,280
Oceaneering International Inc.	240,913	5,502,453
Patterson-UTI Energy Inc.	492,205	9,937,619
RPC Inc.[b]	143,611	2,902,379
Transocean Ltd.[a]	927,191	7,630,782
Weatherford International PLC[a,b]	2,085,698	8,071,651

		137,476,628
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.52%
Alexandria Real Estate Equities Inc.[b]	212,836	25,640,353
American Campus Communities Inc.	316,160	14,954,368
American Homes 4 Rent Class A	535,327	12,082,330
Apartment Investment & Management Co. Class A	368,928	15,852,836
Apple Hospitality REIT Inc.[b]	496,114	9,282,293
AvalonBay Communities Inc.[b]	325,746	62,598,609
Boston Properties Inc.	364,361	44,823,690
Brandywine Realty Trust	423,818	7,429,530
Brixmor Property Group Inc.[b]	684,894	12,245,905
Camden Property Trust	203,721	17,420,183
Colony NorthStar Inc. Class A	1,271,956	17,921,860
Columbia Property Trust Inc.	289,227	6,472,900
CoreCivic Inc.	288,353	7,952,776
CoreSite Realty Corp.	80,136	8,296,480
Corporate Office Properties Trust[b]	233,520	8,180,206
CubeSmart	425,354	10,225,510
CyrusOne Inc.[b]	204,729	11,413,642
DCT Industrial Trust Inc.	217,731	11,635,545
DDR Corp.[b]	766,358	6,950,867
Digital Realty Trust Inc.[b]	377,600	42,649,920
Douglas Emmett Inc.[b]	347,819	13,290,164
Duke Realty Corp.	840,597	23,494,686
DuPont Fabros Technology Inc.[b]	183,026	11,193,870
Empire State Realty Trust Inc. Class Ab	300,547	6,242,361
EPR Properties[b]	148,298	10,658,177

472

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2017

Security	Shares	Value
Equity Commonwealth[a,b]	284,625	$8,994,150
Equity Lifestyle Properties Inc.[b]	190,001	16,404,686
Essex Property Trust Inc.	154,553	39,761,850
Extra Space Storage Inc.[b]	287,754	22,444,812
Federal Realty Investment Trust	170,079	21,496,285
Forest City Realty Trust Inc. Class A	540,528	13,064,562
Gaming and Leisure Properties Inc.	471,093	17,746,073
GGP Inc.[b]	1,451,084	34,187,539
HCP Inc.	1,110,423	35,489,119
Healthcare Trust of America Inc. Class Ab	463,991	14,434,760
Highwoods Properties Inc.	238,850	12,112,084
Hospitality Properties Trust	361,166	10,527,989
Host Hotels & Resorts Inc.	1,726,553	31,544,123
Hudson Pacific Properties Inc.	369,080	12,618,845
Invitation Homes Inc.[b]	220,687	4,773,460
Iron Mountain Inc.[b]	620,457	21,318,903
Kilroy Realty Corp.	227,995	17,133,824
Kimco Realty Corp.	976,297	17,915,050
Lamar Advertising Co. Class Ab	195,785	14,403,902
Liberty Property Trust[b]	347,674	14,153,809
Life Storage Inc.[b]	108,220	8,019,102
Macerich Co. (The)	323,383	18,775,617
Medical Properties Trust Inc.[b]	855,442	11,009,539
Mid-America Apartment Communities Inc.	267,917	28,233,093
National Retail Properties Inc.[b]	359,652	14,062,393
Omega Healthcare Investors Inc.[b]	463,939	15,319,266
Outfront Media Inc.	340,601	7,874,695
Paramount Group Inc.[b]	445,775	7,132,400
Park Hotels & Resorts Inc.	288,291	7,772,325
Piedmont Office Realty Trust Inc. Class Ab	342,291	7,215,494
Prologis Inc.	1,247,306	73,142,024
Rayonier Inc.	313,610	9,022,560
Realty Income Corp.[b]	645,994	35,645,949
Regency Centers Corp.[b]	352,530	22,082,479
Retail Properties of America Inc. Class A	586,053	7,155,707
SBA Communications Corp.[a]	283,987	38,309,846

Security	Shares	Value
Senior Housing Properties Trust	564,454	$11,537,440
SL Green Realty Corp.[b]	234,494	24,809,465
Spirit Realty Capital Inc.	1,143,538	8,473,617
STORE Capital Corp.[b]	402,985	9,047,013
Sun Communities Inc.[b]	169,165	14,834,079
Tanger Factory Outlet Centers Inc.[b]	229,193	5,954,434
Taubman Centers Inc.[b]	139,405	8,301,568
UDR Inc.	627,382	24,449,077
Uniti Group Inc.[a]	391,044	9,830,846
Ventas Inc.	839,035	58,296,152
VEREIT Inc.	2,309,628	18,800,372
Vornado Realty Trust	406,767	38,195,421
Weingarten Realty Investors	283,651	8,537,895
Welltower Inc.	867,342	64,920,549
Weyerhaeuser Co.	1,765,701	59,150,983
WP Carey Inc.	249,392	16,462,366

		1,491,808,652
FOOD & STAPLES RETAILING — 0.41%
Casey’s General Stores Inc.	92,121	9,867,080
Rite Aid Corp.[a,b]	2,554,151	7,534,746
Sprouts Farmers Market Inc.[a,b]	317,588	7,199,720
U.S. Foods Holding Corp.[a]	316,317	8,610,149
Whole Foods Market Inc.	748,713	31,528,304

		64,739,999
FOOD PRODUCTS — 2.42%
Blue Buffalo Pet Products Inc.[a,b]	220,780	5,035,992
Bunge Ltd.	331,828	24,754,369
Campbell Soup Co.	422,938	22,056,217
Conagra Brands Inc.	958,732	34,284,256
Flowers Foods Inc.	425,669	7,368,330
Hain Celestial Group Inc. (The)[a]	240,416	9,332,949
Hershey Co. (The)	329,764	35,406,761
Hormel Foods Corp.	636,917	21,725,239
Ingredion Inc.	168,617	20,100,833
JM Smucker Co. (The)	266,670	31,555,061
Kellogg Co.	586,240	40,720,230
Lamb Weston Holdings Inc.	345,969	15,236,475
McCormick & Co. Inc./MD NVS	268,539	26,185,238
Pilgrim’s Pride Corp.[a,b]	125,039	2,740,855
Pinnacle Foods Inc.	279,313	16,591,192
Post Holdings Inc.[a]	153,345	11,907,239
Seaboard Corp.	627	2,504,865

473

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2017

Security	Shares	Value
TreeHouse Foods Inc.[a,b]	130,441	$10,655,725
Tyson Foods Inc. Class A	659,199	41,285,633

		379,447,459
GAS UTILITIES — 0.32%
Atmos Energy Corp.	243,645	20,210,353
National Fuel Gas Co.	183,883	10,268,027
UGI Corp.	408,638	19,782,165

		50,260,545
HEALTH CARE EQUIPMENT & SUPPLIES — 3.07%
ABIOMED Inc.[a,b]	95,675	13,710,227
Alere Inc.[a,b]	203,229	10,200,063
Align Technology Inc.[a]	187,863	28,201,994
Cooper Companies Inc. (The)	114,306	27,367,142
CR Bard Inc.	171,646	54,259,017
DENTSPLY SIRONA Inc.	533,113	34,567,047
DexCom Inc.[a,b]	202,134	14,786,102
Edwards Lifesciences Corp.[a]	494,491	58,468,616
Hill-Rom Holdings Inc.	155,398	12,371,235
Hologic Inc.[a]	659,194	29,914,224
IDEXX Laboratories Inc.[a]	206,311	33,302,722
ResMed Inc.	329,899	25,689,235
STERIS PLC	197,820	16,122,330
Teleflex Inc.	106,438	22,113,559
Varian Medical Systems Inc.[a,b]	217,421	22,435,673
West Pharmaceutical Services Inc.	173,069	16,358,482
Zimmer Biomet Holdings Inc.	477,656	61,331,030

		481,198,698
HEALTH CARE PROVIDERS & SERVICES — 2.45%
Acadia Healthcare Co. Inc.[a,b]	180,011	8,888,943
AmerisourceBergen Corp.	375,876	35,531,558
Brookdale Senior Living Inc.[a,b]	456,220	6,710,996
Cardinal Health Inc.	748,153	58,296,082
Centene Corp.[a]	402,192	32,127,097
DaVita Inc.[a]	368,291	23,850,525
Envision Healthcare Corp.[a]	274,931	17,229,926
Henry Schein Inc.[a]	186,975	34,220,165
Laboratory Corp. of America Holdings[a]	241,581	37,237,295
LifePoint Health Inc.[a,b]	91,728	6,159,535
MEDNAX Inc.[a,b]	215,583	13,014,746
Patterson Companies Inc.	195,375	9,172,856
Premier Inc.[a,b]	112,641	4,055,076

Security	Shares	Value
Quest Diagnostics Inc.	323,578	$35,968,931
Universal Health Services Inc. Class B	205,134	25,042,759
VCA Inc.[a]	184,967	17,074,304
WellCare Health Plans Inc.[a]	105,147	18,880,195

		383,460,989
HEALTH CARE TECHNOLOGY — 0.47%
athenahealth Inc.[a,b]	93,237	13,104,460
Cerner Corp.[a,b]	680,842	45,255,568
Veeva Systems Inc. Class Aa,b	253,253	15,526,942

		73,886,970
HOTELS, RESTAURANTS & LEISURE — 2.57%
Aramark	573,905	23,518,627
Chipotle Mexican Grill Inc.[a,b]	59,787	24,877,371
Choice Hotels International Inc.	80,791	5,190,822
Darden Restaurants Inc.	292,842	26,484,630
Domino’s Pizza Inc.	113,356	23,978,195
Dunkin’ Brands Group Inc.	217,681	11,998,577
Extended Stay America Inc.	390,839	7,566,643
Hilton Grand Vacations Inc.[a]	128,184	4,622,315
Hilton Worldwide Holdings Inc.	455,763	28,188,942
Hyatt Hotels Corp. Class Aa	80,390	4,518,722
International Game Technology PLC	231,077	4,228,709
MGM Resorts International	1,195,525	37,407,977
Norwegian Cruise Line Holdings Ltd.[a]	378,948	20,573,087
Panera Bread Co. Class Aa	50,057	15,749,934
Royal Caribbean Cruises Ltd.	406,130	44,361,580
Six Flags Entertainment Corp.	168,299	10,032,303
Vail Resorts Inc.	93,712	19,007,605
Wendy’s Co. (The)	435,798	6,759,227
Wyndham Worldwide Corp.	241,574	24,256,445
Wynn Resorts Ltd.	188,941	25,340,767
Yum China Holdings Inc.[a]	872,670	34,409,378

		403,071,856
HOUSEHOLD DURABLES — 1.81%
CalAtlantic Group Inc.	166,724	5,893,693
DR Horton Inc.	807,418	27,912,440
Garmin Ltd.	276,956	14,133,065
Leggett & Platt Inc.	312,044	16,391,671
Lennar Corp. Class A	471,336	25,131,636
Lennar Corp. Class B	24,357	1,095,334

474

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2017

Security	Shares	Value
Mohawk Industries Inc.[a]	146,357	$35,373,023
Newell Brands Inc.	1,135,848	60,904,170
NVR Inc.[a]	7,828	18,870,255
PulteGroup Inc.	688,740	16,894,792
Tempur Sealy International Inc.[a,b]	109,551	5,848,928
Toll Brothers Inc.	358,390	14,159,989
Tupperware Brands Corp.	119,667	8,404,214
Whirlpool Corp.	171,180	32,801,512

		283,814,722
HOUSEHOLD PRODUCTS — 0.54%
Church & Dwight Co. Inc.	588,994	30,557,009
Clorox Co. (The)	305,379	40,688,698
Energizer Holdings Inc.	144,623	6,944,796
Spectrum Brands Holdings Inc.	57,847	7,233,189

		85,423,692
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.32%
AES Corp./VA	1,562,161	17,355,609
Calpine Corp.[a,b]	849,633	11,495,534
NRG Energy Inc.	707,653	12,185,785
Vistra Energy Corp.	570,426	9,577,452

		50,614,380
INDUSTRIAL CONGLOMERATES — 0.44%
Carlisle Companies Inc.	149,791	14,290,062
Roper Technologies Inc.	237,889	55,078,440

		69,368,502
INSURANCE — 4.59%
Alleghany Corp.[a]	32,694	19,446,391
Allied World Assurance Co. Holdings AG	201,509	10,659,826
American Financial Group Inc./OH	166,027	16,498,103
American National Insurance Co.	18,191	2,119,070
Arch Capital Group Ltd.[a]	272,221	25,395,497
Arthur J Gallagher & Co.	420,541	24,075,972
Aspen Insurance Holdings Ltd.	140,442	7,001,034
Assurant Inc.	129,166	13,393,223
Assured Guaranty Ltd.	283,859	11,848,275
Athene Holding Ltd. Class Aa,b	108,491	5,382,238
Axis Capital Holdings Ltd.	196,896	12,731,295
Brown & Brown Inc.	277,215	11,939,650
Cincinnati Financial Corp.	363,852	26,361,077

Security	Shares	Value
CNA Financial Corp.	66,791	$3,256,061
Erie Indemnity Co. Class A	60,240	7,534,217
Everest Re Group Ltd.	95,993	24,438,858
First American Financial Corp.	254,682	11,381,739
FNF Group	619,135	27,755,822
Hanover Insurance Group Inc. (The)	100,279	8,887,728
Hartford Financial Services Group Inc. (The)	864,032	45,422,162
Lincoln National Corp.	529,807	35,804,357
Loews Corp.	658,251	30,812,729
Markel Corp.[a]	32,241	31,462,702
Mercury General Corp.	67,229	3,630,366
Old Republic International Corp.	576,279	11,254,729
Principal Financial Group Inc.	630,647	40,405,553
ProAssurance Corp.	124,692	7,581,274
Progressive Corp. (The)	1,371,385	60,464,365
Reinsurance Group of America Inc.	151,754	19,483,696
RenaissanceRe Holdings Ltd.	93,258	12,967,525
Torchmark Corp.	272,759	20,866,063
Unum Group	539,868	25,174,045
Validus Holdings Ltd.	182,312	9,474,755
White Mountains Insurance Group Ltd.[b]	10,480	9,103,242
Willis Towers Watson PLC	299,318	43,538,796
WR Berkley Corp.	225,056	15,567,124
XL Group Ltd.	603,140	26,417,532

		719,537,091
INTERNET & DIRECT MARKETING RETAIL — 0.64%
Expedia Inc.	287,068	42,758,778
Liberty Expedia Holdings Inc. Class Aa	131,886	7,124,482
Liberty Interactive Corp. QVC Group Series Aa	975,663	23,942,770
Liberty Ventures Series Aa	188,249	9,843,540
TripAdvisor Inc.[a,b]	260,330	9,944,606
Wayfair Inc. Class Aa,b	90,652	6,969,326

		100,583,502
INTERNET SOFTWARE & SERVICES — 0.96%
Akamai Technologies Inc.[a]	398,691	19,858,799
CoStar Group Inc.[a,b]	75,903	20,008,031
GoDaddy Inc. Class Aa,b	185,025	7,848,761

475

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2017

Security	Shares	Value
IAC/InterActiveCorp[a]	164,930	$17,027,373
LogMeIn Inc.	122,527	12,804,071
Match Group Inc.[a,b]	71,417	1,241,227
Pandora Media Inc.[a,b]	544,781	4,859,447
Twitter Inc.[a,b]	1,594,747	28,498,129
VeriSign Inc.[a,b]	207,490	19,288,270
Zillow Group Inc. Class Aa,b	126,970	6,201,215
Zillow Group Inc. Class Ca,b	248,591	12,183,445

		149,818,768
IT SERVICES — 3.94%
Alliance Data Systems Corp.	114,781	29,463,135
Amdocs Ltd.	343,709	22,155,482
Black Knight Financial Services Inc. Class Aa,b	56,982	2,333,413
Booz Allen Hamilton Holding Corp.	345,776	11,251,551
Broadridge Financial Solutions Inc.	276,964	20,927,400
Conduent Inc.[a]	448,191	7,144,165
CoreLogic Inc./U.S.[a]	199,629	8,659,906
CSRA Inc.	382,596	12,147,423
DST Systems Inc.	144,652	8,925,028
DXC Technology Co.	669,764	51,384,294
Euronet Worldwide Inc.[a]	118,552	10,357,888
Fidelity National Information Services Inc.	777,694	66,415,068
First Data Corp. Class Aa	873,041	15,889,346
Fiserv Inc.[a]	501,617	61,367,824
FleetCor Technologies Inc.[a,b]	217,088	31,306,260
Gartner Inc.[a]	207,109	25,580,033
Genpact Ltd.	318,671	8,868,614
Global Payments Inc.	359,007	32,425,512
Jack Henry & Associates Inc.	182,985	19,006,652
Leidos Holdings Inc.	333,951	17,261,927
Paychex Inc.	760,737	43,316,365
Sabre Corp.	492,111	10,713,256
Square Inc. Class Aa,b	524,593	12,306,952
Teradata Corp.[a,b]	305,297	9,003,209
Total System Services Inc.	428,981	24,988,143
Vantiv Inc. Class Aa	379,575	24,042,281
Western Union Co. (The)	1,115,254	21,245,589
WEX Inc.[a,b]	92,598	9,655,193

		618,141,909

Security	Shares	Value
LEISURE PRODUCTS — 0.47%
Brunswick Corp./DE	210,333	$13,194,189
Hasbro Inc.	268,488	29,939,097
Mattel Inc.	810,864	17,457,902
Polaris Industries Inc.[b]	139,262	12,844,134

		73,435,322
LIFE SCIENCES TOOLS & SERVICES — 1.82%
Agilent Technologies Inc.	763,249	45,268,298
Bio-Rad Laboratories Inc. Class Aa	49,544	11,212,303
Bio-Techne Corp.	87,300	10,257,750
Bruker Corp.	246,954	7,122,153
Charles River Laboratories International Inc.[a]	111,285	11,256,478
Illumina Inc.[a]	344,749	59,820,847
Mettler-Toledo International Inc.[a]	59,889	35,247,072
Patheon NVa,b	79,941	2,788,342
PerkinElmer Inc.	258,724	17,629,453
QIAGEN NV	542,038	18,174,534
Quintiles IMS Holdings Inc.[a]	299,526	26,807,577
VWR Corp.[a]	193,241	6,378,886
Waters Corp.[a]	180,231	33,133,667

		285,097,360
MACHINERY — 4.28%
AGCO Corp.	157,481	10,612,645
Allison Transmission Holdings Inc.	315,586	11,837,631
Colfax Corp.[a,b]	208,942	8,226,047
Crane Co.	118,005	9,367,237
Cummins Inc.	375,972	60,990,178
Donaldson Co. Inc.	315,667	14,375,475
Dover Corp.	365,887	29,351,455
Flowserve Corp.	308,487	14,323,051
Fortive Corp.	726,445	46,020,291
Gardner Denver Holdings Inc.[a]	98,000	2,117,780
Graco Inc.	130,214	14,229,786
IDEX Corp.	180,457	20,393,446
Ingersoll-Rand PLC	605,211	55,310,233
ITT Inc.	209,735	8,427,152
Lincoln Electric Holdings Inc.	138,920	12,793,143
Middleby Corp. (The)[a,b]	133,815	16,259,861
Nordson Corp.	135,923	16,490,178
Oshkosh Corp.	176,124	12,131,421
PACCAR Inc.	811,510	53,592,120
Parker-Hannifin Corp.	312,900	50,007,678
Pentair PLC	391,871	26,075,096

476

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2017

Security	Shares	Value
Snap-on Inc.	136,101	$21,503,958
Stanley Black & Decker Inc.	361,908	50,931,313
Terex Corp.	213,217	7,995,637
Timken Co. (The)	163,319	7,553,504
Toro Co. (The)	249,160	17,264,296
Trinity Industries Inc.	355,084	9,953,004
WABCO Holdings Inc.[a,b]	119,623	15,253,129
Wabtec Corp./DEb	202,580	18,536,070
Welbilt Inc.[a,b]	312,915	5,898,448
Xylem Inc./NY	423,902	23,496,888

		671,318,151
MARINE — 0.05%
Kirby Corp.[a,b]	125,896	8,416,148

		8,416,148
MEDIA — 1.99%
AMC Networks Inc. Class Aa,b	126,744	6,769,397
Cable One Inc.	11,100	7,890,990
Cinemark Holdings Inc.	251,111	9,755,662
Discovery Communications Inc. Class Aa,b	358,088	9,249,413
Discovery Communications Inc. Class C NVS[a]	495,518	12,492,009
Interpublic Group of Companies Inc. (The)	931,302	22,910,029
John Wiley & Sons Inc. Class A	108,937	5,746,427
Liberty Broadband Corp. Class Aa,b	62,272	5,342,315
Liberty Broadband Corp. Class Ca	245,683	21,313,000
Liberty Media Corp.-Liberty Formula One Class Aa	58,442	2,047,223
Liberty Media Corp.-Liberty Formula One Class Ca	250,978	9,190,814
Liberty Media Corp.-Liberty SiriusXM Class Aa	210,167	8,822,811
Liberty Media Corp.-Liberty SiriusXM Class Ca	422,468	17,616,916
Lions Gate Entertainment Corp. Class A	115,682	3,264,546
Lions Gate Entertainment Corp. Class Ba,b	234,057	6,151,018
Live Nation Entertainment Inc.[a,b]	316,520	11,030,722
Madison Square Garden Co. (The)[a,b]	43,476	8,560,424
News Corp. Class A	900,720	12,339,864
News Corp. Class B	299,226	4,234,048

Security	Shares	Value
Omnicom Group Inc.	546,779	$45,327,979
Regal Entertainment Group Class A	266,424	5,451,035
Scripps Networks Interactive Inc. Class A	207,055	14,143,927
Sirius XM Holdings Inc.[b]	3,487,116	19,074,525
TEGNA Inc.	507,397	7,311,591
Tribune Media Co. Class A	171,414	6,988,549
Viacom Inc. Class Ab	25,048	953,076
Viacom Inc. Class B NVS	831,243	27,904,828

		311,883,138
METALS & MINING — 1.30%
Alcoa Corp.	436,977	14,267,299
Freeport-McMoRan Inc.[a]	3,204,528	38,486,381
Newmont Mining Corp.	1,263,648	40,929,559
Nucor Corp.	755,260	43,706,896
Reliance Steel & Aluminum Co.	167,300	12,181,113
Royal Gold Inc.	153,693	12,014,182
Southern Copper Corp.	193,759	6,709,874
Steel Dynamics Inc.	549,904	19,692,062
Tahoe Resources Inc.	741,534	6,392,023
U.S. Steel Corp.[b]	412,040	9,122,566

		203,501,955
MORTGAGE REAL ESTATE INVESTMENT — 0.61%
AGNC Investment Corp.	833,003	17,734,634
Annaly Capital Management Inc.	2,407,488	29,010,231
Chimera Investment Corp.[b]	442,681	8,247,147
MFA Financial Inc.	910,920	7,642,619
New Residential Investment Corp.[b]	725,413	11,287,426
Starwood Property Trust Inc.[b]	602,607	13,492,371
Two Harbors Investment Corp.	818,329	8,109,640

		95,524,068
MULTI-UTILITIES — 2.69%
Ameren Corp.	573,633	31,360,516
CenterPoint Energy Inc.	1,020,591	27,943,782
CMS Energy Corp.	661,181	30,579,621
Consolidated Edison Inc.	724,502	58,554,252
DTE Energy Co.	423,391	44,790,534
MDU Resources Group Inc.	459,047	12,027,031
NiSource Inc.	767,652	19,467,655
Public Service Enterprise Group Inc.	1,196,556	51,463,874
SCANA Corp.	311,091	20,846,208

477

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2017

Security	Shares	Value
Sempra Energy	594,398	$67,018,374
Vectren Corp.	196,542	11,485,914
WEC Energy Group Inc.	747,435	45,877,560

		421,415,321
MULTILINE RETAIL — 0.83%
Dollar General Corp.	651,760	46,985,378
Dollar Tree Inc.[a]	544,987	38,105,491
Kohl’s Corp.	406,053	15,702,070
Macy’s Inc.	721,969	16,778,560
Nordstrom Inc.	276,253	13,213,181

		130,784,680
OIL, GAS & CONSUMABLE FUELS — 4.60%
Antero Resources Corp.[a,b]	545,211	11,782,010
Apache Corp.	901,082	43,188,860
Cabot Oil & Gas Corp.	1,088,629	27,302,815
Centennial Resource Development Inc./DE Class Aa	261,649	4,139,287
Cheniere Energy Inc.[a,b]	482,894	23,521,767
Chesapeake Energy Corp.[a,b]	2,138,278	10,627,242
Cimarex Energy Co.	221,850	20,856,119
Concho Resources Inc.[a]	348,657	42,372,285
CONSOL Energy Inc.[a]	560,250	8,370,135
Continental Resources Inc./OKa,b	213,658	6,907,563
Devon Energy Corp.	1,243,532	39,755,718
Diamondback Energy Inc.[a,b]	231,899	20,594,950
Energen Corp.[a]	229,384	11,324,688
EQT Corp.[b]	408,835	23,953,643
Extraction Oil & Gas Inc.[a,b]	284,259	3,823,284
Gulfport Energy Corp.[a]	393,299	5,801,160
Hess Corp.	669,636	29,376,931
HollyFrontier Corp.	403,295	11,078,514
Kosmos Energy Ltd.[a,b]	388,724	2,491,721
Laredo Petroleum Inc.[a,b]	353,839	3,722,386
Marathon Oil Corp.	2,008,922	23,805,726
Marathon Petroleum Corp.	1,217,982	63,736,998
Murphy Oil Corp.	385,420	9,878,315
Newfield Exploration Co.[a,b]	470,376	13,386,901
Noble Energy Inc.	1,139,293	32,241,992
ONEOK Inc.	496,003	25,871,516
Parsley Energy Inc. Class Aa,b	545,833	15,146,866
PBF Energy Inc. Class A	269,670	6,002,854
QEP Resources Inc.[a]	588,355	5,942,386
Range Resources Corp.	539,860	12,508,556

Security	Shares	Value
Rice Energy Inc.[a,b]	259,433	$6,908,701
RSP Permian Inc.[a,b]	310,371	10,015,672
SM Energy Co.[b]	238,655	3,944,967
Southwestern Energy Co.[a]	1,208,821	7,349,632
Targa Resources Corp.	461,032	20,838,646
Tesoro Corp.	362,808	33,958,829
Whiting Petroleum Corp.[a,b]	850,487	4,686,183
Williams Companies Inc. (The)	1,957,879	59,284,576
World Fuel Services Corp.	160,635	6,176,416
WPX Energy Inc.[a]	950,840	9,185,114

		721,861,924
PAPER & FOREST PRODUCTS — 0.04%
Domtar Corp.	154,850	5,949,337

		5,949,337
PERSONAL PRODUCTS — 0.32%
Coty Inc. Class A	1,104,774	20,725,560
Edgewell Personal Care Co.[a]	135,387	10,292,120
Herbalife Ltd.[a,b]	162,099	11,562,522
Nu Skin Enterprises Inc. Class A	121,900	7,660,196

		50,240,398
PHARMACEUTICALS — 1.07%
Akorn Inc.[a]	215,557	7,229,782
Endo International PLC[a]	507,013	5,663,335
Mallinckrodt PLC[a,b]	234,042	10,487,422
Mylan NVa	1,261,897	48,986,841
Perrigo Co. PLC	302,873	22,872,969
Zoetis Inc.	1,163,876	72,602,585

		167,842,934
PROFESSIONAL SERVICES — 1.25%
Dun & Bradstreet Corp. (The)	87,343	9,446,146
Equifax Inc.	281,676	38,707,916
IHS Markit Ltd.[a,b]	925,329	40,751,489
ManpowerGroup Inc.	158,289	17,672,967
Nielsen Holdings PLC	845,152	32,673,576
Robert Half International Inc.	291,443	13,968,863
TransUnion[a,b]	301,243	13,046,834
Verisk Analytics Inc. Class Aa,b	358,303	30,230,024

		196,497,815
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.38%
CBRE Group Inc. Class Aa	694,568	25,282,275
Howard Hughes Corp. (The)[a]	80,471	9,885,058
Jones Lang LaSalle Inc.	106,698	13,337,250
Realogy Holdings Corp.	321,403	10,429,527

		58,934,110

478

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2017

Security	Shares	Value
ROAD & RAIL — 0.58%
AMERCO	11,872	$4,345,864
Genesee & Wyoming Inc. Class Aa,b	143,953	9,844,946
JB Hunt Transport Services Inc.	204,628	18,698,907
Kansas City Southern	249,958	26,158,105
Landstar System Inc.	98,665	8,445,724
Old Dominion Freight Line Inc.	144,594	13,771,132
Ryder System Inc.	125,623	9,042,343

		90,307,021
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.80%
Advanced Micro Devices Inc.[a]	1,949,325	24,327,576
Analog Devices Inc.	856,004	66,597,111
Cavium Inc.[a]	155,627	9,669,106
Cypress Semiconductor Corp.	793,345	10,829,159
First Solar Inc.[a,b]	186,962	7,456,045
KLA-Tencor Corp.	371,040	33,953,870
Lam Research Corp.	381,675	53,980,295
Marvell Technology Group Ltd.	952,482	15,735,003
Maxim Integrated Products Inc.	664,972	29,857,243
Microchip Technology Inc.	501,086	38,673,817
Microsemi Corp.[a]	272,448	12,750,566
ON Semiconductor Corp.[a]	986,228	13,846,641
Qorvo Inc.[a,b]	299,102	18,939,139
Skyworks Solutions Inc.	436,146	41,848,209
Teradyne Inc.	469,617	14,102,599
Versum Materials Inc.	256,812	8,346,390
Xilinx Inc.	588,717	37,866,277

		438,779,046
SOFTWARE — 3.48%
ANSYS Inc.[a,b]	201,751	24,549,062
Atlassian Corp. PLC Class Aa,b	172,729	6,076,606
Autodesk Inc.[a]	491,084	49,511,089
CA Inc.	732,813	25,260,064
Cadence Design Systems Inc.[a]	655,206	21,942,849
CDK Global Inc.	318,977	19,795,713
Citrix Systems Inc.[a]	357,274	28,431,865
Dell Technologies Inc. Class Va	485,000	29,638,350
FireEye Inc.[a,b]	414,317	6,301,762
Fortinet Inc.[a]	347,799	13,021,594
Guidewire Software Inc.[a,b]	175,341	12,047,680
Manhattan Associates Inc.[a,b]	163,109	7,839,018

Security	Shares	Value
Nuance Communications Inc.[a]	678,201	$11,807,479
PTC Inc.[a]	271,083	14,942,095
Red Hat Inc.[a]	418,985	40,117,814
ServiceNow Inc.[a,b]	397,071	42,089,526
Splunk Inc.[a,b]	330,474	18,800,666
SS&C Technologies Holdings Inc.	406,897	15,628,914
Symantec Corp.	1,460,214	41,251,045
Synopsys Inc.[a]	354,177	25,830,129
Tableau Software Inc. Class Aa,b	136,081	8,337,683
Take-Two Interactive Software Inc.[a]	234,518	17,208,931
Tyler Technologies Inc.[a,b]	81,457	14,309,551
Ultimate Software Group Inc. (The)[a,b]	67,229	14,122,124
Workday Inc. Class Aa,b	308,386	29,913,442
Zynga Inc. Class Aa,b	1,797,485	6,542,845

		545,317,896
SPECIALTY RETAIL — 3.02%
Advance Auto Parts Inc.[b]	168,142	19,603,676
AutoNation Inc.[a,b]	151,631	6,392,763
AutoZone Inc.[a,b]	67,041	38,244,209
Bed Bath & Beyond Inc.	328,338	9,981,475
Best Buy Co. Inc.	624,698	35,813,936
Burlington Stores Inc.[a,b]	163,305	15,022,427
Cabela’s Inc.[a]	123,581	7,343,183
CarMax Inc.[a,b]	436,801	27,544,671
Dick’s Sporting Goods Inc.	205,269	8,175,864
Floor & Decor Holdings Inc. Class Aa	24,071	945,027
Foot Locker Inc.	308,974	15,226,239
GameStop Corp. Class A	235,017	5,078,717
Gap Inc. (The)	562,001	12,358,402
L Brands Inc.	568,063	30,612,915
Michaels Companies Inc. (The)[a]	273,234	5,060,294
Murphy USA Inc.[a,b]	86,004	6,373,756
O’Reilly Automotive Inc.[a,b]	211,413	46,244,480
Penske Automotive Group Inc.	84,093	3,692,524
Ross Stores Inc.	908,637	52,455,614
Sally Beauty Holdings Inc.[a,b]	324,859	6,578,395
Signet Jewelers Ltd.[b]	161,552	10,216,548
Staples Inc.	1,545,597	15,564,162
Tiffany & Co.	255,263	23,961,538

479

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2017

Security	Shares	Value
Tractor Supply Co.	304,209	$16,491,170
Ulta Salon Cosmetics & Fragrance Inc.[a]	139,691	40,138,812
Urban Outfitters Inc.[a,b]	220,696	4,091,704
Williams-Sonoma Inc.	204,514	9,918,929

		473,131,430
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.73%
NCR Corp.[a]	284,937	11,636,827
NetApp Inc.	642,577	25,735,209
Western Digital Corp.	690,418	61,171,035
Xerox Corp.	542,551	15,587,490

		114,130,561
TEXTILES, APPAREL & LUXURY GOODS — 1.26%
Carter’s Inc.	112,999	10,051,261
Coach Inc.	666,132	31,534,689
Hanesbrands Inc.	858,324	19,878,784
Kate Spade & Co.[a]	321,696	5,948,159
lululemon athletica Inc.[a,b]	228,853	13,655,659
Michael Kors Holdings Ltd.[a,b]	363,900	13,191,375
PVH Corp.[b]	183,479	21,008,345
Ralph Lauren Corp.	133,151	9,826,544
Skechers U.S.A. Inc. Class Aa	309,584	9,132,728
Under Armour Inc. Class Aa,b	434,419	9,452,957
Under Armour Inc. Class Ca,b	440,879	8,888,121
VF Corp.	784,395	45,181,152

		197,749,774
THRIFTS & MORTGAGE FINANCE — 0.11%
New York Community Bancorp. Inc.	1,124,285	14,761,862
TFS Financial Corp.	140,204	2,168,956

		16,930,818
TRADING COMPANIES & DISTRIBUTORS — 0.84%
Air Lease Corp.	227,966	8,516,810
Fastenal Co.	683,844	29,767,729
HD Supply Holdings Inc.[a]	477,398	14,622,701
MSC Industrial Direct Co. Inc. Class A	104,064	8,945,341
United Rentals Inc.[a]	199,602	22,497,141
Univar Inc.[a]	244,571	7,141,473
Watsco Inc.	71,493	11,024,221
WESCO International Inc.[a,b]	119,610	6,853,653
WW Grainger Inc.	124,456	22,468,042

		131,837,111

Security	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.09%
Macquarie Infrastructure Corp.	188,111	$14,747,902

		14,747,902
WATER UTILITIES — 0.30%
American Water Works Co. Inc.	422,070	32,900,356
Aqua America Inc.	420,365	13,998,155

		46,898,511
WIRELESS TELECOMMUNICATION SERVICES — 0.05%
Telephone & Data Systems Inc.	235,819	6,543,977
U.S. Cellular Corp.[a,b]	33,778	1,294,373

		7,838,350

TOTAL COMMON STOCKS
(Cost: $12,518,498,763)		15,634,118,934

SHORT-TERM INVESTMENTS — 5.45%

MONEY MARKET FUNDS — 5.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	827,240,797	827,488,969
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	26,362,066	26,362,066

		853,851,035

TOTAL SHORT-TERM INVESTMENTS
(Cost: $853,688,241)		853,851,035

TOTAL INVESTMENTS IN SECURITIES — 105.17%
(Cost: $13,372,187,004)[f]		16,487,969,969
Other Assets, Less Liabilities — (5.17)%		(810,141,578)

NET ASSETS — 100.00%		$15,677,828,391

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $13,663,532,883. Net unrealized appreciation was $2,824,437,086, of which $3,712,602,378 represented gross unrealized appreciation on securities and $888,165,292 represented gross unrealized depreciation on securities.

480

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2017

Schedule 1 — Futures Contracts

Futures contracts outstanding as of June 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	107	Sep. 2017	Chicago Mercantile	$12,991,229	$12,951,815	$(39,414)
S&P MidCap 400 E-Mini	173	Sep. 2017	Chicago Mercantile	30,116,426	30,207,530	91,104

				Net unrealized appreciation		$51,690

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$15,634,118,934	$—	$—	$15,634,118,934
Money market funds	853,851,035	—	—	853,851,035

Total	$16,487,969,969	$—	$—	$16,487,969,969

Derivative financial instruments[a]:
Assets:
Futures contracts	$91,104	$—	$—	$91,104
Liabilities:
Futures contracts	(39,414)	—	—	(39,414)

Total	$51,690	$—	$—	$51,690

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

481

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 1.77%
BWX Technologies Inc.	252,616	$12,315,030
HEICO Corp.	65,924	4,735,980
HEICO Corp. Class A	130,536	8,099,759
Hexcel Corp.	162,697	8,588,775
Huntington Ingalls Industries Inc.	101,964	18,981,618
Rockwell Collins Inc.	437,625	45,985,635
TransDigm Group Inc.	130,457	35,075,973

		133,782,770
AIR FREIGHT & LOGISTICS — 0.79%
CH Robinson Worldwide Inc.	380,403	26,126,078
Expeditors International of Washington Inc.	342,781	19,360,271
XPO Logistics Inc.[a]	219,046	14,156,943

		59,643,292
AIRLINES — 0.67%
Alaska Air Group Inc.	267,050	23,970,408
American Airlines Group Inc.	519,512	26,141,844
Copa Holdings SA Class A	6,126	716,742

		50,828,994
AUTO COMPONENTS — 1.40%
BorgWarner Inc.	58,758	2,488,989
Delphi Automotive PLC	722,548	63,331,332
Gentex Corp.	493,187	9,355,758
Lear Corp.	154,199	21,908,594
Visteon Corp.[a]	85,805	8,757,258

		105,841,931
AUTOMOBILES — 0.43%
Harley-Davidson Inc.	344,075	18,586,932
Thor Industries Inc.	133,012	13,902,414

		32,489,346
BANKS — 1.11%
Bank of the Ozarks Inc.	141,850	6,648,509
East West Bancorp. Inc.	23,634	1,384,480
First Republic Bank/CA	338,796	33,913,480
Pinnacle Financial Partners Inc.	60,687	3,811,144
Signature Bank/New York NYa	85,915	12,331,380
SVB Financial Group[a,b]	104,626	18,392,204
Western Alliance Bancorp.[a,b]	148,376	7,300,099

		83,781,296

Security	Shares	Value
BEVERAGES — 0.98%
Brown-Forman Corp. Class A	137,500	$6,778,750
Brown-Forman Corp. Class B	448,710	21,807,306
Dr Pepper Snapple Group Inc.	495,070	45,105,828

		73,691,884
BIOTECHNOLOGY — 3.33%
ACADIA Pharmaceuticals Inc.[a,b]	260,182	7,256,476
Agios Pharmaceuticals Inc.[a,b]	103,468	5,323,429
Alkermes PLC[a]	410,404	23,791,120
Alnylam Pharmaceuticals Inc.[a,b]	176,251	14,057,780
BioMarin Pharmaceutical Inc.[a,b]	470,467	42,727,813
Bioverativ Inc.[a]	291,989	17,568,978
Exelixis Inc.[a]	778,604	19,177,016
Incyte Corp.[a]	454,394	57,212,748
Intercept Pharmaceuticals Inc.[a,b]	48,200	5,835,574
Intrexon Corp.[a,b]	107,522	2,590,205
Ionis Pharmaceuticals Inc.[a,b]	332,717	16,925,314
Neurocrine Biosciences Inc.[a,b]	235,395	10,828,170
OPKO Health Inc.[a,b]	98,178	646,011
Seattle Genetics Inc.[a,b]	259,101	13,405,886
TESARO Inc.[a,b]	99,988	13,984,322

		251,330,842
BUILDING PRODUCTS — 1.49%
Allegion PLC	257,161	20,860,900
AO Smith Corp.	390,200	21,979,966
Armstrong World Industries Inc.[a,b]	118,768	5,463,328
Fortune Brands Home & Security Inc.	385,250	25,133,710
Lennox International Inc.	96,867	17,788,656
Masco Corp.	558,877	21,354,690

		112,581,250
CAPITAL MARKETS — 4.03%
Ameriprise Financial Inc.	369,820	47,074,388
BGC Partners Inc. Class A	157,151	1,986,389
CBOE Holdings Inc.	297,491	27,190,677
Eaton Vance Corp. NVS	298,051	14,103,773
FactSet Research Systems Inc.	103,928	17,270,755
Federated Investors Inc. Class B NVS	72,335	2,043,464
Invesco Ltd.	159,237	5,603,550
Lazard Ltd. Class A	290,991	13,481,613
Legg Mason Inc.	54,715	2,087,924
LPL Financial Holdings Inc.	237,848	10,099,026

482

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2017

Security	Shares	Value
MarketAxess Holdings Inc.	98,840	$19,876,724
Moody’s Corp.	448,475	54,570,438
Morningstar Inc.	49,067	3,843,909
MSCI Inc.	239,595	24,675,889
Raymond James Financial Inc.	89,754	7,200,066
SEI Investments Co.	360,909	19,409,686
T Rowe Price Group Inc.	98,437	7,305,010
TD Ameritrade Holding Corp.	609,729	26,212,250

		304,035,531
CHEMICALS — 2.42%
Albemarle Corp.	55,623	5,870,452
Axalta Coating Systems Ltd.[a,b]	572,831	18,353,505
Celanese Corp. Series A	224,382	21,302,827
Chemours Co. (The)	497,947	18,882,150
FMC Corp.	360,592	26,341,246
Huntsman Corp.	261,887	6,767,160
International Flavors & Fragrances Inc.	213,174	28,778,490
NewMarket Corp.	18,557	8,545,127
Platform Specialty Products Corp.[a]	272,933	3,460,791
RPM International Inc.	323,711	17,658,435
Scotts Miracle-Gro Co. (The) Class A	110,505	9,885,777
Westlake Chemical Corp.	47,966	3,175,829
WR Grace & Co.	183,621	13,222,548

		182,244,337
COMMERCIAL SERVICES & SUPPLIES — 1.03%
Cintas Corp.	231,758	29,210,778
Clean Harbors Inc.[a,b]	99,337	5,545,985
Copart Inc.[a,b]	535,072	17,009,939
KAR Auction Services Inc.	370,793	15,562,182
Rollins Inc.	258,638	10,529,153

		77,858,037
COMMUNICATIONS EQUIPMENT — 1.30%
Arista Networks Inc.[a,b]	142,637	21,365,596
CommScope Holding Co. Inc.[a,b]	259,846	9,881,944
F5 Networks Inc.[a]	174,695	22,196,747
Harris Corp.	84,474	9,214,424
Motorola Solutions Inc.	41,445	3,594,939
Palo Alto Networks Inc.[a]	239,984	32,112,259

		98,365,909

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 0.04%
Quanta Services Inc.[a,b]	103,210	$3,397,673

		3,397,673
CONSTRUCTION MATERIALS — 1.16%
Eagle Materials Inc.[b]	126,983	11,735,769
Martin Marietta Materials Inc.	153,198	34,098,811
Vulcan Materials Co.	330,596	41,879,901

		87,714,481
CONSUMER FINANCE — 0.09%
Credit Acceptance Corp.[a,b]	27,226	7,000,894

		7,000,894
CONTAINERS & PACKAGING — 2.65%
AptarGroup Inc.	38,758	3,366,520
Ardagh Group SA	26,484	598,803
Avery Dennison Corp.	225,437	19,921,867
Ball Corp.	516,272	21,791,841
Berry Global Group Inc.[a]	349,072	19,900,595
Crown Holdings Inc.[a,b]	246,540	14,708,576
Graphic Packaging Holding Co.	598,559	8,248,143
International Paper Co.	1,010,056	57,179,270
Owens-Illinois Inc.[a,b]	342,428	8,190,878
Packaging Corp. of America	251,797	28,047,668
Sealed Air Corp.	268,088	11,999,619
Silgan Holdings Inc.	199,415	6,337,409

		200,291,189
DISTRIBUTORS — 0.40%
Genuine Parts Co.	145,774	13,521,996
LKQ Corp.[a]	117,507	3,871,856
Pool Corp.	108,309	12,733,889

		30,127,741
DIVERSIFIED CONSUMER SERVICES — 0.58%
Bright Horizons Family Solutions Inc.[a]	136,226	10,518,010
H&R Block Inc.	85,901	2,655,200
Service Corp. International/U.S.	489,752	16,382,204
ServiceMaster Global Holdings Inc.[a]	362,621	14,211,117

		43,766,531
DIVERSIFIED FINANCIAL SERVICES — 0.09%
Leucadia National Corp.	206,681	5,406,775
Voya Financial Inc.	29,108	1,073,794

		6,480,569

483

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2017

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.21%
Zayo Group Holdings Inc.[a]	500,999	$15,480,869

		15,480,869
ELECTRICAL EQUIPMENT — 1.31%
Acuity Brands Inc.[b]	80,761	16,417,096
AMETEK Inc.	100,407	6,081,652
Hubbell Inc.	94,721	10,719,576
Rockwell Automation Inc.	346,426	56,107,155
Sensata Technologies Holding NVa	231,228	9,878,060

		99,203,539
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.58%
Amphenol Corp. Class A	806,174	59,511,765
CDW Corp./DE	413,359	25,847,338
Cognex Corp.	223,610	18,984,489
Coherent Inc.[a]	65,852	14,816,042
FLIR Systems Inc.	194,849	6,753,466
IPG Photonics Corp.[a,b]	96,823	14,049,017
National Instruments Corp.	226,071	9,092,576
Trimble Inc.[a]	534,269	19,057,375
Universal Display Corp.[b]	112,085	12,245,286
Zebra Technologies Corp. Class Aa,b	140,870	14,160,253

		194,517,607
ENERGY EQUIPMENT & SERVICES — 0.04%
RPC Inc.[b]	143,795	2,906,097

		2,906,097
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.17%
Boston Properties Inc.	62,312	7,665,622
CoreSite Realty Corp.	91,390	9,461,607
CubeSmart[b]	329,348	7,917,526
CyrusOne Inc.	204,987	11,428,025
Digital Realty Trust Inc.[b]	301,862	34,095,313
Douglas Emmett Inc.	316,324	12,086,740
DuPont Fabros Technology Inc.[b]	208,683	12,763,052
Equity Lifestyle Properties Inc.[b]	219,239	18,929,095
Extra Space Storage Inc.[b]	278,259	21,704,202
Federal Realty Investment Trust	75,046	9,485,064
Gaming and Leisure Properties Inc.[b]	170,230	6,412,564
Hudson Pacific Properties Inc.	43,349	1,482,102
Iron Mountain Inc.[b]	618,368	21,247,125
Lamar Advertising Co. Class Ab	199,595	14,684,204

Security	Shares	Value
Outfront Media Inc.	57,443	$1,328,082
SBA Communications Corp.[a]	323,835	43,685,342
Tanger Factory Outlet Centers Inc.[b]	16,890	438,802
Taubman Centers Inc.	78,608	4,681,107

		239,495,574
FOOD & STAPLES RETAILING — 0.23%
Rite Aid Corp.[a,b]	1,321,667	3,898,917
Sprouts Farmers Market Inc.[a]	362,176	8,210,530
Whole Foods Market Inc.	126,345	5,320,388

		17,429,835
FOOD PRODUCTS — 1.88%
Blue Buffalo Pet Products Inc.[a,b]	251,761	5,742,668
Campbell Soup Co.	316,368	16,498,591
Hershey Co. (The)	336,939	36,177,140
Kellogg Co.	617,022	42,858,348
Lamb Weston Holdings Inc.	91,139	4,013,762
McCormick & Co. Inc./MD NVS	306,244	29,861,853
Pilgrim’s Pride Corp.[a,b]	127,054	2,785,024
TreeHouse Foods Inc.[a,b]	45,488	3,715,915

		141,653,301
HEALTH CARE EQUIPMENT & SUPPLIES — 4.85%
ABIOMED Inc.[a,b]	109,116	15,636,323
Align Technology Inc.[a]	214,234	32,160,808
Cooper Companies Inc. (The)	101,265	24,244,866
CR Bard Inc.	196,070	61,979,688
DexCom Inc.[a,b]	230,505	16,861,441
Edwards Lifesciences Corp.[a]	564,740	66,774,857
Hill-Rom Holdings Inc.	165,851	13,203,398
Hologic Inc.[a]	426,960	19,375,445
IDEXX Laboratories Inc.[a]	235,235	37,971,634
ResMed Inc.	376,199	29,294,616
Teleflex Inc.	19,787	4,110,947
Varian Medical Systems Inc.[a,b]	247,911	25,581,936
West Pharmaceutical Services Inc.	197,363	18,654,751

		365,850,710
HEALTH CARE PROVIDERS & SERVICES — 1.68%
AmerisourceBergen Corp.	428,610	40,516,503
Centene Corp.[a]	57,800	4,617,064
Henry Schein Inc.[a]	213,218	39,023,159
LifePoint Health Inc.[a]	16,741	1,124,158
Patterson Companies Inc.	21,396	1,004,542
Premier Inc.[a,b]	40,105	1,443,780

484

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2017

Security	Shares	Value
VCA Inc.[a]	210,914	$19,469,471
WellCare Health Plans Inc.[a]	110,421	19,827,195

		127,025,872
HEALTH CARE TECHNOLOGY — 1.12%
athenahealth Inc.[a,b]	106,321	14,943,417
Cerner Corp.[a,b]	776,377	51,605,779
Veeva Systems Inc. Class Aa,b	288,780	17,705,102

		84,254,298
HOTELS, RESTAURANTS & LEISURE — 4.09%
Aramark	281,352	11,529,805
Chipotle Mexican Grill Inc.[a,b]	68,184	28,371,362
Choice Hotels International Inc.	89,950	5,779,288
Darden Restaurants Inc.	335,871	30,376,173
Domino’s Pizza Inc.	129,267	27,343,849
Dunkin’ Brands Group Inc.	248,357	13,689,438
Extended Stay America Inc.	250,494	4,849,564
Hilton Grand Vacations Inc.[a]	159,562	5,753,806
Hilton Worldwide Holdings Inc.[b]	457,332	28,285,984
MGM Resorts International	99,801	3,122,773
Panera Bread Co. Class Aa	57,088	17,962,168
Six Flags Entertainment Corp.	192,177	11,455,671
Vail Resorts Inc.	106,836	21,669,546
Wendy’s Co. (The)	496,949	7,707,679
Wyndham Worldwide Corp.	276,052	27,718,381
Wynn Resorts Ltd.	215,470	28,898,836
Yum China Holdings Inc.[a]	859,792	33,901,599

		308,415,922
HOUSEHOLD DURABLES — 1.12%
DR Horton Inc.	505,480	17,474,444
Leggett & Platt Inc.	286,081	15,027,835
Mohawk Industries Inc.[a]	10,499	2,537,503
NVR Inc.[a]	8,943	21,558,085
PulteGroup Inc.	220,693	5,413,599
Tempur Sealy International Inc.[a,b]	48,104	2,568,273
Toll Brothers Inc.	193,742	7,654,746
Tupperware Brands Corp.	136,442	9,582,322
Whirlpool Corp.	15,621	2,993,296

		84,810,103
HOUSEHOLD PRODUCTS — 1.20%
Church & Dwight Co. Inc.	671,649	34,845,150
Clorox Co. (The)	296,677	39,529,243
Energizer Holdings Inc.	164,932	7,920,035

Security	Shares	Value
Spectrum Brands Holdings Inc.	66,506	$8,315,910

		90,610,338
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.04%
NRG Energy Inc.	158,966	2,737,394

		2,737,394
INDUSTRIAL CONGLOMERATES — 0.79%
Roper Technologies Inc.	256,625	59,416,386

		59,416,386
INSURANCE — 1.51%
Arch Capital Group Ltd.[a]	41,589	3,879,838
Arthur J Gallagher & Co.	328,970	18,833,532
Aspen Insurance Holdings Ltd.	50,120	2,498,482
Assurant Inc.	30,033	3,114,122
Erie Indemnity Co. Class A	49,026	6,131,682
Progressive Corp. (The)	1,563,847	68,950,014
RenaissanceRe Holdings Ltd.	4,509	626,976
XL Group Ltd.	218,706	9,579,323

		113,613,969
INTERNET & DIRECT MARKETING RETAIL — 1.05%
Expedia Inc.	327,374	48,762,357
Liberty Expedia Holdings Inc. Class Aa	28,369	1,532,493
Liberty Interactive Corp. QVC Group Series Aa,b	628,390	15,420,691
TripAdvisor Inc.[a,b]	139,830	5,341,506
Wayfair Inc. Class Aa,b	103,387	7,948,393

		79,005,440
INTERNET SOFTWARE & SERVICES — 1.41%
CoStar Group Inc.[a]	86,569	22,819,588
GoDaddy Inc. Class Aa,b	210,980	8,949,772
IAC/InterActiveCorp[a]	188,064	19,415,727
LogMeIn Inc.	87,455	9,139,048
Match Group Inc.[a,b]	98,487	1,711,704
Pandora Media Inc.[a,b]	608,493	5,427,758
Twitter Inc.[a,b]	113,650	2,030,926
VeriSign Inc.[a,b]	238,175	22,140,748
Zillow Group Inc. Class Aa,b	97,949	4,783,829
Zillow Group Inc. Class Ca,b	196,146	9,613,115

		106,032,215
IT SERVICES — 7.83%
Alliance Data Systems Corp.	130,871	33,593,277

485

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2017

Security	Shares	Value
Black Knight Financial Services Inc. Class Aa,b	77,518	$3,174,362
Booz Allen Hamilton Holding Corp.	371,031	12,073,349
Broadridge Financial Solutions Inc.	316,653	23,926,301
CoreLogic Inc./U.S.[a]	134,077	5,816,260
CSRA Inc.	437,391	13,887,164
DST Systems Inc.	16,827	1,038,226
DXC Technology Co.	763,767	58,596,204
Euronet Worldwide Inc.[a,b]	135,194	11,811,900
Fidelity National Information Services Inc.	504,622	43,094,719
First Data Corp. Class Aa	995,553	18,119,065
Fiserv Inc.[a,b]	572,017	69,980,560
FleetCor Technologies Inc.[a,b]	247,558	35,700,339
Gartner Inc.[a]	236,179	29,170,468
Genpact Ltd.	363,388	10,113,088
Global Payments Inc.[b]	410,418	37,068,954
Jack Henry & Associates Inc.	208,643	21,671,748
Paychex Inc.	867,491	49,394,937
Sabre Corp.	438,279	9,541,334
Square Inc. Class Aa,b	598,208	14,033,960
Total System Services Inc.	489,192	28,495,434
Vantiv Inc. Class Aa	432,852	27,416,846
Western Union Co. (The)	1,271,767	24,227,161
WEX Inc.[a,b]	84,387	8,799,032

		590,744,688
LEISURE PRODUCTS — 0.75%
Brunswick Corp./DE	197,670	12,399,839
Hasbro Inc.	231,777	25,845,453
Mattel Inc.	175,677	3,782,326
Polaris Industries Inc.[b]	161,099	14,858,161

		56,885,779
LIFE SCIENCES TOOLS & SERVICES — 2.92%
Agilent Technologies Inc.	211,475	12,542,582
Bio-Techne Corp.	99,574	11,699,945
Bruker Corp.	102,226	2,948,198
Charles River Laboratories International Inc.[a]	126,892	12,835,126
Illumina Inc.[a]	393,106	68,211,753
Mettler-Toledo International Inc.[a]	68,299	40,196,693
Patheon NVa	91,009	3,174,394
PerkinElmer Inc.	56,062	3,820,065
QIAGEN NV	203,342	6,818,057

Security	Shares	Value
Quintiles IMS Holdings Inc.[a,b]	223,737	$20,024,462
Waters Corp.[a]	205,514	37,781,694

		220,052,969
MACHINERY — 4.62%
Allison Transmission Holdings Inc.	359,844	13,497,748
Cummins Inc.	138,053	22,394,958
Donaldson Co. Inc.	329,072	14,985,939
Dover Corp.	44,641	3,581,101
Fortive Corp.	749,683	47,492,418
Gardner Denver Holdings Inc.[a]	111,751	2,414,939
Graco Inc.	148,942	16,276,382
IDEX Corp.	191,601	21,652,829
Ingersoll-Rand PLC	346,930	31,705,933
Lincoln Electric Holdings Inc.	158,423	14,589,174
Middleby Corp. (The)[a,b]	152,841	18,571,710
Nordson Corp.	154,987	18,803,023
Parker-Hannifin Corp.	308,648	49,328,123
Snap-on Inc.	20,474	3,234,892
Stanley Black & Decker Inc.	42,100	5,924,733
Toro Co. (The)	284,425	19,707,808
WABCO Holdings Inc.[a,b]	136,392	17,391,344
Wabtec Corp./DEb	73,918	6,763,497
Welbilt Inc.[a,b]	346,445	6,530,488
Xylem Inc./NY	252,649	14,004,334

		348,851,373
MEDIA — 1.89%
AMC Networks Inc. Class Aa,b	147,454	7,875,518
Cable One Inc.	12,668	9,005,681
Interpublic Group of Companies Inc. (The)	898,437	22,101,550
Lions Gate Entertainment Corp. Class A	90,468	2,553,007
Lions Gate Entertainment Corp. Class Ba,b	171,880	4,517,007
Live Nation Entertainment Inc.[a,b]	360,923	12,578,167
Madison Square Garden Co. (The)[a,b]	4,907	966,188
Omnicom Group Inc.	623,492	51,687,487
Regal Entertainment Group Class A	80,215	1,641,199
Scripps Networks Interactive Inc. Class A	127,513	8,710,413
Sirius XM Holdings Inc.[b]	3,769,707	20,620,297

		142,256,514

486

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2017

Security	Shares	Value
METALS & MINING — 0.31%
Freeport-McMoRan Inc.[a]	723,547	$8,689,800
Royal Gold Inc.	65,005	5,081,441
Southern Copper Corp.	197,324	6,833,330
Steel Dynamics Inc.	80,888	2,896,599

		23,501,170
MULTILINE RETAIL — 1.02%
Dollar General Corp.	283,924	20,468,081
Dollar Tree Inc.[a]	588,515	41,148,969
Nordstrom Inc.	314,999	15,066,402

		76,683,452
OIL, GAS & CONSUMABLE FUELS — 2.13%
Antero Resources Corp.[a]	306,492	6,623,292
Apache Corp.	53,438	2,561,283
Cabot Oil & Gas Corp.	875,701	21,962,581
Cheniere Energy Inc.[a,b]	363,978	17,729,368
Chesapeake Energy Corp.[a,b]	166,350	826,759
Cimarex Energy Co.	235,778	22,165,490
Continental Resources Inc./OKa,b	103,720	3,353,268
Devon Energy Corp.	102,102	3,264,201
Diamondback Energy Inc.[a,b]	60,063	5,334,195
Gulfport Energy Corp.[a]	42,491	626,742
Laredo Petroleum Inc.[a,b]	436,944	4,596,651
Newfield Exploration Co.[a,b]	536,380	15,265,375
ONEOK Inc.	565,610	29,502,218
Parsley Energy Inc. Class Aa	410,186	11,382,661
RSP Permian Inc.[a]	178,008	5,744,318
Williams Companies Inc. (The)	332,227	10,059,834

		160,998,236
PERSONAL PRODUCTS — 0.21%
Herbalife Ltd.[a,b]	184,846	13,185,065
Nu Skin Enterprises Inc. Class A	40,923	2,571,601

		15,756,666
PHARMACEUTICALS — 1.20%
Akorn Inc.[a,b]	229,117	7,684,584
Zoetis Inc.	1,327,210	82,791,360

		90,475,944
PROFESSIONAL SERVICES — 1.86%
Dun & Bradstreet Corp. (The)	39,816	4,306,100
Equifax Inc.	321,216	44,141,503
IHS Markit Ltd.[a]	601,445	26,487,638
Robert Half International Inc.	332,353	15,929,679

Security	Shares	Value
TransUnion[a,b]	343,528	$14,878,198
Verisk Analytics Inc. Class Aa	408,680	34,480,331

		140,223,449
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.17%
CBRE Group Inc. Class Aa	347,709	12,656,608

		12,656,608
ROAD & RAIL — 0.54%
JB Hunt Transport Services Inc.	233,334	21,322,061
Landstar System Inc.	113,862	9,746,587
Old Dominion Freight Line Inc.	102,579	9,769,624

		40,838,272
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.79%
Advanced Micro Devices Inc.[a,b]	2,222,883	27,741,580
Analog Devices Inc.	976,141	75,943,770
Cavium Inc.[a,b]	177,457	11,025,403
Cypress Semiconductor Corp.	74,472	1,016,543
KLA-Tencor Corp.	423,128	38,720,443
Lam Research Corp.	435,230	61,554,579
Maxim Integrated Products Inc.	758,304	34,047,850
Microchip Technology Inc.	571,407	44,101,192
Microsemi Corp.[a]	251,983	11,792,804
ON Semiconductor Corp.[a]	1,061,637	14,905,383
Qorvo Inc.[a,b]	177,702	11,252,091
Skyworks Solutions Inc.	497,346	47,720,349
Teradyne Inc.	499,639	15,004,159
Versum Materials Inc.	26,352	856,440
Xilinx Inc.	635,082	40,848,474

		436,531,060
SOFTWARE — 6.86%
ANSYS Inc.[a]	230,067	27,994,552
Atlassian Corp. PLC Class Aa,b	196,974	6,929,545
Autodesk Inc.[a]	458,083	46,183,928
Cadence Design Systems Inc.[a]	747,167	25,022,623
CDK Global Inc.	363,741	22,573,766
Citrix Systems Inc.[a]	407,405	32,421,290
Dell Technologies Inc. Class Va	553,055	33,797,191
Fortinet Inc.[a]	396,602	14,848,779
Guidewire Software Inc.[a,b]	78,377	5,385,284
Manhattan Associates Inc.[a,b]	190,471	9,154,036
PTC Inc.[a]	309,131	17,039,301
Red Hat Inc.[a]	477,793	45,748,680

487

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2017

Security	Shares	Value
ServiceNow Inc.[a,b]	450,917	$47,797,202
Splunk Inc.[a,b]	371,017	21,107,157
SS&C Technologies Holdings Inc.	426,861	16,395,731
Symantec Corp.	1,665,115	47,039,499
Synopsys Inc.[a]	31,490	2,296,566
Tableau Software Inc. Class Aa,b	161,133	9,872,619
Take-Two Interactive Software Inc.[a]	267,423	19,623,500
Tyler Technologies Inc.[a]	92,877	16,315,703
Ultimate Software Group Inc. (The)[a,b]	76,655	16,102,149
Workday Inc. Class Aa,b	351,657	34,110,729

		517,759,830
SPECIALTY RETAIL — 3.80%
Advance Auto Parts Inc.[b]	51,183	5,967,426
AutoZone Inc.[a,b]	65,435	37,328,050
Burlington Stores Inc.[a,b]	106,820	9,826,372
CarMax Inc.[a,b]	498,099	31,410,123
Dick’s Sporting Goods Inc.	185,723	7,397,347
Floor & Decor Holdings Inc. Class Aa	27,447	1,077,569
Foot Locker Inc.	24,652	1,214,851
Gap Inc. (The)	36,656	806,065
L Brands Inc.	103,650	5,585,698
Michaels Companies Inc. (The)[a]	239,606	4,437,503
O’Reilly Automotive Inc.[a,b]	241,085	52,734,933
Ross Stores Inc.	1,036,151	59,816,997
Sally Beauty Holdings Inc.[a,b]	128,166	2,595,362
Tractor Supply Co.	346,893	18,805,070
Ulta Salon Cosmetics & Fragrance Inc.[a]	159,309	45,775,848
Williams-Sonoma Inc.	45,460	2,204,810

		286,984,024
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.64%
NCR Corp.[a]	329,951	13,475,199
NetApp Inc.	626,497	25,091,205
Western Digital Corp.	112,573	9,973,967

		48,540,371
TEXTILES, APPAREL & LUXURY GOODS — 1.61%
Carter’s Inc.	128,856	11,461,741
Coach Inc.	128,371	6,077,083
Hanesbrands Inc.	978,770	22,668,313

Security	Shares	Value
Kate Spade & Co.[a]	343,243	$6,346,563
lululemon athletica Inc.[a,b]	262,387	15,656,632
Michael Kors Holdings Ltd.[a]	30,706	1,113,093
Skechers U.S.A. Inc. Class Aa	152,156	4,488,602
Under Armour Inc. Class Aa,b	361,119	7,857,950
Under Armour Inc. Class Ca,b	366,486	7,388,358
VF Corp.	662,799	38,177,222

		121,235,557
TRADING COMPANIES & DISTRIBUTORS — 1.67%
Air Lease Corp.	15,866	592,754
Fastenal Co.	779,790	33,944,259
HD Supply Holdings Inc.[a,b]	544,401	16,675,003
MSC Industrial Direct Co. Inc. Class A	49,942	4,293,014
United Rentals Inc.[a]	227,603	25,653,134
Univar Inc.[a]	278,888	8,143,529
Watsco Inc.	81,542	12,573,776
WW Grainger Inc.	133,677	24,132,709

		126,008,178

TOTAL COMMON STOCKS
(Cost: $6,237,760,408)		7,534,698,106

SHORT-TERM INVESTMENTS — 6.68%

MONEY MARKET FUNDS — 6.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	496,346,257	496,495,161
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	7,566,777	7,566,777

		504,061,938

TOTAL SHORT-TERM INVESTMENTS
(Cost: $503,951,517)		504,061,938

488

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 106.54%
(Cost: $6,741,711,925)[f]	$8,038,760,044
Other Assets, Less Liabilities — (6.54)%	(493,119,255)

NET ASSETS — 100.00%	$7,545,640,789

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $6,797,294,580. Net unrealized appreciation was $1,241,465,464, of which $1,394,878,430 represented gross unrealized appreciation on securities and $153,412,966 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of June 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	40	Sep. 2017	Chicago Mercantile	$4,861,356	$4,841,800	$(19,556)
S&P MidCap 400 E-Mini	31	Sep. 2017	Chicago Mercantile	5,393,162	5,412,910	19,748

			Net unrealized appreciation			$192

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$7,534,698,106	$—	$—	$7,534,698,106
Money market funds	504,061,938	—	—	504,061,938

Total	$8,038,760,044	$—	$—	$8,038,760,044

Derivative financial instruments[a]:
Assets:
Futures contracts	$19,748	$—	$—	$19,748
Liabilities:
Futures contracts	(19,556)	—	—	(19,556)
Total	$192	$—	$—	$192

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

489

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.61%

AEROSPACE & DEFENSE — 1.42%
Arconic Inc.	975,956	$22,105,403
Hexcel Corp.	75,220	3,970,864
Huntington Ingalls Industries Inc.	18,520	3,447,683
L3 Technologies Inc.	193,807	32,381,274
Orbital ATK Inc.	143,192	14,084,365
Spirit AeroSystems Holdings Inc. Class A	301,371	17,461,436
Teledyne Technologies Inc.[a]	86,969	11,101,593
Textron Inc.	669,919	31,553,185

		136,105,803
AIR FREIGHT & LOGISTICS — 0.13%
Expeditors International of Washington Inc.	132,853	7,503,538
XPO Logistics Inc.[a]	72,756	4,702,220

		12,205,758
AIRLINES — 1.32%
Alaska Air Group Inc.	53,181	4,773,527
American Airlines Group Inc.	632,518	31,828,306
Copa Holdings SA Class A	71,936	8,416,512
JetBlue Airways Corp.[a]	836,368	19,094,281
Spirit Airlines Inc.[a]	173,243	8,948,001
United Continental Holdings Inc.[a]	702,577	52,868,919

		125,929,546
AUTO COMPONENTS — 0.69%
Adient PLC[b]	234,672	15,342,855
BorgWarner Inc.	473,846	20,072,117
Gentex Corp.	250,317	4,748,513
Goodyear Tire & Rubber Co. (The)	628,806	21,983,058
Lear Corp.	29,541	4,197,185

		66,343,728
AUTOMOBILES — 0.07%
Harley-Davidson Inc.	118,437	6,397,967

		6,397,967
BANKS — 6.88%
Associated Banc-Corp.	377,796	9,520,459
Bank of Hawaii Corp.	105,123	8,722,055
Bank of the Ozarks Inc.	153,592	7,198,857
BankUnited Inc.	259,861	8,759,914
BOK Financial Corp.	62,279	5,239,532
CIT Group Inc.	505,588	24,622,136

Security	Shares	Value
Citizens Financial Group Inc.	1,266,593	$45,192,038
Comerica Inc.	440,423	32,256,581
Commerce Bancshares Inc./MO	222,844	12,664,225
Cullen/Frost Bankers Inc.	142,084	13,343,109
East West Bancorp. Inc.	336,932	19,737,477
F.N.B. Corp.	801,482	11,348,985
Fifth Third Bancorp.	1,876,334	48,709,631
First Hawaiian Inc.	132,562	4,059,048
First Horizon National Corp.	577,310	10,056,740
First Republic Bank/CA	76,968	7,704,497
Huntington Bancshares Inc./OH	2,698,412	36,482,530
KeyCorp	2,727,705	51,117,192
M&T Bank Corp.	361,318	58,515,450
PacWest Bancorp.	300,402	14,028,773
People’s United Financial Inc.	854,564	15,091,600
Pinnacle Financial Partners Inc.	125,062	7,853,894
Popular Inc.	251,167	10,476,176
Prosperity Bancshares Inc.	165,537	10,634,097
Regions Financial Corp.	3,003,781	43,975,354
Signature Bank/New York NYa	55,293	7,936,204
SunTrust Banks Inc.	1,208,022	68,519,008
SVB Financial Group[a]	34,039	5,983,716
Synovus Financial Corp.	302,117	13,365,656
TCF Financial Corp.	396,176	6,315,045
Webster Financial Corp.	228,547	11,934,724
Western Alliance Bancorp.[a]	105,778	5,204,278
Zions BanCorp.	500,297	21,968,041

		658,537,022
BEVERAGES — 0.41%
Brown-Forman Corp. Class A	9,154	451,292
Brown-Forman Corp. Class B	25,114	1,220,540
Molson Coors Brewing Co. Class B	431,375	37,244,918

		38,916,750
BIOTECHNOLOGY — 0.29%
Agios Pharmaceuticals Inc.[a]	7,769	399,715
Alnylam Pharmaceuticals Inc.[a,b]	24,818	1,979,483
Intrexon Corp.[a,b]	35,952	866,084
Juno Therapeutics Inc.[a,b]	158,802	4,746,592
OPKO Health Inc.[a,b]	735,526	4,839,761
United Therapeutics Corp.[a,b]	111,155	14,420,138

		27,251,773

490

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2017

Security	Shares	Value
BUILDING PRODUCTS — 0.40%
Fortune Brands Home & Security Inc.	26,438	$1,724,815
Lennox International Inc.	7,061	1,296,682
Masco Corp.	279,886	10,694,444
Owens Corning	276,873	18,528,341
USG Corp.[a,b]	218,979	6,354,771

		38,599,053
CAPITAL MARKETS — 2.49%
Affiliated Managers Group Inc.	140,922	23,373,323
Ameriprise Financial Inc.	38,047	4,843,003
BGC Partners Inc. Class A	425,193	5,374,440
E*TRADE Financial Corp.[a]	687,874	26,159,848
Federated Investors Inc. Class B NVS	141,278	3,991,103
Interactive Brokers Group Inc. Class A	164,550	6,157,461
Invesco Ltd.	855,631	30,109,655
Lazard Ltd. Class A	29,938	1,387,028
Legg Mason Inc.	164,924	6,293,500
Nasdaq Inc.	284,582	20,344,767
Northern Trust Corp.	522,124	50,755,674
Raymond James Financial Inc.	237,766	19,073,589
T Rowe Price Group Inc.	497,007	36,882,889
TD Ameritrade Holding Corp.	69,072	2,969,405

		237,715,685
CHEMICALS — 1.70%
Albemarle Corp.	223,959	23,636,633
Ashland Global Holdings Inc.	154,563	10,187,247
Cabot Corp.	152,499	8,148,022
Celanese Corp. Series A	140,260	13,316,284
CF Industries Holdings Inc.	581,996	16,272,608
Eastman Chemical Co.	363,656	30,543,467
Huntsman Corp.	258,554	6,681,035
Mosaic Co. (The)	876,925	20,020,198
NewMarket Corp.	1,174	540,604
Olin Corp.	411,454	12,458,827
Platform Specialty Products Corp.[a,b]	299,111	3,792,727
RPM International Inc.	27,487	1,499,416
Scotts Miracle-Gro Co. (The) Class A	7,884	705,303
Valvoline Inc.	501,083	11,885,689
Westlake Chemical Corp.	44,408	2,940,254

		162,628,314

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.64%
Clean Harbors Inc.[a]	38,672	$2,159,058
Pitney Bowes Inc.	464,766	7,017,966
Republic Services Inc.	574,368	36,604,473
Stericycle Inc.[a,b]	206,178	15,735,505

		61,517,002
COMMUNICATIONS EQUIPMENT — 1.30%
ARRIS International PLC[a]	450,058	12,610,625
Brocade Communications Systems Inc.	1,013,028	12,774,283
CommScope Holding Co. Inc.[a]	235,848	8,969,299
EchoStar Corp. Class Aa	117,697	7,144,208
Harris Corp.	226,096	24,662,552
Juniper Networks Inc.	933,505	26,026,119
Motorola Solutions Inc.	370,005	32,094,234

		124,281,320
CONSTRUCTION & ENGINEERING — 0.65%
AECOM[a]	387,344	12,522,831
Fluor Corp.	348,915	15,973,329
Jacobs Engineering Group Inc.	298,323	16,225,788
Quanta Services Inc.[a,b]	275,579	9,072,061
Valmont Industries Inc.	55,228	8,262,109

		62,056,118
CONSTRUCTION MATERIALS — 0.06%
Martin Marietta Materials Inc.	14,889	3,313,994
Vulcan Materials Co.	22,643	2,868,415

		6,182,409
CONSUMER FINANCE — 1.84%
Ally Financial Inc.	1,150,074	24,036,547
Credit Acceptance Corp.[a,b]	2,677	688,364
Discover Financial Services	946,844	58,884,228
Navient Corp.	705,733	11,750,454
OneMain Holdings Inc.[a,b]	132,833	3,266,363
Santander Consumer USA Holdings Inc.[a]	368,673	4,704,268
SLM Corp.[a,b]	1,075,741	12,371,022
Synchrony Financial	2,031,467	60,578,346

		176,279,592
CONTAINERS & PACKAGING — 1.19%
AptarGroup Inc.	116,860	10,150,460
Ardagh Group SA	21,657	489,665
Avery Dennison Corp.	11,974	1,058,142

491

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2017

Security	Shares	Value
Ball Corp.	386,435	$16,311,421
Bemis Co. Inc.	228,081	10,548,746
Crown Holdings Inc.[a]	99,247	5,921,076
Graphic Packaging Holding Co.	229,549	3,163,185
International Paper Co.	93,634	5,300,621
Owens-Illinois Inc.[a]	87,871	2,101,874
Sealed Air Corp.	237,559	10,633,141
Sonoco Products Co.	244,558	12,575,172
WestRock Co.	620,231	35,142,289

		113,395,792
DISTRIBUTORS — 0.44%
Genuine Parts Co.	224,009	20,779,075
LKQ Corp.[a]	657,459	21,663,274

		42,442,349
DIVERSIFIED CONSUMER SERVICES — 0.21%
Graham Holdings Co. Class B	10,828	6,493,010
H&R Block Inc.	437,053	13,509,308

		20,002,318
DIVERSIFIED FINANCIAL SERVICES — 0.34%
Leucadia National Corp.	616,153	16,118,562
Voya Financial Inc.	437,841	16,151,955

		32,270,517
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.79%
CenturyLink Inc.	1,349,325	32,221,881
Level 3 Communications Inc.[a]	737,748	43,748,456

		75,970,337
ELECTRIC UTILITIES — 4.34%
Alliant Energy Corp.	569,294	22,868,540
Avangrid Inc.	141,637	6,253,273
Edison International	793,640	62,054,712
Entergy Corp.	448,604	34,439,329
Eversource Energy	792,552	48,115,832
FirstEnergy Corp.	1,109,561	32,354,799
Great Plains Energy Inc.	537,994	15,752,464
Hawaiian Electric Industries Inc.	270,045	8,744,057
OGE Energy Corp.	498,007	17,325,663
Pinnacle West Capital Corp.	277,580	23,638,713
PPL Corp.	1,711,783	66,177,531
Westar Energy Inc.	353,931	18,765,422
Xcel Energy Inc.	1,269,508	58,245,027

		414,735,362

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.62%
Acuity Brands Inc.	34,551	$7,023,527
AMETEK Inc.	473,972	28,708,484
Hubbell Inc.	48,744	5,516,358
Regal Beloit Corp.	111,127	9,062,407
Sensata Technologies Holding NVa	208,212	8,894,817

		59,205,593
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.83%
Arrow Electronics Inc.[a]	220,727	17,309,411
Avnet Inc.	310,494	12,072,007
Dolby Laboratories Inc. Class A	136,666	6,691,167
FLIR Systems Inc.	158,729	5,501,547
Jabil Inc.	444,244	12,967,483
Keysight Technologies Inc.[a]	460,821	17,939,762
National Instruments Corp.	56,318	2,265,110
Trimble Inc.[a,b]	130,721	4,662,818

		79,409,305
ENERGY EQUIPMENT & SERVICES — 1.49%
Baker Hughes Inc.	1,062,687	57,927,068
Helmerich & Payne Inc.	264,713	14,384,505
Nabors Industries Ltd.	692,414	5,636,250
National Oilwell Varco Inc.	950,149	31,297,908
Oceaneering International Inc.	244,948	5,594,612
Patterson-UTI Energy Inc.	519,753	10,493,813
RPC Inc.[b]	11,579	234,012
Transocean Ltd.[a]	980,682	8,071,013
Weatherford International PLC[a,b]	2,202,405	8,523,307

		142,162,488
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 14.14%
Alexandria Real Estate Equities Inc.[b]	224,758	27,076,596
American Campus Communities Inc.	333,854	15,791,294
American Homes 4 Rent Class A	565,275	12,758,257
Apartment Investment & Management Co. Class A	389,566	16,739,651
Apple Hospitality REIT Inc.	523,869	9,801,589
AvalonBay Communities Inc.[b]	343,981	66,102,829
Boston Properties Inc.	327,026	40,230,739
Brandywine Realty Trust[b]	430,872	7,553,186

492

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2017

Security	Shares	Value
Brixmor Property Group Inc.[b]	765,951	$13,695,204
Camden Property Trust	215,120	18,394,911
Colony NorthStar Inc. Class A	1,343,130	18,924,702
Columbia Property Trust Inc.[b]	305,402	6,834,897
CoreCivic Inc.	293,883	8,105,293
Corporate Office Properties Trust	248,413	8,701,907
CubeSmart[b]	144,181	3,466,111
CyrusOne Inc.[b]	27,894	1,555,091
DCT Industrial Trust Inc.	229,928	12,287,352
DDR Corp.	771,679	6,999,129
Digital Realty Trust Inc.[b]	119,223	13,466,238
Douglas Emmett Inc.	69,157	2,642,489
Duke Realty Corp.	887,620	24,808,979
Empire State Realty Trust Inc. Class Ab	317,627	6,597,113
EPR Properties[b]	156,597	11,254,626
Equity Commonwealth[a]	300,565	9,497,854
Essex Property Trust Inc.	163,207	41,988,265
Extra Space Storage Inc.	46,183	3,602,274
Federal Realty Investment Trust	110,090	13,914,275
Forest City Realty Trust Inc. Class A	570,760	13,795,269
Gaming and Leisure Properties Inc.	333,440	12,560,685
GGP Inc.[b]	1,538,866	36,255,683
HCP Inc.	1,172,561	37,475,050
Healthcare Trust of America Inc. Class Ab	489,940	15,242,033
Highwoods Properties Inc.	250,778	12,716,952
Hospitality Properties Trust	405,725	11,826,884
Host Hotels & Resorts Inc.[b]	1,823,172	33,309,352
Hudson Pacific Properties Inc.	349,581	11,952,174
Invitation Homes Inc.[b]	216,775	4,688,843
Iron Mountain Inc.	82,550	2,836,418
Kilroy Realty Corp.[b]	240,757	18,092,889
Kimco Realty Corp.	1,030,936	18,917,676
Lamar Advertising Co. Class A	21,910	1,611,919
Liberty Property Trust[b]	367,124	14,945,618
Life Storage Inc.	114,266	8,467,111
Macerich Co. (The)[b]	341,470	19,825,748
Medical Properties Trust Inc.	903,293	11,625,381
Mid-America Apartment Communities Inc.	282,901	29,812,107

Security	Shares	Value
National Retail Properties Inc.	370,886	$14,501,643
Omega Healthcare Investors Inc.[b]	485,518	16,031,804
Outfront Media Inc.	296,733	6,860,467
Paramount Group Inc.[b]	489,308	7,828,928
Park Hotels & Resorts Inc.[b]	321,415	8,665,348
Piedmont Office Realty Trust Inc. Class Ab	361,446	7,619,282
Prologis Inc.	1,317,102	77,234,861
Rayonier Inc.[b]	320,830	9,230,279
Realty Income Corp.	682,136	37,640,264
Regency Centers Corp.	372,250	23,317,740
Retail Properties of America Inc. Class Ab	591,204	7,218,601
Senior Housing Properties Trust	585,959	11,977,002
SL Green Realty Corp.[b]	247,620	26,198,196
Spirit Realty Capital Inc.	1,207,517	8,947,701
STORE Capital Corp.[b]	425,531	9,553,171
Sun Communities Inc.	178,877	15,685,724
Tanger Factory Outlet Centers Inc.[b]	217,785	5,658,054
Taubman Centers Inc.	74,183	4,417,598
UDR Inc.	662,496	25,817,469
Uniti Group Inc.[a]	412,928	10,381,010
Ventas Inc.	885,970	61,557,196
VEREIT Inc.[b]	2,438,855	19,852,280
Vornado Realty Trust	429,514	40,331,365
Weingarten Realty Investors	299,523	9,015,642
Welltower Inc.	915,877	68,553,393
Weyerhaeuser Co.[b]	1,864,506	62,460,951
WP Carey Inc.	263,347	17,383,535

		1,352,688,147
FOOD & STAPLES RETAILING — 0.54%
Casey’s General Stores Inc.	97,261	10,417,626
Rite Aid Corp.[a]	1,402,469	4,137,283
U.S. Foods Holding Corp.[a]	334,017	9,091,943
Whole Foods Market Inc.	673,595	28,365,085

		52,011,937
FOOD PRODUCTS — 2.82%
Bunge Ltd.	350,382	26,138,497
Campbell Soup Co.	153,624	8,011,492
Conagra Brands Inc.	1,012,381	36,202,745
Flowers Foods Inc.	441,048	7,634,541
Hain Celestial Group Inc. (The)[a,b]	253,855	9,854,651

493

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2017

Security	Shares	Value
Hershey Co. (The)	36,211	$3,887,975
Hormel Foods Corp.	672,566	22,941,226
Ingredion Inc.	178,042	21,224,387
JM Smucker Co. (The)	281,576	33,318,888
Kellogg Co.	47,665	3,310,811
Lamb Weston Holdings Inc.	280,937	12,372,465
Pilgrim’s Pride Corp.[a,b]	14,394	315,516
Pinnacle Foods Inc.	294,933	17,519,020
Post Holdings Inc.[a]	161,926	12,573,554
Seaboard Corp.	653	2,608,735
TreeHouse Foods Inc.[a,b]	96,559	7,887,905
Tyson Foods Inc. Class A	696,078	43,595,365

		269,397,773
GAS UTILITIES — 0.56%
Atmos Energy Corp.	257,267	21,340,298
National Fuel Gas Co.	200,643	11,203,905
UGI Corp.	431,513	20,889,544

		53,433,747
HEALTH CARE EQUIPMENT & SUPPLIES — 1.77%
Alere Inc.[a,b]	214,612	10,771,376
Cooper Companies Inc. (The)	26,915	6,443,989
DENTSPLY SIRONA Inc.	562,948	36,501,549
Hill-Rom Holdings Inc.	9,710	773,013
Hologic Inc.[a]	300,703	13,645,902
STERIS PLC	208,880	17,023,720
Teleflex Inc.	94,068	19,543,568
Zimmer Biomet Holdings Inc.	504,385	64,763,034

		169,466,151
HEALTH CARE PROVIDERS & SERVICES — 3.00%
Acadia Healthcare Co. Inc.[a,b]	195,990	9,677,986
Brookdale Senior Living Inc.[a,b]	459,382	6,757,509
Cardinal Health Inc.	790,023	61,558,592
Centene Corp.[a]	371,194	29,650,977
DaVita Inc.[a,b]	388,903	25,185,358
Envision Healthcare Corp.[a]	290,325	18,194,668
Laboratory Corp. of America Holdings[a,b]	255,095	39,320,343
LifePoint Health Inc.[a,b]	77,337	5,193,180
MEDNAX Inc.[a,b]	227,641	13,742,687
Patterson Companies Inc.	186,508	8,756,551
Premier Inc.[a,b]	88,734	3,194,424
Quest Diagnostics Inc.	341,673	37,980,371

Security	Shares	Value
Universal Health Services Inc. Class B	216,619	$26,444,847
WellCare Health Plans Inc.[a]	8,760	1,572,946

		287,230,439
HOTELS, RESTAURANTS & LEISURE — 1.48%
Aramark	348,463	14,280,014
Extended Stay America Inc.	175,930	3,406,005
Hilton Worldwide Holdings Inc.	58,500	3,618,225
Hyatt Hotels Corp. Class Aa	85,344	4,797,186
International Game Technology PLC	261,544	4,786,255
MGM Resorts International	1,173,817	36,728,734
Norwegian Cruise Line Holdings Ltd.[a]	400,141	21,723,655
Royal Caribbean Cruises Ltd.	428,852	46,843,504
Yum China Holdings Inc.[a]	125,323	4,941,486

		141,125,064
HOUSEHOLD DURABLES — 2.32%
CalAtlantic Group Inc.[b]	176,048	6,223,297
DR Horton Inc.	384,519	13,292,822
Garmin Ltd.	301,341	15,377,431
Leggett & Platt Inc.	64,582	3,392,492
Lennar Corp. Class A	497,708	26,537,791
Lennar Corp. Class B	24,401	1,097,313
Mohawk Industries Inc.[a]	144,817	35,000,821
Newell Brands Inc.	1,199,391	64,311,345
PulteGroup Inc.	522,908	12,826,933
Tempur Sealy International Inc.[a]	71,144	3,798,378
Toll Brothers Inc.	201,337	7,954,825
Whirlpool Corp.	166,300	31,866,406

		221,679,854
HOUSEHOLD PRODUCTS — 0.07%
Clorox Co. (The)	47,722	6,358,479

		6,358,479
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.53%
AES Corp./VA	1,649,574	18,326,767
Calpine Corp.[a,b]	897,175	12,138,778
NRG Energy Inc.	600,043	10,332,740
Vistra Energy Corp.	602,349	10,113,440

		50,911,725

494

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2017

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.19%
Carlisle Companies Inc.	158,174	$15,089,800
Roper Technologies Inc.	13,563	3,140,241

		18,230,041
INSURANCE — 6.84%
Alleghany Corp.[a]	36,832	21,907,674
Allied World Assurance Co. Holdings AG	212,795	11,256,855
American Financial Group Inc./OH	175,323	17,421,846
American National Insurance Co.	18,460	2,150,405
Arch Capital Group Ltd.[a]	248,940	23,223,613
Arthur J Gallagher & Co.	139,440	7,982,940
Aspen Insurance Holdings Ltd.	101,882	5,078,818
Assurant Inc.	108,563	11,256,897
Assured Guaranty Ltd.	299,739	12,511,106
Athene Holding Ltd. Class Aa,b	108,543	5,384,818
Axis Capital Holdings Ltd.	207,923	13,444,301
Brown & Brown Inc.	292,726	12,607,709
Cincinnati Financial Corp.	384,208	27,835,870
CNA Financial Corp.	67,448	3,288,090
Erie Indemnity Co. Class A	16,380	2,048,647
Everest Re Group Ltd.	101,367	25,807,025
First American Financial Corp.	268,784	12,011,957
FNF Group	653,789	29,309,361
Hanover Insurance Group Inc. (The)	105,874	9,383,613
Hartford Financial Services Group Inc. (The)	912,383	47,963,974
Lincoln National Corp.	559,455	37,807,969
Loews Corp.	695,092	32,537,257
Markel Corp.[a,b]	34,052	33,229,985
Mercury General Corp.	68,071	3,675,834
Old Republic International Corp.	608,516	11,884,317
Principal Financial Group Inc.	665,942	42,666,904
ProAssurance Corp.	131,041	7,967,293
Reinsurance Group of America Inc.	160,246	20,573,984
RenaissanceRe Holdings Ltd.	92,917	12,920,109
Torchmark Corp.	288,012	22,032,918
Unum Group	570,073	26,582,504
Validus Holdings Ltd.	192,517	10,005,108
White Mountains Insurance Group Ltd.[b]	10,854	9,428,110
Willis Towers Watson PLC	316,079	45,976,851
WR Berkley Corp.	237,650	16,438,250
XL Group Ltd.	434,361	19,025,012

		654,627,924

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 0.34%
Liberty Expedia Holdings Inc. Class Aa	109,844	$5,933,773
Liberty Interactive Corp. QVC Group Series Aa,b	450,216	11,048,301
Liberty Ventures Series Aa	198,772	10,393,788
TripAdvisor Inc.[a]	145,427	5,555,311

		32,931,173
INTERNET SOFTWARE & SERVICES — 0.63%
Akamai Technologies Inc.[a]	420,986	20,969,313
LogMeIn Inc.	48,388	5,056,546
Twitter Inc.[a,b]	1,565,114	27,968,587
Zillow Group Inc. Class Aa,b	40,365	1,971,427
Zillow Group Inc. Class Ca,b	80,843	3,962,115

		59,927,988
IT SERVICES — 1.11%
Amdocs Ltd.	362,946	23,395,499
Booz Allen Hamilton Holding Corp.	19,389	630,918
Conduent Inc.[a]	473,274	7,543,988
CoreLogic Inc./U.S.[a]	86,633	3,758,140
DST Systems Inc.	137,175	8,463,697
Fidelity National Information Services Inc.	353,941	30,226,561
Leidos Holdings Inc.	354,704	18,334,650
Sabre Corp.	113,804	2,477,513
Teradata Corp.[a]	322,373	9,506,780
WEX Inc.[a]	19,653	2,049,218

		106,386,964
LEISURE PRODUCTS — 0.26%
Brunswick Corp./DE	41,311	2,591,439
Hasbro Inc.	68,896	7,682,593
Mattel Inc.	693,547	14,932,067

		25,206,099
LIFE SCIENCES TOOLS & SERVICES — 1.02%
Agilent Technologies Inc.	610,110	36,185,624
Bio-Rad Laboratories Inc. Class Aa	52,305	11,837,145
Bruker Corp.	166,104	4,790,439
PerkinElmer Inc.	221,302	15,079,518
QIAGEN NV	384,052	12,877,264
Quintiles IMS Holdings Inc.[a]	109,121	9,766,329
VWR Corp.[a]	204,292	6,743,679

		97,279,998

495

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2017

Security	Shares	Value
MACHINERY — 4.03%
AGCO Corp.	166,305	$11,207,294
Colfax Corp.[a]	220,629	8,686,164
Crane Co.	124,597	9,890,510
Cummins Inc.	269,183	43,666,866
Donaldson Co. Inc.	23,646	1,076,839
Dover Corp.	345,011	27,676,783
Flowserve Corp.	325,745	15,124,340
Fortive Corp.	72,872	4,616,441
IDEX Corp.	13,009	1,470,147
Ingersoll-Rand PLC	318,257	29,085,507
ITT Inc.	221,483	8,899,187
Oshkosh Corp.	185,978	12,810,165
PACCAR Inc.	856,927	56,591,459
Parker-Hannifin Corp.	44,604	7,128,611
Pentair PLC	413,789	27,533,520
Snap-on Inc.	124,735	19,708,130
Stanley Black & Decker Inc.	343,180	48,295,721
Terex Corp.	225,155	8,443,313
Timken Co. (The)	172,453	7,975,951
Trinity Industries Inc.	374,959	10,510,101
Wabtec Corp./DE	145,460	13,309,590
Xylem Inc./NY	214,412	11,884,857

		385,591,496
MARINE — 0.09%
Kirby Corp.[a,b]	132,936	8,886,772

		8,886,772
MEDIA — 2.06%
Cinemark Holdings Inc.	265,161	10,301,505
Discovery Communications Inc. Class Aa,b	378,138	9,767,305
Discovery Communications Inc. Class C NVS[a]	523,249	13,191,107
Interpublic Group of Companies Inc. (The)	151,442	3,725,473
John Wiley & Sons Inc. Class A	110,472	5,827,398
Liberty Broadband Corp. Class Aa,b	63,648	5,460,362
Liberty Broadband Corp. Class Ca	259,440	22,506,420
Liberty Media Corp.-Liberty Formula One Class Aa	61,717	2,161,947
Liberty Media Corp.-Liberty Formula One Class Ca	265,027	9,705,289

Security	Shares	Value
Liberty Media Corp.-Liberty SiriusXM Class Aa	221,928	$9,316,537
Liberty Media Corp.-Liberty SiriusXM Class Ca	446,105	18,602,578
Lions Gate Entertainment Corp. Class A	46,209	1,304,018
Lions Gate Entertainment Corp. Class Ba,b	87,979	2,312,088
Madison Square Garden Co. (The)[a,b]	42,105	8,290,475
News Corp. Class A	951,111	13,030,221
News Corp. Class B	302,943	4,286,643
Regal Entertainment Group Class A	207,054	4,236,325
Scripps Networks Interactive Inc. Class A	96,987	6,625,182
Sirius XM Holdings Inc.[b]	191,475	1,047,368
TEGNA Inc.	535,783	7,720,633
Tribune Media Co. Class A	181,001	7,379,411
Viacom Inc. Class Ab	25,024	952,163
Viacom Inc. Class B NVS	877,762	29,466,470

		197,216,918
METALS & MINING — 2.02%
Alcoa Corp.	461,429	15,065,657
Freeport-McMoRan Inc.[a]	2,713,836	32,593,170
Newmont Mining Corp.	1,334,357	43,219,823
Nucor Corp.	797,515	46,152,193
Reliance Steel & Aluminum Co.	176,672	12,863,488
Royal Gold Inc.	102,079	7,979,515
Southern Copper Corp.	21,890	758,051
Steel Dynamics Inc.	505,766	18,111,481
Tahoe Resources Inc.	769,838	6,636,004
U.S. Steel Corp.	432,773	9,581,594

		192,960,976
MORTGAGE REAL ESTATE INVESTMENT — 1.06%
AGNC Investment Corp.[b]	886,925	18,882,633
Annaly Capital Management Inc.[b]	2,542,192	30,633,414
Chimera Investment Corp.[b]	467,440	8,708,407
MFA Financial Inc.	984,404	8,259,149
New Residential Investment Corp.	766,007	11,919,069
Starwood Property Trust Inc.[b]	636,310	14,246,981
Two Harbors Investment Corp.	864,124	8,563,469

		101,213,122

496

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2017

Security	Shares	Value
MULTI-UTILITIES — 4.65%
Ameren Corp.	605,738	$33,115,697
CenterPoint Energy Inc.	1,077,702	29,507,481
CMS Energy Corp.	698,165	32,290,131
Consolidated Edison Inc.	765,035	61,830,129
DTE Energy Co.	447,090	47,297,651
MDU Resources Group Inc.	484,720	12,699,664
NiSource Inc.	810,615	20,557,196
Public Service Enterprise Group Inc.	1,263,518	54,343,909
SCANA Corp.	328,507	22,013,254
Sempra Energy	627,644	70,766,861
Vectren Corp.	207,554	12,129,456
WEC Energy Group Inc.	789,248	48,444,042

		444,995,471
MULTILINE RETAIL — 0.70%
Dollar General Corp.	425,333	30,662,256
Dollar Tree Inc.[a]	30,500	2,132,560
Kohl’s Corp.	428,775	16,580,730
Macy’s Inc.	762,376	17,717,618

		67,093,164
OIL, GAS & CONSUMABLE FUELS — 6.42%
Antero Resources Corp.[a,b]	291,886	6,307,656
Apache Corp.	902,012	43,233,435
Cabot Oil & Gas Corp.	339,109	8,504,854
Centennial Resource Development Inc./DE Class Aa	276,279	4,370,734
Cheniere Energy Inc.[a,b]	172,859	8,419,962
Chesapeake Energy Corp.[a,b]	2,104,381	10,458,774
Cimarex Energy Co.	15,928	1,497,391
Concho Resources Inc.[a]	368,171	44,743,822
CONSOL Energy Inc.[a]	567,936	8,484,964
Continental Resources Inc./OKa,b	121,790	3,937,471
Devon Energy Corp.	1,218,554	38,957,171
Diamondback Energy Inc.[a,b]	190,229	16,894,238
Energen Corp.[a]	242,230	11,958,895
EQT Corp.[b]	431,719	25,294,416
Extraction Oil & Gas Inc.[a,b]	300,156	4,037,098
Gulfport Energy Corp.[a,b]	358,003	5,280,544
Hess Corp.	707,115	31,021,135
HollyFrontier Corp.	442,238	12,148,278
Kosmos Energy Ltd.[a,b]	437,141	2,802,074
Marathon Oil Corp.	2,121,336	25,137,832

Security	Shares	Value
Marathon Petroleum Corp.	1,286,139	$67,303,654
Murphy Oil Corp.	406,976	10,430,795
Noble Energy Inc.	1,203,052	34,046,372
Parsley Energy Inc. Class Aa	196,547	5,454,179
PBF Energy Inc. Class A	272,982	6,076,579
QEP Resources Inc.[a]	597,733	6,037,103
Range Resources Corp.[b]	574,186	13,303,890
Rice Energy Inc.[a,b]	294,742	7,848,979
RSP Permian Inc.[a,b]	162,878	5,256,073
SM Energy Co.	268,080	4,431,362
Southwestern Energy Co.[a]	1,260,279	7,662,496
Targa Resources Corp.	486,837	22,005,032
Tesoro Corp.	383,097	35,857,879
Whiting Petroleum Corp.[a,b]	898,060	4,948,311
Williams Companies Inc. (The)	1,765,573	53,461,550
World Fuel Services Corp.	169,608	6,521,428
WPX Energy Inc.[a,b]	987,894	9,543,056

		613,679,482
PAPER & FOREST PRODUCTS — 0.06%
Domtar Corp.	155,296	5,966,472

		5,966,472
PERSONAL PRODUCTS — 0.40%
Coty Inc. Class A	1,166,577	21,884,985
Edgewell Personal Care Co.[a]	142,961	10,867,895
Nu Skin Enterprises Inc. Class A	93,845	5,897,220

		38,650,100
PHARMACEUTICALS — 0.98%
Akorn Inc.[a]	11,401	382,390
Endo International PLC[a]	555,994	6,210,453
Mallinckrodt PLC[a]	247,150	11,074,791
Mylan NVa	1,332,511	51,728,077
Perrigo Co. PLC	319,826	24,153,260

		93,548,971
PROFESSIONAL SERVICES — 0.81%
Dun & Bradstreet Corp. (The)	55,806	6,035,419
IHS Markit Ltd.[a]	420,148	18,503,318
ManpowerGroup Inc.	167,146	18,661,851
Nielsen Holdings PLC	892,437	34,501,614

		77,702,202
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.53%
CBRE Group Inc. Class Aa	411,456	14,976,998
Howard Hughes Corp. (The)[a]	84,965	10,437,101

497

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2017

Security	Shares	Value
Jones Lang LaSalle Inc.	112,654	$14,081,750
Realogy Holdings Corp.	339,385	11,013,043

		50,508,892
ROAD & RAIL — 0.60%
AMERCO	12,526	4,585,268
Genesee & Wyoming Inc. Class Aa,b	151,999	10,395,212
Kansas City Southern	263,937	27,621,007
Old Dominion Freight Line Inc.[b]	57,719	5,497,157
Ryder System Inc.	132,653	9,548,363

		57,647,007
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.62%
Cypress Semiconductor Corp.	751,920	10,263,708
First Solar Inc.[a]	203,440	8,113,187
Marvell Technology Group Ltd.	1,005,776	16,615,419
Microsemi Corp.[a]	54,372	2,544,610
ON Semiconductor Corp.[a]	58,317	818,771
Qorvo Inc.[a,b]	151,283	9,579,240
Teradyne Inc.	33,223	997,687
Versum Materials Inc.	246,765	8,019,862
Xilinx Inc.	33,567	2,159,029

		59,111,513
SOFTWARE — 1.01%
Autodesk Inc.[a]	94,377	9,515,089
CA Inc.	786,754	27,119,410
FireEye Inc.[a,b]	437,499	6,654,360
Guidewire Software Inc.[a,b]	112,566	7,734,410
Nuance Communications Inc.[a]	716,153	12,468,224
SS&C Technologies Holdings Inc.	32,737	1,257,428
Synopsys Inc.[a]	344,818	25,147,577
Zynga Inc. Class Aa	1,889,560	6,877,998

		96,774,496
SPECIALTY RETAIL — 2.44%
Advance Auto Parts Inc.	130,144	15,173,489
AutoNation Inc.[a,b]	160,117	6,750,533
AutoZone Inc.[a]	10,195	5,815,840
Bed Bath & Beyond Inc.	348,681	10,599,902
Best Buy Co. Inc.	659,651	37,817,792
Burlington Stores Inc.[a,b]	73,632	6,773,408
Cabela’s Inc.[a]	121,641	7,227,908
Dick’s Sporting Goods Inc.	47,251	1,882,007
Foot Locker Inc.	303,415	14,952,291

Security	Shares	Value
GameStop Corp. Class A	248,164	$5,362,824
Gap Inc. (The)	569,627	12,526,098
L Brands Inc.	503,867	27,153,393
Michaels Companies Inc. (The)[a]	59,688	1,105,422
Murphy USA Inc.[a,b]	86,013	6,374,423
Penske Automotive Group Inc.	88,810	3,899,647
Sally Beauty Holdings Inc.[a]	224,341	4,542,905
Signet Jewelers Ltd.	170,589	10,788,048
Staples Inc.	1,632,089	16,435,136
Tiffany & Co.	269,562	25,303,785
Urban Outfitters Inc.[a,b]	214,768	3,981,799
Williams-Sonoma Inc.	173,841	8,431,289

		232,897,939
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.79%
NetApp Inc.	98,388	3,940,439
Western Digital Corp.	624,786	55,356,040
Xerox Corp.	572,918	16,459,934

		75,756,413
TEXTILES, APPAREL & LUXURY GOODS — 1.01%
Coach Inc.	584,519	27,671,129
Michael Kors Holdings Ltd.[a]	355,826	12,898,692
PVH Corp.	193,760	22,185,520
Ralph Lauren Corp.	140,611	10,377,092
Skechers U.S.A. Inc. Class Aa	186,013	5,487,384
Under Armour Inc. Class Aa,b	124,309	2,704,964
Under Armour Inc. Class Ca	126,161	2,543,406
VF Corp.	214,527	12,356,755

		96,224,942
THRIFTS & MORTGAGE FINANCE — 0.18%
New York Community Bancorp. Inc.	1,187,182	15,587,700
TFS Financial Corp.	131,106	2,028,210

		17,615,910
TRADING COMPANIES & DISTRIBUTORS — 0.23%
Air Lease Corp.	226,046	8,445,079
MSC Industrial Direct Co. Inc. Class A	64,947	5,582,844
WESCO International Inc.[a]	121,616	6,968,597
WW Grainger Inc.	7,621	1,375,819

		22,372,339

498

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2017

Security	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.16%
Macquarie Infrastructure Corp.	194,350	$15,237,040

		15,237,040
WATER UTILITIES — 0.52%
American Water Works Co. Inc.	445,691	34,741,613
Aqua America Inc.	443,893	14,781,637

		49,523,250
WIRELESS TELECOMMUNICATION SERVICES — 0.08%
Telephone & Data Systems Inc.	241,427	6,699,599
U.S. Cellular Corp.[a]	32,914	1,261,264

		7,960,863

TOTAL COMMON STOCKS
(Cost: $8,351,854,828)		9,528,571,154

SHORT-TERM INVESTMENTS — 4.23%

MONEY MARKET FUNDS — 4.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	384,920,494	385,035,969
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	19,753,296	19,753,296

		404,789,265

TOTAL SHORT-TERM INVESTMENTS
(Cost: $404,729,044)		404,789,265

Value

TOTAL INVESTMENTS IN SECURITIES — 103.84%
(Cost: $8,756,583,872)[f]	$9,933,360,419
Other Assets, Less Liabilities — (3.84)%	(367,341,065)

NET ASSETS — 100.00%	$9,566,019,354

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $8,959,433,696. Net unrealized appreciation was $973,926,723, of which $1,594,424,896 represented gross unrealized appreciation on securities and $620,498,173 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of June 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	49	Sep. 2017	Chicago Mercantile	$5,947,415	$5,931,205	$(16,210)
S&P MidCap 400 E-Mini	178	Sep. 2017	Chicago Mercantile	31,011,534	31,080,580	69,046

				Net unrealized appreciation		$52,836

499

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$9,528,571,154	$—	$—	$9,528,571,154
Money market funds	404,789,265	—	—	404,789,265

Total	$9,933,360,419	$—	$—	$9,933,360,419

Derivative financial instruments[a]:
Assets:
Futures contracts	$69,046	$—	$—	$69,046
Liabilities:
Futures contracts	(16,210)	—	—	(16,210)

Total	$52,836	$—	$—	$52,836

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

500

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 2.48%
Boeing Co. (The)	3,798	$751,054
General Dynamics Corp.	1,734	343,505
Lockheed Martin Corp.	1,673	464,442
Northrop Grumman Corp.	1,077	276,477
Raytheon Co.	1,943	313,756
United Technologies Corp.	4,983	608,474

		2,757,708
AIR FREIGHT & LOGISTICS — 0.78%
FedEx Corp.	1,652	359,029
United Parcel Service Inc. Class B	4,600	508,714

		867,743
AIRLINES — 0.43%
Delta Air Lines Inc.	4,510	242,367
Southwest Airlines Co.	3,747	232,839

		475,206
AUTOMOBILES — 0.83%
Ford Motor Co.	25,979	290,705
General Motors Co.	9,148	319,540
Tesla Inc.[a,b]	867	313,516

		923,761
BANKS — 7.07%
Bank of America Corp.	66,519	1,613,751
BB&T Corp.	5,409	245,623
Citigroup Inc.	18,399	1,230,525
JPMorgan Chase & Co.	23,621	2,158,959
PNC Financial Services Group Inc. (The)[c]	3,231	403,455
U.S. Bancorp.	10,568	548,691
Wells Fargo & Co.	30,001	1,662,355

		7,863,359
BEVERAGES — 2.34%
Coca-Cola Co. (The)	25,663	1,150,986
Constellation Brands Inc. Class A	1,080	209,228
Monster Beverage Corp.[a]	2,737	135,974
PepsiCo Inc.	9,541	1,101,890

		2,598,078
BIOTECHNOLOGY — 3.54%
AbbVie Inc.	10,637	771,289
Alexion Pharmaceuticals Inc.[a]	1,462	177,881

Security	Shares	Value
Amgen Inc.	4,912	$845,994
Biogen Inc.[a]	1,416	384,246
Celgene Corp.[a]	5,173	671,817
Gilead Sciences Inc.	8,686	614,795
Regeneron Pharmaceuticals Inc.[a]	523	256,866
Vertex Pharmaceuticals Inc.[a]	1,665	214,569

		3,937,457
BUILDING PRODUCTS — 0.24%
Johnson Controls International PLC	6,249	270,957

		270,957
CAPITAL MARKETS — 2.78%
Bank of New York Mellon Corp. (The)	6,730	343,365
BlackRock Inc.[c]	828	349,755
Charles Schwab Corp. (The)	7,908	339,728
CME Group Inc.	2,259	282,917
Franklin Resources Inc.	2,231	99,927
Goldman Sachs Group Inc. (The)	2,451	543,877
Intercontinental Exchange Inc.	3,919	258,340
Morgan Stanley	8,814	392,752
S&P Global Inc.	1,721	251,249
State Street Corp.	2,499	224,235

		3,086,145
CHEMICALS — 2.32%
Air Products & Chemicals Inc.	1,427	204,147
Dow Chemical Co. (The)	8,152	514,147
Ecolab Inc.	1,713	227,401
EI du Pont de Nemours & Co.	5,797	467,876
LyondellBasell Industries NV Class A	2,205	186,080
Monsanto Co.	2,928	346,558
PPG Industries Inc.	1,710	188,031
Praxair Inc.	1,901	251,977
Sherwin-Williams Co. (The)	547	191,975

		2,578,192
COMMERCIAL SERVICES & SUPPLIES — 0.20%
Waste Management Inc.	2,950	216,383

		216,383
COMMUNICATIONS EQUIPMENT — 0.94%
Cisco Systems Inc.	33,478	1,047,861

		1,047,861

501

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

June 30, 2017

Security	Shares	Value
CONSUMER FINANCE — 0.61%
American Express Co.	4,955	$417,409
Capital One Financial Corp.	3,214	265,541

		682,950
DIVERSIFIED FINANCIAL SERVICES — 1.96%
Berkshire Hathaway Inc. Class Ba	12,849	2,176,235

		2,176,235
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.49%
AT&T Inc.	41,092	1,550,401
Verizon Communications Inc.	27,280	1,218,325

		2,768,726
ELECTRIC UTILITIES — 1.64%
American Electric Power Co. Inc.	3,276	227,584
Duke Energy Corp.	4,679	391,118
Exelon Corp.	6,179	222,876
NextEra Energy Inc.	3,123	437,626
PG&E Corp.	3,414	226,587
Southern Co. (The)	6,631	317,492

		1,823,283
ELECTRICAL EQUIPMENT — 0.44%
Eaton Corp. PLC	2,981	232,011
Emerson Electric Co.	4,291	255,830

		487,841
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.16%
Corning Inc.	6,046	181,682

		181,682
ENERGY EQUIPMENT & SERVICES — 0.77%
Halliburton Co.	5,788	247,206
Schlumberger Ltd.	9,281	611,061

		858,267
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.38%
American Tower Corp.	2,813	372,216
Crown Castle International Corp.	2,439	244,339
Equinix Inc.	518	222,305
Equity Residential	2,381	156,741
Public Storage	984	205,194
Simon Property Group Inc.	2,075	335,652

		1,536,447

Security	Shares	Value
FOOD & STAPLES RETAILING — 2.29%
Costco Wholesale Corp.	2,921	$467,155
CVS Health Corp.	6,799	547,048
Kroger Co. (The)	6,071	141,576
Sysco Corp.	3,286	165,384
Wal-Mart Stores Inc.	9,732	736,518
Walgreens Boots Alliance Inc.	6,249	489,359

		2,547,040
FOOD PRODUCTS — 1.02%
Archer-Daniels-Midland Co.	3,714	153,685
General Mills Inc.	3,846	213,068
Kraft Heinz Co. (The)	4,012	343,588
Mondelez International Inc. Class A	9,792	422,917

		1,133,258
HEALTH CARE EQUIPMENT & SUPPLIES — 2.69%
Abbott Laboratories	11,294	549,001
Baxter International Inc.	3,302	199,903
Becton Dickinson and Co.	1,492	291,104
Boston Scientific Corp.[a]	9,131	253,111
Danaher Corp.	4,091	345,240
Intuitive Surgical Inc.[a]	244	228,230
Medtronic PLC	9,152	812,240
Stryker Corp.	2,270	315,031

		2,993,860
HEALTH CARE PROVIDERS & SERVICES — 2.72%
Aetna Inc.	2,163	328,408
Anthem Inc.	1,770	332,990
Cigna Corp.	1,655	277,031
Express Scripts Holding Co.[a]	4,021	256,701
HCA Healthcare Inc.[a]	1,974	172,133
Humana Inc.	962	231,476
McKesson Corp.	1,419	233,482
UnitedHealth Group Inc.	6,403	1,187,244

		3,019,465
HOTELS, RESTAURANTS & LEISURE — 1.89%
Carnival Corp.	2,704	177,301
Las Vegas Sands Corp.	2,401	153,400
Marriott International Inc./MD Class A	2,110	211,654
McDonald’s Corp.	5,450	834,722
Starbucks Corp.	9,422	549,397
Yum! Brands Inc.	2,339	172,525

		2,098,999

502

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

June 30, 2017

Security	Shares	Value
HOUSEHOLD PRODUCTS — 2.00%
Colgate-Palmolive Co.	5,748	$426,099
Kimberly-Clark Corp.	2,364	305,216
Procter & Gamble Co. (The)	17,110	1,491,137

		2,222,452
INDUSTRIAL CONGLOMERATES — 2.75%
3M Co.	3,873	806,320
General Electric Co.	58,056	1,568,092
Honeywell International Inc.	5,086	677,913

		3,052,325
INSURANCE — 2.37%
Aflac Inc.	2,592	201,347
Allstate Corp. (The)	2,430	214,909
American International Group Inc.	6,160	385,123
Aon PLC	1,735	230,668
Chubb Ltd.	3,112	452,422
Marsh & McLennan Companies Inc.	3,432	267,559
MetLife Inc.	6,113	335,848
Prudential Financial Inc.	2,863	309,605
Travelers Companies Inc. (The)	1,864	235,852

		2,633,333
INTERNET & DIRECT MARKETING RETAIL — 3.23%
Amazon.com Inc.[a]	2,654	2,569,072
Netflix Inc.[a]	2,745	410,130
Priceline Group Inc. (The)[a]	328	613,531

		3,592,733
INTERNET SOFTWARE & SERVICES — 5.64%
Alphabet Inc. Class Aa	1,988	1,848,204
Alphabet Inc. Class Ca	2,019	1,834,726
eBay Inc.[a]	6,769	236,373
Facebook Inc. Class Aa	15,589	2,353,627

		6,272,930
IT SERVICES — 3.86%
Accenture PLC Class A	4,140	512,035
Automatic Data Processing Inc.	2,988	306,150
Cognizant Technology Solutions Corp. Class A	3,903	259,159
International Business Machines Corp.	5,738	882,677
MasterCard Inc. Class A	6,291	764,042
PayPal Holdings Inc.[a]	7,552	405,316
Visa Inc. Class A	12,340	1,157,245

		4,286,624

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.41%
Thermo Fisher Scientific Inc.	2,604	$454,320

		454,320
MACHINERY — 0.87%
Caterpillar Inc.	3,792	407,489
Deere & Co.	2,124	262,505
Illinois Tool Works Inc.	2,033	291,227

		961,221
MEDIA — 3.44%
CBS Corp. Class B NVS	2,362	150,648
Charter Communications Inc. Class Aa	1,322	445,316
Comcast Corp. Class A	31,456	1,224,268
DISH Network Corp. Class Aa	1,474	92,508
Time Warner Inc.	5,179	520,023
Twenty-First Century Fox Inc. Class A NVS	6,958	197,190
Twenty-First Century Fox Inc. Class B	2,925	81,520
Walt Disney Co. (The)	10,454	1,110,737

		3,822,210
MULTI-UTILITIES — 0.29%
Dominion Energy Inc.	4,192	321,233

		321,233
MULTILINE RETAIL — 0.17%
Target Corp.	3,668	191,800

		191,800
OIL, GAS & CONSUMABLE FUELS — 5.09%
Anadarko Petroleum Corp.	3,764	170,660
Chevron Corp.	12,625	1,317,166
ConocoPhillips	8,260	363,110
EOG Resources Inc.	3,850	348,502
Exxon Mobil Corp.	28,319	2,286,193
Kinder Morgan Inc./DE	12,859	246,378
Occidental Petroleum Corp.	5,089	304,678
Phillips 66	2,911	240,711
Pioneer Natural Resources Co.	1,128	180,006
Valero Energy Corp.	2,983	201,233

		5,658,637
PERSONAL PRODUCTS — 0.13%
Estee Lauder Companies Inc. (The) Class A	1,448	138,979

		138,979

503

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

June 30, 2017

Security	Shares	Value
PHARMACEUTICALS — 5.92%
Allergan PLC	2,242	$545,008
Bristol-Myers Squibb Co.	11,000	612,920
Eli Lilly & Co.	6,536	537,913
Johnson & Johnson	18,012	2,382,807
Merck & Co. Inc.	18,287	1,172,014
Pfizer Inc.	39,509	1,327,107

		6,577,769
ROAD & RAIL — 1.03%
CSX Corp.	5,875	320,540
Norfolk Southern Corp.	1,932	235,124
Union Pacific Corp.	5,395	587,570

		1,143,234
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.63%
Applied Materials Inc.	7,207	297,721
Broadcom Ltd.	2,664	620,845
Intel Corp.	31,483	1,062,237
Micron Technology Inc.[a]	6,984	208,542
NVIDIA Corp.	3,796	548,750
NXP Semiconductors NVa	2,223	243,307
QUALCOMM Inc.	9,870	545,021
Texas Instruments Inc.	6,664	512,662

		4,039,085
SOFTWARE — 5.42%
Activision Blizzard Inc.	4,937	284,223
Adobe Systems Inc.[a]	3,297	466,327
Electronic Arts Inc.[a]	2,001	211,546
Intuit Inc.	1,621	215,285
Microsoft Corp.	50,097	3,453,186
Oracle Corp.	19,202	962,788
salesforce.com Inc.[a]	4,513	390,826
VMware Inc. Class Aa,b	476	41,617

		6,025,798
SPECIALTY RETAIL — 1.79%
Home Depot Inc. (The)	8,026	1,231,188
Lowe’s Companies Inc.	5,728	444,092
TJX Companies Inc. (The)	4,303	310,548

		1,985,828

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.86%
Apple Inc.	34,850	$5,019,097
Hewlett Packard Enterprise Co.	11,066	183,585
HP Inc.	11,310	197,699

		5,400,381
TEXTILES, APPAREL & LUXURY GOODS — 0.47%
NIKE Inc. Class B	8,842	521,678

		521,678
TOBACCO — 2.28%
Altria Group Inc.	12,906	961,110
Philip Morris International Inc.	10,358	1,216,547
Reynolds American Inc.	5,500	357,720

		2,535,377
WIRELESS TELECOMMUNICATION SERVICES — 0.14%
Sprint Corp.[a]	4,194	34,433
T-Mobile U.S. Inc.[a]	1,961	118,876

		153,309

TOTAL COMMON STOCKS (Cost: $97,724,381)		110,922,159

SHORT-TERM INVESTMENTS — 0.31%

MONEY MARKET FUNDS — 0.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[d,e,f]	208,704	208,767
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[d,e]	137,663	137,663

		346,430

TOTAL SHORT-TERM INVESTMENTS (Cost: $346,418)		346,430

504

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

June 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 100.11% (Cost: $98,070,799)[g]	$111,268,589
Other Assets, Less Liabilities — (0.11)%	(116,774)

NET ASSETS — 100.00%	$111,151,815

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $98,233,588. Net unrealized appreciation was $13,035,001, of which $17,261,629 represented gross unrealized appreciation on securities and $4,226,628 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	786	48	(6)	828	$349,755	$2,070	$14
PNC Financial Services Group Inc. (The)	3,142	194	(105)	3,231	403,455	1,728	(240)

					$753,210	$3,798	$(226)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$110,922,159	$—	$—	$110,922,159
Money market funds	346,430	—	—	346,430

Total	$111,268,589	$—	$—	$111,268,589

505

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 GROWTH ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 2.97%
Boeing Co. (The)	62,044	$12,269,201
General Dynamics Corp.	11,582	2,294,394
Lockheed Martin Corp.	24,590	6,826,430
Northrop Grumman Corp.	17,592	4,516,042
Raytheon Co.	11,780	1,902,235

		27,808,302
AIR FREIGHT & LOGISTICS — 1.52%
FedEx Corp.	26,995	5,866,823
United Parcel Service Inc. Class B	75,247	8,321,566

		14,188,389
AIRLINES — 0.41%
Southwest Airlines Co.	61,219	3,804,149

		3,804,149
AUTOMOBILES — 0.55%
Tesla Inc.[a,b]	14,165	5,122,206

		5,122,206
BEVERAGES — 3.78%
Coca-Cola Co. (The)	313,599	14,064,915
Constellation Brands Inc. Class A	17,635	3,416,429
Monster Beverage Corp.[a]	45,034	2,237,289
PepsiCo Inc.	135,603	15,660,790

		35,379,423
BIOTECHNOLOGY — 5.41%
AbbVie Inc.	173,772	12,600,208
Alexion Pharmaceuticals Inc.[a]	19,146	2,329,494
Amgen Inc.	23,116	3,981,268
Biogen Inc.[a]	21,737	5,898,552
Celgene Corp.[a]	84,513	10,975,703
Gilead Sciences Inc.	101,455	7,180,985
Regeneron Pharmaceuticals Inc.[a]	8,541	4,194,827
Vertex Pharmaceuticals Inc.[a]	27,101	3,492,506

		50,653,543
CAPITAL MARKETS — 1.14%
Charles Schwab Corp. (The)	102,839	4,417,963
Intercontinental Exchange Inc.	30,410	2,004,627
S&P Global Inc.	28,112	4,104,071
State Street Corp.	2,083	186,908

		10,713,569

Security	Shares	Value
CHEMICALS — 2.99%
Ecolab Inc.	27,982	$3,714,610
EI du Pont de Nemours & Co.	94,710	7,644,044
LyondellBasell Industries NV Class A	15,692	1,324,248
Monsanto Co.	47,827	5,660,804
PPG Industries Inc.	25,982	2,856,981
Praxair Inc.	27,337	3,623,519
Sherwin-Williams Co. (The)	8,931	3,134,424

		27,958,630
COMMERCIAL SERVICES & SUPPLIES — 0.31%
Waste Management Inc.	39,816	2,920,504

		2,920,504
CONSUMER FINANCE — 0.03%
Capital One Financial Corp.	3,306	273,142

		273,142
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.06%
Verizon Communications Inc.	222,818	9,951,052

		9,951,052
ELECTRICAL EQUIPMENT — 0.06%
Emerson Electric Co.	9,949	593,159

		593,159
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.02%
Corning Inc.	5,727	172,096

		172,096
ENERGY EQUIPMENT & SERVICES — 0.29%
Halliburton Co.	63,810	2,725,325

		2,725,325
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.35%
American Tower Corp.	46,047	6,092,939
Crown Castle International Corp.	39,846	3,991,772
Equinix Inc.	8,467	3,633,698
Public Storage	16,126	3,362,755
Simon Property Group Inc.	30,699	4,965,870

		22,047,034
FOOD & STAPLES RETAILING — 1.39%
Costco Wholesale Corp.	47,606	7,613,628
Kroger Co. (The)	53,662	1,251,398
Sysco Corp.	53,686	2,702,016
Walgreens Boots Alliance Inc.	18,990	1,487,107

		13,054,149

506

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

June 30, 2017

Security	Shares	Value
FOOD PRODUCTS — 0.26%
General Mills Inc.	44,672	$2,474,829

		2,474,829
HEALTH CARE EQUIPMENT & SUPPLIES — 2.03%
Baxter International Inc.	5,055	306,030
Becton Dickinson and Co.	24,371	4,755,026
Boston Scientific Corp.[a]	148,874	4,126,787
Intuitive Surgical Inc.[a]	3,980	3,722,773
Medtronic PLC	10,912	968,440
Stryker Corp.	37,070	5,144,574

		19,023,630
HEALTH CARE PROVIDERS & SERVICES — 3.15%
Aetna Inc.	11,381	1,727,977
Cigna Corp.	23,681	3,963,963
Express Scripts Holding Co.[a]	4,453	284,279
HCA Healthcare Inc.[a]	2,289	199,601
Humana Inc.	14,787	3,558,048
McKesson Corp.	2,404	395,554
UnitedHealth Group Inc.	104,587	19,392,522

		29,521,944
HOTELS, RESTAURANTS & LEISURE — 3.35%
Las Vegas Sands Corp.	39,346	2,513,816
Marriott International Inc./MD Class A	34,474	3,458,087
McDonald’s Corp.	89,037	13,636,907
Starbucks Corp.	153,920	8,975,075
Yum! Brands Inc.	38,002	2,803,027

		31,386,912
HOUSEHOLD PRODUCTS — 0.70%
Colgate-Palmolive Co.	14,836	1,099,793
Kimberly-Clark Corp.	32,901	4,247,848
Procter & Gamble Co. (The)	14,248	1,241,713

		6,589,354
INDUSTRIAL CONGLOMERATES — 2.57%
3M Co.	63,269	13,171,973
General Electric Co.	165,033	4,457,541
Honeywell International Inc.	48,507	6,465,498

		24,095,012
INSURANCE — 1.06%
Allstate Corp. (The)	10,997	972,575
American International Group Inc.	12,176	761,244
Aon PLC	28,382	3,773,387

Security	Shares	Value
Marsh & McLennan Companies Inc.	56,062	$4,370,593

		9,877,799
INTERNET & DIRECT MARKETING RETAIL — 6.26%
Amazon.com Inc.[a]	43,355	41,967,640
Netflix Inc.[a]	44,741	6,684,753
Priceline Group Inc. (The)[a]	5,356	10,018,505

		58,670,898
INTERNET SOFTWARE & SERVICES — 10.53%
Alphabet Inc. Class Aa	32,476	30,192,288
Alphabet Inc. Class Ca	32,994	29,982,638
Facebook Inc. Class Aa	254,680	38,451,586

		98,626,512
IT SERVICES — 7.00%
Accenture PLC Class A	67,639	8,365,592
Automatic Data Processing Inc.	48,811	5,001,175
Cognizant Technology Solutions Corp. Class A	63,766	4,234,062
International Business Machines Corp.	64,401	9,906,806
MasterCard Inc. Class A	102,770	12,481,416
PayPal Holdings Inc.[a]	123,489	6,627,655
Visa Inc. Class Ab	201,604	18,906,423

		65,523,129
LIFE SCIENCES TOOLS & SERVICES — 0.36%
Thermo Fisher Scientific Inc.	19,186	3,347,381

		3,347,381
MACHINERY — 1.61%
Caterpillar Inc.	56,131	6,031,837
Deere & Co.	34,700	4,288,573
Illinois Tool Works Inc.	33,213	4,757,762

		15,078,172
MEDIA — 4.24%
CBS Corp. Class B NVS	38,830	2,476,577
Charter Communications Inc. Class Aa	14,539	4,897,462
Comcast Corp. Class A	475,358	18,500,933
DISH Network Corp. Class Aa	18,621	1,168,654
Twenty-First Century Fox Inc. Class A NVS	5,797	164,287
Twenty-First Century Fox Inc. Class B	2,439	67,975

507

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

June 30, 2017

Security	Shares	Value
Walt Disney Co. (The)	116,642	$12,393,213

		39,669,101
OIL, GAS & CONSUMABLE FUELS — 0.06%
EOG Resources Inc.	5,914	535,335

		535,335
PERSONAL PRODUCTS — 0.24%
Estee Lauder Companies Inc. (The) Class A	23,775	2,281,924

		2,281,924
PHARMACEUTICALS — 2.21%
Bristol-Myers Squibb Co.	88,419	4,926,707
Eli Lilly & Co.	106,550	8,769,065
Johnson & Johnson	45,022	5,955,960
Merck & Co. Inc.	16,433	1,053,191

		20,704,923
ROAD & RAIL — 1.43%
CSX Corp.	86,187	4,702,363
Union Pacific Corp.	79,942	8,706,483

		13,408,846
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.97%
Applied Materials Inc.	117,743	4,863,964
Broadcom Ltd.	43,519	10,142,103
Micron Technology Inc.[a]	86,262	2,575,783
NVIDIA Corp.	62,018	8,965,322
NXP Semiconductors NVa	20,554	2,249,635
Texas Instruments Inc.	108,874	8,375,677

		37,172,484
SOFTWARE — 8.97%
Activision Blizzard Inc.	80,662	4,643,711
Adobe Systems Inc.[a]	53,872	7,619,656
Electronic Arts Inc.[a]	32,688	3,455,775
Intuit Inc.	26,512	3,521,059
Microsoft Corp.	818,437	56,414,862
Oracle Corp.	25,412	1,274,158
salesforce.com Inc.[a]	73,728	6,384,845
VMware Inc. Class Aa,b	7,769	679,244

		83,993,310
SPECIALTY RETAIL — 3.46%
Home Depot Inc. (The)	131,112	20,112,581
Lowe’s Companies Inc.	93,572	7,254,637
TJX Companies Inc. (The)	70,304	5,073,840

		32,441,058

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.75%
Apple Inc.	569,340	$81,996,347

		81,996,347
TEXTILES, APPAREL & LUXURY GOODS — 0.91%
NIKE Inc. Class B	144,180	8,506,620

		8,506,620
TOBACCO — 2.25%
Altria Group Inc.	210,846	15,701,702
Philip Morris International Inc.	15,242	1,790,173
Reynolds American Inc.	55,384	3,602,175

		21,094,050
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
T-Mobile U.S. Inc.[a]	19,766	1,198,215

		1,198,215

TOTAL COMMON STOCKS (Cost: $702,363,793)		934,582,457

SHORT-TERM INVESTMENTS — 2.36%

MONEY MARKET FUNDS — 2.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	20,501,899	20,508,049
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	1,548,870	1,548,870

		22,056,919

TOTAL SHORT-TERM INVESTMENTS (Cost: $22,058,453)		22,056,919

508

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

June 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 102.14% (Cost: $724,422,246)[f]	$956,639,376
Other Assets, Less Liabilities — (2.14)%	(20,017,242)

NET ASSETS — 100.00%	$936,622,134

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $727,041,145. Net unrealized appreciation was $229,598,231, of which $236,265,982 represented gross unrealized appreciation on securities and $6,667,751 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$934,582,457	$—	$—	$934,582,457
Money market funds	22,056,919	—	—	22,056,919

Total	$956,639,376	$—	$—	$956,639,376

509

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 VALUE ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 1.96%
General Dynamics Corp.	4,493	$890,063
Lockheed Martin Corp.	737	204,599
Raytheon Co.	5,379	868,601
United Technologies Corp.	21,943	2,679,460

		4,642,723
AIRLINES — 0.45%
Delta Air Lines Inc.	19,850	1,066,739

		1,066,739
AUTOMOBILES — 1.13%
Ford Motor Co.	114,434	1,280,516
General Motors Co.	40,259	1,406,247

		2,686,763
BANKS — 14.62%
Bank of America Corp.	292,753	7,102,188
BB&T Corp.	23,726	1,077,398
Citigroup Inc.	80,975	5,415,608
JPMorgan Chase & Co.	103,975	9,503,315
PNC Financial Services Group Inc. (The)[a]	14,218	1,775,402
U.S. Bancorp.	46,542	2,416,460
Wells Fargo & Co.	132,062	7,317,555

		34,607,926
BEVERAGES — 0.81%
Coca-Cola Co. (The)	28,461	1,276,476
PepsiCo Inc.	5,471	631,846

		1,908,322
BIOTECHNOLOGY — 1.55%
Alexion Pharmaceuticals Inc.[b]	1,234	150,141
Amgen Inc.	15,394	2,651,308
Biogen Inc.[b]	374	101,489
Gilead Sciences Inc.	10,894	771,077

		3,674,015
BUILDING PRODUCTS — 0.50%
Johnson Controls International PLC	27,502	1,192,487

		1,192,487
CAPITAL MARKETS — 4.52%
Bank of New York Mellon Corp. (The)	29,620	1,511,212
BlackRock Inc.[a]	3,654	1,543,486
Charles Schwab Corp. (The)	7,135	306,520

Security	Shares	Value
CME Group Inc.	9,966	$1,248,142
Franklin Resources Inc.	9,853	441,316
Goldman Sachs Group Inc. (The)	10,793	2,394,967
Intercontinental Exchange Inc.	8,982	592,093
Morgan Stanley	38,790	1,728,482
State Street Corp.	10,437	936,512

		10,702,730
CHEMICALS — 1.61%
Air Products & Chemicals Inc.	6,280	898,417
Dow Chemical Co. (The)	35,878	2,262,825
LyondellBasell Industries NV Class A	5,468	461,445
PPG Industries Inc.	541	59,488
Praxair Inc.	1,024	135,731

		3,817,906
COMMERCIAL SERVICES & SUPPLIES — 0.07%
Waste Management Inc.	2,281	167,311

		167,311
COMMUNICATIONS EQUIPMENT — 1.95%
Cisco Systems Inc.	147,239	4,608,581

		4,608,581
CONSUMER FINANCE — 1.24%
American Express Co.	21,809	1,837,190
Capital One Financial Corp.	13,258	1,095,376

		2,932,566
DIVERSIFIED FINANCIAL SERVICES — 4.05%
Berkshire Hathaway Inc. Class Bb	56,558	9,579,229

		9,579,229
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.02%
AT&T Inc.	180,845	6,823,282
Verizon Communications Inc.	60,059	2,682,235

		9,505,517
ELECTRIC UTILITIES — 3.39%
American Electric Power Co. Inc.	14,472	1,005,370
Duke Energy Corp.	20,590	1,721,118
Exelon Corp.	27,193	980,851
NextEra Energy Inc.	13,745	1,926,087
PG&E Corp.	15,024	997,143
Southern Co. (The)	29,267	1,401,304

		8,031,873
ELECTRICAL EQUIPMENT — 0.84%
Eaton Corp. PLC	13,121	1,021,207
Emerson Electric Co.	16,193	965,427

		1,986,634

510

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

June 30, 2017

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.32%
Corning Inc.	25,066	$753,233

		753,233
ENERGY EQUIPMENT & SERVICES — 1.29%
Halliburton Co.	8,239	351,888
Schlumberger Ltd.	40,865	2,690,551

		3,042,439
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.35%
Equity Residential	10,464	688,845
Simon Property Group Inc.	838	135,555

		824,400
FOOD & STAPLES RETAILING — 3.25%
CVS Health Corp.	29,921	2,407,444
Kroger Co. (The)	12,264	285,996
Wal-Mart Stores Inc.	42,850	3,242,888
Walgreens Boots Alliance Inc.	22,387	1,753,126

		7,689,454
FOOD PRODUCTS — 1.82%
Archer-Daniels-Midland Co.	16,348	676,481
General Mills Inc.	4,835	267,859
Kraft Heinz Co. (The)	17,655	1,511,974
Mondelez International Inc. Class A	43,095	1,861,273

		4,317,587
HEALTH CARE EQUIPMENT & SUPPLIES — 3.40%
Abbott Laboratories	49,703	2,416,063
Baxter International Inc.	13,276	803,729
Danaher Corp.	18,006	1,519,526
Medtronic PLC	37,339	3,313,836

		8,053,154
HEALTH CARE PROVIDERS & SERVICES — 2.25%
Aetna Inc.	6,456	980,215
Anthem Inc.	7,793	1,466,097
Cigna Corp.	903	151,153
Express Scripts Holding Co.[b]	16,434	1,049,147
HCA Healthcare Inc.[b]	8,071	703,791
Humana Inc.	250	60,155
McKesson Corp.	5,578	917,804

		5,328,362
HOTELS, RESTAURANTS & LEISURE — 0.33%
Carnival Corp.	11,957	784,021

		784,021

Security	Shares	Value
HOUSEHOLD PRODUCTS — 3.38%
Colgate-Palmolive Co.	21,257	$1,575,782
Kimberly-Clark Corp.	1,540	198,829
Procter & Gamble Co. (The)	71,439	6,225,909

		8,000,520
INDUSTRIAL CONGLOMERATES — 2.93%
General Electric Co.	211,048	5,700,406
Honeywell International Inc.	9,309	1,240,797

		6,941,203
INSURANCE — 3.77%
Aflac Inc.	11,406	886,018
Allstate Corp. (The)	7,734	683,995
American International Group Inc.	23,780	1,486,725
Chubb Ltd.	13,665	1,986,618
MetLife Inc.	26,902	1,477,996
Prudential Financial Inc.	12,615	1,364,186
Travelers Companies Inc. (The)	8,202	1,037,799

		8,923,337
INTERNET SOFTWARE & SERVICES — 0.44%
eBay Inc.[b]	29,743	1,038,626

		1,038,626
IT SERVICES — 0.51%
International Business Machines Corp.	7,904	1,215,872

		1,215,872
LIFE SCIENCES TOOLS & SERVICES — 0.46%
Thermo Fisher Scientific Inc.	6,292	1,097,765

		1,097,765
MACHINERY — 0.07%
Caterpillar Inc.	1,569	168,605

		168,605
MEDIA — 2.59%
Charter Communications Inc. Class Ab	1,908	642,710
Comcast Corp. Class A	10,383	404,106
DISH Network Corp. Class Ab	1,483	93,073
Time Warner Inc.	22,810	2,290,352
Twenty-First Century Fox Inc. Class A NVS	28,963	820,812
Twenty-First Century Fox Inc. Class B	12,216	340,460
Walt Disney Co. (The)	14,584	1,549,550

		6,141,063

511

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

June 30, 2017

Security	Shares	Value
MULTI-UTILITIES — 0.60%
Dominion Energy Inc.	18,408	$1,410,605

		1,410,605
MULTILINE RETAIL — 0.36%
Target Corp.	16,228	848,562

		848,562
OIL, GAS & CONSUMABLE FUELS — 10.46%
Anadarko Petroleum Corp.	16,496	747,929
Chevron Corp.	55,563	5,796,888
ConocoPhillips	36,390	1,599,704
EOG Resources Inc.	15,369	1,391,202
Exxon Mobil Corp.	124,650	10,062,994
Kinder Morgan Inc./DE	56,524	1,083,000
Occidental Petroleum Corp.	22,440	1,343,483
Phillips 66	12,769	1,055,868
Pioneer Natural Resources Co.	4,974	793,751
Valero Energy Corp.	13,126	885,480

		24,760,299
PHARMACEUTICALS — 9.87%
Allergan PLC	9,873	2,400,028
Bristol-Myers Squibb Co.	24,537	1,367,202
Johnson & Johnson	67,121	8,879,437
Merck & Co. Inc.	76,005	4,871,160
Pfizer Inc.	173,880	5,840,629

		23,358,456
ROAD & RAIL — 0.60%
CSX Corp.	2,637	143,875
Norfolk Southern Corp.	8,515	1,036,275
Union Pacific Corp.	2,222	241,998

		1,422,148
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.28%
Intel Corp.	138,558	4,674,947
Micron Technology Inc.[b]	7,500	223,950
NXP Semiconductors NVb	4,260	466,257
QUALCOMM Inc.	43,439	2,398,702

		7,763,856
SOFTWARE — 1.64%
Oracle Corp.	77,665	3,894,123

		3,894,123

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.71%
Hewlett Packard Enterprise Co.	48,702	$807,966
HP Inc.	49,777	870,102

		1,678,068
TOBACCO — 2.32%
Philip Morris International Inc.	41,525	4,877,111
Reynolds American Inc.	9,292	604,352

		5,481,463
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
Sprint Corp.[b]	18,457	151,532
T-Mobile U.S. Inc.[b]	3,329	201,804

		353,336

TOTAL COMMON STOCKS (Cost: $216,231,761)		236,401,879

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	80,609	80,609

		80,609

TOTAL SHORT-TERM INVESTMENTS (Cost: $80,609)		80,609

TOTAL INVESTMENTS IN SECURITIES — 99.89% (Cost: $216,312,370)[e]		236,482,488
Other Assets, Less Liabilities — 0.11%		259,661

NET ASSETS — 100.00%		$236,742,149

NVS — Non-Voting Shares

[a]	Affiliated issuer. See Schedule 1.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $217,326,098. Net unrealized appreciation was $19,156,390, of which $27,243,365 represented gross unrealized appreciation on securities and $8,086,975 represented gross unrealized depreciation on securities.

512

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

June 30, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	3,652	397	(395)	3,654	$1,543,486	$9,358	$13,737
PNC Financial Services Group Inc. (The)	14,601	1,586	(1,969)	14,218	1,775,402	8,031	(6,782)

					$3,318,888	$17,389	$6,955

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$236,401,879	$—	$—	$236,401,879
Money market funds	80,609	—	—	80,609

Total	$236,482,488	$—	$—	$236,482,488

513

Schedule of Investments (Unaudited)

iSHARES® S&P 100 ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 2.87%
Boeing Co. (The)	203,098	$40,162,630
General Dynamics Corp.	102,605	20,326,051
Lockheed Martin Corp.	90,063	25,002,389
Raytheon Co.	105,315	17,006,266
United Technologies Corp.	269,604	32,921,344

		135,418,680
AIR FREIGHT & LOGISTICS — 1.00%
FedEx Corp.	89,001	19,342,587
United Parcel Service Inc. Class B	249,208	27,559,913

		46,902,500
AUTOMOBILES — 0.70%
Ford Motor Co.	1,415,108	15,835,058
General Motors Co.	496,863	17,355,425

		33,190,483
BANKS — 8.30%
Bank of America Corp.	3,600,749	87,354,171
Citigroup Inc.	996,171	66,623,916
JPMorgan Chase & Co.	1,285,459	117,490,953
U.S. Bancorp.	573,176	29,759,298
Wells Fargo & Co.	1,627,296	90,168,471

		391,396,809
BEVERAGES — 2.59%
Coca-Cola Co. (The)	1,391,289	62,399,312
PepsiCo Inc.	516,854	59,691,468

		122,090,780
BIOTECHNOLOGY — 3.79%
AbbVie Inc.	575,844	41,754,449
Amgen Inc.	266,256	45,857,271
Biogen Inc.[a]	77,290	20,973,414
Celgene Corp.[a]	282,514	36,690,093
Gilead Sciences Inc.	472,794	33,464,359

		178,739,586
CAPITAL MARKETS — 1.91%
Bank of New York Mellon Corp. (The)	376,244	19,195,969
BlackRock Inc.[b]	43,868	18,530,282
Goldman Sachs Group Inc. (The)	132,452	29,391,099
Morgan Stanley	515,345	22,963,773

		90,081,123

Security	Shares	Value
CHEMICALS — 1.48%
Dow Chemical Co. (The)	406,668	$25,648,551
EI du Pont de Nemours & Co.	313,706	25,319,211
Monsanto Co.	158,767	18,791,662

		69,759,424
COMMUNICATIONS EQUIPMENT — 1.20%
Cisco Systems Inc.	1,809,096	56,624,705

		56,624,705
CONSUMER FINANCE — 0.79%
American Express Co.	271,642	22,883,122
Capital One Financial Corp.	174,745	14,437,432

		37,320,554
DIVERSIFIED FINANCIAL SERVICES — 2.47%
Berkshire Hathaway Inc. Class Ba	687,264	116,401,904

		116,401,904
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.18%
AT&T Inc.	2,224,441	83,928,159
Verizon Communications Inc.	1,475,978	65,917,177

		149,845,336
ELECTRIC UTILITIES — 1.58%
Duke Energy Corp.	253,229	21,167,412
Exelon Corp.	335,076	12,086,191
NextEra Energy Inc.	169,389	23,736,481
Southern Co. (The)	359,861	17,230,145

		74,220,229
ELECTRICAL EQUIPMENT — 0.30%
Emerson Electric Co.	233,182	13,902,311

		13,902,311
ENERGY EQUIPMENT & SERVICES — 0.99%
Halliburton Co.	314,008	13,411,282
Schlumberger Ltd.	502,734	33,100,006

		46,511,288
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.39%
Simon Property Group Inc.[c]	112,957	18,271,924

		18,271,924
FOOD & STAPLES RETAILING — 2.54%
Costco Wholesale Corp.	158,690	25,379,292
CVS Health Corp.	368,616	29,658,843
Wal-Mart Stores Inc.	534,439	40,446,344
Walgreens Boots Alliance Inc.	308,972	24,195,597

		119,680,076

514

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 ETF

June 30, 2017

Security	Shares	Value
FOOD PRODUCTS — 0.90%
Kraft Heinz Co. (The)	215,874	$18,487,449
Mondelez International Inc. Class A	548,974	23,710,187

		42,197,636
HEALTH CARE EQUIPMENT & SUPPLIES — 1.98%
Abbott Laboratories	627,848	30,519,691
Danaher Corp.	221,007	18,650,781
Medtronic PLC	495,284	43,956,455

		93,126,927
HEALTH CARE PROVIDERS & SERVICES — 1.37%
UnitedHealth Group Inc.	348,667	64,649,835

		64,649,835
HOTELS, RESTAURANTS & LEISURE — 1.61%
McDonald’s Corp.	294,904	45,167,497
Starbucks Corp.	523,945	30,551,233

		75,718,730
HOUSEHOLD PRODUCTS — 2.21%
Colgate-Palmolive Co.	319,589	23,691,132
Procter & Gamble Co. (The)	925,384	80,647,216

		104,338,348
INDUSTRIAL CONGLOMERATES — 3.54%
3M Co.	216,220	45,014,842
General Electric Co.	3,150,947	85,107,078
Honeywell International Inc.	275,826	36,764,848

		166,886,768
INSURANCE — 1.13%
Allstate Corp. (The)	131,889	11,664,263
American International Group Inc.	318,211	19,894,552
MetLife Inc.	390,922	21,477,254

		53,036,069
INTERNET & DIRECT MARKETING RETAIL — 3.65%
Amazon.com Inc.[a]	143,539	138,945,752
Priceline Group Inc. (The)[a,c]	17,790	33,276,551

		172,222,303
INTERNET SOFTWARE & SERVICES — 6.95%
Alphabet Inc. Class Aa	107,687	100,114,450
Alphabet Inc. Class Ca	107,962	98,108,308
Facebook Inc. Class Aa	855,237	129,123,683

		327,346,441

Security	Shares	Value
IT SERVICES — 4.26%
Accenture PLC Class A	224,355	$27,748,226
International Business Machines Corp.	309,332	47,584,542
MasterCard Inc. Class A	339,380	41,217,701
PayPal Holdings Inc.[a]	404,209	21,693,897
Visa Inc. Class Ac	668,001	62,645,134

		200,889,500
MACHINERY — 0.49%
Caterpillar Inc.	213,166	22,906,818

		22,906,818
MEDIA — 3.53%
Comcast Corp. Class A	1,712,368	66,645,363
Time Warner Inc.	280,601	28,175,146
Twenty-First Century Fox Inc. Class A NVS	380,751	10,790,483
Twenty-First Century Fox Inc. Class B	176,240	4,911,809
Walt Disney Co. (The)	526,350	55,924,688

		166,447,489
MULTILINE RETAIL — 0.22%
Target Corp.	200,514	10,484,877

		10,484,877
OIL, GAS & CONSUMABLE FUELS — 5.19%
Chevron Corp.	685,480	71,516,128
ConocoPhillips	447,603	19,676,628
Exxon Mobil Corp.	1,533,108	123,767,809
Kinder Morgan Inc./DE	694,650	13,309,494
Occidental Petroleum Corp.	276,638	16,562,317

		244,832,376
PHARMACEUTICALS — 7.57%
Allergan PLC	121,522	29,540,783
Bristol-Myers Squibb Co.	596,067	33,212,853
Eli Lilly & Co.	351,316	28,913,307
Johnson & Johnson	974,670	128,939,094
Merck & Co. Inc.	989,625	63,425,066
Pfizer Inc.	2,159,257	72,529,443

		356,560,546
ROAD & RAIL — 0.68%
Union Pacific Corp.	292,144	31,817,403

		31,817,403

515

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 ETF

June 30, 2017

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.43%
Intel Corp.	1,703,789	$57,485,841
QUALCOMM Inc.	534,559	29,518,348
Texas Instruments Inc.	360,486	27,732,188

		114,736,377
SOFTWARE — 5.24%
Microsoft Corp.	2,793,401	192,549,131
Oracle Corp.	1,086,792	54,491,751

		247,040,882
SPECIALTY RETAIL — 1.92%
Home Depot Inc. (The)	432,570	66,356,238
Lowe’s Companies Inc.	310,460	24,069,964

		90,426,202
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.76%
Apple Inc.	1,886,448	271,686,241

		271,686,241
TEXTILES, APPAREL & LUXURY GOODS — 0.60%
NIKE Inc. Class B	479,487	28,289,733

		28,289,733
TOBACCO — 2.50%
Altria Group Inc.	698,898	52,046,934
Philip Morris International Inc.	561,951	66,001,145

		118,048,079

TOTAL COMMON STOCKS (Cost: $4,381,693,080)		4,704,047,292

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.14%

MONEY MARKET FUNDS — 0.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[d,e,f]	1,363,888	$1,364,297
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[d,e]	5,407,281	5,407,281

		6,771,578

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,771,713)		6,771,578

TOTAL INVESTMENTS IN SECURITIES — 99.95% (Cost: $4,388,464,793)[g]		4,710,818,870
Other Assets, Less Liabilities — 0.05%		2,410,337

NET ASSETS — 100.00%		$4,713,229,207

[a]	Non-income earning security.
[b]	Affiliated issuer. See Schedule 1.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $4,437,700,000. Net unrealized appreciation was $273,118,870, of which $545,018,661 represented gross unrealized appreciation on securities and $271,899,791 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	43,887	3,242	(3,261)	43,868	$18,530,282	$109,718	$133,294

516

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 ETF

June 30, 2017

Schedule 2 — Futures Contracts

Futures contracts outstanding as of June 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	67	Sep. 2017	Chicago Mercantile	$8,137,319	$8,110,015	$(27,304)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,704,047,292	$—	$—	$4,704,047,292
Money market funds	6,771,578	—	—	6,771,578

Total	$4,710,818,870	$—	$—	$4,710,818,870

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(27,304)	$—	$—	$(27,304)

Total	$(27,304)	$—	$—	$(27,304)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

517

Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 2.66%
Boeing Co. (The)	587,618	$116,201,459
General Dynamics Corp.	443,081	87,774,346
L3 Technologies Inc.	54,745	9,146,795
Lockheed Martin Corp.	388,920	107,968,081
Northrop Grumman Corp.	272,758	70,019,706
Raytheon Co.	305,291	49,298,391
Rockwell Collins Inc.	159,840	16,795,987
TransDigm Group Inc.[a]	76,424	20,548,121

		477,752,886
AIR FREIGHT & LOGISTICS — 1.23%
CH Robinson Worldwide Inc.	110,170	7,566,476
Expeditors International of Washington Inc.	176,799	9,985,608
FedEx Corp.	384,340	83,528,612
United Parcel Service Inc. Class B	1,076,155	119,011,981

		220,092,677
AIRLINES — 0.57%
Alaska Air Group Inc.	123,085	11,048,110
Southwest Airlines Co.	946,714	58,828,808
United Continental Holdings Inc.[b]	441,656	33,234,614

		103,111,532
AUTOMOBILES — 0.08%
Harley-Davidson Inc.	273,359	14,766,853

		14,766,853
BANKS — 0.61%
Citizens Financial Group Inc.	297,750	10,623,720
Comerica Inc.	151,732	11,112,852
KeyCorp	841,818	15,775,669
U.S. Bancorp.	1,386,091	71,965,845

		109,478,086
BEVERAGES — 2.10%
Brown-Forman Corp. Class B	162,902	7,917,037
Coca-Cola Co. (The)	3,064,103	137,425,020
Constellation Brands Inc. Class A	267,732	51,867,720
Dr Pepper Snapple Group Inc.	171,923	15,663,904
Monster Beverage Corp.[b]	377,354	18,746,947
PepsiCo Inc.	1,249,890	144,349,796

		375,970,424

Security	Shares	Value
BIOTECHNOLOGY — 4.72%
AbbVie Inc.	2,486,676	$180,308,877
Alexion Pharmaceuticals Inc.[b]	350,858	42,688,893
Amgen Inc.	632,378	108,914,463
Biogen Inc.[b]	333,759	90,568,842
Celgene Corp.[b]	1,219,985	158,439,452
Gilead Sciences Inc.	2,041,681	144,510,181
Incyte Corp.[b]	266,399	33,542,298
Regeneron Pharmaceuticals Inc.[b]	119,049	58,469,726
Vertex Pharmaceuticals Inc.[b]	221,822	28,586,201

		846,028,933
BUILDING PRODUCTS — 0.17%
Allegion PLC	95,264	7,727,816
Fortune Brands Home & Security Inc.	170,615	11,130,923
Masco Corp.	307,092	11,733,985

		30,592,724
CAPITAL MARKETS — 2.27%
Ameriprise Financial Inc.	114,645	14,593,162
BlackRock Inc.[c]	92,978	39,274,837
CBOE Holdings Inc.	92,819	8,483,657
Charles Schwab Corp. (The)	1,901,156	81,673,662
CME Group Inc.	334,469	41,888,898
E*TRADE Financial Corp.[b]	427,200	16,246,416
Intercontinental Exchange Inc.	925,069	60,980,548
Moody’s Corp.	259,786	31,610,760
Nasdaq Inc.	81,234	5,807,419
Northern Trust Corp.	216,431	21,039,257
Raymond James Financial Inc.	110,404	8,856,609
S&P Global Inc.	402,760	58,798,932
T Rowe Price Group Inc.	244,471	18,142,193

		407,396,350
CHEMICALS — 1.63%
Air Products & Chemicals Inc.	193,646	27,702,997
Albemarle Corp.	173,038	18,262,431
Ecolab Inc.	224,273	29,772,241
EI du Pont de Nemours & Co.	677,230	54,659,233
FMC Corp.	137,877	10,071,915
International Flavors & Fragrances Inc.	71,699	9,679,365
Monsanto Co.	459,357	54,369,494
PPG Industries Inc.	212,353	23,350,336

518

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

June 30, 2017

Security	Shares	Value
Praxair Inc.	249,731	$33,101,844
Sherwin-Williams Co. (The)	87,498	30,708,298

		291,678,154
COMMERCIAL SERVICES & SUPPLIES — 0.48%
Cintas Corp.	135,734	17,107,913
Republic Services Inc.	358,334	22,836,626
Waste Management Inc.	634,588	46,547,030

		86,491,569
COMMUNICATIONS EQUIPMENT — 0.36%
F5 Networks Inc.[b]	100,660	12,789,860
Harris Corp.	191,082	20,843,224
Juniper Networks Inc.	331,560	9,243,893
Motorola Solutions Inc.	255,786	22,186,878

		65,063,855
CONSTRUCTION & ENGINEERING — 0.04%
Quanta Services Inc.[a,b]	230,926	7,602,084

		7,602,084
CONSTRUCTION MATERIALS — 0.27%
Martin Marietta Materials Inc.	98,144	21,844,891
Vulcan Materials Co.	206,282	26,131,804

		47,976,695
CONSUMER FINANCE — 0.47%
American Express Co.	564,087	47,518,689
Discover Financial Services	595,894	37,058,648

		84,577,337
CONTAINERS & PACKAGING — 0.08%
Avery Dennison Corp.	73,207	6,469,302
Sealed Air Corp.	163,797	7,331,554

		13,800,856
DISTRIBUTORS — 0.09%
LKQ Corp.[b]	479,906	15,812,903

		15,812,903
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.93%
Level 3 Communications Inc.[b]	254,866	15,113,554
Verizon Communications Inc.	3,378,085	150,865,276

		165,978,830
ELECTRIC UTILITIES — 0.32%
Alliant Energy Corp.	167,446	6,726,306
NextEra Energy Inc.	358,425	50,226,095

		56,952,401

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.41%
Acuity Brands Inc.	68,744	$13,974,280
Emerson Electric Co.	463,205	27,616,282
Rockwell Automation Inc.	201,299	32,602,386

		74,192,948
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.59%
Amphenol Corp. Class A	479,016	35,360,961
Corning Inc.	1,436,282	43,160,274
FLIR Systems Inc.	152,682	5,291,958
TE Connectivity Ltd.	277,126	21,804,274

		105,617,467
ENERGY EQUIPMENT & SERVICES — 0.63%
Baker Hughes Inc.	284,376	15,501,336
Halliburton Co.	785,649	33,555,069
Schlumberger Ltd.	976,410	64,286,834

		113,343,239
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.79%
Alexandria Real Estate Equities Inc.[a]	142,738	17,195,647
American Tower Corp.[a]	664,047	87,866,699
Apartment Investment & Management Co. Class A	248,180	10,664,295
AvalonBay Communities Inc.[a]	215,650	41,441,460
Boston Properties Inc.	156,126	19,206,621
Crown Castle International Corp.	372,983	37,365,437
Digital Realty Trust Inc.[a]	249,295	28,157,870
Equinix Inc.	121,695	52,226,626
Equity Residential	383,697	25,258,774
Essex Property Trust Inc.	54,239	13,954,068
Extra Space Storage Inc.[a]	196,374	15,317,172
Federal Realty Investment Trust[a]	71,963	9,095,404
GGP Inc.[a]	906,659	21,360,886
Host Hotels & Resorts Inc.	1,155,575	21,112,355
Iron Mountain Inc.[a]	216,357	7,434,027
Kimco Realty Corp.	662,449	12,155,939
Mid-America Apartment Communities Inc.[a]	107,866	11,366,919
Prologis Inc.	828,510	48,583,826
Public Storage	151,563	31,605,432

519

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

June 30, 2017

Security	Shares	Value
Realty Income Corp.	263,822	$14,557,698
Regency Centers Corp.	143,875	9,012,330
Simon Property Group Inc.[a]	322,575	52,179,732
UDR Inc.[a]	416,919	16,247,333
Ventas Inc.	315,144	21,896,205
Vornado Realty Trust	134,054	12,587,671
Welltower Inc.	571,570	42,782,014

		680,632,440
FOOD & STAPLES RETAILING — 0.11%
Sysco Corp.	409,023	20,586,128

		20,586,128
FOOD PRODUCTS — 0.48%
Campbell Soup Co.	180,898	9,433,831
General Mills Inc.	496,651	27,514,466
Hershey Co. (The)	219,852	23,605,509
Kellogg Co.	212,711	14,774,906
McCormick & Co. Inc./MD NVS	112,569	10,976,603

		86,305,315
HEALTH CARE EQUIPMENT & SUPPLIES — 2.63%
Align Technology Inc.[b]	118,351	17,766,852
Becton Dickinson and Co.	355,220	69,306,974
Boston Scientific Corp.[b]	2,139,603	59,309,795
Cooper Companies Inc. (The)	54,770	13,113,033
CR Bard Inc.	112,985	35,715,688
Danaher Corp.	505,820	42,686,150
Edwards Lifesciences Corp.[b]	328,311	38,819,493
Hologic Inc.[b]	260,157	11,805,925
IDEXX Laboratories Inc.[b]	137,692	22,226,243
Intuitive Surgical Inc.[b]	57,677	53,949,336
Stryker Corp.	484,707	67,267,637
Varian Medical Systems Inc.[a,b]	144,076	14,867,202
Zimmer Biomet Holdings Inc.	201,218	25,836,391

		472,670,719
HEALTH CARE PROVIDERS & SERVICES — 2.63%
Aetna Inc.	518,051	78,655,683
Envision Healthcare Corp.[b]	75,411	4,726,007
HCA Healthcare Inc.[b]	228,761	19,947,959
Humana Inc.	225,430	54,242,967
Laboratory Corp. of America Holdings[b]	85,412	13,165,406
Quest Diagnostics Inc.	132,831	14,765,494
UnitedHealth Group Inc.	1,505,657	279,178,921

Security	Shares	Value
Universal Health Services Inc. Class B	62,708	$7,655,393

		472,337,830
HEALTH CARE TECHNOLOGY — 0.17%
Cerner Corp.[b]	460,613	30,616,946

		30,616,946
HOTELS, RESTAURANTS & LEISURE — 2.37%
Chipotle Mexican Grill Inc.[a,b]	24,355	10,134,116
Darden Restaurants Inc.	192,893	17,445,243
Hilton Worldwide Holdings Inc.	253,717	15,692,396
Marriott International Inc./MD Class A	485,219	48,672,318
McDonald’s Corp.	789,565	120,929,775
Royal Caribbean Cruises Ltd.	134,717	14,715,138
Starbucks Corp.	2,262,563	131,930,049
Wyndham Worldwide Corp.	108,509	10,895,389
Wynn Resorts Ltd.	125,269	16,801,078
Yum! Brands Inc.	518,516	38,245,740

		425,461,242
HOUSEHOLD DURABLES — 0.29%
Garmin Ltd.	176,439	9,003,682
Leggett & Platt Inc.	121,747	6,395,370
Mohawk Industries Inc.[b]	46,222	11,171,395
Newell Brands Inc.	459,533	24,640,160

		51,210,607
HOUSEHOLD PRODUCTS — 1.63%
Church & Dwight Co. Inc.	253,940	13,174,407
Clorox Co. (The)	110,392	14,708,630
Colgate-Palmolive Co.	772,852	57,291,519
Kimberly-Clark Corp.	288,660	37,268,893
Procter & Gamble Co. (The)	1,958,094	170,647,892

		293,091,341
INDUSTRIAL CONGLOMERATES — 2.34%
3M Co.	634,919	132,183,787
General Electric Co.	6,395,197	172,734,271
Honeywell International Inc.	702,751	93,669,681
Roper Technologies Inc.	87,642	20,291,752

		418,879,491
INSURANCE — 0.80%
Aon PLC	410,029	54,513,356
Arthur J Gallagher & Co.	280,421	16,054,102
Cincinnati Financial Corp.	130,382	9,446,176

520

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

June 30, 2017

Security	Shares	Value
Marsh & McLennan Companies Inc.	805,175	$62,771,443

		142,785,077
INTERNET & DIRECT MARKETING RETAIL — 4.89%
Amazon.com Inc.[b]	619,844	600,008,992
Expedia Inc.	190,548	28,382,125
Netflix Inc.[a,b]	673,418	100,615,383
Priceline Group Inc. (The)[b]	76,822	143,697,087
TripAdvisor Inc.[a,b]	99,338	3,794,712

		876,498,299
INTERNET SOFTWARE & SERVICES — 8.15%
Akamai Technologies Inc.[a,b]	270,103	13,453,830
Alphabet Inc. Class Ab	465,023	432,322,582
Alphabet Inc. Class Cb	466,219	423,667,192
eBay Inc.[b]	613,729	21,431,417
Facebook Inc. Class Ab	3,693,191	557,597,977
VeriSign Inc.[a,b]	137,759	12,806,077

		1,461,279,075
IT SERVICES — 6.16%
Accenture PLC Class A	968,845	119,826,750
Alliance Data Systems Corp.	51,927	13,329,142
Automatic Data Processing Inc.	699,016	71,621,179
Cognizant Technology Solutions Corp. Class A	643,517	42,729,529
CSRA Inc.	104,082	3,304,604
DXC Technology Co.	233,332	17,901,231
Fidelity National Information Services Inc.	517,435	44,188,949
Fiserv Inc.[b]	331,413	40,545,066
Gartner Inc.[b]	141,296	17,451,469
Global Payments Inc.	237,016	21,407,285
International Business Machines Corp.	761,397	117,125,701
MasterCard Inc. Class A	1,465,551	177,991,169
Paychex Inc.	499,564	28,445,174
PayPal Holdings Inc.[b]	1,745,509	93,681,468
Total System Services Inc.	260,869	15,195,619
Visa Inc. Class A	2,884,645	270,522,008
Western Union Co. (The)	480,106	9,146,019

		1,104,412,362
LEISURE PRODUCTS — 0.15%
Hasbro Inc.	176,842	19,719,651
Mattel Inc.	304,394	6,553,603

		26,273,254

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.84%
Agilent Technologies Inc.	325,555	$19,308,667
Illumina Inc.[b]	157,212	27,279,426
Mettler-Toledo International Inc.[b]	40,466	23,815,860
Thermo Fisher Scientific Inc.	372,864	65,053,582
Waters Corp.[b]	81,987	15,072,490

		150,530,025
MACHINERY — 1.87%
Caterpillar Inc.	478,429	51,411,980
Cummins Inc.	241,730	39,213,441
Deere & Co.	225,295	27,844,209
Fortive Corp.	471,122	29,845,579
Illinois Tool Works Inc.	485,651	69,569,506
Ingersoll-Rand PLC	401,279	36,672,888
PACCAR Inc.	284,176	18,766,983
Parker-Hannifin Corp.	141,848	22,670,147
Snap-on Inc.	47,777	7,548,766
Stanley Black & Decker Inc.	115,004	16,184,513
Xylem Inc./NY	279,949	15,517,573

		335,245,585
MEDIA — 4.47%
CBS Corp. Class B NVS	577,348	36,823,256
Charter Communications Inc. Class Ab	336,998	113,517,776
Comcast Corp. Class A	7,394,559	287,796,236
Discovery Communications Inc. Class Aa,b	243,194	6,281,701
Discovery Communications Inc. Class C NVS[b]	330,039	8,320,283
DISH Network Corp. Class Ab	202,206	12,690,449
Interpublic Group of Companies Inc. (The)	339,959	8,362,991
Omnicom Group Inc.	261,697	21,694,681
Scripps Networks Interactive Inc. Class A	148,414	10,138,160
Time Warner Inc.	1,211,726	121,669,408
Twenty-First Century Fox Inc. Class A NVS	786,388	22,286,236
Twenty-First Century Fox Inc. Class B	364,173	10,149,502
Walt Disney Co. (The)	1,341,037	142,485,181

		802,215,860

521

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

June 30, 2017

Security	Shares	Value
METALS & MINING — 0.33%
Freeport-McMoRan Inc.[b]	1,260,949	$15,143,998
Newmont Mining Corp.	835,774	27,070,720
Nucor Corp.	293,936	17,010,076

		59,224,794
MULTI-UTILITIES — 0.34%
CenterPoint Energy Inc.	390,549	10,693,232
Dominion Energy Inc.	461,262	35,346,507
WEC Energy Group Inc.	256,400	15,737,832

		61,777,571
MULTILINE RETAIL — 0.30%
Dollar General Corp.	395,428	28,506,404
Dollar Tree Inc.[b]	371,405	25,968,638

		54,475,042
OIL, GAS & CONSUMABLE FUELS — 1.53%
Anadarko Petroleum Corp.	436,736	19,801,610
Apache Corp.	378,313	18,132,542
Cabot Oil & Gas Corp.	350,235	8,783,894
Chesapeake Energy Corp.[a,b]	587,318	2,918,971
Cimarex Energy Co.	82,861	7,789,763
Concho Resources Inc.[b]	124,127	15,085,154
Devon Energy Corp.	455,534	14,563,422
EOG Resources Inc.	469,013	42,455,057
EQT Corp.	162,124	9,498,845
Murphy Oil Corp.	253,264	6,491,156
Newfield Exploration Co.[b]	204,598	5,822,859
Noble Energy Inc.	299,040	8,462,832
Occidental Petroleum Corp.	513,684	30,754,261
ONEOK Inc.	415,280	21,661,005
Pioneer Natural Resources Co.[a]	265,638	42,390,512
Range Resources Corp.[a]	110,672	2,564,270
Williams Companies Inc. (The)	577,205	17,477,767

		274,653,920
PERSONAL PRODUCTS — 0.14%
Coty Inc. Class A	315,523	5,919,211
Estee Lauder Companies Inc. (The) Class A	203,520	19,533,850

		25,453,061
PHARMACEUTICALS — 4.83%
Bristol-Myers Squibb Co.	1,415,706	78,883,138
Eli Lilly & Co.	667,528	54,937,554
Johnson & Johnson	2,567,451	339,648,093

Security	Shares	Value
Merck & Co. Inc.	2,649,587	$169,812,031
Pfizer Inc.	5,221,644	175,395,022
Zoetis Inc.	768,570	47,943,397

		866,619,235
PROFESSIONAL SERVICES — 0.35%
Equifax Inc.	188,343	25,882,095
IHS Markit Ltd.[b]	135,543	5,969,314
Nielsen Holdings PLC	287,747	11,124,299
Verisk Analytics Inc. Class Ab	239,468	20,203,915

		63,179,623
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.04%
CBRE Group Inc. Class Ab	210,194	7,651,062

		7,651,062
ROAD & RAIL — 0.87%
CSX Corp.	909,220	49,607,043
JB Hunt Transport Services Inc.	134,455	12,286,498
Union Pacific Corp.	870,484	94,804,412

		156,697,953
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.05%
Advanced Micro Devices Inc.[a,b]	1,210,759	15,110,272
Analog Devices Inc.	573,014	44,580,489
Applied Materials Inc.	1,679,039	69,361,101
Broadcom Ltd.	627,101	146,145,888
Intel Corp.	3,531,605	119,156,353
KLA-Tencor Corp.	244,928	22,413,361
Lam Research Corp.	252,437	35,702,165
Microchip Technology Inc.	358,424	27,663,164
NVIDIA Corp.	929,654	134,390,782
QUALCOMM Inc.	2,308,396	127,469,627
Skyworks Solutions Inc.	288,479	27,679,560
Texas Instruments Inc.	1,556,695	119,756,547
Xilinx Inc.	251,259	16,160,979

		905,590,288
SOFTWARE — 8.02%
Activision Blizzard Inc.	1,083,342	62,367,999
Adobe Systems Inc.[b]	772,935	109,323,926
ANSYS Inc.[a,b]	83,087	10,110,026
Autodesk Inc.[b]	200,635	20,228,021
Citrix Systems Inc.[b]	236,899	18,852,422
Electronic Arts Inc.[b]	484,289	51,199,033
Intuit Inc.	380,306	50,508,440

522

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

June 30, 2017

Security	Shares	Value
Microsoft Corp.	12,062,810	$831,489,493
Oracle Corp.	2,722,007	136,481,431
Red Hat Inc.[b]	277,901	26,609,021
salesforce.com Inc.[a,b]	1,044,730	90,473,618
Symantec Corp.	466,206	13,170,320
Synopsys Inc.[b]	234,463	17,099,387

		1,437,913,137
SPECIALTY RETAIL — 3.37%
Advance Auto Parts Inc.[a]	114,746	13,378,236
AutoZone Inc.[a,b]	44,033	25,119,065
Best Buy Co. Inc.	166,333	9,535,871
CarMax Inc.[a,b]	130,514	8,230,213
Foot Locker Inc.	122,881	6,055,576
Home Depot Inc. (The)	1,867,974	286,547,211
L Brands Inc.	179,346	9,664,956
Lowe’s Companies Inc.	858,023	66,522,523
O’Reilly Automotive Inc.[a,b]	142,632	31,199,324
Ross Stores Inc.	613,207	35,400,440
Tiffany & Co.	85,296	8,006,735
TJX Companies Inc. (The)	1,005,075	72,536,263
Tractor Supply Co.	113,084	6,130,284
Ulta Salon Cosmetics & Fragrance Inc.[b]	91,015	26,152,250

		604,478,947
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.60%
Apple Inc.	8,146,291	1,173,228,830
NetApp Inc.	263,065	10,535,753

		1,183,764,583
TEXTILES, APPAREL & LUXURY GOODS — 0.60%
Coach Inc.	219,379	10,385,402
Hanesbrands Inc.	296,792	6,873,703
Michael Kors Holdings Ltd.[b]	244,254	8,854,207
NIKE Inc. Class B	1,180,229	69,633,511
Under Armour Inc. Class Aa,b	293,883	6,394,894
Under Armour Inc. Class Ca,b	286,620	5,778,259

		107,919,976
TOBACCO — 2.60%
Altria Group Inc.	3,018,071	224,755,747
Philip Morris International Inc.	1,334,677	156,757,814
Reynolds American Inc.	1,292,904	84,090,476

		465,604,037

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.28%
Fastenal Co.	451,250	$19,642,912
United Rentals Inc.[b]	133,044	14,995,389
WW Grainger Inc.	83,905	15,147,370

		49,785,671
WATER UTILITIES — 0.12%
American Water Works Co. Inc.	278,032	21,672,594

		21,672,594

TOTAL COMMON STOCKS (Cost: $13,682,385,594)		17,911,771,893

SHORT-TERM INVESTMENTS — 1.38%

MONEY MARKET FUNDS — 1.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[d,e,f]	226,554,941	226,622,907
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[d,e]	21,579,061	21,579,061

		248,201,968

TOTAL SHORT-TERM INVESTMENTS (Cost: $248,186,584)		248,201,968

TOTAL INVESTMENTS IN SECURITIES — 101.23% (Cost: $13,930,572,178)[g]		18,159,973,861
Other Assets, Less Liabilities — (1.23)%		(220,244,564)

NET ASSETS — 100.00%		$17,939,729,297

NVS — Non-Voting Shares

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $14,040,697,086. Net unrealized appreciation was $4,119,276,775, of which $4,439,467,407 represented gross unrealized appreciation on securities and $320,190,632 represented gross unrealized depreciation on securities.

523

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

June 30, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	89,459	5,709	(2,190)	92,978	$39,274,837	$233,188	$342,394

Schedule 2 — Futures Contracts

Futures contracts outstanding as of June 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	208	Sep. 2017	Chicago Mercantile	$25,254,569	$25,177,360	$(77,209)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$17,911,771,893	$—	$—	$17,911,771,893
Money market funds	248,201,968	—	—	248,201,968

Total	$18,159,973,861	$—	$—	$18,159,973,861

Derivative financial instruments:[a]
Liabilities:
Futures contracts	$(77,209)	$—	$—	$(77,209)

Total	$(77,209)	$—	$—	$(77,209)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

524

Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 1.92%
Arconic Inc.	631,928	$14,313,169
Boeing Co. (The)	266,049	52,611,190
L3 Technologies Inc.	61,409	10,260,216
Raytheon Co.	137,850	22,260,018
Rockwell Collins Inc.	87,030	9,145,112
Textron Inc.	384,594	18,114,378
United Technologies Corp.	1,070,210	130,683,343

		257,387,426
AIR FREIGHT & LOGISTICS — 0.09%
CH Robinson Worldwide Inc.	101,179	6,948,974
Expeditors International of Washington Inc.	96,157	5,430,947

		12,379,921
AIRLINES — 0.73%
Alaska Air Group Inc.	63,497	5,699,491
American Airlines Group Inc.	707,482	35,600,494
Delta Air Lines Inc.	1,057,141	56,810,757

		98,110,742
AUTO COMPONENTS — 0.44%
BorgWarner Inc.	288,495	12,220,648
Delphi Automotive PLC	385,259	33,767,951
Goodyear Tire & Rubber Co. (The)	363,760	12,717,050

		58,705,649
AUTOMOBILES — 0.98%
Ford Motor Co.	5,617,386	62,858,550
General Motors Co.	1,972,340	68,893,836

		131,752,386
BANKS — 13.72%
Bank of America Corp.	14,293,470	346,759,582
BB&T Corp.	1,165,337	52,917,953
Citigroup Inc.	3,954,386	264,469,336
Citizens Financial Group Inc.	450,366	16,069,059
Comerica Inc.	115,364	8,449,259
Fifth Third Bancorp.	1,077,575	27,973,847
Huntington Bancshares Inc./OH	1,560,254	21,094,634
JPMorgan Chase & Co.	5,102,738	466,390,253
KeyCorp	804,716	15,080,378
M&T Bank Corp.	220,991	35,789,492
People’s United Financial Inc.	497,853	8,792,084

Security	Shares	Value
PNC Financial Services Group Inc. (The)[a]	695,004	$86,785,150
Regions Financial Corp.	1,726,475	25,275,594
SunTrust Banks Inc.	694,393	39,385,971
U.S. Bancorp.	1,001,114	51,977,839
Wells Fargo & Co.	6,459,681	357,930,924
Zions BanCorp.	291,027	12,778,996

		1,837,920,351
BEVERAGES — 2.05%
Brown-Forman Corp. Class B	101,520	4,933,872
Coca-Cola Co. (The)	2,706,187	121,372,487
Dr Pepper Snapple Group Inc.	106,519	9,704,946
Molson Coors Brewing Co. Class B	265,084	22,887,352
Monster Beverage Corp.[b]	232,829	11,566,945
PepsiCo Inc.	902,747	104,258,251

		274,723,853
BIOTECHNOLOGY — 0.76%
Amgen Inc.	475,613	81,914,827
Vertex Pharmaceuticals Inc.[b]	153,642	19,799,845

		101,714,672
BUILDING PRODUCTS — 0.55%
Allegion PLC	49,259	3,995,890
Fortune Brands Home & Security Inc.	62,571	4,082,132
Johnson Controls International PLC	1,347,365	58,421,746
Masco Corp.	174,618	6,672,154

		73,171,922
CAPITAL MARKETS — 3.71%
Affiliated Managers Group Inc.	81,062	13,444,943
Ameriprise Financial Inc.	113,540	14,452,507
Bank of New York Mellon Corp. (The)	1,493,526	76,199,697
BlackRock Inc.[a]	88,811	37,514,655
CBOE Holdings Inc.	46,932	4,289,585
CME Group Inc.	180,526	22,609,076
Franklin Resources Inc.	491,784	22,027,005
Goldman Sachs Group Inc. (The)	525,779	116,670,360
Invesco Ltd.	583,640	20,538,292
Morgan Stanley	2,045,706	91,156,659
Nasdaq Inc.	88,157	6,302,344

525

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2017

Security	Shares	Value
Northern Trust Corp.	111,269	$10,816,460
Raymond James Financial Inc.	82,384	6,608,844
State Street Corp.	507,948	45,578,174
T Rowe Price Group Inc.	121,287	9,000,708

		497,209,309
CHEMICALS — 2.72%
Air Products & Chemicals Inc.	134,260	19,207,236
CF Industries Holdings Inc.	336,810	9,417,208
Dow Chemical Co. (The)	1,614,307	101,814,342
Eastman Chemical Co.	209,445	17,591,285
Ecolab Inc.	168,641	22,387,093
EI du Pont de Nemours & Co.	622,639	50,253,194
FMC Corp.	65,440	4,780,392
International Flavors & Fragrances Inc.	47,641	6,431,535
LyondellBasell Industries NV Class A	474,396	40,034,278
Monsanto Co.	207,940	24,611,778
Mosaic Co. (The)	502,593	11,474,198
PPG Industries Inc.	172,945	19,017,032
Praxair Inc.	180,607	23,939,458
Sherwin-Williams Co. (The)	36,261	12,726,161

		363,685,190
COMMERCIAL SERVICES & SUPPLIES — 0.07%
Stericycle Inc.[b]	123,138	9,397,892

		9,397,892
COMMUNICATIONS EQUIPMENT — 1.73%
Cisco Systems Inc.	7,181,355	224,776,412
Juniper Networks Inc.	244,230	6,809,132

		231,585,544
CONSTRUCTION & ENGINEERING — 0.14%
Fluor Corp.	201,839	9,240,190
Jacobs Engineering Group Inc.	171,803	9,344,365

		18,584,555
CONSUMER FINANCE — 1.08%
American Express Co.	560,416	47,209,444
Capital One Financial Corp.	693,668	57,310,850
Navient Corp.	405,946	6,759,001
Synchrony Financial	1,105,999	32,980,890

		144,260,185
CONTAINERS & PACKAGING — 0.64%
Avery Dennison Corp.	58,676	5,185,198
Ball Corp.	502,360	21,204,616

Security	Shares	Value
International Paper Co.	593,022	$33,570,975
Sealed Air Corp.	132,878	5,947,619
WestRock Co.	360,230	20,410,632

		86,319,040
DISTRIBUTORS — 0.15%
Genuine Parts Co.	211,796	19,646,197

		19,646,197
DIVERSIFIED CONSUMER SERVICES — 0.07%
H&R Block Inc.	299,112	9,245,552

		9,245,552
DIVERSIFIED FINANCIAL SERVICES — 3.54%
Berkshire Hathaway Inc. Class Bb	2,728,150	462,066,765
Leucadia National Corp.	464,768	12,158,331

		474,225,096
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.63%
AT&T Inc.	8,830,097	333,159,560
CenturyLink Inc.	790,757	18,883,277
Level 3 Communications Inc.[b]	184,351	10,932,014
Verizon Communications Inc.	2,753,735	122,981,805

		485,956,656
ELECTRIC UTILITIES — 4.04%
Alliant Energy Corp.	173,424	6,966,442
American Electric Power Co. Inc.	706,226	49,061,520
Duke Energy Corp.	1,005,213	84,025,755
Edison International	467,944	36,588,541
Entergy Corp.	258,553	19,849,114
Eversource Energy	455,126	27,630,699
Exelon Corp.	1,330,110	47,977,068
FirstEnergy Corp.	636,094	18,548,501
NextEra Energy Inc.	342,922	48,053,660
PG&E Corp.	733,364	48,673,369
Pinnacle West Capital Corp.	160,565	13,673,715
PPL Corp.	981,209	37,933,540
Southern Co. (The)	1,428,501	68,396,628
Xcel Energy Inc.	729,279	33,459,321

		540,837,873
ELECTRICAL EQUIPMENT — 0.75%
AMETEK Inc.	330,039	19,990,462
Eaton Corp. PLC	642,439	50,001,027
Emerson Electric Co.	499,846	29,800,819

		99,792,308

526

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2017

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.17%
FLIR Systems Inc.	58,082	$2,013,122
TE Connectivity Ltd.	254,957	20,060,017

		22,073,139
ENERGY EQUIPMENT & SERVICES — 1.22%
Baker Hughes Inc.	347,877	18,962,775
Halliburton Co.	523,089	22,341,131
Helmerich & Payne Inc.	157,456	8,556,159
National Oilwell Varco Inc.	544,522	17,936,555
Schlumberger Ltd.	1,097,603	72,266,181
TechnipFMC PLC[b]	668,715	18,189,048
Transocean Ltd.[b]	568,855	4,681,677

		162,933,526
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.73%
Boston Properties Inc.[c]	77,940	9,588,179
Crown Castle International Corp.	184,564	18,489,621
Equity Residential	174,945	11,516,629
Essex Property Trust Inc.[c]	44,509	11,450,830
Federal Realty Investment Trust[c]	38,058	4,810,151
HCP Inc.	672,599	21,496,264
Iron Mountain Inc.[c]	150,642	5,176,059
Macerich Co. (The)[c]	170,232	9,883,670
Mid-America Apartment Communities Inc.[c]	63,215	6,661,597
Public Storage	75,100	15,660,603
Realty Income Corp.[c]	150,161	8,285,884
Regency Centers Corp.	77,011	4,823,969
Simon Property Group Inc.[c]	152,983	24,746,530
SL Green Realty Corp.	147,032	15,555,986
Ventas Inc.	218,870	15,207,088
Vornado Realty Trust	123,662	11,611,862
Weyerhaeuser Co.	1,079,053	36,148,275

		231,113,197
FOOD & STAPLES RETAILING — 4.04%
Costco Wholesale Corp.	629,933	100,745,185
CVS Health Corp.	1,463,248	117,732,934
Kroger Co. (The)	1,310,733	30,566,293
Sysco Corp.	332,378	16,728,585
Wal-Mart Stores Inc.	2,121,497	160,554,893

Security	Shares	Value
Walgreens Boots Alliance Inc.	1,226,495	$96,046,823
Whole Foods Market Inc.	458,315	19,299,645

		541,674,358
FOOD PRODUCTS — 2.42%
Archer-Daniels-Midland Co.	819,619	33,915,834
Campbell Soup Co.	105,738	5,514,237
Conagra Brands Inc.	582,503	20,830,307
General Mills Inc.	372,313	20,626,140
Hormel Foods Corp.	389,477	13,285,061
JM Smucker Co. (The)	167,195	19,784,184
Kellogg Co.	165,967	11,528,068
Kraft Heinz Co. (The)	856,930	73,387,485
McCormick & Co. Inc./MD NVS	57,771	5,633,250
Mondelez International Inc. Class A	2,179,200	94,119,648
Tyson Foods Inc. Class A	413,271	25,883,163

		324,507,377
HEALTH CARE EQUIPMENT & SUPPLIES — 3.13%
Abbott Laboratories	2,492,297	121,150,557
Baxter International Inc.	700,554	42,411,539
Cooper Companies Inc. (The)	19,560	4,683,055
Danaher Corp.	412,334	34,796,866
DENTSPLY SIRONA Inc.	328,897	21,325,682
Hologic Inc.[b,c]	162,257	7,363,223
Medtronic PLC	1,966,064	174,488,180
Zimmer Biomet Holdings Inc.	104,592	13,429,613

		419,648,715
HEALTH CARE PROVIDERS & SERVICES — 3.04%
AmerisourceBergen Corp.	238,218	22,518,748
Anthem Inc.	380,587	71,599,832
Cardinal Health Inc.	453,689	35,351,447
Centene Corp.[b]	247,164	19,743,460
Cigna Corp.	367,703	61,549,805
DaVita Inc.[b]	223,331	14,462,916
Envision Healthcare Corp.[b]	99,536	6,237,921
Express Scripts Holding Co.[b]	852,456	54,420,791
HCA Healthcare Inc.[b]	201,410	17,562,952
Henry Schein Inc.[b]	113,819	20,831,153
Laboratory Corp. of America Holdings[b]	68,068	10,492,002
McKesson Corp.	302,911	49,840,976
Patterson Companies Inc.	116,390	5,464,511
Quest Diagnostics Inc.	74,124	8,239,624

527

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2017

Security	Shares	Value
Universal Health Services Inc. Class B	70,631	$8,622,632

		406,938,770
HOTELS, RESTAURANTS & LEISURE — 1.02%
Carnival Corp.	601,162	39,418,192
Chipotle Mexican Grill Inc.[b,c]	18,523	7,707,420
Hilton Worldwide Holdings Inc.	62,051	3,837,855
McDonald’s Corp.	444,844	68,132,307
Royal Caribbean Cruises Ltd.	118,694	12,964,946
Wyndham Worldwide Corp.	48,437	4,863,559

		136,924,279
HOUSEHOLD DURABLES — 0.69%
DR Horton Inc.	489,545	16,923,570
Leggett & Platt Inc.	74,897	3,934,339
Lennar Corp. Class A	291,493	15,542,407
Mohawk Industries Inc.[b]	48,343	11,684,020
Newell Brands Inc.	270,009	14,477,882
PulteGroup Inc.	404,905	9,932,320
Whirlpool Corp.	106,243	20,358,284

		92,852,822
HOUSEHOLD PRODUCTS — 1.90%
Church & Dwight Co. Inc.	124,295	6,448,424
Clorox Co. (The)	83,849	11,172,041
Colgate-Palmolive Co.	558,201	41,379,440
Kimberly-Clark Corp.	244,688	31,591,668
Procter & Gamble Co. (The)	1,873,427	163,269,163

		253,860,736
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.14%
AES Corp./VA	946,372	10,514,193
NRG Energy Inc.	458,306	7,892,029

		18,406,222
INDUSTRIAL CONGLOMERATES — 2.32%
3M Co.	274,659	57,181,257
General Electric Co.	6,629,208	179,054,908
Honeywell International Inc.	448,915	59,835,881
Roper Technologies Inc.	65,855	15,247,408

		311,319,454
INSURANCE — 5.22%
Aflac Inc.	569,972	44,275,425
Allstate Corp. (The)	523,539	46,301,789

Security	Shares	Value
American International Group Inc.	1,263,162	$78,972,888
Assurant Inc.	78,548	8,144,642
Chubb Ltd.	670,625	97,495,463
Cincinnati Financial Corp.	94,120	6,818,994
Everest Re Group Ltd.	59,079	15,040,923
Hartford Financial Services Group Inc. (The)	527,627	27,737,351
Lincoln National Corp.	322,119	21,768,802
Loews Corp.	396,489	18,559,650
MetLife Inc.	1,551,798	85,255,782
Principal Financial Group Inc.	386,320	24,751,523
Progressive Corp. (The)	834,322	36,785,257
Prudential Financial Inc.	616,151	66,630,569
Torchmark Corp.	156,254	11,953,431
Travelers Companies Inc. (The)	401,311	50,777,881
Unum Group	327,772	15,284,008
Willis Towers Watson PLC	182,524	26,549,941
XL Group Ltd.	376,107	16,473,487

		699,577,806
INTERNET & DIRECT MARKETING RETAIL — 0.02%
TripAdvisor Inc.[b,c]	65,100	2,486,820

		2,486,820
INTERNET SOFTWARE & SERVICES — 0.23%
eBay Inc.[b]	881,880	30,795,250

		30,795,250
IT SERVICES — 0.96%
Alliance Data Systems Corp.	31,991	8,211,770
Cognizant Technology Solutions Corp. Class A	253,165	16,810,156
CSRA Inc.	106,134	3,369,755
DXC Technology Co.	190,727	14,632,575
International Business Machines Corp.	528,004	81,222,855
Western Union Co. (The)	235,703	4,490,142

		128,737,253
LEISURE PRODUCTS — 0.03%
Mattel Inc.	209,888	4,518,889

		4,518,889
LIFE SCIENCES TOOLS & SERVICES — 0.58%
Agilent Technologies Inc.	162,016	9,609,169
Illumina Inc.[b]	65,002	11,279,147

528

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2017

Security	Shares	Value
PerkinElmer Inc.	158,874	$10,825,674
Thermo Fisher Scientific Inc.	219,138	38,233,007
Waters Corp.[b]	39,083	7,185,019

		77,132,016
MACHINERY — 1.20%
Caterpillar Inc.	406,165	43,646,491
Deere & Co.	215,259	26,603,860
Dover Corp.	223,078	17,895,317
Flowserve Corp.	187,148	8,689,282
PACCAR Inc.	241,623	15,956,783
Parker-Hannifin Corp.	61,178	9,777,468
Pentair PLC	241,414	16,063,687
Snap-on Inc.	38,470	6,078,260
Stanley Black & Decker Inc.	114,535	16,118,510

		160,829,658
MEDIA — 1.30%
DISH Network Corp. Class Ab	141,224	8,863,218
Interpublic Group of Companies Inc. (The)	255,368	6,282,053
News Corp. Class A	553,342	7,580,785
News Corp. Class B	171,767	2,430,503
Omnicom Group Inc.	93,601	7,759,523
Twenty-First Century Fox Inc. Class A NVS	785,215	22,252,993
Twenty-First Century Fox Inc. Class B	366,511	10,214,662
Viacom Inc. Class B NVS	507,376	17,032,612
Walt Disney Co. (The)	856,652	91,019,275

		173,435,624
METALS & MINING — 0.15%
Freeport-McMoRan Inc.[b]	745,078	8,948,387
Nucor Corp.	187,633	10,858,321

		19,806,708
MULTI-UTILITIES — 1.90%
Ameren Corp.	348,262	19,039,484
CenterPoint Energy Inc.	259,088	7,093,829
CMS Energy Corp.	402,128	18,598,420
Consolidated Edison Inc.	438,605	35,448,056
Dominion Energy Inc.	478,796	36,690,137
DTE Energy Co.	257,645	27,256,265
NiSource Inc.	467,007	11,843,298
Public Service Enterprise Group Inc.	726,573	31,249,905

Security	Shares	Value
SCANA Corp.	205,123	$13,745,292
Sempra Energy	360,256	40,618,864
WEC Energy Group Inc.	218,716	13,424,788

		255,008,338
MULTILINE RETAIL — 0.51%
Kohl’s Corp.	246,156	9,518,852
Macy’s Inc.	440,017	10,225,995
Nordstrom Inc.	160,641	7,683,459
Target Corp.	792,389	41,434,021

		68,862,327
OIL, GAS & CONSUMABLE FUELS — 9.59%
Anadarko Petroleum Corp.	401,603	18,208,680
Apache Corp.	196,212	9,404,441
Cabot Oil & Gas Corp.	348,649	8,744,117
Chesapeake Energy Corp.[b,c]	559,723	2,781,823
Chevron Corp.	2,721,066	283,888,816
Cimarex Energy Co.	59,709	5,613,243
Concho Resources Inc.[b]	97,786	11,883,933
ConocoPhillips	1,776,796	78,107,952
Devon Energy Corp.	338,512	10,822,229
EOG Resources Inc.	397,971	36,024,335
EQT Corp.	99,915	5,854,020
Exxon Mobil Corp.	6,085,798	491,306,472
Hess Corp.	390,170	17,116,758
Kinder Morgan Inc./DE	2,757,470	52,833,125
Marathon Oil Corp.	1,227,848	14,549,999
Marathon Petroleum Corp.	745,038	38,987,839
Newfield Exploration Co.[b,c]	92,818	2,641,600
Noble Energy Inc.	381,764	10,803,921
Occidental Petroleum Corp.	625,936	37,474,788
ONEOK Inc.	163,586	8,532,646
Phillips 66	630,062	52,099,827
Range Resources Corp.[c]	163,097	3,778,957
Tesoro Corp.	216,771	20,289,766
Valero Energy Corp.	641,766	43,293,534
Williams Companies Inc. (The)	651,536	19,728,510

		1,284,771,331
PERSONAL PRODUCTS — 0.15%
Coty Inc. Class A	396,680	7,441,717
Estee Lauder Companies Inc. (The) Class A	135,754	13,029,669

		20,471,386

529

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2017

Security	Shares	Value
PHARMACEUTICALS — 5.30%
Allergan PLC	482,391	$117,264,428
Bristol-Myers Squibb Co.	1,064,758	59,328,316
Eli Lilly & Co.	780,963	64,273,255
Johnson & Johnson	1,508,922	199,615,291
Mallinckrodt PLC[b,c]	143,446	6,427,815
Merck & Co. Inc.	1,492,791	95,672,975
Mylan NVb	662,031	25,700,044
Perrigo Co. PLC	205,772	15,539,902
Pfizer Inc.	3,771,395	126,681,158

		710,503,184
PROFESSIONAL SERVICES — 0.23%
IHS Markit Ltd.[b,c]	327,394	14,418,432
Nielsen Holdings PLC	214,829	8,305,289
Robert Half International Inc.	181,665	8,707,203

		31,430,924
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.07%
CBRE Group Inc. Class Ab	241,504	8,790,746

		8,790,746
ROAD & RAIL — 0.99%
CSX Corp.	490,328	26,752,296
Kansas City Southern	151,903	15,896,649
Norfolk Southern Corp.	416,202	50,651,783
Union Pacific Corp.	359,505	39,153,690

		132,454,418
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.37%
Intel Corp.	3,516,928	118,661,151
Micron Technology Inc.[b]	1,493,600	44,598,896
Qorvo Inc.[b]	182,890	11,580,595
Xilinx Inc.	124,695	8,020,382

		182,861,024
SOFTWARE — 1.00%
ANSYS Inc.[b]	46,849	5,700,586
Autodesk Inc.[b]	94,709	9,548,562
CA Inc.	450,063	15,513,672
Oracle Corp.	1,811,924	90,849,869
Symantec Corp.	445,576	12,587,522

		134,200,211
SPECIALTY RETAIL — 0.86%
AutoNation Inc.[b,c]	95,763	4,037,368
Bed Bath & Beyond Inc.	208,350	6,333,840

Security	Shares	Value
Best Buy Co. Inc.	229,409	$13,152,018
CarMax Inc.[b,c]	146,236	9,221,642
Foot Locker Inc.	73,815	3,637,603
Gap Inc. (The)	314,446	6,914,667
L Brands Inc.	183,036	9,863,810
Lowe’s Companies Inc.	443,169	34,358,893
Signet Jewelers Ltd.[c]	98,700	6,241,788
Staples Inc.	935,839	9,423,899
Tiffany & Co.	75,325	7,070,758
Tractor Supply Co.	78,432	4,251,799

		114,508,085
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.12%
Hewlett Packard Enterprise Co.	2,391,103	39,668,399
HP Inc.	2,417,697	42,261,344
NetApp Inc.	147,742	5,917,067
Seagate Technology PLC	427,739	16,574,886
Western Digital Corp.	418,299	37,061,291
Xerox Corp.	308,036	8,849,874

		150,332,861
TEXTILES, APPAREL & LUXURY GOODS — 0.81%
Coach Inc.	203,242	9,621,476
Hanesbrands Inc.	250,427	5,799,890
NIKE Inc. Class B	818,447	48,288,373
PVH Corp.[c]	111,912	12,813,924
Ralph Lauren Corp.	79,075	5,835,735
VF Corp.	459,430	26,463,168

		108,822,566
TOBACCO — 0.88%
Philip Morris International Inc.	1,003,816	117,898,189

		117,898,189

TOTAL COMMON STOCKS (Cost: $11,925,787,988)		13,367,100,528

SHORT-TERM INVESTMENTS — 0.52%

MONEY MARKET FUNDS — 0.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[d,e,f]	52,667,312	52,683,112

530

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2017

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[d,e]	17,164,745	$17,164,745

		69,847,857

TOTAL SHORT-TERM INVESTMENTS (Cost: $69,843,795)		69,847,857

TOTAL INVESTMENTS IN SECURITIES — 100.32% (Cost: $11,995,631,783)[g]		13,436,948,385
Other Assets, Less Liabilities — (0.32)%		(42,268,813)

NET ASSETS — 100.00%		$13,394,679,572

NVS — Non-Voting Shares

[a]	Affiliated issuer. See Schedule 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $12,203,930,112. Net unrealized appreciation was $1,233,018,273, of which $1,794,656,716 represented gross unrealized appreciation on securities and $561,638,443 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	91,055	2,844	(5,088)	88,811	$37,514,655	$220,463	$238,966
PNC Financial Services Group Inc. (The)	713,275	21,392	(39,663)	695,004	86,785,150	390,057	2,052,869

					$124,299,805	$610,520	$2,291,835

Schedule 2 — Futures Contracts

Futures contracts outstanding as of June 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	217	Sep. 2017	Chicago Mercantile	$26,368,725	$26,266,765	$(101,960)

531

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2017

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$13,367,100,528	$—	$—	$13,367,100,528
Money market funds	69,847,857	—	—	69,847,857

Total	$13,436,948,385	$—	$—	$13,436,948,385

Derivative financial instruments:[a]
Liabilities:
Futures contracts	$(101,960)	$—	$—	$(101,960)

Total	$(101,960)	$—	$—	$(101,960)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

532

Schedule of Investments (Unaudited)

iSHARES® S&P MID-CAP 400 GROWTH ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 1.79%
Curtiss-Wright Corp.	336,157	$30,852,489
Huntington Ingalls Industries Inc.	349,635	65,088,052
Teledyne Technologies Inc.[a]	182,302	23,270,850

		119,211,391
AUTO COMPONENTS — 0.62%
Gentex Corp.	2,182,521	41,402,423

		41,402,423
AUTOMOBILES — 0.57%
Thor Industries Inc.	363,563	37,999,605

		37,999,605
BANKS — 7.31%
Bank of Hawaii Corp.	228,176	18,931,763
Bank of the Ozarks Inc.	922,574	43,241,043
Chemical Financial Corp.	341,945	16,553,558
Commerce Bancshares Inc./MO	663,953	37,732,449
Cullen/Frost Bankers Inc.	221,520	20,802,943
East West Bancorp. Inc.	702,535	41,154,500
First Horizon National Corp.	1,776,156	30,940,638
Fulton Financial Corp.	668,675	12,704,825
Home BancShares Inc./AR	958,918	23,877,058
International Bancshares Corp.	222,337	7,792,912
MB Financial Inc.	309,971	13,651,123
Pinnacle Financial Partners Inc.	550,825	34,591,810
Signature Bank/New York NYa	273,262	39,221,295
SVB Financial Group[a,b]	243,285	42,767,070
Synovus Financial Corp.	473,872	20,964,097
Texas Capital Bancshares Inc.[a,b]	248,535	19,236,609
Trustmark Corp.	237,797	7,647,552
UMB Financial Corp.	227,655	17,042,253
United Bankshares Inc./WV	352,917	13,834,346
Webster Financial Corp.	448,335	23,412,054

		486,099,898
BEVERAGES — 0.08%
Boston Beer Co. Inc. (The) Class Aa,b	38,451	5,081,300

		5,081,300

Security	Shares	Value
BIOTECHNOLOGY — 1.21%
Bioverativ Inc.[a]	821,741	$49,444,156
United Therapeutics Corp.[a,b]	239,644	31,089,016

		80,533,172
BUILDING PRODUCTS — 1.75%
AO Smith Corp.	1,118,915	63,028,482
Lennox International Inc.	291,792	53,584,683

		116,613,165
CAPITAL MARKETS — 3.49%
Eaton Vance Corp. NVS	541,614	25,629,174
FactSet Research Systems Inc.	215,842	35,868,624
Federated Investors Inc. Class B NVS	307,804	8,695,463
MarketAxess Holdings Inc.	285,558	57,425,714
MSCI Inc.	687,911	70,847,954
SEI Investments Co.	617,848	33,227,865

		231,694,794
CHEMICALS — 2.50%
Chemours Co. (The)	756,787	28,697,363
Minerals Technologies Inc.	267,760	19,600,032
NewMarket Corp.	38,806	17,869,387
RPM International Inc.	629,232	34,324,605
Scotts Miracle-Gro Co. (The) Class A	334,921	29,962,033
Sensient Technologies Corp.	208,479	16,788,814
Valvoline Inc.[b]	807,913	19,163,696

		166,405,930
COMMERCIAL SERVICES & SUPPLIES — 1.85%
Copart Inc.[a,b]	1,557,437	49,510,922
Deluxe Corp.	243,200	16,834,304
HNI Corp.	195,903	7,810,653
MSA Safety Inc.	239,245	19,419,517
Rollins Inc.	728,778	29,668,552

		123,243,948
COMMUNICATIONS EQUIPMENT — 1.34%
ARRIS International PLC[a]	584,933	16,389,823
Brocade Communications Systems Inc.	2,024,939	25,534,481
InterDigital Inc./PA	263,495	20,368,163
Plantronics Inc.	176,071	9,210,274
ViaSat Inc.[a,b]	261,643	17,320,767

		88,823,508

533

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

June 30, 2017

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 0.80%
Dycom Industries Inc.[a,b]	120,962	$10,828,518
EMCOR Group Inc.	216,979	14,186,087
Granite Construction Inc.	302,515	14,593,323
Valmont Industries Inc.	89,226	13,348,210

		52,956,138
CONSTRUCTION MATERIALS — 0.51%
Eagle Materials Inc.	368,765	34,081,261
		34,081,261
CONSUMER FINANCE — 0.57%
SLM Corp.[a,b]	3,274,799	37,660,188

		37,660,188
CONTAINERS & PACKAGING — 1.79%
AptarGroup Inc.	219,157	19,035,977
Packaging Corp. of America	715,718	79,723,828
Sonoco Products Co.	392,634	20,189,240

		118,949,045
DISTRIBUTORS — 0.56%
Pool Corp.	314,162	36,936,026

		36,936,026
DIVERSIFIED CONSUMER SERVICES — 0.73%
Service Corp. International/U.S.	885,517	29,620,544
Sotheby’sa,b	348,144	18,684,888

		48,305,432
ELECTRIC UTILITIES — 0.52%
Westar Energy Inc.	647,508	34,330,874

		34,330,874
ELECTRICAL EQUIPMENT — 0.77%
EnerSys	330,626	23,953,854
Hubbell Inc.	241,118	27,287,324

		51,241,178
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.69%
Belden Inc.	160,580	12,112,550
Cognex Corp.[b]	658,289	55,888,736
Coherent Inc.[a]	187,087	42,092,704
IPG Photonics Corp.[a,b]	285,493	41,425,034
Keysight Technologies Inc.[a,b]	799,852	31,138,238
Littelfuse Inc.	172,409	28,447,485
National Instruments Corp.	397,381	15,982,664
Trimble Inc.[a]	1,248,893	44,548,013

Security	Shares	Value
Zebra Technologies Corp. Class Aa,b	400,872	$40,295,654

		311,931,078
ENERGY EQUIPMENT & SERVICES — 0.25%
Patterson-UTI Energy Inc.	580,426	11,718,801
Superior Energy Services Inc.[a,b]	484,593	5,054,305

		16,773,106
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.25%
American Campus Communities Inc.	600,986	28,426,638
Camden Property Trust[b]	352,904	30,176,821
Corporate Office Properties Trust	521,252	18,259,458
CyrusOne Inc.[b]	308,454	17,196,310
DCT Industrial Trust Inc.[b]	698,388	37,321,855
Douglas Emmett Inc.[b]	1,115,730	42,632,043
Duke Realty Corp.	2,701,601	75,509,748
Education Realty Trust Inc.[b]	555,997	21,544,884
EPR Properties[b]	296,910	21,338,922
First Industrial Realty Trust Inc.	890,976	25,499,733
GEO Group Inc. (The)	493,796	14,601,548
Healthcare Realty Trust Inc.[b]	619,253	21,147,490
Highwoods Properties Inc.	451,570	22,899,115
Kilroy Realty Corp.[b]	746,701	56,114,580
Lamar Advertising Co. Class Ab	634,319	46,666,849
Liberty Property Trust	1,118,436	45,531,529
Mack-Cali Realty Corp.[b]	418,250	11,351,305
National Retail Properties Inc.[b]	657,184	25,695,894
Potlatch Corp.[b]	205,559	9,394,046
Rayonier Inc.	442,420	12,728,423
Tanger Factory Outlet Centers Inc.[b]	505,646	13,136,683
Taubman Centers Inc.[b]	253,612	15,102,595
Uniti Group Inc.[a]	1,199,662	30,159,503
Urban Edge Properties[b]	492,567	11,688,615
Weingarten Realty Investors[b]	897,395	27,011,589

		681,136,176
FOOD & STAPLES RETAILING — 0.17%
Sprouts Farmers Market Inc.[a]	485,831	11,013,789

		11,013,789

534

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

June 30, 2017

Security	Shares	Value
FOOD PRODUCTS — 1.80%
Ingredion Inc.	255,959	$30,512,872
Lamb Weston Holdings Inc.	653,644	28,786,482
Lancaster Colony Corp.	148,033	18,151,807
Post Holdings Inc.[a,b]	503,460	39,093,669
Tootsie Roll Industries Inc.[b]	91,194	3,178,111

		119,722,941
GAS UTILITIES — 0.93%
National Fuel Gas Co.	356,923	19,930,580
Southwest Gas Holdings Inc.	361,327	26,398,551
WGL Holdings Inc.	187,622	15,653,303

		61,982,434
HEALTH CARE EQUIPMENT & SUPPLIES — 4.30%
ABIOMED Inc.[a]	309,609	44,366,970
Globus Medical Inc. Class Aa,b	259,929	8,616,646
Hill-Rom Holdings Inc.	283,174	22,543,482
Masimo Corp.[a]	345,822	31,532,050
NuVasive Inc.[a,b]	384,910	29,607,277
ResMed Inc.	711,126	55,375,382
Teleflex Inc.	198,210	41,180,110
West Pharmaceutical Services Inc.	558,823	52,819,950

		286,041,867
HEALTH CARE PROVIDERS & SERVICES — 2.75%
Acadia Healthcare Co. Inc.[a,b]	117,066	5,780,719
HealthSouth Corp.	680,504	32,936,394
MEDNAX Inc.[a,b]	438,145	26,450,814
VCA Inc.[a]	617,430	56,994,963
WellCare Health Plans Inc.[a]	338,034	60,697,385

		182,860,275
HEALTH CARE TECHNOLOGY — 0.49%
Medidata Solutions Inc.[a]	421,204	32,938,153

		32,938,153
HOTELS, RESTAURANTS & LEISURE — 5.07%
Brinker International Inc.	371,751	14,163,713
Buffalo Wild Wings Inc.[a,b]	121,702	15,419,643
Cheesecake Factory Inc. (The)	338,896	17,046,469
Churchill Downs Inc.	93,933	17,217,919
Cracker Barrel Old Country Store Inc.[b]	131,519	21,996,553
Domino’s Pizza Inc.	365,369	77,286,504
Dunkin’ Brands Group Inc.	700,166	38,593,150

Security	Shares	Value
Jack in the Box Inc.	223,494	$22,014,159
Panera Bread Co. Class Aa	162,092	51,000,627
Papa John’s International Inc.	202,018	14,496,811
Texas Roadhouse Inc.	490,466	24,989,243
Wendy’s Co. (The)	1,454,576	22,560,474

		336,785,265
HOUSEHOLD DURABLES — 1.30%
NVR Inc.[a]	26,482	63,837,774
Tempur Sealy International Inc.[a,b]	212,181	11,328,344
Tupperware Brands Corp.	163,396	11,475,301

		86,641,419
HOUSEHOLD PRODUCTS — 0.21%
Energizer Holdings Inc.	292,566	14,049,019

		14,049,019
INDUSTRIAL CONGLOMERATES — 0.70%
Carlisle Companies Inc.	490,788	46,821,175

		46,821,175
INSURANCE 1.20%
Brown & Brown Inc.	873,864	37,637,322
Primerica Inc.	321,427	24,348,095
RenaissanceRe Holdings Ltd.	127,391	17,713,719

		79,699,136
INTERNET SOFTWARE & SERVICES — 1.35%
j2 Global Inc.	366,144	31,155,193
LogMeIn Inc.	400,249	41,826,020
WebMD Health Corp.[a,b]	286,667	16,813,020

		89,794,233
IT SERVICES — 4.09%
Acxiom Corp.[a]	271,507	7,053,752
Broadridge Financial Solutions Inc.	893,293	67,497,219
Convergys Corp.	311,337	7,403,594
CoreLogic Inc./U.S.[a]	643,064	27,896,116
Jack Henry & Associates Inc.	589,957	61,278,834
MAXIMUS Inc.	492,482	30,844,148
Sabre Corp.	750,461	16,337,536
Science Applications International Corp.	332,054	23,051,189
WEX Inc.[a,b]	293,276	30,579,888

		271,942,276

535

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

June 30, 2017

Security	Shares	Value
LEISURE PRODUCTS — 0.30%
Polaris Industries Inc.[b]	213,641	$19,704,109

		19,704,109
LIFE SCIENCES TOOLS & SERVICES — 1.72%
Bio-Rad Laboratories Inc. Class Aa,b	77,842	17,616,423
Bio-Techne Corp.	283,636	33,327,230
Charles River Laboratories International Inc.[a]	225,406	22,799,817
INC Research Holdings Inc. Class Aa	411,053	24,046,601
PAREXEL International Corp.[a]	188,974	16,423,730

		114,213,801
MACHINERY — 6.35%
Crane Co.	384,286	30,504,623
Donaldson Co. Inc.	702,558	31,994,491
Graco Inc.	422,054	46,122,061
IDEX Corp.	579,747	65,517,209
Kennametal Inc.	283,421	10,605,614
Lincoln Electric Holdings Inc.	469,889	43,272,078
Nordson Corp.	407,235	49,405,750
Oshkosh Corp.	296,816	20,444,686
Toro Co. (The)	817,349	56,634,112
Wabtec Corp./DEb	426,500	39,024,750
Woodward Inc.	418,967	28,313,790

		421,839,164
MEDIA — 1.42%
AMC Networks Inc. Class Aa,b	273,368	14,600,585
Cable One Inc.	35,635	25,332,921
Cinemark Holdings Inc.	460,854	17,904,178
John Wiley & Sons Inc. Class A	161,861	8,538,168
Live Nation Entertainment Inc.[a,b]	527,676	18,389,509
Meredith Corp.	157,531	9,365,218

		94,130,579
METALS & MINING — 1.84%
Compass Minerals International Inc.[b]	116,734	7,622,730
Royal Gold Inc.	496,410	38,804,370
Steel Dynamics Inc.	1,230,767	44,073,766
U.S. Steel Corp.	663,486	14,689,580
Worthington Industries Inc.	335,329	16,840,223

		122,030,669

Security	Shares	Value
MULTI-UTILITIES — 0.83%
Black Hills Corp.	243,705	$16,442,776
MDU Resources Group Inc.	1,483,813	38,875,901

		55,318,677
OIL, GAS & CONSUMABLE FUELS — 1.13%
Energen Corp.[a]	311,120	15,359,994
Gulfport Energy Corp.[a,b]	716,217	10,564,201
Matador Resources Co.[a,b]	337,522	7,212,845
QEP Resources Inc.[a]	699,149	7,061,405
SM Energy Co.[b]	360,433	5,957,958
Southwestern Energy Co.[a,b]	2,161,916	13,144,449
WPX Energy Inc.[a]	1,612,086	15,572,751

		74,873,603
PERSONAL PRODUCTS — 0.25%
Nu Skin Enterprises Inc. Class A	260,380	16,362,279

		16,362,279
PHARMACEUTICALS — 0.73%
Akorn Inc.[a,b]	662,411	22,217,265
Catalent Inc.[a,b]	400,527	14,058,498
Prestige Brands Holdings Inc.[a,b]	230,353	12,164,942

		48,440,705
PROFESSIONAL SERVICES — 0.46%
Dun & Bradstreet Corp. (The)	280,323	30,316,932

		30,316,932
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.12%
Alexander & Baldwin Inc.	194,879	8,064,093

		8,064,093
ROAD & RAIL — 1.65%
Avis Budget Group Inc.[a,b]	642,842	17,530,301
Genesee & Wyoming Inc. Class Aa,b	219,690	15,024,599
Landstar System Inc.	318,523	27,265,569
Old Dominion Freight Line Inc.	526,133	50,108,907

		109,929,376
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.08%
Cirrus Logic Inc.[a]	489,375	30,693,600
Cypress Semiconductor Corp.	1,058,490	14,448,389
Integrated Device Technology Inc.[a,b]	1,010,393	26,058,035
Microsemi Corp.[a]	877,324	41,058,763

536

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

June 30, 2017

Security	Shares	Value
Monolithic Power Systems Inc.	288,428	$27,804,459
Silicon Laboratories Inc.[a,b]	321,737	21,990,724
Teradyne Inc.	861,567	25,872,857
Versum Materials Inc.	520,162	16,905,265

		204,832,092
SOFTWARE — 6.84%
ACI Worldwide Inc.[a,b]	423,396	9,471,368
Blackbaud Inc.	364,765	31,278,599
Cadence Design Systems Inc.[a]	1,529,464	51,221,749
CDK Global Inc.	1,103,105	68,458,696
CommVault Systems Inc.[a]	317,579	17,927,335
Fair Isaac Corp.	235,255	32,796,900
Fortinet Inc.[a]	1,135,036	42,495,748
Manhattan Associates Inc.[a,b]	353,490	16,988,729
PTC Inc.[a]	614,371	33,864,129
Take-Two Interactive Software Inc.[a,b]	788,897	57,889,262
Tyler Technologies Inc.[a,b]	256,380	45,038,275
Ultimate Software Group Inc. (The)[a,b]	225,766	47,424,406

		454,855,196
SPECIALTY RETAIL — 1.14%
Cabela’s Inc.[a]	216,936	12,890,337
Chico’s FAS Inc.	480,159	4,523,098
Dick’s Sporting Goods Inc.	666,829	26,559,799
Michaels Companies Inc. (The)[a,b]	405,645	7,512,545
Sally Beauty Holdings Inc.[a,b]	587,355	11,893,939
Urban Outfitters Inc.[a,b]	674,478	12,504,822

		75,884,540
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.73%
3D Systems Corp.[a,b]	587,259	10,981,744
NCR Corp.[a]	920,811	37,605,921

		48,587,665
TEXTILES, APPAREL & LUXURY GOODS — 1.34%
Carter’s Inc.	367,641	32,701,667
Deckers Outdoor Corp.[a,b]	125,128	8,541,237
Kate Spade & Co.[a]	974,685	18,021,926
Skechers U.S.A. Inc. Class Aa,b	1,016,448	29,985,216

		89,250,046
THRIFTS & MORTGAGE FINANCE — 0.34%
Washington Federal Inc.	679,509	22,559,699

		22,559,699

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.89%
GATX Corp.	132,293	$8,502,471
MSC Industrial Direct Co. Inc. Class A	342,546	29,445,254
Watsco Inc.	138,564	21,366,569

		59,314,294
WATER UTILITIES — 0.35%
Aqua America Inc.	701,648	23,364,878

		23,364,878

TOTAL COMMON STOCKS (Cost: $5,559,584,622)		6,635,574,015

SHORT-TERM INVESTMENTS — 6.10%

MONEY MARKET FUNDS — 6.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	396,661,546	396,780,545
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	8,599,942	8,599,942

		405,380,487

TOTAL SHORT-TERM INVESTMENTS (Cost: $405,338,898)		405,380,487

TOTAL INVESTMENTS IN SECURITIES —105.92% (Cost: $5,964,923,520)[f]		7,040,954,502
Other Assets, Less Liabilities — (5.92)%		(393,839,463)

NET ASSETS — 100.00%		$6,647,115,039

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $6,016,870,169. Net unrealized appreciation was $1,024,084,333, of which $1,241,564,392 represented gross unrealized appreciation on securities and $217,480,059 represented gross unrealized depreciation on securities.

537

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

June 30, 2017

Schedule 1 — Futures Contracts

Futures contracts outstanding as of June 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P MidCap 400 E-Mini	63	Sep. 2017	Chicago Mercantile	$10,950,904	$11,000,430	$49,526

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$6,635,574,015	$—	$—	$6,635,574,015
Money market funds	405,380,487	—	—	405,380,487

Total	$7,040,954,502	$—	$—	$7,040,954,502

Derivative financial instruments:[a]
Assets:
Futures contracts	$49,526	$—	$—	$49,526

Total	$49,526	$—	$—	$49,526

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

538

Schedule of Investments (Unaudited)

iSHARES® S&P MID-CAP 400 VALUE ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 1.61%
Esterline Technologies Corp.[a]	213,641	$20,253,167
KLX Inc.[a]	371,139	18,556,950
Orbital ATK Inc.	413,535	40,675,303
Teledyne Technologies Inc.[a]	81,257	10,372,456

		89,857,876
AIRLINES — 0.98%
JetBlue Airways Corp.[a]	2,390,045	54,564,727

		54,564,727
AUTO COMPONENTS — 0.66%
Cooper Tire & Rubber Co.	380,323	13,729,661
Dana Inc.	1,036,634	23,148,037

		36,877,698
BANKS — 9.06%
Associated Banc-Corp.	1,092,157	27,522,356
BancorpSouth Inc.	596,366	18,189,163
Bank of Hawaii Corp.	92,565	7,680,118
Cathay General Bancorp.	538,504	20,436,227
Chemical Financial Corp.	189,237	9,160,963
Cullen/Frost Bankers Inc.	200,297	18,809,891
East West Bancorp. Inc.	373,118	21,857,253
F.N.B. Corp.	2,315,952	32,793,880
Fulton Financial Corp.	628,423	11,940,037
Hancock Holding Co.	605,962	29,692,138
International Bancshares Corp.	209,537	7,344,272
MB Financial Inc.	220,626	9,716,369
PacWest Bancorp.	858,932	40,112,124
Prosperity Bancshares Inc.	498,113	31,998,779
Signature Bank/New York NYa	127,110	18,244,098
SVB Financial Group[a,b]	146,817	25,808,960
Synovus Financial Corp.	430,278	19,035,499
TCF Financial Corp.	1,229,296	19,594,978
Texas Capital Bancshares Inc.[a,b]	121,669	9,417,181
Trustmark Corp.	260,973	8,392,892
UMB Financial Corp.	101,510	7,599,039
Umpqua Holdings Corp.	1,580,167	29,011,866
United Bankshares Inc./WV	421,553	16,524,878
Valley National Bancorp.	1,892,391	22,349,138
Webster Financial Corp.	238,615	12,460,475
Wintrust Financial Corp.	399,020	30,501,089

		506,193,663

Security	Shares	Value
BEVERAGES — 0.07%
Boston Beer Co. Inc. (The) Class Aa,b	31,169	$4,118,983

		4,118,983
BIOTECHNOLOGY — 0.23%
United Therapeutics Corp.[a,b]	97,153	12,603,659

		12,603,659
CAPITAL MARKETS — 2.62%
Eaton Vance Corp. NVS	313,818	14,849,868
FactSet Research Systems Inc.	79,439	13,201,173
Federated Investors Inc. Class B NVS	331,420	9,362,615
Janus Henderson Group PLC[a,b]	1,292,331	42,789,079
Legg Mason Inc.	611,524	23,335,756
SEI Investments Co.	373,130	20,066,931
Stifel Financial Corp.[a,b]	491,124	22,581,882

		146,187,304
CHEMICALS — 3.49%
Ashland Global Holdings Inc.	446,117	29,403,572
Cabot Corp.	448,098	23,941,876
Chemours Co. (The)	608,748	23,083,724
NewMarket Corp.	29,904	13,770,194
Olin Corp.	1,188,986	36,002,496
PolyOne Corp.	586,341	22,714,850
RPM International Inc.	364,277	19,871,310
Sensient Technologies Corp.	121,073	9,750,009
Valvoline Inc.	704,712	16,715,769

		195,253,800
COMMERCIAL SERVICES & SUPPLIES — 1.21%
Clean Harbors Inc.[a,b]	373,546	20,855,073
Deluxe Corp.	118,713	8,217,314
Herman Miller Inc.	429,889	13,068,626
HNI Corp.	134,109	5,346,926
Pitney Bowes Inc.	1,338,255	20,207,650

		67,695,589
COMMUNICATIONS EQUIPMENT — 1.72%
ARRIS International PLC[a]	794,436	22,260,097
Brocade Communications Systems Inc.	1,034,315	13,042,712
Ciena Corp.[a,b]	1,016,573	25,434,656
NetScout Systems Inc.[a,b]	657,594	22,621,234
Plantronics Inc.	75,988	3,974,932
ViaSat Inc.[a,b]	133,348	8,827,638

		96,161,269

539

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

June 30, 2017

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 1.57%
AECOM[a,b]	1,116,069	$36,082,511
Dycom Industries Inc.[a,b]	109,793	9,828,669
EMCOR Group Inc.	221,311	14,469,313
KBR Inc.	1,027,934	15,645,155
Valmont Industries Inc.	77,946	11,660,722

		87,686,370
CONTAINERS & PACKAGING — 2.23%
AptarGroup Inc.	241,865	21,008,394
Bemis Co. Inc.	659,133	30,484,901
Greif Inc. Class A NVS	185,774	10,362,474
Owens-Illinois Inc.[a,b]	1,166,565	27,904,235
Silgan Holdings Inc.[b]	538,176	17,103,233
Sonoco Products Co.	342,286	17,600,346

		124,463,583
DIVERSIFIED CONSUMER SERVICES — 0.94%
Adtalem Global Education Inc.	409,272	15,531,873
Graham Holdings Co. Class B	33,385	20,019,315
Service Corp. International/U.S.	512,740	17,151,153

		52,702,341
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.18%
Frontier Communications Corp.[b]	8,472,963	9,828,637

		9,828,637
ELECTRIC UTILITIES — 3.48%
Great Plains Energy Inc.	1,544,641	45,227,089
Hawaiian Electric Industries Inc.	779,869	25,252,158
IDACORP Inc.	361,211	30,829,359
OGE Energy Corp.	1,430,547	49,768,730
PNM Resources Inc.	571,175	21,847,444
Westar Energy Inc.	407,514	21,606,392

		194,531,172
ELECTRICAL EQUIPMENT — 0.75%
Hubbell Inc.	139,667	15,806,114
Regal Beloit Corp.	321,350	26,206,093

		42,012,207
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.13%
Arrow Electronics Inc.[a,b]	636,424	49,908,370
Avnet Inc.	895,827	34,829,754
Belden Inc.	151,982	11,464,002
Jabil Inc.	1,306,273	38,130,109
Keysight Technologies Inc.[a,b]	569,741	22,180,017

Security	Shares	Value
Knowles Corp.[a,b]	641,006	$10,845,822
National Instruments Corp.	389,200	15,653,624
SYNNEX Corp.	208,968	25,067,801
Tech Data Corp.[a]	248,796	25,128,396
Trimble Inc.[a]	634,908	22,647,168
VeriFone Systems Inc.[a,b]	802,138	14,518,698
Vishay Intertechnology Inc.[b]	962,468	15,976,969

		286,350,730
ENERGY EQUIPMENT & SERVICES — 1.82%
Diamond Offshore Drilling Inc.[a,b]	468,276	5,071,429
Dril-Quip Inc.[a,b]	271,850	13,266,280
Ensco PLC Class A	2,186,951	11,284,667
Nabors Industries Ltd.	2,056,426	16,739,308
Oceaneering International Inc.	705,584	16,115,539
Oil States International Inc.[a,b]	371,967	10,098,904
Patterson-UTI Energy Inc.	642,188	12,965,776
Rowan Companies PLC Class Aa	907,951	9,297,418
Superior Energy Services Inc.[a]	651,047	6,790,420

		101,629,741
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.42%
American Campus Communities Inc.[b]	394,811	18,674,560
Camden Property Trust[b]	295,395	25,259,226
Care Capital Properties Inc.	603,136	16,103,731
CoreCivic Inc.	847,033	23,361,170
Corporate Office Properties Trust[b]	221,955	7,775,084
Cousins Properties Inc.[b]	3,003,666	26,402,224
CyrusOne Inc.[b]	269,121	15,003,496
EPR Properties	179,637	12,910,511
GEO Group Inc. (The)	429,465	12,699,280
Healthcare Realty Trust Inc.[b]	251,179	8,577,763
Highwoods Properties Inc.	307,666	15,601,743
Hospitality Properties Trust	1,167,564	34,034,491
LaSalle Hotel Properties[b]	809,613	24,126,467
Life Storage Inc.[b]	333,425	24,706,793
Mack-Cali Realty Corp.[b]	253,895	6,890,710
Medical Properties Trust Inc.[b]	2,608,749	33,574,600
National Retail Properties Inc.[b]	449,448	17,573,417
Omega Healthcare Investors Inc.[b]	1,409,882	46,554,304

540

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

June 30, 2017

Security	Shares	Value
Potlatch Corp.	100,417	$4,589,057
Quality Care Properties Inc.[a]	672,694	12,317,027
Rayonier Inc.[b]	508,833	14,639,125
Senior Housing Properties Trust	1,687,616	34,494,871
Tanger Factory Outlet Centers Inc.[b]	216,402	5,622,124
Taubman Centers Inc.[b]	196,359	11,693,178
Urban Edge Properties[b]	250,212	5,937,531
Washington Prime Group Inc.[b]	1,335,151	11,175,214

		470,297,697
FOOD & STAPLES RETAILING — 0.97%
Casey’s General Stores Inc.	280,873	30,084,307
Sprouts Farmers Market Inc.[a]	475,507	10,779,744
United Natural Foods Inc.[a,b]	363,888	13,354,689

		54,218,740
FOOD PRODUCTS — 3.01%
Dean Foods Co.	653,470	11,108,990
Flowers Foods Inc.	1,320,140	22,851,624
Hain Celestial Group Inc. (The)[a,b]	741,905	28,800,752
Ingredion Inc.	272,315	32,462,671
Lamb Weston Holdings Inc.	378,404	16,664,912
Snyder’s-Lance Inc.	616,986	21,360,055
Tootsie Roll Industries Inc.[b]	43,987	1,532,947
TreeHouse Foods Inc.[a,b]	408,129	33,340,058

		168,122,009
GAS UTILITIES — 3.67%
Atmos Energy Corp.	754,051	62,548,531
National Fuel Gas Co.	276,017	15,412,789
New Jersey Resources Corp.	619,871	24,608,879
ONE Gas Inc.	376,064	26,253,028
UGI Corp.	1,239,903	60,023,704
WGL Holdings Inc.	191,217	15,953,234

		204,800,165
HEALTH CARE EQUIPMENT & SUPPLIES — 2.85%
Globus Medical Inc. Class Aa,b	276,042	9,150,792
Halyard Health Inc.[a]	335,349	13,172,509
Hill-Rom Holdings Inc.	163,853	13,044,337
LivaNova PLC[a,b]	311,242	19,051,123
ResMed Inc.	345,733	26,922,229
STERIS PLC	608,419	49,586,148
Teleflex Inc.	135,452	28,141,508

		159,068,646

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 1.84%
Acadia Healthcare Co. Inc.[a,b]	438,595	$21,657,821
LifePoint Health Inc.[a,b]	289,765	19,457,720
MEDNAX Inc.[a,b]	253,894	15,327,581
Molina Healthcare Inc.[a,b]	306,707	21,217,990
Owens & Minor Inc.	439,648	14,152,269
Tenet Healthcare Corp.[a,b]	577,836	11,175,348

		102,988,729
HEALTH CARE TECHNOLOGY — 0.30%
Allscripts Healthcare Solutions Inc.[a,b]	1,302,865	16,624,557

		16,624,557
HOTELS, RESTAURANTS & LEISURE — 0.27%
Cracker Barrel Old Country Store Inc.[b]	48,464	8,105,604
International Speedway Corp. Class A	180,737	6,786,674

		14,892,278
HOUSEHOLD DURABLES — 2.35%
CalAtlantic Group Inc.[b]	553,110	19,552,439
Helen of Troy Ltd.[a]	194,091	18,263,963
KB Home[b]	597,019	14,310,545
Tempur Sealy International Inc.[a,b]	138,635	7,401,723
Toll Brothers Inc.	1,060,208	41,888,818
TRI Pointe Group Inc.[a,b]	1,142,478	15,069,285
Tupperware Brands Corp.	211,878	14,880,192

		131,366,965
HOUSEHOLD PRODUCTS — 0.14%
Energizer Holdings Inc.	169,093	8,119,846

		8,119,846
INSURANCE — 7.56%
Alleghany Corp.[a]	99,264	59,042,227
American Financial Group Inc./OH	527,313	52,399,093
Aspen Insurance Holdings Ltd.	429,244	21,397,814
CNO Financial Group Inc.	1,152,442	24,062,989
First American Financial Corp.	789,044	35,262,376
Genworth Financial Inc. Class Aa	3,544,429	13,362,497
Hanover Insurance Group Inc. (The)	305,983	27,119,273

541

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

June 30, 2017

Security	Shares	Value
Kemper Corp.	348,675	$13,458,855
Mercury General Corp.	262,310	14,164,740
Old Republic International Corp.	1,754,070	34,256,987
Reinsurance Group of America Inc.	460,756	59,156,463
RenaissanceRe Holdings Ltd.	147,528	20,513,768
WR Berkley Corp.	693,957	48,001,006

		422,198,088
INTERNET & DIRECT MARKETING RETAIL — 0.13%
HSN Inc.	230,250	7,344,975

		7,344,975
INTERNET SOFTWARE & SERVICES — 0.24%
Cars.com Inc.[a]	514,144	13,691,655

		13,691,655
IT SERVICES — 2.69%
Acxiom Corp.[a]	310,974	8,079,105
Convergys Corp.	385,674	9,171,328
DST Systems Inc.	442,840	27,323,228
Leidos Holdings Inc.	1,027,748	53,124,294
NeuStar Inc. Class Aa,b	251,532	8,388,592
Sabre Corp.	768,211	16,723,953
Teradata Corp.[a,b]	938,439	27,674,566

		150,485,066
LEISURE PRODUCTS — 1.08%
Brunswick Corp./DE	639,920	40,142,182
Polaris Industries Inc.[b]	218,648	20,165,905

		60,308,087
LIFE SCIENCES TOOLS & SERVICES — 0.83%
Bio-Rad Laboratories Inc. Class Aa,b	76,191	17,242,785
Charles River Laboratories International Inc.[a]	130,089	13,158,502
PAREXEL International Corp.[a]	185,851	16,152,311

		46,553,598
MACHINERY — 3.58%
AGCO Corp.	478,371	32,237,422
Donaldson Co. Inc.	285,020	12,979,811
ITT Inc.	635,864	25,549,016
Kennametal Inc.	312,753	11,703,217
Oshkosh Corp.	257,721	17,751,822
Terex Corp.	699,553	26,233,237
Timken Co. (The)	503,541	23,288,771

Security	Shares	Value
Trinity Industries Inc.	1,090,903	$30,578,011
Wabtec Corp./DEb	216,921	19,848,272

		200,169,579
MARINE — 0.46%
Kirby Corp.[a,b]	387,079	25,876,231

		25,876,231
MEDIA — 1.61%
AMC Networks Inc. Class Aa,b	139,569	7,454,380
Cinemark Holdings Inc.	327,420	12,720,267
John Wiley & Sons Inc. Class A	170,687	9,003,739
Live Nation Entertainment Inc.[a,b]	461,277	16,075,504
Meredith Corp.[b]	115,315	6,855,477
New York Times Co. (The) Class A	877,286	15,527,962
TEGNA Inc.	1,540,149	22,193,547

		89,830,876
METALS & MINING — 2.21%
Allegheny Technologies Inc.[b]	782,754	13,314,646
Carpenter Technology Corp.	335,998	12,576,405
Commercial Metals Co.	831,484	16,155,734
Compass Minerals International Inc.[b]	133,790	8,736,487
Reliance Steel & Aluminum Co.	522,289	38,027,862
Steel Dynamics Inc.	572,773	20,511,001
U.S. Steel Corp.[b]	628,491	13,914,791

		123,236,926
MULTI-UTILITIES — 1.19%
Black Hills Corp.	153,816	10,377,965
NorthWestern Corp.	346,155	21,122,378
Vectren Corp.	594,506	34,742,931

		66,243,274
MULTILINE RETAIL — 0.44%
Big Lots Inc.[b]	321,617	15,534,101
Dillard’s Inc. Class Ab	154,946	8,938,835

		24,472,936
OIL, GAS & CONSUMABLE FUELS — 2.95%
CONSOL Energy Inc.[a]	1,271,311	18,993,387
Energen Corp.[a]	404,103	19,950,565
Gulfport Energy Corp.[a,b]	470,459	6,939,270
HollyFrontier Corp.	1,271,059	34,915,991
Matador Resources Co.[a,b]	358,017	7,650,823
PBF Energy Inc. Class A	787,303	17,525,365

542

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

June 30, 2017

Security	Shares	Value
QEP Resources Inc.[a]	1,074,681	$10,854,278
SM Energy Co.[b]	369,261	6,103,884
Southwestern Energy Co.[a]	1,605,903	9,763,890
World Fuel Services Corp.	495,449	19,050,014
WPX Energy Inc.[a,b]	1,343,904	12,982,113

		164,729,580
PAPER & FOREST PRODUCTS — 0.76%
Domtar Corp.	449,250	17,260,185
Louisiana-Pacific Corp.[a]	1,038,121	25,029,097

		42,289,282
PERSONAL PRODUCTS — 0.90%
Avon Products Inc.[a]	3,161,870	12,015,106
Edgewell Personal Care Co.[a]	411,602	31,289,984
Nu Skin Enterprises Inc. Class A	111,130	6,983,409

		50,288,499
PHARMACEUTICALS — 0.77%
Catalent Inc.[a]	520,227	18,259,968
Endo International PLC[a]	1,425,750	15,925,627
Prestige Brands Holdings Inc.[a,b]	164,543	8,689,516

		42,875,111
PROFESSIONAL SERVICES — 1.15%
FTI Consulting Inc.[a]	297,299	10,393,573
ManpowerGroup Inc.	480,502	53,648,048

		64,041,621
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.84%
Alexander & Baldwin Inc.	150,448	6,225,538
Jones Lang LaSalle Inc.[b]	324,506	40,563,250

		46,788,788
ROAD & RAIL — 0.95%
Genesee & Wyoming Inc. Class Aa,b	234,155	16,013,860
Ryder System Inc.	384,041	27,643,271
Werner Enterprises Inc.	321,805	9,444,977

		53,102,108
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.77%
Cree Inc.[a,b]	698,143	17,209,225
Cypress Semiconductor Corp.	1,371,425	18,719,951
First Solar Inc.[a,b]	561,067	22,375,352
Synaptics Inc.[a,b]	246,534	12,748,273
Teradyne Inc.	613,995	18,438,270
Versum Materials Inc.	288,996	9,392,370

		98,883,441

Security	Shares	Value
SOFTWARE — 0.90%
ACI Worldwide Inc.[a,b]	449,541	$10,056,232
Cadence Design Systems Inc.[a]	562,290	18,831,092
Manhattan Associates Inc.[a,b]	165,730	7,964,984
PTC Inc.[a]	249,043	13,727,250

		50,579,558
SPECIALTY RETAIL — 2.60%
Aaron’s Inc.	451,216	17,552,302
American Eagle Outfitters Inc.	1,195,790	14,409,270
Cabela’s Inc.[a]	167,409	9,947,443
Chico’s FAS Inc.	489,073	4,607,068
GameStop Corp. Class A	727,277	15,716,456
Michaels Companies Inc. (The)[a]	382,866	7,090,678
Murphy USA Inc.[a,b]	248,030	18,381,503
Office Depot Inc.	3,707,104	20,908,067
Sally Beauty Holdings Inc.[a]	436,805	8,845,301
Williams-Sonoma Inc.	571,451	27,715,373

		145,173,461
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.35%
3D Systems Corp.[a,b]	226,948	4,243,928
Diebold Nixdorf Inc.	541,869	15,172,332

		19,416,260
TEXTILES, APPAREL & LUXURY GOODS — 0.14%
Deckers Outdoor Corp.[a,b]	113,480	7,746,145

		7,746,145
THRIFTS & MORTGAGE FINANCE — 0.82%
New York Community Bancorp. Inc.	3,503,748	46,004,211

		46,004,211
TRADING COMPANIES & DISTRIBUTORS — 0.64%
GATX Corp.	157,891	10,147,654
NOW Inc.[a,b]	773,999	12,445,904
Watsco Inc.	87,368	13,472,146

		36,065,704
WATER UTILITIES — 0.36%
Aqua America Inc.	611,657	20,368,178

		20,368,178
WIRELESS TELECOMMUNICATION SERVICES — 0.33%
Telephone & Data Systems Inc.	673,140	18,679,635

		18,679,635

TOTAL COMMON STOCKS
(Cost: $5,115,623,301)		5,576,661,854

543

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

June 30, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 10.86%

MONEY MARKET FUNDS — 10.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	572,158,218	$572,329,866
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	34,283,121	34,283,121

		606,612,987

TOTAL SHORT-TERM INVESTMENTS
(Cost: $606,567,617)		606,612,987

Value
TOTAL INVESTMENTS IN SECURITIES — 110.68%
(Cost: $5,722,190,918)[f]	$6,183,274,841
Other Assets, Less Liabilities — (10.68)%	(596,731,095)

NET ASSETS — 100.00%	$5,586,543,746

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $5,845,168,102. Net unrealized appreciation was $338,106,739, of which $715,391,956 represented gross unrealized appreciation on securities and $377,285,217 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of June 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P MidCap 400 E-Mini	55	Sep. 2017	Chicago Mercantile	$9,555,594	$9,603,550	$47,956

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$5,576,661,854	$—	$—	$5,576,661,854
Money market funds	606,612,987	—	—	606,612,987

Total	$6,183,274,841	$—	$—	$6,183,274,841

Derivative financial instruments[a]:
Assets:
Futures contracts	$47,956	$—	$—	$47,956

Total	$47,956	$—	$—	$47,956

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

544

Schedule of Investments (Unaudited)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 1.30%
Aerojet Rocketdyne Holdings Inc.[a,b]	576,198	$11,984,918
Aerovironment Inc.[a,b]	119,192	4,553,134
Axon Enterprise Inc.[a,b]	628,656	15,804,412
Mercury Systems Inc.[a]	575,872	24,238,453

		56,580,917
AIR FREIGHT & LOGISTICS — 0.29%
Forward Air Corp.	240,045	12,789,598

		12,789,598
AIRLINES — 1.18%
Allegiant Travel Co.	157,083	21,300,455
Hawaiian Holdings Inc.[a,b]	640,324	30,063,212

		51,363,667
AUTO COMPONENTS — 1.72%
Dorman Products Inc.[a,b]	360,357	29,826,749
Fox Factory Holding Corp.[a,b]	411,969	14,666,096
LCI Industries	298,331	30,549,095

		75,041,940
AUTOMOBILES — 0.26%
Winnebago Industries Inc.	320,757	11,226,495

		11,226,495
BANKS — 9.86%
Ameris Bancorp.	443,962	21,398,968
Boston Private Financial Holdings Inc.	591,746	9,083,301
Brookline Bancorp. Inc.	585,398	8,546,811
Central Pacific Financial Corp.	350,107	11,017,867
City Holding Co.	100,903	6,646,481
Columbia Banking System Inc.	370,181	14,751,713
Community Bank System Inc.	341,166	19,026,828
Customers Bancorp. Inc.[a]	348,678	9,860,614
CVB Financial Corp.[b]	711,137	15,950,803
First BanCorp./Puerto Rico[a]	1,902,083	11,013,061
First Commonwealth Financial Corp.	681,374	8,639,822
First Financial Bancorp.	476,451	13,197,693
First Financial Bankshares Inc.	789,091	34,877,822
First Midwest Bancorp. Inc./IL	567,744	13,234,113
Glacier Bancorp. Inc.	631,920	23,134,591
Great Western Bancorp. Inc.	407,504	16,630,238

Security	Shares	Value
Hanmi Financial Corp.	391,521	$11,138,772
Independent Bank Corp./Rockland MA	210,102	14,003,298
LegacyTexas Financial Group Inc.	501,243	19,112,396
National Bank Holdings Corp. Class A	323,191	10,700,854
NBT Bancorp. Inc.	320,064	11,826,365
ServisFirst Bancshares Inc.	528,770	19,506,325
Simmons First National Corp. Class A	198,449	10,497,952
Southside Bancshares Inc.	328,509	11,478,105
Sterling Bancorp./DE	1,626,391	37,813,591
Tompkins Financial Corp.	149,203	11,745,260
United Community Banks Inc./GA	851,331	23,667,002
Westamerica Bancorp.	190,833	10,694,281

		429,194,927
BEVERAGES — 0.14%
Coca-Cola Bottling Co. Consolidated	26,647	6,098,699

		6,098,699
BIOTECHNOLOGY — 2.71%
AMAG Pharmaceuticals Inc.[a,b]	426,234	7,842,706
Cytokinetics Inc.[a,b]	553,259	6,694,434
Eagle Pharmaceuticals Inc./DEa,b	93,712	7,392,940
Emergent BioSolutions Inc.[a,b]	195,378	6,625,268
Enanta Pharmaceuticals Inc.[a]	167,104	6,012,402
Ligand Pharmaceuticals Inc.[a,b]	228,151	27,697,531
MiMedx Group Inc.[a,b]	1,219,771	18,259,972
Momenta Pharmaceuticals Inc.[a,b]	804,421	13,594,715
Progenics Pharmaceuticals Inc.[a,b]	838,641	5,694,372
Repligen Corp.[a,b]	442,096	18,320,458

		118,134,798
BUILDING PRODUCTS — 3.50%
AAON Inc.[b]	469,489	17,300,670
American Woodmark Corp.[a]	88,874	8,491,911
Apogee Enterprises Inc.	204,992	11,651,745
Gibraltar Industries Inc.[a,b]	378,216	13,483,400
Griffon Corp.	378,743	8,313,409

545

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2017

Security	Shares	Value
Insteel Industries Inc.[b]	206,368	$6,803,953
Patrick Industries Inc.[a,b]	191,732	13,967,676
PGT Innovations Inc.[a,b]	601,470	7,698,816
Quanex Building Products Corp.	417,814	8,836,766
Simpson Manufacturing Co. Inc.	486,250	21,253,987
Trex Co. Inc.[a,b]	352,636	23,859,352
Universal Forest Products Inc.	123,996	10,826,091

		152,487,776
CAPITAL MARKETS — 1.67%
Evercore Partners Inc. Class A	492,317	34,708,348
Financial Engines Inc.	449,701	16,459,057
Greenhill & Co. Inc.	155,188	3,119,279
Piper Jaffray Companies	171,189	10,262,781
WisdomTree Investments Inc.	794,250	8,077,522

		72,626,987
CHEMICALS — 3.24%
A Schulman Inc.	156,154	4,996,928
Balchem Corp.	380,473	29,566,557
Flotek Industries Inc.[a,b]	277,212	2,478,275
Hawkins Inc.	71,688	3,322,739
Ingevity Corp.[a]	504,506	28,958,644
Innophos Holdings Inc.	170,602	7,479,192
Innospec Inc.	140,038	9,179,491
Koppers Holdings Inc.[a]	160,583	5,805,075
Kraton Corp.[a,b]	376,165	12,955,123
Quaker Chemical Corp.	159,481	23,161,426
Stepan Co.	148,545	12,944,211

		140,847,661
COMMERCIAL SERVICES & SUPPLIES — 3.63%
ABM Industries Inc.	320,110	13,290,967
Brady Corp. Class A	409,806	13,892,424
Healthcare Services Group Inc.	575,398	26,945,888
Matthews International Corp. Class A	271,005	16,599,056
Mobile Mini Inc.	242,316	7,233,133
Multi-Color Corp.	105,814	8,634,422
Tetra Tech Inc.	684,541	31,317,751
U.S. Ecology Inc.	263,206	13,291,903
UniFirst Corp./MAb	107,973	15,191,801
Viad Corp.	246,210	11,633,423

		158,030,768
COMMUNICATIONS EQUIPMENT — 1.79%
ADTRAN Inc.	370,576	7,652,394

Security	Shares	Value
Applied Optoelectronics Inc.[a,b]	75,976	$4,694,557
CalAmp Corp.[a,b]	182,225	3,704,634
Lumentum Holdings Inc.[a]	664,956	37,935,740
NETGEAR Inc.[a,b]	224,015	9,655,047
Oclaro Inc.[a,b]	1,522,136	14,216,750

		77,859,122
CONSTRUCTION & ENGINEERING — 0.20%
MYR Group Inc.[a]	201,330	6,245,256
Orion Group Holdings Inc.[a]	344,763	2,575,380

		8,820,636
CONSTRUCTION MATERIALS — 0.22%
U.S. Concrete Inc.[a,b]	122,665	9,635,336

		9,635,336
CONSUMER FINANCE — 0.24%
Green Dot Corp. Class Aa,b	270,459	10,420,785

		10,420,785
DIVERSIFIED CONSUMER SERVICES — 0.51%
Capella Education Co.	137,943	11,807,921
Career Education Corp.[a]	459,157	4,407,907
Strayer Education Inc.[b]	64,333	5,997,122

		22,212,950
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.94%
ATN International Inc.	65,622	4,491,170
Cincinnati Bell Inc.[a,b]	299,585	5,856,887
Cogent Communications Holdings Inc.	491,959	19,727,556
Consolidated Communications Holdings Inc.	394,512	8,470,172
Lumos Networks Corp.[a]	134,083	2,396,063

		40,941,848
ELECTRICAL EQUIPMENT — 0.34%
AZZ Inc.	204,520	11,412,216
Vicor Corp.[a,b]	198,274	3,549,105

		14,961,321
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.39%
Badger Meter Inc.	347,962	13,866,286
Bel Fuse Inc. Class B	62,746	1,549,826
CTS Corp.	398,725	8,612,460
ePlus Inc.[a]	82,477	6,111,546
Fabrinet[a,b]	448,984	19,153,658
FARO Technologies Inc.[a,b]	107,324	4,056,847

546

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2017

Security	Shares	Value
II-VI Inc.[a,b]	658,949	$22,601,951
Itron Inc.[a]	402,971	27,301,285
Methode Electronics Inc.	242,900	10,007,480
Rogers Corp.[a]	152,641	16,579,865
TTM Technologies Inc.[a,b]	1,026,926	17,827,435

		147,668,639
ENERGY EQUIPMENT & SERVICES — 1.35%
Archrock Inc.	368,659	4,202,712
Geospace Technologies Corp.[a]	76,861	1,062,988
Helix Energy Solutions Group Inc.[a]	688,111	3,880,946
McDermott International Inc.[a,b]	1,509,153	10,820,627
Pioneer Energy Services Corp.[a,b]	372,850	764,342
Tesco Corp.[a]	210,320	935,924
TETRA Technologies Inc.[a]	475,105	1,325,543
U.S. Silica Holdings Inc.	874,224	31,026,210
Unit Corp.[a,b]	246,068	4,608,854

		58,628,146
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.22%
Acadia Realty Trust[b]	438,097	12,179,097
Agree Realty Corp.	338,021	15,505,023
American Assets Trust Inc.	495,825	19,530,547
Armada Hoffler Properties Inc.[b]	235,869	3,054,504
CareTrust REIT Inc.[b]	867,962	16,092,015
CBL & Associates Properties Inc.[b]	467,323	3,939,533
Chatham Lodging Trust[b]	34,206	687,198
CoreSite Realty Corp.[b]	410,166	42,464,486
DiamondRock Hospitality Co.	1,246,733	13,651,726
EastGroup Properties Inc.[b]	404,430	33,891,234
Four Corners Property Trust Inc.[b]	721,342	18,112,898
Franklin Street Properties Corp.	678,431	7,517,015
Getty Realty Corp.[b]	327,828	8,228,483
Hersha Hospitality Trust[b]	291,866	5,402,440
Independence Realty Trust Inc.[b]	113,993	1,125,111
Lexington Realty Trust[b]	2,593,319	25,699,791
LTC Properties Inc.[b]	314,284	16,151,055
National Storage Affiliates Trust	531,083	12,273,328
Parkway Inc.[b]	267,382	6,120,374
Pennsylvania REIT[b]	371,765	4,208,380

Security	Shares	Value
PS Business Parks Inc.	152,771	$20,225,353
Ramco-Gershenson Properties Trust[b]	180,069	2,322,890
Retail Opportunity Investments Corp.[b]	884,248	16,968,719
Sabra Health Care REIT Inc.[b]	403,057	9,713,674
Saul Centers Inc.	99,883	5,791,216
Summit Hotel Properties Inc.[b]	1,250,245	23,317,069
Universal Health Realty Income Trust[b]	97,911	7,787,841
Urstadt Biddle Properties Inc. Class Ab	301,176	5,963,285

		357,924,285
FOOD & STAPLES RETAILING — 0.27%
SpartanNash Co.	456,721	11,856,477

		11,856,477
FOOD PRODUCTS — 1.31%
B&G Foods Inc.	793,766	28,258,070
Calavo Growers Inc.	184,730	12,755,606
J&J Snack Foods Corp.	99,298	13,114,287
John B Sanfilippo & Son Inc.	45,293	2,858,441

		56,986,404
GAS UTILITIES — 0.75%
South Jersey Industries Inc.	951,554	32,514,600

		32,514,600
HEALTH CARE EQUIPMENT & SUPPLIES — 5.79%
Abaxis Inc.	159,547	8,459,182
Analogic Corp.	67,724	4,920,149
Anika Therapeutics Inc.[a,b]	121,985	6,018,740
Cantel Medical Corp.	433,148	33,746,561
CryoLife Inc.[a]	328,327	6,550,124
Haemonetics Corp.[a,b]	322,676	12,742,475
ICU Medical Inc.[a]	179,617	30,983,932
Inogen Inc.[a]	119,813	11,432,556
Integra LifeSciences Holdings Corp.[a,b]	464,239	25,305,668
Lantheus Holdings Inc.[a,b]	350,980	6,194,797
LeMaitre Vascular Inc.	151,987	4,745,034
Meridian Bioscience Inc.	246,407	3,880,910
Merit Medical Systems Inc.[a]	599,036	22,853,223
Natus Medical Inc.[a,b]	177,769	6,630,784
Neogen Corp.[a,b]	456,534	31,551,065
OraSure Technologies Inc.[a,b]	692,985	11,960,921

547

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2017

Security	Shares	Value
Orthofix International NVa	87,185	$4,052,359
Surmodics Inc.[a]	162,887	4,585,269
Varex Imaging Corp.[a]	451,819	15,271,482

		251,885,231
HEALTH CARE PROVIDERS & SERVICES — 2.68%
AMN Healthcare Services Inc.[a,b]	572,881	22,371,003
BioTelemetry Inc.[a]	343,585	11,492,918
Chemed Corp.	102,320	20,927,510
CorVel Corp.[a,b]	51,730	2,454,589
Cross Country Healthcare Inc.[a,b]	380,328	4,910,034
Ensign Group Inc. (The)	302,689	6,589,540
HealthEquity Inc.[a,b]	296,655	14,782,319
Landauer Inc.	117,785	6,160,156
Magellan Health Inc.[a]	137,785	10,044,526
Tivity Health Inc.[a,b]	199,146	7,935,968
U.S. Physical Therapy Inc.	151,701	9,162,740

		116,831,303
HEALTH CARE TECHNOLOGY — 1.05%
HealthStream Inc.[a,b]	305,919	8,051,788
HMS Holdings Corp.[a,b]	1,007,790	18,644,115
Omnicell Inc.[a,b]	442,776	19,083,646

		45,779,549
HOTELS, RESTAURANTS & LEISURE — 3.74%
Belmond Ltd. Class Aa,b	1,021,963	13,592,108
Biglari Holdings Inc.[a,b]	7,500	2,998,050
Bob Evans Farms Inc./DE	124,662	8,954,471
Chuy’s Holdings Inc.[a,b]	208,299	4,874,197
Dave & Buster’s Entertainment Inc.[a,b]	446,952	29,726,777
DineEquity Inc.	104,299	4,594,371
El Pollo Loco Holdings Inc.[a,b]	167,325	2,317,451
ILG Inc.	713,283	19,608,150
Marcus Corp. (The)	232,039	7,007,578
Marriott Vacations Worldwide Corp.	208,001	24,492,118
Ruth’s Hospitality Group Inc.	177,317	3,856,645
Scientific Games Corp. Class Aa,b	616,800	16,098,480
Shake Shack Inc. Class Aa,b	161,048	5,617,354
Sonic Corp.	314,006	8,318,019
Wingstop Inc.[b]	350,402	10,827,422

		162,883,191

Security	Shares	Value
HOUSEHOLD DURABLES — 2.13%
Ethan Allen Interiors Inc.	172,115	$5,559,314
Installed Building Products Inc.[a,b]	242,021	12,815,012
iRobot Corp.[a,b]	327,282	27,537,507
LGI Homes Inc.[a,b]	209,973	8,436,715
TopBuild Corp.[a]	444,294	23,578,683
Universal Electronics Inc.[a,b]	173,469	11,596,403
William Lyon Homes Class Aa,b	124,065	2,994,929

		92,518,563
HOUSEHOLD PRODUCTS — 0.64%
Central Garden & Pet Co.[a,b]	126,399	4,018,224
Central Garden & Pet Co. Class Aa	406,088	12,190,762
WD-40 Co.	106,937	11,800,498

		28,009,484
INDUSTRIAL CONGLOMERATES — 0.19%
Raven Industries Inc.	250,788	8,351,240

		8,351,240
INSURANCE — 0.69%
AMERISAFE Inc.	130,505	7,432,260
RLI Corp.	230,714	12,601,599
Universal Insurance Holdings Inc.	394,847	9,950,144

		29,984,003
INTERNET & DIRECT MARKETING RETAIL — 1.02%
NutriSystem Inc.	356,535	18,557,647
PetMed Express Inc.	159,960	6,494,376
Shutterfly Inc.[a,b]	405,558	19,264,005

		44,316,028
INTERNET SOFTWARE & SERVICES — 1.68%
DHI Group Inc.[a]	264,931	755,053
LivePerson Inc.[a]	276,943	3,046,373
NIC Inc.	745,186	14,121,275
Shutterstock Inc.[a,b]	227,990	10,049,799
SPS Commerce Inc.[a,b]	204,358	13,029,866
Stamps.com Inc.[a,b]	188,765	29,234,979
XO Group Inc.[a,b]	154,362	2,719,859

		72,957,204
IT SERVICES — 1.10%
Cardtronics PLC Class Aa	548,613	18,027,423
CSG Systems International Inc.	257,438	10,446,834

548

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2017

Security	Shares	Value
ExlService Holdings Inc.[a]	263,689	$14,655,835
Forrester Research Inc.	120,140	4,703,481

		47,833,573
LEISURE PRODUCTS — 0.46%
Callaway Golf Co.	638,871	8,164,771
Nautilus Inc.[a,b]	252,839	4,841,867
Vista Outdoor Inc.[a,b]	305,980	6,887,610

		19,894,248
LIFE SCIENCES TOOLS & SERVICES — 0.60%
Cambrex Corp.[a,b]	268,257	16,028,355
Luminex Corp.	483,648	10,214,646

		26,243,001
MACHINERY — 5.18%
Actuant Corp. Class Ab	348,253	8,567,024
Alamo Group Inc.	69,162	6,280,601
Albany International Corp. Class A	213,104	11,379,754
Astec Industries Inc.	229,082	12,716,342
Barnes Group Inc.	333,352	19,511,092
Chart Industries Inc.[a,b]	184,984	6,424,494
CIRCOR International Inc.[b]	101,489	6,026,417
EnPro Industries Inc.	130,775	9,333,412
ESCO Technologies Inc.	308,358	18,393,555
Franklin Electric Co. Inc.	244,815	10,135,341
Harsco Corp.[a]	458,326	7,379,049
Hillenbrand Inc.	387,176	13,977,054
John Bean Technologies Corp.[b]	377,715	37,016,070
Lindsay Corp.	66,402	5,926,378
Lydall Inc.[a]	206,129	10,656,869
Proto Labs Inc.[a,b]	290,533	19,538,344
Tennant Co.	136,646	10,084,475
Watts Water Technologies Inc. Class A	188,571	11,917,687

		225,263,958
MEDIA — 0.22%
World Wrestling Entertainment Inc. Class A	466,385	9,500,262

		9,500,262
METALS & MINING — 0.32%
AK Steel Holding Corp.[a]	2,112,246	13,877,456

		13,877,456

Security	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT — 0.13%
Apollo Commercial Real Estate Finance Inc.[b]	300,213	$5,568,951

		5,568,951
MULTILINE RETAIL — 0.57%
Ollie’s Bargain Outlet Holdings Inc.[a,b]	578,959	24,663,653

		24,663,653
OIL, GAS & CONSUMABLE FUELS — 0.95%
Bill Barrett Corp.[a,b]	450,539	1,383,155
Carrizo Oil & Gas Inc.[a,b]	486,061	8,467,183
Contango Oil & Gas Co.[a,b]	124,851	829,011
Denbury Resources Inc.[a]	1,909,382	2,921,354
Northern Oil and Gas Inc.[a,b]	278,517	389,924
PDC Energy Inc.[a,b]	383,268	16,522,683
REX American Resources Corp.[a,b]	36,695	3,543,269
SRC Energy Inc.[a,b]	1,111,775	7,482,246

		41,538,825
PAPER & FOREST PRODUCTS — 0.37%
Deltic Timber Corp.[b]	76,644	5,722,241
Neenah Paper Inc.	131,953	10,589,228

		16,311,469
PERSONAL PRODUCTS — 0.16%
Inter Parfums Inc.	102,251	3,747,499
Medifast Inc.	79,825	3,310,343

		7,057,842
PHARMACEUTICALS — 2.47%
Amphastar Pharmaceuticals Inc.[a,b]	292,643	5,226,604
ANI Pharmaceuticals Inc.[a,b]	97,127	4,545,544
Depomed Inc.[a,b]	421,970	4,531,958
Heska Corp.[a]	76,970	7,856,328
Innoviva Inc.[a,b]	937,516	12,000,205
Medicines Co. (The)[a,b]	330,744	12,571,579
Nektar Therapeutics[a,b]	1,073,945	20,995,625
Phibro Animal Health Corp. Series A	97,830	3,624,601
SciClone Pharmaceuticals Inc.[a]	630,554	6,936,094
Sucampo Pharmaceuticals Inc. Class Aa,b	305,628	3,209,094
Supernus Pharmaceuticals Inc.[a,b]	600,273	25,871,766

		107,369,398

549

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2017

Security	Shares	Value
PROFESSIONAL SERVICES — 2.00%
Exponent Inc.	206,116	$12,016,563
Insperity Inc.	225,469	16,008,299
Navigant Consulting Inc.[a]	566,459	11,193,230
On Assignment Inc.[a,b]	292,367	15,831,673
WageWorks Inc.[a]	473,433	31,814,697

		86,864,462
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.23%
HFF Inc. Class A	287,973	10,012,821

		10,012,821
ROAD & RAIL — 1.13%
Heartland Express Inc.[b]	326,400	6,795,648
Knight Transportation Inc.[b]	799,707	29,629,144
Marten Transport Ltd.[b]	138,492	3,794,681
Saia Inc.[a,b]	175,259	8,990,787

		49,210,260
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.64%
Advanced Energy Industries Inc.[a]	476,178	30,803,955
Brooks Automation Inc.	422,671	9,167,734
Cabot Microelectronics Corp.	301,099	22,230,139
CEVA Inc.[a,b]	257,368	11,697,376
Kopin Corp.[a,b]	349,739	1,297,532
Kulicke & Soffa Industries Inc.[a]	439,045	8,350,636
MaxLinear Inc.[a,b]	629,245	17,549,643
MKS Instruments Inc.	646,716	43,523,987
Nanometrics Inc.[a]	303,429	7,673,719
Power Integrations Inc.	354,275	25,826,647
Rambus Inc.[a,b]	1,332,401	15,229,343
Rudolph Technologies Inc.[a]	377,313	8,621,602
Semtech Corp.[a,b]	495,357	17,709,013
Veeco Instruments Inc.[a,b]	286,775	7,986,684
Xperi Corp.	594,214	17,707,577

		245,375,587
SOFTWARE — 3.13%
8x8 Inc.[a]	1,096,344	15,951,805
Bottomline Technologies de Inc.[a]	222,269	5,710,091
Ebix Inc.[b]	260,497	14,040,788
Gigamon Inc.[a,b]	372,250	14,648,037
MicroStrategy Inc. Class Aa	61,365	11,761,830
Monotype Imaging Holdings Inc.	212,480	3,888,384

Security	Shares	Value
Progress Software Corp.	580,242	$17,923,675
Qualys Inc.[a]	359,152	14,653,402
Synchronoss Technologies Inc.[a,b]	518,768	8,533,734
TiVo Corp.	1,452,137	27,082,355
VASCO Data Security International Inc.[a,b]	149,249	2,141,723

		136,335,824
SPECIALTY RETAIL — 2.23%
Children’s Place Inc. (The)	211,220	21,565,562
DSW Inc. Class A	213,301	3,775,428
Five Below Inc.[a,b]	657,726	32,471,933
Francesca’s Holdings Corp.[a,b]	451,747	4,942,112
Hibbett Sports Inc.[a,b]	145,857	3,026,533
Monro Muffler Brake Inc.	174,965	7,304,789
Select Comfort Corp.[a]	280,210	9,944,653
Tailored Brands Inc.	282,209	3,149,452
Tile Shop Holdings Inc.[b]	396,873	8,195,427
Zumiez Inc.[a,b]	215,769	2,664,747

		97,040,636
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.44%
Electronics For Imaging Inc.[a,b]	279,980	13,265,452
Super Micro Computer Inc.[a,b]	237,181	5,846,512

		19,111,964
TEXTILES, APPAREL & LUXURY GOODS — 0.53%
Iconix Brand Group Inc.[a,b]	282,618	1,952,891
Oxford Industries Inc.	86,570	5,409,759
Steven Madden Ltd.[a]	393,042	15,702,028

		23,064,678
THRIFTS & MORTGAGE FINANCE — 2.20%
Bank Mutual Corp.	300,882	2,753,070
BofI Holding Inc.[a,b]	690,572	16,380,368
Dime Community Bancshares Inc.	220,060	4,313,176
LendingTree Inc.[a,b]	87,672	15,097,118
Northfield Bancorp. Inc.	550,616	9,443,064
Northwest Bancshares Inc.	751,267	11,727,278
Oritani Financial Corp.	243,210	4,146,731
Provident Financial Services Inc.	396,917	10,073,754
TrustCo Bank Corp. NY	672,271	5,210,100
Walker & Dunlop Inc.[a,b]	338,344	16,521,338

		95,665,997

550

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2017

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.42%
Applied Industrial Technologies Inc.	312,799	$18,470,781

		18,470,781
WATER UTILITIES — 0.72%
American States Water Co.	212,629	10,080,741
California Water Service Group	573,594	21,108,259

		31,189,000

TOTAL COMMON STOCKS
(Cost: $3,785,161,637)		4,345,835,224

SHORT-TERM INVESTMENTS — 11.20%

MONEY MARKET FUNDS — 11.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	482,700,713	482,845,523
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	4,660,261	4,660,261

		487,505,784

TOTAL SHORT-TERM INVESTMENTS
(Cost: $487,418,774)		487,505,784

Value
TOTAL INVESTMENTS IN SECURITIES — 111.04%
(Cost: $4,272,580,411)[f]	$4,833,341,008
Other Assets, Less Liabilities — (11.04)%	(480,501,979)

NET ASSETS — 100.00%	$4,352,839,029

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $4,316,299,278. Net unrealized appreciation was $517,041,730, of which $715,410,344 represented gross unrealized appreciation on securities and $198,368,614 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of June 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	99	Sep. 2017	ICE Markets Equity	$6,996,073	$7,000,785	$4,712

551

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2017

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,345,835,224	$—	$—	$4,345,835,224
Money market funds	487,505,784	—	—	487,505,784

Total	$4,833,341,008	$—	$—	$4,833,341,008

Derivative financial instruments:[a]
Assets:
Futures contracts	$4,712	$—	$—	$4,712

Total	$4,712	$—	$—	$4,712

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

552

Schedule of Investments (Unaudited)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 2.31%
AAR Corp.	415,067	$14,427,729
Aerojet Rocketdyne Holdings Inc.[a,b]	355,106	7,386,205
Aerovironment Inc.[a,b]	140,208	5,355,946
Cubic Corp.	324,455	15,022,266
Engility Holdings Inc.[a]	232,005	6,588,942
Moog Inc. Class Aa	420,441	30,154,029
National Presto Industries Inc.	65,224	7,207,252
Triumph Group Inc.[b]	648,564	20,494,622

		106,636,991
AIR FREIGHT & LOGISTICS — 1.04%
Atlas Air Worldwide Holdings Inc.[a,b]	330,481	17,234,584
Echo Global Logistics Inc.[a,b]	354,899	7,062,490
Forward Air Corp.	127,534	6,795,012
Hub Group Inc. Class Aa,b	434,972	16,681,176

		47,773,262
AIRLINES — 0.51%
SkyWest Inc.	669,343	23,493,939

		23,493,939
AUTO COMPONENTS — 1.85%
American Axle & Manufacturing Holdings Inc.[a,b]	1,089,300	16,993,080
Cooper-Standard Holding Inc.[a,b]	233,290	23,531,962
Gentherm Inc.[a,b]	475,561	18,451,767
Motorcar Parts of America Inc.[a,b]	243,485	6,876,016
Standard Motor Products Inc.	258,364	13,491,768
Superior Industries International Inc.	294,405	6,050,023

		85,394,616
BANKS — 5.89%
Banc of California Inc.[b]	655,374	14,090,541
Banner Corp.	341,293	19,286,467
Boston Private Financial Holdings Inc.	471,071	7,230,940
Brookline Bancorp. Inc.	372,011	5,431,361
City Holding Co.	96,573	6,361,263
Columbia Banking System Inc.	356,116	14,191,223
Community Bank System Inc.	270,258	15,072,289

Security	Shares	Value
CVB Financial Corp.	555,039	$12,449,525
Fidelity Southern Corp.	283,483	6,480,421
First Commonwealth Financial Corp.	412,852	5,234,963
First Financial Bancorp.	292,003	8,088,483
First Midwest Bancorp. Inc./IL	450,041	10,490,456
Glacier Bancorp. Inc.	309,185	11,319,263
Great Western Bancorp. Inc.	322,510	13,161,633
Hope Bancorp Inc.	1,653,670	30,840,945
Independent Bank Corp./Rockland MA	126,880	8,456,552
NBT Bancorp. Inc.	222,885	8,235,601
OFG Bancorp.	574,539	5,745,390
Old National Bancorp./IN	1,768,285	30,502,916
Opus Bank	238,501	5,771,724
S&T Bancorp. Inc.	454,000	16,280,440
Simmons First National Corp. Class A	175,443	9,280,935
Westamerica Bancorp.	137,566	7,709,199

		271,712,530
BEVERAGES — 0.16%
Coca-Cola Bottling Co. Consolidated	32,519	7,442,624

		7,442,624
BIOTECHNOLOGY — 1.09%
Acorda Therapeutics Inc.[a,b]	607,156	11,960,973
Emergent BioSolutions Inc.[a,b]	246,660	8,364,241
Myriad Genetics Inc.[a,b]	884,365	22,851,991
Spectrum Pharmaceuticals Inc.[a,b]	919,577	6,850,849

		50,028,054
BUILDING PRODUCTS — 0.62%
American Woodmark Corp.[a]	85,068	8,128,247
Apogee Enterprises Inc.	154,046	8,755,975
Universal Forest Products Inc.	134,188	11,715,954

		28,600,176
CAPITAL MARKETS — 2.20%
Donnelley Financial Solutions Inc.[a]	426,558	9,793,772
Financial Engines Inc.	266,382	9,749,581
Greenhill & Co. Inc.	202,859	4,077,466
Interactive Brokers Group Inc. Class A	886,920	33,188,546

553

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2017

Security	Shares	Value
INTL. FCStone Inc.[a,b]	198,889	$7,510,049
Investment Technology Group Inc.	341,697	7,257,644
Virtus Investment Partners Inc.	86,733	9,623,026
Waddell & Reed Financial Inc. Class A	782,158	14,767,143
WisdomTree Investments Inc.	542,552	5,517,754

		101,484,981
CHEMICALS — 2.65%
A Schulman Inc.	222,873	7,131,936
AdvanSix Inc.[a]	397,706	12,424,336
American Vanguard Corp.	340,376	5,871,486
Calgon Carbon Corp.	662,589	10,005,094
Flotek Industries Inc.[a,b]	419,749	3,752,556
FutureFuel Corp.	292,978	4,421,038
Hawkins Inc.	51,196	2,372,935
HB Fuller Co.	657,508	33,605,234
Innophos Holdings Inc.	73,975	3,243,064
Innospec Inc.	160,362	10,511,729
Koppers Holdings Inc.[a]	104,765	3,787,255
LSB Industries Inc.[a,b]	266,528	2,753,234
Rayonier Advanced Materials Inc.	571,938	8,990,865
Stepan Co.	94,379	8,224,186
Tredegar Corp.	331,253	5,051,608

		122,146,556
COMMERCIAL SERVICES & SUPPLIES — 3.55%
ABM Industries Inc.	377,072	15,656,029
Brady Corp. Class A	174,428	5,913,109
Brink’s Co. (The)	588,211	39,410,137
Essendant Inc.	490,259	7,270,541
Healthcare Services Group Inc.	322,539	15,104,501
Interface Inc.	815,813	16,030,725
LSC Communications Inc.	443,358	9,487,861
Matthews International Corp. Class A	126,843	7,769,134
Mobile Mini Inc.	316,183	9,438,063
Multi-Color Corp.	58,796	4,797,754
RR Donnelley & Sons Co.	922,312	11,565,793
Team Inc.[a,b]	388,140	9,101,883
UniFirst Corp./MAb	85,024	11,962,877

		163,508,407

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.63%
ADTRAN Inc.	235,509	$4,863,261
Applied Optoelectronics Inc.[a,b]	147,723	9,127,804
Black Box Corp.	207,484	1,773,988
CalAmp Corp.[a,b]	260,265	5,291,188
Comtech Telecommunications Corp.	316,219	5,998,674
Digi International Inc.[a,b]	349,176	3,544,136
Harmonic Inc.[a,b]	1,040,627	5,463,292
NETGEAR Inc.[a,b]	182,329	7,858,380
Viavi Solutions Inc.[a]	2,950,955	31,073,556

		74,994,279
CONSTRUCTION & ENGINEERING — 0.60%
Aegion Corp.[a,b]	442,087	9,672,864
Comfort Systems USA Inc.	486,805	18,060,465

		27,733,329
CONSTRUCTION MATERIALS — 0.11%
U.S. Concrete Inc.[a,b]	63,054	4,952,892

		4,952,892
CONSUMER FINANCE — 2.12%
Encore Capital Group Inc.[a,b]	296,097	11,888,295
Enova International Inc.[a,b]	312,526	4,641,011
Ezcorp Inc. Class Aa,b	637,873	4,911,622
FirstCash Inc.	629,834	36,719,322
Green Dot Corp. Class Aa,b	280,281	10,799,227
PRA Group Inc.[a,b]	606,318	22,979,452
World Acceptance Corp.[a,b]	78,943	5,913,620

		97,852,549
CONTAINERS & PACKAGING — 0.11%
Myers Industries Inc.	285,772	5,129,607

		5,129,607
DISTRIBUTORS — 0.43%
Core-Mark Holding Co. Inc.	605,940	20,032,376

		20,032,376
DIVERSIFIED CONSUMER SERVICES — 0.42%
American Public Education Inc.[a,b]	219,200	5,184,080
Career Education Corp.[a]	326,549	3,134,870
Regis Corp.[a,b]	454,495	4,667,664
Strayer Education Inc.[b]	66,459	6,195,308

		19,181,922

554

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2017

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.92%
ATN International Inc.	69,838	$4,779,713
Cincinnati Bell Inc.[a,b]	239,392	4,680,114
Consolidated Communications Holdings Inc.	238,347	5,117,310
General Communication Inc. Class Aa,b	349,012	12,787,800
Iridium Communications Inc.[a,b]	1,068,706	11,809,201
Lumos Networks Corp.[a]	181,791	3,248,605

		42,422,743
ELECTRIC UTILITIES — 1.62%
ALLETE Inc.	662,421	47,482,337
El Paso Electric Co.	528,887	27,343,458

		74,825,795
ELECTRICAL EQUIPMENT — 0.70%
AZZ Inc.	118,845	6,631,551
Encore Wire Corp.	268,230	11,453,421
General Cable Corp.	648,537	10,603,580
Powell Industries Inc.	114,796	3,672,324

		32,360,876
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.60%
Anixter International Inc.[a]	371,637	29,062,014
Bel Fuse Inc. Class B	54,103	1,336,344
Benchmark Electronics Inc.[a,b]	647,627	20,918,352
Daktronics Inc.	531,667	5,119,953
Electro Scientific Industries Inc.[a]	432,647	3,565,011
ePlus Inc.[a,b]	83,483	6,186,090
FARO Technologies Inc.[a,b]	101,617	3,841,123
Insight Enterprises Inc.[a]	461,508	18,455,705
Methode Electronics Inc.	216,577	8,922,972
MTS Systems Corp.	219,299	11,359,688
OSI Systems Inc.[a,b]	231,839	17,422,701
Park Electrochemical Corp.	253,209	4,664,110
Plexus Corp.[a]	438,034	23,027,447
Rogers Corp.[a]	70,925	7,703,874
Sanmina Corp.[a]	981,213	37,384,215
ScanSource Inc.[a,b]	330,386	13,314,556

		212,284,155
ENERGY EQUIPMENT & SERVICES — 2.19%
Archrock Inc.	526,031	5,996,753
Atwood Oceanics Inc.[a,b]	977,358	7,965,468
Bristow Group Inc.	424,400	3,246,660

Security	Shares	Value
CARBO Ceramics Inc.[a,b]	274,768	$1,882,161
Era Group Inc.[a,b]	259,626	2,456,062
Exterran Corp.[a,b]	407,535	10,881,184
Geospace Technologies Corp.[a,b]	97,843	1,353,169
Gulf Island Fabrication Inc.	181,332	2,103,451
Helix Energy Solutions Group Inc.[a,b]	1,027,257	5,793,729
Matrix Service Co.[a]	344,422	3,220,346
McDermott International Inc.[a]	2,065,905	14,812,539
Newpark Resources Inc.[a,b]	1,160,563	8,530,138
Noble Corp. PLC[b]	3,196,916	11,572,836
Pioneer Energy Services Corp.[a]	590,073	1,209,650
SEACOR Holdings Inc.[a,b]	213,387	7,319,174
Tesco Corp.[a]	374,065	1,664,589
TETRA Technologies Inc.[a,b]	1,062,965	2,965,672
Unit Corp.[a,b]	420,927	7,883,963

		100,857,544
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.08%
Acadia Realty Trust[b]	633,105	17,600,319
Armada Hoffler Properties Inc.[b]	339,292	4,393,831
CBL & Associates Properties Inc.[b]	1,730,233	14,585,864
Cedar Realty Trust Inc.[b]	994,620	4,823,907
Chatham Lodging Trust[b]	39,928	802,154
Chesapeake Lodging Trust[b]	786,315	19,241,128
DiamondRock Hospitality Co.[b]	1,261,650	13,815,067
Franklin Street Properties Corp.[b]	685,970	7,600,548
Government Properties Income Trust[b]	788,918	14,445,089
Hersha Hospitality Trust[b]	241,454	4,469,314
Independence Realty Trust Inc.[b]	303,566	2,996,196
Kite Realty Group Trust[b]	1,096,337	20,753,659
LTC Properties Inc.[b]	177,906	9,142,589
Parkway Inc.	280,003	6,409,269
Pennsylvania REIT[b]	532,915	6,032,598
PS Business Parks Inc.	90,399	11,967,924
Ramco-Gershenson Properties Trust	233,025	3,006,022
Retail Opportunity Investments Corp.	471,882	9,055,416

555

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2017

Security	Shares	Value
Sabra Health Care REIT Inc.	418,527	$10,086,501
Saul Centers Inc.[b]	49,848	2,890,187
Universal Health Realty Income Trust[b]	52,602	4,183,963

		188,301,545
FOOD & STAPLES RETAILING — 0.51%
Andersons Inc. (The)	347,299	11,860,261
SUPERVALU Inc.[a,b]	3,535,088	11,630,439

		23,490,700
FOOD PRODUCTS — 2.12%
Cal-Maine Foods Inc.[a,b]	390,333	15,457,187
Darling Ingredients Inc.[a,b]	2,148,278	33,813,896
J&J Snack Foods Corp.	88,345	11,667,724
John B Sanfilippo & Son Inc.	64,640	4,079,430
Sanderson Farms Inc.[b]	261,070	30,192,746
Seneca Foods Corp. Class Aa,b	84,929	2,637,045

		97,848,028
GAS UTILITIES — 1.44%
Northwest Natural Gas Co.	374,567	22,417,835
Spire Inc.	628,733	43,854,127

		66,271,962
HEALTH CARE EQUIPMENT & SUPPLIES — 2.57%
Abaxis Inc.	123,854	6,566,739
Analogic Corp.	90,608	6,582,671
AngioDynamics Inc.[a,b]	446,182	7,232,610
Anika Therapeutics Inc.[a,b]	62,249	3,071,366
CONMED Corp.	325,258	16,568,642
Haemonetics Corp.[a,b]	336,834	13,301,575
Inogen Inc.[a,b]	81,776	7,803,066
Integer Holdings Corp.[a]	364,687	15,772,713
Integra LifeSciences Holdings Corp.[a,b]	284,224	15,493,050
Invacare Corp.	422,642	5,578,874
Meridian Bioscience Inc.[b]	302,904	4,770,738
Natus Medical Inc.[a,b]	243,339	9,076,545
Orthofix International NVa,b	145,777	6,775,715

		118,594,304
HEALTH CARE PROVIDERS & SERVICES — 4.19%
Aceto Corp.	394,047	6,088,026
Almost Family Inc.[a,b]	155,977	9,615,982
Amedisys Inc.[a,b]	364,046	22,865,729
Chemed Corp.	98,749	20,197,133

Security	Shares	Value
Community Health Systems Inc.[a,b]	1,503,651	$14,976,364
CorVel Corp.[a,b]	76,039	3,608,051
Diplomat Pharmacy Inc.[a,b]	567,485	8,398,778
Ensign Group Inc. (The)	300,486	6,541,580
HealthEquity Inc.[a,b]	254,344	12,673,962
Kindred Healthcare Inc.	1,124,322	13,098,351
LHC Group Inc.[a,b]	194,887	13,230,878
Magellan Health Inc.[a]	160,204	11,678,872
PharMerica Corp.[a,b]	406,997	10,683,671
Providence Service Corp. (The)[a,b]	151,336	7,659,115
Quorum Health Corp.[a]	405,462	1,682,667
Select Medical Holdings Corp.[a]	1,406,082	21,583,359
Tivity Health Inc.[a,b]	219,190	8,734,722

		193,317,240
HEALTH CARE TECHNOLOGY — 0.32%
Computer Programs & Systems Inc.[b]	140,627	4,612,566
Quality Systems Inc.[a]	597,020	10,274,714

		14,887,280
HOTELS, RESTAURANTS & LEISURE — 2.95%
Biglari Holdings Inc.[a,b]	5,788	2,313,695
BJ’s Restaurants Inc.[a,b]	237,365	8,841,846
Bob Evans Farms Inc./DE	125,302	9,000,443
Boyd Gaming Corp.	1,079,714	26,787,704
DineEquity Inc.	112,362	4,949,546
El Pollo Loco Holdings Inc.[a,b]	119,221	1,651,211
Fiesta Restaurant Group Inc.[a,b]	352,208	7,273,095
ILG Inc.	610,020	16,769,450
Marriott Vacations Worldwide Corp.[b]	93,406	10,998,557
Monarch Casino & Resort Inc.[a,b]	149,073	4,509,458
Penn National Gaming Inc.[a,b]	816,561	17,474,405
Red Robin Gourmet Burgers Inc.[a,b]	169,963	11,090,086
Ruby Tuesday Inc.[a,b]	828,695	1,665,677
Ruth’s Hospitality Group Inc.	201,754	4,388,150
Shake Shack Inc. Class Aa,b	70,723	2,466,818
Sonic Corp.	216,230	5,727,933

		135,908,074
HOUSEHOLD DURABLES — 2.03%
Cavco Industries Inc.[a]	110,945	14,384,019

556

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2017

Security	Shares	Value
Ethan Allen Interiors Inc.	149,263	$4,821,195
La-Z-Boy Inc.	631,138	20,511,985
M/I Homes Inc.[a,b]	327,043	9,337,078
MDC Holdings Inc.	539,336	19,054,741
Meritage Homes Corp.[a,b]	495,629	20,915,544
William Lyon Homes Class Aa,b	180,951	4,368,157

		93,392,719
HOUSEHOLD PRODUCTS — 0.17%
WD-40 Co.	69,034	7,617,902

		7,617,902
INDUSTRIAL CONGLOMERATES — 0.14%
Raven Industries Inc.	194,294	6,469,990

		6,469,990
INSURANCE — 5.56%
American Equity Investment Life Holding Co.	1,037,668	27,269,915
AMERISAFE Inc.	105,192	5,990,684
eHealth Inc.[a,b]	220,497	4,145,344
Employers Holdings Inc.	422,777	17,883,467
HCI Group Inc.	109,689	5,153,189
Horace Mann Educators Corp.	530,113	20,038,271
Infinity Property & Casualty Corp.	144,950	13,625,300
Maiden Holdings Ltd.	974,395	10,815,785
Navigators Group Inc. (The)	292,547	16,060,830
ProAssurance Corp.	695,830	42,306,464
RLI Corp.	250,209	13,666,416
Safety Insurance Group Inc.	175,465	11,984,260
Selective Insurance Group Inc.	759,366	38,006,268
Stewart Information Services Corp.	308,929	14,019,198
United Fire Group Inc.	262,534	11,567,248
United Insurance Holdings Corp.	238,114	3,745,533

		256,278,172
INTERNET & DIRECT MARKETING RETAIL — 0.18%
FTD Companies Inc.[a,b]	225,981	4,519,620
PetMed Express Inc.	92,489	3,755,053

		8,274,673
INTERNET SOFTWARE & SERVICES — 0.51%
Blucora Inc.[a]	516,539	10,950,627
DHI Group Inc.[a]	438,656	1,250,170
Liquidity Services Inc.[a,b]	325,697	2,068,176

Security	Shares	Value
LivePerson Inc.[a,b]	384,037	$4,224,407
QuinStreet Inc.[a,b]	507,370	2,115,733
XO Group Inc.[a,b]	155,012	2,731,311

		23,340,424
IT SERVICES — 2.44%
CACI International Inc. Class Aa,b	318,758	39,860,688
CSG Systems International Inc.	163,296	6,626,552
ExlService Holdings Inc.[a,b]	151,468	8,418,591
ManTech International Corp./VA Class A	330,736	13,685,856
Perficient Inc.[a,b]	457,980	8,536,747
Sykes Enterprises Inc.[a,b]	505,137	16,937,244
TeleTech Holdings Inc.	198,740	8,108,592
Virtusa Corp.[a,b]	359,578	10,571,593

		112,745,863
LEISURE PRODUCTS — 0.72%
Callaway Golf Co.	544,475	6,958,390
Nautilus Inc.[a,b]	133,480	2,556,142
Sturm Ruger & Co. Inc.[b]	230,787	14,343,412
Vista Outdoor Inc.[a,b]	418,005	9,409,293

		33,267,237
LIFE SCIENCES TOOLS & SERVICES — 0.31%
Albany Molecular Research Inc.[a,b]	293,718	6,373,680
Cambrex Corp.[a,b]	132,245	7,901,639

		14,275,319
MACHINERY — 5.59%
Actuant Corp. Class Ab	405,734	9,981,056
Alamo Group Inc.	48,330	4,388,847
Albany International Corp. Class A	148,986	7,955,852
Barnes Group Inc.	283,822	16,612,102
Briggs & Stratton Corp.	557,585	13,437,798
Chart Industries Inc.[a,b]	199,548	6,930,302
CIRCOR International Inc.[b]	105,530	6,266,371
EnPro Industries Inc.	135,849	9,695,543
Federal Signal Corp.	778,144	13,508,580
Franklin Electric Co. Inc.	232,702	9,633,863
Greenbrier Companies Inc. (The)[b]	371,139	17,165,179
Harsco Corp.[a]	544,297	8,763,182
Hillenbrand Inc.	403,157	14,553,968

557

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2017

Security	Shares	Value
Lindsay Corp.	69,607	$6,212,425
Mueller Industries Inc.	742,406	22,606,263
SPX Corp.[a]	547,494	13,774,949
SPX FLOW Inc.[a,b]	553,975	20,430,598
Standex International Corp.	164,437	14,914,436
Tennant Co.	81,706	6,029,903
Titan International Inc.[b]	635,445	7,631,694
Wabash National Corp.[b]	784,457	17,242,365
Watts Water Technologies Inc. Class A	160,094	10,117,941

		257,853,217
MARINE — 0.37%
Matson Inc.	564,139	16,946,736

		16,946,736
MEDIA — 1.51%
EW Scripps Co. (The) Class Aa,b	738,049	13,144,653
Gannett Co. Inc.	1,486,019	12,958,086
New Media Investment Group Inc.	704,534	9,497,118
Scholastic Corp.	355,321	15,488,442
Time Inc.	1,301,438	18,675,635

		69,763,934
METALS & MINING — 1.65%
AK Steel Holding Corp.[a,b]	1,812,088	11,905,418
Century Aluminum Co.[a,b]	641,705	9,997,764
Gerber Scientific Inc. Escrow[a,c]	177,368	1,774
Haynes International Inc.	159,034	5,774,525
Kaiser Aluminum Corp.	224,347	19,859,196
Materion Corp.	257,070	9,614,418
Olympic Steel Inc.	113,561	2,212,168
SunCoke Energy Inc.[a]	839,667	9,152,370
TimkenSteel Corp.[a]	504,234	7,750,077

		76,267,710
MORTGAGE REAL ESTATE INVESTMENT — 0.65%
Apollo Commercial Real Estate Finance Inc.[b]	910,451	16,888,866
Capstead Mortgage Corp.[b]	1,263,254	13,175,739

		30,064,605
MULTI-UTILITIES — 0.77%
Avista Corp.	840,118	35,671,410

		35,671,410
MULTILINE RETAIL — 0.50%
Fred’s Inc. Class Ab	457,760	4,225,125
JC Penney Co. Inc.[a,b]	4,051,027	18,837,275

		23,062,400

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 1.21%
Bill Barrett Corp.[a,b]	520,148	$1,596,854
Carrizo Oil & Gas Inc.[a,b]	466,179	8,120,838
Cloud Peak Energy Inc.[a,b]	994,745	3,511,450
Contango Oil & Gas Co.[a,b]	190,627	1,265,763
Denbury Resources Inc.[a]	3,089,767	4,727,344
Green Plains Inc.	486,035	9,988,019
Northern Oil and Gas Inc.[a,b]	357,035	499,849
PDC Energy Inc.[a,b]	312,133	13,456,054
REX American Resources Corp.[a,b]	34,566	3,337,693
SRC Energy Inc.[a,b]	1,413,711	9,514,275

		56,018,139
PAPER & FOREST PRODUCTS — 1.86%
Boise Cascade Co.[a,b]	504,800	15,345,920
Clearwater Paper Corp.[a,b]	215,398	10,069,857
Deltic Timber Corp.[b]	58,267	4,350,214
KapStone Paper and Packaging Corp.	1,151,073	23,746,636
Neenah Paper Inc.	77,748	6,239,277
PH Glatfelter Co.	569,869	11,135,240
Schweitzer-Mauduit International Inc.	403,613	15,026,512

		85,913,656
PERSONAL PRODUCTS — 0.15%
Inter Parfums Inc.	116,872	4,283,359
Medifast Inc.	65,716	2,725,242

		7,008,601
PHARMACEUTICALS — 1.60%
Amphastar Pharmaceuticals Inc.[a,b]	148,768	2,656,997
Depomed Inc.[a,b]	373,234	4,008,533
Impax Laboratories Inc.[a,b]	956,328	15,396,881
Lannett Co. Inc.[a,b]	384,370	7,841,148
Medicines Co. (The)[a,b]	584,511	22,217,263
Nektar Therapeutics[a,b]	846,926	16,557,403
Phibro Animal Health Corp. Series A	140,834	5,217,900

		73,896,125
PROFESSIONAL SERVICES — 1.83%
CDI Corp.[a]	184,429	1,078,910
Exponent Inc.	112,770	6,574,491
Heidrick & Struggles International Inc.	243,781	5,302,237

558

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2017

Security	Shares	Value
Kelly Services Inc. Class A	376,299	$8,447,912
Korn/Ferry International	744,648	25,712,695
On Assignment Inc.[a,b]	316,752	17,152,121
Resources Connection Inc.	391,298	5,360,783
TrueBlue Inc.[a]	552,405	14,638,732

		84,267,881
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.54%
Forestar Group Inc.[a,b]	380,063	6,518,080
HFF Inc. Class A	156,756	5,450,406
RE/MAX Holdings Inc. Class A	230,955	12,945,028

		24,913,514
ROAD & RAIL — 0.54%
ArcBest Corp.	309,228	6,370,097
Heartland Express Inc.[b]	203,808	4,243,283
Marten Transport Ltd.[b]	146,918	4,025,553
Roadrunner Transportation Systems Inc.[a]	407,946	2,965,767
Saia Inc.[a,b]	138,400	7,099,920

		24,704,620
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.30%
Brooks Automation Inc.	440,277	9,549,608
Cohu Inc.	327,667	5,157,479
Diodes Inc.[a]	494,429	11,881,129
DSP Group Inc.[a,b]	287,923	3,339,907
Kopin Corp.[a,b]	449,780	1,668,684
Kulicke & Soffa Industries Inc.[a]	438,488	8,340,042
Semtech Corp.[a,b]	317,730	11,358,847
Veeco Instruments Inc.[a]	309,419	8,617,319

		59,913,015
SOFTWARE — 0.60%
Agilysys Inc.[a]	214,046	2,166,146
Bottomline Technologies de Inc.[a,b]	231,423	5,945,257
MicroStrategy Inc. Class Aa	56,364	10,803,288
Monotype Imaging Holdings Inc.	318,287	5,824,652
VASCO Data Security International Inc.[a,b]	215,223	3,088,450

		27,827,793
SPECIALTY RETAIL — 5.62%
Abercrombie & Fitch Co. Class A	893,814	11,119,046
Asbury Automotive Group Inc.[a,b]	246,220	13,923,741
Ascena Retail Group Inc.[a,b]	2,226,940	4,787,921

Security	Shares	Value
Barnes & Noble Education Inc.[a,b]	502,704	$5,343,744
Barnes & Noble Inc.	722,682	5,492,383
Big 5 Sporting Goods Corp.	240,259	3,135,380
Buckle Inc. (The)	376,186	6,696,111
Caleres Inc.	555,962	15,444,624
Cato Corp. (The) Class A	313,595	5,516,136
DSW Inc. Class A	650,995	11,522,611
Express Inc.[a,b]	1,018,533	6,875,098
Finish Line Inc. (The) Class A	531,211	7,527,260
Genesco Inc.[a,b]	255,998	8,678,332
Group 1 Automotive Inc.	261,670	16,568,944
Guess? Inc.	805,696	10,296,795
Haverty Furniture Companies Inc.	253,806	6,370,531
Hibbett Sports Inc.[a,b]	119,399	2,477,529
Kirkland’s Inc.[a,b]	195,679	2,011,580
Lithia Motors Inc. Class A	309,780	29,190,569
Lumber Liquidators Holdings Inc.[a,b]	373,097	9,349,811
MarineMax Inc.[a,b]	317,563	6,208,357
Monro Muffler Brake Inc.	238,538	9,958,962
Rent-A-Center Inc./TX	695,976	8,156,839
RHa,b	405,301	26,150,021
Select Comfort Corp.[a,b]	236,483	8,392,782
Shoe Carnival Inc.	154,973	3,235,836
Sonic Automotive Inc. Class A	343,884	6,688,544
Stein Mart Inc.	434,058	733,558
Tailored Brands Inc.	353,978	3,950,394
Vitamin Shoppe Inc.[a,b]	307,702	3,584,728

		259,388,167
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.65%
Cray Inc.[a,b]	523,766	9,637,295
Electronics For Imaging Inc.[a,b]	303,735	14,390,964
Super Micro Computer Inc.[a,b]	247,348	6,097,128

		30,125,387
TEXTILES, APPAREL & LUXURY GOODS — 2.17%
Crocs Inc.[a]	964,099	7,433,203
Fossil Group Inc.[a,b]	548,731	5,679,366
G-III Apparel Group Ltd.[a,b]	568,203	14,176,665
Iconix Brand Group Inc.[a,b]	458,610	3,168,995
Movado Group Inc.	204,739	5,169,660
Oxford Industries Inc.	105,954	6,621,065
Perry Ellis International Inc.[a,b]	160,269	3,118,835

559

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2017

Security	Shares	Value
Steven Madden Ltd.[a]	272,230	$10,875,588
Unifi Inc.[a,b]	203,097	6,255,388
Vera Bradley Inc.[a,b]	235,236	2,300,608
Wolverine World Wide Inc.	1,261,580	35,336,856

		100,136,229
THRIFTS & MORTGAGE FINANCE — 1.43%
Astoria Financial Corp.	1,196,419	24,107,843
Bank Mutual Corp.	251,566	2,301,829
Dime Community Bancshares Inc.	180,111	3,530,176
HomeStreet Inc.[a,b]	354,389	9,807,715
Northwest Bancshares Inc.	519,544	8,110,082
Oritani Financial Corp.	254,289	4,335,627
Provident Financial Services Inc.	370,187	9,395,346
TrustCo Bank Corp. NY	559,465	4,335,854

		65,924,472
TOBACCO — 0.46%
Universal Corp./VA	329,232	21,301,311

		21,301,311
TRADING COMPANIES & DISTRIBUTORS — 0.89%
Applied Industrial Technologies Inc.	167,369	9,883,139
DXP Enterprises Inc./TXa,b	199,652	6,887,994
Kaman Corp.	354,418	17,674,826
Veritiv Corp.[a,b]	150,725	6,782,625

		41,228,584
WATER UTILITIES — 0.26%
American States Water Co.	249,590	11,833,062

		11,833,062
WIRELESS TELECOMMUNICATION SERVICES — 0.10%
Spok Holdings Inc.	270,547	4,788,682

		4,788,682

TOTAL COMMON STOCKS
(Cost: $4,272,498,019)		4,603,950,885

SHORT-TERM INVESTMENTS — 10.36%

MONEY MARKET FUNDS — 10.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[d,e,f]	472,087,086	472,228,712

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[d,e]	5,645,873	$5,645,873

		477,874,585

TOTAL SHORT-TERM INVESTMENTS
(Cost: $477,813,150)		477,874,585

TOTAL INVESTMENTS IN SECURITIES — 110.17%
(Cost: $4,750,311,169)[g]		5,081,825,470
Other Assets, Less Liabilities — (10.17)%		(469,150,411)

NET ASSETS — 100.00%		$4,612,675,059

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $4,929,070,006. Net unrealized appreciation was $152,755,464, of which $651,364,295 represented gross unrealized appreciation on securities and $498,608,831 represented gross unrealized depreciation on securities.

560

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2017

Schedule 1 — Futures Contracts

Futures contracts outstanding as of June 30, 2017 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	115	Sep. 2017	ICE Markets Equity	$8,134,034	$8,132,225	$(1,809)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,603,949,111	$—	$1,774	$4,603,950,885
Money market funds	477,874,585	—	—	477,874,585

Total	$5,081,823,696	$—	$1,774	$5,081,825,470

Derivative financial instruments:[a]
Liabilities:
Futures contracts	$(1,809)	$—	$—	$(1,809)

Total	$(1,809)	$—	$—	$(1,809)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

561

Schedule of Investments (Unaudited)

iSHARES® U.S. AEROSPACE & DEFENSE ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.94%

AEROSPACE & DEFENSE — 95.67%
AAR Corp.	866,878	$30,132,679
Aerojet Rocketdyne Holdings Inc.[a,b]	1,692,194	35,197,635
Aerovironment Inc.[a,b]	737,327	28,165,891
Arconic Inc.	3,656,729	82,824,912
Astronics Corp.[a]	760,661	23,177,341
Axon Enterprise Inc.[a,b]	1,331,758	33,480,396
Boeing Co. (The)	1,560,548	308,598,367
BWX Technologies Inc.	1,293,627	63,064,316
Cubic Corp.	665,921	30,832,142
Curtiss-Wright Corp.	632,243	58,027,263
DigitalGlobe Inc.[a,b]	1,263,720	42,081,876
Engility Holdings Inc.[a,b]	725,470	20,603,348
Esterline Technologies Corp.[a]	496,412	47,059,858
General Dynamics Corp.	1,078,745	213,699,385
HEICO Corp.	545,567	39,193,533
HEICO Corp. Class A	774,582	48,062,813
Hexcel Corp.	1,206,551	63,693,827
Huntington Ingalls Industries Inc.	444,731	82,791,123
KLX Inc.[a,b]	918,429	45,921,450
Kratos Defense & Security Solutions Inc.[a,b]	2,344,951	27,834,568
L3 Technologies Inc.	624,855	104,400,773
Lockheed Martin Corp.	855,768	237,569,755
Mercury Systems Inc.[a,b]	1,003,921	42,255,035
Moog Inc. Class Aa	606,837	43,522,350
Northrop Grumman Corp.	747,933	192,001,880
Orbital ATK Inc.	687,792	67,651,221
Raytheon Co.	1,215,785	196,324,962
Rockwell Collins Inc.	1,124,051	118,115,279
Spirit AeroSystems Holdings Inc. Class A	1,311,007	75,959,746
Teledyne Technologies Inc.[a,b]	474,071	60,515,163
Textron Inc.	2,159,578	101,716,124
TransDigm Group Inc.[b]	384,426	103,360,619
Triumph Group Inc.[b]	1,102,274	34,831,858
United Technologies Corp.	2,253,148	275,131,902
Wesco Aircraft Holdings Inc.[a,b]	2,233,107	24,229,211

		3,002,028,601

Security	Shares	Value
INDUSTRIAL MACHINERY — 1.40%
RBC Bearings Inc.[a,b]	432,924	$44,054,346

		44,054,346

IT CONSULTING & OTHER SERVICES — 0.96%
ManTech International Corp./VA Class A	724,475	29,978,776

		29,978,776

LEISURE PRODUCTS — 1.91%
American Outdoor Brands Corp.[a,b]	1,391,275	30,830,654
Sturm Ruger & Co. Inc.[b]	467,875	29,078,431

		59,909,085

TOTAL COMMON STOCKS
(Cost: $2,801,690,592)		3,135,970,808

SHORT-TERM INVESTMENTS — 4.41%

MONEY MARKET FUNDS — 4.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	136,965,344	137,006,433
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	1,524,480	1,524,480

		138,530,913

TOTAL SHORT-TERM INVESTMENTS
(Cost: $138,532,395)		138,530,913

TOTAL INVESTMENTS IN SECURITIES — 104.35%
(Cost: $2,940,222,987)[f]		3,274,501,721
Other Assets, Less Liabilities — (4.35)%		(136,606,255)

NET ASSETS — 100.00%		$3,137,895,466

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $2,954,689,364. Net unrealized appreciation was $319,812,357, of which $344,733,086 represented gross unrealized appreciation on securities and $24,920,729 represented gross unrealized depreciation on securities.

562

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. AEROSPACE & DEFENSE ETF

June 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$3,135,970,808	$—	$—	$3,135,970,808
Money market funds	138,530,913	—	—	138,530,913

Total	$3,274,501,721	$—	$—	$3,274,501,721

563

Schedule of Investments (Unaudited)

iSHARES® U.S. BROKER-DEALERS & SECURITIES EXCHANGES ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.88%

ASSET MANAGEMENT & CUSTODY BANKS — 1.27%
Diamond Hill Investment Group Inc.	9,695	$1,933,183

		1,933,183
FINANCIAL EXCHANGES & DATA — 27.42%
CBOE Holdings Inc.	65,823	6,016,222
CME Group Inc.	97,618	12,225,678
Intercontinental Exchange Inc.	177,457	11,697,966
MarketAxess Holdings Inc.	28,660	5,763,526
Nasdaq Inc.	83,041	5,936,601

		41,639,993
INVESTMENT BANKING & BROKERAGE — 71.19%
BGC Partners Inc. Class A	301,038	3,805,120
Charles Schwab Corp. (The)	320,321	13,760,990
Cowen Group Inc. Class Aa,b	106,906	1,737,223
E*TRADE Financial Corp.[a]	178,581	6,791,435
Evercore Partners Inc. Class A	54,304	3,828,432
Goldman Sachs Group Inc. (The)	71,940	15,963,486
Greenhill & Co. Inc.	91,319	1,835,512
Interactive Brokers Group Inc. Class A	96,842	3,623,828
INTL. FCStone Inc.[a,b]	51,847	1,957,743
Investment Technology Group Inc.	83,001	1,762,941
KCG Holdings Inc. Class Aa	133,468	2,661,352
Lazard Ltd. Class A	113,271	5,247,845
LPL Financial Holdings Inc.	98,036	4,162,609
Moelis & Co. Class A	61,370	2,384,224
Morgan Stanley	322,398	14,366,055
Piper Jaffray Companies	37,093	2,223,725
PJT Partners Inc. Class A	51,396	2,067,147
Raymond James Financial Inc.	84,344	6,766,076
Stifel Financial Corp.[a,b]	88,416	4,065,368
TD Ameritrade Holding Corp.	162,875	7,001,996
Virtu Financial Inc. Class A	120,263	2,122,642

		108,135,749

TOTAL COMMON STOCKS
(Cost: $143,869,205)		151,708,925

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.31%

MONEY MARKET FUNDS — 1.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	1,829,549	$1,830,098
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	151,716	151,716

		1,981,814

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,981,831)		1,981,814

TOTAL INVESTMENTS IN SECURITIES — 101.19%
(Cost: $145,851,036)[f]		153,690,739
Other Assets, Less Liabilities — (1.19)%		(1,803,294)

NET ASSETS — 100.00%		$151,887,445

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $146,414,034. Net unrealized appreciation was $7,276,705, of which $11,379,256 represented gross unrealized appreciation on securities and $4,102,551 represented gross unrealized depreciation on securities.

564

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. BROKER-DEALERS & SECURITIES EXCHANGES ETF

June 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$151,708,925	$—	$—	$151,708,925
Money market funds	1,981,814	—	—	1,981,814

Total	$153,690,739	$—	$—	$153,690,739

565

Schedule of Investments (Unaudited)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.90%

DIVERSIFIED SUPPORT SERVICES — 1.47%
Healthcare Services Group Inc.	181,238	$8,487,376

		8,487,376

HEALTH CARE DISTRIBUTORS — 0.66%
PharMerica Corp.[a,b]	146,180	3,837,225

		3,837,225

HEALTH CARE FACILITIES — 19.68%
Acadia Healthcare Co. Inc.[a,b]	192,775	9,519,229
Brookdale Senior Living Inc.[a,b]	524,846	7,720,485
Capital Senior Living Corp.[a,b]	181,510	2,760,767
Community Health Systems Inc.[a,b]	497,833	4,958,417
Ensign Group Inc. (The)	213,871	4,655,972
HCA Healthcare Inc.[a]	304,615	26,562,428
HealthSouth Corp.	205,253	9,934,245
Kindred Healthcare Inc.	396,316	4,617,081
LifePoint Health Inc.[a,b]	114,797	7,708,619
National Healthcare Corp.	49,481	3,470,597
Select Medical Holdings Corp.[a]	386,334	5,930,227
Tenet Healthcare Corp.[a,b]	296,109	5,726,748
U.S. Physical Therapy Inc.	58,875	3,556,050
Universal Health Services Inc. Class B	138,480	16,905,638

		114,026,503

HEALTH CARE SERVICES — 25.61%
Amedisys Inc.[a]	94,536	5,937,806
CorVel Corp.[a]	59,149	2,806,620
DaVita Inc.[a]	242,427	15,699,573
Diplomat Pharmacy Inc.[a,b]	207,414	3,069,727
Envision Healthcare Corp.[a]	221,738	13,896,320
Express Scripts Holding Co.[a]	526,441	33,607,993
Laboratory Corp. of America Holdings[a]	135,598	20,901,076
LHC Group Inc.[a]	65,272	4,431,316
MEDNAX Inc.[a,b]	195,768	11,818,514
Premier Inc.[a,b]	170,845	6,150,420
Quest Diagnostics Inc.	178,349	19,825,275
Teladoc Inc.[a,b]	142,817	4,955,750
Tivity Health Inc.[a,b]	132,149	5,266,138

		148,366,528

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 2.86%
Cotiviti Holdings Inc.[a]	108,062	$4,013,423
HealthStream Inc.[a,b]	124,914	3,287,736
HMS Holdings Corp.[a,b]	296,166	5,479,071
Inovalon Holdings Inc. Class Aa,b	289,651	3,808,911

		16,589,141

LIFE SCIENCES TOOLS & SERVICES — 1.74%
PAREXEL International Corp.[a]	116,164	10,095,813

		10,095,813

MANAGED HEALTH CARE — 47.88%
Aetna Inc.	254,726	38,675,049
Anthem Inc.	202,908	38,173,082
Centene Corp.[a,b]	235,561	18,816,613
Cigna Corp.	209,056	34,993,884
HealthEquity Inc.[a,b]	130,566	6,506,104
Humana Inc.	131,301	31,593,647
Magellan Health Inc.[a,b]	81,708	5,956,513
Molina Healthcare Inc.[a]	114,586	7,927,059
Triple-S Management Corp. Class Ba	152,544	2,579,519
UnitedHealth Group Inc.	423,212	78,471,969
WellCare Health Plans Inc.[a]	76,354	13,710,124

		277,403,563

TOTAL COMMON STOCKS
(Cost: $552,553,940)		578,806,149

SHORT-TERM INVESTMENTS — 8.39%

MONEY MARKET FUNDS — 8.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	47,975,049	47,989,442
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	604,648	604,648

		48,594,090

TOTAL SHORT-TERM INVESTMENTS
(Cost: $48,589,974)		48,594,090

566

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

June 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 108.29%
(Cost: $601,143,914)[f]	$627,400,239
Other Assets, Less Liabilities — (8.29)%	(48,015,688)

NET ASSETS — 100.00%	$579,384,551

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $607,606,822. Net unrealized appreciation was $19,793,417, of which $81,268,882 represented gross unrealized appreciation on securities and $61,475,465 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$578,806,149	$—	$—	$578,806,149
Money market funds	48,594,090	—	—	48,594,090

Total	$627,400,239	$—	$—	$627,400,239

567

Schedule of Investments (Unaudited)

iSHARES® U.S. HOME CONSTRUCTION ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.97%

BUILDING PRODUCTS — 14.94%
American Woodmark Corp.[a]	144,418	$13,799,140
Builders FirstSource Inc.[a,b]	974,710	14,932,557
Fortune Brands Home & Security Inc.	429,183	27,999,899
JELD-WEN Holding Inc.[a]	420,418	13,646,768
Lennox International Inc.	134,049	24,616,758
Masco Corp.	779,403	29,780,989
Masonite International Corp.[a,b]	222,114	16,769,607
Owens Corning	376,909	25,222,750
PGT Innovations Inc.[a,b]	870,801	11,146,253
Quanex Building Products Corp.	544,673	11,519,834
Simpson Manufacturing Co. Inc.	360,951	15,777,168
Trex Co. Inc.[a,b]	237,645	16,079,061
Universal Forest Products Inc.	176,502	15,410,390
USG Corp.[a,b]	604,993	17,556,897

		254,258,071

CONSTRUCTION MATERIALS — 1.20%
Eagle Materials Inc.	220,994	20,424,266

		20,424,266

FOREST PRODUCTS — 1.16%
Louisiana-Pacific Corp.[a]	822,114	19,821,169

		19,821,169

HOME FURNISHINGS — 4.04%
Ethan Allen Interiors Inc.	399,137	12,892,125
Leggett & Platt Inc.	462,012	24,269,490
Mohawk Industries Inc.[a,b]	130,639	31,574,140

		68,735,755

HOME IMPROVEMENT RETAIL — 8.61%
Home Depot Inc. (The)	474,109	72,728,321
Lowe’s Companies Inc.	667,476	51,749,414
Lumber Liquidators Holdings Inc.[a,b]	424,121	10,628,472
Tile Shop Holdings Inc.[b]	551,583	11,390,189

		146,496,396

HOMEBUILDING — 65.32%
Beazer Homes USA Inc.[a,b]	696,627	9,557,722
CalAtlantic Group Inc.[b]	1,431,115	50,589,915

Security	Shares	Value
Cavco Industries Inc.[a]	166,657	$21,607,080
DR Horton Inc.	5,809,151	200,822,350
Hovnanian Enterprises Inc. Class Aa,b	2,590,087	7,252,244
Installed Building Products Inc.[a,b]	394,014	20,863,041
KB Home[b]	1,580,004	37,872,696
Lennar Corp. Class A	3,469,907	185,015,441
Lennar Corp. Class B	200,913	9,035,058
LGI Homes Inc.[a,b]	349,925	14,059,987
M/I Homes Inc.[a,b]	499,037	14,247,506
MDC Holdings Inc.	795,649	28,110,279
Meritage Homes Corp.[a,b]	727,064	30,682,101
NVR Inc.[a]	60,427	145,665,930
PulteGroup Inc.	4,985,898	122,304,078
Taylor Morrison Home Corp. Class Aa,b	1,394,537	33,482,833
Toll Brothers Inc.	2,625,468	103,732,241
TopBuild Corp.[a,b]	700,522	37,176,703
TRI Pointe Group Inc.[a,b]	3,006,759	39,659,151

		1,111,736,356
SPECIALTY CHEMICALS — 2.33%
Sherwin-Williams Co. (The)	112,974	39,649,355

		39,649,355
TRADING COMPANIES & DISTRIBUTORS — 2.37%
Beacon Roofing Supply Inc.[a,b]	370,048	18,132,352
Watsco Inc.	144,502	22,282,208

		40,414,560

TOTAL COMMON STOCKS
(Cost: $1,619,803,484)		1,701,535,928

SHORT-TERM INVESTMENTS — 8.70%

MONEY MARKET FUNDS — 8.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	147,112,856	147,156,990
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	927,885	927,885

		148,084,875

TOTAL SHORT-TERM INVESTMENTS
(Cost: $148,078,369)		148,084,875

568

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. HOME CONSTRUCTION ETF

June 30, 2017

Value
TOTAL INVESTMENTS IN SECURITIES — 108.67%
(Cost: $1,767,881,853)f	$1,849,620,803
Other Assets, Less Liabilities — (8.67)%	(147,539,401)

NET ASSETS — 100.00%	$1,702,081,402

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,775,769,936. Net unrealized appreciation was $73,850,867, of which $113,524,721 represented gross unrealized appreciation on securities and $39,673,854 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,701,535,928	$—	$—	$1,701,535,928
Money market funds	148,084,875	—	—	148,084,875

Total	$1,849,620,803	$—	$—	$1,849,620,803

569

Schedule of Investments (Unaudited)

iSHARES® U.S. INSURANCE ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.75%

INSURANCE BROKERS — 2.66%
Arthur J Gallagher & Co.	52,853	$3,025,834
Brown & Brown Inc.	36,060	1,553,104

		4,578,938
LIFE & HEALTH INSURANCE — 31.93%
Aflac Inc.	107,573	8,356,271
American Equity Investment Life Holding Co.	18,957	498,190
Athene Holding Ltd. Class Aa	17,367	861,577
CNO Financial Group Inc.	40,455	844,700
FBL Financial Group Inc. Class A	4,182	257,193
Genworth Financial Inc. Class Aa	123,407	465,244
Lincoln National Corp.	64,233	4,340,866
MetLife Inc.	280,017	15,384,134
National Western Life Group Inc.	922	294,690
Primerica Inc.	11,593	878,170
Principal Financial Group Inc.	75,907	4,863,361
Prudential Financial Inc.	112,824	12,200,787
Torchmark Corp.	32,645	2,497,343
Unum Group	67,266	3,136,614

		54,879,140
MULTI-LINE INSURANCE — 17.10%
American Financial Group Inc./OH	22,324	2,218,336
American International Group Inc.	227,667	14,233,741
American National Insurance Co.	3,045	354,712
Assurant Inc.	17,030	1,765,841
Hartford Financial Services Group Inc. (The)	103,301	5,430,533
Horace Mann Educators Corp.	14,542	549,688
Kemper Corp.	15,985	617,021
Loews Corp.	79,802	3,735,532
National General Holdings Corp.	22,683	478,611

		29,384,015
OTHER DIVERSIFIED FINANCIAL SERVICES — 1.22%
Voya Financial Inc.	56,826	2,096,311

		2,096,311
PROPERTY & CASUALTY INSURANCE — 45.73%
Allied World Assurance Co. Holdings AG	27,568	1,458,347
Allstate Corp. (The)	98,440	8,706,034
Ambac Financial Group Inc.[a]	10,271	178,202

Security	Shares	Value
AMERISAFE Inc.	6,601	$375,927
AmTrust Financial Services Inc.	38,567	583,904
Arch Capital Group Ltd.[a]	37,841	3,530,187
Argo Group International Holdings Ltd.	10,500	636,300
Assured Guaranty Ltd.	38,210	1,594,885
Axis Capital Holdings Ltd.	26,291	1,699,976
Chubb Ltd.	119,150	17,322,027
Cincinnati Financial Corp.	44,049	3,191,350
CNA Financial Corp.	9,909	483,064
Employers Holdings Inc.	11,790	498,717
Erie Indemnity Co. Class A	6,282	785,690
First American Financial Corp.	33,963	1,517,806
Hanover Insurance Group Inc. (The)	13,788	1,222,030
Infinity Property & Casualty Corp.	4,220	396,680
James River Group Holdings Ltd.	8,639	343,227
Markel Corp.[a,b]	4,025	3,927,837
MBIA Inc.[a]	46,358	437,156
Mercury General Corp.	12,590	679,860
Navigators Group Inc. (The)	7,600	417,240
Old Republic International Corp.	75,533	1,475,160
OneBeacon Insurance Group Ltd. Class A	10,638	193,931
ProAssurance Corp.	17,483	1,062,966
Progressive Corp. (The)	159,540	7,034,119
RLI Corp.	13,101	715,577
Safety Insurance Group Inc.	3,341	228,190
Selective Insurance Group Inc.	19,244	963,162
State National Companies Inc.	13,062	240,080
Travelers Companies Inc. (The)	74,912	9,478,615
United Fire Group Inc.	5,390	237,483
Universal Insurance Holdings Inc.	12,964	326,693
White Mountains Insurance Group Ltd.	1,462	1,269,937
WR Berkley Corp.	29,237	2,022,323
XL Group Ltd.	76,442	3,348,160

		78,582,842
REINSURANCE — 1.11%
Alleghany Corp.[a]	3,216	1,912,877

		1,912,877

TOTAL COMMON STOCKS
(Cost: $148,592,756)		171,434,123

570

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INSURANCE ETF

June 30, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.36%

MONEY MARKET FUNDS — 0.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	395,263	$395,381
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	214,371	214,371

		609,752

TOTAL SHORT-TERM INVESTMENTS
(Cost: $609,819)		609,752

TOTAL INVESTMENTS IN SECURITIES — 100.11%
(Cost: $149,202,575)[f]		172,043,875
Other Assets, Less Liabilities — (0.11)%		(181,976)

NET ASSETS — 100.00%		$171,861,899

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $150,285,157. Net unrealized appreciation was $21,758,718, of which $23,948,696 represented gross unrealized appreciation on securities and $2,189,978 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$171,434,123	$—	$—	$171,434,123
Money market funds	609,752	—	—	609,752

Total	$172,043,875	$—	$—	$172,043,875

571

Schedule of Investments (Unaudited)

iSHARES® U.S. MEDICAL DEVICES ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.91%

HEALTH CARE EQUIPMENT — 86.77%
Abbott Laboratories	2,918,693	$141,877,667
ABIOMED Inc.[a]	136,004	19,489,373
Accuray Inc.[a,b]	577,705	2,744,099
Analogic Corp.	68,825	5,000,136
AtriCure Inc.[a]	184,242	4,467,869
Baxter International Inc.	1,070,733	64,822,176
Becton Dickinson and Co.	448,426	87,492,397
Boston Scientific Corp.[a]	2,799,970	77,615,168
Cantel Medical Corp.	145,454	11,332,321
Cardiovascular Systems Inc.[a]	171,470	5,526,478
CR Bard Inc.	169,355	53,534,809
CryoLife Inc.[a]	171,518	3,421,784
Danaher Corp.	1,151,064	97,138,291
DexCom Inc.[a,b]	286,254	20,939,480
Edwards Lifesciences Corp.[a]	479,575	56,704,948
GenMark Diagnostics Inc.[a]	321,329	3,801,322
Glaukos Corp.[a]	75,199	3,118,503
Globus Medical Inc. Class Aa,b	305,119	10,114,695
Hill-Rom Holdings Inc.	210,624	16,767,777
Hologic Inc.[a]	763,390	34,642,638
IDEXX Laboratories Inc.[a]	229,089	36,979,546
Inogen Inc.[a,b]	77,266	7,372,722
Insulet Corp.[a,b]	240,726	12,351,651
Integra LifeSciences Holdings Corp.[a,b]	236,918	12,914,400
Intuitive Surgical Inc.[a]	77,411	72,407,927
Invacare Corp.	209,622	2,767,010
K2M Group Holdings Inc.[a]	198,303	4,830,661
Masimo Corp.[a]	164,224	14,973,944
Medtronic PLC	2,087,889	185,300,149
Natus Medical Inc.[a,b]	169,771	6,332,458
Nevro Corp.[a,b]	106,181	7,903,052
NuVasive Inc.[a]	186,490	14,344,811
NxStage Medical Inc.[a,b]	293,785	7,365,190
Penumbra Inc.[a,b]	115,135	10,103,096
ResMed Inc.	407,152	31,704,926
STERIS PLC	272,809	22,233,933
Stryker Corp.	608,214	84,407,939
Teleflex Inc.	132,905	27,612,343
Varex Imaging Corp.[a]	186,816	6,314,381
Varian Medical Systems Inc.[a,b]	269,804	27,841,075
Wright Medical Group NVa,b	417,820	11,485,872
Zimmer Biomet Holdings Inc.	459,242	58,966,673

		1,387,065,690

Security	Shares	Value
HEALTH CARE SERVICES — 0.33%
BioTelemetry Inc.[a]	159,080	$5,321,226

		5,321,226
HEALTH CARE SUPPLIES — 0.66%
Atrion Corp.	7,877	5,067,274
OraSure Technologies Inc.[a]	313,430	5,409,802

		10,477,076
HEALTH CARE TECHNOLOGY — 0.47%
Omnicell Inc.[a,b]	174,097	7,503,580

		7,503,580
LIFE SCIENCES TOOLS & SERVICES — 11.68%
Bio-Rad Laboratories Inc. Class Aa	73,094	16,541,903
Bruker Corp.	421,361	12,152,051
Thermo Fisher Scientific Inc.	685,608	119,618,028
Waters Corp.[a]	209,046	38,431,017

		186,742,999

TOTAL COMMON STOCKS
(Cost: $1,405,809,425)		1,597,110,571

SHORT-TERM INVESTMENTS — 3.25%

MONEY MARKET FUNDS — 3.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	50,683,694	50,698,899
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	1,228,251	1,228,251

		51,927,150

TOTAL SHORT-TERM INVESTMENTS
(Cost: $51,917,943)		51,927,150

TOTAL INVESTMENTS IN SECURITIES — 103.16%
(Cost: $1,457,727,368)[f]		1,649,037,721
Other Assets, Less Liabilities — (3.16)%		(50,408,782)

NET ASSETS — 100.00%		$1,598,628,939

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,464,405,244. Net unrealized appreciation was $184,632,477, of which $195,872,507 represented gross unrealized appreciation on securities and $11,240,030 represented gross unrealized depreciation on securities.

572

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. MEDICAL DEVICES ETF

June 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,597,110,571	$—	$—	$1,597,110,571
Money market funds	51,927,150	—	—	51,927,150

Total	$1,649,037,721	$—	$—	$1,649,037,721

573

Schedule of Investments (Unaudited)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.98%

OIL & GAS EXPLORATION & PRODUCTION — 72.39%
Anadarko Petroleum Corp.	379,565	$17,209,477
Antero Resources Corp.[a,b]	134,834	2,913,763
Apache Corp.	272,333	13,052,921
Cabot Oil & Gas Corp.	359,871	9,025,565
California Resources Corp.[a,b]	52,663	450,269
Callon Petroleum Co.[a,b]	195,764	2,077,056
Carrizo Oil & Gas Inc.[a,b]	65,577	1,142,351
Centennial Resource Development Inc./DE Class Aa	118,182	1,869,639
Chesapeake Energy Corp.[a,b]	687,545	3,417,099
Cimarex Energy Co.	74,268	6,981,935
Concho Resources Inc.[a]	106,017	12,884,246
ConocoPhillips	757,575	33,302,997
Continental Resources Inc./OKa,b	80,007	2,586,626
Denbury Resources Inc.[a]	476,180	728,555
Devon Energy Corp.	379,488	12,132,231
Diamondback Energy Inc.[a,b]	77,677	6,898,494
Energen Corp.[a]	82,981	4,096,772
EOG Resources Inc.	356,354	32,257,164
EQT Corp.[b]	135,927	7,963,963
Extraction Oil & Gas Inc.[a,b]	49,075	660,059
Gulfport Energy Corp.[a]	155,757	2,297,416
Hess Corp.	204,194	8,957,991
Kosmos Energy Ltd.[a,b]	238,035	1,525,804
Laredo Petroleum Inc.[a,b]	143,201	1,506,475
Marathon Oil Corp.	655,519	7,767,900
Matador Resources Co.[a]	91,302	1,951,124
Murphy Oil Corp.	144,238	3,696,820
Newfield Exploration Co.[a,b]	166,833	4,748,067
Noble Energy Inc.	340,725	9,642,517
Oasis Petroleum Inc.[a,b]	231,520	1,863,736
Parsley Energy Inc. Class Aa,b	187,282	5,197,075
PDC Energy Inc.[a]	53,292	2,297,418
Pioneer Natural Resources Co.	114,259	18,233,451
QEP Resources Inc.[a]	231,718	2,340,352
Range Resources Corp.	164,742	3,817,072
Rice Energy Inc.[a]	120,543	3,210,060
RSP Permian Inc.[a]	98,315	3,172,625
Sanchez Energy Corp.[a,b]	52,606	377,711
SM Energy Co.	99,354	1,642,322

Security	Shares	Value
Southwestern Energy Co.[a]	469,236	$2,852,955
SRC Energy Inc.[a,b]	211,093	1,420,656
Whiting Petroleum Corp.[a,b]	281,892	1,553,225
WPX Energy Inc.[a]	353,533	3,415,129

		265,139,083
OIL & GAS REFINING & MARKETING — 23.11%
Delek U.S. Holdings Inc.	74,527	1,970,494
HollyFrontier Corp.	154,900	4,255,103
Marathon Petroleum Corp.	349,480	18,288,288
Par Pacific Holdings Inc.[a,b]	38,442	693,494
PBF Energy Inc. Class A	106,048	2,360,629
Phillips 66	287,147	23,744,185
Tesoro Corp.	112,451	10,525,414
Valero Energy Corp.	300,719	20,286,504
World Fuel Services Corp.	66,052	2,539,699

		84,663,810
OIL & GAS STORAGE & TRANSPORTATION — 4.48%
Cheniere Energy Inc.[a]	180,993	8,816,169
Targa Resources Corp.	168,246	7,604,719

		16,420,888

TOTAL COMMON STOCKS
(Cost: $508,870,177)		366,223,781

SHORT-TERM INVESTMENTS — 9.44%

MONEY MARKET FUNDS — 9.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	34,311,625	34,321,918
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	258,607	258,607

		34,580,525

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,580,763)		34,580,525

574

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

June 30, 2017

Shares	Value
TOTAL INVESTMENTS IN SECURITIES — 109.42%
(Cost: $543,450,940)[f]	$400,804,306
Other Assets, Less Liabilities — (9.42)%	(34,512,831)

NET ASSETS — 100.00%	$366,291,475

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $558,188,173. Net unrealized depreciation was $157,383,867, of which $4,856,239 represented gross unrealized appreciation on securities and $162,240,106 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$366,223,781	$—	$—	$366,223,781
Money market funds	34,580,525	—	—	34,580,525

Total	$400,804,306	$—	$—	$400,804,306

575

Schedule of Investments (Unaudited)

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.82%

INDUSTRIAL MACHINERY — 1.62%
Chart Industries Inc.[a,b]	91,032	$3,161,542

		3,161,542
OIL & GAS DRILLING — 21.06%
Atwood Oceanics Inc.[a,b]	270,609	2,205,463
Diamond Offshore Drilling Inc.[a,b]	232,748	2,520,661
Ensco PLC Class A	697,197	3,597,537
Helmerich & Payne Inc.	143,857	7,817,189
Nabors Industries Ltd.	575,782	4,686,866
Noble Corp. PLC[b]	763,435	2,763,635
Patterson-UTI Energy Inc.	283,233	5,718,474
Rowan Companies PLC Class Aa	319,833	3,275,090
Transocean Ltd.[a]	656,054	5,399,324
Unit Corp.[a,b]	171,647	3,214,948

		41,199,187
OIL & GAS EQUIPMENT & SERVICES — 77.14%
Archrock Inc.	246,741	2,812,847
Baker Hughes Inc.	277,535	15,128,433
Core Laboratories NV	64,297	6,511,357
Dril-Quip Inc.[a,b]	83,648	4,082,022
Exterran Corp.[a]	104,177	2,781,526
Fairmount Santrol Holdings Inc.[a,b]	570,458	2,224,786
Forum Energy Technologies Inc.[a,b]	203,618	3,176,441
Frank’s International NVb	240,206	1,991,308
Halliburton Co.	440,509	18,814,139
Helix Energy Solutions Group Inc.[a]	476,960	2,690,054
McDermott International Inc.[a,b]	654,210	4,690,686
National Oilwell Varco Inc.	336,659	11,089,548
Newpark Resources Inc.[a,b]	338,261	2,486,218
Oceaneering International Inc.	192,850	4,404,694
Oil States International Inc.[a,b]	134,150	3,642,173
RPC Inc.[b]	168,662	3,408,659
Schlumberger Ltd.	452,271	29,777,523
SEACOR Holdings Inc.[a]	64,693	2,218,970
SEACOR Marine Holdings Inc.[a]	91,690	1,866,808
Superior Energy Services Inc.[a,b]	375,494	3,916,402
TechnipFMC PLC[a]	400,817	10,902,222
TETRA Technologies Inc.[a,b]	592,893	1,654,172
U.S. Silica Holdings Inc.	140,552	4,988,191

Security	Shares	Value
Weatherford International PLC[a,b]	1,465,660	$5,672,104

		150,931,283

TOTAL COMMON STOCKS
(Cost: $315,818,634)		195,292,012

SHORT-TERM INVESTMENTS — 15.74%

MONEY MARKET FUNDS — 15.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	30,669,859	30,679,060
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	114,536	114,536

		30,793,596

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,790,926)		30,793,596

TOTAL INVESTMENTS IN SECURITIES — 115.56%
(Cost: $346,609,560)[f]		226,085,608
Other Assets, Less Liabilities — (15.56)%		(30,440,044)

NET ASSETS — 100.00%		$195,645,564

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $375,313,194. Net unrealized depreciation was $149,227,586, of which $2,974,526 represented gross unrealized appreciation on securities and $152,202,112 represented gross unrealized depreciation on securities.

576

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

June 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$195,292,012	$—	$—	$195,292,012
Money market funds	30,793,596	—	—	30,793,596

Total	$226,085,608	$—	$—	$226,085,608

577

Schedule of Investments (Unaudited)

iSHARES® U.S. PHARMACEUTICALS ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.90%

BIOTECHNOLOGY — 9.96%
AMAG Pharmaceuticals Inc.[a,b]	417,733	$7,686,287
Amicus Therapeutics Inc.[a,b]	1,041,965	10,492,588
Ironwood Pharmaceuticals Inc.[a,b]	638,996	12,064,244
Spectrum Pharmaceuticals Inc.[a,b]	1,005,048	7,487,608
Synergy Pharmaceuticals Inc.[a,b]	2,023,569	9,004,882
TESARO Inc.[a,b]	103,717	14,505,860
Vanda Pharmaceuticals Inc.[a,b]	508,005	8,280,481

		69,521,950
PHARMACEUTICALS — 89.94%
Aerie Pharmaceuticals Inc.[a,b]	195,749	10,286,610
Akorn Inc.[a,b]	365,997	12,275,539
Allergan PLC	173,736	42,233,484
Amphastar Pharmaceuticals Inc.[a,b]	409,226	7,308,776
Bristol-Myers Squibb Co.	788,056	43,910,480
Catalent Inc.[a]	390,926	13,721,503
Corcept Therapeutics Inc.[a,b]	673,540	7,947,772
Depomed Inc.[a,b]	685,392	7,361,110
Dermira Inc.[a,b]	284,251	8,283,074
Eli Lilly & Co.	500,408	41,183,579
Endo International PLC[a]	927,337	10,358,354
Horizon Pharma PLC[a]	927,645	11,011,146
Impax Laboratories Inc.[a,b]	555,812	8,948,573
Innoviva Inc.[a]	664,082	8,500,250
Intersect ENT Inc.[a]	275,185	7,691,421
Intra-Cellular Therapies Inc.[a,b]	575,952	7,153,324
Jazz Pharmaceuticals PLC[a]	121,424	18,881,432
Johnson & Johnson	525,035	69,456,880
Lannett Co. Inc.[a,b]	343,393	7,005,217
Mallinckrodt PLC[a]	343,574	15,395,551
Medicines Co. (The)[a,b]	309,792	11,775,194
Merck & Co. Inc.	833,445	53,415,490
Mylan NVa	599,789	23,283,809
Omeros Corp.[a,b]	460,380	9,163,864
Pacira Pharmaceuticals Inc./DEa,b	233,472	11,136,614
Perrigo Co. PLC	271,112	20,474,378
Pfizer Inc.	1,720,983	57,807,819
Phibro Animal Health Corp. Series A	201,371	7,460,796
Prestige Brands Holdings Inc.[a,b]	233,538	12,333,142
Revance Therapeutics Inc.[a,b]	272,953	7,205,959
SciClone Pharmaceuticals Inc.[a,b]	651,577	7,167,347
TherapeuticsMD Inc.[a,b]	1,753,648	9,241,725

Security	Shares	Value
Theravance Biopharma Inc.[a,b]	250,337	$9,973,426
Zoetis Inc.[b]	452,668	28,237,430

		627,591,068

TOTAL COMMON STOCKS
(Cost: $719,804,043)		697,113,018

SHORT-TERM INVESTMENTS — 18.05%

MONEY MARKET FUNDS — 18.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	125,631,795	125,669,485
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	274,575	274,575

		125,944,060

TOTAL SHORT-TERM INVESTMENTS
(Cost: $125,921,405)		125,944,060

TOTAL INVESTMENTS IN SECURITIES — 117.95%
(Cost: $845,725,448)[f]		823,057,078
Other Assets, Less Liabilities — (17.95)%		(125,274,102)

NET ASSETS — 100.00%		$697,782,976

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $877,233,723. Net unrealized depreciation was $54,176,645, of which $60,621,806 represented gross unrealized appreciation on securities and $114,798,451 represented gross unrealized depreciation on securities.

578

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PHARMACEUTICALS ETF

June 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$697,113,018	$—	$—	$697,113,018
Money market funds	125,944,060	—	—	125,944,060

Total	$823,057,078	$—	$—	$823,057,078

579

Schedule of Investments (Unaudited)

iSHARES® U.S. PREFERRED STOCK ETF

June 30, 2017

Security	Shares	Value
PREFERRED STOCKS — 97.54%

AEROSPACE & DEFENSE — 0.54%
Arconic Inc., 5.38%[a]	2,747,036	$98,343,889

		98,343,889
AUTOMOBILES — 5.09%
Countrywide Capital V, 7.00%	6,481,842	166,324,066
Deutsche Bank Contingent Capital Trust II, 6.55%	3,398,846	86,262,711
Deutsche Bank Contingent Capital Trust III, 7.60%	8,369,020	218,766,183
Deutsche Bank Contingent Capital Trust V, 8.05%	6,004,498	159,899,782
GMAC Capital Trust I Series 2, 6.97%[b]	11,435,871	299,619,820

		930,872,562
BANKS — 37.05%
Associated Banc-Corp Series D, 5.38%	424,939	10,614,976
Banc of California Inc. Series D, 7.38%	552,517	14,696,952
Banc of California Inc. Series E, 7.00%	539,409	14,510,102
Bank of America Corp., 6.20%	2,695,648	72,270,323
Bank of America Corp. Series 3, 6.38%	2,638,390	67,780,239
Bank of America Corp. Series 4, 4.00%[b,c]	849,146	20,540,842
Bank of America Corp. Series 5, 4.00%[b]	805,230	18,995,376
Bank of America Corp. Series D, 6.20%	1,283,924	32,996,847
Bank of America Corp. Series EE, 6.00%	2,419,307	64,595,497
Bank of America Corp. Series H, 3.00%[b,c]	689,565	15,549,691
Bank of America Corp. Series I, 6.63%	666,995	17,248,491
Bank of America Corp. Series W, 6.63%	2,463,564	66,664,042
Bank of America Corp. Series Y, 6.50%	2,938,911	79,115,484
Barclays Bank PLC Series 5, 8.13%[c]	11,278,478	299,894,730

Security	Shares	Value
BB&T Corp., 5.63%[c]	2,004,767	$53,928,232
BB&T Corp., 5.85%[c]	2,708,152	69,409,936
BB&T Corp. Series E, 5.63%[c]	5,075,863	129,231,472
BB&T Corp. Series F, 5.20%	2,264,308	56,675,629
BB&T Corp. Series G, 5.20%[c]	2,405,804	61,781,047
Citigroup Inc. Series C, 5.80%	2,505,307	65,238,194
Citigroup Inc. Series J, 7.13%[b,c]	4,087,100	122,204,290
Citigroup Inc. Series K, 6.88%[b]	6,330,795	187,328,224
Citigroup Inc. Series L, 6.88%	2,037,740	54,876,338
Citigroup Inc. Series S, 6.30%	4,382,999	117,026,073
Cullen/Frost Bankers Inc., 5.38%[c]	841,338	21,454,119
Fifth Third Bancorp. Series I, 6.63%[b,c]	2,231,366	66,918,666
First Republic Bank/CA, 5.50%[c]	847,205	21,629,144
First Republic Bank/CA, 5.63%	626,924	15,936,408
First Republic Bank/CA, 5.70%[c]	438,623	11,404,198
First Republic Bank/CA Series G, 5.50%	654,537	17,155,415
HSBC Holdings PLC, 8.13%	9,502,479	258,657,478
HSBC Holdings PLC Series 2, 8.00%	16,110,202	431,914,516
HSBC Holdings PLC Series A, 6.20%	6,201,437	163,655,922
Huntington Bancshares Inc./OH Series D, 6.25%	2,548,389	70,004,246
ING Groep NV, 6.13%	3,027,704	78,447,811
ING Groep NV, 6.20%	2,170,737	55,918,185
ING Groep NV, 6.38%	4,495,209	116,291,057
JPMorgan Chase & Co. Series AA, 6.10%	5,778,657	156,774,964
JPMorgan Chase & Co. Series BB, 6.15%	4,873,650	133,586,746
JPMorgan Chase & Co. Series O, 5.50%	5,269,791	135,222,837
JPMorgan Chase & Co. Series P, 5.45%	3,821,685	98,943,425
JPMorgan Chase & Co. Series T, 6.70%	3,925,258	105,903,461
JPMorgan Chase & Co. Series W, 6.30%[c]	3,730,897	100,547,674

580

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

June 30, 2017

Security	Shares	Value
JPMorgan Chase & Co. Series Y, 6.13%	6,061,341	$163,353,140
KeyCorp Series E, 6.13%[b]	2,126,558	62,308,149
National Westminster Bank PLC Series C, 7.76%[c]	1,075,033	28,219,616
People’s United Financial Inc. Series A, 5.63%[b]	1,055,532	29,470,453
PNC Financial Services Group Inc. (The) Series P, 6.13%[b,d]	6,272,991	185,680,534
PNC Financial Services Group Inc. (The) Series Q, 5.38%[c,d]	1,994,964	51,031,179
Regions Financial Corp. Series A, 6.38%	2,479,489	63,303,834
Regions Financial Corp. Series B, 6.38%[b,c]	2,406,821	70,086,628
Royal Bank of Scotland Group PLC Series H, 7.25%[c]	1,046,544	27,775,278
Royal Bank of Scotland Group PLC Series L, 5.75%	3,235,410	81,888,227
Royal Bank of Scotland Group PLC Series S, 6.60%[c]	2,880,163	74,567,420
Santander Finance Preferred SAU Series 6, 4.00%[b]	1,520,417	37,295,829
SunTrust Banks Inc., 4.00%[b]	738,947	18,288,938
SunTrust Banks Inc. Series E, 5.88%	1,966,780	50,428,239
Texas Capital Bancshares Inc. Series A, 6.50%[c]	788,256	20,124,176
U.S. Bancorp. Series B, 3.50%[b,c]	4,404,063	105,961,756
U.S. Bancorp. Series F, 6.50%[b,c]	4,736,387	140,623,330
U.S. Bancorp. Series H, 5.15%[c]	2,141,151	56,012,510
Wells Fargo & Co., 5.20%	3,443,636	86,435,264
Wells Fargo & Co., 5.70%	3,209,245	83,119,445
Wells Fargo & Co., 5.85%[b]	7,593,952	210,048,712
Wells Fargo & Co., 6.63%[b]	3,791,947	114,630,558
Wells Fargo & Co. Series J, 8.00%	9,012,760	233,520,612
Wells Fargo & Co. Series L, 7.50%[a]	407,543	534,333,703
Wells Fargo & Co. Series O, 5.13%	3,020,009	75,953,226

Security	Shares	Value
Wells Fargo & Co. Series P, 5.25%[c]	2,951,962	$75,363,590
Wells Fargo & Co. Series T, 6.00%[c]	2,952,430	77,678,433
Wells Fargo & Co. Series V, 6.00%	4,054,623	107,163,686
Wells Fargo & Co. Series X, 5.50%	4,639,122	118,483,176
Zions BanCorp. Series G, 6.30%[b,c]	684,174	19,156,872

		6,775,845,812
CAPITAL MARKETS — 13.11%
Affiliated Managers Group Inc., 6.38%	860,633	21,860,078
Apollo Global Management LLC, 6.38%	1,174,966	30,243,625
Apollo Investment Corp., 6.63%	640,750	16,102,048
Ares Management LP Series A, 7.00%	1,313,771	35,051,410
Bank of New York Mellon Corp. (The), 5.20%	2,505,013	62,950,977
Charles Schwab Corp. (The), 5.95%	3,178,034	86,664,987
Charles Schwab Corp. (The) Series B, 6.00%	2,052,495	52,400,197
Charles Schwab Corp. (The) Series C, 6.00%	2,545,897	69,146,563
Gabelli Dividend & Income Trust (The) Series G, 5.25%[c]	421,876	10,884,401
Goldman Sachs Group Inc. (The), 4.00%[b]	846,940	20,047,070
Goldman Sachs Group Inc. (The), 5.95%[c]	3,601,780	93,250,084
Goldman Sachs Group Inc. (The) Series A, 3.75%[b]	3,176,518	76,490,553
Goldman Sachs Group Inc. (The) Series B, 6.20%[c]	3,389,693	88,708,266
Goldman Sachs Group Inc. (The) Series D, 4.00%[b]	5,732,662	135,290,823
Goldman Sachs Group Inc. (The) Series J, 5.50%[b]	4,377,282	123,220,488
Goldman Sachs Group Inc. (The) Series K, 6.38%[b]	2,964,104	87,529,991

581

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

June 30, 2017

Security	Shares	Value
Goldman Sachs Group Inc. (The) Series N, 6.30%	2,860,293	$78,429,234
KKR & Co. LP Series A, 6.75%	1,187,466	32,405,947
KKR & Co. LP Series B, 6.50%[c]	657,187	17,671,758
KKR Financial Holdings LLC Series A, 7.38%	1,615,483	42,131,797
Ladenburg Thalmann Financial Services Inc. Series A, 8.00%[c]	1,549,911	38,406,795
Merrill Lynch Capital Trust I Series K, 6.45%[b]	4,367,096	111,360,948
Merrill Lynch Capital Trust III, 7.38%[b,c]	3,109,335	81,153,644
Morgan Stanley, 6.88%[b]	3,659,093	107,174,834
Morgan Stanley Series A, 4.00%[b]	4,653,564	110,103,324
Morgan Stanley Series E, 7.13%[b]	3,669,898	108,775,777
Morgan Stanley Series G, 6.63%	2,146,999	58,806,303
Morgan Stanley Series I, 6.38%[b]	4,236,793	120,918,072
Morgan Stanley Series K, 5.85%[b]	4,251,038	116,138,358
Northern Trust Corp. Series C, 5.85%	1,731,802	47,780,417
State Street Corp., 6.00%	3,148,602	84,288,076
State Street Corp. Series C, 5.25%	2,107,405	53,127,680
State Street Corp. Series D, 5.90%[b]	3,260,148	91,642,760
State Street Corp. Series G, 5.35%[b]	2,115,484	58,027,726
Stifel Financial Corp. Series A, 6.25%[c]	646,828	17,237,966
Virtus Investment Partners Inc. Series D, 7.25%[a]	119,836	11,983,600

		2,397,406,577
CHEMICALS — 0.12%
Rayonier Advanced Materials Inc. Series A, 8.00%[a]	184,781	21,157,425

		21,157,425

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.57%
Pitney Bowes Inc., 6.70%	1,856,871	$49,615,593
Stericycle Inc., 5.25%[a]	824,242	55,174,760

		104,790,353
CONSUMER FINANCE — 2.81%
Capital One Financial Corp. Series B, 6.00%	4,041,656	102,738,895
Capital One Financial Corp. Series C, 6.25%	2,388,029	63,664,853
Capital One Financial Corp. Series D, 6.70%	2,455,069	67,342,543
Capital One Financial Corp. Series F, 6.20%[c]	2,447,712	65,476,296
Capital One Financial Corp. Series G, 5.20%	2,551,277	61,689,878
Capital One Financial Corp. Series H, 6.00%	2,127,410	56,078,528
Discover Financial Services Series B, 6.50%	2,579,868	66,508,997
Navient Corp., 6.00%	1,283,588	30,639,245

		514,139,235
DIVERSIFIED FINANCIAL SERVICES — 2.41%
Allied Capital Corp., 6.88%[c]	996,353	25,646,126
Citigroup Capital XIII, 7.54%[b]	9,582,182	248,945,089
General Electric Co., 4.88%	6,473,004	165,582,952

		440,174,167
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.99%
Frontier Communications Corp. Series A, 11.13%[a]	2,072,145	61,003,949
Qwest Corp., 7.00%	4,003,785	101,631,055
Qwest Corp., 7.50%[c]	715,737	18,165,405

		180,800,409
ELECTRIC UTILITIES — 3.50%
Duke Energy Corp., 5.13%[c]	2,189,457	57,254,301
FPL Group Capital Trust I, 5.88%[c]	1,348,183	36,522,277
Great Plains Energy Inc., 7.00%[a]	1,826,135	96,858,200
NextEra Energy Capital Holdings Inc., 5.00%	1,980,168	50,494,284
NextEra Energy Capital Holdings Inc. Series G, 5.70%	1,735,978	43,989,683

582

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

June 30, 2017

Security	Shares	Value
NextEra Energy Capital Holdings Inc. Series H, 5.63%	1,538,889	$38,749,225
NextEra Energy Capital Holdings Inc. Series I, 5.13%	2,195,623	55,549,262
PPL Capital Funding Inc. Series B, 5.90%	2,019,876	53,324,726
SCE Trust I, 5.63%[c]	2,064,860	51,869,283
SCE Trust II, 5.10%	1,775,502	45,008,976
SCE Trust III, 5.75%[b]	1,186,579	33,319,138
SCE Trust IV Series J, 5.38%[b]	1,401,308	39,586,951
SCE Trust V Series K, 5.45%[b]	1,293,893	37,393,508

		639,919,814
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.31%
Belden Inc., 6.75%[a]	554,193	57,486,440

		57,486,440
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.04%
American Homes 4 Rent Series D, 6.50%	1,063,449	27,532,695
American Homes 4 Rent Series E, 6.35%[c]	942,390	24,351,358
American Tower Corp., 5.50%[a,c]	1,465,394	177,649,715
Ashford Hospitality Trust Inc. Series D, 8.45%	990,761	25,095,976
Ashford Hospitality Trust Inc. Series F, 7.38%	497,632	12,440,800
Ashford Hospitality Trust Inc. Series G, 7.38%	659,892	16,464,305
Boston Properties Inc., 5.25%[c]	980,504	25,365,638
CBL & Associates Properties Inc. Series D, 7.38%[c]	1,939,493	45,112,607
CBL & Associates Properties Inc. Series E, 6.63%[c]	721,604	16,777,293
Cedar Realty Trust Inc. Series B, 7.25%[c]	846,248	21,477,774
City Office REIT Inc. Series A, 6.63%[c]	475,143	12,002,112
Colony NorthStar Inc. Series B, 8.25%	1,537,709	39,257,711

Security	Shares	Value
Colony NorthStar Inc. Series C, 8.88%	541,293	$13,981,598
Colony NorthStar Inc. Series D, 8.50%	843,026	22,213,735
Colony NorthStar Inc. Series E, 8.75%[c]	1,122,780	30,315,060
Colony NorthStar Inc. Series H, 7.13%	1,253,674	32,282,106
Digital Realty Trust Inc. Series G, 5.88%[c]	1,149,733	29,398,673
Digital Realty Trust Inc. Series H, 7.38%	1,603,149	43,974,377
Digital Realty Trust Inc. Series I, 6.35%	1,098,307	29,819,035
DuPont Fabros Technology Inc. Series C, 6.63%[c]	868,863	23,614,827
Equity Commonwealth, 5.75%	817,776	20,697,911
Hersha Hospitality Trust Series D, 6.50%[c]	819,375	20,648,250
Kimco Realty Corp. Series I, 6.00%	1,769,076	44,580,715
Kimco Realty Corp. Series J, 5.50%	1,058,700	26,562,783
Kimco Realty Corp. Series K, 5.63%	800,747	20,002,660
LaSalle Hotel Properties Series J, 6.30%	645,569	16,352,263
Monmouth Real Estate Investment Corp. Series C, 6.13%[c]	581,135	14,964,226
National Retail Properties Inc. Series E, 5.70%	1,311,908	33,401,178
National Retail Properties Inc. Series F, 5.20%	1,473,108	35,722,869
Pebblebrook Hotel Trust Series D, 6.38%[c]	539,416	13,760,502
Pennsylvania REIT Series C, 7.20%	728,325	19,482,694
PS Business Parks Inc. Series T, 6.00%	1,526,880	38,477,376
PS Business Parks Inc. Series U, 5.75%[c]	1,009,959	25,420,668
PS Business Parks Inc. Series W, 5.20%[c]	811,219	20,272,363

583

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

June 30, 2017

Security	Shares	Value
Public Storage Series A, 5.88%	867,886	$23,432,922
Public Storage Series B, 5.40%[c]	1,296,945	33,954,020
Public Storage Series C, 5.13%[c]	861,797	21,717,284
Public Storage Series D, 4.95%	1,380,731	33,855,524
Public Storage Series E, 4.90%	1,484,168	35,902,024
Public Storage Series S, 5.90%	2,017,222	50,612,100
Public Storage Series T, 5.75%	1,997,849	50,325,816
Public Storage Series U, 5.63%	1,248,762	31,493,778
Public Storage Series V, 5.38%	2,163,033	54,616,583
Public Storage Series W, 5.20%[c]	2,191,053	55,104,983
Public Storage Series X, 5.20%[c]	1,007,150	25,420,466
Public Storage Series Y, 6.38%	1,249,819	34,232,542
Public Storage Series Z, 6.00%[c]	1,256,066	33,599,766
Senior Housing Properties Trust, 5.63%[c]	1,603,207	40,609,233
VEREIT Inc. Series F, 6.70%	4,686,856	124,623,501
Vornado Realty Trust Series K, 5.70%	1,300,991	33,279,350
Vornado Realty Trust Series L, 5.40%	1,293,248	32,719,174
Welltower Inc., 6.50%[a]	1,532,748	101,559,883

		1,836,532,802
FOOD PRODUCTS — 1.56%
CHS Inc., 6.75%[b,c]	2,162,089	61,143,877
CHS Inc., 8.00%	1,336,435	40,935,004
CHS Inc. Series 1, 7.88%	2,208,833	63,945,716
CHS Inc. Series 2, 7.10%[b]	1,880,910	55,336,372
CHS Inc. Series 4, 7.50%	2,196,435	63,455,007

		284,815,976
INSURANCE — 8.82%
Aegon NV, 6.38%	4,277,395	110,399,565

Security	Shares	Value
Aegon NV, 6.50%	2,161,826	$56,618,223
Aegon NV, 8.00%	2,265,079	58,710,848
Aegon NV Series 1, 4.00%[b]	1,078,097	26,855,396
Aflac Inc., 5.50%	2,325,422	58,949,448
Allstate Corp. (The), 5.10%[b,c]	2,217,367	62,086,276
Allstate Corp. (The), 5.63%	1,298,443	33,616,689
Allstate Corp. (The) Series C, 6.75%	1,719,462	46,459,863
Allstate Corp. (The) Series E, 6.63%	3,271,489	88,232,058
Allstate Corp. (The) Series F, 6.25%	1,140,145	31,068,951
AmTrust Financial Services Inc. Series D, 7.50%	823,109	20,371,948
AmTrust Financial Services Inc. Series E, 7.75%	633,741	16,033,647
AmTrust Financial Services Inc. Series F, 6.95%	1,215,250	28,704,205
Arch Capital Group Ltd. Series C, 6.75%[c]	1,526,795	39,162,292
Arch Capital Group Ltd. Series E, 5.25%	1,900,079	46,304,925
Argo Group U.S. Inc., 6.50%	771,984	19,538,915
Aspen Insurance Holdings Ltd., 5.63%	1,087,499	28,111,849
Aspen Insurance Holdings Ltd., 5.95%[b]	1,240,624	34,861,534
Assured Guaranty Municipal Holdings Inc., 6.25%	1,058,226	27,228,155
Axis Capital Holdings Ltd. Series D, 5.50%	1,074,726	27,341,029
Axis Capital Holdings Ltd. Series E, 5.50%	2,336,996	58,214,570
Endurance Specialty Holdings Ltd. Series C, 6.35%	1,003,509	26,743,515
Hartford Financial Services Group Inc. (The), 7.88%[b]	2,659,549	81,781,132
Maiden Holdings Ltd., 7.13%	704,768	18,662,257
MetLife Inc. Series A, 4.00%[b]	2,625,161	66,232,812
National General Holdings Corp. Series B, 7.50%	743,423	19,187,748
National General Holdings Corp. Series C, 7.50%	856,499	22,097,674
PartnerRe Ltd. Series G, 6.50%	633,657	17,260,817

584

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

June 30, 2017

Security	Shares	Value
PartnerRe Ltd. Series H, 7.25%	1,453,844	$42,161,476
PartnerRe Ltd. Series I, 5.88%[c]	953,589	25,022,175
Protective Life Corp., 6.00%	100,635	2,548,078
Protective Life Corp., 6.25%	1,293,223	32,809,068
Prudential Financial Inc., 5.70%	3,167,098	82,249,535
Prudential Financial Inc., 5.75%[c]	2,591,915	67,363,871
Prudential PLC, 6.50%	1,289,624	33,942,904
Prudential PLC, 6.75%	1,062,474	28,198,060
Reinsurance Group of America Inc., 6.20%[b,c]	1,841,275	54,888,408
RenaissanceRe Holdings Ltd. Series E, 5.38%	1,267,269	32,467,432
Selective Insurance Group Inc., 5.88%	922,627	23,600,799
Validus Holdings Ltd. Series A, 5.88%	647,848	16,565,473

		1,612,653,620
MACHINERY — 0.72%
Rexnord Corp. Series A, 5.75%[a]	865,006	46,926,576
Stanley Black & Decker Inc., 5.75%	3,313,600	84,728,752

		131,655,328
MARINE — 0.35%
Seaspan Corp. Series D, 7.95%	593,143	12,687,329
Seaspan Corp. Series E, 8.25%	590,884	13,082,171
Seaspan Corp. Series G, 8.20%	836,758	17,571,918
Seaspan Corp. Series H, 7.88%	956,872	19,721,132

		63,062,550
MEDIA — 0.19%
Comcast Corp., 5.00%	1,326,921	33,942,639

		33,942,639
MORTGAGE REAL ESTATE INVESTMENT — 2.33%
AGNC Investment Corp., 8.00%[c]	805,582	20,703,457

Security	Shares	Value
AGNC Investment Corp. Series B, 7.75%[c]	828,764	$21,564,439
Annaly Capital Management Inc. Series C, 7.63%	1,314,012	33,875,229
Annaly Capital Management Inc. Series D, 7.50%	1,989,735	50,718,345
Annaly Capital Management Inc. Series E, 7.63%	1,321,907	33,801,162
Apollo Commercial Real Estate Finance Inc. Series C, 8.00%	792,724	20,190,680
ARMOUR Residential REIT Inc. Series B, 7.88%	599,621	14,990,525
Capstead Mortgage Corp. Series E, 7.50%	755,121	19,127,215
Chimera Investment Corp. Series A, 8.00%	612,541	15,644,297
Chimera Investment Corp. Series B, 8.00%[b]	1,280,058	32,756,684
CYS Investments Inc. Series B, 7.50%	919,102	22,444,471
Invesco Mortgage Capital Inc. Series A, 7.75%[c]	611,269	15,422,317
Invesco Mortgage Capital Inc. Series B, 7.75%[b,c]	783,804	19,838,079
MFA Financial Inc. Series B, 7.50%	922,875	23,394,881
Resource Capital Corp., 8.25%	576,342	13,855,262
Resource Capital Corp., 8.63%[b]	568,617	14,073,271
Two Harbors Investment Corp. Series A, 8.13%[b]	619,250	17,184,188
Wells Fargo Real Estate Investment Corp. Series A, 6.38%	1,369,616	37,185,075

		426,769,577
MULTI-UTILITIES — 0.06%
Just Energy Group Inc. Series A, 8.50%[b]	432,810	10,919,796

		10,919,796
OIL, GAS & CONSUMABLE FUELS — 2.29%
Blueknight Energy Partners LP Series A, 11.00%[a,b]	60,201	465,956
Hess Corp., 8.00%[a,c]	1,246,483	69,329,384

585

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

June 30, 2017

Security	Shares	Value
Kinder Morgan Inc/DE Series A, 9.75%[a,c]	3,404,109	$149,372,303
NuStar Energy LP Series A, 8.50%[b]	1,055,709	27,585,676
NuStar Logistics LP, 7.63%[b]	1,778,550	45,441,953
Southwestern Energy Co. Series B, 6.25%	3,667,158	53,503,835
Targa Resources Partners LP Series A, 9.00%[b]	530,091	14,095,120
Teekay LNG Partners LP, 9.00%	527,608	13,142,715
Teekay Offshore Partners LP Series A, 7.25%	725,652	12,045,823
Teekay Offshore Partners LP Series B, 8.50%	532,732	10,169,854
WPX Energy Inc. Series A, 6.25%[a]	506,762	23,903,964

		419,056,583
PHARMACEUTICALS — 2.55%
Allergan PLC Series A, 5.50%[a]	536,612	465,822,145

		465,822,145
THRIFTS & MORTGAGE FINANCE — 0.33%
New York Community Bancorp Inc. Series A, 6.38%[b]	2,115,468	60,502,385

		60,502,385
WIRELESS TELECOMMUNICATION SERVICES — 1.80%
T-Mobile U.S. Inc., 5.50%[a]	2,132,027	210,303,143
Telephone & Data Systems Inc., 5.88%	914,748	22,777,225
Telephone & Data Systems Inc., 6.88%	997,078	25,275,927
Telephone & Data Systems Inc., 7.00%	1,283,206	32,875,738

Security	Shares	Value
U.S. Cellular Corp., 6.95%	1,496,336	$38,276,275

		329,508,308

TOTAL PREFERRED STOCKS
(Cost: $17,738,290,185)		17,836,178,392

SHORT-TERM INVESTMENTS — 2.33%

MONEY MARKET FUNDS — 2.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[e,f,g]	32,338,770	32,348,471
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[e,f]	393,561,243	393,561,243

		425,909,714

TOTAL SHORT-TERM INVESTMENTS
(Cost: $425,903,256)		425,909,714

TOTAL INVESTMENTS IN SECURITIES—99.87%
(Cost: $18,164,193,441)[h]		18,262,088,106
Other Assets, Less Liabilities — 0.13%		23,959,847

NET ASSETS — 100.00%		$18,286,047,953

[a]	Convertible preferred stock.
[b]	Variable rate security. Rate shown is as of report date.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated issuer. See Schedule 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $18,189,561,709. Net unrealized appreciation was $72,526,397, of which $628,457,293 represented gross unrealized appreciation on securities and $555,930,896 represented gross unrealized depreciation on securities.

586

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

June 30, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PNC Financial Services Group Inc. (The) Series P, 6.13%	6,222,991	50,000	—	6,272,991	$185,680,534	$2,382,242	$—
PNC Financial Services Group Inc. (The) Series Q, 5.38%	1,969,964	25,000	—	1,994,964	51,031,179	661,786	—

					$236,711,713	$3,044,028	$—

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Preferred stocks	$17,836,178,392	$—	$—	$17,836,178,392
Money market funds	425,909,714	—	—	425,909,714

Total	$18,262,088,106	$—	$—	$18,262,088,106

587

Schedule of Investments (Unaudited)

iSHARES® U.S. REAL ESTATE ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.50%

DIVERSIFIED REAL ESTATE ACTIVITIES — 0.32%
Alexander & Baldwin Inc.	219,969	$9,102,317
St. Joe Co. (The)[a,b]	314,488	5,896,650

		14,998,967
DIVERSIFIED REITS — 5.01%
Colony NorthStar Inc. Class Ab	2,570,675	36,220,811
Forest City Realty Trust Inc. Class A	1,022,428	24,712,085
Gramercy Property Trust[b]	710,325	21,103,756
Lexington Realty Trust[b]	1,022,603	10,133,996
Liberty Property Trust	687,785	27,999,727
Spirit Realty Capital Inc.[b]	2,266,397	16,794,002
STORE Capital Corp.[b]	804,894	18,069,870
VEREIT Inc.	4,547,660	37,017,952
Washington REIT[b]	357,689	11,410,279
WP Carey Inc.	497,367	32,831,196

		236,293,674
HEALTH CARE REITS — 10.14%
Care Capital Properties Inc.	374,078	9,987,883
HCP Inc.	2,185,230	69,839,951
Healthcare Realty Trust Inc.[b]	547,923	18,711,570
Healthcare Trust of America Inc. Class Ab	893,955	27,810,940
Medical Properties Trust Inc.[b]	1,702,180	21,907,057
National Health Investors Inc.[b]	192,497	15,245,762
Omega Healthcare Investors Inc.[b]	919,201	30,352,017
Physicians Realty Trust	719,249	14,485,675
Quality Care Properties Inc.[a]	439,624	8,049,515
Senior Housing Properties Trust	941,148	19,237,065
Ventas Inc.	1,654,991	114,988,775
Welltower Inc.	1,707,644	127,817,153

		478,433,363
HOTEL & RESORT REITS — 4.33%
Apple Hospitality REIT Inc.[b]	736,843	13,786,333
DiamondRock Hospitality Co.[b]	946,421	10,363,310
Hospitality Properties Trust	650,829	18,971,665
Host Hotels & Resorts Inc.[b]	3,449,870	63,029,125
LaSalle Hotel Properties[b]	527,274	15,712,765
Park Hotels & Resorts Inc.[b]	675,889	18,221,967
Pebblebrook Hotel Trust[b]	328,773	10,599,642

Security	Shares	Value
RLJ Lodging Trust[b]	585,538	$11,634,640
Ryman Hospitality Properties Inc.[b]	239,168	15,309,144
Sunstone Hotel Investors Inc.[b]	1,032,461	16,643,271
Xenia Hotels & Resorts Inc.[b]	502,594	9,735,246

		204,007,108
INDUSTRIAL REITS — 5.16%
DCT Industrial Trust Inc.	429,784	22,967,657
Duke Realty Corp.	1,659,192	46,374,416
EastGroup Properties Inc.[b]	158,993	13,323,613
First Industrial Realty Trust Inc.[b]	552,074	15,800,358
Prologis Inc.	2,473,193	145,028,038

		243,494,082
MORTGAGE REITS — 4.63%
AGNC Investment Corp.[b]	1,659,878	35,338,803
Annaly Capital Management Inc.[b]	4,744,209	57,167,718
Blackstone Mortgage Trust Inc. Class Ab	445,335	14,072,586
Chimera Investment Corp.[b]	841,390	15,675,096
CYS Investments Inc.	720,197	6,056,857
Invesco Mortgage Capital Inc.	524,108	8,757,845
MFA Financial Inc.	1,861,422	15,617,330
New Residential Investment Corp.	1,436,920	22,358,475
Starwood Property Trust Inc.[b]	1,216,244	27,231,703
Two Harbors Investment Corp.	1,645,454	16,306,449

		218,582,862
OFFICE REITS — 10.57%
Alexandria Real Estate Equities Inc.[b]	424,858	51,182,643
Boston Properties Inc.[b]	717,541	88,271,894
Brandywine Realty Trust	825,531	14,471,558
Columbia Property Trust Inc.	570,309	12,763,515
Corporate Office Properties Trust[b]	465,765	16,315,748
Cousins Properties Inc.[b]	1,961,491	17,241,506
Douglas Emmett Inc.[b]	686,332	26,224,746
Equity Commonwealth[a,b]	583,903	18,451,335
Highwoods Properties Inc.	476,882	24,182,686
Hudson Pacific Properties Inc.	729,461	24,940,272
Kilroy Realty Corp.[b]	458,872	34,484,231
Mack-Cali Realty Corp.[b]	421,992	11,452,863

588

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. REAL ESTATE ETF

June 30, 2017

Security	Shares	Value
Paramount Group Inc.[b]	864,530	$13,832,480
Parkway Inc.	206,836	4,734,476
Piedmont Office Realty Trust Inc. Class Ab	684,423	14,427,637
SL Green Realty Corp.[b]	475,058	50,261,136
Vornado Realty Trust	803,331	75,432,781

		498,671,507
REAL ESTATE DEVELOPMENT — 0.44%
Howard Hughes Corp. (The)[a]	169,495	20,820,766

		20,820,766
REAL ESTATE SERVICES — 2.09%
CBRE Group Inc. Class Aa,b	1,402,836	51,063,230
Jones Lang LaSalle Inc.[b]	211,672	26,459,000
Realogy Holdings Corp.	645,613	20,950,142

		98,472,372
RESIDENTIAL REITS — 13.05%
American Campus Communities Inc.	626,231	29,620,726
American Homes 4 Rent Class Ab	1,098,643	24,796,372
Apartment Investment & Management Co. Class Ab	733,371	31,512,952
AvalonBay Communities Inc.[b]	642,575	123,483,638
Camden Property Trust	409,212	34,991,718
Education Realty Trust Inc.[b]	343,735	13,319,731
Equity Lifestyle Properties Inc.	381,223	32,914,794
Equity Residential[b]	1,712,254	112,717,681
Essex Property Trust Inc.	305,941	78,709,441
Mid-America Apartment Communities Inc.[b]	529,756	55,825,687
Sun Communities Inc.[b]	330,337	28,967,252
UDR Inc.[b]	1,247,511	48,615,504

		615,475,496
RETAIL REITS — 14.56%
Acadia Realty Trust[b]	398,200	11,069,960
Brixmor Property Group Inc.	1,167,000	20,865,960
CBL & Associates Properties Inc.[b]	780,381	6,578,612
DDR Corp.	1,448,380	13,136,807
Federal Realty Investment Trust	337,113	42,607,712
GGP Inc.[b]	2,716,641	64,004,062
Kimco Realty Corp.[b]	1,987,238	36,465,817
Kite Realty Group Trust[b]	359,156	6,798,823
Macerich Co. (The)[b]	556,196	32,292,740

Security	Shares	Value
National Retail Properties Inc.	696,917	$27,249,455
Realty Income Corp.[b]	1,273,424	70,267,536
Regency Centers Corp.[b]	682,624	42,759,568
Retail Properties of America Inc. Class Ab	1,111,029	13,565,664
Simon Property Group Inc.[b]	1,455,957	235,515,604
Tanger Factory Outlet Centers Inc.[b]	453,034	11,769,823
Taubman Centers Inc.	284,236	16,926,254
Urban Edge Properties[b]	467,341	11,090,002
Washington Prime Group Inc.[b]	870,506	7,286,135
Weingarten Realty Investors	553,231	16,652,253

		686,902,787
SPECIALIZED REITS — 29.20%
American Tower Corp.	1,982,059	262,266,047
CoreCivic Inc.	553,595	15,268,150
CoreSite Realty Corp.[b]	160,600	16,626,918
Crown Castle International Corp.[b]	1,707,379	171,045,228
CubeSmart	842,928	20,263,989
CyrusOne Inc.[b]	365,214	20,360,681
Digital Realty Trust Inc.[b]	745,131	84,162,547
DuPont Fabros Technology Inc.[b]	363,938	22,258,448
EPR Properties	299,591	21,531,605
Equinix Inc.	363,345	155,933,140
Extra Space Storage Inc.[b]	587,534	45,827,652
Four Corners Property Trust Inc.	284,449	7,142,514
Gaming and Leisure Properties Inc.[b]	913,796	34,422,695
GEO Group Inc. (The)	582,607	17,227,689
Iron Mountain Inc.[b]	1,146,485	39,393,225
Lamar Advertising Co. Class Ab	390,095	28,699,289
Life Storage Inc.[b]	219,262	16,247,314
Outfront Media Inc.	653,869	15,117,451
Potlatch Corp.[b]	193,326	8,834,998
Public Storage[b]	697,234	145,394,206
Rayonier Inc.	605,060	17,407,576
SBA Communications Corp.[a]	565,696	76,312,391
Uniti Group Inc.[a]	738,969	18,577,681
Weyerhaeuser Co.[b]	3,503,751	117,375,659

		1,377,697,093

TOTAL COMMON STOCKS
(Cost: $5,092,396,643)		4,693,850,077

589

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. REAL ESTATE ETF

June 30, 2017

Security	Shares	Value
SHORT-TERM INVESTMENTS — 9.39%

MONEY MARKET FUNDS — 9.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	442,956,829	$443,089,716

		443,089,716

TOTAL SHORT-TERM INVESTMENTS
(Cost: $443,028,742)		443,089,716

TOTAL INVESTMENTS IN SECURITIES — 108.89%
(Cost: $5,535,425,385)[f]		5,136,939,793
Other Assets, Less Liabilities — (8.89)%		(419,513,312)

NET ASSETS — 100.00%		$4,717,426,481

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $5,577,443,952. Net unrealized depreciation was $440,504,159, of which $63,510,933 represented gross unrealized appreciation on securities and $504,015,092 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,693,850,077	$—	$—	$4,693,850,077
Money market funds	443,089,716	—	—	443,089,716

Total	$5,136,939,793	$—	$—	$5,136,939,793

590

Schedule of Investments (Unaudited)

iSHARES® U.S. REGIONAL BANKS ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.76%

DIVERSIFIED BANKS — 15.53%
U.S. Bancorp.	2,118,501	$109,992,572

		109,992,572
REGIONAL BANKS — 82.12%
Associated Banc-Corp.	203,697	5,133,164
BancorpSouth Inc.	111,160	3,390,380
Bank of Hawaii Corp.	57,119	4,739,163
Bank of the Ozarks Inc.	162,391	7,611,266
BankUnited Inc.	142,863	4,815,912
BB&T Corp.	1,085,042	49,271,757
BOK Financial Corp.	27,991	2,354,883
Cathay General Bancorp.	100,355	3,808,472
Citizens Financial Group Inc.	677,403	24,169,739
Comerica Inc.	236,615	17,329,683
Commerce Bancshares Inc.	116,868	6,641,608
Cullen/Frost Bankers Inc.	76,112	7,147,678
East West Bancorp. Inc.	193,219	11,318,769
F.N.B. Corp.	432,082	6,118,281
Fifth Third Bancorp.	1,003,333	26,046,525
First Financial Bankshares Inc.	88,440	3,909,048
First Horizon National Corp.	312,638	5,446,154
First Republic Bank/CA	206,336	20,654,234
Fulton Financial Corp.	233,780	4,441,820
Glacier Bancorp. Inc.	102,465	3,751,244
Hancock Holding Co.	113,028	5,538,372
Huntington Bancshares Inc./OH	1,453,802	19,655,403
IBERIABANK Corp.	68,157	5,554,796
International Bancshares Corp.	77,734	2,724,577
Investors Bancorp. Inc.	415,048	5,545,041
KeyCorp	1,465,822	27,469,504
M&T Bank Corp.	205,761	33,322,994
MB Financial Inc.	95,294	4,196,748
PacWest Bancorp.	160,304	7,486,197
People’s United Financial Inc.	460,493	8,132,306
PNC Financial Services Group Inc. (The)[a]	647,119	80,805,750
Popular Inc.	136,385	5,688,618
Prosperity Bancshares Inc.	92,927	5,969,630
Regions Financial Corp.	1,607,516	23,534,034
Signature Bank/New York NYb	71,789	10,303,875
SunTrust Banks Inc.	646,551	36,672,373
SVB Financial Group[b]	70,200	12,340,458
Synovus Financial Corp.	163,550	7,235,452
TCF Financial Corp.	228,988	3,650,069

Security	Shares	Value
Texas Capital Bancshares Inc.[b,c]	66,284	$5,130,382
Trustmark Corp.	91,740	2,950,358
UMB Financial Corp.	58,665	4,391,662
Umpqua Holdings Corp.	294,745	5,411,518
United Bankshares Inc./WV	140,211	5,496,271
Valley National Bancorp.	352,830	4,166,922
Webster Financial Corp.	123,307	6,439,092
Western Alliance Bancorp.[b]	126,891	6,243,037
Wintrust Financial Corp.	74,434	5,689,735
Zions Bancorp.	270,976	11,898,556

		581,743,510
THRIFTS & MORTGAGE FINANCE — 2.11%
Capitol Federal Financial Inc.	170,031	2,416,141
New York Community Bancorp. Inc.	654,011	8,587,164
Washington Federal Inc.	119,605	3,970,886

		14,974,191

TOTAL COMMON STOCKS
(Cost: $683,618,587)		706,710,273

SHORT-TERM INVESTMENTS — 0.23%

MONEY MARKET FUNDS — 0.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[d,e,f]	923,931	924,208
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[d,e]	683,623	683,623

		1,607,831

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,607,843)		1,607,831

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $685,226,430)[g]		708,318,104
Other Assets, Less Liabilities — 0.01%		79,146

NET ASSETS — 100.00%		$708,397,250

[a]	Affiliated issuer. See Schedule 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $686,536,511. Net unrealized appreciation was $21,781,593, of which $31,888,448 represented gross unrealized appreciation on securities and $10,106,855 represented gross unrealized depreciation on securities.

591

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. REGIONAL BANKS ETF

June 30, 2017

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the three months ended June 30, 2017, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PNC Financial Services Group Inc. (The)	695,371	43,571	(91,823)	647,119	$80,805,750	$381,309	$2,042,925

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$706,710,273	$—	$—	$706,710,273
Money market funds	1,607,831	—	—	1,607,831

Total	$708,318,104	$—	$—	$708,318,104

592

Schedule of Investments (Unaudited)

iSHARES® U.S. TELECOMMUNICATIONS ETF

June 30, 2017

Security	Shares	Value
COMMON STOCKS — 99.74%

DIVERSIFIED TELECOMMUNICATION SERVICES — 72.47%
AT&T Inc.	1,278,775	$48,248,181
ATN International Inc.	272,095	18,622,182
CenturyLink Inc.[a]	1,189,232	28,398,860
Cincinnati Bell Inc.[a,b]	1,075,892	21,033,689
Consolidated Communications Holdings Inc.	978,931	21,017,649
Frontier Communications Corp.[a]	17,028,464	19,753,018
General Communication Inc. Class Aa,b	522,332	19,138,244
Globalstar Inc.[a,b]	8,868,804	18,890,553
Iridium Communications Inc.[a,b]	1,785,896	19,734,151
Level 3 Communications Inc.[b]	515,969	30,596,962
ORBCOMM Inc.[a,b]	1,732,348	19,575,532
Verizon Communications Inc.	1,025,374	45,793,203
Vonage Holdings Corp.[a,b]	2,913,988	19,057,481
Windstream Holdings Inc.	4,262,667	16,539,148

		346,398,853
WIRELESS TELECOMMUNICATION SERVICES — 27.27%
Shenandoah Telecommunications Co.	657,810	20,194,767
Spok Holdings Inc.	923,133	16,339,454
Sprint Corp.[a,b]	3,023,956	24,826,679
T-Mobile U.S. Inc.[b]	489,886	29,696,889
Telephone & Data Systems Inc.	810,157	22,481,857
U.S. Cellular Corp.[b]	437,818	16,777,186

		130,316,832

TOTAL COMMON STOCKS
(Cost: $541,554,618)		476,715,685

Security	Shares	Value
SHORT-TERM INVESTMENTS — 18.25%

MONEY MARKET FUNDS — 18.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
1.29%[c,d,e]	86,879,856	$86,905,919
BlackRock Cash Funds: Treasury, SL Agency Shares
0.87%[c,d]	317,510	317,510

		87,223,429

TOTAL SHORT-TERM INVESTMENTS
(Cost: $87,208,414)		87,223,429

TOTAL INVESTMENTS IN SECURITIES — 117.99%
(Cost: $628,763,032)[f]		563,939,114
Other Assets, Less Liabilities — (17.99)%		(85,986,926)

NET ASSETS — 100.00%		$477,952,188

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $646,747,049. Net unrealized depreciation was $82,807,935, of which $16,684,573 represented gross unrealized appreciation on securities and $99,492,508 represented gross unrealized depreciation on securities.

593

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. TELECOMMUNICATIONS ETF

June 30, 2017

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2017. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$476,715,685	$—	$—	$476,715,685
Money market funds	87,223,429	—	—	87,223,429

Total	$563,939,114	$—	$—	$563,939,114

594

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small

Martin Small, President (Principal Executive Officer)

Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small

Martin Small, President (Principal Executive Officer)

Date: August 29, 2017

By:	/s/ Jack Gee

Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: August 29, 2017